UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA		90401
(Address of principal executive offices)		(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary DFA Investment Dimensions Group Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

ITEM 1.                SCHEDULE OF INVESTMENTS.

DFA Investment Dimensions Group Inc.

Form N-Q

February 29, 2008

(Unaudited)

Table of Contents

Definitions of Abbreviations and Footnotes

Schedules of Investments
U.S. Large Company Portfolio
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
T.A. U.S. Core Equity 2 Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
CSTG&E U.S. Social Core Equity 2 Portfolio
U.S. Social Core Equity 2 Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
Emerging Markets Portfolio
Emerging Markets Value Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
CSTG&E International Social Core Equity Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Five-Year Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
Tax-Managed DFA International Value Portfolio
Tax-Managed U.S. Equity Portfolio
LWAS/DFA International High Book to Market Portfolio
VA Small Value Portfolio
VA Large Value Portfolio
VA International Value Portfolio
VA International Small Portfolio
VA Short-Term Fixed Portfolio
VA Global Bond Portfolio

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

The DFA Investment Trust Company

Schedules of Investments
The U.S. Large Company Series
The Enhanced U.S. Large Company Series
The U.S. Large Cap Value Series
The U.S. Small Cap Value Series
The U.S. Small Cap Series
The U.S. Micro Cap Series

1

The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
The Tax-Managed U.S. Marketwide Value Series
The Tax-Managed U.S. Equity Series

Notes to Schedules of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

Dimensional Emerging Markets Value Fund Inc.

Schedule of Investments

Notes to Schedule of Investments
Organizational Note
Security Valuation Note
Federal Tax Cost Note

2

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
ADR	American Depository Receipt
AMBAC	American Municipal Bond Assurance Corporation
ETM	Escrowed to Maturity
FGIC	Federal Guaranty Insurance Corporation
FSA	Financial Security Assurance
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
GNMA	Government National Mortgage Association
GO	General Obligation
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
NVDR	Non-Voting Depository Receipt
PLC	Public Liability Company
RB	Revenue Bond
STRB	Special Tax Revenue Bond
TAN	Tax Anticipation Note
TECP	Tax Exempt Commercial Paper
TRAN	Tax and Revenue Anticipation Note

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Security.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from securities on loan.
##	See Federal Tax Cost Note within the Notes to Schedules of Investments.
•	Security is being fair valued as of February 29, 2008.
(r)	The adjustable rate shown is effective as of February 29, 2008.
(y)	The rate shown is the effective yield.
(t)	Face Amount Denominated in Australian Dollars.
(d)	Face Amount Denominated in Denmark Krone.
(e)	Face Amount Denominated in Euro.
(g)	Face Amount Denominated in Great British Pounds.
(j)	Face Amount Denominated in Japanese Yen.
(s)	Face Amount Denominated in Swedish Krona.
(f)	Face Amount Denominated in Swiss Francs.
(z)	Face Amount Denominated in New Zealand Dollars.
–	Amounts designated as — are either zero or rounded to zero.

3

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. LARGE COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Company Series of
The DFA Investment Trust Company	$3,200,826,928
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,691,465,947)##	$3,200,826,928

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,200,826,928
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$3,200,826,928

ENHANCED U.S. LARGE COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Enhanced U.S. Large Company Series of
The DFA Investment Trust Company	33,514,371	$282,191,004
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $271,561,847)##		$282,191,004

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$282,191,004
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$282,191,004

U.S. LARGE CAP VALUE PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Large Cap Value Series of
The DFA Investment Trust Company	345,100,031	$6,984,824,627
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $6,326,537,892)##		$6,984,824,627

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,984,824,627
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$6,984,824,627

U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.5%)
Consumer Discretionary — (10.4%)
*	4Kids Entertainment, Inc.	6,167	$73,017
* #	99 Cents Only Stores	20,500	190,445
*	A.C. Moore Arts & Crafts, Inc.	12,100	103,697
	Aaron Rents, Inc.	57,501	1,128,170
* #	AbitibiBowater Canada, Inc.	13,520	139,932
*	Acme Communications, Inc.	656	1,929
	Acme United Corp.	291	3,931
*	Aftermarket Technology Corp.	27,749	520,294
*	AH Belo Corp. Series A	22,070	268,592
	Aldila, Inc.	6,378	103,642
*	Alloy, Inc.	17,260	132,729
	American Axle & Manufacturing Holdings, Inc.	68,500	1,348,080
	American Greetings Corp. Class A	38,000	715,160
*	America’s Car-Mart, Inc.	15,145	165,080
*	AnnTaylor Stores Corp.	69,300	1,664,586
	Arctic Cat, Inc.	7,929	59,943
	ArvinMeritor, Inc.	93,200	1,052,228
	Asbury Automotive Group, Inc.	18,700	262,174
*	Audiovox Corp. Class A	9,742	87,678
*	AutoNation, Inc.	154,767	2,254,955
* #	Avatar Holdings, Inc.	3,836	165,255
*	Bakers Footwear Group, Inc.	800	1,696
*	Ballantyne of Omaha, Inc.	17,031	83,963
	Bassett Furniture Industries, Inc.	14,330	168,234
	Beasley Broadcast Group, Inc.	8,759	48,612
	Belo Corp. Class A	110,350	1,298,819
*	Big Lots, Inc.	2,000	33,700
#	Blockbuster, Inc. Class A	152,049	462,229
*	Blockbuster, Inc. Class B	83,976	232,614
*	Bluegreen Corp.	26,200	221,652
	Blyth, Inc.	46,805	928,143
	Bob Evans Farms, Inc.	32,600	943,770
#	Bon-Ton Stores, Inc.	4,971	28,434
	Books-A-Million, Inc.	18,749	155,429
#	Borders Group, Inc.	10,100	93,526
	Brunswick Corp.	42,259	688,399
* #	Cabela’s, Inc.	59,200	802,160
*	Cache, Inc.	23,200	231,072
*	California Coastal Communities, Inc.	4,614	23,578
	Callaway Golf Co.	84,830	1,292,809
	Carmike Cinemas, Inc.	6,000	43,380
*	Carriage Services, Inc.	23,779	187,854
*	Cavalier Homes, Inc.	7,800	13,260

1

*	Cavco Industries, Inc.	9,665	$318,365
*	Champion Enterprises, Inc.	98,730	876,722
	Churchill Downs, Inc.	17,200	783,116
#	Citadel Broadcasting Co.	61,700	64,785
	Coachmen Industries, Inc.	7,347	32,547
	Collectors Universe, Inc.	11,197	104,244
*	Concord Camera Corp.	1,728	7,551
* #	Conn’s, Inc.	19,704	251,226
	Cooper Tire & Rubber Co.	46,800	845,676
*	Cox Radio, Inc.	43,880	482,241
	CSS Industries, Inc.	7,200	251,352
*	Culp, Inc.	15,216	111,077
*	Cumulus Media, Inc. Class A	28,900	158,950
*	Cybex International, Inc.	22,176	89,813
*	Design Within Reach, Inc.	3,061	7,377
*	DG Fastchannel, Inc.	22,437	453,003
*	Diedrich Coffee, Inc.	1,706	5,425
#	Dillards, Inc. Class A	45,014	665,757
*	Dixie Group, Inc.	2,833	24,959
	Dover Motorsports, Inc.	17,500	120,925
*	Emerson Radio Corp.	1,000	1,080
#	Emmis Communications Corp. Class A	16,842	49,852
	Entercom Communications Corp.	19,177	214,207
*	Entravision Communications Corp.	50,794	294,605
*	Federal-Mogul Corp.	98,700	44,415
*	Finlay Enterprises, Inc.	3,300	3,069
#	Foot Locker, Inc.	163,470	2,010,681
*	Franklin Covey Co.	23,100	178,332
*	Franklin Electronic Publishers, Inc.	2,819	6,174
	Fred’s, Inc.	51,600	453,048
	FTD Group, Inc.	35,962	495,916
*	Full House Resorts, Inc.	13,700	30,551
#	Furniture Brands International, Inc.	72,600	943,800
* #	Gander Mountain Co.	10,036	56,703
*	Gaylord Entertainment Co.	39,550	1,190,059
*	Genesco, Inc.	5,000	149,750
*	G-III Apparel Group, Ltd.	20,646	270,256
*	Gottschalks, Inc.	6,300	14,490
	Gray Television, Inc.	25,500	147,900
*	Great Wolf Resorts, Inc.	27,600	189,612
	Group 1 Automotive, Inc.	29,200	715,400
*	Hampshire Group, Ltd.	1,200	14,400
#	Handleman Co.	10,100	13,231
*	Hartmarx Corp.	7,200	18,000
#	Haverty Furniture Co., Inc.	21,600	212,112
*	Hawk Corp.	508	9,500
*	Hayes Lemmerz International, Inc.	60,225	191,515
	Hearst-Argyle Television, Inc.	30,900	679,800
*	Hollywood Media Corp.	12,264	32,622
* #	Home Solutions of America, Inc.	10,420	4,272
*	Hot Topic, Inc.	8,122	37,280
*	Image Entertainment, Inc.	5,600	11,984
*	Infosonics Corp.	700	931
*	Interstate Hotels & Resorts, Inc.	40,000	198,800
* #	Isle of Capri Casinos, Inc.	27,443	248,359

2

	J. Alexander’s Corp.	4,455	$34,482
*	Jakks Pacific, Inc.	20,099	561,767
* #	Jarden Corp.	32,561	784,394
*	Jo-Ann Stores, Inc.	12,900	212,850
	Johnson Outdoors, Inc.	951	17,593
	Jones Apparel Group, Inc.	78,583	1,108,806
	Journal Communications, Inc. Class A	58,437	402,631
#	Journal Register Co.	18,215	18,215
	Kenneth Cole Productions, Inc. Class A	18,000	267,660
	Kimball International, Inc. Class B	12,939	135,213
*	Kona Grill, Inc.	5,700	55,461
*	Lakeland Industries, Inc.	6,398	67,243
*	Lakes Entertainment, Inc.	8,496	49,956
#	Landry’s Restaurants, Inc.	10,400	184,392
*	Lazare Kaplan International, Inc.	1,917	19,170
#	La-Z-Boy, Inc.	25,341	213,625
#	Lee Enterprises, Inc.	36,750	378,892
	Leggett & Platt, Inc.	128,617	2,147,904
*	Lenox Group, Inc.	7,200	13,320
	Libbey, Inc.	18,200	283,010
#	Lifetime Brands, Inc.	9,289	95,955
*	Lin TV Corp.	15,000	154,050
	Lithia Motors, Inc. Class A	7,362	75,681
*	Live Nation, Inc.	51,500	611,305
*	Lodgian, Inc.	10,400	93,080
*	Luby’s, Inc.	35,555	325,328
*	MarineMax, Inc.	10,100	124,028
*	McCormick & Schmick’s Seafood Restaurants, Inc.	389	4,217
	MDC Holdings, Inc.	44,900	1,880,412
	Media General, Inc. Class A	19,900	310,440
	Modine Manufacturing Co.	48,924	610,572
	Monaco Coach Corp.	13,745	134,426
	Monro Muffler Brake, Inc.	23,991	401,849
*	Morton’s Restaurant Group, Inc.	9,800	75,950
*	Mothers Work, Inc.	4,460	89,468
	Movado Group, Inc.	24,388	469,713
*	MTR Gaming Group, Inc.	7,100	40,044
*	Multimedia Games, Inc.	33,079	231,553
	National Presto Industries, Inc.	2,700	141,480
#	Nautilus Group, Inc.	14,900	62,431
* #	Navarre Corp.	7,100	11,715
*	New Motion, Inc.	3,312	16,891
	Noble International, Ltd.	23,646	257,978
	OfficeMax, Inc.	26,100	555,147
#	Orleans Homebuilders, Inc.	4,100	20,541
	O’Charleys, Inc.	11,200	126,448
*	Outdoor Channel Holdings, Inc.	21,626	158,951
	Oxford Industries, Inc.	9,200	194,488
* #	Palm Harbor Homes, Inc.	23,110	116,474
*	PC Mall, Inc.	14,470	115,905
	Pennichuck Corp.	416	9,568
	Penske Automotive Group, Inc.	92,200	1,663,288
*	Perry Ellis International, Inc.	7,600	148,884
*	Phoenix Footwear Group, Inc.	562	1,028
	Pier 1 Imports, Inc.	69,853	366,030

3

*	Pinnacle Entertainment, Inc.	55,070	$862,396
*	Playboy Enterprises, Inc. Class B	38,020	306,441
*	Proliance International, Inc.	6,323	17,578
*	Quiksilver, Inc.	113,700	1,023,300
* #	R.H. Donnelley Corp.	36,600	259,494
*	Radio One, Inc. Class D	45,409	57,215
*	Rainmaker Systems, Inc.	20,900	59,983
*	RC2 Corp.	18,200	337,610
	RCN Corp.	32,035	355,588
*	Red Lion Hotels Corp.	24,058	192,705
	Regis Corp.	55,251	1,384,038
* #	Rocky Brands, Inc.	2,567	14,555
*	Rubio’s Restaurants, Inc.	10,040	66,063
	Ruby Tuesday, Inc.	12,000	85,320
	Russ Berrie & Co., Inc.	5,100	66,606
	Ryland Group, Inc.	53,100	1,502,199
*	Saga Communications, Inc. Class A	21,333	124,158
#	Saks, Inc.	68,500	1,065,860
	Salem Communications Corp.	6,363	20,998
*	Scholastic Corp.	21,300	742,731
	Service Corp. International	143,900	1,554,120
* #	Sharper Image Corp.	6,649	1,463
	Shiloh Industries, Inc.	16,892	157,433
*	Shoe Carnival, Inc.	5,402	73,197
*	Silverleaf Resorts, Inc.	4,600	15,272
	Sinclair Broadcast Group, Inc. Class A	66,600	614,718
*	Skechers U.S.A., Inc. Class A	41,470	882,896
	Skyline Corp.	12,600	355,320
	Sonic Automotive, Inc.	53,400	949,452
* #	Source Interlink Companies, Inc.	20,700	34,983
*	Spanish Broadcasting System, Inc.	14,010	21,015
	Speedway Motorsports, Inc.	54,912	1,603,430
*	Sport Chalet, Inc. Class A	3,604	16,038
	Sport Supply Group, Inc.	18,157	206,264
	Stage Stores, Inc.	35,207	445,721
	Standard Motor Products, Inc.	8,775	65,023
*	Steinway Musical Instruments, Inc.	10,200	252,042
	Stewart Enterprises, Inc.	49,400	294,918
*	Stoneridge, Inc.	9,800	105,644
	Sturm Ruger & Co., Inc.	11,800	93,220
	Superior Industries International, Inc.	10,600	184,016
	Superior Uniform Group, Inc.	5,139	50,876
	Syms Corp.	5,305	71,352
#	Systemax, Inc.	36,850	399,085
	Tandy Brand Accessories, Inc.	4,881	29,676
*	Tarragon Corp.	13,400	23,450
*	Tenneco Automotive, Inc.	59,100	1,492,275
	The Marcus Corp.	26,700	425,598
	The Pep Boys - Manny, Moe & Jack	27,100	310,024
* #	The Steak n Shake Co.	21,900	182,646
*	Toll Brothers, Inc.	65,700	1,393,497
*	Trans World Entertainment Corp.	15,200	60,648
* #	Trump Entertainment Resorts, Inc.	7,900	31,758
*	TRW Automotive Holdings Corp.	69,790	1,540,963
*	Unifi, Inc.	75,294	213,835

4

	Unifirst Corp.	17,660	$682,206
*	Universal Electronics, Inc.	18,367	416,931
*	Vail Resorts, Inc.	1,100	49,775
*	Valassis Communications, Inc.	60,040	673,649
*	ValueVision Media, Inc. Class A	17,700	93,102
	Virco Manufacturing Corp.	10,032	59,590
*	Voyager Learning Co.	2,600	18,200
*	Warnaco Group, Inc.	57,452	2,157,897
*	Wells-Gardner Electronics Corp.	2,565	3,847
*	West Marine, Inc.	5,653	45,620
	Wyndham Worldwide Corp.	5,585	123,819
#	Xerium Technologies, Inc.	10,400	52,104
* #	Zale Corp.	41,700	805,644
Total Consumer Discretionary			77,743,659

Consumer Staples — (5.1%)
#	American Italian Pasta Co.	3,600	18,000
	Andersons, Inc.	15,157	701,163
* #	BJ’s Wholesale Club, Inc.	27,900	880,524
#	Cal-Maine Foods, Inc.	10,000	345,000
* #	Caribou Coffee Co.	6,023	15,660
	Casey’s General Stores, Inc.	64,894	1,625,595
	CCA Industries, Inc.	354	3,292
*	Central European Distribution Corp.	8,900	517,802
*	Central Garden & Pet Co.	12,900	63,597
*	Central Garden & Pet Co. Class A	25,800	113,520
#	Chiquita Brands International, Inc.	39,152	801,441
	Coffee Holding Co, Inc.	2,427	10,557
*	Constellation Brands, Inc. Class A	108,500	2,084,285
	Corn Products International, Inc.	36,880	1,353,865
	Del Monte Foods Co.	251,799	2,261,155
*	Elizabeth Arden, Inc.	36,278	660,985
	Farmer Brothers Co.	20,150	449,949
	Great Atlantic & Pacific Tea, Inc.	32,700	885,516
*	Hain Celestial Group, Inc.	49,800	1,344,600
#	Imperial Sugar Co.	15,040	288,768
	Ingles Market, Inc. Class A	15,700	376,957
	J.M. Smucker Co.	53,410	2,734,058
	Lance, Inc.	39,154	655,829
	Longs Drug Stores Corp.	39,200	1,882,776
*	Maui Land & Pineapple Co., Inc.	9,947	260,214
#	MGP Ingredients, Inc.	2,300	14,766
*	Monterey Pasta Co.	1,400	3,850
	Nash Finch Co.	17,000	596,190
*	Natural Alternatives International, Inc.	4,646	42,325
* #	Natural Health Trends Corp.	3,000	2,940
*	Omega Protein Corp.	16,365	173,469
*	Parlux Fragrances, Inc.	24,643	83,293
	PepsiAmericas, Inc.	38,400	971,520
*	Performance Food Group Co.	36,900	1,199,250
	Pilgrim’s Pride Corp.	55,900	1,311,414
*	Prestige Brands Holdings, Inc.	34,697	267,514
	PriceSmart, Inc.	4,712	114,313
*	Pyramid Breweries, Inc.	2,216	4,809
*	Redhook Ale Brewery, Inc.	5,134	26,645

5

	Ruddick Corp.	61,438	$1,981,375
#	Sanderson Farms, Inc.	23,447	817,362
*	Sanfilippo (John B.) & Son, Inc.	7,649	71,365
	Seaboard Corp.	540	858,600
*	Smithfield Foods, Inc.	167,724	4,620,796
* #	Spectrum Brands, Inc.	66,400	249,664
	Tasty Baking Co.	3,760	25,756
*	TreeHouse Foods, Inc.	39,075	866,293
	Universal Corp.	34,300	1,952,013
	Weis Markets, Inc.	34,000	1,101,940
*	Winn-Dixie Stores, Inc.	19,190	313,756
Total Consumer Staples			38,006,326

Energy — (9.8%)
* #	Allis-Chalmers Energy, Inc.	26,120	329,634
*	Basic Energy Services, Inc.	52,375	1,108,255
*	Bois d’Arc Energy, Inc.	85,074	1,826,539
*	Brigham Exploration Co.	58,384	455,979
*	Bristow Group, Inc.	29,800	1,572,248
*	Bronco Drilling Co., Inc.	34,944	552,465
*	Callon Petroleum Co.	15,800	291,352
	Cimarex Energy Co.	95,897	5,053,772
*	Clayton Williams Energy, Inc.	11,032	417,561
*	Complete Production Services, Inc.	64,118	1,245,172
*	Comstock Resources, Inc.	49,570	1,799,391
*	Dawson Geophysical Co.	2,600	171,262
* #	Edge Petroleum Corp.	17,142	82,282
*	Encore Acquisition Co.	56,950	2,095,760
*	EXCO Resources, Inc.	131,000	2,272,850
*	Exterran Holdings, Inc.	26,088	1,817,029
*	Forest Oil Corp.	106,721	5,264,547
*	Grey Wolf, Inc.	219,270	1,359,474
	Gulf Island Fabrication, Inc.	17,829	520,072
*	Gulfmark Offshore, Inc.	28,590	1,448,369
*	Harvest Natural Resources, Inc.	34,000	416,840
	Helmerich & Payne, Inc.	54,300	2,434,269
*	HKN, Inc.	10,222	88,829
*	Hornbeck Offshore Services, Inc.	32,500	1,460,225
*	Infinity, Inc.	8,200	3,608
*	Mariner Energy, Inc.	76,763	2,128,638
*	Meridian Resource Corp.	62,000	96,100
*	Mitcham Industries, Inc.	5,500	97,075
*	Natural Gas Services Group	14,100	315,840
*	Newpark Resources, Inc.	114,400	506,792
*	Oil States International, Inc.	46,200	1,947,792
	Overseas Shipholding Group, Inc.	39,100	2,452,352
*	Parker Drilling Co.	142,013	941,546
	Patterson-UTI Energy, Inc.	100,300	2,380,119
	Penn Virginia Corp.	34,100	1,451,296
*	Petrohawk Energy Corp.	117,700	2,128,016
*	Petroleum Development Corp.	18,685	1,303,466
*	PHI, Inc.	18,229	551,610
*	Pioneer Drilling Co.	71,440	958,010
	Pioneer Natural Resources Co.	42,000	1,881,180
*	Plains Exploration & Production Co.	32,761	1,769,094

6

*	Pride International, Inc.	12,400	$439,456
*	Quest Resource Corp.	28,290	200,859
	Rowan Companies, Inc.	43,811	1,766,021
*	SEACOR Holdings, Inc.	27,241	2,614,864
*	Stone Energy Corp.	35,270	1,790,305
*	Swift Energy Corp.	37,800	1,804,194
*	Teton Energy Corp.	13,479	65,373
#	Tidewater, Inc.	46,400	2,605,360
*	Trico Marine Services, Inc.	22,500	889,200
*	Union Drilling, Inc.	27,677	554,094
*	Unit Corp.	32,200	1,775,830
	USEC, Inc.	45,100	287,738
*	W-H Energy Services, Inc.	26,000	1,634,620
*	Whiting Petroleum Corp.	33,800	2,069,236
Total Energy			73,493,860

Financials — (21.0%)
	1st Source Corp.	30,558	533,543
	21st Century Holding Co.	10,300	134,518
	Abington Bancorp, Inc.	30,526	306,176
	Advanta Corp. Class A	7,582	53,832
	Advanta Corp. Class B	15,035	116,070
	Affirmative Insurance Holdings, Inc.	3,000	26,760
	Alfa Corp.	40,018	871,192
*	Allegheny Corp.	8,228	2,970,308
*	AmComp, Inc.	15,009	183,860
	Amcore Financial, Inc.	33,500	650,570
	American Bancorp of New Jersey, Inc.	10,070	108,152
	American Equity Investment Life Holding Co.	28,700	274,085
	American Financial Group, Inc.	123,082	3,184,131
	American National Insurance Co.	10,400	1,179,880
	American West Bancorporation	24,764	218,666
* #	AmeriCredit Corp.	56,600	813,908
	Ameris Bancorp	16,783	238,654
*	Amerisafe, Inc.	27,776	365,254
*	AmeriServe Financial, Inc.	7,314	21,211
	Anchor Bancorp Wisconsin, Inc.	30,275	573,106
*	Argo Group International Holdings, Ltd.	12,399	463,971
	Asset Acceptance Capital Corp.	39,140	381,615
	Associated Banc-Corp.	16,635	414,544
	Atlantic Coast Federal Corp.	6,650	65,835
*	B of I Holding, Inc.	4,110	25,276
	Baldwin & Lyons, Inc. Class B	4,725	115,101
	BancFirst Corp.	19,272	811,929
	BancorpSouth, Inc.	39,100	878,968
#	BancTrust Financial Group, Inc.	1,573	17,287
*	Bank of Florida Corp.	7,421	69,461
	Bank of Granite Corp.	15,056	179,769
	BankFinancial Corp.	31,338	445,626
#	BankUnited Financial Corp. Class A	17,900	87,352
	Banner Corp.	23,327	505,263
	Benjamin Franklin Bancorp, Inc.	300	4,221
	Berkshire Hills Bancorp, Inc.	15,648	354,427
	Beverly Hills Bancorp, Inc.	23,819	117,904
#	Boston Private Financial Holdings, Inc.	46,900	645,813

7

	Brookline Bancorp, Inc.	88,849	$853,839
	Cadence Financial Corp.	13,496	206,894
	Capital Corp. of the West	13,542	186,202
	Capital Southwest Corp.	5,823	640,879
#	Capitol Bancorp, Ltd.	17,520	326,222
	Cardinal Financial Corp.	30,115	239,414
#	Cathay General Bancorp	58,697	1,286,638
*	Centennial Bank Holdings, Inc.	58,282	345,612
	Center Bancorp, Inc.	15,895	177,229
	Center Financial Corp.	20,512	199,582
*	Central Jersey Bancorp	300	2,244
	Central Pacific Financial Corp.	18,300	338,367
#	Chemical Financial Corp.	11,704	260,063
	Citizens Community Bancorp, Inc.	6,167	55,195
	Citizens First Bancorp, Inc.	7,000	88,270
	Citizens Republic Bancorp, Inc.	90,010	1,001,811
* #	Citizens, Inc.	51,700	292,105
	City Holding Co.	20,272	754,929
*	CNA Surety Corp.	55,886	788,551
	CoBiz Financial, Inc.	28,999	356,398
	Columbia Banking System, Inc.	22,500	519,525
	Commerce Group, Inc.	41,500	1,503,960
	Community Bank System, Inc.	14,400	318,240
	Community Trust Bancorp, Inc.	19,380	524,229
	Compass Diversified Holdings	24,012	326,563
* #	CompuCredit Corp.	20,713	215,001
*	Conseco, Inc.	103,400	1,212,882
*	Consumer Portfolio Services, Inc.	12,258	38,490
*	Core-Mark Holding Co., Inc.	15,600	414,492
#	Corus Bankshares, Inc.	69,548	718,431
*	Cowen Group, Inc.	7,500	56,250
*	Crescent Financial Corp.	10,577	91,808
	Delphi Financial Group, Inc. Class A	55,085	1,661,364
#	Delta Financial Corp.	12,200	671
	Dime Community Bancshares	42,527	647,261
	Donegal Group, Inc. Class A	25,660	418,771
	Eastern Insurance Holdings, Inc.	12,752	208,623
*	Encore Capital Group, Inc.	34,400	253,872
#	F.N.B. Corp.	77,500	1,062,525
	FBL Financial Group, Inc. Class A	36,012	1,059,113
	Federal Agriculture Mortgage Corp. Class C	6,700	161,068
	Fidelity National Financial, Inc.	114,300	2,012,823
	Fidelity Southern Corp.	517	4,110
	Financial Federal Corp.	32,300	696,065
*	First Acceptance Corp.	16,200	52,812
	First American Corp.	49,900	1,738,017
	First Bancorp	18,019	319,116
#	First Busey Corp.	45,423	849,864
	First Charter Corp.	7,598	183,948
	First Citizens BancShares, Inc.	3,500	497,665
#	First Commonwealth Financial Corp.	93,600	990,288
	First Community Bancorp	26,500	755,250
	First Financial Bancorp	44,339	513,889
	First Financial Corp.	16,546	434,332
	First Financial Holdings, Inc.	14,714	334,155

8

	First Merchants Corp.	8,750	$236,337
	First Midwest Bancorp, Inc.	62,005	1,615,230
	First Niagara Financial Group, Inc.	129,195	1,475,411
	First Place Financial Corp.	3,800	46,588
*	First Regional Bancorp	17,668	282,865
	First State Bancorporation	19,700	234,036
*	FirstCity Financial Corp.	7,572	66,709
* #	FirstFed Financial Corp.	2,100	65,625
	FirstMerit Corp.	103,028	1,933,836
#	Flagstar Bancorp, Inc.	38,300	274,228
	Flushing Financial Corp.	31,861	519,334
	FNB United Corp.	9,654	111,986
*	FPIC Insurance Group, Inc.	13,855	605,048
* #	Franklin Credit Management Corp.	500	425
	Fulton Financial Corp.	140,769	1,637,143
	Gateway Financial Holdings, Inc.	15,796	180,864
	GB&T Bancshares, Inc.	200	1,780
	German American Bancorp, Inc.	6,133	77,214
	Great Southern Bancorp, Inc.	16,805	301,650
	Greene Bancshares, Inc.	11,600	211,352
*	Hallmark Financial Services, Inc.	26,083	307,258
	Hanmi Financial Corp.	33,160	253,011
	Hanover Insurance Group, Inc.	50,450	2,204,160
	Harleysville Group, Inc.	27,400	920,092
	Harleysville National Corp.	39,336	522,775
	HCC Insurance Holdings, Inc.	86,900	2,090,814
	Hercules Technology Growth Capital, Inc.	16,916	201,131
	Heritage Commerce Corp.	15,496	255,374
	Hilb Rogal Hamilton Co.	46,400	1,420,768
#	Home Bancshares, Inc.	21,602	431,608
	HopFed Bancorp, Inc.	326	4,600
	Horace Mann Educators Corp.	32,800	570,064
	Horizon Financial Corp.	14,997	191,962
	Huntington Bancshares, Inc.	121,707	1,487,260
	IBERIABANK Corp.	16,788	746,562
	Independence Holding Co.	12,093	133,023
	Independent Bank Corp. (MA)	16,834	445,596
	Independent Bank Corp. (MI)	17,578	171,561
	Infinity Property & Casualty Corp.	12,200	490,074
	Integra Bank Corp.	20,837	296,094
	International Bancshares Corp.	82,442	1,787,343
	Intervest Bancshares Corp.	5,200	69,160
	Irwin Financial Corp.	14,300	107,393
	Janus Capital Group, Inc.	35,901	869,522
*	Knight Capital Group, Inc.	41,900	671,657
*	LaBranche & Co., Inc.	28,200	130,848
	Lakeland Bancorp, Inc.	33,472	372,878
	Lakeland Financial Corp.	15,633	318,913
#	LandAmerica Financial Group, Inc.	8,400	309,288
	Legacy Bancorp, Inc.	10,806	153,337
	LNB Bancorp, Inc.	3,087	40,162
	MainSource Financial Group, Inc.	23,088	302,684
*	Marlin Business Services, Inc.	6,300	59,976
	MB Financial, Inc.	44,189	1,271,318
	MBT Financial Corp.	17,408	147,098

9

	MCG Capital Corp.	74,087	$889,044
*	Meadowbrook Insurance Group, Inc.	46,339	368,858
	Medallion Financial Corp.	11,500	113,965
	Mercantile Bank Corp.	1,470	19,845
	Mercer Insurance Group, Inc.	6,484	114,118
	Mercury General Corp.	41,365	1,886,244
	Midland Co.	7,400	478,188
	Midwest Banc Holdings, Inc.	39,294	403,549
	Nara Bancorp, Inc.	32,271	353,690
	National Financial Partners Corp.	1,600	38,032
	National Penn Bancshares, Inc.	65,175	1,043,452
*	Navigators Group, Inc.	21,100	1,154,803
	NBT Bancorp, Inc.	40,619	778,666
	New England Bancshares, Inc.	4,879	53,889
	New Hampshire Thrift Bancshares, Inc.	500	6,575
#	New York Community Bancorp, Inc.	16,829	274,818
	NewAlliance Bancshares, Inc.	138,200	1,572,716
*	NexCen Brands, Inc.	26,103	102,846
*	North Pointe Holdings Corp.	444	6,922
	Northeast Community Bancorp, Inc.	3,912	45,966
#	Northwest Bancorp, Inc.	60,792	1,605,517
	OceanFirst Financial Corp.	15,917	256,900
	Odyssey Re Holdings Corp.	78,806	2,851,201
#	Old National Bancorp	83,384	1,294,120
	Old Republic International Corp.	194,299	2,665,782
	Old Second Bancorp, Inc.	11,950	307,832
	Omega Financial Corp.	8,689	239,034
	Pacific Capital Bancorp	57,800	1,210,910
	Pacific Mercantile Bancorp	12,372	121,122
	Park National Corp.	17,750	1,073,875
	Patriot Capital Funding, Inc.	9,943	104,004
	Peapack-Gladstone Financial Corp.	1,700	43,639
*	Penn Treaty American Corp.	34,143	196,322
	Peoples Bancorp, Inc.	12,431	270,001
*	Pico Holdings, Inc.	23,000	786,140
* #	Pinnacle Financial Partners, Inc.	27,289	626,010
*	Piper Jaffray Companies, Inc.	6,200	240,126
*	PMA Capital Corp. Class A	14,834	121,639
	Presidential Life Corp.	13,605	228,020
*	ProAssurance Corp.	23,600	1,254,812
	ProCentury Corp.	16,012	293,820
	Prosperity Bancshares, Inc.	56,027	1,479,113
	Protective Life Corp.	87,959	3,394,338
	Provident Bankshares Corp.	22,328	284,235
	Provident Financial Holdings, Inc.	1,200	20,280
	Provident Financial Services, Inc.	63,700	763,763
	Provident New York Bancorp	42,900	562,419
	PSB Holdings, Inc.	599	5,391
	QC Holdings, Inc.	23,877	196,030
	Rainier Pacific Financial Group, Inc.	4,598	62,395
	Reinsurance Group of America, Inc.	46,173	2,526,125
	Renasant Corp.	26,106	549,792
	Resource America, Inc.	23,201	277,252
*	Rewards Network, Inc.	39,784	183,006
	Riverview Bancorp, Inc.	9,519	101,853

10

	RLI Corp.	27,856	$1,454,919
	Rome Bancorp, Inc.	4,039	47,499
*	Royal Bank of Canada	2,032	101,831
	S&T Bancorp, Inc.	30,861	874,909
	Safety Insurance Group, Inc.	22,895	849,176
	Sanders Morris Harris Group, Inc.	31,354	279,991
	Sandy Spring Bancorp, Inc.	23,100	628,551
*	SCPIE Holdings, Inc.	3,900	106,860
*	Seabright Insurance Holdings	29,542	440,176
	Selective Insurance Group, Inc.	38,800	921,888
	SI Financial Group, Inc.	3,329	32,092
	Simmons First National Corp. Class A	18,698	477,734
	Somerset Hills Bancorp	501	5,616
	South Financial Group, Inc.	65,700	948,051
	Southern Community Financial Corp.	7,028	51,796
*	Southern Connecticut Bancorp, Inc.	500	3,600
	Southside Bancshares, Inc.	14,821	307,832
	Southwest Bancorp, Inc.	21,504	348,150
	StanCorp Financial Group, Inc.	27,600	1,354,884
	State Auto Financial Corp.	51,435	1,395,946
	State Bancorp, Inc.	7,449	96,614
	Sterling Bancorp	21,719	305,804
	Sterling Bancshares, Inc.	92,864	864,564
	Sterling Financial Corp.	24,066	358,343
	Sterling Financial Corp. (PA)	11,400	190,722
	Stewart Information Services Corp.	10,300	306,631
*	Sun American Bancorp	320	1,542
*	Sun Bancorp, Inc.	28,520	363,915
*	Superior Bancorp	10,374	54,152
	Susquehanna Bancshares, Inc.	89,361	1,777,390
*	Susser Holdings Corp.	4,500	108,990
	SWS Group, Inc.	20,860	237,595
	Taylor Capital Group, Inc.	10,757	175,339
#	Temecula Valley Bancorp, Inc.	1,800	18,360
#	The Colonial BancGroup, Inc.	105,600	1,275,648
	The Phoenix Companies, Inc.	44,900	510,962
*	Thomas Weisel Partners Group, Inc.	29,322	258,034
	TierOne Corp.	9,048	133,006
	Tompkins Financial Corp.	9,700	427,285
	Transatlantic Holdings, Inc.	32,574	2,195,488
* #	Trenwick Group, Ltd.	38,857	39
* #	Triad Guaranty, Inc.	5,198	30,564
	Trico Bancshares	19,959	336,708
	Trustmark Corp.	71,821	1,419,183
	UCBH Holdings, Inc.	130,912	1,477,996
	UMB Financial Corp.	51,565	1,973,908
#	Umpqua Holdings Corp.	44,049	624,174
	Union Bankshares Corp.	16,876	295,161
	United Bankshares, Inc.	54,453	1,430,480
#	United Community Banks, Inc.	21,000	299,040
	United Community Financial Corp.	32,344	179,509
	United Financial Bancorp, Inc.	21,784	250,298
	United Fire & Casualty Co.	27,731	952,560
*	United PanAm Financial Corp.	5,500	21,450
	United Western Bancorp, Inc.	8,427	158,259

11

	Unitrin, Inc.	64,440	$2,294,064
*	Universal American Corp.	62,500	1,073,750
	Univest Corporation of Pennsylvania	15,546	318,227
#	Vineyard National Bancorp Co.	5,735	51,672
	Washington Federal, Inc.	88,972	2,019,664
	Washington Trust Bancorp, Inc.	16,701	386,127
	Webster Financial Corp.	51,400	1,437,658
	Wesbanco, Inc.	31,347	730,072
	Wesco Financial Corp.	2,775	1,079,475
	West Bancorporation	9,485	121,029
* #	Western Alliance Bancorp	1,200	14,376
	Whitney Holding Corp.	68,753	1,650,760
	Willow Financial Bancorp, Inc.	14,014	114,775
	Wintrust Financial Corp.	29,500	995,625
	Yadkin Valley Financial Corp.	3,834	54,673
	Zenith National Insurance Corp.	46,511	1,585,095
* #	ZipRealty, Inc.	16,949	96,101
Total Financials			156,904,541

Health Care — (7.0%)
*	Accelrys, Inc.	32,505	188,204
*	Achillion Pharmaceuticals, Inc.	14,700	75,411
*	Adolor Corp.	58,865	269,013
*	Air Methods Corp.	5,600	230,272
*	Albany Molecular Research, Inc.	11,902	132,469
*	Allied Healthcare International, Inc.	38,981	79,521
*	Allion Healthcare, Inc.	21,836	128,832
	Alpharma, Inc. Class A	45,800	1,153,244
*	American Dental Partners, Inc.	11,500	110,055
*	AMICAS, Inc.	57,053	149,479
*	AMN Healthcare Services, Inc.	42,384	686,197
*	Amsurg Corp.	38,928	937,776
	Analogic Corp.	16,647	974,016
*	AngioDynamics, Inc.	35,639	590,895
*	APP Pharmaceuticals, Inc.	49,573	557,201
*	Applera Corp. - Celera Group	98,347	1,363,089
*	Arqule, Inc.	37,026	168,839
*	ATS Medical, Inc.	15,200	27,360
*	Avalon Pharmaceuticals, Inc.	7,173	15,924
*	Avigen, Inc.	7,700	25,487
* #	Bentley Pharmaceuticals, Inc.	20,100	298,083
*	BioScrip, Inc.	47,470	333,714
*	Caliper Life Sciences, Inc.	60,365	251,722
	Cambrex Corp.	4,100	35,793
*	Cantel Medical Corp.	24,018	264,678
*	Capital Senior Living Corp.	33,300	251,082
*	Cardiac Science Corp.	27,977	259,906
*	Cerus Corp.	15,300	95,625
*	Chad Therapeutics, Inc.	2,600	806
	Chemed Corp.	500	23,855
*	Combinatorx, Inc.	28,100	137,971
*	Community Health Systems, Inc.	71,900	2,233,933
*	Conmed Corp.	26,275	708,374
*	Continucare Corp.	18,250	41,062
	Cooper Companies, Inc.	34,900	1,193,231

12

*	Criticare Systems, Inc.	4,400	$22,000
*	Cross Country Healthcare, Inc.	21,202	230,254
*	CryoCor, Inc.	1,000	1,930
*	Cyclacel Pharmaceuticals, Inc.	16,800	69,720
*	Cytogen Corp.	5,880	2,999
	Datascope Corp.	19,455	677,034
*	Digirad Corp.	23,441	67,510
*	DUSA Pharmaceuticals, Inc.	4,400	8,492
*	Exactech, Inc.	8,100	212,625
*	E-Z-EM, Inc.	5,735	119,231
* #	Genitope Corp.	25,864	17,329
*	Gentiva Health Services, Inc.	39,283	846,941
*	Greatbatch, Inc.	19,600	418,852
*	Hanger Orthopedic Group, Inc.	17,567	203,602
*	Harvard Bioscience, Inc.	24,678	113,272
*	Healthspring, Inc.	75,576	1,326,359
*	HealthStream, Inc.	9,353	28,246
*	HealthTronics, Inc.	44,919	163,954
*	Hi-Tech Pharmacal Co., Inc.	13,900	154,846
*	IntegraMed America, Inc.	10,042	101,826
	Invacare Corp.	38,901	970,969
*	Inverness Medical Innovations, Inc.	500	14,785
*	Invitrogen Corp.	19,223	1,624,151
*	Iridex Corp.	4,000	12,800
* #	I-Trax, Inc.	4,700	18,800
*	Kindred Healthcare, Inc.	22,800	480,852
*	Kosan Biosciences, Inc.	26,584	52,902
*	Langer, Inc.	742	1,514
*	Lannet Co., Inc.	10,034	30,102
*	Lexicon Pharmaceuticals, Inc.	141,366	262,941
*	Magellan Health Services, Inc.	26,700	1,156,911
*	Martek Biosciences Corp.	41,047	1,176,407
*	Matria Healthcare, Inc.	32,016	804,242
* #	Matrixx Initiatives, Inc.	6,600	95,700
*	Maxygen, Inc.	46,030	295,513
*	MedCath Corp.	31,257	651,708
*	Medical Staffing Network Holdings, Inc.	7,700	42,735
*	Memry Corp.	3,100	4,030
*	Merge Technologies, Inc.	22,300	11,819
*	Millennium Pharmaceuticals, Inc.	202,505	2,833,045
* #	Molina Healthcare, Inc.	35,538	1,124,778
	National Healthcare Corp.	15,305	714,131
*	Neogen Corp.	3,615	97,569
*	Neurocrine Biosciences, Inc.	34,200	171,342
*	Neurogen Corp.	9,284	14,762
* #	NovaMed, Inc.	30,759	123,344
*	Novavax, Inc.	36,900	103,320
*	Nutraceutical International Corp.	13,423	171,009
*	Odyssey Healthcare, Inc.	41,055	358,821
#	Omnicare, Inc.	80,000	1,678,400
*	Orchid Cellmark, Inc.	18,000	82,620
*	Osteotech, Inc.	20,802	90,905
	Owens & Minor, Inc.	9,300	399,621
*	Par Pharmaceutical Companies, Inc.	42,230	747,049
*	PDI, Inc.	3,794	29,859

13

#	PerkinElmer, Inc.	62,800	$1,558,696
	Perrigo Co.	29,255	977,702
* #	Pharmacyclics, Inc.	15,600	18,096
*	Pharmanet Development Group, Inc.	14,575	420,197
*	PharMerica Corp.	8,345	122,838
*	Prospect Medical Holdings, Inc.	6,100	22,448
*	Providence Service Corp.	14,138	398,550
*	RehabCare Group, Inc.	15,700	314,000
*	Renovis, Inc.	15,300	36,261
*	Res-Care, Inc.	36,609	788,558
*	Rotech Healthcare, Inc.	3,820	1,719
*	RTI Biologics, Inc.	37,671	323,971
* #	Salix Pharmaceuticals, Ltd.	42,710	288,292
*	SciClone Pharmaceuticals, Inc.	20,700	41,400
* #	Sciele Pharma, Inc.	44,952	930,506
*	SRI/Surgical Express, Inc.	1,900	7,961
	Steris Corp.	79,848	1,965,858
*	Strategic Diagnostics, Inc.	6,850	29,729
*	Sunrise Senior Living, Inc.	63,432	1,736,768
*	Symmetry Medical, Inc.	44,973	800,519
*	Synovis Life Technologies, Inc.	5,700	100,776
*	Theragenics Corp.	24,903	96,624
*	Urologix, Inc.	6,800	7,548
*	Varian, Inc.	800	43,320
*	Vical, Inc.	45,989	175,218
* #	ViroPharma, Inc.	87,494	801,445
*	VistaCare, Inc.	15,700	134,549
* #	Vital Images, Inc.	20,910	331,633
	Vital Signs, Inc.	16,703	849,348
*	Watson Pharmaceuticals, Inc.	78,300	2,177,523
*	Wright Medical Group, Inc.	15,810	416,119
	Young Innovations, Inc.	7,600	162,184
*	Zoll Medical Corp.	25,854	643,248
Total Health Care			51,953,201

Industrials — (14.5%)
	A.O. Smith Corp.	28,400	1,034,612
*	AAR Corp.	48,580	1,257,736
	ABM Industries, Inc.	63,531	1,261,726
*	Acco Brands Corp.	48,500	672,695
*	Accuride Corp.	16,900	122,018
*	AGCO Corp.	36,200	2,347,932
*	Airtran Holdings, Inc.	116,500	841,130
	Alamo Group, Inc.	8,855	164,172
*	Alaska Air Group, Inc.	51,580	1,258,552
	Albany International Corp. Class A	33,000	1,132,890
#	Alexander & Baldwin, Inc.	53,656	2,363,010
*	Allied Defense Group, Inc.	9,600	71,520
*	Allied Waste Industries, Inc.	458,522	4,741,117
*	Amerco, Inc.	24,362	1,269,504
	Ameron International Corp.	9,188	1,014,080
	Ampco-Pittsburgh Corp.	10,700	405,102
	Angelica Corp.	12,300	203,565
	Applied Industrial Technologies, Inc.	20,925	578,367
	Applied Signal Technologies, Inc.	15,515	184,628

14

*	Argon ST, Inc.	33,030	$536,737
	Arkansas Best Corp.	31,932	852,904
*	Arotech Corp.	12,475	23,827
*	Avis Budget Group, Inc.	57,700	659,511
*	Axsys Technologies, Inc.	6,492	285,648
*	AZZ, Inc.	10,900	386,078
*	Baker (Michael) Corp.	3,985	114,768
*	Baldwin Technology Co., Inc. Class A	11,505	30,028
	Barnes Group, Inc.	68,300	1,553,142
	Barrett Business Services, Inc.	9,451	153,106
	Belden, Inc.	48,000	1,886,400
	Bowne & Co., Inc.	19,530	259,163
	Brady Co. Class A	63,400	1,938,772
#	Briggs & Stratton Corp.	59,000	1,054,330
*	BTU International, Inc.	7,953	85,256
* #	Builders FirstSource, Inc.	18,300	121,329
#	C&D Technologies, Inc.	32,090	175,211
	Cascade Corp.	10,900	488,320
*	Casella Waste Systems, Inc. Class A	30,667	303,297
*	CBIZ, Inc.	44,608	397,011
	CDI Corp.	30,308	689,507
	CIRCOR International, Inc.	20,950	954,272
*	Columbus McKinnon Corp.	23,890	684,210
	Comfort Systems USA, Inc.	52,440	624,036
*	Commercial Vehicle Group, Inc.	10,200	95,472
*	Competitive Technologies, Inc.	1,700	2,975
*	Consolidated Graphics, Inc.	9,500	505,305
*	Cornell Companies, Inc.	18,233	379,429
*	Covenant Transport Group Class A	4,900	38,563
*	CPI Aerostructures, Inc.	3,100	26,164
*	CRA International, Inc.	13,520	513,490
	Cubic Corp.	33,679	861,172
	Curtiss-Wright Corp.	22,900	963,174
*	Dollar Thrifty Automotive Group, Inc.	12,700	182,372
	DRS Technologies, Inc.	30,800	1,727,572
*	Ducommun, Inc.	13,180	365,481
#	Eagle Bulk Shipping, Inc.	21,572	574,462
*	Eagle Test Systems, Inc.	28,481	298,196
	Electro Rent Corp.	33,158	430,391
*	EMCOR Group, Inc.	50,600	1,218,954
	Encore Wire Corp.	16,200	271,350
* #	Energy Conversion Devices, Inc.	50,105	1,331,290
*	EnerSys	60,700	1,395,493
	Ennis, Inc.	38,400	612,864
*	EnPro Industries, Inc.	20,300	599,459
*	Esterline Technologies Corp.	36,800	1,928,320
*	Exponent, Inc.	7,700	224,070
	Federal Signal Corp.	71,707	865,503
*	Flanders Corp.	33,171	208,977
* #	Frontier Airlines Holdings, Inc.	26,095	76,458
	G & K Services, Inc. Class A	26,556	1,016,033
	GATX Corp.	47,000	1,691,060
*	Gehl Co.	5,100	81,753
*	Genesee & Wyoming, Inc.	35,800	1,109,800
*	GP Strategies Corp.	20,545	192,096

15

	Greenbrier Companies, Inc.	24,200	$635,976
*	Griffon Corp.	10,300	91,155
	Hardinge, Inc.	8,600	106,726
	Heico Corp.	4,900	214,620
	Heico Corp. Class A	6,100	221,979
*	Henry Bros. Electronics, Inc.	2,367	11,338
*	Herley Industries, Inc.	6,985	83,750
*	HQ Sustainable Maritime Industries, Inc.	4,520	60,116
*	Huttig Building Products, Inc.	12,659	37,724
	IKON Office Solutions, Inc.	110,000	783,200
*	Insituform Technologies, Inc. Class A	32,734	457,294
*	Integrated Electrical Services, Inc.	12,444	214,783
*	Intersections, Inc.	18,903	154,816
* #	JetBlue Airways Corp.	85,845	467,855
*	Kadant, Inc.	9,900	248,490
	Kaman Corp. Class A	30,300	727,200
*	Kansas City Southern	58,100	2,079,980
	Kelly Services, Inc. Class A	29,900	574,379
	Kennametal, Inc.	38,600	1,172,282
*	Key Technology, Inc.	1,000	35,310
	L.S. Starrett Co. Class A	2,000	34,880
*	Layne Christensen Co.	24,000	960,960
*	LECG Corp.	37,009	351,585
	LSI Industries, Inc.	27,086	359,973
*	M&F Worldwide Corp.	22,016	815,252
*	Mac-Gray Corp.	9,112	105,335
*	Magnetek, Inc.	38,327	130,695
*	Marten Transport, Ltd.	27,436	397,548
	McGrath Rentcorp.	31,708	663,966
* #	Medialink Worldwide, Inc.	9,800	22,050
*	Mesa Air Group, Inc.	15,600	37,752
	Met-Pro Corp.	18,868	205,095
*	MFRI, Inc.	4,000	64,800
*	Misonix, Inc.	3,187	13,545
*	Mobile Mini, Inc.	25,300	470,833
*	Moog, Inc. Class A	34,459	1,414,197
*	MTC Technologies, Inc.	14,300	338,910
	Mueller Industries, Inc.	45,550	1,308,651
#	Mueller Water Products, Inc. Class B	46,600	405,886
	NACCO Industries, Inc. Class A	8,149	660,476
*	National Technical Systems, Inc.	8,021	49,891
*	Navigant Consulting, Inc.	54,700	892,157
*	NCI Building Systems, Inc.	14,200	430,828
*	North America Galvanizing & Coatings, Inc.	15,482	87,628
*	NuCo2, Inc.	7,900	218,277
*	On Assignment, Inc.	31,200	193,128
*	P.A.M. Transportation Services, Inc.	12,934	187,543
*	Paragon Technologies, Inc.	836	5,146
*	Park-Ohio Holdings Corp.	13,757	284,357
	Pentair, Inc.	47,100	1,536,402
* #	PGT, Inc.	1,000	3,400
*	PHH Corp.	29,500	597,080
	Portec Rail Products, Inc.	8,006	84,303
*	Powell Industries, Inc.	10,068	383,792
*	RCM Technologies, Inc.	6,815	36,188

16

	Regal-Beloit Corp.	39,939	$1,474,548
*	Republic Airways Holdings, Inc.	20,900	408,595
	Robbins & Myers, Inc.	26,400	898,920
*	Rush Enterprises, Inc. Class A	32,267	478,197
*	Rush Enterprises, Inc. Class B	1,650	24,387
	Ryder System, Inc.	43,502	2,506,150
*	Saia, Inc.	5,410	78,174
	Schawk, Inc.	29,400	463,050
*	School Specialty, Inc.	24,981	762,420
*	Shaw Group, Inc.	29,100	1,873,458
#	Simpson Manufacturing Co., Inc.	61,100	1,463,956
	Skywest, Inc.	76,395	1,689,857
*	SL Industries, Inc.	5,300	104,940
*	Sparton Corp.	1,900	9,082
*	Spherion Corp.	28,700	185,976
	Standard Register Co.	30,100	257,355
	Standex International Corp.	12,200	231,922
*	Superior Essex, Inc.	15,500	439,890
	Sypris Solutions, Inc.	16,301	78,408
*	SYS Technologies	5,800	12,586
	TAL International Group, Inc.	41,662	869,486
	Technology Research Corp.	3,945	11,519
	Tecumseh Products Co. Class A	6,200	131,316
*	Tecumseh Products Co. Class B	2,200	39,446
	Tennant Co.	6,469	233,402
	Timken Co.	80,300	2,419,439
	Titan International, Inc.	28,400	965,316
*	TRC Companies, Inc.	17,900	90,753
	Tredegar Industries, Inc.	20,400	322,524
	Trinity Industries, Inc.	6,700	188,739
	Triumph Group, Inc.	21,007	1,188,786
*	TRM Corp.	5,405	1,730
	Twin Disc, Inc.	14,192	287,530
	UAL Corp.	70,000	2,121,000
*	Ultralife Batteries, Inc.	5,100	71,961
*	United Rentals, Inc.	32,923	661,752
* #	United Stationers, Inc.	31,461	1,552,915
	Universal Forest Products, Inc.	22,100	613,938
*	URS Corp.	27,400	1,103,672
	Viad Corp.	21,183	734,415
*	Volt Information Sciences, Inc.	29,180	468,923
	Wabash National Corp.	17,000	134,300
	Waste Industries USA, Inc.	10,300	376,877
#	Watts Water Technologies, Inc.	39,489	1,094,635
*	WCA Waste Corp.	18,965	115,687
	Werner Enterprises, Inc.	88,460	1,573,703
*	Westaff, Inc.	8,829	35,846
* #	Wolverine Tube, Inc.	400	240
* #	YRC Worldwide, Inc.	34,517	474,954
Total Industrials			108,427,074

Information Technology — (16.2%)
*	3Com Corp.	255,961	842,112
* #	Access Integrated Technologies, Inc.	16,900	39,884
*	Actel Corp.	31,457	372,765

17

*	ActivIdentity Corp.	58,323	$179,052
*	Adaptec, Inc.	153,732	407,390
*	ADC Telecommunications, Inc.	150,487	2,057,157
*	Advanced Energy Industries, Inc.	23,300	298,706
*	Advanced Photonix, Inc.	3,200	4,800
*	Aehr Test Systems	3,300	24,090
*	Aetrium, Inc.	1,500	7,035
	Agilysys, Inc.	24,993	316,661
*	Airspan Networks, Inc.	30,700	35,305
	Alliance Semiconductor Corp.	6,850	8,220
	American Software, Inc. Class A	24,000	204,000
*	Amtech Systems, Inc.	4,300	53,621
*	Anaren, Inc.	8,900	112,496
*	Answerthink, Inc.	54,395	220,300
* #	Applied Digital Solutions, Inc.	11,620	9,645
*	Applied Micro Circuits Corp.	49,213	365,653
*	Ariba, Inc.	102,944	918,260
*	Arrow Electronics, Inc.	148,301	4,836,096
*	Autobytel, Inc.	28,100	75,870
	Avici Systems, Inc.	21,387	164,038
* #	Avid Technology, Inc.	51,500	1,255,055
*	Aviza Technology, Inc.	9,466	8,851
*	Avnet, Inc.	64,686	2,180,565
*	Avocent Corp.	46,900	784,637
	AVX Corp.	162,370	2,036,120
*	Aware, Inc.	29,933	119,433
*	Axcelis Technologies, Inc.	107,332	617,159
*	AXT, Inc.	38,200	210,864
	Bel Fuse, Inc. Class B	11,883	324,049
*	Bell Microproducts, Inc.	8,573	28,720
*	Benchmark Electronics, Inc.	70,100	1,177,680
	Black Box Corp.	22,200	688,200
*	Bookham, Inc.	95,797	139,864
*	Borland Software Corp.	37,500	73,125
*	Bottomline Technologies, Inc.	28,078	360,522
*	Brocade Communications Systems, Inc.	26,375	202,824
*	Brooks Automation, Inc.	65,300	658,224
*	Cabot Microelectronics Corp.	30,076	1,007,245
*	CACI International, Inc. Class A	37,643	1,643,493
*	CalAmp Corp.	15,105	41,237
*	California Micro Devices Corp.	29,306	93,779
*	CallWave, Inc.	25,238	64,105
*	Captaris, Inc.	39,843	138,255
*	Cascade Microtech, Inc.	9,529	73,087
*	Catalyst Semiconductor, Inc.	21,748	87,209
*	Catapult Communications Corp.	16,798	104,820
*	Centillium Communications, Inc.	13,700	9,727
*	CEVA, Inc.	24,545	209,369
*	Checkpoint Systems, Inc.	50,049	1,211,186
*	Ciber, Inc.	29,100	133,860
*	Cirrus Logic, Inc.	80,092	411,673
*	CMGI, Inc.	62,032	712,748
	Cognex Corp.	54,586	1,055,147
*	Coherent, Inc.	28,122	799,790
	Cohu, Inc.	31,663	495,209

18

* #	CommScope, Inc.	2,512	$105,203
*	Conexant Systems, Inc.	34,491	18,280
*	Convergys Corp.	77,173	1,114,378
*	CPI International, Inc.	20,576	213,990
*	Credence Systems Corp.	59,485	84,469
	CTS Corp.	17,100	165,870
*	Cyberoptics Corp.	11,098	115,641
*	Cybersource Corp.	15,326	223,913
	Dataram Corp.	3,961	12,992
*	Digi International, Inc.	32,200	339,066
*	Digimarc Corp.	27,896	250,227
*	Ditech Networks, Inc.	17,050	46,547
*	Dot Hill Systems Corp.	36,166	129,474
*	DSP Group, Inc.	22,000	255,200
*	Dycom Industries, Inc.	51,365	587,616
*	Dynamics Research Corp.	9,106	87,964
*	EarthLink, Inc.	105,098	759,859
*	Edgewater Technology, Inc.	13,658	81,948
*	EFJ, Inc.	11,000	14,850
*	Electro Scientific Industries, Inc.	14,500	234,755
*	Electroglas, Inc.	6,000	10,320
*	Electronics for Imaging, Inc.	57,362	863,872
*	EMS Technologies, Inc.	19,343	556,885
*	Endwave Corp.	13,067	91,469
*	Entegris, Inc.	69,757	491,787
*	Entertainment Distribution Co., Inc.	9,796	5,780
*	Entorian Technologies, Inc.	13,771	19,417
*	EPIQ Systems, Inc.	44,451	604,534
*	ePlus, Inc.	400	4,000
*	eSpeed, Inc.	22,801	264,720
*	Exar Corp.	38,986	306,430
*	Extreme Networks, Inc.	147,229	443,159
*	Fairchild Semiconductor Corp. Class A	121,686	1,356,799
* #	FortuNet, Inc.	3,456	23,743
	Frequency Electronics, Inc.	8,348	71,709
*	FSI International, Inc.	2,100	3,423
*	Gerber Scientific, Inc.	28,839	250,899
*	Greenfield Online, Inc.	32,805	443,852
*	GTSI Corp.	7,053	57,976
*	Harris Stratex Networks, Inc. Class A	25,689	257,918
*	hi/fn, Inc.	18,057	99,133
*	Hutchinson Technology, Inc.	33,100	556,080
*	Hypercom Corp.	65,824	244,207
*	I.D. Systems, Inc.	13,800	98,532
*	iGATE Capital Corp.	14,700	116,424
*	Ikanos Communications	36,115	164,684
	Imation Corp.	17,200	387,860
*	InFocus Corp.	18,993	33,997
	InfoSpace, Inc.	42,200	430,018
*	Ingram Micro, Inc.	216,363	3,303,863
*	Insight Enterprises, Inc.	60,761	1,065,140
	Integral Systems, Inc.	11,102	270,223
*	Integrated Device Technology, Inc.	134,930	1,132,063
*	Integrated Silicon Solution, Inc.	32,694	195,183
*	Intelligent Systems Corp.	1,500	4,650

19

*	International Rectifier Corp.	90,882	$2,069,383
*	Internet Capital Group, Inc.	16,249	141,366
*	Interphase Corp.	6,300	35,910
	Intersil Corp.	128,003	2,978,630
*	Interwoven, Inc.	57,100	773,705
*	Intest Corp.	500	1,070
*	IntriCon Corp.	600	4,098
*	Iomega Corp.	53,646	163,620
*	iPass, Inc.	77,275	214,825
*	Ixia	86,570	650,141
*	IXYS Corp.	43,762	308,522
*	JDA Software Group, Inc.	37,820	645,587
*	JDS Uniphase Corp.	238,888	3,141,377
*	Jupitermedia Corp.	16,137	53,091
	Keithley Instruments, Inc.	18,288	165,506
*	Kemet Corp.	40,200	199,392
*	Key Tronic Corp.	10,431	33,171
*	Keynote Systems, Inc.	7,600	82,384
*	Kopin Corp.	96,367	262,118
*	Kratos Defense & Security Solutions, Inc.	69,000	125,580
*	KVH Industries, Inc.	21,185	183,886
* #	L-1 Identity Solutions, Inc.	94,732	1,132,995
*	Lattice Semiconductor Corp.	57,200	147,576
* #	Lawson Software, Inc.	226,902	1,769,836
*	Leadis Technolgies, Inc.	11,900	23,562
*	LeCroy Corp.	15,528	122,516
*	Lionbridge Technologies, Inc.	18,190	64,575
*	Littlefuse, Inc.	28,000	872,760
*	LookSmart, Ltd.	29,061	104,910
*	Loral Space & Communications, Inc.	18,007	436,850
*	Management Network Group, Inc.	39,902	85,390
*	Mastec, Inc.	40,200	350,142
*	Mattson Technology, Inc.	52,588	312,373
	Maximus, Inc.	23,311	846,656
*	MedQuist, Inc.	5,372	51,034
*	Mercury Computer Systems, Inc.	22,900	146,789
*	Merix Corp.	17,800	48,416
	Methode Electronics, Inc.	26,400	281,160
*	Microtune, Inc.	12,500	63,000
*	MIVA, Inc.	11,200	23,520
*	MKS Instruments, Inc.	70,445	1,415,240
*	Moldflow Corp.	11,556	192,523
*	MPS Group, Inc.	70,300	801,420
*	MRV Communications, Inc.	25,238	40,381
*	MSC. Software Corp.	56,107	710,876
*	Multi-Fineline Electronix, Inc.	30,384	646,268
*	Nanometrics, Inc.	23,350	148,740
*	Napster, Inc.	16,900	31,096
*	NCR Corp.	102,200	2,264,752
*	NetManage, Inc.	3,114	14,792
*	NetScout Systems, Inc.	21,449	199,261
*	Network Engines, Inc.	13,600	19,584
*	Network Equipment Technologies, Inc.	34,300	195,510
*	Newport Corp.	20,088	211,125
*	Novatel Wireless, Inc.	7,700	81,466

20

*		Novell, Inc.	33,850	$252,183
*		Nu Horizons Electronics Corp.	12,100	71,874
* #		OmniVision Technologies, Inc.	69,500	1,102,270
		Openwave Systems, Inc.	12,900	26,574
*		Oplink Communications, Inc.	31,432	390,700
*		OPNET Technologies, Inc.	25,311	201,476
*		OSI Systems, Inc.	21,179	447,936
* #		Palm, Inc.	134,021	867,116
*		PAR Technology Corp.	12,353	97,836
		Park Electrochemical Corp.	24,946	587,478
*		PC Connection, Inc.	20,354	202,115
*		PC-Tel, Inc.	31,132	207,962
*		PDF Solutions, Inc.	31,667	180,502
		Pegasystems, Inc.	45,560	428,264
*		Perceptron, Inc.	10,366	122,319
*		Performance Technologies, Inc.	14,428	67,667
*		Pericom Semiconductor Corp.	32,884	438,344
*		Perot Systems Corp.	145,482	2,006,197
*		Pervasive Software, Inc.	22,726	87,041
*		Photon Dynamics, Inc.	15,000	155,250
*		Photronics, Inc.	16,600	167,162
*		Planar Systems, Inc.	22,460	104,664
		Plantronics, Inc.	61,700	1,163,662
*		PLATO Learning, Inc.	29,492	112,070
* #		Plexus Corp.	58,300	1,444,091
*		PLX Technology, Inc.	29,107	188,031
*		PMC-Sierra, Inc.	227,867	1,091,483
* #		Powerwave Technologies, Inc.	111,135	317,846
*	•	Price Communications Liquidation Trust	21,600	2,950
*		Quantum Corp.	259,224	648,060
*		Quest Software, Inc.	52,400	745,652
*		QuickLogic Corp.	10,000	29,900
*		RadiSys Corp.	32,106	305,328
*		Radyne Corp.	5,000	45,700
*		RealNetworks, Inc.	180,089	1,053,521
		REMEC, Inc.	3,255	3,190
*		RF Micro Devices, Inc.	188,354	593,315
*		RF Monolithics, Inc.	11,501	61,070
		Richardson Electronics, Ltd.	16,413	70,904
*		Rudolph Technologies, Inc.	36,742	320,023
*		S1 Corp.	49,995	353,965
*		Safeguard Scientifics, Inc.	66,500	102,410
*		Sanmina-SCI Corp.	250,186	412,807
*		ScanSource, Inc.	27,200	923,984
*		SCM Microsystems, Inc.	6,666	19,865
*		Seachange International, Inc.	37,300	220,070
*		Secure Computing Corp.	84,927	689,607
*		Semitool, Inc.	40,615	319,234
*		Semtech Corp.	81,583	1,039,367
*		SI International, Inc.	19,700	490,136
*		Sigmatel, Inc.	12,010	34,949
*		Silicon Storage Technology, Inc.	100,468	284,324
*		Skyworks Solutions, Inc.	205,331	1,696,034
*		SonicWALL, Inc.	78,884	657,104
*		Spectrum Control, Inc.	13,600	122,536

21

*	Standard Microsystems Corp.	29,300	$830,655
	StarTek, Inc.	19,007	163,650
*	STEC, Inc.	63,275	460,642
*	SumTotal Systems, Inc.	18,858	85,615
*	SupportSoft, Inc.	48,025	168,568
*	Sycamore Networks, Inc.	359,279	1,253,884
*	Sykes Enterprises, Inc.	51,520	865,021
*	Symmetricom, Inc.	57,889	197,980
*	SYNNEX Corp.	42,700	888,587
*	Synplicity, Inc.	9,007	49,989
* #	Take-Two Interactive Software, Inc.	66,614	1,765,271
*	Tech Data Corp.	69,500	2,317,825
	Technitrol, Inc.	51,071	1,124,073
*	TechTeam Global, Inc.	12,089	105,779
*	Tekelec	87,400	1,040,934
*	Tellabs, Inc.	304,900	2,006,242
*	Telular Corp.	1,771	6,234
*	Think Partnership, Inc.	18,100	18,462
*	TIBCO Software, Inc.	241,990	1,706,030
*	Tollgrade Communications, Inc.	6,511	35,941
*	Track Data Corp.	4,385	7,323
*	Transact Technologies, Inc.	9,175	44,774
*	Triquint Semiconductor, Inc.	179,614	847,778
*	TTM Technologies, Inc.	47,458	522,987
*	Tumbleweed Communications Corp.	23,711	30,350
*	Ultra Clean Holdings, Inc.	21,700	208,320
*	Ultratech, Inc.	29,264	281,812
* #	UTStarcom, Inc.	126,956	358,016
* #	Veeco Instruments, Inc.	35,551	551,041
*	Vicon Industries, Inc.	4,600	25,070
*	Video Display Corp.	3,412	26,921
*	Vignette Corp.	14,730	186,335
*	Virage Logic Corp.	29,587	189,949
*	Vishay Intertechnology, Inc.	103,500	944,955
* #	Vitesse Semiconductor, Inc.	21,800	18,094
*	Website Pros, Inc.	34,126	376,751
*	Westell Technologies, Inc.	29,200	51,392
*	Wireless Telecom Group, Inc.	13,295	21,804
*	WPCS International, Inc.	10,015	64,897
*	X-Rite, Inc.	29,815	244,185
*	ZILOG, Inc.	8,724	29,138
*	Zones, Inc.	14,292	132,630
*	Zoran Corp.	64,609	887,082
*	Zygo Corp.	22,667	288,778
Total Information Technology			121,082,316

Materials — (6.5%)
	A. Schulman, Inc.	20,955	428,320
	A.M. Castle & Co.	26,340	585,538
	Arch Chemicals, Inc.	31,050	1,083,956
	Ashland, Inc.	78,930	3,486,338
	Bemis Co., Inc.	66,698	1,655,444
*	Buckeye Technologies, Inc.	49,476	534,836
*	Caraustar Industries, Inc.	37,018	81,440
	Chemtura Corp.	145,438	1,201,318

22

	Chesapeake Corp.	9,200	$32,200
* #	Coeur d’Alene Mines Corp.	292,666	1,410,650
*	Core Molding Technologies, Inc.	4,804	34,108
	Cytec Industries, Inc.	40,900	2,342,752
* #	Esmark, Inc.	1,300	15,080
	Ferro Corp.	55,700	896,770
	Friedman Industries, Inc.	3,900	20,046
#	Georgia Gulf Corp.	22,600	136,956
	Gibraltar Industries, Inc.	20,750	226,798
	Glatfelter Co.	21,500	283,155
*	Graphic Packaging Corp.	195,900	603,372
	H.B. Fuller Co.	70,800	1,610,700
*	Headwaters, Inc.	53,400	654,684
*	ICO, Inc.	6,700	52,193
	Louisiana-Pacific Corp.	101,370	1,102,906
	Lubrizol Corp.	33,300	1,941,390
*	Material Sciences Corp.	7,922	58,464
*	Maxxam, Inc.	2,600	75,400
	Metal Management, Inc.	12,800	776,576
	Minerals Technologies, Inc.	22,878	1,379,086
*	Mines Management, Inc.	15,100	63,420
*	Mod-Pac Corp.	823	5,094
	Myers Industries, Inc.	8,510	103,567
	Neenah Paper, Inc.	22,382	583,051
	NL Industries, Inc.	61,199	664,621
	NN, Inc.	2,900	28,246
*	Northern Technologies International Corp.	3,000	23,640
*	Northwest Pipe Co.	12,091	504,678
	Olin Corp.	66,800	1,283,896
	Olympic Steel, Inc.	13,099	540,989
*	OM Group, Inc.	30,100	1,821,953
	Penford Corp.	13,203	289,014
*	Peoplesupport, Inc.	16,544	192,076
*	PolyOne Corp.	107,728	700,232
	Quaker Chemical Corp.	12,710	298,685
	Quanex Corp.	33,489	1,723,009
	Reliance Steel & Aluminum Co.	80	4,441
	Rock-Tenn Co. Class A	47,400	1,271,742
*	Rockwood Holdings, Inc.	16,101	494,140
*	Rosetta Resources, Inc.	63,839	1,306,146
	Schnitzer Steel Industries, Inc. Class A	27,200	1,780,784
	Schweitzer-Maudoit International, Inc.	12,900	296,313
	Sensient Technologies Corp.	59,703	1,608,399
*	Smurfit-Stone Container Corp.	228,360	1,815,462
	Spartech Corp.	16,000	226,720
	Stepan Co.	11,600	395,560
* #	Stillwater Mining Co.	95,936	1,969,566
*	U.S. Concrete, Inc.	23,600	94,164
*	U.S. Gold Corp.	60,063	210,821
*	United States Lime & Minerals, Inc.	3,000	89,850
	Valspar Corp.	112,011	2,429,519
	Wausau Paper Corp.	63,333	496,531
	Westlake Chemical Corp.	56,900	918,366
#	Worthington Industries, Inc.	96,219	1,692,492
Total Materials			48,637,663

23

	Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	10,378	$428,300

	Telecommunication Services — (0.9%)
*	Arbinet-thexchange, Inc.	32,331	161,655
	CenturyTel, Inc.	134,965	4,884,383
*	Cincinnati Bell, Inc.	85,400	331,352
	D&E Communications, Inc.	15,151	164,994
*	General Communications, Inc. Class A	33,200	192,228
	Hickory Tech Corp.	3,988	36,530
	IDT Corp.	8,600	50,310
	IDT Corp. Class B	39,000	228,540
*	LCC International, Inc. Class A	15,938	26,138
*	Premiere Global Services, Inc.	33,997	480,378
	Shenandoah Telecommunications Co.	3,000	44,670
	SureWest Communications	6,900	86,733
*	Xeta Corp.	8,961	37,726
	Total Telecommunication Services		6,725,637

	Utilities — (0.0%)
	Connecticut Water Services, Inc.	400	9,620
	Middlesex Water Co.	16,191	305,200
	Total Utilities		314,820

	TOTAL COMMON STOCKS		683,717,397

	RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	7,455	37,275
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	511	—
	TOTAL RIGHTS/WARRANTS		37,275

	TEMPORARY CASH INVESTMENTS — (1.3%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,027,142	10,027,142

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $53,711,993 FNMA, rates ranging from 5.000 to 7.000%, maturities ranging from 05/01/21 to 08/01/37, valued at $48,124,237) to be repurchased at $46,734,825	$46,723	46,722,560
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $2,249,138 FHLMC 5.500%, 01/01/37, valued at $2,084,018) to be repurchased at $2,015,237	2,015	2,014,708
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $6,115,000 FNMA 6.126%(r), 10/01/36, valued at $5,032,967) to be repurchased at $4,887,282	4,886	4,885,991

TOTAL SECURITIES LENDING COLLATERAL		53,623,259

TOTAL INVESTMENTS - (100.0%)
(Cost $822,698,269) ##		$747,405,073

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$693,778,864
Level 2 – Other Significant Observable Inputs	53,626,209
Level 3 – Significant Unobservable Inputs	—
Total	$747,405,073

24

U.S. SMALL CAP VALUE PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Value Series of
The DFA Investment Trust Company	456,546,615	$7,720,203,260
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $8,281,476,805)##		$7,720,203,260

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$7,720,203,260
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$7,720,203,260

U.S. CORE EQUITY 1 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (85.3%)
Consumer Discretionary — (9.9%)
*	1-800-FLOWERS.COM, Inc.	4,100	$32,964
*	4Kids Entertainment, Inc.	2,300	27,232
* #	99 Cents Only Stores	6,969	64,742
*	A.C. Moore Arts & Crafts, Inc.	3,300	28,281
	Aaron Rents, Inc.	9,300	182,466
	Aaron Rents, Inc. Class A	1,144	20,878
#	Abercrombie & Fitch Co.	4,500	348,885
* #	AbitibiBowater Canada, Inc.	2,236	23,143
*	Acme Communications, Inc.	2,301	6,765
	Acme United Corp.	400	5,404
	Advance Auto Parts, Inc.	14,050	471,237
* #	Aeropostale, Inc.	8,941	240,155
*	AFC Enterprises, Inc.	2,800	21,140
*	Aftermarket Technology Corp.	6,200	116,250
*	AH Belo Corp. Series A	4,542	55,276
	Aldila, Inc.	1,300	21,125
*	Alloy, Inc.	4,507	34,659
*	Amazon.com, Inc.	26,580	1,713,613
	American Axle & Manufacturing Holdings, Inc.	14,000	275,520
*	American Biltrite, Inc.	100	725
	American Eagle Outfitters, Inc.	10,911	233,168
#	American Greetings Corp. Class A	9,000	169,380
*	America’s Car-Mart, Inc.	3,810	41,529
#	Ameristar Casinos, Inc.	15,008	291,005
*	AnnTaylor Stores Corp.	11,900	285,838
*	Apollo Group, Inc. Class A	15,300	939,114
#	Arbitron, Inc.	2,306	96,668
#	Arctic Cat, Inc.	2,500	18,900
	Ark Restaurants Corp.	483	14,876
#	ArvinMeritor, Inc.	13,000	146,770
	Asbury Automotive Group, Inc.	7,700	107,954
*	Ashworth, Inc.	3,010	10,174
*	Audible, Inc.	4,500	51,525
*	Audiovox Corp. Class A	600	5,400
*	AutoNation, Inc.	52,190	760,408
*	Autozone, Inc.	4,553	523,959
* #	Avatar Holdings, Inc.	1,734	74,701
*	Bakers Footwear Group, Inc.	600	1,272
*	Ballantyne of Omaha, Inc.	3,565	17,575
* #	Bally Technologies, Inc.	4,000	151,640
#	Barnes & Noble, Inc.	15,932	448,008
*	Barry (R.G.) Corp.	1,700	13,566
	Beasley Broadcast Group, Inc.	1,050	5,827

1

#	Bebe Stores, Inc.	18,009	$219,890
*	Bed Bath and Beyond, Inc.	21,300	603,642
#	Belo Corp. Class A	26,410	310,846
*	Benihana, Inc.	1,044	11,568
*	Benihana, Inc. Class A	1,488	15,936
	Best Buy Co., Inc.	25,643	1,102,905
#	Big 5 Sporting Goods Corp.	1,200	11,100
* #	Big Dog Holdings, Inc.	1,093	11,608
*	Big Lots, Inc.	16,220	273,307
* #	BJ’s Restaurants, Inc.	7,600	103,056
	Black & Decker Corp.	6,000	412,620
#	Blockbuster, Inc. Class A	19,900	60,496
*	Blockbuster, Inc. Class B	19,013	52,666
* #	Blue Nile, Inc.	1,300	57,408
* #	Bluegreen Corp.	9,400	79,524
	Blyth, Inc.	10,900	216,147
	Bob Evans Farms, Inc.	7,810	226,099
#	Bon-Ton Stores, Inc.	3,000	17,160
	Books-A-Million, Inc.	4,080	33,823
	BorgWarner, Inc.	15,400	663,894
	Bowl America, Inc. Class A	400	6,160
#	Boyd Gaming Corp.	18,050	380,674
*	Bright Horizons Family Solutions, Inc.	3,989	179,425
	Brinker International, Inc.	15,150	279,366
	Brown Shoe Company, Inc.	13,025	191,207
#	Brunswick Corp.	15,600	254,124
#	Buckle, Inc.	6,400	290,560
* #	Buffalo Wild Wings, Inc.	2,900	67,193
* #	Build-A-Bear-Workshop, Inc.	2,700	31,374
#	Building Materials Holding Corp.	1,800	10,404
	Burger King Holdings, Inc.	25,100	644,066
* #	Cabela’s, Inc.	11,700	158,535
*	Cablevision Systems New York Group Class A	7,600	203,604
*	Cache, Inc.	4,500	44,820
* #	California Coastal Communities, Inc.	1,778	9,086
* #	California Pizza Kitchen, Inc.	3,600	50,184
	Callaway Golf Co.	19,416	295,900
	Canterbury Park Holding Corp.	400	4,040
* #	Career Education Corp.	15,600	231,660
* #	CarMax, Inc.	17,506	321,410
#	Carmike Cinemas, Inc.	2,600	18,798
#	Carnival Corp.	12,300	484,005
*	Carriage Services, Inc.	6,149	48,577
*	Carter’s, Inc.	12,473	192,458
* #	Casual Male Retail Group, Inc.	2,800	10,808
	Cato Corp. Class A	5,700	89,262
*	Cavalier Homes, Inc.	3,000	5,100
* #	Cavco Industries, Inc.	2,050	67,527
#	CBRL Group, Inc.	3,800	138,396

2

	CBS Corp. Class A	4,404	$100,411
	CBS Corp. Class B	59,734	1,363,130
* #	CEC Entertainment, Inc.	4,900	131,467
#	Centex Corp.	10,700	237,433
* #	Champion Enterprises, Inc.	19,200	170,496
	Charles and Colvard, Ltd.	1,585	2,029
*	Charlotte Russe Holding, Inc.	3,200	62,304
* #	Charter Communications, Inc.	61,900	59,548
*	Cheesecake Factory, Inc.	17,700	370,107
#	Cherokee, Inc.	3,302	111,773
*	Chicos FAS, Inc.	24,179	225,106
* #	Chipotle Mexican Grill, Inc.	1,400	139,020
*	Chipotle Mexican Grill, Inc. Class B	2,200	189,024
	Choice Hotels International, Inc.	13,700	444,565
	Christopher & Banks Corp.	10,400	112,320
*	Chromcraft Revington, Inc.	500	2,250
	Churchill Downs, Inc.	4,013	182,712
#	Circuit City Stores, Inc.	14,000	61,880
#	Citadel Broadcasting Co.	28,075	29,479
* #	Citi Trends, Inc.	1,600	23,216
#	CKE Restaurants, Inc.	10,800	119,664
*	CKX, Inc.	11,165	99,592
	Clear Channel Communications, Inc.	17,740	567,680
*	Coach, Inc.	17,260	523,323
	Coachmen Industries, Inc.	200	886
	Coast Distribution System, Inc.	500	2,700
	Cobra Electronics Corp.	1,135	5,437
* #	Coinstar, Inc.	7,200	209,952
*	Coldwater Creek, Inc.	4,500	24,885
#	Collectors Universe, Inc.	2,293	21,348
#	Columbia Sportswear Co.	8,800	363,704
*	Comcast Corp. Class A	112,777	2,203,663
*	Comcast Corp. Special Class A Non-Voting	93,077	1,801,040
*	Concord Camera Corp.	405	1,770
* #	Conn’s, Inc.	6,921	88,243
#	Cooper Tire & Rubber Co.	19,100	345,137
* #	Corinthian Colleges, Inc.	18,261	145,175
	Courier Corp.	4,572	124,404
*	Cox Radio, Inc.	10,533	115,758
#	CPI Corp.	840	13,927
	Craftmade International, Inc.	600	5,718
* #	Crown Media Holdings, Inc.	16,074	89,050
* #	CSK Auto Corp.	4,300	39,001
	CSS Industries, Inc.	2,400	83,784
*	Culp, Inc.	2,700	19,710
* #	Cumulus Media, Inc. Class A	3,700	20,350
*	Cybex International, Inc.	4,861	19,687
*	Cycle Country Accessories Corp.	300	588
	Darden Restaurants, Inc.	9,600	295,968
*	Deckers Outdoor Corp.	1,602	177,245
	Decorator Industries, Inc.	300	1,338
*	dELiA*s, Inc.	836	1,664

3

	Delta Apparel, Inc.	1,328	$11,779
*	Design Within Reach, Inc.	1,958	4,719
	DeVry, Inc.	11,200	492,128
*	DG Fastchannel, Inc.	5,174	104,463
*	Dick’s Sporting Goods, Inc.	17,500	482,650
*	Diedrich Coffee, Inc.	800	2,544
#	Dillards, Inc. Class A	20,995	310,516
*	Directed Electronics, Inc.	400	880
*	Discovery Holding Co. Class A	53,773	1,213,657
*	Discovery Holding Co. Class B	1,200	30,600
*	DISH Network Corp. Class A	13,020	386,043
	Disney (Walt) Co.	138,600	4,492,026
*	Dixie Group, Inc.	2,350	20,703
*	Dollar Tree Stores, Inc.	15,090	404,865
	Domino’s Pizza, Inc.	13,400	177,550
*	Dorman Products, Inc.	4,491	47,155
#	Dover Downs Gaming & Entertainment, Inc.	3,350	30,552
	Dover Motorsports, Inc.	2,200	15,202
*	DreamWorks Animation SKG, Inc.	17,600	446,688
* #	Drew Industries, Inc.	3,500	94,360
*	drugstore.com, Inc.	12,100	33,880
	DRYCLEAN USA, Inc.	100	106
#	E.W. Scripps Co.	25,100	1,048,427
#	Eastman Kodak Co.	57,200	971,256
	Educational Development Corp.	300	1,686
*	EMAK Worldwide, Inc.	322	322
*	Emerson Radio Corp.	4,100	4,428
#	Emmis Communications Corp. Class A	6,900	20,424
* #	Enova Systems, Inc.	400	1,800
	Entercom Communications Corp.	5,743	64,149
*	Entravision Communications Corp.	13,700	79,460
* #	Escala Group, Inc.	1,435	4,075
	Escalade, Inc.	1,800	16,380
#	Ethan Allen Interiors, Inc.	8,500	231,540
*	Expedia, Inc.	51,400	1,178,602
	Family Dollar Stores, Inc.	20,000	383,000
*	Famous Dave’s of America, Inc.	1,779	18,057
*	Finlay Enterprises, Inc.	1,300	1,209
*	Fisher Communications, Inc.	2,528	79,177
*	Flanigan’s Enterprises, Inc.	300	2,415
* #	Fleetwood Enterprises, Inc.	8,412	35,835
	Flexsteel Industries, Inc.	1,006	13,259
#	Foot Locker, Inc.	30,200	371,460
*	Ford Motor Co.	188,700	1,232,211
	Fortune Brands, Inc.	27,200	1,767,456
*	Fossil, Inc.	14,295	460,013
*	Fountain Powerboat Industries, Inc.	343	514
*	Franklin Covey Co.	4,300	33,196
*	Franklin Electronic Publishers, Inc.	500	1,095
*	Frederick’s of Hollywood Group	775	2,526
#	Fred’s, Inc.	11,900	104,482
	Frisch’s Restaurants, Inc.	1,138	24,581

4

	FTD Group, Inc.	6,200	$85,498
* #	Fuel Systems Solutions, Inc.	3,550	36,707
*	Full House Resorts, Inc.	700	1,561
#	Furniture Brands International, Inc.	11,400	148,200
* #	Gaiam, Inc.	3,100	65,968
*	GameStop Corp. Class A	13,662	578,722
*	GameTech International, Inc.	4,030	23,455
* #	Gaming Partners International Corp.	1,100	8,437
* #	Gander Mountain Co.	4,401	24,866
	Gannett Co., Inc.	34,161	1,029,954
	Gap, Inc.	47,100	950,007
* #	Gaylord Entertainment Co.	10,910	328,282
* #	Gemstar-TV Guide International, Inc.	68,400	324,216
#	General Motors Corp.	43,200	1,005,696
* #	Genesco, Inc.	3,600	107,820
* #	Gentek, Inc.	1,415	38,912
	Gentex Corp.	30,200	486,824
	Genuine Parts Co.	21,600	891,000
*	Getty Images, Inc.	11,600	373,056
* #	G-III Apparel Group, Ltd.	4,672	61,156
*	Goodyear Tire & Rubber Co.	41,959	1,137,089
*	Gottschalks, Inc.	2,391	5,499
#	Gray Television, Inc.	11,200	64,960
	Gray Television, Inc. Class A	300	2,055
*	Great Wolf Resorts, Inc.	6,500	44,655
#	Group 1 Automotive, Inc.	3,500	85,750
* #	GSI Commerce, Inc.	9,900	143,253
#	Guess?, Inc.	6,900	283,797
* #	Gymboree Corp.	6,100	241,499
#	H&R Block, Inc.	29,100	542,715
*	Hampshire Group, Ltd.	689	8,268
#	Handleman Co.	3,131	4,102
*	Hanesbrands, Inc.	12,200	355,020
#	Harley-Davidson, Inc.	7,640	283,902
	Harman International Industries, Inc.	3,155	129,986
* #	Harris Interactive, Inc.	7,500	20,325
#	Harte-Hanks, Inc.	9,500	160,645
*	Hartmarx Corp.	3,520	8,800
#	Hasbro, Inc.	30,710	791,397
*	Hastings Entertainment, Inc.	1,400	11,480
#	Haverty Furniture Co., Inc.	5,731	56,278
	Haverty Furniture Co., Inc. Class A	470	4,582
*	Hawk Corp.	1,065	19,915
*	Hayes Lemmerz International, Inc.	22,623	71,941
	Hearst-Argyle Television, Inc.	9,000	198,000
* #	Hibbett Sporting Goods, Inc.	6,700	105,860
*	Hollywood Media Corp.	4,638	12,337
#	Home Depot, Inc.	100,425	2,666,284
* #	Home Solutions of America, Inc.	11,485	4,709
#	Hooker Furniture Corp.	2,600	53,274
*	Hot Topic, Inc.	3,385	15,537
*	IAC/InterActiveCorp.	54,628	1,087,097

5

*	Iconix Brand Group, Inc.	16,000	$332,480
	Idearc, Inc.	10,660	51,381
#	IHOP Corp.	2,620	119,944
	ILX Resorts, Inc.	300	1,695
*	Image Entertainment, Inc.	3,200	6,848
* #	Infosonics Corp.	2,200	2,926
	Interactive Data Corp.	18,787	549,708
	Interface, Inc. Class A	11,658	195,388
	International Game Technology	21,586	974,608
	International Speedway Corp. Class A	8,250	328,680
*	Interpublic Group of Companies, Inc.	37,800	325,836
*	Interstate Hotels & Resorts, Inc.	6,900	34,293
* #	INVESTools, Inc.	8,076	93,439
* #	iRobot Corp.	2,800	51,296
* #	Isle of Capri Casinos, Inc.	5,700	51,585
* #	ITT Educational Services, Inc.	3,100	171,182
	J. Alexander’s Corp.	1,500	11,610
* #	J. Crew Group, Inc.	7,900	316,395
	J.C. Penney Co., Inc.	10,206	471,619
*	Jack in the Box, Inc.	9,820	257,971
#	Jackson Hewitt Tax Service, Inc.	6,080	127,254
*	Jaclyn, Inc.	400	3,230
*	Jakks Pacific, Inc.	5,500	153,725
* #	Jarden Corp.	15,658	377,201
*	Jennifer Convertibles, Inc.	500	1,025
*	Jo-Ann Stores, Inc.	5,500	90,750
	Johnson Controls, Inc.	56,230	1,847,718
	Johnson Outdoors, Inc.	1,795	33,207
	Jones Apparel Group, Inc.	25,831	364,475
* #	Jos. A. Bank Clothiers, Inc.	4,031	91,826
	Journal Communications, Inc. Class A	12,800	88,192
#	Journal Register Co.	6,700	6,700
	Kenneth Cole Productions, Inc. Class A	3,600	53,532
	Kimball International, Inc. Class B	4,755	49,690
* #	Knology, Inc.	4,200	51,324
*	Kohl’s Corp.	14,018	622,960
*	Kona Grill, Inc.	1,300	12,649
	Koss Corp.	200	3,890
* #	KSW, Inc.	730	4,665
#	K-Swiss, Inc. Class A	3,300	47,883
	LaCrosse Footwear, Inc.	816	13,668
*	Lakeland Industries, Inc.	1,850	19,443
* #	Lakes Entertainment, Inc.	3,272	19,239
	Lamar Advertising Co.	5,100	194,361
#	Landry’s Restaurants, Inc.	300	5,319
* #	Las Vegas Sands Corp.	21,500	1,790,950
*	Lazare Kaplan International, Inc.	1,600	16,000
#	La-Z-Boy, Inc.	8,710	73,425
*	Leapfrog Enterprises, Inc.	700	3,990
* #	Lear Corp.	20,600	568,148
#	Lee Enterprises, Inc.	11,800	121,658
	Leggett & Platt, Inc.	32,749	546,908

6

* #	Lenox Group, Inc.	2,800	$5,180
#	Libbey, Inc.	4,400	68,420
*	Liberty Global, Inc. Class A	22,346	840,210
*	Liberty Global, Inc. Series C	22,195	778,379
*	Liberty Media Holding Corp. Capital Class A	11,435	1,327,718
*	Liberty Media Holding Corp. Capital Class B	239	28,702
*	Liberty Media Holding Corp. Interactive Class A	120,332	1,727,968
*	Liberty Media Holding Corp. Interactive Class B	5,303	75,939
* #	LIFE TIME FITNESS, Inc.	8,168	237,362
#	Lifetime Brands, Inc.	3,181	32,860
#	Limited Brands, Inc.	29,100	443,775
*	Lin TV Corp.	6,152	63,181
*	Lincoln Educational Services	4,735	56,820
	Lithia Motors, Inc. Class A	2,313	23,778
*	Live Nation, Inc.	13,969	165,812
	Liz Claiborne, Inc.	12,820	227,940
* #	LKQ Corp.	28,400	603,216
*	Lodgenet Entertainment Corp.	2,700	25,137
*	Lodgian, Inc.	5,400	48,330
	Lowe’s Companies, Inc.	99,499	2,384,991
*	Luby’s, Inc.	7,991	73,118
*	Mace Security International, Inc.	2,500	4,375
	Macy’s, Inc.	58,275	1,438,227
*	Maidenform Brands, Inc.	2,900	35,873
#	Marine Products Corp.	5,090	37,259
* #	MarineMax, Inc.	3,200	39,296
	Marriott International, Inc. Class A	27,779	947,264
* #	Martha Stewart Living Omnimedia, Inc.	1,400	9,856
* #	Marvel Entertainment, Inc.	7,700	193,655
	Mattel, Inc.	47,100	909,972
#	Matthews International Corp. Class A	3,980	178,543
	McDonald’s Corp.	74,180	4,013,880
	McGraw-Hill Companies, Inc.	19,320	790,768
	MDC Holdings, Inc.	9,100	381,108
* #	Meade Instruments Corp.	200	306
#	Media General, Inc. Class A	4,100	63,960
* #	Mediacom Communications Corp.	7,100	31,027
	Meredith Corp.	6,100	264,435
*	Meritage Hospitality Group, Inc.	299	688
* #	MGM Mirage	14,600	899,214
*	Midas, Inc.	1,200	18,156
	Modine Manufacturing Co.	8,900	111,072
* #	Mohawk Industries, Inc.	14,520	1,036,873
#	Monaco Coach Corp.	5,500	53,790
*	Monarch Casino & Resort, Inc.	4,017	66,763
	Monro Muffler Brake, Inc.	5,666	94,905
* #	Morgans Hotel Group	7,500	115,050
* #	Morningstar, Inc.	5,600	365,064
*	Morton’s Restaurant Group, Inc.	3,200	24,800
	Movado Group, Inc.	5,731	110,379
* #	MTR Gaming Group, Inc.	4,000	22,560
* #	Multimedia Games, Inc.	8,600	60,200

7

*	Nathan’s Famous, Inc.	1,300	$20,670
	National Presto Industries, Inc.	1,900	99,560
#	Nautilus Group, Inc.	4,900	20,531
* #	Navarre Corp.	7,800	12,870
* #	Netflix, Inc.	9,110	287,694
*	Nevada Gold & Casinos, Inc.	700	1,029
	New Frontier Media, Inc.	6,570	33,178
* #	New Motion, Inc.	1,352	6,895
	Newell Rubbermaid, Inc.	18,000	408,600
	News Corp. Class A	140,061	2,578,523
	News Corp. Class B	69,772	1,333,343
#	NIKE, Inc. Class B	19,630	1,181,726
*	Nobel Learning Communities, Inc.	800	10,448
	Nobility Homes, Inc.	772	12,815
	Noble International, Ltd.	6,467	70,555
#	Nordstrom, Inc.	16,300	603,589
* #	Nutri/System, Inc.	2,700	38,637
* #	NVR, Inc.	800	432,544
* #	Office Depot, Inc.	11,800	134,166
	OfficeMax, Inc.	11,400	242,478
	Omnicom Group, Inc.	21,708	969,696
*	Orange 21, Inc.	300	1,299
#	Orleans Homebuilders, Inc.	3,370	16,884
	O’Charleys, Inc.	5,100	57,579
*	O’Reilly Automotive, Inc.	30,779	829,802
*	Outdoor Channel Holdings, Inc.	8,549	62,835
* #	Overstock.com, Inc.	3,200	32,800
#	Oxford Industries, Inc.	3,106	65,661
*	P & F Industries, Inc. Class A	400	2,790
* #	Pacific Sunwear of California, Inc.	20,100	224,316
* #	Palm Harbor Homes, Inc.	4,970	25,049
* #	Panera Bread Co.	6,000	224,220
* #	Papa John’s International, Inc.	6,100	159,515
* #	PC Mall, Inc.	3,400	27,234
*	Penn National Gaming, Inc.	11,100	508,713
	Pennichuck Corp.	1,071	24,633
#	Penske Automotive Group, Inc.	27,300	492,492
*	Perry Ellis International, Inc.	3,250	63,667
* #	PetMed Express, Inc.	5,200	59,540
	PetSmart, Inc.	26,900	579,157
	Phillips-Van Heusen Corp.	10,775	393,395
*	Phoenix Footwear Group, Inc.	900	1,647
*	Pinnacle Entertainment, Inc.	10,195	159,654
*	Playboy Enterprises, Inc. Class A	400	3,308
* #	Playboy Enterprises, Inc. Class B	8,610	69,397
#	Polaris Industries, Inc.	4,490	171,428
	Polo Ralph Lauren Corp.	2,900	180,351
*	Pomeroy IT Solutions, Inc.	1,700	11,169
*	Premier Exhibitions, Inc.	1,800	8,604
	Pre-Paid Legal Services, Inc.	1,000	47,650
* #	Priceline.com, Inc.	3,600	410,472
#	PRIMEDIA, Inc.	5,416	41,812

8

* #	Princeton Review, Inc.	6,788	$56,340
* #	Progressive Gaming International Corp.	12,900	33,153
*	Proliance International, Inc.	2,300	6,394
*	QEP Co., Inc.	352	3,249
* #	Quaker Fabric Corp.	200	4
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	2,812	1,968
*	Quiksilver, Inc.	24,538	220,842
* #	R.H. Donnelley Corp.	10,922	77,437
*	Radio One, Inc. Class D	18,658	23,509
	RadioShack Corp.	21,800	380,410
* #	Rainmaker Systems, Inc.	5,593	16,052
*	RC2 Corp.	3,655	67,800
#	RCN Corp.	7,510	83,361
*	Reading International, Inc. Class A	4,233	40,256
*	Red Lion Hotels Corp.	5,748	46,041
* #	Red Robin Gourmet Burgers, Inc.	4,900	163,317
* #	RedEnvelope, Inc.	1,100	1,870
*	Regent Communications, Inc.	600	546
	Regis Corp.	7,906	198,045
*	Rentrak Corp.	1,922	21,334
*	Restoration Hardware, Inc.	4,500	19,485
* #	Retail Ventures, Inc.	5,700	38,361
*	Rex Stores Corp.	200	3,714
* #	Rockford Corp.	700	938
* #	Rocky Brands, Inc.	800	4,536
	Ross Stores, Inc.	11,609	323,311
*	Rubio’s Restaurants, Inc.	1,891	12,443
	Ruby Tuesday, Inc.	6,700	47,637
	Russ Berrie & Co., Inc.	2,005	26,185
* #	Ruth’s Chris Steak House, Inc.	1,600	11,184
	Ryland Group, Inc.	12,700	359,283
*	Saga Communications, Inc. Class A	3,130	18,217
#	Saks, Inc.	22,900	356,324
	Salem Communications Corp.	3,900	12,870
*	Sally Beauty Holdings, Inc.	4,500	34,425
	Sauer-Danfoss, Inc.	13,436	285,649
*	Scholastic Corp.	7,100	247,577
*	Scientific Games Corp.	14,801	305,937
#	Sealy Corp.	19,900	181,289
* #	Sears Holdings Corp.	13,000	1,243,060
	Service Corp. International	61,910	668,628
	Sherwin-Williams Co.	8,500	440,130
	Shiloh Industries, Inc.	2,700	25,164
* #	Shuffle Master, Inc.	1,600	13,184
*	Silverleaf Resorts, Inc.	5,500	18,260
	Sinclair Broadcast Group, Inc. Class A	10,900	100,607
* #	Sirius Satellite Radio, Inc.	33,600	95,424
*	Skechers U.S.A., Inc. Class A	3,704	78,858
#	Skyline Corp.	2,700	76,140
* #	Smith & Wesson Holding Corp.	1,900	9,728
	Snap-On, Inc.	15,100	753,792

9

	Sonesta International Hotels Corp. Class A	47	$1,380
	Sonic Automotive, Inc.	12,770	227,051
* #	Sonic Corp.	13,190	281,343
	Sotheby’s Class A	14,400	485,568
* #	Source Interlink Companies, Inc.	6,300	10,647
* #	Spanish Broadcasting System, Inc.	8,900	13,350
#	Spartan Motors, Inc.	4,875	39,634
	Speedway Motorsports, Inc.	9,754	284,817
*	Sport Chalet, Inc. Class A	2,085	9,278
*	Sport Chalet, Inc. Class B	238	1,023
#	Sport Supply Group, Inc.	4,000	45,440
	Stage Stores, Inc.	8,608	108,977
*	Stamps.com, Inc.	6,012	53,206
#	Standard Motor Products, Inc.	3,400	25,194
	Stanley Furniture, Inc.	459	6,040
	Staples, Inc.	42,653	949,029
*	Starbucks Corp.	44,730	803,798
	Starwood Hotels & Resorts Worldwide, Inc.	14,000	662,620
*	Steinway Musical Instruments, Inc.	1,200	29,652
*	Steven Madden, Ltd.	2,700	45,468
#	Stewart Enterprises, Inc.	1,400	8,358
*	Stoneridge, Inc.	5,125	55,247
	Strattec Security Corp.	579	21,631
	Strayer Education, Inc.	1,102	171,581
	Sturm Ruger & Co., Inc.	3,500	27,650
*	Sun-Times Media Group, Inc. Class A	7,900	6,952
#	Superior Industries International, Inc.	4,581	79,526
	Superior Uniform Group, Inc.	900	8,910
	Syms Corp.	600	8,070
* #	Syntax-Brillian Corp.	6,641	4,718
#	Systemax, Inc.	5,856	63,420
#	Tandy Brand Accessories, Inc.	1,100	6,688
*	Tandy Leather Factory, Inc.	754	2,073
	Target Corp.	39,215	2,063,101
* #	Tarragon Corp.	2,387	4,177
*	Tarrant Apparel Group	300	240
#	Tempur-Pedic International, Inc.	7,536	131,277
*	Tenneco Automotive, Inc.	13,100	330,775
* #	Texas Roadhouse, Inc.	20,150	187,395
* #	The Children’s Place Retail Stores, Inc.	2,716	58,014
*	The DIRECTV Group, Inc.	53,036	1,328,552
*	The Dress Barn, Inc.	5,900	77,762
*	The Hallwood Group, Inc.	200	13,104
	The Marcus Corp.	6,155	98,111
#	The McClatchey Co.	6,709	64,406
#	The Men’s Wearhouse, Inc.	11,000	253,440
#	The New York Times Co. Class A	23,716	441,829
	The Pep Boys - Manny, Moe & Jack	8,200	93,808
	The Stanley Works	14,500	703,830
*	The Steak n Shake Co.	5,800	48,372
	The TJX Companies, Inc.	29,420	941,440
#	Thor Industries, Inc.	9,200	280,416

10

#	Tiffany & Co.	12,300	$462,972
*	Timberland Co. Class A	14,453	217,084
	Time Warner, Inc.	308,479	4,815,357
* #	TiVo, Inc.	7,741	67,192
*	Toll Brothers, Inc.	17,800	377,538
*	Tractor Supply Co.	5,200	194,688
#	Triarc Companies, Inc. Class A	2,700	23,436
	Triarc Companies, Inc. Class B	3,320	27,954
*	Triple Crown Media, Inc.	548	2,165
* #	True Religion Apparel, Inc.	3,900	79,677
* #	Trump Entertainment Resorts, Inc.	5,000	20,100
*	TRW Automotive Holdings Corp.	18,700	412,896
	Tupperware Corp.	12,710	463,661
*	Tween Brands, Inc.	5,100	150,960
* #	Under Armour, Inc. Class A	4,500	165,690
*	Unifi, Inc.	18,766	53,295
	Unifirst Corp.	4,200	162,246
*	Universal Electronics, Inc.	1,900	43,130
* #	Universal Technical Institute, Inc.	5,800	72,500
* #	Urban Outfitters, Inc.	15,500	446,090
	V.F. Corp.	11,372	864,727
* #	Vail Resorts, Inc.	8,200	371,050
*	Valassis Communications, Inc.	14,100	158,202
	Value Line, Inc.	906	38,451
* #	ValueVision Media, Inc. Class A	6,110	32,139
* #	VCG Holding Corp.	300	3,165
*	Viacom, Inc. Class A	2,959	117,768
*	Viacom, Inc. Class B	39,656	1,576,326
	Virco Manufacturing Corp.	2,296	13,638
	Virgin Media, Inc.	6,150	92,250
#	Visteon Corp.	17,400	60,900
*	Volcom, Inc.	1,800	35,586
*	Voyager Learning Co.	1,100	7,700
	WABCO Holdings, Inc.	3,504	146,397
*	Warnaco Group, Inc.	12,830	481,895
#	Warner Music Group Corp.	8,800	52,800
	Washington Post Co.	1,110	803,640
	Weight Watchers International, Inc.	15,400	723,800
*	Wells-Gardner Electronics Corp.	945	1,417
	Wendy’s International, Inc.	15,900	386,052
* #	West Marine, Inc.	4,200	33,894
	Westwood One, Inc.	11,300	20,001
	Weyco Group, Inc.	2,695	72,846
#	Whirlpool Corp.	15,500	1,307,735
	Wiley (John) & Sons, Inc. Class A	10,663	388,986
#	Wiley (John) & Sons, Inc. Class B	1,644	60,812
*	Williams Controls, Inc.	300	4,569
#	Williams-Sonoma, Inc.	28,400	663,424
* #	Wilsons The Leather Experts, Inc.	6,800	4,556
*	Winmark Corp.	200	3,998
#	Winnebago Industries, Inc.	5,838	117,169
*	WMS Industries, Inc.	9,500	360,715

11

	Wolverine World Wide, Inc.	7,000	$185,500
#	World Wrestling Entertainment, Inc.	3,600	63,720
* #	WorldSpace, Inc. Class A	6,800	7,616
	Wyndham Worldwide Corp.	33,320	738,704
	Wynn Resorts, Ltd.	9,800	986,860
#	Xerium Technologies, Inc.	13,400	67,134
*	XM Satellite Radio Holdings, Inc.	13,000	153,400
*	Young Broadcasting, Inc. Class A	2,900	2,291
	Yum! Brands, Inc.	31,140	1,072,773
* #	Zale Corp.	7,800	150,696
* #	Zumiez, Inc.	2,000	35,160
Total Consumer Discretionary			147,410,657

Consumer Staples — (7.1%)
#	Alberto-Culver Co.	16,600	444,880
	Alico, Inc.	1,300	53,105
*	Alliance One International, Inc.	12,800	62,720
	Altria Group, Inc.	101,120	7,395,917
#	American Italian Pasta Co.	2,500	12,500
#	Andersons, Inc.	4,540	210,020
	Anheuser-Busch Companies, Inc.	42,978	2,023,834
	Archer-Daniels-Midland Co.	42,400	1,912,240
	Arden Group, Inc. Class A	397	52,809
	Avon Products, Inc.	25,116	955,915
* #	BJ’s Wholesale Club, Inc.	13,357	421,547
*	Boston Beer Co., Inc. Class A	2,300	82,018
*	Bridgford Foods Corp.	1,389	8,556
	Brown-Forman Corp. Class A	2,976	200,582
#	Brown-Forman Corp. Class B	4,400	280,588
*	Cagle’s, Inc. Class A	500	4,040
	Calavo Growers, Inc.	3,002	57,548
#	Cal-Maine Foods, Inc.	4,193	144,658
	Campbell Soup Co.	28,059	906,025
	Casey’s General Stores, Inc.	13,756	344,588
	CCA Industries, Inc.	1,000	9,300
*	Central European Distribution Corp.	8,565	498,312
* #	Central Garden & Pet Co.	3,300	16,269
*	Central Garden & Pet Co. Class A	6,600	29,040
* #	Chattem, Inc.	2,372	184,779
#	Chiquita Brands International, Inc.	9,400	192,418
	Church & Dwight Co., Inc.	9,950	531,927
	Clorox Co.	12,820	745,996
	Coca-Cola Bottling Co.	1,194	65,300
	Coca-Cola Co.	136,524	7,981,193
	Coca-Cola Enterprises, Inc.	74,995	1,832,128
	Coffee Holding Co, Inc.	100	435
	Colgate-Palmolive Co.	29,869	2,272,732
	ConAgra, Inc.	95,570	2,112,097
*	Constellation Brands, Inc. Class A	38,200	733,822
*	Constellation Brands, Inc. Class B	2,358	45,274
	Corn Products International, Inc.	20,000	734,200
	Costco Wholesale Corp.	29,050	1,798,776

12

*	Cuisine Solutions, Inc.	900	$3,420
	CVS Caremark Corp.	100,700	4,066,266
*	Darling International, Inc.	12,400	172,360
	Dean Foods Co.	15,630	336,358
	Del Monte Foods Co.	43,900	394,222
	Diamond Foods, Inc.	2,900	47,560
*	Elizabeth Arden, Inc.	8,200	149,404
*	Energizer Holdings, Inc.	4,804	445,955
#	Estee Lauder Companies, Inc.	7,400	315,092
	Farmer Brothers Co.	4,644	103,701
	Flowers Foods, Inc.	11,550	261,723
#	Gatehouse Media, Inc.	4,700	29,469
	General Mills, Inc.	15,540	870,085
	Golden Enterprises, Inc.	1,328	3,572
#	Great Atlantic & Pacific Tea, Inc.	11,885	321,846
*	Green Mountain Coffee, Inc.	3,000	91,530
	Griffin Land & Nurseries, Inc. Class A	1,213	44,456
*	Hain Celestial Group, Inc.	10,700	288,900
* #	Hansen Natural Corp.	7,900	327,850
	Heinz (H.J.) Co.	19,861	876,069
	Hormel Foods Corp.	17,300	706,878
#	Imperial Sugar Co.	3,600	69,120
	Ingles Market, Inc. Class A	3,511	84,299
*	Integrated Biopharma, Inc.	500	1,555
	Inter Parfums, Inc.	3,600	58,464
	J & J Snack Foods Corp.	5,290	130,398
	J.M. Smucker Co.	15,200	778,088
*	Katy Industries, Inc.	519	986
	Kellogg Co.	24,414	1,238,278
	Kimberly-Clark Corp.	25,214	1,643,449
	Kraft Foods, Inc.	74,930	2,335,568
	Lancaster Colony Corp.	4,100	152,233
	Lance, Inc.	6,800	113,900
* #	Lifeway Foods, Inc.	1,100	11,484
	Loews Corp. - Carolina Group	7,206	542,540
	Longs Drug Stores Corp.	10,608	509,502
#	Mannatech, Inc.	3,300	25,674
* #	Maui Land & Pineapple Co., Inc.	1,500	39,240
#	McCormick & Co., Inc.	7,616	262,371
	McCormick & Co., Inc. Voting Common Stock	478	16,491
* #	Medifast, Inc.	670	2,814
#	MGP Ingredients, Inc.	2,250	14,445
	Molson Coors Brewing Co.	30,066	1,622,361
	Molson Coors Brewing Co. Class A	400	21,210
*	Monterey Pasta Co.	4,138	11,379
#	Nash Finch Co.	3,000	105,210
	National Beverage Corp.	5,520	40,406
*	Natural Alternatives International, Inc.	1,200	10,932
* #	Natural Health Trends Corp.	300	294
#	Nature’s Sunshine Products, Inc.	200	1,800
*	NBTY, Inc.	14,800	422,688
	Nu Skin Enterprises, Inc. Class A	14,100	233,496

13

	Oil-Dri Corp. of America	1,377	$26,645
*	Omega Protein Corp.	4,900	51,940
*	Pantry, Inc.	6,700	161,202
*	Parlux Fragrances, Inc.	6,000	20,280
* #	Peet’s Coffee & Tea, Inc.	2,800	65,548
	Pepsi Bottling Group, Inc.	33,050	1,124,030
	PepsiAmericas, Inc.	25,600	647,680
	PepsiCo, Inc.	99,760	6,939,306
*	Performance Food Group Co.	7,900	256,750
#	Pilgrim’s Pride Corp.	17,600	412,896
*	Prestige Brands Holdings, Inc.	10,000	77,100
	PriceSmart, Inc.	5,600	135,856
	Procter & Gamble Co.	170,932	11,312,280
*	Pyramid Breweries, Inc.	1,036	2,248
	Ralcorp Holdings, Inc.	5,000	277,250
*	Redhook Ale Brewery, Inc.	2,200	11,418
	Reliv International, Inc.	1,440	9,648
* #	Revlon, Inc.	4,782	4,878
	Reynolds American, Inc.	27,900	1,777,788
* #	Rite Aid Corp.	69,400	185,298
#	Rocky Mountain Chocolate Factory, Inc.	303	3,845
	Ruddick Corp.	9,110	293,797
	Safeway, Inc.	41,830	1,202,194
#	Sanderson Farms, Inc.	5,904	205,813
*	Sanfilippo (John B.) & Son, Inc.	1,799	16,785
	Sara Lee Corp.	92,200	1,164,486
	Schiff Nutrition International, Inc.	1,640	9,955
#	Seaboard Corp.	200	318,000
*	Seneca Foods Corp. Class A	773	15,491
*	Seneca Foods Corp. Class B	438	9,329
* #	Smithfield Foods, Inc.	38,130	1,050,481
	Spartan Stores, Inc.	3,201	67,477
* #	Spectrum Brands, Inc.	12,900	48,504
*	Star Scientific, Inc.	3,000	5,580
	SUPERVALU, Inc.	42,170	1,106,962
	Sysco Corp.	38,022	1,066,897
	Tasty Baking Co.	1,400	9,590
#	The Hershey Co.	10,300	381,924
	The Kroger Co.	44,211	1,072,117
*	Tofutti Brands, Inc.	400	1,080
#	Tootsie Roll Industries, Inc.	7,259	175,886
*	TreeHouse Foods, Inc.	6,100	135,237
	Tyson Foods, Inc. Class A	44,983	648,205
* #	United Natural Foods, Inc.	6,980	118,102
	United-Guardian, Inc.	100	1,025
#	Universal Corp.	5,600	318,696
* #	USANA Health Services, Inc.	1,255	39,131
	UST, Inc.	13,961	757,943
#	Vector Group, Ltd.	12,697	233,371
	Village Super Market, Inc.	732	32,354
*	Vita Food Products, Inc.	258	101
	Walgreen Co.	55,500	2,026,305

14

	Wal-Mart Stores, Inc.	238,348	$11,819,677
	WD-40 Co.	3,700	114,996
	Weis Markets, Inc.	5,407	175,241
#	Whole Foods Market, Inc.	5,700	200,355
* #	Winn-Dixie Stores, Inc.	10,500	171,675
	Wrigley (Wm.) Jr. Co.	12,858	769,680
*	Zapata Corp.	3,926	27,678
Total Consumer Staples			105,031,485

Energy — (9.2%)
* #	Abraxas Petroleum Corp.	18,000	67,500
	Adams Resources & Energy, Inc.	1,000	24,750
* #	Allis-Chalmers Energy, Inc.	6,700	84,554
#	Alon USA Energy, Inc.	7,600	119,244
* #	American Oil & Gas, Inc.	7,500	36,000
	Anadarko Petroleum Corp.	44,440	2,832,606
	Apache Corp.	22,156	2,541,515
#	Arch Coal, Inc.	14,600	745,914
* #	Arena Resources, Inc.	7,400	299,552
	Atlas America, Inc.	4,782	289,168
* #	ATP Oil & Gas Corp.	4,509	158,942
*	Atwood Oceanics, Inc.	5,000	465,450
	Baker Hughes, Inc.	20,850	1,402,996
	Barnwell Industries, Inc.	770	8,354
*	Basic Energy Services, Inc.	8,105	171,502
	Berry Petroleum Corp. Class A	8,000	328,880
* #	Bill Barret Corp.	9,900	458,766
	BJ Services Co.	58,280	1,511,783
*	Bois d’Arc Energy, Inc.	18,500	397,195
*	Bolt Technology Corp.	1,455	25,302
*	Boots & Coots International Well Control, Inc.	15,700	23,550
*	Brigham Exploration Co.	13,750	107,387
*	Bristow Group, Inc.	4,600	242,696
*	Bronco Drilling Co., Inc.	5,600	88,536
#	Cabot Oil & Gas Corp.	16,000	796,000
*	Cal Dive International, Inc.	3,437	35,814
*	Callon Petroleum Co.	5,400	99,576
*	Cameron International Corp.	14,600	620,208
#	CARBO Ceramics, Inc.	7,000	258,580
*	Carrizo Oil & Gas, Inc.	4,400	254,100
* #	Cheniere Energy, Inc.	10,400	305,032
	Chesapeake Energy Corp.	45,800	2,071,076
	Chevron Corp.	147,560	12,787,550
	Cimarex Energy Co.	20,540	1,082,458
	CKX Lands, Inc.	144	1,714
*	Clayton Williams Energy, Inc.	2,521	95,420
*	CNX Gas Corp.	9,400	344,228
*	Complete Production Services, Inc.	15,900	308,778
*	Comstock Resources, Inc.	13,110	475,893
	ConocoPhillips	124,489	10,296,485
	CONSOL Energy, Inc.	12,100	919,358
* #	Contango Oil & Gas Co.	1,300	83,590

15

*	Credo Petroleum Corp.	300	$3,165
	Crosstex Energy, Inc.	6,356	227,227
*	Dawson Geophysical Co.	1,370	90,242
#	Delek US Holdings, Inc.	8,600	135,708
* #	Delta Petroleum Corp.	14,681	351,757
*	Denbury Resources, Inc.	28,000	892,920
	Devon Energy Corp.	40,000	4,108,800
#	Diamond Offshore Drilling, Inc.	9,100	1,099,553
*	Dresser-Rand Group, Inc.	18,259	622,084
*	Dril-Quip, Inc.	5,700	266,646
* #	Dune Energy, Inc.	10,200	18,054
* #	Edge Petroleum Corp.	4,400	21,120
#	El Paso Corp.	49,070	799,841
*	Encore Acquisition Co.	11,800	434,240
* #	Endeavour International Corp.	18,100	23,530
* #	Energy Partners, Ltd.	5,200	55,952
	ENSCO International, Inc.	25,600	1,531,904
	EOG Resources, Inc.	17,400	2,070,426
* #	Evergreen Energy, Inc.	5,900	12,685
*	Evolution Petroleum Corp.	3,300	15,180
* #	EXCO Resources, Inc.	26,300	456,305
* #	Exterran Holdings, Inc.	8,964	624,343
	Exxon Mobil Corp.	218,912	19,047,533
* #	FMC Technologies, Inc.	8,004	453,507
*	Forest Oil Corp.	17,394	858,046
#	Foundation Coal Holdings, Inc.	7,500	433,275
	Frontier Oil Corp.	12,860	459,231
* #	FX Energy, Inc.	1,700	7,973
*	Gasco Energy, Inc.	3,800	9,880
*	GMX Resources, Inc.	1,231	35,687
* #	Goodrich Petroleum Corp.	2,813	67,878
*	Grant Prideco, Inc.	7,900	398,713
* #	Grey Wolf, Inc.	36,600	226,920
	Gulf Island Fabrication, Inc.	3,829	111,692
*	Gulfmark Offshore, Inc.	6,300	319,158
*	Gulfport Energy Corp.	7,139	103,087
#	Halliburton Co.	56,631	2,168,967
*	Harvest Natural Resources, Inc.	7,700	94,402
*	Helix Energy Solutions Group, Inc.	19,566	689,115
#	Helmerich & Payne, Inc.	19,700	883,151
	Hess Corp.	21,700	2,022,006
*	HKN, Inc.	2,900	25,201
	Holly Corp.	8,664	462,571
* #	Hornbeck Offshore Services, Inc.	6,700	301,031
*	Houston American Energy Corp.	3,400	14,518
* #	Infinity, Inc.	2,100	924
	Lufkin Industries, Inc.	3,410	194,916
	Marathon Oil Corp.	63,820	3,392,671
*	Mariner Energy, Inc.	24,348	675,170
	Massey Energy Co.	15,900	608,334
*	Matrix Service Co.	5,500	111,870
* #	McMoran Exploration Co.	11,200	188,160

16

*	Meridian Resource Corp.	19,600	$30,380
*	Mexco Energy Corp.	111	454
*	Mitcham Industries, Inc.	1,700	30,005
	Murphy Oil Corp.	23,150	1,860,797
*	NATCO Group, Inc. Class A	4,000	190,600
* #	National Coal Corp.	4,700	24,581
* #	National-Oilwell, Inc.	24,000	1,495,200
*	Natural Gas Services Group	3,900	87,360
*	Newfield Exploration Co.	18,220	1,009,024
* #	Newpark Resources, Inc.	26,400	116,952
	Noble Energy, Inc.	26,850	2,078,190
	Occidental Petroleum Corp.	51,424	3,978,675
*	Oceaneering International, Inc.	11,100	666,000
* #	Oil States International, Inc.	9,710	409,374
* #	OMNI Energy Services Corp.	2,800	11,424
#	Overseas Shipholding Group, Inc.	8,910	558,835
* #	Pacific Ethanol, Inc.	3,000	14,880
	Panhandle Royalty Co.	964	29,431
*	Parallel Petroleum Corp.	6,200	114,576
* #	Parker Drilling Co.	24,816	164,530
	Patterson-UTI Energy, Inc.	33,000	783,090
#	Peabody Energy Corp.	16,500	934,230
#	Penn Virginia Corp.	6,240	265,574
*	Petrohawk Energy Corp.	39,750	718,680
*	Petroleum Development Corp.	3,100	216,256
* #	PetroQuest Energy, Inc.	9,773	154,022
* #	PHI, Inc. (69336T106)	365	11,612
*	PHI, Inc. (69336T205)	3,600	108,936
*	Pioneer Drilling Co.	12,800	171,648
	Pioneer Natural Resources Co.	23,507	1,052,879
*	Plains Exploration & Production Co.	23,788	1,284,552
* #	PowerSecure International, Inc.	2,370	31,545
*	Pride International, Inc.	32,440	1,149,674
*	Quest Resource Corp.	4,888	34,705
* #	Quicksilver Resources, Inc.	25,600	880,640
	Range Resources Corp.	11,100	679,098
* #	Rentech, Inc.	7,500	9,450
	Rowan Companies, Inc.	22,520	907,781
*	Royale Energy, Inc.	400	1,388
	RPC, Inc.	14,660	193,072
	Schlumberger, Ltd.	64,900	5,610,605
*	SEACOR Holdings, Inc.	4,800	460,752
#	Smith International, Inc.	15,500	976,965
*	Southwestern Energy Co.	10,580	690,133
	Spectra Energy Corp.	30,140	696,535
	St. Mary Land & Exploration Co.	16,900	623,272
* #	Stone Energy Corp.	7,000	355,320
* #	SulphCo, Inc.	9,900	41,679
#	Sunoco, Inc.	20,700	1,264,356
*	Superior Energy Services, Inc.	17,400	708,006
*	Superior Well Services, Inc.	4,800	124,080
* #	Swift Energy Corp.	8,900	424,797

17

* #	Syntroleum Corp.	9,596	$6,717
*	T-3 Energy Services, Inc.	2,700	133,299
#	Tesoro Petroleum Corp.	21,520	799,253
*	Teton Energy Corp.	2,900	14,065
* #	TETRA Technologies, Inc.	16,400	281,752
*	TGC Industries, Inc.	2,485	19,781
	The Williams Companies, Inc.	27,910	1,005,318
#	Tidewater, Inc.	15,600	875,940
* #	Toreador Resources Corp.	2,500	23,450
* #	Transmeridian Exploration, Inc.	8,674	10,842
* #	Trico Marine Services, Inc.	4,500	177,840
* #	Tri-Valley Corp.	1,200	7,620
* #	TXCO Resources, Inc.	7,800	108,576
*	Union Drilling, Inc.	6,300	126,126
*	Unit Corp.	13,000	716,950
* #	Uranium Resources, Inc.	6,850	64,938
#	USEC, Inc.	18,580	118,540
*	VAALCO Energy, Inc.	16,900	75,374
	Valero Energy Corp.	49,430	2,855,571
* #	VeraSun Energy Corp.	27,800	251,312
* #	Verenium Corp.	3,700	11,063
#	W&T Offshore, Inc.	18,300	649,284
*	Warren Resources, Inc.	11,600	155,208
* #	Westmoreland Coal Co.	1,400	22,372
*	Westside Energy Corp.	4,500	13,185
*	W-H Energy Services, Inc.	4,800	301,776
* #	Whiting Petroleum Corp.	11,900	728,518
#	World Fuel Services Corp.	6,262	195,875
	XTO Energy, Inc.	32,637	2,014,029
Total Energy			137,696,445

Financials — (15.4%)
*	1st Constitution Bancorp	460	6,256
	1st Independence Financial Group, Inc.	200	3,210
	1st Source Corp.	7,077	123,564
	21st Century Holding Co.	2,688	35,105
#	Abigail Adams National Bancorp, Inc.	389	4,034
	Abington Bancorp, Inc.	3,308	33,179
#	Access National Corp.	1,976	15,097
	Advance America Cash Advance Centers, Inc.	11,500	85,445
	Advanta Corp. Class A	3,085	21,903
	Advanta Corp. Class B	5,850	45,162
* #	Affiliated Managers Group, Inc.	6,400	616,640
	Affirmative Insurance Holdings, Inc.	3,625	32,335
	AFLAC, Inc.	26,668	1,664,350
	Alfa Corp.	12,331	268,446
* #	Allegheny Corp.	2,277	821,997
	Alliance Financial Corp.	684	17,374
	Allstate Corp.	48,420	2,311,087
*	Alphatec Holdings, Inc.	1,827	10,560
*	AmComp, Inc.	1,400	17,150
	Amcore Financial, Inc.	6,571	127,609

18

	Ameriana Bancorp	400	$3,508
	American Bancorp of New Jersey, Inc.	2,883	30,963
#	American Capital Strategies, Ltd.	38,255	1,388,274
#	American Equity Investment Life Holding Co.	11,550	110,302
	American Express Co.	70,823	2,995,813
	American Financial Group, Inc.	19,625	507,699
*	American Independence Corp.	1,861	14,888
	American International Group, Inc.	223,958	10,494,672
	American National Bankshares, Inc.	1,346	29,854
	American National Insurance Co.	5,093	577,801
	American Physicians Capital, Inc.	450	19,858
#	American River Bankshares	1,344	22,848
*	American Spectrum Realty, Inc.	96	2,472
	American West Bancorporation	5,983	52,830
* #	AmeriCredit Corp.	19,500	280,410
	Ameriprise Financial, Inc.	16,772	849,334
	Ameris Bancorp	3,000	42,660
* #	Amerisafe, Inc.	5,600	73,640
*	AmeriServe Financial, Inc.	3,436	9,964
#	Anchor Bancorp Wisconsin, Inc.	6,015	113,864
	AON Corp.	44,600	1,855,806
	Arrow Financial Corp.	1,685	35,082
#	Asset Acceptance Capital Corp.	9,000	87,750
	Associated Banc-Corp.	35,230	877,932
	Assurant, Inc.	18,091	1,131,592
#	ASTA Funding, Inc.	3,100	50,158
	Astoria Financial Corp.	26,778	700,780
*	Atlantic American Corp.	2,737	4,242
#	Atlantic Coast Federal Corp.	1,771	17,533
* #	B of I Holding, Inc.	919	5,652
	Baldwin & Lyons, Inc. Class A	327	7,761
	Baldwin & Lyons, Inc. Class B	3,628	88,378
	BancFirst Corp.	2,939	123,820
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	7,700	157,927
	Bancorp Rhode Island, Inc.	800	27,976
	BancorpSouth, Inc.	22,800	512,544
	Bank Mutual Corp.	11,020	118,465
	Bank of America Corp.	380,400	15,117,096
	Bank of Commerce Holdings	968	8,228
*	Bank of Florida Corp.	1,729	16,183
	Bank of Granite Corp.	2,764	33,002
	Bank of Hawaii Corp.	9,800	470,596
	Bank of New York Mellon Corp.	108,658	4,766,826
	Bank of the Ozarks, Inc.	4,500	106,425
	BankFinancial Corp.	7,001	99,554
#	BankUnited Financial Corp. Class A	4,800	23,424
	Banner Corp.	4,538	98,293
	Bar Harbor Bankshares	633	19,686
	BB&T Corp.	35,860	1,116,322
*	Beach First National Bancshares, Inc.	1,100	15,125
#	Bear Stearns Companies, Inc.	14,000	1,118,040

19

	Benjamin Franklin Bancorp, Inc.	1,590	$22,371
	Berkshire Bancorp, Inc.	1,000	15,310
	Berkshire Hills Bancorp, Inc.	2,993	67,791
	Beverly Hills Bancorp, Inc.	3,034	15,018
	Blackrock, Inc.	7,500	1,449,375
* #	BNCCORP., Inc.	409	5,317
	BOK Financial Corp.	18,879	976,422
#	Boston Private Financial Holdings, Inc.	11,034	151,938
*	Broadpoint Securities Group, Inc.	700	1,120
	Brooke Corp.	1,300	7,813
	Brookline Bancorp, Inc.	16,717	160,650
	Brooklyn Federal Bancorp, Inc.	300	3,909
	Brown & Brown, Inc.	29,069	518,300
*	Brunswick Bancorp	240	2,287
	Bryn Mawr Bank Corp.	1,568	30,733
	C&F Financial Corp.	721	21,623
	Cadence Financial Corp.	3,123	47,876
	California First National Bancorp	2,006	21,063
	Camco Financial Corp.	900	9,882
	Camden National Corp.	1,496	47,468
	Capital Bank Corp.	2,288	22,972
#	Capital City Bank Group, Inc.	4,648	125,078
	Capital Corp. of the West	3,467	47,671
#	Capital One Financial Corp.	26,726	1,230,198
	Capital Properties, Inc.	300	5,910
	Capital Southwest Corp.	975	107,308
#	Capitol Bancorp, Ltd.	4,900	91,238
#	Capitol Federal Financial	15,329	531,916
	Cardinal Financial Corp.	7,400	58,830
	Carrollton Bancorp	277	3,601
	Carver Bancorp, Inc.	200	2,880
	Cascade Financial Corp.	2,700	34,182
	Cash America International, Inc.	8,400	271,824
* #	Cash Systems, Inc.	1,000	4,020
#	Cathay General Bancorp	14,000	306,880
* #	CB Richard Ellis Group, Inc.	12,700	254,762
* #	Centennial Bank Holdings, Inc.	15,500	91,915
	Center Bancorp, Inc.	2,383	26,570
	Center Financial Corp.	5,300	51,569
	Centerstate Banks of Florida, Inc.	2,800	37,520
	Central Bancorp, Inc.	62	1,194
*	Central Jersey Bancorp	21	157
#	Central Pacific Financial Corp.	5,965	110,293
	Central Virginia Bankshares, Inc.	610	11,132
	Centrue Financial Corp.	1,076	20,670
	Century Bancorp, Inc. Class A	599	12,279
	CFS Bancorp, Inc.	1,100	15,752
	Charter Financial Corp.	2,367	76,927
#	Chemical Financial Corp.	5,400	119,988
	Chubb Corp.	28,607	1,456,096
	Cincinnati Financial Corp.	34,330	1,276,046
	CIT Group, Inc.	24,506	544,523

20

	Citigroup, Inc.	178,345	$4,228,560
	Citizens Community Bancorp, Inc.	1,100	9,845
	Citizens First Bancorp, Inc.	1,640	20,680
	Citizens Holding Co.	600	11,400
	Citizens Republic Bancorp, Inc.	19,133	212,950
	Citizens South Banking Corp.	1,641	16,722
* #	Citizens, Inc.	7,970	45,030
	City Holding Co.	4,600	171,304
	City National Corp.	12,871	659,639
* #	Clayton Holdings, Inc.	600	2,598
#	Clifton Savings Bancorp, Inc.	7,198	71,188
	CNA Financial Corp.	39,090	1,041,748
*	CNA Surety Corp.	11,135	157,115
	CNB Financial Corp.	1,300	17,680
	CoBiz Financial, Inc.	6,027	74,072
	Codorus Valley Bancorp, Inc.	790	13,074
#	Cohen & Steers, Inc.	8,700	219,066
*	Colonial Bankshares, Inc.	579	5,674
#	Colony Bankcorp, Inc.	1,153	14,989
#	Columbia Bancorp	1,306	18,610
	Columbia Banking System, Inc.	5,100	117,759
	Comerica, Inc.	30,200	1,094,448
	Comm Bancorp, Inc.	300	13,080
	Commerce Bancorp, Inc.	30,250	1,142,845
	Commerce Bancshares, Inc.	19,254	801,929
	Commerce Group, Inc.	14,600	529,104
	Commercial National Financial Corp.	300	5,115
	Commonwealth Bankshares, Inc.	1,590	28,604
* #	Community Bancorp	2,590	31,857
#	Community Bank System, Inc.	4,810	106,301
	Community Bankshares, Inc.	500	6,300
	Community Capital Corp.	635	9,811
	Community Central Bank Corp.	463	2,574
	Community Trust Bancorp, Inc.	4,300	116,315
#	Community West Bancshares	983	8,714
	Compass Diversified Holdings	7,200	97,920
* #	CompuCredit Corp.	8,400	87,192
*	Conseco, Inc.	42,400	497,352
#	Consolidated-Tokoma Land Co.	1,562	80,443
* #	Consumer Portfolio Services, Inc.	4,100	12,874
	Cooperative Bankshares, Inc.	764	8,595
* #	Core-Mark Holding Co., Inc.	3,058	81,251
#	Corus Bankshares, Inc.	6,903	71,308
*	Cowen Group, Inc.	5,100	38,250
*	Cowlitz Bancorporation	573	5,019
	Crawford & Co. Class A	4,758	17,842
	Crawford & Co. Class B	5,480	22,578
*	Crescent Financial Corp.	2,180	18,922
#	Cullen Frost Bankers, Inc.	16,300	833,256
#	CVB Financial Corp.	20,688	190,123
*	Dearborn Bancorp, Inc.	1,137	7,948
	Delphi Financial Group, Inc. Class A	7,115	214,588

21

#	Delta Financial Corp.	5,347	$294
*	Diamond Hill Investment Group, Inc.	100	7,825
	Dime Community Bancshares	9,100	138,502
	Discover Financial Services	29,529	445,593
*	Dollar Financial Corp.	5,600	125,832
	Donegal Group, Inc. Class A	5,670	92,534
	Donegal Group, Inc. Class B	1,066	19,774
* #	E*TRADE Financial Corp.	47,751	203,897
#	East West Bancorp, Inc.	12,974	244,041
	Eastern Insurance Holdings, Inc.	1,411	23,084
	Eaton Vance Corp.	10,100	321,685
	ECB Bancorp, Inc.	500	13,250
	EMC Insurance Group, Inc.	900	19,908
* #	Encore Capital Group, Inc.	6,500	47,970
#	Enterprise Financial Services Corp.	3,293	65,893
	Erie Indemnity Co.	11,593	572,115
	ESB Financial Corp.	2,392	24,638
	Evans Bancorp, Inc.	216	3,564
*	Exlservice Holdings, Inc.	5,487	117,038
*	EZCORP, Inc. Class A	8,922	104,655
#	F.N.B. Corp.	16,967	232,618
	FBL Financial Group, Inc. Class A	8,605	253,073
	Federal Agriculture Mortgage Corp. Class C	1,676	40,291
#	Federal National Mortgage Association	51,900	1,435,035
#	Federal Trust Corp.	936	1,966
	Federated Investors, Inc.	12,600	511,308
	Fidelity Bancorp, Inc.	200	3,064
	Fidelity National Financial, Inc.	45,670	804,249
	Fidelity Southern Corp.	1,600	12,720
	Fifth Third Bancorp	38,080	872,032
#	Financial Federal Corp.	7,460	160,763
	Financial Institutions, Inc.	2,890	53,494
* #	First Acceptance Corp.	9,200	29,992
	First American Corp.	26,097	908,959
	First Bancorp	3,684	65,244
	First Bancorp of Indiana, Inc.	96	1,142
*	First Bancshares, Inc.	200	3,260
#	First Busey Corp.	5,788	108,293
*	First Cash Financial Services, Inc.	4,100	38,335
#	First Charter Corp.	5,600	135,576
	First Citizens BancShares, Inc.	1,571	223,380
#	First Commonwealth Financial Corp.	17,091	180,823
	First Community Bancorp	8,010	228,285
	First Community Bancshares, Inc.	2,757	87,259
	First Defiance Financial Corp.	1,921	37,728
	First Federal Bancshares of Arkansas, Inc.	702	10,530
	First Federal Bankshares, Inc.	600	8,646
	First Federal of Northern Michigan Bancorp, Inc.	300	2,163
	First Financial Bancorp	10,732	124,384
#	First Financial Bankshares, Inc.	2,465	93,350
#	First Financial Corp.	3,823	100,354
	First Financial Holdings, Inc.	3,400	77,214

22

	First Financial Service Corp.	917	$21,229
	First Franklin Corp.	197	1,803
#	First Horizon National Corp.	15,457	251,022
*	First Keystone Financial, Inc.	270	3,626
	First M&F Corp.	1,750	26,617
#	First Marblehead Corp.	15,000	180,450
*	First Mariner Bancorp, Inc.	765	4,812
	First Merchants Corp.	3,000	81,030
#	First Midwest Bancorp, Inc.	13,884	361,678
* #	First National Bancshares, Inc.	300	3,525
	First National Lincoln Corp.	1,950	28,275
#	First Niagara Financial Group, Inc.	31,426	358,892
	First PacTrust Bancorp, Inc.	633	10,729
	First Place Financial Corp.	2,600	31,876
*	First Regional Bancorp	3,524	56,419
	First Security Group, Inc.	2,322	21,061
#	First South Bancorp, Inc.	1,268	24,954
	First State Bancorporation	5,900	70,092
	First United Corp.	1,415	27,451
	First West Virginia Bancorp, Inc.	200	3,530
	Firstbank Corp.	984	13,327
*	FirstCity Financial Corp.	2,702	23,805
#	FirstMerit Corp.	22,300	418,571
#	Flagstar Bancorp, Inc.	11,200	80,192
	Flushing Financial Corp.	6,200	101,060
	FNB United Corp.	3,615	41,934
	Forest City Enterprises, Inc. Class A	6,100	214,415
	Forest City Enterprises, Inc. Class B	1,146	40,374
*	Forestar Real Estate Group, Inc.	5,240	127,751
*	FPIC Insurance Group, Inc.	1,780	77,733
* #	Franklin Bank Corp.	2,046	7,857
* #	Franklin Credit Management Corp.	900	765
	Franklin Resources, Inc.	14,710	1,388,183
#	Frontier Financial Corp.	12,579	188,433
	Fulton Financial Corp.	46,705	543,179
*	FX Real Estate & Entertainment, Inc.	2,233	12,706
	Gallagher (Arthur J.) & Co.	19,400	457,840
	GAMCO Investors, Inc.	1,550	86,831
	Gateway Financial Holdings, Inc.	3,901	44,666
	GB&T Bancshares, Inc.	2,463	21,921
	Genworth Financial, Inc.	87,600	2,030,568
	German American Bancorp, Inc.	2,772	34,899
*	GFI Group, Inc.	3,814	291,962
	Glacier Bancorp, Inc.	15,757	270,863
	Gouverneur Bancorp, Inc.	200	1,850
	Great Pee Dee Bancorp, Inc.	162	3,193
#	Great Southern Bancorp, Inc.	4,031	72,356
	Greater Community Bancorp	1,316	20,148
	Greene Bancshares, Inc.	3,468	63,187
#	Greenhill & Co., Inc.	3,500	227,535
	Grubb & Ellis Co.	1,847	12,246
	GS Financial Corp.	400	6,628

23

	Guaranty Federal Bancshares, Inc.	555	$14,846
*	Guaranty Financial Group, Inc.	5,240	68,592
	Habersham Bancorp	200	2,950
*	Hallmark Financial Services, Inc.	6,189	72,906
#	Hancock Holding Co.	8,824	326,841
	Hanmi Financial Corp.	9,310	71,035
	Hanover Insurance Group, Inc.	14,500	633,505
	Harleysville Group, Inc.	5,900	198,122
#	Harleysville National Corp.	8,630	114,693
	Harleysville Savings Financial Corp.	573	8,016
	Harrington West Financial Group, Inc.	979	10,201
	Hartford Financial Services Group, Inc.	29,758	2,080,084
	Hawthorn Bancshares, Inc.	638	17,385
	HCC Insurance Holdings, Inc.	32,671	786,064
#	Heartland Financial USA, Inc.	4,310	76,632
	Hercules Technology Growth Capital, Inc.	156	1,855
	Heritage Commerce Corp.	3,967	65,376
	Heritage Financial Corp.	912	17,866
	Heritage Financial Group	1,900	23,294
	HF Financial Corp.	483	7,994
	Hilb Rogal Hamilton Co.	10,400	318,448
	Hingham Institution for Savings	200	5,870
	HMN Financial, Inc.	989	23,914
#	Home Bancshares, Inc.	5,200	103,896
	Home Federal Bancorp, Inc. (436926109)	553	12,802
	Home Federal Bancorp, Inc. (43710g105)	4,833	54,855
	HopFed Bancorp, Inc.	558	7,873
	Horace Mann Educators Corp.	12,300	213,774
#	Horizon Financial Corp.	2,975	38,080
* #	HouseValues, Inc.	2,700	7,047
	Hudson City Bancorp, Inc.	103,004	1,634,673
	Huntington Bancshares, Inc.	51,135	624,870
	IBERIABANK Corp.	3,887	172,855
	IBT Bancorp, Inc.	462	13,028
	Imperial Capital Bancorp, Inc.	300	6,708
#	Independence Holding Co.	3,052	33,572
	Independent Bank Corp. (MA)	3,900	103,233
	Independent Bank Corp. (MI)	6,781	66,183
	Infinity Property & Casualty Corp.	2,500	100,425
	Integra Bank Corp.	6,100	86,681
* #	IntercontinentalExchange, Inc.	5,800	755,740
	International Bancshares Corp.	14,205	307,964
	Intervest Bancshares Corp.	1,800	23,940
* #	Investment Technology Group, Inc.	6,100	284,138
*	Investors Bancorp, Inc.	29,600	429,200
	Investors Capital Holdings, Ltd.	600	3,036
	Investors Title Co.	326	15,619
#	Irwin Financial Corp.	5,200	39,052
	Janus Capital Group, Inc.	33,782	818,200
#	Jefferies Group, Inc.	26,513	470,606
	Jefferson Bancshares, Inc.	1,178	12,628
* #	Jesup & Lamont, Inc.	700	455

24

	Jones Lang LaSalle, Inc.	5,400	$412,506
	JPMorgan Chase & Co.	308,063	12,522,761
#	Kearny Financial Corp.	14,412	154,208
	Kentucky First Federal Bancorp	216	2,187
	KeyCorp	57,805	1,274,600
#	K-Fed Bancorp	1,830	18,959
* #	Knight Capital Group, Inc.	17,200	275,716
*	LaBranche & Co., Inc.	800	3,712
#	Lakeland Bancorp, Inc.	7,193	80,130
	Lakeland Financial Corp.	3,927	80,111
#	LandAmerica Financial Group, Inc.	3,000	110,460
	Landmark Bancorp, Inc.	354	8,595
	Leesport Financial Corp.	1,124	19,951
	Legacy Bancorp, Inc.	1,990	28,238
	Legg Mason, Inc.	27,800	1,835,912
	Lehman Brothers Holdings, Inc.	49,540	2,526,045
#	Leucadia National Corp.	33,129	1,499,419
#	Life Partners Holdings, Inc.	1,104	16,615
	Lincoln Bancorp	915	10,980
	Lincoln National Corp.	25,344	1,295,332
	LNB Bancorp, Inc.	1,858	24,173
	Loews Corp.	45,326	1,896,440
	LSB Corp.	600	10,188
	LSB Financial Corp.	210	4,263
#	M&T Bank Corp.	21,300	1,748,304
#	Macatawa Bank Corp.	5,432	50,083
	MainSource Financial Group, Inc.	5,350	70,138
*	Markel Corp.	2,000	929,500
*	MarketAxess Holdings, Inc.	4,500	42,165
* #	Marlin Business Services, Inc.	2,000	19,040
#	Marsh & McLennan Companies, Inc.	48,561	1,236,849
	Marshall & Ilsley Corp.	52,213	1,211,342
	MASSBANK Corp.	850	33,150
#	Mastercard, Inc.	5,400	1,026,000
	Mayflower Bancorp, Inc.	210	2,336
#	MB Financial, Inc.	10,013	288,074
#	MBT Financial Corp.	4,798	40,543
	MCG Capital Corp.	10,800	129,600
*	Meadowbrook Insurance Group, Inc.	10,678	84,997
	Medallion Financial Corp.	5,600	55,496
#	Mercantile Bancorp, Inc.	1,850	33,670
	Mercantile Bank Corp.	960	12,960
	Mercer Insurance Group, Inc.	2,035	35,816
	Merchants Bancshares, Inc.	1,283	29,586
	Mercury General Corp.	15,200	693,120
	Merrill Lynch & Co., Inc.	80,334	3,981,353
	Meta Financial Group, Inc.	354	9,537
	MetLife, Inc.	69,745	4,063,344
	MetroCorp Bancshares, Inc.	1,964	26,494
	MFB Corp.	200	7,008
	MicroFinancial, Inc.	2,809	15,169
	Mid Penn Bancorp, Inc.	430	10,965

25

	Midland Co.	3,231	$208,787
	MidSouth Bancorp, Inc.	922	20,376
#	Midwest Banc Holdings, Inc.	8,064	82,817
	MidWestOne Financial Group, Inc.	438	7,166
	Monroe Bancorp	885	12,417
	Moody’s Corp.	11,320	429,934
	Morgan Stanley	87,360	3,679,603
*	Move, Inc.	33,200	83,332
	MutualFirst Financial, Inc.	832	11,482
	Nara Bancorp, Inc.	7,790	85,378
* #	Nasdaq OMX Group, Inc.	21,275	883,125
	National City Corp.	51,676	819,581
#	National Financial Partners Corp.	10,910	259,331
#	National Interstate Corp.	2,736	75,295
#	National Penn Bancshares, Inc.	18,422	294,936
	National Security Group, Inc.	200	3,080
	National Western Life Insurance Co. Class A	500	89,075
	Nationwide Financial Services, Inc.	9,414	388,327
*	Navigators Group, Inc.	3,800	207,974
#	NBT Bancorp, Inc.	8,764	168,006
#	Nelnet, Inc. Class A	6,700	73,030
	New England Bancshares, Inc.	945	10,438
	New Hampshire Thrift Bancshares, Inc.	1,479	19,449
	New Westfield Financial, Inc.	8,188	82,044
#	New York Community Bancorp, Inc.	68,128	1,112,530
	NewAlliance Bancshares, Inc.	32,938	374,834
	NewBridge Bancorp	2,376	22,905
*	Newtek Business Services, Inc.	2,880	3,110
*	NexCen Brands, Inc.	8,000	31,520
*	Nexity Financial Corp.	100	758
	North Central Bancshares, Inc.	200	6,716
*	North Pointe Holdings Corp.	200	3,118
	North Valley Bancorp	1,261	16,280
	Northeast Bancorp	200	3,048
	Northeast Community Bancorp, Inc.	2,056	24,158
	Northern Trust Corp.	17,613	1,191,167
	Northrim Bancorp, Inc.	1,550	33,387
#	Northwest Bancorp, Inc.	11,918	314,754
	Norwood Financial Corp.	340	10,720
	NYMAGIC, Inc.	2,000	48,280
	NYSE Euronext	17,200	1,129,524
	OceanFirst Financial Corp.	3,297	53,214
	Odyssey Re Holdings Corp.	11,330	409,919
	Ohio Valley Banc Corp.	662	16,550
#	Old National Bancorp	19,030	295,346
	Old Republic International Corp.	64,396	883,513
	Old Second Bancorp, Inc.	3,265	84,106
	Omega Financial Corp.	2,658	73,122
	optionsXpress Holding, Inc.	6,100	141,276
	PAB Bankshares, Inc.	1,680	19,858
#	Pacific Capital Bancorp	13,300	278,635
	Pacific Continental Corp.	2,756	36,958

26

	Pacific Mercantile Bancorp	1,900	$18,601
*	Pacific Premier Bancorp, Inc.	670	5,454
*	Pacific State Bancorp	500	6,470
	Pamrapo Bancorp, Inc.	800	13,352
	Park Bancorp, Inc.	153	3,097
#	Park National Corp.	3,908	236,434
	Parkvale Financial Corp.	1,099	30,519
	Patriot Capital Funding, Inc.	4,622	48,346
#	Peapack-Gladstone Financial Corp.	1,372	35,219
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	6,389	36,737
	Penns Woods Bancorp, Inc.	699	21,704
*	Pennsylvania Commerce Bancorp, Inc.	1,236	32,742
	Peoples Bancorp of Indiana	470	7,120
	Peoples Bancorp of North Carolina	966	12,365
	Peoples Bancorp, Inc.	3,400	73,848
	Peoples Community Bancorp	1,000	6,990
	People’s United Financial, Inc.	43,290	729,869
*	Philadelphia Consolidated Holding Corp.	19,231	652,316
* #	Pico Holdings, Inc.	5,400	184,572
	Pinnacle Bancshares, Inc.	200	2,200
*	Pinnacle Financial Partners, Inc.	6,785	155,648
*	Piper Jaffray Companies, Inc.	200	7,746
*	PMA Capital Corp. Class A	7,202	59,056
	PNC Financial Services Group, Inc.	22,176	1,362,272
#	Portfolio Recovery Associates, Inc.	2,500	91,300
#	Preferred Bank	1,600	29,312
	Premier Financial Bancorp, Inc.	600	7,362
	Presidential Life Corp.	700	11,732
	Princeton National Bancorp, Inc.	746	20,291
	Principal Financial Group, Inc.	24,820	1,370,809
#	PrivateBancorp, Inc.	4,500	135,405
* #	ProAssurance Corp.	7,400	393,458
	ProCentury Corp.	4,290	78,721
	Progressive Corp.	138,480	2,538,338
#	Prosperity Bancshares, Inc.	13,434	354,658
	Protective Life Corp.	19,600	756,364
	Providence Community Bancshares, Inc.	200	3,630
	Provident Bankshares Corp.	6,210	79,053
	Provident Financial Holdings, Inc.	1,135	19,182
	Provident Financial Services, Inc.	17,320	207,667
#	Provident New York Bancorp	11,900	156,009
	Prudential Financial, Inc.	42,250	3,082,983
	PSB Holdings, Inc.	1,100	9,900
	Pulaski Financial Corp.	1,699	18,706
#	QC Holdings, Inc.	6,181	50,746
#	Radian Group, Inc.	6,610	47,063
	Rainier Pacific Financial Group, Inc.	1,507	20,450
#	Raymond James Financial, Inc.	33,583	754,610
#	Regions Financial Corp.	39,516	837,739
	Reinsurance Group of America, Inc.	17,400	951,954
	Renasant Corp.	6,027	126,929

27

	Republic Bancorp, Inc. Class A	4,398	$71,951
*	Republic First Bancorp, Inc.	1,166	7,229
	Resource America, Inc.	5,258	62,833
*	Rewards Network, Inc.	6,555	30,153
	Riverview Bancorp, Inc.	2,680	28,676
#	RLI Corp.	5,857	305,911
#	Rockville Financial, Inc.	3,111	35,310
	Rome Bancorp, Inc.	1,500	17,640
#	Royal Bancshares of Pennsylvania, Inc. Class A	1,587	21,186
*	Royal Bank of Canada	971	48,697
	Rurban Financial Corp.	749	8,389
	S&T Bancorp, Inc.	5,762	163,353
#	S.Y. Bancorp, Inc.	3,951	86,803
	SAFECO Corp.	18,920	875,239
	Safety Insurance Group, Inc.	4,900	181,741
	Salisbury Bancorp, Inc.	300	9,165
#	Sanders Morris Harris Group, Inc.	4,904	43,793
	Sandy Spring Bancorp, Inc.	4,309	117,248
	SCBT Financial Corp.	2,560	76,570
	Schwab (Charles) Corp.	61,101	1,198,191
*	SCPIE Holdings, Inc.	1,870	51,238
*	Seabright Insurance Holdings	6,122	91,218
#	Seacoast Banking Corp. of Florida	3,161	31,610
#	Security Bank Corp.	3,302	22,388
*	Security National Financial Corp. Class A	772	2,702
	SEI Investments Co.	16,436	411,064
	Selective Insurance Group, Inc.	10,900	258,984
	Shore Bancshares, Inc.	433	9,110
	Shore Financial Corp.	320	5,853
	SI Financial Group, Inc.	1,100	10,604
	Siebert Financial Corp.	3,562	11,719
#	Sierra Bancorp	2,826	63,218
*	Signature Bank	5,878	155,767
	Simmons First National Corp. Class A	4,011	102,481
*	SLM Corp.	10,930	214,337
	Smithtown Bancorp, Inc.	340	7,021
	Somerset Hills Bancorp	933	10,459
	South Financial Group, Inc.	14,200	204,906
#	South Street Financial Corp.	600	4,095
*	Southcoast Financial Corp.	1,091	14,783
	Southern Community Financial Corp.	3,625	26,716
*	Southern Connecticut Bancorp, Inc.	400	2,880
*	Southern First Bancshares, Inc.	406	5,989
	Southside Bancshares, Inc.	4,222	87,691
	Southwest Bancorp, Inc.	4,004	64,825
	Southwest Georgia Financial Corp.	300	5,361
	Sovereign Bancorp, Inc.	58,303	643,082
	StanCorp Financial Group, Inc.	13,000	638,170
	State Auto Financial Corp.	12,432	337,404
	State Bancorp, Inc.	2,898	37,587
	State Street Corp.	24,488	1,923,532
	StellarOne Corp.	4,661	80,647

28

	Sterling Bancorp	5,478	$77,130
	Sterling Bancshares, Inc.	15,465	143,979
	Sterling Financial Corp.	10,047	149,600
#	Sterling Financial Corp. (PA)	4,976	83,248
#	Stewart Information Services Corp.	3,400	101,218
* #	Stifel Financial Corp.	3,900	170,001
* #	Stratus Properties, Inc.	1,854	54,359
	Student Loan Corp.	4,173	461,117
	Suffolk Bancorp	1,274	38,054
* #	Sun American Bancorp	787	3,793
*	Sun Bancorp, Inc.	6,427	82,009
	SunTrust Banks, Inc.	33,248	1,932,706
* #	Superior Bancorp	4,321	22,556
	Susquehanna Bancshares, Inc.	14,929	296,938
	Sussex Bancorp	300	3,677
*	SVB Financial Group	6,800	308,040
	SWS Group, Inc.	8,200	93,398
	Synovus Financial Corp.	46,600	537,298
#	T. Rowe Price Group, Inc.	18,763	948,094
	Taylor Capital Group, Inc.	3,200	52,160
	TCF Financial Corp.	20,900	388,949
* #	TD Ameritrade Holding Corp.	35,000	640,500
	Team Financial, Inc.	400	5,516
	Teche Holding Co.	100	3,625
* #	Tejon Ranch Co.	3,700	130,980
#	Temecula Valley Bancorp, Inc.	1,218	12,424
*	Texas Capital Bancshares, Inc.	7,542	112,828
	TF Financial Corp.	600	14,100
*	The Bancorp, Inc.	1,800	20,592
#	The Colonial BancGroup, Inc.	31,683	382,731
	The Goldman Sachs Group, Inc.	26,253	4,453,296
*	The Intergroup Corp.	200	3,551
	The Phoenix Companies, Inc.	1,300	14,794
	The Savannah Bancorp, Inc.	930	14,657
#	The St. Joe Corp.	5,902	226,932
	The Travelers Companies, Inc.	54,680	2,537,699
#	The Wilber Corp.	1,225	11,025
*	Thomas Weisel Partners Group, Inc.	7,500	66,000
	TIB Financial Corp.	1,700	11,832
	TierOne Corp.	2,296	33,751
	Timberland Bancorp, Inc.	1,600	20,352
#	Tompkins Financial Corp.	2,371	104,443
	Torchmark Corp.	18,310	1,103,361
	Tower Financial Corp.	350	4,025
	Tower Group, Inc.	5,100	144,891
*	Tradestation Group, Inc.	9,600	92,160
	Transatlantic Holdings, Inc.	13,198	889,545
	Trico Bancshares	3,322	56,042
#	TrustCo Bank Corp. (NY)	16,605	143,633
#	Trustmark Corp.	17,198	339,832
	U.S. Bancorp	72,240	2,313,125
	UCBH Holdings, Inc.	25,794	291,214

29

	UMB Financial Corp.	11,700	$447,876
#	Umpqua Holdings Corp.	17,654	250,157
*	Unico American Corp.	100	950
	Union Bankshares Corp.	3,749	65,570
	Union Bankshares, Inc.	561	10,872
	UnionBanCal Corp.	27,640	1,287,195
	United Bancshares, Inc.	492	6,647
	United Bankshares, Inc.	9,035	237,349
*	United Capital Corp.	1,578	37,478
#	United Community Banks, Inc.	12,000	170,880
#	United Community Financial Corp.	2,397	13,303
	United Financial Bancorp, Inc.	4,606	52,923
	United Fire & Casualty Co.	6,900	237,015
* #	United PanAm Financial Corp.	2,900	11,310
#	United Security Bancshares (CA)	1,336	17,902
	United Western Bancorp, Inc.	2,004	37,635
	Unitrin, Inc.	18,100	644,360
	Unity Bancorp, Inc.	603	4,878
*	Universal American Corp.	15,420	264,916
*	Universal Insurance Holdings, Inc.	200	1,178
#	Univest Corporation of Pennsylvania	3,392	69,434
	Unum Group	75,790	1,736,349
#	Valley National Bancorp	32,063	598,937
#	Vineyard National Bancorp Co.	2,597	23,399
*	Virginia Commerce Bancorp, Inc.	3,135	31,601
	W. R. Berkley Corp.	36,549	1,052,246
#	Wachovia Corp.	112,711	3,451,211
	Waddell & Reed Financial, Inc.	11,000	344,740
	Wainwright Bank & Trust Co.	1,546	19,340
	Washington Banking Co.	1,310	19,152
	Washington Federal, Inc.	23,531	534,154
	Washington Trust Bancorp, Inc.	3,548	82,030
* #	Wauwatosa Holdings, Inc.	8,371	98,443
	Wayne Savings Bancshares, Inc.	275	2,855
	Webster Financial Corp.	14,684	410,711
	Wells Fargo & Co.	286,535	8,375,418
	Wesbanco, Inc.	4,257	99,146
	Wesco Financial Corp.	1,163	452,407
	West Bancorporation	2,830	36,111
	West Coast Bancorp	3,003	45,045
#	Westamerica Bancorporation	6,304	298,368
* #	Western Alliance Bancorp	5,000	59,900
	Westwood Holdings Group, Inc.	500	17,730
	Whitney Holding Corp.	13,500	324,135
	Willow Financial Bancorp, Inc.	3,798	31,106
	Wilmington Trust Corp.	18,800	579,040
	Wilshire Bancorp, Inc.	8,573	60,697
*	Wilshire Enterprises, Inc.	100	300
	Wintrust Financial Corp.	6,900	232,875
* #	World Acceptance Corp.	2,628	79,839
	WSB Holdings, Inc.	786	4,158
	WVS Financial Corp.	300	4,938

30

	Yadkin Valley Financial Corp.	501	$7,144
	Zenith National Insurance Corp.	7,764	264,597
	Zions Bancorporation	15,460	738,215
* #	ZipRealty, Inc.	4,600	26,082
Total Financials			229,452,999

Health Care — (9.7%)
*	Abaxis, Inc.	3,300	96,162
	Abbott Laboratories	90,405	4,841,188
* #	Abiomed, Inc.	7,033	100,572
*	Abraxis Bioscience, Inc.	2,755	167,972
* #	Acadia Pharmaceuticals, Inc.	5,900	58,528
*	Accelrys, Inc.	8,474	49,064
* #	Accentia Biopharmaceuticals, Inc.	4,200	10,962
* #	Achillion Pharmaceuticals, Inc.	2,700	13,851
* #	Acusphere, Inc.	3,000	1,890
* #	Adolor Corp.	14,400	65,808
* #	Advanced Life Sciences Holdings, Inc.	7,400	6,956
* #	Advanced Medical Optics, Inc.	11,800	269,984
* #	ADVENTRX Pharmaceuticals, Inc.	10,200	6,528
	Aetna, Inc.	36,200	1,795,520
* #	Affymetrix, Inc.	10,800	207,144
*	Air Methods Corp.	2,800	115,136
* #	Akorn, Inc.	10,281	65,387
* #	Albany Molecular Research, Inc.	5,500	61,215
*	Alexion Pharmaceuticals, Inc.	3,900	236,379
*	Alexza Pharmaceuticals, Inc.	6,600	41,712
* #	Align Technology, Inc.	4,900	60,515
*	Alkermes, Inc.	12,387	160,288
	Allergan, Inc.	14,500	858,835
*	Alliance Imaging, Inc.	10,800	106,056
*	Allied Healthcare International, Inc.	9,275	18,921
*	Allied Healthcare Products, Inc.	900	6,408
*	Allion Healthcare, Inc.	4,127	24,349
* #	Allos Therapeutics, Inc.	8,600	48,074
* #	Allscripts Healthcare Solutions, Inc.	8,436	90,012
*	Almost Family, Inc.	622	13,329
* #	Alnylam Pharmaceuticals, Inc.	4,200	119,280
#	Alpharma, Inc. Class A	11,510	289,822
* #	Amag Pharmaceuticals, Inc.	1,255	54,931
*	Amedisys, Inc.	5,734	245,301
*	America Services Group, Inc.	1,900	13,756
*	American Dental Partners, Inc.	2,847	27,246
* #	American Medical Systems Holdings, Inc.	14,215	207,397
	American Shared Hospital Services	508	1,321
*	AMERIGROUP Corp.	10,600	381,600
	AmerisourceBergen Corp.	29,560	1,233,243
*	Amgen, Inc.	41,275	1,878,838
*	AMICAS, Inc.	13,398	35,103
*	AMN Healthcare Services, Inc.	8,700	140,853
* #	Amsurg Corp.	9,100	219,219
* #	Amylin Pharmaceuticals, Inc.	8,600	227,642

31

	Analogic Corp.	3,081	$180,269
*	Anesiva, Inc.	5,200	24,752
*	AngioDynamics, Inc.	6,968	115,529
*	Anika Therapeutics, Inc.	2,670	32,120
* #	Antigenics, Inc.	6,699	15,073
*	AP Pharma, Inc.	57	79
* #	APP Pharmaceuticals, Inc.	45,559	512,083
	Applera Corp. - Applied Biosystems Group	10,170	342,831
*	Applera Corp. - Celera Group	12,710	176,161
*	Apria Healthcare Group, Inc.	12,300	267,033
*	Aradigm Corp.	500	655
* #	Arena Pharmaceuticals, Inc.	11,100	75,258
* #	Ariad Pharmaceuticals, Inc.	4,400	14,740
* #	Arqule, Inc.	6,893	31,432
* #	Array BioPharma, Inc.	9,100	50,960
* #	Arrhythmia Research Technology, Inc.	200	1,390
* #	Arthrocare Corp.	6,100	244,915
* #	Aspect Medical Systems, Inc.	1,400	17,458
*	AtheroGenics, Inc.	2,100	1,848
*	AtriCure, Inc.	1,400	16,660
	Atrion Corp.	300	30,600
* #	ATS Medical, Inc.	1,700	3,060
*	Avalon Pharmaceuticals, Inc.	1,800	3,996
* #	AVANIR Pharmaceuticals Class A	4,700	5,687
* #	AVI BioPharma, Inc.	3,800	5,168
*	Avigen, Inc.	4,451	14,733
	Bard (C.R.), Inc.	6,300	597,177
*	Barr Laboratories, Inc.	10,440	492,246
* #	Barrier Therapeutics, Inc.	4,000	14,600
	Baxter International, Inc.	32,588	1,923,344
	Beckman Coulter, Inc.	9,336	630,180
	Becton Dickinson & Co.	11,059	999,955
* #	Bentley Pharmaceuticals, Inc.	3,400	50,422
*	Bioanalytical Systems, Inc.	400	2,456
* #	BioCryst Pharmaceuticals, Inc.	3,700	14,726
*	Biogen Idec, Inc.	21,650	1,263,494
*	Bio-Imaging Technologies, Inc.	2,100	17,073
*	BioLase Technology, Inc.	1,000	3,510
*	BioMarin Pharmaceutical, Inc.	7,994	304,092
*	BioMimetic Therapeutics, Inc.	4,016	55,180
*	Bio-Rad Laboratories, Inc. Class A	4,000	377,760
*	Bio-Rad Laboratories, Inc. Class B	388	36,666
*	Bio-Reference Laboratories, Inc.	3,000	82,950
*	BioSante Pharmaceuticals, Inc.	700	2,415
*	BioScrip, Inc.	10,925	76,803
*	BioSphere Medical, Inc.	1,575	6,143
*	Boston Scientific Corp.	41,050	516,820
* #	Bovie Medical Corp.	900	5,328
	Bristol-Myers Squibb Co.	118,708	2,683,988
#	Brookdale Senior Living, Inc.	14,400	375,696
*	Bruker Corp.	16,967	231,939
* #	BSD Medical Corp.	2,100	11,424

32

*	Caliper Life Sciences, Inc.	15,612	$65,102
	Cambrex Corp.	4,200	36,666
*	Candela Corp.	2,000	9,140
*	Cantel Medical Corp.	5,400	59,508
*	Capital Senior Living Corp.	8,460	63,788
*	Caraco Pharmaceutical Laboratories, Ltd.	2,200	36,146
*	Cardiac Science Corp.	5,250	48,773
	Cardinal Health, Inc.	16,938	1,001,713
*	Cardiotech International, Inc.	200	138
* #	Celgene Corp.	22,983	1,295,552
* #	Cell Genesys, Inc.	7,600	17,936
* #	Cell Therapeutics, Inc.	200	266
*	Celsion Corp.	1,200	7,368
*	Centene Corp.	7,100	127,232
* #	Cephalon, Inc.	6,500	392,210
* #	Cepheid, Inc.	7,300	202,064
* #	Cerner Corp.	5,900	256,355
*	Cerus Corp.	5,700	35,625
*	Chad Therapeutics, Inc.	200	62
*	Charles River Laboratories International, Inc.	14,190	831,250
	Chemed Corp.	5,200	248,092
	Cigna Corp.	18,400	820,272
*	Clinical Data, Inc.	4,555	92,831
* #	Collagenex Pharmaceuticals, Inc.	2,900	47,328
* #	Columbia Laboratories, Inc.	4,190	10,266
* #	Combinatorx, Inc.	7,724	37,925
* #	Community Health Systems, Inc.	27,161	843,892
	Computer Programs & Systems, Inc.	500	11,135
* #	Conceptus, Inc.	3,500	59,710
*	Conmed Corp.	5,600	150,976
*	Continucare Corp.	18,700	42,075
	Cooper Companies, Inc.	10,900	372,671
*	Corvel Corp.	2,809	84,635
*	Covance, Inc.	8,500	717,485
*	Coventry Health Care, Inc.	20,102	1,042,691
* #	Critical Therapeutics, Inc.	13,232	14,423
*	Criticare Systems, Inc.	900	4,500
*	Cross Country Healthcare, Inc.	6,500	70,590
*	CryoLife, Inc.	2,300	21,643
* #	Cubist Pharmaceuticals, Inc.	4,200	76,440
*	CuraGen Corp.	4,200	3,066
*	Curis, Inc.	600	870
*	Cutera, Inc.	1,800	22,824
* #	CV Therapeutics, Inc.	9,500	55,480
* #	Cyberonics, Inc.	1,600	20,640
*	Cyclacel Pharmaceuticals, Inc.	4,923	20,430
* #	Cynosure, Inc. Class A	1,300	31,109
* #	Cypress Bioscience, Inc.	10,000	80,000
* #	Cytogen Corp.	1,600	816
*	Cytokinetics, Inc.	450	1,517
*	Cytomedix, Inc.	900	1,530
*	Cytori Therapeutics, Inc.	2,800	17,892

33

	Datascope Corp.	4,640	$161,472
*	DaVita, Inc.	13,600	674,968
*	Daxor Corp.	1,200	12,420
* #	Dendreon Corp.	10,700	56,496
	Dentsply International, Inc.	10,704	417,884
* #	DepoMed, Inc.	3,400	11,560
* #	Dexcom, Inc.	2,300	16,951
*	Dialysis Corporation of America	2,000	16,660
*	Digirad Corp.	4,310	12,413
* #	Dionex Corp.	2,400	177,168
* #	Discovery Laboratories, Inc.	4,800	9,984
* #	Durect Corp.	4,444	22,087
* #	DUSA Pharmaceuticals, Inc.	700	1,351
* #	Dyadic International, Inc.	2,300	644
*	Dyax Corp.	12,000	52,200
* #	Dynavax Technologies Corp.	3,400	21,148
*	Eclipsys Corp.	5,201	111,041
*	Edwards Lifesciences Corp.	11,300	492,793
	Eli Lilly & Co.	68,044	3,403,561
* #	Elite Pharmaceuticals, Inc.	1,000	1,550
* #	Emeritus Corp.	2,991	66,221
*	Emisphere Technologies, Inc.	5,429	9,881
* #	Encysive Pharmaceuticals, Inc.	2,400	5,520
*	Endo Pharmaceuticals Holdings, Inc.	7,400	194,324
*	Endologix, Inc.	10,230	32,327
* #	Enzo Biochem, Inc.	5,700	53,694
* #	Enzon Pharmaceuticals, Inc.	9,600	82,464
* #	EPIX Pharmaceuticals, Inc.	4,366	13,316
*	eResearch Technology, Inc.	10,378	124,121
*	etrials Worldwide, Inc.	1,100	2,805
* #	ev3, Inc.	21,898	193,578
* #	Exact Sciences Corp.	2,400	4,704
*	Exactech, Inc.	2,500	65,625
*	Exelixis, Inc.	8,300	52,954
*	Express Scripts, Inc.	16,600	981,060
*	E-Z-EM, Inc.	2,553	53,077
*	Farville, Inc.	4,400	8,404
*	Five Star Quality Care, Inc.	6,800	48,756
*	Forest Laboratories, Inc.	12,071	480,064
*	Genentech, Inc.	62,248	4,715,286
* #	Genitope Corp.	8,616	5,773
*	Genomic Health, Inc.	2,600	49,582
*	Gen-Probe, Inc.	11,500	549,815
*	Gentiva Health Services, Inc.	8,065	173,881
* #	GenVec, Inc.	3,700	4,218
*	Genzyme Corp.	14,810	1,050,325
* #	Geron Corp.	20,175	99,261
*	Gilead Sciences, Inc.	54,480	2,577,994
*	Greatbatch, Inc.	5,000	106,850
*	Haemonetics Corp.	4,900	284,690
* #	Halozyme Therapeutics, Inc.	5,300	29,150
* #	Hana Biosciences, Inc.	1,300	1,001

34

*	Hanger Orthopedic Group, Inc.	4,600	$53,314
*	Harvard Bioscience, Inc.	7,727	35,467
*	Health Grades, Inc.	2,100	11,466
	Health Management Associates, Inc.	35,800	191,530
*	Health Net, Inc.	10,740	471,916
*	HealthExtras, Inc.	8,200	225,910
* #	HEALTHSOUTH Corp.	17,100	274,968
*	Healthspring, Inc.	13,600	238,680
*	HealthStream, Inc.	3,880	11,718
*	HealthTronics, Inc.	11,300	41,245
*	Healthways, Inc.	4,800	164,880
* #	Hemispherx Biopharma, Inc.	850	706
*	Henry Schein, Inc.	8,600	514,452
	Hillenbrand Indutries, Inc.	10,100	529,947
* #	Hi-Tech Pharmacal Co., Inc.	3,700	41,218
* #	Hlth Corp.	38,200	452,288
* #	HMS Holdings Corp.	3,100	84,816
* #	Hollis-Eden Pharmaceuticals, Inc.	2,500	4,725
*	Hologic, Inc.	15,848	955,793
	Hooper Holmes, Inc.	10,000	6,500
*	Hospira, Inc.	9,555	406,661
*	Human Genome Sciences, Inc.	10,628	62,811
*	Humana, Inc.	16,410	1,121,295
* #	Hythiam, Inc.	3,367	10,303
*	ICU Medical, Inc.	3,700	99,308
*	Idenix Pharmaceuticals, Inc.	9,747	52,926
* #	Idera Pharmaceuticals, Inc.	1,200	12,264
*	IDEXX Laboratories, Inc.	7,900	438,213
* #	IDM Pharma, Inc.	1,204	2,649
* #	I-Flow Corp.	5,310	74,818
* #	Illumina, Inc.	4,601	333,158
* #	ImClone Systems, Inc.	14,100	634,641
*	Immtech International, Inc.	2,100	1,680
*	Immucor, Inc.	4,350	129,630
* #	Immunicon Corp.	2,600	2,808
* #	ImmunoGen, Inc.	9,486	28,173
* #	Immunomedics, Inc.	8,500	20,995
*	Implant Sciences Corp.	1,200	1,800
	IMS Health, Inc.	17,900	402,929
* #	Incyte Corp.	18,500	183,335
* #	Indevus Pharmaceuticals, Inc.	8,379	41,560
*	Infinity Pharmaceuticals, Inc.	2,775	20,813
*	Inhibitex, Inc.	100	81
* #	Inovio Biomedical Corp.	5,300	4,876
*	Inspire Pharmaceuticals, Inc.	5,400	24,246
* #	Integra LifeSciences Holdings	4,028	166,920
*	IntegraMed America, Inc.	2,470	25,046
* #	Interleukin Genetics, Inc.	3,515	5,167
* #	InterMune, Inc.	8,600	121,088
* #	Interpharm Holdings, Inc.	526	87
* #	Introgen Therapeutics, Inc.	3,500	10,045
* #	Intuitive Surgical, Inc.	3,100	873,952

35

#	Invacare Corp.	8,900	$222,144
*	Inventiv Health, Inc.	6,300	200,340
*	Inverness Medical Innovations, Inc.	8,799	260,186
*	Invitrogen Corp.	9,300	785,757
*	Iridex Corp.	1,100	3,520
*	IRIS International, Inc.	4,100	46,207
* #	Isis Pharmaceuticals, Inc.	5,697	82,037
* #	Isolagen, Inc.	4,910	3,044
* #	Ista Pharmaceuticals, Inc.	5,600	23,464
* #	I-Trax, Inc.	5,900	23,600
* #	Javelin Pharmaceuticals, Inc.	3,432	9,918
	Johnson & Johnson	166,466	10,314,233
* #	Kendle International, Inc.	2,900	129,949
*	Kensey Nash Corp.	1,500	40,725
* #	Keryx Biopharmaceuticals, Inc.	9,300	53,475
	Kewaunee Scientific Corp.	300	5,307
*	Kindred Healthcare, Inc.	7,900	166,611
* #	Kinetic Concepts, Inc.	5,300	272,367
*	King Pharmaceuticals, Inc.	38,200	404,920
* #	Kosan Biosciences, Inc.	5,221	10,390
* #	K-V Pharmaceutical Co. Class A	8,192	205,783
*	K-V Pharmaceutical Co. Class B	2,491	62,275
* #	La Jolla Pharmaceutical Co.	4,800	11,952
*	Laboratory Corp. of America Holdings	11,400	881,334
	Landauer, Inc.	670	32,026
*	Langer, Inc.	1,300	2,652
*	Lannet Co., Inc.	4,554	13,662
#	LCA-Vision, Inc.	1,557	21,455
*	Lexicon Pharmaceuticals, Inc.	30,949	57,565
*	LHC Group, Inc.	2,300	39,100
*	Lifecell Corp.	4,200	169,470
*	Lifecore Biomedical, Inc.	1,900	31,977
* #	LifePoint Hospitals, Inc.	9,917	248,520
*	Lincare Holdings, Inc.	17,010	552,825
*	Lipid Sciences, Inc.	200	102
* #	Luminex Corp.	5,600	97,496
*	Magellan Health Services, Inc.	9,200	398,636
*	Magyar Bancorp, Inc.	100	1,062
* #	Mannkind Corp.	21,400	151,298
* #	Martek Biosciences Corp.	9,600	275,136
*	Matria Healthcare, Inc.	4,600	115,552
* #	Matrixx Initiatives, Inc.	1,800	26,100
*	Maxygen, Inc.	5,455	35,021
	McKesson Corp.	14,971	879,696
*	Medarex, Inc.	19,873	184,819
*	MedCath Corp.	6,300	131,355
*	Medco Health Solutions, Inc.	35,160	1,557,940
*	Medical Action Industries, Inc.	2,150	40,463
*	Medical Staffing Network Holdings, Inc.	5,335	29,609
	Medicis Pharmaceutical Corp. Class A	16,400	336,364
*	MEDTOX Scientific, Inc.	1,200	19,188
	Medtronic, Inc.	62,772	3,098,426

36

*	Memory Pharmaceuticals Corp.	2,975	$1,904
*	Memry Corp.	1,000	1,300
#	Mentor Corp.	6,400	189,824
	Merck & Co., Inc.	128,568	5,695,562
* #	Merge Technologies, Inc.	7,100	3,763
	Meridian Bioscience, Inc.	5,050	173,064
*	Merit Medical Systems, Inc.	6,995	110,871
*	Metabasis Therapeutics, Inc.	3,906	7,500
*	Metropolitan Health Networks, Inc.	3,833	9,046
*	Micromet, Inc.	2,530	3,517
* #	Micrus Endovascular Corp.	2,500	35,375
* #	MiddleBrook Pharmaceuticals, Inc.	2,202	9,292
*	Millennium Pharmaceuticals, Inc.	62,295	871,507
* #	Millipore Corp.	7,100	496,290
*	Minrad International, Inc.	5,915	13,782
* #	Molina Healthcare, Inc.	8,300	262,695
* #	Monogram Biosciences, Inc.	6,700	9,782
*	MTS Medication Technologies	600	7,470
*	MWI Veterinary Supply, Inc.	2,300	80,109
* #	Myriad Genetics, Inc.	5,270	195,095
* #	Nabi Biopharmaceuticals	11,800	45,666
* #	Nastech Pharmaceutical Co., Inc.	2,000	4,620
*	National Dentex Corp.	1,076	15,053
	National Healthcare Corp.	2,724	127,102
* #	National Medical Health Card Systems, Inc.	800	8,352
	National Research Corp.	976	25,337
*	Natus Medical, Inc.	4,776	90,696
* #	Nektar Therapeutics	4,900	34,055
*	Neogen Corp.	3,186	85,990
* #	Neopharm, Inc.	500	305
* #	Neose Technologies, Inc.	2,900	1,511
* #	Neurocrine Biosciences, Inc.	8,400	42,084
* #	Neurogen Corp.	4,800	7,632
* #	Neurometric, Inc.	3,000	7,290
*	NitroMed, Inc.	2,000	2,220
*	NMT Medical, Inc.	1,600	6,384
*	North American Scientific, Inc.	171	67
* #	Northfield Laboratories, Inc.	1,700	1,768
* #	Northstar Neuroscience, Inc.	6,000	9,420
*	Novacea, Inc.	3,800	10,336
* #	NovaMed, Inc.	7,800	31,278
* #	Novavax, Inc.	10,672	29,882
* #	Noven Pharmaceuticals, Inc.	3,300	44,748
* #	NPS Pharmaceuticals, Inc.	8,301	32,872
*	Nutraceutical International Corp.	3,600	45,864
*	NuVasive, Inc.	4,700	181,138
*	Nuvelo, Inc.	3,400	5,678
*	NxStage Medical, Inc.	4,900	29,008
*	Odyssey Healthcare, Inc.	9,716	84,918
#	Omnicare, Inc.	11,500	241,270
*	Omnicell, Inc.	7,300	138,700
*	Omrix Biopharmaceuticals, Inc.	3,400	82,110

37

* #	Onyx Pharmaceuticals, Inc.	11,900	$325,108
*	OraSure Technologies, Inc.	7,300	52,122
*	Orchid Cellmark, Inc.	4,900	22,491
* #	Ore Pharmaceuticals, Inc.	4,177	2,819
*	Orthologic Corp.	1,400	1,470
*	Oscient Pharmaceuticals Corp.	1,400	2,842
*	OSI Pharmaceuticals, Inc.	7,500	269,625
*	Osteotech, Inc.	3,900	17,043
	Owens & Minor, Inc.	6,700	287,899
*	Oxigene, Inc.	2,700	5,130
* #	Pain Therapeutics, Inc.	9,200	77,556
* #	Palatin Technologies, Inc.	5,500	2,090
* #	Palomar Medical Technologies, Inc.	1,800	23,958
*	Panacos Pharmaceuticals, Inc.	1,900	1,311
*	Par Pharmaceutical Companies, Inc.	9,985	176,635
* #	Parexel International Corp.	5,500	302,225
*	Patterson Companies, Inc.	12,100	425,920
*	PDI, Inc.	3,100	24,397
*	PDL BioPharma, Inc.	24,067	384,591
*	Pediatrix Medical Group, Inc.	7,500	495,075
* #	Penwest Pharmaceuticals Co.	1,000	3,080
#	PerkinElmer, Inc.	31,614	784,659
	Perrigo Co.	18,077	604,133
	Pfizer, Inc.	460,580	10,261,722
	Pharmaceutical Products Development Service, Inc.	10,400	468,728
*	Pharmacopia, Inc.	3,300	12,144
* #	Pharmacyclics, Inc.	1,900	2,204
* #	Pharmanet Development Group, Inc.	4,100	118,203
* #	PharMerica Corp.	5,214	76,750
*	Pharmion Corp.	5,600	400,904
*	Phase Forward, Inc.	8,900	141,777
*	PHC, Inc.	1,700	4,607
*	Pipex Pharmaceuticals, Inc.	1,700	2,040
*	Possis Medical, Inc.	2,617	50,822
* #	Pozen, Inc.	1,900	23,161
* #	Progenics Pharmaceuticals, Inc.	2,200	33,660
*	Prospect Medical Holdings, Inc.	1,100	4,048
*	Providence Service Corp.	3,100	87,389
* #	ProxyMed, Inc.	1,683	3,181
*	PSS World Medical, Inc.	8,236	144,130
	Psychemedics Corp.	200	3,300
*	Psychiatric Solutions, Inc.	14,250	403,133
*	QuadraMed Corp.	6,404	12,488
#	Quest Diagnostics, Inc.	25,100	1,196,517
*	Questcor Pharmaceuticals, Inc.	8,245	37,103
*	Quidel Corp.	4,200	69,006
* #	Quigley Corp.	800	4,240
* #	RadNet, Inc.	350	2,839
*	Regeneron Pharmaceuticals, Inc.	4,700	92,919
* #	RegeneRx Biopharmaceuticals, Inc.	1,000	1,000
*	RehabCare Group, Inc.	4,200	84,000

38

*	Renovis, Inc.	4,700	$11,139
*	Repligen Corp.	6,201	32,803
* #	Repros Therapeutics, Inc.	2,100	17,598
*	Res-Care, Inc.	6,156	132,600
*	ResMed, Inc.	11,700	473,733
*	Respironics, Inc.	11,818	776,206
*	Retractable Technologies, Inc.	3,000	4,500
* #	Rigel Pharmaceuticals, Inc.	4,700	93,154
* #	Rochester Medical Corp.	1,500	15,390
*	Rotech Healthcare, Inc.	1,808	814
*	RTI Biologics, Inc.	8,434	72,532
* #	Salix Pharmaceuticals, Ltd.	9,800	66,150
* #	Sangamo BioSciences, Inc.	5,000	58,500
*	Santarus, Inc.	4,100	7,380
* #	Savient Pharmaceuticals, Inc.	6,600	149,688
#	Schering-Plough Corp.	100,036	2,170,781
*	SciClone Pharmaceuticals, Inc.	14,200	28,400
* #	Sciele Pharma, Inc.	8,413	174,149
* #	SCOLR Pharma, Inc.	1,500	1,935
*	Seattle Genetics, Inc.	6,400	57,536
* #	Senomyx, Inc.	1,400	9,520
*	Sepracor, Inc.	5,310	114,006
*	Sequenom, Inc.	3,975	27,785
*	SeraCare Life Sciences, Inc.	259	1,360
* #	Sirona Dental Systems, Inc.	16,015	416,550
*	Somanetics Corp.	3,100	86,149
*	Somaxon Pharmaceuticals, Inc.	2,500	12,025
*	Sonic Innovations, Inc.	4,100	17,343
* #	SonoSite, Inc.	3,700	108,891
	Span-American Medical System, Inc.	471	5,822
*	Spectranetics Corp.	6,100	54,900
*	Spectrum Pharmaceuticals, Inc.	6,233	16,143
*	SRI/Surgical Express, Inc.	783	3,281
*	St. Jude Medical, Inc.	20,000	859,600
*	Staar Surgical Co.	1,600	3,712
* #	StemCells, Inc.	12,100	18,271
* #	Stereotaxis, Inc.	4,221	24,355
	Steris Corp.	16,224	399,435
*	Strategic Diagnostics, Inc.	3,536	15,346
	Stryker Corp.	18,771	1,222,180
*	Sun Healthcare Group, Inc.	8,325	122,711
*	Sunrise Senior Living, Inc.	8,600	235,468
* #	SuperGen, Inc.	8,900	24,475
* #	SurModics, Inc.	2,400	106,008
*	Symmetry Medical, Inc.	9,600	170,880
*	Synovis Life Technologies, Inc.	2,900	51,272
*	Targacept, Inc.	200	1,582
*	Techne Corp.	6,200	424,018
* #	Telik, Inc.	12,400	31,124
* #	Tenet Healthcare Corp.	61,100	293,891
* #	Tercica, Inc.	11,303	68,383
*	The Medicines Co.	11,400	219,564

39

*	Theragenics Corp.	7,000	$27,160
*	Theravance, Inc.	6,691	110,067
*	Thermo Fisher Scientific, Inc.	27,200	1,521,296
*	Third Wave Technologies, Inc.	4,200	33,474
*	Thoratec Corp.	15,200	220,552
* #	Titan Pharmaceuticals, Inc.	2,200	2,530
*	Torreypines Therapeutics, Inc.	2,700	5,157
* #	Trimeris, Inc.	5,302	31,865
*	TriZetto Group, Inc.	8,600	167,872
*	U.S. Physical Therapy, Inc.	2,000	26,500
* #	United Therapeutics Corp.	2,800	235,676
	UnitedHealth Group, Inc.	80,805	3,755,816
	Universal Health Services, Inc.	13,876	741,256
*	Urologix, Inc.	2,394	2,657
	Utah Medical Products, Inc.	592	17,707
#	Valeant Pharmaceuticals International	14,202	195,278
*	Vanda Pharmaceuticals, Inc.	1,200	5,472
* #	Varian Medical Systems, Inc.	7,800	409,110
*	Varian, Inc.	4,000	216,600
*	Vascular Solutions, Inc.	1,100	6,842
*	VCA Antech, Inc.	17,917	575,315
*	Vertex Pharmaceuticals, Inc.	13,800	241,500
* #	Vical, Inc.	8,310	31,661
* #	ViroPharma, Inc.	20,500	187,780
*	VistaCare, Inc.	2,400	20,568
* #	Vital Images, Inc.	4,800	76,128
	Vital Signs, Inc.	3,000	152,550
* #	Vivus, Inc.	4,400	25,784
*	Vnus Medical Technologies	2,700	50,463
*	Volcano Corp.	7,600	93,176
*	Waters Corp.	7,100	423,231
*	Watson Pharmaceuticals, Inc.	28,900	803,709
* #	WebMD Health Corp. Class A	1,900	52,934
*	WellPoint, Inc.	50,779	3,558,592
	West Pharmaceutical Services, Inc.	7,100	293,230
*	Wright Medical Group, Inc.	5,520	145,286
	Wyeth	87,995	3,838,342
* #	Xenoport, Inc.	2,000	102,340
	Young Innovations, Inc.	2,919	62,291
*	Zila, Inc.	3,500	1,960
*	Zimmer Holdings, Inc.	11,726	882,851
*	Zoll Medical Corp.	4,500	111,960
* #	Zymogenetics, Inc.	10,600	105,894
Total Health Care			144,102,530

Industrials — (10.9%)
* #	3-D Systems Corp.	4,799	69,394
	3M Co.	33,035	2,589,944
*	A. T. Cross Co. Class A	2,133	16,637
	A.O. Smith Corp.	3,700	134,791
	AAON, Inc.	3,732	61,615
* #	AAR Corp.	10,057	260,376

40

#	ABM Industries, Inc.	14,579	$289,539
*	ABX Air, Inc.	7,200	22,032
*	Acco Brands Corp.	8,200	113,734
*	Accuride Corp.	7,800	56,316
	Aceto Corp.	2,500	17,525
*	Active Power, Inc.	1,900	3,420
	Actuant Corp.	10,400	279,552
	Acuity Brands, Inc.	8,955	397,692
	Administaff, Inc.	4,971	122,585
*	Aerosonic Corp.	700	3,465
*	AGCO Corp.	17,846	1,157,492
*	AirNet Systems, Inc.	200	360
* #	Airtran Holdings, Inc.	23,700	171,114
	Alamo Group, Inc.	3,195	59,235
* #	Alaska Air Group, Inc.	11,800	287,920
	Albany International Corp. Class A	5,818	199,732
#	Alexander & Baldwin, Inc.	12,100	532,884
*	Alliant Techsystems, Inc.	4,450	466,983
* #	Allied Defense Group, Inc.	800	5,960
*	Allied Waste Industries, Inc.	78,502	811,711
* #	Amerco, Inc.	3,800	198,018
	American Ecology Corp.	3,900	97,149
*	American Reprographics Co.	3,100	50,158
	American Science & Engineering, Inc.	1,200	64,992
* #	American Superconductor Corp.	3,800	85,842
#	American Woodmark Corp.	2,600	49,348
	Ameron International Corp.	2,600	286,962
	Ametek, Inc.	14,200	604,778
	Ampco-Pittsburgh Corp.	2,044	77,386
* #	AMR Corp.	22,100	283,101
#	Amrep Corp.	1,900	70,680
	Angelica Corp.	3,080	50,974
*	APAC Customer Services, Inc.	5,470	6,072
	Apogee Enterprises, Inc.	3,700	56,943
* #	Applied Energetics, Inc.	14,300	33,605
	Applied Industrial Technologies, Inc.	2,100	58,044
	Applied Signal Technologies, Inc.	4,110	48,909
*	Argon ST, Inc.	6,600	107,250
#	Arkansas Best Corp.	5,700	152,247
*	Arotech Corp.	901	1,721
*	Astec Industries, Inc.	6,400	242,304
*	Astronics Corp.	887	17,518
*	Atlas Air Worldwide Holding, Inc.	4,700	237,820
*	Avalon Holding Corp. Class A	500	2,710
#	Avery Dennison Corp.	12,500	641,500
*	Avis Budget Group, Inc.	16,764	191,613
*	Axsys Technologies, Inc.	2,193	96,492
* #	AZZ, Inc.	1,800	63,756
	B.F. Goodrich Co.	15,510	918,657
#	Badger Meter, Inc.	1,384	52,827
*	Baker (Michael) Corp.	1,300	37,440
	Baldor Electric Co.	9,600	275,232

41

*	Baldwin Technology Co., Inc. Class A	2,900	$7,569
#	Barnes Group, Inc.	8,610	195,791
#	Barrett Business Services, Inc.	1,600	25,920
* #	BE Aerospace, Inc.	11,000	377,300
*	Beacon Roofing Supply, Inc.	1,700	14,552
	Belden, Inc.	12,069	474,312
*	Blount International, Inc.	9,300	110,949
#	BlueLinx Holdings, Inc.	7,100	38,624
	Boeing Co.	45,988	3,807,347
#	Bowne & Co., Inc.	900	11,943
	Brady Co. Class A	10,800	330,264
#	Briggs & Stratton Corp.	8,640	154,397
*	BTU International, Inc.	1,400	15,008
#	Bucyrus International, Inc.	7,925	791,549
* #	Builders FirstSource, Inc.	6,200	41,106
	Burlington Northern Santa Fe Corp.	30,045	2,637,350
#	C&D Technologies, Inc.	7,900	43,134
	C.H. Robinson Worldwide, Inc.	10,800	548,316
*	Cano Petroleum, Inc.	12,600	82,530
* #	Capstone Turbine Corp.	3,900	7,098
	Carlisle Companies, Inc.	12,700	463,931
#	Cascade Corp.	3,100	138,880
*	Casella Waste Systems, Inc. Class A	6,250	61,813
	Caterpillar, Inc.	38,526	2,786,586
* #	CBIZ, Inc.	12,400	110,360
	CDI Corp.	4,355	99,076
*	CECO Environmental Corp.	2,200	19,976
*	Celadon Group, Inc.	5,000	45,000
* #	Cenveo, Inc.	3,459	52,023
* #	Ceradyne, Inc.	4,300	133,773
	Champion Industries, Inc.	1,194	6,304
*	Channell Commercial Corp.	1,121	1,659
	Chase Corp.	1,400	33,040
*	ChoicePoint, Inc.	14,685	710,754
	Cintas Corp.	23,500	676,330
	CIRCOR International, Inc.	3,400	154,870
#	Clarcor, Inc.	8,400	300,720
*	Clean Harbors, Inc.	2,600	159,952
*	Columbus McKinnon Corp.	5,500	157,520
	Comfort Systems USA, Inc.	8,245	98,116
*	Commercial Vehicle Group, Inc.	3,500	32,760
	CompX International, Inc.	800	6,656
*	COMSYS IT Partners, Inc.	3,100	29,202
* #	Consolidated Graphics, Inc.	2,700	143,613
* #	Continental Airlines, Inc.	24,600	594,828
	Con-way, Inc.	9,750	441,773
	Cooper Industries, Ltd.	15,200	637,336
*	Copart, Inc.	15,000	624,900
*	Cornell Companies, Inc.	3,700	76,997
	Corporate Executive Board Co.	2,700	109,647
*	Corrections Corp. of America	20,200	542,572
* #	CoStar Group, Inc.	3,800	157,776

42

*	Covanta Holding Corp.	23,100	$662,508
*	CPI Aerostructures, Inc.	800	6,752
*	CRA International, Inc.	2,402	91,228
	Crane Co.	9,563	394,282
* #	Crocs, Inc.	6,700	162,944
	CSX Corp.	40,051	1,943,275
#	Cubic Corp.	5,500	140,635
	Cummins, Inc.	17,200	866,536
	Curtiss-Wright Corp.	11,808	496,644
	Danaher Corp.	15,171	1,124,930
	Deere & Co.	20,264	1,726,695
* #	Delta Air Lines, Inc.	32,300	431,205
	Deluxe Corp.	7,550	157,267
*	Devcon International Corp.	500	1,175
	Diamond Management & Technology Consultants, Inc.	4,900	29,057
*	Distributed Energy Systems Corp.	1,312	656
* #	Document Securities Systems, Inc.	1,200	5,400
* #	Dollar Thrifty Automotive Group, Inc.	1,700	24,412
	Donaldson Co., Inc.	16,300	687,208
*	Double Eagle Petroleum Co.	3,000	50,760
	Dover Corp.	39,400	1,635,494
	DRS Technologies, Inc.	11,705	656,533
*	Ducommun, Inc.	2,771	76,840
*	Dynamex, Inc.	1,277	29,524
	Dynamic Materials Corp.	1,100	62,689
*	Eagle Test Systems, Inc.	4,338	45,419
	Eastern Co.	1,227	20,736
	Eaton Corp.	25,700	2,072,191
	Ecology & Environment, Inc. Class A	210	2,457
	Electro Rent Corp.	7,500	97,350
*	EMCOR Group, Inc.	18,600	448,074
	Emerson Electric Co.	44,488	2,267,108
	Encore Wire Corp.	4,800	80,400
* #	Energy Conversion Devices, Inc.	4,900	130,193
* #	Energy Focus, Inc.	2,204	11,174
*	EnerSys	8,830	203,002
*	ENGlobal Corp.	3,700	34,188
	Ennis, Inc.	7,710	123,052
*	EnPro Industries, Inc.	4,600	135,838
*	Environmental Tectonics Corp.	871	1,611
	Equifax, Inc.	11,757	402,325
*	ESCO Technologies, Inc.	7,400	244,644
	Espey Manufacturing & Electronics Corp.	200	4,340
*	Esterline Technologies Corp.	8,800	461,120
* #	Evergreen Solar, Inc.	19,700	189,317
	Expeditors International of Washington, Inc.	16,285	640,326
*	Exponent, Inc.	2,802	81,538
* #	ExpressJet Holdings, Inc.	9,435	22,927
*	EXX, Inc. Class A	1,100	3,355
	Fastenal Co.	12,710	516,789
	Federal Signal Corp.	14,110	170,308

43

#	FedEx Corp.	27,952	$2,463,410
*	First Advantage Corp.	1,800	35,802
* #	Flanders Corp.	7,917	49,877
*	Flow International Corp.	4,600	33,902
#	Flowserve Corp.	7,000	762,300
#	Fluor Corp.	6,900	960,825
*	Fortune Industries, Inc.	700	1,680
	Forward Air Corp.	5,600	164,360
	Franklin Electric Co., Inc.	6,400	211,072
#	Freightcar America, Inc.	3,100	124,248
*	Frontier Airlines Holdings, Inc.	800	2,344
	Frozen Food Express Industries, Inc.	1,200	8,304
* #	FTI Consulting, Inc.	10,200	647,700
* #	FuelCell Energy, Inc.	15,000	107,400
*	Furmanite Corp.	3,779	41,493
	G & K Services, Inc. Class A	6,200	237,212
*	Gardner Denver Machinery, Inc.	10,433	385,082
	GATX Corp.	10,750	386,785
* #	Gehl Co.	2,100	33,663
#	Gencorp, Inc.	12,300	127,920
*	General Cable Corp.	5,100	314,772
	General Dynamics Corp.	16,206	1,326,461
	General Electric Co.	499,567	16,555,650
*	Genesee & Wyoming, Inc.	9,262	287,122
*	GeoEye, Inc.	3,700	111,777
*	Global Cash Access, Inc.	6,500	34,255
#	Gorman-Rupp Co.	2,125	58,013
*	GP Strategies Corp.	5,500	51,425
	Graco, Inc.	7,100	246,441
*	Graftech International, Ltd.	13,400	214,668
	Graham Corp.	1,250	48,100
	Granite Construction, Inc.	6,200	187,178
#	Greenbrier Companies, Inc.	4,404	115,737
*	Griffon Corp.	4,800	42,480
	Hardinge, Inc.	2,387	29,623
	Harsco Corp.	7,600	429,324
*	Hawaiian Holdings, Inc.	10,100	52,520
#	Healthcare Services Group, Inc.	6,750	133,515
#	Heartland Express, Inc.	19,000	265,620
#	Heico Corp.	2,300	100,740
	Heico Corp. Class A	3,470	126,273
#	Heidrick & Struggles International, Inc.	2,200	75,306
*	Henry Bros. Electronics, Inc.	465	2,227
*	Herley Industries, Inc.	2,810	33,692
#	Herman Miller, Inc.	5,300	158,099
*	Hexcel Corp.	9,300	187,767
*	Hill International, Inc.	4,100	52,275
#	Hi-Shear Technology Corp.	1,000	11,250
#	HNI Corp.	9,982	295,068
	Honeywell International, Inc.	44,600	2,566,284
#	Horizon Lines, Inc. Class A	5,400	108,918
	Houston Wire & Cable Co.	3,700	53,650

44

*	Hub Group, Inc. Class A	6,500	$194,935
#	Hubbell, Inc. Class A	1,067	52,998
	Hubbell, Inc. Class B	9,900	449,163
*	Hudson Highland Group, Inc.	3,600	26,820
*	Hurco Companies, Inc.	1,400	61,908
*	Huron Consulting Group, Inc.	1,600	84,896
*	Huttig Building Products, Inc.	4,110	12,248
*	ICT Group, Inc.	2,300	19,757
	IDEX Corp.	21,650	652,964
*	IHS, Inc.	5,830	359,420
*	II-VI, Inc.	6,300	206,262
#	IKON Office Solutions, Inc.	27,700	197,224
	Illinois Tool Works, Inc.	26,534	1,302,023
*	Industrial Distribution Group, Inc.	300	2,934
*	Innotrac Corp.	700	2,380
* #	Innovative Solutions & Support, Inc.	2,600	23,530
*	Insituform Technologies, Inc. Class A	8,100	113,157
#	Insteel Industries, Inc.	3,300	35,541
* #	Integrated Electrical Services, Inc.	3,323	57,355
* #	InterDigital, Inc.	3,706	64,447
*	Interline Brands, Inc.	8,700	154,599
*	International Shipholding Corp.	2,001	38,139
* #	Intersections, Inc.	5,807	47,559
	ITT Industries, Inc.	16,300	916,712
	J.B. Hunt Transport Services, Inc.	26,060	713,262
*	Jacobs Engineering Group, Inc.	4,476	359,378
* #	JetBlue Airways Corp.	27,800	151,510
#	Joy Global, Inc.	6,606	438,440
*	Kadant, Inc.	2,400	60,240
	Kaman Corp. Class A	6,205	148,920
*	Kansas City Southern	20,295	726,561
#	Kaydon Corp.	5,501	234,948
* #	KBR, Inc.	17,899	596,574
	Kelly Services, Inc. Class A	5,000	96,050
	Kelly Services, Inc. Class B	319	7,090
*	Kenexa Corp.	3,676	74,476
	Kennametal, Inc.	16,600	504,142
*	Key Technology, Inc.	836	29,519
*	Kforce, Inc.	9,109	77,882
* #	Kirby Corp.	7,100	320,068
#	Knight Transportation, Inc.	16,050	237,380
	Knoll, Inc.	3,400	47,872
*	Korn/Ferry International	7,500	126,450
*	K-Tron International, Inc.	492	57,431
*	L.B. Foster Co. Class A	1,800	76,248
	L.S. Starrett Co. Class A	1,341	23,387
	L-3 Communications Holdings, Inc.	18,000	1,913,220
*	LaBarge, Inc.	2,222	28,975
*	Ladish Co., Inc.	3,164	112,955
	Landstar Systems, Inc.	4,300	199,434
	Lawson Products, Inc.	1,744	44,298
*	Layne Christensen Co.	2,579	103,263

45

*	Learning Tree International, Inc.	3,200	$43,072
*	LECG Corp.	7,283	69,189
	Lennox International, Inc.	13,200	496,848
*	LGL Group, Inc.	300	3,045
	Lincoln Electric Holdings, Inc.	9,000	604,260
	Lindsay Corp.	2,000	157,240
*	LMI Aerospace, Inc.	3,600	68,508
	Lockheed Martin Corp.	26,585	2,743,572
	LSI Industries, Inc.	5,600	74,424
*	Lydall, Inc.	200	2,038
*	M&F Worldwide Corp.	2,600	96,278
*	Mac-Gray Corp.	2,258	26,102
*	Magnetek, Inc.	10,700	36,487
*	MAIR Holdings, Inc.	300	1,284
	Manpower, Inc.	13,290	753,543
*	Marten Transport, Ltd.	5,500	79,695
#	Masco Corp.	73,000	1,364,370
	McGrath Rentcorp.	6,937	145,261
*	Media Sciences International, Inc.	700	2,450
* #	Medialink Worldwide, Inc.	1,000	2,250
* #	Medis Technologies, Ltd.	1,800	19,494
*	Merrimac Industries, Inc.	601	4,291
*	Mesa Air Group, Inc.	5,100	12,342
*	Metalline Mining Co.	600	1,452
	Met-Pro Corp.	4,130	44,893
*	Mettler Toledo International, Inc.	2,500	244,250
*	MFRI, Inc.	1,400	22,680
* #	Microvision, Inc.	3,800	9,576
* #	Middleby Corp.	1,400	95,200
*	Miller Industries, Inc.	2,000	23,120
	Mine Safety Appliances Co.	4,520	181,297
*	Misonix, Inc.	700	2,975
* #	Mobile Mini, Inc.	8,012	149,103
*	Modtech Holdings, Inc.	2,600	1,248
* #	Monster Worldwide, Inc.	8,000	212,720
*	Moog, Inc. Class A	10,200	418,608
*	Moog, Inc. Class B	1,208	50,011
	MSC Industrial Direct Co., Inc. Class A	9,373	380,356
*	MTC Technologies, Inc.	5,198	123,193
	Mueller Industries, Inc.	10,600	304,538
#	Mueller Water Products, Inc.	5,900	47,554
	Mueller Water Products, Inc. Class B	4,792	41,738
	Multi-Color Corp.	2,277	49,229
	NACCO Industries, Inc. Class A	1,300	105,365
*	Nashua Corp.	799	9,189
*	National Technical Systems, Inc.	1,600	9,952
*	Navigant Consulting, Inc.	14,122	230,330
*	Navistar International Corp.	7,100	400,795
*	NCI Building Systems, Inc.	3,755	113,927
	Nordson Corp.	7,100	364,869
	Norfolk Southern Corp.	27,309	1,444,373
*	North America Galvanizing & Coatings, Inc.	3,600	20,376

46

	Northrop Grumman Corp.	30,173	$2,371,900
*	Northwest Airlines Corp.	18,800	252,484
*	NuCo2, Inc.	2,600	71,838
* #	Odyssey Marine Exploration, Inc.	2,700	13,230
*	Old Dominion Freight Line, Inc.	10,450	284,763
#	Omega Flex, Inc.	739	11,085
*	On Assignment, Inc.	8,600	53,234
*	Orbital Sciences Corp.	12,695	274,847
	Oshkosh Truck Corp. Class B	15,300	613,071
* #	Owens Corning, Inc.	37,100	699,706
*	P.A.M. Transportation Services, Inc.	3,500	50,750
	Paccar, Inc.	22,618	981,169
	Pall Corp.	8,200	322,834
*	Paragon Technologies, Inc.	400	2,462
	Parker Hannifin Corp.	20,700	1,337,841
*	Park-Ohio Holdings Corp.	3,236	66,888
*	Patrick Industries, Inc.	1,303	10,255
*	Patriot Transportation Holding, Inc.	563	43,644
*	Peerless Manufacturing Co.	800	26,000
	Pentair, Inc.	19,382	632,241
*	Perini Corp.	4,000	149,920
*	PHH Corp.	8,210	166,170
*	Pike Electric Corp.	9,600	124,128
* #	Pinnacle Airlines Corp.	2,900	32,509
	Pitney Bowes, Inc.	15,232	545,001
*	Plug Power, Inc.	26,193	78,841
	Portec Rail Products, Inc.	2,668	28,094
*	Powell Industries, Inc.	3,700	141,044
*	Power-One, Inc.	21,144	54,974
	Precision Castparts Corp.	8,961	989,205
#	Preformed Line Products Co.	985	46,492
* #	Protection One, Inc.	3,301	28,917
	Providence & Worcester Railroad Co.	500	9,825
*	Quality Distribution, Inc.	2,300	7,061
*	Quanta Services, Inc.	33,731	805,496
	Quixote Corp.	1,002	14,078
	R. R. Donnelley & Sons Co.	44,165	1,405,772
#	Raven Industries, Inc.	1,400	40,992
	Raytheon Co.	38,320	2,484,669
*	RBC Bearings, Inc.	4,700	157,920
*	RCM Technologies, Inc.	1,488	7,901
#	Regal-Beloit Corp.	8,206	302,966
*	Republic Airways Holdings, Inc.	7,510	146,821
	Republic Services, Inc.	16,795	512,751
	Resources Connection, Inc.	8,004	128,864
#	Robbins & Myers, Inc.	6,676	227,318
	Robert Half International, Inc.	9,459	254,920
	Rockwell Automation, Inc.	9,700	530,687
	Rockwell Collins, Inc.	10,150	597,835
	Rollins, Inc.	7,275	128,404
#	Roper Industries, Inc.	10,414	587,350
*	Rush Enterprises, Inc. Class A	5,400	80,028

47

*	Rush Enterprises, Inc. Class B	2,349	$34,718
	Ryder System, Inc.	11,200	645,232
*	Saia, Inc.	200	2,890
	Schawk, Inc.	5,495	86,546
*	School Specialty, Inc.	6,000	183,120
	Servidyne, Inc.	110	686
*	Shaw Group, Inc.	12,616	812,218
*	SIFCO Industries, Inc.	610	8,272
#	Simpson Manufacturing Co., Inc.	9,800	234,808
#	Skywest, Inc.	17,500	387,100
*	SL Industries, Inc.	1,624	32,155
	Southwest Airlines Co.	155,138	1,901,992
*	Sparton Corp.	1,599	7,643
*	Spherion Corp.	1,700	11,016
*	Spherix, Inc.	800	856
* #	Spire Corp.	300	4,779
#	SPX Corp.	7,400	757,020
*	Standard Parking Corp.	2,456	49,906
	Standard Register Co.	6,200	53,010
	Standex International Corp.	2,200	41,822
	Steelcase, Inc. Class A	23,010	326,282
*	Stericycle, Inc.	13,505	727,784
*	Sterling Construction Co., Inc.	1,572	31,613
	Sun Hydraulics, Inc.	3,629	78,858
*	Superior Essex, Inc.	4,400	124,872
	Supreme Industries, Inc.	2,007	11,821
	Sypris Solutions, Inc.	5,200	25,012
*	SYS Technologies	1,881	4,082
#	TAL International Group, Inc.	8,100	169,047
*	Taleo Corp. Class A	2,200	41,932
* #	Taser International, Inc.	8,000	90,160
*	Team, Inc.	2,200	67,078
	Tech/Ops Sevcon, Inc.	144	1,123
	Technology Research Corp.	800	2,336
	Tecumseh Products Co. Class A	2,500	52,950
*	Tecumseh Products Co. Class B	1,327	23,793
*	Teledyne Technologies, Inc.	6,600	293,040
	Teleflex, Inc.	8,018	453,418
*	TeleTech Holdings, Inc.	11,400	257,298
	Tennant Co.	3,900	140,712
*	Terex Corp.	9,000	607,050
*	Tetra Tech, Inc.	8,300	156,621
	Textron, Inc.	22,800	1,235,076
*	The Advisory Board Co.	1,600	88,912
	The Brink’s Co.	10,300	689,379
	The Dun & Bradstreet Corp.	3,800	331,892
*	The Geo Group, Inc.	9,600	256,224
	The Manitowoc Co., Inc.	10,400	423,696
*	Thomas & Betts Corp.	15,425	619,314
	Thomas Group, Inc.	891	3,038
	Timken Co.	22,975	692,237
#	Titan International, Inc.	7,100	241,329

48

	Todd Shipyards Corp.	824	$13,909
#	Toro Co.	8,200	395,076
	Trane, Inc.	10,514	473,656
* #	TransDigm Group, Inc.	10,100	392,486
* #	TRC Companies, Inc.	8,126	41,199
	Tredegar Industries, Inc.	4,700	74,307
* #	Trex Co., Inc.	2,200	17,160
#	Trinity Industries, Inc.	15,700	442,269
#	Triumph Group, Inc.	3,600	203,724
* #	TRM Corp.	2,700	864
*	TrueBlue, Inc.	7,200	89,928
*	Tufco Technologies, Inc.	510	3,279
* #	TurboChef Technologies, Inc.	2,600	22,100
	Twin Disc, Inc.	2,400	48,624
*	U.S. Home Systems, Inc.	900	4,041
	UAL Corp.	24,600	745,380
	UAP Holding Corp.	3,604	138,754
* #	Ultralife Batteries, Inc.	2,700	38,097
	Union Pacific Corp.	25,010	3,120,248
	United Parcel Service, Inc.	41,737	2,931,607
*	United Rentals, Inc.	15,400	309,540
* #	United Stationers, Inc.	5,700	281,352
	United Technologies Corp.	62,635	4,416,394
	Universal Forest Products, Inc.	5,755	159,874
*	Universal Security Instruments, Inc.	266	1,737
*	Universal Truckload Services, Inc.	1,003	18,736
* #	UQM Technologies, Inc.	1,300	2,834
*	URS Corp.	11,069	445,859
*	US Airways Group, Inc.	5,165	64,046
*	USA Truck, Inc.	200	2,654
* #	USG Corp.	19,200	653,376
#	Valmont Industries, Inc.	5,000	399,500
*	Valpey Fisher Corp.	600	2,850
*	Veri-Tek International Corp.	1,200	6,588
*	Versar, Inc.	1,060	6,307
	Viad Corp.	5,800	201,086
#	Vicor Corp.	4,900	59,437
*	Volt Information Sciences, Inc.	6,950	111,687
	VSE Corp.	1,100	34,925
	W.W. Grainger, Inc.	9,300	685,038
#	Wabash National Corp.	6,700	52,930
	Wabtec Corp.	7,000	242,270
	Walter Industries, Inc.	8,120	443,596
*	Waste Connections, Inc.	18,115	549,971
	Waste Industries USA, Inc.	2,867	104,904
	Waste Management, Inc.	31,340	1,028,892
#	Watsco, Inc. Class A	4,900	186,200
#	Watsco, Inc. Class B	400	15,204
	Watson Wyatt & Co. Holdings	12,200	647,210
#	Watts Water Technologies, Inc.	9,300	257,796
*	WCA Waste Corp.	4,900	29,890
#	Werner Enterprises, Inc.	20,060	356,867

49

* #	WESCO International, Inc.	6,900	$276,000
*	Westaff, Inc.	3,455	14,027
*	Willis Lease Finance Corp.	2,084	25,842
* #	Wolverine Tube, Inc.	1,700	1,020
	Woodward Governor Co.	14,000	399,980
* #	YRC Worldwide, Inc.	9,500	130,720
Total Industrials			162,334,612

Information Technology — (13.0%)
*	3Com Corp.	72,773	239,423
*	Acacia Research-Acacia Technologies	2,400	15,672
* #	Access Integrated Technologies, Inc.	5,202	12,277
* #	ACI Worldwide, Inc.	5,800	102,428
*	Actel Corp.	7,800	92,430
*	ActivIdentity Corp.	11,164	34,273
*	Activision, Inc.	25,500	694,875
*	Actuate Corp.	13,695	65,736
	Acxiom Corp.	8,700	110,577
*	Adaptec, Inc.	34,339	90,998
*	ADC Telecommunications, Inc.	33,170	453,434
*	ADDvantage Technologies Group, Inc.	600	2,550
*	Adept Technology, Inc.	400	3,648
*	Adobe Systems, Inc.	37,692	1,268,336
	Adtran, Inc.	13,000	239,460
*	Advanced Analogic Technologies, Inc.	12,533	81,465
*	Advanced Energy Industries, Inc.	5,900	75,638
* #	Advanced Micro Devices, Inc.	84,500	609,245
* #	Advanced Photonix, Inc.	908	1,362
*	Advent Software, Inc.	4,100	184,254
* #	Aehr Test Systems	700	5,110
*	Aetrium, Inc.	900	4,221
*	Affiliated Computer Services, Inc. Class A	7,400	375,550
*	Agilent Technologies, Inc.	32,400	991,764
	Agilysys, Inc.	3,200	40,544
*	Airspan Networks, Inc.	10,400	11,960
*	Akamai Technologies, Inc.	8,300	291,828
* #	Alliance Data Systems Corp.	3,900	197,457
	Alliance Semiconductor Corp.	2,150	2,580
	Altera Corp.	19,020	325,432
*	American Commercial Lines, Inc.	2,900	49,300
	American Software, Inc. Class A	5,805	49,343
*	AMIS Holdings, Inc.	17,700	120,714
*	Amkor Technology, Inc.	27,100	317,341
* #	Ampex Corp. Class A	474	877
	Amphenol Corp.	16,108	595,513
*	Amtech Systems, Inc.	2,100	26,187
* #	Anadigics, Inc.	9,300	65,472
	Analog Devices, Inc.	26,520	713,918
*	Analysts International Corp.	1,000	1,340
*	Anaren, Inc.	3,573	45,163
*	Anixter International, Inc.	5,600	366,184
*	Ansoft Corp.	3,000	72,960

50

*	Answerthink, Inc.	12,618	$51,103
*	Ansys, Inc.	16,700	624,079
*	Apple, Inc.	51,724	6,466,534
* #	Applied Digital Solutions, Inc.	6,611	5,487
	Applied Materials, Inc.	88,043	1,687,784
* #	Applied Micro Circuits Corp.	12,284	91,270
*	Ariba, Inc.	23,366	208,425
*	Arris Group, Inc.	17,685	101,689
*	Arrow Electronics, Inc.	23,901	779,412
*	Art Technology Group, Inc.	25,702	86,873
*	Ascendia Brands, Inc.	1,095	66
* #	Aspen Technology, Inc.	19,100	213,920
	Astro-Med, Inc.	1,306	12,786
*	Asyst Technologies, Inc.	6,300	22,176
* #	Atari, Inc.	1,469	2,409
* #	Atheros Communications	12,001	291,864
	Atlantic Tele-Network, Inc.	3,100	95,325
*	Atmel Corp.	101,412	329,589
*	ATMI, Inc.	6,953	190,095
*	Authentidate Holding Corp.	1,000	710
*	Autobytel, Inc.	13,045	35,222
*	Autodesk, Inc.	15,300	475,677
	Automatic Data Processing, Inc.	31,470	1,257,227
* #	Avanex Corp.	2,600	2,109
	Avici Systems, Inc.	2,225	17,066
* #	Avid Technology, Inc.	9,610	234,196
*	Aviza Technology, Inc.	2,200	2,057
*	Avnet, Inc.	29,900	1,007,929
*	Avocent Corp.	14,318	239,540
	AVX Corp.	45,060	565,052
*	Aware, Inc.	7,299	29,123
* #	Axcelis Technologies, Inc.	30,094	173,041
*	AXT, Inc.	6,667	36,802
* #	Bankrate, Inc.	3,853	162,828
*	BEA Systems, Inc.	20,660	393,986
*	BearingPoint, Inc.	37,300	60,426
	Bel Fuse, Inc. Class A	400	12,536
	Bel Fuse, Inc. Class B	2,800	76,356
*	Bell Microproducts, Inc.	6,400	21,440
*	Benchmark Electronics, Inc.	18,744	314,899
	Black Box Corp.	5,200	161,200
	Blackbaud, Inc.	3,800	99,332
*	Blackboard, Inc.	2,100	60,417
*	Blue Coat Systems, Inc.	4,800	112,704
*	BMC Software, Inc.	13,200	426,096
*	Bookham, Inc.	28,600	41,756
*	Borland Software Corp.	15,867	30,941
*	Bottomline Technologies, Inc.	7,157	91,896
*	Brightpoint, Inc.	23,740	245,472
*	Broadcom Corp.	50,936	963,200
	Broadridge Financial Solutions, Inc.	20,367	390,028
*	Brocade Communications Systems, Inc.	90,775	698,060

51

*	Brooks Automation, Inc.	12,953	$130,566
*	BSQUARE Corp.	855	3,694
	CA, Inc.	39,500	903,760
*	Cabot Microelectronics Corp.	6,904	231,215
*	CACI International, Inc. Class A	8,600	375,476
*	Cadence Design Systems, Inc.	53,300	566,046
*	CalAmp Corp.	4,500	12,285
*	California Micro Devices Corp.	7,100	22,720
*	Callidus Software, Inc.	4,300	21,113
*	CallWave, Inc.	5,412	13,746
	CAM Commerce Solutions, Inc.	400	15,072
*	Captaris, Inc.	8,736	30,314
*	Cascade Microtech, Inc.	3,830	29,376
#	Cass Information Systems, Inc.	1,322	37,016
*	Catalyst Semiconductor, Inc.	6,300	25,263
*	Catapult Communications Corp.	3,120	19,469
*	Centillium Communications, Inc.	3,300	2,343
*	CEVA, Inc.	6,400	54,592
*	Checkpoint Systems, Inc.	10,100	244,420
*	Cherokee International Corp.	2,335	5,020
*	Chordiant Software, Inc.	3,360	19,354
*	Ciber, Inc.	1,300	5,980
*	Ciena Corp.	17,842	460,859
* #	Ciprico, Inc.	678	2,373
*	Cirrus Logic, Inc.	17,500	89,950
*	Cisco Sytems, Inc.	395,934	9,648,912
*	Citrix Systems, Inc.	8,800	289,784
*	CMGI, Inc.	14,620	167,984
* #	CNET Networks, Inc.	32,300	234,498
* #	Cogent, Inc.	21,355	213,550
	Cognex Corp.	12,100	233,893
*	Cognizant Technology Solutions Corp.	14,634	442,093
* #	Coherent, Inc.	5,944	169,047
	Cohu, Inc.	6,810	106,508
	Comarco, Inc.	900	4,149
* #	CommScope, Inc.	13,461	563,747
	Communications Systems, Inc.	1,455	16,471
*	Computer Sciences Corp.	34,710	1,508,150
*	Computer Task Group, Inc.	1,885	7,936
*	Compuware Corp.	58,020	461,839
*	Comtech Telecommunications Corp.	4,562	197,900
*	Comverse Technology, Inc.	10,150	167,171
* #	Concur Technologies, Inc.	8,900	260,236
* #	Conexant Systems, Inc.	13,100	6,943
* #	Convera Corp.	9,300	17,670
*	Convergys Corp.	22,826	329,607
	Corning, Inc.	100,400	2,332,292
*	CPI International, Inc.	3,434	35,714
*	Credence Systems Corp.	22,900	32,518
* #	Cree, Inc.	18,500	571,650
*	CSG Systems International, Inc.	5,644	64,059
*	CSP, Inc.	400	2,432

52

	CTS Corp.	1,000	$9,700
*	Cyberoptics Corp.	2,261	23,560
*	Cybersource Corp.	8,612	125,821
*	Cymer, Inc.	6,865	194,485
* #	Cypress Semiconductor Corp.	21,580	469,149
#	Daktronics, Inc.	7,700	133,056
*	Datalink Corp.	1,200	4,860
	Dataram Corp.	1,000	3,280
*	DealerTrack Holdings, Inc.	9,000	184,230
*	Dell, Inc.	132,610	2,632,309
#	Diebold, Inc.	13,600	328,032
*	Digi International, Inc.	7,220	76,027
*	Digimarc Corp.	6,593	59,139
* #	Digital River, Inc.	10,300	336,089
*	Diodes, Inc.	5,725	129,213
* #	Ditech Networks, Inc.	7,603	20,756
*	Dolby Laboratories, Inc.	7,200	318,600
*	Dot Hill Systems Corp.	12,800	45,824
*	Double-Take Software, Inc.	1,300	13,507
*	DSP Group, Inc.	5,629	65,296
*	DST Systems, Inc.	3,304	232,139
* #	DTS, Inc.	2,500	60,825
*	Dycom Industries, Inc.	11,418	130,622
*	Dynamics Research Corp.	2,490	24,053
* #	EarthLink, Inc.	26,729	193,251
*	eBay, Inc.	80,901	2,132,550
* #	Echelon Corp.	7,569	85,000
*	EchoStar Holding Corp. Series A	2,484	99,509
* #	EDGAR Online, Inc.	1,700	4,565
*	Edgewater Technology, Inc.	2,640	15,840
*	EFJ, Inc.	4,512	6,091
*	Electro Scientific Industries, Inc.	5,792	93,772
* #	Electroglas, Inc.	3,431	5,901
*	Electronic Arts, Inc.	18,734	885,931
	Electronic Data Systems Corp.	54,600	945,672
*	Electronics for Imaging, Inc.	11,271	169,741
* #	Elixir Gaming Technologies, Inc.	18,400	53,728
*	eLoyalty Corp.	500	5,125
* #	EMC Corp.	91,200	1,417,248
* #	EMCORE Corp.	7,282	80,466
*	EMS Technologies, Inc.	4,600	132,434
*	Emulex Corp.	10,400	154,752
*	Endwave Corp.	2,100	14,700
*	Entegris, Inc.	27,500	193,875
*	Entertainment Distribution Co., Inc.	13,032	7,689
*	Entorian Technologies, Inc.	8,700	12,267
*	Entrust, Inc.	8,900	22,339
*	Epicor Software Corp.	9,879	109,361
*	EPIQ Systems, Inc.	5,650	76,840
*	ePlus, Inc.	1,093	10,930
* #	Equinix, Inc.	7,820	542,317
*	eSpeed, Inc.	7,200	83,592

53

*	Euronet Worldwide, Inc.	13,623	$294,257
*	Evans & Sutherland Computer Corp.	685	692
*	Exar Corp.	600	4,716
*	Excel Technology, Inc.	3,303	85,151
*	Extreme Networks, Inc.	33,772	101,654
*	F5 Networks, Inc.	12,942	286,795
#	Factset Research Systems, Inc.	4,100	215,824
#	Fair Isaac Corp.	9,400	218,080
*	Fairchild Semiconductor Corp. Class A	35,683	397,865
* #	FalconStor Software, Inc.	6,100	50,752
*	Faro Technologies, Inc.	4,314	141,284
* #	FEI Co.	5,810	118,466
	Fidelity National Information Services, Inc.	38,416	1,593,880
* #	Finisar Corp.	28,300	45,563
* #	Fiserv, Inc.	16,400	862,968
*	Flextronics International, Ltd.	45,917	465,598
*	Flir Systems, Inc.	12,300	350,058
*	FormFactor, Inc.	13,620	244,207
*	Forrester Research, Inc.	5,277	140,579
* #	FortuNet, Inc.	1,092	7,502
*	Foundry Networks, Inc.	31,300	371,531
	Frequency Electronics, Inc.	2,000	17,180
*	FSI International, Inc.	3,939	6,421
*	Gartner Group, Inc.	8,200	155,062
*	Gerber Scientific, Inc.	7,679	66,807
#	Gevity HR, Inc.	3,300	23,034
	Global Payments, Inc.	15,900	630,753
*	Globecomm Systems, Inc.	3,483	30,685
*	Goldleaf Financial Solutions, Inc.	4,900	13,034
*	Google, Inc.	15,284	7,201,515
*	Greenfield Online, Inc.	7,500	101,475
*	GSE Systems, Inc.	584	6,015
*	GTSI Corp.	1,900	15,618
*	Harmonic, Inc.	12,900	114,939
	Harris Corp.	4,600	224,618
*	Harris Stratex Networks, Inc. Class A	7,325	73,543
*	Hauppauge Digital, Inc.	1,000	4,300
#	Heartland Payment Systems, Inc.	4,682	103,144
	Henry Jack & Associates, Inc.	14,700	345,891
* #	Hewitt Associates, Inc. Class A	8,400	331,464
	Hewlett-Packard Co.	163,099	7,791,239
*	hi/fn, Inc.	4,047	22,218
*	Hittite Microwave Corp.	2,600	86,086
*	Hughes Communications, Inc.	4,081	190,705
*	Hutchinson Technology, Inc.	6,900	115,920
*	Hypercom Corp.	17,183	63,749
* #	I.D. Systems, Inc.	3,032	21,648
* #	i2 Technologies, Inc.	2,600	33,800
	iBasis, Inc.	3,249	13,191
*	iGATE Capital Corp.	7,732	61,237
* #	Ikanos Communications	8,000	36,480
* #	ImageWare Systems, Inc.	400	540

54

*	I-many, Inc.	6,033	$16,772
#	Imation Corp.	5,600	126,280
#	Imergent, Inc.	1,100	12,100
* #	Immersion Corp.	3,900	32,877
*	InFocus Corp.	6,000	10,740
*	Informatica Corp.	14,500	253,170
	InfoSpace, Inc.	9,800	99,862
	infoUSA, Inc.	16,541	125,877
*	Ingram Micro, Inc.	45,210	690,357
*	Innodata Isogen, Inc.	4,400	24,200
*	Insight Enterprises, Inc.	12,710	222,806
*	InsWeb Corp.	100	1,115
	Integral Systems, Inc.	2,700	65,718
*	Integrated Device Technology, Inc.	51,072	428,494
*	Integrated Silicon Solution, Inc.	4,003	23,898
	Intel Corp.	365,756	7,296,832
* #	Intelli-Check, Inc.	840	2,604
*	Interactive Intelligence, Inc.	2,300	32,798
*	Interlink Electronics, Inc.	200	290
* #	Intermec, Inc.	9,300	204,972
*	Internap Network Services Corp.	4,700	32,900
	International Business Machines Corp.	81,730	9,305,778
*	International Rectifier Corp.	20,332	462,960
*	Internet Capital Group, Inc.	11,120	96,744
*	Interphase Corp.	700	3,990
	Intersil Corp.	36,600	851,682
*	Intervoice, Inc.	5,200	36,764
*	Interwoven, Inc.	9,337	126,516
*	Intest Corp.	1,100	2,354
*	Intevac, Inc.	6,500	83,460
*	IntriCon Corp.	400	2,732
*	Intuit, Inc.	17,000	451,520
*	INX, Inc.	100	800
*	Iomega Corp.	13,186	40,217
* #	iPass, Inc.	20,600	57,268
*	iPCS, Inc.	1,500	28,455
*	Iron Mountain, Inc.	18,500	556,480
*	Iteris, Inc.	5,900	15,930
*	Itron, Inc.	6,600	629,178
*	Ixia	20,192	151,642
*	IXYS Corp.	9,936	70,049
*	j2 Global Communications, Inc.	3,700	79,624
	Jabil Circuit, Inc.	34,000	439,280
*	Jaco Electronics, Inc.	600	708
*	JDA Software Group, Inc.	9,100	155,337
* #	JDS Uniphase Corp.	47,775	628,241
*	Juniper Networks, Inc.	66,500	1,783,530
*	Jupitermedia Corp.	7,500	24,675
	Keithley Instruments, Inc.	3,865	34,978
*	Kemet Corp.	1,900	9,424
*	Key Tronic Corp.	1,400	4,452
* #	Keynote Systems, Inc.	4,420	47,913

55

*	Kintera, Inc.	800	$752
	KLA-Tencor Corp.	18,183	763,868
*	Kopin Corp.	19,400	52,768
*	Kratos Defense & Security Solutions, Inc.	17,953	32,674
*	Kulicke & Soffa Industries, Inc.	6,500	33,475
*	KVH Industries, Inc.	4,291	37,246
* #	L-1 Identity Solutions, Inc.	22,104	264,364
* #	Lam Research Corp.	12,300	494,952
*	LaserCard Corp.	1,700	15,776
*	Lattice Semiconductor Corp.	21,300	54,954
* #	Lawson Software, Inc.	49,726	387,863
*	Leadis Technolgies, Inc.	2,600	5,148
*	LeCroy Corp.	4,000	31,560
*	Lexmark International, Inc.	5,506	181,863
	Linear Technology Corp.	14,500	401,795
*	Lionbridge Technologies, Inc.	19,371	68,767
*	Littlefuse, Inc.	4,700	146,499
*	Logility, Inc.	1,176	12,842
*	LoJack Corp.	4,600	57,408
* #	LookSmart, Ltd.	5,656	20,418
*	Loral Space & Communications, Inc.	4,000	97,040
*	LSI Corp.	84,112	423,924
*	LTX Corp.	9,432	30,654
* #	Lumera Corp.	1,200	2,856
* #	Macrovision Corp.	11,300	172,777
*	Magma Design Automation, Inc.	4,100	40,262
*	Management Network Group, Inc.	4,530	9,694
*	Manatron, Inc.	500	5,760
*	Manhattan Associates, Inc.	4,100	90,446
*	ManTech International Corp. Class A	3,900	171,912
#	Marchex, Inc. Class B	6,800	60,044
*	Mastec, Inc.	10,473	91,220
*	Mattson Technology, Inc.	14,383	85,435
	Maxim Integrated Products, Inc.	34,950	638,537
#	Maximus, Inc.	4,900	177,968
* #	Maxwell Technologies, Inc.	3,000	31,230
*	McAfee, Inc.	15,900	528,993
* #	Mechanical Technology, Inc.	700	497
* #	MEMC Electronic Materials, Inc.	14,216	1,084,396
*	Mentor Graphics Corp.	25,964	236,272
*	Mercury Computer Systems, Inc.	5,000	32,050
*	Merix Corp.	2,600	7,072
	Mesa Laboratories, Inc.	200	4,800
*	Metavante Technologies, Inc.	13,004	281,797
	Methode Electronics, Inc.	7,100	75,615
	Micrel, Inc.	10,161	74,683
#	Microchip Technology, Inc.	12,169	374,562
*	Micron Technology, Inc.	115,561	869,019
*	Micros Systems, Inc.	16,808	538,528
* #	Microsemi Corp.	17,200	374,100
	Microsoft Corp.	507,500	13,814,150
*	MicroStrategy, Inc.	1,202	79,957

56

*	Microtune, Inc.	11,300	$56,952
* #	Midway Games, Inc.	5,200	10,400
* #	Mindspeed Technologies, Inc.	8,500	4,930
*	MIPS Technologies, Inc.	8,400	31,164
*	MIVA, Inc.	4,100	8,610
*	MKS Instruments, Inc.	12,710	255,344
*	Mobility Electronics, Inc.	7,499	10,199
	Mocon, Inc.	847	9,139
*	Moldflow Corp.	2,557	42,600
	Molex, Inc.	14,500	326,685
	Molex, Inc. Class A	13,000	283,010
#	MoneyGram International, Inc.	14,600	53,436
*	Monolithic Power Systems	7,078	117,778
* #	MoSys, Inc.	6,300	29,610
#	Motorola, Inc.	204,003	2,033,910
*	MPS Group, Inc.	16,120	183,768
*	MRV Communications, Inc.	26,900	43,040
*	MSC. Software Corp.	12,751	161,555
	MTS Systems Corp.	3,453	107,699
*	Multi-Fineline Electronix, Inc.	1,400	29,778
*	Nanometrics, Inc.	6,150	39,176
*	Napco Security Systems, Inc.	4,675	25,713
*	Napster, Inc.	11,200	20,608
	National Instruments Corp.	17,001	439,646
	National Semiconductor Corp.	17,781	292,853
*	NAVTEQ Corp.	14,600	1,094,270
*	NCI, Inc.	1,200	21,264
*	NCR Corp.	35,900	795,544
* #	NeoMagic Corp.	600	792
*	NETGEAR, Inc.	7,700	168,014
* #	Netlogic Microsystems, Inc.	4,500	106,200
*	NetManage, Inc.	800	3,800
*	NetScout Systems, Inc.	5,730	53,232
* #	Network Appliance, Inc.	14,014	302,983
*	Network Engines, Inc.	4,876	7,021
* #	Network Equipment Technologies, Inc.	8,400	47,880
*	Newport Corp.	8,365	87,916
	NIC, Inc.	7,986	48,076
*	NMS Communications Corp.	1,800	2,286
*	Novatel Wireless, Inc.	6,500	68,770
*	Novell, Inc.	92,937	692,381
*	Novellus Systems, Inc.	32,400	715,392
*	Nu Horizons Electronics Corp.	4,400	26,136
*	Nuance Communications, Inc.	43,700	718,865
*	NumereX Corp. Class A	2,142	17,050
*	Nvidia Corp.	32,954	704,886
	O.I. Corp.	200	2,054
*	Omniture, Inc.	1,127	25,898
* #	OmniVision Technologies, Inc.	16,200	256,932
*	ON Semiconductor Corp.	57,600	345,600
* #	On2 Technologies, Inc.	3,200	3,424
* #	Online Resources Corp.	5,500	56,320

57

*	Onvia, Inc.	1,000	$7,650
#	Openwave Systems, Inc.	14,600	30,076
*	Oplink Communications, Inc.	6,700	83,281
*	OPNET Technologies, Inc.	5,700	45,372
*	Optical Cable Corp.	100	411
*	Oracle Corp.	338,835	6,370,098
*	Orthovita, Inc.	3,297	9,462
*	OSI Systems, Inc.	3,300	69,795
*	Overland Storage, Inc.	1,300	1,742
*	OYO Geospace Corp.	781	37,597
*	Packeteer, Inc.	8,910	39,828
* #	Palm, Inc.	30,118	194,863
*	PAR Technology Corp.	2,996	23,728
* #	Parametric Technology Corp.	24,992	382,628
	Park Electrochemical Corp.	5,500	129,525
* #	Parkervision, Inc.	3,332	28,955
	Paychex, Inc.	29,454	926,623
*	PC Connection, Inc.	7,826	77,712
*	PC-Tel, Inc.	6,600	44,088
*	PDF Solutions, Inc.	6,139	34,992
	Pegasystems, Inc.	9,450	88,830
*	Perceptron, Inc.	400	4,720
*	Perficient, Inc.	4,463	37,712
*	Performance Technologies, Inc.	3,800	17,822
*	Pericom Semiconductor Corp.	7,600	101,308
*	Perot Systems Corp.	32,314	445,610
*	Pervasive Software, Inc.	4,841	18,541
*	Phoenix Technologies, Ltd.	4,420	72,974
*	Photon Dynamics, Inc.	4,000	41,400
*	Photronics, Inc.	8,000	80,560
*	Pinnacle Data Systems, Inc.	100	225
*	Planar Systems, Inc.	2,600	12,116
*	PlanetOut, Inc.	150	567
	Plantronics, Inc.	13,580	256,119
*	PLATO Learning, Inc.	3,814	14,493
* #	Plexus Corp.	13,034	322,852
*	PLX Technology, Inc.	6,600	42,636
*	PMC-Sierra, Inc.	60,659	290,557
* #	Polycom, Inc.	10,700	233,260
*	Power Integrations, Inc.	5,700	149,910
* #	Powerwave Technologies, Inc.	25,503	72,939
*	Presstek, Inc.	7,922	37,233
* ●	Price Communications Liquidation Trust	5,700	779
*	Progress Software Corp.	4,900	139,846
	QAD, Inc.	6,487	56,696
*	QLogic Corp.	29,600	469,160
#	QUALCOMM, Inc.	106,723	4,521,854
#	Quality Systems, Inc.	2,100	68,418
	Qualstar Corp.	4,008	14,028
*	Quantum Corp.	58,350	145,875
*	Quest Software, Inc.	22,510	320,317
*	QuickLogic Corp.	5,275	15,772

58

* #	Rackable Systems, Inc.	5,700	$52,668
*	Radiant Systems, Inc.	4,600	65,688
*	RadiSys Corp.	6,500	61,815
*	Radyne Corp.	5,100	46,614
*	RAE Systems, Inc.	9,600	22,080
*	Rambus, Inc.	7,500	135,225
*	Ramtron International Corp.	3,396	13,312
*	RealNetworks, Inc.	29,540	172,809
*	Red Hat, Inc.	29,000	517,070
	Relm Wireless Corp.	1,500	3,375
	REMEC, Inc.	400	392
#	Renaissance Learning, Inc.	3,797	49,969
*	RF Micro Devices, Inc.	49,724	156,631
*	RF Monolithics, Inc.	2,200	11,682
	Richardson Electronics, Ltd.	2,200	9,504
*	RightNow Technologies, Inc.	4,300	49,149
*	Rimage Corp.	1,419	32,665
*	Rofin-Sinar Technologies, Inc.	4,200	165,354
*	Rogers Corp.	5,000	158,400
*	Rudolph Technologies, Inc.	5,610	48,863
*	S1 Corp.	8,200	58,056
* #	Saba Software, Inc.	5,204	17,746
*	Safeguard Scientifics, Inc.	23,650	36,421
* #	Salesforce.com, Inc.	7,700	459,844
* #	Sandisk Corp.	34,700	817,185
*	Sanmina-SCI Corp.	89,700	148,005
*	Sapient Corp.	24,788	182,935
* #	SatCon Technology Corp.	400	772
*	SAVVIS, Inc.	7,900	153,497
*	ScanSource, Inc.	5,100	173,247
*	Scientific Learning Corp.	3,936	19,719
*	SCM Microsystems, Inc.	3,023	9,009
*	Seachange International, Inc.	9,700	57,230
*	Secure Computing Corp.	20,000	162,400
*	Selectica, Inc.	900	1,323
* #	Semitool, Inc.	8,497	66,786
*	Semtech Corp.	18,672	237,881
*	SI International, Inc.	3,800	94,544
* #	Sigma Designs, Inc.	6,200	182,590
* #	Sigmatel, Inc.	5,488	15,970
*	Silicon Image, Inc.	24,800	113,584
*	Silicon Laboratories, Inc.	11,500	355,925
*	Silicon Storage Technology, Inc.	30,650	86,740
*	SiRF Technology Holdings, Inc.	12,740	82,428
* #	Skyworks Solutions, Inc.	46,700	385,742
*	SM&A	2,025	12,535
* #	Smith Micro Software, Inc.	5,000	25,600
* #	SoftBrands, Inc.	3,400	4,250
* #	Sonic Foundry, Inc.	1,800	1,350
* #	Sonic Solutions, Inc.	7,600	68,628
*	SonicWALL, Inc.	14,360	119,619
* #	Sonus Networks, Inc.	40,000	132,800

59

* #	Sourcefire, Inc.	1,400	$8,400
*	SourceForge, Inc.	4,939	8,495
*	Spectrum Control, Inc.	2,600	23,426
*	SPSS, Inc.	2,400	91,272
*	SRA International, Inc.	5,200	124,800
*	SRS Labs, Inc.	1,600	7,040
* #	Standard Microsystems Corp.	5,404	153,203
	StarTek, Inc.	4,110	35,387
* #	STEC, Inc.	14,757	107,431
* #	Stratasys, Inc.	4,500	84,420
*	SumTotal Systems, Inc.	4,900	22,246
*	Sun Microsystems, Inc.	73,962	1,212,977
*	Sunair Electronics, Inc.	400	676
* #	SunPower Corp. Class A	3,100	203,732
*	Sunrise Telecom, Inc.	500	850
* #	Supertex, Inc.	1,953	40,427
*	SupportSoft, Inc.	13,092	45,953
* #	Sybase, Inc.	17,300	460,526
*	Sycamore Networks, Inc.	68,249	238,189
*	Sykes Enterprises, Inc.	11,700	196,443
*	Symantec Corp.	74,100	1,247,844
*	Symmetricom, Inc.	13,100	44,802
* #	Synaptics, Inc.	3,200	85,728
*	SYNNEX Corp.	9,500	197,695
*	Synopsys, Inc.	26,190	607,870
*	Synplicity, Inc.	5,531	30,697
#	Syntel, Inc.	3,090	84,141
* #	Take-Two Interactive Software, Inc.	12,500	331,250
*	Tech Data Corp.	15,400	513,590
	Technitrol, Inc.	9,068	199,587
*	Technology Solutions Co.	294	767
*	TechTeam Global, Inc.	2,566	22,453
*	Techwell, Inc.	2,000	19,960
*	Tekelec	12,800	152,448
*	TeleCommunication Systems, Inc.	8,000	24,800
* #	Telkonet, Inc.	4,700	3,854
*	Tellabs, Inc.	61,586	405,236
*	Telular Corp.	4,261	14,999
*	Teradata Corp.	13,700	345,651
*	Teradyne, Inc.	34,722	416,317
* #	Terremark Worldwide, Inc.	12,755	63,775
*	Tessco Technologies, Inc.	1,988	32,385
*	Tessera Technologies, Inc.	4,159	97,986
	Texas Instruments, Inc.	83,500	2,501,660
* #	The Knot, Inc.	4,500	51,975
	TheStreet.com, Inc.	6,454	58,473
*	Think Partnership, Inc.	9,745	9,940
*	THQ, Inc.	13,900	260,069
*	TIBCO Software, Inc.	48,288	340,430
*	Tier Technologies, Inc. Class B	500	4,025
*	TNS, Inc.	3,000	53,550
*	Tollgrade Communications, Inc.	2,700	14,904

60

	Total System Services, Inc.	32,508	$722,653
* #	Track Data Corp.	1,200	2,004
*	Transact Technologies, Inc.	1,100	5,368
*	Transwitch Corp.	2,028	1,318
* #	Travelzoo, Inc.	700	7,070
*	Trident Microsystems, Inc.	4,300	21,457
* #	Trimble Navigation, Ltd.	25,300	691,702
	Trio-Tech International	255	1,364
* #	Triquint Semiconductor, Inc.	41,577	196,243
	TSR, Inc.	400	1,698
*	TTM Technologies, Inc.	12,978	143,018
*	Tumbleweed Communications Corp.	9,557	12,233
*	Tyler Technologies, Inc.	9,800	135,730
*	Ulticom, Inc.	5,536	38,752
*	Ultimate Software Group, Inc.	2,100	57,246
*	Ultra Clean Holdings, Inc.	5,100	48,960
* #	Ultratech, Inc.	6,078	58,531
*	Unica Corp.	1,600	12,048
*	Unisys Corp.	51,525	212,798
#	United Online, Inc.	19,310	192,714
* #	Universal Display Corp.	3,960	67,478
* #	UTStarcom, Inc.	35,743	100,795
* #	ValueClick, Inc.	20,408	394,078
*	Varian Semiconductor Equipment Associates, Inc.	15,665	529,164
* #	Veeco Instruments, Inc.	6,910	107,105
* #	VeriFone Holdings, Inc.	7,800	161,070
*	Verint Systems, Inc.	3,500	52,920
*	VeriSign, Inc.	24,900	866,520
*	Viasat, Inc.	6,411	134,439
*	Vicon Industries, Inc.	600	3,270
* #	Video Display Corp.	1,200	9,468
*	Vignette Corp.	5,300	67,045
*	Virage Logic Corp.	7,353	47,206
*	Vishay Intertechnology, Inc.	48,110	439,244
*	Vocus, Inc.	1,300	31,928
* #	Vyyo, Inc.	1,900	2,755
* #	Wave Systems Corp. Class A	2,100	2,709
*	Websense, Inc.	9,010	175,425
*	Website Pros, Inc.	7,631	84,246
*	Westell Technologies, Inc.	13,640	24,006
* #	Western Digital Corp.	26,193	808,578
	Western Union Co.	15,489	322,171
*	White Electronics Designs Corp.	4,040	16,928
*	Wind River Systems, Inc.	25,016	180,866
*	Wireless Telecom Group, Inc.	3,716	6,094
*	Wireless Xcessories Group, Inc.	360	511
* #	WJ Communications, Inc.	2,000	1,440
*	WPCS International, Inc.	2,200	14,256
*	Wright Express Corp.	3,400	98,396
	Xerox Corp.	87,550	1,286,985
#	Xilinx, Inc.	31,100	695,396
*	X-Rite, Inc.	8,415	68,919

61

*	Yahoo!, Inc.	80,458	$2,235,123
*	Zebra Technologies Corp. Class A	13,300	443,156
*	ZILOG, Inc.	3,100	10,354
* #	Zix Corp.	200	784
*	Zones, Inc.	1,900	17,632
*	Zoran Corp.	10,520	144,440
*	Zygo Corp.	3,050	38,857
Total Information Technology			193,933,388

Materials — (4.6%)
	A. Schulman, Inc.	2,800	57,232
	A.M. Castle & Co.	4,900	108,927
*	AEP Industries, Inc.	600	18,234
	Air Products & Chemicals, Inc.	8,265	754,842
	Airgas, Inc.	14,869	722,485
	AK Steel Holding Corp.	6,000	315,720
	Albemarle Corp.	14,400	546,336
	Alcoa, Inc.	75,704	2,811,647
#	Allegheny Technologies, Inc.	5,314	411,038
#	AMCOL International Corp.	3,700	106,634
*	American Pacific Corp.	1,505	24,246
	American Vanguard Corp.	3,666	55,393
*	Amerigon, Inc.	600	10,896
	Aptargroup, Inc.	14,248	534,015
	Arch Chemicals, Inc.	7,100	247,861
	Ashland, Inc.	16,565	731,676
*	Atlantis Plastics, Inc.	600	306
	Balchem Corp.	4,085	81,863
	Ball Corp.	5,100	224,910
* #	Basin Water, Inc.	5,400	41,958
	Bemis Co., Inc.	26,800	665,176
*	Brush Engineered Materials, Inc.	5,700	158,346
*	Buckeye Technologies, Inc.	10,100	109,181
#	Cabot Corp.	13,032	357,077
#	Calgon Carbon Corp.	6,400	104,576
*	Caraustar Industries, Inc.	3,800	8,360
	Carpenter Technology Corp.	10,250	644,008
	Celanese Corp. Class A	9,400	365,660
* #	Century Aluminum Co.	8,553	565,610
	CF Industries Holdings, Inc.	9,000	1,098,720
	Chemtura Corp.	67,650	558,789
	Chesapeake Corp.	3,200	11,200
#	Cleveland-Cliffs, Inc.	6,800	812,328
* #	Coeur d’Alene Mines Corp.	71,900	346,558
	Commercial Metals Co.	31,100	947,306
	Compass Minerals International, Inc.	7,052	401,400
* #	Constar International, Inc.	1,500	4,350
*	Continental Materials Corp.	100	2,345
*	Core Molding Technologies, Inc.	1,400	9,940
*	Crown Holdings, Inc.	24,600	612,786
	Cytec Industries, Inc.	12,562	719,551
	Deltic Timber Corp.	2,700	128,358

62

	Dow Chemical Co.	83,680	$3,153,899
	duPont (E.I.) de Nemours & Co., Inc.	58,300	2,706,286
#	Eagle Materials, Inc.	10,286	365,770
#	Eastman Chemical Co.	12,500	822,625
	Ecolab, Inc.	14,900	697,171
	Empire Resources, Inc.	1,300	6,383
* #	Esmark, Inc.	3,000	34,800
	Ferro Corp.	14,200	228,620
*	Flotek Industries, Inc.	2,328	52,915
	FMC Corp.	11,800	667,998
	Freeport-McMoRan Copper & Gold, Inc. Class B	24,112	2,431,936
	Friedman Industries, Inc.	1,100	5,654
#	General Maritime Corp.	6,300	148,302
* #	General Moly, Inc.	1,600	17,104
#	Georgia Gulf Corp.	6,710	40,663
	Gibraltar Industries, Inc.	6,000	65,580
	Glatfelter Co.	11,500	151,455
*	Graphic Packaging Corp.	57,567	177,306
	Greif, Inc. Class A	4,900	320,411
	Greif, Inc. Class B	2,536	149,624
	H.B. Fuller Co.	15,112	343,798
	Hawkins, Inc.	1,859	27,439
* #	Headwaters, Inc.	12,700	155,702
* #	Hecla Mining Co.	25,418	292,307
	Hercules, Inc.	24,100	441,512
	Huntsman Corp.	14,400	347,472
*	ICO, Inc.	5,300	41,287
	Innophos Holdings, Inc.	900	11,898
	International Flavors & Fragrances, Inc.	14,700	634,011
	International Paper Co.	36,610	1,160,537
*	Ion Geophysical Corp.	12,316	163,680
	Kaiser Aluminum Corp.	3,235	237,287
	KMG Chemicals, Inc.	1,960	31,870
	Koppers Holdings, Inc.	4,500	187,965
#	Kronos Worldwide, Inc.	6,077	112,425
*	Landec Corp.	3,500	32,830
	Louisiana-Pacific Corp.	26,500	288,320
* #	LSB Industries, Inc.	2,300	54,855
	Lubrizol Corp.	10,814	630,456
#	Martin Marietta Materials, Inc.	2,600	279,760
*	Material Sciences Corp.	3,017	22,265
*	Maxxam, Inc.	661	19,169
	MeadWestavco Corp.	36,816	944,699
	Metal Management, Inc.	5,500	333,685
*	Metalico, Inc.	6,900	80,247
	Minerals Technologies, Inc.	4,300	259,204
* #	Mines Management, Inc.	2,200	9,240
*	Mod-Pac Corp.	400	2,476
	Monsanto Co.	26,639	3,081,600
	Myers Industries, Inc.	5,506	67,008
	Nalco Holding Co.	26,300	568,080
* #	Nanophase Technologies Corp.	700	2,233

63

	Neenah Paper, Inc.	4,400	$114,620
#	Nevada Chemicals, Inc.	2,145	18,662
	NewMarket Corp.	3,600	241,020
#	Newmont Mining Corp.	22,770	1,165,141
#	NL Industries, Inc.	13,200	143,352
	NN, Inc.	2,430	23,668
*	Northern Technologies International Corp.	800	6,304
*	Northwest Pipe Co.	1,579	65,907
	Nucor Corp.	18,310	1,182,277
	Olin Corp.	11,914	228,987
	Olympic Steel, Inc.	2,550	105,315
* #	OM Group, Inc.	6,361	385,031
*	OMNOVA Solutions, Inc.	6,100	23,790
* #	Owens-Illinois, Inc.	14,700	829,815
#	Packaging Corp. of America	22,700	517,333
*	Pactiv Corp.	18,107	458,469
*	Patriot Coal Corp.	1,650	88,605
	Penford Corp.	3,300	72,237
*	Peoplesupport, Inc.	4,900	56,889
* #	PolyOne Corp.	26,420	171,730
#	PPG Industries, Inc.	19,130	1,185,677
	Praxair, Inc.	18,671	1,498,908
	Quaker Chemical Corp.	3,070	72,145
	Quanex Corp.	7,759	399,201
*	Ready Mix, Inc.	300	1,800
	Reliance Steel & Aluminum Co.	16,026	889,603
*	Rock of Ages Corp.	500	2,435
	Rock-Tenn Co. Class A	9,300	249,519
*	Rockwood Holdings, Inc.	15,665	480,759
#	Rohm & Haas Co.	28,950	1,552,010
*	Rosetta Resources, Inc.	9,082	185,818
#	Royal Gold, Inc.	6,369	200,687
	RPM International, Inc.	24,772	517,983
* #	RTI International Metals, Inc.	4,905	269,137
	Schnitzer Steel Industries, Inc. Class A	3,781	247,542
	Schweitzer-Maudoit International, Inc.	4,700	107,959
	Scotts Miracle-Gro Co. Class A	13,231	470,891
	Sealed Air Corp.	21,820	528,262
	Sensient Technologies Corp.	9,500	255,930
	Sigma-Aldrich Corp.	6,420	353,228
	Silgan Holdings, Inc.	7,490	350,083
*	Smurfit-Stone Container Corp.	71,409	567,702
#	Southern Copper Corp.	17,500	1,996,925
	Spartech Corp.	6,900	97,773
#	Steel Dynamics, Inc.	9,361	545,372
	Stepan Co.	3,100	105,710
* #	Stillwater Mining Co.	25,820	530,085
*	Symyx Technologies, Inc.	7,300	47,815
#	Synalloy Corp.	807	10,523
	Temple-Inland, Inc.	15,720	215,836
* #	Terra Industries, Inc.	15,020	679,054
#	Texas Industries, Inc.	3,869	222,854

64

*	The Mosaic Co.	20,000	$2,226,000
	Titanium Metals Corp.	13,216	272,514
#	Tronox, Inc. Class B	983	4,335
*	U.S. Concrete, Inc.	8,100	32,319
* #	U.S. Gold Corp.	12,000	42,120
*	United States Lime & Minerals, Inc.	1,184	35,461
	United States Steel Corp.	11,620	1,260,189
*	Universal Stainless & Alloy Products, Inc.	2,200	66,858
	Valhi, Inc.	23,964	463,224
	Valspar Corp.	25,483	552,726
	Vulcan Materials Co.	6,412	449,481
* #	W.R. Grace & Co.	15,300	324,819
	Wausau Paper Corp.	8,610	67,502
	Wellman, Inc.	2,933	147
#	Westlake Chemical Corp.	12,216	197,166
	Weyerhaeuser Co.	19,745	1,208,394
*	Williams Industries, Inc.	100	224
#	Worthington Industries, Inc.	19,510	343,181
	Zep, Inc.	3,027	47,524
* #	Zoltek Companies, Inc.	7,134	163,226
Total Materials			68,043,451

Telecommunication Services — (2.4%)
	Alaska Communications Systems Group, Inc.	8,769	99,353
*	American Tower Corp.	25,765	990,407
*	Arbinet-thexchange, Inc.	8,200	41,000
	AT&T, Inc.	405,575	14,126,177
*	Cbeyond, Inc.	3,600	59,004
*	Centennial Communications Corp.	16,556	87,250
	CenturyTel, Inc.	23,310	843,589
*	Cincinnati Bell, Inc.	53,800	208,744
	Citizens Communications Co.	64,931	697,359
*	Cogent Communications Group, Inc.	5,800	112,984
	Consolidated Communications Holdings, Inc.	3,325	47,913
* #	Crown Castle International Corp.	36,715	1,325,044
	D&E Communications, Inc.	4,625	50,366
	Embarq Corp.	10,050	421,497
#	FairPoint Communications, Inc.	8,800	86,592
*	FiberTower Corp.	11,189	16,784
*	General Communications, Inc. Class A	9,610	55,642
	Hickory Tech Corp.	1,941	17,780
	IDT Corp.	200	1,170
#	IDT Corp. Class B	8,110	47,525
#	Iowa Telecommunications Services, Inc.	7,800	123,474
* #	LCC International, Inc. Class A	4,925	8,077
*	Leap Wireless International, Inc.	5,400	230,904
* #	Level 3 Communications, Inc.	79,128	176,455
*	NeuStar, Inc.	15,800	405,428
*	Nexstar Broadcasting Group, Inc.	500	3,700
* #	Nextwave Wireless, Inc.	21,993	118,542
* #	NII Holdings, Inc.	8,361	332,183
*	PAETEC Holding Corp.	10,987	84,820

65

*	Point.360	1,448	$2,534
*	Premiere Global Services, Inc.	12,800	180,864
	Qwest Communications International, Inc.	70,500	380,700
#	Regal Entertainment Group	28,000	552,440
*	Rural Cellular Corp. Class A	1,900	83,657
*	SBA Communications Corp.	13,500	419,175
	Shenandoah Telecommunications Co.	3,906	58,160
*	Spark Networks, Inc.	1,000	4,720
	Sprint Nextel Corp.	156,755	1,114,528
#	SureWest Communications	3,000	37,710
*	Syniverse Holdings, Inc.	9,700	164,415
	Telephone & Data Systems, Inc.	11,263	528,235
	Telephone & Data Systems, Inc. Special Shares	8,606	370,919
* #	Terrestar Corp.	18,200	98,098
*	Time Warner Telecom, Inc.	31,750	506,095
*	United States Cellular Corp.	8,343	525,609
*	USA Mobility, Inc.	5,184	54,432
	Verizon Communications, Inc.	273,607	9,937,406
	Warwick Valley Telephone Co.	804	8,981
	Windstream Corp.	12,379	145,577
*	Xeta Corp.	1,182	4,976
Total Telecommunication Services			35,998,994

Utilities — (3.1%)
*	AES Corp.	30,194	542,888
	AGL Resources, Inc.	12,600	436,968
	Allegheny Energy, Inc.	7,279	368,827
	ALLETE, Inc.	6,700	241,468
	Alliant Energy Corp.	7,500	260,550
#	Ameren Corp.	14,561	621,755
	American Electric Power Co., Inc.	23,893	977,702
	American States Water Co.	3,600	117,180
#	Aqua America, Inc.	27,467	522,972
*	Aquila, Inc.	42,600	138,876
	Artesian Resources Corp. Class A	870	16,426
	Atmos Energy Corp.	19,100	496,600
	Avista Corp.	11,500	209,760
#	Black Hills Corp.	7,700	275,352
* #	Cadiz, Inc.	900	13,428
#	California Water Service Group	3,200	120,384
	CenterPoint Energy, Inc.	21,416	314,387
	Central Vermont Public Service Corp.	1,800	43,110
	CH Energy Group, Inc.	3,400	121,652
	Chesapeake Utilities Corp.	1,547	44,337
	Cleco Corp.	11,700	268,047
#	CMS Energy Corp.	36,400	523,796
	Connecticut Water Services, Inc.	1,500	36,075
	Consolidated Edison, Inc.	17,423	712,426
	Constellation Energy Group	1,100	97,185
	Delta Natural Gas Co., Inc.	500	12,760
	Dominion Resources, Inc.	27,284	1,089,723
	DPL, Inc.	24,500	624,995

66

	DTE Energy Co.	12,259	$488,766
	Duke Energy Corp.	75,222	1,319,394
* #	Dynegy, Inc.	41,705	308,617
	Edison International	19,491	962,855
*	El Paso Electric Co.	9,900	202,554
	Empire District Electric Co.	7,400	151,774
	Energen Corp.	9,500	570,000
	Energy East Corp.	18,400	490,360
	Energy West, Inc.	450	4,230
#	EnergySouth, Inc.	1,103	55,988
	Entergy Corp.	8,957	920,242
* #	Environmental Power Corp.	700	3,451
#	Equitable Resources, Inc.	6,320	389,438
	Exelon Corp.	39,380	2,947,593
	FirstEnergy Corp.	14,101	953,087
	Florida Public Utilities Co.	1,100	13,145
	FPL Group, Inc.	18,340	1,105,719
	Great Plains Energy, Inc.	18,600	472,998
#	Hawaiian Electric Industries, Inc.	11,800	265,028
#	IDACORP, Inc.	6,300	187,740
	Integrys Energy Group, Inc.	12,262	563,684
	ITC Holdings Corp.	8,600	458,380
	Laclede Group, Inc.	4,200	143,430
*	Maine & Maritimes Corp.	200	6,440
	MDU Resources Group, Inc.	12,665	332,583
#	MGE Energy, Inc.	4,732	149,342
	Middlesex Water Co.	2,747	51,781
* #	Mirant Corp.	40,200	1,487,400
	National Fuel Gas Co.	11,455	538,958
	New Jersey Resources Corp.	4,700	216,247
	Nicor, Inc.	9,800	334,180
#	NiSource, Inc.	22,714	390,454
	Northeast Utilities, Inc.	12,900	327,273
	Northwest Natural Gas Co.	4,100	172,364
*	NRG Energy, Inc.	47,300	1,952,071
	NSTAR	23,100	713,790
	OGE Energy Corp.	19,600	636,412
	Oneok, Inc.	8,655	403,063
#	Ormat Technologies, Inc.	6,000	261,960
	Otter Tail Corp.	4,200	136,290
#	Pepco Holdings, Inc.	13,630	344,430
	PG&E Corp.	21,163	796,999
#	Piedmont Natural Gas Co.	11,100	273,060
	Pinnacle West Capital Corp.	6,355	225,920
	PNM Resources, Inc.	15,000	177,600
	Portland General Electric Co.	13,700	319,621
	PPL Corp.	17,510	794,604
	Progress Energy, Inc.	16,673	698,765
	Public Service Enterprise Group, Inc.	48,200	2,125,620
	Puget Energy, Inc.	19,000	507,300
	Questar Corp.	17,160	948,090
*	Reliant Energy, Inc.	68,200	1,554,960

67

	RGC Resources, Inc.	200	$5,550
	SCANA Corp.	8,247	312,314
	Sempra Energy	11,950	634,904
	Sierra Pacific Resources	50,400	650,664
#	SJW Corp.	5,400	163,188
	South Jersey Industries, Inc.	5,300	181,101
	Southern Co.	33,955	1,172,466
	Southern Union Co.	23,700	609,564
	Southwest Gas Corp.	9,300	237,987
#	Southwest Water Co.	6,920	75,912
	TECO Energy, Inc.	34,016	509,560
	UGI Corp.	17,100	437,931
	UIL Holdings Corp.	5,533	162,615
	Unisource Energy Corp.	7,210	170,517
	Unitil Corp.	1,052	28,194
	Vectren Corp.	16,500	425,205
	Westar Energy, Inc.	21,600	490,968
	WGL Holdings, Inc.	8,200	255,758
	Wisconsin Energy Corp.	8,206	357,946
	Xcel Energy, Inc.	27,011	535,358
	York Water Co.	2,711	41,749
Total Utilities			46,565,130

TOTAL COMMON STOCKS			1,270,569,691

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	157	172
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	110	—
*	Security Bank Corp. Rights 03/10/08	3,302	185
TOTAL RIGHTS/WARRANTS			357

TEMPORARY CASH INVESTMENTS — (0.8%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	10,972,285	10,972,285

68

	Face Amount
	(000)

SECURITIES LENDING COLLATERAL — (13.9%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $223,140,434 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 07/01/47, valued at $186,935,090) to be repurchased at $181,538,019	$181,490	$181,490,378
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $8,020,514 FNMA 6.000%, 12/01/37, valued at $8,097,682) to be repurchased at $7,828,041	7,826	7,825,987
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $22,720,000 FNMA 6.126%(r), 10/01/36, valued at $18,699,755) to be repurchased at $18,158,121	18,153	18,153,325

TOTAL SECURITIES LENDING COLLATERAL		$207,469,690

TOTAL INVESTMENTS - (100.0%)
(Cost $1,543,081,026)##		$1,489,012,023

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,281,541,555
Level 2 – Other Significant Observable Inputs	207,470,468
Level 3 – Significant Unobservable Inputs	—
Total	$1,489,012,023

69

U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.6%)
Consumer Discretionary — (11.0%)
*	1-800-FLOWERS.COM, Inc.	18,695	$150,308
*	4Kids Entertainment, Inc.	6,000	71,040
* #	99 Cents Only Stores	26,700	248,043
*	A.C. Moore Arts & Crafts, Inc.	15,324	131,327
	Aaron Rents, Inc.	29,300	574,866
	Aaron Rents, Inc. Class A	3,344	61,028
#	Abercrombie & Fitch Co.	6,200	480,686
* #	AbitibiBowater Canada, Inc.	10,244	106,025
*	Acme Communications, Inc.	9,330	27,430
	Acme United Corp.	1,702	22,994
	Advance Auto Parts, Inc.	53,000	1,777,620
* #	Aeropostale, Inc.	14,029	376,819
*	AFC Enterprises, Inc.	7,200	54,360
*	Aftermarket Technology Corp.	18,944	355,200
*	AH Belo Corp. Series A	15,045	183,098
	Aldila, Inc.	4,118	66,917
*	Alloy, Inc.	6,760	51,984
*	Amazon.com, Inc.	15,959	1,028,877
	Ambassadors Group, Inc.	1,200	21,528
* #	AMDL, Inc.	1,400	4,270
	American Axle & Manufacturing Holdings, Inc.	41,700	820,656
*	American Biltrite, Inc.	500	3,625
	American Eagle Outfitters, Inc.	81,550	1,742,723
#	American Greetings Corp. Class A	29,700	558,954
*	America’s Car-Mart, Inc.	8,700	94,830
#	Ameristar Casinos, Inc.	39,773	771,198
*	AnnTaylor Stores Corp.	38,500	924,770
*	Apollo Group, Inc. Class A	15,844	972,505
	Arbitron, Inc.	7,553	316,622
#	Arctic Cat, Inc.	9,060	68,494
	Ark Restaurants Corp.	2,168	66,774
#	ArvinMeritor, Inc.	36,600	413,214
	Asbury Automotive Group, Inc.	23,072	323,469
*	Audible, Inc.	12,936	148,117
*	Audiovox Corp. Class A	1,100	9,900
*	AutoNation, Inc.	139,008	2,025,347
*	Autozone, Inc.	5,600	644,448
* #	Avatar Holdings, Inc.	6,328	272,610
*	Bakers Footwear Group, Inc.	2,149	4,556
*	Ballantyne of Omaha, Inc.	8,388	41,353
* #	Bally Technologies, Inc.	13,500	511,785
#	Barnes & Noble, Inc.	42,722	1,201,343
*	Barry (R.G.) Corp.	5,567	44,425

1

	Beasley Broadcast Group, Inc.	5,114	$28,383
	Bebe Stores, Inc.	55,676	679,804
* #	Bed Bath and Beyond, Inc.	101,000	2,862,340
	Belo Corp. Class A	75,229	885,445
*	Benihana, Inc.	3,594	39,822
*	Benihana, Inc. Class A	5,026	53,828
	Best Buy Co., Inc.	19,568	841,620
#	Big 5 Sporting Goods Corp.	3,500	32,375
* #	Big Dog Holdings, Inc.	4,714	50,063
*	Big Lots, Inc.	50,275	847,134
* #	BJ’s Restaurants, Inc.	22,470	304,693
	Black & Decker Corp.	20,700	1,423,539
#	Blockbuster, Inc. Class A	103,622	315,011
*	Blockbuster, Inc. Class B	53,203	147,372
* #	Blue Nile, Inc.	5,300	234,048
* #	Bluegreen Corp.	1,300	10,998
	Blyth, Inc.	20,600	408,498
	Bob Evans Farms, Inc.	21,920	634,584
#	Bon-Ton Stores, Inc.	8,700	49,764
	Books-A-Million, Inc.	14,030	116,309
#	Borders Group, Inc.	7,072	65,487
	BorgWarner, Inc.	36,900	1,590,759
	Bowl America, Inc. Class A	962	14,815
#	Boyd Gaming Corp.	57,300	1,208,457
*	Bright Horizons Family Solutions, Inc.	11,100	499,278
	Brinker International, Inc.	52,890	975,292
	Brown Shoe Company, Inc.	34,927	512,728
#	Brunswick Corp.	48,068	783,028
	Buckle, Inc.	21,050	955,670
* #	Buffalo Wild Wings, Inc.	6,322	146,481
* #	Build-A-Bear-Workshop, Inc.	12,100	140,602
#	Building Materials Holding Corp.	3,272	18,912
#	Bunge, Ltd.	25,800	2,859,672
	Burger King Holdings, Inc.	27,600	708,216
* #	Cabela’s, Inc.	37,100	502,705
*	Cablevision Systems New York Group Class A	8,000	214,320
*	Cache, Inc.	12,100	120,516
* #	California Coastal Communities, Inc.	6,342	32,408
* #	California Pizza Kitchen, Inc.	17,400	242,556
	Callaway Golf Co.	55,300	842,772
	Canterbury Park Holding Corp.	1,959	19,786
* #	Career Education Corp.	50,298	746,925
* #	CarMax, Inc.	83,100	1,525,716
#	Carmike Cinemas, Inc.	8,500	61,455
#	Carnival Corp.	127,100	5,001,385
*	Carriage Services, Inc.	12,214	96,491
*	Carter’s, Inc.	35,900	553,937
* #	Casual Male Retail Group, Inc.	7,100	27,406
	Cato Corp. Class A	19,700	308,502

2

*	Cavalier Homes, Inc.	11,687	$19,868
* #	Cavco Industries, Inc.	4,599	151,491
	CBRL Group, Inc.	12,395	451,426
	CBS Corp. Class A	6,831	155,747
	CBS Corp. Class B	162,200	3,701,404
* #	CEC Entertainment, Inc.	16,908	453,642
#	Centex Corp.	25,900	574,721
* #	Champion Enterprises, Inc.	57,580	511,310
	Charles and Colvard, Ltd.	4,375	5,600
*	Charlotte Russe Holding, Inc.	11,400	221,958
* #	Charter Communications, Inc.	162,925	156,734
*	Cheesecake Factory, Inc.	50,808	1,062,395
#	Cherokee, Inc.	8,805	298,049
*	Chicos FAS, Inc.	14,081	131,094
*	Chipotle Mexican Grill, Inc. Class B	3,900	335,088
	Choice Hotels International, Inc.	16,200	525,690
	Christopher & Banks Corp.	20,416	220,493
*	Chromcraft Revington, Inc.	1,085	4,882
	Churchill Downs, Inc.	11,420	519,953
#	Circuit City Stores, Inc.	27,900	123,318
#	Citadel Broadcasting Co.	79,015	82,966
* #	Citi Trends, Inc.	7,900	114,629
#	CKE Restaurants, Inc.	39,891	441,992
*	CKX, Inc.	30,161	269,036
	Clear Channel Communications, Inc.	38,588	1,234,816
*	Coach, Inc.	14,457	438,336
	Coachmen Industries, Inc.	800	3,544
	Coast Distribution System, Inc.	944	5,098
	Cobra Electronics Corp.	3,055	14,633
* #	Coinstar, Inc.	17,125	499,365
*	Coldwater Creek, Inc.	10,150	56,129
	Collectors Universe, Inc.	7,769	72,329
#	Columbia Sportswear Co.	25,500	1,053,915
*	Comcast Corp. Class A	536,742	10,487,939
*	Comcast Corp. Special Class A Non-Voting	255,484	4,943,615
*	Concord Camera Corp.	2,039	8,910
* #	Conn’s, Inc.	16,000	204,000
#	Cooper Tire & Rubber Co.	49,860	900,970
* #	Corinthian Colleges, Inc.	63,899	507,997
	Courier Corp.	12,483	339,662
*	Cox Radio, Inc.	29,900	328,601
#	CPI Corp.	2,685	44,517
	Craftmade International, Inc.	2,141	20,404
* #	Crown Media Holdings, Inc.	34,165	189,274
* #	CSK Auto Corp.	16,722	151,669
	CSS Industries, Inc.	8,300	289,753
*	Culp, Inc.	10,400	75,920
* #	Cumulus Media, Inc. Class A	8,222	45,221
*	Cybex International, Inc.	8,781	35,563
*	Cycle Country Accessories Corp.	554	1,086
	Darden Restaurants, Inc.	9,600	295,968
*	Deckers Outdoor Corp.	6,300	697,032

3

	Decorator Industries, Inc.	452	$2,016
*	dELiA*s, Inc.	1,343	2,673
	Delta Apparel, Inc.	3,378	29,963
*	Design Within Reach, Inc.	7,449	17,952
	DeVry, Inc.	25,900	1,138,046
*	DG Fastchannel, Inc.	10,832	218,698
*	Dick’s Sporting Goods, Inc.	17,200	474,376
*	Diedrich Coffee, Inc.	3,885	12,354
#	Dillards, Inc. Class A	56,644	837,765
*	Directed Electronics, Inc.	700	1,540
*	Discovery Holding Co. Class A	143,919	3,248,252
*	Discovery Holding Co. Class B	4,395	112,072
*	DISH Network Corp. Class A	9,200	272,780
	Disney (Walt) Co.	453,812	14,708,047
*	Dixie Group, Inc.	4,224	37,213
*	Dollar Tree Stores, Inc.	49,400	1,325,402
*	Dorman Products, Inc.	11,143	117,001
#	Dover Downs Gaming & Entertainment, Inc.	10,000	91,200
	Dover Motorsports, Inc.	9,256	63,959
*	DreamWorks Animation SKG, Inc.	58,400	1,482,192
*	Drew Industries, Inc.	16,400	442,144
*	drugstore.com, Inc.	36,433	102,012
	DRYCLEAN USA, Inc.	100	106
*	Duckwall-ALCO Stores, Inc.	100	1,567
	E.W. Scripps Co.	42,355	1,769,168
#	Eastman Kodak Co.	96,615	1,640,523
	Educational Development Corp.	1,500	8,430
*	Einstein Noah Restaurant Group, Inc.	1,400	21,574
*	EMAK Worldwide, Inc.	1,200	1,200
*	Emerson Radio Corp.	15,028	16,230
	Emmis Communications Corp. Class A	21,152	62,610
* #	Enova Systems, Inc.	780	3,510
#	Entercom Communications Corp.	21,172	236,491
*	Entravision Communications Corp.	47,872	277,658
* #	Escala Group, Inc.	3,900	11,076
	Escalade, Inc.	5,107	46,474
#	Ethan Allen Interiors, Inc.	21,600	588,384
*	Expedia, Inc.	106,061	2,431,979
	Family Dollar Stores, Inc.	72,000	1,378,800
*	Famous Dave’s of America, Inc.	6,844	69,467
*	Finlay Enterprises, Inc.	3,903	3,630
*	Fisher Communications, Inc.	7,660	239,911
*	Flanigan’s Enterprises, Inc.	1,000	8,050
* #	Fleetwood Enterprises, Inc.	36,272	154,519
	Flexsteel Industries, Inc.	3,946	52,008
#	Foot Locker, Inc.	91,700	1,127,910
*	Ford Motor Co.	529,600	3,458,288
	Fortune Brands, Inc.	51,543	3,349,264
*	Fossil, Inc.	38,926	1,252,639
*	Fountain Powerboat Industries, Inc.	1,071	1,606
*	Franklin Covey Co.	12,395	95,689
*	Franklin Electronic Publishers, Inc.	1,643	3,598

4

*	Frederick’s of Hollywood Group	3,466	$11,299
#	Fred’s, Inc.	20,700	181,746
	Frisch’s Restaurants, Inc.	3,138	67,781
	FTD Group, Inc.	17,200	237,188
*	Fuel Systems Solutions, Inc.	13,250	137,005
*	Full House Resorts, Inc.	4,730	10,548
#	Furniture Brands International, Inc.	38,259	497,367
*	Gaiam, Inc.	12,578	267,660
*	GameStop Corp. Class A	17,400	737,064
*	GameTech International, Inc.	7,286	42,405
* #	Gaming Partners International Corp.	3,476	26,661
* #	Gander Mountain Co.	15,347	86,711
	Gannett Co., Inc.	91,206	2,749,861
	Gap, Inc.	92,800	1,871,776
*	Gaylord Entertainment Co.	34,412	1,035,457
* #	Gemstar-TV Guide International, Inc.	177,138	839,634
#	General Motors Corp.	64,700	1,506,216
* #	Genesco, Inc.	11,900	356,405
* #	Gentek, Inc.	6,070	166,925
	Gentex Corp.	93,765	1,511,492
	Genuine Parts Co.	64,000	2,640,000
*	Getty Images, Inc.	34,572	1,111,836
*	G-III Apparel Group, Ltd.	14,853	194,426
*	Goodyear Tire & Rubber Co.	70,800	1,918,680
*	Gottschalks, Inc.	9,394	21,606
#	Gray Television, Inc.	21,895	126,991
	Gray Television, Inc. Class A	3,160	21,646
*	Great Wolf Resorts, Inc.	23,500	161,445
#	Group 1 Automotive, Inc.	9,700	237,650
* #	GSI Commerce, Inc.	24,600	355,962
#	Guess?, Inc.	13,874	570,638
* #	Gymboree Corp.	13,800	546,342
#	H&R Block, Inc.	31,000	578,150
*	Hampshire Group, Ltd.	1,000	12,000
#	Handleman Co.	12,938	16,949
*	Hanesbrands, Inc.	1,137	33,087
#	Harley-Davidson, Inc.	7,846	291,557
	Harman International Industries, Inc.	4,500	185,400
*	Harris Interactive, Inc.	17,312	46,916
#	Harte-Hanks, Inc.	42,244	714,346
*	Hartmarx Corp.	7,100	17,750
#	Hasbro, Inc.	95,478	2,460,468
*	Hastings Entertainment, Inc.	2,673	21,919
#	Haverty Furniture Co., Inc.	16,026	157,375
	Haverty Furniture Co., Inc. Class A	1,200	11,700
*	Hawk Corp.	5,175	96,772
*	Hayes Lemmerz International, Inc.	65,769	209,145
	Hearst-Argyle Television, Inc.	27,775	611,050
* #	Hibbett Sporting Goods, Inc.	12,700	200,660
*	Hollywood Media Corp.	18,149	48,276
#	Home Depot, Inc.	380,845	10,111,435
* #	Home Solutions of America, Inc.	30,800	12,628

5

#	Hooker Furniture Corp.	7,200	$147,528
*	Hot Topic, Inc.	8,272	37,968
*	IAC/InterActiveCorp.	138,804	2,762,200
*	Iconix Brand Group, Inc.	49,500	1,028,610
	Idearc, Inc.	12,372	59,633
#	IHOP Corp.	10,908	499,368
	ILX Resorts, Inc.	1,389	7,848
*	Image Entertainment, Inc.	8,457	18,098
*	Infosonics Corp.	4,740	6,304
	Interactive Data Corp.	53,800	1,574,188
	Interface, Inc. Class A	31,212	523,113
	International Game Technology	28,687	1,295,218
	International Speedway Corp. Class A	24,769	986,797
*	Interpublic Group of Companies, Inc.	153,009	1,318,938
*	Interstate Hotels & Resorts, Inc.	17,100	84,987
* #	INVESTools, Inc.	21,100	244,127
* #	iRobot Corp.	17,103	313,327
* #	Isle of Capri Casinos, Inc.	16,000	144,800
* #	ITT Educational Services, Inc.	5,900	325,798
	J. Alexander’s Corp.	4,896	37,895
	J.C. Penney Co., Inc.	17,700	817,917
*	Jack in the Box, Inc.	39,874	1,047,490
	Jackson Hewitt Tax Service, Inc.	23,200	485,576
*	Jaclyn, Inc.	698	5,636
*	Jakks Pacific, Inc.	21,558	602,546
* #	Jarden Corp.	56,605	1,363,614
*	Jennifer Convertibles, Inc.	1,300	2,665
*	Jo-Ann Stores, Inc.	19,100	315,150
	Johnson Controls, Inc.	150,552	4,947,139
	Johnson Outdoors, Inc.	5,589	103,396
	Jones Apparel Group, Inc.	67,948	958,746
* #	Jos. A. Bank Clothiers, Inc.	11,625	264,817
	Journal Communications, Inc. Class A	14,500	99,905
#	Journal Register Co.	21,056	21,056
	Kenneth Cole Productions, Inc. Class A	9,800	145,726
	Kimball International, Inc. Class B	11,600	121,220
* #	Knology, Inc.	13,900	169,858
*	Kohl’s Corp.	14,304	635,670
*	Kona Grill, Inc.	5,400	52,542
	Koss Corp.	800	15,560
*	KSW, Inc.	3,630	23,196
#	K-Swiss, Inc. Class A	19,500	282,945
	LaCrosse Footwear, Inc.	3,415	57,201
*	Lakeland Industries, Inc.	3,775	39,675
* #	Lakes Entertainment, Inc.	7,785	45,776
	Lamar Advertising Co.	10,500	400,155
#	Landry’s Restaurants, Inc.	1,100	19,503
* #	Las Vegas Sands Corp.	16,700	1,391,110
*	Lazare Kaplan International, Inc.	3,467	34,670
#	La-Z-Boy, Inc.	33,064	278,730
*	Leapfrog Enterprises, Inc.	18,600	106,020
* #	Lear Corp.	53,300	1,470,014

6

#	Lee Enterprises, Inc.	18,653	$192,312
	Leggett & Platt, Inc.	140,889	2,352,846
*	Lenox Group, Inc.	9,389	17,370
#	Libbey, Inc.	10,000	155,500
*	Liberty Global, Inc. Class A	59,152	2,224,115
*	Liberty Global, Inc. Series C	20,897	732,858
*	Liberty Media Holding Corp. Capital Class A	30,626	3,555,985
*	Liberty Media Holding Corp. Capital Class B	994	119,369
*	Liberty Media Holding Corp. Interactive Class A	323,985	4,652,425
*	Liberty Media Holding Corp. Interactive Class B	8,374	119,916
* #	LIFE TIME FITNESS, Inc.	21,544	626,069
#	Lifetime Brands, Inc.	10,482	108,279
#	Limited Brands, Inc.	98,472	1,501,698
*	Lin TV Corp.	18,600	191,022
*	Lincoln Educational Services	16,091	193,092
#	Lithia Motors, Inc. Class A	9,753	100,261
*	Live Nation, Inc.	41,487	492,451
	Liz Claiborne, Inc.	23,083	410,416
* #	LKQ Corp.	79,100	1,680,084
* #	Lodgenet Entertainment Corp.	7,407	68,959
*	Lodgian, Inc.	17,700	158,415
	Lowe’s Companies, Inc.	301,200	7,219,764
*	Luby’s, Inc.	24,252	221,906
*	Mace Security International, Inc.	4,449	7,786
	Macy’s, Inc.	116,800	2,882,624
*	Maidenform Brands, Inc.	13,566	167,811
#	Marine Products Corp.	24,487	179,245
* #	MarineMax, Inc.	9,000	110,520
	Marriott International, Inc. Class A	35,053	1,195,307
* #	Martha Stewart Living Omnimedia, Inc.	4,706	33,130
* #	Marvel Entertainment, Inc.	12,600	316,890
	Mattel, Inc.	139,920	2,703,254
#	Matthews International Corp. Class A	21,500	964,490
*	Max & Erma’s Restaurants, Inc.	1,037	2,707
*	McCormick & Schmick’s Seafood Restaurants, Inc.	500	5,420
	McDonald’s Corp.	92,088	4,982,882
	McGraw-Hill Companies, Inc.	13,129	537,370
	MDC Holdings, Inc.	31,700	1,327,596
*	Meade Instruments Corp.	1,100	1,683
#	Media General, Inc. Class A	13,300	207,480
* #	Mediacom Communications Corp.	25,934	113,332
	Meredith Corp.	22,100	958,035
*	Meritage Hospitality Group, Inc.	299	688
*	MGM Mirage	44,780	2,758,000
*	Midas, Inc.	3,500	52,955
	Modine Manufacturing Co.	24,900	310,752
* #	Mohawk Industries, Inc.	36,800	2,627,888
	Monaco Coach Corp.	18,600	181,908
*	Monarch Casino & Resort, Inc.	15,635	259,854
	Monro Muffler Brake, Inc.	17,157	287,380
* #	Morgans Hotel Group	14,135	216,831
* #	Morningstar, Inc.	9,805	639,188

7

*	Morton’s Restaurant Group, Inc.	900	$6,975
*	Mothers Work, Inc.	1,286	25,797
	Movado Group, Inc.	14,424	277,806
* #	MTR Gaming Group, Inc.	14,467	81,594
* #	Multimedia Games, Inc.	17,004	119,028
*	Nathan’s Famous, Inc.	3,449	54,839
*	National Lampoon, Inc.	3,300	6,435
	National Presto Industries, Inc.	6,000	314,400
#	Nautilus Group, Inc.	14,800	62,012
* #	Navarre Corp.	13,700	22,605
* #	Netflix, Inc.	28,341	895,009
*	Nevada Gold & Casinos, Inc.	1,700	2,499
	New Frontier Media, Inc.	16,165	81,633
* #	New Motion, Inc.	5,330	27,183
	Newell Rubbermaid, Inc.	106,472	2,416,914
	News Corp. Class A	244,409	4,499,570
	News Corp. Class B	112,751	2,154,672
#	NIKE, Inc. Class B	16,700	1,005,340
*	Nobel Learning Communities, Inc.	3,445	44,992
	Nobility Homes, Inc.	1,323	21,962
#	Noble International, Ltd.	20,638	225,161
#	Nordstrom, Inc.	20,772	769,187
* #	Nutri/System, Inc.	5,100	72,981
* #	NVR, Inc.	2,654	1,434,965
* #	Office Depot, Inc.	21,300	242,181
	OfficeMax, Inc.	33,644	715,608
	Omnicom Group, Inc.	14,480	646,822
*	Orange 21, Inc.	500	2,165
#	Orleans Homebuilders, Inc.	8,707	43,622
	O’Charleys, Inc.	15,500	174,995
*	O’Reilly Automotive, Inc.	92,916	2,505,015
*	Outdoor Channel Holdings, Inc.	21,740	159,789
* #	Overstock.com, Inc.	5,800	59,450
#	Oxford Industries, Inc.	7,500	158,550
*	P & F Industries, Inc. Class A	1,381	9,632
* #	Pacific Sunwear of California, Inc.	50,732	566,169
* #	Palm Harbor Homes, Inc.	16,598	83,654
* #	Panera Bread Co.	19,844	741,570
* #	Papa John’s International, Inc.	8,600	224,890
* #	PC Mall, Inc.	10,475	83,905
*	Penn National Gaming, Inc.	30,400	1,393,232
	Pennichuck Corp.	200	4,600
#	Penske Automotive Group, Inc.	81,200	1,464,848
*	Perry Ellis International, Inc.	5,100	99,909
* #	PetMed Express, Inc.	19,700	225,565
	PETsMART, Inc.	69,796	1,502,708
	Phillips-Van Heusen Corp.	36,872	1,346,197
*	Phoenix Footwear Group, Inc.	4,509	8,251
*	Pinnacle Entertainment, Inc.	44,224	692,548
* #	Playboy Enterprises, Inc. Class A	812	6,715
* #	Playboy Enterprises, Inc. Class B	24,304	195,890
* #	PokerTek, Inc.	2,300	11,385

8

#	Polaris Industries, Inc.	11,600	$442,888
	Polo Ralph Lauren Corp.	5,100	317,169
*	Pomeroy IT Solutions, Inc.	3,300	21,681
* #	Premier Exhibitions, Inc.	6,900	32,982
	Pre-Paid Legal Services, Inc.	3,300	157,245
* #	Priceline.com, Inc.	8,800	1,003,376
#	PRIMEDIA, Inc.	16,466	127,118
* #	Princeton Review, Inc.	20,981	174,142
* #	Progressive Gaming International Corp.	34,600	88,922
*	Proliance International, Inc.	5,180	14,400
*	QEP Co., Inc.	670	6,184
* #	Quaker Fabric Corp.	200	4
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	4,200	2,940
*	Quiksilver, Inc.	76,600	689,400
* #	R.H. Donnelley Corp.	31,065	220,251
*	Radio One, Inc. Class D	56,214	70,830
	RadioShack Corp.	18,116	316,124
* #	Rainmaker Systems, Inc.	17,083	49,028
*	RC2 Corp.	11,900	220,745
#	RCN Corp.	24,072	267,199
*	Reading International, Inc. Class A	8,426	80,131
*	Reading International, Inc. Class B	300	3,000
*	Red Lion Hotels Corp.	17,388	139,278
* #	Red Robin Gourmet Burgers, Inc.	12,500	416,625
* #	RedEnvelope, Inc.	2,700	4,590
*	Regent Communications, Inc.	1,660	1,511
	Regis Corp.	24,700	618,735
*	Rentrak Corp.	8,208	91,109
*	Restoration Hardware, Inc.	15,600	67,548
* #	Retail Ventures, Inc.	13,600	91,528
*	Rex Stores Corp.	600	11,142
* #	Rockford Corp.	1,653	2,215
* #	Rocky Brands, Inc.	3,043	17,254
	Ross Stores, Inc.	75,681	2,107,716
*	Rubio’s Restaurants, Inc.	6,175	40,631
	Ruby Tuesday, Inc.	19,917	141,610
	Russ Berrie & Co., Inc.	4,300	56,158
* #	Ruth’s Chris Steak House, Inc.	5,601	39,151
	Ryland Group, Inc.	22,400	633,696
*	Saga Communications, Inc. Class A	13,981	81,369
#	Saks, Inc.	55,578	864,794
	Salem Communications Corp.	12,725	41,992
*	Sally Beauty Holdings, Inc.	11,272	86,231
	Sauer-Danfoss, Inc.	34,875	741,442
*	Scholastic Corp.	21,700	756,679
*	Scientific Games Corp.	12,172	251,595
#	Sealy Corp.	21,600	196,776
* #	Sears Holdings Corp.	35,176	3,363,529
	Service Corp. International	192,843	2,082,704
	Sherwin-Williams Co.	12,300	636,894
	Shiloh Industries, Inc.	8,508	79,295

9

* #	Shuffle Master, Inc.	4,000	$32,960
*	Silverleaf Resorts, Inc.	13,932	46,254
	Sinclair Broadcast Group, Inc. Class A	37,716	348,119
* #	Sirius Satellite Radio, Inc.	51,500	146,260
*	Skechers U.S.A., Inc. Class A	16,600	353,414
	Skyline Corp.	6,800	191,760
* #	Smith & Wesson Holding Corp.	10,000	51,200
	Snap-On, Inc.	39,897	1,991,658
	Sonesta International Hotels Corp. Class A	238	6,990
	Sonic Automotive, Inc.	23,287	414,043
*	Sonic Corp.	28,053	598,370
	Sotheby’s Class A	10,400	350,688
* #	Source Interlink Companies, Inc.	15,200	25,688
* #	Spanish Broadcasting System, Inc.	29,326	43,989
#	Spartan Motors, Inc.	20,665	168,006
	Speedway Motorsports, Inc.	32,297	943,072
*	Sport Chalet, Inc. Class A	8,108	36,081
*	Sport Chalet, Inc. Class B	525	2,257
	Sport Supply Group, Inc.	6,488	73,704
	Stage Stores, Inc.	30,650	388,029
*	Stamps.com, Inc.	15,100	133,635
#	Standard Motor Products, Inc.	11,800	87,438
	Stanley Furniture, Inc.	1,496	19,687
	Staples, Inc.	53,572	1,191,977
*	Starbucks Corp.	33,938	609,866
	Starwood Hotels & Resorts Worldwide, Inc.	17,000	804,610
*	Steinway Musical Instruments, Inc.	2,791	68,966
*	Steven Madden, Ltd.	11,579	194,990
#	Stewart Enterprises, Inc.	3,700	22,089
*	Stoneridge, Inc.	14,986	161,549
	Strattec Security Corp.	2,177	81,333
	Strayer Education, Inc.	4,100	638,370
	Sturm Ruger & Co., Inc.	14,368	113,507
*	Sun-Times Media Group, Inc. Class A	27,900	24,552
#	Superior Industries International, Inc.	14,100	244,776
	Superior Uniform Group, Inc.	5,033	49,827
	Syms Corp.	1,300	17,485
* #	Syntax-Brillian Corp.	27,100	19,255
#	Systemax, Inc.	27,611	299,027
#	Tandy Brand Accessories, Inc.	5,800	35,264
*	Tandy Leather Factory, Inc.	4,833	13,291
	Target Corp.	76,292	4,013,722
* #	Tarragon Corp.	16,819	29,433
*	Tarrant Apparel Group	9,957	7,966
#	Tempur-Pedic International, Inc.	13,364	232,801
*	Tenneco Automotive, Inc.	33,800	853,450
* #	Texas Roadhouse, Inc.	37,440	348,192
* #	The Children’s Place Retail Stores, Inc.	10,100	215,736
*	The DIRECTV Group, Inc.	54,400	1,362,720
*	The Dress Barn, Inc.	25,417	334,996
*	The Hallwood Group, Inc.	797	52,219
	The Marcus Corp.	13,800	219,972

10

#	The McClatchey Co.	18,784	$180,326
#	The Men’s Wearhouse, Inc.	33,700	776,448
#	The New York Times Co. Class A	70,689	1,316,936
	The Pep Boys - Manny, Moe & Jack	25,672	293,688
	The Stanley Works	27,600	1,339,704
* #	The Steak n Shake Co.	21,794	181,762
	The TJX Companies, Inc.	37,844	1,211,008
#	Thor Industries, Inc.	40,568	1,236,513
	Tiffany & Co.	51,744	1,947,644
*	Timberland Co. Class A	11,672	175,313
	Time Warner, Inc.	941,120	14,690,883
* #	TiVo, Inc.	23,332	202,522
*	Toll Brothers, Inc.	51,000	1,081,710
*	Tractor Supply Co.	25,900	969,696
#	Triarc Companies, Inc. Class A	9,209	79,934
	Triarc Companies, Inc. Class B	11,900	100,198
*	Triple Crown Media, Inc.	1,900	7,505
* #	True Religion Apparel, Inc.	14,900	304,407
* #	Trump Entertainment Resorts, Inc.	16,000	64,320
*	TRW Automotive Holdings Corp.	62,962	1,390,201
	Tupperware Corp.	28,324	1,033,260
*	Tween Brands, Inc.	18,900	559,440
*	Under Armour, Inc. Class A	5,200	191,464
*	Unifi, Inc.	54,816	155,677
	Unifirst Corp.	9,954	384,523
*	Universal Electronics, Inc.	9,836	223,277
* #	Universal Technical Institute, Inc.	11,500	143,750
* #	Urban Outfitters, Inc.	11,700	336,726
	V.F. Corp.	36,900	2,805,876
* #	Vail Resorts, Inc.	25,100	1,135,775
*	Valassis Communications, Inc.	30,300	339,966
	Value Line, Inc.	1,500	63,660
* #	ValueVision Media, Inc. Class A	17,572	92,429
*	Varsity Group, Inc.	26	5
* #	VCG Holding Corp.	8,900	93,895
*	Viacom, Inc. Class A	2,853	113,549
*	Viacom, Inc. Class B	36,600	1,454,850
	Virco Manufacturing Corp.	8,180	48,589
	Virgin Media, Inc.	12,250	183,750
#	Visteon Corp.	39,700	138,950
*	Volcom, Inc.	4,999	98,830
*	Voyager Learning Co.	11,944	83,608
	WABCO Holdings, Inc.	5,300	221,434
*	Warnaco Group, Inc.	33,072	1,242,184
	Warner Music Group Corp.	14,000	84,000
	Washington Post Co.	1,925	1,393,700
	Weight Watchers International, Inc.	18,000	846,000
*	Wells-Gardner Electronics Corp.	2,835	4,252
	Wendy’s International, Inc.	45,299	1,099,860
* #	West Marine, Inc.	9,600	77,472
	Westwood One, Inc.	32,200	56,994
	Weyco Group, Inc.	5,715	154,476

11

#	Whirlpool Corp.	41,555	$3,505,995
	Wiley (John) & Sons, Inc. Class A	30,578	1,115,485
#	Wiley (John) & Sons, Inc. Class B	1,468	54,301
*	Williams Controls, Inc.	1,900	28,937
#	Williams-Sonoma, Inc.	85,662	2,001,064
*	Wilsons The Leather Experts, Inc.	3,000	2,010
*	Winmark Corp.	795	15,892
#	Winnebago Industries, Inc.	12,100	242,847
* #	WMS Industries, Inc.	28,729	1,090,840
	Wolverine World Wide, Inc.	36,407	964,785
#	World Wrestling Entertainment, Inc.	15,561	275,430
	Wyndham Worldwide Corp.	77,401	1,715,980
	Wynn Resorts, Ltd.	10,900	1,097,630
#	Xerium Technologies, Inc.	11,600	58,116
*	XM Satellite Radio Holdings, Inc.	37,300	440,140
*	Young Broadcasting, Inc. Class A	7,739	6,114
	Yum! Brands, Inc.	23,904	823,493
* #	Zale Corp.	25,800	498,456
* #	Zumiez, Inc.	8,000	140,640
Total Consumer Discretionary			361,173,223

Consumer Staples — (6.7%)
#	Alberto-Culver Co.	68,972	1,848,450
#	Alico, Inc.	4,684	191,341
*	Alliance One International, Inc.	57,572	282,103
	Altria Group, Inc.	154,900	11,329,386
#	American Italian Pasta Co.	5,900	29,500
#	Andersons, Inc.	13,012	601,935
	Anheuser-Busch Companies, Inc.	34,500	1,624,605
	Archer-Daniels-Midland Co.	158,839	7,163,639
	Arden Group, Inc. Class A	1,742	231,721
	Avon Products, Inc.	20,122	765,843
* #	BJ’s Wholesale Club, Inc.	47,669	1,504,434
*	Boston Beer Co., Inc. Class A	5,857	208,861
*	Bridgford Foods Corp.	5,398	33,252
	Brown-Forman Corp. Class A	2,400	161,760
#	Brown-Forman Corp. Class B	6,500	414,505
*	Cagle’s, Inc. Class A	1,262	10,197
	Calavo Growers, Inc.	7,780	149,143
#	Cal-Maine Foods, Inc.	12,345	425,902
	Campbell Soup Co.	37,516	1,211,392
* #	Caribou Coffee Co.	5,190	13,494
	Casey’s General Stores, Inc.	42,072	1,053,904
	CCA Industries, Inc.	1,800	16,740
*	Central European Distribution Corp.	21,967	1,278,040
* #	Central Garden & Pet Co.	14,100	69,513
*	Central Garden & Pet Co. Class A	15,800	69,520
* #	Chattem, Inc.	5,200	405,080
#	Chiquita Brands International, Inc.	33,700	689,839
	Church & Dwight Co., Inc.	36,600	1,956,636
	Clorox Co.	12,900	750,651
	Coca-Cola Bottling Co. Consolidated	2,307	126,170

12

	Coca-Cola Co.	95,213	$5,566,152
	Coca-Cola Enterprises, Inc.	259,919	6,349,821
	Colgate-Palmolive Co.	21,698	1,651,001
	ConAgra, Inc.	135,600	2,996,760
*	Constellation Brands, Inc. Class A	102,800	1,974,788
*	Constellation Brands, Inc. Class B	5,807	111,494
	Corn Products International, Inc.	60,177	2,209,098
	Costco Wholesale Corp.	35,000	2,167,200
*	Cuisine Solutions, Inc.	3,822	14,524
	CVS Caremark Corp.	333,685	13,474,200
*	Darling International, Inc.	42,457	590,152
	Dean Foods Co.	78,228	1,683,467
	Del Monte Foods Co.	161,545	1,450,674
	Diamond Foods, Inc.	11,500	188,600
* #	Elizabeth Arden, Inc.	24,594	448,103
*	Energizer Holdings, Inc.	5,300	491,999
#	Estee Lauder Companies, Inc.	10,700	455,606
	Farmer Brothers Co.	13,986	312,307
	Flowers Foods, Inc.	54,392	1,232,523
#	Gatehouse Media, Inc.	25,200	158,004
	General Mills, Inc.	54,044	3,025,924
	Golden Enterprises, Inc.	3,443	9,262
#	Great Atlantic & Pacific Tea, Inc.	32,812	888,549
* #	Green Mountain Coffee, Inc.	12,036	367,218
	Griffin Land & Nurseries, Inc. Class A	3,796	139,123
*	Hain Celestial Group, Inc.	32,987	890,649
* #	Hansen Natural Corp.	18,900	784,350
	Heinz (H.J.) Co.	18,561	818,726
	Hormel Foods Corp.	50,472	2,062,286
#	Imperial Sugar Co.	9,500	182,400
	Ingles Market, Inc. Class A	9,272	222,621
*	Integrated Biopharma, Inc.	1,529	4,755
	Inter Parfums, Inc.	13,111	212,923
	J & J Snack Foods Corp.	15,954	393,266
	J.M. Smucker Co.	40,124	2,053,948
*	Katy Industries, Inc.	600	1,140
	Kellogg Co.	13,814	700,646
	Kimberly-Clark Corp.	19,000	1,238,420
	Kraft Foods, Inc.	382,197	11,913,080
	Lancaster Colony Corp.	20,553	763,133
	Lance, Inc.	23,200	388,600
* #	Lifeway Foods, Inc.	3,829	39,975
	Loews Corp. - Carolina Group	9,100	685,139
	Longs Drug Stores Corp.	31,300	1,503,339
#	Mannatech, Inc.	13,600	105,808
* #	Maui Land & Pineapple Co., Inc.	5,662	148,118
#	McCormick & Co., Inc.	7,700	265,265
	McCormick & Co., Inc. Voting Common Stock	577	19,906
* #	Medifast, Inc.	1,571	6,598
	MGP Ingredients, Inc.	6,750	43,335
	Molson Coors Brewing Co.	78,044	4,211,254
#	Molson Coors Brewing Co. Class A	400	21,210

13

*	Monterey Pasta Co.	14,154	$38,923
#	Nash Finch Co.	10,300	361,221
#	National Beverage Corp.	23,959	175,380
*	Natural Alternatives International, Inc.	2,624	23,905
* #	Natural Health Trends Corp.	4,010	3,930
#	Nature’s Sunshine Products, Inc.	400	3,600
*	NBTY, Inc.	27,700	791,112
	Nu Skin Enterprises, Inc. Class A	40,800	675,648
	Oil-Dri Corp. of America	3,765	72,853
*	Omega Protein Corp.	12,109	128,355
*	Orchids Paper Products Co.	1,600	12,336
*	Pantry, Inc.	8,800	211,728
*	Parlux Fragrances, Inc.	15,700	53,066
*	Peet’s Coffee & Tea, Inc.	8,100	189,621
	Pepsi Bottling Group, Inc.	58,000	1,972,580
	PepsiAmericas, Inc.	74,569	1,886,596
	PepsiCo, Inc.	75,644	5,261,797
*	Performance Food Group Co.	30,200	981,500
#	Pilgrim’s Pride Corp.	52,800	1,238,688
*	Prestige Brands Holdings, Inc.	38,100	293,751
	PriceSmart, Inc.	18,900	458,514
	Procter & Gamble Co.	571,788	37,840,930
*	Pyramid Breweries, Inc.	3,920	8,506
	Ralcorp Holdings, Inc.	15,728	872,118
#	Reddy Ice Holdings, Inc.	7,400	174,418
*	Redhook Ale Brewery, Inc.	5,780	29,998
	Reliv International, Inc.	4,090	27,403
* #	Revlon, Inc.	3,563	3,634
#	Reynolds American, Inc.	73,974	4,713,623
* #	Rite Aid Corp.	259,632	693,217
#	Rocky Mountain Chocolate Factory, Inc.	1,224	15,533
	Ruddick Corp.	40,100	1,293,225
	Safeway, Inc.	87,900	2,526,246
#	Sanderson Farms, Inc.	13,500	470,610
* #	Sanfilippo (John B.) & Son, Inc.	5,548	51,763
	Sara Lee Corp.	269,000	3,397,470
	Schiff Nutrition International, Inc.	7,327	44,475
#	Seaboard Corp.	690	1,097,100
*	Seneca Foods Corp. Class A	3,424	68,617
*	Seneca Foods Corp. Class B	1,751	37,296
* #	Smithfield Foods, Inc.	109,088	3,005,374
	Spartan Stores, Inc.	14,000	295,120
*	Spectrum Brands, Inc.	22,300	83,848
* #	Star Scientific, Inc.	8,400	15,624
	SUPERVALU, Inc.	113,304	2,974,230
	Sysco Corp.	35,371	992,510
	Tasty Baking Co.	3,240	22,194
#	The Hershey Co.	14,000	519,120
	The Kroger Co.	50,400	1,222,200
*	Tofutti Brands, Inc.	1,500	4,050
#	Tootsie Roll Industries, Inc.	24,762	599,983
*	TreeHouse Foods, Inc.	24,600	545,382

14

	Tyson Foods, Inc. Class A	117,800	$1,697,498
* #	United Natural Foods, Inc.	27,362	462,965
	United-Guardian, Inc.	2,175	22,294
	Universal Corp.	20,700	1,178,037
* #	USANA Health Services, Inc.	3,500	109,130
	UST, Inc.	15,100	819,779
#	Vector Group, Ltd.	26,055	478,891
*	Vermont Pure Holdings, Ltd.	600	954
	Village Super Market, Inc.	1,945	85,969
*	Vita Food Products, Inc.	510	199
	Walgreen Co.	68,468	2,499,767
	Wal-Mart Stores, Inc.	404,300	20,049,237
	WD-40 Co.	12,800	397,824
	Weis Markets, Inc.	20,586	667,192
#	Whole Foods Market, Inc.	5,844	205,417
*	Winn-Dixie Stores, Inc.	27,000	441,450
	Wrigley (Wm.) Jr. Co.	9,307	557,117
*	Zapata Corp.	9,330	65,776
Total Consumer Staples			220,475,412

Energy — (10.4%)
* #	Abraxas Petroleum Corp.	47,700	178,875
	Adams Resources & Energy, Inc.	3,260	80,685
* #	Allis-Chalmers Energy, Inc.	18,828	237,609
#	Alon USA Energy, Inc.	26,300	412,647
* #	Alpha Natural Resources, Inc.	35,600	1,443,224
*	American Oil & Gas, Inc.	27,627	132,610
	Anadarko Petroleum Corp.	118,528	7,554,975
	Apache Corp.	71,063	8,151,637
#	Arch Coal, Inc.	41,400	2,115,126
* #	Arena Resources, Inc.	17,200	696,256
	Atlas America, Inc.	20,866	1,261,767
* #	ATP Oil & Gas Corp.	13,400	472,350
*	Atwood Oceanics, Inc.	12,618	1,174,610
* #	Aurora Oil & Gas Corp.	44,700	29,502
	Baker Hughes, Inc.	15,872	1,068,027
	Barnwell Industries, Inc.	3,520	38,192
* #	Basic Energy Services, Inc.	31,800	672,888
	Berry Petroleum Corp. Class A	29,400	1,208,634
*	Bill Barret Corp.	31,039	1,438,347
	BJ Services Co.	94,872	2,460,980
*	Bois d’Arc Energy, Inc.	48,200	1,034,854
*	Bolt Technology Corp.	6,300	109,557
*	Boots & Coots International Well Control, Inc.	30,500	45,750
*	Brigham Exploration Co.	33,654	262,838
*	Bristow Group, Inc.	14,880	785,069
*	Bronco Drilling Co., Inc.	19,800	313,038
#	Cabot Oil & Gas Corp.	59,000	2,935,250
*	Cal Dive International, Inc.	8,688	90,529
*	Callon Petroleum Co.	8,997	165,905
*	Cameron International Corp.	12,544	532,869
#	CARBO Ceramics, Inc.	17,700	653,838

15

*	Carrizo Oil & Gas, Inc.	14,200	$820,050
* #	Cheniere Energy, Inc.	24,500	718,585
	Chesapeake Energy Corp.	110,500	4,996,810
	Chevron Corp.	450,904	39,075,341
	Cimarex Energy Co.	59,244	3,122,159
	CKX Lands, Inc.	1,190	14,161
*	Clayton Williams Energy, Inc.	7,564	286,297
*	CNX Gas Corp.	21,800	798,316
*	Complete Production Services, Inc.	54,445	1,057,322
*	Comstock Resources, Inc.	35,388	1,284,584
	ConocoPhillips	406,578	33,628,066
	CONSOL Energy, Inc.	12,900	980,142
* #	Contango Oil & Gas Co.	4,216	271,089
	Crosstex Energy, Inc.	18,978	678,463
*	Dawson Geophysical Co.	5,470	360,309
	Delek US Holdings, Inc.	25,500	402,390
* #	Delta Petroleum Corp.	43,514	1,042,595
*	Denbury Resources, Inc.	99,400	3,169,866
	Devon Energy Corp.	96,300	9,891,936
#	Diamond Offshore Drilling, Inc.	10,800	1,304,964
*	Dresser-Rand Group, Inc.	22,300	759,761
*	Dril-Quip, Inc.	23,200	1,085,296
* #	Dune Energy, Inc.	24,295	43,002
* #	Edge Petroleum Corp.	20,381	97,829
#	El Paso Corp.	75,144	1,224,847
*	Encore Acquisition Co.	40,172	1,478,330
* #	Endeavour International Corp.	38,603	50,184
* #	Energy Partners, Ltd.	16,500	177,540
	ENSCO International, Inc.	41,855	2,504,603
	EOG Resources, Inc.	52,500	6,246,975
* #	Evergreen Energy, Inc.	12,340	26,531
*	Evolution Petroleum Corp.	427	1,964
* #	EXCO Resources, Inc.	83,600	1,450,460
*	Exterran Holdings, Inc.	26,614	1,853,665
	Exxon Mobil Corp.	440,684	38,343,915
* #	FMC Technologies, Inc.	13,400	759,244
*	Forest Oil Corp.	56,747	2,799,330
#	Foundation Coal Holdings, Inc.	23,000	1,328,710
	Frontier Oil Corp.	15,000	535,650
* #	FX Energy, Inc.	6,600	30,954
* #	Gasco Energy, Inc.	36,100	93,860
* #	GMX Resources, Inc.	5,900	171,041
* #	Goodrich Petroleum Corp.	6,975	168,307
*	Grant Prideco, Inc.	32,500	1,640,275
* #	Grey Wolf, Inc.	140,359	870,226
	Gulf Island Fabrication, Inc.	12,100	352,957
*	Gulfmark Offshore, Inc.	16,972	859,802
*	Gulfport Energy Corp.	21,427	309,406
#	Halliburton Co.	45,207	1,731,428
*	Harvest Natural Resources, Inc.	24,244	297,231
*	Helix Energy Solutions Group, Inc.	59,815	2,106,684
#	Helmerich & Payne, Inc.	73,818	3,309,261

16

	Hess Corp.	63,000	$5,870,340
*	HKN, Inc.	2,394	20,804
	Holly Corp.	8,700	464,493
* #	Hornbeck Offshore Services, Inc.	14,800	664,964
*	Houston American Energy Corp.	6,600	28,182
* #	Infinity, Inc.	7,650	3,366
* #	James River Coal Co.	2,300	38,939
	Lufkin Industries, Inc.	9,400	537,304
	Marathon Oil Corp.	174,488	9,275,782
*	Mariner Energy, Inc.	64,542	1,789,750
	Massey Energy Co.	49,100	1,878,566
*	Matrix Service Co.	16,800	341,712
* #	McMoran Exploration Co.	16,700	280,560
*	Meridian Resource Corp.	64,784	100,415
*	Mitcham Industries, Inc.	6,799	120,002
	Murphy Oil Corp.	49,306	3,963,216
*	NATCO Group, Inc. Class A	10,400	495,560
* #	National Coal Corp.	19,000	99,370
* #	National-Oilwell, Inc.	70,600	4,398,380
*	Natural Gas Services Group	9,372	209,933
*	Newfield Exploration Co.	51,744	2,865,583
*	Newpark Resources, Inc.	68,600	303,898
	Noble Energy, Inc.	58,500	4,527,900
	Occidental Petroleum Corp.	157,660	12,198,154
*	Oceaneering International, Inc.	24,600	1,476,000
*	Oil States International, Inc.	37,100	1,564,136
* #	OMNI Energy Services Corp.	5,400	22,032
	Overseas Shipholding Group, Inc.	21,972	1,378,084
* #	Pacific Ethanol, Inc.	18,900	93,744
	Panhandle Royalty Co.	4,348	132,744
*	Parallel Petroleum Corp.	26,600	491,568
*	Parker Drilling Co.	64,700	428,961
	Patterson-UTI Energy, Inc.	119,544	2,836,779
#	Peabody Energy Corp.	11,600	656,792
	Penn Virginia Corp.	27,400	1,166,144
*	Petrohawk Energy Corp.	96,671	1,747,812
*	Petroleum Development Corp.	9,657	673,672
* #	PetroQuest Energy, Inc.	30,900	486,984
*	PHI, Inc.	1,866	59,367
*	PHI, Inc.	10,800	326,808
*	Pioneer Drilling Co.	37,800	506,898
	Pioneer Natural Resources Co.	53,800	2,409,702
*	Plains Exploration & Production Co.	80,184	4,329,936
* #	PowerSecure International, Inc.	7,388	98,334
*	Pride International, Inc.	65,940	2,336,914
*	Quest Resource Corp.	14,861	105,513
*	Quicksilver Resources, Inc.	39,200	1,348,480
	Range Resources Corp.	47,400	2,899,932
* #	Rentech, Inc.	16,800	21,168
	Rowan Companies, Inc.	78,200	3,152,242
*	Royale Energy, Inc.	4,960	17,211
	RPC, Inc.	42,086	554,273

17

	Schlumberger, Ltd.	53,200	$4,599,140
*	SEACOR Holdings, Inc.	16,300	1,564,637
#	Smith International, Inc.	8,172	515,081
*	Southwestern Energy Co.	16,288	1,062,466
	Spectra Energy Corp.	34,468	796,555
	St. Mary Land & Exploration Co.	43,400	1,600,592
* #	Stone Energy Corp.	17,400	883,224
* #	SulphCo, Inc.	28,200	118,722
#	Sunoco, Inc.	39,000	2,382,120
*	Superior Energy Services, Inc.	55,622	2,263,259
*	Superior Well Services, Inc.	15,097	390,257
*	Swift Energy Corp.	24,100	1,150,293
* #	Syntroleum Corp.	20,300	14,210
*	T-3 Energy Services, Inc.	2,400	118,488
#	Tesoro Petroleum Corp.	37,800	1,403,892
*	Teton Energy Corp.	9,889	47,962
* #	TETRA Technologies, Inc.	44,500	764,510
*	TGC Industries, Inc.	11,229	89,383
	The Williams Companies, Inc.	32,344	1,165,031
#	Tidewater, Inc.	43,486	2,441,739
* #	Toreador Resources Corp.	7,300	68,474
* #	Transmeridian Exploration, Inc.	13,900	17,375
*	Trico Marine Services, Inc.	12,300	486,096
* #	Tri-Valley Corp.	5,100	32,385
* #	TXCO Resources, Inc.	21,917	305,085
*	Union Drilling, Inc.	16,900	338,338
*	Unit Corp.	30,200	1,665,530
* #	Uranium Resources, Inc.	18,165	172,204
#	USEC, Inc.	38,340	244,609
*	VAALCO Energy, Inc.	35,000	156,100
	Valero Energy Corp.	123,168	7,115,415
* #	VeraSun Energy Corp.	1,900	17,176
* #	Verenium Corp.	7,200	21,528
	W&T Offshore, Inc.	42,600	1,511,448
*	Warren Resources, Inc.	36,189	484,209
* #	Westmoreland Coal Co.	3,643	58,215
*	Westside Energy Corp.	12,343	36,165
*	W-H Energy Services, Inc.	20,000	1,257,400
*	Whiting Petroleum Corp.	29,800	1,824,356
#	World Fuel Services Corp.	18,665	583,841
	XTO Energy, Inc.	102,950	6,353,044
Total Energy			342,291,108

Financials — (18.1%)
*	1st Constitution Bancorp	1,734	23,582
	1st Independence Financial Group, Inc.	1,186	19,035
	1st Source Corp.	16,953	295,999
	21st Century Holding Co.	6,546	85,491
	Abigail Adams National Bancorp, Inc.	2,006	20,802
	Abington Bancorp, Inc.	11,486	115,205
	Access National Corp.	7,295	55,734
	Advance America Cash Advance Centers, Inc.	48,500	360,355

18

	Advanta Corp. Class A	9,088	$64,525
	Advanta Corp. Class B	17,988	138,867
*	Affiliated Managers Group, Inc.	9,200	886,420
	Affirmative Insurance Holdings, Inc.	9,681	86,355
	AFLAC, Inc.	88,230	5,506,434
	Alfa Corp.	39,771	865,815
*	Allegheny Corp.	6,677	2,410,397
	Alliance Financial Corp.	2,282	57,963
	Allstate Corp.	136,680	6,523,736
*	AmComp, Inc.	8,800	107,800
	Amcore Financial, Inc.	19,572	380,088
	Ameriana Bancorp	898	7,875
	American Bancorp of New Jersey, Inc.	11,285	121,201
#	American Capital Strategies, Ltd.	87,544	3,176,972
	American Equity Investment Life Holding Co.	36,044	344,220
	American Express Co.	49,412	2,090,128
	American Financial Group, Inc.	90,077	2,330,292
*	American Independence Corp.	5,200	41,600
	American International Group, Inc.	612,570	28,705,030
	American National Bankshares, Inc.	3,634	80,602
	American National Insurance Co.	17,078	1,937,499
	American Physicians Capital, Inc.	600	26,478
#	American River Bankshares	3,791	64,447
*	American Spectrum Realty, Inc.	640	16,480
	American West Bancorporation	14,900	131,567
* #	AmeriCredit Corp.	58,500	841,230
	Ameriprise Financial, Inc.	46,848	2,372,383
	Ameris Bancorp	4,626	65,782
* #	Amerisafe, Inc.	16,431	216,068
*	AmeriServe Financial, Inc.	11,247	32,616
#	Anchor Bancorp Wisconsin, Inc.	18,600	352,098
	AON Corp.	87,135	3,625,687
	Arrow Financial Corp.	5,431	113,073
	Asset Acceptance Capital Corp.	21,310	207,772
	Associated Banc-Corp.	96,355	2,401,167
	Assurant, Inc.	48,056	3,005,903
#	ASTA Funding, Inc.	8,870	143,517
	Astoria Financial Corp.	77,388	2,025,244
*	Atlantic American Corp.	11,687	18,115
#	Atlantic Coast Federal Corp.	7,807	77,289
* #	B of I Holding, Inc.	2,734	16,814
	Baldwin & Lyons, Inc. Class A	1,758	41,726
	Baldwin & Lyons, Inc. Class B	9,009	219,459
	BancFirst Corp.	6,293	265,124
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	23,528	482,559
	Bancorp Rhode Island, Inc.	2,436	85,187
	BancorpSouth, Inc.	54,909	1,234,354
#	BancTrust Financial Group, Inc.	200	2,198
	Bank Mutual Corp.	37,261	400,556
	Bank of America Corp.	971,309	38,599,820
	Bank of Commerce Holdings	3,538	30,073

19

*	Bank of Florida Corp.	3,585	$33,556
	Bank of Granite Corp.	7,400	88,356
	Bank of Hawaii Corp.	31,900	1,531,838
	Bank of New York Mellon Corp.	283,970	12,457,764
#	Bank of the Ozarks, Inc.	14,300	338,195
	BankFinancial Corp.	19,683	279,892
#	BankUnited Financial Corp. Class A	10,264	50,088
	Banner Corp.	13,630	295,226
	Bar Harbor Bankshares	1,504	46,774
	BB&T Corp.	62,769	1,953,999
*	Beach First National Bancshares, Inc.	2,116	29,095
#	Bear Stearns Companies, Inc.	59,400	4,743,684
	Benjamin Franklin Bancorp, Inc.	3,752	52,791
	Berkshire Bancorp, Inc.	3,850	58,943
	Berkshire Hills Bancorp, Inc.	7,382	167,202
	Beverly Hills Bancorp, Inc.	7,665	37,942
	Blackrock, Inc.	22,400	4,328,800
*	BNCCORP., Inc.	2,290	29,770
	BOK Financial Corp.	54,051	2,795,518
#	Boston Private Financial Holdings, Inc.	29,369	404,411
*	Broadpoint Securities Group, Inc.	1,150	1,840
	Brooke Corp.	7,420	44,594
	Brookline Bancorp, Inc.	51,904	498,797
	Brooklyn Federal Bancorp, Inc.	97	1,264
	Brown & Brown, Inc.	74,400	1,326,552
*	Brunswick Bancorp	720	6,862
	Bryn Mawr Bank Corp.	4,039	79,164
#	C&F Financial Corp.	1,773	53,172
	Cadence Financial Corp.	9,747	149,422
	California First National Bancorp	6,557	68,848
	Camco Financial Corp.	4,832	53,055
	Camden National Corp.	3,189	101,187
	Capital Bank Corp.	6,807	68,342
#	Capital City Bank Group, Inc.	11,631	312,990
	Capital Corp. of the West	4,057	55,784
#	Capital One Financial Corp.	85,042	3,914,483
#	Capital Properties, Inc.	700	13,790
	Capital Southwest Corp.	3,396	373,764
#	Capitol Bancorp, Ltd.	15,127	281,665
#	Capitol Federal Financial	39,424	1,368,013
	Cardinal Financial Corp.	21,975	174,701
	Carrollton Bancorp	1,062	13,806
	Carver Bancorp, Inc.	1,427	20,549
	Cascade Financial Corp.	1,779	22,522
	Cash America International, Inc.	24,300	786,348
* #	Cash Systems, Inc.	5,753	23,127
#	Cathay General Bancorp	42,561	932,937
*	CB Richard Ellis Group, Inc.	16,625	333,497
* #	Centennial Bank Holdings, Inc.	32,647	193,597
#	Center Bancorp, Inc.	9,164	102,179
	Center Financial Corp.	15,100	146,923
#	Centerstate Banks of Florida, Inc.	4,256	57,030

20

	Central Bancorp, Inc.	400	$7,704
*	Central Jersey Bancorp	110	823
#	Central Pacific Financial Corp.	15,200	281,048
	Central Virginia Bankshares, Inc.	930	16,972
	Centrue Financial Corp.	4,172	80,144
	Century Bancorp, Inc. Class A	1,896	38,868
	CFS Bancorp, Inc.	2,552	36,545
	Charter Financial Corp.	5,404	175,630
#	Chemical Financial Corp.	16,100	357,742
	Chubb Corp.	96,844	4,929,360
	Cincinnati Financial Corp.	89,195	3,315,378
	CIT Group, Inc.	74,344	1,651,924
	Citigroup, Inc.	795,672	18,865,383
	Citizens Community Bancorp, Inc.	5,240	46,898
	Citizens First Bancorp, Inc.	5,458	68,825
#	Citizens Holding Co.	814	15,466
	Citizens Republic Bancorp, Inc.	16,664	185,470
	Citizens South Banking Corp.	4,050	41,269
* #	Citizens, Inc.	29,680	167,692
	City Holding Co.	14,033	522,589
	City National Corp.	33,265	1,704,831
* #	Clayton Holdings, Inc.	1,100	4,763
#	Clifton Savings Bancorp, Inc.	23,755	234,937
	CNA Financial Corp.	117,435	3,129,643
*	CNA Surety Corp.	27,929	394,078
#	CNB Financial Corp.	3,745	50,932
#	CoBiz Financial, Inc.	19,781	243,108
	Codorus Valley Bancorp, Inc.	2,011	33,282
#	Cohen & Steers, Inc.	12,070	303,923
*	Colonial Bankshares, Inc.	1,575	15,435
#	Colony Bankcorp, Inc.	2,957	38,441
#	Columbia Bancorp	3,818	54,406
	Columbia Banking System, Inc.	15,244	351,984
	Comerica, Inc.	81,140	2,940,514
	Comm Bancorp, Inc.	805	35,098
	Commerce Bancorp, Inc.	62,144	2,347,800
	Commerce Bancshares, Inc.	43,813	1,824,811
	Commerce Group, Inc.	39,815	1,442,896
	Commercial National Financial Corp.	1,012	17,255
	Commonwealth Bankshares, Inc.	2,329	41,899
* #	Community Bancorp	7,592	93,382
	Community Bank System, Inc.	12,672	280,051
	Community Bankshares, Inc.	1,850	23,310
	Community Capital Corp.	2,132	32,939
	Community Central Bank Corp.	1,223	6,800
	Community Trust Bancorp, Inc.	13,103	354,436
	Community West Bancshares	3,113	27,597
	Compass Diversified Holdings	18,300	248,880
* #	CompuCredit Corp.	24,544	254,767
*	Conseco, Inc.	105,500	1,237,515
	Consolidated-Tokoma Land Co.	4,232	217,948
* #	Consumer Portfolio Services, Inc.	12,886	40,462

21

	Cooperative Bankshares, Inc.	2,417	$27,191
*	Core-Mark Holding Co., Inc.	8,444	224,357
#	Corus Bankshares, Inc.	11,744	121,316
*	Cowen Group, Inc.	10,060	75,450
*	Cowlitz Bancorporation	3,103	27,182
	Crawford & Co. Class A	16,179	60,671
#	Crawford & Co. Class B	15,970	65,796
*	Crescent Financial Corp.	4,408	38,261
	Cullen Frost Bankers, Inc.	37,672	1,925,793
#	CVB Financial Corp.	60,464	555,664
*	Dearborn Bancorp, Inc.	2,861	19,998
	Delphi Financial Group, Inc. Class A	31,043	936,257
#	Delta Financial Corp.	16,920	931
	Dime Community Bancshares	29,100	442,902
	Discover Financial Services	88,152	1,330,214
*	Dollar Financial Corp.	13,659	306,918
	Donegal Group, Inc. Class A	14,984	244,539
	Donegal Group, Inc. Class B	2,541	47,136
* #	E*TRADE Financial Corp.	98,406	420,194
	East West Bancorp, Inc.	37,290	701,425
	Eastern Insurance Holdings, Inc.	1,193	19,517
	Eaton Vance Corp.	11,944	380,416
	ECB Bancorp, Inc.	1,850	49,025
	EMC Insurance Group, Inc.	1,700	37,604
* #	Encore Capital Group, Inc.	19,000	140,220
#	Enterprise Financial Services Corp.	10,653	213,167
	Erie Indemnity Co.	35,480	1,750,938
	ESB Financial Corp.	8,379	86,304
	Evans Bancorp, Inc.	1,529	25,228
* #	Exlservice Holdings, Inc.	20,000	426,600
*	EZCORP, Inc. Class A	32,700	383,571
#	F.N.B. Corp.	50,366	690,518
	Farmers Capital Bank Corp.	800	20,240
	FBL Financial Group, Inc. Class A	21,761	639,991
	Federal Agriculture Mortgage Corp. Class A	300	5,376
	Federal Agriculture Mortgage Corp. Class C	5,372	129,143
#	Federal Trust Corp.	3,634	7,631
	Federated Investors, Inc.	21,600	876,528
	Fidelity Bancorp, Inc.	1,348	20,651
	Fidelity National Financial, Inc.	85,965	1,513,844
	Fidelity Southern Corp.	4,386	34,869
	Fifth Third Bancorp	106,622	2,441,644
#	Financial Federal Corp.	22,400	482,720
	Financial Institutions, Inc.	4,248	78,630
* #	First Acceptance Corp.	30,188	98,413
	First American Corp.	74,124	2,581,739
	First Bancorp	12,235	216,682
	First Bancorp of Indiana, Inc.	700	8,330
*	First Bancshares, Inc.	569	9,275
#	First Busey Corp.	25,708	480,997
*	First Cash Financial Services, Inc.	19,500	182,325
#	First Charter Corp.	21,876	529,618

22

	First Citizens BancShares, Inc.	5,912	$840,627
#	First Commonwealth Financial Corp.	62,415	660,351
	First Community Bancorp	20,368	580,488
	First Community Bancshares, Inc.	9,571	302,922
	First Defiance Financial Corp.	5,151	101,166
	First Federal Bancshares of Arkansas, Inc.	3,213	48,195
	First Federal Bankshares, Inc.	1,342	19,338
	First Federal of Northern Michigan Bancorp, Inc.	998	7,196
	First Financial Bancorp	31,849	369,130
#	First Financial Bankshares, Inc.	13,905	526,582
#	First Financial Corp.	11,476	301,245
	First Financial Holdings, Inc.	9,912	225,102
	First Financial Service Corp.	1,556	36,021
	First Franklin Corp.	461	4,218
#	First Horizon National Corp.	31,305	508,393
*	First Keystone Financial, Inc.	988	13,269
	First M&F Corp.	5,651	85,952
#	First Marblehead Corp.	52,950	636,988
*	First Mariner Bancorp, Inc.	2,110	13,272
	First Merchants Corp.	8,472	228,829
#	First Midwest Bancorp, Inc.	40,485	1,054,634
* #	First National Bancshares, Inc.	1	12
	First National Lincoln Corp.	4,895	70,977
#	First Niagara Financial Group, Inc.	93,438	1,067,072
	First PacTrust Bancorp, Inc.	1,814	30,747
	First Place Financial Corp.	7,039	86,298
*	First Regional Bancorp	10,804	172,972
	First Security Group, Inc.	4,828	43,790
#	First South Bancorp, Inc.	3,913	77,008
	First State Bancorporation	15,466	183,736
	First United Corp.	3,838	74,457
	First West Virginia Bancorp, Inc.	614	10,837
	Firstbank Corp.	2,587	35,035
*	FirstCity Financial Corp.	5,438	47,909
#	FirstMerit Corp.	67,000	1,257,590
	Flagstar Bancorp, Inc.	20,800	148,928
	Flushing Financial Corp.	18,623	303,555
	FNB United Corp.	5,065	58,754
	Forest City Enterprises, Inc. Class A	19,100	671,365
	Forest City Enterprises, Inc. Class B	1,800	63,414
*	Forestar Real Estate Group, Inc.	10,500	255,990
*	FPIC Insurance Group, Inc.	772	33,713
* #	Franklin Bank Corp.	6,700	25,728
* #	Franklin Credit Management Corp.	2,363	2,009
	Franklin Resources, Inc.	14,300	1,349,491
#	Frontier Financial Corp.	31,828	476,783
	Fulton Financial Corp.	122,252	1,421,791
*	FX Real Estate & Entertainment, Inc.	6,032	34,322
*	GAINSCO, Inc.	1,500	5,025
	Gallagher (Arthur J.) & Co.	57,652	1,360,587
	GAMCO Investors, Inc.	4,854	271,921
	Gateway Financial Holdings, Inc.	10,163	116,366

23

	GB&T Bancshares, Inc.	5,588	$49,733
	Genworth Financial, Inc.	235,400	5,456,572
	German American Bancorp, Inc.	9,036	113,763
*	GFI Group, Inc.	6,742	516,100
#	Glacier Bancorp, Inc.	44,654	767,602
*	Golfsmith International Holdings, Inc.	1,341	4,023
	Gouverneur Bancorp, Inc.	600	5,550
	Great Pee Dee Bancorp, Inc.	498	9,816
	Great Southern Bancorp, Inc.	10,169	182,534
*	Greater Atlantic Financial Corp.	840	4,284
	Greater Community Bancorp	3,797	58,132
	Greene Bancshares, Inc.	9,663	176,060
#	Greenhill & Co., Inc.	8,400	546,084
	Grubb & Ellis Co.	5,700	37,791
	GS Financial Corp.	500	8,285
	Guaranty Federal Bancshares, Inc.	1,342	35,898
*	Guaranty Financial Group, Inc.	10,500	137,445
	Habersham Bancorp	800	11,800
*	Hallmark Financial Services, Inc.	15,528	182,920
#	Hancock Holding Co.	26,300	974,152
	Hanmi Financial Corp.	23,972	182,906
	Hanover Insurance Group, Inc.	42,352	1,850,359
	Harleysville Group, Inc.	15,210	510,752
	Harleysville National Corp.	27,391	364,026
	Harleysville Savings Financial Corp.	1,716	24,007
	Harrington West Financial Group, Inc.	3,605	37,564
	Hartford Financial Services Group, Inc.	81,772	5,715,863
	Hawthorn Bancshares, Inc.	1,845	50,276
	HCC Insurance Holdings, Inc.	93,585	2,251,655
#	Heartland Financial USA, Inc.	12,203	216,969
	Hercules Technology Growth Capital, Inc.	487	5,790
	Heritage Commerce Corp.	11,899	196,096
	Heritage Financial Corp.	3,353	65,685
	Heritage Financial Group	6,561	80,438
	HF Financial Corp.	2,011	33,282
	Hilb Rogal Hamilton Co.	26,884	823,188
	Hingham Institution for Savings	804	23,597
	HMN Financial, Inc.	2,615	63,231
#	Home Bancshares, Inc.	15,093	301,558
	Home Federal Bancorp, Inc.	2,353	54,472
	Home Federal Bancorp, Inc.	4,394	49,872
	HopFed Bancorp, Inc.	710	10,018
	Horace Mann Educators Corp.	31,272	543,507
#	Horizon Financial Corp.	7,850	100,480
* #	HouseValues, Inc.	3,514	9,172
	Hudson City Bancorp, Inc.	180,220	2,860,091
	Huntington Bancshares, Inc.	91,485	1,117,947
	IBERIABANK Corp.	11,194	497,797
	IBT Bancorp, Inc.	1,324	37,337
	Imperial Capital Bancorp, Inc.	500	11,180
#	Independence Holding Co.	9,927	109,197
	Independent Bank Corp. (MA)	11,680	309,170

24

	Independent Bank Corp. (MI)	6,630	$64,709
	Infinity Property & Casualty Corp.	8,000	321,360
	Integra Bank Corp.	14,935	212,226
* #	IntercontinentalExchange, Inc.	5,300	690,590
	International Bancshares Corp.	42,859	929,183
	Intervest Bancshares Corp.	4,600	61,180
* #	Investment Technology Group, Inc.	26,600	1,239,028
*	Investors Bancorp, Inc.	86,253	1,250,668
	Investors Capital Holdings, Ltd.	1,200	6,072
	Investors Title Co.	1,210	57,971
	Irwin Financial Corp.	15,300	114,903
	Janus Capital Group, Inc.	76,903	1,862,591
#	Jefferies Group, Inc.	88,843	1,576,963
	Jefferson Bancshares, Inc.	2,516	26,972
*	Jesup & Lamont, Inc.	2,529	1,644
	Jones Lang LaSalle, Inc.	9,700	740,983
	JPMorgan Chase & Co.	877,052	35,652,164
#	Kearny Financial Corp.	26,597	284,588
	KeyCorp	164,561	3,628,570
#	K-Fed Bancorp	8,170	84,641
*	Knight Capital Group, Inc.	41,918	671,946
* #	LaBranche & Co., Inc.	2,300	10,672
#	Lakeland Bancorp, Inc.	20,318	226,343
	Lakeland Financial Corp.	9,233	188,353
#	LandAmerica Financial Group, Inc.	10,000	368,200
	Landmark Bancorp, Inc.	976	23,697
	Leesport Financial Corp.	3,343	59,338
	Legacy Bancorp, Inc.	7,571	107,432
	Legg Mason, Inc.	71,000	4,688,840
	Lehman Brothers Holdings, Inc.	126,926	6,471,957
#	Leucadia National Corp.	65,823	2,979,149
	Lincoln Bancorp	3,570	42,840
	Lincoln National Corp.	62,946	3,217,170
	LNB Bancorp, Inc.	4,622	60,132
	Loews Corp.	137,916	5,770,405
* #	Loopnet, Inc.	10,200	122,094
	LSB Corp.	2,427	41,210
	LSB Financial Corp.	560	11,368
#	M&T Bank Corp.	57,325	4,705,236
#	Macatawa Bank Corp.	5,639	51,992
	MainSource Financial Group, Inc.	16,314	213,877
*	Markel Corp.	3,200	1,487,200
*	MarketAxess Holdings, Inc.	22,039	206,505
* #	Marlin Business Services, Inc.	7,500	71,400
#	Marsh & McLennan Companies, Inc.	128,900	3,283,083
	Marshall & Ilsley Corp.	122,197	2,834,970
	MASSBANK Corp.	2,822	110,058
#	Mastercard, Inc.	4,200	798,000
	Mayflower Bancorp, Inc.	600	6,675
	MB Financial, Inc.	30,061	864,855
#	MBT Financial Corp.	11,153	94,243
	MCG Capital Corp.	35,235	422,820

25

*	Meadowbrook Insurance Group, Inc.	32,300	$257,108
	Medallion Financial Corp.	14,600	144,686
#	Mercantile Bancorp, Inc.	4,350	79,170
	Mercantile Bank Corp.	3,236	43,686
	Mercer Insurance Group, Inc.	4,928	86,733
	Merchants Bancshares, Inc.	4,924	113,547
	Mercury General Corp.	41,571	1,895,638
	Merrill Lynch & Co., Inc.	175,042	8,675,082
	Meta Financial Group, Inc.	1,360	36,638
	MetLife, Inc.	187,792	10,940,762
	MetroCorp Bancshares, Inc.	5,197	70,108
	MFB Corp.	500	17,520
	MicroFinancial, Inc.	7,999	43,195
	Mid Penn Bancorp, Inc.	874	22,287
	Midland Co.	10,872	702,549
#	MidSouth Bancorp, Inc.	2,906	64,223
#	Midwest Banc Holdings, Inc.	24,407	250,660
	MidWestOne Financial Group, Inc.	1,100	17,996
	Monroe Bancorp	2,759	38,709
	Moody’s Corp.	10,100	383,598
	Morgan Stanley	266,304	11,216,724
*	Move, Inc.	44,100	110,691
	MutualFirst Financial, Inc.	1,355	18,699
	Nara Bancorp, Inc.	22,858	250,524
* #	Nasdaq OMX Group, Inc.	68,700	2,851,737
	National City Corp.	162,261	2,573,459
	National Financial Partners Corp.	20,672	491,373
#	National Interstate Corp.	12,443	342,431
#	National Penn Bancshares, Inc.	53,678	859,385
	National Security Group, Inc.	963	14,830
	National Western Life Insurance Co. Class A	2,238	398,700
	Nationwide Financial Services, Inc.	25,380	1,046,925
*	Navigators Group, Inc.	12,264	671,209
	NBT Bancorp, Inc.	26,840	514,523
#	Nelnet, Inc. Class A	22,100	240,890
	New England Bancshares, Inc.	4,115	45,450
	New Hampshire Thrift Bancshares, Inc.	2,227	29,285
	New Westfield Financial, Inc.	20,757	207,985
#	New York Community Bancorp, Inc.	142,620	2,328,985
	NewAlliance Bancshares, Inc.	94,970	1,080,759
	NewBridge Bancorp	6,133	59,122
*	Newtek Business Services, Inc.	17,259	18,640
*	NexCen Brands, Inc.	29,500	116,230
*	Nexity Financial Corp.	400	3,032
	North Central Bancshares, Inc.	200	6,716
*	North Pointe Holdings Corp.	600	9,354
	North Valley Bancorp	2,786	35,967
	Northeast Bancorp	1,024	15,606
	Northeast Community Bancorp, Inc.	10,093	118,593
#	Northern Trust Corp.	52,469	3,548,478
	Northrim Bancorp, Inc.	4,565	98,330
	Northway Financial, Inc.	2,154	36,833

26

#	Northwest Bancorp, Inc.	35,336	$933,224
	Norwood Financial Corp.	1,002	31,593
	NYMAGIC, Inc.	5,479	132,263
	NYSE Euronext	47,800	3,139,026
	OceanFirst Financial Corp.	8,715	140,660
	Odyssey Re Holdings Corp.	46,625	1,686,892
	Ohio Valley Banc Corp.	1,600	40,000
#	Old National Bancorp	56,544	877,563
	Old Republic International Corp.	177,363	2,433,420
	Old Second Bancorp, Inc.	10,339	266,333
	Omega Financial Corp.	9,600	264,096
	optionsXpress Holding, Inc.	19,135	443,167
	PAB Bankshares, Inc.	3,690	43,616
	Pacific Capital Bancorp	33,750	707,062
	Pacific Continental Corp.	6,725	90,182
	Pacific Mercantile Bancorp	6,657	65,172
*	Pacific Premier Bancorp, Inc.	2,285	18,600
*	Pacific State Bancorp	1,732	22,412
	Pamrapo Bancorp, Inc.	2,413	40,273
	Park Bancorp, Inc.	700	14,168
#	Park National Corp.	12,009	726,544
	Parkvale Financial Corp.	3,717	103,221
	Patriot Capital Funding, Inc.	15,256	159,578
#	Peapack-Gladstone Financial Corp.	3,853	98,907
# ●	Pelican Financial, Inc. Escrow Shares	100	—
*	Penn Treaty American Corp.	12,174	70,000
	Penns Woods Bancorp, Inc.	1,687	52,381
*	Pennsylvania Commerce Bancorp, Inc.	3,795	100,530
	Peoples Bancorp of Indiana	1,479	22,407
	Peoples Bancorp of North Carolina	3,759	48,115
	Peoples Bancorp, Inc.	9,064	196,870
	Peoples Community Bancorp	1,902	13,295
	People’s United Financial, Inc.	88,061	1,484,708
*	Philadelphia Consolidated Holding Corp.	46,256	1,569,004
*	Pico Holdings, Inc.	13,672	467,309
	Pinnacle Bancshares, Inc.	444	4,884
*	Pinnacle Financial Partners, Inc.	15,104	346,486
*	Piper Jaffray Companies, Inc.	1,000	38,730
*	PMA Capital Corp. Class A	20,257	166,107
	PNC Financial Services Group, Inc.	38,991	2,395,217
#	Portfolio Recovery Associates, Inc.	11,260	411,215
	Preferred Bank	6,172	113,071
	Premier Financial Bancorp, Inc.	1,708	20,957
	Presidential Life Corp.	1,300	21,788
	Princeton National Bancorp, Inc.	1,659	45,125
	Principal Financial Group, Inc.	66,348	3,664,400
#	PrivateBancorp, Inc.	11,761	353,888
* #	ProAssurance Corp.	21,267	1,130,766
	ProCentury Corp.	8,352	153,259
	Progressive Corp.	204,264	3,744,159
#	Prosperity Bancshares, Inc.	34,614	913,810
	Protective Life Corp.	49,474	1,909,202

27

#	Providence Community Bancshares, Inc.	729	$13,231
	Provident Bankshares Corp.	20,700	263,511
	Provident Financial Holdings, Inc.	2,687	45,410
	Provident Financial Services, Inc.	47,944	574,849
	Provident New York Bancorp	36,048	472,589
	Prudential Financial, Inc.	112,016	8,173,808
	PSB Holdings, Inc.	3,341	30,069
	Pulaski Financial Corp.	5,331	58,694
#	QC Holdings, Inc.	15,290	125,531
#	Radian Group, Inc.	14,372	102,329
	Rainier Pacific Financial Group, Inc.	4,415	59,912
#	Raymond James Financial, Inc.	96,796	2,175,006
#	Regions Financial Corp.	106,217	2,251,800
	Reinsurance Group of America, Inc.	49,234	2,693,592
#	Renasant Corp.	16,169	340,519
	Republic Bancorp, Inc. Class A	6,912	113,080
*	Republic First Bancorp, Inc.	3,334	20,671
	Resource America, Inc.	8,755	104,622
*	Rewards Network, Inc.	17,080	78,568
	Riverview Bancorp, Inc.	8,785	93,999
	RLI Corp.	15,344	801,417
#	Rockville Financial, Inc.	3,618	41,064
	Rome Bancorp, Inc.	5,280	62,093
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,833	64,521
*	Royal Bank of Canada	3,052	152,916
	Rurban Financial Corp.	2,124	23,789
	S&T Bancorp, Inc.	17,800	504,630
#	S.Y. Bancorp, Inc.	11,779	258,785
	SAFECO Corp.	50,806	2,350,286
	Safety Insurance Group, Inc.	14,111	523,377
	Salisbury Bancorp, Inc.	924	28,228
#	Sanders Morris Harris Group, Inc.	17,365	155,069
	Sandy Spring Bancorp, Inc.	14,381	391,307
	SCBT Financial Corp.	8,708	260,456
	Schwab (Charles) Corp.	66,901	1,311,929
*	SCPIE Holdings, Inc.	6,257	171,442
*	Seabright Insurance Holdings	18,244	271,836
#	Seacoast Banking Corp. of Florida	6,798	67,980
#	Security Bank Corp.	6,978	47,311
*	Security National Financial Corp. Class A	2,326	8,141
	SEI Investments Co.	19,988	499,900
	Selective Insurance Group, Inc.	35,734	849,040
	Shore Bancshares, Inc.	598	12,582
	Shore Financial Corp.	680	12,437
	SI Financial Group, Inc.	598	5,765
	Siebert Financial Corp.	8,302	27,314
#	Sierra Bancorp	7,643	170,974
*	Signature Bank	7,177	190,190
	Simmons First National Corp. Class A	10,656	272,261
*	SLM Corp.	6,700	131,387
	Smithtown Bancorp, Inc.	3,401	70,231
	Somerset Hills Bancorp	2,430	27,240

28

	South Financial Group, Inc.	55,108	$795,208
#	South Street Financial Corp.	897	6,122
*	Southcoast Financial Corp.	3,581	48,523
	Southern Community Financial Corp.	10,888	80,245
*	Southern Connecticut Bancorp, Inc.	1,300	9,360
*	Southern First Bancshares, Inc.	1,244	18,349
#	Southside Bancshares, Inc.	9,301	193,182
	Southwest Bancorp, Inc.	12,544	203,087
	Southwest Georgia Financial Corp.	1,614	28,842
	Sovereign Bancorp, Inc.	154,295	1,701,874
	StanCorp Financial Group, Inc.	34,242	1,680,940
	State Auto Financial Corp.	32,070	870,380
	State Bancorp, Inc.	10,399	134,875
	State Street Corp.	69,070	5,425,448
	StellarOne Corp.	11,910	206,057
#	Sterling Bancorp	15,735	221,549
	Sterling Bancshares, Inc.	53,992	502,666
	Sterling Financial Corp.	25,645	381,854
#	Sterling Financial Corp. (PA)	12,823	214,529
#	Stewart Information Services Corp.	11,184	332,948
*	Stifel Financial Corp.	9,328	406,608
* #	Stratus Properties, Inc.	3,930	115,228
	Student Loan Corp.	11,197	1,237,268
	Suffolk Bancorp	5,953	177,816
* #	Sun American Bancorp	2,523	12,161
*	Sun Bancorp, Inc.	17,101	218,209
	SunTrust Banks, Inc.	86,044	5,001,738
* #	Superior Bancorp	21,900	114,318
#	Susquehanna Bancshares, Inc.	46,215	919,216
*	Susser Holdings Corp.	4,500	108,990
	Sussex Bancorp	1,806	22,133
*	SVB Financial Group	26,700	1,209,510
	SWS Group, Inc.	21,106	240,397
	Synovus Financial Corp.	89,788	1,035,256
	T. Rowe Price Group, Inc.	18,300	924,699
	Taylor Capital Group, Inc.	6,912	112,666
	TCF Financial Corp.	69,939	1,301,565
* #	TD Ameritrade Holding Corp.	32,100	587,430
	Team Financial, Inc.	892	12,301
	Teche Holding Co.	600	21,750
* #	Tejon Ranch Co.	10,100	357,540
#	Temecula Valley Bancorp, Inc.	3,917	39,953
*	Texas Capital Bancshares, Inc.	22,462	336,032
	TF Financial Corp.	1,805	42,417
*	The Bancorp, Inc.	6,360	72,758
#	The Colonial BancGroup, Inc.	97,319	1,175,614
	The Goldman Sachs Group, Inc.	79,224	13,438,767
*	The Intergroup Corp.	777	13,796
	The Phoenix Companies, Inc.	1,900	21,622
	The Savannah Bancorp, Inc.	2,587	40,771
#	The St. Joe Corp.	5,400	207,630
	The Travelers Companies, Inc.	168,078	7,800,500

29

#	The Wilber Corp.	4,450	$40,050
	Thomas Properties Group, Inc.	8,466	80,258
*	Thomas Weisel Partners Group, Inc.	19,600	172,480
	TIB Financial Corp.	4,622	32,169
	TierOne Corp.	6,744	99,137
	Timberland Bancorp, Inc.	5,508	70,062
#	Tompkins Financial Corp.	8,202	361,298
	Torchmark Corp.	26,810	1,615,571
	Tower Financial Corp.	1,125	12,937
	Tower Group, Inc.	14,870	422,457
*	Tradestation Group, Inc.	29,328	281,549
	Transatlantic Holdings, Inc.	32,782	2,209,507
* #	Triad Guaranty, Inc.	4,076	23,967
	Trico Bancshares	11,858	200,044
#	TrustCo Bank Corp. (NY)	49,174	425,355
#	Trustmark Corp.	41,672	823,439
	U.S. Bancorp	120,595	3,861,452
	UCBH Holdings, Inc.	77,162	871,159
	UMB Financial Corp.	30,200	1,156,056
#	Umpqua Holdings Corp.	23,049	326,604
*	Unico American Corp.	100	950
	Union Bankshares Corp.	11,716	204,913
	Union Bankshares, Inc.	1,462	28,334
	UnionBanCal Corp.	74,438	3,466,578
	United Bancshares, Inc.	1,874	25,318
	United Bankshares, Inc.	28,800	756,576
*	United Capital Corp.	5,128	121,790
#	United Community Banks, Inc.	19,722	280,841
#	United Community Financial Corp.	10,276	57,032
	United Financial Bancorp, Inc.	11,862	136,294
	United Fire & Casualty Co.	20,000	687,000
* #	United PanAm Financial Corp.	11,444	44,632
#	United Security Bancshares (CA)	3,818	51,161
	United Western Bancorp, Inc.	6,086	114,295
	Unitrin, Inc.	51,420	1,830,552
	Unity Bancorp, Inc.	1,827	14,780
*	Universal American Corp.	35,248	605,561
*	Universal Insurance Holdings, Inc.	2,600	15,314
#	Univest Corporation of Pennsylvania	11,185	228,957
	Unum Group	193,824	4,440,508
#	Valley National Bancorp	82,897	1,548,516
#	Vineyard National Bancorp Co.	7,893	71,116
* #	Virginia Commerce Bancorp, Inc.	11,962	120,577
	W. R. Berkley Corp.	80,267	2,310,887
	Wachovia Corp.	225,901	6,917,089
	Waddell & Reed Financial, Inc.	11,472	359,532
	Wainwright Bank & Trust Co.	3,634	45,461
	Washington Banking Co.	3,867	56,536
	Washington Federal, Inc.	61,709	1,400,794
	Washington Trust Bancorp, Inc.	9,179	212,218
* #	Wauwatosa Holdings, Inc.	5,486	64,515
	Wayne Savings Bancshares, Inc.	1,304	13,536

30

	Webster Financial Corp.	41,671	$1,165,538
	Wells Fargo & Co.	776,601	22,700,047
	Wesbanco, Inc.	16,371	381,281
	Wesco Financial Corp.	2,345	912,205
	West Bancorporation	7,220	92,127
	West Coast Bancorp	10,100	151,500
#	Westamerica Bancorporation	20,400	965,532
* #	Western Alliance Bancorp	12,100	144,958
	Westwood Holdings Group, Inc.	1,492	52,906
	Whitney Holding Corp.	44,496	1,068,349
	Willow Financial Bancorp, Inc.	12,267	100,467
	Wilmington Trust Corp.	54,572	1,680,818
	Wilshire Bancorp, Inc.	9,847	69,717
*	Wilshire Enterprises, Inc.	400	1,200
	Wintrust Financial Corp.	18,400	621,000
* #	World Acceptance Corp.	11,272	342,443
	WSB Holdings, Inc.	3,637	19,240
	WVS Financial Corp.	1,462	24,065
	Yadkin Valley Financial Corp.	8,473	120,825
	Zenith National Insurance Corp.	27,550	938,904
	Zions Bancorporation	44,219	2,111,457
* #	ZipRealty, Inc.	3,586	20,333
Total Financials			595,478,476

Health Care — (8.7%)
*	Abaxis, Inc.	12,273	357,635
	Abbott Laboratories	64,942	3,477,644
* #	Abiomed, Inc.	18,864	269,755
*	Abraxis Bioscience, Inc.	9,100	554,827
* #	Acadia Pharmaceuticals, Inc.	26,411	261,997
* #	Accelr8 Technology Corp.	1,800	7,560
*	Accelrys, Inc.	18,364	106,328
* #	Accentia Biopharmaceuticals, Inc.	4,500	11,745
*	Achillion Pharmaceuticals, Inc.	7,900	40,527
* #	Acusphere, Inc.	14,154	8,917
*	Adolor Corp.	25,100	114,707
* #	Advanced Life Sciences Holdings, Inc.	21,928	20,612
* #	Advanced Medical Optics, Inc.	35,000	800,800
* #	ADVENTRX Pharmaceuticals, Inc.	21,800	13,952
	Aetna, Inc.	93,044	4,614,982
* #	Affymetrix, Inc.	53,120	1,018,842
*	Air Methods Corp.	8,409	345,778
* #	Akorn, Inc.	20,283	129,000
* #	Albany Molecular Research, Inc.	14,100	156,933
*	Alexion Pharmaceuticals, Inc.	9,044	548,157
* #	Align Technology, Inc.	14,600	180,310
*	Alkermes, Inc.	27,647	357,752
	Allergan, Inc.	21,600	1,279,368
*	Alliance Imaging, Inc.	33,300	327,006
*	Allied Healthcare International, Inc.	33,944	69,246
*	Allied Healthcare Products, Inc.	3,783	26,935
*	Allion Healthcare, Inc.	11,864	69,998

31

* #	Allos Therapeutics, Inc.	13,719	$76,689
* #	Allscripts Healthcare Solutions, Inc.	25,900	276,353
*	Almost Family, Inc.	2,832	60,690
* #	Alnylam Pharmaceuticals, Inc.	17,203	488,565
#	Alpharma, Inc. Class A	27,443	691,015
* #	Amag Pharmaceuticals, Inc.	11,593	507,426
*	Amedisys, Inc.	15,534	664,545
*	America Services Group, Inc.	6,300	45,612
*	American Dental Partners, Inc.	9,062	86,723
* #	American Medical Systems Holdings, Inc.	55,660	812,079
	American Shared Hospital Services	2,089	5,431
* #	AMERIGROUP Corp.	38,500	1,386,000
	AmerisourceBergen Corp.	53,771	2,243,326
*	Amgen, Inc.	85,700	3,901,064
*	AMICAS, Inc.	32,099	84,099
*	AMN Healthcare Services, Inc.	28,769	465,770
*	Amsurg Corp.	22,500	542,025
* #	Amylin Pharmaceuticals, Inc.	12,487	330,531
	Analogic Corp.	8,200	479,782
*	Anesiva, Inc.	17,910	85,252
*	AngioDynamics, Inc.	18,251	302,602
*	Anika Therapeutics, Inc.	8,464	101,822
* #	Antigenics, Inc.	20,597	46,343
*	AP Pharma, Inc.	250	347
* #	APP Pharmaceuticals, Inc.	110,000	1,236,400
	Applera Corp. - Applied Biosystems Group	12,200	411,262
*	Applera Corp. - Celera Group	61,494	852,307
*	Apria Healthcare Group, Inc.	32,600	707,746
*	Aradigm Corp.	500	655
*	Arcadia Resources, Inc.	31,961	25,249
* #	Arena Pharmaceuticals, Inc.	36,300	246,114
* #	Ariad Pharmaceuticals, Inc.	16,500	55,275
* #	Arqule, Inc.	29,200	133,152
* #	Array BioPharma, Inc.	37,816	211,770
* #	Arrhythmia Research Technology, Inc.	1,790	12,440
* #	Arthrocare Corp.	15,394	618,069
* #	Aspect Medical Systems, Inc.	10,900	135,923
*	Assisted Living Concepts, Inc.	2,000	12,040
*	AtheroGenics, Inc.	9,800	8,624
*	AtriCure, Inc.	500	5,950
	Atrion Corp.	944	96,288
*	ATS Medical, Inc.	9,800	17,640
* #	Auxilium Pharmaceuticals, Inc.	7,133	228,541
*	Avalon Pharmaceuticals, Inc.	7,847	17,420
*	AVANIR Pharmaceuticals Class A	16,975	20,540
* #	Avant Immunotherapeutics, Inc.	950	655
* #	AVI BioPharma, Inc.	10,948	14,889
*	Avigen, Inc.	16,279	53,883
	Bard (C.R.), Inc.	7,500	710,925
*	Barr Laboratories, Inc.	40,021	1,886,990
* #	Barrier Therapeutics, Inc.	13,630	49,749
	Baxter International, Inc.	22,400	1,322,048

32

	Beckman Coulter, Inc.	28,097	$1,896,547
	Becton Dickinson & Co.	14,100	1,274,922
* #	Bentley Pharmaceuticals, Inc.	14,244	211,239
*	Bioanalytical Systems, Inc.	2,068	12,698
* #	BioCryst Pharmaceuticals, Inc.	28,026	111,543
*	Biogen Idec, Inc.	62,200	3,629,992
*	Bio-Imaging Technologies, Inc.	5,474	44,504
* #	BioLase Technology, Inc.	5,000	17,550
*	BioMarin Pharmaceutical, Inc.	27,900	1,061,316
*	BioMimetic Therapeutics, Inc.	11,740	161,308
*	Bio-Rad Laboratories, Inc. Class A	14,200	1,341,048
*	Bio-Rad Laboratories, Inc. Class B	944	89,208
*	Bio-Reference Laboratories, Inc.	9,100	251,615
* #	BioSante Pharmaceuticals, Inc.	7,500	25,875
*	BioScrip, Inc.	32,112	225,747
*	BioSphere Medical, Inc.	3,248	12,667
*	Boston Scientific Corp.	170,300	2,144,077
* #	Bovie Medical Corp.	1,700	10,064
	Bristol-Myers Squibb Co.	114,800	2,595,628
#	Brookdale Senior Living, Inc.	28,914	754,366
*	Bruker Corp.	55,058	752,643
* #	BSD Medical Corp.	7,639	41,556
*	Caliper Life Sciences, Inc.	37,547	156,571
	Cambrex Corp.	18,515	161,636
*	Candela Corp.	10,600	48,442
*	Cantel Medical Corp.	14,667	161,630
*	Capital Senior Living Corp.	7,900	59,566
*	Caraco Pharmaceutical Laboratories, Ltd.	7,855	129,058
*	Cardiac Science Corp.	18,007	167,285
	Cardinal Health, Inc.	32,172	1,902,652
*	Cardiotech International, Inc.	1,686	1,163
* #	Celgene Corp.	16,918	953,668
* #	Cell Genesys, Inc.	18,500	43,660
* #	Cell Therapeutics, Inc.	225	299
*	Celsion Corp.	3,725	22,871
*	Centene Corp.	28,383	508,623
* #	Cephalon, Inc.	20,535	1,239,082
* #	Cepheid, Inc.	28,300	783,344
* #	Cerner Corp.	9,900	430,155
*	Cerus Corp.	24,244	151,525
*	Chad Therapeutics, Inc.	880	273
*	Charles River Laboratories International, Inc.	39,734	2,327,618
	Chemed Corp.	15,100	720,421
	Cigna Corp.	24,100	1,074,378
* #	Clinical Data, Inc.	12,302	250,715
* #	Collagenex Pharmaceuticals, Inc.	9,977	162,825
* #	Columbia Laboratories, Inc.	1,805	4,422
* #	Combinatorx, Inc.	23,663	116,185
*	Community Health Systems, Inc.	63,179	1,962,972
	Computer Programs & Systems, Inc.	1,300	28,951
* #	Conceptus, Inc.	9,700	165,482
*	Conmed Corp.	24,322	655,721

33

*	Continucare Corp.	12,700	$28,575
#	Cooper Companies, Inc.	29,800	1,018,862
* #	Cortex Pharmaceuticals, Inc.	5,549	4,384
*	Corvel Corp.	9,911	298,618
*	Covance, Inc.	15,700	1,325,237
*	Coventry Health Care, Inc.	57,544	2,984,807
*	Critical Therapeutics, Inc.	22,729	24,775
*	Criticare Systems, Inc.	5,609	28,045
*	Cross Country Healthcare, Inc.	18,472	200,606
* #	CryoCor, Inc.	4,552	8,785
*	CryoLife, Inc.	6,800	63,988
* #	Cubist Pharmaceuticals, Inc.	16,100	293,020
*	CuraGen Corp.	9,900	7,227
*	Curis, Inc.	4,000	5,800
*	Cutera, Inc.	7,100	90,028
* #	CV Therapeutics, Inc.	31,800	185,712
* #	Cyberonics, Inc.	8,400	108,360
* #	Cyclacel Pharmaceuticals, Inc.	15,929	66,105
*	Cynosure, Inc. Class A	5,274	126,207
* #	Cypress Bioscience, Inc.	31,800	254,400
* #	Cytogen Corp.	5,844	2,980
*	Cytomedix, Inc.	855	1,453
*	Cytori Therapeutics, Inc.	7,314	46,736
	Datascope Corp.	13,117	456,472
*	DaVita, Inc.	11,172	554,466
*	Daxor Corp.	2,727	28,224
* #	Dendreon Corp.	39,910	210,725
	Dentsply International, Inc.	8,400	327,936
* #	DepoMed, Inc.	6,244	21,230
* #	Dexcom, Inc.	6,400	47,168
*	Dialysis Corporation of America	1,629	13,570
*	Digirad Corp.	4,900	14,112
* #	Dionex Corp.	5,102	376,630
* #	Discovery Laboratories, Inc.	24,572	51,110
* #	Durect Corp.	14,677	72,945
* #	DUSA Pharmaceuticals, Inc.	2,200	4,246
* #	Dyadic International, Inc.	5,300	1,484
*	Dyax Corp.	32,540	141,549
* #	Dynavax Technologies Corp.	26,773	166,528
*	Eclipsys Corp.	16,066	343,009
*	Edwards Lifesciences Corp.	32,575	1,420,596
	Eli Lilly & Co.	65,800	3,291,316
* #	Elite Pharmaceuticals, Inc.	4,415	6,843
* #	Emeritus Corp.	11,071	245,112
*	Emisphere Technologies, Inc.	15,800	28,756
*	Encision, Inc.	900	1,908
* #	Encysive Pharmaceuticals, Inc.	11,100	25,530
*	Endo Pharmaceuticals Holdings, Inc.	25,800	677,508
* #	Endologix, Inc.	36,686	115,928
* #	Entremed, Inc.	4,300	3,913
*	Enzo Biochem, Inc.	7,800	73,476
* #	Enzon Pharmaceuticals, Inc.	38,116	327,416

34

* #	EPIX Pharmaceuticals, Inc.	13,133	$40,056
*	eResearch Technology, Inc.	28,600	342,056
*	etrials Worldwide, Inc.	5,248	13,382
* #	ev3, Inc.	36,258	320,521
* #	Exact Sciences Corp.	15,692	30,756
*	Exactech, Inc.	6,442	169,102
*	Exelixis, Inc.	24,400	155,672
*	Express Scripts, Inc.	23,000	1,359,300
*	E-Z-EM, Inc.	9,024	187,609
*	Farville, Inc.	6,241	11,920
* #	Five Star Quality Care, Inc.	14,100	101,097
*	Forest Laboratories, Inc.	80,710	3,209,837
*	Genentech, Inc.	43,354	3,284,065
* #	Genitope Corp.	30,442	20,396
*	Gen-Probe, Inc.	10,800	516,348
*	Gentiva Health Services, Inc.	24,400	526,064
* #	GenVec, Inc.	18,700	21,318
*	Genzyme Corp.	20,116	1,426,627
* #	Geron Corp.	67,601	332,597
*	Gilead Sciences, Inc.	43,774	2,071,386
*	Greatbatch, Inc.	13,872	296,445
* #	GTx, Inc.	5,640	92,327
*	Haemonetics Corp.	15,700	912,170
* #	Halozyme Therapeutics, Inc.	15,334	84,337
* #	Hana Biosciences, Inc.	7,200	5,544
*	Hanger Orthopedic Group, Inc.	14,100	163,419
*	Harvard Bioscience, Inc.	21,957	100,783
*	Health Grades, Inc.	1,994	10,887
	Health Management Associates, Inc.	113,900	609,365
*	Health Net, Inc.	35,680	1,567,779
*	HealthExtras, Inc.	23,377	644,036
*	Healthspring, Inc.	23,800	417,690
*	HealthStream, Inc.	11,452	34,585
*	HealthTronics, Inc.	17,293	63,119
*	Healthways, Inc.	16,500	566,775
* #	Hemispherx Biopharma, Inc.	2,000	1,660
*	Henry Schein, Inc.	28,972	1,733,105
	Hillenbrand Indutries, Inc.	42,000	2,203,740
* #	Hi-Tech Pharmacal Co., Inc.	9,522	106,075
* #	Hlth Corp.	82,534	977,203
* #	HMS Holdings Corp.	13,348	365,201
* #	Hollis-Eden Pharmaceuticals, Inc.	9,100	17,199
* #	Hologic, Inc.	24,624	1,485,073
	Hooper Holmes, Inc.	38,429	24,979
*	Hospira, Inc.	6,472	275,448
*	Human Genome Sciences, Inc.	28,400	167,844
*	Humana, Inc.	53,400	3,648,822
*	ICU Medical, Inc.	10,310	276,720
*	Idenix Pharmaceuticals, Inc.	370	2,009
* #	Idera Pharmaceuticals, Inc.	2,999	30,650
*	IDEXX Laboratories, Inc.	10,374	575,446
* #	IDM Pharma, Inc.	13,317	29,297

35

* #	I-Flow Corp.	17,344	$244,377
* #	Illumina, Inc.	8,065	583,987
* #	ImClone Systems, Inc.	22,100	994,721
* #	Immtech International, Inc.	5,700	4,560
*	Immucor, Inc.	15,200	452,960
* #	Immunicon Corp.	8,500	9,180
* #	ImmunoGen, Inc.	26,279	78,049
* #	Immunomedics, Inc.	25,300	62,491
*	Implant Sciences Corp.	2,800	4,200
	IMS Health, Inc.	18,200	409,682
* #	Incyte Corp.	42,500	421,175
* #	Indevus Pharmaceuticals, Inc.	40,571	201,232
*	Infinity Pharmaceuticals, Inc.	6,756	50,670
* #	Inhibitex, Inc.	200	162
* #	Inovio Biomedical Corp.	10,600	9,752
* #	Insmed, Inc.	795	620
*	Inspire Pharmaceuticals, Inc.	23,200	104,168
* #	Integra LifeSciences Holdings	14,500	600,880
*	IntegraMed America, Inc.	5,884	59,664
*	Interleukin Genetics, Inc.	6,530	9,599
* #	InterMune, Inc.	11,100	156,288
* #	Interpharm Holdings, Inc.	3,644	601
* #	Introgen Therapeutics, Inc.	26,100	74,907
*	Intuitive Surgical, Inc.	2,700	761,184
	Invacare Corp.	21,300	531,648
*	Inventiv Health, Inc.	22,618	719,252
*	Inverness Medical Innovations, Inc.	34,513	1,020,549
*	Invitrogen Corp.	32,595	2,753,952
*	Iridex Corp.	2,386	7,635
*	IRIS International, Inc.	14,232	160,395
* #	Isis Pharmaceuticals, Inc.	17,100	246,240
* #	Isolagen, Inc.	15,112	9,369
* #	Ista Pharmaceuticals, Inc.	17,137	71,804
* #	I-Trax, Inc.	31,333	125,332
*	IVAX Diagnostics, Inc.	1,200	696
* #	Javelin Pharmaceuticals, Inc.	13,200	38,148
	Johnson & Johnson	142,350	8,820,006
* #	Kendle International, Inc.	9,600	430,176
*	Kensey Nash Corp.	8,800	238,920
* #	Keryx Biopharmaceuticals, Inc.	16,500	94,875
	Kewaunee Scientific Corp.	1,006	17,796
*	Kindred Healthcare, Inc.	25,500	537,795
*	Kinetic Concepts, Inc.	11,100	570,429
*	King Pharmaceuticals, Inc.	146,463	1,552,508
* #	Kosan Biosciences, Inc.	17,232	34,292
* #	K-V Pharmaceutical Co. Class A	20,900	525,008
*	K-V Pharmaceutical Co. Class B	5,408	135,200
*	La Jolla Pharmaceutical Co.	23,100	57,519
*	Laboratory Corp. of America Holdings	34,200	2,644,002
	Landauer, Inc.	1,600	76,480
*	Langer, Inc.	4,540	9,262
*	Lannet Co., Inc.	7,643	22,929

36

#	LCA-Vision, Inc.	5,100	$70,278
*	Lexicon Pharmaceuticals, Inc.	80,851	150,383
*	LHC Group, Inc.	11,891	202,147
*	Lifecell Corp.	8,600	347,010
*	Lifecore Biomedical, Inc.	7,472	125,754
* #	LifePoint Hospitals, Inc.	34,055	853,418
*	Lincare Holdings, Inc.	52,719	1,713,367
*	Lipid Sciences, Inc.	184	94
* #	Luminex Corp.	20,498	356,870
*	Magellan Health Services, Inc.	27,582	1,195,128
* #	Mannkind Corp.	6,000	42,420
* #	Martek Biosciences Corp.	32,234	923,826
*	Matria Healthcare, Inc.	16,302	409,506
* #	Matrixx Initiatives, Inc.	5,387	78,111
*	Maxygen, Inc.	22,700	145,734
	McKesson Corp.	24,800	1,457,248
*	Medarex, Inc.	80,943	752,770
*	MedCath Corp.	17,314	360,997
*	Medco Health Solutions, Inc.	93,688	4,151,315
*	Medical Action Industries, Inc.	11,405	214,642
*	Medical Staffing Network Holdings, Inc.	15,229	84,521
	Medicis Pharmaceutical Corp. Class A	42,200	865,522
* #	Medivation, Inc.	7,300	116,873
*	MEDTOX Scientific, Inc.	4,648	74,322
	Medtronic, Inc.	65,858	3,250,751
*	Memory Pharmaceuticals Corp.	11,800	7,552
*	Memry Corp.	4,650	6,045
#	Mentor Corp.	9,250	274,355
	Merck & Co., Inc.	102,305	4,532,111
* #	Merge Technologies, Inc.	26,746	14,175
	Meridian Bioscience, Inc.	16,250	556,887
*	Merit Medical Systems, Inc.	23,200	367,720
*	Metabasis Therapeutics, Inc.	17,603	33,798
*	Metropolitan Health Networks, Inc.	26,467	62,462
*	Micromet, Inc.	13,240	18,404
* #	Micrus Endovascular Corp.	4,721	66,802
* #	MiddleBrook Pharmaceuticals, Inc.	6,000	25,320
*	Millennium Pharmaceuticals, Inc.	193,187	2,702,686
* #	Millipore Corp.	13,100	915,690
* #	Minrad International, Inc.	19,936	46,451
* #	Molina Healthcare, Inc.	21,544	681,868
* #	Momenta Pharmaceuticals, Inc.	300	3,048
* #	Monogram Biosciences, Inc.	3,600	5,256
*	MTS Medication Technologies	2,178	27,116
*	MWI Veterinary Supply, Inc.	7,695	268,017
#	Mylan, Inc.	21,800	258,112
* #	Myriad Genetics, Inc.	19,800	732,996
* #	Nabi Biopharmaceuticals	20,932	81,007
* #	Nastech Pharmaceutical Co., Inc.	3,600	8,316
*	National Dentex Corp.	3,312	46,335
	National Healthcare Corp.	9,343	435,944
*	National Medical Health Card Systems, Inc.	3,937	41,102

37

	National Research Corp.	3,850	$99,946
*	Natus Medical, Inc.	15,521	294,744
* #	Nektar Therapeutics	11,300	78,535
*	Neogen Corp.	9,430	254,516
*	Neopharm, Inc.	1,544	942
*	Neose Technologies, Inc.	11,050	5,757
* #	Neurocrine Biosciences, Inc.	28,300	141,783
* #	Neurogen Corp.	21,993	34,969
* #	Neurometric, Inc.	1,600	3,888
* #	Nighthawk Radiology Holdings, Inc.	24,200	276,364
* #	NitroMed, Inc.	17,362	19,272
*	NMT Medical, Inc.	6,862	27,379
* #	Northfield Laboratories, Inc.	4,700	4,888
* #	Northstar Neuroscience, Inc.	6,713	10,539
*	Novacea, Inc.	2,117	5,758
* #	NovaMed, Inc.	11,300	45,313
* #	Novavax, Inc.	37,582	105,230
* #	Noven Pharmaceuticals, Inc.	13,000	176,280
* #	NPS Pharmaceuticals, Inc.	14,900	59,004
*	Nutraceutical International Corp.	8,150	103,831
*	NuVasive, Inc.	15,033	579,372
*	Nuvelo, Inc.	6,300	10,521
*	NxStage Medical, Inc.	19,810	117,275
*	Odyssey Healthcare, Inc.	27,804	243,007
#	Omnicare, Inc.	47,267	991,662
*	Omnicell, Inc.	26,562	504,678
*	Omrix Biopharmaceuticals, Inc.	11,800	284,970
* #	Onyx Pharmaceuticals, Inc.	14,900	407,068
*	OraSure Technologies, Inc.	29,288	209,116
*	Orchid Cellmark, Inc.	19,239	88,307
*	Ore Pharmaceuticals, Inc.	12,628	8,524
*	Orthologic Corp.	2,952	3,100
* #	Oscient Pharmaceuticals Corp.	1	2
*	OSI Pharmaceuticals, Inc.	10,200	366,690
*	Osteotech, Inc.	12,507	54,656
	Owens & Minor, Inc.	28,044	1,205,051
*	Oxigene, Inc.	14,996	28,492
* #	Pain Therapeutics, Inc.	29,033	244,748
* #	PainCare Holdings, Inc.	4,400	330
*	Palatin Technologies, Inc.	9,931	3,774
*	Palomar Medical Technologies, Inc.	5,100	67,881
*	Panacos Pharmaceuticals, Inc.	6,400	4,416
*	Par Pharmaceutical Companies, Inc.	26,800	474,092
* #	Parexel International Corp.	18,600	1,022,070
*	Patterson Companies, Inc.	27,500	968,000
*	PDI, Inc.	10,402	81,864
*	PDL BioPharma, Inc.	18,172	290,389
*	Pediatrix Medical Group, Inc.	24,060	1,588,201
* #	Penwest Pharmaceuticals Co.	1,840	5,667
#	PerkinElmer, Inc.	83,433	2,070,807
	Perrigo Co.	60,007	2,005,434
	Pfizer, Inc.	1,457,572	32,474,704

38

	Pharmaceutical Products Development Service, Inc.	23,232	$1,047,066
*	Pharmacopia, Inc.	12,586	46,316
* #	Pharmacyclics, Inc.	6,400	7,424
* #	Pharmanet Development Group, Inc.	11,867	342,126
* #	PharMerica Corp.	13,816	203,372
*	Pharmion Corp.	16,600	1,188,394
*	Phase Forward, Inc.	16,356	260,551
*	PHC, Inc.	13,963	37,840
*	Pipex Pharmaceuticals, Inc.	1,000	1,200
*	Possis Medical, Inc.	11,776	228,690
*	Pozen, Inc.	7,200	87,768
* #	Progenics Pharmaceuticals, Inc.	23,900	365,670
*	Prospect Medical Holdings, Inc.	2,320	8,538
*	Providence Service Corp.	8,700	245,253
* #	ProxyMed, Inc.	4,767	9,010
*	PSS World Medical, Inc.	47,223	826,402
	Psychemedics Corp.	1,110	18,315
* #	Psychiatric Solutions, Inc.	44,140	1,248,721
*	QuadraMed Corp.	20,490	39,955
#	Quest Diagnostics, Inc.	57,744	2,752,656
*	Questcor Pharmaceuticals, Inc.	1,200	5,400
*	Quidel Corp.	15,000	246,450
* #	Quigley Corp.	3,192	16,918
* #	RadNet, Inc.	16,400	133,004
*	Regeneron Pharmaceuticals, Inc.	18,522	366,180
* #	RegeneRx Biopharmaceuticals, Inc.	6,400	6,400
*	RehabCare Group, Inc.	12,900	258,000
*	Renovis, Inc.	15,665	37,126
*	Repligen Corp.	20,815	110,111
* #	Repros Therapeutics, Inc.	8,625	72,277
*	Res-Care, Inc.	20,261	436,422
*	ResMed, Inc.	15,900	643,791
*	Respironics, Inc.	17,769	1,167,068
*	Retractable Technologies, Inc.	7,725	11,587
* #	Rigel Pharmaceuticals, Inc.	19,900	394,418
* #	Rochester Medical Corp.	6,656	68,291
* #	Rotech Healthcare, Inc.	6,634	2,985
*	RTI Biologics, Inc.	30,259	260,229
* #	Salix Pharmaceuticals, Ltd.	35,404	238,977
* #	Sangamo BioSciences, Inc.	20,288	237,370
*	Santarus, Inc.	9,650	17,370
* #	Savient Pharmaceuticals, Inc.	27,004	612,451
#	Schering-Plough Corp.	61,548	1,335,592
*	SciClone Pharmaceuticals, Inc.	26,160	52,320
*	Sciele Pharma, Inc.	25,800	534,060
* #	SCOLR Pharma, Inc.	4,500	5,805
*	Seattle Genetics, Inc.	15,500	139,345
* #	Senomyx, Inc.	6,752	45,914
*	Sepracor, Inc.	6,144	131,912
* #	Sequenom, Inc.	13,607	95,113
*	SeraCare Life Sciences, Inc.	519	2,725

39

* #	Signalife, Inc.	1,200	$852
* #	Sirona Dental Systems, Inc.	35,680	928,037
*	Somanetics Corp.	9,346	259,725
* #	Somaxon Pharmaceuticals, Inc.	10,200	49,062
*	Sonic Innovations, Inc.	20,307	85,899
* #	SonoSite, Inc.	12,400	364,932
	Span-American Medical System, Inc.	1,791	22,137
*	Spectranetics Corp.	21,900	197,100
*	Spectrum Pharmaceuticals, Inc.	19,000	49,210
*	SRI/Surgical Express, Inc.	3,488	14,615
*	St. Jude Medical, Inc.	20,800	893,984
* #	Staar Surgical Co.	4,200	9,744
* #	StemCells, Inc.	55,500	83,805
* #	Stereotaxis, Inc.	300	1,731
	Steris Corp.	45,972	1,131,831
*	Strategic Diagnostics, Inc.	12,450	54,033
	Stryker Corp.	23,210	1,511,203
*	Sun Healthcare Group, Inc.	28,469	419,633
*	SunLink Health Systems, Inc.	1,100	6,985
*	Sunrise Senior Living, Inc.	36,457	998,193
* #	SuperGen, Inc.	32,277	88,762
* #	SurModics, Inc.	9,500	419,615
*	Symmetry Medical, Inc.	29,400	523,320
*	Synovis Life Technologies, Inc.	10,402	183,907
*	Targacept, Inc.	4,600	36,386
*	Techne Corp.	12,272	839,282
* #	Telik, Inc.	6,272	15,743
*	Tenet Healthcare Corp.	77,100	370,851
* #	Tercica, Inc.	34,037	205,924
*	The Medicines Co.	35,700	687,582
*	Theragenics Corp.	22,613	87,738
*	Theravance, Inc.	8,775	144,349
*	Thermo Fisher Scientific, Inc.	72,600	4,060,518
*	Third Wave Technologies, Inc.	9,900	78,903
*	Thoratec Corp.	40,530	588,090
* #	Titan Pharmaceuticals, Inc.	12,474	14,345
*	Torreypines Therapeutics, Inc.	6,168	11,781
* #	Trimeris, Inc.	17,500	105,175
*	TriZetto Group, Inc.	23,755	463,698
*	U.S. Physical Therapy, Inc.	9,300	123,225
*	United Therapeutics Corp.	6,200	521,854
	UnitedHealth Group, Inc.	99,920	4,644,282
	Universal Health Services, Inc.	35,416	1,891,923
*	Urologix, Inc.	6,387	7,090
* #	Uroplasty, Inc.	1,867	7,001
	Utah Medical Products, Inc.	1,613	48,245
#	Valeant Pharmaceuticals International	68,700	944,625
*	Vanda Pharmaceuticals, Inc.	6,700	30,552
* #	Varian Medical Systems, Inc.	5,975	313,389
*	Varian, Inc.	18,112	980,765
*	Vascular Solutions, Inc.	3,800	23,636
*	VCA Antech, Inc.	13,000	417,430

40

*	Vertex Pharmaceuticals, Inc.	12,300	$215,250
* #	Vical, Inc.	24,900	94,869
* #	ViroPharma, Inc.	44,104	403,993
*	VistaCare, Inc.	5,544	47,512
* #	Vital Images, Inc.	13,900	220,454
	Vital Signs, Inc.	9,962	506,568
* #	Vivus, Inc.	14,800	86,728
*	Vnus Medical Technologies	11,300	211,197
*	Volcano Corp.	23,973	293,909
*	Waters Corp.	9,300	554,373
*	Watson Pharmaceuticals, Inc.	73,801	2,052,406
*	WellPoint, Inc.	143,428	10,051,434
	West Pharmaceutical Services, Inc.	21,100	871,430
*	Wright Medical Group, Inc.	27,631	727,248
	Wyeth	78,072	3,405,501
* #	Xenoport, Inc.	5,500	281,435
	Young Innovations, Inc.	5,329	113,721
*	Zila, Inc.	6,868	3,846
*	Zimmer Holdings, Inc.	9,916	746,576
*	Zoll Medical Corp.	11,200	278,656
* #	Zymogenetics, Inc.	30,719	306,883
Total Health Care			286,010,789

Industrials — (11.0%)
* #	3-D Systems Corp.	14,600	211,116
	3M Co.	43,500	3,410,400
*	A. T. Cross Co. Class A	4,383	34,187
	A.O. Smith Corp.	16,300	593,809
	AAON, Inc.	11,825	195,231
* #	AAR Corp.	25,300	655,017
#	ABM Industries, Inc.	28,000	556,080
*	ABX Air, Inc.	30,900	94,554
*	Acco Brands Corp.	36,100	500,707
*	Accuride Corp.	26,900	194,218
	Aceto Corp.	5,700	39,957
*	Active Power, Inc.	8,300	14,940
	Actuant Corp.	37,226	1,000,635
	Acuity Brands, Inc.	12,500	555,125
	Administaff, Inc.	15,100	372,366
*	AeroCentury Corp.	584	9,344
*	Aerosonic Corp.	1,200	5,940
*	AGCO Corp.	53,485	3,469,037
*	AirNet Systems, Inc.	600	1,080
*	Airtran Holdings, Inc.	58,600	423,092
*	Alabama Aircraft Industries	1,411	4,515
	Alamo Group, Inc.	8,292	153,734
* #	Alaska Air Group, Inc.	31,700	773,480
	Albany International Corp. Class A	18,216	625,355
#	Alexander & Baldwin, Inc.	30,732	1,353,437
* #	Alliant Techsystems, Inc.	13,400	1,406,196
* #	Allied Defense Group, Inc.	3,544	26,403
*	Allied Waste Industries, Inc.	169,600	1,753,664

41

*	Amerco, Inc.	11,959	$623,183
	American Ecology Corp.	12,700	316,357
*	American Reprographics Co.	2,200	35,596
#	American Science & Engineering, Inc.	6,344	343,591
* #	American Superconductor Corp.	16,800	379,512
#	American Woodmark Corp.	8,800	167,024
	Ameron International Corp.	6,644	733,298
	Ametek, Inc.	36,350	1,548,146
	Ampco-Pittsburgh Corp.	7,628	288,796
* #	AMR Corp.	60,900	780,129
#	Amrep Corp.	3,020	112,344
	Angelica Corp.	5,997	99,250
*	APAC Customer Services, Inc.	15,910	17,660
#	Apogee Enterprises, Inc.	21,704	334,025
* #	Applied Energetics, Inc.	32,000	75,200
	Applied Industrial Technologies, Inc.	3,600	99,504
	Applied Signal Technologies, Inc.	9,773	116,299
*	Argon ST, Inc.	14,113	229,336
#	Arkansas Best Corp.	16,000	427,360
*	Arotech Corp.	5,156	9,848
*	Astec Industries, Inc.	16,194	613,105
*	Astronics Corp.	2,956	58,381
*	Atlas Air Worldwide Holding, Inc.	15,500	784,300
*	Avalon Holding Corp. Class A	1,302	7,057
#	Avery Dennison Corp.	38,300	1,965,556
*	Avis Budget Group, Inc.	60,237	688,509
*	Axsys Technologies, Inc.	8,798	387,112
*	AZZ, Inc.	9,034	319,984
#	Badger Meter, Inc.	6,100	232,837
*	Baker (Michael) Corp.	5,547	159,754
	Baldor Electric Co.	32,400	928,908
*	Baldwin Technology Co., Inc. Class A	11,700	30,537
	Barnes Group, Inc.	34,400	782,256
#	Barrett Business Services, Inc.	6,531	105,802
* #	BE Aerospace, Inc.	43,031	1,475,963
*	Beacon Roofing Supply, Inc.	1,326	11,351
	Belden, Inc.	36,450	1,432,485
*	Blount International, Inc.	22,850	272,600
#	BlueLinx Holdings, Inc.	19,200	104,448
	Boeing Co.	32,784	2,714,187
	Bowne & Co., Inc.	1,600	21,232
	Brady Co. Class A	32,776	1,002,290
*	Breeze-Eastern Corp.	500	5,477
#	Briggs & Stratton Corp.	41,775	746,519
*	BTU International, Inc.	3,498	37,499
#	Bucyrus International, Inc.	300	29,964
* #	Builders FirstSource, Inc.	19,400	128,622
	Burlington Northern Santa Fe Corp.	76,666	6,729,741
#	C&D Technologies, Inc.	17,800	97,188
	C.H. Robinson Worldwide, Inc.	16,987	862,430
*	Cano Petroleum, Inc.	24,700	161,785
* #	Capstone Turbine Corp.	8,200	14,924

42

	Carlisle Companies, Inc.	49,900	$1,822,847
#	Cascade Corp.	8,000	358,400
*	Casella Waste Systems, Inc. Class A	18,879	186,713
	Caterpillar, Inc.	35,000	2,531,550
* #	CBIZ, Inc.	41,258	367,196
	CDI Corp.	15,486	352,306
*	CECO Environmental Corp.	12,196	110,740
*	Celadon Group, Inc.	14,925	134,325
* #	Cenveo, Inc.	17,100	257,184
* #	Ceradyne, Inc.	10,800	335,988
	Champion Industries, Inc.	5,329	28,137
*	Channell Commercial Corp.	3,028	4,481
*	Chart Industries, Inc.	11,936	409,524
	Chase Corp.	5,134	121,162
	Chicago Rivet & Machine Co.	200	5,020
*	ChoicePoint, Inc.	13,900	672,760
	Cintas Corp.	50,400	1,450,512
	CIRCOR International, Inc.	12,100	551,155
#	Clarcor, Inc.	32,000	1,145,600
*	Clean Harbors, Inc.	7,300	449,096
*	Columbus McKinnon Corp.	14,100	403,824
	Comfort Systems USA, Inc.	26,100	310,590
*	Commercial Vehicle Group, Inc.	10,800	101,088
*	Competitive Technologies, Inc.	2,400	4,200
	CompX International, Inc.	3,317	27,597
*	COMSYS IT Partners, Inc.	11,595	109,225
* #	Consolidated Graphics, Inc.	8,300	441,477
* #	Continental Airlines, Inc.	61,600	1,489,488
	Con-way, Inc.	29,100	1,318,521
	Cooper Industries, Ltd.	38,400	1,610,112
*	Copart, Inc.	41,608	1,733,389
*	Cornell Companies, Inc.	600	12,486
	Corporate Executive Board Co.	2,500	101,525
*	Corrections Corp. of America	70,140	1,883,960
* #	CoStar Group, Inc.	14,900	618,648
* #	Covanta Holding Corp.	70,128	2,011,271
*	CPI Aerostructures, Inc.	3,588	30,283
*	CRA International, Inc.	8,200	311,436
	Crane Co.	33,540	1,382,854
	CSX Corp.	92,900	4,507,508
	Cubic Corp.	20,566	525,873
	Cummins, Inc.	50,000	2,519,000
	Curtiss-Wright Corp.	33,244	1,398,243
	Danaher Corp.	29,700	2,202,255
	Deere & Co.	38,000	3,237,980
*	Delta Air Lines, Inc.	79,400	1,059,990
	Deluxe Corp.	14,900	310,367
*	Devcon International Corp.	800	1,880
	Diamond Management & Technology Consultants, Inc.	17,300	102,589
*	Distributed Energy Systems Corp.	4,400	2,200
* #	Document Securities Systems, Inc.	3,428	15,426

43

* #	Dollar Thrifty Automotive Group, Inc.	3,100	$44,516
	Donaldson Co., Inc.	18,500	779,960
*	Double Eagle Petroleum Co.	4,400	74,448
	Dover Corp.	60,775	2,522,770
	DRS Technologies, Inc.	27,124	1,521,385
*	Ducommun, Inc.	8,756	242,804
* #	DXP Enterprises, Inc.	4,500	168,210
*	Dynamex, Inc.	7,100	164,152
	Dynamic Materials Corp.	3,230	184,078
*	Eagle Test Systems, Inc.	9,500	99,465
#	Eastern Co.	4,348	73,481
	Eaton Corp.	37,925	3,057,893
	Ecology & Environment, Inc. Class A	1,611	18,849
	Electro Rent Corp.	19,696	255,654
*	EMCOR Group, Inc.	47,000	1,132,230
	Emerson Electric Co.	43,400	2,211,664
	Encore Wire Corp.	17,787	297,932
* #	Energy Conversion Devices, Inc.	30,700	815,699
* #	Energy Focus, Inc.	4,614	23,393
*	EnerSys	36,507	839,296
* #	ENGlobal Corp.	11,100	102,564
	Ennis, Inc.	16,272	259,701
*	EnPro Industries, Inc.	13,072	386,016
*	Environmental Tectonics Corp.	1,572	2,908
	Equifax, Inc.	47,343	1,620,077
*	ESCO Technologies, Inc.	13,600	449,616
	Espey Manufacturing & Electronics Corp.	1,573	34,134
*	Esterline Technologies Corp.	21,079	1,104,540
* #	Evergreen Solar, Inc.	61,971	595,541
* #	Exide Technologies	19,931	203,695
	Expeditors International of Washington, Inc.	20,200	794,264
*	Exponent, Inc.	9,789	284,860
*	ExpressJet Holdings, Inc.	21,900	53,217
*	EXX, Inc. Class A	4,042	12,328
	Fastenal Co.	14,200	577,372
	Federal Signal Corp.	33,707	406,843
#	FedEx Corp.	66,200	5,834,206
*	First Advantage Corp.	4,919	97,839
*	Flanders Corp.	6,165	38,839
*	Flow International Corp.	6,286	46,328
#	Flowserve Corp.	24,222	2,637,776
#	Fluor Corp.	8,400	1,169,700
* #	Fortune Industries, Inc.	4,100	9,840
	Forward Air Corp.	14,400	422,640
	Franklin Electric Co., Inc.	17,550	578,799
	Freightcar America, Inc.	9,900	396,792
* #	Frontier Airlines Holdings, Inc.	1,900	5,567
	Frozen Food Express Industries, Inc.	2,400	16,608
* #	FTI Consulting, Inc.	27,100	1,720,850
* #	FuelCell Energy, Inc.	44,800	320,768
*	Furmanite Corp.	20,112	220,830
	G & K Services, Inc. Class A	13,000	497,380

44

*	Gardner Denver Machinery, Inc.	44,491	$1,642,163
	GATX Corp.	38,945	1,401,241
*	Gehl Co.	7,500	120,225
#	Gencorp, Inc.	23,700	246,480
*	General Cable Corp.	7,000	432,040
	General Dynamics Corp.	38,500	3,151,225
	General Electric Co.	752,936	24,952,299
*	Genesee & Wyoming, Inc.	23,828	738,668
*	GeoEye, Inc.	13,540	409,043
*	GeoPetro Resources Co.	1,500	4,455
*	Global Cash Access, Inc.	8,500	44,795
	Goodrich Corp.	40,300	2,386,969
#	Gorman-Rupp Co.	10,706	292,274
*	GP Strategies Corp.	11,504	107,562
	Graco, Inc.	5,387	186,983
*	Graftech International, Ltd.	29,400	470,988
	Graham Corp.	3,125	120,250
	Granite Construction, Inc.	23,600	712,484
#	Greenbrier Companies, Inc.	14,100	370,548
*	Griffon Corp.	15,800	139,830
	Hardinge, Inc.	6,434	79,846
	Harsco Corp.	35,200	1,988,448
*	Hawaiian Holdings, Inc.	22,080	114,816
#	Healthcare Services Group, Inc.	20,634	408,141
#	Heartland Express, Inc.	56,996	796,804
#	Heico Corp.	8,053	352,721
	Heico Corp. Class A	11,864	431,731
#	Heidrick & Struggles International, Inc.	9,977	341,513
*	Henry Bros. Electronics, Inc.	2,844	13,623
*	Herley Industries, Inc.	9,004	107,958
#	Herman Miller, Inc.	9,588	286,010
*	Hexcel Corp.	15,586	314,681
*	Hill International, Inc.	16,742	213,460
#	Hi-Shear Technology Corp.	4,285	48,206
#	HNI Corp.	31,800	940,008
	Honeywell International, Inc.	44,100	2,537,514
#	Horizon Lines, Inc. Class A	16,500	332,805
*	Hub Group, Inc. Class A	18,960	568,610
#	Hubbell, Inc. Class A	3,603	178,961
	Hubbell, Inc. Class B	32,772	1,486,866
*	Hudson Highland Group, Inc.	15,814	117,814
*	Hurco Companies, Inc.	5,300	234,366
*	Huron Consulting Group, Inc.	5,200	275,912
*	Huttig Building Products, Inc.	17,434	51,953
*	ICT Group, Inc.	6,800	58,412
	IDEX Corp.	60,884	1,836,261
*	IHS, Inc.	11,315	697,570
*	II-VI, Inc.	15,800	517,292
	IKON Office Solutions, Inc.	92,800	660,736
	Illinois Tool Works, Inc.	50,000	2,453,500
*	Industrial Distribution Group, Inc.	300	2,934
*	Innotrac Corp.	3,300	11,220

45

* #	Innovative Solutions & Support, Inc.	9,149	$82,798
* #	Insituform Technologies, Inc. Class A	12,800	178,816
#	Insteel Industries, Inc.	11,800	127,086
*	Integrated Electrical Services, Inc.	10,482	180,919
* #	InterDigital, Inc.	20,100	349,539
*	Interline Brands, Inc.	26,800	476,236
*	International Shipholding Corp.	5,845	111,406
* #	Intersections, Inc.	12,969	106,216
	ITT Industries, Inc.	65,216	3,667,748
	J.B. Hunt Transportation Services, Inc.	32,900	900,473
*	Jacobs Engineering Group, Inc.	14,212	1,141,081
* #	JetBlue Airways Corp.	113,896	620,733
#	Joy Global, Inc.	10,798	716,663
*	Kadant, Inc.	600	15,060
	Kaman Corp. Class A	17,228	413,472
* #	Kansas City Southern	61,874	2,215,089
#	Kaydon Corp.	21,307	910,022
* #	KBR, Inc.	15,804	526,747
	Kelly Services, Inc. Class A	11,516	221,222
#	Kelly Services, Inc. Class B	1,275	28,337
*	Kenexa Corp.	16,251	329,245
	Kennametal, Inc.	62,714	1,904,624
*	Key Technology, Inc.	3,430	121,113
*	Kforce, Inc.	25,858	221,086
* #	Kirby Corp.	31,145	1,404,017
#	Knight Transportation, Inc.	62,680	927,037
	Knoll, Inc.	12,800	180,224
*	Korn/Ferry International	33,869	571,031
*	K-Tron International, Inc.	1,790	208,947
*	L.B. Foster Co. Class A	5,285	223,873
	L.S. Starrett Co. Class A	4,603	80,276
	L-3 Communications Holdings, Inc.	37,495	3,985,344
*	LaBarge, Inc.	8,727	113,800
*	Ladish Co., Inc.	11,979	427,650
	Landstar Systems, Inc.	6,300	292,194
	Lawson Products, Inc.	5,156	130,962
*	Layne Christensen Co.	8,200	328,328
*	Learning Tree International, Inc.	10,892	146,606
*	LECG Corp.	22,100	209,950
	Lennox International, Inc.	36,100	1,358,804
*	LGL Group, Inc.	1,499	15,215
	Lincoln Electric Holdings, Inc.	27,724	1,861,389
#	Lindsay Corp.	7,700	605,374
*	LMI Aerospace, Inc.	7,187	136,769
	Lockheed Martin Corp.	22,600	2,332,320
	LSI Industries, Inc.	18,000	239,220
*	Lydall, Inc.	900	9,171
*	M&F Worldwide Corp.	13,500	499,905
*	Mac-Gray Corp.	9,645	111,496
*	Magnetek, Inc.	22,575	76,981
*	MAIR Holdings, Inc.	400	1,712
	Manpower, Inc.	25,200	1,428,840

46

*	Marten Transport, Ltd.	16,650	$241,258
#	Masco Corp.	111,300	2,080,197
	McGrath Rentcorp.	21,111	442,064
*	Media Sciences International, Inc.	1,600	5,600
* #	Medialink Worldwide, Inc.	2,993	6,734
* #	Medis Technologies, Ltd.	4,000	43,320
*	Merrimac Industries, Inc.	1,798	12,838
*	Mesa Air Group, Inc.	16,387	39,657
	Met-Pro Corp.	11,874	129,070
*	Mettler Toledo International, Inc.	3,200	312,640
*	MFRI, Inc.	3,601	58,336
* #	Microvision, Inc.	9,400	23,688
* #	Middleby Corp.	4,600	312,800
*	Miller Industries, Inc.	7,218	83,440
	Mine Safety Appliances Co.	25,180	1,009,970
*	Misonix, Inc.	5,191	22,062
* #	Mobile Mini, Inc.	19,700	366,617
*	Modtech Holdings, Inc.	6,000	2,880
* #	Monster Worldwide, Inc.	9,200	244,628
*	Moog, Inc. Class A	27,800	1,140,912
*	Moog, Inc. Class B	2,100	86,940
	MSC Industrial Direct Co., Inc. Class A	15,800	641,164
*	MTC Technologies, Inc.	14,564	345,167
	Mueller Industries, Inc.	31,216	896,836
#	Mueller Water Products, Inc.	15,560	125,414
	Mueller Water Products, Inc. Class B	17,545	152,817
	Multi-Color Corp.	7,105	153,610
	NACCO Industries, Inc. Class A	4,076	330,360
*	Nashua Corp.	3,540	40,710
*	National Technical Systems, Inc.	3,363	20,918
*	Navigant Consulting, Inc.	36,224	590,813
*	Navistar International Corp.	14,000	790,300
*	NCI Building Systems, Inc.	9,900	300,366
	Nordson Corp.	19,953	1,025,385
	Norfolk Southern Corp.	102,358	5,413,715
*	North America Galvanizing & Coatings, Inc.	8,835	50,006
	Northrop Grumman Corp.	85,629	6,731,296
*	NuCo2, Inc.	9,400	259,722
* #	Odyssey Marine Exploration, Inc.	8,426	41,287
*	Old Dominion Freight Line, Inc.	30,994	844,586
#	Omega Flex, Inc.	1,700	25,500
*	On Assignment, Inc.	25,200	155,988
*	Orbital Sciences Corp.	40,775	882,779
	Oshkosh Truck Corp. Class B	59,700	2,392,179
* #	Owens Corning, Inc.	102,500	1,933,150
*	P.A.M. Transportation Services, Inc.	8,286	120,147
	Paccar, Inc.	20,424	885,993
	Pall Corp.	12,400	488,188
*	Paragon Technologies, Inc.	900	5,539
	Parker Hannifin Corp.	56,407	3,645,584
*	Park-Ohio Holdings Corp.	9,998	206,659
*	Patrick Industries, Inc.	3,787	29,804

47

*	Patriot Transportation Holding, Inc.	2,155	$167,056
*	Peerless Manufacturing Co.	3,258	105,885
	Pentair, Inc.	68,781	2,243,636
*	Perini Corp.	15,288	572,994
*	PHH Corp.	22,598	457,384
*	Pike Electric Corp.	22,600	292,218
* #	Pinnacle Airlines Corp.	13,100	146,851
	Pitney Bowes, Inc.	17,244	616,990
*	Plug Power, Inc.	69,255	208,458
*	Point Blank Solutions, Inc.	600	2,274
	Portec Rail Products, Inc.	7,615	80,186
*	Powell Industries, Inc.	10,700	407,884
*	Power-One, Inc.	72,875	189,475
	Precision Castparts Corp.	8,200	905,198
	Preformed Line Products Co.	2,888	136,314
* #	Protection One, Inc.	2,144	18,781
	Providence & Worcester Railroad Co.	1,870	36,745
*	Quality Distribution, Inc.	5,205	15,979
*	Quanta Services, Inc.	53,902	1,287,180
	Quixote Corp.	5,691	79,959
	R. R. Donnelley & Sons Co.	98,100	3,122,523
#	Raven Industries, Inc.	4,486	131,350
	Raytheon Co.	91,844	5,955,165
*	RBC Bearings, Inc.	11,528	387,341
*	RCM Technologies, Inc.	8,789	46,670
#	Regal-Beloit Corp.	23,100	852,852
*	Republic Airways Holdings, Inc.	24,185	472,817
	Republic Services, Inc.	53,108	1,621,387
	Resources Connection, Inc.	22,100	355,810
#	Robbins & Myers, Inc.	25,600	871,680
	Robert Half International, Inc.	11,000	296,450
	Rockwell Automation, Inc.	8,800	481,448
	Rockwell Collins, Inc.	15,500	912,950
	Rollins, Inc.	26,517	468,025
#	Roper Industries, Inc.	29,620	1,670,568
*	Rush Enterprises, Inc. Class A	19,758	292,814
*	Rush Enterprises, Inc. Class B	7,459	110,244
	Ryder System, Inc.	42,755	2,463,116
*	Saia, Inc.	700	10,115
	Schawk, Inc.	16,972	267,309
*	School Specialty, Inc.	15,961	487,130
	Servidyne, Inc.	810	5,054
	Servotronics, Inc.	816	15,790
*	Shaw Group, Inc.	36,467	2,347,745
*	SIFCO Industries, Inc.	4,035	54,715
#	Simpson Manufacturing Co., Inc.	35,124	841,571
	Skywest, Inc.	47,904	1,059,636
*	SL Industries, Inc.	4,594	90,961
*	SmartPros, Ltd.	1,451	8,198
	Southwest Airlines Co.	393,607	4,825,622
*	Sparton Corp.	6,067	29,000
*	Spherion Corp.	2,900	18,792

48

*	Spherix, Inc.	5,849	$6,258
* #	Spire Corp.	1,819	28,977
#	SPX Corp.	17,544	1,794,751
*	Standard Parking Corp.	2,914	59,212
	Standard Register Co.	20,000	171,000
	Standex International Corp.	9,500	180,595
	Steelcase, Inc. Class A	62,660	888,519
*	Stericycle, Inc.	18,288	985,540
*	Sterling Construction Co., Inc.	5,800	116,638
	Sun Hydraulics, Inc.	11,511	250,134
*	Superior Essex, Inc.	12,487	354,381
	Supreme Industries, Inc.	5,563	32,766
* #	Synutra International, Inc.	446	11,984
	Sypris Solutions, Inc.	17,520	84,271
*	SYS Technologies	11,883	25,786
#	TAL International Group, Inc.	24,800	517,576
*	Taleo Corp. Class A	6,900	131,514
* #	Taser International, Inc.	25,100	282,877
*	Team, Inc.	5,488	167,329
	Tech/Ops Sevcon, Inc.	944	7,363
	Technology Research Corp.	2,225	6,497
	Tecumseh Products Co. Class A	6,800	144,024
*	Tecumseh Products Co. Class B	3,298	59,133
*	Teledyne Technologies, Inc.	22,500	999,000
	Teleflex, Inc.	29,533	1,670,091
*	TeleTech Holdings, Inc.	13,560	306,049
	Tennant Co.	12,900	465,432
*	Terex Corp.	26,600	1,794,170
*	Tetra Tech, Inc.	40,377	761,914
	Textron, Inc.	61,600	3,336,872
*	The Advisory Board Co.	5,000	277,850
	The Brink’s Co.	31,200	2,088,216
	The Dun & Bradstreet Corp.	5,316	464,299
*	The Geo Group, Inc.	36,900	984,861
	The Manitowoc Co., Inc.	24,000	977,760
*	Thomas & Betts Corp.	46,600	1,870,990
	Thomas Group, Inc.	4,048	13,804
	Timken Co.	77,544	2,336,401
	Titan International, Inc.	21,100	717,189
	Todd Shipyards Corp.	3,548	59,890
#	Toro Co.	8,132	391,800
	Trane, Inc.	15,900	716,295
* #	TransDigm Group, Inc.	10,155	394,623
* #	TRC Companies, Inc.	14,817	75,122
	Tredegar Industries, Inc.	14,400	227,664
* #	Trex Co., Inc.	6,900	53,820
#	Trinity Industries, Inc.	57,283	1,613,662
#	Triumph Group, Inc.	10,100	571,559
*	TRM Corp.	10,700	3,424
*	TrueBlue, Inc.	27,584	344,524
*	Tufco Technologies, Inc.	2,398	15,419
* #	TurboChef Technologies, Inc.	7,600	64,600

49

	Twin Disc, Inc.	7,440	$150,734
*	U.S. Home Systems, Inc.	4,473	20,084
	UAL Corp.	95,000	2,878,500
	UAP Holding Corp.	13,391	515,553
* #	Ultralife Batteries, Inc.	9,614	135,654
	Union Pacific Corp.	68,300	8,521,108
	United Parcel Service, Inc.	37,400	2,626,976
*	United Rentals, Inc.	48,279	970,408
* #	United Stationers, Inc.	16,739	826,237
	United Technologies Corp.	83,024	5,854,022
	Universal Forest Products, Inc.	10,700	297,246
* #	Universal Security Instruments, Inc.	1,224	7,993
*	UQM Technologies, Inc.	5,020	10,944
*	URS Corp.	34,344	1,383,376
*	US Airways Group, Inc.	5,968	74,003
*	USA Truck, Inc.	400	5,308
* #	USG Corp.	21,600	735,048
	Valmont Industries, Inc.	11,400	910,860
*	Valpey Fisher Corp.	1,276	6,061
*	Veri-Tek International Corp.	2,123	11,655
*	Versar, Inc.	5,600	33,320
	Viad Corp.	17,300	599,791
#	Vicor Corp.	17,152	208,054
*	Volt Information Sciences, Inc.	11,150	179,180
	VSE Corp.	2,078	65,976
	W.W. Grainger, Inc.	28,472	2,097,248
	Wabash National Corp.	20,737	163,822
	Wabtec Corp.	35,330	1,222,771
	Walter Industries, Inc.	24,000	1,311,120
*	Waste Connections, Inc.	50,741	1,540,497
	Waste Industries USA, Inc.	8,945	327,298
	Waste Management, Inc.	108,788	3,571,510
#	Watsco, Inc. Class A	15,300	581,400
#	Watsco, Inc. Class B	1,896	72,067
	Watson Wyatt & Co. Holdings	30,800	1,633,940
#	Watts Water Technologies, Inc.	19,500	540,540
*	WCA Waste Corp.	12,693	77,427
#	Werner Enterprises, Inc.	55,333	984,374
* #	WESCO International, Inc.	19,400	776,000
*	Westaff, Inc.	11,842	48,079
*	Willis Lease Finance Corp.	5,425	67,270
* #	Wolverine Tube, Inc.	4,708	2,825
	Woodward Governor Co.	39,400	1,125,658
* #	Xenonics Holdings, Inc.	4,100	7,626
* #	YRC Worldwide, Inc.	30,500	419,680
Total Industrials			362,699,154

Information Technology — (10.8%)
*	3Com Corp.	233,919	769,594
*	Acacia Research-Acacia Technologies	7,693	50,235
* #	Access Integrated Technologies, Inc.	14,864	35,079
* #	ACI Worldwide, Inc.	15,900	280,794

50

*	Actel Corp.	20,972	$248,518
*	ActivIdentity Corp.	34,806	106,854
*	Activision, Inc.	25,303	689,507
*	Actuate Corp.	42,487	203,938
	Acxiom Corp.	20,800	264,368
*	Adaptec, Inc.	105,563	279,742
*	ADC Telecommunications, Inc.	84,300	1,152,381
*	ADDvantage Technologies Group, Inc.	6,246	26,545
*	Adept Technology, Inc.	764	6,968
*	Adobe Systems, Inc.	29,189	982,210
	Adtran, Inc.	46,110	849,346
*	Advanced Analogic Technologies, Inc.	32,100	208,650
*	Advanced Energy Industries, Inc.	25,628	328,551
* #	Advanced Micro Devices, Inc.	225,236	1,623,952
* #	Advanced Photonix, Inc.	1,915	2,872
*	Advent Software, Inc.	11,600	521,304
*	Aehr Test Systems	5,860	42,778
*	Aetrium, Inc.	4,397	20,622
*	Affiliated Computer Services, Inc. Class A	15,716	797,587
*	Agilent Technologies, Inc.	84,655	2,591,290
	Agilysys, Inc.	3,500	44,345
*	Airspan Networks, Inc.	28,300	32,545
*	Akamai Technologies, Inc.	11,800	414,888
* #	Alliance Data Systems Corp.	4,800	243,024
	Alliance Semiconductor Corp.	4,245	5,094
	Altera Corp.	21,804	373,066
	American Software, Inc. Class A	15,883	135,005
*	AMIS Holdings, Inc.	68,806	469,257
*	Amkor Technology, Inc.	33,988	397,999
* #	Ampex Corp. Class A	627	1,160
	Amphenol Corp.	17,300	639,581
*	Amtech Systems, Inc.	7,196	89,734
* #	Anadigics, Inc.	33,000	232,320
	Analog Devices, Inc.	73,300	1,973,236
*	Analysts International Corp.	1,100	1,474
*	Anaren, Inc.	10,573	133,643
*	Anixter International, Inc.	30,100	1,968,239
*	Ansoft Corp.	7,700	187,264
*	Answerthink, Inc.	32,181	130,333
*	Ansys, Inc.	43,836	1,638,151
*	Apple, Inc.	41,714	5,215,084
* #	Applied Digital Solutions, Inc.	21,420	17,779
	Applied Materials, Inc.	136,741	2,621,325
* #	Applied Micro Circuits Corp.	33,598	249,633
*	Ariba, Inc.	61,315	546,930
*	Arris Group, Inc.	80,246	461,415
*	Arrow Electronics, Inc.	56,006	1,826,356
*	Art Technology Group, Inc.	103,600	350,168
*	Aspen Technology, Inc.	40,510	453,712
	Astro-Med, Inc.	4,601	45,044
*	Asyst Technologies, Inc.	25,900	91,168
* #	Atari, Inc.	3,229	5,296

51

* #	Atheros Communications	29,180	$709,658
	Atlantic Tele-Network, Inc.	7,201	221,431
*	Atmel Corp.	314,684	1,022,723
*	ATMI, Inc.	24,216	662,065
*	Authentidate Holding Corp.	2,600	1,846
*	Autobytel, Inc.	31,202	84,245
*	Autodesk, Inc.	22,600	702,634
	Automatic Data Processing, Inc.	27,372	1,093,511
* #	Avanex Corp.	4,500	3,650
	Avici Systems, Inc.	11,800	90,506
* #	Avid Technology, Inc.	17,172	418,482
*	Aviza Technology, Inc.	11,354	10,616
*	Avnet, Inc.	80,390	2,709,947
*	Avocent Corp.	40,149	671,693
	AVX Corp.	133,891	1,678,993
*	Aware, Inc.	12,823	51,164
*	Axcelis Technologies, Inc.	63,300	363,975
*	AXS-One, Inc.	1,900	836
*	AXT, Inc.	21,451	118,410
* #	Bankrate, Inc.	10,200	431,052
*	BEA Systems, Inc.	36,700	699,869
*	BearingPoint, Inc.	118,000	191,160
	Bel Fuse, Inc. Class A	1,754	54,970
	Bel Fuse, Inc. Class B	8,071	220,096
*	Bell Microproducts, Inc.	6,025	20,184
*	Benchmark Electronics, Inc.	51,496	865,133
	Black Box Corp.	15,024	465,744
*	Blackboard, Inc.	7,200	207,144
*	Blue Coat Systems, Inc.	10,144	238,181
*	BMC Software, Inc.	19,472	628,556
*	Bookham, Inc.	87,700	128,042
*	Borland Software Corp.	54,311	105,906
*	Bottomline Technologies, Inc.	18,417	236,474
*	Brightpoint, Inc.	36,010	372,343
*	Broadcom Corp.	33,683	636,946
	Broadridge Financial Solutions, Inc.	5,318	101,840
*	Brocade Communications Systems, Inc.	268,218	2,062,596
*	Brooks Automation, Inc.	42,744	430,860
*	BSQUARE Corp.	5,673	24,507
	CA, Inc.	133,600	3,056,768
*	Cabot Microelectronics Corp.	19,900	666,451
*	CACI International, Inc. Class A	24,800	1,082,768
*	Cadence Design Systems, Inc.	76,362	810,964
*	CalAmp Corp.	13,100	35,763
*	California Micro Devices Corp.	18,955	60,656
*	Callidus Software, Inc.	19,220	94,370
*	CallWave, Inc.	15,306	38,877
	CAM Commerce Solutions, Inc.	2,213	83,386
*	Captaris, Inc.	21,371	74,157
*	Cascade Microtech, Inc.	7,870	60,363
#	Cass Information Systems, Inc.	4,182	117,096
*	Catalyst Semiconductor, Inc.	15,253	61,165

52

*	Catapult Communications Corp.	7,852	$48,996
*	Centillium Communications, Inc.	25,410	18,041
*	CEVA, Inc.	12,573	107,248
*	Checkpoint Systems, Inc.	28,500	689,700
*	Cherokee International Corp.	9,745	20,952
*	Chordiant Software, Inc.	14,560	83,866
*	Ciber, Inc.	2,400	11,040
* #	Ciena Corp.	35,786	924,352
*	Ciprico, Inc.	2,223	7,781
*	Cirrus Logic, Inc.	53,634	275,679
*	Cisco Sytems, Inc.	272,462	6,639,899
*	Citrix Systems, Inc.	12,087	398,025
*	Clearfield, Inc.	900	891
*	CMGI, Inc.	27,622	317,377
* #	CNET Networks, Inc.	78,700	571,362
* #	Cogent, Inc.	78,409	784,090
	Cognex Corp.	35,800	692,014
*	Cognizant Technology Solutions Corp.	28,300	854,943
*	Coherent, Inc.	20,401	580,204
	Cohu, Inc.	17,423	272,496
	Comarco, Inc.	1,442	6,648
* #	CommScope, Inc.	33,419	1,399,588
	Communications Systems, Inc.	5,910	66,901
*	Computer Sciences Corp.	93,268	4,052,495
*	Computer Task Group, Inc.	2,999	12,626
*	Compuware Corp.	212,998	1,695,464
*	Comtech Telecommunications Corp.	18,536	804,092
*	Comverse Technology, Inc.	19,632	323,339
* #	Concur Technologies, Inc.	6,800	198,832
*	Concurrent Computer Corp.	3,600	2,880
* #	Conexant Systems, Inc.	190,800	101,124
* #	Convera Corp.	11,200	21,280
*	Convergys Corp.	101,744	1,469,183
	Corning, Inc.	77,875	1,809,036
*	CPI International, Inc.	12,888	134,035
*	Credence Systems Corp.	61,700	87,614
* #	Cree, Inc.	50,498	1,560,388
*	CSG Systems International, Inc.	22,400	254,240
*	CSP, Inc.	1,766	10,737
	CTS Corp.	1,700	16,490
*	CVD Equipment Corp.	1,464	5,080
*	Cyberoptics Corp.	7,425	77,369
*	Cybersource Corp.	41,146	601,143
*	Cymer, Inc.	22,900	648,757
* #	Cypress Semiconductor Corp.	70,900	1,541,366
#	Daktronics, Inc.	18,578	321,028
*	Datalink Corp.	5,000	20,250
	Dataram Corp.	5,953	19,526
*	DealerTrack Holdings, Inc.	23,976	490,789
*	Dell, Inc.	116,800	2,318,480
#	Diebold, Inc.	34,329	828,015
*	Digi International, Inc.	21,800	229,554

53

*	Digimarc Corp.	15,354	$137,725
* #	Digital River, Inc.	24,500	799,435
*	Diodes, Inc.	30,855	696,397
* #	Ditech Networks, Inc.	24,475	66,817
*	Dolby Laboratories, Inc.	11,700	517,725
*	Dot Hill Systems Corp.	32,106	114,939
*	Double-Take Software, Inc.	3,500	36,365
*	DSP Group, Inc.	21,500	249,400
*	DST Systems, Inc.	18,700	1,313,862
* #	DTS, Inc.	12,585	306,193
*	Dycom Industries, Inc.	26,572	303,984
*	Dynamics Research Corp.	6,827	65,949
* #	EarthLink, Inc.	86,400	624,672
* #	eBay, Inc.	67,556	1,780,776
* #	Echelon Corp.	20,271	227,643
*	EchoStar Holding Corp. Series A	1,840	73,710
*	EDGAR Online, Inc.	3,500	9,398
*	Edgewater Technology, Inc.	8,727	52,362
*	EFJ, Inc.	13,208	17,831
*	Elecsys Corp.	100	590
*	Electro Scientific Industries, Inc.	19,074	308,808
*	Electroglas, Inc.	15,057	25,898
*	Electronic Arts, Inc.	9,352	442,256
	Electronic Data Systems Corp.	274,300	4,750,876
*	Electronics for Imaging, Inc.	46,972	707,398
* #	Elixir Gaming Technologies, Inc.	42,803	124,985
* #	eLoyalty Corp.	2,342	24,006
* #	EMC Corp.	236,100	3,668,994
*	EMCORE Corp.	28,998	320,428
*	EMS Technologies, Inc.	9,300	267,747
*	Emulex Corp.	64,361	957,692
*	Endwave Corp.	5,844	40,908
*	Entegris, Inc.	78,038	550,168
* #	Entertainment Distribution Co., Inc.	34,194	20,174
*	Entorian Technologies, Inc.	23,725	33,452
*	Entrust, Inc.	34,459	86,492
*	Epicor Software Corp.	44,840	496,379
*	EPIQ Systems, Inc.	26,600	361,760
*	ePlus, Inc.	4,621	46,210
* #	Equinix, Inc.	12,000	832,200
*	eSpeed, Inc.	18,600	215,946
* #	Euronet Worldwide, Inc.	29,559	638,474
*	Evans & Sutherland Computer Corp.	1,668	1,685
* #	Exar Corp.	800	6,288
*	Excel Technology, Inc.	9,925	255,867
*	Extreme Networks, Inc.	97,850	294,529
*	F5 Networks, Inc.	19,300	427,688
#	Factset Research Systems, Inc.	7,544	397,116
#	Fair Isaac Corp.	34,900	809,680
*	Fairchild Semiconductor Corp. Class A	105,506	1,176,392
* #	FalconStor Software, Inc.	22,017	183,181
*	Faro Technologies, Inc.	14,100	461,775

54

* #	FEI Co.	23,872	$486,750
	Fidelity National Information Services, Inc.	62,235	2,582,130
* #	Finisar Corp.	76,100	122,521
*	Fiserv, Inc.	50,017	2,631,895
*	Flextronics International, Ltd.	130,730	1,325,602
*	Flir Systems, Inc.	20,600	586,276
*	FormFactor, Inc.	40,200	720,786
*	Forrester Research, Inc.	13,985	372,560
* #	FortuNet, Inc.	1,270	8,725
*	Foundry Networks, Inc.	103,400	1,227,358
	Frequency Electronics, Inc.	4,900	42,091
*	FSI International, Inc.	9,520	15,518
*	Gartner Group, Inc.	16,500	312,015
*	Gerber Scientific, Inc.	18,700	162,690
#	Gevity HR, Inc.	11,000	76,780
	Global Payments, Inc.	43,100	1,709,777
*	Globecomm Systems, Inc.	11,495	101,271
*	Goldleaf Financial Solutions, Inc.	15,800	42,028
*	Google, Inc.	11,580	5,456,264
*	Greenfield Online, Inc.	22,310	301,854
*	GSE Systems, Inc.	2,951	30,395
*	GTSI Corp.	7,192	59,118
*	Harmonic, Inc.	52,700	469,557
	Harris Corp.	16,900	825,227
*	Harris Stratex Networks, Inc. Class A	18,219	182,919
*	Hauppauge Digital, Inc.	6,000	25,800
#	Heartland Payment Systems, Inc.	9,618	211,885
	Henry Jack & Associates, Inc.	48,900	1,150,617
* #	Hewitt Associates, Inc. Class A	68,200	2,691,172
	Hewlett-Packard Co.	213,714	10,209,118
*	hi/fn, Inc.	12,134	66,616
*	Hittite Microwave Corp.	9,000	297,990
*	Hughes Communications, Inc.	9,196	429,729
*	Hutchinson Technology, Inc.	22,342	375,346
*	Hypercom Corp.	46,944	174,162
*	I.D. Systems, Inc.	7,377	52,672
* #	i2 Technologies, Inc.	8,800	114,400
	iBasis, Inc.	11,339	46,036
*	iGATE Capital Corp.	38,338	303,637
*	Ikanos Communications	22,695	103,489
* #	ImageWare Systems, Inc.	4,200	5,670
	Imation Corp.	14,484	326,614
#	Imergent, Inc.	3,100	34,100
* #	Immersion Corp.	21,500	181,245
*	InFocus Corp.	19,682	35,231
*	Informatica Corp.	45,705	798,009
	InfoSpace, Inc.	23,370	238,140
	infoUSA, Inc.	48,012	365,371
*	Ingram Micro, Inc.	134,804	2,058,457
*	Innodata Isogen, Inc.	13,154	72,347
*	Insight Enterprises, Inc.	41,122	720,869
* #	InsWeb Corp.	100	1,115

55

	Integral Systems, Inc.	8,000	$194,720
*	Integrated Device Technology, Inc.	133,855	1,123,043
*	Integrated Silicon Solution, Inc.	16,080	95,998
	Intel Corp.	418,292	8,344,925
* #	Intelli-Check, Inc.	1,985	6,154
*	Intelligent Systems Corp.	629	1,950
*	Interactive Intelligence, Inc.	4,900	69,874
*	Interlink Electronics, Inc.	300	435
* #	Intermec, Inc.	42,344	933,262
* #	Internap Network Services Corp.	14,400	100,800
	International Business Machines Corp.	65,644	7,474,226
*	International Rectifier Corp.	51,071	1,162,887
*	Internet Capital Group, Inc.	29,412	255,884
*	Interphase Corp.	4,272	24,350
	Intersil Corp.	107,995	2,513,044
*	Intervoice, Inc.	25,983	183,700
*	Interwoven, Inc.	28,144	381,351
*	Intest Corp.	3,806	8,145
*	Intevac, Inc.	16,000	205,440
*	IntriCon Corp.	2,550	17,417
*	Intuit, Inc.	34,988	929,281
*	INX, Inc.	461	3,688
*	Iomega Corp.	43,191	131,733
* #	iPass, Inc.	54,396	151,221
*	iPCS, Inc.	4,891	92,782
*	Iron Mountain, Inc.	59,821	1,799,416
*	Iteris, Inc.	13,864	37,433
*	Itron, Inc.	16,500	1,572,945
*	Ixia	56,754	426,223
*	IXYS Corp.	28,073	197,915
*	j2 Global Communications, Inc.	12,588	270,894
	Jabil Circuit, Inc.	86,000	1,111,120
*	Jaco Electronics, Inc.	3,034	3,580
*	JDA Software Group, Inc.	25,700	438,699
*	JDS Uniphase Corp.	169,904	2,234,238
*	Juniper Networks, Inc.	161,958	4,343,714
*	Jupitermedia Corp.	12,600	41,454
	Keithley Instruments, Inc.	12,790	115,750
*	Kemet Corp.	4,300	21,328
*	Key Tronic Corp.	7,752	24,651
* #	Keynote Systems, Inc.	11,546	125,159
*	Kintera, Inc.	1,500	1,410
	KLA-Tencor Corp.	69,122	2,903,815
*	Kopin Corp.	60,187	163,709
*	Kratos Defense & Security Solutions, Inc.	59,489	108,270
*	Kulicke & Soffa Industries, Inc.	34,300	176,645
*	KVH Industries, Inc.	12,392	107,563
* #	L-1 Identity Solutions, Inc.	57,435	686,923
* #	Lam Research Corp.	47,300	1,903,352
*	LaserCard Corp.	5,364	49,778
*	Lattice Semiconductor Corp.	87,700	226,266
* #	Lawson Software, Inc.	147,365	1,149,447

56

*	Leadis Technolgies, Inc.	19,431	$38,473
*	LeCroy Corp.	5,450	43,001
*	Lexmark International, Inc.	11,100	366,633
	Linear Technology Corp.	18,572	514,630
*	Lionbridge Technologies, Inc.	33,306	118,236
*	Littlefuse, Inc.	13,900	433,263
*	LogicVision, Inc.	142	101
*	Logility, Inc.	4,687	51,182
*	LoJack Corp.	15,800	197,184
* #	LookSmart, Ltd.	11,732	42,353
*	Loral Space & Communications, Inc.	12,632	306,452
*	LSI Corp.	167,012	841,740
*	LTX Corp.	33,300	108,225
* #	Lumera Corp.	12,349	29,391
*	Macrovision Corp.	35,446	541,969
*	Magma Design Automation, Inc.	17,400	170,868
*	Management Network Group, Inc.	8,935	19,121
*	Manhattan Associates, Inc.	18,300	403,698
*	ManTech International Corp. Class A	12,400	546,592
#	Marchex, Inc. Class B	20,200	178,366
*	Mastec, Inc.	46,566	405,590
*	Mattson Technology, Inc.	43,500	258,390
	Maxim Integrated Products, Inc.	81,272	1,484,839
	Maximus, Inc.	15,900	577,488
* #	Maxwell Technologies, Inc.	9,868	102,726
*	McAfee, Inc.	60,700	2,019,489
* #	Mechanical Technology, Inc.	1,600	1,136
*	MEMC Electronic Materials, Inc.	18,300	1,395,924
*	Mentor Graphics Corp.	74,175	674,993
*	Mercury Computer Systems, Inc.	15,349	98,387
*	Merix Corp.	14,884	40,484
	Mesa Laboratories, Inc.	1,124	26,976
*	Metavante Technologies, Inc.	24,753	536,398
	Methode Electronics, Inc.	23,872	254,237
	Micrel, Inc.	49,800	366,030
#	Microchip Technology, Inc.	49,500	1,523,610
*	Micron Technology, Inc.	324,349	2,439,104
*	Micros Systems, Inc.	20,200	647,208
* #	Microsemi Corp.	53,700	1,167,975
	Microsoft Corp.	460,039	12,522,262
*	MicroStrategy, Inc.	1,900	126,388
*	Microtune, Inc.	37,695	189,983
* #	Midway Games, Inc.	12,200	24,400
* #	Mindspeed Technologies, Inc.	24,800	14,384
* #	MIPS Technologies, Inc.	26,425	98,037
*	MIVA, Inc.	20,600	43,260
*	MKS Instruments, Inc.	35,661	716,429
* #	Mobility Electronics, Inc.	16,000	21,760
	Mocon, Inc.	2,646	28,550
*	Moldflow Corp.	7,605	126,699
	Molex, Inc.	12,787	288,091
	Molex, Inc. Class A	27,652	601,984

57

#	MoneyGram International, Inc.	40,400	$147,864
*	Monolithic Power Systems	13,623	226,687
* #	MoSys, Inc.	20,114	94,536
#	Motorola, Inc.	487,600	4,861,372
*	MPS Group, Inc.	63,078	719,089
* #	MRV Communications, Inc.	77,375	123,800
*	MSC. Software Corp.	37,978	481,181
	MTS Systems Corp.	13,600	424,184
*	Multi-Fineline Electronix, Inc.	14,819	315,200
*	Nanometrics, Inc.	16,814	107,105
*	Napco Security Systems, Inc.	11,817	64,994
*	Napster, Inc.	28,464	52,374
	National Instruments Corp.	18,300	473,238
	National Semiconductor Corp.	25,772	424,465
*	NAVTEQ Corp.	15,100	1,131,745
*	NCI, Inc.	4,881	86,491
*	NCR Corp.	73,380	1,626,101
* #	NeoMagic Corp.	7,711	10,179
*	NETGEAR, Inc.	24,400	532,408
* #	Netlogic Microsystems, Inc.	13,800	325,680
*	NetManage, Inc.	4,050	19,238
*	NetScout Systems, Inc.	25,163	233,764
* #	Network Appliance, Inc.	26,500	572,930
*	Network Engines, Inc.	14,793	21,302
* #	Network Equipment Technologies, Inc.	24,141	137,604
*	Newport Corp.	17,390	182,769
	NIC, Inc.	37,300	224,546
*	NMS Communications Corp.	3,300	4,191
*	Novatel Wireless, Inc.	17,700	187,266
*	Novell, Inc.	278,486	2,074,721
*	Novellus Systems, Inc.	93,368	2,061,565
*	Nu Horizons Electronics Corp.	12,000	71,280
*	Nuance Communications, Inc.	42,175	693,779
*	NumereX Corp. Class A	7,591	60,424
*	Nvidia Corp.	40,950	875,921
	O.I. Corp.	1,189	12,211
* #	Omniture, Inc.	6,510	149,600
* #	OmniVision Technologies, Inc.	47,041	746,070
*	ON Semiconductor Corp.	74,629	447,774
* #	On2 Technologies, Inc.	30,000	32,100
*	Online Resources Corp.	17,687	181,115
*	Onvia, Inc.	3,125	23,906
#	Openwave Systems, Inc.	43,716	90,055
*	Oplink Communications, Inc.	18,700	232,441
*	OPNET Technologies, Inc.	16,500	131,340
*	Optical Cable Corp.	100	411
*	Oracle Corp.	222,057	4,174,672
*	Orthovita, Inc.	3,400	9,758
*	OSI Systems, Inc.	12,921	273,279
*	Overland Storage, Inc.	4,100	5,494
*	OYO Geospace Corp.	3,039	146,297
* #	Packeteer, Inc.	32,500	145,275

58

* #	Palm, Inc.	90,703	$586,848
*	PAR Technology Corp.	11,900	94,248
* #	Parametric Technology Corp.	26,880	411,533
	Park Electrochemical Corp.	17,300	407,415
* #	Parkervision, Inc.	6,928	60,204
	Paychex, Inc.	18,090	569,111
*	PC Connection, Inc.	23,400	232,362
*	PC-Tel, Inc.	19,793	132,217
*	PDF Solutions, Inc.	14,765	84,161
	Pegasystems, Inc.	21,522	202,307
*	Perceptron, Inc.	1,000	11,800
*	Perficient, Inc.	21,915	185,182
*	Performance Technologies, Inc.	4,654	21,827
*	Pericom Semiconductor Corp.	14,644	195,205
*	Perot Systems Corp.	104,700	1,443,813
*	Pervasive Software, Inc.	14,872	56,960
*	Phoenix Technologies, Ltd.	16,744	276,443
*	Photon Dynamics, Inc.	12,291	127,212
*	Photronics, Inc.	23,700	238,659
*	Pinnacle Data Systems, Inc.	700	1,575
*	Planar Systems, Inc.	11,955	55,710
*	PlanetOut, Inc.	300	1,134
	Plantronics, Inc.	40,200	758,172
*	PLATO Learning, Inc.	5,448	20,702
* #	Plexus Corp.	34,113	844,979
*	PLX Technology, Inc.	22,700	146,642
*	PMC-Sierra, Inc.	155,765	746,114
* #	Polycom, Inc.	42,268	921,442
*	Power Integrations, Inc.	22,800	599,640
* #	Powerwave Technologies, Inc.	85,432	244,336
*	Presstek, Inc.	23,375	109,863
* ●	Price Communications Liquidation Trust	11,700	1,598
*	Progress Software Corp.	29,269	835,337
	QAD, Inc.	19,005	166,104
*	QLogic Corp.	95,083	1,507,066
#	QUALCOMM, Inc.	72,044	3,052,504
#	Quality Systems, Inc.	7,300	237,834
	Qualstar Corp.	4,215	14,753
*	Quantum Corp.	151,647	379,118
*	Quest Software, Inc.	68,138	969,604
*	QuickLogic Corp.	21,500	64,285
* #	Rackable Systems, Inc.	18,200	168,168
*	Radiant Systems, Inc.	22,200	317,016
*	RadiSys Corp.	19,400	184,494
*	Radyne Corp.	13,905	127,092
*	RAE Systems, Inc.	36,268	83,416
*	Rambus, Inc.	23,600	425,508
*	Ramtron International Corp.	13,929	54,602
*	RealNetworks, Inc.	113,473	663,817
*	Red Hat, Inc.	52,400	934,292
	Relm Wireless Corp.	8,000	18,000
	REMEC, Inc.	1,000	980

59

#	Renaissance Learning, Inc.	4,258	$56,035
*	RF Micro Devices, Inc.	175,033	551,354
*	RF Monolithics, Inc.	5,800	30,798
	Richardson Electronics, Ltd.	9,637	41,632
*	RightNow Technologies, Inc.	9,136	104,424
*	Rimage Corp.	7,632	175,689
*	Rofin-Sinar Technologies, Inc.	23,860	939,368
*	Rogers Corp.	13,400	424,512
*	Rudolph Technologies, Inc.	19,000	165,490
*	S1 Corp.	22,520	159,442
*	Saba Software, Inc.	14,165	48,303
*	Safeguard Scientifics, Inc.	76,065	117,140
*	Salesforce.com, Inc.	11,300	674,836
* #	Sandisk Corp.	74,600	1,756,830
*	Sanmina-SCI Corp.	285,919	471,766
*	Sapient Corp.	72,900	538,002
* #	SatCon Technology Corp.	600	1,158
*	SAVVIS, Inc.	12,000	233,160
*	ScanSource, Inc.	18,534	629,600
*	Scientific Learning Corp.	11,364	56,934
*	SCM Microsystems, Inc.	7,148	21,301
*	Seachange International, Inc.	18,538	109,374
*	Secure Computing Corp.	50,800	412,496
* #	Semitool, Inc.	27,575	216,740
*	Semtech Corp.	45,572	580,587
*	SI International, Inc.	11,480	285,622
* #	Sigma Designs, Inc.	7,200	212,040
*	Sigmatel, Inc.	20,642	60,068
*	Silicon Image, Inc.	32,163	147,307
*	Silicon Laboratories, Inc.	42,100	1,302,995
*	Silicon Storage Technology, Inc.	90,288	255,515
* #	Simulations Plus, Inc.	4,400	11,968
*	SiRF Technology Holdings, Inc.	44,800	289,856
*	Skyworks Solutions, Inc.	132,123	1,091,336
*	SM&A	13,089	81,021
* #	Smith Micro Software, Inc.	19,000	97,280
*	SoftBrands, Inc.	14,700	18,375
* #	Sonic Foundry, Inc.	6,600	4,950
* #	Sonic Solutions, Inc.	11,100	100,233
*	SonicWALL, Inc.	46,144	384,380
* #	Sonus Networks, Inc.	134,884	447,815
* #	Sourcefire, Inc.	3,800	22,800
* #	SourceForge, Inc.	29,414	50,592
*	Spectrum Control, Inc.	10,631	95,785
*	SPSS, Inc.	13,259	504,240
*	SRA International, Inc.	33,400	801,600
*	SRS Labs, Inc.	7,275	32,010
* #	Standard Microsystems Corp.	16,772	475,486
	StarTek, Inc.	13,281	114,349
* #	STEC, Inc.	42,738	311,133
* #	Stratasys, Inc.	14,700	275,772
*	SumTotal Systems, Inc.	17,847	81,025

60

*	Sun Microsystems, Inc.	83,926	$1,376,386
*	Sunair Electronics, Inc.	5,100	8,619
* #	SunPower Corp. Class A	3,700	243,164
*	Sunrise Telecom, Inc.	700	1,190
* #	Supertex, Inc.	9,800	202,860
*	SupportSoft, Inc.	32,680	114,707
* #	Sybase, Inc.	61,700	1,642,454
*	Sycamore Networks, Inc.	202,758	707,625
*	Sykes Enterprises, Inc.	38,769	650,932
*	Symantec Corp.	220,865	3,719,367
*	Symmetricom, Inc.	32,900	112,518
* #	Synaptics, Inc.	11,000	294,690
* #	Synchronoss Technologies, Inc.	6,487	104,311
*	SYNNEX Corp.	27,488	572,025
*	Synopsys, Inc.	99,704	2,314,130
*	Synplicity, Inc.	18,115	100,538
#	Syntel, Inc.	11,967	325,861
* #	Take-Two Interactive Software, Inc.	45,100	1,195,150
*	Tech Data Corp.	45,718	1,524,695
	Technitrol, Inc.	30,541	672,207
*	Technology Solutions Co.	829	2,164
*	TechTeam Global, Inc.	8,247	72,161
*	Techwell, Inc.	15,800	157,684
*	Tekelec	49,409	588,461
*	TeleCommunication Systems, Inc.	25,875	80,213
* #	Telkonet, Inc.	13,000	10,660
*	Tellabs, Inc.	178,544	1,174,820
*	Telular Corp.	12,364	43,521
*	Teradata Corp.	53,180	1,341,731
*	Teradyne, Inc.	111,413	1,335,842
* #	Terremark Worldwide, Inc.	38,491	192,455
*	Tessco Technologies, Inc.	5,117	83,356
*	Tessera Technologies, Inc.	12,118	285,500
	Texas Instruments, Inc.	47,284	1,416,629
*	The Knot, Inc.	13,934	160,938
	TheStreet.com, Inc.	7,671	69,499
*	Think Partnership, Inc.	26,064	26,585
*	ThinkEngine Networks, Inc.	700	336
*	THQ, Inc.	43,822	819,910
*	TIBCO Software, Inc.	142,157	1,002,207
*	Tier Technologies, Inc. Class B	700	5,635
*	TNS, Inc.	7,032	125,521
*	Tollgrade Communications, Inc.	7,622	42,073
	Total System Services, Inc.	55,350	1,230,431
* #	Track Data Corp.	2,570	4,292
*	Transact Technologies, Inc.	7,427	36,244
*	Transwitch Corp.	2,764	1,797
* #	Travelzoo, Inc.	1,600	16,160
*	Trident Microsystems, Inc.	16,500	82,335
* #	Trimble Navigation, Ltd.	27,620	755,131
	Trio-Tech International	1,787	9,560
*	Triquint Semiconductor, Inc.	101,933	481,124

61

	TSR, Inc.	1,468	$6,232
*	TTM Technologies, Inc.	36,009	396,819
*	Tumbleweed Communications Corp.	30,955	39,622
*	Tyler Technologies, Inc.	27,100	375,335
*	Ulticom, Inc.	13,522	94,654
*	Ultimate Software Group, Inc.	7,189	195,972
*	Ultra Clean Holdings, Inc.	15,045	144,432
* #	Ultratech, Inc.	20,400	196,452
*	Unisys Corp.	83,400	344,442
	United Online, Inc.	48,624	485,268
* #	Universal Display Corp.	9,794	166,890
* #	UTStarcom, Inc.	45,165	127,365
* #	ValueClick, Inc.	59,400	1,147,014
*	Varian Semiconductor Equipment Associates, Inc.	17,541	592,535
*	Veeco Instruments, Inc.	23,600	365,800
* #	VeriFone Holdings, Inc.	44,500	918,925
*	Verint Systems, Inc.	9,000	136,080
*	VeriSign, Inc.	76,000	2,644,800
*	Viasat, Inc.	21,180	444,145
*	Vicon Industries, Inc.	3,400	18,530
*	Video Display Corp.	5,063	39,947
*	Vignette Corp.	14,740	186,461
*	Virage Logic Corp.	16,250	104,325
*	Vishay Intertechnology, Inc.	122,760	1,120,799
*	Vocus, Inc.	5,800	142,448
*	Volterra Semiconductor Corp.	8,300	71,795
* #	Vyyo, Inc.	3,975	5,764
* #	Wave Systems Corp. Class A	10,400	13,416
	Wayside Technology Group, Inc.	659	6,623
*	Websense, Inc.	21,675	422,012
*	Website Pros, Inc.	23,204	256,172
*	Westell Technologies, Inc.	38,970	68,587
* #	Western Digital Corp.	79,689	2,459,999
	Western Union Co.	15,472	321,818
*	White Electronics Designs Corp.	8,612	36,084
*	Wind River Systems, Inc.	62,436	451,412
*	Winland Electronics, Inc.	400	914
*	Wireless Telecom Group, Inc.	16,062	26,342
*	WJ Communications, Inc.	4,100	2,952
*	WPCS International, Inc.	6,800	44,064
*	Wright Express Corp.	11,500	332,810
	Xerox Corp.	197,352	2,901,074
	Xilinx, Inc.	111,580	2,494,929
*	X-Rite, Inc.	24,902	203,947
*	Yahoo!, Inc.	66,565	1,849,176
*	Zebra Technologies Corp. Class A	53,714	1,789,750
*	ZILOG, Inc.	5,736	19,158
* #	Zix Corp.	300	1,176
*	Zones, Inc.	3,060	28,397
*	Zoran Corp.	36,900	506,637
*	Zygo Corp.	11,850	150,969
Total Information Technology			353,139,287

62

Materials — (5.1%)
	A. M. Castle & Co.	16,616	$369,374
	A. Schulman, Inc.	1,400	28,616
*	AEP Industries, Inc.	2,000	60,780
	Air Products & Chemicals, Inc.	20,700	1,890,531
	Airgas, Inc.	56,913	2,765,403
	AK Steel Holding Corp.	18,400	968,208
	Albemarle Corp.	43,700	1,657,978
	Alcoa, Inc.	214,636	7,971,581
#	Allegheny Technologies, Inc.	7,400	572,390
#	AMCOL International Corp.	22,900	659,978
*	American Pacific Corp.	5,088	81,968
#	American Vanguard Corp.	16,621	251,143
	Aptargroup, Inc.	47,238	1,770,480
	Arch Chemicals, Inc.	18,300	638,853
	Ashland, Inc.	49,200	2,173,164
*	Atlantis Plastics, Inc.	900	459
	Balchem Corp.	12,526	251,021
	Ball Corp.	36,100	1,592,010
* #	Basin Water, Inc.	3,750	29,138
	Bemis Co., Inc.	70,461	1,748,842
*	Brush Engineered Materials, Inc.	14,100	391,698
*	Buckeye Technologies, Inc.	9,425	101,884
#	Cabot Corp.	48,753	1,335,832
#	Calgon Carbon Corp.	25,300	413,402
*	Caraustar Industries, Inc.	9,781	21,518
	Carpenter Technology Corp.	24,780	1,556,927
	Celanese Corp. Class A	14,300	556,270
* #	Century Aluminum Co.	22,800	1,507,764
	Chemtura Corp.	172,451	1,424,445
	Chesapeake Corp.	900	3,150
#	Cleveland-Cliffs, Inc.	21,600	2,580,336
* #	Coeur d’Alene Mines Corp.	86,800	418,376
	Commercial Metals Co.	94,100	2,866,286
	Compass Minerals International, Inc.	13,558	771,721
* #	Constar International, Inc.	4,211	12,212
* #	Continental Materials Corp.	819	19,206
*	Core Molding Technologies, Inc.	5,592	39,703
*	Crown Holdings, Inc.	37,000	921,670
	Cytec Industries, Inc.	33,465	1,916,875
#	Deltic Timber Corp.	9,385	446,163
	Dow Chemical Co.	201,988	7,612,928
	duPont (E.I.) de Nemours & Co., Inc.	85,900	3,987,478
#	Eagle Materials, Inc.	31,900	1,134,364
#	Eastman Chemical Co.	25,716	1,692,370
	Ecolab, Inc.	24,544	1,148,414
	Empire Resources, Inc.	4,600	22,586
* #	Esmark, Inc.	11,055	128,238
	Ferro Corp.	38,700	623,070
*	Flight Safety Technologies, Inc.	1,300	2,730
*	Flotek Industries, Inc.	6,990	158,883

63

	FMC Corp.	37,800	$2,139,858
	Freeport-McMoRan Copper & Gold, Inc. Class B	76,337	7,699,350
	Friedman Industries, Inc.	4,579	23,536
#	General Maritime Corp.	22,900	539,066
* #	General Moly, Inc.	12,500	133,625
#	Georgia Gulf Corp.	26,200	158,772
	Gibraltar Industries, Inc.	22,887	250,155
	Glatfelter	2,200	28,974
*	Graphic Packaging Corp.	151,918	467,907
	Greif, Inc. Class A	15,000	980,850
	Greif, Inc. Class B	10,238	604,042
	H.B. Fuller Co.	49,900	1,135,225
	Hawkins, Inc.	5,241	77,357
*	Haynes International, Inc.	8,085	459,309
* #	Headwaters, Inc.	17,922	219,724
* #	Hecla Mining Co.	58,754	675,671
	Hercules, Inc.	74,400	1,363,008
	Huntsman Corp.	52,700	1,271,651
*	ICO, Inc.	11,200	87,248
	Innophos Holdings, Inc.	2,500	33,050
	International Flavors & Fragrances, Inc.	17,200	741,836
	International Paper Co.	97,335	3,085,520
*	Ion Geophysical Corp.	52,300	695,067
	Kaiser Aluminum Corp.	14,949	1,096,509
	KMG Chemicals, Inc.	7,575	123,170
	Koppers Holdings, Inc.	9,600	400,992
#	Kronos Worldwide, Inc.	17,252	319,162
*	Landec Corp.	17,700	166,026
	Louisiana-Pacific Corp.	87,209	948,834
*	LSB Industries, Inc.	5,200	124,020
	Lubrizol Corp.	30,715	1,790,685
#	Martin Marietta Materials, Inc.	4,000	430,400
*	Material Sciences Corp.	8,954	66,081
*	Maxxam, Inc.	1,625	47,125
	MeadWestavco Corp.	99,090	2,542,649
	Metal Management, Inc.	16,300	988,921
*	Metalico, Inc.	21,900	254,697
	Minerals Technologies, Inc.	14,003	844,101
* #	Mines Management, Inc.	12,500	52,500
*	Mod-Pac Corp.	1,165	7,211
	Monsanto Co.	22,200	2,568,096
	Myers Industries, Inc.	16,600	202,022
	Nalco Holding Co.	111,800	2,414,880
* #	Nanophase Technologies Corp.	2,100	6,699
	Neenah Paper, Inc.	12,200	317,810
#	Nevada Chemicals, Inc.	6,071	52,818
	NewMarket Corp.	10,500	702,975
#	Newmont Mining Corp.	61,700	3,157,189
#	NL Industries, Inc.	36,887	400,593
	NN, Inc.	9,700	94,478
*	Northern Technologies International Corp.	2,000	15,760
* #	Northwest Pipe Co.	6,579	274,607

64

	Nucor Corp.	28,600	$1,846,702
	Olin Corp.	51,300	985,986
	Olympic Steel, Inc.	4,400	181,720
*	OM Group, Inc.	18,500	1,119,805
*	OMNOVA Solutions, Inc.	28,900	112,710
*	Owens-Illinois, Inc.	22,300	1,258,835
#	Packaging Corp. of America	58,844	1,341,055
*	Pactiv Corp.	46,400	1,174,848
*	Patriot Coal Corp.	1,160	62,292
	Penford Corp.	7,269	159,118
*	Peoplesupport, Inc.	15,100	175,311
*	PolyOne Corp.	81,275	528,288
#	PPG Industries, Inc.	58,900	3,650,622
	Praxair, Inc.	17,292	1,388,202
	Quaker Chemical Corp.	8,896	209,056
#	Quanex Corp.	24,800	1,275,960
*	Ready Mix, Inc.	300	1,800
#	Reliance Steel & Aluminum Co.	51,714	2,870,644
*	Rock of Ages Corp.	2,695	13,125
	Rock-Tenn Co. Class A	30,291	812,708
*	Rockwood Holdings, Inc.	59,444	1,824,336
	Rohm & Haas Co.	63,710	3,415,493
*	Rosetta Resources, Inc.	32,704	669,124
#	Royal Gold, Inc.	20,832	656,416
	RPM International, Inc.	83,938	1,755,144
* #	RTI International Metals, Inc.	15,950	875,177
	Schnitzer Steel Industries, Inc. Class A	14,113	923,978
	Schweitzer-Maudoit International, Inc.	13,563	311,542
	Scotts Miracle-Gro Co. Class A	33,200	1,181,588
	Sealed Air Corp.	113,400	2,745,414
	Sensient Technologies Corp.	34,396	926,628
	Sigma-Aldrich Corp.	25,378	1,396,298
	Silgan Holdings, Inc.	12,590	588,457
*	Smurfit-Stone Container Corp.	210,937	1,676,949
*	Solitario Resources Corp.	15	87
	Sonoco Products Co.	59,900	1,687,383
	Southern Copper Corp.	14,700	1,677,417
	Spartech Corp.	11,373	161,155
	Steel Dynamics, Inc.	41,676	2,428,044
	Stepan Co.	7,758	264,548
* #	Stillwater Mining Co.	45,488	933,869
*	Symyx Technologies, Inc.	11,600	75,980
#	Synalloy Corp.	3,500	45,640
	Temple-Inland, Inc.	31,500	432,495
* #	Terra Industries, Inc.	48,600	2,197,206
#	Texas Industries, Inc.	19,840	1,142,784
*	The Mosaic Co.	2,200	244,860
#	Titanium Metals Corp.	27,786	572,947
#	Tronox, Inc. Class B	2,476	10,919
*	U.S. Concrete, Inc.	29,900	119,301
* #	U.S. Gold Corp.	51,600	181,116
*	United States Lime & Minerals, Inc.	2,334	69,903

65

	United States Steel Corp.	36,950	$4,007,228
*	Universal Stainless & Alloy Products, Inc.	4,200	127,638
#	Valhi, Inc.	37,870	732,027
	Valspar Corp.	70,455	1,528,169
	Vulcan Materials Co.	7,820	548,182
* #	W.R. Grace & Co.	19,100	405,493
	Wausau Paper Corp.	24,944	195,561
	Wellman, Inc.	18,800	940
#	Westlake Chemical Corp.	39,672	640,306
	Weyerhaeuser Co.	53,989	3,304,127
*	Williams Industries, Inc.	100	224
#	Worthington Industries, Inc.	58,844	1,035,066
	Zep, Inc.	6,250	98,125
* #	Zoltek Companies, Inc.	19,200	439,296
Total Materials			166,003,594

Other — (0.0%)
* ●	Tripos Escrow Shares	700	168

Telecommunication Services — (2.6%)
	Alaska Communications Systems Group, Inc.	22,791	258,222
*	American Tower Corp.	20,200	776,488
*	Arbinet-thexchange, Inc.	18,374	91,870
	AT&T, Inc.	995,052	34,657,661
*	Cbeyond, Inc.	300	4,917
*	Centennial Communications Corp.	49,425	260,470
	CenturyTel, Inc.	59,138	2,140,204
*	Cincinnati Bell, Inc.	114,100	442,708
	Citizens Communications Co.	126,980	1,363,765
*	Cogent Communications Group, Inc.	20,600	401,288
	Consolidated Communications Holdings, Inc.	16,808	242,203
* #	Crown Castle International Corp.	108,300	3,908,547
	D&E Communications, Inc.	12,019	130,887
	Embarq Corp.	14,820	621,551
#	FairPoint Communications, Inc.	30,020	295,397
*	FiberTower Corp.	33,173	49,760
*	General Communications, Inc. Class A	30,268	175,252
	Hickory Tech Corp.	8,165	74,791
	IDT Corp.	400	2,340
#	IDT Corp. Class B	19,444	113,942
#	Iowa Telecommunications Services, Inc.	19,600	310,268
* #	LCC International, Inc. Class A	11,688	19,168
*	Leap Wireless International, Inc.	18,000	769,680
* #	Level 3 Communications, Inc.	104,411	232,837
*	NeuStar, Inc.	6,900	177,054
*	Nexstar Broadcasting Group, Inc.	1,300	9,620
* #	NII Holdings, Inc.	16,703	663,610
*	PAETEC Holding Corp.	29,837	230,342
*	Point.360	6,026	10,546
*	Premiere Global Services, Inc.	43,100	609,003
	Qwest Communications International, Inc.	85,500	461,700
*	Rural Cellular Corp. Class A	4,532	199,544

66

*	SBA Communications Corp.	16,344	$507,481
	Shenandoah Telecommunications Co.	13,155	195,878
*	Spark Networks, Inc.	6,400	30,208
	Sprint Nextel Corp.	584,800	4,157,928
#	SureWest Communications	11,047	138,861
*	Syniverse Holdings, Inc.	49,000	830,550
	Telephone & Data Systems, Inc.	27,367	1,283,512
	Telephone & Data Systems, Inc. Special Shares	23,049	993,412
*	Time Warner Telecom, Inc.	36,200	577,028
*	United States Cellular Corp.	17,555	1,105,965
*	USA Mobility, Inc.	17,800	186,900
	Verizon Communications, Inc.	731,263	26,559,472
	Warwick Valley Telephone Co.	1,713	19,134
	Windstream Corp.	21,624	254,298
*	Xeta Corp.	5,146	21,665
Total Telecommunication Services			86,567,927

Utilities — (2.2%)
*	AES Corp.	30,824	554,216
	AGL Resources, Inc.	21,192	734,939
	Allegheny Energy, Inc.	16,700	846,189
	ALLETE, Inc.	13,644	491,730
	Alliant Energy Corp.	11,600	402,984
#	Ameren Corp.	20,891	892,046
	American Electric Power Co., Inc.	19,472	796,794
	American States Water Co.	7,400	240,870
#	Aqua America, Inc.	36,905	702,671
*	Aquila, Inc.	82,484	268,898
	Artesian Resources Corp. Class A	2,492	47,049
	Atmos Energy Corp.	24,798	644,748
	Avista Corp.	23,367	426,214
#	Black Hills Corp.	16,677	596,370
* #	Cadiz, Inc.	2,806	41,866
#	California Water Service Group	9,228	347,157
	CenterPoint Energy, Inc.	32,262	473,606
	Central Vermont Public Service Corp.	5,323	127,486
	CH Energy Group, Inc.	8,274	296,044
	Chesapeake Utilities Corp.	3,792	108,679
	Cleco Corp.	25,169	576,622
#	CMS Energy Corp.	53,400	768,426
	Connecticut Water Services, Inc.	5,870	141,174
	Consolidated Edison, Inc.	27,214	1,112,780
	Constellation Energy Group	6,600	583,110
	Delta Natural Gas Co., Inc.	1,648	42,057
	Dominion Resources, Inc.	31,938	1,275,604
	DPL, Inc.	27,500	701,525
	DTE Energy Co.	17,610	702,111
	Duke Energy Corp.	64,853	1,137,522
* #	Dynegy, Inc.	50,100	370,740
	Edison International	17,779	878,283
*	El Paso Electric Co.	18,400	376,464
	Empire District Electric Co.	13,665	280,269

67

	Energen Corp.	17,400	$1,044,000
	Energy East Corp.	32,181	857,624
	Energy West, Inc.	2,055	19,317
#	EnergySouth, Inc.	3,750	190,350
	Entergy Corp.	9,765	1,003,256
* #	Environmental Power Corp.	4,361	21,500
#	Equitable Resources, Inc.	8,744	538,805
	Exelon Corp.	28,311	2,119,078
	FirstEnergy Corp.	16,655	1,125,711
	Florida Public Utilities Co.	2,760	32,982
	FPL Group, Inc.	21,321	1,285,443
	Great Plains Energy, Inc.	20,867	530,648
#	Hawaiian Electric Industries, Inc.	33,000	741,180
#	IDACORP, Inc.	18,400	548,320
	Integrys Energy Group, Inc.	21,372	982,471
	ITC Holdings Corp.	25,600	1,364,480
	Laclede Group, Inc.	11,300	385,895
*	Maine & Maritimes Corp.	500	16,100
	MDU Resources Group, Inc.	19,604	514,801
#	MGE Energy, Inc.	9,700	306,132
	Middlesex Water Co.	9,586	180,696
* #	Mirant Corp.	75,000	2,775,000
	National Fuel Gas Co.	23,131	1,088,314
#	New Jersey Resources Corp.	15,800	726,958
	Nicor, Inc.	20,152	687,183
#	NiSource, Inc.	29,400	505,386
	Northeast Utilities, Inc.	15,532	394,047
	Northwest Natural Gas Co.	10,559	443,900
	NorthWestern Corp.	4,200	108,318
*	NRG Energy, Inc.	79,900	3,297,473
	NSTAR	29,969	926,042
	OGE Energy Corp.	25,386	824,283
	Oneok, Inc.	11,161	519,768
#	Ormat Technologies, Inc.	19,400	847,004
	Otter Tail Corp.	11,900	386,155
	Pepco Holdings, Inc.	21,455	542,168
	PG&E Corp.	19,300	726,838
#	Piedmont Natural Gas Co.	21,761	535,321
	Pinnacle West Capital Corp.	24,306	864,078
	PNM Resources, Inc.	15,712	186,030
	Portland General Electric Co.	27,600	643,908
	PPL Corp.	17,844	809,761
	Progress Energy, Inc.	26,591	1,114,429
	Public Service Enterprise Group, Inc.	104,400	4,604,040
	Puget Energy, Inc.	27,871	744,156
	Questar Corp.	65,644	3,626,831
*	Reliant Energy, Inc.	115,300	2,628,840
	RGC Resources, Inc.	971	26,945
	SCANA Corp.	12,128	459,287
	Sempra Energy	13,700	727,881
	Sierra Pacific Resources	52,644	679,634
#	SJW Corp.	14,270	431,239

68

South Jersey Industries, Inc.	18,988	$648,820
Southern Co.	34,672	1,197,224
Southern Union Co.	33,672	866,044
Southwest Gas Corp.	16,183	414,123
# Southwest Water Co.	19,335	212,105
TECO Energy, Inc.	50,775	760,610
UGI Corp.	25,781	660,251
UIL Holdings Corp.	10,085	296,398
Unisource Energy Corp.	15,616	369,318
Unitil Corp.	3,599	96,453
Vectren Corp.	18,584	478,910
Westar Energy, Inc.	27,655	628,598
WGL Holdings, Inc.	21,832	680,940
Wisconsin Energy Corp.	11,807	515,021
Xcel Energy, Inc.	43,144	855,114
York Water Co.	4,821	74,243
Total Utilities		73,431,421

TOTAL COMMON STOCKS		2,847,270,559

RIGHTS/WARRANTS — (0.0%)
* Caliper Life Sciences, Inc. Warrants 08/10/11	359	393
* Security Bank Corp. Rights 03/10/08	6,978	393
TOTAL RIGHTS/WARRANTS		786

TEMPORARY CASH INVESTMENTS — (0.4%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	11,051,293	11,051,293

		Face Amount
		(000)

SECURITIES LENDING COLLATERAL — (13.0%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $508,067,335 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 05/01/20 to 12/01/47, valued at $385,553,145 ) to be repurchased at $374,421,701	$374,323	374,323,441
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $18,885,046 FHLMC 6.000%, 02/01/37, valued at $16,701,459 ) to be repurchased at $16,145,316	16,141	16,141,079

69

@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $45,400,000 FNMA 5.242%(r), 11/01/36, valued at $38,906,347 ) to be repurchased at $37,778,978	$37,769	$37,769,001

TOTAL SECURITIES LENDING COLLATERAL		$428,233,521

TOTAL INVESTMENTS - (100.0%) (Cost $3,505,278,922)##		$3,286,556,159

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,858,320,872
Level 2 – Other Significant Observable Inputs	428,235,287
Level 3 – Significant Unobservable Inputs	—
Total	$3,286,556,159

70

U.S. VECTOR EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.3%)
Consumer Discretionary — (11.1%)
*	1-800-FLOWERS.COM, Inc.	17,264	$138,803
*	4Kids Entertainment, Inc.	5,847	69,228
* #	99 Cents Only Stores	17,400	161,646
*	A.C. Moore Arts & Crafts, Inc.	9,600	82,272
	Aaron Rents, Inc.	28,199	553,264
	Aaron Rents, Inc. Class A	1,818	33,178
#	Abercrombie & Fitch Co.	3,008	233,210
* #	AbitibiBowater Canada, Inc.	7,280	75,348
*	Acme Communications, Inc.	3,300	9,702
	Acme United Corp.	1,600	21,616
	Advance Auto Parts, Inc.	9,426	316,148
* #	Aeropostale, Inc.	6,850	183,991
*	AFC Enterprises, Inc.	3,000	22,650
*	Aftermarket Technology Corp.	13,600	255,000
*	AH Belo Corp. Series A	10,080	122,674
	Aldila, Inc.	3,550	57,687
*	Alloy, Inc.	5,175	39,796
	Ambassadors Group, Inc.	722	12,953
* #	AMDL, Inc.	8,800	26,840
	American Axle & Manufacturing Holdings, Inc.	36,400	716,352
*	American Biltrite, Inc.	600	4,350
	American Eagle Outfitters, Inc.	5,050	107,918
	American Greetings Corp. Class A	21,500	404,630
*	America’s Car-Mart, Inc.	8,724	95,092
#	Ameristar Casinos, Inc.	25,680	497,935
*	AnnTaylor Stores Corp.	17,400	417,948
#	Arbitron, Inc.	3,500	146,720
#	Arctic Cat, Inc.	5,300	40,068
	Ark Restaurants Corp.	600	18,480
#	ArvinMeritor, Inc.	31,600	356,764
	Asbury Automotive Group, Inc.	14,400	201,888
*	Audible, Inc.	6,073	69,536
*	Audiovox Corp. Class A	1,700	15,300
*	AutoNation, Inc.	83,008	1,209,427
* #	Avatar Holdings, Inc.	4,100	176,628
*	Bakers Footwear Group, Inc.	2,300	4,876
*	Ballantyne of Omaha, Inc.	5,800	28,594
* #	Bally Technologies, Inc.	3,800	144,058
#	Barnes & Noble, Inc.	21,500	604,580
*	Barry (R.G.) Corp.	4,100	32,718
	Bassett Furniture Industries, Inc.	60	704
	Beasley Broadcast Group, Inc.	4,101	22,761
	Bebe Stores, Inc.	23,300	284,493

1

*	Bed Bath and Beyond, Inc.	4,900	$138,866
#	Belo Corp. Class A	50,400	593,208
*	Benihana, Inc.	3,100	34,348
*	Benihana, Inc. Class A	3,600	38,556
	Best Buy Co., Inc.	4,700	202,147
#	Big 5 Sporting Goods Corp.	2,920	27,010
* #	Big Dog Holdings, Inc.	3,900	41,418
*	Big Lots, Inc.	9,500	160,075
* #	BJ’s Restaurants, Inc.	26,200	355,272
	Black & Decker Corp.	2,280	156,796
#	Blockbuster, Inc. Class A	84,600	257,184
*	Blockbuster, Inc. Class B	47,800	132,406
* #	Blue Nile, Inc.	1,800	79,488
*	Bluegreen Corp.	6,800	57,528
	Blyth, Inc.	14,654	290,589
	Bob Evans Farms, Inc.	24,400	706,380
#	Bon-Ton Stores, Inc.	1,000	5,720
	Books-A-Million, Inc.	7,900	65,491
#	Borders Group, Inc.	4,300	39,818
	BorgWarner, Inc.	12,000	517,320
	Bowl America, Inc. Class A	1,600	24,640
#	Boyd Gaming Corp.	23,900	504,051
*	Bright Horizons Family Solutions, Inc.	2,620	117,848
	Brinker International, Inc.	8,450	155,818
	Brown Shoe Company, Inc.	13,200	193,776
#	Brunswick Corp.	31,700	516,393
	Buckle, Inc.	13,550	615,170
* #	Buffalo Wild Wings, Inc.	3,400	78,778
*	Build-A-Bear-Workshop, Inc.	6,300	73,206
#	Building Materials Holding Corp.	2,900	16,762
#	Bunge, Ltd.	7,100	786,964
* #	Cabela’s, Inc.	24,300	329,265
*	Cache, Inc.	13,300	132,468
* #	California Coastal Communities, Inc.	3,660	18,703
*	California Pizza Kitchen, Inc.	13,050	181,917
	Callaway Golf Co.	27,000	411,480
	Canterbury Park Holding Corp.	1,500	15,150
* #	Career Education Corp.	8,400	124,740
* #	CarMax, Inc.	11,800	216,648
#	Carmike Cinemas, Inc.	5,900	42,657
#	Carnival Corp.	16,208	637,785
*	Carriage Services, Inc.	9,250	73,075
*	Carter’s, Inc.	19,700	303,971
* #	Casual Male Retail Group, Inc.	14,500	55,970
	Cato Corp. Class A	13,800	216,108
*	Cavalier Homes, Inc.	7,900	13,430
* #	Cavco Industries, Inc.	5,511	181,532
#	CBRL Group, Inc.	3,900	142,038
	CBS Corp. Class A	1,100	25,080

2

	CBS Corp. Class B	50,160	$1,144,651
* #	CEC Entertainment, Inc.	12,700	340,741
#	Centex Corp.	17,600	390,544
* #	Champion Enterprises, Inc.	75,600	671,328
	Charles and Colvard, Ltd.	4,900	6,272
*	Charlotte Russe Holding, Inc.	7,500	146,025
* #	Charter Communications, Inc.	42,600	40,981
* #	Cheesecake Factory, Inc.	21,300	445,383
#	Cherokee, Inc.	1,858	62,893
*	Chicos FAS, Inc.	10,600	98,686
* #	Chipotle Mexican Grill, Inc.	1,000	99,300
*	Chipotle Mexican Grill, Inc. Class B	1,000	85,920
	Choice Hotels International, Inc.	2,200	71,390
	Christopher & Banks Corp.	27,900	301,320
*	Chromcraft Revington, Inc.	300	1,350
	Churchill Downs, Inc.	7,638	347,758
#	Circuit City Stores, Inc.	48,600	214,812
#	Citadel Broadcasting Co.	44,993	47,243
* #	Citi Trends, Inc.	2,600	37,726
#	CKE Restaurants, Inc.	8,900	98,612
*	CKX, Inc.	16,900	150,748
	Clear Channel Communications, Inc.	13,300	425,600
	Coachmen Industries, Inc.	1,300	5,759
	Coast Distribution System, Inc.	600	3,240
	Cobra Electronics Corp.	400	1,916
*	Coinstar, Inc.	13,900	405,324
*	Coldwater Creek, Inc.	12,800	70,784
	Collectors Universe, Inc.	7,300	67,963
#	Columbia Sportswear Co.	13,400	553,822
*	Comcast Corp. Class A	123,218	2,407,680
*	Comcast Corp. Special Class A Non-Voting	60,100	1,162,935
*	Concord Camera Corp.	2,248	9,824
* #	Conn’s, Inc.	10,600	135,150
	Cooper Tire & Rubber Co.	28,511	515,194
* #	Corinthian Colleges, Inc.	38,065	302,617
	Courier Corp.	6,144	167,178
*	Cox Radio, Inc.	17,500	192,325
#	CPI Corp.	800	13,264
	Craftmade International, Inc.	1,800	17,154
* #	Crown Media Holdings, Inc.	10,236	56,707
* #	CSK Auto Corp.	11,000	99,770
	CSS Industries, Inc.	4,800	167,568
*	Culp, Inc.	2,000	14,600
* #	Cumulus Media, Inc. Class A	4,900	26,950
*	Cybex International, Inc.	7,800	31,590
*	Cycle Country Accessories Corp.	2,700	5,292
	Darden Restaurants, Inc.	3,500	107,905
*	Deckers Outdoor Corp.	2,000	221,280
*	dELiA*s, Inc.	1,200	2,388
	Delta Apparel, Inc.	3,900	34,593
*	Denny’s Corp.	2,900	9,048
*	Design Within Reach, Inc.	6,018	14,503

3

	DeVry, Inc.	9,500	$417,430
*	DG Fastchannel, Inc.	10,184	205,615
*	Diedrich Coffee, Inc.	2,316	7,365
#	Dillards, Inc. Class A	34,000	502,860
*	Discovery Holding Co. Class A	62,600	1,412,882
*	Discovery Holding Co. Class B	2,600	66,300
	Disney (Walt) Co.	61,500	1,993,215
*	Dixie Group, Inc.	2,600	22,906
*	Dollar Tree Stores, Inc.	6,200	166,346
*	Dorman Products, Inc.	8,109	85,144
#	Dover Downs Gaming & Entertainment, Inc.	4,250	38,760
	Dover Motorsports, Inc.	7,800	53,898
*	DreamWorks Animation SKG, Inc.	11,000	279,180
*	Drew Industries, Inc.	7,800	210,288
*	drugstore.com, Inc.	59,700	167,160
	DRYCLEAN USA, Inc.	1,100	1,166
	E.W. Scripps Co.	5,500	229,735
	Eastman Kodak Co.	10,600	179,988
	Educational Development Corp.	1,100	6,182
*	Einstein Noah Restaurant Group, Inc.	2,700	41,607
*	Emerson Radio Corp.	9,960	10,757
#	Emmis Communications Corp. Class A	13,500	39,960
* #	Enova Systems, Inc.	1,200	5,400
	Entercom Communications Corp.	12,050	134,598
*	Entravision Communications Corp.	28,300	164,140
* #	Escala Group, Inc.	5,400	15,336
	Escalade, Inc.	2,604	23,696
#	Ethan Allen Interiors, Inc.	15,000	408,600
*	Expedia, Inc.	47,300	1,084,589
	Family Dollar Stores, Inc.	13,400	256,610
*	Famous Dave’s of America, Inc.	2,200	22,330
*	Finlay Enterprises, Inc.	2,900	2,697
*	Fisher Communications, Inc.	4,300	134,676
*	Flanigan’s Enterprises, Inc.	300	2,415
* #	Fleetwood Enterprises, Inc.	16,800	71,568
	Flexsteel Industries, Inc.	973	12,824
#	Foot Locker, Inc.	54,368	668,726
*	Ford Motor Co.	204,300	1,334,079
	Fortune Brands, Inc.	7,970	517,891
*	Fossil, Inc.	9,700	312,146
*	Franklin Covey Co.	11,700	90,324
*	Franklin Electronic Publishers, Inc.	4,412	9,662
*	Frederick’s of Hollywood Group	3,300	10,758
#	Fred’s, Inc.	27,647	242,741
	Frisch’s Restaurants, Inc.	900	19,440
	FTD Group, Inc.	23,600	325,444
* #	Fuel Systems Solutions, Inc.	6,250	64,625
*	Full House Resorts, Inc.	8,010	17,862
#	Furniture Brands International, Inc.	36,200	470,600
* #	Gaiam, Inc.	7,100	151,088
*	GameStop Corp. Class A	8,200	347,352
*	GameTech International, Inc.	5,000	29,100

4

*	Gaming Partners International Corp.	1,700	$13,039
* #	Gander Mountain Co.	8,044	45,449
	Gannett Co., Inc.	44,500	1,341,675
	Gap, Inc.	29,700	599,049
*	Gaylord Entertainment Co.	11,200	337,008
* #	Gemstar-TV Guide International, Inc.	47,240	223,918
#	General Motors Corp.	10,760	250,493
*	Genesco, Inc.	6,000	179,700
* #	Gentek, Inc.	3,300	90,750
	Gentex Corp.	13,100	211,172
	Genuine Parts Co.	7,000	288,750
*	Getty Images, Inc.	10,860	349,258
*	G-III Apparel Group, Ltd.	11,980	156,818
*	Goodyear Tire & Rubber Co.	11,300	306,230
*	Gottschalks, Inc.	4,800	11,040
	Gray Television, Inc.	13,500	78,300
*	Great Wolf Resorts, Inc.	19,580	134,515
#	Group 1 Automotive, Inc.	16,500	404,250
* #	GSI Commerce, Inc.	5,200	75,244
#	Guess?, Inc.	2,000	82,260
*	Gymboree Corp.	7,300	289,007
#	H&R Block, Inc.	8,000	149,200
*	Hampshire Group, Ltd.	1,868	22,416
#	Handleman Co.	7,876	10,318
*	Hanesbrands, Inc.	2,900	84,390
#	Harley-Davidson, Inc.	11,100	412,476
	Harman International Industries, Inc.	1,600	65,920
* #	Harris Interactive, Inc.	12,400	33,604
#	Harte-Hanks, Inc.	16,800	284,088
*	Hartmarx Corp.	4,900	12,250
#	Hasbro, Inc.	5,600	144,312
*	Hastings Entertainment, Inc.	1,695	13,899
#	Haverty Furniture Co., Inc.	4,900	48,118
	Haverty Furniture Co., Inc. Class A	800	7,800
*	Hawk Corp.	7,000	130,900
*	Hayes Lemmerz International, Inc.	43,831	139,383
	Hearst-Argyle Television, Inc.	18,100	398,200
* #	Hibbett Sporting Goods, Inc.	2,300	36,340
*	Hollywood Media Corp.	13,492	35,889
	Home Depot, Inc.	52,800	1,401,840
* #	Home Solutions of America, Inc.	17,500	7,175
#	Hooker Furniture Corp.	3,439	70,465
*	Hot Topic, Inc.	6,700	30,753
*	IAC/InterActiveCorp.	104,238	2,074,336
*	Iconix Brand Group, Inc.	36,449	757,410
	Idearc, Inc.	3,755	18,099
#	IHOP Corp.	4,900	224,322
	ILX Resorts, Inc.	500	2,825
*	Image Entertainment, Inc.	5,300	11,342
* #	Infosonics Corp.	4,100	5,453
	Interactive Data Corp.	14,400	421,344
	Interface, Inc. Class A	11,955	200,366

5

	International Speedway Corp. Class A	7,100	$282,864
*	Interpublic Group of Companies, Inc.	10,400	89,648
*	Interstate Hotels & Resorts, Inc.	11,800	58,646
* #	INVESTools, Inc.	5,300	61,321
* #	iRobot Corp.	8,500	155,720
* #	Isle of Capri Casinos, Inc.	9,800	88,690
* #	ITT Educational Services, Inc.	800	44,176
	J. Alexander’s Corp.	4,300	33,282
* #	J. Crew Group, Inc.	1,200	48,060
	J.C. Penney Co., Inc.	2,700	124,767
*	Jack in the Box, Inc.	13,400	352,018
	Jackson Hewitt Tax Service, Inc.	10,200	213,486
*	Jaclyn, Inc.	400	3,230
*	Jakks Pacific, Inc.	5,600	156,520
* #	Jarden Corp.	29,419	708,704
*	Jennifer Convertibles, Inc.	400	820
*	Jo-Ann Stores, Inc.	11,500	189,750
	Johnson Controls, Inc.	11,100	364,746
	Johnson Outdoors, Inc.	4,728	87,468
	Jones Apparel Group, Inc.	40,800	575,688
* #	Jos. A. Bank Clothiers, Inc.	7,625	173,697
	Journal Communications, Inc. Class A	33,000	227,370
#	Journal Register Co.	12,400	12,400
	Kenneth Cole Productions, Inc. Class A	6,900	102,603
	Kimball International, Inc. Class B	6,617	69,148
* #	Knology, Inc.	3,169	38,725
*	Kohl’s Corp.	3,800	168,872
*	Kona Grill, Inc.	2,493	24,257
	Koss Corp.	1,400	27,230
*	KSW, Inc.	3,180	20,320
#	K-Swiss, Inc. Class A	9,900	143,649
	LaCrosse Footwear, Inc.	2,403	40,250
*	Lakeland Industries, Inc.	4,621	48,567
* #	Lakes Entertainment, Inc.	9,241	54,337
	Lamar Advertising Co.	2,600	99,086
#	Landry’s Restaurants, Inc.	1,500	26,595
*	Lazare Kaplan International, Inc.	4,000	40,000
#	La-Z-Boy, Inc.	20,600	173,658
*	Leapfrog Enterprises, Inc.	11,500	65,550
* #	Lear Corp.	21,000	579,180
#	Lee Enterprises, Inc.	13,400	138,154
	Leggett & Platt, Inc.	102,300	1,708,410
* #	Lenox Group, Inc.	6,600	12,210
	Libbey, Inc.	6,100	94,855
*	Liberty Global, Inc. Class A	9,888	371,789
*	Liberty Global, Inc. Series C	9,900	347,193
*	Liberty Media Holding Corp. Capital Class A	9,825	1,140,781
*	Liberty Media Holding Corp. Capital Class B	200	24,018
*	Liberty Media Holding Corp. Interactive Class A	219,019	3,145,113
*	Liberty Media Holding Corp. Interactive Class B	2,600	37,232
* #	LIFE TIME FITNESS, Inc.	3,800	110,428
#	Lifetime Brands, Inc.	6,500	67,145

6

#	Limited Brands, Inc.	12,900	$196,725
*	Lin TV Corp.	12,800	131,456
*	Lincoln Educational Services	11,864	142,368
*	Live Nation, Inc.	33,000	391,710
	Liz Claiborne, Inc.	20,700	368,046
* #	LKQ Corp.	21,456	455,725
* #	Lodgenet Entertainment Corp.	3,600	33,516
*	Lodgian, Inc.	11,600	103,820
	Lowe’s Companies, Inc.	33,700	807,789
*	Luby’s, Inc.	12,800	117,120
*	Mace Security International, Inc.	3,950	6,912
	Macy’s, Inc.	157,690	3,891,789
*	Maidenform Brands, Inc.	5,646	69,841
#	Marine Products Corp.	18,461	135,135
* #	MarineMax, Inc.	7,800	95,784
* #	Martha Stewart Living Omnimedia, Inc.	2,000	14,080
* #	Marvel Entertainment, Inc.	2,900	72,935
	Mattel, Inc.	14,400	278,208
#	Matthews International Corp. Class A	10,533	472,510
*	McCormick & Schmick’s Seafood Restaurants, Inc.	421	4,564
	McDonald’s Corp.	13,800	746,718
	MDC Holdings, Inc.	18,400	770,592
#	Media General, Inc. Class A	15,700	244,920
* #	Mediacom Communications Corp.	7,500	32,775
	Meredith Corp.	3,500	151,725
* #	MGM Mirage	5,300	326,427
*	Midas, Inc.	2,600	39,338
	Modine Manufacturing Co.	27,000	336,960
* #	Mohawk Industries, Inc.	27,700	1,978,057
	Monaco Coach Corp.	2,500	24,450
*	Monarch Casino & Resort, Inc.	16,192	269,111
	Monro Muffler Brake, Inc.	9,808	164,284
* #	Morgans Hotel Group	4,200	64,428
* #	Morningstar, Inc.	1,065	69,427
*	Morton’s Restaurant Group, Inc.	7,500	58,125
*	Mothers Work, Inc.	1,400	28,084
	Movado Group, Inc.	15,900	306,234
* #	MTR Gaming Group, Inc.	10,200	57,528
* #	Multimedia Games, Inc.	11,722	82,054
*	Nathan’s Famous, Inc.	2,611	41,515
*	National Lampoon, Inc.	1,000	1,950
	National Presto Industries, Inc.	2,100	110,040
#	Nautilus Group, Inc.	10,900	45,671
* #	Navarre Corp.	10,126	16,708
* #	Netflix, Inc.	16,900	533,702
*	Nevada Gold & Casinos, Inc.	1,000	1,470
	New Frontier Media, Inc.	8,295	41,890
*	New Motion, Inc.	5,294	26,999
	Newell Rubbermaid, Inc.	9,700	220,190
	News Corp. Class A	42,460	781,689
	News Corp. Class B	19,144	365,842
#	NIKE, Inc. Class B	1,200	72,240

7

*	Nobel Learning Communities, Inc.	1,815	$23,704
	Nobility Homes, Inc.	600	9,960
	Noble International, Ltd.	19,481	212,538
#	Nordstrom, Inc.	1,000	37,030
* #	Nutri/System, Inc.	2,600	37,206
* #	NVR, Inc.	200	108,136
* #	Office Depot, Inc.	9,500	108,015
	OfficeMax, Inc.	24,400	518,988
#	Orleans Homebuilders, Inc.	4,800	24,048
	O’Charleys, Inc.	10,410	117,529
*	O’Reilly Automotive, Inc.	23,400	630,864
*	Outdoor Channel Holdings, Inc.	11,600	85,260
* #	Overstock.com, Inc.	3,000	30,750
	Oxford Industries, Inc.	6,800	143,752
*	P & F Industries, Inc. Class A	1,046	7,296
* #	Pacific Sunwear of California, Inc.	20,100	224,316
* #	Palm Harbor Homes, Inc.	10,895	54,911
* #	Panera Bread Co.	13,900	519,443
* #	Papa John’s International, Inc.	6,587	172,250
* #	PC Mall, Inc.	6,200	49,662
*	Penn National Gaming, Inc.	3,100	142,073
	Pennichuck Corp.	1,649	37,927
#	Penske Automotive Group, Inc.	75,230	1,357,149
*	Perry Ellis International, Inc.	8,000	156,720
* #	PetMed Express, Inc.	15,100	172,895
	PETsMART, Inc.	11,515	247,918
	Phillips-Van Heusen Corp.	11,300	412,563
*	Phoenix Footwear Group, Inc.	4,000	7,320
*	Pinnacle Entertainment, Inc.	36,300	568,458
*	Playboy Enterprises, Inc. Class A	1,600	13,232
* #	Playboy Enterprises, Inc. Class B	22,400	180,544
* #	PokerTek, Inc.	2,519	12,469
#	Polaris Industries, Inc.	2,600	99,268
	Polo Ralph Lauren Corp.	2,300	143,037
*	Pomeroy IT Solutions, Inc.	2,600	17,082
*	Premier Exhibitions, Inc.	3,500	16,730
	Pre-Paid Legal Services, Inc.	1,800	85,770
* #	Priceline.com, Inc.	3,400	387,668
#	PRIMEDIA, Inc.	8,733	67,419
* #	Princeton Review, Inc.	8,800	73,040
* #	Progressive Gaming International Corp.	17,200	44,204
*	Proliance International, Inc.	4,200	11,676
*	QEP Co., Inc.	1,500	13,845
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	7,100	4,970
*	Quiksilver, Inc.	90,660	815,940
* #	R.H. Donnelley Corp.	13,700	97,133
*	Radio One, Inc. Class D	36,652	46,182
	RadioShack Corp.	3,600	62,820
* #	Rainmaker Systems, Inc.	8,251	23,680
*	RC2 Corp.	8,462	156,970
#	RCN Corp.	14,800	164,280

8

*	Reading International, Inc. Class A	5,000	$47,550
*	Red Lion Hotels Corp.	1,000	8,010
* #	Red Robin Gourmet Burgers, Inc.	16,700	556,611
* #	RedEnvelope, Inc.	3,400	5,780
*	Regent Communications, Inc.	2,900	2,639
	Regis Corp.	20,760	520,038
*	Rentrak Corp.	2,950	32,745
*	Restoration Hardware, Inc.	6,000	25,980
* #	Retail Ventures, Inc.	6,700	45,091
*	Riviera Holdings Corp.	400	9,124
* #	Rockford Corp.	3,495	4,683
* #	Rocky Brands, Inc.	2,700	15,309
	Ross Stores, Inc.	5,908	164,538
*	Rubio’s Restaurants, Inc.	6,352	41,796
	Ruby Tuesday, Inc.	10,500	74,655
	Russ Berrie & Co., Inc.	3,300	43,098
* #	Ruth’s Chris Steak House, Inc.	3,000	20,970
	Ryland Group, Inc.	14,500	410,205
*	Saga Communications, Inc. Class A	11,360	66,115
#	Saks, Inc.	32,300	502,588
	Salem Communications Corp.	6,915	22,819
*	Sally Beauty Holdings, Inc.	1,700	13,005
	Sauer-Danfoss, Inc.	17,900	380,554
*	Scholastic Corp.	16,100	561,407
*	Scientific Games Corp.	3,300	68,211
#	Sealy Corp.	8,300	75,613
* #	Sears Holdings Corp.	13,800	1,319,556
	Service Corp. International	100,700	1,087,560
	Sherwin-Williams Co.	4,800	248,544
	Shiloh Industries, Inc.	7,307	68,101
* #	Shuffle Master, Inc.	4,525	37,286
*	Silverleaf Resorts, Inc.	9,700	32,204
	Sinclair Broadcast Group, Inc. Class A	21,000	193,830
* #	Sirius Satellite Radio, Inc.	6,800	19,312
*	Skechers U.S.A., Inc. Class A	6,400	136,256
#	Skyline Corp.	8,400	236,880
* #	Smith & Wesson Holding Corp.	5,100	26,112
	Snap-On, Inc.	15,700	783,744
	Sonesta International Hotels Corp. Class A	1,000	29,370
	Sonic Automotive, Inc.	31,800	565,404
* #	Sonic Corp.	6,400	136,512
	Sotheby’s Class A	2,200	74,184
* #	Source Interlink Companies, Inc.	15,583	26,335
* #	Spanish Broadcasting System, Inc.	15,926	23,889
#	Spartan Motors, Inc.	8,775	71,341
	Speedway Motorsports, Inc.	31,400	916,880
*	Sport Chalet, Inc. Class A	5,273	23,465
#	Sport Supply Group, Inc.	7,100	80,656
	Stage Stores, Inc.	18,250	231,045
*	Stamps.com, Inc.	8,000	70,800
	Standard Motor Products, Inc.	1,200	8,892
	Staples, Inc.	8,300	184,675

9

	Starwood Hotels & Resorts Worldwide, Inc.	6,000	$283,980
*	Steinway Musical Instruments, Inc.	600	14,826
*	Steven Madden, Ltd.	9,300	156,612
#	Stewart Enterprises, Inc.	10,300	61,491
*	Stoneridge, Inc.	10,200	109,956
	Strattec Security Corp.	1,600	59,776
	Strayer Education, Inc.	1,326	206,458
	Sturm Ruger & Co., Inc.	7,300	57,670
*	Sun-Times Media Group, Inc. Class A	10,600	9,328
#	Superior Industries International, Inc.	11,300	196,168
	Superior Uniform Group, Inc.	3,977	39,372
	Syms Corp.	700	9,415
* #	Syntax-Brillian Corp.	17,700	12,576
#	Systemax, Inc.	23,760	257,321
	Tandy Brand Accessories, Inc.	3,338	20,295
*	Tandy Leather Factory, Inc.	4,900	13,475
	Target Corp.	19,600	1,031,156
* #	Tarragon Corp.	9,000	15,750
*	Tarrant Apparel Group	3,100	2,480
#	Tempur-Pedic International, Inc.	3,900	67,938
*	Tenneco Automotive, Inc.	15,700	396,425
* #	Texas Roadhouse, Inc.	31,200	290,160
* #	The Children’s Place Retail Stores, Inc.	3,600	76,896
*	The DIRECTV Group, Inc.	1,800	45,090
*	The Dress Barn, Inc.	12,600	166,068
	The Marcus Corp.	8,100	129,114
#	The McClatchey Co.	12,700	121,920
#	The Men’s Wearhouse, Inc.	4,700	108,288
#	The New York Times Co. Class A	20,800	387,504
	The Pep Boys - Manny, Moe & Jack	19,300	220,792
	The Stanley Works	3,600	174,744
* #	The Steak n Shake Co.	14,000	116,760
	The TJX Companies, Inc.	11,000	352,000
#	Thor Industries, Inc.	6,900	210,312
	Tiffany & Co.	7,800	293,592
	Tim Hortons, Inc.	2,302	80,961
*	Timberland Co. Class A	8,700	130,674
	Time Warner, Inc.	302,981	4,729,533
* #	TiVo, Inc.	13,100	113,708
*	Toll Brothers, Inc.	100,300	2,127,363
*	Tractor Supply Co.	9,200	344,448
*	Trans World Entertainment Corp.	2,100	8,379
#	Triarc Companies, Inc. Class A	4,300	37,324
	Triarc Companies, Inc. Class B	7,200	60,624
*	Triple Crown Media, Inc.	1,130	4,463
* #	True Religion Apparel, Inc.	5,300	108,279
* #	Trump Entertainment Resorts, Inc.	9,900	39,798
*	TRW Automotive Holdings Corp.	39,200	865,536
	Tupperware Corp.	7,200	262,656
*	Tween Brands, Inc.	6,600	195,360
*	Under Armour, Inc. Class A	1,100	40,502
*	Unifi, Inc.	7,100	20,164

10

	Unifirst Corp.	11,400	$440,382
*	Universal Electronics, Inc.	5,700	129,390
* #	Universal Technical Institute, Inc.	11,850	148,125
* #	Urban Outfitters, Inc.	5,900	169,802
	V.F. Corp.	4,000	304,160
* #	Vail Resorts, Inc.	9,800	443,450
*	Valassis Communications, Inc.	25,400	284,988
	Value Line, Inc.	700	29,708
* #	ValueVision Media, Inc. Class A	14,400	75,744
*	Varsity Group, Inc.	2,600	517
* #	VCG Holding Corp.	6,400	67,520
*	Viacom, Inc. Class A	1,000	39,800
*	Viacom, Inc. Class B	6,000	238,500
	Virco Manufacturing Corp.	3,197	18,990
	Virgin Media, Inc.	4,500	67,500
#	Visteon Corp.	11,200	39,200
*	Volcom, Inc.	1,700	33,609
*	Voyager Learning Co.	8,500	59,500
*	Warnaco Group, Inc.	22,700	852,612
	Warner Music Group Corp.	3,100	18,600
	Washington Post Co.	200	144,800
	Weight Watchers International, Inc.	3,500	164,500
*	Wells-Gardner Electronics Corp.	3,995	5,992
	Wendy’s International, Inc.	11,600	281,648
* #	West Marine, Inc.	9,000	72,630
	Westwood One, Inc.	29,400	52,038
	Weyco Group, Inc.	2,500	67,575
#	Whirlpool Corp.	7,146	602,908
	Wiley (John) & Sons, Inc. Class A	5,200	189,696
*	Williams Controls, Inc.	768	11,697
#	Williams-Sonoma, Inc.	18,600	434,496
* #	Wilsons The Leather Experts, Inc.	15,500	10,385
*	Winmark Corp.	391	7,816
#	Winnebago Industries, Inc.	2,600	52,182
*	WMS Industries, Inc.	11,400	432,858
	Wolverine World Wide, Inc.	23,500	622,750
#	World Wrestling Entertainment, Inc.	8,000	141,600
* #	WorldSpace, Inc. Class A	4,800	5,376
	Wyndham Worldwide Corp.	50,160	1,112,047
	Wynn Resorts, Ltd.	2,200	221,540
#	Xerium Technologies, Inc.	1,300	6,513
*	XM Satellite Radio Holdings, Inc.	6,700	79,060
*	Young Broadcasting, Inc. Class A	2,300	1,817
* #	Zale Corp.	33,500	647,220
* #	Zumiez, Inc.	2,700	47,466
Total Consumer Discretionary			127,636,090

Consumer Staples — (4.8%)
	Alberto-Culver Co.	24,500	656,600
	Alico, Inc.	2,482	101,390
*	Alliance One International, Inc.	22,800	111,720
	Altria Group, Inc.	46,200	3,379,068

11

#	American Italian Pasta Co.	4,600	$23,000
#	Andersons, Inc.	8,800	407,088
	Archer-Daniels-Midland Co.	19,218	866,732
	Arden Group, Inc. Class A	1,100	146,322
*	BJ’s Wholesale Club, Inc.	16,300	514,428
*	Boston Beer Co., Inc. Class A	3,500	124,810
*	Bridgford Foods Corp.	900	5,544
	Brown-Forman Corp. Class A	1,000	67,400
#	Brown-Forman Corp. Class B	2,400	153,048
*	Cagle’s, Inc. Class A	2,200	17,776
	Calavo Growers, Inc.	5,203	99,742
#	Cal-Maine Foods, Inc.	10,700	369,150
* #	Caribou Coffee Co.	8,886	23,104
	Casey’s General Stores, Inc.	25,200	631,260
	CCA Industries, Inc.	900	8,370
*	Central European Distribution Corp.	11,658	678,262
* #	Central Garden & Pet Co.	9,213	45,420
*	Central Garden & Pet Co. Class A	10,226	44,994
* #	Chattem, Inc.	1,400	109,060
#	Chiquita Brands International, Inc.	25,608	524,196
	Church & Dwight Co., Inc.	6,800	363,528
	Coca-Cola Bottling Co. Consolidated	3,300	180,477
	Coca-Cola Enterprises, Inc.	135,360	3,306,845
	Coffee Holding Co, Inc.	2,900	12,615
	ConAgra, Inc.	27,500	607,750
*	Constellation Brands, Inc. Class A	54,120	1,039,645
	Corn Products International, Inc.	18,800	690,148
	Costco Wholesale Corp.	6,126	379,322
*	Cuisine Solutions, Inc.	3,100	11,780
	CVS Caremark Corp.	87,809	3,545,727
*	Darling International, Inc.	20,000	278,000
	Dean Foods Co.	8,300	178,616
	Del Monte Foods Co.	104,400	937,512
	Diamond Foods, Inc.	9,889	162,180
*	Elizabeth Arden, Inc.	14,300	260,546
*	Energizer Holdings, Inc.	400	37,132
#	Estee Lauder Companies, Inc.	1,400	59,612
	Farmer Brothers Co.	13,200	294,756
	Flowers Foods, Inc.	20,051	454,356
	General Mills, Inc.	9,300	520,707
	Golden Enterprises, Inc.	1,699	4,570
#	Great Atlantic & Pacific Tea, Inc.	8,439	228,528
* #	Green Mountain Coffee, Inc.	4,800	146,448
	Griffin Land & Nurseries, Inc. Class A	100	3,665
*	Hain Celestial Group, Inc.	26,000	702,000
* #	Hansen Natural Corp.	1,200	49,800
	Hormel Foods Corp.	8,189	334,603
#	Imperial Sugar Co.	5,600	107,520
	Ingles Market, Inc. Class A	3,800	91,238
*	Integrated Biopharma, Inc.	900	2,799
	Inter Parfums, Inc.	8,300	134,792
	J & J Snack Foods Corp.	8,516	209,919

12

	J.M. Smucker Co.	29,683	$1,519,473
*	Katy Industries, Inc.	1,000	1,900
	Kraft Foods, Inc.	60,528	1,886,658
	Lancaster Colony Corp.	10,300	382,439
	Lance, Inc.	12,729	213,211
* #	Lifeway Foods, Inc.	2,000	20,880
	Longs Drug Stores Corp.	13,200	633,996
#	Mannatech, Inc.	6,922	53,853
* #	Maui Land & Pineapple Co., Inc.	3,400	88,944
#	McCormick & Co., Inc.	5,200	179,140
* #	Medifast, Inc.	3,600	15,120
#	MGP Ingredients, Inc.	5,600	35,952
	Molson Coors Brewing Co.	52,700	2,843,692
	Molson Coors Brewing Co. Class A	400	21,210
*	Monterey Pasta Co.	5,389	14,820
#	Nash Finch Co.	5,800	203,406
	National Beverage Corp.	16,760	122,683
*	Natural Alternatives International, Inc.	1,374	12,517
* #	Natural Health Trends Corp.	5,200	5,096
*	NBTY, Inc.	10,900	311,304
	Nu Skin Enterprises, Inc. Class A	13,100	216,936
	Oil-Dri Corp. of America	2,125	41,119
*	Omega Protein Corp.	13,400	142,040
*	Orchids Paper Products Co.	1,900	14,649
*	Pantry, Inc.	7,100	170,826
*	Parlux Fragrances, Inc.	12,539	42,382
* #	Peet’s Coffee & Tea, Inc.	11,116	260,226
	Pepsi Bottling Group, Inc.	13,000	442,130
	PepsiAmericas, Inc.	25,100	635,030
*	Performance Food Group Co.	15,000	487,500
#	Pilgrim’s Pride Corp.	26,700	626,382
*	Prestige Brands Holdings, Inc.	23,100	178,101
	PriceSmart, Inc.	10,410	252,547
	Procter & Gamble Co.	74,000	4,897,320
*	Pyramid Breweries, Inc.	3,787	8,218
	Ralcorp Holdings, Inc.	5,800	321,610
#	Reddy Ice Holdings, Inc.	6,700	157,919
* #	Redhook Ale Brewery, Inc.	3,700	19,203
	Reliv International, Inc.	1,800	12,060
* #	Revlon, Inc.	13,629	13,902
#	Reynolds American, Inc.	12,200	777,384
* #	Rite Aid Corp.	82,100	219,207
#	Rocky Mountain Chocolate Factory, Inc.	630	7,995
	Ruddick Corp.	17,700	570,825
	Safeway, Inc.	25,100	721,374
#	Sanderson Farms, Inc.	7,300	254,478
*	Sanfilippo (John B.) & Son, Inc.	4,800	44,784
	Sara Lee Corp.	14,600	184,398
	Schiff Nutrition International, Inc.	2,800	16,996
*	Seneca Foods Corp. Class A	2,405	48,196
*	Seneca Foods Corp. Class B	954	20,320
* #	Smithfield Foods, Inc.	67,694	1,864,970

13

	Spartan Stores, Inc.	9,000	$189,720
* #	Spectrum Brands, Inc.	31,200	117,312
* #	Star Scientific, Inc.	6,100	11,346
	Stephan Co.	1,500	4,500
	SUPERVALU, Inc.	65,801	1,727,276
	The Kroger Co.	12,400	300,700
*	Tofutti Brands, Inc.	700	1,890
#	Tootsie Roll Industries, Inc.	13,339	323,204
*	TreeHouse Foods, Inc.	13,600	301,512
	Tyson Foods, Inc. Class A	62,500	900,625
* #	United Natural Foods, Inc.	14,600	247,032
	United-Guardian, Inc.	1,200	12,300
#	Universal Corp.	21,600	1,229,256
* #	USANA Health Services, Inc.	800	24,944
#	Vector Group, Ltd.	8,841	162,498
	Village Super Market, Inc.	835	36,907
	Walgreen Co.	10,100	368,751
	Wal-Mart Stores, Inc.	42,300	2,097,657
	WD-40 Co.	6,520	202,642
	Weis Markets, Inc.	10,500	340,305
#	Whole Foods Market, Inc.	4,700	165,205
* #	Winn-Dixie Stores, Inc.	24,483	400,297
*	Zapata Corp.	4,600	32,430
Total Consumer Staples			55,881,250

Energy — (9.5%)
*	Abraxas Petroleum Corp.	23,900	89,625
	Adams Resources & Energy, Inc.	1,193	29,527
* #	Allis-Chalmers Energy, Inc.	19,700	248,614
#	Alon USA Energy, Inc.	16,100	252,609
* #	Alpha Natural Resources, Inc.	15,100	612,154
*	American Oil & Gas, Inc.	17,700	84,960
	Anadarko Petroleum Corp.	46,500	2,963,910
	Apache Corp.	19,300	2,213,903
#	Arch Coal, Inc.	8,400	429,156
* #	Arena Resources, Inc.	3,400	137,632
	Atlas America, Inc.	12,063	729,450
* #	ATP Oil & Gas Corp.	3,400	119,850
*	Atwood Oceanics, Inc.	3,700	344,433
*	Aurora Oil & Gas Corp.	10,600	6,996
	Barnwell Industries, Inc.	1,500	16,275
*	Basic Energy Services, Inc.	17,900	378,764
	Berry Petroleum Corp. Class A	10,600	435,766
* #	Bill Barret Corp.	14,800	685,832
	BJ Services Co.	9,400	243,836
*	Bois d’Arc Energy, Inc.	32,300	693,481
*	Bolt Technology Corp.	1,650	28,693
*	Boots & Coots International Well Control, Inc.	21,900	32,850
* #	BPZ Resources, Inc.	7,000	110,390
*	Brigham Exploration Co.	29,000	226,490
*	Bristow Group, Inc.	11,000	580,360
*	Bronco Drilling Co., Inc.	21,315	336,990

14

#	Cabot Oil & Gas Corp.	14,100	$701,475
*	Cal Dive International, Inc.	7,793	81,203
*	Callon Petroleum Co.	4,200	77,448
*	Cameron International Corp.	5,600	237,888
#	CARBO Ceramics, Inc.	15,100	557,794
*	Carrizo Oil & Gas, Inc.	5,800	334,950
* #	Cheniere Energy, Inc.	4,400	129,052
	Chesapeake Energy Corp.	48,600	2,197,692
	Chevron Corp.	66,300	5,745,558
	Cimarex Energy Co.	51,000	2,687,700
	CKX Lands, Inc.	200	2,380
*	Clayton Williams Energy, Inc.	6,800	257,380
*	CNX Gas Corp.	5,800	212,396
*	Commerce Energy Group, Inc.	1,600	2,224
*	Complete Production Services, Inc.	36,800	714,656
*	Comstock Resources, Inc.	32,800	1,190,640
	ConocoPhillips	126,900	10,495,899
	CONSOL Energy, Inc.	2,000	151,960
* #	Contango Oil & Gas Co.	2,150	138,245
*	Credo Petroleum Corp.	388	4,093
	Crosstex Energy, Inc.	4,000	143,000
* #	Dawson Geophysical Co.	2,550	167,968
	Delek US Holdings, Inc.	44,000	694,320
* #	Delta Petroleum Corp.	29,581	708,761
*	Denbury Resources, Inc.	13,200	420,948
	Devon Energy Corp.	37,100	3,810,912
#	Diamond Offshore Drilling, Inc.	3,800	459,154
*	Dresser-Rand Group, Inc.	4,200	143,094
*	Dril-Quip, Inc.	7,700	360,206
* #	Dune Energy, Inc.	20,000	35,400
* #	Edge Petroleum Corp.	13,300	63,840
*	Encore Acquisition Co.	42,400	1,560,320
* #	Endeavour International Corp.	16,800	21,840
*	Energy Partners, Ltd.	10,700	115,132
	ENSCO International, Inc.	8,600	514,624
	EOG Resources, Inc.	7,300	868,627
* #	Evergreen Energy, Inc.	22,300	47,945
*	Evolution Petroleum Corp.	10,013	46,060
* #	EXCO Resources, Inc.	82,400	1,429,640
* #	Exterran Holdings, Inc.	6,373	443,879
	Exxon Mobil Corp.	56,300	4,898,663
*	FieldPoint Petroleum Corp.	1,800	1,890
* #	FMC Technologies, Inc.	1,600	90,656
*	Forest Oil Corp.	35,238	1,738,291
#	Foundation Coal Holdings, Inc.	3,900	225,303
	Frontier Oil Corp.	5,600	199,976
* #	FX Energy, Inc.	5,300	24,857
*	Gasco Energy, Inc.	31,600	82,160
*	Global Industry, Ltd.	2,100	38,661
*	GMX Resources, Inc.	5,500	159,445
*	Goodrich Petroleum Corp.	2,800	67,564
*	Grant Prideco, Inc.	3,800	191,786

15

* #	Grey Wolf, Inc.	83,700	$518,940
	Gulf Island Fabrication, Inc.	6,573	191,734
*	Gulfmark Offshore, Inc.	7,600	385,016
*	Gulfport Energy Corp.	8,500	122,740
*	Harvest Natural Resources, Inc.	16,700	204,742
*	Helix Energy Solutions Group, Inc.	19,800	697,356
#	Helmerich & Payne, Inc.	40,300	1,806,649
*	Hercules Offshore, Inc.	900	22,806
	Hess Corp.	16,300	1,518,834
*	HKN, Inc.	4,100	35,629
	Holly Corp.	3,000	160,170
* #	Hornbeck Offshore Services, Inc.	11,800	530,174
*	Houston American Energy Corp.	3,000	12,810
	Hugoton Royalty Trust	41	1,158
* #	Infinity, Inc.	7,000	3,080
* #	James River Coal Co.	7,400	125,282
	Lufkin Industries, Inc.	7,531	430,472
	Marathon Oil Corp.	19,000	1,010,040
*	Mariner Energy, Inc.	44,971	1,247,046
	Massey Energy Co.	29,700	1,136,322
*	Matrix Service Co.	6,560	133,430
* #	McMoran Exploration Co.	5,600	94,080
*	Meridian Resource Corp.	44,920	69,626
*	Mitcham Industries, Inc.	3,719	65,640
	Murphy Oil Corp.	6,000	482,280
*	NATCO Group, Inc. Class A	3,600	171,540
* #	National Coal Corp.	8,000	41,840
* #	National-Oilwell, Inc.	9,600	598,080
*	Natural Gas Services Group	5,000	112,000
*	Newfield Exploration Co.	43,600	2,414,568
* #	Newpark Resources, Inc.	45,400	201,122
* #	Ngas Resources, Inc.	8,165	49,888
	NGP Capital Resources Co.	1	16
	Noble Energy, Inc.	17,000	1,315,800
	Occidental Petroleum Corp.	22,900	1,771,773
*	Oceaneering International, Inc.	3,400	204,000
* #	Oil States International, Inc.	26,300	1,108,808
* #	OMNI Energy Services Corp.	6,900	28,152
#	Overseas Shipholding Group, Inc.	18,600	1,166,592
* #	Pacific Ethanol, Inc.	15,600	77,376
	Panhandle Royalty Co.	2,500	76,325
*	Parallel Petroleum Corp.	17,100	316,008
*	Parker Drilling Co.	40,900	271,167
	Patterson-UTI Energy, Inc.	48,500	1,150,905
#	Peabody Energy Corp.	6,800	385,016
#	Penn Virginia Corp.	24,800	1,055,488
*	Petrohawk Energy Corp.	68,740	1,242,819
*	Petroleum Development Corp.	6,200	432,512
* #	PetroQuest Energy, Inc.	23,100	364,056
*	PHI, Inc. (69336T106)	500	15,907
*	PHI, Inc. (69336T205)	9,743	294,823
*	Pioneer Drilling Co.	37,200	498,852

16

	Pioneer Natural Resources Co.	54,700	$2,450,013
*	Plains Exploration & Production Co.	36,915	1,993,410
* #	PowerSecure International, Inc.	5,200	69,212
*	Pride International, Inc.	36,500	1,293,560
*	Quest Resource Corp.	9,600	68,160
*	Quicksilver Resources, Inc.	8,200	282,080
	Range Resources Corp.	9,300	568,974
	Rowan Companies, Inc.	16,200	653,022
*	Royale Energy, Inc.	3,000	10,410
#	RPC, Inc.	15,550	204,793
*	SEACOR Holdings, Inc.	15,400	1,478,246
#	Smith International, Inc.	5,600	352,968
*	Southwestern Energy Co.	4,700	306,581
	Spectra Energy Corp.	4,800	110,928
	St. Mary Land & Exploration Co.	12,700	468,376
* #	Stone Energy Corp.	19,900	1,010,124
* #	SulphCo, Inc.	27,300	114,933
#	Sunoco, Inc.	6,400	390,912
*	Superior Energy Services, Inc.	8,568	348,632
*	Superior Well Services, Inc.	16,455	425,362
*	Swift Energy Corp.	23,800	1,135,974
* #	Syntroleum Corp.	6,600	4,620
*	T-3 Energy Services, Inc.	5,000	246,850
#	Tesoro Petroleum Corp.	10,600	393,684
*	Teton Energy Corp.	6,800	32,980
* #	TETRA Technologies, Inc.	23,000	395,140
*	TGC Industries, Inc.	4,230	33,671
#	Tidewater, Inc.	25,700	1,443,055
*	Toreador Resources Corp.	4,700	44,086
* #	Transmeridian Exploration, Inc.	9,000	11,250
* #	Trico Marine Services, Inc.	12,400	490,048
* #	Tri-Valley Corp.	3,700	23,495
* #	TXCO Resources, Inc.	16,780	233,578
*	Union Drilling, Inc.	10,375	207,707
*	Unit Corp.	18,600	1,025,790
* #	Uranium Resources, Inc.	13,146	124,624
#	USEC, Inc.	38,018	242,555
*	VAALCO Energy, Inc.	35,535	158,486
	Valero Energy Corp.	25,500	1,473,135
* #	Verenium Corp.	25,000	74,750
	W&T Offshore, Inc.	39,300	1,394,364
*	Warren Resources, Inc.	28,865	386,214
* #	Westmoreland Coal Co.	1,180	18,856
*	Westside Energy Corp.	7,000	20,510
*	W-H Energy Services, Inc.	9,600	603,552
*	Whiting Petroleum Corp.	18,500	1,132,570
#	World Fuel Services Corp.	9,800	306,544
	XTO Energy, Inc.	13,375	825,371
Total Energy			109,183,745

Financials — (20.3%)
*	1st Constitution Bancorp	674	9,166

17

	1st Independence Financial Group, Inc.	400	$6,420
	1st Source Corp.	14,061	245,505
	21st Century Holding Co.	5,500	71,830
#	Abigail Adams National Bancorp, Inc.	687	7,124
	Abington Bancorp, Inc.	4,700	47,141
#	Access National Corp.	1,900	14,516
	Advance America Cash Advance Centers, Inc.	18,500	137,455
	Advanta Corp. Class A	6,100	43,310
	Advanta Corp. Class B	10,700	82,604
* #	Affiliated Managers Group, Inc.	1,380	132,963
	Affirmative Insurance Holdings, Inc.	6,000	53,520
	AFLAC, Inc.	11,100	692,751
	Alfa Corp.	27,202	592,188
*	Allegheny Corp.	4,742	1,711,862
	Alliance Bancorp, Inc. of Pennsylvania	3,113	27,737
	Alliance Financial Corp.	862	21,895
	Allstate Corp.	54,590	2,605,581
*	Alphatec Holdings, Inc.	13,610	78,666
*	AmComp, Inc.	389	4,765
	Amcore Financial, Inc.	18,273	354,862
	American Bancorp of New Jersey, Inc.	5,744	61,691
#	American Capital Strategies, Ltd.	62,280	2,260,141
#	American Equity Investment Life Holding Co.	23,600	225,380
	American Financial Group, Inc.	66,600	1,722,942
*	American Independence Corp.	1,505	12,040
	American International Group, Inc.	190,030	8,904,806
	American National Bankshares, Inc.	1,505	33,381
	American National Insurance Co.	6,325	717,571
	American Physicians Capital, Inc.	1,050	46,336
	American River Bankshares	2,657	45,169
*	American Spectrum Realty, Inc.	200	5,150
	American West Bancorporation	14,171	125,130
* #	AmeriCredit Corp.	41,000	589,580
	Ameriprise Financial, Inc.	10,400	526,656
	Ameris Bancorp	5,736	81,566
*	Amerisafe, Inc.	15,500	203,825
*	AmeriServe Financial, Inc.	7,135	20,691
#	Anchor Bancorp Wisconsin, Inc.	17,583	332,846
	AON Corp.	15,000	624,150
*	Appalachian Bancshares, Inc.	2,100	26,061
*	Argo Group International Holdings, Ltd.	5,900	220,778
	Arrow Financial Corp.	4,572	95,189
#	Asset Acceptance Capital Corp.	24,084	234,819
	Associated Banc-Corp.	84,556	2,107,136
	Assurant, Inc.	24,508	1,532,975
#	ASTA Funding, Inc.	6,500	105,170
	Astoria Financial Corp.	22,100	578,357
*	Atlantic American Corp.	5,179	8,027
	Atlantic Coast Federal Corp.	5,334	52,807
* #	B of I Holding, Inc.	4,000	24,600
	Baldwin & Lyons, Inc. Class A	489	11,606
	Baldwin & Lyons, Inc. Class B	6,015	146,525

18

	BancFirst Corp.	10,014	$421,890
#	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	4,057	83,209
	Bancorp Rhode Island, Inc.	1,600	55,952
	BancorpSouth, Inc.	25,240	567,395
#	BancTrust Financial Group, Inc.	800	8,792
	Bank Mutual Corp.	24,779	266,374
	Bank of America Corp.	366,570	14,567,492
	Bank of Commerce Holdings	1,899	16,141
*	Bank of Florida Corp.	5,891	55,140
	Bank of Granite Corp.	5,325	63,580
	Bank of Hawaii Corp.	4,100	196,882
	Bank of New York Mellon Corp.	9,645	423,126
	Bank of the Ozarks, Inc.	6,900	163,185
	BankFinancial Corp.	18,576	264,151
#	BankUnited Financial Corp. Class A	9,300	45,384
	Banner Corp.	15,519	336,142
	Bar Harbor Bankshares	500	15,550
	BB&T Corp.	9,582	298,288
	BCB Bancorp, Inc.	2,100	31,657
*	Beach First National Bancshares, Inc.	900	12,375
#	Bear Stearns Companies, Inc.	11,500	918,390
	Benjamin Franklin Bancorp, Inc.	3,300	46,431
	Berkshire Bancorp, Inc.	1,025	15,693
	Berkshire Hills Bancorp, Inc.	8,747	198,120
	Beverly Hills Bancorp, Inc.	11,675	57,791
	Beverly National Corp.	1,000	19,400
	Blackrock, Inc.	6,600	1,275,450
* #	BNCCORP., Inc.	700	9,100
	BOK Financial Corp.	24,103	1,246,607
#	Boston Private Financial Holdings, Inc.	29,607	407,688
*	Broadpoint Securities Group, Inc.	1,700	2,720
	Brooke Corp.	5,800	34,858
	Brookline Bancorp, Inc.	27,194	261,334
	Brooklyn Federal Bancorp, Inc.	5,800	75,574
	Brown & Brown, Inc.	12,500	222,875
	Bryn Mawr Bank Corp.	1,768	34,653
	C&F Financial Corp.	1,400	41,986
	Cadence Financial Corp.	7,074	108,444
	California First National Bancorp	5,186	54,453
	Camco Financial Corp.	3,400	37,332
	Camden National Corp.	2,200	69,806
	Capital Bank Corp.	2,603	26,134
#	Capital City Bank Group, Inc.	7,800	209,898
#	Capital Corp. of the West	2,291	31,501
#	Capital One Financial Corp.	25,648	1,180,577
	Capital Properties, Inc.	154	3,034
#	Capital Southwest Corp.	1,900	209,114
	CapitalSouth Bancorp	1,000	8,000
#	Capitol Bancorp, Ltd.	13,100	243,922
#	Capitol Federal Financial	7,012	243,316
	Cardinal Financial Corp.	20,664	164,279

19

	Carrollton Bancorp	58	$754
	Carver Bancorp, Inc.	500	7,200
	Cascade Bancorp	1,500	15,240
	Cascade Financial Corp.	5,500	69,630
	Cash America International, Inc.	17,900	579,244
* #	Cash Systems, Inc.	2,300	9,246
#	Cathay General Bancorp	39,429	864,284
*	CB Richard Ellis Group, Inc.	4,000	80,240
* #	Centennial Bank Holdings, Inc.	38,720	229,610
#	Center Bancorp, Inc.	7,750	86,412
	Center Financial Corp.	11,170	108,684
	Centerstate Banks of Florida, Inc.	2,980	39,932
	Central Bancorp, Inc.	300	5,778
*	Central Jersey Bancorp	103	770
#	Central Pacific Financial Corp.	13,900	257,011
	Central Virginia Bankshares, Inc.	704	12,848
	Centrue Financial Corp.	562	10,796
	Century Bancorp, Inc. Class A	500	10,250
	CFS Bancorp, Inc.	1,879	26,907
	Charter Financial Corp.	400	13,000
#	Chemical Financial Corp.	10,757	239,021
*	Chicopee Bancorp, Inc.	2,900	38,193
	Chubb Corp.	37,208	1,893,887
	Cincinnati Financial Corp.	48,478	1,801,927
	CIT Group, Inc.	36,010	800,142
	Citizens Community Bancorp, Inc.	3,333	29,830
	Citizens First Bancorp, Inc.	1,800	22,698
	Citizens First Corp.	1,000	9,870
	Citizens Holding Co.	700	13,300
	Citizens Republic Bancorp, Inc.	19,059	212,127
	Citizens South Banking Corp.	3,614	36,827
* #	Citizens, Inc.	18,000	101,700
	City Bank	1,050	19,362
	City Holding Co.	9,900	368,676
	City National Corp.	9,400	481,750
#	Clifton Savings Bancorp, Inc.	12,891	127,492
	CNA Financial Corp.	63,800	1,700,270
*	CNA Surety Corp.	30,490	430,214
	CNB Financial Corp.	1,709	23,242
	CoBiz Financial, Inc.	14,100	173,289
	Codorus Valley Bancorp, Inc.	1,751	28,979
#	Cohen & Steers, Inc.	3,400	85,612
*	Colonial Bankshares, Inc.	600	5,880
#	Colony Bankcorp, Inc.	1,300	16,900
#	Columbia Bancorp	4,000	57,000
	Columbia Banking System, Inc.	13,523	312,246
	Comerica, Inc.	45,700	1,656,168
	Comm Bancorp, Inc.	1,000	43,600
* #	Command Security Corp.	2,583	10,719
	Commerce Bancorp, Inc.	9,400	355,132
	Commerce Bancshares, Inc.	13,181	548,989
	Commerce Group, Inc.	26,300	953,112

20

	Commercial National Financial Corp.	500	$8,525
	Commonwealth Bankshares, Inc.	3,188	57,352
* #	Community Bancorp	4,800	59,040
	Community Bank System, Inc.	12,900	285,090
	Community Bankshares, Inc.	2,100	26,460
	Community Capital Corp.	230	3,553
	Community Trust Bancorp, Inc.	12,418	335,907
	Community West Bancshares	1,100	9,751
	Compass Diversified Holdings	7,869	107,018
* #	CompuCredit Corp.	16,700	173,346
*	Conseco, Inc.	75,700	887,961
#	Consolidated-Tokoma Land Co.	3,800	195,700
* #	Consumer Portfolio Services, Inc.	9,802	30,778
	Cooperative Bankshares, Inc.	80	900
* #	Core-Mark Holding Co., Inc.	7,852	208,628
#	Corus Bankshares, Inc.	15,170	156,706
*	Cowen Group, Inc.	7,414	55,605
*	Cowlitz Bancorporation	900	7,884
	Crawford & Co. Class A	4,500	16,875
	Crawford & Co. Class B	6,169	25,416
*	Crescent Financial Corp.	4,650	40,362
	Cullen Frost Bankers, Inc.	19,000	971,280
#	CVB Financial Corp.	54,908	504,605
*	Dearborn Bancorp, Inc.	2,114	14,777
	Delphi Financial Group, Inc. Class A	26,200	790,192
#	Delta Financial Corp.	9,262	509
	Dime Community Bancshares	15,797	240,430
	Discover Financial Services	17,250	260,302
*	Dollar Financial Corp.	6,400	143,808
	Donegal Group, Inc. Class A	16,008	261,251
* #	E*TRADE Financial Corp.	19,774	84,435
	East West Bancorp, Inc.	12,612	237,232
	Eastern Insurance Holdings, Inc.	7,857	128,541
	Eastern Virginia Bankshares, Inc.	2,800	48,916
	Eaton Vance Corp.	1,900	60,515
	ECB Bancorp, Inc.	500	13,250
	EMC Insurance Group, Inc.	701	15,506
* #	Encore Capital Group, Inc.	19,616	144,766
*	Enstar Group, Ltd.	300	29,397
#	Enterprise Financial Services Corp.	5,626	112,576
	Erie Indemnity Co.	15,593	769,515
	ESB Financial Corp.	3,229	33,259
	Evans Bancorp, Inc.	468	7,722
* #	Exlservice Holdings, Inc.	4,800	102,384
*	EZCORP, Inc. Class A	14,600	171,258
#	F.N.B. Corp.	30,200	414,042
	Farmers Capital Bank Corp.	1,940	49,082
	FBL Financial Group, Inc. Class A	22,300	655,843
	Federal Agriculture Mortgage Corp. Class A	200	3,584
	Federal Agriculture Mortgage Corp. Class C	4,100	98,564
#	Federal Trust Corp.	500	1,050
	Federated Investors, Inc.	3,300	133,914

21

	Fidelity Bancorp, Inc.	499	$7,645
	Fidelity National Financial, Inc.	41,543	731,572
	Fidelity Southern Corp.	4,007	31,856
	Fifth Third Bancorp	15,417	353,049
#	Financial Federal Corp.	18,750	404,062
	Financial Institutions, Inc.	4,653	86,127
*	First Acceptance Corp.	21,902	71,401
	First American Corp.	18,900	658,287
	First Bancorp	8,811	156,043
	First Bancorp of Indiana, Inc.	200	2,380
*	First Bancshares, Inc.	300	4,890
#	First Busey Corp.	28,900	540,719
* #	First California Financial Group, Inc.	2,300	19,320
*	First Cash Financial Services, Inc.	10,827	101,232
#	First Charter Corp.	10,715	259,410
	First Citizens BancShares, Inc.	3,400	483,446
#	First Commonwealth Financial Corp.	44,500	470,810
	First Community Bancorp	22,100	629,850
	First Community Bancshares, Inc.	4,692	148,502
	First Defiance Financial Corp.	3,301	64,832
	First Federal Bancshares of Arkansas, Inc.	901	13,515
	First Federal Bankshares, Inc.	700	10,087
	First Federal of Northern Michigan Bancorp, Inc.	500	3,605
	First Financial Bancorp	17,726	205,444
#	First Financial Bankshares, Inc.	10,400	393,848
	First Financial Corp.	10,793	283,316
	First Financial Holdings, Inc.	6,133	139,280
	First Financial Service Corp.	770	17,825
#	First Horizon National Corp.	5,418	87,988
*	First Keystone Financial, Inc.	400	5,372
	First M&F Corp.	4,251	64,658
#	First Marblehead Corp.	12,350	148,570
*	First Mariner Bancorp, Inc.	1,155	7,265
	First Merchants Corp.	7,300	197,173
#	First Midwest Bancorp, Inc.	39,366	1,025,484
	First National Lincoln Corp.	2,682	38,889
#	First Niagara Financial Group, Inc.	85,353	974,734
	First PacTrust Bancorp, Inc.	2,100	35,595
	First Place Financial Corp.	8,019	98,313
*	First Regional Bancorp	8,800	140,888
	First Security Group, Inc.	8,000	72,560
#	First South Bancorp, Inc.	3,822	75,217
	First State Bancorporation	14,460	171,785
	First State Financial Corp.	539	4,158
	First United Corp.	1,368	26,539
	First West Virginia Bancorp, Inc.	200	3,530
	Firstbank Corp.	1,185	16,049
*	FirstCity Financial Corp.	6,800	59,908
#	FirstMerit Corp.	52,900	992,933
#	Flagstar Bancorp, Inc.	25,500	182,580
	Flushing Financial Corp.	17,600	286,880
	FNB United Corp.	4,750	55,100

22

	Forest City Enterprises, Inc. Class A	2,000	$70,300
	Forest City Enterprises, Inc. Class B	300	10,569
*	Forestar Real Estate Group, Inc.	1,700	41,446
*	FPIC Insurance Group, Inc.	1,700	74,239
* #	Franklin Bank Corp.	4,800	18,432
* #	Franklin Credit Management Corp.	3,584	3,046
#	Frontier Financial Corp.	10,150	152,047
	Fulton Financial Corp.	104,868	1,219,615
*	FX Real Estate & Entertainment, Inc.	3,380	19,232
* #	GAINSCO, Inc.	4,900	16,415
	Gallagher (Arthur J.) & Co.	9,100	214,760
	GAMCO Investors, Inc.	2,600	145,652
	Gateway Financial Holdings, Inc.	5,727	65,574
#	GB&T Bancshares, Inc.	3,300	29,370
	Genworth Financial, Inc.	116,700	2,705,106
	German American Bancorp, Inc.	6,631	83,484
*	GFI Group, Inc.	1,100	84,205
	Glacier Bancorp, Inc.	26,700	458,973
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	1,200	11,100
	Great Pee Dee Bancorp, Inc.	200	3,942
	Great Southern Bancorp, Inc.	5,749	103,195
	Greater Community Bancorp	1,012	15,494
	Greene Bancshares, Inc.	10,632	193,715
#	Greenhill & Co., Inc.	2,100	136,521
	Grubb & Ellis Co.	9,200	60,996
	GS Financial Corp.	727	12,046
	Guaranty Federal Bancshares, Inc.	1,100	29,425
*	Guaranty Financial Group, Inc.	1,700	22,253
	Habersham Bancorp	202	2,979
*	Hallmark Financial Services, Inc.	14,200	167,276
#	Hancock Holding Co.	16,000	592,640
	Hanmi Financial Corp.	21,100	160,993
	Hanover Insurance Group, Inc.	26,848	1,172,989
	Harleysville Group, Inc.	14,200	476,836
#	Harleysville National Corp.	18,110	240,682
	Harleysville Savings Financial Corp.	1,200	16,788
	Harrington West Financial Group, Inc.	2,606	27,155
*	Harris & Harris Group, Inc.	1,600	10,720
	Hartford Financial Services Group, Inc.	24,900	1,740,510
	Hawthorn Bancshares, Inc.	402	10,954
	HCC Insurance Holdings, Inc.	35,900	863,754
#	Heartland Financial USA, Inc.	3,972	70,622
	Hercules Technology Growth Capital, Inc.	13,046	155,117
	Heritage Commerce Corp.	5,700	93,936
	Heritage Financial Corp.	1,700	33,303
	Heritage Financial Group	4,875	59,767
	HF Financial Corp.	1,940	32,107
	Hilb Rogal Hamilton Co.	30,226	925,520
	HMN Financial, Inc.	987	23,866
#	Home Bancshares, Inc.	8,000	159,840
	Home Federal Bancorp, Inc.	1,049	24,284

23

	Home Federal Bancorp, Inc.	7,154	$81,198
	HopFed Bancorp, Inc.	550	7,760
	Horace Mann Educators Corp.	10,800	187,704
	Horizon Financial Corp.	7,932	101,530
* #	HouseValues, Inc.	4,700	12,267
	Hudson City Bancorp, Inc.	69,632	1,105,060
	Huntington Bancshares, Inc.	63,655	777,864
	IBERIABANK Corp.	10,118	449,947
	IBT Bancorp, Inc.	1,000	28,200
	Imperial Capital Bancorp, Inc.	600	13,416
#	Independence Holding Co.	7,200	79,200
	Independent Bank Corp. (MA)	8,300	219,701
	Independent Bank Corp. (MI)	5,774	56,354
	Infinity Property & Casualty Corp.	5,200	208,884
	Integra Bank Corp.	8,700	123,627
* #	IntercontinentalExchange, Inc.	200	26,060
	International Bancshares Corp.	41,609	902,083
	Intervest Bancshares Corp.	5,400	71,820
* #	Investment Technology Group, Inc.	9,700	451,826
*	Investors Bancorp, Inc.	55,000	797,500
	Investors Capital Holdings, Ltd.	2,400	12,144
	Investors Title Co.	100	4,791
#	Irwin Financial Corp.	8,700	65,337
	Janus Capital Group, Inc.	24,100	583,702
#	Jefferies Group, Inc.	22,500	399,375
	Jefferson Bancshares, Inc.	2,000	21,440
* #	Jesup & Lamont, Inc.	1,800	1,170
	Jones Lang LaSalle, Inc.	2,700	206,253
	JPMorgan Chase & Co.	209,980	8,535,687
	Kansas City Life Insurance Co.	300	12,399
#	Kearny Financial Corp.	35,420	378,994
	KeyCorp	95,661	2,109,325
#	K-Fed Bancorp	4,080	42,269
* #	Knight Capital Group, Inc.	43,500	697,305
*	LaBranche & Co., Inc.	4,900	22,736
	Lakeland Bancorp, Inc.	21,900	243,966
	Lakeland Financial Corp.	8,611	175,664
#	LandAmerica Financial Group, Inc.	1,700	62,594
	Landmark Bancorp, Inc.	441	10,707
	Leesport Financial Corp.	1,576	27,974
	Legacy Bancorp, Inc.	5,915	83,934
	Legg Mason, Inc.	47,700	3,150,108
	Lehman Brothers Holdings, Inc.	8,400	428,316
#	Leucadia National Corp.	16,200	733,212
#	Life Partners Holdings, Inc.	2,441	36,737
	Lincoln Bancorp	982	11,784
	Lincoln National Corp.	20,980	1,072,288
*	Liquidity Services, Inc.	4,200	40,614
	LNB Bancorp, Inc.	3,340	43,453
	Loews Corp.	20,850	872,364
* #	Loopnet, Inc.	2,800	33,516
	LSB Corp.	1,600	27,168

24

	LSB Financial Corp.	300	$6,090
#	M&T Bank Corp.	38,800	3,184,704
#	Macatawa Bank Corp.	7,392	68,154
	MainSource Financial Group, Inc.	18,515	242,732
*	Markel Corp.	600	278,850
*	MarketAxess Holdings, Inc.	14,812	138,788
*	Marlin Business Services, Inc.	5,108	48,628
#	Marsh & McLennan Companies, Inc.	26,000	662,220
	Marshall & Ilsley Corp.	107,987	2,505,298
	MASSBANK Corp.	1,620	63,180
	Mayflower Bancorp, Inc.	325	3,616
	MB Financial, Inc.	16,530	475,568
	MBT Financial Corp.	7,300	61,685
	MCG Capital Corp.	51,900	622,800
*	Meadowbrook Insurance Group, Inc.	28,900	230,044
	Medallion Financial Corp.	1,600	15,856
#	Mercantile Bancorp, Inc.	1,650	30,030
	Mercantile Bank Corp.	1,506	20,331
	Mercer Insurance Group, Inc.	3,513	61,829
	Merchants Bancshares, Inc.	2,900	66,874
	Mercury General Corp.	33,400	1,523,040
	Merrill Lynch & Co., Inc.	8,868	439,498
	Meta Financial Group, Inc.	50	1,347
	MetLife, Inc.	73,840	4,301,918
	MetroCorp Bancshares, Inc.	1,800	24,282
	MFB Corp.	170	5,957
	MicroFinancial, Inc.	6,400	34,560
	Mid Penn Bancorp, Inc.	315	8,032
	Midland Co.	6,700	432,954
	MidSouth Bancorp, Inc.	1,338	29,570
#	Midwest Banc Holdings, Inc.	23,014	236,354
	MidWestOne Financial Group, Inc.	719	11,763
	Morgan Stanley	45,100	1,899,612
*	Move, Inc.	17,000	42,670
	MutualFirst Financial, Inc.	854	11,785
	Nara Bancorp, Inc.	26,100	286,056
#	NASB Financial, Inc.	300	6,450
* #	Nasdaq OMX Group, Inc.	18,700	776,237
*	National Atlantic Holdings Corp.	2,200	12,958
	National City Corp.	54,896	870,651
	National Financial Partners Corp.	13,800	328,026
	National Interstate Corp.	7,400	203,648
#	National Penn Bancshares, Inc.	49,558	793,424
	National Security Group, Inc.	118	1,817
	National Western Life Insurance Co. Class A	1,224	218,056
	Nationwide Financial Services, Inc.	11,520	475,200
*	Navigators Group, Inc.	7,699	421,366
#	NBT Bancorp, Inc.	16,587	317,973
#	Nelnet, Inc. Class A	14,700	160,230
	New England Bancshares, Inc.	2,706	29,888
	New Hampshire Thrift Bancshares, Inc.	2,080	27,352
	New Westfield Financial, Inc.	14,793	148,226

25

#	New York Community Bancorp, Inc.	106,394	$1,737,414
	NewAlliance Bancshares, Inc.	80,000	910,400
	NewBridge Bancorp	3,075	29,643
*	Newtek Business Services, Inc.	10,700	11,556
*	NexCen Brands, Inc.	19,400	76,436
*	Nexity Financial Corp.	1,539	11,666
*	North Pointe Holdings Corp.	3,675	57,293
	North Valley Bancorp	1,300	16,783
	Northeast Bancorp	400	6,096
	Northeast Community Bancorp, Inc.	6,697	78,690
	Northern Trust Corp.	5,300	358,439
	Northrim Bancorp, Inc.	2,897	62,401
#	Northwest Bancorp, Inc.	28,535	753,609
	NYMAGIC, Inc.	4,100	98,974
	NYSE Euronext	4,500	295,515
*	Ocean Shore Holding Co.	400	4,150
	OceanFirst Financial Corp.	7,535	121,615
	Odyssey Re Holdings Corp.	46,500	1,682,370
	Ohio Valley Banc Corp.	778	19,450
#	Old National Bancorp	52,400	813,248
	Old Republic International Corp.	73,089	1,002,781
	Old Second Bancorp, Inc.	5,460	140,650
	Omega Financial Corp.	5,808	159,778
	optionsXpress Holding, Inc.	7,600	176,016
	PAB Bankshares, Inc.	2,700	31,914
#	Pacific Capital Bancorp	17,200	360,340
	Pacific Continental Corp.	2,308	30,950
	Pacific Mercantile Bancorp	8,108	79,377
*	Pacific Premier Bancorp, Inc.	2,106	17,143
*	Pacific State Bancorp	400	5,176
	Pamrapo Bancorp, Inc.	799	13,335
	Park Bancorp, Inc.	200	4,048
#	Park National Corp.	11,130	673,365
	Parkvale Financial Corp.	2,600	72,202
	Patriot Capital Funding, Inc.	8,081	84,527
	Patriot National Bancorp	1,200	19,230
#	Peapack-Gladstone Financial Corp.	3,700	94,979
*	Penn Treaty American Corp.	19,100	109,825
	Penns Woods Bancorp, Inc.	579	17,978
*	Pennsylvania Commerce Bancorp, Inc.	2,700	71,523
*	Penson Worldwide, Inc.	733	7,491
	Peoples Bancorp of Indiana	1,500	22,725
	Peoples Bancorp of North Carolina	1,662	21,274
	Peoples Bancorp, Inc.	7,483	162,531
	Peoples Community Bancorp	899	6,284
	People’s United Financial, Inc.	10,410	175,513
*	Philadelphia Consolidated Holding Corp.	19,600	664,832
*	Pico Holdings, Inc.	13,700	468,266
	Pinnacle Bancshares, Inc.	200	2,200
*	Pinnacle Financial Partners, Inc.	12,900	295,926
*	Piper Jaffray Companies, Inc.	2,000	77,460
*	PMA Capital Corp. Class A	15,119	123,976

26

	PNC Financial Services Group, Inc.	6,074	$373,126
#	Portfolio Recovery Associates, Inc.	5,919	216,162
	Preferred Bank	5,000	91,600
	Premier Financial Bancorp, Inc.	1,003	12,307
#	PremierWest Bancorp	1,323	14,315
	Presidential Life Corp.	1,900	31,844
	Princeton National Bancorp, Inc.	1,500	40,800
	Principal Financial Group, Inc.	7,380	407,597
#	PrivateBancorp, Inc.	9,700	291,873
* #	ProAssurance Corp.	25,900	1,377,103
	ProCentury Corp.	9,900	181,665
	Progressive Corp.	16,600	304,278
#	Prosperity Bancshares, Inc.	34,900	921,360
	Protective Life Corp.	36,100	1,393,099
	Providence Community Bancshares, Inc.	300	5,445
	Provident Bankshares Corp.	14,967	190,530
	Provident Financial Holdings, Inc.	2,000	33,800
	Provident Financial Services, Inc.	43,800	525,162
#	Provident New York Bancorp	24,816	325,338
	Prudential Financial, Inc.	12,400	904,828
	PSB Holdings, Inc.	3,137	28,233
	Pulaski Financial Corp.	3,035	33,415
#	QC Holdings, Inc.	9,200	75,532
#	Radian Group, Inc.	9,800	69,776
	Rainier Pacific Financial Group, Inc.	4,685	63,575
#	Raymond James Financial, Inc.	15,650	351,655
#	Regions Financial Corp.	36,093	765,172
	Reinsurance Group of America, Inc.	32,072	1,754,659
#	Renasant Corp.	20,593	433,689
	Republic Bancorp, Inc. Class A	5,496	89,915
*	Republic First Bancorp, Inc.	1,980	12,276
	Resource America, Inc.	6,100	72,895
*	Rewards Network, Inc.	21,800	100,280
	Riverview Bancorp, Inc.	5,024	53,757
#	RLI Corp.	15,300	799,119
#	Rockville Financial, Inc.	10,738	121,876
	Rome Bancorp, Inc.	3,224	37,914
#	Royal Bancshares of Pennsylvania, Inc. Class A	4,880	65,148
*	Royal Bank of Canada	2,054	102,914
	Rurban Financial Corp.	2,600	29,120
	S&T Bancorp, Inc.	12,200	345,870
#	S.Y. Bancorp, Inc.	7,845	172,355
	SAFECO Corp.	34,328	1,588,013
	Safety Insurance Group, Inc.	13,393	496,746
	Salisbury Bancorp, Inc.	300	9,165
	Sanders Morris Harris Group, Inc.	16,057	143,389
#	Sandy Spring Bancorp, Inc.	6,831	185,872
	SCBT Financial Corp.	4,015	120,089
*	SCPIE Holdings, Inc.	4,700	128,780
*	Seabright Insurance Holdings	20,615	307,163
#	Seacoast Banking Corp. of Florida	8,950	89,500
#	Security Bank Corp.	4,700	31,866

27

*	Security National Financial Corp. Class A	551	$1,928
	Selective Insurance Group, Inc.	32,365	768,992
	Shore Bancshares, Inc.	759	15,969
	Shore Financial Corp.	400	7,316
	SI Financial Group, Inc.	2,498	24,081
	Siebert Financial Corp.	9,393	30,903
#	Sierra Bancorp	6,238	139,544
*	Signature Bank	14,800	392,200
	Simmons First National Corp. Class A	7,677	196,147
	Smithtown Bancorp, Inc.	3,700	76,405
	Somerset Hills Bancorp	537	6,020
	South Financial Group, Inc.	38,579	556,695
#	South Street Financial Corp.	400	2,730
*	Southcoast Financial Corp.	1,651	22,371
	Southern Community Financial Corp.	6,493	47,853
*	Southern Connecticut Bancorp, Inc.	700	5,040
*	Southern First Bancshares, Inc.	1,474	21,741
#	Southside Bancshares, Inc.	4,897	101,711
	Southwest Bancorp, Inc.	10,800	174,852
	Southwest Georgia Financial Corp.	1,500	26,805
	Sovereign Bancorp, Inc.	79,500	876,885
	StanCorp Financial Group, Inc.	16,250	797,712
	State Auto Financial Corp.	29,413	798,269
	State Bancorp, Inc.	6,787	88,027
	State Street Corp.	9,124	716,690
	StellarOne Corp.	4,453	77,037
	Sterling Bancorp	7,766	109,345
	Sterling Bancshares, Inc.	36,379	338,688
	Sterling Financial Corp.	23,400	348,426
#	Sterling Financial Corp. (PA)	9,275	155,171
#	Stewart Information Services Corp.	7,900	235,183
* #	Stifel Financial Corp.	7,500	326,925
* #	Stratus Properties, Inc.	974	28,558
	Student Loan Corp.	2,502	276,471
	Suffolk Bancorp	5,800	173,246
*	Sun American Bancorp	2,120	10,218
*	Sun Bancorp, Inc.	18,698	238,586
	SunTrust Banks, Inc.	28,100	1,633,453
* #	Superior Bancorp	15,961	83,316
	Susquehanna Bancshares, Inc.	41,255	820,562
	Sussex Bancorp	1,000	12,255
*	SVB Financial Group	12,567	569,285
	SWS Group, Inc.	2,100	23,919
	Synovus Financial Corp.	18,600	214,458
	T. Rowe Price Group, Inc.	6,500	328,445
	Taylor Capital Group, Inc.	9,048	147,482
	TCF Financial Corp.	11,600	215,876
* #	TD Ameritrade Holding Corp.	20,686	378,554
	Team Financial, Inc.	200	2,758
	Teche Holding Co.	400	14,500
* #	Tejon Ranch Co.	2,500	88,500
#	Temecula Valley Bancorp, Inc.	3,347	34,139

28

* #	Tennessee Commerce Bancorp, Inc.	2,100	$46,788
*	Texas Capital Bancshares, Inc.	11,500	172,040
	TF Financial Corp.	1,400	32,900
*	The Bancorp, Inc.	4,700	53,768
#	The Colonial BancGroup, Inc.	72,514	875,969
	The Goldman Sachs Group, Inc.	7,300	1,238,299
*	The Intergroup Corp.	331	5,877
	The Phoenix Companies, Inc.	8,800	100,144
	The Savannah Bancorp, Inc.	1,646	25,941
#	The St. Joe Corp.	3,600	138,420
	The Travelers Companies, Inc.	50,800	2,357,628
#	The Wilber Corp.	4,900	44,100
	Thomas Properties Group, Inc.	6,941	65,801
*	Thomas Weisel Partners Group, Inc.	20,729	182,415
	TIB Financial Corp.	3,000	20,880
	TICC Capital Corp.	1	11
* #	Tidelands Bancshares, Inc.	2,000	20,850
	TierOne Corp.	4,900	72,030
	Timberland Bancorp, Inc.	2,484	31,596
#	Tompkins Financial Corp.	4,070	179,283
	Torchmark Corp.	7,700	464,002
	Tower Financial Corp.	1,049	12,064
	Tower Group, Inc.	10,000	284,100
*	Tradestation Group, Inc.	16,400	157,440
	Transatlantic Holdings, Inc.	21,200	1,428,880
* #	Triad Guaranty, Inc.	3,700	21,756
	Trico Bancshares	11,852	199,943
#	TrustCo Bank Corp. (NY)	32,400	280,260
#	Trustmark Corp.	45,300	895,128
	U.S. Bancorp	40,463	1,295,625
	UCBH Holdings, Inc.	68,512	773,500
	UMB Financial Corp.	27,396	1,048,719
#	Umpqua Holdings Corp.	43,695	619,158
#	Union Bankshares Corp.	11,042	193,125
	Union Bankshares, Inc.	1,000	19,380
	UnionBanCal Corp.	68,600	3,194,702
	United Bancshares, Inc.	1,696	22,913
	United Bankshares, Inc.	15,128	397,413
*	United Capital Corp.	2,200	52,250
#	United Community Banks, Inc.	13,000	185,120
#	United Community Financial Corp.	8,800	48,840
	United Financial Bancorp, Inc.	8,510	97,780
	United Fire & Casualty Co.	12,771	438,684
* #	United PanAm Financial Corp.	6,500	25,350
	United Security Bancshares, Inc. (911459105)	600	11,214
#	United Security Bancshares, Inc. (911460103)	4,600	61,640
	United Western Bancorp, Inc.	4,844	90,970
	Unitrin, Inc.	53,220	1,894,632
	Unity Bancorp, Inc.	3,155	25,524
*	Universal American Corp.	36,820	632,568
*	Universal Insurance Holdings, Inc.	13,000	76,570
#	Univest Corporation of Pennsylvania	10,516	215,263

29

	Unum Group	161,075	$3,690,228
#	Valley National Bancorp	18,943	353,855
#	Vineyard National Bancorp Co.	4,150	37,392
*	Virginia Commerce Bancorp, Inc.	8,020	80,842
	W. R. Berkley Corp.	52,500	1,511,475
#	Wachovia Corp.	73,657	2,255,377
	Waddell & Reed Financial, Inc.	2,700	84,618
	Wainwright Bank & Trust Co.	1,711	21,405
	Washington Banking Co.	1,500	21,930
	Washington Federal, Inc.	51,312	1,164,782
	Washington Trust Bancorp, Inc.	8,161	188,682
* #	Wauwatosa Holdings, Inc.	18,597	218,701
	Wayne Savings Bancshares, Inc.	1,000	10,380
	Webster Financial Corp.	21,400	598,558
	Wells Fargo & Co.	147,042	4,298,038
	Wesbanco, Inc.	10,845	252,580
	Wesco Financial Corp.	2,220	863,580
	West Bancorporation	11,436	145,923
	West Coast Bancorp	7,300	109,500
#	Westamerica Bancorporation	12,600	596,358
* #	Western Alliance Bancorp	10,080	120,758
	Westwood Holdings Group, Inc.	800	28,368
*	White River Capital, Inc.	1,800	34,146
	Whitney Holding Corp.	53,573	1,286,288
	Willow Financial Bancorp, Inc.	9,984	81,769
	Wilmington Trust Corp.	18,700	575,960
	Wilshire Bancorp, Inc.	4,900	34,692
	Wintrust Financial Corp.	18,499	624,341
* #	World Acceptance Corp.	5,900	179,242
	WSB Holdings, Inc.	3,300	17,457
	WSFS Financial Corp.	600	28,410
	WVS Financial Corp.	400	6,584
	Yadkin Valley Financial Corp.	9,000	128,340
	Zenith National Insurance Corp.	19,900	678,192
	Zions Bancorporation	22,100	1,055,275
* #	ZipRealty, Inc.	10,659	60,437
Total Financials			234,763,595

Health Care — (7.3%)
*	Abaxis, Inc.	4,600	134,044
* #	Abiomed, Inc.	19,900	284,570
*	Abraxis Bioscience, Inc.	1,325	80,785
* #	Acadia Pharmaceuticals, Inc.	8,778	87,078
* #	Accelr8 Technology Corp.	2,200	9,240
* #	Accentia Biopharmaceuticals, Inc.	5,800	15,138
*	Achillion Pharmaceuticals, Inc.	7,300	37,449
* #	Acusphere, Inc.	13,400	8,442
* #	Adolor Corp.	7,383	33,740
* #	Advanced Life Sciences Holdings, Inc.	5,900	5,546
* #	Advanced Medical Optics, Inc.	19,142	437,969
* #	ADVENTRX Pharmaceuticals, Inc.	16,600	10,624
	Aetna, Inc.	12,068	598,573

30

* #	Affymetrix, Inc.	23,527	$451,248
*	Air Methods Corp.	5,360	220,403
* #	Akorn, Inc.	22,086	140,467
*	Albany Molecular Research, Inc.	14,500	161,385
*	Alexion Pharmaceuticals, Inc.	2,500	151,525
*	Alexza Pharmaceuticals, Inc.	11,394	72,010
* #	Align Technology, Inc.	5,600	69,160
*	Alkermes, Inc.	8,000	103,520
*	Alliance Imaging, Inc.	5,900	57,938
*	Allied Healthcare International, Inc.	20,400	41,616
*	Allied Healthcare Products, Inc.	2,400	17,088
*	Allion Healthcare, Inc.	15,800	93,220
* #	Allos Therapeutics, Inc.	9,400	52,546
* #	Allscripts Healthcare Solutions, Inc.	6,400	68,288
* #	Alnylam Pharmaceuticals, Inc.	9,459	268,636
#	Alpharma, Inc. Class A	26,300	662,234
* #	Amag Pharmaceuticals, Inc.	1,000	43,770
*	Amedisys, Inc.	9,467	404,998
*	America Services Group, Inc.	3,797	27,490
*	American Dental Partners, Inc.	7,630	73,019
* #	American Medical Systems Holdings, Inc.	12,400	180,916
	American Shared Hospital Services	900	2,340
* #	AMERIGROUP Corp.	19,300	694,800
	AmerisourceBergen Corp.	10,400	433,888
*	Amgen, Inc.	12,250	557,620
*	AMICAS, Inc.	19,787	51,842
*	AMN Healthcare Services, Inc.	15,576	252,175
* #	Amsurg Corp.	15,367	370,191
* #	Amylin Pharmaceuticals, Inc.	1,100	29,117
	Analogic Corp.	5,200	304,252
*	Anesiva, Inc.	10,129	48,214
*	AngioDynamics, Inc.	17,211	285,358
*	Anika Therapeutics, Inc.	3,200	38,496
* #	Antigenics, Inc.	8,100	18,225
* #	APP Pharmaceuticals, Inc.	20,127	226,227
	Applera Corp. - Applied Biosystems Group	7,700	259,567
*	Applera Corp. - Celera Group	34,800	482,328
*	Apria Healthcare Group, Inc.	27,700	601,367
* #	Arcadia Resources, Inc.	13,100	10,349
* #	Arena Pharmaceuticals, Inc.	71,631	485,658
* #	Ariad Pharmaceuticals, Inc.	8,425	28,224
* #	Arqule, Inc.	28,700	130,872
*	Array BioPharma, Inc.	11,800	66,080
* #	Arrhythmia Research Technology, Inc.	600	4,170
* #	Arthrocare Corp.	6,000	240,900
* #	Aspect Medical Systems, Inc.	4,988	62,200
*	Assisted Living Concepts, Inc.	11,067	66,623
*	AtheroGenics, Inc.	3,200	2,816
*	AtriCure, Inc.	3,600	42,840
* #	ATS Medical, Inc.	14,500	26,100
* #	Auxilium Pharmaceuticals, Inc.	4,100	131,364
*	Avalon Pharmaceuticals, Inc.	6,200	13,764

31

* #	AVANIR Pharmaceuticals Class A	6,875	$8,319
* #	AVI BioPharma, Inc.	11,538	15,692
*	Avigen, Inc.	10,400	34,424
	Bard (C.R.), Inc.	3,500	331,765
*	Barr Laboratories, Inc.	3,400	160,310
* #	Barrier Therapeutics, Inc.	7,900	28,835
	Beckman Coulter, Inc.	5,100	344,250
*	Bentley Pharmaceuticals, Inc.	9,300	137,919
*	Bioanalytical Systems, Inc.	1,915	11,758
* #	BioCryst Pharmaceuticals, Inc.	25,800	102,684
*	Biogen Idec, Inc.	8,070	470,965
*	Bio-Imaging Technologies, Inc.	2,630	21,382
*	BioLase Technology, Inc.	2,700	9,477
*	BioMarin Pharmaceutical, Inc.	7,800	296,712
*	BioMimetic Therapeutics, Inc.	5,600	76,944
*	Bio-Rad Laboratories, Inc. Class A	2,800	264,432
*	Bio-Rad Laboratories, Inc. Class B	1,200	113,400
*	Bio-Reference Laboratories, Inc.	3,375	93,319
* #	BioSante Pharmaceuticals, Inc.	3,600	12,420
*	BioScrip, Inc.	18,125	127,419
*	BioSphere Medical, Inc.	1,800	7,020
*	Boston Scientific Corp.	54,400	684,896
* #	Bovie Medical Corp.	1,900	11,248
#	Brookdale Senior Living, Inc.	16,900	440,921
*	Bruker Corp.	13,400	183,178
* #	BSD Medical Corp.	3,900	21,216
*	Caliper Life Sciences, Inc.	19,459	81,144
	Cambrex Corp.	8,780	76,649
*	Candela Corp.	8,200	37,474
*	Cantel Medical Corp.	13,400	147,668
*	Capital Senior Living Corp.	11,600	87,464
*	Caraco Pharmaceutical Laboratories, Ltd.	3,500	57,505
*	Cardiac Science Corp.	13,525	125,647
	Cardinal Health, Inc.	7,800	461,292
*	Cardiotech International, Inc.	3,000	2,070
* #	Cell Genesys, Inc.	9,300	21,948
* #	Cell Therapeutics, Inc.	4,400	5,852
*	Celsion Corp.	1,400	8,596
*	Centene Corp.	17,600	315,392
* #	Cephalon, Inc.	3,108	187,537
* #	Cepheid, Inc.	13,400	370,912
* #	Cerner Corp.	2,700	117,315
*	Cerus Corp.	21,800	136,250
*	Chad Therapeutics, Inc.	700	217
*	Charles River Laboratories International, Inc.	7,700	451,066
	Chemed Corp.	5,900	281,489
	Cigna Corp.	3,300	147,114
*	Clinical Data, Inc.	4,400	89,672
* #	Collagenex Pharmaceuticals, Inc.	5,200	84,864
* #	Columbia Laboratories, Inc.	6,800	16,660
*	Combimatrix Corp.	270	2,865
* #	Combinatorx, Inc.	23,034	113,097

32

* #	Community Health Systems, Inc.	35,100	$1,090,557
	Computer Programs & Systems, Inc.	1,167	25,989
* #	Conceptus, Inc.	7,400	126,244
*	Conmed Corp.	17,200	463,712
*	Continucare Corp.	28,467	64,051
	Cooper Companies, Inc.	17,900	612,001
* #	Corcept Therapeutics, Inc.	800	2,056
* #	Cortex Pharmaceuticals, Inc.	3,766	2,975
*	Corvel Corp.	4,700	141,611
*	Covance, Inc.	2,300	194,143
*	Coventry Health Care, Inc.	9,900	513,513
*	Critical Therapeutics, Inc.	17,000	18,530
*	Criticare Systems, Inc.	4,676	23,380
*	Cross Country Healthcare, Inc.	14,900	161,814
*	CryoCor, Inc.	2,100	4,053
*	CryoLife, Inc.	3,900	36,699
* #	Cubist Pharmaceuticals, Inc.	5,400	98,280
*	CuraGen Corp.	5,400	3,942
*	Curis, Inc.	14,000	20,300
*	Cutera, Inc.	5,300	67,204
* #	CV Therapeutics, Inc.	8,800	51,392
* #	Cyberonics, Inc.	3,600	46,440
*	Cyclacel Pharmaceuticals, Inc.	8,946	37,126
* #	Cynosure, Inc. Class A	5,500	131,615
* #	Cypress Bioscience, Inc.	22,700	181,600
* #	Cytogen Corp.	4,652	2,373
*	Cytokinetics, Inc.	18,600	62,682
*	Cytomedix, Inc.	3,900	6,630
* #	Cytori Therapeutics, Inc.	2,800	17,892
	Datascope Corp.	10,950	381,060
*	DaVita, Inc.	6,800	337,484
*	Daxor Corp.	2,100	21,735
* #	Dendreon Corp.	14,400	76,032
	Dentsply International, Inc.	5,200	203,008
* #	DepoMed, Inc.	7,100	24,140
* #	Dexcom, Inc.	7,000	51,590
*	Dialysis Corporation of America	1,566	13,045
*	Digirad Corp.	7,400	21,312
*	Dionex Corp.	1,398	103,200
* #	Discovery Laboratories, Inc.	11,500	23,920
* #	Durect Corp.	8,600	42,742
*	DUSA Pharmaceuticals, Inc.	5,000	9,650
* #	Dyadic International, Inc.	3,300	924
*	Dyax Corp.	26,547	115,479
*	Dynavax Technologies Corp.	10,600	65,932
*	Eclipsys Corp.	6,400	136,640
*	Edwards Lifesciences Corp.	6,100	266,021
* #	Elite Pharmaceuticals, Inc.	2,100	3,255
*	Emageon, Inc.	4,900	11,368
* #	Emeritus Corp.	4,500	99,630
*	Emisphere Technologies, Inc.	5,200	9,464
*	Encision, Inc.	800	1,696

33

* #	Encysive Pharmaceuticals, Inc.	6,100	$14,030
*	Endo Pharmaceuticals Holdings, Inc.	3,100	81,406
*	Endologix, Inc.	19,245	60,814
* #	Entremed, Inc.	1,700	1,547
* #	Enzo Biochem, Inc.	7,800	73,476
* #	Enzon Pharmaceuticals, Inc.	11,400	97,926
* #	EPIX Pharmaceuticals, Inc.	4,200	12,810
*	eResearch Technology, Inc.	10,800	129,168
*	etrials Worldwide, Inc.	5,500	14,025
* #	ev3, Inc.	15,824	139,884
* #	Exact Sciences Corp.	5,900	11,564
*	Exactech, Inc.	4,990	130,988
*	Exelixis, Inc.	10,100	64,438
*	E-Z-EM, Inc.	5,000	103,950
*	Farville, Inc.	12,411	23,705
*	Five Star Quality Care, Inc.	10,800	77,436
*	Forest Laboratories, Inc.	16,900	672,113
* #	Genitope Corp.	34,239	22,940
* #	Genomic Health, Inc.	7,100	135,397
*	Gen-Probe, Inc.	1,900	90,839
* #	Genta, Inc.	383	178
*	Gentiva Health Services, Inc.	17,745	382,582
* #	GenVec, Inc.	9,800	11,172
*	Genzyme Corp.	4,000	283,680
* #	Geron Corp.	29,800	146,616
*	Greatbatch, Inc.	10,500	224,385
* #	GTx, Inc.	4,300	70,391
*	Haemonetics Corp.	5,800	336,980
* #	Halozyme Therapeutics, Inc.	8,900	48,950
* #	Hana Biosciences, Inc.	1,900	1,463
*	Harvard Bioscience, Inc.	18,400	84,456
*	Health Grades, Inc.	4,044	22,080
	Health Management Associates, Inc.	37,800	202,230
*	Health Net, Inc.	7,000	307,580
*	HealthExtras, Inc.	10,800	297,540
* #	HEALTHSOUTH Corp.	6,192	99,567
*	Healthspring, Inc.	39,300	689,715
*	HealthStream, Inc.	8,600	25,972
*	HealthTronics, Inc.	24,021	87,677
*	Healthways, Inc.	2,700	92,745
* #	Hemispherx Biopharma, Inc.	5,500	4,565
*	Henry Schein, Inc.	2,900	173,478
	Hillenbrand Indutries, Inc.	9,100	477,477
* #	Hi-Tech Pharmacal Co., Inc.	9,666	107,679
* #	Hlth Corp.	9,160	108,454
* #	HMS Holdings Corp.	6,200	169,632
* #	Hollis-Eden Pharmaceuticals, Inc.	13,164	24,880
* #	Hologic, Inc.	4,785	288,583
	Hooper Holmes, Inc.	17,600	11,440
*	Hospira, Inc.	4,400	187,264
*	Human Genome Sciences, Inc.	8,600	50,826
*	Humana, Inc.	10,800	737,964

34

* #	Hythiam, Inc.	2,300	$7,038
* #	Icagen, Inc.	9,779	17,113
*	ICU Medical, Inc.	10,600	284,504
*	Idenix Pharmaceuticals, Inc.	1,200	6,516
* #	Idera Pharmaceuticals, Inc.	2,400	24,528
*	IDEXX Laboratories, Inc.	1,200	66,564
* #	IDM Pharma, Inc.	6,600	14,520
* #	I-Flow Corp.	11,000	154,990
* #	Illumina, Inc.	4,510	326,569
* #	ImClone Systems, Inc.	5,600	252,056
* #	Immtech International, Inc.	1,819	1,455
*	Immucor, Inc.	5,250	156,450
* #	Immunicon Corp.	3,600	3,888
* #	ImmunoGen, Inc.	15,005	44,565
* #	Immunomedics, Inc.	10,500	25,935
*	Implant Sciences Corp.	3,529	5,294
* #	Incyte Corp.	13,800	136,758
* #	Indevus Pharmaceuticals, Inc.	12,300	61,008
*	Infinity Pharmaceuticals, Inc.	4,815	36,113
* #	Inovio Biomedical Corp.	4,900	4,508
*	Inspire Pharmaceuticals, Inc.	14,900	66,901
* #	Integra LifeSciences Holdings	2,900	120,176
*	IntegraMed America, Inc.	3,575	36,251
*	Interleukin Genetics, Inc.	2,200	3,234
* #	InterMune, Inc.	4,900	68,992
* #	Interpharm Holdings, Inc.	4,300	710
* #	Introgen Therapeutics, Inc.	8,777	25,190
*	Intuitive Surgical, Inc.	1,500	422,880
#	Invacare Corp.	20,300	506,688
*	Inventiv Health, Inc.	11,000	349,800
*	Inverness Medical Innovations, Inc.	16,236	480,099
*	Invitrogen Corp.	11,830	999,517
*	Iridex Corp.	2,500	8,000
*	IRIS International, Inc.	6,200	69,874
* #	Isis Pharmaceuticals, Inc.	12,670	182,448
* #	Isolagen, Inc.	5,200	3,224
* #	IsoRay, Inc.	8,600	9,288
*	Ista Pharmaceuticals, Inc.	11,489	48,139
* #	I-Trax, Inc.	15,300	61,200
* #	Javelin Pharmaceuticals, Inc.	6,600	19,074
* #	Kendle International, Inc.	4,800	215,088
*	Kensey Nash Corp.	4,400	119,460
* #	Keryx Biopharmaceuticals, Inc.	10,861	62,451
	Kewaunee Scientific Corp.	600	10,614
*	Kindred Healthcare, Inc.	15,800	333,222
*	Kinetic Concepts, Inc.	1,700	87,363
*	King Pharmaceuticals, Inc.	79,700	844,820
*	Kosan Biosciences, Inc.	23,231	46,230
* #	K-V Pharmaceutical Co. Class A	7,400	185,888
*	K-V Pharmaceutical Co. Class B	2,400	60,000
* #	La Jolla Pharmaceutical Co.	8,127	20,236
*	Laboratory Corp. of America Holdings	2,800	216,468

35

	Landauer, Inc.	2,300	$109,940
*	Langer, Inc.	4,397	8,970
*	Lannet Co., Inc.	10,700	32,100
#	LCA-Vision, Inc.	3,100	42,718
*	Lexicon Pharmaceuticals, Inc.	107,000	199,020
*	LHC Group, Inc.	6,500	110,500
* #	Lifecell Corp.	2,850	114,998
*	Lifecore Biomedical, Inc.	4,972	83,679
* #	LifePoint Hospitals, Inc.	21,570	540,544
#	Ligand Pharmaceuticals, Inc. Class B	3,000	10,170
*	Lincare Holdings, Inc.	9,100	295,750
* #	Luminex Corp.	7,600	132,316
*	Magellan Health Services, Inc.	15,139	655,973
* #	Mannkind Corp.	11,970	84,628
* #	Martek Biosciences Corp.	16,100	461,426
*	Matria Healthcare, Inc.	12,159	305,434
* #	Matrixx Initiatives, Inc.	6,497	94,207
*	Maxygen, Inc.	13,606	87,351
	McKesson Corp.	6,400	376,064
*	Medarex, Inc.	39,800	370,140
*	MedCath Corp.	12,040	251,034
*	Medco Health Solutions, Inc.	12,000	531,720
*	Medical Action Industries, Inc.	5,700	107,274
*	Medical Staffing Network Holdings, Inc.	12,268	68,087
	Medicis Pharmaceutical Corp. Class A	34,500	707,595
* #	Medivation, Inc.	4,600	73,646
*	MEDTOX Scientific, Inc.	1,600	25,584
*	Memory Pharmaceuticals Corp.	7,300	4,672
*	Memry Corp.	6,600	8,580
#	Mentor Corp.	4,100	121,606
*	Merge Technologies, Inc.	15,924	8,440
	Meridian Bioscience, Inc.	6,629	227,176
*	Merit Medical Systems, Inc.	13,545	214,688
*	Metabasis Therapeutics, Inc.	12,085	23,203
*	Metropolitan Health Networks, Inc.	11,800	27,848
*	Micromet, Inc.	9,932	13,805
*	Micrus Endovascular Corp.	4,500	63,675
* #	MiddleBrook Pharmaceuticals, Inc.	6,433	27,147
*	Millennium Pharmaceuticals, Inc.	129,222	1,807,816
* #	Millipore Corp.	1,600	111,840
* #	Minrad International, Inc.	13,100	30,523
* #	Molina Healthcare, Inc.	17,400	550,710
* #	Monogram Biosciences, Inc.	1,100	1,606
*	MTS Medication Technologies	700	8,715
*	MWI Veterinary Supply, Inc.	6,034	210,164
#	Mylan, Inc.	9,400	111,296
* #	Myriad Genetics, Inc.	3,800	140,676
* #	Nabi Biopharmaceuticals	20,400	78,948
* #	Nanogen, Inc.	6,100	3,660
* #	Nastech Pharmaceutical Co., Inc.	5,800	13,398
*	National Dentex Corp.	2,560	35,814
#	National Healthcare Corp.	6,980	325,687

36

*	National Medical Health Card Systems, Inc.	2,000	$20,880
	National Research Corp.	383	9,943
*	Natus Medical, Inc.	8,400	159,516
* #	Nektar Therapeutics	7,600	52,820
*	Neogen Corp.	6,343	171,198
*	Neopharm, Inc.	500	305
* #	Neose Technologies, Inc.	10,000	5,210
* #	Neurocrine Biosciences, Inc.	18,500	92,685
* #	Neurogen Corp.	16,000	25,440
* #	Neurometric, Inc.	7,421	18,033
*	Nighthawk Radiology Holdings, Inc.	18,744	214,056
* #	NitroMed, Inc.	11,887	13,195
*	NMT Medical, Inc.	2,400	9,576
* #	Northfield Laboratories, Inc.	6,600	6,864
* #	Northstar Neuroscience, Inc.	22,500	35,325
*	Novacea, Inc.	2,495	6,786
* #	NovaMed, Inc.	6,000	24,060
*	Novavax, Inc.	24,900	69,720
* #	Noven Pharmaceuticals, Inc.	8,500	115,260
* #	NPS Pharmaceuticals, Inc.	7,485	29,641
*	Nutraceutical International Corp.	4,892	62,324
*	NuVasive, Inc.	4,890	188,461
*	Nuvelo, Inc.	13,200	22,044
*	NxStage Medical, Inc.	6,563	38,853
*	Odyssey Healthcare, Inc.	13,000	113,620
#	Omnicare, Inc.	28,000	587,440
*	Omnicell, Inc.	4,200	79,800
*	Omrix Biopharmaceuticals, Inc.	1,000	24,150
* #	Onyx Pharmaceuticals, Inc.	4,600	125,672
*	OraSure Technologies, Inc.	23,370	166,862
*	Orchid Cellmark, Inc.	10,558	48,461
*	Orthologic Corp.	2,900	3,045
* #	Oscient Pharmaceuticals Corp.	1,500	3,045
*	OSI Pharmaceuticals, Inc.	3,800	136,610
*	Osteotech, Inc.	13,490	58,951
	Owens & Minor, Inc.	13,900	597,283
*	Oxigene, Inc.	10,000	19,000
* #	Pain Therapeutics, Inc.	15,000	126,450
*	Palatin Technologies, Inc.	5,900	2,242
*	Palomar Medical Technologies, Inc.	1,900	25,289
*	Panacos Pharmaceuticals, Inc.	9,800	6,762
*	Par Pharmaceutical Companies, Inc.	13,300	235,277
* #	Parexel International Corp.	6,200	340,690
*	Patterson Companies, Inc.	5,000	176,000
*	PDI, Inc.	2,700	21,249
*	PDL BioPharma, Inc.	3,100	49,538
*	Pediatrix Medical Group, Inc.	5,100	336,651
* #	Penwest Pharmaceuticals Co.	2,900	8,932
#	PerkinElmer, Inc.	29,600	734,672
	Perrigo Co.	32,500	1,086,150
	Pfizer, Inc.	215,322	4,797,374

37

	Pharmaceutical Products Development Service, Inc.	5,400	$243,378
*	Pharmacopia, Inc.	9,274	34,128
* #	Pharmacyclics, Inc.	12,665	14,691
* #	Pharmanet Development Group, Inc.	8,300	239,289
* #	PharMerica Corp.	6,566	96,652
*	Pharmion Corp.	3,400	243,406
*	Phase Forward, Inc.	2,400	38,232
*	PHC, Inc.	7,000	18,970
*	Pipex Pharmaceuticals, Inc.	2,300	2,760
*	Possis Medical, Inc.	7,050	136,911
* #	Pozen, Inc.	3,200	39,008
* #	Progenics Pharmaceuticals, Inc.	18,500	283,050
*	Prospect Medical Holdings, Inc.	6,900	25,392
*	Providence Service Corp.	4,917	138,610
* #	ProxyMed, Inc.	3,624	6,849
*	PSS World Medical, Inc.	16,100	281,750
	Psychemedics Corp.	580	9,570
* #	Psychiatric Solutions, Inc.	27,848	787,820
* #	Qiagen N.V.	3,562	78,328
*	QuadraMed Corp.	7,300	14,235
#	Quest Diagnostics, Inc.	11,700	557,739
*	Questcor Pharmaceuticals, Inc.	1,600	7,200
*	Quidel Corp.	8,200	134,726
* #	Quigley Corp.	2,000	10,600
*	Regeneron Pharmaceuticals, Inc.	4,900	96,873
* #	RegeneRx Biopharmaceuticals, Inc.	4,400	4,400
*	RehabCare Group, Inc.	8,100	162,000
*	Renovis, Inc.	12,900	30,573
*	Repligen Corp.	7,500	39,675
* #	Repros Therapeutics, Inc.	2,400	20,112
*	Res-Care, Inc.	19,006	409,389
*	ResMed, Inc.	4,800	194,352
*	Respironics, Inc.	4,100	269,288
*	Retractable Technologies, Inc.	5,100	7,650
* #	Rigel Pharmaceuticals, Inc.	12,504	247,829
* #	Rochester Medical Corp.	2,200	22,572
*	Rotech Healthcare, Inc.	4,300	1,935
*	RTI Biologics, Inc.	15,840	136,224
* #	Salix Pharmaceuticals, Ltd.	21,200	143,100
* #	Sangamo BioSciences, Inc.	6,995	81,842
*	Santarus, Inc.	4,500	8,100
* #	Savient Pharmaceuticals, Inc.	11,465	260,026
*	SciClone Pharmaceuticals, Inc.	16,277	32,554
* #	Sciele Pharma, Inc.	25,100	519,570
* #	SCOLR Pharma, Inc.	5,100	6,579
*	Seattle Genetics, Inc.	7,270	65,357
* #	Senomyx, Inc.	3,900	26,520
* #	Sequenom, Inc.	11,208	78,344
*	SGX Pharmaceuticals, Inc.	2,356	9,353
* #	Signalife, Inc.	1,800	1,278
* #	Sirona Dental Systems, Inc.	25,524	663,879

38

*	Somanetics Corp.	5,500	$152,845
*	Somaxon Pharmaceuticals, Inc.	3,800	18,278
*	Sonic Innovations, Inc.	18,155	76,796
* #	SonoSite, Inc.	8,360	246,035
	Span-American Medical System, Inc.	1,511	18,676
*	Spectranetics Corp.	14,000	126,000
*	Spectrum Pharmaceuticals, Inc.	5,800	15,022
*	St. Jude Medical, Inc.	11,500	494,270
*	Staar Surgical Co.	2,500	5,800
* #	StemCells, Inc.	23,440	35,394
* #	Stereotaxis, Inc.	9,284	53,569
	Steris Corp.	32,200	792,764
*	Strategic Diagnostics, Inc.	8,007	34,750
*	Sun Healthcare Group, Inc.	10,518	155,035
*	Sunesis Pharmaceuticals, Inc.	10,595	14,833
*	SunLink Health Systems, Inc.	897	5,696
*	Sunrise Senior Living, Inc.	25,000	684,500
* #	SuperGen, Inc.	13,763	37,848
* #	SurModics, Inc.	3,762	166,168
*	Symmetry Medical, Inc.	16,300	290,140
*	Synovis Life Technologies, Inc.	5,000	88,400
*	Targacept, Inc.	80	633
*	Techne Corp.	1,595	109,082
* #	Telik, Inc.	11,300	28,363
*	Tenet Healthcare Corp.	21,300	102,453
* #	Tercica, Inc.	16,526	99,982
*	The Medicines Co.	8,718	167,909
*	Theragenics Corp.	15,900	61,692
*	Theravance, Inc.	5,400	88,830
*	Thermo Fisher Scientific, Inc.	29,900	1,672,307
*	Third Wave Technologies, Inc.	5,900	47,023
*	Thoratec Corp.	32,500	471,575
* #	Titan Pharmaceuticals, Inc.	5,000	5,750
*	Torreypines Therapeutics, Inc.	6,437	12,295
* #	Trimeris, Inc.	7,600	45,676
*	TriZetto Group, Inc.	4,900	95,648
*	U.S. Physical Therapy, Inc.	8,002	106,027
* #	United Therapeutics Corp.	2,500	210,425
	UnitedHealth Group, Inc.	18,500	859,880
	Universal Health Services, Inc.	7,600	405,992
*	Urologix, Inc.	5,594	6,209
*	Uroplasty, Inc.	2,250	8,438
	Utah Medical Products, Inc.	1,100	32,901
#	Valeant Pharmaceuticals International	22,100	303,875
*	Vanda Pharmaceuticals, Inc.	3,400	15,504
*	Varian, Inc.	6,300	341,145
*	Vascular Solutions, Inc.	2,100	13,062
*	VCA Antech, Inc.	2,400	77,064
*	Vertex Pharmaceuticals, Inc.	1,600	28,000
* #	Vical, Inc.	17,025	64,865
* #	ViroPharma, Inc.	23,000	210,680
*	VistaCare, Inc.	6,594	56,511

39

* #	Vital Images, Inc.	6,093	$96,635
	Vital Signs, Inc.	7,974	405,478
*	Vivus, Inc.	12,700	74,422
*	Vnus Medical Technologies	10,600	198,114
*	Volcano Corp.	2,300	28,198
*	Watson Pharmaceuticals, Inc.	53,400	1,485,054
*	WellPoint, Inc.	37,600	2,635,008
	West Pharmaceutical Services, Inc.	14,500	598,850
*	Wright Medical Group, Inc.	15,927	419,199
* #	Xenoport, Inc.	3,100	158,627
	Young Innovations, Inc.	3,945	84,186
*	Zila, Inc.	3,400	1,904
*	Zimmer Holdings, Inc.	5,000	376,450
*	Zoll Medical Corp.	12,300	306,024
* #	Zymogenetics, Inc.	10,000	99,900
Total Health Care			84,339,294

Industrials — (10.5%)
* #	3-D Systems Corp.	7,100	102,666
*	A. T. Cross Co. Class A	5,900	46,020
	A.O. Smith Corp.	13,618	496,104
	AAON, Inc.	6,550	108,141
* #	AAR Corp.	18,860	488,285
#	ABM Industries, Inc.	17,500	347,550
*	ABX Air, Inc.	19,400	59,364
*	Acco Brands Corp.	26,900	373,103
*	Accuride Corp.	17,900	129,238
	Aceto Corp.	4,223	29,603
*	Active Power, Inc.	4,800	8,640
	Actuant Corp.	16,300	438,144
	Acuity Brands, Inc.	4,900	217,609
#	Administaff, Inc.	3,200	78,912
*	Aerosonic Corp.	970	4,802
*	AGCO Corp.	5,700	369,702
* #	Airtran Holdings, Inc.	48,800	352,336
	Alamo Group, Inc.	4,860	90,104
* #	Alaska Air Group, Inc.	29,900	729,560
	Albany International Corp. Class A	13,000	446,290
#	Alexander & Baldwin, Inc.	22,060	971,522
*	Alliant Techsystems, Inc.	3,000	314,820
* #	Allied Defense Group, Inc.	4,000	29,800
*	Allied Waste Industries, Inc.	103,660	1,071,844
* #	Amerco, Inc.	15,820	824,380
	American Ecology Corp.	8,159	203,241
	American Railcar Industries, Inc.	2,100	52,164
*	American Reprographics Co.	3,600	58,248
#	American Science & Engineering, Inc.	3,800	205,808
* #	American Superconductor Corp.	8,300	187,497
#	American Woodmark Corp.	5,400	102,492
	Ameron International Corp.	4,600	507,702
	Ametek, Inc.	4,320	183,989
	Ampco-Pittsburgh Corp.	6,770	256,312

40

* #	AMR Corp.	7,600	$97,356
#	Amrep Corp.	2,600	96,720
	Angelica Corp.	3,170	52,464
*	APAC Customer Services, Inc.	8,250	9,158
	Apogee Enterprises, Inc.	22,900	352,431
* #	Applied Energetics, Inc.	9,500	22,325
	Applied Industrial Technologies, Inc.	6,850	189,334
	Applied Signal Technologies, Inc.	5,586	66,473
*	Argon ST, Inc.	15,929	258,846
#	Arkansas Best Corp.	11,900	317,849
*	Arotech Corp.	6,800	12,988
*	Astec Industries, Inc.	18,200	689,052
*	Astronics Corp.	1,300	25,675
*	Atlas Air Worldwide Holding, Inc.	13,955	706,123
*	Avalon Holding Corp. Class A	700	3,794
#	Avery Dennison Corp.	5,600	287,392
*	Avis Budget Group, Inc.	39,530	451,828
*	Axsys Technologies, Inc.	4,300	189,200
* #	AZZ, Inc.	8,000	283,360
	B.F. Goodrich Co.	4,108	243,317
#	Badger Meter, Inc.	2,800	106,876
*	Baker (Michael) Corp.	3,400	97,920
	Baldor Electric Co.	14,810	424,603
*	Baldwin Technology Co., Inc. Class A	9,083	23,707
	Barnes Group, Inc.	15,000	341,100
#	Barrett Business Services, Inc.	4,400	71,280
* #	BE Aerospace, Inc.	5,508	188,924
*	Beacon Roofing Supply, Inc.	1,800	15,408
	Belden, Inc.	16,000	628,800
*	Blount International, Inc.	8,000	95,440
#	BlueLinx Holdings, Inc.	13,200	71,808
	Bowne & Co., Inc.	3,500	46,445
	Brady Co. Class A	15,900	486,222
#	Briggs & Stratton Corp.	39,200	700,504
*	BTU International, Inc.	4,468	47,897
#	Bucyrus International, Inc.	750	74,910
* #	Builders FirstSource, Inc.	13,600	90,168
	Burlington Northern Santa Fe Corp.	14,500	1,272,810
#	C&D Technologies, Inc.	12,073	65,919
* #	Capstone Turbine Corp.	3,800	6,916
	Carlisle Companies, Inc.	15,100	551,603
	Cascade Corp.	6,000	268,800
*	Casella Waste Systems, Inc. Class A	11,698	115,693
* #	CBIZ, Inc.	42,700	380,030
	CDI Corp.	16,596	377,559
*	CECO Environmental Corp.	6,684	60,691
*	Celadon Group, Inc.	10,616	95,544
* #	Cenveo, Inc.	4,000	60,160
* #	Ceradyne, Inc.	9,400	292,434
	Champion Industries, Inc.	2,950	15,576
*	Channell Commercial Corp.	4,334	6,414
*	Chart Industries, Inc.	9,500	325,945

41

	Chase Corp.	400	$9,440
	Chicago Rivet & Machine Co.	200	5,020
*	ChoicePoint, Inc.	3,500	169,400
	Cintas Corp.	6,700	192,826
	CIRCOR International, Inc.	3,500	159,425
#	Clarcor, Inc.	8,200	293,560
* #	Clean Harbors, Inc.	1,500	92,280
*	Columbus McKinnon Corp.	11,400	326,496
	Comfort Systems USA, Inc.	18,700	222,530
*	Commercial Vehicle Group, Inc.	7,102	66,475
*	Competitive Technologies, Inc.	3,500	6,125
	CompX International, Inc.	2,300	19,136
*	COMSYS IT Partners, Inc.	8,714	82,086
* #	Consolidated Graphics, Inc.	4,900	260,631
* #	Continental Airlines, Inc.	5,100	123,318
	Con-way, Inc.	7,000	317,170
	Cooper Industries, Ltd.	5,500	230,615
*	Copart, Inc.	8,140	339,112
	Corporate Executive Board Co.	700	28,427
*	Corrections Corp. of America	11,200	300,832
* #	CoStar Group, Inc.	3,600	149,472
*	Covanta Holding Corp.	13,700	392,916
*	Covenant Transport Group Class A	800	6,296
*	CPI Aerostructures, Inc.	2,670	22,535
*	CRA International, Inc.	4,800	182,304
	Crane Co.	7,600	313,348
	CSX Corp.	34,180	1,658,414
	Cubic Corp.	15,850	405,285
	Cummins, Inc.	5,600	282,128
	Curtiss-Wright Corp.	10,800	454,248
	Danaher Corp.	7,300	541,295
	Deere & Co.	5,200	443,092
* #	Delta Air Lines, Inc.	39,800	531,330
	Deluxe Corp.	5,700	118,731
	Diamond Management & Technology Consultants, Inc.	7,184	42,601
*	Distributed Energy Systems Corp.	2,237	1,119
* #	Document Securities Systems, Inc.	1,500	6,750
* #	Dollar Thrifty Automotive Group, Inc.	2,300	33,028
	Donaldson Co., Inc.	3,600	151,776
*	Double Eagle Petroleum Co.	6,220	105,242
	Dover Corp.	11,100	460,761
	DRS Technologies, Inc.	12,878	722,327
*	Ducommun, Inc.	8,260	229,050
*	Dynamex, Inc.	4,800	110,976
	Dynamic Materials Corp.	1,200	68,388
#	Eagle Bulk Shipping, Inc.	13,660	363,766
*	Eagle Test Systems, Inc.	3,900	40,833
#	Eastern Co.	2,150	36,335
	Eaton Corp.	7,900	636,977
	Ecology & Environment, Inc. Class A	515	6,026
	Electro Rent Corp.	16,500	214,170

42

*	EMCOR Group, Inc.	10,600	$255,354
	Emerson Electric Co.	1,000	50,960
	Encore Wire Corp.	11,763	197,030
* #	Energy Conversion Devices, Inc.	23,200	616,424
*	Energy Focus, Inc.	4,200	21,294
*	EnerSys	28,698	659,767
* #	ENGlobal Corp.	5,800	53,592
	Ennis, Inc.	20,100	320,796
*	EnPro Industries, Inc.	7,600	224,428
*	Environmental Tectonics Corp.	400	740
	Equifax, Inc.	5,095	174,351
*	ESCO Technologies, Inc.	9,000	297,540
	Espey Manufacturing & Electronics Corp.	376	8,159
*	Esterline Technologies Corp.	23,100	1,210,440
* #	Evergreen Solar, Inc.	57,267	550,336
*	Exide Technologies	26,710	272,976
*	Exponent, Inc.	6,108	177,743
* #	ExpressJet Holdings, Inc.	15,700	38,151
*	EXX, Inc. Class A	4,600	14,030
	Federal Signal Corp.	38,500	464,695
#	FedEx Corp.	12,300	1,083,999
* #	First Advantage Corp.	2,200	43,758
* #	Flanders Corp.	5,754	36,250
*	Flow International Corp.	4,900	36,113
#	Flowserve Corp.	2,900	315,810
#	Fluor Corp.	2,200	306,350
*	Fortune Industries, Inc.	800	1,920
	Forward Air Corp.	3,200	93,920
	Franklin Electric Co., Inc.	7,900	260,542
#	Freightcar America, Inc.	5,300	212,424
* #	Frontier Airlines Holdings, Inc.	3,300	9,669
	Frozen Food Express Industries, Inc.	2,400	16,608
* #	FTI Consulting, Inc.	10,800	685,800
* #	FuelCell Energy, Inc.	23,000	164,680
*	Furmanite Corp.	6,600	72,468
	G & K Services, Inc. Class A	9,253	354,020
*	Gardner Denver Machinery, Inc.	13,700	505,667
	GATX Corp.	31,500	1,133,370
* #	Gehl Co.	5,270	84,478
#	Gencorp, Inc.	8,000	83,200
*	General Cable Corp.	1,800	111,096
	General Dynamics Corp.	9,300	761,205
	General Electric Co.	160,700	5,325,598
*	Genesee & Wyoming, Inc.	14,130	438,030
*	GeoEye, Inc.	9,400	283,974
*	GeoPetro Resources Co.	8,000	23,760
*	Global Cash Access, Inc.	5,900	31,093
#	Gorman-Rupp Co.	11,006	300,464
*	GP Strategies Corp.	7,800	72,930
	Graco, Inc.	2,100	72,891
*	Graftech International, Ltd.	9,800	156,996
	Graham Corp.	1,375	52,910

43

	Granite Construction, Inc.	3,500	$105,665
#	Greenbrier Companies, Inc.	13,200	346,896
*	Griffon Corp.	10,500	92,925
	Hardinge, Inc.	4,900	60,809
	Harsco Corp.	4,800	271,152
*	Hawaiian Holdings, Inc.	10,215	53,118
#	Healthcare Services Group, Inc.	5,205	102,955
#	Heartland Express, Inc.	20,900	292,182
#	Heico Corp.	2,995	131,181
	Heico Corp. Class A	6,400	232,896
#	Heidrick & Struggles International, Inc.	7,641	261,551
*	Henry Bros. Electronics, Inc.	2,900	13,891
*	Herley Industries, Inc.	2,600	31,174
#	Herman Miller, Inc.	2,200	65,626
*	Hexcel Corp.	5,900	119,121
*	Hill International, Inc.	8,214	104,729
#	Hi-Shear Technology Corp.	1,200	13,500
#	HNI Corp.	10,100	298,556
	Honeywell International, Inc.	5,800	333,732
#	Horizon Lines, Inc. Class A	4,200	84,714
#	Houston Wire & Cable Co.	1,000	14,500
*	HQ Sustainable Maritime Industries, Inc.	3,476	46,231
*	Hub Group, Inc. Class A	4,100	122,959
#	Hubbell, Inc. Class A	1,400	69,538
	Hubbell, Inc. Class B	5,280	239,554
*	Hudson Highland Group, Inc.	10,960	81,652
*	Hurco Companies, Inc.	4,400	194,568
*	Huron Consulting Group, Inc.	1,400	74,284
*	Huttig Building Products, Inc.	9,970	29,711
*	ICT Group, Inc.	3,548	30,477
	IDEX Corp.	19,750	595,660
*	IHS, Inc.	4,500	277,425
*	II-VI, Inc.	4,500	147,330
	IKON Office Solutions, Inc.	54,600	388,752
	Illinois Tool Works, Inc.	6,200	304,234
*	Innotrac Corp.	1,700	5,780
* #	Innovative Solutions & Support, Inc.	3,900	35,295
*	Insituform Technologies, Inc. Class A	7,900	110,363
#	Insteel Industries, Inc.	7,979	85,934
* #	Integrated Electrical Services, Inc.	5,562	96,000
* #	InterDigital, Inc.	3,768	65,526
*	Interline Brands, Inc.	16,800	298,536
*	International Shipholding Corp.	1,100	20,966
* #	Intersections, Inc.	8,137	66,642
	ITT Industries, Inc.	4,300	241,832
	J.B. Hunt Transport Services, Inc.	6,000	164,220
*	Jacobs Engineering Group, Inc.	3,600	289,044
* #	JetBlue Airways Corp.	73,988	403,235
*	Kadant, Inc.	1,300	32,630
	Kaman Corp. Class A	8,400	201,600
*	Kansas City Southern	23,860	854,188
#	Kaydon Corp.	9,700	414,287

44

	Kelly Services, Inc. Class A	9,033	$173,524
#	Kelly Services, Inc. Class B	700	15,558
*	Kenexa Corp.	12,700	257,302
	Kennametal, Inc.	27,500	835,175
*	Key Technology, Inc.	2,416	85,309
*	Kforce, Inc.	18,563	158,714
* #	Kirby Corp.	14,200	640,136
#	Knight Transportation, Inc.	35,700	528,003
	Knoll, Inc.	3,500	49,280
*	Korn/Ferry International	15,200	256,272
*	K-Tron International, Inc.	784	91,516
*	L.B. Foster Co. Class A	1,800	76,248
	L.S. Starrett Co. Class A	2,800	48,832
	L-3 Communications Holdings, Inc.	7,400	786,546
*	LaBarge, Inc.	6,500	84,760
*	Ladish Co., Inc.	8,300	296,310
	Landstar Systems, Inc.	1,000	46,380
	Lawson Products, Inc.	3,688	93,675
*	Layne Christensen Co.	8,400	336,336
*	Learning Tree International, Inc.	7,300	98,258
*	LECG Corp.	18,573	176,444
	Lennox International, Inc.	8,500	319,940
*	LGL Group, Inc.	1,300	13,195
	Lincoln Electric Holdings, Inc.	3,300	221,562
#	Lindsay Corp.	3,900	306,618
*	LMI Aerospace, Inc.	3,700	70,411
	LSI Industries, Inc.	21,682	288,154
*	M&F Worldwide Corp.	1,000	37,030
*	Mac-Gray Corp.	5,600	64,736
*	Magnetek, Inc.	24,200	82,522
*	MAIR Holdings, Inc.	3,915	16,756
	Manpower, Inc.	4,400	249,480
*	Marten Transport, Ltd.	11,035	159,897
	Masco Corp.	20,200	377,538
	McGrath Rentcorp.	12,535	262,483
*	Media Sciences International, Inc.	700	2,450
* #	Medialink Worldwide, Inc.	2,300	5,175
* #	Medis Technologies, Ltd.	7,700	83,391
*	Merrimac Industries, Inc.	1,355	9,675
*	Mesa Air Group, Inc.	12,100	29,282
*	Metalline Mining Co.	4,300	10,406
	Met-Pro Corp.	6,266	68,111
* #	MFRI, Inc.	2,527	40,937
* #	Microvision, Inc.	7,900	19,908
* #	Middleby Corp.	1,000	68,000
* #	Milacron, Inc.	1,000	2,950
*	Miller Industries, Inc.	3,800	43,928
	Mine Safety Appliances Co.	8,400	336,924
*	Misonix, Inc.	2,609	11,088
* #	Mobile Mini, Inc.	15,612	290,539
*	Modtech Holdings, Inc.	2,600	1,248
* #	Monster Worldwide, Inc.	2,500	66,475

45

*	Moog, Inc. Class A	19,000	$779,760
*	Moog, Inc. Class B	1,600	66,240
	MSC Industrial Direct Co., Inc. Class A	2,000	81,160
*	MTC Technologies, Inc.	9,700	229,890
	Mueller Industries, Inc.	29,300	841,789
	Mueller Water Products, Inc.	13,200	106,392
	Mueller Water Products, Inc. Class B	38,949	339,246
	Multi-Color Corp.	3,704	80,080
	NACCO Industries, Inc. Class A	2,800	226,940
*	Nashua Corp.	2,512	28,888
*	National Technical Systems, Inc.	5,950	37,009
*	Navigant Consulting, Inc.	19,800	322,938
*	Navistar International Corp.	5,000	282,250
*	NCI Building Systems, Inc.	8,900	270,026
	Nordson Corp.	11,629	597,614
	Norfolk Southern Corp.	32,700	1,729,503
*	North America Galvanizing & Coatings, Inc.	4,300	24,338
	Northrop Grumman Corp.	17,500	1,375,675
*	Northwest Airlines Corp.	7,500	100,725
*	NuCo2, Inc.	5,900	163,017
* #	Odyssey Marine Exploration, Inc.	5,400	26,460
*	Old Dominion Freight Line, Inc.	13,663	372,317
#	Omega Flex, Inc.	1,000	15,000
*	On Assignment, Inc.	17,900	110,801
*	Orbital Sciences Corp.	26,400	571,560
	Oshkosh Truck Corp. Class B	12,900	516,903
* #	Owens Corning, Inc.	48,200	909,052
*	P.A.M. Transportation Services, Inc.	7,565	109,693
	Paccar, Inc.	1,786	77,477
	Pall Corp.	4,100	161,417
*	Paragon Technologies, Inc.	1,500	9,233
	Parker Hannifin Corp.	8,650	559,050
*	Park-Ohio Holdings Corp.	9,017	186,381
*	Patrick Industries, Inc.	1,100	8,657
* #	Patriot Transportation Holding, Inc.	1,500	116,280
*	Peerless Manufacturing Co.	1,164	37,830
	Pentair, Inc.	25,820	842,248
*	Perini Corp.	3,100	116,188
*	PHH Corp.	14,600	295,504
*	Pike Electric Corp.	24,700	319,371
* #	Pinnacle Airlines Corp.	8,886	99,612
	Pitney Bowes, Inc.	4,400	157,432
*	Plug Power, Inc.	59,661	179,580
	Portec Rail Products, Inc.	8,200	86,346
*	Powell Industries, Inc.	5,248	200,054
*	Power-One, Inc.	51,397	133,632
	Precision Castparts Corp.	2,900	320,131
#	Preformed Line Products Co.	1,326	62,587
* #	Protection One, Inc.	4,487	39,306
	Providence & Worcester Railroad Co.	839	16,486
*	Quality Distribution, Inc.	3,700	11,359
*	Quanta Services, Inc.	8,036	191,900

46

	Quixote Corp.	1,700	$23,885
	R. R. Donnelley & Sons Co.	19,500	620,685
#	Raven Industries, Inc.	2,600	76,128
	Raytheon Co.	10,500	680,820
*	RBC Bearings, Inc.	2,000	67,200
*	RCM Technologies, Inc.	5,800	30,798
#	Regal-Beloit Corp.	23,500	867,620
*	Republic Airways Holdings, Inc.	16,339	319,427
	Republic Services, Inc.	6,950	212,184
	Resources Connection, Inc.	7,700	123,970
#	Robbins & Myers, Inc.	11,800	401,790
	Robert Half International, Inc.	4,300	115,885
	Rockwell Automation, Inc.	4,000	218,840
	Rollins, Inc.	7,650	135,023
#	Roper Industries, Inc.	3,500	197,400
*	Rush Enterprises, Inc. Class A	11,970	177,395
*	Rush Enterprises, Inc. Class B	3,426	50,636
	Ryder System, Inc.	29,900	1,722,539
*	Saia, Inc.	1,400	20,230
	Schawk, Inc.	12,200	192,150
*	School Specialty, Inc.	14,900	454,748
	Servidyne, Inc.	1,300	8,112
	Servotronics, Inc.	1,300	25,155
*	Shaw Group, Inc.	4,400	283,272
*	SIFCO Industries, Inc.	2,000	27,120
#	Simpson Manufacturing Co., Inc.	24,104	577,532
#	Skywest, Inc.	44,123	976,001
*	SL Industries, Inc.	3,100	61,380
*	SmartPros, Ltd.	1,700	9,605
	Southwest Airlines Co.	265,916	3,260,130
*	Sparton Corp.	2,085	9,966
*	Spherion Corp.	5,800	37,584
*	Spherix, Inc.	3,800	4,066
* #	Spire Corp.	615	9,797
#	SPX Corp.	5,700	583,110
*	Standard Parking Corp.	2,000	40,640
	Standard Register Co.	12,100	103,455
	Standex International Corp.	9,300	176,793
	Steelcase, Inc. Class A	20,000	283,600
*	Stericycle, Inc.	2,400	129,336
*	Sterling Construction Co., Inc.	3,600	72,396
	Sun Hydraulics, Inc.	7,300	158,629
*	Superior Essex, Inc.	12,700	360,426
	Supreme Industries, Inc.	4,900	28,861
* #	Synutra International, Inc.	1,400	37,618
	Sypris Solutions, Inc.	10,033	48,259
*	SYS Technologies	8,500	18,445
#	TAL International Group, Inc.	21,901	457,074
*	Taleo Corp. Class A	1,800	34,308
* #	Taser International, Inc.	9,610	108,305
*	Team, Inc.	2,600	79,274
	Tech/Ops Sevcon, Inc.	1,500	11,700

47

	Technology Research Corp.	1,800	$5,256
	Tecumseh Products Co. Class A	4,700	99,546
*	Tecumseh Products Co. Class B	2,500	44,825
*	Teledyne Technologies, Inc.	8,000	355,200
	Teleflex, Inc.	13,900	786,045
*	TeleTech Holdings, Inc.	6,200	139,934
	Tennant Co.	6,200	223,696
*	Terex Corp.	2,600	175,370
*	Tetra Tech, Inc.	13,700	258,519
	Textron, Inc.	6,400	346,688
*	The Advisory Board Co.	1,800	100,026
	The Brink’s Co.	4,800	321,264
*	The Geo Group, Inc.	17,500	467,075
	The Manitowoc Co., Inc.	2,400	97,776
*	Thomas & Betts Corp.	20,500	823,075
	Thomas Group, Inc.	615	2,097
	Timken Co.	49,300	1,485,409
#	Titan International, Inc.	13,600	462,264
	Todd Shipyards Corp.	1,700	28,696
#	Toro Co.	3,000	144,540
	Trane, Inc.	3,900	175,695
*	TransDigm Group, Inc.	3,000	116,580
* #	TRC Companies, Inc.	8,700	44,109
	Tredegar Industries, Inc.	15,500	245,055
* #	Trex Co., Inc.	5,300	41,340
#	Trinity Industries, Inc.	10,400	292,968
#	Triumph Group, Inc.	11,000	622,490
*	TRM Corp.	5,300	1,696
*	TrueBlue, Inc.	10,700	133,643
*	Tufco Technologies, Inc.	600	3,858
* #	TurboChef Technologies, Inc.	4,100	34,850
	Twin Disc, Inc.	4,400	89,144
*	U.S. Home Systems, Inc.	1,500	6,735
	UAL Corp.	46,980	1,423,494
	UAP Holding Corp.	3,900	150,150
* #	Ultralife Batteries, Inc.	4,200	59,262
	Union Pacific Corp.	22,000	2,744,720
*	United Rentals, Inc.	28,700	576,870
* #	United Stationers, Inc.	13,600	671,296
	United Technologies Corp.	9,583	675,697
	Universal Forest Products, Inc.	7,400	205,572
* #	Universal Security Instruments, Inc.	500	3,265
*	Universal Truckload Services, Inc.	5,869	109,633
* #	UQM Technologies, Inc.	2,900	6,322
*	URS Corp.	8,700	350,436
*	US Airways Group, Inc.	11,100	137,640
* #	USG Corp.	6,000	204,180
	Valmont Industries, Inc.	3,200	255,680
*	Valpey Fisher Corp.	1,900	9,025
*	Veri-Tek International Corp.	3,300	18,117
*	Versar, Inc.	2,700	16,065
	Viad Corp.	16,200	561,654

48

#	Vicor Corp.	11,806	$143,207
*	Volt Information Sciences, Inc.	7,000	112,490
	VSE Corp.	2,000	63,500
	W.W. Grainger, Inc.	2,500	184,150
#	Wabash National Corp.	14,200	112,180
	Wabtec Corp.	12,100	418,781
	Walter Industries, Inc.	13,600	742,968
*	Waste Connections, Inc.	21,050	639,078
	Waste Industries USA, Inc.	6,597	241,384
	Waste Management, Inc.	9,300	305,319
*	Waste Services, Inc.	1,966	15,905
#	Watsco, Inc. Class A	9,000	342,000
#	Watsco, Inc. Class B	1,200	45,612
	Watson Wyatt & Co. Holdings	5,900	312,995
#	Watts Water Technologies, Inc.	14,000	388,080
*	WCA Waste Corp.	8,200	50,020
#	Werner Enterprises, Inc.	44,000	782,760
* #	WESCO International, Inc.	3,588	143,520
*	Westaff, Inc.	6,600	26,796
#	Western Refining, Inc.	11,600	231,072
*	Willis Lease Finance Corp.	3,255	40,362
* #	Wolverine Tube, Inc.	500	300
	Woodward Governor Co.	11,200	319,984
* #	Xenonics Holdings, Inc.	2,000	3,720
* #	YRC Worldwide, Inc.	18,696	257,257
Total Industrials			121,634,329

Information Technology — (10.4%)
*	3Com Corp.	125,196	411,895
*	Acacia Research-Acacia Technologies	4,500	29,385
* #	Access Integrated Technologies, Inc.	11,721	27,662
* #	ACI Worldwide, Inc.	6,054	106,914
*	Actel Corp.	8,400	99,540
*	ActivIdentity Corp.	38,876	119,349
*	Activision, Inc.	6,700	182,575
*	Actuate Corp.	13,961	67,013
	Acxiom Corp.	9,600	122,016
*	Adaptec, Inc.	99,700	264,205
*	ADC Telecommunications, Inc.	32,400	442,908
*	ADDvantage Technologies Group, Inc.	3,600	15,300
	Adtran, Inc.	11,400	209,988
*	Advanced Analogic Technologies, Inc.	18,777	122,051
*	Advanced Energy Industries, Inc.	15,800	202,556
* #	Advanced Micro Devices, Inc.	126,500	912,065
* #	Advanced Photonix, Inc.	8,900	13,350
*	Advent Software, Inc.	2,600	116,844
* #	Aehr Test Systems	2,692	19,652
*	Aetrium, Inc.	3,800	17,822
*	Affiliated Computer Services, Inc. Class A	3,000	152,250
*	Agilent Technologies, Inc.	10,400	318,344
	Agilysys, Inc.	17,000	215,390
*	Airspan Networks, Inc.	17,100	19,665

49

*	Akamai Technologies, Inc.	4,900	$172,284
* #	Alliance Data Systems Corp.	2,000	101,260
	Alliance Semiconductor Corp.	3,150	3,780
	Altera Corp.	12,700	217,297
*	American Commercial Lines, Inc.	4,500	76,500
	American Software, Inc. Class A	9,400	79,900
*	AMIS Holdings, Inc.	32,783	223,580
*	Amkor Technology, Inc.	15,400	180,334
*	Amtech Systems, Inc.	6,400	79,808
* #	Anadigics, Inc.	8,100	57,024
	Analog Devices, Inc.	9,100	244,972
*	Anaren, Inc.	7,180	90,755
*	Anixter International, Inc.	9,600	627,744
*	Ansoft Corp.	4,200	102,144
*	Answerthink, Inc.	18,871	76,428
*	Ansys, Inc.	13,527	505,504
* #	Applied Digital Solutions, Inc.	14,000	11,620
	Applied Materials, Inc.	31,600	605,772
* #	Applied Micro Circuits Corp.	29,136	216,480
*	Ariba, Inc.	28,741	256,370
* #	Arris Group, Inc.	46,062	264,857
*	Arrow Electronics, Inc.	34,200	1,115,262
*	Art Technology Group, Inc.	43,200	146,016
*	Ascendia Brands, Inc.	1,395	84
*	AsiaInfo Holdings, Inc.	3,000	33,330
*	Aspen Technology, Inc.	9,500	106,400
	Astro-Med, Inc.	3,200	31,328
*	Asyst Technologies, Inc.	17,800	62,656
* #	Atari, Inc.	3,598	5,901
* #	Atheros Communications	6,300	153,216
	Atlantic Tele-Network, Inc.	8,596	264,327
*	Atmel Corp.	102,100	331,825
*	ATMI, Inc.	16,700	456,578
*	Authentidate Holding Corp.	4,700	3,337
*	Autobytel, Inc.	17,371	46,902
* #	Avanex Corp.	14,600	11,841
	Avici Systems, Inc.	6,000	46,020
* #	Avid Technology, Inc.	32,400	789,588
*	Aviza Technology, Inc.	8,635	8,074
*	Avnet, Inc.	38,800	1,307,948
*	Avocent Corp.	39,400	659,162
	AVX Corp.	113,400	1,422,036
*	Aware, Inc.	15,625	62,344
* #	Axcelis Technologies, Inc.	42,000	241,500
*	Axesstel, Inc.	390	105
*	AXS-One, Inc.	1,100	484
*	AXT, Inc.	13,120	72,422
* #	Bankrate, Inc.	3,900	164,814
*	BEA Systems, Inc.	9,300	177,351
*	BearingPoint, Inc.	44,600	72,252
	Bel Fuse, Inc. Class A	1,500	47,010
	Bel Fuse, Inc. Class B	7,515	204,934

50

*	Bell Microproducts, Inc.	7,100	$23,785
*	Benchmark Electronics, Inc.	52,818	887,342
	Black Box Corp.	13,215	409,665
	Blackbaud, Inc.	3,300	86,262
*	Blackboard, Inc.	2,900	83,433
*	Blue Coat Systems, Inc.	7,400	173,752
*	BMC Software, Inc.	2,200	71,016
*	Bookham, Inc.	50,322	73,470
*	Borland Software Corp.	34,500	67,275
*	Bottomline Technologies, Inc.	11,000	141,240
*	Brightpoint, Inc.	28,972	299,570
	Broadridge Financial Solutions, Inc.	4,500	86,175
*	Brocade Communications Systems, Inc.	40,850	314,137
*	Brooks Automation, Inc.	28,980	292,118
*	BSQUARE Corp.	2,100	9,072
	CA, Inc.	17,300	395,824
*	Cabot Microelectronics Corp.	7,900	264,571
*	CACI International, Inc. Class A	19,620	856,609
*	Cadence Design Systems, Inc.	9,200	97,704
*	CalAmp Corp.	8,100	22,113
*	California Micro Devices Corp.	11,311	36,195
*	Callidus Software, Inc.	6,600	32,406
*	CallWave, Inc.	15,300	38,862
	CAM Commerce Solutions, Inc.	400	15,072
*	Cascade Microtech, Inc.	6,310	48,398
#	Cass Information Systems, Inc.	1,545	43,260
*	Catalyst Semiconductor, Inc.	12,100	48,521
*	Catapult Communications Corp.	5,700	35,568
*	Centillium Communications, Inc.	14,800	10,508
*	CEVA, Inc.	8,300	70,799
*	Checkpoint Systems, Inc.	19,700	476,740
*	Cherokee International Corp.	3,800	8,170
*	Chordiant Software, Inc.	5,640	32,486
*	Ciber, Inc.	5,000	23,000
*	Ciena Corp.	6,414	165,674
*	Ciprico, Inc.	2,392	8,372
*	Cirrus Logic, Inc.	39,300	202,002
*	Citrix Systems, Inc.	4,700	154,771
*	CMGI, Inc.	17,400	199,926
* #	CNET Networks, Inc.	17,000	123,420
* #	Cogent, Inc.	20,800	208,000
	Cognex Corp.	24,166	467,129
* #	Coherent, Inc.	18,797	534,587
	Cohu, Inc.	10,588	165,596
* #	CommScope, Inc.	8,996	376,752
	Communications Systems, Inc.	4,000	45,280
*	Computer Sciences Corp.	75,645	3,286,775
*	Computer Task Group, Inc.	2,200	9,262
*	Compuware Corp.	54,100	430,636
*	Comtech Telecommunications Corp.	7,946	344,697
*	Comverse Technology, Inc.	3,000	49,410
* #	Concur Technologies, Inc.	4,100	119,884

51

*	Concurrent Computer Corp.	5,578	$4,462
* #	Conexant Systems, Inc.	101,700	53,901
* #	Convera Corp.	15,672	29,777
*	Convergys Corp.	31,100	449,084
*	CPI International, Inc.	7,660	79,664
*	Credence Systems Corp.	47,500	67,450
* #	Cree, Inc.	23,870	737,583
*	CSG Systems International, Inc.	8,200	93,070
*	CSP, Inc.	1,032	6,275
	CTS Corp.	3,700	35,890
*	CVD Equipment Corp.	1,000	3,470
*	Cyberoptics Corp.	6,236	64,979
*	Cybersource Corp.	17,337	253,294
*	Cymer, Inc.	15,800	447,614
* #	Cypress Semiconductor Corp.	10,200	221,748
#	Daktronics, Inc.	3,532	61,033
*	Datalink Corp.	3,946	15,981
	Dataram Corp.	4,900	16,072
*	DealerTrack Holdings, Inc.	3,700	75,739
#	Diebold, Inc.	10,200	246,024
*	Digi International, Inc.	19,559	205,956
*	Digimarc Corp.	9,222	82,721
* #	Digital River, Inc.	8,300	270,829
*	Diodes, Inc.	8,500	191,845
* #	Ditech Networks, Inc.	13,100	35,763
*	Dolby Laboratories, Inc.	1,000	44,250
*	Dot Hill Systems Corp.	21,368	76,497
*	Double-Take Software, Inc.	900	9,351
*	DSP Group, Inc.	14,000	162,400
*	DST Systems, Inc.	3,000	210,780
* #	DTS, Inc.	8,996	218,873
*	Dycom Industries, Inc.	20,304	232,278
*	Dynamics Research Corp.	8,100	78,246
* #	EarthLink, Inc.	46,742	337,945
*	eBay, Inc.	700	18,452
* #	Echelon Corp.	10,500	117,915
*	EDGAR Online, Inc.	2,700	7,250
*	Edgewater Technology, Inc.	4,100	24,600
*	EFJ, Inc.	11,084	14,963
*	Elecsys Corp.	1,400	8,260
*	Electro Scientific Industries, Inc.	13,400	216,946
* #	Electroglas, Inc.	8,118	13,963
	Electronic Data Systems Corp.	93,600	1,621,152
*	Electronics for Imaging, Inc.	37,199	560,217
* #	Elixir Gaming Technologies, Inc.	24,400	71,248
*	eLoyalty Corp.	906	9,287
* #	EMC Corp.	49,300	766,122
* #	EMCORE Corp.	15,800	174,590
*	EMS Technologies, Inc.	7,200	207,288
*	Emulex Corp.	28,200	419,616
*	Endwave Corp.	5,400	37,800
*	Entegris, Inc.	53,500	377,175

52

*	Entertainment Distribution Co., Inc.	20,700	$12,213
*	Entorian Technologies, Inc.	21,692	30,586
*	Entrust, Inc.	12,801	32,131
*	Epicor Software Corp.	20,300	224,721
*	EPIQ Systems, Inc.	23,271	316,486
*	ePlus, Inc.	2,750	27,500
* #	Equinix, Inc.	1,400	97,090
* #	eSpeed, Inc.	16,065	186,515
*	ESS Technology, Inc.	3,500	5,320
* #	Euronet Worldwide, Inc.	30,700	663,120
*	Evans & Sutherland Computer Corp.	826	834
* #	Exar Corp.	3,500	27,510
*	Excel Technology, Inc.	5,300	136,634
*	Extreme Networks, Inc.	68,406	205,902
*	F5 Networks, Inc.	3,400	75,344
#	Factset Research Systems, Inc.	1,700	89,488
	Fair Isaac Corp.	18,500	429,200
*	Fairchild Semiconductor Corp. Class A	34,259	381,988
* #	FalconStor Software, Inc.	14,700	122,304
*	Faro Technologies, Inc.	5,100	167,025
* #	FEI Co.	12,400	252,836
	Fidelity National Information Services, Inc.	13,608	564,596
* #	Finisar Corp.	28,400	45,724
*	Fiserv, Inc.	6,600	347,292
*	Flextronics International, Ltd.	31,323	317,615
*	Flir Systems, Inc.	7,320	208,327
*	FormFactor, Inc.	16,000	286,880
*	Forrester Research, Inc.	9,817	261,525
* #	FortuNet, Inc.	4,700	32,289
*	Foundry Networks, Inc.	54,000	640,980
	Frequency Electronics, Inc.	5,500	47,245
*	FSI International, Inc.	8,700	14,181
*	Gartner Group, Inc.	3,700	69,967
#	Gevity HR, Inc.	8,300	57,934
	Global Payments, Inc.	6,800	269,756
*	Globecomm Systems, Inc.	5,140	45,283
*	Goldleaf Financial Solutions, Inc.	7,800	20,748
*	Greenfield Online, Inc.	15,500	209,715
*	GSE Systems, Inc.	1,320	13,596
*	GTSI Corp.	4,675	38,429
*	Guidance Software, Inc.	2,000	21,560
*	Harmonic, Inc.	12,520	111,553
	Harris Corp.	6,200	302,746
*	Harris Stratex Networks, Inc. Class A	20,050	201,302
*	Hauppauge Digital, Inc.	2,600	11,180
#	Heartland Payment Systems, Inc.	5,500	121,165
	Henry Jack & Associates, Inc.	6,740	158,592
* #	Hewitt Associates, Inc. Class A	5,600	220,976
	Hewlett-Packard Co.	29,900	1,428,323
*	hi/fn, Inc.	5,684	31,205
*	Hittite Microwave Corp.	2,400	79,464
*	Hughes Communications, Inc.	2,050	95,797

53

*	Hutchinson Technology, Inc.	20,560	$345,408
*	Hypercom Corp.	49,100	182,161
* #	I.D. Systems, Inc.	4,600	32,844
* #	i2 Technologies, Inc.	2,800	36,400
	iBasis, Inc.	10,000	40,600
* #	Ibis Technology Corp.	2,000	760
*	iGATE Capital Corp.	20,600	163,152
* #	Ikanos Communications	23,091	105,295
* #	ImageWare Systems, Inc.	1,700	2,295
*	I-many, Inc.	8,545	23,755
#	Imation Corp.	11,100	250,305
#	Imergent, Inc.	2,500	27,500
* #	Immersion Corp.	8,800	74,184
*	InFocus Corp.	2,100	3,759
*	Informatica Corp.	9,984	174,321
	InfoSpace, Inc.	33,125	337,544
	infoUSA, Inc.	39,547	300,953
*	Ingram Micro, Inc.	114,400	1,746,888
*	Innodata Isogen, Inc.	6,800	37,400
*	Innovex, Inc.	599	192
*	Insight Enterprises, Inc.	35,631	624,611
	Integral Systems, Inc.	8,800	214,192
*	Integrated Device Technology, Inc.	98,600	827,254
*	Integrated Silicon Solution, Inc.	10,100	60,297
	Intel Corp.	76,790	1,531,961
*	Intelli-Check, Inc.	1,800	5,580
*	Intelligent Systems Corp.	1,620	5,022
*	Interactive Intelligence, Inc.	4,327	61,703
*	Intermec, Inc.	24,400	537,776
* #	Internap Network Services Corp.	18,200	127,400
*	International Rectifier Corp.	47,800	1,088,406
*	Internet Capital Group, Inc.	17,959	156,243
*	Interphase Corp.	3,400	19,380
	Intersil Corp.	87,125	2,027,399
*	Intervoice, Inc.	14,237	100,656
*	Interwoven, Inc.	19,900	269,645
*	Intest Corp.	3,502	7,494
*	Intevac, Inc.	16,900	216,996
*	IntriCon Corp.	1,700	11,611
*	Intuit, Inc.	8,000	212,480
*	INX, Inc.	500	4,000
*	Iomega Corp.	36,700	111,935
*	iPass, Inc.	61,100	169,858
*	Iron Mountain, Inc.	9,100	273,728
*	Iteris, Inc.	12,500	33,750
*	Itron, Inc.	2,800	266,924
*	Ixia	45,000	337,950
*	IXYS Corp.	24,022	169,355
*	j2 Global Communications, Inc.	4,415	95,011
	Jabil Circuit, Inc.	13,600	175,712
*	Jaco Electronics, Inc.	1,300	1,534
*	JDA Software Group, Inc.	14,800	252,636

54

* #	JDS Uniphase Corp.	142,537	$1,874,362
*	Juniper Networks, Inc.	18,250	489,465
*	Jupitermedia Corp.	16,164	53,180
	Keithley Instruments, Inc.	6,300	57,015
* #	Kemet Corp.	8,400	41,664
*	Key Tronic Corp.	5,025	15,980
* #	Keynote Systems, Inc.	7,900	85,636
*	Kintera, Inc.	8,800	8,272
	KLA-Tencor Corp.	7,800	327,678
*	Kopin Corp.	57,739	157,050
*	Kratos Defense & Security Solutions, Inc.	42,110	76,640
* #	Kulicke & Soffa Industries, Inc.	12,476	64,251
*	KVH Industries, Inc.	6,593	57,227
* #	L-1 Identity Solutions, Inc.	55,427	662,907
* #	Lam Research Corp.	3,400	136,816
*	LaserCard Corp.	2,900	26,912
*	Lattice Semiconductor Corp.	49,600	127,968
* #	Lawson Software, Inc.	67,392	525,658
*	Leadis Technolgies, Inc.	21,530	42,629
*	LeCroy Corp.	4,751	37,485
*	Lexmark International, Inc.	1,300	42,939
	Linear Technology Corp.	6,540	181,223
*	Lionbridge Technologies, Inc.	32,000	113,600
*	Littlefuse, Inc.	11,909	371,204
*	Logility, Inc.	2,814	30,729
*	LoJack Corp.	9,603	119,845
*	LookSmart, Ltd.	7,940	28,663
*	Loral Space & Communications, Inc.	8,849	214,677
*	LSI Corp.	63,348	319,274
*	LTX Corp.	21,659	70,392
* #	Lumera Corp.	7,200	17,136
* #	Luna Innovations, Inc.	3,800	25,650
* #	Macrovision Corp.	27,230	416,347
*	Magma Design Automation, Inc.	8,700	85,434
*	Management Network Group, Inc.	22,706	48,591
*	Manhattan Associates, Inc.	6,200	136,772
*	ManTech International Corp. Class A	7,600	335,008
#	Marchex, Inc. Class B	13,300	117,439
*	Mastec, Inc.	22,000	191,620
*	Mattson Technology, Inc.	50,900	302,346
	Maxim Integrated Products, Inc.	9,600	175,392
#	Maximus, Inc.	11,010	399,883
* #	Maxwell Technologies, Inc.	4,300	44,763
*	McAfee, Inc.	5,800	192,966
* #	Mechanical Technology, Inc.	3,500	2,485
*	Mentor Graphics Corp.	52,970	482,027
*	Mercury Computer Systems, Inc.	16,500	105,765
*	Merix Corp.	13,316	36,220
	Mesa Laboratories, Inc.	150	3,600
*	Metavante Technologies, Inc.	18,795	407,288
	Methode Electronics, Inc.	16,900	179,985
	Micrel, Inc.	16,570	121,790

55

#	Microchip Technology, Inc.	4,900	$150,822
*	Micron Technology, Inc.	211,995	1,594,202
*	Micros Systems, Inc.	2,800	89,712
* #	Microsemi Corp.	11,926	259,391
*	MicroStrategy, Inc.	700	46,564
*	Microtune, Inc.	20,797	104,817
* #	Midway Games, Inc.	13,000	26,000
* #	Mindspeed Technologies, Inc.	14,927	8,658
* #	MIPS Technologies, Inc.	21,782	80,811
*	MIVA, Inc.	12,918	27,128
*	MKS Instruments, Inc.	41,458	832,891
*	Mobility Electronics, Inc.	11,440	15,558
	Mocon, Inc.	698	7,531
*	Moldflow Corp.	6,675	111,206
	Molex, Inc.	5,100	114,903
	Molex, Inc. Class A	3,700	80,549
#	MoneyGram International, Inc.	11,500	42,090
*	Monolithic Power Systems	7,200	119,808
* #	MoSys, Inc.	15,700	73,790
#	Motorola, Inc.	49,570	494,213
*	MPS Group, Inc.	46,400	528,960
*	MRV Communications, Inc.	63,791	102,066
*	MSC. Software Corp.	28,019	355,001
	MTS Systems Corp.	3,200	99,808
*	Multi-Fineline Electronix, Inc.	11,568	246,051
*	Nanometrics, Inc.	11,900	75,803
*	Napco Security Systems, Inc.	9,405	51,728
*	Napster, Inc.	19,800	36,432
	National Instruments Corp.	2,900	74,994
	National Semiconductor Corp.	7,343	120,939
*	NAVTEQ Corp.	3,200	239,840
*	NCI, Inc.	4,751	84,188
*	NCR Corp.	14,300	316,888
* #	NeoMagic Corp.	3,100	4,092
*	Ness Technologies, Inc.	1,900	17,708
*	NETGEAR, Inc.	11,636	253,898
* #	Netlogic Microsystems, Inc.	9,100	214,760
*	NetManage, Inc.	3,804	18,069
*	NetScout Systems, Inc.	13,617	126,502
* #	Network Appliance, Inc.	3,600	77,832
*	Network Engines, Inc.	10,500	15,120
* #	Network Equipment Technologies, Inc.	27,200	155,040
*	Newport Corp.	11,700	122,967
	NIC, Inc.	20,219	121,718
*	NMS Communications Corp.	12,274	15,588
*	Novatel Wireless, Inc.	7,300	77,234
*	Novell, Inc.	96,499	718,918
*	Novellus Systems, Inc.	26,300	580,704
*	Nuance Communications, Inc.	23,352	384,140
*	NumereX Corp. Class A	1,675	13,333
*	Nvidia Corp.	5,100	109,089
	O.I. Corp.	1,251	12,848

56

* #	Oculus Innovative Sciences, Inc.	1,800	$10,296
* #	Omniture, Inc.	6,269	144,062
* #	OmniVision Technologies, Inc.	35,861	568,755
*	ON Semiconductor Corp.	12,700	76,200
* #	On2 Technologies, Inc.	14,600	15,622
* #	Online Resources Corp.	8,700	89,088
*	Onvia, Inc.	1,650	12,623
#	Openwave Systems, Inc.	33,587	69,189
*	Oplink Communications, Inc.	21,415	266,188
*	OPNET Technologies, Inc.	8,754	69,682
*	Orthovita, Inc.	9,900	28,413
*	OSI Systems, Inc.	7,846	165,943
*	Overland Storage, Inc.	2,400	3,216
*	OYO Geospace Corp.	1,100	52,954
*	Packeteer, Inc.	16,398	73,299
* #	Palm, Inc.	42,900	277,563
*	PAR Technology Corp.	7,400	58,608
* #	Parametric Technology Corp.	10,700	163,817
	Park Electrochemical Corp.	8,800	207,240
* #	Parkervision, Inc.	2,838	24,662
*	PC Connection, Inc.	22,085	219,304
*	PC-Tel, Inc.	12,800	85,504
*	PDF Solutions, Inc.	13,377	76,249
	Pegasystems, Inc.	20,882	196,291
*	Perceptron, Inc.	535	6,313
*	Perficient, Inc.	9,200	77,740
*	Performance Technologies, Inc.	8,100	37,989
*	Pericom Semiconductor Corp.	19,237	256,429
*	Perot Systems Corp.	97,300	1,341,767
*	Pervasive Software, Inc.	15,300	58,599
*	Phoenix Technologies, Ltd.	5,709	94,256
*	Photon Dynamics, Inc.	10,600	109,710
*	Photronics, Inc.	17,300	174,211
*	Pinnacle Data Systems, Inc.	100	225
*	Pixelworks, Inc.	10,400	7,904
*	Planar Systems, Inc.	7,691	35,840
	Plantronics, Inc.	39,700	748,742
*	PLATO Learning, Inc.	20,244	76,927
* #	Plexus Corp.	26,277	650,881
*	PLX Technology, Inc.	17,200	111,112
*	PMC-Sierra, Inc.	71,200	341,048
* #	Polycom, Inc.	32,625	711,225
*	Power Integrations, Inc.	7,236	190,307
* #	Powerwave Technologies, Inc.	59,376	169,815
*	Presstek, Inc.	20,159	94,747
* •	Price Communications Liquidation Trust	8,600	1,175
*	Progress Software Corp.	14,000	399,560
	QAD, Inc.	11,317	98,911
*	QLogic Corp.	18,800	297,980
#	Quality Systems, Inc.	2,300	74,934
	Qualstar Corp.	5,600	19,600
*	Quantum Corp.	83,600	209,000

57

*	Quest Software, Inc.	35,104	$499,530
*	QuickLogic Corp.	10,700	31,993
* #	Rackable Systems, Inc.	13,300	122,892
*	Radiant Systems, Inc.	13,700	195,636
*	RadiSys Corp.	22,074	209,924
*	Radyne Corp.	8,100	74,034
*	RAE Systems, Inc.	17,900	41,170
*	Rambus, Inc.	7,200	129,816
*	Ramtron International Corp.	5,600	21,952
*	RealNetworks, Inc.	67,037	392,166
*	Red Hat, Inc.	6,300	112,329
	Relm Wireless Corp.	5,270	11,858
#	Renaissance Learning, Inc.	6,300	82,908
*	RF Micro Devices, Inc.	121,329	382,186
*	RF Monolithics, Inc.	4,364	23,173
	Richardson Electronics, Ltd.	8,100	34,992
*	RightNow Technologies, Inc.	8,400	96,012
*	Rimage Corp.	4,181	96,247
*	Rofin-Sinar Technologies, Inc.	10,000	393,700
*	Rogers Corp.	11,700	370,656
*	Rudolph Technologies, Inc.	12,207	106,323
*	S1 Corp.	19,100	135,228
* #	Saba Software, Inc.	8,700	29,667
*	Safeguard Scientifics, Inc.	39,500	60,830
* #	Sandisk Corp.	9,100	214,305
*	Sanmina-SCI Corp.	209,649	345,921
*	Sapient Corp.	17,424	128,589
* #	SatCon Technology Corp.	900	1,737
*	SAVVIS, Inc.	3,000	58,290
*	ScanSource, Inc.	9,502	322,783
*	Scientific Learning Corp.	2,910	14,579
*	SCM Microsystems, Inc.	6,800	20,264
*	Seachange International, Inc.	13,158	77,632
#	Seagate Technology	87	1,877
*	Secure Computing Corp.	47,081	382,298
*	Semitool, Inc.	14,200	111,612
*	Semtech Corp.	28,217	359,485
*	SI International, Inc.	6,238	155,201
* #	Sigma Designs, Inc.	2,600	76,570
* #	Sigmatel, Inc.	21,300	61,983
*	Silicon Image, Inc.	10,700	49,006
*	Silicon Laboratories, Inc.	15,100	467,345
*	Silicon Storage Technology, Inc.	61,126	172,987
* #	Simulations Plus, Inc.	1,800	4,896
*	SiRF Technology Holdings, Inc.	35,600	230,332
* #	Skyworks Solutions, Inc.	79,400	655,844
*	SM&A	7,202	44,580
* #	Smith Micro Software, Inc.	11,500	58,880
*	SoftBrands, Inc.	5,800	7,250
*	Sohu.com, Inc.	800	36,064
* #	Sonic Foundry, Inc.	4,200	3,150
* #	Sonic Solutions, Inc.	7,640	68,989

58

*	SonicWALL, Inc.	32,200	$268,226
* #	Sonus Networks, Inc.	43,500	144,420
* #	Sourcefire, Inc.	3,800	22,800
*	SourceForge, Inc.	10,142	17,444
*	Spectrum Control, Inc.	5,373	48,411
*	SPSS, Inc.	4,154	157,977
*	SRA International, Inc.	21,600	518,400
*	SRS Labs, Inc.	3,600	15,840
* #	Standard Microsystems Corp.	11,600	328,860
	StarTek, Inc.	12,550	108,056
* #	STEC, Inc.	31,900	232,232
* #	Stratasys, Inc.	4,600	86,296
*	SumTotal Systems, Inc.	9,900	44,946
*	Sun Microsystems, Inc.	14,850	243,540
*	Sunair Electronics, Inc.	4,500	7,605
* #	SunPower Corp. Class A	100	6,572
* #	Supertex, Inc.	5,002	103,541
*	SupportSoft, Inc.	29,155	102,334
* #	Sybase, Inc.	15,600	415,272
*	Sycamore Networks, Inc.	197,099	687,876
*	Sykes Enterprises, Inc.	20,000	335,800
*	Symantec Corp.	67,570	1,137,879
*	Symmetricom, Inc.	23,600	80,712
* #	Synaptics, Inc.	6,200	166,098
* #	Synchronoss Technologies, Inc.	2,300	36,984
*	SYNNEX Corp.	25,900	538,979
*	Synopsys, Inc.	11,167	259,186
*	Synplicity, Inc.	10,350	57,443
#	Syntel, Inc.	4,100	111,643
* #	Take-Two Interactive Software, Inc.	25,700	681,050
*	Tech Data Corp.	32,800	1,093,880
	Technitrol, Inc.	24,968	549,546
*	Technology Solutions Co.	524	1,368
*	TechTeam Global, Inc.	7,800	68,250
* #	Techwell, Inc.	4,600	45,908
*	Tekelec	45,094	537,070
*	TeleCommunication Systems, Inc.	13,800	42,780
* #	Telkonet, Inc.	5,000	4,100
*	Tellabs, Inc.	175,300	1,153,474
*	Telular Corp.	6,800	23,936
*	Teradata Corp.	6,300	158,949
*	Teradyne, Inc.	32,799	393,260
* #	Terremark Worldwide, Inc.	12,560	62,800
*	Tessco Technologies, Inc.	2,329	37,939
*	Tessera Technologies, Inc.	2,300	54,188
* #	The Knot, Inc.	11,000	127,050
	TheStreet.com, Inc.	3,100	28,086
*	Think Partnership, Inc.	21,000	21,420
*	THQ, Inc.	9,500	177,745
*	TIBCO Software, Inc.	121,536	856,829
*	TNS, Inc.	4,600	82,110
*	Tollgrade Communications, Inc.	4,500	24,840

59

	Total System Services, Inc.	13,700	$304,551
* #	Track Data Corp.	2,153	3,596
*	Transact Technologies, Inc.	5,540	27,035
*	Transwitch Corp.	5,900	3,835
* #	Travelzoo, Inc.	2,100	21,210
*	Trident Microsystems, Inc.	4,400	21,956
* #	Trimble Navigation, Ltd.	3,780	103,345
	Trio-Tech International	400	2,140
* #	Triquint Semiconductor, Inc.	74,100	349,752
	TSR, Inc.	1,400	5,943
*	TTM Technologies, Inc.	33,824	372,740
*	Tumbleweed Communications Corp.	18,783	24,042
*	Tyler Technologies, Inc.	19,195	265,851
*	Ulticom, Inc.	11,158	78,106
*	Ultimate Software Group, Inc.	3,700	100,862
*	Ultra Clean Holdings, Inc.	16,822	161,491
*	Ultratech, Inc.	16,900	162,747
*	Unica Corp.	4,500	33,885
*	Unisys Corp.	20,400	84,252
	United Online, Inc.	39,800	397,204
* #	Universal Display Corp.	3,900	66,456
* #	UTStarcom, Inc.	34,000	95,880
* #	ValueClick, Inc.	8,300	160,273
*	Varian Semiconductor Equipment Associates, Inc.	4,800	162,144
*	VASCO Data Security International, Inc.	1,500	16,590
* #	Veeco Instruments, Inc.	19,015	294,733
* #	VeriFone Holdings, Inc.	1,100	22,715
*	Verint Systems, Inc.	2,300	34,776
*	VeriSign, Inc.	9,700	337,560
*	Viasat, Inc.	13,500	283,095
*	Vicon Industries, Inc.	1,600	8,720
* #	Video Display Corp.	4,795	37,833
*	Vignette Corp.	11,000	139,150
*	Virage Logic Corp.	10,454	67,115
*	Vishay Intertechnology, Inc.	68,817	628,299
*	Vocus, Inc.	2,448	60,123
*	Volterra Semiconductor Corp.	9,300	80,445
* #	Vyyo, Inc.	3,100	4,495
* #	Wave Systems Corp. Class A	4,700	6,063
*	Websense, Inc.	5,400	105,138
*	Website Pros, Inc.	19,379	213,944
*	Westell Technologies, Inc.	24,650	43,384
* #	Western Digital Corp.	9,700	299,439
*	White Electronics Designs Corp.	6,450	27,026
*	Wind River Systems, Inc.	28,900	208,947
*	Winland Electronics, Inc.	400	914
*	Wireless Telecom Group, Inc.	12,500	20,500
*	Wireless Xcessories Group, Inc.	1,600	2,272
*	WJ Communications, Inc.	6,600	4,752
*	WPCS International, Inc.	2,800	18,144
*	Wright Express Corp.	3,400	98,396
	Xerox Corp.	31,120	457,464

60

	Xilinx, Inc.	10,880	$243,277
*	X-Rite, Inc.	18,592	152,268
*	Yahoo!, Inc.	25,825	717,419
*	Zebra Technologies Corp. Class A	5,000	166,600
*	ZILOG, Inc.	7,400	24,716
* #	Zix Corp.	10,200	39,984
*	Zones, Inc.	300	2,784
*	Zoran Corp.	33,600	461,328
*	Zygo Corp.	8,000	101,920
Total Information Technology			120,283,795

Materials — (4.5%)
	A. Schulman, Inc.	4,300	87,892
	A.M. Castle & Co.	10,000	222,300
*	AEP Industries, Inc.	1,800	54,702
	Air Products & Chemicals, Inc.	2,500	228,325
	Airgas, Inc.	5,200	252,668
	AK Steel Holding Corp.	5,220	274,676
	Albemarle Corp.	5,800	220,052
	Alcoa, Inc.	42,900	1,593,306
#	Allegheny Technologies, Inc.	3,900	301,665
#	AMCOL International Corp.	9,900	285,318
*	American Pacific Corp.	3,257	52,470
	American Vanguard Corp.	13,313	201,159
*	Amerigon, Inc.	1,300	23,608
	Aptargroup, Inc.	9,600	359,808
	Arch Chemicals, Inc.	12,200	425,902
* #	Arrowhead Research Corp.	4,200	10,248
	Ashland, Inc.	38,200	1,687,294
*	Atlantis Plastics, Inc.	300	153
	Balchem Corp.	5,675	113,727
	Ball Corp.	2,400	105,840
* #	Basin Water, Inc.	10,200	79,254
	Bemis Co., Inc.	34,000	843,880
*	Brush Engineered Materials, Inc.	13,400	372,252
*	Buckeye Technologies, Inc.	2,600	28,106
#	Cabot Corp.	9,600	263,040
#	Calgon Carbon Corp.	14,300	233,662
*	Caraustar Industries, Inc.	2,500	5,500
	Carpenter Technology Corp.	8,000	502,640
	Celanese Corp. Class A	2,400	93,360
* #	Century Aluminum Co.	8,700	575,331
	CF Industries Holdings, Inc.	1,500	183,120
	Chemtura Corp.	105,400	870,604
	Chesapeake Corp.	5,400	18,900
#	Cleveland-Cliffs, Inc.	4,700	561,462
* #	Coeur d’Alene Mines Corp.	183,100	882,542
	Commercial Metals Co.	41,870	1,275,360
	Compass Minerals International, Inc.	4,600	261,832
* #	Constar International, Inc.	2,000	5,800
*	Core Molding Technologies, Inc.	3,400	24,140
*	Crown Holdings, Inc.	7,500	186,825

61

	Cytec Industries, Inc.	16,730	$958,294
	Deltic Timber Corp.	8,200	389,828
*	Domtar Corp.	22,032	140,344
	Dow Chemical Co.	19,944	751,689
	duPont (E.I.) de Nemours & Co., Inc.	8,400	389,928
#	Eagle Materials, Inc.	18,200	647,192
#	Eastman Chemical Co.	4,700	309,307
	Empire Resources, Inc.	3,200	15,712
* #	Esmark, Inc.	7,300	84,680
	Ferro Corp.	31,400	505,540
*	Flight Safety Technologies, Inc.	1,800	3,780
* #	Flotek Industries, Inc.	1,800	40,914
	FMC Corp.	6,600	373,626
	Freeport-McMoRan Copper & Gold, Inc. Class B	6,904	696,337
	Friedman Industries, Inc.	3,200	16,448
#	General Maritime Corp.	11,300	266,002
* #	General Moly, Inc.	6,565	70,180
#	Georgia Gulf Corp.	16,500	99,990
	Gibraltar Industries, Inc.	15,250	166,683
	Glatfelter Co.	4,100	53,997
*	Graphic Packaging Corp.	158,800	489,104
	Greif, Inc. Class A	6,600	431,574
	Greif, Inc. Class B	2,400	141,600
	H.B. Fuller Co.	35,800	814,450
	Hawkins, Inc.	4,270	63,025
*	Haynes International, Inc.	4,000	227,240
* #	Headwaters, Inc.	13,200	161,832
* #	Hecla Mining Co.	12,400	142,600
	Hercules, Inc.	5,100	93,432
	Huntsman Corp.	9,800	236,474
*	ICO, Inc.	6,300	49,077
	Innospec, Inc.	2,400	44,976
	International Flavors & Fragrances, Inc.	1,100	47,443
	International Paper Co.	42,812	1,357,140
*	Ion Geophysical Corp.	20,900	277,761
	Kaiser Aluminum Corp.	7,100	520,785
	KMG Chemicals, Inc.	3,881	63,105
#	Kronos Worldwide, Inc.	6,500	120,250
*	Landec Corp.	11,000	103,180
	Louisiana-Pacific Corp.	76,400	831,232
* #	LSB Industries, Inc.	5,244	125,069
	Lubrizol Corp.	7,300	425,590
#	Martin Marietta Materials, Inc.	800	86,080
*	Material Sciences Corp.	6,500	47,970
*	Maxxam, Inc.	300	8,700
	MeadWestavco Corp.	59,500	1,526,770
*	Mercer International, Inc.	2,400	17,424
	Metal Management, Inc.	8,900	539,963
*	Metalico, Inc.	18,200	211,666
	Minerals Technologies, Inc.	12,600	759,528
* #	Mines Management, Inc.	5,700	23,940
*	Mod-Pac Corp.	1,500	9,285

62

	Myers Industries, Inc.	11,100	$135,087
	Nalco Holding Co.	15,100	326,160
* #	Nanophase Technologies Corp.	2,300	7,337
	Neenah Paper, Inc.	6,700	174,535
	Nevada Chemicals, Inc.	3,000	26,100
	NewMarket Corp.	6,600	441,870
#	Newmont Mining Corp.	9,400	480,998
#	NL Industries, Inc.	22,100	240,006
	NN, Inc.	7,600	74,024
*	Northern Technologies International Corp.	1,100	8,668
*	Northwest Pipe Co.	4,715	196,804
	Nucor Corp.	2,600	167,882
	Olin Corp.	25,500	490,110
* #	OM Group, Inc.	12,400	750,572
*	OMNOVA Solutions, Inc.	8,300	32,370
*	Owens-Illinois, Inc.	4,080	230,316
#	Packaging Corp. of America	9,400	214,226
*	Pactiv Corp.	5,700	144,324
*	Patriot Coal Corp.	680	36,516
	Penford Corp.	3,821	83,642
*	Peoplesupport, Inc.	10,700	124,227
* #	PolyOne Corp.	90,002	585,013
#	PPG Industries, Inc.	4,100	254,118
	Quaker Chemical Corp.	8,600	202,100
	Quanex Corp.	12,100	622,545
*	Ready Mix, Inc.	1,400	8,400
#	Reliance Steel & Aluminum Co.	12,700	704,977
*	Rock of Ages Corp.	2,118	10,315
	Rock-Tenn Co. Class A	30,000	804,900
*	Rockwood Holdings, Inc.	24,300	745,767
	Rohm & Haas Co.	10,100	541,461
*	Rosetta Resources, Inc.	16,931	346,408
#	Royal Gold, Inc.	13,477	424,660
	RPM International, Inc.	29,500	616,845
* #	RTI International Metals, Inc.	5,000	274,350
	Schnitzer Steel Industries, Inc. Class A	10,600	693,982
	Schweitzer-Maudoit International, Inc.	11,888	273,067
	Scotts Miracle-Gro Co. Class A	4,300	153,037
	Sealed Air Corp.	19,500	472,095
	Sensient Technologies Corp.	19,700	530,718
	Sigma-Aldrich Corp.	3,700	203,574
	Silgan Holdings, Inc.	2,400	112,176
*	Smurfit-Stone Container Corp.	167,616	1,332,547
	Sonoco Products Co.	9,900	278,883
	Spartech Corp.	9,500	134,615
#	Steel Dynamics, Inc.	5,840	340,238
	Stepan Co.	5,600	190,960
* #	Stillwater Mining Co.	60,800	1,248,224
*	Symyx Technologies, Inc.	6,196	40,584
#	Synalloy Corp.	1,007	13,131
	Temple-Inland, Inc.	5,100	70,023
*	Terra Industries, Inc.	11,000	497,310

63

#	Texas Industries, Inc.	3,400	$195,840
	Titanium Metals Corp.	7,026	144,876
#	Tronox, Inc. Class A	1,700	7,599
#	Tronox, Inc. Class B	181	798
*	U.S. Concrete, Inc.	18,100	72,219
* #	U.S. Gold Corp.	36,032	126,472
*	United States Lime & Minerals, Inc.	2,700	80,865
	United States Steel Corp.	4,200	455,490
*	Universal Stainless & Alloy Products, Inc.	2,100	63,819
#	Valhi, Inc.	8,900	172,037
	Valspar Corp.	40,700	882,783
	Vulcan Materials Co.	3,693	258,879
* #	W.R. Grace & Co.	2,800	59,444
	Wausau Paper Corp.	33,100	259,504
	Wellman, Inc.	12,200	610
#	Westlake Chemical Corp.	34,672	559,606
	Weyerhaeuser Co.	16,734	1,024,121
#	Worthington Industries, Inc.	53,300	937,547
	Zep, Inc.	2,450	38,465
* #	Zoltek Companies, Inc.	3,700	84,656
Total Materials			52,285,886

Other — (0.0%)
* ●	Tripos Escrow Shares	67	16

Real Estate Investment Trusts — (0.0%)
#	Deerfield Capital Corp.	2,200	14,278
	DiamondRock Hospitality Co.	2,200	27,478
	Education Realty Trust, Inc.	2,000	25,480
#	Jer Investors Trust, Inc.	1,200	12,300
	Lexington Realty Trust	1,040	15,049
	Medical Properties Trust, Inc.	1,200	14,376
#	Northstar Realty Finance Corp.	1,800	16,002
Total Real Estate Investment Trusts			124,963

Telecommunication Services — (1.9%)
	Alaska Communications Systems Group, Inc.	6,600	74,778
*	American Tower Corp.	300	11,532
*	Arbinet-thexchange, Inc.	17,135	85,675
	AT&T, Inc.	270,720	9,429,178
*	Cbeyond, Inc.	2,200	36,058
*	Centennial Communications Corp.	12,000	63,240
	CenturyTel, Inc.	30,200	1,092,938
*	Cincinnati Bell, Inc.	27,200	105,536
	Citizens Communications Co.	13,337	143,239
*	Clear Channel Outdoor Holdings, Inc.	1,900	44,194
*	Cogent Communications Group, Inc.	8,200	159,736
	Consolidated Communications Holdings, Inc.	10,111	145,700
*	Crown Castle International Corp.	9,100	328,419
	D&E Communications, Inc.	10,116	110,163
	Embarq Corp.	115	4,823
#	FairPoint Communications, Inc.	13,600	133,824

64

*	FiberTower Corp.	10,600	$15,900
*	General Communications, Inc. Class A	24,175	139,973
	Hickory Tech Corp.	5,675	51,983
*	Hungarian Telephone & Cable Corp.	200	3,202
* #	ICO Global Communications (Holdings), Ltd.	22,300	53,966
#	IDT Corp. Class B	13,800	80,868
	Iowa Telecommunications Services, Inc.	5,400	85,482
* #	LCC International, Inc. Class A	12,139	19,908
*	Leap Wireless International, Inc.	4,300	183,868
* #	Level 3 Communications, Inc.	27,575	61,492
*	NeuStar, Inc.	2,100	53,886
*	Nexstar Broadcasting Group, Inc.	3,092	22,881
* #	Nextwave Wireless, Inc.	4,538	24,460
*	Occam Networks, Inc.	7,461	43,274
*	PAETEC Holding Corp.	8,900	68,708
*	Point.360	2,600	4,550
*	Premiere Global Services, Inc.	19,274	272,342
#	Regal Entertainment Group	5,200	102,596
*	Rural Cellular Corp. Class A	1,900	83,657
*	SBA Communications Corp.	3,000	93,150
	Shenandoah Telecommunications Co.	10,872	161,884
*	Spark Networks, Inc.	3,600	16,992
	Sprint Nextel Corp.	169,900	1,207,989
#	SureWest Communications	8,000	100,560
*	Syniverse Holdings, Inc.	33,770	572,402
	Telephone & Data Systems, Inc.	4,324	202,796
	Telephone & Data Systems, Inc. Special Shares	4,527	195,114
* #	Terrestar Corp.	42,800	230,692
*	Time Warner Telecom, Inc.	3,700	58,978
*	United States Cellular Corp.	4,300	270,900
*	USA Mobility, Inc.	12,993	136,427
	Verizon Communications, Inc.	150,079	5,450,869
	Warwick Valley Telephone Co.	2,000	22,340
	Windstream Corp.	16,517	194,240
*	Xeta Corp.	4,300	18,103
Total Telecommunication Services			22,275,465

Utilities — (1.0%)
	AGL Resources, Inc.	3,600	124,848
	ALLETE, Inc.	5,500	198,220
	Alliant Energy Corp.	700	24,318
	American States Water Co.	2,800	91,140
#	Aqua America, Inc.	5,300	100,912
*	Aquila, Inc.	23,100	75,306
	Artesian Resources Corp. Class A	498	9,402
	Atmos Energy Corp.	3,600	93,600
	Avista Corp.	5,900	107,616
	Black Hills Corp.	6,700	239,592
* #	Cadiz, Inc.	1,424	21,246
	California Water Service Group	3,700	139,194
	CenterPoint Energy, Inc.	1,100	16,148
	Central Vermont Public Service Corp.	2,094	50,151

65

	CH Energy Group, Inc.	2,300	$82,294
	Chesapeake Utilities Corp.	700	20,062
	Cleco Corp.	6,100	139,751
#	CMS Energy Corp.	8,500	122,315
	Connecticut Water Services, Inc.	2,499	60,101
	Delta Natural Gas Co., Inc.	238	6,074
	DPL, Inc.	4,700	119,897
* #	Dynegy, Inc.	8,800	65,120
*	El Paso Electric Co.	4,700	96,162
	Empire District Electric Co.	4,900	100,499
	Energen Corp.	2,500	150,000
	Energy East Corp.	5,800	154,570
	Energy West, Inc.	300	2,820
#	EnergySouth, Inc.	1,539	78,120
* #	Environmental Power Corp.	2,500	12,325
	Florida Public Utilities Co.	600	7,170
	Great Plains Energy, Inc.	3,800	96,634
#	Hawaiian Electric Industries, Inc.	7,998	179,635
	IDACORP, Inc.	4,100	122,180
	Integrys Energy Group, Inc.	3,707	170,411
	ITC Holdings Corp.	8,800	469,040
	Laclede Group, Inc.	3,300	112,695
*	Maine & Maritimes Corp.	1,200	38,640
#	MGE Energy, Inc.	2,649	83,602
	Middlesex Water Co.	9,421	177,586
* #	Mirant Corp.	10,500	388,500
	National Fuel Gas Co.	2,800	131,740
	New Jersey Resources Corp.	5,942	273,391
	Nicor, Inc.	2,700	92,070
	Northeast Utilities, Inc.	5,500	139,535
	Northwest Natural Gas Co.	4,700	197,588
	NorthWestern Corp.	3,400	87,686
*	NRG Energy, Inc.	20,700	854,289
	NSTAR	4,500	139,050
	OGE Energy Corp.	4,000	129,880

66

	Oneok, Inc.	900	$41,913
#	Ormat Technologies, Inc.	8,700	379,842
	Otter Tail Corp.	2,700	87,615
#	Piedmont Natural Gas Co.	5,700	140,220
	Pinnacle West Capital Corp.	1,100	39,105
	PNM Resources, Inc.	3,300	39,072
	Portland General Electric Co.	7,700	179,641
	Public Service Enterprise Group, Inc.	15,000	661,500
	Puget Energy, Inc.	4,800	128,160
	Questar Corp.	9,200	508,300
*	Reliant Energy, Inc.	33,700	768,360
	RGC Resources, Inc.	200	5,550
	Sierra Pacific Resources	8,800	113,608
#	SJW Corp.	8,600	259,892
	South Jersey Industries, Inc.	5,200	177,684
	Southern Union Co.	4,900	126,028
	Southwest Gas Corp.	7,600	194,484
#	Southwest Water Co.	5,681	62,321
	TECO Energy, Inc.	8,500	127,330
	UGI Corp.	4,500	115,245
	UIL Holdings Corp.	2,766	81,293
	Unisource Energy Corp.	2,900	68,585
	Unitil Corp.	3,000	80,400
	Vectren Corp.	4,893	126,093
	Westar Energy, Inc.	3,900	88,647
	WGL Holdings, Inc.	6,200	193,378
	York Water Co.	1,600	24,640
Total Utilities			11,212,031

TOTAL COMMON STOCKS			939,620,459

RIGHTS/WARRANTS — (0.0%)
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	1,760	—
*	Security Bank Corp. Rights 03/10/08	4,700	264
TOTAL RIGHTS/WARRANTS			264

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	6,494,173	6,494,173

		Face Amount
		(000)

SECURITIES LENDING COLLATERAL — (18.1%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $251,011,108 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/17 to 03/01/38, valued at $188,892,559 ) to be repurchased at $183,438,973	$183,391	183,390,833
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $13,253,125 FNMA 5.500%, 02/01/34, valued at $8,179,837 ) to be repurchased at $7,910,012	7,908	7,907,936

67

@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $23,005,000 FNMA 6.126%(r), 10/01/36, valued at $18,934,325 ) to be repurchased at $18,387,559	$18,383	$18,382,703

TOTAL SECURITIES LENDING COLLATERAL		$209,681,472

TOTAL INVESTMENTS - (100.0%) (Cost $1,256,182,233)##		$1,155,796,368

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$946,113,705
Level 2 – Other Significant Observable Inputs	209,682,663
Level 3 – Significant Unobservable Inputs	—
Total	$1,155,796,368

68

T.A. U.S. CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †
COMMON STOCKS — (93.6%)
Consumer Discretionary — (11.8%)
*	1-800-FLOWERS.COM, Inc.	1,700	$13,668
*	A.C. Moore Arts & Crafts, Inc.	500	4,285
	Aaron Rents, Inc.	6,200	121,644
	Abercrombie & Fitch Co.	200	15,506
	Acme United Corp.	100	1,351
	Advance Auto Parts, Inc.	2,000	67,080
* #	Aeropostale, Inc.	2,700	72,522
*	Aftermarket Technology Corp.	3,225	60,469
*	AH Belo Corp. Series A	1,540	18,742
	Aldila, Inc.	300	4,875
*	Alloy, Inc.	1,675	12,881
*	Amazon.com, Inc.	3,300	212,751
	Ambassadors Group, Inc.	200	3,588
* #	AMDL, Inc.	600	1,830
	American Axle & Manufacturing Holdings, Inc.	1,700	33,456
	American Eagle Outfitters, Inc.	3,800	81,206
*	America’s Car-Mart, Inc.	1,600	17,440
	Ameristar Casinos, Inc.	7,000	135,730
*	AnnTaylor Stores Corp.	5,500	132,110
*	Apollo Group, Inc. Class A	3,100	190,278
	Arbitron, Inc.	1,200	50,304
	Arctic Cat, Inc.	110	832
	ArvinMeritor, Inc.	1,100	12,419
*	Audible, Inc.	2,500	28,625
*	AutoNation, Inc.	9,200	134,044
*	Autozone, Inc.	1,100	126,588
*	Ballantyne of Omaha, Inc.	800	3,944
*	Bally Technologies, Inc.	1,600	60,656
	Barnes & Noble, Inc.	6,600	185,592
	Beasley Broadcast Group, Inc.	300	1,665
	Bebe Stores, Inc.	8,200	100,122
*	Bed Bath and Beyond, Inc.	9,100	257,894
	Belo Corp. Class A	7,700	90,629
	Best Buy Co., Inc.	600	25,806
	Big 5 Sporting Goods Corp.	400	3,700
* #	Big Dog Holdings, Inc.	706	7,498
*	Big Lots, Inc.	1,300	21,905
*	BJ’s Restaurants, Inc.	3,800	51,528
	Black & Decker Corp.	700	48,139
#	Blockbuster, Inc. Class A	17,600	53,504
*	Blockbuster, Inc. Class B	8,200	22,714
* #	Blue Nile, Inc.	800	35,328
*	Bluegreen Corp.	4,400	37,224

1

	Blyth, Inc.	5,300	$105,099
	Bob Evans Farms, Inc.	3,100	89,745
	Books-A-Million, Inc.	319	2,645
	Borders Group, Inc.	300	2,778
	BorgWarner, Inc.	5,900	254,349
#	Boyd Gaming Corp.	4,650	98,068
*	Bright Horizons Family Solutions, Inc.	200	8,996
	Brinker International, Inc.	3,400	62,696
	Brown Shoe Company, Inc.	5,300	77,804
	Buckle, Inc.	3,800	172,520
*	Buffalo Wild Wings, Inc.	100	2,317
*	Build-A-Bear-Workshop, Inc.	200	2,324
#	Bunge, Ltd.	1,900	210,596
	Burger King Holdings, Inc.	8,300	212,978
* #	Cabela’s, Inc.	1,100	14,905
*	Cache, Inc.	2,500	24,900
*	California Pizza Kitchen, Inc.	300	4,182
	Callaway Golf Co.	8,500	129,540
* #	Career Education Corp.	5,200	77,220
* #	CarMax, Inc.	11,900	218,484
*	Carriage Services, Inc.	3,107	24,545
*	Carter’s, Inc.	500	7,715
	Cato Corp. Class A	2,800	43,848
*	Cavco Industries, Inc.	1,200	39,528
	CBRL Group, Inc.	700	25,494
	CBS Corp. Class A	300	6,840
	CBS Corp. Class B	23,800	543,116
*	CEC Entertainment, Inc.	2,600	69,758
*	Champion Enterprises, Inc.	7,100	63,048
* #	Charter Communications, Inc.	2,800	2,694
*	Cheesecake Factory, Inc.	1,700	35,547
*	Chipotle Mexican Grill, Inc.	300	29,790
*	Chipotle Mexican Grill, Inc. Class B	400	34,368
	Choice Hotels International, Inc.	2,700	87,615
	Christopher & Banks Corp.	3,900	42,120
	Churchill Downs, Inc.	2,000	91,060
*	Coach, Inc.	2,800	84,896
*	Coinstar, Inc.	1,359	39,628
	Collectors Universe, Inc.	1,200	11,172
#	Columbia Sportswear Co.	600	24,798
*	Comcast Corp. Class A	3,600	70,344
*	Comcast Corp. Special Class A Non-Voting	16,200	313,470
* #	Conn’s, Inc.	3,181	40,558
	Cooper Tire & Rubber Co.	1,300	23,491
*	Corinthian Colleges, Inc.	10,200	81,090
	Courier Corp.	200	5,442
*	Cox Radio, Inc.	4,600	50,554
* #	Crown Media Holdings, Inc.	2,359	13,069
	CSS Industries, Inc.	200	6,982
*	Culp, Inc.	800	5,840
*	Cybex International, Inc.	400	1,620
	Darden Restaurants, Inc.	900	27,747
* #	Deckers Outdoor Corp.	300	33,192
	DeVry, Inc.	1,600	70,304
*	DG Fastchannel, Inc.	1,000	20,190

2

*	Dick’s Sporting Goods, Inc.	2,900	$79,982
	Dillards, Inc. Class A	9,700	143,463
*	Discovery Holding Co. Class A	900	20,313
*	DISH Network Corp. Class A	1,400	41,510
	Disney (Walt) Co.	68,692	2,226,308
*	Dixie Group, Inc.	338	2,978
*	Dollar Tree Stores, Inc.	1,200	32,196
	Domino’s Pizza, Inc.	2,000	26,500
	Dover Downs Gaming & Entertainment, Inc.	1,600	14,592
*	DreamWorks Animation SKG, Inc.	7,700	195,426
*	Drew Industries, Inc.	1,200	32,352
*	drugstore.com, Inc.	8,301	23,243
	E.W. Scripps Co.	7,600	317,452
	Eastman Kodak Co.	14,100	239,418
*	Einstein Noah Restaurant Group, Inc.	1,000	15,410
*	Entravision Communications Corp.	2,900	16,820
#	Ethan Allen Interiors, Inc.	3,940	107,326
	Family Dollar Stores, Inc.	800	15,320
*	Famous Dave’s of America, Inc.	200	2,030
*	Finlay Enterprises, Inc.	200	186
*	Fisher Communications, Inc.	200	6,264
* #	Fleetwood Enterprises, Inc.	3,800	16,188
*	Ford Motor Co.	95,930	626,423
	Fortune Brands, Inc.	5,300	344,394
*	Fossil, Inc.	700	22,526
*	Franklin Covey Co.	1,000	7,720
*	Franklin Electronic Publishers, Inc.	1,100	2,409
	Fred’s, Inc.	4,300	37,754
	FTD Group, Inc.	4,200	57,918
*	Fuel Systems Solutions, Inc.	900	9,306
#	Furniture Brands International, Inc.	6,400	83,200
*	GameStop Corp. Class A	3,100	131,316
*	GameTech International, Inc.	1,600	9,312
* #	Gander Mountain Co.	400	2,260
	Gap, Inc.	10,300	207,751
*	Gaylord Entertainment Co.	2,300	69,207
*	Gemstar-TV Guide International, Inc.	4,500	21,330
	General Motors Corp.	4,000	93,120
	Gentex Corp.	9,825	158,379
	Genuine Parts Co.	9,000	371,250
*	G-III Apparel Group, Ltd.	1,400	18,326
*	Goodyear Tire & Rubber Co.	6,000	162,600
	Gray Television, Inc.	1,000	5,800
*	Great Wolf Resorts, Inc.	1,653	11,356
	Group 1 Automotive, Inc.	1,100	26,950
*	GSI Commerce, Inc.	2,600	37,622
#	Guess?, Inc.	1,700	69,921
*	Gymboree Corp.	1,600	63,344
	H&R Block, Inc.	6,100	113,765
*	Hanesbrands, Inc.	2,900	84,390
	Harley-Davidson, Inc.	2,700	100,332
	Hasbro, Inc.	8,440	217,499
	Haverty Furniture Co., Inc.	2,900	28,478
*	Hawk Corp.	400	7,480
*	Hayes Lemmerz International, Inc.	8,000	25,440

3

*	Hibbett Sporting Goods, Inc.	1,400	$22,120
*	Hollywood Media Corp.	400	1,064
	Home Depot, Inc.	26,000	690,300
	Hooker Furniture Corp.	1,100	22,539
*	Hot Topic, Inc.	1,800	8,262
*	IAC/InterActiveCorp.	18,200	362,180
*	Iconix Brand Group, Inc.	8,630	179,331
	Idearc, Inc.	400	1,928
#	IHOP Corp.	900	41,202
	Interactive Data Corp.	1,900	55,594
	Interface, Inc. Class A	3,100	51,956
	International Game Technology	1,600	72,240
	International Speedway Corp. Class A	1,200	47,808
*	Interpublic Group of Companies, Inc.	29,700	256,014
*	Interstate Hotels & Resorts, Inc.	4,400	21,868
* #	INVESTools, Inc.	200	2,314
*	iRobot Corp.	1,100	20,152
*	Isle of Capri Casinos, Inc.	1,200	10,860
* #	ITT Educational Services, Inc.	1,600	88,352
	J. Alexander’s Corp.	296	2,291
* #	J. Crew Group, Inc.	500	20,025
*	Jack in the Box, Inc.	3,500	91,945
	Jackson Hewitt Tax Service, Inc.	3,300	69,069
*	Jarden Corp.	2,500	60,225
*	Jo-Ann Stores, Inc.	300	4,950
	Johnson Controls, Inc.	21,300	699,918
	Johnson Outdoors, Inc.	300	5,550
	Jones Apparel Group, Inc.	11,400	160,854
* #	Jos. A. Bank Clothiers, Inc.	2,100	47,838
	Journal Communications, Inc. Class A	6,300	43,407
	Kenneth Cole Productions, Inc. Class A	1,300	19,331
	Kimball International, Inc. Class B	200	2,090
*	Knology, Inc.	400	4,888
*	Kohl’s Corp.	300	13,332
*	Kona Grill, Inc.	200	1,946
*	Lakeland Industries, Inc.	200	2,102
	Lamar Advertising Co.	900	34,299
* #	Las Vegas Sands Corp.	2,400	199,920
*	Lazare Kaplan International, Inc.	300	3,000
*	Leapfrog Enterprises, Inc.	5,000	28,500
*	Lear Corp.	8,300	228,914
#	Lee Enterprises, Inc.	5,300	54,643
	Leggett & Platt, Inc.	20,200	337,340
	Libbey, Inc.	1,900	29,545
*	Liberty Global, Inc. Class A	1,100	41,360
*	Liberty Global, Inc. Series C	900	31,563
*	Liberty Media Holding Corp. Capital Class A	4,700	545,717
*	Liberty Media Holding Corp. Interactive Class A	41,543	596,557
* #	LIFE TIME FITNESS, Inc.	2,200	63,932
	Lifetime Brands, Inc.	300	3,099
#	Limited Brands, Inc.	22,300	340,075
*	Lincoln Educational Services	2,703	32,436
*	Live Nation, Inc.	2,000	23,740
	Liz Claiborne, Inc.	3,900	69,342
* #	LKQ Corp.	400	8,496

4

*	Lodgian, Inc.	1,100	$9,845
	Lowe’s Companies, Inc.	7,900	189,363
*	Luby’s, Inc.	4,000	36,600
	Macy’s, Inc.	38,600	952,648
*	Maidenform Brands, Inc.	700	8,659
	Marine Products Corp.	2,200	16,104
	Marriott International, Inc. Class A	4,900	167,090
* #	Marvel Entertainment, Inc.	1,800	45,270
	Mattel, Inc.	20,300	392,196
	Matthews International Corp. Class A	900	40,374
	McDonald’s Corp.	13,000	703,430
	McGraw-Hill Companies, Inc.	200	8,186
	MDC Holdings, Inc.	2,600	108,888
	Meredith Corp.	3,800	164,730
*	Midas, Inc.	400	6,052
	Modine Manufacturing Co.	4,800	59,904
* #	Mohawk Industries, Inc.	6,100	435,601
	Monaco Coach Corp.	475	4,645
*	Monarch Casino & Resort, Inc.	1,100	18,282
	Monro Muffler Brake, Inc.	500	8,375
* #	Morgans Hotel Group	1,500	23,010
* #	Morningstar, Inc.	1,500	97,785
*	Morton’s Restaurant Group, Inc.	1,200	9,300
*	Mothers Work, Inc.	800	16,048
	Movado Group, Inc.	2,400	46,224
*	Multimedia Games, Inc.	3,700	25,900
*	Nathan’s Famous, Inc.	100	1,590
* #	Navarre Corp.	226	373
* #	Netflix, Inc.	2,000	63,160
	Newell Rubbermaid, Inc.	17,600	399,520
	News Corp. Class A	17,300	318,493
	News Corp. Class B	7,900	150,969
	NIKE, Inc. Class B	4,800	288,960
	Noble International, Ltd.	3,400	37,094
	Nordstrom, Inc.	300	11,109
	Omnicom Group, Inc.	3,165	141,381
	O’Charleys, Inc.	800	9,032
*	O’Reilly Automotive, Inc.	15,200	409,792
*	Outdoor Channel Holdings, Inc.	2,271	16,692
* #	Overstock.com, Inc.	500	5,125
*	Pacific Sunwear of California, Inc.	7,700	85,932
*	Palm Harbor Homes, Inc.	2,840	14,314
* #	Panera Bread Co.	2,700	100,899
*	Papa John’s International, Inc.	2,800	73,220
* #	PC Mall, Inc.	1,800	14,418
	Pennichuck Corp.	100	2,300
	Penske Automotive Group, Inc.	11,500	207,460
*	PetMed Express, Inc.	2,200	25,190
	PETsMART, Inc.	7,500	161,475
	Phillips-Van Heusen Corp.	2,200	80,322
	Pier 1 Imports, Inc.	400	2,096
*	Pinnacle Entertainment, Inc.	5,800	90,828
*	Playboy Enterprises, Inc. Class B	4,000	32,240
#	Polaris Industries, Inc.	800	30,544
	Polo Ralph Lauren Corp.	200	12,438

5

*	Premier Exhibitions, Inc.	200	$956
	Pre-Paid Legal Services, Inc.	600	28,590
*	Priceline.com, Inc.	900	102,618
#	PRIMEDIA, Inc.	200	1,544
*	Princeton Review, Inc.	1,100	9,130
*	Progressive Gaming International Corp.	700	1,799
*	Proliance International, Inc.	900	2,502
*	Quiksilver, Inc.	7,000	63,000
*	R.H. Donnelley Corp.	400	2,836
*	Rainmaker Systems, Inc.	2,510	7,204
	RCN Corp.	1,100	12,210
*	Red Lion Hotels Corp.	2,900	23,229
*	Red Robin Gourmet Burgers, Inc.	2,000	66,660
	Regis Corp.	2,500	62,625
*	Rentrak Corp.	500	5,550
	Ross Stores, Inc.	10,100	281,285
*	Rubio’s Restaurants, Inc.	500	3,290
	Ryland Group, Inc.	5,100	144,279
*	Saga Communications, Inc. Class A	700	4,074
	Sauer-Danfoss, Inc.	1,800	38,268
*	Scientific Games Corp.	4,900	101,283
	Sealy Corp.	3,600	32,796
	Service Corp. International	8,900	96,120
	Sherwin-Williams Co.	2,200	113,916
	Shiloh Industries, Inc.	900	8,388
*	Shuffle Master, Inc.	1,200	9,888
	Sinclair Broadcast Group, Inc. Class A	300	2,769
* #	Sirius Satellite Radio, Inc.	3,200	9,088
	Skyline Corp.	1,200	33,840
* #	Smith & Wesson Holding Corp.	2,000	10,240
	Snap-On, Inc.	3,900	194,688
	Sonic Automotive, Inc.	300	5,334
*	Sonic Corp.	2,700	57,591
	Sotheby’s Class A	2,200	74,184
	Speedway Motorsports, Inc.	4,200	122,640
	Sport Supply Group, Inc.	2,000	22,720
	Stage Stores, Inc.	4,900	62,034
*	Stamps.com, Inc.	1,700	15,045
	Staples, Inc.	15,500	344,875
*	Starbucks Corp.	3,600	64,692
	Starwood Hotels & Resorts Worldwide, Inc.	300	14,199
*	Steinway Musical Instruments, Inc.	55	1,359
*	Stoneridge, Inc.	400	4,312
	Strayer Education, Inc.	100	15,570
	Sturm Ruger & Co., Inc.	200	1,580
	Superior Uniform Group, Inc.	200	1,980
#	Systemax, Inc.	2,400	25,992
	Tandy Brand Accessories, Inc.	300	1,824
	Target Corp.	13,800	726,018
#	Tempur-Pedic International, Inc.	2,300	40,066
*	Tenneco Automotive, Inc.	1,500	37,875
*	Texas Roadhouse, Inc.	10,000	93,000
*	The DIRECTV Group, Inc.	4,700	117,735
*	The Dress Barn, Inc.	300	3,954
	The Marcus Corp.	2,900	46,226

6

	The Men’s Wearhouse, Inc.	700	$16,128
#	The New York Times Co. Class A	13,900	258,957
	The Stanley Works	4,400	213,576
* #	The Steak n Shake Co.	1,900	15,846
	The TJX Companies, Inc.	5,100	163,200
#	Thor Industries, Inc.	4,400	134,112
	Tiffany & Co.	7,620	286,817
*	Timberland Co. Class A	5,000	75,100
	Time Warner, Inc.	125,300	1,955,933
* #	TiVo, Inc.	1,900	16,492
*	Toll Brothers, Inc.	23,400	496,314
*	Tractor Supply Co.	2,600	97,344
	Triarc Companies, Inc. Class B	300	2,526
* #	True Religion Apparel, Inc.	600	12,258
*	TRW Automotive Holdings Corp.	1,700	37,536
	Tupperware Corp.	3,200	116,736
*	Tween Brands, Inc.	2,400	71,040
* #	Under Armour, Inc. Class A	1,200	44,184
*	Unifi, Inc.	11,289	32,061
	Unifirst Corp.	1,300	50,219
*	Universal Electronics, Inc.	1,200	27,240
* #	Universal Technical Institute, Inc.	3,000	37,500
*	Urban Outfitters, Inc.	500	14,390
	V.F. Corp.	5,000	380,200
*	Vail Resorts, Inc.	3,600	162,900
*	Valassis Communications, Inc.	6,400	71,808
* #	VCG Holding Corp.	300	3,165
*	Viacom, Inc. Class A	300	11,940
*	Viacom, Inc. Class B	4,100	162,975
	Virco Manufacturing Corp.	600	3,564
*	Warnaco Group, Inc.	2,600	97,656
	Weight Watchers International, Inc.	2,800	131,600
	Wendy’s International, Inc.	7,300	177,244
#	Whirlpool Corp.	5,000	421,850
	Wiley (John) & Sons, Inc. Class A	2,100	76,608
	Wiley (John) & Sons, Inc. Class B	200	7,398
#	Williams-Sonoma, Inc.	11,200	261,632
	Winnebago Industries, Inc.	3,700	74,259
*	WMS Industries, Inc.	1,900	72,143
	Wolverine World Wide, Inc.	4,800	127,200
	World Wrestling Entertainment, Inc.	1,600	28,320
* #	WorldSpace, Inc. Class A	600	672
	Wyndham Worldwide Corp.	6,700	148,539
	Wynn Resorts, Ltd.	2,200	221,540
#	Xerium Technologies, Inc.	6,400	32,064
	Yum! Brands, Inc.	1,500	51,675
* #	Zale Corp.	1,800	34,776
* #	Zumiez, Inc.	200	3,516
Total Consumer Discretionary			35,785,867

Consumer Staples — (4.9%)
	Alberto-Culver Co.	6,700	179,560
	Alico, Inc.	200	8,170
	Altria Group, Inc.	14,600	1,067,844
	Andersons, Inc.	2,300	106,398

7

	Anheuser-Busch Companies, Inc.	3,200	$150,688
	Archer-Daniels-Midland Co.	14,500	653,950
	Avon Products, Inc.	3,400	129,404
*	BJ’s Wholesale Club, Inc.	8,200	258,792
*	Boston Beer Co., Inc. Class A	900	32,094
	Brown-Forman Corp. Class A	200	13,480
	Brown-Forman Corp. Class B	400	25,508
#	Cal-Maine Foods, Inc.	700	24,150
	Campbell Soup Co.	2,500	80,725
* #	Caribou Coffee Co.	400	1,040
	Casey’s General Stores, Inc.	2,700	67,635
	CCA Industries, Inc.	300	2,790
*	Central European Distribution Corp.	2,300	133,814
* #	Chattem, Inc.	1,200	93,480
#	Chiquita Brands International, Inc.	900	18,423
	Church & Dwight Co., Inc.	400	21,384
	Clorox Co.	1,200	69,828
	Coca-Cola Bottling Co. Consolidated	200	10,938
	Coca-Cola Co.	11,900	695,674
	Coca-Cola Enterprises, Inc.	16,400	400,652
	Colgate-Palmolive Co.	2,600	197,834
	ConAgra, Inc.	900	19,890
*	Constellation Brands, Inc. Class A	18,700	359,227
*	Constellation Brands, Inc. Class B	100	1,920
	Corn Products International, Inc.	10,500	385,455
	Costco Wholesale Corp.	4,900	303,408
*	Cuisine Solutions, Inc.	600	2,280
	CVS Caremark Corp.	8,900	359,382
*	Darling International, Inc.	4,900	68,110
	Dean Foods Co.	4,300	92,536
	Del Monte Foods Co.	13,900	124,822
	Diamond Foods, Inc.	801	13,136
*	Elizabeth Arden, Inc.	3,300	60,126
*	Energizer Holdings, Inc.	1,000	92,830
#	Estee Lauder Companies, Inc.	1,800	76,644
	Farmer Brothers Co.	2,322	51,850
	Flowers Foods, Inc.	1,200	27,192
	General Mills, Inc.	3,800	212,762
	Great Atlantic & Pacific Tea, Inc.	2,400	64,992
*	Green Mountain Coffee, Inc.	1,400	42,714
*	Hain Celestial Group, Inc.	2,300	62,100
*	Hansen Natural Corp.	1,400	58,100
	Heinz (H.J.) Co.	1,600	70,576
	Hormel Foods Corp.	400	16,344
	Imperial Sugar Co.	1,600	30,720
	Ingles Market, Inc. Class A	1,600	38,416
	Inter Parfums, Inc.	800	12,992
	J & J Snack Foods Corp.	600	14,790
	J.M. Smucker Co.	2,900	148,451
	Kellogg Co.	2,900	147,088
	Kimberly-Clark Corp.	2,000	130,360
	Kraft Foods, Inc.	35,600	1,109,652
	Lancaster Colony Corp.	2,800	103,964
	Lance, Inc.	1,200	20,100
*	Lifeway Foods, Inc.	300	3,132

8

	Loews Corp. - Carolina Group	700	$52,703
	Longs Drug Stores Corp.	4,700	225,741
	Mannatech, Inc.	1,100	8,558
*	Maui Land & Pineapple Co., Inc.	1,100	28,776
	McCormick & Co., Inc.	1,000	34,450
	Molson Coors Brewing Co.	11,000	593,560
*	Monterey Pasta Co.	400	1,100
	Nash Finch Co.	200	7,014
	National Beverage Corp.	1,815	13,286
*	NBTY, Inc.	300	8,568
	Nu Skin Enterprises, Inc. Class A	3,500	57,960
	Oil-Dri Corp. of America	300	5,805
*	Omega Protein Corp.	2,397	25,408
*	Pantry, Inc.	2,700	64,962
*	Parlux Fragrances, Inc.	800	2,704
*	Peet’s Coffee & Tea, Inc.	1,200	28,092
	PepsiAmericas, Inc.	6,700	169,510
	PepsiCo, Inc.	8,300	577,348
*	Performance Food Group Co.	3,200	104,000
	Pilgrim’s Pride Corp.	9,100	213,486
*	Prestige Brands Holdings, Inc.	1,100	8,481
	PriceSmart, Inc.	2,800	67,928
	Procter & Gamble Co.	7,000	463,260
	Ralcorp Holdings, Inc.	3,300	182,985
*	Redhook Ale Brewery, Inc.	800	4,152
	Reliv International, Inc.	783	5,246
	Reynolds American, Inc.	2,100	133,812
	Ruddick Corp.	4,453	143,609
	Safeway, Inc.	4,200	120,708
#	Sanderson Farms, Inc.	2,925	101,965
*	Sanfilippo (John B.) & Son, Inc.	800	7,464
	Sara Lee Corp.	16,100	203,343
*	Smithfield Foods, Inc.	13,800	380,190
	Spartan Stores, Inc.	716	15,093
* #	Spectrum Brands, Inc.	5,200	19,552
	SUPERVALU, Inc.	2,600	68,250
	Sysco Corp.	2,400	67,344
	Tasty Baking Co.	486	3,329
#	The Hershey Co.	1,400	51,912
	The Kroger Co.	11,600	281,300
#	Tootsie Roll Industries, Inc.	5,100	123,573
*	TreeHouse Foods, Inc.	2,000	44,340
	Tyson Foods, Inc. Class A	3,100	44,671
* #	United Natural Foods, Inc.	1,700	28,764
	Universal Corp.	900	51,219
* #	USANA Health Services, Inc.	700	21,826
	UST, Inc.	1,800	97,722
	Vector Group, Ltd.	2,600	47,788
	Walgreen Co.	17,500	638,925
	Wal-Mart Stores, Inc.	4,700	233,073
	WD-40 Co.	1,700	52,836
	Weis Markets, Inc.	600	19,446
#	Whole Foods Market, Inc.	900	31,635
*	Winn-Dixie Stores, Inc.	2,200	35,970
	Wrigley (Wm.) Jr. Co.	300	17,958
Total Consumer Staples			14,813,016

9

Energy — (11.1%)
*	Abraxas Petroleum Corp.	2,400	$9,000
* #	Allis-Chalmers Energy, Inc.	2,000	25,240
	Alon USA Energy, Inc.	1,800	28,242
*	Alpha Natural Resources, Inc.	1,400	56,756
*	American Oil & Gas, Inc.	3,000	14,400
	Anadarko Petroleum Corp.	16,710	1,065,095
	Apache Corp.	12,400	1,422,404
	Arch Coal, Inc.	1,100	56,199
*	Arena Resources, Inc.	700	28,336
	Atlas America, Inc.	1,800	108,846
*	ATP Oil & Gas Corp.	1,500	52,875
*	Atwood Oceanics, Inc.	600	55,854
	Baker Hughes, Inc.	2,155	145,010
*	Basic Energy Services, Inc.	5,000	105,800
	Berry Petroleum Corp. Class A	1,600	65,776
*	Bill Barret Corp.	4,100	189,994
	BJ Services Co.	9,600	249,024
*	Bois d’Arc Energy, Inc.	5,700	122,379
* #	Bolt Technology Corp.	450	7,825
* #	BPZ Resources, Inc.	800	12,616
*	Brigham Exploration Co.	6,300	49,203
*	Bristow Group, Inc.	400	21,104
*	Bronco Drilling Co., Inc.	3,800	60,078
	Cabot Oil & Gas Corp.	3,800	189,050
*	Callon Petroleum Co.	2,700	49,788
*	Cameron International Corp.	1,400	59,472
	CARBO Ceramics, Inc.	1,600	59,104
*	Carrizo Oil & Gas, Inc.	900	51,975
* #	Cheniere Energy, Inc.	1,800	52,794
	Chesapeake Energy Corp.	18,600	841,092
	Chevron Corp.	61,500	5,329,590
	Cimarex Energy Co.	4,000	210,800
*	Clayton Williams Energy, Inc.	600	22,710
*	CNX Gas Corp.	300	10,986
*	Complete Production Services, Inc.	1,500	29,130
*	Comstock Resources, Inc.	5,900	214,170
	ConocoPhillips	69,800	5,773,158
	CONSOL Energy, Inc.	800	60,784
*	Contango Oil & Gas Co.	100	6,430
*	Credo Petroleum Corp.	100	1,055
	Crosstex Energy, Inc.	300	10,725
*	Dawson Geophysical Co.	400	26,348
	Delek US Holdings, Inc.	4,900	77,322
* #	Delta Petroleum Corp.	8,500	203,660
*	Denbury Resources, Inc.	5,600	178,584
	Devon Energy Corp.	14,800	1,520,256
#	Diamond Offshore Drilling, Inc.	1,200	144,996
*	Dresser-Rand Group, Inc.	2,200	74,954
*	Dril-Quip, Inc.	2,100	98,238
* #	Dune Energy, Inc.	1,000	1,770
	El Paso Corp.	1,600	26,080
*	Encore Acquisition Co.	3,100	114,080

10

*	Energy Partners, Ltd.	1,200	$12,912
	ENSCO International, Inc.	2,800	167,552
	EOG Resources, Inc.	700	83,293
*	Evolution Petroleum Corp.	371	1,707
*	EXCO Resources, Inc.	10,200	176,970
	Exxon Mobil Corp.	19,400	1,687,994
* #	FMC Technologies, Inc.	2,400	135,984
*	Forest Oil Corp.	7,300	360,109
	Foundation Coal Holdings, Inc.	1,000	57,770
	Frontier Oil Corp.	2,400	85,704
*	FX Energy, Inc.	2,400	11,256
* #	Goodrich Petroleum Corp.	400	9,652
*	Grant Prideco, Inc.	3,600	181,692
*	Grey Wolf, Inc.	3,800	23,560
	Gulf Island Fabrication, Inc.	1,200	35,004
*	Gulfmark Offshore, Inc.	1,000	50,660
*	Gulfport Energy Corp.	2,900	41,876
	Halliburton Co.	6,000	229,800
*	Harvest Natural Resources, Inc.	1,500	18,390
*	Helix Energy Solutions Group, Inc.	4,100	144,402
	Helmerich & Payne, Inc.	300	13,449
	Hess Corp.	4,200	391,356
*	HKN, Inc.	606	5,266
	Holly Corp.	1,000	53,390
*	Hornbeck Offshore Services, Inc.	200	8,986
* #	James River Coal Co.	500	8,465
	Lufkin Industries, Inc.	700	40,012
	Marathon Oil Corp.	23,000	1,222,680
*	Mariner Energy, Inc.	5,700	158,061
	Massey Energy Co.	600	22,956
*	Matrix Service Co.	1,100	22,374
* #	McMoran Exploration Co.	1,200	20,160
*	Meridian Resource Corp.	1,700	2,635
*	Mitcham Industries, Inc.	700	12,355
	Murphy Oil Corp.	3,700	297,406
*	NATCO Group, Inc. Class A	1,900	90,535
*	National-Oilwell, Inc.	2,130	132,699
*	Natural Gas Services Group	2,000	44,800
*	Newfield Exploration Co.	8,600	476,268
*	Newpark Resources, Inc.	4,100	18,163
	Noble Corp.	1,200	58,980
	Noble Energy, Inc.	1,900	147,060
	Occidental Petroleum Corp.	2,200	170,214
*	Oceaneering International, Inc.	1,000	60,000
*	Oil States International, Inc.	4,600	193,936
*	Parallel Petroleum Corp.	3,500	64,680
*	Parker Drilling Co.	1,800	11,934
	Patterson-UTI Energy, Inc.	10,144	240,717
	Peabody Energy Corp.	200	11,324
	Penn Virginia Corp.	1,500	63,840
*	Petrohawk Energy Corp.	7,900	142,832
*	Petroleum Development Corp.	200	13,952
*	PetroQuest Energy, Inc.	2,900	45,704
*	PHI, Inc.	1,600	48,416
*	Pioneer Drilling Co.	7,200	96,552

11

	Pioneer Natural Resources Co.	5,400	$241,866
*	Plains Exploration & Production Co.	500	27,000
*	Pride International, Inc.	7,600	269,344
*	Quest Resource Corp.	400	2,840
*	Quicksilver Resources, Inc.	3,000	103,200
	Range Resources Corp.	2,900	177,422
*	Rentech, Inc.	3,400	4,284
	Rowan Companies, Inc.	4,400	177,364
	RPC, Inc.	200	2,634
	Schlumberger, Ltd.	6,100	527,345
*	SEACOR Holdings, Inc.	2,000	191,980
	Smith International, Inc.	465	29,309
*	Southwestern Energy Co.	3,400	221,782
	Spectra Energy Corp.	5,100	117,861
	St. Mary Land & Exploration Co.	8,800	324,544
*	Stone Energy Corp.	3,200	162,432
* #	SulphCo, Inc.	1,800	7,578
	Sunoco, Inc.	4,000	244,320
*	Superior Energy Services, Inc.	4,400	179,036
*	Superior Well Services, Inc.	2,700	69,795
*	Swift Energy Corp.	2,000	95,460
*	T-3 Energy Services, Inc.	300	14,811
	Tesoro Petroleum Corp.	400	14,856
*	Teton Energy Corp.	500	2,425
*	TETRA Technologies, Inc.	200	3,436
	The Williams Companies, Inc.	2,000	72,040
	Tidewater, Inc.	6,900	387,435
*	Toreador Resources Corp.	2,000	18,760
* #	Transmeridian Exploration, Inc.	2,400	3,000
*	Trico Marine Services, Inc.	2,200	86,944
* #	Tri-Valley Corp.	300	1,905
* #	TXCO Resources, Inc.	3,000	41,760
*	Union Drilling, Inc.	1,200	24,024
*	Unit Corp.	2,100	115,815
* #	Uranium Resources, Inc.	1,800	17,064
*	VAALCO Energy, Inc.	3,200	14,272
	Valero Energy Corp.	20,800	1,201,616
* #	VeraSun Energy Corp.	9,000	81,360
	W&T Offshore, Inc.	1,300	46,124
*	Warren Resources, Inc.	2,300	30,774
*	Weatherford International, Ltd.	2,100	144,732
*	Westmoreland Coal Co.	100	1,598
*	W-H Energy Services, Inc.	1,060	66,642
*	Whiting Petroleum Corp.	4,500	275,490
	World Fuel Services Corp.	3,700	115,736
	XTO Energy, Inc.	6,375	393,401
Total Energy			33,673,017

Financials — (19.1%)
	1st Source Corp.	3,100	54,126
	21st Century Holding Co.	1,354	17,683
	Abington Bancorp, Inc.	3,392	34,022
	Advanta Corp. Class A	200	1,420
	Advanta Corp. Class B	300	2,316
*	Affiliated Managers Group, Inc.	1,700	163,795

12

	Affirmative Insurance Holdings, Inc.	800	$7,136
	AFLAC, Inc.	5,600	349,496
*	Allegheny Corp.	1,100	397,100
	Allstate Corp.	13,100	625,263
*	Alphatec Holdings, Inc.	1,073	6,202
*	AmComp, Inc.	2,498	30,600
	Amcore Financial, Inc.	2,600	50,492
	American Bancorp of New Jersey, Inc.	1,280	13,747
#	American Capital Strategies, Ltd.	17,100	620,559
	American Express Co.	8,500	359,550
	American Financial Group, Inc.	7,900	204,373
	American International Group, Inc.	20,930	980,780
	American National Insurance Co.	117	13,274
	American West Bancorporation	2,500	22,075
* #	AmeriCredit Corp.	800	11,504
	Ameriprise Financial, Inc.	2,500	126,600
	Ameris Bancorp	2,500	35,550
*	Amerisafe, Inc.	2,566	33,743
*	AmeriServe Financial, Inc.	500	1,450
	Anchor Bancorp Wisconsin, Inc.	2,700	51,111
	AON Corp.	3,300	137,313
	Asset Acceptance Capital Corp.	2,100	20,475
	Associated Banc-Corp.	11,700	291,564
	Assurant, Inc.	400	25,020
	ASTA Funding, Inc.	800	12,944
	Astoria Financial Corp.	6,600	172,722
	Atlantic Coast Federal Corp.	1,500	14,850
*	B of I Holding, Inc.	200	1,230
	Baldwin & Lyons, Inc. Class B	200	4,872
	BancFirst Corp.	250	10,532
	BancorpSouth, Inc.	8,500	191,080
	BancTrust Financial Group, Inc.	200	2,198
	Bank Mutual Corp.	1,100	11,825
	Bank of America Corp.	104,692	4,160,460
*	Bank of Florida Corp.	600	5,616
	Bank of Granite Corp.	2,200	26,268
	Bank of Hawaii Corp.	3,500	168,070
	Bank of New York Mellon Corp.	19,300	846,691
	Bank of the Ozarks, Inc.	1,091	25,802
	BankAtlantic Bancorp, Inc. Class A	400	1,824
	BankFinancial Corp.	3,300	46,926
	Banner Corp.	2,100	45,486
	BB&T Corp.	5,200	161,876
	Benjamin Franklin Bancorp, Inc.	200	2,814
	Berkshire Hills Bancorp, Inc.	1,300	29,445
	Beverly Hills Bancorp, Inc.	2,600	12,870
	Blackrock, Inc.	200	38,650
*	BNCCORP., Inc.	13	169
	BOK Financial Corp.	7,200	372,384
	Boston Private Financial Holdings, Inc.	5,000	68,850
	Brookline Bancorp, Inc.	7,700	73,997
	Brooklyn Federal Bancorp, Inc.	300	3,909
	Brown & Brown, Inc.	13,800	246,054
	Cadence Financial Corp.	1,705	26,138
	Camden National Corp.	100	3,173

13

#	Capital City Bank Group, Inc.	200	$5,382
	Capital Corp. of the West	1,500	20,625
	Capital One Financial Corp.	15,700	722,671
	Capital Southwest Corp.	209	23,003
	Capitol Bancorp, Ltd.	2,200	40,964
#	Capitol Federal Financial	7,200	249,840
	Cardinal Financial Corp.	3,300	26,235
	Cascade Financial Corp.	430	5,444
	Cash America International, Inc.	4,200	135,912
#	Cathay General Bancorp	7,136	156,421
*	Centennial Bank Holdings, Inc.	6,800	40,324
	Center Financial Corp.	3,100	30,163
*	Central Jersey Bancorp	100	748
	Chemical Financial Corp.	3,500	77,770
	Chubb Corp.	13,160	669,844
	Cincinnati Financial Corp.	13,800	512,946
	CIT Group, Inc.	600	13,332
	Citigroup, Inc.	11,600	275,036
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	200	2,522
	Citizens Republic Bancorp, Inc.	5,900	65,667
* #	Citizens, Inc.	4,900	27,685
	City Holding Co.	1,700	63,308
	City National Corp.	6,300	322,875
	CNA Financial Corp.	22,000	586,300
*	CNA Surety Corp.	5,800	81,838
	CoBiz Financial, Inc.	1,200	14,748
#	Cohen & Steers, Inc.	4,000	100,720
	Columbia Banking System, Inc.	2,319	53,546
	Comerica, Inc.	12,600	456,624
	Commerce Bancshares, Inc.	4,960	206,584
	Commerce Group, Inc.	600	21,744
	Community Bank System, Inc.	200	4,420
	Community Trust Bancorp, Inc.	2,001	54,127
	Compass Diversified Holdings	2,800	38,080
* #	CompuCredit Corp.	300	3,114
*	Conseco, Inc.	1,800	21,114
	Consolidated-Tokoma Land Co.	300	15,450
*	Consumer Portfolio Services, Inc.	400	1,256
*	Core-Mark Holding Co., Inc.	1,300	34,541
#	Corus Bankshares, Inc.	500	5,165
*	Cowen Group, Inc.	200	1,500
*	Crescent Financial Corp.	1,266	10,989
	Cullen Frost Bankers, Inc.	6,000	306,720
	CVB Financial Corp.	8,800	80,872
*	Dearborn Bancorp, Inc.	500	3,495
	Delphi Financial Group, Inc. Class A	6,000	180,960
	Dime Community Bancshares	1,800	27,396
	Discover Financial Services	500	7,545
*	Dollar Financial Corp.	2,400	53,928
	Donegal Group, Inc. Class A	2,900	47,328
	East West Bancorp, Inc.	1,100	20,691
	Eastern Insurance Holdings, Inc.	1,017	16,638
	Eaton Vance Corp.	1,800	57,330
*	Encore Capital Group, Inc.	3,700	27,306

14

	Enterprise Financial Services Corp.	300	$6,003
	Erie Indemnity Co.	5,000	246,750
*	Exlservice Holdings, Inc.	3,000	63,990
*	EZCORP, Inc. Class A	2,300	26,979
#	F.N.B. Corp.	8,700	119,277
	FBL Financial Group, Inc. Class A	3,800	111,758
	Federal Agriculture Mortgage Corp. Class C	100	2,404
	Federated Investors, Inc.	1,000	40,580
	Fidelity National Financial, Inc.	900	15,849
	Fidelity Southern Corp.	200	1,590
	Fifth Third Bancorp	1,500	34,350
	Financial Federal Corp.	3,200	68,960
	First American Corp.	2,010	70,008
	First Bancorp	1,500	26,565
#	First Busey Corp.	4,700	87,937
*	First Cash Financial Services, Inc.	600	5,610
	First Citizens BancShares, Inc.	200	28,438
	First Commonwealth Financial Corp.	4,800	50,784
	First Community Bancorp	2,400	68,400
	First Community Bancshares, Inc.	843	26,681
	First Financial Bancorp	3,900	45,201
	First Financial Bankshares, Inc.	2,600	98,462
	First Financial Corp.	1,400	36,750
	First Financial Holdings, Inc.	800	18,168
#	First Marblehead Corp.	3,300	39,699
	First Merchants Corp.	300	8,103
	First Midwest Bancorp, Inc.	5,100	132,855
	First Niagara Financial Group, Inc.	9,700	110,774
*	First Regional Bancorp	1,700	27,217
	First Security Group, Inc.	1,940	17,596
#	First South Bancorp, Inc.	100	1,968
	First State Bancorporation	200	2,376
	Firstbank Corp.	390	5,281
*	FirstCity Financial Corp.	1,700	14,977
	FirstMerit Corp.	10,600	198,962
	Flagstar Bancorp, Inc.	1,000	7,160
	Flushing Financial Corp.	2,700	44,010
	FNB United Corp.	828	9,605
	Forest City Enterprises, Inc. Class A	200	7,030
*	Forestar Real Estate Group, Inc.	1,066	25,989
	Franklin Resources, Inc.	2,500	235,925
#	Frontier Financial Corp.	3,800	56,924
	Fulton Financial Corp.	25,700	298,891
*	GAINSCO, Inc.	700	2,345
	Gallagher (Arthur J.) & Co.	1,900	44,840
	GAMCO Investors, Inc.	200	11,204
	Gateway Financial Holdings, Inc.	1,523	17,438
	GB&T Bancshares, Inc.	200	1,780
	Genworth Financial, Inc.	7,800	180,804
	German American Bancorp, Inc.	900	11,331
*	GFI Group, Inc.	996	76,244
	Glacier Bancorp, Inc.	6,935	119,213
	Great Southern Bancorp, Inc.	2,153	38,646
	Greene Bancshares, Inc.	1,900	34,618
#	Greenhill & Co., Inc.	500	32,505

15

	Grubb & Ellis Co.	300	$1,989
*	Guaranty Financial Group, Inc.	1,066	13,954
*	Hallmark Financial Services, Inc.	2,672	31,476
	Hancock Holding Co.	3,000	111,120
	Hanmi Financial Corp.	400	3,052
	Hanover Insurance Group, Inc.	4,802	209,799
	Harleysville Group, Inc.	600	20,148
	Harleysville National Corp.	3,300	43,857
	Hartford Financial Services Group, Inc.	14,800	1,034,520
	HCC Insurance Holdings, Inc.	14,400	346,464
	Heritage Commerce Corp.	600	9,888
	Heritage Financial Group	101	1,238
	Hilb Rogal Hamilton Co.	5,000	153,100
	Home Bancshares, Inc.	2,400	47,952
	Home Federal Bancorp, Inc.	340	3,859
	Horace Mann Educators Corp.	2,500	43,450
	Horizon Financial Corp.	1,918	24,550
* #	HouseValues, Inc.	600	1,566
	Hudson City Bancorp, Inc.	17,900	284,073
	Huntington Bancshares, Inc.	1,200	14,664
	IBERIABANK Corp.	1,443	64,170
	Independence Holding Co.	500	5,500
	Independent Bank Corp. (MA)	1,800	47,646
	Integra Bank Corp.	2,700	38,367
* #	IntercontinentalExchange, Inc.	800	104,240
	International Bancshares Corp.	9,900	214,632
	Intervest Bancshares Corp.	100	1,330
*	Investment Technology Group, Inc.	800	37,264
*	Investors Bancorp, Inc.	7,500	108,750
	Janus Capital Group, Inc.	8,000	193,760
#	Jefferies Group, Inc.	4,200	74,550
	Jones Lang LaSalle, Inc.	200	15,278
	JPMorgan Chase & Co.	69,408	2,821,435
	Kearny Financial Corp.	10,200	109,140
	KeyCorp	6,900	152,145
#	K-Fed Bancorp	7	73
	Lakeland Bancorp, Inc.	3,000	33,420
	Lakeland Financial Corp.	815	16,626
	Legacy Bancorp, Inc.	1,098	15,581
	Legg Mason, Inc.	6,000	396,240
	Lehman Brothers Holdings, Inc.	24,500	1,249,255
	Leucadia National Corp.	3,800	171,988
#	Life Partners Holdings, Inc.	300	4,515
	Lincoln National Corp.	11,800	603,098
*	Liquidity Services, Inc.	2,934	28,372
	LNB Bancorp, Inc.	455	5,920
	Loews Corp.	17,800	744,752
* #	Loopnet, Inc.	1,000	11,970
#	M&T Bank Corp.	4,900	402,192
#	Macatawa Bank Corp.	200	1,844
	MainSource Financial Group, Inc.	1,661	21,776
*	Markel Corp.	600	278,850
*	MarketAxess Holdings, Inc.	1,700	15,929
	Marsh & McLennan Companies, Inc.	17,900	455,913
	Marshall & Ilsley Corp.	20,600	477,920

16

	Mastercard, Inc.	500	$95,000
	MB Financial, Inc.	3,200	92,064
	MBIA, Inc.	1,400	18,158
	MBT Financial Corp.	1,938	16,376
	MCG Capital Corp.	5,800	69,600
*	Meadowbrook Insurance Group, Inc.	5,400	42,984
	Medallion Financial Corp.	2,500	24,775
	Mercantile Bank Corp.	200	2,700
	Mercer Insurance Group, Inc.	806	14,186
	Mercury General Corp.	4,800	218,880
	Merrill Lynch & Co., Inc.	1,500	74,340
	MetLife, Inc.	32,500	1,893,450
	Midland Co.	100	6,462
	Midwest Banc Holdings, Inc.	4,100	42,107
	Moody’s Corp.	1,000	37,980
	Morgan Stanley	23,222	978,111
	Nara Bancorp, Inc.	3,800	41,648
* #	Nasdaq OMX Group, Inc.	400	16,604
	National City Corp.	1,000	15,860
	National Financial Partners Corp.	500	11,885
	National Interstate Corp.	2,500	68,800
	National Penn Bancshares, Inc.	7,100	113,671
	Nationwide Financial Services, Inc.	1,800	74,250
*	Navigators Group, Inc.	2,400	131,352
	NBT Bancorp, Inc.	4,599	88,163
	New England Bancshares, Inc.	500	5,522
#	New York Community Bancorp, Inc.	22,800	372,324
	NewAlliance Bancshares, Inc.	9,800	111,524
*	Nexity Financial Corp.	100	758
*	North Pointe Holdings Corp.	100	1,559
	Northeast Community Bancorp, Inc.	1,199	14,088
	Northern Trust Corp.	2,300	155,549
#	Northwest Bancorp, Inc.	6,780	179,060
	NYSE Euronext	1,300	85,371
	OceanFirst Financial Corp.	1,793	28,939
* #	Ocwen Financial Corp.	700	4,200
	Odyssey Re Holdings Corp.	4,800	173,664
	Old National Bancorp	6,500	100,880
	Old Republic International Corp.	1,000	13,720
	Old Second Bancorp, Inc.	1,448	37,300
	Omega Financial Corp.	200	5,502
	optionsXpress Holding, Inc.	1,300	30,108
	Pacific Capital Bancorp	3,300	69,135
	Pacific Mercantile Bancorp	1,200	11,748
	Park National Corp.	2,000	121,000
	Patriot National Bancorp	78	1,250
*	Penn Treaty American Corp.	3,602	20,711
	Peoples Bancorp, Inc.	1,101	23,914
	People’s United Financial, Inc.	3,200	53,952
*	Philadelphia Consolidated Holding Corp.	9,500	322,240
*	Pico Holdings, Inc.	1,700	58,106
*	Pinnacle Financial Partners, Inc.	3,022	69,325
	PMI Group, Inc.	400	2,908
	PNC Financial Services Group, Inc.	2,000	122,860
#	Portfolio Recovery Associates, Inc.	600	21,912

17

	Preferred Bank	300	$5,496
	Principal Financial Group, Inc.	8,800	486,024
	PrivateBancorp, Inc.	700	21,063
*	ProAssurance Corp.	2,100	111,657
	ProCentury Corp.	1,900	34,865
	Progressive Corp.	33,200	608,556
	Prosperity Bancshares, Inc.	5,800	153,120
	Protective Life Corp.	7,300	281,707
	Providence Community Bancshares, Inc.	100	1,815
	Provident Bankshares Corp.	700	8,911
	Provident Financial Services, Inc.	5,400	64,746
	Provident New York Bancorp	5,600	73,416
	Prudential Financial, Inc.	10,500	766,185
#	QC Holdings, Inc.	400	3,284
	Rainier Pacific Financial Group, Inc.	750	10,177
#	Raymond James Financial, Inc.	4,200	94,374
	Regions Financial Corp.	6,600	139,920
	Reinsurance Group of America, Inc.	4,200	229,782
	Renasant Corp.	3,100	65,286
	Resource America, Inc.	2,500	29,875
*	Rewards Network, Inc.	4,387	20,180
	Riverview Bancorp, Inc.	1,119	11,973
	RLI Corp.	3,300	172,359
	Rockville Financial, Inc.	2,500	28,375
	Rome Bancorp, Inc.	608	7,150
	S&T Bancorp, Inc.	1,600	45,360
	S.Y. Bancorp, Inc.	300	6,591
	SAFECO Corp.	7,900	365,454
	Safety Insurance Group, Inc.	2,400	89,016
	Sanders Morris Harris Group, Inc.	364	3,251
	Sandy Spring Bancorp, Inc.	1,700	46,257
	Schwab (Charles) Corp.	5,100	100,011
*	Seabright Insurance Holdings	2,800	41,720
	Seacoast Banking Corp. of Florida	300	3,000
#	Security Bank Corp.	200	1,356
	SEI Investments Co.	3,200	80,032
	Selective Insurance Group, Inc.	2,100	49,896
	Shore Bancshares, Inc.	200	4,208
	SI Financial Group, Inc.	500	4,820
#	Sierra Bancorp	600	13,422
*	Signature Bank	2,600	68,900
	Simmons First National Corp. Class A	1,876	47,932
	Smithtown Bancorp, Inc.	200	4,130
	South Financial Group, Inc.	7,900	113,997
	Southern Community Financial Corp.	1,587	11,696
	Southside Bancshares, Inc.	300	6,231
	Southwest Bancorp, Inc.	1,900	30,761
	Sovereign Bancorp, Inc.	1,200	13,236
	StanCorp Financial Group, Inc.	6,900	338,721
	State Auto Financial Corp.	5,230	141,942
	State Bancorp, Inc.	1,200	15,564
	State Street Corp.	7,500	589,125
	Sterling Bancorp	1,000	14,080
	Sterling Bancshares, Inc.	10,500	97,755
	Sterling Financial Corp.	400	5,956

18

*	Stifel Financial Corp.	800	$34,872
	Student Loan Corp.	200	22,100
	Suffolk Bancorp	392	11,709
*	Sun Bancorp, Inc.	2,600	33,176
	SunTrust Banks, Inc.	12,300	714,999
*	Superior Bancorp	300	1,566
	Susquehanna Bancshares, Inc.	4,800	95,472
*	SVB Financial Group	3,000	135,900
	Synovus Financial Corp.	11,300	130,289
	T. Rowe Price Group, Inc.	1,800	90,954
	Taylor Capital Group, Inc.	2,000	32,600
	TCF Financial Corp.	1,600	29,776
* #	TD Ameritrade Holding Corp.	6,700	122,610
*	Tejon Ranch Co.	200	7,080
#	Temecula Valley Bancorp, Inc.	56	571
*	Texas Capital Bancshares, Inc.	2,300	34,408
*	The Bancorp, Inc.	400	4,576
	The Colonial BancGroup, Inc.	2,600	31,408
	The Goldman Sachs Group, Inc.	9,100	1,543,633
#	The St. Joe Corp.	800	30,760
	The Travelers Companies, Inc.	22,210	1,030,766
	Thomas Properties Group, Inc.	1,336	12,665
*	Thomas Weisel Partners Group, Inc.	4,100	36,080
	Tompkins Financial Corp.	500	22,025
	Torchmark Corp.	1,600	96,416
	Tower Group, Inc.	1,300	36,933
*	Tradestation Group, Inc.	4,700	45,120
	Transatlantic Holdings, Inc.	3,000	202,200
	Trico Bancshares	2,100	35,427
	TrustCo Bank Corp. (NY)	9,000	77,850
	Trustmark Corp.	5,210	102,950
	U.S. Bancorp	37,900	1,213,558
	UCBH Holdings, Inc.	3,700	41,773
	UMB Financial Corp.	3,594	137,578
#	Umpqua Holdings Corp.	7,960	112,793
	Union Bankshares Corp.	1,700	29,733
	UnionBanCal Corp.	9,800	456,386
	United Bankshares, Inc.	1,500	39,405
	United Community Banks, Inc.	300	4,272
	United Community Financial Corp.	4,200	23,310
	United Financial Bancorp, Inc.	2,500	28,725
	United Fire & Casualty Co.	1,600	54,960
	United Western Bancorp, Inc.	747	14,029
	Unitrin, Inc.	4,400	156,640
*	Universal American Corp.	700	12,026
*	Universal Insurance Holdings, Inc.	2,300	13,547
	Univest Corporation of Pennsylvania	1,716	35,127
	Unum Group	33,800	774,358
	Valley National Bancorp	10,000	186,800
	W. R. Berkley Corp.	4,900	141,071
	Wachovia Corp.	18,700	572,594
	Waddell & Reed Financial, Inc.	200	6,268
	Washington Federal, Inc.	7,700	174,790
#	Washington Mutual, Inc.	2,100	31,080
	Washington Trust Bancorp, Inc.	700	16,184

19

* #	Wauwatosa Holdings, Inc.	3,880	$45,629
	Webster Financial Corp.	7,200	201,384
	Wells Fargo & Co.	118,100	3,452,063
	Wesbanco, Inc.	2,431	56,618
	West Bancorporation	1,620	20,671
	West Coast Bancorp	200	3,000
#	Westamerica Bancorporation	2,000	94,660
	Whitney Holding Corp.	5,900	141,659
	Willow Financial Bancorp, Inc.	600	4,914
	Wilmington Trust Corp.	7,300	224,840
	Wilshire Bancorp, Inc.	3,900	27,612
	Wintrust Financial Corp.	2,605	87,919
*	World Acceptance Corp.	1,000	30,380
	Yadkin Valley Financial Corp.	800	11,408
	Zenith National Insurance Corp.	3,400	115,872
	Zions Bancorporation	500	23,875
*	ZipRealty, Inc.	400	2,268
Total Financials			57,774,630

Health Care — (10.2%)
	Abbott Laboratories	8,000	428,400
*	Abiomed, Inc.	900	12,870
*	Abraxis Bioscience, Inc.	525	32,009
* #	Acadia Pharmaceuticals, Inc.	900	8,928
*	Accelrys, Inc.	1,600	9,264
*	Adolor Corp.	1,135	5,187
*	Advanced Medical Optics, Inc.	4,100	93,808
	Aetna, Inc.	10,400	515,840
* #	Affymetrix, Inc.	1,700	32,606
*	Air Methods Corp.	1,100	45,232
* #	Akorn, Inc.	4,106	26,114
*	Alexion Pharmaceuticals, Inc.	1,200	72,732
*	Alexza Pharmaceuticals, Inc.	3,206	20,262
* #	Align Technology, Inc.	300	3,705
*	Alkermes, Inc.	2,300	29,762
	Allergan, Inc.	2,300	136,229
*	Alliance Imaging, Inc.	2,700	26,514
*	Allied Healthcare International, Inc.	2,600	5,304
*	Allion Healthcare, Inc.	900	5,310
*	Allos Therapeutics, Inc.	1,600	8,944
* #	Allscripts Healthcare Solutions, Inc.	1,300	13,871
*	Almost Family, Inc.	300	6,429
* #	Alnylam Pharmaceuticals, Inc.	1,900	53,960
	Alpharma, Inc. Class A	5,600	141,008
*	Amag Pharmaceuticals, Inc.	1,300	56,901
*	Amedisys, Inc.	3,400	145,452
*	American Dental Partners, Inc.	500	4,785
* #	American Medical Systems Holdings, Inc.	300	4,377
*	AMERIGROUP Corp.	5,600	201,600
	AmerisourceBergen Corp.	1,500	62,580
*	Amgen, Inc.	7,205	327,972
*	AMICAS, Inc.	4,800	12,576
*	AMN Healthcare Services, Inc.	2,900	46,951
*	Amsurg Corp.	1,746	42,061
*	Amylin Pharmaceuticals, Inc.	1,400	37,058

20

	Analogic Corp.	1,600	$93,616
*	AngioDynamics, Inc.	3,200	53,056
*	Anika Therapeutics, Inc.	200	2,406
*	Antigenics, Inc.	1,021	2,297
* #	APP Pharmaceuticals, Inc.	17,370	195,239
	Applera Corp. - Applied Biosystems Group	1,700	57,307
*	Applera Corp. - Celera Group	10,700	148,302
*	Apria Healthcare Group, Inc.	4,000	86,840
*	Arena Pharmaceuticals, Inc.	10,500	71,190
*	Ariad Pharmaceuticals, Inc.	1,300	4,355
*	Arqule, Inc.	5,800	26,448
* #	Array BioPharma, Inc.	5,000	28,000
* #	Arthrocare Corp.	2,800	112,420
*	Aspect Medical Systems, Inc.	700	8,729
*	Auxilium Pharmaceuticals, Inc.	300	9,612
*	AVI BioPharma, Inc.	1,500	2,040
*	Avigen, Inc.	400	1,324
	Bard (C.R.), Inc.	200	18,958
*	Barr Laboratories, Inc.	3,200	150,880
	Baxter International, Inc.	3,100	182,962
	Beckman Coulter, Inc.	1,800	121,500
	Becton Dickinson & Co.	1,600	144,672
*	Bentley Pharmaceuticals, Inc.	1,000	14,830
*	BioCryst Pharmaceuticals, Inc.	3,950	15,721
*	Biogen Idec, Inc.	3,600	210,096
*	Bio-Imaging Technologies, Inc.	300	2,439
*	BioMarin Pharmaceutical, Inc.	1,419	53,979
*	BioMimetic Therapeutics, Inc.	1,795	24,663
*	Bio-Reference Laboratories, Inc.	1,000	27,650
*	BioScrip, Inc.	5,500	38,665
*	BioSphere Medical, Inc.	1,100	4,290
*	Boston Scientific Corp.	13,000	163,670
	Bristol-Myers Squibb Co.	24,000	542,640
#	Brookdale Senior Living, Inc.	5,400	140,886
*	Bruker Corp.	600	8,202
*	BSD Medical Corp.	300	1,632
*	Caliper Life Sciences, Inc.	4,187	17,460
	Cambrex Corp.	600	5,238
*	Candela Corp.	145	663
*	Cantel Medical Corp.	2,400	26,448
*	Capital Senior Living Corp.	3,568	26,903
*	Caraco Pharmaceutical Laboratories, Ltd.	200	3,286
*	Cardiac Science Corp.	2,836	26,346
	Cardinal Health, Inc.	2,400	141,936
* #	Celgene Corp.	2,800	157,836
*	Centene Corp.	1,500	26,880
* #	Cephalon, Inc.	700	42,238
*	Cepheid, Inc.	1,100	30,448
* #	Cerner Corp.	200	8,690
*	Cerus Corp.	1,900	11,875
*	Charles River Laboratories International, Inc.	1,800	105,444
	Chemed Corp.	2,000	95,420
	Cigna Corp.	3,400	151,572
*	Clinical Data, Inc.	2,600	52,988
* #	Collagenex Pharmaceuticals, Inc.	400	6,528

21

*	Combinatorx, Inc.	2,200	$10,802
*	Community Health Systems, Inc.	5,300	164,671
	Computer Programs & Systems, Inc.	200	4,454
* #	Conceptus, Inc.	800	13,648
*	Conmed Corp.	1,600	43,136
*	Continucare Corp.	2,300	5,175
	Cooper Companies, Inc.	2,600	88,894
*	Corvel Corp.	1,400	42,182
*	Covance, Inc.	200	16,882
*	Coventry Health Care, Inc.	4,700	243,789
*	Criticare Systems, Inc.	300	1,500
*	Cross Country Healthcare, Inc.	500	5,430
*	CryoLife, Inc.	300	2,823
*	Cubist Pharmaceuticals, Inc.	2,900	52,780
*	Cutera, Inc.	200	2,536
*	CV Therapeutics, Inc.	4,100	23,944
* #	Cyberonics, Inc.	900	11,610
*	Cyclacel Pharmaceuticals, Inc.	1,900	7,885
*	Cynosure, Inc. Class A	500	11,965
*	Cypress Bioscience, Inc.	2,000	16,000
*	Cytokinetics, Inc.	5,243	17,669
	Datascope Corp.	300	10,440
*	DaVita, Inc.	6,100	302,743
* #	Dendreon Corp.	3,700	19,536
	Dentsply International, Inc.	800	31,232
*	Dexcom, Inc.	300	2,211
*	Dialysis Corporation of America	100	833
*	Digirad Corp.	700	2,016
*	Dionex Corp.	200	14,764
* #	Discovery Laboratories, Inc.	1,800	3,744
*	Durect Corp.	1,700	8,449
*	Dyax Corp.	1,200	5,220
*	Dynavax Technologies Corp.	1,200	7,464
*	Eclipsys Corp.	500	10,675
*	Edwards Lifesciences Corp.	5,600	244,216
	Eli Lilly & Co.	12,400	620,248
*	Emeritus Corp.	1,200	26,568
*	Emisphere Technologies, Inc.	400	728
*	Endo Pharmaceuticals Holdings, Inc.	500	13,130
*	Endologix, Inc.	3,010	9,512
*	eResearch Technology, Inc.	5,300	63,388
* #	ev3, Inc.	7,600	67,184
*	Exactech, Inc.	986	25,882
*	Exelixis, Inc.	1,600	10,208
*	Express Scripts, Inc.	1,900	112,290
*	E-Z-EM, Inc.	200	4,158
*	Five Star Quality Care, Inc.	2,000	14,340
*	Forest Laboratories, Inc.	10,700	425,539
*	Genentech, Inc.	7,700	583,275
* #	Genomic Health, Inc.	1,200	22,884
*	Gen-Probe, Inc.	500	23,905
*	Gentiva Health Services, Inc.	1,800	38,808
*	Genzyme Corp.	6,000	425,520
* #	Geron Corp.	8,327	40,969
*	Gilead Sciences, Inc.	2,700	127,764

22

*	Greatbatch, Inc.	500	$10,685
* #	GTx, Inc.	300	4,911
*	Haemonetics Corp.	2,500	145,250
* #	Halozyme Therapeutics, Inc.	300	1,650
*	Hanger Orthopedic Group, Inc.	400	4,636
*	Harvard Bioscience, Inc.	1,400	6,426
*	Health Grades, Inc.	600	3,276
*	Health Net, Inc.	3,800	166,972
*	HealthExtras, Inc.	2,400	66,120
*	HEALTHSOUTH Corp.	2,100	33,768
*	Healthspring, Inc.	6,300	110,565
*	HealthStream, Inc.	700	2,114
*	HealthTronics, Inc.	3,400	12,410
* #	Healthways, Inc.	1,000	34,350
*	Henry Schein, Inc.	4,813	287,914
	Hillenbrand Indutries, Inc.	4,500	236,115
*	Hi-Tech Pharmacal Co., Inc.	1,800	20,052
*	Hlth Corp.	7,900	93,536
*	HMS Holdings Corp.	1,500	41,040
*	Hollis-Eden Pharmaceuticals, Inc.	1,300	2,457
* #	Hologic, Inc.	2,500	150,775
*	Hospira, Inc.	900	38,304
*	Human Genome Sciences, Inc.	1,400	8,274
*	Humana, Inc.	2,200	150,326
*	ICU Medical, Inc.	2,000	53,680
* #	Idera Pharmaceuticals, Inc.	600	6,132
*	IDEXX Laboratories, Inc.	2,000	110,940
*	I-Flow Corp.	2,600	36,634
*	Illumina, Inc.	500	36,205
* #	ImClone Systems, Inc.	4,500	202,545
*	Immucor, Inc.	1,600	47,680
*	ImmunoGen, Inc.	1,987	5,901
	IMS Health, Inc.	2,200	49,522
*	Incyte Corp.	2,600	25,766
*	Indevus Pharmaceuticals, Inc.	5,000	24,800
*	Infinity Pharmaceuticals, Inc.	1,700	12,750
*	Inspire Pharmaceuticals, Inc.	1,300	5,837
* #	Integra LifeSciences Holdings	2,000	82,880
*	IntegraMed America, Inc.	756	7,666
* #	InterMune, Inc.	2,800	39,424
* #	Introgen Therapeutics, Inc.	4,595	13,188
*	Intuitive Surgical, Inc.	800	225,536
	Invacare Corp.	4,500	112,320
*	Inventiv Health, Inc.	1,900	60,420
*	Inverness Medical Innovations, Inc.	800	23,656
*	Invitrogen Corp.	2,100	177,429
*	IRIS International, Inc.	1,900	21,413
* #	Isis Pharmaceuticals, Inc.	4,500	64,800
*	I-Trax, Inc.	1,914	7,656
* #	Javelin Pharmaceuticals, Inc.	1,200	3,468
	Johnson & Johnson	19,675	1,219,063
*	Kendle International, Inc.	1,200	53,772
*	Kensey Nash Corp.	300	8,145
*	Keryx Biopharmaceuticals, Inc.	4,600	26,450
*	Kinetic Concepts, Inc.	1,300	66,807

23

*	Kosan Biosciences, Inc.	1,858	$3,697
*	K-V Pharmaceutical Co. Class A	3,800	95,456
*	K-V Pharmaceutical Co. Class B	400	10,000
*	Laboratory Corp. of America Holdings	500	38,655
	Landauer, Inc.	400	19,120
*	Lexicon Pharmaceuticals, Inc.	17,128	31,858
*	LHC Group, Inc.	1,500	25,500
*	Lifecell Corp.	1,100	44,385
*	Lifecore Biomedical, Inc.	200	3,366
#	Ligand Pharmaceuticals, Inc. Class B	1,000	3,390
*	Lincare Holdings, Inc.	8,400	273,000
*	Luminex Corp.	1,000	17,410
*	Magellan Health Services, Inc.	3,900	168,987
* #	Mannkind Corp.	6,100	43,127
*	Martek Biosciences Corp.	1,500	42,990
*	Matria Healthcare, Inc.	2,400	60,288
* #	Matrixx Initiatives, Inc.	1,300	18,850
*	Maxygen, Inc.	3,950	25,359
	McKesson Corp.	4,900	287,924
*	Medarex, Inc.	12,100	112,530
*	MedCath Corp.	2,800	58,380
*	Medco Health Solutions, Inc.	3,910	173,252
*	Medical Action Industries, Inc.	700	13,174
*	Medical Staffing Network Holdings, Inc.	4,100	22,755
	Medicis Pharmaceutical Corp. Class A	7,600	155,876
* #	Medivation, Inc.	600	9,606
	Medtronic, Inc.	1,100	54,296
	Mentor Corp.	1,500	44,490
	Merck & Co., Inc.	16,000	708,800
	Meridian Bioscience, Inc.	2,000	68,540
*	Merit Medical Systems, Inc.	1,000	15,850
*	Metropolitan Health Networks, Inc.	400	944
*	Micrus Endovascular Corp.	300	4,245
* #	MiddleBrook Pharmaceuticals, Inc.	1,500	6,330
*	Millennium Pharmaceuticals, Inc.	21,200	296,588
* #	Millipore Corp.	600	41,940
*	Minrad International, Inc.	400	932
*	Molina Healthcare, Inc.	4,000	126,600
*	MWI Veterinary Supply, Inc.	1,500	52,245
#	Mylan, Inc.	6,200	73,408
*	Myriad Genetics, Inc.	800	29,616
*	Nabi Biopharmaceuticals	3,311	12,814
	National Healthcare Corp.	1,200	55,992
*	Natus Medical, Inc.	2,231	42,367
*	Neogen Corp.	1,316	35,519
*	Neurocrine Biosciences, Inc.	1,000	5,010
*	Neurometric, Inc.	900	2,187
*	Nighthawk Radiology Holdings, Inc.	2,300	26,266
*	Northstar Neuroscience, Inc.	2,229	3,500
*	NovaMed, Inc.	1,300	5,213
*	Novavax, Inc.	3,696	10,349
*	Noven Pharmaceuticals, Inc.	900	12,204
*	NPS Pharmaceuticals, Inc.	1,998	7,912
*	Nutraceutical International Corp.	600	7,644
*	NuVasive, Inc.	2,100	80,934

24

*	NxStage Medical, Inc.	1,100	$6,512
*	Odyssey Healthcare, Inc.	3,600	31,464
	Omnicare, Inc.	3,000	62,940
*	Omnicell, Inc.	2,600	49,400
*	Omrix Biopharmaceuticals, Inc.	1,800	43,470
*	Onyx Pharmaceuticals, Inc.	1,900	51,908
*	OraSure Technologies, Inc.	3,000	21,420
*	Orchid Cellmark, Inc.	2,077	9,533
*	Osteotech, Inc.	900	3,933
	Owens & Minor, Inc.	300	12,891
* #	Pain Therapeutics, Inc.	3,875	32,666
*	Par Pharmaceutical Companies, Inc.	4,900	86,681
*	Parexel International Corp.	1,100	60,445
*	Patterson Companies, Inc.	7,516	264,563
*	PDI, Inc.	2,200	17,314
*	PDL BioPharma, Inc.	6,200	99,076
*	Pediatrix Medical Group, Inc.	2,400	158,424
	PerkinElmer, Inc.	4,700	116,654
	Perrigo Co.	4,100	137,022
	Pfizer, Inc.	157,125	3,500,745
	Pharmaceutical Products Development Service, Inc.	1,300	58,591
*	Pharmanet Development Group, Inc.	1,900	54,777
*	Pharmion Corp.	300	21,477
*	Phase Forward, Inc.	3,700	58,941
*	PHC, Inc.	200	542
*	Possis Medical, Inc.	1,800	34,956
*	Pozen, Inc.	600	7,314
* #	Progenics Pharmaceuticals, Inc.	2,600	39,780
*	Providence Service Corp.	1,000	28,190
*	PSS World Medical, Inc.	5,700	99,750
*	Psychiatric Solutions, Inc.	5,000	141,450
*	QuadraMed Corp.	800	1,560
#	Quest Diagnostics, Inc.	5,200	247,884
*	Questcor Pharmaceuticals, Inc.	1,300	5,850
*	Quidel Corp.	1,600	26,288
*	RadNet, Inc.	1,000	8,110
*	Regeneron Pharmaceuticals, Inc.	3,900	77,103
*	RehabCare Group, Inc.	1,200	24,000
*	Repligen Corp.	500	2,645
* #	Repros Therapeutics, Inc.	200	1,676
*	Res-Care, Inc.	800	17,232
*	ResMed, Inc.	600	24,294
*	Respironics, Inc.	600	39,408
* #	Rigel Pharmaceuticals, Inc.	2,100	41,622
*	RTI Biologics, Inc.	1,600	13,760
* #	Salix Pharmaceuticals, Ltd.	2,752	18,576
* #	Sangamo BioSciences, Inc.	1,800	21,060
	Schering-Plough Corp.	29,300	635,810
*	SciClone Pharmaceuticals, Inc.	1,000	2,000
*	Sciele Pharma, Inc.	3,300	68,310
*	Seattle Genetics, Inc.	2,000	17,980
*	Senomyx, Inc.	200	1,360
*	Sepracor, Inc.	4,500	96,615
*	Sequenom, Inc.	1,300	9,087
* #	Sirona Dental Systems, Inc.	7,900	205,479

25

*	Somanetics Corp.	200	$5,558
*	Sonic Innovations, Inc.	1,911	8,084
*	SonoSite, Inc.	2,100	61,803
*	Spectranetics Corp.	3,300	29,700
*	St. Jude Medical, Inc.	1,800	77,364
*	Stereotaxis, Inc.	1,200	6,924
	Steris Corp.	700	17,234
*	Strategic Diagnostics, Inc.	900	3,906
	Stryker Corp.	3,000	195,330
*	Sun Healthcare Group, Inc.	3,800	56,012
*	SunLink Health Systems, Inc.	100	635
*	Sunrise Senior Living, Inc.	2,900	79,402
* #	SurModics, Inc.	200	8,834
*	Symmetry Medical, Inc.	2,000	35,600
*	Synovis Life Technologies, Inc.	500	8,840
*	Targacept, Inc.	824	6,518
*	Techne Corp.	700	47,873
*	Tercica, Inc.	4,211	25,477
*	The Medicines Co.	4,400	84,744
*	Theragenics Corp.	3,300	12,804
*	Theravance, Inc.	200	3,290
*	Thermo Fisher Scientific, Inc.	4,000	223,720
*	Third Wave Technologies, Inc.	800	6,376
*	Thoratec Corp.	4,700	68,197
*	Trimeris, Inc.	1,000	6,010
*	TriZetto Group, Inc.	1,500	29,280
*	U.S. Physical Therapy, Inc.	600	7,950
*	United Therapeutics Corp.	700	58,919
	UnitedHealth Group, Inc.	15,664	728,063
	Universal Health Services, Inc.	400	21,368
*	Uroplasty, Inc.	200	750
	Valeant Pharmaceuticals International	200	2,750
* #	Varian Medical Systems, Inc.	200	10,490
*	Varian, Inc.	3,200	173,280
*	Vascular Solutions, Inc.	300	1,866
*	VCA Antech, Inc.	1,100	35,321
*	Vertex Pharmaceuticals, Inc.	1,300	22,750
*	Vical, Inc.	4,952	18,867
* #	ViroPharma, Inc.	7,967	72,978
* #	Vital Images, Inc.	300	4,758
	Vital Signs, Inc.	600	30,510
*	Vivus, Inc.	2,144	12,564
*	Vnus Medical Technologies	700	13,083
*	Volcano Corp.	2,024	24,814
*	Waters Corp.	1,100	65,571
*	Watson Pharmaceuticals, Inc.	11,800	328,158
* #	WebMD Health Corp. Class A	300	8,358
*	WellPoint, Inc.	21,500	1,506,720
	West Pharmaceutical Services, Inc.	4,100	169,330
*	Wright Medical Group, Inc.	3,600	94,752
	Wyeth	12,400	540,888
*	Xenoport, Inc.	1,500	76,755
*	Zimmer Holdings, Inc.	1,700	127,993
*	Zoll Medical Corp.	2,150	53,492
* #	Zymogenetics, Inc.	3,600	35,964
Total Health Care			30,829,130

26

Industrials — (12.9%)
*	3-D Systems Corp.	1,100	$15,906
	3M Co.	4,900	384,160
	A.O. Smith Corp.	2,300	83,789
	AAON, Inc.	300	4,953
*	AAR Corp.	4,300	111,327
	ABM Industries, Inc.	3,400	67,524
*	Acco Brands Corp.	3,700	51,319
*	Accuride Corp.	200	1,444
*	Active Power, Inc.	200	360
	Actuant Corp.	3,300	88,704
	Acuity Brands, Inc.	1,000	44,410
	Administaff, Inc.	2,000	49,320
*	AGCO Corp.	5,700	369,702
*	Airtran Holdings, Inc.	12,000	86,640
	Alamo Group, Inc.	556	10,308
*	Alaska Air Group, Inc.	5,260	128,344
	Albany International Corp. Class A	600	20,598
	Alexander & Baldwin, Inc.	5,400	237,816
*	Alliant Techsystems, Inc.	1,100	115,434
*	Allied Waste Industries, Inc.	22,900	236,786
*	Amerco, Inc.	1,330	69,306
	American Ecology Corp.	1,600	39,856
	American Science & Engineering, Inc.	200	10,832
* #	American Superconductor Corp.	600	13,554
	Ameron International Corp.	500	55,185
	Ampco-Pittsburgh Corp.	600	22,716
* #	AMR Corp.	4,370	55,980
#	Amrep Corp.	800	29,760
	Angelica Corp.	1,300	21,515
	Apogee Enterprises, Inc.	4,200	64,638
* #	Applied Energetics, Inc.	3,578	8,408
	Applied Signal Technologies, Inc.	2,000	23,800
*	Argon ST, Inc.	3,300	53,625
	Arkansas Best Corp.	500	13,355
*	Arotech Corp.	200	382
*	Astec Industries, Inc.	1,300	49,218
*	Atlas Air Worldwide Holding, Inc.	1,400	70,840
	Avery Dennison Corp.	5,700	292,524
*	Avis Budget Group, Inc.	700	8,001
*	Axsys Technologies, Inc.	786	34,584
*	AZZ, Inc.	900	31,878
	B.F. Goodrich Co.	7,200	426,456
	Badger Meter, Inc.	100	3,817
*	Baker (Michael) Corp.	400	11,520
	Baldor Electric Co.	1,200	34,404
*	Baldwin Technology Co., Inc. Class A	500	1,305
	Barnes Group, Inc.	6,100	138,714
*	BE Aerospace, Inc.	10,500	360,150
	Belden, Inc.	5,100	200,430
*	Blount International, Inc.	2,100	25,053
	Boeing Co.	5,200	430,508
	Brady Co. Class A	1,400	42,812

27

	Briggs & Stratton Corp.	3,200	$57,184
*	BTU International, Inc.	800	8,576
	Bucyrus International, Inc.	200	19,976
	Burlington Northern Santa Fe Corp.	8,000	702,240
#	C&D Technologies, Inc.	1,600	8,736
	C.H. Robinson Worldwide, Inc.	1,000	50,770
*	Cano Petroleum, Inc.	1,900	12,445
	Carlisle Companies, Inc.	6,500	237,445
	Cascade Corp.	1,200	53,760
*	Casella Waste Systems, Inc. Class A	1,600	15,824
	Caterpillar, Inc.	4,200	303,786
*	CBIZ, Inc.	5,400	48,060
	CDI Corp.	2,500	56,875
*	CECO Environmental Corp.	800	7,264
*	Cenveo, Inc.	3,100	46,624
*	Ceradyne, Inc.	600	18,666
*	Chart Industries, Inc.	3,400	116,654
*	ChoicePoint, Inc.	1,100	53,240
	Cintas Corp.	8,200	235,996
	Clarcor, Inc.	2,800	100,240
*	Clean Harbors, Inc.	1,000	61,520
*	Columbus McKinnon Corp.	1,100	31,504
	Comfort Systems USA, Inc.	2,300	27,370
*	Commercial Vehicle Group, Inc.	1,400	13,104
*	Consolidated Graphics, Inc.	200	10,638
*	Continental Airlines, Inc.	8,800	212,784
	Con-way, Inc.	4,800	217,488
	Cooper Industries, Ltd.	5,300	222,229
*	Copart, Inc.	2,200	91,652
*	Cornell Companies, Inc.	1,800	37,458
	Corporate Executive Board Co.	400	16,244
*	Corrections Corp. of America	14,300	384,098
* #	CoStar Group, Inc.	2,000	83,040
*	Covanta Holding Corp.	8,200	235,176
*	CRA International, Inc.	900	34,182
	Crane Co.	800	32,984
* #	Crocs, Inc.	500	12,160
	CSX Corp.	9,600	465,792
	Cubic Corp.	3,600	92,052
	Cummins, Inc.	2,800	141,064
	Curtiss-Wright Corp.	4,600	193,476
	Danaher Corp.	3,600	266,940
	Deere & Co.	3,500	298,235
*	Delta Air Lines, Inc.	5,900	78,765
	Deluxe Corp.	2,700	56,241
	Diamond Management & Technology Consultants, Inc.	200	1,186
* #	Document Securities Systems, Inc.	200	900
	Donaldson Co., Inc.	800	33,728
* #	Double Eagle Petroleum Co.	800	13,536
	Dover Corp.	10,600	440,006
	DRS Technologies, Inc.	3,600	201,924
*	Ducommun, Inc.	1,400	38,822
*	DXP Enterprises, Inc.	400	14,952
*	Dynamex, Inc.	1,300	30,056
	Dynamic Materials Corp.	100	5,699

28

*	Eagle Test Systems, Inc.	700	$7,329
	Eaton Corp.	4,300	346,709
	Electro Rent Corp.	2,940	38,161
*	EMCOR Group, Inc.	3,400	81,906
	Emerson Electric Co.	8,300	422,968
	Encore Wire Corp.	400	6,700
* #	Energy Conversion Devices, Inc.	5,652	150,174
*	Energy Focus, Inc.	376	1,906
*	EnerSys	1,300	29,887
* #	ENGlobal Corp.	600	5,544
	Ennis, Inc.	3,400	54,264
*	EnPro Industries, Inc.	1,100	32,483
	Equifax, Inc.	7,500	256,650
*	ESCO Technologies, Inc.	3,700	122,322
*	Esterline Technologies Corp.	1,700	89,080
*	Evergreen Solar, Inc.	10,100	97,061
*	Exide Technologies	2,500	25,550
	Expeditors International of Washington, Inc.	4,265	167,700
*	Exponent, Inc.	1,100	32,010
	Fastenal Co.	2,700	109,782
	Federal Signal Corp.	7,000	84,490
	FedEx Corp.	10,600	934,178
*	Flanders Corp.	2,800	17,640
	Flowserve Corp.	200	21,780
	Fluor Corp.	1,000	139,250
	Forward Air Corp.	2,500	73,375
	Franklin Electric Co., Inc.	2,000	65,960
	Freightcar America, Inc.	1,000	40,080
*	FTI Consulting, Inc.	1,600	101,600
* #	FuelCell Energy, Inc.	2,100	15,036
	G & K Services, Inc. Class A	3,100	118,606
*	Gardner Denver Machinery, Inc.	2,700	99,657
	GATX Corp.	6,500	233,870
*	Gehl Co.	1,655	26,530
	Gencorp, Inc.	2,100	21,840
*	General Cable Corp.	2,400	148,128
	General Dynamics Corp.	8,200	671,170
	General Electric Co.	89,100	2,952,774
*	Genesee & Wyoming, Inc.	900	27,900
*	GeoEye, Inc.	2,200	66,462
*	GeoPetro Resources Co.	900	2,673
	Gorman-Rupp Co.	1,100	30,030
*	GP Strategies Corp.	639	5,975
	Graco, Inc.	900	31,239
*	Graftech International, Ltd.	1,000	16,020
	Granite Construction, Inc.	600	18,114
	Greenbrier Companies, Inc.	2,400	63,072
	Hardinge, Inc.	300	3,723
	Harsco Corp.	1,200	67,788
*	Hawaiian Holdings, Inc.	5,004	26,021
	Healthcare Services Group, Inc.	3,800	75,164
	Heartland Express, Inc.	9,800	137,004
	Heico Corp.	600	26,280
	Heico Corp. Class A	800	29,112
	Heidrick & Struggles International, Inc.	1,600	54,768

29

*	Herley Industries, Inc.	300	$3,597
	Herman Miller, Inc.	200	5,966
*	Hexcel Corp.	4,300	86,817
*	Hill International, Inc.	700	8,925
	Hi-Shear Technology Corp.	200	2,250
#	HNI Corp.	5,700	168,492
	Honeywell International, Inc.	5,000	287,700
	Horizon Lines, Inc. Class A	400	8,068
	Houston Wire & Cable Co.	1,800	26,100
*	HQ Sustainable Maritime Industries, Inc.	600	7,980
*	Hub Group, Inc. Class A	200	5,998
#	Hubbell, Inc. Class A	200	9,934
	Hubbell, Inc. Class B	4,900	222,313
*	Hudson Highland Group, Inc.	200	1,490
*	Hurco Companies, Inc.	400	17,688
*	Huron Consulting Group, Inc.	400	21,224
	IDEX Corp.	2,400	72,384
*	IHS, Inc.	1,600	98,640
*	II-VI, Inc.	1,700	55,658
	IKON Office Solutions, Inc.	5,700	40,584
	Illinois Tool Works, Inc.	9,700	475,979
*	Insituform Technologies, Inc. Class A	3,600	50,292
	Insteel Industries, Inc.	300	3,231
*	Integrated Electrical Services, Inc.	600	10,356
*	Interline Brands, Inc.	4,600	81,742
*	Intersections, Inc.	1,500	12,285
	ITT Industries, Inc.	4,700	264,328
	J.B. Hunt Transport Services, Inc.	1,800	49,266
*	Jacobs Engineering Group, Inc.	700	56,203
* #	JetBlue Airways Corp.	1,300	7,085
	Joy Global, Inc.	600	39,822
	Kaman Corp. Class A	500	12,000
*	Kansas City Southern	5,300	189,740
	Kaydon Corp.	500	21,355
	Kelly Services, Inc. Class A	1,900	36,499
*	Kenexa Corp.	500	10,130
	Kennametal, Inc.	8,000	242,960
*	Key Technology, Inc.	100	3,531
*	Kforce, Inc.	300	2,565
* #	Kirby Corp.	1,500	67,620
#	Knight Transportation, Inc.	3,200	47,328
	Knoll, Inc.	1,900	26,752
*	L.B. Foster Co. Class A	200	8,472
	L.S. Starrett Co. Class A	1,100	19,184
	L-3 Communications Holdings, Inc.	1,000	106,290
*	LaBarge, Inc.	1,000	13,040
*	Ladish Co., Inc.	660	23,562
	Landstar Systems, Inc.	500	23,190
*	Layne Christensen Co.	1,400	56,056
*	Learning Tree International, Inc.	1,000	13,460
*	LECG Corp.	3,700	35,150
	Lennox International, Inc.	5,500	207,020
	Lincoln Electric Holdings, Inc.	600	40,284
*	LMI Aerospace, Inc.	200	3,806
	Lockheed Martin Corp.	4,000	412,800

30

	LSI Industries, Inc.	2,200	$29,238
*	M&F Worldwide Corp.	700	25,921
*	Mac-Gray Corp.	110	1,272
*	Magnetek, Inc.	3,800	12,958
	Manpower, Inc.	300	17,010
*	Marten Transport, Ltd.	3,000	43,470
	Masco Corp.	19,100	356,979
	McGrath Rentcorp.	1,500	31,410
* #	Medialink Worldwide, Inc.	200	450
	Met-Pro Corp.	2,166	23,544
*	Mettler Toledo International, Inc.	400	39,080
*	MFRI, Inc.	200	3,240
* #	Microvision, Inc.	600	1,512
*	Middleby Corp.	700	47,600
	Mine Safety Appliances Co.	600	24,066
*	Mobile Mini, Inc.	300	5,583
*	Monster Worldwide, Inc.	7,700	204,743
*	Moog, Inc. Class A	2,100	86,184
	MSC Industrial Direct Co., Inc. Class A	2,600	105,508
*	MTC Technologies, Inc.	1,126	26,686
	Mueller Industries, Inc.	2,500	71,825
	Mueller Water Products, Inc.	300	2,418
	Mueller Water Products, Inc. Class B	700	6,097
*	National Technical Systems, Inc.	1,274	7,924
*	Navigant Consulting, Inc.	200	3,262
*	NCI Building Systems, Inc.	200	6,068
	Nordson Corp.	800	41,112
	Norfolk Southern Corp.	13,500	714,015
*	North America Galvanizing & Coatings, Inc.	530	3,000
	Northrop Grumman Corp.	7,400	581,714
*	Northwest Airlines Corp.	4,900	65,807
*	NuCo2, Inc.	1,200	33,156
*	Old Dominion Freight Line, Inc.	2,200	59,950
*	Orbital Sciences Corp.	4,000	86,600
	Oshkosh Truck Corp. Class B	1,500	60,105
* #	Owens Corning, Inc.	400	7,544
*	P.A.M. Transportation Services, Inc.	1,900	27,550
	Paccar, Inc.	300	13,014
	Pall Corp.	2,400	94,488
	Parker Hannifin Corp.	5,800	374,854
*	Park-Ohio Holdings Corp.	800	16,536
	Pentair, Inc.	4,300	140,266
*	Perini Corp.	2,800	104,944
*	Pike Electric Corp.	1,200	15,516
* #	Pinnacle Airlines Corp.	2,500	28,025
	Pitney Bowes, Inc.	1,400	50,092
*	Plug Power, Inc.	12,100	36,421
	Portec Rail Products, Inc.	1,600	16,848
*	Powell Industries, Inc.	1,400	53,368
*	Power-One, Inc.	7,612	19,791
	Precision Castparts Corp.	700	77,273
* #	Protection One, Inc.	241	2,111
*	Quality Distribution, Inc.	200	614
*	Quanta Services, Inc.	5,800	138,504
	Quixote Corp.	100	1,405

31

	R. R. Donnelley & Sons Co.	9,900	$315,117
	Raven Industries, Inc.	200	5,856
	Raytheon Co.	13,200	855,888
*	RBC Bearings, Inc.	2,200	73,920
*	RCM Technologies, Inc.	400	2,124
	Regal-Beloit Corp.	3,060	112,975
	Republic Services, Inc.	3,350	102,275
	Robbins & Myers, Inc.	3,600	122,580
	Robert Half International, Inc.	200	5,390
	Rockwell Automation, Inc.	1,300	71,123
	Rockwell Collins, Inc.	2,600	153,140
	Rollins, Inc.	1,950	34,417
#	Roper Industries, Inc.	5,065	285,666
*	Rush Enterprises, Inc. Class A	400	5,928
*	Rush Enterprises, Inc. Class B	700	10,346
	Ryder System, Inc.	3,800	218,918
	Schawk, Inc.	1,600	25,200
*	School Specialty, Inc.	2,600	79,352
*	Shaw Group, Inc.	900	57,942
#	Simpson Manufacturing Co., Inc.	1,200	28,752
	Skywest, Inc.	8,300	183,596
*	SL Industries, Inc.	200	3,960
	Southwest Airlines Co.	52,000	637,520
	SPX Corp.	1,800	184,140
*	Standard Parking Corp.	600	12,192
	Standard Register Co.	1,300	11,115
	Standex International Corp.	1,520	28,895
	Steelcase, Inc. Class A	1,700	24,106
*	Stericycle, Inc.	700	37,723
	Sun Hydraulics, Inc.	1,400	30,422
*	Superior Essex, Inc.	1,100	31,218
* #	Synutra International, Inc.	506	13,596
	Sypris Solutions, Inc.	400	1,924
	TAL International Group, Inc.	900	18,783
*	Taleo Corp. Class A	200	3,812
* #	Taser International, Inc.	3,700	41,699
*	Team, Inc.	300	9,147
*	Teledyne Technologies, Inc.	3,500	155,400
	Teleflex, Inc.	2,700	152,685
	Tennant Co.	2,400	86,592
*	Terex Corp.	4,200	283,290
*	Tetra Tech, Inc.	7,160	135,109
	Textron, Inc.	3,300	178,761
*	The Advisory Board Co.	1,100	61,127
	The Brink’s Co.	2,900	194,097
	The Dun & Bradstreet Corp.	600	52,404
*	The Geo Group, Inc.	1,100	29,359
	The Manitowoc Co., Inc.	200	8,148
*	Thomas & Betts Corp.	7,600	305,140
	Thomas Group, Inc.	600	2,046
	Timken Co.	9,600	289,248
	Titan International, Inc.	3,600	122,364
	Toro Co.	1,700	81,906
*	Trailer Bridge, Inc.	200	2,146
	Trane, Inc.	1,700	76,585

32

*	TransDigm Group, Inc.	2,800	$108,808
*	TRC Companies, Inc.	865	4,386
	Trinity Industries, Inc.	600	16,902
	Triumph Group, Inc.	1,100	62,249
*	TrueBlue, Inc.	800	9,992
* #	TurboChef Technologies, Inc.	800	6,800
	Twin Disc, Inc.	400	8,104
	UAL Corp.	11,100	336,330
	UAP Holding Corp.	400	15,400
	Union Pacific Corp.	9,900	1,235,124
	United Parcel Service, Inc.	6,700	470,608
*	United Rentals, Inc.	5,100	102,510
*	United Stationers, Inc.	1,400	69,104
	United Technologies Corp.	17,650	1,244,501
	Universal Forest Products, Inc.	2,600	72,228
*	Universal Truckload Services, Inc.	1,102	20,585
*	UQM Technologies, Inc.	1,000	2,180
*	URS Corp.	4,500	181,260
* #	USG Corp.	2,800	95,284
	Valmont Industries, Inc.	200	15,980
*	Versar, Inc.	400	2,380
	Viad Corp.	1,900	65,873
	Vicor Corp.	2,530	30,689
*	Volt Information Sciences, Inc.	3,100	49,817
	W.W. Grainger, Inc.	2,700	198,882
	Wabtec Corp.	3,300	114,213
	Walter Industries, Inc.	400	21,852
*	Waste Connections, Inc.	4,400	133,584
	Waste Industries USA, Inc.	200	7,318
	Waste Management, Inc.	9,600	315,168
	Watsco, Inc. Class A	1,400	53,200
	Watson Wyatt & Co. Holdings	1,600	84,880
#	Watts Water Technologies, Inc.	2,900	80,388
*	WCA Waste Corp.	900	5,490
	Werner Enterprises, Inc.	9,600	170,784
*	WESCO International, Inc.	200	8,000
#	Western Refining, Inc.	600	11,952
	Woodward Governor Co.	400	11,428
Total Industrials			38,906,090

Information Technology — (13.1%)
*	Acacia Research-Acacia Technologies	900	5,877
*	Actel Corp.	3,400	40,290
*	ActivIdentity Corp.	8,553	26,258
*	Activision, Inc.	1,400	38,150
*	Actuate Corp.	5,072	24,346
*	Adaptec, Inc.	16,858	44,674
*	ADC Telecommunications, Inc.	11,900	162,673
*	Adobe Systems, Inc.	3,600	121,140
	Adtran, Inc.	6,600	121,572
*	Advanced Analogic Technologies, Inc.	896	5,824
*	Advanced Energy Industries, Inc.	300	3,846
* #	Advanced Micro Devices, Inc.	12,300	88,683
*	Advent Software, Inc.	1,300	58,422
*	Aetrium, Inc.	400	1,876

33

*	Agilent Technologies, Inc.	1,300	$39,793
	Agilysys, Inc.	300	3,801
	Altera Corp.	5,500	94,105
	American Software, Inc. Class A	700	5,950
*	AMIS Holdings, Inc.	700	4,774
*	Amkor Technology, Inc.	1,400	16,394
	Amphenol Corp.	3,200	118,304
*	Amtech Systems, Inc.	800	9,976
* #	Anadigics, Inc.	7,400	52,096
	Analog Devices, Inc.	1,600	43,072
*	Anixter International, Inc.	2,200	143,858
*	Ansoft Corp.	800	19,456
*	Answerthink, Inc.	6,300	25,515
*	Ansys, Inc.	1,200	44,844
*	Apple, Inc.	2,400	300,048
	Applied Materials, Inc.	23,400	448,578
*	Applied Micro Circuits Corp.	2,663	19,786
*	Ariba, Inc.	10,948	97,656
*	Arris Group, Inc.	800	4,600
*	Arrow Electronics, Inc.	11,000	358,710
*	Art Technology Group, Inc.	800	2,704
*	Aspen Technology, Inc.	2,700	30,240
*	Atheros Communications	300	7,296
	Atlantic Tele-Network, Inc.	1,900	58,425
*	Atmel Corp.	8,900	28,925
*	ATMI, Inc.	3,100	84,754
*	Autobytel, Inc.	5,901	15,933
*	Autodesk, Inc.	1,500	46,635
	Automatic Data Processing, Inc.	3,600	143,820
	Avici Systems, Inc.	2,300	17,641
* #	Avid Technology, Inc.	5,900	143,783
*	Avnet, Inc.	5,900	198,889
*	Avocent Corp.	4,600	76,958
	AVX Corp.	15,800	198,132
*	Aware, Inc.	363	1,448
*	AXT, Inc.	1,800	9,936
* #	Bankrate, Inc.	1,500	63,390
*	BEA Systems, Inc.	400	7,628
	Bel Fuse, Inc. Class B	1,200	32,724
*	Bell Microproducts, Inc.	4,900	16,415
*	Benchmark Electronics, Inc.	6,600	110,880
	Black Box Corp.	400	12,400
	Blackbaud, Inc.	400	10,456
*	Blackboard, Inc.	1,500	43,155
*	Blue Coat Systems, Inc.	1,900	44,612
*	BMC Software, Inc.	700	22,596
*	Bookham, Inc.	13,800	20,148
*	Bottomline Technologies, Inc.	1,300	16,692
*	Brightpoint, Inc.	7,500	77,550
*	Broadcom Corp.	2,700	51,057
	Broadridge Financial Solutions, Inc.	4,800	91,920
*	Brocade Communications Systems, Inc.	12,800	98,432
*	BSQUARE Corp.	500	2,160
	CA, Inc.	3,400	77,792
*	Cabot Microelectronics Corp.	3,100	103,819

34

*	CACI International, Inc. Class A	2,700	$117,882
*	Cadence Design Systems, Inc.	9,200	97,704
*	California Micro Devices Corp.	800	2,560
*	Callidus Software, Inc.	1,000	4,910
*	CallWave, Inc.	900	2,286
	CAM Commerce Solutions, Inc.	100	3,768
*	Captaris, Inc.	4,300	14,921
*	Cascade Microtech, Inc.	1,300	9,971
*	Catalyst Semiconductor, Inc.	2,900	11,629
*	Catapult Communications Corp.	900	5,616
*	CEVA, Inc.	400	3,412
*	Checkpoint Systems, Inc.	2,300	55,660
*	Chordiant Software, Inc.	400	2,304
* #	Ciena Corp.	8,400	216,972
*	Cirrus Logic, Inc.	4,100	21,074
*	Cisco Sytems, Inc.	54,895	1,337,791
*	Citrix Systems, Inc.	1,300	42,809
*	CMGI, Inc.	6,450	74,110
*	CNET Networks, Inc.	15,500	112,530
*	Cogent, Inc.	10,028	100,280
	Cognex Corp.	6,200	119,846
*	Cognizant Technology Solutions Corp.	2,200	66,462
*	Coherent, Inc.	1,800	51,192
	Cohu, Inc.	2,300	35,972
* #	CommScope, Inc.	1,500	62,820
*	Computer Sciences Corp.	11,800	512,710
*	Compuware Corp.	18,800	149,648
*	Comtech Telecommunications Corp.	1,100	47,718
*	Concur Technologies, Inc.	2,700	78,948
*	Convergys Corp.	600	8,664
	Corning, Inc.	17,300	401,879
*	CPI International, Inc.	1,400	14,560
*	Credence Systems Corp.	1,500	2,130
* #	Cree, Inc.	5,100	157,590
*	Cyberoptics Corp.	1,118	11,650
*	Cybersource Corp.	2,000	29,220
*	Cymer, Inc.	1,500	42,495
* #	Cypress Semiconductor Corp.	22,000	478,280
	Daktronics, Inc.	4,100	70,848
*	DealerTrack Holdings, Inc.	3,200	65,504
*	Dell, Inc.	17,700	351,345
#	Diebold, Inc.	600	14,472
*	Digi International, Inc.	3,240	34,117
*	Digimarc Corp.	3,480	31,216
* #	Digital River, Inc.	2,300	75,049
*	Diodes, Inc.	4,900	110,593
*	Dolby Laboratories, Inc.	800	35,400
*	Dot Hill Systems Corp.	3,600	12,888
*	DSP Group, Inc.	600	6,960
*	DST Systems, Inc.	3,300	231,858
*	DTS, Inc.	700	17,031
*	Dycom Industries, Inc.	5,500	62,920
*	Dynamics Research Corp.	485	4,685
*	EarthLink, Inc.	8,300	60,009
*	eBay, Inc.	16,500	434,940

35

* #	Echelon Corp.	1,500	$16,845
*	EchoStar Holding Corp. Series A	280	11,217
*	Electronic Arts, Inc.	2,400	113,496
	Electronic Data Systems Corp.	49,600	859,072
*	Electronics for Imaging, Inc.	5,000	75,300
*	Elixir Gaming Technologies, Inc.	2,200	6,424
*	EMC Corp.	43,900	682,206
*	EMCORE Corp.	1,000	11,050
*	Emulex Corp.	5,000	74,400
*	Endwave Corp.	200	1,400
*	Entorian Technologies, Inc.	1,369	1,930
*	Epicor Software Corp.	2,700	29,889
*	EPIQ Systems, Inc.	2,600	35,360
* #	Equinix, Inc.	1,845	127,951
*	eSpeed, Inc.	2,600	30,186
* #	Euronet Worldwide, Inc.	4,300	92,880
*	Exar Corp.	900	7,074
*	Excel Technology, Inc.	352	9,075
*	Extreme Networks, Inc.	13,291	40,006
*	F5 Networks, Inc.	4,110	91,078
	Factset Research Systems, Inc.	1,900	100,016
	Fair Isaac Corp.	6,300	146,160
*	Fairchild Semiconductor Corp. Class A	12,900	143,835
*	FalconStor Software, Inc.	2,300	19,136
*	Faro Technologies, Inc.	900	29,475
*	FEI Co.	3,500	71,365
	Fidelity National Information Services, Inc.	1,600	66,384
*	Finisar Corp.	1,000	1,610
*	Fiserv, Inc.	4,600	242,052
*	Flir Systems, Inc.	2,700	76,842
*	FormFactor, Inc.	1,400	25,102
*	Forrester Research, Inc.	3,300	87,912
* #	FortuNet, Inc.	900	6,183
*	Foundry Networks, Inc.	14,800	175,676
	Frequency Electronics, Inc.	600	5,154
*	Gartner Group, Inc.	300	5,673
*	Gerber Scientific, Inc.	3,200	27,840
	Global Payments, Inc.	7,600	301,492
*	Google, Inc.	1,600	753,888
*	Greenfield Online, Inc.	2,300	31,119
*	GSE Systems, Inc.	200	2,060
*	Guidance Software, Inc.	400	4,312
*	Harmonic, Inc.	5,700	50,787
	Harris Corp.	1,500	73,245
*	Harris Stratex Networks, Inc. Class A	3,300	33,132
	Heartland Payment Systems, Inc.	2,300	50,669
	Henry Jack & Associates, Inc.	6,700	157,651
*	Hewitt Associates, Inc. Class A	1,400	55,244
	Hewlett-Packard Co.	46,200	2,206,974
*	hi/fn, Inc.	700	3,843
*	Hittite Microwave Corp.	1,300	43,043
*	Hutchinson Technology, Inc.	1,800	30,240
*	Hypercom Corp.	7,700	28,567
*	I.D. Systems, Inc.	1,776	12,681
* #	i2 Technologies, Inc.	700	9,100

36

	iBasis, Inc.	700	$2,842
*	iGATE Capital Corp.	6,633	52,533
*	Ikanos Communications	4,700	21,432
*	Immersion Corp.	1,600	13,488
*	Informatica Corp.	6,200	108,252
	InfoSpace, Inc.	4,500	45,855
	infoUSA, Inc.	3,000	22,830
*	Ingram Micro, Inc.	19,800	302,346
*	Innodata Isogen, Inc.	951	5,230
*	Insight Enterprises, Inc.	4,400	77,132
	Integral Systems, Inc.	600	14,604
*	Integrated Device Technology, Inc.	28,200	236,598
*	Integrated Silicon Solution, Inc.	717	4,280
	Intel Corp.	54,980	1,096,851
*	Interactive Intelligence, Inc.	606	8,642
*	Intermec, Inc.	7,200	158,688
*	Internap Network Services Corp.	3,300	23,100
	International Business Machines Corp.	2,700	307,422
*	International Rectifier Corp.	9,060	206,296
*	Internet Capital Group, Inc.	1,200	10,440
	Intersil Corp.	16,500	383,955
*	Intervoice, Inc.	3,200	22,624
*	Interwoven, Inc.	1,700	23,035
*	Intevac, Inc.	2,700	34,668
*	Intuit, Inc.	5,100	135,456
*	Iomega Corp.	8,800	26,840
*	iPass, Inc.	8,713	24,222
*	iPCS, Inc.	1,100	20,867
*	Iron Mountain, Inc.	300	9,024
*	Itron, Inc.	3,500	333,655
*	Ixia	6,330	47,538
*	IXYS Corp.	4,700	33,135
*	j2 Global Communications, Inc.	1,100	23,672
	Jabil Circuit, Inc.	26,000	335,920
*	JDA Software Group, Inc.	2,600	44,382
*	JDS Uniphase Corp.	23,378	307,421
*	Juniper Networks, Inc.	3,100	83,142
*	Jupitermedia Corp.	700	2,303
	Keithley Instruments, Inc.	1,300	11,765
*	Key Tronic Corp.	500	1,590
	KLA-Tencor Corp.	5,100	214,251
*	Kopin Corp.	8,587	23,357
*	Kratos Defense & Security Solutions, Inc.	11,955	21,758
*	Kulicke & Soffa Industries, Inc.	2,500	12,875
*	KVH Industries, Inc.	2,164	18,784
*	L-1 Identity Solutions, Inc.	10,000	119,600
* #	Lam Research Corp.	6,700	269,608
* #	Lawson Software, Inc.	4,400	34,320
*	Leadis Technolgies, Inc.	1,729	3,423
*	LeCroy Corp.	1,700	13,413
*	Lexmark International, Inc.	10,000	330,300
	Linear Technology Corp.	2,400	66,504
*	Lionbridge Technologies, Inc.	8,466	30,054
*	Littlefuse, Inc.	3,200	99,744
*	LoJack Corp.	300	3,744

37

*	LookSmart, Ltd.	1,300	$4,693
*	Loral Space & Communications, Inc.	2,900	70,354
*	LSI Corp.	1,200	6,048
*	Lumera Corp.	1,131	2,692
*	Macrovision Corp.	1,000	15,290
*	Magma Design Automation, Inc.	1,900	18,658
*	Management Network Group, Inc.	2,089	4,470
*	Manhattan Associates, Inc.	600	13,236
*	ManTech International Corp. Class A	2,000	88,160
#	Marchex, Inc. Class B	3,000	26,490
*	Mastec, Inc.	200	1,742
*	Mattson Technology, Inc.	7,400	43,956
	Maximus, Inc.	800	29,056
* #	Maxwell Technologies, Inc.	300	3,123
*	McAfee, Inc.	10,100	336,027
*	MEMC Electronic Materials, Inc.	1,500	114,420
*	Mentor Graphics Corp.	8,283	75,375
*	Mercury Computer Systems, Inc.	1,300	8,333
*	Merix Corp.	800	2,176
*	Metavante Technologies, Inc.	466	10,098
	Methode Electronics, Inc.	200	2,130
	Micrel, Inc.	3,668	26,960
#	Microchip Technology, Inc.	4,025	123,889
*	Micron Technology, Inc.	26,300	197,776
*	Micros Systems, Inc.	4,200	134,568
*	Microsemi Corp.	7,400	160,950
	Microsoft Corp.	27,700	753,994
*	MicroStrategy, Inc.	300	19,956
*	Microtune, Inc.	2,100	10,584
*	MIPS Technologies, Inc.	400	1,484
*	Moldflow Corp.	1,581	26,339
	Molex, Inc.	300	6,759
	Molex, Inc. Class A	2,800	60,956
#	MoneyGram International, Inc.	500	1,830
*	Monolithic Power Systems	2,684	44,662
*	MoSys, Inc.	1,000	4,700
	Motorola, Inc.	84,700	844,459
*	MPS Group, Inc.	1,600	18,240
*	MSC. Software Corp.	6,052	76,679
	MTS Systems Corp.	1,000	31,190
*	Multi-Fineline Electronix, Inc.	3,200	68,064
*	Nanometrics, Inc.	600	3,822
*	Napco Security Systems, Inc.	300	1,650
	National Instruments Corp.	1,500	38,790
	National Semiconductor Corp.	5,000	82,350
*	NCI, Inc.	200	3,544
*	NCR Corp.	11,900	263,704
*	NETGEAR, Inc.	4,300	93,826
* #	Netlogic Microsystems, Inc.	1,200	28,320
*	NetScout Systems, Inc.	2,000	18,580
* #	Network Appliance, Inc.	6,000	129,720
*	Network Equipment Technologies, Inc.	4,300	24,510
	NIC, Inc.	1,200	7,224
*	Novatel Wireless, Inc.	300	3,174
*	Novell, Inc.	10,149	75,610

38

*	Novellus Systems, Inc.	12,000	$264,960
*	Nuance Communications, Inc.	10,900	179,305
*	Nvidia Corp.	300	6,417
*	Omniture, Inc.	3,600	82,728
* #	OmniVision Technologies, Inc.	6,300	99,918
*	ON Semiconductor Corp.	13,000	78,000
*	Online Resources Corp.	500	5,120
*	Oplink Communications, Inc.	2,500	31,075
*	OPNET Technologies, Inc.	3,032	24,135
*	Oracle Corp.	35,500	667,400
*	Orthovita, Inc.	4,000	11,480
*	OSI Systems, Inc.	300	6,345
*	OYO Geospace Corp.	500	24,070
*	Packeteer, Inc.	1,268	5,668
* #	Palm, Inc.	9,100	58,877
*	PAR Technology Corp.	800	6,336
* #	Parametric Technology Corp.	6,515	99,745
	Park Electrochemical Corp.	800	18,840
* #	Parkervision, Inc.	200	1,738
	Paychex, Inc.	2,600	81,796
*	PC Connection, Inc.	3,100	30,783
*	PC-Tel, Inc.	2,937	19,619
*	PDF Solutions, Inc.	800	4,560
	Pegasystems, Inc.	1,900	17,860
*	Perficient, Inc.	2,700	22,815
*	Performance Technologies, Inc.	600	2,814
*	Pericom Semiconductor Corp.	2,200	29,326
*	Perot Systems Corp.	12,100	166,859
*	Pervasive Software, Inc.	1,100	4,213
*	Phoenix Technologies, Ltd.	1,200	19,812
*	Photon Dynamics, Inc.	500	5,175
*	Planar Systems, Inc.	1,000	4,660
	Plantronics, Inc.	3,300	62,238
*	PLATO Learning, Inc.	1,740	6,612
* #	Plexus Corp.	4,300	106,511
*	PLX Technology, Inc.	2,600	16,796
*	PMC-Sierra, Inc.	12,600	60,354
*	Polycom, Inc.	10,100	220,180
*	Power Integrations, Inc.	1,460	38,398
* #	Powerwave Technologies, Inc.	4,200	12,012
*	Presstek, Inc.	5,200	24,440
*	Progress Software Corp.	4,200	119,868
	QAD, Inc.	1,100	9,614
*	QLogic Corp.	5,700	90,345
	QUALCOMM, Inc.	17,300	733,001
*	Quantum Corp.	16,900	42,250
*	QuickLogic Corp.	420	1,256
*	Rackable Systems, Inc.	2,200	20,328
*	Radiant Systems, Inc.	2,500	35,700
*	RadiSys Corp.	3,643	34,645
*	RAE Systems, Inc.	2,700	6,210
*	Rambus, Inc.	300	5,409
*	RealNetworks, Inc.	19,400	113,490
*	Red Hat, Inc.	4,400	78,452
	Relm Wireless Corp.	700	1,575

39

#	Renaissance Learning, Inc.	600	$7,896
*	RF Micro Devices, Inc.	15,900	50,085
*	RF Monolithics, Inc.	400	2,124
	Richardson Electronics, Ltd.	700	3,024
*	RightNow Technologies, Inc.	1,400	16,002
*	Rimage Corp.	400	9,208
*	Rofin-Sinar Technologies, Inc.	400	15,748
*	Rogers Corp.	1,500	47,520
*	Rudolph Technologies, Inc.	1,800	15,678
*	Saba Software, Inc.	2,300	7,843
*	Safeguard Scientifics, Inc.	3,200	4,928
*	Salesforce.com, Inc.	2,355	140,641
* #	Sandisk Corp.	10,600	249,630
*	Sapient Corp.	3,600	26,568
*	ScanSource, Inc.	1,500	50,955
*	SCM Microsystems, Inc.	826	2,461
*	Seachange International, Inc.	4,100	24,190
*	Secure Computing Corp.	9,400	76,328
*	Semitool, Inc.	1,900	14,934
*	Semtech Corp.	5,600	71,344
*	SI International, Inc.	1,720	42,794
*	Sigma Designs, Inc.	300	8,835
*	Sigmatel, Inc.	2,554	7,432
*	Silicon Image, Inc.	10,712	49,061
*	Silicon Laboratories, Inc.	7,800	241,410
*	Silicon Storage Technology, Inc.	14,231	40,274
*	SiRF Technology Holdings, Inc.	3,200	20,704
*	Skyworks Solutions, Inc.	9,400	77,644
*	SM&A	1,100	6,809
* #	Smith Micro Software, Inc.	200	1,024
*	Sonic Solutions, Inc.	1,500	13,545
*	SonicWALL, Inc.	500	4,165
* #	Sonus Networks, Inc.	8,200	27,224
*	Spectrum Control, Inc.	2,200	19,822
*	SPSS, Inc.	1,700	64,651
*	SRA International, Inc.	5,300	127,200
*	Standard Microsystems Corp.	500	14,175
	StarTek, Inc.	2,300	19,803
*	STEC, Inc.	1,600	11,648
* #	Stratasys, Inc.	400	7,504
*	Sun Microsystems, Inc.	14,800	242,720
* #	SunPower Corp. Class A	200	13,144
*	Supertex, Inc.	1,200	24,840
*	SupportSoft, Inc.	6,250	21,937
*	Sybase, Inc.	5,100	135,762
*	Sycamore Networks, Inc.	36,049	125,811
*	Sykes Enterprises, Inc.	5,725	96,123
*	Symantec Corp.	32,177	541,861
*	Symmetricom, Inc.	6,413	21,932
* #	Synaptics, Inc.	2,600	69,654
* #	Synchronoss Technologies, Inc.	300	4,824
*	SYNNEX Corp.	4,400	91,564
*	Synopsys, Inc.	16,900	392,249
*	Synplicity, Inc.	600	3,330
#	Syntel, Inc.	400	10,892

40

* #	Take-Two Interactive Software, Inc.	2,300	$60,950
*	Tech Data Corp.	7,600	253,460
	Technitrol, Inc.	5,900	129,859
*	TechTeam Global, Inc.	1,396	12,215
*	Techwell, Inc.	1,800	17,964
*	Tekelec	4,000	47,640
*	TeleCommunication Systems, Inc.	500	1,550
*	Tellabs, Inc.	7,300	48,034
*	Telular Corp.	520	1,830
*	Teradyne, Inc.	6,100	73,139
* #	Terremark Worldwide, Inc.	3,500	17,500
*	Tessera Technologies, Inc.	1,000	23,560
	Texas Instruments, Inc.	14,300	428,428
*	The Knot, Inc.	1,200	13,860
	TheStreet.com, Inc.	1,700	15,402
*	THQ, Inc.	2,900	54,259
*	TIBCO Software, Inc.	11,000	77,550
	Total System Services, Inc.	3,404	75,671
*	Transact Technologies, Inc.	500	2,440
* #	Trimble Navigation, Ltd.	11,400	311,676
*	Triquint Semiconductor, Inc.	18,646	88,009
*	TTM Technologies, Inc.	2,700	29,754
*	Tyler Technologies, Inc.	3,400	47,090
*	Ultimate Software Group, Inc.	1,000	27,260
*	Ultra Clean Holdings, Inc.	3,100	29,760
*	Ultratech, Inc.	3,800	36,594
*	Unisys Corp.	1,000	4,130
	United Online, Inc.	9,005	89,870
*	Universal Display Corp.	1,100	18,744
* #	UTStarcom, Inc.	14,703	41,462
*	ValueClick, Inc.	8,800	169,928
*	Varian Semiconductor Equipment Associates, Inc.	4,000	135,120
*	Veeco Instruments, Inc.	1,800	27,900
* #	VeriFone Holdings, Inc.	1,100	22,715
*	VeriSign, Inc.	2,300	80,040
*	Viasat, Inc.	2,000	41,940
*	Video Display Corp.	500	3,945
*	Virage Logic Corp.	2,100	13,482
*	Vishay Intertechnology, Inc.	1,200	10,956
*	Vocus, Inc.	300	7,368
*	Volterra Semiconductor Corp.	2,500	21,625
*	Vyyo, Inc.	100	145
*	Websense, Inc.	2,700	52,569
*	Website Pros, Inc.	3,300	36,432
*	Westell Technologies, Inc.	1,000	1,760
* #	Western Digital Corp.	3,400	104,958
*	Wind River Systems, Inc.	11,300	81,699
*	WPCS International, Inc.	500	3,240
*	Wright Express Corp.	2,000	57,880
	Xerox Corp.	22,540	331,338
	Xilinx, Inc.	5,800	129,688
*	X-Rite, Inc.	4,100	33,579
*	Yahoo!, Inc.	9,900	275,022
*	Zebra Technologies Corp. Class A	7,300	243,236
*	Zones, Inc.	500	4,640

41

*	Zoran Corp.	6,739	$92,526
*	Zygo Corp.	400	5,096
Total Information Technology			39,670,695

Materials — (5.6%)
	A.M. Castle & Co.	600	13,338
*	AEP Industries, Inc.	500	15,195
	Air Products & Chemicals, Inc.	1,300	118,729
	AK Steel Holding Corp.	600	31,572
	Albemarle Corp.	6,300	239,022
	Alcoa, Inc.	31,370	1,165,082
	Allegheny Technologies, Inc.	1,100	85,085
	AMCOL International Corp.	1,800	51,876
	American Vanguard Corp.	1,200	18,132
*	Amerigon, Inc.	500	9,080
	Aptargroup, Inc.	3,200	119,936
	Arch Chemicals, Inc.	3,500	122,185
*	Arrowhead Research Corp.	4,100	10,004
	Ashland, Inc.	8,600	379,862
	Balchem Corp.	1,827	36,613
	Ball Corp.	5,400	238,140
* #	Basin Water, Inc.	1,100	8,547
	Bemis Co., Inc.	6,600	163,812
*	Brush Engineered Materials, Inc.	1,800	50,004
	Cabot Corp.	600	16,440
#	Calgon Carbon Corp.	3,400	55,556
*	Caraustar Industries, Inc.	690	1,518
	Carpenter Technology Corp.	2,800	175,924
	Celanese Corp. Class A	600	23,340
*	Century Aluminum Co.	2,300	152,099
	CF Industries Holdings, Inc.	400	48,832
	Chemtura Corp.	21,400	176,764
	Cleveland-Cliffs, Inc.	1,000	119,460
* #	Coeur d’Alene Mines Corp.	24,600	118,572
	Commercial Metals Co.	10,900	332,014
	Compass Minerals International, Inc.	600	34,152
*	Core Molding Technologies, Inc.	300	2,130
*	Crown Holdings, Inc.	1,700	42,347
	Cytec Industries, Inc.	4,800	274,944
	Deltic Timber Corp.	1,600	76,064
	Dow Chemical Co.	35,100	1,322,919
	duPont (E.I.) de Nemours & Co., Inc.	9,800	454,916
	Eagle Materials, Inc.	5,600	199,136
	Eastman Chemical Co.	4,200	276,402
	Ecolab, Inc.	1,600	74,864
	Ferro Corp.	3,000	48,300
* #	Flotek Industries, Inc.	200	4,546
	FMC Corp.	300	16,983
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,000	201,720
	General Maritime Corp.	1,300	30,602
	Gibraltar Industries, Inc.	1,700	18,581
	Glatfelter Co.	5,985	78,822
*	Graphic Packaging Corp.	27,800	85,624
	Greif, Inc. Class A	1,100	71,929
*	H&E Equipment Services, Inc.	970	15,132

42

	H.B. Fuller Co.	3,900	$88,725
*	Haynes International, Inc.	1,000	56,810
*	Headwaters, Inc.	5,900	72,334
* #	Hecla Mining Co.	6,600	75,900
	Hercules, Inc.	2,900	53,128
*	ICO, Inc.	1,000	7,790
	International Flavors & Fragrances, Inc.	1,800	77,634
	International Paper Co.	20,100	637,170
*	Ion Geophysical Corp.	7,100	94,359
	Kaiser Aluminum Corp.	1,000	73,350
	KMG Chemicals, Inc.	300	4,878
	Kronos Worldwide, Inc.	300	5,550
*	Landec Corp.	1,200	11,256
	Louisiana-Pacific Corp.	13,880	151,014
* #	LSB Industries, Inc.	600	14,310
	Lubrizol Corp.	4,200	244,860
#	Martin Marietta Materials, Inc.	200	21,520
*	Material Sciences Corp.	228	1,683
	MeadWestavco Corp.	13,000	333,580
*	Metalico, Inc.	2,900	33,727
	Minerals Technologies, Inc.	1,700	102,476
*	Mines Management, Inc.	1,300	5,460
	Monsanto Co.	4,300	497,424
	Nalco Holding Co.	14,800	319,680
	Neenah Paper, Inc.	2,100	54,705
	NewMarket Corp.	200	13,390
	Newmont Mining Corp.	9,300	475,881
	NL Industries, Inc.	2,200	23,892
	NN, Inc.	300	2,922
*	Northwest Pipe Co.	155	6,470
	Nucor Corp.	4,000	258,280
	Olin Corp.	3,800	73,036
	Olympic Steel, Inc.	400	16,520
*	OM Group, Inc.	800	48,424
*	OMNOVA Solutions, Inc.	2,300	8,970
*	Owens-Illinois, Inc.	300	16,935
	Packaging Corp. of America	11,800	268,922
*	Pactiv Corp.	8,200	207,624
*	Patriot Coal Corp.	20	1,074
	Penford Corp.	1,200	26,268
*	Peoplesupport, Inc.	400	4,644
*	PolyOne Corp.	11,600	75,400
#	PPG Industries, Inc.	200	12,396
	Praxair, Inc.	2,500	200,700
	Quaker Chemical Corp.	300	7,050
	Quanex Corp.	1,000	51,450
	Reliance Steel & Aluminum Co.	300	16,653
	Rock-Tenn Co. Class A	2,500	67,075
*	Rockwood Holdings, Inc.	8,200	251,658
	Rohm & Haas Co.	10,400	557,544
*	Rosetta Resources, Inc.	3,000	61,380
#	Royal Gold, Inc.	1,100	34,661
	RPM International, Inc.	2,500	52,275
* #	RTI International Metals, Inc.	2,400	131,688
	Schnitzer Steel Industries, Inc. Class A	400	26,188

43

	Schweitzer-Maudoit International, Inc.	2,300	$52,831
	Scotts Miracle-Gro Co. Class A	1,600	56,944
	Sealed Air Corp.	10,600	256,626
	Sensient Technologies Corp.	1,500	40,410
	Sigma-Aldrich Corp.	200	11,004
	Silgan Holdings, Inc.	1,300	60,762
*	Smurfit-Stone Container Corp.	11,601	92,228
*	Solitario Resources Corp.	500	2,890
	Southern Copper Corp.	2,300	262,453
	Steel Dynamics, Inc.	1,600	93,216
	Stepan Co.	900	30,690
* #	Stillwater Mining Co.	5,300	108,809
*	Symyx Technologies, Inc.	3,500	22,925
	Temple-Inland, Inc.	3,200	43,936
*	Terra Industries, Inc.	1,300	58,773
#	Texas Industries, Inc.	800	46,080
*	The Mosaic Co.	3,500	389,550
	Titanium Metals Corp.	1,800	37,116
*	U.S. Gold Corp.	3,300	11,583
*	United States Lime & Minerals, Inc.	800	23,960
	United States Steel Corp.	2,300	249,435
*	Universal Stainless & Alloy Products, Inc.	900	27,351
	Valhi, Inc.	4,300	83,119
	Valspar Corp.	6,900	149,661
	Vulcan Materials Co.	6,000	420,600
*	W.R. Grace & Co.	3,200	67,936
	Wausau Paper Corp.	7,100	55,664
	Westlake Chemical Corp.	1,000	16,140
	Weyerhaeuser Co.	7,700	471,240
	Worthington Industries, Inc.	9,900	174,141
* #	Zoltek Companies, Inc.	3,000	68,640
Total Materials			16,952,252

Telecommunication Services — (2.2%)
	Alaska Communications Systems Group, Inc.	1,900	21,527
*	American Tower Corp.	4,900	188,356
*	Arbinet-thexchange, Inc.	1,956	9,780
	AT&T, Inc.	21,200	738,396
*	Cbeyond, Inc.	1,200	19,668
*	Centennial Communications Corp.	6,600	34,782
	CenturyTel, Inc.	7,300	264,187
*	Cincinnati Bell, Inc.	11,400	44,232
	Citizens Communications Co.	11,300	121,362
*	Clear Channel Outdoor Holdings, Inc.	200	4,652
* #	Cogent Communications Group, Inc.	2,200	42,856
	Consolidated Communications Holdings, Inc.	900	12,969
*	Crown Castle International Corp.	3,000	108,270
	D&E Communications, Inc.	1,800	19,602
	Embarq Corp.	1,555	65,217
	FairPoint Communications, Inc.	4,400	43,296
*	FiberTower Corp.	155	232
*	General Communications, Inc. Class A	800	4,632
	Hickory Tech Corp.	100	916
	IDT Corp. Class B	2,700	15,822
	Iowa Telecommunications Services, Inc.	2,700	42,741

44

*	LCC International, Inc. Class A	600	$984
*	NeuStar, Inc.	500	12,830
* #	Nextwave Wireless, Inc.	12,700	68,453
* #	NII Holdings, Inc.	400	15,892
*	PAETEC Holding Corp.	6,300	48,636
*	Premiere Global Services, Inc.	3,400	48,042
	Qwest Communications International, Inc.	2,100	11,340
#	Regal Entertainment Group	5,700	112,461
*	SBA Communications Corp.	3,400	105,570
	Shenandoah Telecommunications Co.	400	5,956
	Sprint Nextel Corp.	39,900	283,689
*	Syniverse Holdings, Inc.	7,100	120,345
	Telephone & Data Systems, Inc.	4,000	187,600
	Telephone & Data Systems, Inc. Special Shares	1,000	43,100
* #	Terrestar Corp.	3,200	17,248
*	Time Warner Telecom, Inc.	7,700	122,738
*	United States Cellular Corp.	3,500	220,500
*	USA Mobility, Inc.	200	2,100
	Verizon Communications, Inc.	91,330	3,317,106
	Windstream Corp.	3,100	36,456
*	Xeta Corp.	300	1,263
Total Telecommunication Services			6,585,804

Utilities — (2.7%)
*	AES Corp.	4,000	71,920
	AGL Resources, Inc.	2,200	76,296
	Allegheny Energy, Inc.	200	10,134
	ALLETE, Inc.	2,400	86,496
	Alliant Energy Corp.	1,900	66,006
	Ameren Corp.	3,600	153,720
	American Electric Power Co., Inc.	3,800	155,496
	American States Water Co.	1,400	45,570
	Aqua America, Inc.	5,900	112,336
	Artesian Resources Corp. Class A	200	3,776
	Atmos Energy Corp.	1,400	36,400
	Avista Corp.	800	14,592
	Black Hills Corp.	2,200	78,672
*	Cadiz, Inc.	300	4,476
	California Water Service Group	1,500	56,430
	CenterPoint Energy, Inc.	5,900	86,612
	Central Vermont Public Service Corp.	1,000	23,950
	CH Energy Group, Inc.	1,100	39,358
	Chesapeake Utilities Corp.	700	20,062
	Cleco Corp.	2,700	61,857
	CMS Energy Corp.	2,500	35,975
	Connecticut Water Services, Inc.	879	21,140
	Consolidated Edison, Inc.	3,100	126,759
	Constellation Energy Group	200	17,670
	Delta Natural Gas Co., Inc.	200	5,104
	Dominion Resources, Inc.	400	15,976
	DPL, Inc.	300	7,653
	DTE Energy Co.	2,600	103,662
	Duke Energy Corp.	11,900	208,726
* #	Dynegy, Inc.	9,200	68,080
	Edison International	3,100	153,140

45

*	El Paso Electric Co.	2,700	$55,242
	Empire District Electric Co.	1,800	36,918
	Energen Corp.	200	12,000
	Entergy Corp.	1,000	102,740
#	Equitable Resources, Inc.	1,300	80,106
	Exelon Corp.	5,700	426,645
	Florida Public Utilities Co.	100	1,195
	FPL Group, Inc.	3,900	235,131
	Great Plains Energy, Inc.	2,400	61,032
	Hawaiian Electric Industries, Inc.	3,200	71,872
	IDACORP, Inc.	2,600	77,480
	Integrys Energy Group, Inc.	1,600	73,552
	ITC Holdings Corp.	2,000	106,600
	Laclede Group, Inc.	1,700	58,055
	MDU Resources Group, Inc.	2,000	52,520
	MGE Energy, Inc.	1,700	53,652
	Middlesex Water Co.	1,586	29,896
*	Mirant Corp.	5,100	188,700
	National Fuel Gas Co.	1,900	89,395
	New Jersey Resources Corp.	2,200	101,222
	Nicor, Inc.	1,100	37,510
#	NiSource, Inc.	3,100	53,289
	Northeast Utilities, Inc.	3,400	86,258
	Northwest Natural Gas Co.	1,600	67,264
*	NRG Energy, Inc.	15,200	627,304
	NSTAR	1,100	33,990
	OGE Energy Corp.	900	29,223
	Oneok, Inc.	1,100	51,227
	Ormat Technologies, Inc.	1,200	52,392
	Otter Tail Corp.	2,300	74,635
	Pepco Holdings, Inc.	200	5,054
	PG&E Corp.	3,400	128,044
	Piedmont Natural Gas Co.	2,100	51,660
	Pinnacle West Capital Corp.	1,700	60,435
	PNM Resources, Inc.	4,500	53,280
	Portland General Electric Co.	4,900	114,317
	PPL Corp.	4,300	195,134
	Progress Energy, Inc.	2,800	117,348
	Public Service Enterprise Group, Inc.	1,600	70,560
	Puget Energy, Inc.	700	18,690
	Questar Corp.	9,300	513,825
*	Reliant Energy, Inc.	20,400	465,120
	SCANA Corp.	1,300	49,231
	Sempra Energy	1,300	69,069
	Sierra Pacific Resources	9,400	121,354
	SJW Corp.	2,600	78,572
	South Jersey Industries, Inc.	2,300	78,591
	Southern Co.	6,100	210,633
	Southern Union Co.	4,900	126,028
	Southwest Gas Corp.	2,500	63,975
	Southwest Water Co.	2,300	25,231
	TECO Energy, Inc.	6,000	89,880
	UGI Corp.	1,700	43,537
	UIL Holdings Corp.	2,000	58,780
	Unisource Energy Corp.	2,000	47,300

46

Vectren Corp.	2,200	$56,694
Westar Energy, Inc.	2,800	63,644
WGL Holdings, Inc.	3,000	93,570
Wisconsin Energy Corp.	200	8,724
Xcel Energy, Inc.	2,000	39,640
York Water Co.	200	3,080
Total Utilities		8,116,089

TOTAL COMMON STOCKS		283,106,590

RIGHTS/WARRANTS — (0.0%)
* Security Bank Corp. Rights 03/10/08	200	11

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	2,137,999	2,137,999

	Face
	Amount
	(000)

SECURITIES LENDING COLLATERAL — (5.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $55,714,903 FHLMC, rates ranging from 5.000% to 7.500%, maturities ranging from 05/01/16 to 10/01/37 & GNMA 6.500%, 11/15/37, valued at $17,796,444) to be repurchased at $17,282,636	$17,278	17,278,100

TOTAL INVESTMENTS - (100.0%) (Cost $322,663,940) ##		$302,522,700

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$285,244,600
Level 2 – Other Significant Observable Inputs	17,278,100
Level 3 – Significant Unobservable Inputs	—
Total	$302,522,700

47

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

U.S. SMALL CAP PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Small Cap Series of
The DFA Investment Trust Company	186,597,731	$2,507,873,505
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,528,753,035)##		$2,507,873,505

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,507,873,505
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$2,507,873,505

U.S. MICRO CAP PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The U.S. Micro Cap Series of
The DFA Investment Trust Company	464,827,245	$4,048,645,304
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $4,054,544,977)##		$4,048,645,304

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$4,048,645,304
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$4,048,645,304

DFA REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †
COMMON STOCKS — (76.1%)
Real Estate Investment Trusts — (76.1%)
#	Acadia Realty Trust	324,300	$7,429,713
	Agree Realty Corp.	78,700	2,204,387
# *	Alexander’s, Inc.	48,900	14,789,805
#	Alexandria Real Estate Equities, Inc.	323,550	29,701,890
#	AMB Property Corp.	1,005,165	50,439,180
#	American Campus Communites, Inc.	276,886	7,226,725
	American Financial Realty Trust	1,309,272	10,120,673
	American Land Lease, Inc.	79,428	1,637,805
* •	AmeriVest Properties, Inc.	188,600	75,440
	Apartment Investment & Management Co. Class A	1,016,403	35,015,083
#	Ashford Hospitality Trust	1,231,457	8,189,189
	Associated Estates Realty Corp.	166,021	1,635,307
#	AvalonBay Communities, Inc.	797,656	73,727,344
#	BioMed Realty Trust, Inc.	664,455	14,564,854
#	Boston Properties, Inc.	1,209,400	104,213,998
#	Brandywine Realty Trust	875,236	14,651,451
#	BRE Properties, Inc. Class A	515,415	22,193,770
#	Camden Property Trust	563,811	26,775,384
	CBL & Associates Properties, Inc.	666,989	15,574,193
	Cedar Shopping Centers, Inc.	444,991	5,170,795
*	Cogdell Spencer, Inc.	27,800	425,340
#	Colonial Properties Trust	470,001	11,449,224
#	Commercial Net Lease Realty	727,904	15,067,613
#	Corporate Office Properties Trust	479,600	14,694,944
#	Cousins Properties, Inc.	523,543	12,701,153
#	DCT Industrial Trust, Inc.	429,087	3,844,620
#	Developers Diversified Realty Corp.	1,231,912	47,502,527
	DiamondRock Hospitality Co.	956,968	11,952,530
#	Digital Realty Trust, Inc.	657,317	23,597,680
#	Douglas Emmett, Inc.	1,104,088	23,395,625
	Duke Realty Corp.	1,466,622	33,614,976
	EastGroup Properties, Inc.	241,663	10,253,761
	Education Realty Trust, Inc.	286,171	3,645,819
	Entertainment Properties Trust	285,079	13,361,653
#	Equity Lifestyle Properties, Inc.	247,257	11,294,700
#	Equity One, Inc.	745,676	15,957,466
#	Equity Residential	2,718,020	103,774,004
#	Essex Property Trust, Inc.	255,600	26,848,224
	Extra Space Storage, Inc.	662,594	9,985,292
#	Federal Realty Investment Trust	595,052	42,653,327
	FelCor Lodging Trust, Inc.	628,001	7,925,373
#	Feldman Mall Properties, Inc.	130,464	474,889
#	First Industrial Realty Trust, Inc.	453,396	13,774,170

1

	First Potomac Realty Trust	246,169	$3,847,621
#	General Growth Properties, Inc.	2,451,789	86,572,670
#	Glimcher Realty Trust	381,500	4,425,400
	GMH Communities Trust	415,100	3,719,296
*	Golf Trust of America, Inc.	67,000	138,690
*	HCP, Inc.	241,000	7,032,380
*	Healthcare Realty Trust, Inc.	116,600	2,773,914
*	Healthcare REIT, Inc.	146,200	6,017,592
	Hersha Hospitality Trust	412,740	3,706,405
	Highwood Properties, Inc.	399,800	11,786,104
*	HMG Courtland Properties, Inc.	2,600	22,360
#	Home Properties, Inc.	337,970	15,553,379
#	Hospitality Properties Trust	948,190	34,447,743
#	Host Marriott Corp.	5,194,068	84,091,961
	HRPT Properties Trust	2,248,591	15,470,306
#	Inland Real Estate Corp.	663,590	9,250,445
#	Kilroy Realty Corp.	331,793	15,736,942
#	Kimco Realty Corp.	2,535,496	85,623,700
	Kite Realty Group Trust	293,420	3,708,829
#	Lasalle Hotel Properties	405,900	11,730,510
#	Lexington Realty Trust	644,712	9,328,983
	Liberty Property Trust	926,754	27,533,861
#	Mack-Cali Realty Corp.	683,631	23,578,433
#	Maguire Properties, Inc.	477,700	10,853,344
* •	Malan Realty Investors, Inc.	19,100	—
	Maxus Realty Trust, Inc.	6,885	68,506
	Medical Properties Trust, Inc.	117,000	1,401,660
	MHI Hospitality Corp.	38,528	300,133
#	Mid-America Apartment Communities, Inc.	259,000	12,558,910
#	Mission West Properties, Inc.	195,659	1,800,063
	Monmouth Real Estate Investment Corp. Class A	211,105	1,709,950
	Nationwide Health Properties, Inc.	216,100	6,554,313
	Omega Healthcare Investors, Inc.	158,400	2,686,464
	One Liberty Properties, Inc.	102,800	1,799,000
#	Parkway Properties, Inc.	154,100	5,509,075
#	Pennsylvania REIT	388,503	9,607,679
	Post Properties, Inc.	440,674	18,534,748
#	ProLogis	2,581,917	139,113,688
	PS Business Parks, Inc.	213,900	10,384,845
#	Public Storage	1,698,768	138,211,764
	Ramco-Gershenson Properties Trust	186,309	4,139,786
#	Realty Income Corp.	1,023,348	23,547,237
	Regency Centers Corp.	704,882	41,834,747
*	Roberts Realty Investors, Inc.	26,400	170,280
#	Saul Centers, Inc.	180,055	8,354,552
	Senior Housing Properties Trust	895,730	19,052,177
#	Simon Property Group, Inc.	2,229,668	186,846,178
	SL Green Realty Corp.	599,713	54,873,740
#	Sovran Self Storage, Inc.	219,265	8,452,666
#	Strategic Hotel Capital, Inc.	743,776	10,591,370
#	Sun Communities, Inc.	184,769	3,765,592
#	Sunstone Hotel Investors, Inc.	600,884	9,409,843
	Supertel Hospitality, Inc.	208,153	1,251,000
#	Tanger Factory Outlet Centers, Inc.	317,100	11,257,050
#	Taubman Centers, Inc.	532,737	25,970,929

2

	The Macerich Co.	734,266	$46,993,024
#	UDR, Inc.	1,358,533	30,363,213
	UMH Properties, Inc.	105,668	1,195,105
	Universal Health Realty Income Trust	27,200	915,824
	Urstadt Biddle Properties, Inc.	76,590	1,159,573
	Urstadt Biddle Properties, Inc. Class A	190,738	2,801,941
	U-Store-It Trust	584,249	5,860,017
*	Ventas, Inc.	210,000	8,782,200
#	Vornado Realty Trust	1,540,565	128,729,611
#	Washington REIT	472,550	15,083,796
#	Weingarten Realty Investors	850,332	27,304,161
#	Winthrop Realty Trust	672,207	3,347,591

TOTAL COMMON STOCKS			2,412,776,765

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $48,540,000 FNMA 3.50%, 03/25/33, valued at $9,020,774) to be repurchased at $8,889,177	$8,887	8,887,000

SECURITIES LENDING COLLATERAL — (23.6%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $817,598,903 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 03/01/21 to 01/01/38, valued at $675,888,717) to be repurchased at $656,374,891	656,203	656,202,638
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $54,012,429 FNMA 5.569%(r), 08/01/34 & 5.664%(r), 02/01/37, valued at $29,272,327) to be repurchased at $28,303,328	28,296	28,295,900
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $78,600,000 FNMA 4.363%(r), 11/01/35 & 6.227%(r), 09/01/36, valued at $67,694,504) to be repurchased at $65,737,700	65,720	65,720,339

TOTAL SECURITIES LENDING COLLATERAL			750,218,877

TOTAL INVESTMENTS - (100.0%) (Cost $3,040,614,376) ##			$3,171,882,642

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,412,701,325
Level 2 – Other Significant Observable Inputs	759,181,317
Level 3 – Significant Unobservable Inputs	—
Total	$3,171,882,642

3

CSTG&E U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.9%)
Consumer Discretionary — (11.4%)
*	1-800-FLOWERS.COM, Inc.	600	$4,824
*	A.C. Moore Arts & Crafts, Inc.	400	3,428
	Aaron Rents, Inc.	1,000	19,620
	Abercrombie & Fitch Co.	400	31,012
	Advance Auto Parts, Inc.	1,300	43,602
* #	Aeropostale, Inc.	1,050	28,203
*	Aftermarket Technology Corp.	700	13,125
*	AH Belo Corp. Series A	600	7,302
	Aldila, Inc.	200	3,250
*	Amazon.com, Inc.	600	38,682
	American Axle & Manufacturing Holdings, Inc.	1,800	35,424
	American Eagle Outfitters, Inc.	600	12,822
*	America’s Car-Mart, Inc.	400	4,360
*	AnnTaylor Stores Corp.	1,200	28,824
*	Apollo Group, Inc. Class A	600	36,828
	Arbitron, Inc.	300	12,576
	ArvinMeritor, Inc.	2,100	23,709
	Asbury Automotive Group, Inc.	800	11,216
*	Ashworth, Inc.	400	1,352
*	Audible, Inc.	700	8,015
*	AutoNation, Inc.	3,700	53,909
*	Autozone, Inc.	200	23,016
*	Ballantyne of Omaha, Inc.	500	2,465
#	Barnes & Noble, Inc.	1,900	53,428
*	Barry (R.G.) Corp.	300	2,394
	Beasley Broadcast Group, Inc.	300	1,665
	Bebe Stores, Inc.	1,700	20,757
*	Bed Bath and Beyond, Inc.	800	22,672
	Belo Corp. Class A	3,000	35,310
	Best Buy Co., Inc.	1,300	55,913
* #	Big Dog Holdings, Inc.	300	3,186
*	Big Lots, Inc.	1,900	32,015
	Black & Decker Corp.	900	61,893
#	Blockbuster, Inc. Class A	1,220	3,709
* #	Blue Nile, Inc.	200	8,832
	Blyth, Inc.	1,100	21,813
	Bob Evans Farms, Inc.	1,000	28,950
	Books-A-Million, Inc.	600	4,974
	BorgWarner, Inc.	1,400	60,354
	Brinker International, Inc.	1,600	29,504
	Brown Shoe Company, Inc.	1,000	14,680
	Buckle, Inc.	600	27,240
*	Buffalo Wild Wings, Inc.	400	9,268

1

	Building Materials Holding Corp.	200	$1,156
* #	Cabela’s, Inc.	1,300	17,615
*	Cache, Inc.	600	5,976
*	California Coastal Communities, Inc.	300	1,533
	Callaway Golf Co.	2,280	34,747
* #	Career Education Corp.	2,100	31,185
* #	CarMax, Inc.	2,300	42,228
*	Carriage Services, Inc.	700	5,530
*	Carter’s, Inc.	1,200	18,516
*	Casual Male Retail Group, Inc.	800	3,088
	Cato Corp. Class A	900	14,094
*	Cavalier Homes, Inc.	700	1,190
*	Cavco Industries, Inc.	300	9,882
	CBRL Group, Inc.	400	14,568
	CBS Corp. Class A	400	9,120
	CBS Corp. Class B	6,200	141,484
*	CEC Entertainment, Inc.	600	16,098
#	Centex Corp.	1,100	24,409
*	Champion Enterprises, Inc.	2,200	19,536
* #	Charter Communications, Inc.	5,800	5,580
*	Cheesecake Factory, Inc.	1,400	29,274
*	Chicos FAS, Inc.	1,100	10,241
*	Chipotle Mexican Grill, Inc. Class B	160	13,747
	Choice Hotels International, Inc.	700	22,715
	Christopher & Banks Corp.	700	7,560
*	Citi Trends, Inc.	200	2,902
*	Coach, Inc.	500	15,160
*	Coinstar, Inc.	800	23,328
*	Coldwater Creek, Inc.	1,000	5,530
	Collectors Universe, Inc.	300	2,793
#	Columbia Sportswear Co.	600	24,798
*	Comcast Corp. Class A	10,200	199,308
*	Comcast Corp. Special Class A Non-Voting	6,900	133,515
* #	Conn’s, Inc.	700	8,925
	Cooper Tire & Rubber Co.	2,100	37,947
*	Corinthian Colleges, Inc.	2,400	19,080
*	Cox Radio, Inc.	1,200	13,188
	Craftmade International, Inc.	72	686
* #	Crown Media Holdings, Inc.	1,400	7,756
	CSS Industries, Inc.	300	10,473
*	Culp, Inc.	500	3,650
*	Cybex International, Inc.	500	2,025
	Darden Restaurants, Inc.	700	21,581
* #	Deckers Outdoor Corp.	200	22,128
*	Design Within Reach, Inc.	500	1,205
	DeVry, Inc.	700	30,758
*	DG Fastchannel, Inc.	600	12,114
*	Dick’s Sporting Goods, Inc.	900	24,822
*	DISH Network Corp. Class A	300	8,895
	Disney (Walt) Co.	17,100	554,211
*	Dixie Group, Inc.	400	3,524
*	Dollar Tree Stores, Inc.	2,200	59,026
*	Drew Industries, Inc.	600	16,176
	E.W. Scripps Co.	1,100	45,947
	Eastman Kodak Co.	3,800	64,524

2

*	Emerson Radio Corp.	800	$864
#	Emmis Communications Corp. Class A	1,000	2,960
	Entercom Communications Corp.	700	7,819
*	Entravision Communications Corp.	2,100	12,180
#	Ethan Allen Interiors, Inc.	1,000	27,240
	Family Dollar Stores, Inc.	2,100	40,215
*	Famous Dave’s of America, Inc.	400	4,060
*	Finlay Enterprises, Inc.	100	93
* #	Fleetwood Enterprises, Inc.	1,400	5,964
*	Ford Motor Co.	49,600	323,888
*	Fossil, Inc.	1,600	51,488
*	Franklin Covey Co.	700	5,404
	Fred’s, Inc.	1,600	14,048
*	Fuel Systems Solutions, Inc.	500	5,170
#	Furniture Brands International, Inc.	1,100	14,300
*	GameStop Corp. Class A	700	29,652
*	GameTech International, Inc.	300	1,746
	Gannett Co., Inc.	3,200	96,480
	Gap, Inc.	3,400	68,578
*	Gaylord Entertainment Co.	1,200	36,108
*	Gemstar-TV Guide International, Inc.	4,800	22,752
#	General Motors Corp.	5,100	118,728
	Gentex Corp.	1,600	25,792
	Genuine Parts Co.	2,300	94,875
*	G-III Apparel Group, Ltd.	600	7,854
*	Goodyear Tire & Rubber Co.	2,100	56,910
*	Great Wolf Resorts, Inc.	1,000	6,870
	Group 1 Automotive, Inc.	500	12,250
*	GSI Commerce, Inc.	800	11,576
#	Guess?, Inc.	300	12,339
*	Gymboree Corp.	700	27,713
#	H&R Block, Inc.	1,300	24,245
*	Hanesbrands, Inc.	700	20,370
#	Harley-Davidson, Inc.	700	26,012
	Harman International Industries, Inc.	200	8,240
	Harte-Hanks, Inc.	1,200	20,292
	Hasbro, Inc.	2,100	54,117
*	Hawk Corp.	440	8,228
*	Hayes Lemmerz International, Inc.	2,800	8,904
*	Hollywood Media Corp.	1,200	3,192
	Home Depot, Inc.	10,200	270,810
*	Iconix Brand Group, Inc.	1,600	33,248
	Idearc, Inc.	500	2,410
#	IHOP Corp.	400	18,312
	Interactive Data Corp.	2,100	61,446
	Interface, Inc. Class A	1,300	21,788
	International Speedway Corp. Class A	900	35,856
*	Interpublic Group of Companies, Inc.	7,100	61,202
* #	INVESTools, Inc.	800	9,256
*	iRobot Corp.	700	12,824
* #	ITT Educational Services, Inc.	200	11,044
	J. Alexander’s Corp.	150	1,161
	J.C. Penney Co., Inc.	600	27,726
*	Jack in the Box, Inc.	1,400	36,778
	Jackson Hewitt Tax Service, Inc.	900	18,837

3

*	Jakks Pacific, Inc.	1,000	$27,950
* #	Jarden Corp.	1,700	40,953
*	Jo-Ann Stores, Inc.	700	11,550
	Johnson Controls, Inc.	2,600	85,436
	Johnson Outdoors, Inc.	300	5,550
* #	Jos. A. Bank Clothiers, Inc.	400	9,112
	Kenneth Cole Productions, Inc. Class A	300	4,461
	Kimball International, Inc. Class B	600	6,270
*	Knology, Inc.	400	4,888
*	Kohl’s Corp.	1,100	48,884
*	Kona Grill, Inc.	200	1,946
*	KSW, Inc.	300	1,917
	K-Swiss, Inc. Class A	500	7,255
*	Lakeland Industries, Inc.	203	2,134
	Lamar Advertising Co.	300	11,433
*	Lazare Kaplan International, Inc.	300	3,000
*	Lear Corp.	2,200	60,676
#	Lee Enterprises, Inc.	1,000	10,310
	Leggett & Platt, Inc.	3,100	51,770
	Lennar Corp. Class A	1,100	20,471
	Lennar Corp. Class B	240	4,123
*	Lenox Group, Inc.	500	925
	Libbey, Inc.	600	9,330
*	Liberty Global, Inc. Class A	2,000	75,200
*	Liberty Global, Inc. Series C	1,300	45,591
*	Liberty Media Holding Corp. Capital Class A	1,100	127,721
*	Liberty Media Holding Corp. Interactive Class A	8,300	119,188
* #	LIFE TIME FITNESS, Inc.	400	11,624
	Lifetime Brands, Inc.	500	5,165
#	Limited Brands, Inc.	3,900	59,475
*	Lin TV Corp.	800	8,216
*	Lincoln Educational Services	800	9,600
*	Live Nation, Inc.	2,100	24,927
* #	LKQ Corp.	2,000	42,480
*	Lodgenet Entertainment Corp.	400	3,724
*	Lodgian, Inc.	900	8,055
	Lowe’s Companies, Inc.	13,000	311,610
*	Luby’s, Inc.	1,000	9,150
	Macy’s, Inc.	6,000	148,080
*	Maidenform Brands, Inc.	300	3,711
	Marine Products Corp.	1,100	8,052
	Marriott International, Inc. Class A	600	20,460
*	Martha Stewart Living Omnimedia, Inc.	200	1,408
* #	Marvel Entertainment, Inc.	600	15,090
	Mattel, Inc.	4,100	79,212
	Matthews International Corp. Class A	900	40,374
	McDonald’s Corp.	4,000	216,440
	McGraw-Hill Companies, Inc.	300	12,279
	MDC Holdings, Inc.	1,000	41,880
	Media General, Inc. Class A	500	7,800
*	Mediacom Communications Corp.	900	3,933
	Meredith Corp.	900	39,015
*	Midas, Inc.	200	3,026
	Modine Manufacturing Co.	1,000	12,480
* #	Mohawk Industries, Inc.	1,300	92,833

4

	Monro Muffler Brake, Inc.	650	$10,887
* #	Morgans Hotel Group	400	6,136
* #	Morningstar, Inc.	240	15,646
	Movado Group, Inc.	600	11,556
*	Nathan’s Famous, Inc.	200	3,180
* #	Navarre Corp.	1,400	2,310
* #	Netflix, Inc.	1,600	50,528
*	New Motion, Inc.	338	1,724
	Newell Rubbermaid, Inc.	1,200	27,240
	News Corp. Class A	10,300	189,623
	News Corp. Class B	6,700	128,037
#	NIKE, Inc. Class B	700	42,140
	Noble International, Ltd.	700	7,637
#	Nordstrom, Inc.	500	18,515
* #	Nutri/System, Inc.	200	2,862
	Omnicom Group, Inc.	600	26,802
#	Orleans Homebuilders, Inc.	500	2,505
	O’Charleys, Inc.	500	5,645
*	O’Reilly Automotive, Inc.	3,300	88,968
*	Outdoor Channel Holdings, Inc.	1,000	7,350
* #	Overstock.com, Inc.	300	3,075
	Oxford Industries, Inc.	400	8,456
*	Pacific Sunwear of California, Inc.	1,400	15,624
*	Palm Harbor Homes, Inc.	700	3,528
* #	Panera Bread Co.	500	18,685
*	Papa John’s International, Inc.	500	13,075
* #	PC Mall, Inc.	400	3,204
*	Perry Ellis International, Inc.	400	7,836
	PETsMART, Inc.	1,500	32,295
	Phillips-Van Heusen Corp.	1,300	47,463
#	Polaris Industries, Inc.	400	15,272
	Polo Ralph Lauren Corp.	200	12,438
*	Premier Exhibitions, Inc.	300	1,434
	Pre-Paid Legal Services, Inc.	168	8,005
*	Priceline.com, Inc.	200	22,804
*	Princeton Review, Inc.	800	6,640
*	Quiksilver, Inc.	4,100	36,900
*	R.H. Donnelley Corp.	1,100	7,799
	RadioShack Corp.	1,400	24,430
*	RC2 Corp.	500	9,275
	RCN Corp.	800	8,880
*	Red Lion Hotels Corp.	600	4,806
*	Red Robin Gourmet Burgers, Inc.	600	19,998
	Regis Corp.	1,500	37,575
*	Rentrak Corp.	400	4,440
	Ross Stores, Inc.	700	19,495
*	Rubio’s Restaurants, Inc.	200	1,316
	Ryland Group, Inc.	200	5,658
*	Saga Communications, Inc. Class A	400	2,328
	Salem Communications Corp.	400	1,320
	Sauer-Danfoss, Inc.	1,600	34,016
* #	Sears Holdings Corp.	900	86,058
	Service Corp. International	6,900	74,520
	Sherwin-Williams Co.	600	31,068
	Shiloh Industries, Inc.	700	6,524

5

	Sinclair Broadcast Group, Inc. Class A	1,500	$13,845
*	Skechers U.S.A., Inc. Class A	700	14,903
	Skyline Corp.	200	5,640
* #	Smith & Wesson Holding Corp.	400	2,048
	Snap-On, Inc.	1,700	84,864
	Sonic Automotive, Inc.	600	10,668
*	Sonic Corp.	1,200	25,596
	Sotheby’s Class A	600	20,232
*	Source Interlink Companies, Inc.	700	1,183
*	Spanish Broadcasting System, Inc.	1,000	1,500
	Spartan Motors, Inc.	700	5,691
	Speedway Motorsports, Inc.	1,500	43,800
*	Stamps.com, Inc.	700	6,195
	Staples, Inc.	3,100	68,975
*	Starbucks Corp.	700	12,579
	Starwood Hotels & Resorts Worldwide, Inc.	700	33,131
*	Steven Madden, Ltd.	500	8,420
	Strayer Education, Inc.	200	31,140
	Sturm Ruger & Co., Inc.	500	3,950
*	Sun-Times Media Group, Inc. Class A	1,000	880
	Superior Uniform Group, Inc.	200	1,980
#	Systemax, Inc.	988	10,700
	Tandy Brand Accessories, Inc.	100	608
*	Tandy Leather Factory, Inc.	300	825
	Target Corp.	3,600	189,396
#	Tempur-Pedic International, Inc.	700	12,194
*	Tenneco Automotive, Inc.	1,300	32,825
*	Texas Roadhouse, Inc.	1,200	11,160
*	The DIRECTV Group, Inc.	1,600	40,080
*	The Dress Barn, Inc.	1,200	15,816
	The Marcus Corp.	700	11,158
#	The McClatchey Co.	200	1,920
	The Men’s Wearhouse, Inc.	1,200	27,648
#	The New York Times Co. Class A	3,300	61,479
	The Stanley Works	1,100	53,394
* #	The Steak n Shake Co.	1,000	8,340
	The TJX Companies, Inc.	1,800	57,600
#	Thor Industries, Inc.	1,300	39,624
	Tiffany & Co.	600	22,584
*	Timberland Co. Class A	1,000	15,020
	Time Warner, Inc.	62,700	978,747
* #	TiVo, Inc.	1,000	8,680
*	Toll Brothers, Inc.	2,800	59,388
*	Tractor Supply Co.	900	33,696
* #	True Religion Apparel, Inc.	700	14,301
*	TRW Automotive Holdings Corp.	2,400	52,992
	Tupperware Corp.	600	21,888
*	Tween Brands, Inc.	600	17,760
*	Under Armour, Inc. Class A	200	7,364
*	Unifi, Inc.	2,400	6,816
	Unifirst Corp.	500	19,315
*	Universal Electronics, Inc.	500	11,350
* #	Universal Technical Institute, Inc.	500	6,250
*	Urban Outfitters, Inc.	1,000	28,780
	V.F. Corp.	1,500	114,060

6

*	Vail Resorts, Inc.	1,100	$49,775
*	Viacom, Inc. Class A	200	7,960
*	Viacom, Inc. Class B	1,600	63,600
	Virco Manufacturing Corp.	485	2,881
*	Volcom, Inc.	300	5,931
*	Warnaco Group, Inc.	1,500	56,340
	Weight Watchers International, Inc.	400	18,800
	Wendy’s International, Inc.	900	21,852
#	Whirlpool Corp.	900	75,933
	Wiley (John) & Sons, Inc. Class A	1,140	41,587
*	Williams Controls, Inc.	200	3,046
#	Williams-Sonoma, Inc.	2,500	58,400
*	Wilsons The Leather Experts, Inc.	1,400	938
#	Winnebago Industries, Inc.	500	10,035
	Wolverine World Wide, Inc.	1,500	39,750
	World Wrestling Entertainment, Inc.	700	12,390
	Wyndham Worldwide Corp.	4,200	93,114
#	Xerium Technologies, Inc.	1,300	6,513
	Yum! Brands, Inc.	900	31,005
* #	Zale Corp.	200	3,864
* #	Zumiez, Inc.	300	5,274
Total Consumer Discretionary			11,089,022

Consumer Staples — (6.1%)
	Alberto-Culver Co.	2,200	58,960
	Alico, Inc.	200	8,170
	Andersons, Inc.	600	27,756
	Archer-Daniels-Midland Co.	5,600	252,560
	Avon Products, Inc.	800	30,448
*	BJ’s Wholesale Club, Inc.	1,900	59,964
#	Cal-Maine Foods, Inc.	600	20,700
	Campbell Soup Co.	1,600	51,664
* #	Caribou Coffee Co.	600	1,560
	Casey’s General Stores, Inc.	1,600	40,080
*	Central Garden & Pet Co.	500	2,465
#	Chiquita Brands International, Inc.	1,600	32,752
	Church & Dwight Co., Inc.	1,900	101,574
	Clorox Co.	500	29,095
	Coca-Cola Co.	4,200	245,532
	Coca-Cola Enterprises, Inc.	9,300	227,199
	Colgate-Palmolive Co.	900	68,481
	ConAgra, Inc.	5,200	114,920
	Corn Products International, Inc.	2,200	80,762
	Costco Wholesale Corp.	1,900	117,648
*	Darling International, Inc.	1,800	25,020
	Dean Foods Co.	3,100	66,712
	Del Monte Foods Co.	6,000	53,880
	Diamond Foods, Inc.	500	8,200
*	Elizabeth Arden, Inc.	1,000	18,220
*	Energizer Holdings, Inc.	200	18,566
#	Estee Lauder Companies, Inc.	400	17,032
	Farmer Brothers Co.	500	11,165
	Flowers Foods, Inc.	2,100	47,586
	General Mills, Inc.	1,400	78,386
	Great Atlantic & Pacific Tea, Inc.	1,400	37,912

7

*	Green Mountain Coffee, Inc.	400	$12,204
*	Hain Celestial Group, Inc.	1,300	35,100
	Heinz (H.J.) Co.	600	26,466
	Hormel Foods Corp.	1,800	73,548
	Ingles Market, Inc. Class A	300	7,203
	Inter Parfums, Inc.	500	8,120
	J & J Snack Foods Corp.	600	14,790
	J.M. Smucker Co.	1,720	88,047
	Kellogg Co.	700	35,504
	Kimberly-Clark Corp.	900	58,662
	Kraft Foods, Inc.	14,100	439,497
	Lancaster Colony Corp.	900	33,417
	Lance, Inc.	1,000	16,750
*	Lifeway Foods, Inc.	200	2,088
*	Maui Land & Pineapple Co., Inc.	240	6,278
#	McCormick & Co., Inc.	500	17,225
	Nash Finch Co.	400	14,028
	National Beverage Corp.	700	5,124
*	Omega Protein Corp.	700	7,420
*	Pantry, Inc.	800	19,248
*	Parlux Fragrances, Inc.	700	2,366
*	Peet’s Coffee & Tea, Inc.	400	9,364
	PepsiAmericas, Inc.	3,000	75,900
	PepsiCo, Inc.	2,900	201,724
*	Performance Food Group Co.	1,200	39,000
	Pilgrim’s Pride Corp.	1,600	37,536
	PriceSmart, Inc.	900	21,834
	Procter & Gamble Co.	13,300	880,194
	Ralcorp Holdings, Inc.	800	44,360
	Rocky Mountain Chocolate Factory, Inc.	200	2,538
	Ruddick Corp.	1,600	51,600
	Safeway, Inc.	5,000	143,700
#	Sanderson Farms, Inc.	600	20,916
*	Sanfilippo (John B.) & Son, Inc.	200	1,866
	Sara Lee Corp.	11,200	141,456
*	Smithfield Foods, Inc.	4,000	110,200
	Spartan Stores, Inc.	700	14,756
	SUPERVALU, Inc.	4,800	126,000
	Sysco Corp.	1,300	36,478
	Tasty Baking Co.	300	2,055
#	The Hershey Co.	300	11,124
	The Kroger Co.	2,300	55,775
#	Tootsie Roll Industries, Inc.	1,200	29,076
	Tyson Foods, Inc. Class A	4,500	64,845
* #	United Natural Foods, Inc.	1,200	20,304
	Wal-Mart Stores, Inc.	17,400	862,866
	WD-40 Co.	400	12,432
	Weis Markets, Inc.	788	25,539
#	Whole Foods Market, Inc.	600	21,090
	Wrigley (Wm.) Jr. Co.	400	23,944
Total Consumer Staples			5,966,526

Energy — (13.3%)
*	Abraxas Petroleum Corp.	1,100	4,125
* #	Allis-Chalmers Energy, Inc.	1,200	15,144

8

#	Alon USA Energy, Inc.	1,300	$20,397
*	Alpha Natural Resources, Inc.	1,500	60,810
*	American Oil & Gas, Inc.	1,300	6,240
	Anadarko Petroleum Corp.	4,200	267,708
	Apache Corp.	2,900	332,659
#	Arch Coal, Inc.	1,500	76,635
*	Arena Resources, Inc.	320	12,954
	Atlas America, Inc.	800	48,376
*	ATP Oil & Gas Corp.	500	17,625
*	Atwood Oceanics, Inc.	300	27,927
*	Aurora Oil & Gas Corp.	1,300	858
	Baker Hughes, Inc.	600	40,374
*	Basic Energy Services, Inc.	800	16,928
	Berry Petroleum Corp. Class A	1,000	41,110
*	Bill Barret Corp.	1,300	60,242
	BJ Services Co.	3,900	101,166
*	Bois d’Arc Energy, Inc.	2,100	45,087
*	Brigham Exploration Co.	1,500	11,715
*	Bristow Group, Inc.	700	36,932
*	Bronco Drilling Co., Inc.	500	7,905
	Cabot Oil & Gas Corp.	2,200	109,450
*	Cameron International Corp.	800	33,984
	CARBO Ceramics, Inc.	600	22,164
*	Carrizo Oil & Gas, Inc.	700	40,425
* #	Cheniere Energy, Inc.	900	26,397
	Chesapeake Energy Corp.	4,200	189,924
	Chevron Corp.	18,600	1,611,876
	Cimarex Energy Co.	2,500	131,750
*	Clayton Williams Energy, Inc.	400	15,140
*	CNX Gas Corp.	700	25,634
*	Complete Production Services, Inc.	2,100	40,782
*	Comstock Resources, Inc.	1,500	54,450
	ConocoPhillips	14,500	1,199,295
	CONSOL Energy, Inc.	800	60,784
*	Contango Oil & Gas Co.	300	19,290
*	Dawson Geophysical Co.	200	13,174
* #	Delta Petroleum Corp.	1,000	23,960
*	Denbury Resources, Inc.	1,200	38,268
	Devon Energy Corp.	4,900	503,328
#	Diamond Offshore Drilling, Inc.	300	36,249
*	Dresser-Rand Group, Inc.	1,100	37,477
*	Dril-Quip, Inc.	700	32,746
* #	Dune Energy, Inc.	1,600	2,832
* #	Edge Petroleum Corp.	600	2,880
	El Paso Corp.	3,000	48,900
*	Encore Acquisition Co.	1,700	62,560
*	Energy Partners, Ltd.	1,000	10,760
	ENSCO International, Inc.	2,100	125,664
	EOG Resources, Inc.	1,600	190,384
*	Evolution Petroleum Corp.	1,000	4,600
	Exxon Mobil Corp.	13,700	1,192,037
* #	FMC Technologies, Inc.	600	33,996
*	Forest Oil Corp.	2,100	103,593
#	Foundation Coal Holdings, Inc.	800	46,216
	Frontier Oil Corp.	400	14,284

9

*	FX Energy, Inc.	300	$1,407
*	Gasco Energy, Inc.	2,300	5,980
* #	Goodrich Petroleum Corp.	400	9,652
*	Grant Prideco, Inc.	1,700	85,799
*	Grey Wolf, Inc.	6,900	42,780
	Gulf Island Fabrication, Inc.	520	15,168
*	Gulfmark Offshore, Inc.	800	40,528
*	Gulfport Energy Corp.	900	12,996
#	Halliburton Co.	1,600	61,280
*	Harvest Natural Resources, Inc.	1,300	15,938
*	Helix Energy Solutions Group, Inc.	2,200	77,484
	Helmerich & Payne, Inc.	3,100	138,973
	Hess Corp.	2,800	260,904
*	HKN, Inc.	400	3,476
	Holly Corp.	600	32,034
*	Hornbeck Offshore Services, Inc.	900	40,437
*	Infinity, Inc.	700	308
	Lufkin Industries, Inc.	400	22,864
	Marathon Oil Corp.	7,800	414,648
*	Mariner Energy, Inc.	2,500	69,325
	Massey Energy Co.	1,800	68,868
*	Matrix Service Co.	300	6,102
* #	McMoran Exploration Co.	800	13,440
*	Meridian Resource Corp.	3,300	5,115
*	Mitcham Industries, Inc.	300	5,295
	Murphy Oil Corp.	2,500	200,950
*	NATCO Group, Inc. Class A	500	23,825
*	National-Oilwell, Inc.	1,200	74,760
*	Natural Gas Services Group	400	8,960
*	Newfield Exploration Co.	2,300	127,374
*	Newpark Resources, Inc.	2,600	11,518
*	Ngas Resources, Inc.	800	4,888
	Noble Energy, Inc.	2,400	185,760
	Occidental Petroleum Corp.	7,300	564,801
*	Oceaneering International, Inc.	700	42,000
*	Oil States International, Inc.	1,400	59,024
*	OMNI Energy Services Corp.	500	2,040
	Overseas Shipholding Group, Inc.	1,000	62,720
* #	Pacific Ethanol, Inc.	200	992
*	Parallel Petroleum Corp.	1,100	20,328
*	Parker Drilling Co.	3,200	21,216
	Patterson-UTI Energy, Inc.	3,700	87,801
#	Peabody Energy Corp.	900	50,958
	Penn Virginia Corp.	1,200	51,072
*	Petrohawk Energy Corp.	1,900	34,352
*	Petroleum Development Corp.	500	34,880
*	PetroQuest Energy, Inc.	1,600	25,216
*	PHI, Inc.	400	12,104
*	Pioneer Drilling Co.	1,600	21,456
	Pioneer Natural Resources Co.	2,800	125,412
*	Plains Exploration & Production Co.	2,100	113,400
*	PowerSecure International, Inc.	500	6,655
*	Pride International, Inc.	2,500	88,600
*	Quest Resource Corp.	800	5,680
*	Quicksilver Resources, Inc.	1,600	55,040

10

	Range Resources Corp.	2,000	$122,360
*	Rentech, Inc.	4,700	5,922
	Rowan Companies, Inc.	1,600	64,496
*	SEACOR Holdings, Inc.	700	67,193
#	Smith International, Inc.	900	56,727
*	Southwestern Energy Co.	600	39,138
	Spectra Energy Corp.	1,400	32,354
	St. Mary Land & Exploration Co.	1,800	66,384
*	Stone Energy Corp.	1,000	50,760
* #	SulphCo, Inc.	700	2,947
	Sunoco, Inc.	1,700	103,836
*	Superior Energy Services, Inc.	2,300	93,587
*	Superior Well Services, Inc.	500	12,925
*	Swift Energy Corp.	900	42,957
#	Tesoro Petroleum Corp.	1,600	59,424
*	Teton Energy Corp.	500	2,425
*	TETRA Technologies, Inc.	1,300	22,334
*	TGC Industries, Inc.	500	3,980
	The Williams Companies, Inc.	1,300	46,826
	Tidewater, Inc.	1,600	89,840
*	Trico Marine Services, Inc.	500	19,760
* #	Tri-Valley Corp.	300	1,905
* #	TXCO Resources, Inc.	1,000	13,920
*	Union Drilling, Inc.	800	16,016
*	Unit Corp.	1,100	60,665
	USEC, Inc.	2,500	15,950
*	VAALCO Energy, Inc.	1,900	8,474
	Valero Energy Corp.	6,000	346,620
	W&T Offshore, Inc.	2,200	78,056
*	Warren Resources, Inc.	1,900	25,422
*	Westmoreland Coal Co.	200	3,196
*	W-H Energy Services, Inc.	860	54,068
*	Whiting Petroleum Corp.	1,500	91,830
	World Fuel Services Corp.	800	25,024
	XTO Energy, Inc.	3,125	192,844
Total Energy			12,872,918

Financials — (20.3%)
	21st Century Holding Co.	400	5,224
	Advance America Cash Advance Centers, Inc.	1,300	9,659
	Advanta Corp. Class A	300	2,130
	Advanta Corp. Class B	600	4,632
*	Affiliated Managers Group, Inc.	400	38,540
	Affirmative Insurance Holdings, Inc.	200	1,784
*	Allegheny Corp.	200	72,200
	Allstate Corp.	5,200	248,196
*	AmComp, Inc.	600	7,350
	Amcore Financial, Inc.	500	9,710
	American Bancorp of New Jersey, Inc.	400	4,296
#	American Capital Strategies, Ltd.	4,600	166,934
	American Express Co.	2,500	105,750
	American Financial Group, Inc.	2,200	56,914
	American International Group, Inc.	23,000	1,077,780
	American West Bancorporation	600	5,298
	Ameriprise Financial, Inc.	1,600	81,024

11

*	Amerisafe, Inc.	500	$6,575
*	AmeriServe Financial, Inc.	560	1,624
	Anchor Bancorp Wisconsin, Inc.	700	13,251
	AON Corp.	3,400	141,474
*	Appalachian Bancshares, Inc.	200	2,482
	Asset Acceptance Capital Corp.	1,000	9,750
	Associated Banc-Corp.	3,800	94,696
	ASTA Funding, Inc.	300	4,854
	Astoria Financial Corp.	2,800	73,276
	Atlantic Coast Federal Corp.	150	1,485
*	B of I Holding, Inc.	218	1,341
	BancFirst Corp.	497	20,939
	BancorpSouth, Inc.	2,400	53,952
	Bank of America Corp.	39,800	1,581,652
	Bank of Hawaii Corp.	900	43,218
	Bank of the Ozarks, Inc.	400	9,460
	BankFinancial Corp.	800	11,376
	Banner Corp.	500	10,830
	BB&T Corp.	3,700	115,181
#	Bear Stearns Companies, Inc.	2,800	223,608
	Benjamin Franklin Bancorp, Inc.	200	2,814
	Berkshire Hills Bancorp, Inc.	400	9,060
	Beverly Hills Bancorp, Inc.	700	3,465
	Blackrock, Inc.	800	154,600
	BOK Financial Corp.	1,997	103,285
	Boston Private Financial Holdings, Inc.	1,400	19,278
	Brooke Corp.	500	3,005
	Brookline Bancorp, Inc.	2,000	19,220
	Brooklyn Federal Bancorp, Inc.	100	1,303
	Brown & Brown, Inc.	3,200	57,056
	Cadence Financial Corp.	500	7,665
	Camden National Corp.	200	6,346
	Capital Corp. of the West	300	4,125
#	Capital One Financial Corp.	4,100	188,723
#	Capitol Federal Financial	1,700	58,990
	Cardinal Financial Corp.	700	5,565
	Cash America International, Inc.	1,000	32,360
*	Cash Systems, Inc.	300	1,206
#	Cathay General Bancorp	1,600	35,072
*	CB Richard Ellis Group, Inc.	400	8,024
*	Centennial Bank Holdings, Inc.	2,011	11,925
	Center Bancorp, Inc.	400	4,460
	Chemical Financial Corp.	800	17,776
	Chubb Corp.	3,500	178,150
	Cincinnati Financial Corp.	3,300	122,661
	Citigroup, Inc.	30,800	730,268
	Citizens Community Bancorp, Inc.	300	2,685
	Citizens First Bancorp, Inc.	300	3,783
	Citizens Republic Bancorp, Inc.	1,600	17,808
* #	Citizens, Inc.	1,100	6,215
	City Holding Co.	600	22,344
	City National Corp.	1,400	71,750
	CNA Financial Corp.	5,300	141,245
*	CNA Surety Corp.	1,700	23,987
	CoBiz Financial, Inc.	800	9,832

12

#	Cohen & Steers, Inc.	200	$5,036
	Columbia Banking System, Inc.	600	13,854
	Comerica, Inc.	3,300	119,592
	Commerce Bancorp, Inc.	2,200	83,116
	Commerce Bancshares, Inc.	2,100	87,465
	Commerce Group, Inc.	1,620	58,709
	Community Trust Bancorp, Inc.	500	13,525
	Consolidated-Tokoma Land Co.	200	10,300
*	Consumer Portfolio Services, Inc.	600	1,884
	Cullen Frost Bankers, Inc.	1,720	87,926
#	CVB Financial Corp.	2,760	25,364
	Delphi Financial Group, Inc. Class A	1,500	45,240
#	Delta Financial Corp.	700	38
	Dime Community Bancshares	1,100	16,742
*	Dollar Financial Corp.	600	13,482
	Donegal Group, Inc. Class A	700	11,424
	East West Bancorp, Inc.	1,800	33,858
	Eaton Vance Corp.	400	12,740
*	Encore Capital Group, Inc.	900	6,642
#	Enterprise Financial Services Corp.	428	8,564
	Erie Indemnity Co.	1,300	64,155
#	F.N.B. Corp.	1,960	26,872
	FBL Financial Group, Inc. Class A	1,100	32,351
	Federated Investors, Inc.	700	28,406
	Fidelity National Financial, Inc.	2,600	45,786
	Fifth Third Bancorp	6,000	137,400
	Financial Federal Corp.	900	19,395
*	First Acceptance Corp.	1,000	3,260
	First American Corp.	1,500	52,245
	First Bancorp	600	10,626
#	First Busey Corp.	900	16,839
*	First Cash Financial Services, Inc.	700	6,545
	First Charter Corp.	200	4,842
#	First Commonwealth Financial Corp.	2,400	25,392
	First Community Bancorp	900	25,650
	First Community Bancshares, Inc.	400	12,660
	First Financial Bankshares, Inc.	600	22,722
	First Financial Corp.	500	13,125
	First Financial Holdings, Inc.	400	9,084
#	First Marblehead Corp.	2,100	25,263
	First Midwest Bancorp, Inc.	1,600	41,680
	First Niagara Financial Group, Inc.	3,628	41,433
*	First Regional Bancorp	400	6,404
	First State Bancorporation	400	4,752
*	FirstCity Financial Corp.	400	3,524
	FirstMerit Corp.	2,600	48,802
	Flushing Financial Corp.	700	11,410
	FNB United Corp.	395	4,582
*	Forestar Real Estate Group, Inc.	500	12,190
	Franklin Resources, Inc.	500	47,185
#	Frontier Financial Corp.	1,400	20,972
	Fulton Financial Corp.	5,140	59,778
	Gallagher (Arthur J.) & Co.	2,200	51,920
	GAMCO Investors, Inc.	200	11,204
	Gateway Financial Holdings, Inc.	481	5,507

13

	German American Bancorp, Inc.	482	$6,068
*	GFI Group, Inc.	200	15,310
	Glacier Bancorp, Inc.	1,700	29,223
	Great Southern Bancorp, Inc.	500	8,975
	Greene Bancshares, Inc.	400	7,288
#	Greenhill & Co., Inc.	200	13,002
*	Guaranty Financial Group, Inc.	500	6,545
*	Hallmark Financial Services, Inc.	800	9,424
	Hancock Holding Co.	1,000	37,040
	Hanover Insurance Group, Inc.	1,500	65,535
	Harleysville Group, Inc.	949	31,867
	Harleysville National Corp.	1,000	13,290
	Hartford Financial Services Group, Inc.	2,900	202,710
	HCC Insurance Holdings, Inc.	3,300	79,398
	Hercules Technology Growth Capital, Inc.	630	7,491
	Heritage Commerce Corp.	600	9,888
	Heritage Financial Group	137	1,680
	Hilb Rogal Hamilton Co.	1,100	33,682
	Home Federal Bancorp, Inc.	615	6,980
	Horace Mann Educators Corp.	1,500	26,070
	Horizon Financial Corp.	400	5,120
	Hudson City Bancorp, Inc.	7,200	114,264
	Huntington Bancshares, Inc.	3,700	45,214
	IBERIABANK Corp.	400	17,788
	Independent Bank Corp. (MA)	500	13,235
	Integra Bank Corp.	400	5,684
	International Bancshares Corp.	1,400	30,352
	Intervest Bancshares Corp.	200	2,660
*	Investment Technology Group, Inc.	1,300	60,554
*	Investors Bancorp, Inc.	3,600	52,200
	Janus Capital Group, Inc.	2,400	58,128
#	Jefferies Group, Inc.	1,900	33,725
	Jones Lang LaSalle, Inc.	400	30,556
	JPMorgan Chase & Co.	36,000	1,463,400
	Kearny Financial Corp.	2,300	24,610
	KeyCorp	5,400	119,070
#	K-Fed Bancorp	400	4,144
	Lakeland Bancorp, Inc.	800	8,912
	Lakeland Financial Corp.	508	10,363
	Legacy Bancorp, Inc.	300	4,257
	Legg Mason, Inc.	1,800	118,872
	Lehman Brothers Holdings, Inc.	6,000	305,940
#	Leucadia National Corp.	1,800	81,468
	Lincoln National Corp.	2,400	122,664
	LNB Bancorp, Inc.	200	2,602
#	M&T Bank Corp.	1,500	123,120
	MainSource Financial Group, Inc.	700	9,177
*	Markel Corp.	200	92,950
*	MarketAxess Holdings, Inc.	900	8,433
*	Marlin Business Services, Inc.	400	3,808
	Marsh & McLennan Companies, Inc.	5,400	137,538
	Marshall & Ilsley Corp.	5,000	116,000
	Mastercard, Inc.	200	38,000
	MB Financial, Inc.	1,200	34,524
	MBIA, Inc.	1,200	15,564

14

	MBT Financial Corp.	700	$5,915
	MCG Capital Corp.	1,400	16,800
*	Meadowbrook Insurance Group, Inc.	1,400	11,144
	Medallion Financial Corp.	600	5,946
	Mercer Insurance Group, Inc.	300	5,280
	Mercury General Corp.	1,600	72,960
	MetLife, Inc.	8,000	466,080
	Midwest Banc Holdings, Inc.	500	5,135
	Moody’s Corp.	200	7,596
	Morgan Stanley	9,300	391,716
	Nara Bancorp, Inc.	900	9,864
* #	Nasdaq OMX Group, Inc.	1,900	78,869
	National City Corp.	2,593	41,125
	National Interstate Corp.	500	13,760
	National Penn Bancshares, Inc.	2,248	35,990
	Nationwide Financial Services, Inc.	1,200	49,500
*	Navigators Group, Inc.	500	27,365
	NBT Bancorp, Inc.	1,100	21,087
	New England Bancshares, Inc.	200	2,209
#	New York Community Bancorp, Inc.	6,100	99,613
	NewAlliance Bancshares, Inc.	3,700	42,106
*	NexCen Brands, Inc.	1,000	3,940
*	North Pointe Holdings Corp.	300	4,677
	Northeast Community Bancorp, Inc.	500	5,875
	Northern Trust Corp.	700	47,341
#	Northwest Bancorp, Inc.	1,600	42,256
	NYMAGIC, Inc.	200	4,828
	NYSE Euronext	600	39,402
	OceanFirst Financial Corp.	500	8,070
	Odyssey Re Holdings Corp.	2,100	75,978
#	Old National Bancorp	2,100	32,592
	Old Second Bancorp, Inc.	400	10,304
	Omega Financial Corp.	400	11,004
	optionsXpress Holding, Inc.	900	20,844
	Pacific Mercantile Bancorp	400	3,916
	Park National Corp.	440	26,620
	Patriot Capital Funding, Inc.	528	5,523
	Peoples Bancorp, Inc.	400	8,688
	People’s United Financial, Inc.	2,700	45,522
*	Philadelphia Consolidated Holding Corp.	2,100	71,232
*	Pico Holdings, Inc.	700	23,926
*	Pinnacle Financial Partners, Inc.	500	11,470
*	PMA Capital Corp. Class A	900	7,380
	PNC Financial Services Group, Inc.	2,400	147,432
#	Portfolio Recovery Associates, Inc.	500	18,260
#	PrivateBancorp, Inc.	700	21,063
*	ProAssurance Corp.	1,100	58,487
	Progressive Corp.	9,900	181,467
	Prosperity Bancshares, Inc.	1,400	36,960
	Protective Life Corp.	2,500	96,475
	Provident Bankshares Corp.	700	8,911
	Provident Financial Services, Inc.	2,100	25,179
	Provident New York Bancorp	1,200	15,732
	Prudential Financial, Inc.	5,100	372,147
#	QC Holdings, Inc.	500	4,105

15

	Rainier Pacific Financial Group, Inc.	185	$2,510
#	Raymond James Financial, Inc.	2,800	62,916
	Regions Financial Corp.	3,500	74,200
	Reinsurance Group of America, Inc.	2,100	114,891
	Renasant Corp.	700	14,742
	Resource America, Inc.	500	5,975
*	Rewards Network, Inc.	1,100	5,060
	Riverview Bancorp, Inc.	500	5,350
	RLI Corp.	860	44,918
	Rockville Financial, Inc.	600	6,810
	Rome Bancorp, Inc.	300	3,528
	S&T Bancorp, Inc.	700	19,845
	S.Y. Bancorp, Inc.	500	10,985
	SAFECO Corp.	2,000	92,520
	Safety Insurance Group, Inc.	500	18,545
	Sanders Morris Harris Group, Inc.	700	6,251
	Sandy Spring Bancorp, Inc.	500	13,605
	Schwab (Charles) Corp.	2,600	50,986
*	Seabright Insurance Holdings	600	8,940
	SEI Investments Co.	600	15,006
	Selective Insurance Group, Inc.	1,800	42,768
#	Sierra Bancorp	286	6,398
	Simmons First National Corp. Class A	500	12,775
	South Financial Group, Inc.	2,400	34,632
	Southern Community Financial Corp.	501	3,692
	Southside Bancshares, Inc.	400	8,308
	Southwest Bancorp, Inc.	600	9,714
	StanCorp Financial Group, Inc.	1,500	73,635
	State Auto Financial Corp.	1,400	37,996
	State Bancorp, Inc.	500	6,485
	State Street Corp.	1,300	102,115
	Sterling Bancorp	500	7,040
	Sterling Bancshares, Inc.	2,400	22,344
	Stewart Information Services Corp.	400	11,908
*	Stifel Financial Corp.	520	22,667
	Student Loan Corp.	300	33,150
	Suffolk Bancorp	200	5,974
*	Sun Bancorp, Inc.	700	8,932
	SunTrust Banks, Inc.	3,100	180,203
	Susquehanna Bancshares, Inc.	1,700	33,813
*	SVB Financial Group	1,000	45,300
	SWS Group, Inc.	600	6,834
	Synovus Financial Corp.	3,400	39,202
	T. Rowe Price Group, Inc.	900	45,477
	Taylor Capital Group, Inc.	400	6,520
	TCF Financial Corp.	2,900	53,969
* #	TD Ameritrade Holding Corp.	2,500	45,750
*	Tejon Ranch Co.	300	10,620
#	Temecula Valley Bancorp, Inc.	200	2,040
*	Texas Capital Bancshares, Inc.	900	13,464
*	The Bancorp, Inc.	400	4,576
	The Colonial BancGroup, Inc.	2,800	33,824
	The Goldman Sachs Group, Inc.	2,000	339,260
	The Travelers Companies, Inc.	5,900	273,819
	Thomas Properties Group, Inc.	500	4,740

16

*	Thomas Weisel Partners Group, Inc.	1,000	$8,800
	Tompkins Financial Corp.	300	13,215
	Tower Group, Inc.	700	19,887
*	Tradestation Group, Inc.	1,200	11,520
	Transatlantic Holdings, Inc.	1,300	87,620
	Trico Bancshares	500	8,435
#	TrustCo Bank Corp. (NY)	2,160	18,684
	Trustmark Corp.	1,900	37,544
	U.S. Bancorp	5,500	176,110
	UCBH Holdings, Inc.	3,400	38,386
	UMB Financial Corp.	1,400	53,592
#	Umpqua Holdings Corp.	1,900	26,923
	Union Bankshares Corp.	400	6,996
	UnionBanCal Corp.	2,680	124,808
	United Bankshares, Inc.	1,400	36,778
#	United Community Banks, Inc.	200	2,848
	United Financial Bancorp, Inc.	520	5,975
	United Fire & Casualty Co.	1,000	34,350
	United Western Bancorp, Inc.	300	5,634
	Unitrin, Inc.	2,400	85,440
	Univest Corporation of Pennsylvania	500	10,235
	Unum Group	8,100	185,571
#	Valley National Bancorp	2,700	50,436
*	Virginia Commerce Bancorp, Inc.	400	4,032
	W. R. Berkley Corp.	3,600	103,644
	Wachovia Corp.	9,400	287,828
	Waddell & Reed Financial, Inc.	800	25,072
	Washington Federal, Inc.	2,600	59,020
	Washington Trust Bancorp, Inc.	417	9,641
	Webster Financial Corp.	900	25,173
	Wells Fargo & Co.	29,400	859,362
	West Bancorporation	700	8,932
	West Coast Bancorp	500	7,500
#	Westamerica Bancorporation	900	42,597
* #	Western Alliance Bancorp	600	7,188
	Whitney Holding Corp.	2,200	52,822
	Willow Financial Bancorp, Inc.	700	5,733
	Wilmington Trust Corp.	2,000	61,600
	Wintrust Financial Corp.	500	16,875
*	World Acceptance Corp.	300	9,114
	Zenith National Insurance Corp.	1,240	42,259
	Zions Bancorporation	1,300	62,075
*	ZipRealty, Inc.	800	4,536
Total Financials			19,760,303

Industrials — (14.4%)
*	3-D Systems Corp.	200	2,892
	3M Co.	1,200	94,080
	A.O. Smith Corp.	800	29,144
	AAON, Inc.	560	9,246
*	AAR Corp.	1,300	33,657
	ABM Industries, Inc.	1,400	27,804
*	Acco Brands Corp.	1,780	24,689
*	Accuride Corp.	1,000	7,220
	Actuant Corp.	1,600	43,008

17

	Acuity Brands, Inc.	400	$17,764
	Administaff, Inc.	600	14,796
*	AGCO Corp.	2,100	136,206
*	Airtran Holdings, Inc.	3,000	21,660
	Alamo Group, Inc.	400	7,416
*	Alaska Air Group, Inc.	800	19,520
	Albany International Corp. Class A	860	29,524
#	Alexander & Baldwin, Inc.	1,300	57,252
*	Alliant Techsystems, Inc.	200	20,988
*	Allied Defense Group, Inc.	300	2,235
*	Allied Waste Industries, Inc.	5,800	59,972
*	Amerco, Inc.	700	36,477
	American Ecology Corp.	400	9,964
	American Science & Engineering, Inc.	200	10,832
* #	American Superconductor Corp.	600	13,554
#	American Woodmark Corp.	300	5,694
	Ameron International Corp.	240	26,489
	Ametek, Inc.	500	21,295
	Ampco-Pittsburgh Corp.	400	15,144
* #	AMR Corp.	3,000	38,430
	Angelica Corp.	300	4,965
	Apogee Enterprises, Inc.	900	13,851
* #	Applied Energetics, Inc.	700	1,645
	Applied Signal Technologies, Inc.	400	4,760
*	Argon ST, Inc.	700	11,375
	Arkansas Best Corp.	700	18,697
*	Arotech Corp.	700	1,337
*	Astec Industries, Inc.	700	26,502
*	Atlas Air Worldwide Holding, Inc.	600	30,360
#	Avery Dennison Corp.	1,300	66,716
*	Avis Budget Group, Inc.	2,400	27,432
*	Axsys Technologies, Inc.	300	13,200
*	AZZ, Inc.	300	10,626
	B.F. Goodrich Co.	2,000	118,460
	Badger Meter, Inc.	200	7,634
*	Baker (Michael) Corp.	200	5,760
	Baldor Electric Co.	1,100	31,537
*	Baldwin Technology Co., Inc. Class A	500	1,305
	Barnes Group, Inc.	1,200	27,288
	Barrett Business Services, Inc.	300	4,860
*	BE Aerospace, Inc.	1,600	54,880
*	Beacon Roofing Supply, Inc.	200	1,712
	Belden, Inc.	1,300	51,090
*	Blount International, Inc.	1,000	11,930
	Boeing Co.	1,400	115,906
	Brady Co. Class A	1,500	45,870
#	Briggs & Stratton Corp.	1,400	25,018
*	BTU International, Inc.	300	3,216
	Bucyrus International, Inc.	500	49,940
	Burlington Northern Santa Fe Corp.	3,200	280,896
#	C&D Technologies, Inc.	800	4,368
	C.H. Robinson Worldwide, Inc.	700	35,539
	Carlisle Companies, Inc.	1,800	65,754
	Cascade Corp.	300	13,440
*	Casella Waste Systems, Inc. Class A	700	6,923

18

	Caterpillar, Inc.	1,400	$101,262
*	CBIZ, Inc.	1,800	16,020
	CDI Corp.	600	13,650
*	CECO Environmental Corp.	200	1,816
*	Celadon Group, Inc.	500	4,500
*	Cenveo, Inc.	300	4,512
*	Ceradyne, Inc.	600	18,666
*	ChoicePoint, Inc.	1,000	48,400
	Cintas Corp.	2,200	63,316
	CIRCOR International, Inc.	500	22,775
	Clarcor, Inc.	1,400	50,120
*	Clean Harbors, Inc.	200	12,304
*	Columbus McKinnon Corp.	700	20,048
	Comfort Systems USA, Inc.	1,400	16,660
*	Commercial Vehicle Group, Inc.	400	3,744
*	COMSYS IT Partners, Inc.	300	2,826
*	Consolidated Graphics, Inc.	400	21,276
*	Continental Airlines, Inc.	2,200	53,196
	Con-way, Inc.	800	36,248
*	Copart, Inc.	1,600	66,656
	Corporate Executive Board Co.	300	12,183
*	Corrections Corp. of America	2,800	75,208
* #	CoStar Group, Inc.	500	20,760
*	Covanta Holding Corp.	2,700	77,436
*	CRA International, Inc.	400	15,192
	Crane Co.	1,300	53,599
	CSX Corp.	3,900	189,228
	Cubic Corp.	800	20,456
	Cummins, Inc.	1,000	50,380
	Curtiss-Wright Corp.	1,000	42,060
	Danaher Corp.	1,000	74,150
	Deere & Co.	1,400	119,294
	Deluxe Corp.	400	8,332
	Diamond Management & Technology Consultants, Inc.	400	2,372
* #	Document Securities Systems, Inc.	200	900
	Donaldson Co., Inc.	1,000	42,160
	Dover Corp.	2,800	116,228
	DRS Technologies, Inc.	1,200	67,308
*	Ducommun, Inc.	300	8,319
*	Dynamex, Inc.	300	6,936
	Dynamic Materials Corp.	200	11,398
#	Eagle Bulk Shipping, Inc.	1,000	26,630
	Eaton Corp.	1,700	137,071
	Electro Rent Corp.	900	11,682
*	EMCOR Group, Inc.	1,500	36,135
	Emerson Electric Co.	1,500	76,440
	Encore Wire Corp.	700	11,725
* #	Energy Conversion Devices, Inc.	800	21,256
*	Energy Focus, Inc.	400	2,028
*	EnerSys	1,600	36,784
*	ENGlobal Corp.	400	3,696
	Ennis, Inc.	500	7,980
*	EnPro Industries, Inc.	600	17,718
	Equifax, Inc.	2,200	75,284
*	ESCO Technologies, Inc.	800	26,448

19

*	Esterline Technologies Corp.	900	$47,160
*	Evergreen Solar, Inc.	2,900	27,869
	Expeditors International of Washington, Inc.	900	35,388
*	Exponent, Inc.	500	14,550
	Fastenal Co.	700	28,462
	Federal Signal Corp.	1,900	22,933
#	FedEx Corp.	2,700	237,951
*	Flanders Corp.	700	4,410
*	Flow International Corp.	500	3,685
	Flowserve Corp.	200	21,780
#	Fluor Corp.	300	41,775
	Forward Air Corp.	700	20,545
#	Franklin Electric Co., Inc.	700	23,086
*	FTI Consulting, Inc.	1,000	63,500
* #	FuelCell Energy, Inc.	1,900	13,604
*	Furmanite Corp.	1,000	10,980
	G & K Services, Inc. Class A	800	30,608
*	Gardner Denver Machinery, Inc.	1,500	55,365
	GATX Corp.	1,200	43,176
	Gencorp, Inc.	1,200	12,480
*	General Cable Corp.	500	30,860
	General Dynamics Corp.	1,600	130,960
	General Electric Co.	43,800	1,451,532
*	Genesee & Wyoming, Inc.	1,200	37,200
*	GeoEye, Inc.	600	18,126
*	Global Cash Access, Inc.	400	2,108
	Gorman-Rupp Co.	500	13,650
*	GP Strategies Corp.	600	5,610
	Graco, Inc.	600	20,826
*	Graftech International, Ltd.	1,400	22,428
	Granite Construction, Inc.	400	12,076
	Greenbrier Companies, Inc.	500	13,140
	Hardinge, Inc.	300	3,723
	Harsco Corp.	1,100	62,139
	Healthcare Services Group, Inc.	950	18,791
	Heartland Express, Inc.	2,800	39,144
	Heico Corp.	400	17,520
	Heico Corp. Class A	488	17,758
	Heidrick & Struggles International, Inc.	400	13,692
*	Herley Industries, Inc.	600	7,194
	Herman Miller, Inc.	300	8,949
*	Hexcel Corp.	800	16,152
*	Hill International, Inc.	900	11,475
	Hi-Shear Technology Corp.	200	2,250
#	HNI Corp.	600	17,736
	Honeywell International, Inc.	1,300	74,802
#	Horizon Lines, Inc. Class A	800	16,136
*	Hub Group, Inc. Class A	700	20,993
	Hubbell, Inc. Class B	1,100	49,907
*	Hudson Highland Group, Inc.	700	5,215
*	Hurco Companies, Inc.	200	8,844
*	Huron Consulting Group, Inc.	200	10,612
*	Huttig Building Products, Inc.	800	2,384
	IDEX Corp.	2,400	72,384
*	IHS, Inc.	400	24,660

20

*	II-VI, Inc.	700	$22,918
	IKON Office Solutions, Inc.	4,000	28,480
	Illinois Tool Works, Inc.	2,200	107,954
* #	Innovative Solutions & Support, Inc.	400	3,620
*	Insituform Technologies, Inc. Class A	700	9,779
	Insteel Industries, Inc.	400	4,308
*	Integrated Electrical Services, Inc.	500	8,630
*	Interline Brands, Inc.	1,100	19,547
*	Intersections, Inc.	500	4,095
	ITT Industries, Inc.	3,000	168,720
	J.B. Hunt Transport Services, Inc.	1,700	46,529
*	Jacobs Engineering Group, Inc.	400	32,116
* #	JetBlue Airways Corp.	5,900	32,155
#	Joy Global, Inc.	500	33,185
	Kaman Corp. Class A	600	14,400
*	Kansas City Southern	2,200	78,760
#	Kaydon Corp.	800	34,168
	Kelly Services, Inc. Class A	700	13,447
*	Kenexa Corp.	800	16,208
	Kennametal, Inc.	2,200	66,814
*	Key Technology, Inc.	200	7,062
*	Kforce, Inc.	1,400	11,970
* #	Kirby Corp.	1,200	54,096
#	Knight Transportation, Inc.	2,000	29,580
	Knoll, Inc.	500	7,040
*	Korn/Ferry International	1,200	20,232
	L-3 Communications Holdings, Inc.	1,700	180,693
*	LaBarge, Inc.	520	6,781
*	Ladish Co., Inc.	500	17,850
	Landstar Systems, Inc.	400	18,552
*	Layne Christensen Co.	400	16,016
*	Learning Tree International, Inc.	500	6,730
*	LECG Corp.	700	6,650
	Lennox International, Inc.	1,800	67,752
	Lincoln Electric Holdings, Inc.	1,000	67,140
	Lindsay Corp.	300	23,586
*	LMI Aerospace, Inc.	300	5,709
	Lockheed Martin Corp.	800	82,560
	LSI Industries, Inc.	700	9,303
*	M&F Worldwide Corp.	400	14,812
*	Magnetek, Inc.	700	2,387
	Manpower, Inc.	1,200	68,040
*	Marten Transport, Ltd.	600	8,694
	Masco Corp.	5,100	95,319
	McGrath Rentcorp.	900	18,846
	Met-Pro Corp.	533	5,794
*	MFRI, Inc.	200	3,240
* #	Microvision, Inc.	600	1,512
*	Middleby Corp.	160	10,880
*	Miller Industries, Inc.	300	3,468
	Mine Safety Appliances Co.	1,000	40,110
*	Mobile Mini, Inc.	1,000	18,610
*	Monster Worldwide, Inc.	2,000	53,180
*	Moog, Inc. Class A	1,100	45,144
	MSC Industrial Direct Co., Inc. Class A	500	20,290

21

*	MTC Technologies, Inc.	600	$14,220
	Mueller Industries, Inc.	1,100	31,603
	Mueller Water Products, Inc. Class B	1,700	14,807
	NACCO Industries, Inc. Class A	200	16,210
*	National Technical Systems, Inc.	300	1,866
*	NCI Building Systems, Inc.	400	12,136
	Nordson Corp.	1,000	51,390
	Norfolk Southern Corp.	3,500	185,115
*	North America Galvanizing & Coatings, Inc.	400	2,264
	Northrop Grumman Corp.	3,000	235,830
*	NuCo2, Inc.	500	13,815
*	Old Dominion Freight Line, Inc.	800	21,800
	Omega Flex, Inc.	169	2,535
*	On Assignment, Inc.	700	4,333
*	Orbital Sciences Corp.	1,400	30,310
	Oshkosh Truck Corp. Class B	2,100	84,147
* #	Owens Corning, Inc.	2,000	37,720
*	P.A.M. Transportation Services, Inc.	300	4,350
	Paccar, Inc.	750	32,535
	Pall Corp.	600	23,622
	Parker Hannifin Corp.	2,000	129,260
*	Park-Ohio Holdings Corp.	500	10,335
	Pentair, Inc.	2,900	94,598
*	Perini Corp.	600	22,488
* #	Pinnacle Airlines Corp.	600	6,726
	Pitney Bowes, Inc.	900	32,202
*	Plug Power, Inc.	3,200	9,632
	Portec Rail Products, Inc.	240	2,527
*	Powell Industries, Inc.	300	11,436
*	Power-One, Inc.	2,800	7,280
	Precision Castparts Corp.	200	22,078
* #	Protection One, Inc.	500	4,380
*	Quality Distribution, Inc.	700	2,149
*	Quanta Services, Inc.	1,200	28,656
	Quixote Corp.	300	4,215
	R. R. Donnelley & Sons Co.	7,100	225,993
	Raven Industries, Inc.	200	5,856
	Raytheon Co.	3,800	246,392
*	RBC Bearings, Inc.	400	13,440
*	RCM Technologies, Inc.	400	2,124
	Regal-Beloit Corp.	1,300	47,996
	Republic Services, Inc.	2,300	70,219
	Resources Connection, Inc.	900	14,490
	Robbins & Myers, Inc.	1,000	34,050
	Robert Half International, Inc.	700	18,865
	Rockwell Automation, Inc.	700	38,297
	Rockwell Collins, Inc.	700	41,230
	Rollins, Inc.	840	14,826
#	Roper Industries, Inc.	1,400	78,960
*	Rush Enterprises, Inc. Class A	950	14,079
	Ryder System, Inc.	1,800	103,698
	Schawk, Inc.	800	12,600
*	School Specialty, Inc.	400	12,208
*	Shaw Group, Inc.	800	51,504
#	Simpson Manufacturing Co., Inc.	1,600	38,336

22

	Skywest, Inc.	2,000	$44,240
*	SL Industries, Inc.	200	3,960
	Southwest Airlines Co.	14,400	176,544
* #	Spire Corp.	200	3,186
#	SPX Corp.	800	81,840
*	Standard Parking Corp.	400	8,128
	Standard Register Co.	700	5,985
	Standex International Corp.	300	5,703
	Steelcase, Inc. Class A	2,400	34,032
*	Stericycle, Inc.	300	16,167
	Sun Hydraulics, Inc.	200	4,346
*	Superior Essex, Inc.	600	17,028
	Sypris Solutions, Inc.	700	3,367
*	SYS Technologies	900	1,953
	TAL International Group, Inc.	1,100	22,957
* #	Taser International, Inc.	900	10,143
*	Team, Inc.	200	6,098
*	Teledyne Technologies, Inc.	1,000	44,400
	Teleflex, Inc.	1,100	62,205
*	TeleTech Holdings, Inc.	500	11,285
	Tennant Co.	600	21,648
*	Terex Corp.	500	33,725
*	Tetra Tech, Inc.	1,700	32,079
	Textron, Inc.	800	43,336
*	The Advisory Board Co.	200	11,114
	The Brink’s Co.	1,100	73,623
	The Dun & Bradstreet Corp.	200	17,468
*	The Geo Group, Inc.	1,500	40,035
	The Manitowoc Co., Inc.	600	24,444
*	Thomas & Betts Corp.	1,300	52,195
	Thomas Group, Inc.	361	1,231
	Timken Co.	2,800	84,364
	Titan International, Inc.	900	30,591
	Toro Co.	600	28,908
	Trane, Inc.	900	40,545
*	TRC Companies, Inc.	700	3,549
	Tredegar Industries, Inc.	800	12,648
	Trinity Industries, Inc.	1,900	53,523
	Triumph Group, Inc.	500	28,295
*	TrueBlue, Inc.	800	9,992
* #	TurboChef Technologies, Inc.	400	3,400
	Twin Disc, Inc.	400	8,104
	UAL Corp.	1,600	48,480
*	Ultralife Batteries, Inc.	400	5,644
	Union Pacific Corp.	2,400	299,424
	United Parcel Service, Inc.	1,300	91,312
*	United Stationers, Inc.	800	39,488
	United Technologies Corp.	3,300	232,683
	Universal Forest Products, Inc.	400	11,112
*	URS Corp.	1,500	60,420
* #	USG Corp.	600	20,418
	Valmont Industries, Inc.	300	23,970
*	Veri-Tek International Corp.	225	1,235
*	Versar, Inc.	300	1,785
	Viad Corp.	700	24,269

23

	Vicor Corp.	900	$10,917
*	Volt Information Sciences, Inc.	900	14,463
	W.W. Grainger, Inc.	1,100	81,026
	Wabtec Corp.	1,400	48,454
	Walter Industries, Inc.	700	38,241
*	Waste Connections, Inc.	2,000	60,720
	Waste Industries USA, Inc.	300	10,977
	Waste Management, Inc.	4,500	147,735
#	Watsco, Inc. Class A	600	22,800
	Watson Wyatt & Co. Holdings	1,200	63,660
#	Watts Water Technologies, Inc.	1,200	33,264
*	WCA Waste Corp.	600	3,660
	Werner Enterprises, Inc.	2,400	42,696
*	WESCO International, Inc.	600	24,000
*	Westaff, Inc.	600	2,436
	Woodward Governor Co.	1,000	28,570
Total Industrials			13,956,235

Information Technology — (13.3%)
*	3Com Corp.	11,500	37,835
*	Acacia Research-Acacia Technologies	300	1,959
* #	Access Integrated Technologies, Inc.	700	1,652
*	Actel Corp.	1,000	11,850
*	ActivIdentity Corp.	1,300	3,991
*	Activision, Inc.	1,200	32,700
*	Actuate Corp.	1,300	6,240
*	Adaptec, Inc.	4,700	12,455
*	ADC Telecommunications, Inc.	3,400	46,478
*	ADDvantage Technologies Group, Inc.	400	1,700
*	Adobe Systems, Inc.	1,100	37,015
	Adtran, Inc.	1,600	29,472
*	Advanced Analogic Technologies, Inc.	1,200	7,800
*	Advanced Energy Industries, Inc.	1,300	16,666
* #	Advanced Micro Devices, Inc.	10,700	77,147
*	Advanced Photonix, Inc.	800	1,200
*	Advent Software, Inc.	300	13,482
*	Aehr Test Systems	200	1,460
*	Aetrium, Inc.	400	1,876
*	Agilent Technologies, Inc.	1,600	48,976
	Agilysys, Inc.	900	11,403
*	Akamai Technologies, Inc.	700	24,612
	Altera Corp.	1,500	25,665
	American Software, Inc. Class A	900	7,650
*	AMIS Holdings, Inc.	2,500	17,050
*	Amkor Technology, Inc.	1,800	21,078
	Amphenol Corp.	800	29,576
*	Amtech Systems, Inc.	200	2,494
* #	Anadigics, Inc.	1,400	9,856
	Analog Devices, Inc.	1,300	34,996
*	Anaren, Inc.	500	6,320
*	Anixter International, Inc.	800	52,312
*	Ansoft Corp.	200	4,864
*	Answerthink, Inc.	1,600	6,480
*	Ansys, Inc.	900	33,633
*	Apple, Inc.	1,600	200,032

24

	Applied Materials, Inc.	3,100	$59,427
*	Applied Micro Circuits Corp.	1,450	10,773
*	Ariba, Inc.	2,200	19,624
*	Arris Group, Inc.	3,610	20,758
*	Arrow Electronics, Inc.	4,000	130,440
*	Art Technology Group, Inc.	2,800	9,464
*	Aspen Technology, Inc.	1,600	17,920
*	Asyst Technologies, Inc.	1,100	3,872
*	Atheros Communications	1,000	24,320
*	Atmel Corp.	14,200	46,150
*	ATMI, Inc.	1,100	30,074
*	Autodesk, Inc.	900	27,981
	Automatic Data Processing, Inc.	1,200	47,940
	Avici Systems, Inc.	500	3,835
* #	Avid Technology, Inc.	900	21,933
*	Avnet, Inc.	2,300	77,533
*	Avocent Corp.	1,700	28,441
	AVX Corp.	5,100	63,954
*	Aware, Inc.	900	3,591
*	Axcelis Technologies, Inc.	2,723	15,657
*	AXT, Inc.	1,100	6,072
* #	Bankrate, Inc.	500	21,130
*	BEA Systems, Inc.	1,300	24,791
	Bel Fuse, Inc. Class B	300	8,181
*	Bell Microproducts, Inc.	900	3,015
*	Benchmark Electronics, Inc.	2,400	40,320
	Black Box Corp.	500	15,500
*	Blackboard, Inc.	300	8,631
*	Blue Coat Systems, Inc.	400	9,392
*	BMC Software, Inc.	800	25,824
*	Bookham, Inc.	3,200	4,672
*	Borland Software Corp.	2,100	4,095
*	Bottomline Technologies, Inc.	700	8,988
*	Brightpoint, Inc.	1,200	12,408
*	Broadcom Corp.	900	17,019
	Broadridge Financial Solutions, Inc.	1,600	30,640
*	Brocade Communications Systems, Inc.	8,600	66,134
*	Brooks Automation, Inc.	2,700	27,216
*	BSQUARE Corp.	300	1,296
	CA, Inc.	2,200	50,336
*	Cabot Microelectronics Corp.	800	26,792
*	CACI International, Inc. Class A	900	39,294
*	Cadence Design Systems, Inc.	3,700	39,294
*	CalAmp Corp.	500	1,365
*	California Micro Devices Corp.	700	2,240
*	Callidus Software, Inc.	1,100	5,401
*	CallWave, Inc.	800	2,032
*	Captaris, Inc.	400	1,388
*	Catalyst Semiconductor, Inc.	600	2,406
*	Catapult Communications Corp.	500	3,120
*	CEVA, Inc.	700	5,971
*	Checkpoint Systems, Inc.	1,300	31,460
*	Chordiant Software, Inc.	300	1,728
* #	Ciena Corp.	900	23,247
*	Ciprico, Inc.	300	1,050

25

*	Cirrus Logic, Inc.	2,500	$12,850
*	Cisco Sytems, Inc.	11,000	268,070
*	Citrix Systems, Inc.	800	26,344
*	CMGI, Inc.	1,900	21,831
*	CNET Networks, Inc.	3,500	25,410
	Cognex Corp.	1,140	22,036
*	Cognizant Technology Solutions Corp.	1,200	36,252
*	Coherent, Inc.	1,100	31,284
	Cohu, Inc.	900	14,076
* #	CommScope, Inc.	1,800	75,384
*	Computer Sciences Corp.	3,400	147,730
*	Compuware Corp.	7,100	56,516
*	Comtech Telecommunications Corp.	500	21,690
*	Concur Technologies, Inc.	600	17,544
*	Convera Corp.	1,100	2,090
*	Convergys Corp.	1,700	24,548
	Corning, Inc.	3,600	83,628
*	CPI International, Inc.	600	6,240
*	Credence Systems Corp.	1,100	1,562
* #	Cree, Inc.	2,500	77,250
*	CSG Systems International, Inc.	800	9,080
*	Cyberoptics Corp.	300	3,126
*	Cybersource Corp.	500	7,305
*	Cymer, Inc.	1,000	28,330
* #	Cypress Semiconductor Corp.	2,700	58,698
	Daktronics, Inc.	500	8,640
*	DealerTrack Holdings, Inc.	700	14,329
*	Dell, Inc.	4,100	81,385
#	Diebold, Inc.	1,900	45,828
*	Digi International, Inc.	900	9,477
*	Digimarc Corp.	800	7,176
* #	Digital River, Inc.	900	29,367
*	Diodes, Inc.	900	20,313
*	Ditech Networks, Inc.	1,200	3,276
*	Dolby Laboratories, Inc.	200	8,850
*	Dot Hill Systems Corp.	1,700	6,086
*	DSP Group, Inc.	600	6,960
*	DST Systems, Inc.	200	14,052
*	DTS, Inc.	500	12,165
*	Dycom Industries, Inc.	1,300	14,872
*	Dynamics Research Corp.	300	2,898
*	EarthLink, Inc.	4,000	28,920
*	eBay, Inc.	3,100	81,716
* #	Echelon Corp.	400	4,492
*	EchoStar Holding Corp. Series A	60	2,404
*	EFJ, Inc.	800	1,080
*	Electro Scientific Industries, Inc.	800	12,952
*	Electroglas, Inc.	900	1,548
*	Electronic Arts, Inc.	800	37,832
	Electronic Data Systems Corp.	11,300	195,716
*	Electronics for Imaging, Inc.	1,600	24,096
*	EMC Corp.	4,800	74,592
*	EMCORE Corp.	1,400	15,470
*	EMS Technologies, Inc.	520	14,971
*	Emulex Corp.	2,400	35,712

26

*	Entegris, Inc.	3,900	$27,495
*	Entorian Technologies, Inc.	1,100	1,551
*	Epicor Software Corp.	1,100	12,177
*	EPIQ Systems, Inc.	900	12,240
* #	Equinix, Inc.	400	27,740
*	eSpeed, Inc.	1,200	13,932
*	Euronet Worldwide, Inc.	1,600	34,560
*	Excel Technology, Inc.	400	10,312
*	Extreme Networks, Inc.	3,700	11,137
*	F5 Networks, Inc.	600	13,296
#	Factset Research Systems, Inc.	500	26,320
	Fair Isaac Corp.	1,600	37,120
*	Fairchild Semiconductor Corp. Class A	3,600	40,140
*	FalconStor Software, Inc.	700	5,824
*	Faro Technologies, Inc.	300	9,825
*	FEI Co.	800	16,312
	Fidelity National Information Services, Inc.	2,700	112,023
*	Finisar Corp.	3,300	5,313
*	Fiserv, Inc.	2,200	115,764
*	Flir Systems, Inc.	800	22,768
*	FormFactor, Inc.	1,400	25,102
*	Forrester Research, Inc.	700	18,648
*	Foundry Networks, Inc.	3,300	39,171
	Frequency Electronics, Inc.	300	2,577
*	Gartner Group, Inc.	900	17,019
*	Gerber Scientific, Inc.	900	7,830
	Global Payments, Inc.	1,400	55,538
*	Goldleaf Financial Solutions, Inc.	500	1,330
*	Google, Inc.	400	188,472
*	Greenfield Online, Inc.	800	10,824
*	Harmonic, Inc.	1,400	12,474
	Harris Corp.	600	29,298
*	Harris Stratex Networks, Inc. Class A	800	8,032
#	Heartland Payment Systems, Inc.	400	8,812
	Henry Jack & Associates, Inc.	1,600	37,648
*	Hewitt Associates, Inc. Class A	2,400	94,704
	Hewlett-Packard Co.	8,600	410,822
*	hi/fn, Inc.	500	2,745
*	Hittite Microwave Corp.	300	9,933
*	Hutchinson Technology, Inc.	800	13,440
*	Hypercom Corp.	1,600	5,936
*	I.D. Systems, Inc.	400	2,856
	iBasis, Inc.	400	1,624
*	iGATE Capital Corp.	1,500	11,880
*	Ikanos Communications	1,100	5,016
*	I-many, Inc.	800	2,224
#	Imergent, Inc.	200	2,200
*	Immersion Corp.	800	6,744
*	InFocus Corp.	1,200	2,148
*	Informatica Corp.	1,600	27,936
	InfoSpace, Inc.	1,000	10,190
*	Ingram Micro, Inc.	5,100	77,877
*	Innodata Isogen, Inc.	700	3,850
*	Insight Enterprises, Inc.	1,600	28,048
	Integral Systems, Inc.	400	9,736

27

*	Integrated Device Technology, Inc.	5,600	$46,984
*	Integrated Silicon Solution, Inc.	836	4,991
	Intel Corp.	13,300	265,335
*	Interactive Intelligence, Inc.	200	2,852
*	Intermec, Inc.	1,700	37,468
*	Internap Network Services Corp.	1,600	11,200
	International Business Machines Corp.	2,400	273,264
*	International Rectifier Corp.	2,600	59,202
*	Internet Capital Group, Inc.	1,300	11,310
*	Interphase Corp.	200	1,140
	Intersil Corp.	4,800	111,696
*	Intervoice, Inc.	900	6,363
*	Interwoven, Inc.	1,400	18,970
*	Intevac, Inc.	500	6,420
*	IntriCon Corp.	200	1,366
*	Intuit, Inc.	1,400	37,184
*	Iomega Corp.	2,100	6,405
*	iPass, Inc.	2,100	5,838
*	Iron Mountain, Inc.	2,600	78,208
*	Iteris, Inc.	1,100	2,970
*	Itron, Inc.	300	28,599
*	Ixia	2,200	16,522
*	IXYS Corp.	1,400	9,870
*	j2 Global Communications, Inc.	700	15,064
	Jabil Circuit, Inc.	2,900	37,468
*	JDA Software Group, Inc.	1,000	17,070
*	JDS Uniphase Corp.	6,300	82,845
*	Juniper Networks, Inc.	1,100	29,502
*	Jupitermedia Corp.	1,300	4,277
	Keithley Instruments, Inc.	500	4,525
*	Key Tronic Corp.	400	1,272
*	Kintera, Inc.	1,200	1,128
	KLA-Tencor Corp.	2,800	117,628
*	Kopin Corp.	2,500	6,800
*	Kratos Defense & Security Solutions, Inc.	2,700	4,914
*	Kulicke & Soffa Industries, Inc.	1,300	6,695
*	KVH Industries, Inc.	400	3,472
*	L-1 Identity Solutions, Inc.	2,900	34,684
* #	Lam Research Corp.	600	24,144
*	LaserCard Corp.	200	1,856
*	Lawson Software, Inc.	5,200	40,560
*	LeCroy Corp.	400	3,156
*	Lexmark International, Inc.	1,600	52,848
	Linear Technology Corp.	1,000	27,710
*	Lionbridge Technologies, Inc.	2,400	8,520
*	Littlefuse, Inc.	700	21,819
*	LoJack Corp.	600	7,488
*	Loral Space & Communications, Inc.	700	16,982
*	LSI Corp.	4,700	23,688
*	Macrovision Corp.	1,800	27,522
*	Magma Design Automation, Inc.	400	3,928
*	Management Network Group, Inc.	1,300	2,782
*	Manhattan Associates, Inc.	600	13,236
*	ManTech International Corp. Class A	600	26,448
#	Marchex, Inc. Class B	900	7,947

28

*	Mastec, Inc.	1,900	$16,549
*	Mattson Technology, Inc.	1,500	8,910
	Maxim Integrated Products, Inc.	1,000	18,270
	Maximus, Inc.	600	21,792
* #	Maxwell Technologies, Inc.	700	7,287
*	McAfee, Inc.	2,700	89,829
*	MEMC Electronic Materials, Inc.	500	38,140
*	Mentor Graphics Corp.	2,900	26,390
*	Mercury Computer Systems, Inc.	700	4,487
*	Merix Corp.	800	2,176
*	Metavante Technologies, Inc.	1,666	36,102
	Methode Electronics, Inc.	1,100	11,715
	Micrel, Inc.	1,800	13,230
#	Microchip Technology, Inc.	2,300	70,794
*	Micron Technology, Inc.	14,600	109,792
*	Micros Systems, Inc.	800	25,632
*	Microsemi Corp.	1,700	36,975
	Microsoft Corp.	16,900	460,018
*	Microtune, Inc.	1,200	6,048
* #	Midway Games, Inc.	500	1,000
*	MIPS Technologies, Inc.	1,400	5,194
*	MIVA, Inc.	1,000	2,100
*	MKS Instruments, Inc.	1,700	34,153
*	Mobility Electronics, Inc.	1,200	1,632
*	Moldflow Corp.	400	6,664
	Molex, Inc. Class A	1,200	26,124
*	Monolithic Power Systems	300	4,992
	Motorola, Inc.	11,000	109,670
*	MPS Group, Inc.	3,400	38,760
*	MRV Communications, Inc.	3,000	4,800
*	MSC. Software Corp.	1,400	17,738
	MTS Systems Corp.	500	15,595
*	Multi-Fineline Electronix, Inc.	800	17,016
*	Nanometrics, Inc.	700	4,459
*	Napco Security Systems, Inc.	700	3,850
	National Instruments Corp.	1,000	25,860
	National Semiconductor Corp.	1,100	18,117
*	NAVTEQ Corp.	300	22,485
*	NCR Corp.	3,500	77,560
*	NeoMagic Corp.	600	792
*	NETGEAR, Inc.	800	17,456
* #	Netlogic Microsystems, Inc.	500	11,800
*	NetScout Systems, Inc.	900	8,361
* #	Network Appliance, Inc.	600	12,972
*	Network Equipment Technologies, Inc.	800	4,560
	NIC, Inc.	700	4,214
*	Novatel Wireless, Inc.	700	7,406
*	Novell, Inc.	10,100	75,245
*	Novellus Systems, Inc.	3,600	79,488
*	Nu Horizons Electronics Corp.	700	4,158
*	Nuance Communications, Inc.	2,100	34,545
*	Nvidia Corp.	1,350	28,877
*	Omniture, Inc.	196	4,504
* #	OmniVision Technologies, Inc.	1,900	30,134
*	ON Semiconductor Corp.	3,200	19,200

29

*	Online Resources Corp.	300	$3,072
*	Oplink Communications, Inc.	800	9,944
*	OPNET Technologies, Inc.	800	6,368
*	Oracle Corp.	12,100	227,480
*	OSI Systems, Inc.	500	10,575
*	OYO Geospace Corp.	200	9,628
*	Packeteer, Inc.	1,200	5,364
* #	Palm, Inc.	3,400	21,998
*	PAR Technology Corp.	400	3,168
* #	Parametric Technology Corp.	2,500	38,275
	Park Electrochemical Corp.	600	14,130
* #	Parkervision, Inc.	300	2,607
	Paychex, Inc.	700	22,022
*	PC Connection, Inc.	1,100	10,923
*	PC-Tel, Inc.	700	4,676
*	PDF Solutions, Inc.	800	4,560
	Pegasystems, Inc.	1,200	11,280
*	Perficient, Inc.	600	5,070
*	Performance Technologies, Inc.	400	1,876
*	Pericom Semiconductor Corp.	900	11,997
*	Perot Systems Corp.	4,000	55,160
*	Pervasive Software, Inc.	800	3,064
*	Phoenix Technologies, Ltd.	300	4,953
*	Photon Dynamics, Inc.	500	5,175
*	Planar Systems, Inc.	700	3,262
	Plantronics, Inc.	1,600	30,176
*	PLATO Learning, Inc.	800	3,040
* #	Plexus Corp.	1,500	37,155
*	PLX Technology, Inc.	900	5,814
*	PMC-Sierra, Inc.	4,900	23,471
*	Polycom, Inc.	1,600	34,880
*	Power Integrations, Inc.	700	18,410
* #	Powerwave Technologies, Inc.	4,300	12,298
*	Presstek, Inc.	1,300	6,110
*	Progress Software Corp.	1,200	34,248
	QAD, Inc.	1,000	8,740
*	QLogic Corp.	3,200	50,720
#	QUALCOMM, Inc.	3,800	161,006
	Quality Systems, Inc.	300	9,774
*	Quantum Corp.	5,700	14,250
*	Quest Software, Inc.	2,900	41,267
*	QuickLogic Corp.	900	2,691
*	Rackable Systems, Inc.	600	5,544
*	Radiant Systems, Inc.	900	12,852
*	RadiSys Corp.	900	8,559
*	RAE Systems, Inc.	2,000	4,600
*	Rambus, Inc.	900	16,227
*	Ramtron International Corp.	800	3,136
*	RealNetworks, Inc.	4,900	28,665
*	Red Hat, Inc.	800	14,264
	Relm Wireless Corp.	400	900
	Renaissance Learning, Inc.	800	10,528
*	RF Micro Devices, Inc.	8,363	26,343
	Richardson Electronics, Ltd.	500	2,160
*	RightNow Technologies, Inc.	400	4,572

30

*	Rimage Corp.	400	$9,208
*	Rofin-Sinar Technologies, Inc.	800	31,496
*	Rogers Corp.	600	19,008
*	Rudolph Technologies, Inc.	800	6,968
*	Saba Software, Inc.	700	2,387
*	Safeguard Scientifics, Inc.	2,400	3,696
*	Salesforce.com, Inc.	500	29,860
* #	Sandisk Corp.	3,200	75,360
*	Sapient Corp.	2,900	21,402
*	SAVVIS, Inc.	200	3,886
*	ScanSource, Inc.	700	23,779
*	Scientific Learning Corp.	400	2,004
*	Seachange International, Inc.	400	2,360
*	Secure Computing Corp.	2,200	17,864
*	Semitool, Inc.	1,000	7,860
*	Semtech Corp.	1,800	22,932
*	SI International, Inc.	519	12,913
*	Sigma Designs, Inc.	300	8,835
*	Sigmatel, Inc.	1,100	3,201
*	Silicon Image, Inc.	3,300	15,114
*	Silicon Laboratories, Inc.	1,200	37,140
*	Silicon Storage Technology, Inc.	4,045	11,447
*	Skyworks Solutions, Inc.	5,200	42,952
*	SM&A	500	3,095
* #	Smith Micro Software, Inc.	900	4,608
*	SoftBrands, Inc.	600	750
*	Sonic Solutions, Inc.	700	6,321
*	SonicWALL, Inc.	2,100	17,493
* #	Sonus Networks, Inc.	5,900	19,588
*	SourceForge, Inc.	1,700	2,924
*	Spectrum Control, Inc.	500	4,505
*	SPSS, Inc.	500	19,015
*	SRA International, Inc.	1,400	33,600
*	SRS Labs, Inc.	500	2,200
*	Standard Microsystems Corp.	800	22,680
	StarTek, Inc.	500	4,305
*	STEC, Inc.	1,100	8,008
* #	Stratasys, Inc.	400	7,504
*	SumTotal Systems, Inc.	600	2,724
*	Sun Microsystems, Inc.	2,675	43,870
*	Supertex, Inc.	400	8,280
*	SupportSoft, Inc.	1,800	6,318
*	Sybase, Inc.	2,000	53,240
*	Sycamore Networks, Inc.	9,200	32,108
*	Sykes Enterprises, Inc.	1,400	23,506
*	Symantec Corp.	7,900	133,036
*	Symmetricom, Inc.	1,000	3,420
* #	Synaptics, Inc.	500	13,395
*	SYNNEX Corp.	1,100	22,891
*	Synopsys, Inc.	3,200	74,272
*	Synplicity, Inc.	800	4,440
#	Syntel, Inc.	600	16,338
* #	Take-Two Interactive Software, Inc.	2,100	55,650
*	Tech Data Corp.	1,600	53,360
	Technitrol, Inc.	1,400	30,814

31

*	TechTeam Global, Inc.	400	$3,500
*	Tekelec	2,300	27,393
*	TeleCommunication Systems, Inc.	1,000	3,100
*	Tellabs, Inc.	12,900	84,882
*	Telular Corp.	600	2,112
*	Teradata Corp.	1,800	45,414
*	Teradyne, Inc.	4,500	53,955
* #	Terremark Worldwide, Inc.	1,600	8,000
*	Tessera Technologies, Inc.	1,100	25,916
	Texas Instruments, Inc.	3,200	95,872
*	The Knot, Inc.	900	10,395
	TheStreet.com, Inc.	300	2,718
*	THQ, Inc.	1,300	24,323
*	TIBCO Software, Inc.	6,400	45,120
	Total System Services, Inc.	2,445	54,352
*	Transact Technologies, Inc.	400	1,952
* #	Trimble Navigation, Ltd.	600	16,404
*	Triquint Semiconductor, Inc.	5,441	25,682
*	TTM Technologies, Inc.	1,700	18,734
*	Tumbleweed Communications Corp.	900	1,152
*	Tyler Technologies, Inc.	1,100	15,235
*	Ultimate Software Group, Inc.	300	8,178
*	Ultra Clean Holdings, Inc.	800	7,680
*	Ultratech, Inc.	900	8,667
*	Unisys Corp.	1,100	4,543
	United Online, Inc.	1,900	18,962
*	Universal Display Corp.	400	6,816
*	ValueClick, Inc.	1,100	21,241
*	Varian Semiconductor Equipment Associates, Inc.	700	23,646
*	Veeco Instruments, Inc.	1,100	17,050
* #	VeriFone Holdings, Inc.	300	6,195
*	VeriSign, Inc.	3,300	114,840
*	Viasat, Inc.	1,000	20,970
*	Vicon Industries, Inc.	200	1,090
*	Video Display Corp.	300	2,367
*	Virage Logic Corp.	700	4,494
*	Vishay Intertechnology, Inc.	6,300	57,519
*	Vocus, Inc.	200	4,912
*	Vyyo, Inc.	400	580
*	Websense, Inc.	500	9,735
*	Website Pros, Inc.	1,100	12,144
*	Westell Technologies, Inc.	2,100	3,696
* #	Western Digital Corp.	2,900	89,523
*	Wind River Systems, Inc.	2,500	18,075
*	Wireless Telecom Group, Inc.	900	1,476
*	Wright Express Corp.	400	11,576
	Xerox Corp.	10,400	152,880
	Xilinx, Inc.	1,000	22,360
*	X-Rite, Inc.	1,000	8,190
*	Yahoo!, Inc.	3,000	83,340
*	Zebra Technologies Corp. Class A	1,500	49,980
*	ZILOG, Inc.	600	2,004
* #	Zix Corp.	1,000	3,920
*	Zoran Corp.	1,600	21,968
Total Information Technology			12,930,229

32

Materials — (6.4%)
	A.M. Castle & Co.	700	$15,561
*	AEP Industries, Inc.	200	6,078
	Air Products & Chemicals, Inc.	900	82,197
	Airgas, Inc.	1,900	92,321
	AK Steel Holding Corp.	400	21,048
	Albemarle Corp.	1,700	64,498
	Alcoa, Inc.	7,700	285,978
#	Allegheny Technologies, Inc.	500	38,675
	AMCOL International Corp.	700	20,174
	American Vanguard Corp.	800	12,088
	Aptargroup, Inc.	1,600	59,968
	Arch Chemicals, Inc.	700	24,437
	Ashland, Inc.	1,900	83,923
	Balchem Corp.	500	10,020
	Ball Corp.	500	22,050
	Bemis Co., Inc.	3,000	74,460
*	Brush Engineered Materials, Inc.	600	16,668
	Cabot Corp.	1,000	27,400
#	Calgon Carbon Corp.	1,100	17,974
	Carpenter Technology Corp.	1,200	75,396
	Celanese Corp. Class A	700	27,230
*	Century Aluminum Co.	500	33,065
	CF Industries Holdings, Inc.	600	73,248
	Chemtura Corp.	3,800	31,388
#	Cleveland-Cliffs, Inc.	900	107,514
* #	Coeur d’Alene Mines Corp.	9,000	43,380
	Commercial Metals Co.	3,500	106,610
	Compass Minerals International, Inc.	500	28,460
*	Core Molding Technologies, Inc.	300	2,130
*	Crown Holdings, Inc.	2,100	52,311
	Cytec Industries, Inc.	1,400	80,192
	Deltic Timber Corp.	300	14,262
	Dow Chemical Co.	8,300	312,827
	duPont (E.I.) de Nemours & Co., Inc.	3,700	171,754
#	Eagle Materials, Inc.	1,400	49,784
#	Eastman Chemical Co.	1,200	78,972
	Ecolab, Inc.	1,000	46,790
	Ferro Corp.	1,700	27,370
*	Flotek Industries, Inc.	200	4,546
	FMC Corp.	1,400	79,254
	Freeport-McMoRan Copper & Gold, Inc. Class B	2,600	262,236
	Friedman Industries, Inc.	300	1,542
* #	General Moly, Inc.	600	6,414
#	Georgia Gulf Corp.	700	4,242
	Gibraltar Industries, Inc.	600	6,558
*	Graphic Packaging Corp.	6,600	20,328
	Greif, Inc. Class A	600	39,234
	H.B. Fuller Co.	2,000	45,500
*	Headwaters, Inc.	200	2,452
* #	Hecla Mining Co.	2,700	31,050
	Hercules, Inc.	2,600	47,632
*	ICO, Inc.	400	3,116
	International Flavors & Fragrances, Inc.	300	12,939

33

	International Paper Co.	3,800	$120,460
*	Ion Geophysical Corp.	2,300	30,567
	Kaiser Aluminum Corp.	500	36,675
	KMG Chemicals, Inc.	300	4,878
*	Landec Corp.	800	7,504
	Louisiana-Pacific Corp.	2,100	22,848
* #	LSB Industries, Inc.	200	4,770
	Lubrizol Corp.	1,000	58,300
#	Martin Marietta Materials, Inc.	200	21,520
*	Material Sciences Corp.	400	2,952
	MeadWestavco Corp.	4,100	105,206
	Metal Management, Inc.	700	42,469
	Minerals Technologies, Inc.	700	42,196
	Monsanto Co.	1,200	138,816
	Nalco Holding Co.	3,200	69,120
*	Nanophase Technologies Corp.	300	957
	NewMarket Corp.	600	40,170
#	Newmont Mining Corp.	2,800	143,276
	NL Industries, Inc.	1,600	17,376
	Nucor Corp.	1,200	77,484
	Olin Corp.	2,100	40,362
	Olympic Steel, Inc.	300	12,390
*	OM Group, Inc.	900	54,477
*	OMNOVA Solutions, Inc.	1,400	5,460
*	Owens-Illinois, Inc.	700	39,515
#	Packaging Corp. of America	2,400	54,696
*	Pactiv Corp.	1,900	48,108
*	Patriot Coal Corp.	90	4,833
	Penford Corp.	200	4,378
*	Peoplesupport, Inc.	900	10,449
*	PolyOne Corp.	3,100	20,150
#	PPG Industries, Inc.	2,000	123,960
	Praxair, Inc.	600	48,168
	Quaker Chemical Corp.	300	7,050
	Quanex Corp.	1,300	66,885
*	Ready Mix, Inc.	200	1,200
	Reliance Steel & Aluminum Co.	1,800	99,918
	Rock-Tenn Co. Class A	1,100	29,513
*	Rockwood Holdings, Inc.	2,100	64,449
	Rohm & Haas Co.	2,900	155,469
#	Royal Gold, Inc.	800	25,208
	RPM International, Inc.	3,500	73,185
* #	RTI International Metals, Inc.	700	38,409
	Schnitzer Steel Industries, Inc. Class A	600	39,282
	Schweitzer-Maudoit International, Inc.	500	11,485
	Scotts Miracle-Gro Co. Class A	500	17,795
	Sealed Air Corp.	2,400	58,104
	Sensient Technologies Corp.	1,600	43,104
	Silgan Holdings, Inc.	400	18,696
*	Smurfit-Stone Container Corp.	9,300	73,935
	Southern Copper Corp.	600	68,466
	Steel Dynamics, Inc.	1,700	99,042
	Stepan Co.	300	10,230
* #	Stillwater Mining Co.	1,000	20,530
	Temple-Inland, Inc.	1,500	20,595

34

*	Terra Industries, Inc.	1,200	$54,252
#	Texas Industries, Inc.	700	40,320
*	The Mosaic Co.	800	89,040
#	Titanium Metals Corp.	700	14,434
*	U.S. Concrete, Inc.	1,100	4,389
*	U.S. Gold Corp.	1,400	4,914
*	United States Lime & Minerals, Inc.	200	5,990
	United States Steel Corp.	1,600	173,520
*	Universal Stainless & Alloy Products, Inc.	200	6,078
	Valhi, Inc.	900	17,397
	Valspar Corp.	3,000	65,070
	Vulcan Materials Co.	1,600	112,160
	Westlake Chemical Corp.	300	4,842
	Weyerhaeuser Co.	1,900	116,280
	Worthington Industries, Inc.	2,400	42,216
	Zep, Inc.	200	3,140
* #	Zoltek Companies, Inc.	500	11,440
Total Materials			6,167,766

Telecommunication Services — (3.8%)
	Alaska Communications Systems Group, Inc.	900	10,197
*	American Tower Corp.	1,000	38,440
*	Arbinet-thexchange, Inc.	900	4,500
	AT&T, Inc.	41,300	1,438,479
*	Cbeyond, Inc.	300	4,917
*	Centennial Communications Corp.	2,000	10,540
	CenturyTel, Inc.	2,400	86,856
*	Cincinnati Bell, Inc.	4,600	17,848
	Citizens Communications Co.	4,800	51,552
*	Cogent Communications Group, Inc.	500	9,740
	Consolidated Communications Holdings, Inc.	800	11,528
*	Crown Castle International Corp.	4,800	173,232
	D&E Communications, Inc.	500	5,445
	Embarq Corp.	600	25,164
	FairPoint Communications, Inc.	1,000	9,840
*	FiberTower Corp.	600	900
*	General Communications, Inc. Class A	1,100	6,369
	Hickory Tech Corp.	250	2,290
	IDT Corp. Class B	1,200	7,032
	Iowa Telecommunications Services, Inc.	700	11,081
*	LCC International, Inc. Class A	1,000	1,640
*	Leap Wireless International, Inc.	700	29,932
* #	Level 3 Communications, Inc.	2,800	6,244
*	NeuStar, Inc.	700	17,962
* #	Nextwave Wireless, Inc.	1,700	9,163
* #	NII Holdings, Inc.	500	19,865
*	PAETEC Holding Corp.	1,200	9,264
*	Premiere Global Services, Inc.	1,600	22,608
	Qwest Communications International, Inc.	7,800	42,120
*	SBA Communications Corp.	900	27,945
	Sprint Nextel Corp.	24,700	175,617
	SureWest Communications	400	5,028
*	Syniverse Holdings, Inc.	1,900	32,205
	Telephone & Data Systems, Inc.	1,300	60,970
	Telephone & Data Systems, Inc. Special Shares	900	38,790

35

*	Time Warner Telecom, Inc.	1,200	$19,128
*	United States Cellular Corp.	800	50,400
	Verizon Communications, Inc.	32,400	1,176,768
	Windstream Corp.	2,000	23,520
Total Telecommunication Services			3,695,119

Utilities — (2.9%)
*	AES Corp.	2,100	37,758
	AGL Resources, Inc.	900	31,212
	Allegheny Energy, Inc.	900	45,603
	ALLETE, Inc.	800	28,832
	Alliant Energy Corp.	400	13,896
	Ameren Corp.	900	38,430
	American Electric Power Co., Inc.	900	36,828
	American States Water Co.	300	9,765
	Aqua America, Inc.	1,500	28,560
	Artesian Resources Corp. Class A	200	3,776
	Atmos Energy Corp.	1,000	26,000
	Avista Corp.	1,000	18,240
	Black Hills Corp.	700	25,032
	California Water Service Group	400	15,048
	CenterPoint Energy, Inc.	1,600	23,488
	Central Vermont Public Service Corp.	200	4,790
	CH Energy Group, Inc.	200	7,156
	Chesapeake Utilities Corp.	160	4,586
	Cleco Corp.	1,100	25,201
#	CMS Energy Corp.	2,500	35,975
	Connecticut Water Services, Inc.	200	4,810
	Consolidated Edison, Inc.	1,100	44,979
	Constellation Energy Group	400	35,340
	Dominion Resources, Inc.	1,200	47,928
	DPL, Inc.	900	22,959
	DTE Energy Co.	800	31,896
	Duke Energy Corp.	2,700	47,358
* #	Dynegy, Inc.	2,000	14,800
	Edison International	700	34,580
*	El Paso Electric Co.	800	16,368
	Empire District Electric Co.	500	10,255
	Energen Corp.	600	36,000
	EnergySouth, Inc.	200	10,152
	Entergy Corp.	500	51,370
* #	Environmental Power Corp.	400	1,972
#	Equitable Resources, Inc.	400	24,648
	Exelon Corp.	1,500	112,275
	FirstEnergy Corp.	700	47,313
	Florida Public Utilities Co.	200	2,390
	FPL Group, Inc.	900	54,261
	Great Plains Energy, Inc.	1,000	25,430
	Hawaiian Electric Industries, Inc.	1,500	33,690
	IDACORP, Inc.	800	23,840
	Integrys Energy Group, Inc.	800	36,776
	ITC Holdings Corp.	1,000	53,300
	Laclede Group, Inc.	300	10,245
	MDU Resources Group, Inc.	800	21,008
	MGE Energy, Inc.	400	12,624

36

	Middlesex Water Co.	600	$11,310
*	Mirant Corp.	3,000	111,000
	National Fuel Gas Co.	900	42,345
	New Jersey Resources Corp.	600	27,606
	Nicor, Inc.	400	13,640
#	NiSource, Inc.	1,400	24,066
	Northeast Utilities, Inc.	700	17,759
	Northwest Natural Gas Co.	400	16,816
*	NRG Energy, Inc.	3,400	140,318
	NSTAR	1,200	37,080
	OGE Energy Corp.	1,000	32,470
	Oneok, Inc.	400	18,628
#	Ormat Technologies, Inc.	900	39,294
	Otter Tail Corp.	600	19,470
	Pepco Holdings, Inc.	800	20,216
	PG&E Corp.	800	30,128
#	Piedmont Natural Gas Co.	1,400	34,440
	Pinnacle West Capital Corp.	500	17,775
	PNM Resources, Inc.	800	9,472
	Portland General Electric Co.	1,200	27,996
	PPL Corp.	800	36,304
	Progress Energy, Inc.	1,100	46,101
	Puget Energy, Inc.	1,000	26,700
	Questar Corp.	2,300	127,075
*	Reliant Energy, Inc.	4,900	111,720
	SCANA Corp.	400	15,148
	Sempra Energy	600	31,878
	Sierra Pacific Resources	2,400	30,984
	SJW Corp.	600	18,132
	South Jersey Industries, Inc.	600	20,502
	Southern Co.	1,600	55,248
	Southern Union Co.	1,300	33,436
	Southwest Gas Corp.	1,000	25,590
	Southwest Water Co.	400	4,388
	TECO Energy, Inc.	2,300	34,454
	UGI Corp.	1,200	30,732
	UIL Holdings Corp.	500	14,695
	Unisource Energy Corp.	300	7,095
	Vectren Corp.	800	20,616
	Westar Energy, Inc.	1,000	22,730
	WGL Holdings, Inc.	900	28,071
	Wisconsin Energy Corp.	400	17,448
	Xcel Energy, Inc.	1,700	33,694
	York Water Co.	160	2,464
Total Utilities			2,815,777

TOTAL COMMON STOCKS			89,253,895

37

TEMPORARY CASH INVESTMENTS — (0.1%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	145,716	$145,716

	Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.0%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $8,473,673 FHLMC, rates ranging from 6.500% to 7.000%, maturities ranging from 09/01/37 to 02/01/38 & GNMA 7.000%, 10/15/36, valued at $7,970,687) to be repurchased at $7,740,561	$7,739	7,738,530

TOTAL INVESTMENTS - (100.0%) (Cost $107,439,467) ##		$97,138,141

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$89,399,611
Level 2 – Other Significant Observable Inputs	7,738,530
Level 3 – Significant Unobservable Inputs	—
Total	$97,138,141

38

U.S. SOCIAL CORE EQUITY 2 PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (92.3%)
Consumer Discretionary — (10.7%)
	Aaron Rents, Inc.	600	$11,772
	Abercrombie & Fitch Co.	200	15,506
	Advance Auto Parts, Inc.	900	30,186
*	Aftermarket Technology Corp.	300	5,625
*	AH Belo Corp. Series A	300	3,651
*	Amazon.com, Inc.	300	19,341
	American Axle & Manufacturing Holdings, Inc.	1,100	21,648
*	AnnTaylor Stores Corp.	500	12,010
*	Apollo Group, Inc. Class A	300	18,414
	Arbitron, Inc.	200	8,384
	ArvinMeritor, Inc.	1,000	11,290
*	Audible, Inc.	400	4,580
*	AutoNation, Inc.	1,400	20,398
*	Autozone, Inc.	200	23,016
#	Barnes & Noble, Inc.	1,100	30,932
	Bebe Stores, Inc.	1,100	13,431
*	Bed Bath and Beyond, Inc.	500	14,170
	Belo Corp. Class A	1,500	17,655
	Best Buy Co., Inc.	500	21,505
*	Big Lots, Inc.	600	10,110
	Black & Decker Corp.	400	27,508
*	Blockbuster, Inc. Class B	1,100	3,047
* #	Blue Nile, Inc.	200	8,832
	Blyth, Inc.	500	9,915
	Books-A-Million, Inc.	400	3,316
	Brinker International, Inc.	1,400	25,816
	Buckle, Inc.	300	13,620
* #	Cabela’s, Inc.	900	12,195
*	Cache, Inc.	300	2,988
*	California Pizza Kitchen, Inc.	200	2,788
	Callaway Golf Co.	250	3,810
* #	Career Education Corp.	800	11,880
*	Carriage Services, Inc.	600	4,740
*	Carter’s, Inc.	400	6,172
	Cato Corp. Class A	200	3,132
*	Cavco Industries, Inc.	200	6,588
	CBRL Group, Inc.	200	7,284
	CBS Corp. Class A	200	4,560
	CBS Corp. Class B	2,900	66,178
* #	Charter Communications, Inc.	3,000	2,886
*	Cheesecake Factory, Inc.	800	16,728
	Choice Hotels International, Inc.	300	9,735
*	Coach, Inc.	300	9,096

1

*	Coinstar, Inc.	300	$8,748
#	Columbia Sportswear Co.	400	16,532
*	Comcast Corp. Class A	7,100	138,734
*	Comcast Corp. Special Class A Non-Voting	3,400	65,790
* #	Conn’s, Inc.	300	3,825
*	Corinthian Colleges, Inc.	1,000	7,950
*	Cox Radio, Inc.	500	5,495
* #	Crown Media Holdings, Inc.	700	3,878
	CSS Industries, Inc.	200	6,982
*	Deckers Outdoor Corp.	200	22,128
*	DG Fastchannel, Inc.	200	4,038
	Dillards, Inc. Class A	1,000	14,790
*	DISH Network Corp. Class A	200	5,930
	Disney (Walt) Co.	6,600	213,906
*	Dixie Group, Inc.	200	1,762
*	Dollar Tree Stores, Inc.	200	5,366
*	Drew Industries, Inc.	200	5,392
	E.W. Scripps Co.	700	29,239
*	Entravision Communications Corp.	250	1,450
#	Ethan Allen Interiors, Inc.	400	10,896
	Family Dollar Stores, Inc.	1,300	24,895
* #	Fleetwood Enterprises, Inc.	600	2,556
*	Ford Motor Co.	6,900	45,057
*	Fossil, Inc.	400	12,872
	Fred’s, Inc.	1,600	14,048
*	Fuel Systems Solutions, Inc.	300	3,102
	Furniture Brands International, Inc.	1,900	24,700
*	GameStop Corp. Class A	300	12,708
	Gap, Inc.	1,400	28,238
*	Gemstar-TV Guide International, Inc.	2,200	10,428
#	General Motors Corp.	1,900	44,232
* #	Gentek, Inc.	200	5,500
	Gentex Corp.	800	12,896
	Genuine Parts Co.	900	37,125
*	Getty Images, Inc.	1,200	38,592
*	Great Wolf Resorts, Inc.	400	2,748
	Group 1 Automotive, Inc.	200	4,900
*	GSI Commerce, Inc.	300	4,341
#	Guess?, Inc.	200	8,226
*	Gymboree Corp.	200	7,918
#	H&R Block, Inc.	500	9,325
	Hasbro, Inc.	2,200	56,694
*	Hayes Lemmerz International, Inc.	1,100	3,498
*	Hibbett Sporting Goods, Inc.	200	3,160
	Home Depot, Inc.	6,700	177,885
*	IAC/InterActiveCorp.	1,400	27,860
*	Iconix Brand Group, Inc.	700	14,546
	Idearc, Inc.	200	964
	Interface, Inc. Class A	500	8,380
	International Speedway Corp. Class A	500	19,920
*	Interpublic Group of Companies, Inc.	2,500	21,550
*	iRobot Corp.	300	5,496
* #	ITT Educational Services, Inc.	200	11,044
*	Jack in the Box, Inc.	400	10,508
	Jackson Hewitt Tax Service, Inc.	300	6,279

2

*	Jakks Pacific, Inc.	400	$11,180
	Jones Apparel Group, Inc.	200	2,822
* #	Jos. A. Bank Clothiers, Inc.	200	4,556
	Journal Communications, Inc. Class A	1,800	12,402
	Kenneth Cole Productions, Inc. Class A	500	7,435
*	Kohl’s Corp.	400	17,776
*	Lear Corp.	1,400	38,612
#	Lee Enterprises, Inc.	600	6,186
	Leggett & Platt, Inc.	2,000	33,400
	Libbey, Inc.	300	4,665
*	Liberty Global, Inc. Class A	600	22,560
*	Liberty Global, Inc. Series C	700	24,549
*	Liberty Media Holding Corp. Capital Class A	400	46,444
* #	LIFE TIME FITNESS, Inc.	200	5,812
	Limited Brands, Inc.	2,100	32,025
*	Lincoln Educational Services	400	4,800
* #	LKQ Corp.	1,000	21,240
*	Lodgenet Entertainment Corp.	200	1,862
	Lowe’s Companies, Inc.	2,500	59,925
*	Luby’s, Inc.	300	2,745
	Macy’s, Inc.	5,500	135,740
	Marine Products Corp.	600	4,392
	Marriott International, Inc. Class A	300	10,230
	Mattel, Inc.	2,100	40,572
	Matthews International Corp. Class A	400	17,944
	McGraw-Hill Companies, Inc.	200	8,186
	MDC Holdings, Inc.	400	16,752
*	Mediacom Communications Corp.	800	3,496
	Meredith Corp.	600	26,010
	Modine Manufacturing Co.	200	2,496
* #	Mohawk Industries, Inc.	200	14,282
	Monro Muffler Brake, Inc.	200	3,350
*	Morningstar, Inc.	200	13,038
* #	Netflix, Inc.	800	25,264
	Newell Rubbermaid, Inc.	2,600	59,020
	News Corp. Class A	7,300	134,393
	News Corp. Class B	3,400	64,974
#	NIKE, Inc. Class B	400	24,080
#	Nordstrom, Inc.	400	14,812
* #	Nutri/System, Inc.	200	2,862
	Omnicom Group, Inc.	300	13,401
*	O’Reilly Automotive, Inc.	2,100	56,616
*	Outdoor Channel Holdings, Inc.	600	4,410
	Oxford Industries, Inc.	200	4,228
*	Pacific Sunwear of California, Inc.	600	6,696
*	Palm Harbor Homes, Inc.	400	2,016
*	Panera Bread Co.	400	14,948
*	Perry Ellis International, Inc.	200	3,918
	PETsMART, Inc.	200	4,306
	Phillips-Van Heusen Corp.	700	25,557
#	Polaris Industries, Inc.	200	7,636
	Polo Ralph Lauren Corp.	300	18,657
	Pre-Paid Legal Services, Inc.	200	9,530
*	Priceline.com, Inc.	200	22,804
*	Princeton Review, Inc.	300	2,490

3

*	Quiksilver, Inc.	1,700	$15,300
*	R.H. Donnelley Corp.	200	1,418
*	Red Lion Hotels Corp.	500	4,005
*	Red Robin Gourmet Burgers, Inc.	200	6,666
	Regis Corp.	400	10,020
	Ross Stores, Inc.	200	5,570
	Service Corp. International	3,300	35,640
	Sherwin-Williams Co.	200	10,356
	Shiloh Industries, Inc.	500	4,660
	Sinclair Broadcast Group, Inc. Class A	500	4,615
	Skyline Corp.	200	5,640
* #	Smith & Wesson Holding Corp.	300	1,536
	Snap-On, Inc.	700	34,944
	Sonic Automotive, Inc.	800	14,224
*	Sonic Corp.	500	10,665
	Sotheby’s Class A	200	6,744
	Spartan Motors, Inc.	400	3,252
	Speedway Motorsports, Inc.	200	5,840
*	Stamps.com, Inc.	200	1,770
*	Starbucks Corp.	500	8,985
	Starwood Hotels & Resorts Worldwide, Inc.	400	18,932
	Sturm Ruger & Co., Inc.	300	2,370
	Target Corp.	1,400	73,654
#	Tempur-Pedic International, Inc.	300	5,226
*	Tenneco Automotive, Inc.	500	12,625
*	Texas Roadhouse, Inc.	1,000	9,300
*	The DIRECTV Group, Inc.	1,200	30,060
*	The Dress Barn, Inc.	600	7,908
	The Marcus Corp.	600	9,564
	The Men’s Wearhouse, Inc.	500	11,520
#	The New York Times Co. Class A	1,300	24,219
	The Stanley Works	400	19,416
* #	The Steak n Shake Co.	1,100	9,174
	The TJX Companies, Inc.	800	25,600
#	Thor Industries, Inc.	600	18,288
	Time Warner, Inc.	12,700	198,247
*	Tractor Supply Co.	400	14,976
* #	True Religion Apparel, Inc.	300	6,129
*	TRW Automotive Holdings Corp.	1,200	26,496
	Tupperware Corp.	300	10,944
*	Tween Brands, Inc.	400	11,840
*	Under Armour, Inc. Class A	200	7,364
*	Unifi, Inc.	1,000	2,840
	Unifirst Corp.	200	7,726
*	Universal Electronics, Inc.	200	4,540
* #	Universal Technical Institute, Inc.	300	3,750
*	Urban Outfitters, Inc.	200	5,756
*	Viacom, Inc. Class B	600	23,850
*	Volcom, Inc.	200	3,954
*	Warnaco Group, Inc.	600	22,536
	Weight Watchers International, Inc.	200	9,400
	Wendy’s International, Inc.	500	12,140
	Wiley (John) & Sons, Inc. Class A	400	14,592
#	Williams-Sonoma, Inc.	1,000	23,360
	Wolverine World Wide, Inc.	600	15,900

4

	Wyndham Worldwide Corp.	2,100	$46,557
	Yum! Brands, Inc.	400	13,780
* #	Zale Corp.	200	3,864
Total Consumer Discretionary			4,011,809

Consumer Staples — (5.1%)
	Alberto-Culver Co.	900	24,120
	Andersons, Inc.	200	9,252
	Avon Products, Inc.	300	11,418
*	BJ’s Wholesale Club, Inc.	800	25,248
	Campbell Soup Co.	300	9,687
	Casey’s General Stores, Inc.	700	17,535
*	Chattem, Inc.	200	15,580
#	Chiquita Brands International, Inc.	800	16,376
	Clorox Co.	200	11,638
	Coca-Cola Enterprises, Inc.	3,700	90,391
	Colgate-Palmolive Co.	400	30,436
	ConAgra, Inc.	2,600	57,460
	Costco Wholesale Corp.	700	43,344
	CVS Caremark Corp.	5,000	201,900
*	Darling International, Inc.	800	11,120
	Del Monte Foods Co.	4,000	35,920
	Diamond Foods, Inc.	300	4,920
*	Elizabeth Arden, Inc.	400	7,288
#	Estee Lauder Companies, Inc.	200	8,516
	Flowers Foods, Inc.	800	18,128
	General Mills, Inc.	600	33,594
*	Green Mountain Coffee, Inc.	200	6,102
*	Hain Celestial Group, Inc.	500	13,500
	Heinz (H.J.) Co.	200	8,822
	Hormel Foods Corp.	700	28,602
	J & J Snack Foods Corp.	300	7,395
	J.M. Smucker Co.	700	35,833
	Kellogg Co.	300	15,216
	Kimberly-Clark Corp.	400	26,072
	Kraft Foods, Inc.	5,300	165,201
	Lancaster Colony Corp.	300	11,139
	Lance, Inc.	400	6,700
	Longs Drug Stores Corp.	500	24,015
*	Maui Land & Pineapple Co., Inc.	200	5,232
#	McCormick & Co., Inc.	200	6,890
	Nash Finch Co.	200	7,014
*	Peet’s Coffee & Tea, Inc.	200	4,682
	PepsiAmericas, Inc.	700	17,710
	PepsiCo, Inc.	1,200	83,472
*	Performance Food Group Co.	500	16,250
	Pilgrim’s Pride Corp.	800	18,768
*	Prestige Brands Holdings, Inc.	700	5,397
	PriceSmart, Inc.	300	7,278
	Procter & Gamble Co.	5,200	344,136
	Ralcorp Holdings, Inc.	300	16,635
	Ruddick Corp.	600	19,350
	Safeway, Inc.	2,700	77,598
#	Sanderson Farms, Inc.	300	10,458
	Sara Lee Corp.	1,200	15,156

5

*	Smithfield Foods, Inc.	800	$22,040
* #	Spectrum Brands, Inc.	900	3,384
	SUPERVALU, Inc.	1,600	42,000
	Sysco Corp.	400	11,224
#	The Hershey Co.	300	11,124
	The Kroger Co.	700	16,975
#	Tootsie Roll Industries, Inc.	500	12,115
	Tyson Foods, Inc. Class A	2,200	31,702
* #	United Natural Foods, Inc.	500	8,460
	Walgreen Co.	1,000	36,510
	WD-40 Co.	200	6,216
	Weis Markets, Inc.	400	12,964
#	Whole Foods Market, Inc.	200	7,030
	Wrigley (Wm.) Jr. Co.	200	11,972
Total Consumer Staples			1,922,210

Energy — (13.6%)
* #	Allis-Chalmers Energy, Inc.	500	6,310
#	Alon USA Energy, Inc.	500	7,845
*	Alpha Natural Resources, Inc.	600	24,324
	Anadarko Petroleum Corp.	1,600	101,984
	Apache Corp.	1,100	126,181
#	Arch Coal, Inc.	700	35,763
*	Arena Resources, Inc.	400	16,192
	Atlas America, Inc.	300	18,141
*	ATP Oil & Gas Corp.	200	7,050
	Baker Hughes, Inc.	300	20,187
*	Basic Energy Services, Inc.	600	12,696
	Berry Petroleum Corp. Class A	500	20,555
*	Bill Barret Corp.	600	27,804
	BJ Services Co.	1,500	38,910
*	Brigham Exploration Co.	400	3,124
*	Bristow Group, Inc.	300	15,828
*	Bronco Drilling Co., Inc.	400	6,324
	Cabot Oil & Gas Corp.	1,100	54,725
*	Cameron International Corp.	400	16,992
	CARBO Ceramics, Inc.	300	11,082
*	Carrizo Oil & Gas, Inc.	200	11,550
*	Cheniere Energy, Inc.	300	8,799
	Chesapeake Energy Corp.	1,600	72,352
	Chevron Corp.	7,200	623,952
	Cimarex Energy Co.	1,000	52,700
*	Clayton Williams Energy, Inc.	200	7,570
*	CNX Gas Corp.	300	10,986
*	Complete Production Services, Inc.	1,300	25,246
*	Comstock Resources, Inc.	600	21,780
	ConocoPhillips	5,500	454,905
	CONSOL Energy, Inc.	300	22,794
*	Contango Oil & Gas Co.	200	12,860
*	Dawson Geophysical Co.	200	13,174
* #	Delta Petroleum Corp.	900	21,564
	Devon Energy Corp.	1,500	154,080
#	Diamond Offshore Drilling, Inc.	200	24,166
*	Dresser-Rand Group, Inc.	400	13,628
*	Dril-Quip, Inc.	200	9,356

6

* #	Edge Petroleum Corp.	400	$1,920
	El Paso Corp.	1,200	19,560
*	Encore Acquisition Co.	700	25,760
	ENSCO International, Inc.	800	47,872
	EOG Resources, Inc.	800	95,192
	Exxon Mobil Corp.	5,400	469,854
*	FMC Technologies, Inc.	200	11,332
*	Forest Oil Corp.	1,000	49,330
	Foundation Coal Holdings, Inc.	400	23,108
	Frontier Oil Corp.	200	7,142
*	Goodrich Petroleum Corp.	200	4,826
*	Grant Prideco, Inc.	200	10,094
*	Grey Wolf, Inc.	2,500	15,500
	Gulf Island Fabrication, Inc.	200	5,834
#	Halliburton Co.	600	22,980
*	Harvest Natural Resources, Inc.	500	6,130
*	Helix Energy Solutions Group, Inc.	1,000	35,220
	Helmerich & Payne, Inc.	1,200	53,796
	Hess Corp.	1,100	102,498
	Holly Corp.	300	16,017
	Lufkin Industries, Inc.	200	11,432
	Marathon Oil Corp.	3,800	202,008
*	Mariner Energy, Inc.	1,200	33,276
	Massey Energy Co.	1,100	42,086
*	Matrix Service Co.	300	6,102
* #	McMoran Exploration Co.	400	6,720
*	Meridian Resource Corp.	2,100	3,255
*	Mitcham Industries, Inc.	300	5,295
*	NATCO Group, Inc. Class A	200	9,530
*	Natural Gas Services Group	300	6,720
*	Newfield Exploration Co.	1,500	83,070
	Noble Energy, Inc.	1,700	131,580
	Occidental Petroleum Corp.	2,800	216,636
*	Oceaneering International, Inc.	200	12,000
*	Oil States International, Inc.	600	25,296
*	Parker Drilling Co.	1,500	9,945
	Patterson-UTI Energy, Inc.	1,800	42,714
#	Peabody Energy Corp.	400	22,648
	Penn Virginia Corp.	500	21,280
*	PetroQuest Energy, Inc.	700	11,032
*	PHI, Inc.	200	6,052
*	Pioneer Drilling Co.	700	9,387
	Pioneer Natural Resources Co.	900	40,311
*	Plains Exploration & Production Co.	800	43,200
*	Pride International, Inc.	2,100	74,424
*	Quicksilver Resources, Inc.	800	27,520
	Range Resources Corp.	1,200	73,416
	Rowan Companies, Inc.	600	24,186
	RPC, Inc.	900	11,853
*	SEACOR Holdings, Inc.	300	28,797
#	Smith International, Inc.	200	12,606
*	Southwestern Energy Co.	300	19,569
	St. Mary Land & Exploration Co.	1,100	40,568
*	Stone Energy Corp.	400	20,304
* #	SulphCo, Inc.	600	2,526

7

	Sunoco, Inc.	700	$42,756
*	Superior Energy Services, Inc.	700	28,483
*	Superior Well Services, Inc.	300	7,755
*	Swift Energy Corp.	600	28,638
	Tesoro Petroleum Corp.	800	29,712
*	TETRA Technologies, Inc.	800	13,744
*	TGC Industries, Inc.	500	3,980
	The Williams Companies, Inc.	500	18,010
	Tidewater, Inc.	600	33,690
*	Union Drilling, Inc.	300	6,006
*	Unit Corp.	500	27,575
*	VAALCO Energy, Inc.	1,100	4,906
	Valero Energy Corp.	1,900	109,763
*	VeraSun Energy Corp.	1,800	16,272
	W&T Offshore, Inc.	1,000	35,480
*	Warren Resources, Inc.	800	10,704
*	W-H Energy Services, Inc.	200	12,574
*	Whiting Petroleum Corp.	600	36,732
	World Fuel Services Corp.	300	9,384
	XTO Energy, Inc.	2,625	161,989
Total Energy			5,132,941

Financials — (22.0%)
	1st Source Corp.	300	5,238
	Advanta Corp. Class A	200	1,420
	Advanta Corp. Class B	400	3,088
*	Affiliated Managers Group, Inc.	200	19,270
	AFLAC, Inc.	800	49,928
*	Allegheny Corp.	200	72,200
	Allstate Corp.	2,000	95,460
#	AMBAC Financial Group, Inc.	600	6,684
#	American Capital Strategies, Ltd.	1,400	50,806
	American Express Co.	900	38,070
	American International Group, Inc.	10,620	497,653
	Ameriprise Financial, Inc.	800	40,512
*	Amerisafe, Inc.	300	3,945
	Anchor Bancorp Wisconsin, Inc.	300	5,679
	AON Corp.	1,700	70,737
	Associated Banc-Corp.	1,500	37,380
	Assurant, Inc.	900	56,295
	ASTA Funding, Inc.	200	3,236
	Astoria Financial Corp.	1,700	44,489
	BancFirst Corp.	200	8,426
	BancorpSouth, Inc.	900	20,232
	Bank of America Corp.	15,000	596,100
*	Bank of Florida Corp.	100	936
	Bank of Granite Corp.	400	4,776
	Bank of Hawaii Corp.	400	19,208
	Bank of the Ozarks, Inc.	200	4,730
	Banner Corp.	600	12,996
	BB&T Corp.	1,900	59,147
	Bear Stearns Companies, Inc.	500	39,930
	Berkshire Hills Bancorp, Inc.	200	4,530
	Blackrock, Inc.	400	77,300
	BOK Financial Corp.	800	41,376

8

	Boston Private Financial Holdings, Inc.	500	$6,885
	Brookline Bancorp, Inc.	800	7,688
	Brown & Brown, Inc.	700	12,481
#	Capital One Financial Corp.	1,400	64,442
	Capitol Bancorp, Ltd.	200	3,724
#	Capitol Federal Financial	700	24,290
	Cardinal Financial Corp.	500	3,975
	Cash America International, Inc.	400	12,944
#	Cathay General Bancorp	700	15,344
	Chubb Corp.	1,300	66,170
	Cincinnati Financial Corp.	2,000	74,340
	CIT Group, Inc.	1,000	22,220
	Citigroup, Inc.	16,800	398,328
	City Holding Co.	200	7,448
	City National Corp.	800	41,000
	CNA Financial Corp.	2,100	55,965
*	CNA Surety Corp.	600	8,466
	CoBiz Financial, Inc.	300	3,687
	Columbia Banking System, Inc.	200	4,618
	Commerce Bancorp, Inc.	1,000	37,780
	Commerce Bancshares, Inc.	1,340	55,811
	Commerce Group, Inc.	900	32,616
	Community Bank System, Inc.	400	8,840
	Community Trust Bancorp, Inc.	600	16,230
* #	CompuCredit Corp.	400	4,152
*	Conseco, Inc.	2,200	25,806
#	Corus Bankshares, Inc.	700	7,231
*	Cowen Group, Inc.	400	3,000
	Cullen Frost Bankers, Inc.	1,000	51,120
	CVB Financial Corp.	1,000	9,190
	Delphi Financial Group, Inc. Class A	600	18,096
	Dime Community Bancshares	500	7,610
*	Dollar Financial Corp.	300	6,741
	Donegal Group, Inc. Class A	800	13,056
	East West Bancorp, Inc.	700	13,167
	Eaton Vance Corp.	200	6,370
	Erie Indemnity Co.	500	24,675
#	F.N.B. Corp.	800	10,968
	FBL Financial Group, Inc. Class A	400	11,764
	Federated Investors, Inc.	200	8,116
	Fidelity National Financial, Inc.	1,600	28,176
	Fifth Third Bancorp	1,800	41,220
	Financial Federal Corp.	1,000	21,550
#	First Busey Corp.	300	5,613
*	First Cash Financial Services, Inc.	400	3,740
	First Commonwealth Financial Corp.	1,000	10,580
	First Community Bancorp	400	11,400
	First Community Bancshares, Inc.	200	6,330
	First Financial Bancorp	500	5,795
#	First Financial Bankshares, Inc.	200	7,574
	First Financial Corp.	500	13,125
	First Financial Holdings, Inc.	200	4,542
	First Marblehead Corp.	800	9,624
	First Midwest Bancorp, Inc.	700	18,235
	First Niagara Financial Group, Inc.	1,400	15,988

9

	First State Bancorporation	300	$3,564
	FirstMerit Corp.	1,100	20,647
	Flushing Financial Corp.	300	4,890
	Franklin Resources, Inc.	200	18,874
#	Frontier Financial Corp.	500	7,490
	Fulton Financial Corp.	2,000	23,260
	Gallagher (Arthur J.) & Co.	500	11,800
	GB&T Bancshares, Inc.	400	3,560
*	GFI Group, Inc.	200	15,310
	Glacier Bancorp, Inc.	700	12,033
	Great Southern Bancorp, Inc.	200	3,590
	Greene Bancshares, Inc.	200	3,644
	Hancock Holding Co.	400	14,816
	Hanmi Financial Corp.	400	3,052
	Hanover Insurance Group, Inc.	600	26,214
	Harleysville Group, Inc.	500	16,790
	Harleysville National Corp.	400	5,316
	Hartford Financial Services Group, Inc.	1,400	97,860
	HCC Insurance Holdings, Inc.	1,300	31,278
	Heritage Commerce Corp.	200	3,296
	Hilb Rogal Hamilton Co.	500	15,310
	Home Federal Bancorp, Inc.	454	5,153
	Hudson City Bancorp, Inc.	3,000	47,610
	Huntington Bancshares, Inc.	1,500	18,330
	IBERIABANK Corp.	200	8,894
	Independent Bank Corp. (MA)	200	5,294
	Independent Bank Corp. (MI)	400	3,904
	Integra Bank Corp.	800	11,368
	Intervest Bancshares Corp.	200	2,660
*	Investment Technology Group, Inc.	500	23,290
*	Investors Bancorp, Inc.	1,500	21,750
#	Jefferies Group, Inc.	1,400	24,850
	Jones Lang LaSalle, Inc.	200	15,278
	JPMorgan Chase & Co.	11,500	467,475
	Kearny Financial Corp.	1,000	10,700
	KeyCorp	3,000	66,150
#	K-Fed Bancorp	400	4,144
	Lakeland Bancorp, Inc.	920	10,249
	Legg Mason, Inc.	1,000	66,040
#	Leucadia National Corp.	1,200	54,312
	Lincoln National Corp.	1,200	61,332
#	M&T Bank Corp.	1,300	106,704
	MainSource Financial Group, Inc.	300	3,933
*	MarketAxess Holdings, Inc.	400	3,748
	Marsh & McLennan Companies, Inc.	1,800	45,846
	MB Financial, Inc.	500	14,385
	MCG Capital Corp.	600	7,200
*	Meadowbrook Insurance Group, Inc.	600	4,776
	Medallion Financial Corp.	500	4,955
	Mercury General Corp.	600	27,360
	Merrill Lynch & Co., Inc.	800	39,648
	MetLife, Inc.	3,300	192,258
	Midwest Banc Holdings, Inc.	1,100	11,297
	Morgan Stanley	3,500	147,420
	Nara Bancorp, Inc.	400	4,384

10

*	Nasdaq OMX Group, Inc.	1,000	$41,510
	National Interstate Corp.	200	5,504
	National Penn Bancshares, Inc.	700	11,207
	Nationwide Financial Services, Inc.	400	16,500
*	Navigators Group, Inc.	200	10,946
	NBT Bancorp, Inc.	400	7,668
#	Nelnet, Inc. Class A	300	3,270
#	New York Community Bancorp, Inc.	4,500	73,485
	NewAlliance Bancshares, Inc.	1,500	17,070
	Northern Trust Corp.	200	13,526
#	Northwest Bancorp, Inc.	700	18,487
	NYSE Euronext	900	59,103
	OceanFirst Financial Corp.	300	4,842
	Odyssey Re Holdings Corp.	800	28,944
#	Old National Bancorp	900	13,968
	Old Republic International Corp.	2,900	39,788
	Old Second Bancorp, Inc.	200	5,152
	Omega Financial Corp.	200	5,502
	optionsXpress Holding, Inc.	300	6,948
	Pacific Capital Bancorp	400	8,380
	Park National Corp.	200	12,100
	Peoples Bancorp, Inc.	200	4,344
	People’s United Financial, Inc.	3,500	59,010
*	Philadelphia Consolidated Holding Corp.	800	27,136
*	Pico Holdings, Inc.	300	10,254
*	Pinnacle Financial Partners, Inc.	400	9,176
	PNC Financial Services Group, Inc.	1,200	73,716
#	Portfolio Recovery Associates, Inc.	200	7,304
	Principal Financial Group, Inc.	1,100	60,753
	PrivateBancorp, Inc.	300	9,027
	ProCentury Corp.	200	3,670
	Progressive Corp.	1,200	21,996
	Prosperity Bancshares, Inc.	600	15,840
	Protective Life Corp.	800	30,872
	Provident Bankshares Corp.	400	5,092
	Provident New York Bancorp	600	7,866
	Prudential Financial, Inc.	1,500	109,455
#	Raymond James Financial, Inc.	700	15,729
	Regions Financial Corp.	2,400	50,880
	Reinsurance Group of America, Inc.	700	38,297
	Renasant Corp.	300	6,318
	RLI Corp.	300	15,669
	S&T Bancorp, Inc.	300	8,505
	S.Y. Bancorp, Inc.	200	4,394
	SAFECO Corp.	800	37,008
	Safety Insurance Group, Inc.	200	7,418
	Sanders Morris Harris Group, Inc.	500	4,465
	Sandy Spring Bancorp, Inc.	200	5,442
	Schwab (Charles) Corp.	900	17,649
*	Seabright Insurance Holdings	800	11,920
#	Seacoast Banking Corp. of Florida	300	3,000
	SEI Investments Co.	300	7,503
	Selective Insurance Group, Inc.	900	21,384
#	Sierra Bancorp	200	4,474
*	Signature Bank	400	10,600

11

	Simmons First National Corp. Class A	200	$5,110
	South Financial Group, Inc.	1,000	14,430
	StanCorp Financial Group, Inc.	600	29,454
	State Auto Financial Corp.	600	16,284
	Sterling Bancshares, Inc.	1,000	9,310
	Sterling Financial Corp.	700	10,423
*	Stifel Financial Corp.	200	8,718
	Suffolk Bancorp	200	5,974
*	Sun Bancorp, Inc.	900	11,484
	SunTrust Banks, Inc.	1,200	69,756
	Susquehanna Bancshares, Inc.	700	13,923
*	SVB Financial Group	500	22,650
	SWS Group, Inc.	300	3,417
	Synovus Financial Corp.	1,900	21,907
	T. Rowe Price Group, Inc.	200	10,106
	TCF Financial Corp.	1,100	20,471
* #	TD Ameritrade Holding Corp.	1,000	18,300
*	Tejon Ranch Co.	200	7,080
#	Temecula Valley Bancorp, Inc.	300	3,060
	The Colonial BancGroup, Inc.	1,800	21,744
	The Goldman Sachs Group, Inc.	700	118,741
	The Travelers Companies, Inc.	2,200	102,102
*	Thomas Weisel Partners Group, Inc.	400	3,520
	Tompkins Financial Corp.	200	8,810
	Torchmark Corp.	500	30,130
	Tower Group, Inc.	200	5,682
*	Tradestation Group, Inc.	500	4,800
	Transatlantic Holdings, Inc.	500	33,700
	TrustCo Bank Corp. (NY)	700	6,055
	Trustmark Corp.	800	15,808
	U.S. Bancorp	2,900	92,858
	UCBH Holdings, Inc.	1,400	15,806
	UMB Financial Corp.	600	22,968
	Union Bankshares Corp.	500	8,745
	UnionBanCal Corp.	800	37,256
	United Bankshares, Inc.	600	15,762
#	United Community Banks, Inc.	400	5,696
	United Financial Bancorp, Inc.	416	4,780
	United Fire & Casualty Co.	400	13,740
	Unitrin, Inc.	800	28,480
	Univest Corporation of Pennsylvania	500	10,235
	Unum Group	2,700	61,857
#	Valley National Bancorp	2,200	41,096
*	Virginia Commerce Bancorp, Inc.	400	4,032
	W. R. Berkley Corp.	1,400	40,306
	Wachovia Corp.	6,400	195,968
	Waddell & Reed Financial, Inc.	300	9,402
	Washington Federal, Inc.	1,000	22,700
#	Washington Mutual, Inc.	2,900	42,920
	Washington Trust Bancorp, Inc.	200	4,624
	Webster Financial Corp.	600	16,782
	Wells Fargo & Co.	14,100	412,143
	West Coast Bancorp	200	3,000
#	Westamerica Bancorporation	300	14,199
	Whitney Holding Corp.	900	21,609

12

	Wilmington Trust Corp.	1,200	$36,960
	Wintrust Financial Corp.	300	10,125
*	World Acceptance Corp.	200	6,076
	Zenith National Insurance Corp.	500	17,040
Total Financials			8,287,094

Health Care — (3.5%)
* #	Advanced Medical Optics, Inc.	500	11,440
*	Affymetrix, Inc.	800	15,344
* #	Align Technology, Inc.	400	4,940
* #	Allscripts Healthcare Solutions, Inc.	500	5,335
*	AMN Healthcare Services, Inc.	300	4,857
	Analogic Corp.	200	11,702
*	AngioDynamics, Inc.	300	4,974
	Applera Corp. - Applied Biosystems Group	300	10,113
*	Applera Corp. - Celera Group	1,000	13,860
* #	Arthrocare Corp.	300	12,045
*	Aspect Medical Systems, Inc.	400	4,988
	Bard (C.R.), Inc.	200	18,958
	Beckman Coulter, Inc.	300	20,250
	Becton Dickinson & Co.	200	18,084
*	Boston Scientific Corp.	5,000	62,950
*	Bruker Corp.	1,000	13,670
*	Caliper Life Sciences, Inc.	900	3,753
*	Candela Corp.	600	2,742
*	Cantel Medical Corp.	600	6,612
*	Cardiac Science Corp.	500	4,645
*	Cepheid, Inc.	300	8,304
* #	Cerner Corp.	200	8,690
*	Charles River Laboratories International, Inc.	800	46,864
	Chemed Corp.	200	9,542
	Cigna Corp.	300	13,374
*	Conmed Corp.	400	10,784
*	Cross Country Healthcare, Inc.	400	4,344
*	CryoLife, Inc.	250	2,353
*	Cutera, Inc.	200	2,536
*	Cynosure, Inc. Class A	200	4,786
	Datascope Corp.	200	6,960
	Dentsply International, Inc.	300	11,712
*	Dionex Corp.	200	14,764
*	Edwards Lifesciences Corp.	300	13,083
*	Emageon, Inc.	600	1,392
*	Endologix, Inc.	1,300	4,108
*	eResearch Technology, Inc.	200	2,392
*	ev3, Inc.	700	6,188
* #	Genomic Health, Inc.	300	5,721
*	Gen-Probe, Inc.	200	9,562
*	Greatbatch, Inc.	300	6,411
*	Haemonetics Corp.	300	17,430
*	HealthTronics, Inc.	1,000	3,650
*	Henry Schein, Inc.	700	41,874
	Hillenbrand Indutries, Inc.	600	31,482
*	Hlth Corp.	600	7,104
*	HMS Holdings Corp.	300	8,208
*	ICU Medical, Inc.	200	5,368

13

*	IDEXX Laboratories, Inc.	400	$22,188
*	Illumina, Inc.	200	14,482
*	Immucor, Inc.	200	5,960
	IMS Health, Inc.	300	6,753
* #	Integra LifeSciences Holdings	200	8,288
	Invacare Corp.	400	9,984
*	Inventiv Health, Inc.	400	12,720
*	Invitrogen Corp.	500	42,245
*	IRIS International, Inc.	300	3,381
*	Kendle International, Inc.	200	8,962
*	Kensey Nash Corp.	200	5,430
*	Lifecell Corp.	200	8,070
*	Lifecore Biomedical, Inc.	400	6,732
*	Martek Biosciences Corp.	400	11,464
	McKesson Corp.	500	29,380
	Medtronic, Inc.	800	39,488
	Mentor Corp.	200	5,932
	Meridian Bioscience, Inc.	200	6,854
*	Merit Medical Systems, Inc.	400	6,340
* #	Millipore Corp.	200	13,980
*	MWI Veterinary Supply, Inc.	200	6,966
*	NuVasive, Inc.	200	7,708
*	NxStage Medical, Inc.	400	2,368
*	Omnicell, Inc.	300	5,700
*	Orchid Cellmark, Inc.	900	4,131
*	Parexel International Corp.	300	16,485
*	Patterson Companies, Inc.	200	7,040
	PerkinElmer, Inc.	1,400	34,748
	Pharmaceutical Products Development Service, Inc.	200	9,014
*	Pharmanet Development Group, Inc.	300	8,649
*	Possis Medical, Inc.	400	7,768
*	Providence Service Corp.	200	5,638
*	PSS World Medical, Inc.	800	14,000
*	Quidel Corp.	300	4,929
*	ResMed, Inc.	400	16,196
*	Respironics, Inc.	400	26,272
*	RTI Biologics, Inc.	500	4,300
*	Sirona Dental Systems, Inc.	500	13,005
*	Somanetics Corp.	300	8,337
*	SonoSite, Inc.	200	5,886
*	Spectranetics Corp.	400	3,600
*	St. Jude Medical, Inc.	200	8,596
*	Stereotaxis, Inc.	400	2,308
	Steris Corp.	900	22,158
	Stryker Corp.	300	19,533
* #	SurModics, Inc.	200	8,834
*	Symmetry Medical, Inc.	500	8,900
*	Techne Corp.	200	13,678
*	Thermo Fisher Scientific, Inc.	1,400	78,302
*	Third Wave Technologies, Inc.	600	4,782
*	Thoratec Corp.	600	8,706
*	TriZetto Group, Inc.	300	5,856
* #	Varian Medical Systems, Inc.	200	10,490
*	Varian, Inc.	300	16,245
	Vital Signs, Inc.	200	10,170

14

*	Waters Corp.	200	$11,922
	West Pharmaceutical Services, Inc.	400	16,520
*	Wright Medical Group, Inc.	400	10,528
*	Zimmer Holdings, Inc.	200	15,058
*	Zoll Medical Corp.	300	7,464
Total Health Care			1,321,671

Industrials — (11.7%)
	3M Co.	500	39,200
	A.O. Smith Corp.	300	10,929
*	Acco Brands Corp.	700	9,709
	Actuant Corp.	600	16,128
*	AGCO Corp.	700	45,402
*	Airtran Holdings, Inc.	1,200	8,664
	Albany International Corp. Class A	400	13,732
#	Alexander & Baldwin, Inc.	500	22,020
*	Allied Waste Industries, Inc.	2,800	28,952
*	Amerco, Inc.	300	15,633
	American Science & Engineering, Inc.	200	10,832
	Ametek, Inc.	200	8,518
	Ampco-Pittsburgh Corp.	200	7,572
	Angelica Corp.	300	4,965
	Apogee Enterprises, Inc.	300	4,617
	Arkansas Best Corp.	300	8,013
*	Astec Industries, Inc.	200	7,572
*	Atlas Air Worldwide Holding, Inc.	200	10,120
#	Avery Dennison Corp.	600	30,792
*	Avis Budget Group, Inc.	700	8,001
*	AZZ, Inc.	200	7,084
	B.F. Goodrich Co.	200	11,846
	Badger Meter, Inc.	200	7,634
*	Baker (Michael) Corp.	200	5,760
	Baldor Electric Co.	600	17,202
	Barnes Group, Inc.	600	13,644
	Barrett Business Services, Inc.	200	3,240
*	BE Aerospace, Inc.	800	27,440
	Belden, Inc.	500	19,650
*	Blount International, Inc.	300	3,579
	Burlington Northern Santa Fe Corp.	1,200	105,336
	C.H. Robinson Worldwide, Inc.	300	15,231
	Carlisle Companies, Inc.	600	21,918
*	CBIZ, Inc.	900	8,010
	CDI Corp.	300	6,825
*	ChoicePoint, Inc.	400	19,360
	Cintas Corp.	800	23,024
	Clarcor, Inc.	600	21,480
*	Clean Harbors, Inc.	200	12,304
*	Columbus McKinnon Corp.	300	8,592
	Comfort Systems USA, Inc.	600	7,140
*	COMSYS IT Partners, Inc.	300	2,826
*	Continental Airlines, Inc.	900	21,762
	Con-way, Inc.	400	18,124
*	Copart, Inc.	800	33,328
	Corporate Executive Board Co.	200	8,122
*	Corrections Corp. of America	1,900	51,034

15

* #	CoStar Group, Inc.	200	$8,304
*	Covanta Holding Corp.	1,400	40,152
*	CRA International, Inc.	200	7,596
	Crane Co.	900	37,107
	CSX Corp.	2,600	126,152
	Danaher Corp.	300	22,245
	Deere & Co.	400	34,084
	Donaldson Co., Inc.	300	12,648
	Dover Corp.	1,200	49,812
*	Dynamex, Inc.	200	4,624
	Dynamic Materials Corp.	200	11,398
	Eaton Corp.	200	16,126
	Electro Rent Corp.	400	5,192
*	EMCOR Group, Inc.	600	14,454
	Emerson Electric Co.	800	40,768
	Encore Wire Corp.	300	5,025
*	EnerSys	600	13,794
	Ennis, Inc.	300	4,788
*	EnPro Industries, Inc.	300	8,859
	Equifax, Inc.	1,100	37,642
*	Evergreen Solar, Inc.	1,100	10,571
	Expeditors International of Washington, Inc.	400	15,728
*	Exponent, Inc.	200	5,820
	Fastenal Co.	300	12,198
	Federal Signal Corp.	1,800	21,726
#	FedEx Corp.	1,000	88,130
	Forward Air Corp.	300	8,805
	Franklin Electric Co., Inc.	300	9,894
*	FTI Consulting, Inc.	400	25,400
* #	FuelCell Energy, Inc.	800	5,728
	G & K Services, Inc. Class A	300	11,478
	GATX Corp.	600	21,588
*	Gehl Co.	200	3,206
	General Electric Co.	17,200	570,008
*	Genesee & Wyoming, Inc.	500	15,500
	Gorman-Rupp Co.	250	6,825
*	GP Strategies Corp.	500	4,675
	Graco, Inc.	200	6,942
	Granite Construction, Inc.	400	12,076
	Greenbrier Companies, Inc.	200	5,256
	Hardinge, Inc.	200	2,482
	Harsco Corp.	400	22,596
	Healthcare Services Group, Inc.	400	7,912
	Heartland Express, Inc.	900	12,582
	Heico Corp. Class A	200	7,278
*	Hexcel Corp.	300	6,057
*	Hill International, Inc.	600	7,650
#	HNI Corp.	600	17,736
	Honeywell International, Inc.	500	28,770
#	Horizon Lines, Inc. Class A	300	6,051
*	Hub Group, Inc. Class A	400	11,996
	Hubbell, Inc. Class B	500	22,685
*	Hurco Companies, Inc.	200	8,844
*	Huron Consulting Group, Inc.	200	10,612
	IKON Office Solutions, Inc.	1,700	12,104

16

	Illinois Tool Works, Inc.	900	$44,163
* #	Innovative Solutions & Support, Inc.	300	2,715
*	Integrated Electrical Services, Inc.	200	3,452
*	Interline Brands, Inc.	400	7,108
*	Intersections, Inc.	500	4,095
	J.B. Hunt Transport Services, Inc.	700	19,159
* #	JetBlue Airways Corp.	1,600	8,720
#	Joy Global, Inc.	200	13,274
	Kaman Corp. Class A	300	7,200
*	Kansas City Southern	900	32,220
	Kaydon Corp.	300	12,813
*	Kenexa Corp.	300	6,078
	Kennametal, Inc.	800	24,296
*	Key Technology, Inc.	200	7,062
*	Kforce, Inc.	600	5,130
* #	Kirby Corp.	500	22,540
#	Knight Transportation, Inc.	1,200	17,748
	Landstar Systems, Inc.	200	9,276
*	Layne Christensen Co.	200	8,008
*	Learning Tree International, Inc.	300	4,038
	Lennox International, Inc.	1,000	37,640
	Lincoln Electric Holdings, Inc.	400	26,856
	Lindsay Corp.	200	15,724
	Masco Corp.	2,100	39,249
	McGrath Rentcorp.	300	6,282
*	Middleby Corp.	200	13,600
	Mine Safety Appliances Co.	400	16,044
*	Mobile Mini, Inc.	500	9,305
*	Monster Worldwide, Inc.	500	13,295
	MSC Industrial Direct Co., Inc. Class A	500	20,290
*	NCI Building Systems, Inc.	200	6,068
	Norfolk Southern Corp.	1,800	95,202
*	NuCo2, Inc.	200	5,526
* #	Owens Corning, Inc.	900	16,974
*	P.A.M. Transportation Services, Inc.	300	4,350
	Paccar, Inc.	300	13,014
	Parker Hannifin Corp.	1,300	84,019
*	Park-Ohio Holdings Corp.	200	4,134
	Pentair, Inc.	1,100	35,882
	Pitney Bowes, Inc.	400	14,312
*	Powell Industries, Inc.	200	7,624
*	Power-One, Inc.	1,200	3,120
	Precision Castparts Corp.	200	22,078
*	Quality Distribution, Inc.	600	1,842
*	Quanta Services, Inc.	1,700	40,596
	Quixote Corp.	300	4,215
	R. R. Donnelley & Sons Co.	1,700	54,111
	Raven Industries, Inc.	200	5,856
*	RBC Bearings, Inc.	200	6,720
	Regal-Beloit Corp.	400	14,768
	Republic Services, Inc.	1,000	30,530
	Robbins & Myers, Inc.	400	13,620
	Rockwell Automation, Inc.	300	16,413
	Rollins, Inc.	600	10,590
#	Roper Industries, Inc.	500	28,200

17

*	Rush Enterprises, Inc. Class A	300	$4,446
	Ryder System, Inc.	700	40,327
	Schawk, Inc.	400	6,300
*	Shaw Group, Inc.	200	12,876
#	Simpson Manufacturing Co., Inc.	700	16,772
	Skywest, Inc.	800	17,696
	Southwest Airlines Co.	10,200	125,052
#	SPX Corp.	300	30,690
	Standard Register Co.	400	3,420
*	Stericycle, Inc.	200	10,778
	Sun Hydraulics, Inc.	200	4,346
*	Superior Essex, Inc.	300	8,514
	Sypris Solutions, Inc.	600	2,886
	TAL International Group, Inc.	400	8,348
	Teleflex, Inc.	500	28,275
	Tennant Co.	200	7,216
*	Terex Corp.	200	13,490
*	Tetra Tech, Inc.	700	13,209
*	The Advisory Board Co.	200	11,114
	The Brink’s Co.	400	26,772
	The Dun & Bradstreet Corp.	200	17,468
*	The Geo Group, Inc.	600	16,014
*	Thomas & Betts Corp.	500	20,075
	Timken Co.	1,100	33,143
	Titan International, Inc.	300	10,197
	Toro Co.	200	9,636
	Trane, Inc.	300	13,515
*	TrueBlue, Inc.	500	6,245
* #	TurboChef Technologies, Inc.	400	3,400
	Twin Disc, Inc.	400	8,104
	UAL Corp.	1,400	42,420
*	Ultralife Batteries, Inc.	400	5,644
	Union Pacific Corp.	1,200	149,712
	United Parcel Service, Inc.	700	49,168
*	United Stationers, Inc.	400	19,744
	United Technologies Corp.	1,000	70,510
*	Volt Information Sciences, Inc.	300	4,821
	W.W. Grainger, Inc.	400	29,464
	Wabtec Corp.	600	20,766
	Walter Industries, Inc.	300	16,389
*	Waste Connections, Inc.	800	24,288
	Waste Industries USA, Inc.	200	7,318
	Waste Management, Inc.	1,140	37,426
#	Watsco, Inc. Class A	300	11,400
#	Watts Water Technologies, Inc.	100	2,772
	Werner Enterprises, Inc.	1,000	17,790
	Woodward Governor Co.	400	11,428
Total Industrials			4,409,073

Information Technology — (12.7%)
*	Activision, Inc.	500	13,625
*	Actuate Corp.	800	3,840
*	Adaptec, Inc.	1,600	4,240
*	ADC Telecommunications, Inc.	1,400	19,138
*	Adobe Systems, Inc.	600	20,190

18

	Adtran, Inc.	600	$11,052
*	Advanced Analogic Technologies, Inc.	500	3,250
* #	Advanced Micro Devices, Inc.	6,500	46,865
*	Advent Software, Inc.	200	8,988
*	Agilent Technologies, Inc.	400	12,244
	Agilysys, Inc.	300	3,801
	Altera Corp.	600	10,266
	American Software, Inc. Class A	250	2,125
*	AMIS Holdings, Inc.	1,200	8,184
*	Amkor Technology, Inc.	900	10,539
	Amphenol Corp.	300	11,091
* #	Anadigics, Inc.	600	4,224
	Analog Devices, Inc.	500	13,460
*	Anixter International, Inc.	500	32,695
*	Ansoft Corp.	200	4,864
*	Ansys, Inc.	400	14,948
*	Apple, Inc.	600	75,012
	Applied Materials, Inc.	1,400	26,838
*	Ariba, Inc.	900	8,028
*	Arris Group, Inc.	1,500	8,625
*	Arrow Electronics, Inc.	900	29,349
*	Aspen Technology, Inc.	600	6,720
*	Atheros Communications	300	7,296
*	Atmel Corp.	4,400	14,300
*	ATMI, Inc.	500	13,670
*	Autodesk, Inc.	400	12,436
	Automatic Data Processing, Inc.	500	19,975
*	Avnet, Inc.	1,900	64,049
*	Avocent Corp.	700	11,711
	AVX Corp.	2,000	25,080
* #	Bankrate, Inc.	200	8,452
*	BEA Systems, Inc.	700	13,349
	Bel Fuse, Inc. Class B	200	5,454
*	Bell Microproducts, Inc.	800	2,680
*	Benchmark Electronics, Inc.	1,000	16,800
	Black Box Corp.	200	6,200
*	Blackboard, Inc.	200	5,754
*	BMC Software, Inc.	300	9,684
*	Bottomline Technologies, Inc.	400	5,136
*	Brightpoint, Inc.	400	4,136
*	Broadcom Corp.	500	9,455
*	Brocade Communications Systems, Inc.	2,300	17,687
	CA, Inc.	900	20,592
*	Cabot Microelectronics Corp.	300	10,047
*	Cadence Design Systems, Inc.	1,400	14,868
*	Callidus Software, Inc.	600	2,946
*	CEVA, Inc.	600	5,118
*	Chordiant Software, Inc.	400	2,304
*	Ciena Corp.	1,400	36,162
*	Cirrus Logic, Inc.	800	4,112
*	Cisco Sytems, Inc.	4,400	107,228
*	Citrix Systems, Inc.	300	9,879
*	CMGI, Inc.	900	10,341
*	CNET Networks, Inc.	1,400	10,164
	Cognex Corp.	400	7,732

19

*	Cognizant Technology Solutions Corp.	400	$12,084
*	Coherent, Inc.	400	11,376
	Cohu, Inc.	300	4,692
*	CommScope, Inc.	1,000	41,880
*	Computer Sciences Corp.	2,400	104,280
*	Compuware Corp.	3,500	27,860
*	Concur Technologies, Inc.	200	5,848
*	Convergys Corp.	1,000	14,440
	Corning, Inc.	1,500	34,845
*	Credence Systems Corp.	1,238	1,758
* #	Cree, Inc.	1,300	40,170
*	CSG Systems International, Inc.	400	4,540
*	Cymer, Inc.	400	11,332
* #	Cypress Semiconductor Corp.	1,500	32,610
	Daktronics, Inc.	200	3,456
*	DealerTrack Holdings, Inc.	200	4,094
*	Dell, Inc.	1,600	31,760
#	Diebold, Inc.	600	14,472
* #	Digital River, Inc.	500	16,315
*	Diodes, Inc.	400	9,028
*	Dolby Laboratories, Inc.	300	13,275
*	DST Systems, Inc.	200	14,052
*	DTS, Inc.	200	4,866
*	Dycom Industries, Inc.	500	5,720
*	EarthLink, Inc.	1,700	12,291
*	eBay, Inc.	1,300	34,268
*	EchoStar Holding Corp. Series A	40	1,602
*	Electronic Arts, Inc.	300	14,187
	Electronic Data Systems Corp.	800	13,856
*	Electronics for Imaging, Inc.	800	12,048
*	EMC Corp.	2,100	32,634
*	EMCORE Corp.	600	6,630
*	Emulex Corp.	1,000	14,880
*	Epicor Software Corp.	500	5,535
*	EPIQ Systems, Inc.	300	4,080
*	Equinix, Inc.	200	13,870
*	eSpeed, Inc.	600	6,966
*	Euronet Worldwide, Inc.	700	15,120
*	Extreme Networks, Inc.	1,500	4,515
*	F5 Networks, Inc.	400	8,864
#	Factset Research Systems, Inc.	200	10,528
	Fair Isaac Corp.	500	11,600
*	Fairchild Semiconductor Corp. Class A	1,400	15,610
*	Faro Technologies, Inc.	200	6,550
*	FEI Co.	400	8,156
	Fidelity National Information Services, Inc.	1,100	45,639
*	Fiserv, Inc.	900	47,358
*	FormFactor, Inc.	400	7,172
*	Foundry Networks, Inc.	2,000	23,740
*	Gartner Group, Inc.	400	7,564
*	Gerber Scientific, Inc.	900	7,830
	Global Payments, Inc.	700	27,769
*	Greenfield Online, Inc.	400	5,412
*	Harmonic, Inc.	500	4,455
#	Heartland Payment Systems, Inc.	200	4,406

20

	Henry Jack & Associates, Inc.	500	$11,765
	Hewlett-Packard Co.	2,600	124,202
*	Hittite Microwave Corp.	200	6,622
*	Hutchinson Technology, Inc.	400	6,720
*	Hypercom Corp.	2,000	7,420
	iBasis, Inc.	500	2,030
*	iGATE Capital Corp.	600	4,752
*	Informatica Corp.	500	8,730
	InfoSpace, Inc.	400	4,076
*	Ingram Micro, Inc.	2,000	30,540
*	Insight Enterprises, Inc.	700	12,271
*	Integrated Device Technology, Inc.	2,200	18,458
*	Integrated Silicon Solution, Inc.	478	2,854
	Intel Corp.	5,700	113,715
*	Interactive Intelligence, Inc.	300	4,278
*	Internap Network Services Corp.	700	4,900
	International Business Machines Corp.	1,000	113,860
*	International Rectifier Corp.	800	18,216
*	Internet Capital Group, Inc.	500	4,350
	Intersil Corp.	800	18,616
*	Interwoven, Inc.	600	8,130
*	Intuit, Inc.	600	15,936
*	Iomega Corp.	1,000	3,050
*	iPass, Inc.	2,400	6,672
*	Itron, Inc.	500	47,665
*	IXYS Corp.	500	3,525
*	j2 Global Communications, Inc.	300	6,456
	Jabil Circuit, Inc.	1,200	15,504
*	JDA Software Group, Inc.	400	6,828
*	JDS Uniphase Corp.	2,500	32,875
*	Juniper Networks, Inc.	1,400	37,548
*	Jupitermedia Corp.	800	2,632
	KLA-Tencor Corp.	1,500	63,015
*	Kopin Corp.	1,400	3,808
*	Kulicke & Soffa Industries, Inc.	600	3,090
*	L-1 Identity Solutions, Inc.	1,000	11,960
* #	Lam Research Corp.	1,100	44,264
*	Lawson Software, Inc.	2,500	19,500
	Linear Technology Corp.	400	11,084
*	Lionbridge Technologies, Inc.	1,300	4,615
*	Littlefuse, Inc.	300	9,351
*	LoJack Corp.	300	3,744
*	Loral Space & Communications, Inc.	200	4,852
*	LSI Corp.	3,900	19,656
*	Macrovision Corp.	700	10,703
*	Magma Design Automation, Inc.	400	3,928
*	Manhattan Associates, Inc.	200	4,412
*	Mattson Technology, Inc.	700	4,158
	Maxim Integrated Products, Inc.	500	9,135
	Maximus, Inc.	300	10,896
*	McAfee, Inc.	800	26,616
*	MEMC Electronic Materials, Inc.	200	15,256
*	Mentor Graphics Corp.	1,200	10,920
	Methode Electronics, Inc.	500	5,325
	Micrel, Inc.	900	6,615

21

#	Microchip Technology, Inc.	400	$12,312
*	Micron Technology, Inc.	9,700	72,944
*	Micros Systems, Inc.	400	12,816
*	Microsemi Corp.	1,000	21,750
	Microsoft Corp.	6,800	185,096
*	Moldflow Corp.	300	4,998
	Molex, Inc. Class A	500	10,885
#	MoneyGram International, Inc.	600	2,196
*	Monolithic Power Systems	200	3,328
	Motorola, Inc.	3,900	38,883
*	MSC. Software Corp.	600	7,602
	MTS Systems Corp.	200	6,238
*	Nanometrics, Inc.	600	3,822
	National Instruments Corp.	400	10,344
	National Semiconductor Corp.	500	8,235
*	NCR Corp.	900	19,944
*	NETGEAR, Inc.	400	8,728
*	NetScout Systems, Inc.	500	4,645
* #	Network Appliance, Inc.	300	6,486
*	Network Equipment Technologies, Inc.	400	2,280
	NIC, Inc.	250	1,505
*	Novatel Wireless, Inc.	300	3,174
*	Novell, Inc.	4,000	29,800
*	Novellus Systems, Inc.	900	19,872
*	Nuance Communications, Inc.	1,000	16,450
*	Nvidia Corp.	400	8,556
* #	OmniVision Technologies, Inc.	600	9,516
*	ON Semiconductor Corp.	1,200	7,200
*	Online Resources Corp.	400	4,096
*	Oplink Communications, Inc.	400	4,972
*	Oracle Corp.	3,700	69,560
*	Packeteer, Inc.	300	1,341
* #	Palm, Inc.	1,400	9,058
* #	Parametric Technology Corp.	1,800	27,558
	Paychex, Inc.	300	9,438
*	PC Connection, Inc.	400	3,972
*	PC-Tel, Inc.	700	4,676
*	PDF Solutions, Inc.	500	2,850
*	Perficient, Inc.	300	2,535
*	Perot Systems Corp.	1,400	19,306
*	Phoenix Technologies, Ltd.	100	1,651
	Plantronics, Inc.	500	9,430
* #	Plexus Corp.	600	14,862
*	PLX Technology, Inc.	500	3,230
*	PMC-Sierra, Inc.	2,400	11,496
* #	Powerwave Technologies, Inc.	1,800	5,148
*	Presstek, Inc.	800	3,760
*	Progress Software Corp.	500	14,270
	QAD, Inc.	600	5,244
*	QLogic Corp.	900	14,265
#	QUALCOMM, Inc.	1,600	67,792
	Quality Systems, Inc.	200	6,516
*	Quantum Corp.	2,300	5,750
*	Rackable Systems, Inc.	700	6,468
*	RadiSys Corp.	300	2,853

22

*	Rambus, Inc.	400	$7,212
*	RealNetworks, Inc.	2,000	11,700
*	Red Hat, Inc.	1,000	17,830
*	RF Micro Devices, Inc.	3,400	10,710
*	Rofin-Sinar Technologies, Inc.	400	15,748
*	Rogers Corp.	200	6,336
*	Rudolph Technologies, Inc.	1,100	9,581
*	Salesforce.com, Inc.	200	11,944
*	Sandisk Corp.	1,200	28,260
*	Sapient Corp.	1,200	8,856
*	SAVVIS, Inc.	200	3,886
*	ScanSource, Inc.	300	10,191
*	Secure Computing Corp.	900	7,308
*	Semtech Corp.	600	7,644
*	SI International, Inc.	200	4,976
*	Sigma Designs, Inc.	200	5,890
*	Silicon Laboratories, Inc.	500	15,475
*	Silicon Storage Technology, Inc.	4,000	11,320
*	Skyworks Solutions, Inc.	2,200	18,172
*	Sonic Solutions, Inc.	500	4,515
*	SonicWALL, Inc.	900	7,497
* #	Sonus Networks, Inc.	1,400	4,648
*	SPSS, Inc.	200	7,606
*	Standard Microsystems Corp.	300	8,505
*	STEC, Inc.	700	5,096
* #	Stratasys, Inc.	200	3,752
*	Sun Microsystems, Inc.	1,475	24,190
*	Supertex, Inc.	200	4,140
*	SupportSoft, Inc.	900	3,159
*	Sybase, Inc.	1,300	34,606
*	Sycamore Networks, Inc.	3,800	13,262
*	Sykes Enterprises, Inc.	600	10,074
*	Symantec Corp.	3,000	50,520
*	Synaptics, Inc.	200	5,358
*	SYNNEX Corp.	400	8,324
*	Synopsys, Inc.	2,300	53,383
*	Synplicity, Inc.	800	4,440
#	Syntel, Inc.	200	5,446
* #	Take-Two Interactive Software, Inc.	600	15,900
*	Tech Data Corp.	600	20,010
	Technitrol, Inc.	600	13,206
*	Tekelec	600	7,146
*	Tellabs, Inc.	3,300	21,714
*	Teradyne, Inc.	1,300	15,587
* #	Terremark Worldwide, Inc.	700	3,500
*	Tessera Technologies, Inc.	300	7,068
	Texas Instruments, Inc.	1,400	41,944
*	The Knot, Inc.	400	4,620
*	TIBCO Software, Inc.	1,800	12,690
	Total System Services, Inc.	1,219	27,098
* #	Trimble Navigation, Ltd.	1,900	51,946
*	Triquint Semiconductor, Inc.	1,900	8,968
*	Tyler Technologies, Inc.	400	5,540
*	Ultimate Software Group, Inc.	200	5,452
*	Ultratech, Inc.	400	3,852

23

	United Online, Inc.	800	$7,984
*	Universal Display Corp.	300	5,112
*	ValueClick, Inc.	1,500	28,965
*	Varian Semiconductor Equipment Associates, Inc.	200	6,756
* #	Veeco Instruments, Inc.	400	6,200
*	VeriSign, Inc.	2,000	69,600
*	Virage Logic Corp.	700	4,494
*	Vishay Intertechnology, Inc.	2,000	18,260
*	Vocus, Inc.	200	4,912
*	Websense, Inc.	400	7,788
*	Website Pros, Inc.	500	5,520
*	Western Digital Corp.	1,700	52,479
*	Wind River Systems, Inc.	1,000	7,230
*	Wright Express Corp.	200	5,788
	Xerox Corp.	3,200	47,040
	Xilinx, Inc.	500	11,180
*	X-Rite, Inc.	400	3,276
*	Yahoo!, Inc.	1,300	36,114
*	Zygo Corp.	400	5,096
Total Information Technology			4,784,282

Materials — (6.4%)
*	AEP Industries, Inc.	200	6,078
	Air Products & Chemicals, Inc.	400	36,532
	Airgas, Inc.	400	19,436
	AK Steel Holding Corp.	200	10,524
	Albemarle Corp.	900	34,146
	Alcoa, Inc.	4,700	174,558
#	Allegheny Technologies, Inc.	200	15,470
	AMCOL International Corp.	300	8,646
	American Vanguard Corp.	300	4,533
	Aptargroup, Inc.	600	22,488
	Arch Chemicals, Inc.	300	10,473
	Ashland, Inc.	700	30,919
	Ball Corp.	200	8,820
	Bemis Co., Inc.	1,200	29,784
*	Brush Engineered Materials, Inc.	200	5,556
#	Calgon Carbon Corp.	600	9,804
	Carpenter Technology Corp.	400	25,132
	Celanese Corp. Class A	300	11,670
*	Century Aluminum Co.	600	39,678
	CF Industries Holdings, Inc.	200	24,416
* #	Coeur d’Alene Mines Corp.	3,800	18,316
	Commercial Metals Co.	2,100	63,966
*	Crown Holdings, Inc.	900	22,419
	Cytec Industries, Inc.	600	34,368
	Deltic Timber Corp.	200	9,508
	Dow Chemical Co.	9,200	346,748
	duPont (E.I.) de Nemours & Co., Inc.	1,500	69,630
#	Eagle Materials, Inc.	600	21,336
#	Eastman Chemical Co.	500	32,905
	Ecolab, Inc.	400	18,716
	Ferro Corp.	800	12,880
	FMC Corp.	400	22,644
* #	General Moly, Inc.	800	8,552

24

#	Georgia Gulf Corp.	400	$2,424
	Greif, Inc. Class A	300	19,617
*	Hecla Mining Co.	1,100	12,650
	Hercules, Inc.	600	10,992
*	ICO, Inc.	400	3,116
	International Flavors & Fragrances, Inc.	200	8,626
	International Paper Co.	1,700	53,890
	Kaiser Aluminum Corp.	200	14,670
	KMG Chemicals, Inc.	200	3,252
	Louisiana-Pacific Corp.	1,400	15,232
	Lubrizol Corp.	400	23,320
#	Martin Marietta Materials, Inc.	200	21,520
	MeadWestavco Corp.	2,200	56,452
	Minerals Technologies, Inc.	300	18,084
	Nalco Holding Co.	800	17,280
	NewMarket Corp.	200	13,390
#	Newmont Mining Corp.	700	35,819
	NL Industries, Inc.	700	7,602
	Nucor Corp.	800	51,656
	Olin Corp.	800	15,376
	Olympic Steel, Inc.	200	8,260
*	OM Group, Inc.	400	24,212
*	Owens-Illinois, Inc.	300	16,935
#	Packaging Corp. of America	1,600	36,464
*	Pactiv Corp.	1,100	27,852
*	Patriot Coal Corp.	40	2,148
	Penford Corp.	200	4,378
*	Peoplesupport, Inc.	200	2,322
*	PolyOne Corp.	1,300	8,450
#	PPG Industries, Inc.	300	18,594
	Praxair, Inc.	300	24,084
	Quanex Corp.	500	25,725
	Reliance Steel & Aluminum Co.	400	22,204
	Rock-Tenn Co. Class A	700	18,781
*	Rockwood Holdings, Inc.	800	24,552
	Rohm & Haas Co.	1,100	58,971
*	Rosetta Resources, Inc.	1,000	20,460
#	Royal Gold, Inc.	300	9,453
	RPM International, Inc.	1,100	23,001
	Schnitzer Steel Industries, Inc. Class A	200	13,094
	Scotts Miracle-Gro Co. Class A	200	7,118
	Sealed Air Corp.	700	16,947
	Sensient Technologies Corp.	600	16,164
	Sigma-Aldrich Corp.	200	11,004
	Silgan Holdings, Inc.	200	9,348
*	Smurfit-Stone Container Corp.	2,900	23,055
	Steel Dynamics, Inc.	500	29,130
	Stepan Co.	200	6,820
*	Terra Industries, Inc.	500	22,605
#	Texas Industries, Inc.	200	11,520
*	The Mosaic Co.	400	44,520
*	U.S. Gold Corp.	1,000	3,510
*	United States Lime & Minerals, Inc.	200	5,990
	United States Steel Corp.	600	65,070
*	Universal Stainless & Alloy Products, Inc.	200	6,078

25

	Valspar Corp.	1,200	$26,028
	Vulcan Materials Co.	400	28,040
	Wausau Paper Corp.	1,900	14,896
	Westlake Chemical Corp.	900	14,526
	Weyerhaeuser Co.	700	42,840
Total Materials			2,410,768

Telecommunication Services — (3.7%)
*	American Tower Corp.	400	15,376
	AT&T, Inc.	20,600	717,498
*	Cbeyond, Inc.	200	3,278
*	Centennial Communications Corp.	800	4,216
	CenturyTel, Inc.	800	28,952
*	Cincinnati Bell, Inc.	1,800	6,984
	Citizens Communications Co.	3,400	36,516
*	Cogent Communications Group, Inc.	300	5,844
	Consolidated Communications Holdings, Inc.	300	4,323
*	Crown Castle International Corp.	1,500	54,135
	FairPoint Communications, Inc.	400	3,936
*	General Communications, Inc. Class A	700	4,053
	Iowa Telecommunications Services, Inc.	300	4,749
*	NeuStar, Inc.	300	7,698
* #	Nextwave Wireless, Inc.	1,300	7,007
* #	NII Holdings, Inc.	200	7,946
*	PAETEC Holding Corp.	600	4,632
	Qwest Communications International, Inc.	1,500	8,100
*	SBA Communications Corp.	400	12,420
	Sprint Nextel Corp.	9,400	66,834
	Telephone & Data Systems, Inc.	300	14,070
	Telephone & Data Systems, Inc. Special Shares	200	8,620
*	Time Warner Telecom, Inc.	500	7,970
	Verizon Communications, Inc.	9,800	355,936
	Windstream Corp.	800	9,408
Total Telecommunication Services			1,400,501

Utilities — (2.9%)
	AGL Resources, Inc.	300	10,404
	Allegheny Energy, Inc.	300	15,201
	ALLETE, Inc.	200	7,208
	Alliant Energy Corp.	200	6,948
	Ameren Corp.	300	12,810
	American Electric Power Co., Inc.	300	12,276
	Atmos Energy Corp.	400	10,400
	Avista Corp.	700	12,768
	Black Hills Corp.	500	17,880
	CenterPoint Energy, Inc.	500	7,340
	Central Vermont Public Service Corp.	200	4,790
	CH Energy Group, Inc.	200	7,156
	Cleco Corp.	400	9,164
	CMS Energy Corp.	1,000	14,390
	Consolidated Edison, Inc.	400	16,356
	Dominion Resources, Inc.	400	15,976
	DPL, Inc.	500	12,755
	DTE Energy Co.	300	11,961
	Duke Energy Corp.	1,100	19,294

26

* #	Dynegy, Inc.	800	$5,920
	Edison International	300	14,820
*	El Paso Electric Co.	300	6,138
	Empire District Electric Co.	400	8,204
	Energen Corp.	200	12,000
	Entergy Corp.	200	20,548
#	Equitable Resources, Inc.	200	12,324
	Exelon Corp.	600	44,910
	FirstEnergy Corp.	300	20,277
	FPL Group, Inc.	300	18,087
	Great Plains Energy, Inc.	400	10,172
	Hawaiian Electric Industries, Inc.	600	13,476
	IDACORP, Inc.	300	8,940
	Integrys Energy Group, Inc.	300	13,791
	Laclede Group, Inc.	200	6,830
	MDU Resources Group, Inc.	300	7,878
	MGE Energy, Inc.	200	6,312
	Middlesex Water Co.	300	5,655
*	Mirant Corp.	1,500	55,500
	National Fuel Gas Co.	400	18,820
	New Jersey Resources Corp.	200	9,202
	Nicor, Inc.	200	6,820
#	NiSource, Inc.	300	5,157
	Northeast Utilities, Inc.	300	7,611
	Northwest Natural Gas Co.	200	8,408
	NorthWestern Corp.	500	12,895
*	NRG Energy, Inc.	1,400	57,778
	NSTAR	500	15,450
	OGE Energy Corp.	400	12,988
	Oneok, Inc.	200	9,314
	Ormat Technologies, Inc.	400	17,464
	Otter Tail Corp.	200	6,490
	Pepco Holdings, Inc.	300	7,581
	PG&E Corp.	300	11,298
	Piedmont Natural Gas Co.	500	12,300
	Pinnacle West Capital Corp.	200	7,110
	Portland General Electric Co.	400	9,332
	PPL Corp.	300	13,614
	Progress Energy, Inc.	400	16,764
	Puget Energy, Inc.	500	13,350
	Questar Corp.	900	49,725
*	Reliant Energy, Inc.	1,900	43,320
	SCANA Corp.	200	7,574
	Sempra Energy	200	10,626
	Sierra Pacific Resources	1,300	16,783
	SJW Corp.	200	6,044
	South Jersey Industries, Inc.	200	6,834
	Southern Co.	600	20,718
	Southern Union Co.	500	12,860
	Southwest Gas Corp.	200	5,118
	Southwest Water Co.	600	6,582
	TECO Energy, Inc.	900	13,482
	UGI Corp.	500	12,805
	Unisource Energy Corp.	400	9,460
	Vectren Corp.	300	7,731

27

Westar Energy, Inc.	400	$9,092
WGL Holdings, Inc.	400	12,476
Wisconsin Energy Corp.	200	8,724
Xcel Energy, Inc.	700	13,874
York Water Co.	300	4,620
Total Utilities		1,075,053

TOTAL COMMON STOCKS		34,755,402

TEMPORARY CASH INVESTMENTS — (0.8%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	312,775	312,775

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (6.9%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $2,562,611 FHLMC 7.000%, 09/01/37 & GNMA 6.500%, 11/15/37, valued at $2,680,385) to be repurchased at $2,602,998	$2,602	2,602,315

TOTAL INVESTMENTS - (100.0%)
(Cost $43,510,798) ##		$37,670,492

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$35,068,177
Level 2 – Other Significant Observable Inputs	2,602,315
Level 3 – Significant Unobservable Inputs	—
Total	$37,670,492

28

LARGE CAP INTERNATIONAL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.2%)
COMMON STOCKS — (5.2%)
#	ABC Learning Centres, Ltd.	47,715	$95,121
	AGL Energy, Ltd.	51,726	534,493
	Alumina, Ltd.	139,764	823,462
	Amcor, Ltd.	103,123	674,653
	Amcor, Ltd. Sponsored ADR	1,068	28,292
	AMP, Ltd.	268,176	1,979,856
	APN News & Media, Ltd.	49,644	227,562
#	Aristocrat Leisure, Ltd.	50,763	483,434
	Asciano Group	65,734	299,571
	ASX, Ltd.	23,133	889,409
# *	Austar United Communications, Ltd.	284,547	377,872
#	Australand Property Group	79,544	145,947
	Australia & New Zealand Banking Group, Ltd.	259,190	5,230,293
	AXA Asia Pacific Holdings, Ltd.	244,297	1,301,203
	Babcock & Brown Infrastructure Group	337,570	373,392
#	Babcock & Brown, Ltd.	28,265	442,765
#	Bank of Queensland, Ltd.	10,033	129,343
#	Bendigo Bank, Ltd.	30,245	282,082
#	BHP Billiton, Ltd.	360,962	13,060,601
#	BHP Billiton, Ltd. Sponsored ADR	47,000	3,439,460
#	Billabong International, Ltd.	17,806	206,766
	BlueScope Steel, Ltd.	85,789	858,160
	Boral, Ltd.	71,545	397,707
	Brambles, Ltd.	177,043	1,700,125
	Caltex Australia, Ltd.	29,754	403,922
#	Challenger Financial Services Group, Ltd.	39,625	79,239
	Coca-Cola Amatil, Ltd.	59,675	529,672
	Cochlear, Ltd.	8,260	411,807
	Commonwealth Bank of Australia	170,770	6,612,877
	Computershare, Ltd.	51,406	401,511
	ConnectEast Group	122,241	152,244
*	Crown, Ltd.	75,939	820,595
	CSL, Ltd.	72,844	2,443,146
#	CSR, Ltd.	92,856	289,301
#	David Jones, Ltd.	37,801	140,947
	Downer EDI, Ltd.	25,944	148,174
	Dyno Nobel, Ltd.	79,300	168,662
#	Fairfax Media, Ltd.	172,368	616,381
	Flight Centre, Ltd.	7,603	189,958
# *	Fortescue Metals Group, Ltd.	509,760	3,613,651
	Foster’s Group, Ltd.	249,807	1,230,765
	Goodman Fielder, Ltd.	110,302	190,496
	Harvey Norman Holdings, Ltd.	128,448	537,267
	Incitec Pivot, Ltd.	6,960	945,323

1

#	Insurance Australia Group, Ltd.	231,820	$804,810
#	James Hardie Industries NL	43,241	237,340
#	Jubilee Mines NL	9,271	195,211
#	Leighton Holdings, Ltd.	30,749	1,289,029
	Lend Lease Corp., Ltd.	41,599	531,367
# *	Lihir Gold, Ltd.	237,027	917,943
	Lion Nathan, Ltd.	63,050	555,471
	Macquarie Airports	77,250	249,263
#	Macquarie Communications Infrastructure Group	67,126	287,922
#	Macquarie Group, Ltd.	36,700	1,832,812
	Macquarie Infrastructure Group	100,969	270,869
#	Metcash, Ltd.	117,002	450,339
#	Minara Resources, Ltd.	28,511	168,016
	Mirvac, Ltd.	116,969	414,625
	National Australia Bank, Ltd.	224,488	5,933,606
#	Newcrest Mining, Ltd.	60,020	2,086,687
	Nufarm, Ltd.	14,411	214,144
	Oil Search, Ltd.	98,725	386,698
	Onesteel, Ltd.	87,931	570,617
	Orica, Ltd.	45,367	1,201,093
	Origin Energy, Ltd.	101,263	825,327
#	Oxiana, Ltd.	212,946	764,261
# *	Paladin Energy, Ltd.	101,022	564,143
#	Perpetual Trustees Australia, Ltd.	3,869	196,410
	Publishing and Broadcasting, Ltd.	75,939	308,424
	Qantas Airways, Ltd.	125,048	486,344
	QBE Insurance Group, Ltd.	118,068	2,442,088
#	Ramsay Health Care, Ltd.	15,118	157,801
	Reece Australia, Ltd.	7,063	150,937
#	Rio Tinto, Ltd.	54,585	6,801,523
	Santos, Ltd.	75,968	900,471
#	Seek, Ltd.	13,400	80,443
	Seven Network, Ltd.	19,868	207,095
#	Sims Group, Ltd.	11,649	348,202
	Sonic Healthcare, Ltd.	40,263	532,025
#	St. George Bank, Ltd.	70,796	1,545,957
	Suncorp-Metway, Ltd.	125,276	1,607,069
#	Symbion Health, Ltd.	60,921	231,975
	TABCORP Holdings, Ltd.	66,728	940,682
#	Tatts Group, Ltd.	116,126	418,646
	Telstra Corp., Ltd. (6087289)	905,099	4,068,768
	Telstra Corp., Ltd. (B1FW0K7)	438,367	1,322,962
	Toll Holdings, Ltd.	66,507	627,357
#	Transfield Services, Ltd.	16,966	179,689
#	Transurban Group	160,166	953,364
#	United Group, Ltd.	33,371	377,874
	Virgin Blue Holdings, Ltd.	90,396	111,375
	Washington H. Soul Pattinson & Co., Ltd.	18,899	134,609
#	Wesfarmers, Ltd.	73,327	2,540,591
	Wesfarmers, Ltd.	19,314	682,795
#	West Australian Newspapers Holdings, Ltd.	26,425	277,421
	Westpac Banking Corp.	212,892	4,553,470
	Westpac Banking Corp. Sponsored ADR	6,900	733,470
	Woodside Petroleum, Ltd.	72,630	3,797,930
	Woolworths, Ltd.	166,903	4,457,499

2

WorleyParsons, Ltd.	16,683	$571,061
Zinifex, Ltd.	53,600	539,284

TOTAL — AUSTRALIA		117,944,711

AUSTRIA — (0.4%)
COMMON STOCKS — (0.4%)
Erste Bank der Oesterreichischen Sparkassen AG	27,631	1,598,776
# EVN AG	2,702	351,569
Immofinanz Immobilien Anlagen AG	8,273	89,749
Oesterreichische Elektrizitaetswirtschafts AG	8,100	599,485
OMV AG	22,352	1,615,033
Raiffeisen International Bank-Holding AG	5,692	729,358
Telekom Austria AG	61,278	1,386,074
Telekom Austria AG ADR	2,400	109,084
# Uniqa Versicherungen AG	7,460	191,525
Vienna Insurance Group	3,561	298,126
Voestalpine AG	13,826	869,057
Wienerberger AG	8,679	418,896

TOTAL — AUSTRIA		8,256,732

BELGIUM — (0.8%)
COMMON STOCKS — (0.8%)
Ackermans & Van Haaren	5,007	513,786
Colruyt SA	2,571	628,215
Delhaize Group	4,997	378,433
Delhaize Group Sponsored ADR	3,900	294,606
Dexia SA	75,790	1,781,824
Distrigaz	29	255,094
Fortis	232,963	5,146,673
InBev NV	29,842	2,697,140
KBC Groep NV	31,328	3,928,118
Mobistar SA	3,728	317,681
Solvay SA	8,282	1,040,803
* Suez SA Strip VVPR	11,992	182
UCB SA (5596991)	13,359	633,246
UCB SA (5675588)	2,437	117,279
Umicore	13,960	709,228
TOTAL COMMON STOCKS		18,442,308

RIGHTS/WARRANTS — (0.0%)
* Cumerio NV SA- Strip	55	1
* Umicore Strip VVPR Rights	275	8
TOTAL RIGHTS/WARRANTS		9

TOTAL — BELGIUM		18,442,317

CANADA — (7.1%)
COMMON STOCKS — (7.1%)
Addax Petroleum Corp.	11,700	535,995
# AGF Management, Ltd. Class B	9,052	216,126
* Agnico Eagle Mines, Ltd.	19,000	1,310,551
Agrium, Inc.	21,900	1,614,715

3

	Alimentation Couche-Taro, Inc. Class B	14,900	$252,358
	Astral Media, Inc. Class A	6,100	232,844
#	Bank of Montreal	97,096	4,913,743
#	Bank of Nova Scotia	133,927	6,497,347
	Barrick Gold Corp.	121,600	6,311,957
#	BCE, Inc.	35,250	1,279,995
#	Biovail Corp.	15,600	220,627
*	Bombardier, Inc. Class B	180,500	1,026,975
#	Brookfield Asset Management, Inc. Series A	59,774	1,769,687
	Brookfield Infrastructure Partners LP	2,391	44,951
#	Brookfield Properties Corp.	20,137	376,859
	CAE, Inc.	40,121	505,461
	Cameco Corp.	40,200	1,574,917
	Canada Bread Co., Ltd.	200	14,173
#	Canadian Imperial Bank of Commerce	45,000	3,052,731
	Canadian National Railway Co.	67,200	3,551,683
	Canadian National Resources, Ltd.	73,500	5,499,898
	Canadian Pacific Railway, Ltd.	20,200	1,474,184
#	Canadian Tire Corp. Class A	12,200	759,084
#	Canadian Utilities, Ltd. Class A	11,200	512,520
*	CGI Group, Inc.	45,000	498,349
*	Domtar Corp.	42,900	270,672
*	Eldorado Gold Corp.	37,800	263,073
#	Emera, Inc.	4,200	87,350
	Empire Co., Ltd. Class A	2,600	100,223
#	Enbridge, Inc.	45,596	1,877,578
	EnCana Corp.	105,300	8,032,435
	Ensign Energy Services, Inc.	13,500	251,278
*	Equinox Minerals, Ltd.	52,000	297,445
	Fairfax Financial Holdings, Inc.	2,100	636,454
#	Finning International, Inc.	22,200	630,194
	First Quantum Minerals, Ltd.	8,400	775,437
#	Fortis, Inc.	19,800	567,295
	George Weston, Ltd.	6,700	313,813
#	Gerdau Ameristeel Corp.	14,100	210,873
*	Gildan Activewear, Inc.	17,800	670,043
	Goldcorp, Inc.	98,120	4,242,812
#	Great West Lifeco, Inc.	39,400	1,234,940
#	Harry Winston Diamond Corp.	6,200	162,268
*	HudBay Minerals, Inc.	17,100	326,624
#	Husky Energy, Inc.	36,500	1,546,035
	IAMGOLD Corp.	36,600	295,998
#	IGM Financial, Inc.	17,000	739,243
#	Imperial Oil, Ltd.	45,527	2,562,556
#	Industrial Alliance Insurance & Financial Services, Inc.	11,000	393,396
#	ING Canada, Inc.	13,600	552,705
	Inmet Mining Corp.	5,400	469,033
*	Ivanhoe Mines, Ltd.	28,900	374,959
	Jean Coutu Group PJC, Inc. Class A	16,500	174,178
*	Kinross Gold Corp.	77,112	1,911,641
#	Loblaw Companies, Ltd.	13,600	398,362
*	Lundin Mining Corp.	47,600	405,271
	Magna International, Inc. Class A	13,080	957,229
#	Manitoba Telecom Services, Inc.	2,400	100,852
#	Manulife Financial Corp.	210,290	8,140,258

4

*	MDS, Inc.	15,179	$254,307
#	Methanex Corp.	11,600	335,065
	Metro, Inc. Class A	12,400	268,094
*	MGM Energy Corp.	316	456
#	National Bank of Canada	19,300	952,401
	Nexen, Inc.	60,251	1,881,141
	Niko Resources, Ltd.	5,400	507,493
	Norbord, Inc.	2,400	14,045
*	Nortel Networks Corp.	65,860	566,092
#	Nova Chemicals Corp.	6,300	191,960
*	Oilexco, Inc.	20,800	317,627
	Onex Corp.	11,800	411,217
*	OPTI Canada, Inc.	29,700	522,032
*	Pan Amer Silver Corp.	6,300	251,808
# *	Petrobank Energy & Resources, Ltd.	8,400	492,521
	Petro-Canada	66,300	3,184,825
	Potash Corp. of Saskatchewan, Inc.	44,800	7,132,042
#	Power Corp. of Canada, Ltd.	46,200	1,612,834
#	Power Financial Corp.	32,900	1,200,344
	Quebecor, Inc. Class B	4,500	135,194
*	Research In Motion, Ltd.	70,400	7,317,165
	Ritchie Brothers Auctioneers, Inc.	3,000	216,835
	Rogers Communications, Inc. Class B	71,900	2,838,014
*	RONA, Inc.	12,100	171,004
#	Rothmans, Inc.	1,200	31,297
#	Royal Bank of Canada	227,180	11,402,278
#	Saputo, Inc.	16,800	460,688
#	Shaw Communications, Inc. Class B	43,200	839,640
	ShawCor, Ltd.	6,000	190,318
	Sherritt International Corp.	22,600	380,934
	Shoppers Drug Mart Corp.	27,200	1,393,370
*	Silver Wheaton Corp.	19,000	328,362
*	Sino-Forest Corp.	14,900	286,873
	SNC-Lavalin Group, Inc.	19,100	835,801
#	Sun Life Financial, Inc.	73,300	3,510,655
	Suncor Energy, Inc.	64,479	6,669,654
#	Talisman Energy, Inc.	136,000	2,306,162
	Teck Cominco Class B	56,934	2,269,262
	Telus Corp.	7,317	334,311
#	The Thomson Corp.	31,000	1,030,866
	Tim Hortons, Inc.	18,700	657,754
#	Toronto Dominion Bank	98,015	6,571,511
#	Transalta Corp.	29,300	1,041,612
#	TransCanada Corp.	72,041	2,894,083
	Trican Well Service, Ltd.	12,100	210,836
#	TSX Group, Inc.	8,000	358,527
*	Uranium One, Inc.	49,600	260,535
*	UTS Energy Corp.	41,100	245,535
	West Fraser Timber Co., Ltd.	3,000	96,774
*	Westernzagros Resources, Ltd.	17,200	51,552
	Yamana Gold, Inc.	54,944	990,304

TOTAL — CANADA			160,444,263

5

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	325	$3,339,649
*	Alm. Brand A.S.	2,100	117,901
#	Bang & Olufsen Holding A.S. Series B	1,150	77,572
	Carlsberg A.S. Series B	4,075	506,471
#	Coloplast A.S.	3,540	297,247
	D/S Norden A.S.	3,600	392,376
#	Dampskibsselsk Torm A.S.	3,400	102,607
	Danisco A.S.	6,350	446,958
#	Danske Bank A.S.	77,256	2,951,039
	De Sammenslut Vogmaend	27,800	543,440
	East Asiatic Co., Ltd. A.S.	2,525	197,057
	FLSmidth & Co. A.S.	6,800	634,894
*	Genmab A.S.	4,000	234,653
# *	GN Great Nordic A.S.	21,220	103,551
	H. Lundbeck A.S.	17,802	425,105
*	Jyske Bank A.S.	7,260	500,755
	NKT Holding A.S.	3,875	288,293
#	Novo-Nordisk A.S. Series B	48,500	3,317,808
	Novo-Nordisk A.S. Sponsored ADR	18,700	1,278,519
#	Novozymes A.S. Series B	5,580	487,150
#	Rockwool International A.S.	1,000	174,404
#	Sydbank A.S.	5,940	215,192
*	Topdanmark A.S.	2,400	364,591
*	Trygvesta A.S.	3,500	269,405
*	Vestas Wind Systems A.S.	27,616	2,799,654
# *	William Demant Holding A.S.	3,260	233,360

TOTAL — DENMARK			20,299,651

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
# *	Cargotec Oyj Series B	3,100	153,101
	Elisa Oyj	17,663	538,359
	Fortum Oyj	113,088	4,721,699
	Kesko Oyj	9,200	419,164
#	Kone Oyj Series B	20,560	719,386
	Metso Corp. Sponsored ADR	2,600	136,647
	Metso Oyj	13,371	695,663
	Neste Oil Oyj	28,272	989,208
	Nokia Oyj	422,721	15,187,263
	Nokia Oyj Sponsored ADR	147,500	5,311,475
	Nokian Renkaat Oyj	10,940	449,775
	OKO Bank P.L.C. Class A	8,700	151,905
	Oriola-KD Oyj Class A	4,200	18,043
	Oriola-KD Oyj Class B	6,900	29,416
	Orion Oyj Series A	4,200	90,900
	Orion Oyj Series B	13,500	288,416
	Outokumpu Oyj Series A	19,700	747,197
	Rautaruukki Oyj Series K	12,083	526,820
	Sampo Oyj	62,316	1,691,266
	SanomaWSOY Oyj	15,794	398,265
	Stockmann Oyj Abp Series A	1,020	47,920
	Stora Enso Oyj Series R	67,900	847,910
	Stora Enso Oyj Sponsored ADR	12,000	151,202

6

	UPM-Kymmene Oyj	45,800	$792,361
	UPM-Kymmene Oyj Sponsored ADR	13,000	226,758
	Wartsila Corp. Oyj Series B	9,744	666,062
	YIT Oyj	11,100	275,755

TOTAL — FINLAND			36,271,936

FRANCE — (7.7%)
COMMON STOCKS — (7.7%)
	Accor SA	25,501	1,811,295
	Air France-KLM	24,260	653,619
	Air Liquide SA (B1YW1V6)	25,288	3,591,073
	Air Liquide SA (B1YXBJ7)	33,992	4,810,628
	Alcatel-Lucent SA	160,804	942,995
	Alcatel-Lucent SA Sponsored ADR	45,400	266,498
	Alstom SA	12,632	2,654,720
*	Atos Origin SA	7,666	413,099
#	AXA SA	169,056	5,699,943
	AXA SA Sponsored ADR	49,200	1,656,072
	bioMerieux	1,600	182,830
	BNP Paribas SA	115,370	10,314,016
#	Bourbon SA	5,588	319,813
	Bouygues SA	27,845	1,901,808
	Capgemini SA	16,015	875,106
	Carrefour SA	78,700	5,534,622
	Casino Guichard Perrachon SA	10,202	1,153,913
	Christian Dior SA	17,202	1,874,644
	Cie Generale D’Optique Essilor Intenational SA	23,732	1,409,145
	Ciments Francais SA	1,006	158,778
#	Clarins SA	1,524	106,969
	CNP Assurances	5,627	619,168
	Compagnie de Saint-Gobain	45,556	3,561,295
*	Compagnie Generale de Geophysique-Veritas SA	4,305	1,050,239
	Compagnie Generale des Establissements Michelin Series B	17,134	1,687,524
	Credit Agricole SA	80,959	2,195,990
	Dassault Systemes SA	9,666	527,052
	Eiffage SA	6,330	556,993
# *	Eramet SA	1,571	1,189,682
	Esso Ste Anonyme Francaise	286	66,304
	Euler Hermes SA	3,632	371,301
#	European Aeronautic Defence & Space Co.	39,573	1,037,762
	Eutelsat Communications	7,300	200,770
	France Telecom SA	231,887	7,784,191
	France Telecom SA Sponsored ADR	25,100	839,595
	Groupe Danone	52,806	4,136,491
	Groupe Danone Sponsored ADR	13,800	217,793
	Hermes International SA	12,027	1,407,560
#	Iliad SA	4,500	414,946
	Imerys SA	5,342	448,052
*	Ipsen SA	3,800	230,048
	JC Decaux SA	18,441	555,683
	Lafarge SA	17,353	2,999,813
	Lafarge SA Prime Fidelity	8,912	1,546,984
	Lafarge SA Sponsered ADR	1,800	78,548
	Lagardere SCA	18,298	1,437,623

7

*	Legrand SA	16,373	$517,595
	L’Oreal SA	64,016	7,596,851
	LVMH (Louis Vuitton Moet Hennessy)	43,990	4,519,587
	M6 Metropole Television	10,023	236,277
	Natixis	45,082	659,782
	Neopost SA	3,543	367,757
	Nexans SA	2,987	326,120
	PagesJaunes SA	14,300	265,984
	Pernod-Ricard SA	22,082	2,335,965
	Peugeot SA	18,302	1,391,296
	PPR SA	9,979	1,361,002
	Publicis Groupe	14,334	517,639
	Publicis Groupe ADR	1,700	61,912
	Remy Cointreau SA	2,266	142,366
	Renault SA	25,558	2,730,768
*	Rhodia SA	10,410	258,429
	Safran SA	16,219	324,581
	Sanofi - Aventis	111,839	8,266,267
	Sanofi - Aventis ADR	58,900	2,184,601
	Schneider Electric SA	27,231	3,100,622
*	SCOR SE (4797364)	8	25
	SCOR SE (B1LB9P6)	19,458	440,504
	SEB SA	990	171,648
	Societe BIC SA	3,600	227,622
	Societe Generale Paris	50,145	5,365,449
	Societe Television Francaise 1	17,323	408,215
	Sodexho Alliance SA	11,496	645,887
	STMicroelectronics NV	24,397	292,862
	Suez SA	98,301	6,249,247
	Technip SA	8,071	658,889
	Technip SA ADR	3,600	295,883
	Thales SA	16,134	987,250
*	Thomson	20,078	154,236
	Thomson Sponsored ADR	9,100	69,706
	Total SA	235,328	17,721,046
	Total SA Sponsored ADR	56,800	4,282,152
	Valeo SA	8,146	308,105
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	5,332	1,106,585
#	Veolia Environnement SA	39,354	3,501,447
	Veolia Environnement SA ADR	7,700	685,685
	Vinci SA	56,214	3,881,603
	Vivendi SA	177,575	7,017,815
	Wendel	5,698	642,637
	Zodiac SA	4,549	236,707
TOTAL COMMON STOCKS			174,009,599

RIGHTS/WARRANTS — (0.0%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	12,536	1,377,495

TOTAL — FRANCE			175,387,094

8

GERMANY — (7.5%)
COMMON STOCKS — (7.5%)
	Adidas-Salomon AG	33,466	$2,124,108
	Allianz SE	46,204	7,965,214
	Allianz SE Sponsored ADR	172,386	3,025,374
	Altana AG	14,018	326,536
	AMB Generali Holding AG	5,721	863,116
*	Arcandor AG	10,229	183,197
	BASF AG	65,207	8,338,337
	BASF AG Sponsored ADR	4,100	525,322
	Bayer AG	67,562	5,199,503
	Bayer AG Sponsored ADR	34,500	2,661,661
	Bayerische Motoren Werke AG	59,234	3,263,852
	Beiersdorf AG	34,704	2,747,392
	Bilfinger Berger AG	2,814	223,408
	Celesio AG	19,324	1,107,750
	Commerzbank AG	79,914	2,402,540
	Continental AG	19,013	1,874,904
	Daimler AG	117,627	9,795,188
	Daimler AG Sponsored ADR	25,400	2,113,026
#	Deutsche Bank AG	50,797	5,635,481
	Deutsche Bank AG ADR	73,002	8,100,302
	Deutsche Boerse AG	25,171	4,005,313
	Deutsche Lufthansa AG	43,579	1,019,958
	Deutsche Post AG	142,508	4,721,582
	Deutsche Postbank AG	10,200	990,386
	Deutsche Telekom AG	359,397	6,831,453
#	Deutsche Telekom AG Sponsored ADR	54,600	1,031,394
	E.ON AG	76,335	14,371,958
	E.ON AG Sponsored ADR	53,950	3,393,320
	Fraport AG	9,524	713,527
	Fresenius Medical Care AG & Co.	19,896	1,041,671
	Fresenius Medical Care AG & Co. ADR	3,500	183,155
*	GEA Group AG	18,852	609,927
	Hannover Rueckversicherung AG	12,626	602,755
	Heidelberger Zement AG	4,952	792,716
	Henkel KGAA	12,750	514,914
	Hochtief AG	7,146	774,809
	Hypo Real Estate Holding AG	23,625	680,312
*	Infineon Technologies AG	76,910	621,998
*	Infineon Technologies AG ADR	21,400	172,698
	IVG Immobilien AG	9,036	316,836
	K&S AG	4,983	1,449,917
	Lanxess AG	8,679	330,887
	Linde AG	17,129	2,276,915
	MAN AG	17,073	2,251,938
	Merck KGAA	4,005	497,978
	Metro AG	36,404	3,019,241
	MTU Aero Engines Holding AG	4,000	203,037
	Munchener Rueckversicherungs-Gesellschaft AG	31,930	5,618,032
*	Q-Cells AG	5,069	407,276
	Rheinmetall AG	3,270	228,527
	Rhoen-Klinikum AG	10,954	315,687
	RWE AG Series A	61,853	7,488,214
	Salzgitter AG	5,699	998,926
	SAP AG	103,984	4,910,602
#	SAP AG Sponsored ADR	19,900	943,459

9

	Siemens AG	83,409	$10,636,599
	Siemens AG Sponsored ADR	40,200	5,131,932
	Stada Arzneimittel AG	5,639	395,097
#	Suedzucker AG	20,328	448,144
	ThyssenKrupp AG	47,010	2,703,406
*	TUI AG	28,417	684,121
	United Internet AG	14,268	270,097
	Volkswagen AG	24,379	5,550,940
*	Wacker Chemie AG	3,853	818,441

TOTAL — GERMANY			169,446,306

GREECE — (0.5%)
COMMON STOCKS — (0.5%)
	Agricultural Bank of Greece S.A.	38,356	198,303
	Alpha Bank A.E.	48,126	1,459,886
	Coca-Cola Hellenic Bottling Co. S.A.	25,305	1,107,474
	EFG Eurobank Ergasias S.A.	39,234	1,130,194
*	Emporiki Bank of Greece S.A.	7,020	206,337
	Hellenic Petroleum S.A.	15,660	219,271
	Hellenic Telecommunication Organization Co. S.A.	33,920	942,229
	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	18,800	261,132
	National Bank of Greece S.A.	35,025	1,897,752
	National Bank of Greece S.A. ADR	84,000	918,120
	Piraeus Bank S.A.	57,198	1,702,464
	Public Power Corp.	15,920	676,132
	Titan Cement Co. S.A.	9,080	390,593

TOTAL — GREECE			11,109,887

HONG KONG — (1.6%)
COMMON STOCKS — (1.6%)
#	Allied Properties, Ltd.	560,000	128,029
	ASM Pacific Technology, Ltd.	17,000	112,918
	Bank of East Asia, Ltd.	196,741	1,056,725
#	C C Land Holdings, Ltd.	157,000	161,124
	Cathay Pacific Airways, Ltd.	221,000	455,402
	Cheung Kong Holdings, Ltd.	220,600	3,297,958
	Cheung Kong Infrastructure Holdings, Ltd.	129,000	510,231
	CITIC International Financial Holdings, Ltd.	84,000	42,151
	CLP Holdings, Ltd.	199,900	1,562,645
	Dah Sing Banking Group, Ltd.	70,720	122,462
	Dah Sing Financial Holdings, Ltd.	12,059	88,189
	Esprit Holdings, Ltd.	147,041	1,834,959
	First Pacific Co., Ltd.	202,000	152,890
# *	Foxconn International Holdings, Ltd.	452,000	708,079
*	Galaxy Entertainment Group, Ltd.	144,000	115,316
	Giordano International, Ltd.	98,000	41,030
	Great Eagle Holdings, Ltd.	26,232	79,176
	Hang Lung Group, Ltd.	136,000	621,186
	Hang Lung Properties, Ltd.	340,000	1,220,884
	Hang Seng Bank, Ltd.	131,100	2,484,789
	Henderson Investment, Ltd.	137,000	6,712
	Henderson Land Development Co., Ltd.	145,632	1,130,656

10

	Hong Kong and China Gas Co., Ltd.	552,700	$1,595,492
	Hong Kong and Shanghai Hotels, Ltd.	68,426	110,206
	Hong Kong Electric Holdings, Ltd.	196,207	1,103,657
	Hopewell Highway Infrastructure, Ltd.	236,000	201,582
	Hopewell Holdings, Ltd.	102,000	467,471
	Hutchison Telecommunications International, Ltd.	184,000	246,486
	Hutchison Whampoa, Ltd.	314,500	2,941,454
	Hysan Development Co., Ltd.	55,348	152,219
	Industrial & Commercial Bank of China (Asia), Ltd.	24,937	54,059
#	Johnson Electric Holdings, Ltd.	168,000	77,853
	Kerry Properties, Ltd.	101,393	676,148
	Kingboard Chemical Holdings, Ltd.	80,000	355,586
	Kowloon Development Co., Ltd.	85,500	190,709
	Lee & Man Paper Manufacturing, Ltd.	78,000	217,767
	Li & Fung, Ltd.	270,000	983,775
	Lifestyle International Holdings, Ltd.	132,000	341,962
	Melco International Development, Ltd.	56,000	78,986
*	Mongolia Energy Corporation, Ltd.	240,000	249,958
	MTR Corp., Ltd.	234,513	870,645
#	New World China Land, Ltd.	165,200	112,757
	New World Development Co., Ltd.	357,967	962,214
	NWS Holdings, Ltd.	97,146	282,455
	Pacific Basin Shipping, Ltd.	124,000	205,473
#	PCCW, Ltd.	713,265	411,581
	Ports Design, Ltd.	54,500	161,472
	Shangri-La Asia, Ltd.	218,913	651,108
	Shun Tak Holdings, Ltd.	216,000	319,420
	Sino Land Co., Ltd.	188,317	471,024
#	Sun Hung Kai & Co., Ltd.	112,000	108,218
	Sun Hung Kai Properties, Ltd.	207,706	3,632,600
#	Techtronic Industries Co., Ltd.	86,500	83,759
	Television Broadcasts, Ltd.	25,000	146,290
	Texwinca Holdings, Ltd.	34,000	26,186
#	Tingyi (Cayman Islands) Holding Corp.	184,000	232,119
	Transport International Holdings, Ltd.	17,600	81,728
	Vtech Holdings, Ltd.	15,000	73,946
	Wharf Holdings, Ltd.	187,609	950,130
	Wheelock and Co., Ltd.	164,000	480,162
	Wheelock Properties, Ltd.	110,000	98,008
	Wing Hang Bank, Ltd.	30,500	447,258
	Wing Lung Bank, Ltd.	8,000	98,708
#	Yue Yuen Industrial (Holdings), Ltd.	78,500	232,318
TOTAL COMMON STOCKS			37,118,460

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commerical Bank of China (Asia), Ltd. Rights 11/06/08	2,736	390

TOTAL — HONG KONG			37,118,850

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
	Allied Irish Banks P.L.C.	83,158	1,689,163
	Allied Irish Banks P.L.C. Sponsored ADR	15,800	645,272

11

	Anglo Irish Bank Corp. P.L.C.	103,754	$1,465,698
	Bank of Ireland P.L.C.	94,613	1,330,327
	Bank of Ireland P.L.C. Sponsored ADR	8,700	495,900
	CRH P.L.C.	51,531	1,908,416
#	CRH P.L.C. Sponsored ADR	18,450	693,720
*	Elan Corp. P.L.C.	42,248	974,805
*	Elan Corp. P.L.C. Sponsored ADR	17,000	387,090
	Irish Life & Permanent P.L.C.	30,976	502,286
	Kerry Group P.L.C.	22,953	719,425
	Kingspan Group P.L.C.	17,738	240,149
*	Ryanair Holdings P.L.C.	33,520	159,391

TOTAL — IRELAND			11,211,642

ITALY — (2.9%)
COMMON STOCKS — (2.9%)
	ACEA SpA	11,304	208,889
#	AEM SpA	221,477	895,961
	Alleanza Assicurazioni SpA	52,431	673,701
	Assicurazioni Generali SpA, Trieste	140,655	6,045,455
	Atlantia SpA	40,846	1,309,836
	Autogrill SpA, Novara	14,752	235,729
#	Banca CR Firenze	70,659	715,462
#	Banca Monte Dei Paschi di Siena SpA	176,149	799,847
	Banca Popolare di Milano Scarl	41,017	488,500
*	Banco Popolare Scarl	77,413	1,463,798
	Benetton Group SpA	5,718	75,708
	Bulgari SpA	16,639	185,256
	Buzzi Unicem SpA	11,057	271,269
	C.I.R. SpA - Compagnie Industriali Riunite	34,312	105,714
	Credito Emiliano SpA	25,277	325,199
	Davide Campari - Milano SpA	26,746	229,677
	Enel SpA	484,393	5,226,746
#	Enel SpA Sponsored ADR	16,100	871,945
	Eni SpA	285,395	9,854,970
	Eni SpA Sponsored ADR	31,000	2,136,830
#	ERG SpA	7,427	143,115
	Fiat SpA	84,220	1,780,086
	Fiat SpA Sponsored ADR	7,000	149,517
	Finmeccanica SpA	36,944	1,136,151
	Fondiaria - Sai SpA	7,144	317,049
	Geox SpA	11,000	161,602
	Hera SpA	76,919	346,845
	Intesa Sanpaolo SpA	927,435	6,229,072
	Intesa Sanpaolo Sponsored ADR	13,601	551,292
#	Italcementi SpA	8,940	181,856
	Italmobiliare SpA	449	40,496
	Lottomatica SpA	6,664	240,632
#	Luxottica Group SpA	40,566	1,117,539
	Mediaset SpA	103,617	935,746
	Mediobanca SpA	61,941	1,195,022
#	Mediolanum SpA	44,701	281,188
	Milano Assicurazioni SpA	14,260	93,444
	Pirelli & C.Real Estate SpA	1,079	41,743
	Saipem SpA	30,650	1,252,221

12

*	Saras SpA Raffinerie Sarde	38,600	$197,995
	Seat Pagine Gialle SpA	429,123	126,055
	Snam Rete Gas SpA	142,784	992,899
# *	Telecom Italia Media SpA	107,998	29,658
	Telecom Italia SpA	873,104	2,176,804
	Telecom Italia SpA Sponsored ADR	65,980	1,644,222
	Terna SpA	127,000	549,339
	UniCredito Italiano SpA	1,406,625	10,348,252
	Unione di Banche Italiane ScpA	67,346	1,583,364
	Unipol Gruppo Finanziario SpA	114,185	321,664
TOTAL COMMON STOCKS			66,285,360

PREFERRED STOCKS — (0.0%)
	Fiat SpA	3,000	50,659

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,433

TOTAL — ITALY			66,340,452

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
#	Aderans Holdings Co., Ltd.	3,200	58,055
	Advantest Corp.	14,740	366,852
#	Advantest Corp. ADR	10,000	248,800
	AEON Co., Ltd.	85,800	1,033,773
	Aeon Mall Co., Ltd.	14,880	364,909
#	Aichi Steel Corp.	10,000	50,006
	Aioi Insurance Co., Ltd.	74,000	380,237
	Air Water, Inc.	9,000	93,602
	Aisin Seiki Co., Ltd.	25,600	1,019,709
	Ajinomoto Co., Inc.	92,000	1,105,840
	Alfresa Holdings Corp.	5,600	388,871
	All Nippon Airways Co., Ltd.	190,000	790,394
	Alpine Electronics, Inc.	2,500	29,565
	Alps Electric Co., Ltd.	17,000	198,649
	Amada Co., Ltd.	41,000	308,212
#	Amano Corp.	5,000	57,648
#	AOC Holdings, Inc.	3,600	37,464
	Aoyama Trading Co., Ltd.	5,500	115,379
	Asahi Breweries, Ltd.	63,100	1,179,465
	Asahi Glass Co., Ltd.	145,000	1,651,538
	Asahi Kasei Corp.	168,000	924,561
#	Asatsu-Dk, Inc.	4,900	158,175
#	Asics Corp.	31,000	361,298
	Astellas Pharma, Inc.	74,555	3,258,483
	Autobacs Seven Co., Ltd.	2,500	56,587
	Bank of Yokohama, Ltd.	155,000	1,005,529
	Benesse Corp.	7,700	314,938
	Bosch Corp.	30,000	124,670
	Bridgestone Corp.	92,400	1,520,064
	Brother Industries, Ltd.	31,000	329,522
	Calsonic Kansei Corp.	15,000	61,814

13

	Canon Marketing Japan, Inc.	7,000	$124,304
	Canon, Inc.	127,500	5,715,223
	Canon, Inc. Sponsored ADR	31,750	1,424,305
	Casio Computer Co., Ltd.	29,000	377,093
	Central Glass Co., Ltd.	14,000	61,815
	Central Japan Railway Co.	254	2,418,750
	Chiyoda Corp.	17,000	170,457
	Chubu Electric Power Co., Ltd.	97,200	2,448,431
	Chudenko Corp.	2,700	40,298
	Chugai Pharmaceutical Co., Ltd.	54,600	631,447
	Chuo Mitsui Trust Holdings, Inc.	115,000	792,745
#	Circle K Sunkus Co., Ltd.	5,100	76,422
#	Citizen Holdings Co., Ltd.	47,000	394,674
#	CMK Corp.	3,000	23,902
	Coca-Cola West Japan Co., Ltd.	4,600	99,941
	Comsys Holdings Corp.	11,000	89,156
	Cosmo Oil Co., Ltd.	74,000	244,530
	Credit Saison Co., Ltd.	20,700	567,129
	CSK Holdings Corp.	7,900	198,417
#	Culture Convenience Club Co., Ltd.	12,000	46,695
	Dai Nippon Printing Co., Ltd.	84,000	1,324,721
	Dai Nippon Screen Mfg. Co., Ltd.	28,000	123,728
#	Dai Nippon Sumitomo Pharma Co., Ltd.	23,000	192,132
#	Daibiru Corp.	9,000	83,863
	Daicel Chemical Industries, Ltd.	28,000	157,722
#	Daido Steel Co., Ltd.	37,000	260,995
	Daifuku Co., Ltd.	6,000	78,946
	Daihatsu Motor Co., Ltd.	36,000	381,825
#	Daiichi Chuo Kisen Kaisha	24,000	173,255
	Daiichi Sankyo Co, Ltd.	53,546	1,661,720
	Daikin Industries, Ltd.	39,000	1,754,902
#	Daikyo, Inc.	13,000	30,691
	Dainippon Ink & Chemicals, Inc.	94,000	341,962
#	Daio Paper Corp.	8,000	57,645
	Daito Trust Construction Co., Ltd.	9,800	531,653
	Daiwa House Industry Co., Ltd.	65,000	663,715
	Daiwa Securities Co., Ltd.	179,000	1,659,738
#	DCM Japan Holdings Co., Ltd.	14,000	74,137
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	74,000	247,265
	Denso Corp.	78,000	2,911,860
	Dentsu, Inc.	242	558,652
#	Disco Corp.	1,700	79,897
#	Don Quijote Co., Ltd.	4,200	67,268
	Dowa Holdings Co., Ltd.	32,000	223,210
	East Japan Railway Co.	512	4,109,497
#	Ebara Corp.	54,000	153,857
	Edion Corp.	11,800	116,038
	Eisai Co., Ltd.	36,600	1,319,958
	Electric Power Development Co., Ltd.	19,000	687,541
# *	Elpida Memory, Inc.	13,000	431,371
	Epson Toyocom Corp.	10,000	38,356
	Exedy Corp.	3,000	89,670
#	Ezaki Glico Co., Ltd.	10,000	107,452
#	FamilyMart Co., Ltd.	6,000	176,804
#	Fancl Corp.	5,100	66,904

14

	Fanuc, Ltd.	29,400	$2,740,928
#	Fast Retailing Co., Ltd.	10,200	753,499
	Fuji Electric Holdings Co., Ltd.	64,000	244,423
	Fuji Heavy Industries, Ltd.	68,000	296,648
#	Fuji Soft, Inc.	2,600	39,946
	FUJIFILM Holdings Corp.	71,200	2,669,855
	Fujikura, Ltd.	39,000	192,052
	Fujitsu, Ltd.	280,440	1,995,364
	Fukuoka Financial Group, Inc.	117,000	599,727
#	Fukuyama Transporting Co., Ltd.	11,000	40,263
	Funai Electric Co., Ltd.	2,500	70,559
	Furukawa Electric Co., Ltd.	70,000	246,513
	Futaba Industrial Co., Ltd.	4,400	106,600
	Glory, Ltd.	6,200	140,894
# *	GMO Internet, Inc.	2,000	9,615
	Goldcrest Co., Ltd.	1,600	43,352
#	Gulliver International Co., Ltd.	340	13,627
	Gunze, Ltd.	19,000	88,053
	H20 Retailing Corp.	13,000	93,450
	Hakuhodo Dy Holdings, Inc.	3,000	171,669
	Hamamatsu Photonics K.K.	9,400	284,563
	Hankyu Hanshin Holdings, Inc.	186,000	824,433
*	Haseko Corp.	126,500	190,794
	Heiwa Corp.	6,700	67,359
#	Hikari Tsushin, Inc.	3,800	115,097
	Hino Motors, Ltd.	53,000	375,481
	Hirose Electric Co., Ltd.	3,700	392,025
#	Hisamitsu Pharmaceutical Co., Inc.	5,000	159,443
	Hitachi Cable, Ltd.	18,000	80,475
	Hitachi Chemical Co., Ltd.	17,700	337,286
	Hitachi Construction Machinery Co., Ltd.	17,500	477,782
	Hitachi High-Technologies Corp.	12,700	247,569
	Hitachi Koki Co., Ltd.	11,000	153,672
#	Hitachi Kokusai Electric, Inc.	12,000	135,480
	Hitachi Maxell, Ltd.	3,700	40,519
	Hitachi Metals, Ltd.	25,000	349,560
	Hitachi Software Engineering Co., Ltd.	6,300	148,983
	Hitachi Transport System, Ltd.	11,000	134,608
# *	Hitachi Zosen Corp.	79,500	80,079
	Hitachi, Ltd.	359,000	2,601,250
	Hitachi, Ltd. Sponsored ADR	13,200	942,216
	Hokkaido Electric Power Co., Inc.	30,600	685,235
	Hokuhoku Financial Group, Inc.	171,000	483,494
	Hokuriku Electric Power Co., Inc.	29,900	665,824
	Honda Motor Co., Ltd.	167,600	5,116,045
	Honda Motor Co., Ltd. Sponsored ADR	61,700	1,888,020
	Horiba, Ltd.	4,000	131,035
	House Foods Corp.	14,800	225,207
	Hoya Corp.	61,200	1,552,824
	Ibiden Co., Ltd.	18,500	883,389
	IHI Corp.	152,000	297,631
	Iino Kaiun Kaisha, Ltd.	7,000	62,625
	INPEX Holdings, Inc.	120	1,348,712
	Isetan Co., Ltd.	22,900	272,046
	Isuzu Motors, Ltd.	223,000	1,015,484

15

#	ITO EN, Ltd.	5,600	$114,105
	ITO EN, Ltd.	1,679	24,044
	Itochu Corp.	220,000	2,316,679
	Itochu Techno-Solutions Corp.	4,200	117,506
#	Izumi Co., Ltd.	5,000	71,707
#	J Front Retailing Co., Ltd.	51,800	339,197
*	Japan Airlines System Corp.	252,000	621,789
#	Japan Airport Terminal Co., Ltd.	7,000	130,074
	Japan Aviation Electronics Industry, Ltd.	6,000	62,661
	Japan Petroleum Exploration Co., Ltd.	6,000	418,617
	Japan Tobacco, Inc.	649	3,278,391
	JFE Holdings, Inc.	87,600	3,903,261
#	JFE Shoji Holdings, Inc.	15,000	97,263
	JGC Corp.	33,000	535,146
#	Joint Corp.	5,200	67,121
	JS Group Corp.	33,740	573,813
	JSR Corp., Tokyo	22,000	482,848
	JTEKT Corp.	31,460	557,368
	Juroku Bank, Ltd.	40,000	207,526
#	Kagome Co., Ltd.	4,900	84,893
	Kajima Corp.	106,000	328,984
	Kamigumi Co., Ltd.	30,000	226,344
#	Kandenko Co., Ltd.	8,000	42,889
	Kaneka Corp.	37,000	257,417
	Kansai Electric Power Co., Inc.	112,200	2,745,104
	Kansai Paint Co., Ltd.	20,000	143,942
	Kao Corp.	76,000	2,339,874
	Kawasaki Heavy Industries, Ltd.	214,000	515,207
	Kawasaki Kisen Kaisha, Ltd.	79,000	801,377
	Kayaba Industry Co., Ltd.	16,000	65,278
	KDDI Corp.	372	2,260,095
	Keihin Corp.	4,100	66,159
#	Keihin Electric Express Railway Co., Ltd.	52,000	354,270
	Keio Corp.	68,000	384,958
	Keisei Electric Railway Co., Ltd.	39,000	204,098
	Keyence Corp.	4,820	1,124,655
#	Kikkoman Corp.	18,000	207,839
	Kinden Corp.	14,000	130,492
#	Kintetsu Corp.	249,280	835,075
	Kirin Holdings Co., Ltd.	101,000	1,694,982
#	Kobayashi Pharmaceutical Co., Ltd.	2,700	106,221
	Kobe Steel, Ltd.	355,000	1,106,857
#	Koei Co., Ltd.	3,640	59,776
	Koito Manufacturing Co., Ltd.	14,000	183,494
	Kokuyo Co., Ltd.	8,000	65,417
	Komatsu, Ltd.	136,600	3,470,255
	Komeri Co., Ltd.	4,000	93,693
	Komori Corp.	6,000	125,214
	Konami Co., Ltd.	8,600	284,770
	Konica Minolta Holdings, Inc.	94,500	1,338,796
	Kose Corp.	3,690	84,381
	Kubota Corp.	112,000	759,768
	Kubota Corp. Sponsored ADR	6,445	218,421
	Kuraray Co., Ltd.	44,000	524,866
	Kurita Water Industries, Ltd.	13,400	422,405

16

	K’s Holdings Corp.	5,280	$94,645
	Kyocera Corp.	20,700	1,693,387
	Kyocera Corp. Sponsored ADR	3,000	243,120
	Kyowa Hakko Kogyo Co., Ltd.	62,000	599,249
	Kyushu Electric Power Co., Inc.	69,000	1,738,511
	Lawson, Inc.	8,100	309,611
	Leopalace21 Corp.	15,000	306,502
	Lintec Corp.	4,000	61,172
#	Lion Corp.	19,000	90,487
	Mabuchi Motor Co., Ltd.	3,400	170,662
	Maeda Corp.	13,000	41,580
	Makino Milling Machine Co., Ltd.	11,000	78,242
	Makita Corp.	13,000	459,176
	Makita Corp. Sponsored ADR	1,630	57,865
	Marubeni Corp.	258,000	1,953,345
	MARUI GROUP CO., Ltd.	35,200	360,543
#	Maruichi Steel Tube, Ltd.	6,000	178,132
	Matsui Securities Co., Ltd.	9,700	64,415
	Matsushita Electric Industrial Co., Ltd.	235,188	4,953,388
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	49,600	1,040,112
	Matsushita Electric Works, Ltd.	79,000	784,186
	Mazda Motor Corp.	156,000	635,640
	Mediceo Paltac Holdings Co., Ltd.	23,600	399,967
	Meiji Dairies Corp.	21,000	120,372
#	Meiji Seika Kaisha, Ltd.	28,000	131,527
	Millea Holdings, Inc.	114,200	4,222,592
	Millea Holdings, Inc. ADR	9,582	360,804
	Minebea Co., Ltd.	31,000	198,586
	Miraca Holdings, Inc.	4,500	96,526
# *	Misawa Homes Co., Inc.	3,000	21,392
#	MISUMI Group, Inc.	10,000	159,589
	Mitsubishi Chemical Holdings Corp.	180,490	1,220,825
	Mitsubishi Corp.	192,300	5,867,166
	Mitsubishi Electric Corp.	297,000	2,720,358
	Mitsubishi Estate Co., Ltd.	181,000	4,411,058
	Mitsubishi Gas Chemical Co., Inc.	46,000	341,126
	Mitsubishi Heavy Industries, Ltd.	466,000	2,179,176
#	Mitsubishi Logistics Corp.	20,000	235,682
	Mitsubishi Materials Corp.	160,000	747,526
# *	Mitsubishi Motors Corp.	543,000	871,542
	Mitsubishi Rayon Co., Ltd.	66,000	225,454
	Mitsubishi Tanabe Pharma Corp.	122,000	1,393,000
	Mitsubishi UFJ Financial Group, Inc.	990,882	8,732,993
	Mitsubishi UFJ Financial Group, Inc. ADR	774,800	6,825,988
	Mitsubishi UFJ Lease & Finance Co., Ltd.	2,000	71,929
# *	Mitsubishi UFJ NICOS Co., Ltd.	67,000	184,558
	Mitsui & Co., Ltd.	237,000	5,154,142
	Mitsui & Co., Ltd. Sponsored ADR	1,933	864,708
	Mitsui Chemicals, Inc.	76,000	538,889
	Mitsui Engineering and Shipbuilding Co., Ltd.	119,000	362,582
	Mitsui Fudosan Co., Ltd.	131,000	2,659,820
	Mitsui Mining and Smelting Co., Ltd.	60,000	219,536
	Mitsui O.S.K. Lines, Ltd.	157,000	2,039,098
	Mitsui Sumitoma Insurance Co., Ltd.	163,790	1,721,086
#	Mitsukoshi, Ltd.	52,000	208,897

17

	Mitsumi Electric Co., Ltd.	11,200	$348,058
	Mizuho Financial Group, Inc.	1,541	6,372,106
	Mizuho Investors Securities Co., Ltd.	86,000	117,995
	Mizuho Trust & Banking Co., Ltd.	667,000	1,062,833
	Mochida Pharmaceutical Co., Ltd.	8,000	78,544
#	Modec, Inc.	1,900	62,061
#	Monex Beans Holdings, Inc.	292	165,503
	Mori Seiki Co., Ltd.	9,300	167,345
	Murata Manufacturing Co., Ltd.	31,300	1,695,325
	Musashino Bank, Ltd.	2,400	97,676
	Nabtesco Corp.	13,000	172,440
	Nagase & Co., Ltd.	10,000	101,912
	Nagoya Railroad Co., Ltd.	103,000	327,170
	Namco Bandai Holdings, Inc.	25,900	320,323
	NEC Corp.	426,000	1,834,683
	NEC Corp. Sponsored ADR	26,546	117,041
	NEC Fielding, Ltd.	2,700	30,726
#	Net One Systems Co., Ltd.	46	49,824
	NGK Insulators, Ltd.	41,000	931,025
#	NGK Spark Plug Co., Ltd.	20,000	312,640
	NHK Spring Co., Ltd.	23,000	178,798
	Nichicon Corp.	5,600	43,812
	Nichirei Corp.	48,000	237,806
	Nidec Corp.	11,000	724,777
	Nidec Corp. ADR	7,600	125,248
#	Nidec Sankyo Corp.	11,000	90,052
	Nifco, Inc.	4,000	85,949
	Nihon Parkerizing Co., Ltd.	5,000	69,692
#	Nihon Unisys, Ltd.	4,900	58,640
	Nikon Corp.	49,000	1,372,492
	Nintendo Co., Ltd.	16,200	8,065,911
	Nippon Electric Glass Co., Ltd.	42,500	616,177
	Nippon Express Co., Ltd.	95,000	506,775
#	Nippon Kayaku Co., Ltd.	31,000	184,923
	Nippon Light Metal Co., Ltd.	44,000	67,917
#	Nippon Meat Packers, Inc.	17,000	209,131
	Nippon Mining Holdings, Inc.	129,000	764,048
	Nippon Mitsubishi Oil Corp.	190,000	1,296,118
#	Nippon Paint Co., Ltd.	23,000	89,200
	Nippon Paper Group, Inc.	90	213,216
	Nippon Seiki Co., Ltd.	7,000	106,961
	Nippon Sheet Glass Co., Ltd.	97,000	453,530
	Nippon Shokubai Co., Ltd.	12,000	88,439
	Nippon Steel Corp.	867,000	4,561,461
	Nippon Suisan Kaisha, Ltd.	30,000	115,058
	Nippon Telegraph & Telephone Corp.	2,177	9,493,317
#	Nippon Yakin Kogyo Co., Ltd.	7,500	71,216
	Nippon Yusen KK	155,000	1,432,267
	Nipponkoa Insurance Co., Ltd.	88,000	712,516
	Nipro Corp.	5,000	95,707
# *	NIS Group Co., Ltd.	10,125	16,911
#	Nishimatsuya Chain Co., Ltd.	4,200	40,202
	Nishi-Nippon Bank, Ltd.	80,000	208,467
	Nishi-Nippon Railroad Co., Ltd.	26,000	95,204
	Nissan Chemical Industries, Ltd.	15,000	171,001

18

	Nissan Motor Co., Ltd.	437,600	$3,935,325
	Nissan Shatai Co., Ltd.	7,000	59,807
#	Nissay Dowa General Insurance Co., Ltd.	29,000	158,185
#	Nissha Printing Co., Ltd.	6,000	252,909
	Nisshin Seifun Group, Inc.	30,500	303,397
	Nisshin Steel Co., Ltd.	93,000	333,422
	Nisshinbo Industries, Inc.	22,000	230,586
#	Nissin Food Products Co., Ltd.	12,600	416,960
	Nissin Kogyo Co., Ltd.	4,600	81,549
	Nitto Denko Corp.	23,800	1,158,777
#	NOK Corp.	15,000	310,728
	Nomura Holdings, Inc. ADR	49,000	767,340
	Nomura Research Institute, Ltd.	19,500	555,381
	Nomura Securities Co., Ltd.	213,000	3,344,877
	NS Solutions Corp.	3,900	110,966
	NSK, Ltd.	54,000	462,947
	NTN Corp.	54,000	401,715
	NTT Data Corp.	303	1,417,920
	NTT DoCoMo, Inc.	6,017	8,815,326
	Obayashi Corp.	82,000	392,240
	Obic Co., Ltd.	1,000	184,607
#	Odakyu Electric Railway Co., Ltd.	77,000	503,501
	Oji Paper Co., Ltd.	98,000	411,933
	Okasan Holdings, Inc.	27,000	150,369
# *	Oki Electric Industry Co., Ltd.	78,000	139,349
	OKUMA Corp.	22,000	209,216
#	Okumura Corp.	16,000	68,417
	Olympus Corp.	28,000	819,885
#	OMC Card, Inc.	8,000	37,009
	Omron Corp.	27,600	612,541
	Ono Pharmaceutical Co., Ltd.	11,800	595,738
#	Onward Holdings Co., Ltd.	18,000	175,330
#	Oracle Corp. Japan	17,500	771,366
	Oriental Land Co., Ltd.	9,400	547,634
	Osaka Gas Co., Ltd.	306,000	1,227,779
#	Osaka Titanium Technologies Co., Ltd.	3,600	239,133
#	OSG Corp.	12,000	118,700
	Otsuka Corp.	2,800	220,062
#	Pacific Metals Co., Ltd.	19,000	227,010
	PanaHome Corp.	21,000	134,692
#	Paris Miki, Inc.	1,900	26,067
#	Park24 Co., Ltd.	12,800	108,816
#	Pioneer Electronic Corp.	19,300	202,781
	Promise Co., Ltd.	6,500	217,318
	Q.P. Corp.	8,900	88,502
#	Rengo Co., Ltd.	17,000	91,906
#	Resona Holdings, Inc.	1,412	2,283,930
	Resorttrust, Inc.	3,600	54,572
	RICOH Co., Ltd.	100,000	1,606,013
#	Right On Co., Ltd.	1,600	14,038
#	Rinnai Corp.	3,000	92,777
	Rohm Co., Ltd.	13,600	991,923
#	Round One Corp.	32	36,678
	Ryobi, Ltd.	11,000	45,968
#	Ryohin Keikaku Co., Ltd.	3,400	180,739

19

#	Ryoshoku, Ltd.	2,600	$52,790
	Sagami Railway Co., Ltd.	27,000	104,087
	Sankyo Co., Ltd.	8,700	464,912
#	Sankyu, Inc., Tokyo	26,000	124,036
	Santen Pharmaceutical Co., Ltd.	10,100	256,027
	Sanwa Holdings Corp.	28,000	135,917
*	Sanyo Electric Co., Ltd.	290,000	612,191
#	Sanyo Special Steel Co., Ltd.	16,000	96,878
	Sapporo Hokuyo Holdings, Inc.	42	327,883
#	Sapporo Holdings, Ltd.	46,000	346,807
	Secom Co., Ltd.	30,300	1,527,998
#	Sega Sammy Holdings, Inc.	24,048	265,325
	Seiko Epson Corp.	17,700	451,764
	Seino Holdings Co., Ltd.	14,000	92,792
	Sekisui Chemical Co., Ltd.	56,000	392,791
	Sekisui House, Ltd.	62,000	641,479
#	Seven & I Holdings Co., Ltd.	130,576	3,246,807
	Sharp Corp., Osaka	146,000	2,656,845
	Shiga Bank, Ltd.	19,000	121,636
	Shikoku Bank, Ltd.	14,000	51,445
	Shikoku Electric Power Co., Inc.	23,200	668,706
	Shima Seiki Manufacturing Co., Ltd.	4,000	174,348
#	Shimachu Co., Ltd.	4,600	118,916
#	Shimadzu Corp.	33,000	309,473
#	Shimamura Co., Ltd.	2,400	174,024
	Shimano, Inc.	7,700	321,332
	Shimizu Corp.	74,000	354,037
	Shin-Etsu Chemical Co., Ltd.	61,300	3,308,139
	Shinko Electric Industries Co., Ltd.	6,000	85,610
	Shinko Securities Co., Ltd.	64,000	219,647
	Shinsei Bank, Ltd.	31,000	125,499
	Shionogi & Co., Ltd.	47,000	805,729
#	Shiseido Co., Ltd.	47,000	1,071,079
	Shizuoka Bank, Ltd.	70,000	739,097
	Showa Corp.	4,300	37,937
	Showa Denko KK	180,000	640,496
	Showa Shell Sekiyu K.K.	35,100	356,098
	SMC Corp.	8,400	895,612
#	Softbank Corp.	106,900	2,082,805
	Sohgo Security Services Co., Ltd.	13,600	188,062
	Sojitz Corp.	126,300	473,439
	Sompo Japan Insurance, Inc.	109,000	1,010,879
	Sony Corp.	106,300	5,021,954
	Sony Corp. Sponsored ADR	39,600	1,869,516
	Square Enix Co., Ltd.	9,500	317,136
	Stanley Electric Co., Ltd.	19,300	407,808
#	Star Micronics Co., Ltd.	4,000	63,813
#	Sugi Pharmacy Co., Ltd.	6,600	177,502
	Sumco Techxiv Corp.	2,100	48,626
#	Sumisho Computer Systems Corp.	1,600	30,098
#	Sumitomo Bakelite Co., Ltd.	27,000	148,031
	Sumitomo Chemical Co., Ltd.	248,000	1,716,737
	Sumitomo Corp.	153,800	2,211,828
	Sumitomo Electric Industries, Ltd.	109,000	1,612,984
	Sumitomo Forestry Co., Ltd.	18,000	141,078

20

	Sumitomo Heavy Industries, Ltd.	73,000	$582,208
	Sumitomo Metal Industries, Ltd., Osaka	593,000	2,511,993
	Sumitomo Metal Mining Co., Ltd.	75,000	1,577,851
	Sumitomo Mitsui Financial Group, Inc.	996	7,196,964
#	Sumitomo Real Estate Sales Co., Ltd.	2,800	118,061
	Sumitomo Realty & Development Co., Ltd.	56,000	955,699
	Sumitomo Rubber Industries, Ltd.	16,000	123,299
	Sumitomo Trust & Banking Co., Ltd.	177,000	1,192,326
	Sumitomo Warehouse Co., Ltd.	26,000	125,404
#	Sundrug Co., Ltd.	3,000	75,752
	Suruga Bank, Ltd.	27,000	299,786
	Suzuken Co., Ltd.	6,980	251,424
	Suzuki Motor Corp.	53,500	1,445,028
	Sysmex Corp.	5,200	210,810
	T&D Holdings, Inc.	33,900	1,733,339
#	Tadano, Ltd.	11,000	108,891
	Taiheiyo Cement Corp.	108,000	251,760
	Taisei Corp.	116,000	305,842
	Taisho Pharmaceutical Co., Ltd.	30,000	611,351
	Taiyo Nippon Sanso Corp.	33,000	294,148
	Taiyo Yuden Co., Ltd.	13,000	141,568
	Takara Holdings, Inc.	14,000	84,946
#	Takashimaya Co., Ltd.	34,000	375,499
	Takeda Pharmaceutical Co., Ltd.	137,900	7,694,686
	TDK Corp.	14,200	1,009,375
#	TDK Corp. Sponsored ADR	1,900	133,361
	Teijin, Ltd.	119,000	461,072
	Terumo Corp.	23,300	1,265,128
	The 77 Bank, Ltd.	44,000	259,334
	The Aichi Bank, Ltd.	700	55,159
	The Awa Bank, Ltd.	18,000	97,416
	The Bank of Iwate, Ltd.	1,500	92,311
	The Bank of Kyoto, Ltd.	33,000	380,901
	The Bank of Nagoya, Ltd.	15,000	86,055
	The Chiba Bank, Ltd.	117,000	744,121
	The Chugoku Bank, Ltd.	23,000	311,301
	The Chugoku Electric Power Co., Ltd.	37,700	793,419
# *	The Daiei, Inc.	3,500	22,242
	The Daishi Bank, Ltd.	28,000	106,136
	The Fuji Fire & Marine Insurance Co., Ltd.	40,000	112,671
# *	The Goodwill Group, Inc.	248	43,696
	The Gunma Bank, Ltd.	59,000	401,254
	The Hachijuni Bank, Ltd.	42,000	276,022
	The Higo Bank, Ltd.	18,000	104,827
	The Hiroshima Bank, Ltd.	62,000	305,318
	The Hokkoku Bank, Ltd.	22,000	98,125
	The Hyakugo Bank, Ltd.	19,000	107,870
	The Hyakujishi Bank, Ltd.	23,000	112,822
#	The Iyo Bank, Ltd.	31,000	303,113
	The Japan Steel Works, Ltd.	46,000	747,538
	The Joyo Bank, Ltd.	79,000	395,952
	The Kagoshima Bank, Ltd.	13,000	90,225
#	The Keiyo Bank, Ltd.	21,000	118,096
	The Minato Bank, Ltd.	10,000	19,018
	The Nanto Bank, Ltd.	20,000	88,762

21

	The Nisshin Oillio Group, Ltd.	10,000	$32,598
	The Ogaki Kyoritsu Bank, Ltd.	18,000	99,117
#	The Oita Bank, Ltd.	9,000	57,695
	The San-in Godo Bank, Ltd.	14,000	113,391
	THK Co., Ltd.	15,200	287,010
#	TIS, Inc.	3,700	67,681
	Toagosei Co., Ltd.	15,000	51,307
#	Tobu Railway Co., Ltd.	98,000	468,548
#	Toda Corp.	19,000	82,632
	Toho Bank, Ltd.	14,000	56,258
#	Toho Co., Ltd.	16,500	382,148
#	Toho Gas Co., Ltd.	75,000	394,023
#	Toho Titanium Co., Ltd.	4,000	113,638
#	Toho Zinc Co., Ltd.	14,000	92,874
	Tohuku Electric Power Co., Inc.	77,600	1,780,506
#	Tokai Carbon Co., Ltd.	18,000	153,330
	Tokai Rika Co., Ltd.	8,000	230,021
#	Tokai Rubber Industries, Ltd.	10,000	156,901
	Tokai Tokyo Securities Co., Ltd.	20,000	83,263
	Tokuyama Corp.	28,000	208,513
	Tokyo Electric Power Co., Ltd	184,600	4,742,756
	Tokyo Electron, Ltd.	23,100	1,431,786
	Tokyo Gas Co., Ltd.	319,000	1,430,963
#	Tokyo Leasing Co., Ltd.	2,000	21,111
	Tokyo Steel Manufacturing Co., Ltd.	10,100	120,739
	Tokyo Style Co., Ltd.	7,000	66,397
	Tokyo Tatemono Co., Ltd.	43,000	291,382
	Tokyo Tomin Bank, Ltd.	3,000	67,151
#	Tokyu Construction Co., Ltd.	6,190	18,673
	Tokyu Corp.	138,000	799,297
	Tokyu Land Corp.	54,000	363,964
#	TonenGeneral Sekiyu KK	37,000	351,258
#	Topcon Corp.	6,000	51,486
	Toppan Forms Co., Ltd.	3,500	37,267
	Toppan Printing Co., Ltd.	68,000	742,795
	Toray Industries, Inc.	180,000	1,112,836
	Toshiba Corp.	454,000	3,405,334
	Toshiba Machine Co., Ltd.	9,000	68,722
	Toshiba TEC Corp.	11,000	68,987
	Tosoh Corp.	75,000	268,236
#	TOTO, Ltd.	25,000	210,531
# *	Toyama Chemicals Co., Ltd.	24,000	196,654
	Toyo Ink Manufacturing Co., Ltd.	13,000	45,184
	Toyo Seikan Kaisha, Ltd.	21,300	373,543
	Toyo Suisan Kaisha, Ltd.	17,000	277,093
	Toyo Tire & Rubber Co., Ltd.	13,000	35,851
	Toyobo Co., Ltd.	77,000	156,425
	Toyoda Gosei Co., Ltd.	10,100	365,413
	Toyota Auto Body Co., Ltd.	7,500	132,463
	Toyota Motor Corp. Sponsored ADR	39,900	4,331,145
	Toyota Motor Credit Corp.	323,900	17,603,204
	Toyota Tsusho Corp.	27,381	695,105
#	Trans Cosmos, Inc.	2,000	25,503
	Trend Micro, Inc.	24,500	844,045
	Trend Micro, Inc. Sponsored ADR	777	27,168

22

	Tsubakimoto Chain Co.	12,000	$75,118
	Tsumura & Co.	9,000	185,580
	TV Asahi Corp.	97	140,263
	Ube Industries, Ltd.	109,000	335,009
#	Ulvac, Inc.	4,000	169,567
#	Uni-Charm Corp.	4,600	336,178
	Uniden Corp.	5,000	31,071
	UNY Co., Ltd.	22,000	175,207
	Urban Corp.	23,000	149,321
#	Ushio, Inc.	14,000	291,479
	USS Co., Ltd.	3,260	199,728
*	Victor Co. of Japan, Ltd.	16,000	29,779
#	Wacoal Corp.	10,000	150,861
	West Japan Railway Co.	233	1,065,971
	Xebio Co., Ltd.	2,550	53,699
	Yahoo! Japan Corp.	6,000	2,667,622
	Yakult Honsha Co., Ltd.	12,000	335,691
#	Yamada Denki Co., Ltd.	12,200	1,066,933
	Yamaguchi Financial Group, Inc.	34,000	375,918
	Yamaha Corp.	29,400	577,453
	Yamaha Motor Co., Ltd.	30,100	598,306
	Yamanashi Chuo Bank, Ltd.	14,000	80,529
	Yamatake Corp.	13,500	341,813
	Yamato Kogyo Co., Ltd.	8,000	336,655
	Yamato Transport Co., Ltd.	58,000	847,680
#	Yamazaki Baking Co., Ltd.	12,000	116,755
	Yaskawa Electric Corp.	17,000	187,057
#	Yokogawa Electric Corp.	27,000	280,622
	Yokohama Rubber Co., Ltd.	26,000	133,779
#	Yoshinoya Holdings Co., Ltd.	35	58,383
#	Zenrin Co., Ltd.	2,800	67,617
#	Zensho Co., Ltd.	14,000	97,288
	Zeon Corp.	23,000	112,061
TOTAL COMMON STOCKS			415,449,920

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	24,000	—

TOTAL — JAPAN			415,449,920

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	150,762	2,251,533
	Akzo Nobel NV	26,573	1,948,532
	Akzo Nobel NV Sponsor ADR	1,996	147,567
	ArcelorMittal	129,106	9,917,661
	ASML Holding NV	41,537	997,450
	Boskalis Westminster CVA	6,589	363,799
*	Fugro NV	5,382	406,033
#	Hagemeyer NV	142,542	1,038,791
	Heineken Holding NV	40,723	2,070,413
	Heineken NV	77,252	4,357,026
	Hunter Douglas NV	5,232	303,799
	ING Groep NV	219,463	7,293,091

23

	James Hardie Industries NV Sponsored ADR	500	$13,770
*	Koninklijke Ahold NV	122,273	1,606,831
*	Koninklijke Ahold NV ADR	8,320	110,265
	Koninklijke Bam Groep NV	10,015	219,620
	Koninklijke DSM NV	22,244	978,873
	Koninklijke KPN NV	241,808	4,564,853
	Koninklijke Philips Electronics NV	138,607	5,407,673
	Koninklijke Vopak NV	1,296	67,486
#	Randstad Holdings NV	20,298	771,122
	Reed Elsevier NV	58,115	1,079,659
	Reed Elsevier NV Sponsored ADR	2,943	109,185
	Royal Dutch Shell P.L.C. Series A	422,155	15,095,991
	SBM Offshore NV	13,580	437,804
	Sns Reaal	9,468	199,479
	TNT NV	57,222	2,253,531
*	TomTom NV	10,600	496,745
	Unilever NV	209,220	6,469,307
	Vedior NV	15,338	384,173
	Wolters Kluwer NV	27,979	723,661
TOTAL COMMON STOCKS			72,085,723

RIGHTS/WARRANTS — (0.0%)
*	Royal Dutch Shell P.L.C. Coupon	422,155	—

TOTAL — NETHERLANDS			72,085,723

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	32,352	42,940
	Auckland International Airport, Ltd.	95,556	187,847
	Contact Energy, Ltd.	47,343	296,741
	Fisher & Paykel Appliances Holdings, Ltd.	22,478	46,163
	Fletcher Building, Ltd.	46,167	351,556
	New Zealand Refining Co., Ltd.	15,823	94,728
	Sky City Entertainment Group, Ltd.	42,177	132,996
	Sky Network Television, Ltd.	35,044	139,981
#	Telecom Corp. of New Zealand, Ltd.	204,475	627,401
	Tower, Ltd.	23,493	38,414
#	Trustpower, Ltd.	21,162	126,894
	Warehouse Group, Ltd.	14,200	67,282

TOTAL — NEW ZEALAND			2,152,943

NORWAY — (0.7%)
COMMON STOCKS — (0.7%)
	Aker Kvaerner ASA	27,235	647,053
	Aker Yards ASA	10,000	88,810
	Bonheur ASA	4,700	214,566
# *	Det Norske Oljeselskap ASA	146,000	188,674
	DNB Nor ASA Series A	120,000	1,755,312
#	Fred Olsen Energy ASA	5,500	308,581
	Norsk Hydro ASA	84,500	1,193,744
#	Norsk Hydro ASA Sponsored ADR	11,200	160,391
#	Norske Skogindustrier ASA Series A	20,085	101,160

24

	Odfjell ASA Series A	3,400	$52,203
	Orkla ASA	132,355	1,645,307
	Petroleum Geo Services ASA	26,350	632,091
#	Prosafe ASA	34,100	584,086
*	Renewable Energy Corp. ASA	28,150	688,486
	Schibsted ASA	8,300	261,180
# *	Sevan Marine ASA	15,200	193,277
	Statoil Hydro ASA	171,556	5,227,536
	StatoilHydro ASA Sponsored ADR	9,656	294,894
	Storebrand ASA	51,600	399,170
	Tandberg ASA Series A	20,000	292,248
*	TGS Nopec Geophysical Co. ASA	11,100	163,895
	Wilh. Wilhelmsen ASA	2,900	104,427
	Yara International ASA	24,800	1,384,742

TOTAL — NORWAY			16,581,833

PORTUGAL — (0.3%)
COMMON STOCKS — (0.3%)
#	Banco BPI SA	44,098	211,152
#	Banco Comercial Portugues SA	261,501	753,333
	Banco Espirito Santo SA	32,266	581,614
#	Brisa SA	43,435	654,459
#	Cimpor Cimentos de Portugal SA	34,848	290,644
	Energias de Portugal SA	256,921	1,502,410
	Jeronimo Martins SGPS SA	26,359	194,047
	Portugal Telecom SA	99,928	1,275,446
*	Sonae Capital SGPS SA	13,615	31,212
	Sonae SGPS SA	108,923	197,969
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	26,894	333,504

TOTAL — PORTUGAL			6,025,790

SINGAPORE — (0.9%)
COMMON STOCKS — (0.9%)
	Allgreen Properties, Ltd.	121,500	109,196
#	Ascott Group, Ltd.	174,000	212,945
	Asia Pacific Breweries, Ltd.	14,000	133,319
	Capitaland, Ltd.	229,500	1,013,942
# *	Chartered Semiconductor Manufacturing, Ltd.	112,000	57,756
	City Developments, Ltd.	60,000	503,566
	Comfortdelgro Corp., Ltd.	215,000	240,465
	Cosco Corp. (Singapore), Ltd.	132,000	374,483
	DBS Group Holdings, Ltd.	172,000	2,094,043
	Fraser & Neave, Ltd.	96,500	332,302
#	Guocoland, Ltd.	25,000	74,274
	Hartford Education Corp., Ltd.	7,666	1,251
	Hotel Properties, Ltd.	20,900	47,483
	Hyflux, Ltd.	15,000	34,933
	Jardine Cycle & Carriage, Ltd.	18,853	284,136
	Keppel Corp., Ltd.	147,000	1,107,665
#	Keppel Land, Ltd.	34,000	141,262
	Keppel Telecommunications and Transportation, Ltd.	54,000	187,516
	K-REIT Asia	6,800	7,994

25

	MobileOne, Ltd.	37,260	$53,281
	Neptune Orient Lines, Ltd.	47,000	102,712
	Olam International, Ltd.	64,000	116,440
	Overseas Chinese Banking Corp., Ltd.	380,320	2,051,651
	Parkway Holdings, Ltd.	102,900	222,527
	Raffles Education Corp., Ltd.	92,000	172,269
	SembCorp Industries, Ltd.	152,320	512,151
	SembCorp Marine, Ltd.	148,000	379,029
	Singapore Airlines, Ltd.	79,400	861,246
	Singapore Land, Ltd.	11,000	54,841
	Singapore Petroleum Co., Ltd.	11,000	53,766
	Singapore Post, Ltd.	102,000	80,908
	Singapore Press Holdings, Ltd.	175,000	545,315
	Singapore Technologies Engineering, Ltd.	174,000	420,722
	Singapore Telecommunications, Ltd.	1,298,650	3,513,817
	SMRT Corp., Ltd.	59,000	73,516
	Starhub, Ltd.	70,730	152,061
	United Industrial Corp., Ltd.	88,000	186,534
	United Overseas Bank, Ltd.	177,900	2,255,662
	UOL Group, Ltd.	51,500	140,788
	Venture Corp., Ltd.	29,000	209,095
	Wheelock Properties (S), Ltd.	69,000	92,272

TOTAL — SINGAPORE			19,209,134

SPAIN — (3.7%)
COMMON STOCKS — (3.7%)
#	Abengoa SA	4,016	137,222
#	Abertis Infraestructuras SA	48,832	1,540,993
	Acciona SA	5,051	1,283,140
	Acerinox SA	24,552	616,046
	Actividades de Construccion y Servicios SA	27,066	1,382,361
#	Antena 3 de Television SA	9,752	134,230
	Banco Bilbao Vizcaya SA	48,730	1,004,709
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	479,500	9,834,545
	Banco de Andalucia SA	655	55,876
#	Banco de Sabadell SA	135,716	1,250,130
#	Banco de Valencia SA	9,293	492,783
#	Banco Espanol de Credito SA	52,035	890,481
	Banco Pastor SA	15,098	226,348
#	Banco Popular Espanol SA	117,673	1,842,840
	Banco Santander Central Hispano SA	566,687	10,126,377
	Banco Santander SA Sponsored ADR	315,532	5,610,159
	Bankinter SA	33,870	499,787
	Cementos Portland Valderrivas SA	1,338	127,565
#	Cia Espanola de Petroleous SA	25,371	2,633,569
#	Cintra Concesiones de Infraestructuras de Transporte SA	28,818	457,072
	Compania de Distribucion Integral Logista SA	3,181	253,454
	Ebro Puleva SA	8,097	152,285
	Enagas SA	24,094	724,706
#	Fomento de Construcciones y Contratas SA	11,974	721,995
	Gamesa Corporacion Tecnologica SA	20,156	820,990
	Gas Natural SDG SA	43,183	2,616,598
#	Gestevision Telecinco SA	14,732	313,530
*	Grifols SA	14,273	326,451

26

	Grupo Catalana Occidente SA	9,167	$306,245
#	Grupo Ferrovial SA	11,821	773,592
	Iberdrola SA	540,171	7,801,546
	Iberia Lineas Aereas de Espana SA	65,471	235,094
	Indra Sistemas SA	17,124	475,909
	Industria de Diseno Textil SA	60,827	3,135,836
	Mapfre SA	76,680	345,746
	Obrascon Huarte Lain SA	6,034	201,936
#	Promotora de Informaciones SA	17,174	238,754
	Red Electrica de Espana SA	15,803	985,938
#	Repsol YPF SA	87,508	3,018,717
	Repsol YPF SA Sponsored ADR	26,700	921,417
#	Sacyr Vallehermoso SA	21,707	658,477
*	Sogecable SA	6,296	264,144
	Sol Melia SA	8,400	126,060
	Telefonica SA	405,073	11,721,360
	Telefonica SA Sponsored ADR	63,100	5,473,294
	Union Fenosa SA	19,200	1,265,065
#	Zardoya Otis SA	21,892	545,327

TOTAL — SPAIN			84,570,699

SWEDEN — (2.0%)
COMMON STOCKS — (2.0%)
	Alfa Laval AB	13,350	716,874
	Assa Abloy AB Series B	37,900	678,650
	Atlas Copco AB Series A	113,100	1,757,767
	Atlas Copco AB Series B	62,000	881,569
	Axfood AB	5,100	177,526
	Boliden AB	42,100	481,429
	Castellum AB	14,800	181,026
	Electrolux AB Series B	33,400	535,907
	Elekta AB Series B	5,000	91,245
	Eniro AB	23,112	174,079
	Fabege AB	15,070	164,896
	Getinge AB	22,800	579,911
	Hennes & Mauritz AB Series B	91,675	5,141,880
*	Hexagon AB Sereis A	19,900	406,815
#	Holmen AB Series B	6,000	206,211
*	Husqvarna AB Series A	8,400	91,807
#	Husqvarna AB Series B	28,000	304,628
	JM AB	8,860	188,952
# *	Lundin Petroleum AB	43,200	562,563
	Meda AB Series A	16,600	169,794
	Modern Times Group AB Series B	6,100	398,683
	NCC AB Series B	7,400	194,470
	Nordea Bank AB	316,648	4,761,260
*	Peab Industri AB	4,400	43,199
	Sandvik AB	125,800	2,121,237
	Scania AB Series A	16,000	438,043
	Scania AB Series B	50,400	1,215,919
	Securitas AB Series B	36,700	441,628
	Skandinaviska Enskilda Banken AB Series A	60,900	1,517,292
	Skanska AB Series B	45,800	882,537
	SKF AB Series A	9,200	168,484

27

	SKF AB Series B	49,900	$917,748
	SSAB Svenskt Stal AB Series A	29,500	826,006
	SSAB Svenskt Stal AB Series B	14,200	360,693
	Svenska Cellulosa AB Series B	79,600	1,306,611
	Svenska Handelsbanken AB Series A	67,400	1,877,686
*	Swedbank AB Series A	51,500	1,391,935
	Swedish Match AB (Frueher Svenska Taendsticks AB)	31,700	738,819
	Tele2 AB Series B	45,550	800,621
	Telefonaktiebolaget LM Ericsson Series B	1,508,800	3,246,062
	Telefonaktiebolaget LM Erricson Sponsored ADR	32,200	692,300
	TeliaSonera AB	555,400	4,424,717
	Trelleborg AB Series B	8,800	157,520
	Volvo AB Series A	73,300	1,083,245
	Volvo AB Series B	149,700	2,222,463
	Volvo AB Sponsored ADR	14,500	218,108
TOTAL COMMON STOCKS			45,940,815

RIGHTS/WARRANTS — (0.0%)
*	Getinge AB Rights 03/14/08	22,800	8,782

TOTAL — SWEDEN			45,949,597

SWITZERLAND — (6.2%)
COMMON STOCKS — (6.2%)
	ABB, Ltd.	190,743	4,752,230
	ABB, Ltd. Sponsored ADR	109,400	2,739,376
# *	Actelion, Ltd.	5,062	263,865
	Adecco SA	18,801	983,810
	Baloise-Holding AG	8,066	727,462
	Banque Cantonale Vaudoise	422	217,983
	Barry Callebaut AG	267	228,420
	BKW FMB Energie AG	5,560	678,764
	Ciba Specialty Chemicals AG	6,841	273,644
	Compagnie Financiere Richemont AG Series A	70,429	4,077,043
	Credit Suisse Group	134,647	6,620,063
	Credit Suisse Group Sponsored ADR	18,000	880,560
*	Efg International	5,534	185,915
	Ems-Chemie Holding AG	1,427	210,046
	Geberit AG	4,959	729,578
	Givaudan SA	798	800,115
	Holcim, Ltd.	28,269	2,882,708
	Julius Baer Holdings, Ltd. AG	28,969	2,138,691
#	Kuehne & Nagel International AG	15,160	1,468,956
	Lindt & Spruengli AG	12	426,430
*	Logitech International SA	23,870	611,073
	Lonza Group AG	6,086	801,801
	Nestle SA	59,091	28,203,447
	Nobel Biocare Holding AG	2,137	516,820
#	Novartis AG	239,486	11,828,882
	Novartis AG ADR	102,700	5,047,705
# *	Oerlikon Corp.	1,608	519,212
*	Panalpina Welttransport Holding AG	2,364	396,663
	Roche Holding AG Bearer	23,956	5,192,421
	Roche Holding AG Genusschein	104,267	20,447,646

28

	Schindler Holding AG	18,450	$1,251,097
	SGS SA	933	1,253,142
	Sika AG	278	514,277
	Sonova Holding AG	10,755	1,019,198
	Straumann Holding AG	1,836	538,970
	Sulzer AG	441	506,242
#	Swatch Group AG	4,325	1,269,495
	Swiss Life Holding	4,493	1,126,230
#	Swiss Re	48,766	3,908,764
	Swisscom AG	10,343	3,933,827
	Syngenta AG	9,259	2,662,049
	Syngenta AG ADR	23,500	1,347,020
	The Swatch Group AG	18,164	1,034,628
	UBS AG	219,630	7,166,213
	UBS AG ADR	23,661	765,197
	Vontobel Holdings AG	4,110	145,325
	Zurich Financial SVCS AG	20,231	6,324,436

TOTAL — SWITZERLAND			139,617,439

UNITED KINGDOM — (18.1%)
COMMON STOCKS — (18.1%)
	Admiral Group P.L.C.	28,290	565,785
	Aegis Group P.L.C.	93,242	205,967
#	Alliance & Leicester P.L.C.	46,652	517,398
	Amec P.L.C.	51,503	785,645
	Amlin P.L.C.	60,463	330,494
	Anglo American P.L.C.	211,678	13,435,875
	Antofagasta P.L.C.	193,550	3,084,851
	ARM Holdings P.L.C.	139,465	249,380
	Arriva P.L.C.	25,545	343,942
	Associated British Foods P.L.C.	158,357	2,653,433
	AstraZeneca P.L.C.	170,638	6,377,984
	AstraZeneca P.L.C. Sponsored ADR	39,600	1,490,148
*	Autonomy Corp. P.L.C.	22,704	422,321
	Aviva P.L.C.	375,659	4,527,965
	BAE Systems P.L.C.	504,429	4,801,642
	Balfour Beatty P.L.C.	38,213	335,304
	Barclays P.L.C.	720,934	6,756,798
	Barclays P.L.C. Sponsored ADR	62,200	2,336,854
	Barratt Developments P.L.C.	38,546	311,857
	BG Group P.L.C.	434,325	10,237,459
	BG Group P.L.C. Sponsored ADR	12,500	1,481,967
	BHP Billiton P.L.C.	264,333	8,456,028
	BHP Billiton P.L.C. ADR	41,000	2,636,300
	BP P.L.C.	2,255,040	24,319,931
	BP P.L.C. Sponsored ADR	92,200	5,981,014
#	Bradford & Bingley P.L.C.	76,093	335,059
	Brambles, Ltd.	71,029	679,931
*	British Airways P.L.C.	184,946	937,500
	British American Tobacco P.L.C.	273,139	10,241,803
	British Energy Group P.L.C.	149,393	1,664,257
	British Sky Broadcasting Group P.L.C.	272,457	3,057,133
	BT Group P.L.C.	917,068	4,127,136
	BT Group P.L.C. Sponsored ADR	30,702	1,389,880

29

	Bunzl P.L.C.	39,550	$543,538
	Burberry Group P.L.C.	69,741	579,131
	Cable and Wireless P.L.C.	334,935	1,170,217
	Cadbury Schweppes P.L.C.	216,640	2,411,453
	Cadbury Schweppes P.L.C. Sponsored ADR	20,200	905,970
*	Cairn Energy P.L.C.	18,862	1,011,974
	Capita Group PLC	83,976	1,088,103
	Carnival P.L.C.	21,630	854,419
	Carnival P.L.C. ADR	6,800	267,716
#	Carphone Warehouse Group P.L.C.	182,534	1,106,092
	Centrica P.L.C.	529,509	3,380,758
*	Charter P.L.C.	41,760	680,714
	Cobham P.L.C.	121,998	438,887
	Compass Group P.L.C.	273,560	1,763,274
	Daily Mail & General Trust P.L.C. Series A	35,202	325,449
	Diageo P.L.C.	314,077	6,418,111
	Diageo P.L.C. Sponsored ADR	8,500	697,850
	Drax Group P.L.C.	61,484	705,077
	DSG International P.L.C.	217,103	271,388
*	easyJet P.L.C.	47,520	383,148
	Emap P.L.C.	28,081	512,643
	Enterprise Inns P.L.C.	71,034	583,195
	Experian Group, Ltd.	134,549	1,131,076
	Fiberweb P.L.C.	11,225	14,854
	Firstgroup P.L.C.	59,437	678,584
	Friends Provident P.L.C.	209,193	550,919
	G4S P.L.C.	192,526	830,299
	GKN P.L.C.	93,510	487,260
	GlaxoSmithKline P.L.C.	629,019	13,730,577
	GlaxoSmithKline P.L.C. Sponsored ADR	99,793	4,381,911
	Hays P.L.C.	199,150	428,158
	HBOS P.L.C.	534,085	6,346,516
	Home Retail Group	106,022	541,566
	HSBC Holdings P.L.C.	1,242,796	18,787,746
	HSBC Holdings P.L.C. Sponsored ADR	87,600	6,591,900
	ICAP P.L.C.	64,402	801,898
	IMI P.L.C.	45,074	344,894
	Imperial Tobacco Group P.L.C.	72,542	3,358,129
	Imperial Tobacco Group P.L.C. ADR	14,200	1,312,790
	Inchcape P.L.C.	54,837	423,725
	Informa P.L.C.	51,377	350,377
	Inmarsat P.L.C.	67,402	658,295
	Intercontinental Hotels Group P.L.C.	33,398	508,319
	International Power P.L.C.	226,874	1,704,462
	Intertek Group P.L.C.	14,739	261,450
*	Invensys P.L.C.	158,812	803,337
	Investec P.L.C.	92,331	671,105
	ITV P.L.C.	488,162	645,237
	John Wood Group P.L.C.	52,188	426,450
	Johnson Matthey P.L.C.	29,167	1,121,317
	Kazakhmys P.L.C.	65,703	2,001,354
	Kesa Electricals P.L.C.	47,659	201,343
	Kingfisher P.L.C.	278,439	718,761
	Ladbrokes P.L.C.	71,647	430,231
	Legal and General Group P.L.C.	905,060	2,226,725

30

	Lloyds TSB Group P.L.C.	628,751	$5,619,938
	Lloyds TSB Group P.L.C. Sponsored ADR	50,500	1,808,910
	LogicaCMG P.L.C.	178,255	327,429
	London Stock Exchange Group P.L.C.	27,801	745,527
	Lonmin P.L.C.	23,134	1,509,338
	Man Group P.L.C.	645,408	6,611,051
	Marks & Spencer Group P.L.C.	224,848	1,782,339
	Meggitt P.L.C.	74,684	411,794
	Millennium and Copthorne Hotels P.L.C.	15,011	119,724
	Mitchells & Butlers P.L.C.	42,548	374,365
	Mondi P.L.C.	45,856	353,725
	National Express Group P.L.C.	15,806	353,608
	National Grid P.L.C.	297,760	4,317,467
	National Grid P.L.C. Sponsored ADR	18,000	1,306,800
	Next P.L.C.	27,575	699,351
	Northumbrian Water Group P.L.C.	66,232	459,030
	Old Mutual P.L.C.	1,228,065	3,033,401
	Pearson P.L.C.	84,821	1,115,435
	Pearson P.L.C. Sponsored ADR	23,800	315,112
	Pennon Group P.L.C.	45,679	578,359
	Persimmon P.L.C.	34,876	506,718
	Premier Foods P.L.C.	94,370	171,149
	Prudential P.L.C.	249,777	2,996,900
#	Prudential P.L.C. ADR	43,800	1,059,084
	Punch Taverns P.L.C.	31,023	394,888
	Reckitt Benckiser Group P.L.C.	87,463	4,717,842
	Reed Elsevier P.L.C.	104,748	1,318,346
	Reed Elsevier P.L.C. Sponsored ADR	5,886	294,653
	Rentokil Initial P.L.C.	211,528	348,420
	Resolution P.L.C.	72,077	986,909
	Reuters Group P.L.C.	136,336	1,610,127
	Reuters Group P.L.C. Sponsored ADR	1,800	127,530
	Rexam P.L.C.	95,761	833,646
	Rio Tinto P.L.C.	114,511	12,883,324
	Rio Tinto P.L.C. Sponsored ADR	7,100	3,226,595
*	Rolls-Royce Group P.L.C. (3283648)	261,343	2,240,408
	Royal & Sun Alliance Insurance Group P.L.C.	460,514	1,200,534
	Royal Bank of Scotland Group P.L.C.	1,447,600	10,944,586
	Royal Dutch Shell P.L.C. ADR	120,400	8,432,816
	Royal Dutch Shell P.L.C. Series B	303,924	10,662,201
	SABmiller P.L.C.	132,413	2,750,964
	Sage Group P.L.C.	183,476	715,266
	Sainsbury (J.) P.L.C.	198,701	1,393,082
	Schroders P.L.C.	33,726	636,771
	Schroders P.L.C. Non-Voting	9,996	167,544
	Scottish & Newcastle P.L.C.	106,060	1,658,946
	Scottish & Southern Energy P.L.C.	124,495	3,640,312
	Serco Group P.L.C.	81,625	701,642
	Severn Trent P.L.C.	34,674	973,279
	Shire P.L.C.	50,705	989,785
	Shire P.L.C. ADR	9,000	525,960
	Smith & Nephew P.L.C.	96,278	1,250,951
	Smith & Nephew P.L.C. Sponsored ADR	7,000	457,660
	Smiths Group P.L.C.	46,246	908,441
	St. Jame’s Place P.L.C.	19,946	104,485

31

Stagecoach Group P.L.C.	77,637	$385,070
Standard Chartered P.L.C.	206,346	6,798,285
Tate & Lyle P.L.C.	57,334	593,670
Taylor Wimpey P.L.C.	117,386	397,215
Tesco P.L.C.	1,241,865	9,813,671
* Thomas Cook Group P.L.C.	66,945	405,079
Tomkins P.L.C.	73,285	245,711
Tomkins P.L.C. Sponsored ADR	8,700	117,363
Travis Perkins P.L.C.	15,009	320,857
* TUI Travel PLC	149,854	799,143
Tullow Oil P.L.C.	100,008	1,239,730
Unilever P.L.C.	135,225	4,260,422
Unilever P.L.C. Sponsored ADR	59,800	1,882,504
United Business Media P.L.C.	30,736	323,810
United Utilities P.L.C.	111,796	1,530,843
United Utilities P.L.C. Sponsored ADR	6,700	184,723
Vedanta Resources P.L.C.	32,515	1,398,831
Vodafone Group P.L.C.	6,093,647	19,618,231
Vodafone Group P.L.C. Sponsered ADR	174,200	5,614,466
Whitbread P.L.C.	23,915	598,408
William Hill P.L.C.	36,703	272,982
William Morrison Supermarkets P.L.C.	345,876	2,027,535
Wolseley P.L.C.	61,030	746,826
Wolseley P.L.C. ADR	19,300	238,606
WPP Group P.L.C.	124,799	1,473,096
WPP Group P.L.C. Sponsored ADR	7,000	416,990
Xstrata P.L.C.	127,850	9,973,603
Yell Group P.L.C.	122,881	530,079

TOTAL — UNITED KINGDOM		410,531,929

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
Marathon Oil Corp.	1,495	79,474

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $12,160,000 FNMA 3.50%, 03/25/33, valued at $2,259,840) to be repurchased at $2,226,545	$2,226	2,226,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $231,831,381 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 11/01/21 to 02/01/38; FNMA 7.133%(r), 09/01/33; & GNMA, rates ranging from 6.500% to 7.000%, maturities ranging from 01/15/26 to 08/15/37, valued at $167,136,968) to be repurchased at $163,903,195	163,860	163,859,772

32

	Face Amount	Value †
	(000)
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $54,881,356 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 06/01/37 to 02/01/38, valued at $54,063,458) to be repurchased at $53,013,957	$53,000	53,000,000
TOTAL SECURITIES LENDING COLLATERAL		216,859,772

TOTAL INVESTMENTS - (100.0%)
(Cost $1,764,132,149) ##		$2,263,614,094

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$368,592,698
Level 2 – Other Significant Observable Inputs	1,895,021,396
Level 3 – Significant Unobservable Inputs	—
Total	$2,263,614,094

33

INTERNATIONAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	72,755	$577,902
#	ABC Learning Centres, Ltd.	154,431	307,861
*	Adamus Resources, Ltd.	32,000	17,106
#	Adelaide Brighton, Ltd.	149,487	487,842
*	Admiralty Resources NL	134,860	33,913
# *	AED Oil, Ltd.	17,469	30,919
	Aevum, Ltd.	37,670	81,042
	AGL Energy, Ltd.	29,548	305,324
	AJ Lucas Group, Ltd.	5,060	19,511
*	Alchemia, Ltd.	48,783	26,105
#	Alesco Corp., Ltd.	36,917	356,976
*	Alkane Resources, Ltd.	190,707	89,659
# *	Allegiance Mining NL	85,680	86,186
# *	Alliance Resources, Ltd.	27,027	23,799
	Alumina, Ltd.	17,440	102,753
	Alumina, Ltd. Sponsored ADR	25,200	590,940
*	Amadeus Energy, Ltd.	56,725	33,745
	Amalgamated Holdings, Ltd.	34,074	175,698
	Amcor, Ltd.	123,979	811,098
	Amcor, Ltd. Sponsored ADR	31,007	821,394
	AMP, Ltd.	57,898	427,442
*	Andean Resources, Ltd.	16,997	31,678
	Ansell, Ltd.	69,135	815,396
*	Antares Energy, Ltd.	51,000	4,637
# *	Anzon Australia, Ltd.	87,566	140,831
#	APA Group	85,172	251,402
	APN News & Media, Ltd.	153,709	704,584
*	Aquila Resources, Ltd.	33,505	278,483
# *	Arana Therapeutics, Ltd.	24,066	22,617
	ARB Corporation, Ltd.	12,613	50,764
*	ARC Energy, Ltd.	112,111	105,767
#	Aristocrat Leisure, Ltd.	21,443	204,209
# *	Arrow Energy NL	153,008	343,275
	Asciano Group	51,688	235,559
	ASG Group, Ltd.	39,834	47,696
	Aspen Group	350	516
	ASX, Ltd.	33,415	1,284,728
	Atlas Group Holding, Ltd.	42,493	23,648
*	Aurora Oil and Gas, Ltd.	31,345	8,616
	Ausdrill, Ltd.	70,740	136,636
#	Austal, Ltd.	54,524	123,196
# *	Austar United Communications, Ltd.	204,458	271,515
	Austereo Group, Ltd.	97,856	175,563
	Australand Property Group	155,386	285,102

	Australia & New Zealand Banking Group, Ltd.	376,573	$7,599,008
#	Australian Agricultural Co., Ltd.	75,868	217,678
	Australian Infrastructure Fund	97,377	237,140
# *	Australian Pharmaceutical Industries, Ltd.	99,885	166,449
# *	Australian Vintage, Ltd.	62,605	84,109
*	Australian Worldwide Exploration, Ltd.	210,986	688,552
	Automotive Holdings Group	65,876	190,431
#	AVJennings, Ltd.	74,872	52,143
	AWB, Ltd.	160,198	345,944
	AXA Asia Pacific Holdings, Ltd.	116,179	618,806
	Babcock & Brown Communities, Ltd.	189,994	107,330
# *	Babcock & Brown Environmental Investments, Ltd.	15,142	6,876
#	Babcock & Brown Infrastructure Group	393,294	435,030
#	Babcock & Brown, Ltd.	19,976	312,920
#	Bank of Queensland, Ltd.	65,147	839,860
#	Beach Petroleum, Ltd.	469,018	621,924
	Becton Property Group	61,467	164,397
*	Bemax Resources, Ltd.	334,857	70,522
#	Bendigo Bank, Ltd.	98,903	922,427
# *	Bendigo Mining, Ltd.	210,538	63,496
#	BHP Billiton, Ltd. Sponsored ADR	44,200	3,234,556
#	Billabong International, Ltd.	65,467	760,214
*	Biota Holdings, Ltd.	28,189	33,513
	Blackmores, Ltd.	1,329	24,434
	BlueScope Steel, Ltd.	212,397	2,124,638
#	Boom Logistics, Ltd.	53,887	41,355
	Boral, Ltd.	305,772	1,699,739
	Bradken, Ltd.	19,858	118,730
	Brambles, Ltd.	39,031	374,811
*	Breakaway Resporces. Ltd.	33,000	13,644
	Brickworks, Ltd.	58,698	536,626
	BSA, Ltd.	35,000	18,356
#	Cabcharge Australia, Ltd.	21,739	192,138
*	Calliden Group, Ltd.	22,482	8,780
	Caltex Australia, Ltd.	68,339	927,727
#	Campbell Brothers, Ltd.	16,040	414,255
# *	Capral Aluminium, Ltd.	23,549	6,074
#	Cardno, Ltd.	13,345	75,147
*	Carpentaria Exploration, Ltd.	15,738	2,052
	Cash Converters International, Ltd.	32,299	9,844
# *	CBH Resources, Ltd.	339,546	122,697
	CEC Group, Ltd.	1,147	1,110
*	Cellestis, Ltd.	15,436	35,655
# *	Centamin Egypt, Ltd.	83,695	128,929
#	Centennial Coal Co., Ltd.	143,606	587,209
*	Ceramic Fuel Cells, Ltd.	12,000	6,569
#	Challenger Financial Services Group, Ltd.	146,708	293,376
	Charter Hall Group	118,532	160,546
*	ChemGenex Pharmaceuticals, Ltd.	34,210	25,396
*	ChemGenex Pharmaceuticals, Ltd.	6,842	159
# *	Citigold Corp., Ltd.	353,379	138,715
#	City Pacific, Ltd.	43,314	97,440
	Clarius Group, Ltd.	20,270	35,489
*	Clough, Ltd.	150,276	97,670
	CMI, Ltd.	21,191	25,415

*	Coal of Africa, Ltd.	29,955	$54,027
	Coca-Cola Amatil, Ltd.	46,338	411,294
	Cochlear, Ltd.	7,094	353,675
	Codan, Ltd.	4,156	3,624
*	Coeur d’Alene Mines Corp.	13,048	62,598
#	Coffey International, Ltd.	25,050	58,656
#	Commander Communications, Ltd.	57,385	7,843
	Commonwealth Bank of Australia	146,626	5,677,927
# *	Compass Resources NL	18,720	27,380
	Computershare, Ltd.	99,759	779,176
	ConnectEast Group	360,283	448,713
	Consolidated Rutile, Ltd.	60,615	29,910
# *	Copperco, Ltd.	144,300	77,355
#	Corporate Express Australia, Ltd.	26,230	130,628
#	Count Financial, Ltd.	35,349	67,951
*	Coventry Group, Ltd.	13,156	23,187
	CP1, Ltd.	80,000	24,372
	Crane Group, Ltd.	32,482	437,119
#	Credit Corp. Group, Ltd.	5,805	3,591
*	Crescent Gold, Ltd.	260,052	81,740
*	Crown, Ltd.	51,278	554,109
	CSL, Ltd.	12,261	411,227
#	CSR, Ltd.	498,813	1,554,098
*	Customers, Ltd.	367,952	23,128
	Data#3, Ltd.	3,162	18,751
#	David Jones, Ltd.	165,759	618,060
*	Deep Yellow, Ltd.	333,938	101,114
	Devine, Ltd.	80,024	79,965
*	Dioro Exploration NL	27,574	39,985
	Dominion Mining, Ltd.	24,619	98,226
#	Downer EDI, Ltd.	153,876	878,830
*	Drillsearch Energy, Ltd.	703,382	27,213
#	DUET Group	168,675	481,339
	Dyno Nobel, Ltd.	276,047	587,120
*	Eastern Star Gas, Ltd.	230,163	76,398
*	Emporer Mines, Ltd.	65,878	4,070
#	Energy Developments, Ltd.	42,775	116,131
*	Energy World Corp., Ltd.	215,894	262,331
#	Envestra, Ltd.	196,189	142,655
	Envirozel, Ltd.	85,568	22,911
	Equigold NL	60,754	257,568
*	ERG, Ltd.	186,113	7,802
#	Euroz, Ltd.	10,178	37,617
#	Fairfax Media, Ltd.	300,299	1,073,857
	Felix Resources, Ltd.	49,166	505,209
*	First Australian Resources, Ltd.	265,458	29,336
#	FKP Property Group	110,253	369,182
#	Fleetwood Corp., Ltd.	12,378	97,899
	Flight Centre, Ltd.	12,672	316,605
	Forest Enterprises Australia, Ltd.	51,018	26,472
# *	Fortescue Metals Group, Ltd.	136,850	970,119
	Foster’s Group, Ltd.	304,760	1,501,510
#	Funtastic, Ltd.	54,775	20,210
	Futuris Corp., Ltd.	312,371	578,387
# *	Geodynamics, Ltd.	64,831	98,651

# *	Gindalbie Metals, Ltd.	78,694	$59,431
*	Giralia Resources NL	91,756	94,855
*	Golden Gate Petroleum, Ltd.	34,478	7,453
	Goodman Fielder, Ltd.	537,118	927,623
#	Graincorp, Ltd. Series A	24,089	306,259
# *	Grange Resources, Ltd.	19,699	33,563
	GRD, Ltd.	62,910	89,201
#	Great Southern, Ltd.	95,320	149,058
#	GUD Holdings, Ltd.	18,207	175,051
#	Gunns, Ltd.	134,888	406,763
#	GWA International, Ltd.	107,397	306,227
	Harvey Norman Holdings, Ltd.	96,261	402,636
	Hastie Group, Ltd.	35,968	123,637
#	Healthscope, Ltd.	86,057	410,692
# *	Herald Resources, Ltd.	79,842	197,770
*	Heron Resources, Ltd.	63,746	38,338
#	Hills Industries, Ltd.	75,008	335,515
*	Horizon Oil, Ltd.	163,553	51,543
*	Housewares International, Ltd.	39,994	66,408
#	IBA Health Group, Ltd.	153,253	78,413
	IDT Australia, Ltd.	8,350	16,153
	iiNet, Ltd.	62,832	133,278
#	Iluka Resources, Ltd.	120,413	400,172
	Imdex, Ltd.	45,927	85,184
	Incitec Pivot, Ltd.	8,372	1,137,104
#	Independence Group NL	16,915	141,661
# *	Independent Practitioner Network, Ltd.	37,538	6,924
*	Indophil Resources NL	95,364	68,693
	Industrea, Ltd.	33,120	15,676
#	Infomedia, Ltd.	80,383	34,088
*	Innamincka Petroleum, Ltd.	57,505	38,873
#	Insurance Australia Group, Ltd.	533,150	1,850,937
	Invocare, Ltd.	17,111	106,311
#	IOOF Holdings, Ltd.	26,204	124,552
#	Iress Market Technology, Ltd.	22,660	138,791
*	Jabiru Metals, Ltd.	17,929	14,115
	James Hardie Industries NL	10,437	57,286
#	JB Hi-Fi, Ltd.	18,365	179,098
#	Jubilee Mines NL	20,340	428,280
	Just Group, Ltd.	27,800	89,594
#	Kagara, Ltd.	34,182	162,547
# *	Kings Minerals NL	58,252	27,652
# *	Kingsgate Consolidated, Ltd.	42,029	150,225
*	Lakes Oil NL	2,676,661	17,269
*	Lednium, Ltd.	21,998	1,639
#	Leighton Holdings, Ltd.	7,365	308,748
	Lend Lease Corp., Ltd.	103,873	1,326,827
# *	Life Therapeutics, Ltd.	9,864	1,516
*	Lihir Gold, Ltd.	353,661	1,369,635
	Lion Nathan, Ltd.	67,898	598,182
*	Lodestar Minerals, Ltd.	14,992	1,327
# *	Lynas Corp., Ltd.	73,871	99,696
	MacArthur Coal, Ltd.	38,292	420,898
	MacMahon Holdings, Ltd.	171,344	268,069
*	Macmin Silver, Ltd.	108,321	20,170

	Macquarie Airports	50,188	$161,942
#	Macquarie Communications Infrastructure Group	78,238	335,585
#	Macquarie Group, Ltd.	37,372	1,866,372
#	Macquarie Media Group, Ltd.	78,997	277,757
# *	Marion Energy, Ltd.	106,514	80,797
	MaxiTRANS Industries, Ltd.	60,066	45,163
	McPherson’s, Ltd.	21,505	66,154
	Melbourne IT, Ltd.	19,534	56,504
	Mermaid Marine Australia, Ltd.	46,115	63,405
#	Metcash, Ltd.	360,024	1,385,727
	MFS Living and Leisure Group	62,000	20,792
*	Midwest Corp., Ltd.	19,714	86,061
#	Minara Resources, Ltd.	84,706	499,174
	Mincor Resources NL	57,880	176,177
*	Mineral Deposits, Ltd.	128,593	130,523
	Mirvac, Ltd.	126,464	448,282
	Mitchell Communications Group, Ltd.	80,047	62,527
*	Molopo Australia, Ltd.	62,480	45,678
#	Monadelphous Group, Ltd.	9,393	107,238
#	Mortgage Choice, Ltd.	22,700	33,594
*	Mosaic Oil NL	264,000	26,619
*	Mount Gibson Iron, Ltd.	210,387	663,533
# *	Murchison Metals, Ltd.	49,416	187,884
	MYOB, Ltd.	118,658	178,626
	National Australia Bank, Ltd.	224,132	5,924,197
	National Hire Group, Ltd.	17,824	37,884
	Navitas, Ltd.	39,600	70,830
#	New Hope Corp., Ltd.	348,615	836,165
	Newcrest Mining, Ltd.	15,351	533,701
*	NewSat, Ltd.	2,500,000	11,735
# *	Nexus Energy, Ltd.	137,431	216,217
*	Nido Petroleum, Ltd.	255,023	71,903
	Nufarm, Ltd.	45,607	677,708
*	Nylex, Ltd.	7,642	7,604
	Oakton, Ltd.	10,234	34,006
# *	Oceana Gold Corp.	11,340	28,468
	Oil Search, Ltd.	387,052	1,516,050
	Onesteel, Ltd.	237,849	1,543,490
	Orica, Ltd.	53,373	1,413,052
	Origin Energy, Ltd.	251,011	2,045,822
#	Over Fifty Group, Ltd.	7,426	12,648
#	Oxiana, Ltd.	232,756	835,359
	Pacific Brands, Ltd.	285,058	585,004
# *	Paladin Energy, Ltd.	205,179	1,145,794
*	Pan Australian Resources, Ltd.	460,757	444,525
*	Pan Pacific Petroleum NL	255,023	58,485
	Paperlinx, Ltd.	224,012	436,372
	Peet, Ltd.	44,082	124,098
	Perilya, Ltd.	40,507	60,096
#	Perpetual Trustees Australia, Ltd.	4,342	220,422
*	Petsec Energy, Ltd.	48,701	46,284
*	Pharmaxis, Ltd.	21,043	50,382
#	Photon Group, Ltd.	29,996	135,081
*	Planet Gas, Ltd.	20,000	2,028
*	Platinum Australia, Ltd.	10,000	26,741

	PMP, Ltd.	166,924	$251,988
#	Port Bouvard, Ltd.	51,703	58,880
*	Portman, Ltd.	50,087	569,092
	Primary Health Care, Ltd.	47,128	280,650
	Prime Media Group, Ltd.	28,742	92,378
	Programmed Maintenance Service, Ltd.	44,949	185,130
	Publishing and Broadcasting, Ltd.	51,278	208,264
	Qantas Airways, Ltd.	149,220	580,356
	QBE Insurance Group, Ltd.	98,371	2,034,680
# *	Queensland Gas Co., Ltd.	25,874	102,148
#	Ramsay Health Care, Ltd.	44,854	468,185
	RCR Tomlinson, Ltd.	56,644	63,153
#	Reckon, Ltd.	26,821	31,918
	Redflex Holdings, Ltd.	13,507	41,079
	Reece Australia, Ltd.	1,214	25,943
*	Resolute Mining, Ltd.	82,808	185,806
*	Resource Pacific Holdings, Ltd.	78,390	231,426
	Reverse Corp., Ltd.	5,700	13,144
#	Ridley Corp., Ltd.	147,692	156,189
#	Rio Tinto, Ltd.	11,376	1,417,498
*	Riversdale Mining, Ltd.	33,792	215,305
# *	Roc Oil Co., Ltd.	151,146	265,288
#	SAI Global, Ltd.	62,551	158,933
*	Salinas Energy, Ltd.	37,518	11,904
	Sally Malay Mining, Ltd.	39,050	175,554
#	Salmat, Ltd.	41,258	129,992
#	Santos, Ltd.	145,518	1,724,868
#	Seek, Ltd.	22,728	136,441
#	Select Harvests, Ltd.	12,352	83,563
	Servcorp, Ltd.	28,437	123,312
#	Service Stream, Ltd.	59,837	89,771
	Seven Network, Ltd.	70,113	730,825
#	Sigma Pharmaceuticals, Ltd.	180,816	230,492
*	Silex System, Ltd.	19,663	117,119
#	Sims Group, Ltd.	45,863	1,370,898
# *	Sino Gold Mining, Ltd.	21,006	146,901
*	Sino Strategic International, Ltd.	9,056	6,591
	Skilled Group, Ltd.	6,261	22,007
	SMS Management & Technology, Ltd.	12,613	59,236
	Sonic Healthcare, Ltd.	103,159	1,363,116
#	SP Telemedia, Ltd.	67,344	18,935
	Specialty Fashion Group, Ltd.	15,256	22,471
*	Sphere Investments, Ltd. (6162272)	41,187	77,677
*	Sphere Investments, Ltd. (B1X1CW2)	770	—
#	Spotless Group, Ltd.	95,973	357,881
# *	St. Barbara, Ltd.	188,415	162,210
#	St. George Bank, Ltd.	60,215	1,314,902
	Staging Connections Group, Ltd.	15,000	8,570
	Straits Resources, Ltd.	55,870	389,734
	Structural Systems, Ltd.	24,031	74,473
	Stuart Petroleum, Ltd.	5,000	4,793
#	STW Communications Group, Ltd.	69,689	143,471
	Suncorp-Metway, Ltd.	96,727	1,240,836
*	Sundance Resources, Ltd.	135,618	28,591
	Sunland Group, Ltd.	81,985	260,844

	Super Cheap Auto Group, Ltd.	37,900	$118,904
#	Symbion Health, Ltd.	121,676	463,318
*	Symex Holdings, Ltd.	21,158	8,882
	TABCORP Holdings, Ltd.	150,860	2,126,713
	Talent2 International, Ltd.	34,052	66,324
# *	Tamaya Resources, Ltd.	212,253	40,193
*	Tap Oil, Ltd.	67,582	114,039
	Tassal Group, Ltd.	49,360	128,372
#	Tatts Group, Ltd.	253,230	912,920
	Technology One, Ltd.	9,236	7,699
	Telstra Corp., Ltd.	16,750	50,550
	Telstra Corp., Ltd. ADR	37,100	845,027
#	Ten Network Holdings, Ltd.	140,513	324,333
	TFS Corp., Ltd.	79,331	73,802
	Thakral Holdings Group	123,583	106,712
	The Reject Shop, Ltd.	5,100	53,993
#	Timbercorp, Ltd.	79,013	90,545
*	TNG, Ltd.	8,554	2,134
	Toll Holdings, Ltd.	113,620	1,071,771
#	Tower Australia Group, Ltd.	132,002	287,938
#	Transfield Services, Ltd.	61,482	651,163
#	Transurban Group	71,317	424,504
	Troy Resources NL	24,261	65,083
	Trust Co., Ltd.	9,076	81,511
*	Unilife Medical Solutions, Ltd.	53,137	12,983
#	United Group, Ltd.	57,928	655,944
	UXC, Ltd.	76,069	112,636
# *	Ventracor, Ltd.	51,088	18,016
*	View Resources, Ltd.	143,288	17,352
	Village Roadshow, Ltd.	35,224	91,307
#	Virgin Blue Holdings, Ltd.	454,645	560,161
	Vision Group Holdings, Ltd.	24,844	60,626
#	Washington H. Soul Pattinson & Co., Ltd.	90,941	647,732
#	Watpac, Ltd.	38,268	91,815
	Wattyl, Ltd.	47,112	91,440
	Webjet, Ltd.	37,950	49,286
	Webster, Ltd.	13,000	16,639
#	Wesfarmers, Ltd. (6948836)	39,646	1,373,632
	Wesfarmers, Ltd. (B291502)	4,586	162,126
#	West Australian Newspapers Holdings, Ltd.	20,839	218,777
# *	Western Areas NL	19,985	109,373
	Westpac Banking Corp.	42,826	915,990
	Westpac Banking Corp. Sponsored ADR	33,600	3,571,680
	WHK Group, Ltd.	111,702	167,178
	Wide Bay Australia, Ltd.	5,839	58,287
*	Windimurra Vanadium, Ltd.	7,666	15,608
	Woodside Petroleum, Ltd.	14,275	746,461
	Woolworths, Ltd.	42,654	1,139,166
#	WorleyParsons, Ltd.	10,566	361,675
	Zinifex, Ltd.	131,496	1,323,016
TOTAL COMMON STOCKS			137,051,152

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	21,739	$54,071

RIGHTS/WARRANTS — (0.0%)
*	Mosaic Oil NL Options 05/31/09	12,000	246
*	Primary Health Care, Ltd. Rights 03/13/08	75,404	73,053
*	Victoria Petroleum NL Rights 01/31/10	42,768	2,191
TOTAL RIGHTS/WARRANTS			75,490

TOTAL — AUSTRALIA			137,180,713

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Agrana Beteiligungs AG	1,528	167,266
	Andritz AG	6,655	372,497
# *	Austrian Airlines AG	11,525	89,986
# *	BWIN Interactive Entertainment AG	5,610	167,953
	BWT AG	2,227	103,200
*	CA Immobilien Anlagen AG	4,844	106,332
	Constantia Packaging AG	1,847	135,650
*	Conwert Immobilien Invest AG	1,021	16,387
	Erste Bank der Oesterreichischen Sparkassen AG	57,117	3,304,885
	EVN AG	3,999	520,327
	Flughafen Wien AG	4,686	535,816
	Frauenthal Holding AG	198	5,478
*	Intercell AG	6,235	237,280
	Lenzing AG	637	349,367
	Mayr-Melnhof Karton AG	4,275	435,035
	Oberbank AG	664	146,094
	Oesterreichische Elektrizitaetswirtschafts AG	3,110	230,173
	OMV AG	42,807	3,093,000
	Palfinger AG	2,328	78,446
	Raiffeisen International Bank-Holding AG	2,613	334,823
*	RHI AG	9,180	372,491
	Rosenbauer International AG	1,136	51,454
*	S&T System Integration & Technology Distribution AG	653	36,856
	Schoeller-Bleckmann Oilfield Equipment AG	1,702	149,491
*	Sparkassen Immobilien AG	3,794	40,119
	Telekom Austria AG	13,961	315,790
	Telekom Austria AG ADR	4,200	190,897
#	Uniqa Versicherungen AG	35,814	919,474
	Vienna Insurance Group	10,828	906,516
	Voestalpine AG	24,059	1,512,270
	Wienerberger AG	29,220	1,410,319
	Wolford AG	994	41,883
*	Zumtobel AG	13,964	395,367

TOTAL — AUSTRIA			16,772,922

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
	Ackermans & Van Haaren	10,644	1,092,218
	Agfa Gevaert NV	33,313	321,377
	Banque Nationale de Belgique	135	598,830
	Barco NV	4,078	295,960
	Bekaert SA	6,188	814,972

	Colruyt SA	1,697	$414,656
	Compagnie d’Entreprises CFE	2,582	237,522
	Compagnie Immobiliere de Belgique SA	1,158	66,948
	Compagnie Maritime Belge SA	2,791	207,293
	Deceuninck NV	2,599	54,805
	Delhaize Group	4,235	320,725
	Delhaize Group Sponsored ADR	46,038	3,477,711
	Dexia SA	160,404	3,771,100
	Distrigaz	33	290,279
	Dolmen Computer Applications NV	1,982	42,515
	D’Ieteren NV SA	1,400	495,766
#	Duvel Moorgat SA	360	23,996
	Econocom Group SA	3,302	36,957
#	Elia System Operator SA NV	5,189	228,170
#	Euronav SA	12,117	469,134
	Exmar NV	4,114	104,375
	Fortis	79,858	1,764,242
*	ICOS Vision Systems NV	1,915	103,181
	Image Recognition Integrated Systems (I.R.I.S.)	843	63,190
	InBev NV	8,514	769,501
# *	Innogenetics NV	2,604	17,893
*	Ion Beam Application	2,356	50,490
	Jensen-Group NV	2,121	27,985
	KBC Groep NV	17,481	2,191,887
	Kinepolis	541	23,362
#	Melexis NV	4,772	77,497
	Mobistar SA	4,316	367,788
	Omega Pharma SA	6,823	323,834
# *	Option NV	1,936	15,778
*	Real Software NV	36,747	16,144
#	Recticel SA	7,379	102,768
	Roularta Media Group NV	1,066	75,103
	Sioen Industries NV	3,917	54,368
	Sipef NV	548	372,262
	Solvay SA	13,197	1,658,472
*	Spector Photo Group SA	12,000	19,370
*	Telenet Group Holding NV	15,071	320,080
	Tessenderlo Chemie NV	11,400	506,409
	UCB SA (5596991)	40,341	1,912,252
	UCB SA (5675588)	546	26,276
	Umicore	16,405	833,445
	Van De Velde NV	1,294	63,116
	VPK Packaging Group SA	1,132	57,763

TOTAL — BELGIUM			25,179,765

CANADA — (7.4%)
COMMON STOCKS — (7.4%)
*	20-20 Technologies, Inc.	600	4,176
*	Aastra Technologies, Ltd.	6,700	211,024
# *	Abitibibowater, Inc.	4,682	46,856
*	Absolute Software Corp.	12,400	158,110
# *	Adaltis, Inc.	5,500	3,353
# *	Adanac Molybdenum Corp.	20,300	17,944
	Addax Petroleum Corp.	5,400	247,382

	Aecon Group, Inc.	8,800	$155,391
*	AEterna Zentaris, Inc.	6,800	8,912
#	AGF Management, Ltd. Class B	42,784	1,021,513
*	Agnico Eagle Mines, Ltd.	11,700	807,024
	Agrium, Inc.	18,400	1,356,655
# *	Ainsworth Lumber Co., Ltd.	1,900	7,606
*	Akela Pharma, Inc.	529	564
	Akita Drilling, Ltd.	5,400	61,996
*	Alamos Gold, Inc.	32,600	246,425
*	Alberta Clipper Energy, Inc.	18,800	41,640
*	Alexco Resource Corp.	9,700	46,320
	Alimentation Couche-Taro, Inc. Class B	55,700	943,377
*	Allen-Vanguard Corp.	15,000	64,313
*	Altius Minerals Corp.	7,300	145,889
	Amerigo Resources, Ltd.	45,100	107,223
	Amica Mature Lifestyles, Inc.	1,600	11,769
*	Anderson Energy, Ltd.	25,700	100,267
	Andrew Peller, Ltd.	900	8,870
# *	Angiotech Pharmaceuticals, Inc.	36,800	107,680
*	Antrim Energy, Inc.	30,800	121,103
*	Anvil Mining, Ltd.	28,200	386,219
*	Aquiline Resources, Inc.	6,100	66,067
# *	Arawak Energy Corp.	36,500	87,518
	Astral Media, Inc. Class A	24,994	954,051
#	Atco, Ltd. Class 1	9,600	459,005
*	Atlantis Systems Corp.	2,500	406
*	Atna Resource, Ltd.	5,200	7,766
*	Atrium Innovations, Inc.	5,814	107,685
*	ATS Automation Tooling System, Inc.	28,540	188,768
# *	Augusta Resource Corp.	25,200	99,341
*	Aurelian Resources, Inc.	23,000	214,519
*	Aurizon Mines, Ltd.	17,600	81,004
# *	Aurora Energy Resources, Inc.	7,000	68,631
# *	AXIA NetMedia Corp.	11,500	34,351
*	Azure Dynamics Corp.	51,000	19,690
*	Baffinland Iron Mines Corp.	4,300	17,257
# *	Baja Mining Corp.	4,800	8,486
# *	Ballard Power Systems, Inc.	39,400	178,536
#	Bank of Montreal	76,173	3,854,892
#	Bank of Nova Scotia	95,301	4,623,442
# *	Bankers Petroleum, Ltd.	107,800	122,668
	Barrick Gold Corp.	116,117	6,027,348
#	BCE, Inc.	20,716	752,238
	Bell Aliant Regional Communications Income Fund	1,300	39,109
*	Berens Energy, Ltd.	26,800	22,600
*	BioMS Medical Corp.	21,900	79,434
*	BioteQ Environmental Technologies, Inc.	4,900	19,316
#	Biovail Corp.	52,400	741,080
*	Birch Mountain Resources, Ltd.	1,200	805
# *	Birchcliff Energy, Ltd.	29,300	269,706
	BMTC Group, Inc.	3,200	64,406
*	Bombardier, Inc. Class B	138,400	787,442
# *	Boralex, Inc. Class A	11,900	188,006
*	Bow Valley Energy, Ltd.	23,500	131,796
	BPO Properties, Ltd.	600	35,052

*	Breaker Energy, Ltd.	10,700	$77,729
*	Breakwater Resources, Ltd.	141,200	203,712
#	Brookfield Asset Management, Inc. Series A	9,374	277,529
	Brookfield Infrastructure Partners LP	375	7,050
#	Brookfield Properties Corp.	7,500	140,361
	Buhler Industries, Inc.	383	2,335
	CAE, Inc.	54,463	686,148
#	Calfrac Well Services, Ltd.	11,200	191,057
	Calian Technologies, Ltd.	800	9,794
*	Calvalley Petroleum, Inc.	21,600	109,509
	Cameco Corp.	21,400	838,389
	Canaccord Capital, Inc.	18,800	212,974
	Canada Bread Co., Ltd.	6,300	446,457
# *	Canadian Hydro Developers, Inc.	57,800	331,209
#	Canadian Imperial Bank of Commerce	32,900	2,231,885
	Canadian National Railway Co.	48,800	2,579,198
	Canadian National Resources, Ltd.	57,500	4,302,642
	Canadian Pacific Railway, Ltd.	37,515	2,737,823
# *	Canadian Royalties, Inc.	27,800	66,940
*	Canadian Superior Energy, Inc.	51,900	169,792
#	Canadian Tire Corp. Class A	20,010	1,245,021
#	Canadian Utilities, Ltd. Class A	10,000	457,607
	Canadian Western Bank	18,400	518,958
*	Canadian Zinc Corp.	74,236	49,026
	Canam Group, Inc. Class A	19,000	202,692
*	Candax Energy	49,500	31,181
*	Candente Resource Corp.	9,800	19,018
*	Canfor Corp.	46,100	375,170
*	Cangene Corp.	14,500	88,245
*	CanWest Global Communications Corp.	36,200	206,332
*	Capstone Mining Corp.	36,600	130,522
# *	Cardero Resource Corp.	18,400	22,807
*	Cardiome Pharma Corp.	6,700	50,578
*	Carpathian Gold, Inc.	17,400	8,839
#	Cascades, Inc.	34,100	286,866
# *	Caspian Energy, Inc.	18,000	5,852
*	Catalyst Paper Corp.	46,900	79,100
	CCL Industries, Inc. Class B	12,800	449,967
*	CE Franklin, Ltd.	900	6,684
*	Celestica, Inc.	102,600	672,360
*	Celtic Exploration, Ltd.	8,900	138,711
*	Ceramic Protection Corp.	500	2,159
*	Certicom Corp.	2,000	3,007
*	CGI Group, Inc.	134,100	1,485,080
*	Chariot Resouces, Ltd.	63,000	64,008
#	CHC Helicopter Corp. Class A	9,100	285,690
*	Cinch Energy Corp.	5,000	5,436
	Cinram International, Inc. Income Fund	5,000	29,464
	Clairvest Group, Inc.	1,000	14,732
#	Clarke, Inc.	8,500	51,816
*	Claude Resources, Inc.	25,100	33,152
*	Coalcorp Mining, Inc.	26,257	69,894
*	COM DEV International, Ltd.	18,600	65,575
*	Comaplex Minerals Corp.	2,300	13,904
*	Compton Petroleum Corp.	45,400	542,909

	Congeco Cable, Inc.	8,500	$315,646
# *	Connacher Oil & Gas, Ltd.	103,600	368,402
*	Constellation Copper Corp.	11,500	993
*	CoolBrands International, Inc.	500	401
	Corby Distilleries, Ltd.	1,800	43,251
*	Cordero Energy, Inc.	10,900	47,620
*	Corridor Resources, Inc.	15,300	97,932
	Corus Entertainment, Inc. Class B	36,600	743,713
*	Cott Corp.	14,000	31,008
*	Crew Energy, Inc.	11,114	140,471
*	Crew Gold Corp.	6,000	11,460
*	CryoCath Technologies, Inc.	2,400	11,339
# *	Crystallex International Corp.	43,500	91,928
*	Cyries Energy, Inc.	10,900	99,559
*	Dalsa Corp.	6,800	90,160
*	Delphi Energy Corp.	33,300	71,049
# *	Denison Mines Corp.	60,220	551,876
*	Discovery Air, Inc. Class A	20,800	24,303
# *	Divestco, Inc.	7,300	15,501
*	Domtar Corp.	102,200	644,818
	Dorel Industries, Inc. Class B	13,700	402,683
*	Draxis Health, Inc.	19,600	78,261
*	Dundee Corp. Class A	24,900	391,620
*	Dundee Precious Metals, Inc.	19,400	118,066
	DundeeWealth, Inc.	28,400	373,377
*	Duvernay Oil Corp.	18,900	683,415
*	Dynacor Gold Mines, Inc.	117	58
*	Eastern Platinum, Ltd.	305,200	1,100,798
	easyhome, Ltd.	100	1,981
*	Eldorado Gold Corp.	68,500	476,734
#	Emera, Inc.	8,200	170,540
	Empire Co., Ltd. Class A	12,800	493,403
#	Enbridge, Inc.	70,432	2,900,288
	EnCana Corp.	80,000	6,102,515
*	Endeavour Silver Corp.	11,300	48,105
*	Endev Energy, Inc.	46,200	39,429
	Enghouse Systems, Ltd.	6,100	41,834
	Ensign Energy Services, Inc.	58,900	1,096,315
*	Entree Gold, Inc.	3,700	9,398
*	Equinox Minerals, Ltd.	98,500	563,429
	Equitable Group, Inc.	4,755	115,850
*	Erdene Gold, Inc.	9,100	9,708
*	Etruscan Resources, Inc.	15,100	35,899
*	Euro Goldfields, Ltd.	83,500	503,078
	Evertz Technologies, Ltd.	11,200	249,433
	Exco Technologies, Ltd.	7,600	27,026
*	Exfo Electro-Optical Engineering, Inc.	11,300	50,171
	Extendicare REIT	5,400	62,819
*	Fairborne Energy, Ltd.	19,776	129,998
	Fairfax Financial Holdings, Inc.	7,100	2,151,821
*	Far West Mining, Ltd.	10,800	37,308
# *	Farallon Resources, Ltd.	99,000	78,456
#	Finning International, Inc.	32,100	911,226
# *	First Calgary Petroleums, Ltd. Class A	118,500	385,268
# *	First Nickel, Inc.	44,600	28,094

	First Quantum Minerals, Ltd.	4,100	$378,487
*	Firstservice Corp.	5,200	116,759
*	Fishery Products International, Ltd.	3,000	45,720
*	Flint Energy Services, Ltd.	12,500	251,460
*	FNX Mining Co., Inc.	26,666	876,178
*	Forbes Medi-Tech, Inc.	29,100	4,878
*	Formation Capital Corp.	53,900	32,857
*	Forsys Metals Corp.	7,700	26,051
#	Fortis, Inc.	27,000	773,584
*	Fortune Minerals, Ltd.	9,500	15,733
	Forzani Group, Ltd. Class A	17,700	289,170
*	Fraser Papers, Inc.	6,400	18,532
*	Fronteer Development Group, Inc.	38,000	342,454
*	Frontera Copper Corp.	9,400	45,364
*	Galleon Energy, Inc. Class A	26,800	458,534
*	Garda World Security Corp. Class A	2,500	38,710
*	Gemcom Software International, Inc.	8,500	21,590
*	Genesis Land Development Corp.	8,400	44,720
	Gennum Corp.	9,000	95,464
*	Gentry Resources, Ltd.	13,700	36,608
	George Weston, Ltd.	14,300	669,779
#	Gerdau Ameristeel Corp.	47,500	710,389
*	Gildan Activewear, Inc.	15,600	587,229
*	Glacier Ventures International Corp.	10,900	46,180
# *	Glencairn Gold Corp.	4,642	9,904
	Glentel, Inc.	3,300	36,881
*	Globestar Mining Corp.	35,100	66,331
	Gluskin Shef & Associates, Inc.	1,000	21,438
*	GLV, Inc.	4,500	61,128
*	Gold Eagle Mines, Ltd.	36,100	284,986
	Goldcorp, Inc.	113,189	4,894,411
*	Golden Star Resources, Ltd.	116,200	479,321
# *	Grande Cache Coal Corp.	63,000	204,826
*	Great Basin Gold, Ltd.	65,200	215,953
*	Great Canadian Gaming Corp.	23,300	316,033
#	Great West Lifeco, Inc.	13,100	410,602
*	Grey Wolf Exploration, Inc.	11,600	24,161
*	Greystar Resources, Ltd.	6,700	41,184
*	Guyana Goldfields, Inc.	4,300	31,499
*	Hanfeng Evergreen, Inc.	11,400	139,800
#	Harry Winston Diamond Corp.	10,200	266,957
*	Hemisphere GPS, Inc.	17,000	60,970
# *	Heritage Oil Corp.	3,000	144,780
*	Heroux-Devtek, Inc.	11,000	93,320
*	High River Gold Mines, Ltd.	118,600	403,668
*	Highpine Oil & Gas, Ltd.	27,700	333,779
	Home Capital Group, Inc.	5,500	225,197
*	HudBay Minerals, Inc.	58,300	1,113,579
#	Husky Energy, Inc.	12,000	508,285
# *	Hydrogenics Corp.	17,500	9,779
	IAMGOLD Corp.	153,282	1,239,649
#	IGM Financial, Inc.	10,900	473,985
# *	Imaging Dynamics Co., Ltd.	28,700	12,538
*	Imax Corp.	2,900	18,297
*	Imperial Metals Corp.	6,500	70,729

#	Imperial Oil, Ltd.	9,403	$529,262
*	Indigo Books & Music, Inc.	3,600	45,171
#	Industrial Alliance Insurance & Financial Services, Inc.	39,400	1,409,073
#	ING Canada, Inc.	15,000	609,601
	Inmet Mining Corp.	14,894	1,293,663
*	Intermap Technologies, Ltd.	8,900	53,802
*	International Forest Products, Ltd. Series A	16,600	84,328
	International Royalty Corp.	29,500	186,426
*	Intertape Polymer Group, Inc.	12,300	32,367
# *	Intrinsyc Software International, Inc.	66,000	64,374
# *	Iteration Energy, Ltd.	35,900	222,859
*	Ivanhoe Energy, Inc.	63,400	104,996
*	Ivanhoe Mines, Ltd.	15,700	203,697
# *	Ivernia, Inc.	57,500	99,898
	Jean Coutu Group PJC, Inc. Class A	65,700	693,546
*	Jinshan Gold Mines, Inc.	9,500	24,902
*	Kaboose, Inc.	31,100	70,779
*	Kereco Energy, Ltd.	2,704	12,830
	Killam Proper, Inc.	1,325	10,218
	Kingsway Financial Services, Inc.	26,400	351,642
*	Kinross Gold Corp.	127,638	3,164,203
*	Kirkland Lake Gold, Inc.	11,500	124,669
# *	Labopharm, Inc.	20,600	49,813
*	Lake Shore Gold Corp.	36,100	69,688
*	Laramide Resources, Ltd.	2,400	11,997
	Laurentian Bank of Canada	11,440	466,201
	Le Chateau, Inc.	5,600	72,543
	Leon’s Furniture, Ltd.	16,300	197,736
	Linamar Corp.	26,700	379,782
*	Lions Gate Entertainment Corp.	2,900	27,115
	Loblaw Companies, Ltd.	30,100	881,669
*	Lundin Mining Corp.	162,959	1,387,449
*	MacDonald Dettweiler & Associates, Ltd.	7,600	378,436
*	Magellan Aerospace Corp.	48,400	62,452
	Magna International, Inc. Class A	31,087	2,275,028
*	Mahalo Energy, Ltd.	17,200	48,931
*	Major Drilling Group International, Inc.	4,500	260,742
*	Malaga, Inc.	1,000	330
#	Manitoba Telecom Services, Inc.	10,800	453,836
#	Manulife Financial Corp.	179,273	6,939,600
	Maple Leaf Foods, Inc.	30,100	395,115
*	March Networks Corp.	5,000	28,397
	Marsulex, Inc.	1,200	14,691
*	Martinrea International, Inc.	28,500	253,365
*	Matrikon, Inc.	3,000	11,552
*	MAXIM Power Corp.	8,700	40,660
*	MDC Partners, Inc. Class A	9,200	74,497
*	MDN, Inc.	24,200	25,817
*	MDS, Inc.	57,026	955,406
*	Mediagrif Interactive Technologies, Inc.	1,100	7,320
*	Medicure, Inc.	9,500	965
*	MEGA Brands, Inc.	11,200	58,034
*	Mega Uranium, Ltd.	31,100	102,376
	Melcor Developments, Ltd.	4,200	76,895
	Methanex Corp.	50,300	1,452,912

	Metro, Inc. Class A	44,700	$966,437
*	MGM Energy Corp.	248	358
#	Mi Developments, Inc.	10,100	234,991
# *	Migao Corp.	5,700	48,357
*	Minco Silver Corp.	6,700	28,046
*	Miranda Technologies, Inc.	2,800	27,026
	Morguard Corp.	2,000	68,031
	Mosaid Technologies, Inc.	3,600	60,424
#	National Bank of Canada	36,400	1,796,239
*	Neo Material Technologies, Inc.	5,100	21,659
# *	Neurochem, Inc.	4,300	6,772
	Nexen, Inc.	93,908	2,931,971
	Niko Resources, Ltd.	8,700	817,628
	Norbord, Inc.	37,000	216,530
*	Nortel Networks Corp.	38,110	327,570
# *	North American Palladium, Ltd.	8,700	73,719
	Northbridge Financial Corp.	11,900	429,694
*	Northgate Minerals Corp.	124,600	392,441
*	Northstar Aerospace, Inc.	4,400	13,299
#	Nova Chemicals Corp.	26,900	819,640
*	Nuvista Energy, Ltd.	22,700	379,621
*	Oilexco, Inc.	24,700	377,182
*	Olympus Pacific Minerals, Inc.	13,600	5,803
*	Oncolytics Biotech, Inc.	5,700	11,003
	Onex Corp.	40,600	1,414,864
# *	Open Text Corp.	19,900	642,946
*	OPTI Canada, Inc.	79,021	1,388,939
*	Orvana Minerals, Corp.	35,300	27,616
*	Pacific Rubiales Energy Corp.	139,650	192,963
*	Paladin Labs, Inc.	4,600	50,709
*	Pan Amer Silver Corp.	12,400	495,622
*	Paramount Resources, Ltd. Class A	18,300	319,797
*	Parkbridge Lifestyles Communities, Inc.	1,500	7,658
	Pason Systems, Inc.	9,219	131,131
*	Patheon, Inc.	31,100	105,536
# *	Pearl Exploration & Production, Ltd.	5,658	11,784
*	Pelangio Mines, Inc.	16,200	76,042
#	Penn West Energy Trust	2,800	79,057
*	Peregrine Diamonds, Ltd.	3,700	1,616
# *	Petaquilla Minerals, Ltd.	18,400	52,718
# *	Petrobank Energy & Resources, Ltd.	12,649	741,655
#	Petro-Canada	74,400	3,573,921
*	Petrolifera Petroleum, Ltd.	4,700	59,690
*	Platinum Group Metals, Ltd.	1,800	6,254
*	Points International, Ltd.	64,200	200,900
*	Polaris Miner Corp.	6,700	65,281
*	PolyMet Mining Corp.	16,300	57,632
	Potash Corp. of Saskatchewan, Inc.	9,600	1,528,295
#	Power Corp. of Canada, Ltd.	79,200	2,764,859
#	Power Financial Corp.	24,300	886,577
	Precision Drilling Trust	1,500	33,528
*	ProEx Energy, Ltd.	16,500	256,322
*	ProMetic Life Sciences, Inc.	41,000	21,245
*	ProspEx Resouces, Ltd.	7,132	28,260
	Pulse Data, Inc.	27,900	73,701

*	Q9 Networks, Inc.	6,800	$82,146
*	Qgx, Ltd.	21,000	82,570
*	QLT, Inc.	16,600	50,766
# *	Quadra Mining, Ltd.	24,200	496,908
# *	Quebecor World, Inc.	28,500	7,239
	Quebecor, Inc. Class B	20,800	624,898
# *	Queenston Mining, Inc.	6,500	24,831
	Quest Capital Corp.	57,000	131,461
#	Reitmans Canada, Ltd.	21,500	359,116
#	Rentcash, Inc.	6,200	32,126
*	Research In Motion, Ltd.	15,900	1,652,598
*	Resin Systems, Inc.	18,300	19,522
# *	Resverlogix Corp.	4,300	61,163
	Richelieu Hardware, Ltd.	4,600	96,510
*	Richmont Mines, Inc.	14,300	54,628
*	Rider Resources, Ltd.	11,900	70,366
	Ritchie Brothers Auctioneers, Inc.	4,200	303,569
*	Rock Energy, Inc.	6,700	21,443
	Rogers Communications, Inc. Class B	13,700	540,762
*	RONA, Inc.	56,300	795,665
#	Rothmans, Inc.	13,300	346,874
#	Royal Bank of Canada	135,257	6,788,617
*	Royal Laser Corp.	12,500	7,493
# *	Rubicon Minerals Corp.	38,000	51,349
#	Russel Metals, Inc.	31,400	813,513
	Samuel Manu-Tech, Inc.	4,700	47,800
#	Saputo, Inc.	22,200	608,766
*	Saskatchewan Wheat Pool, Inc.	124,700	1,629,304
	Savanna Energy Services Corp.	26,700	479,067
*	Saxon Energy Services, Inc.	25,100	138,219
*	Scandinavian Minerals, Ltd.	1,300	8,070
	Sceptre Invesment Counsel, Ltd.	900	8,970
# *	Scorpio Minining Corp.	30,867	47,355
*	SEMAFO, Inc.	42,000	63,581
#	Shaw Communications, Inc. Class B	17,900	347,907
	ShawCor, Ltd.	15,300	485,310
	Sherritt International Corp.	113,900	1,919,838
	Shoppers Drug Mart Corp.	16,100	824,752
*	Shore Gold, Inc.	89,181	402,300
# *	Sierra Wireless, Inc.	12,600	182,679
*	Silver Standard Resources, Inc.	11,000	409,378
*	Silver Wheaton Corp.	25,400	438,968
	Silvercorp Metals, Inc.	28,300	284,653
*	Sino-Forest Corp.	33,900	652,685
*	Skye Resources, Inc.	7,500	60,960
	SNC-Lavalin Group, Inc.	4,000	175,037
	Softchoice Corp.	3,300	56,998
*	Stantec, Inc.	15,100	496,609
*	Starfield Resources, Inc.	43,300	40,034
	Stella-Jones, Inc.	1,600	59,985
*	Storm Exploration, Inc.	9,300	110,551
*	Stornoway Diamond Corp.	64,920	39,575
*	Stratagold, Corp.	24,000	3,780
#	Sun Life Financial, Inc.	83,100	3,980,019
	Suncor Energy, Inc.	13,246	1,370,155

*	SunOpta, Inc.	25,200	$153,363
	Sun-Rype Products, Ltd.	100	1,150
*	Suramina Resources, Inc.	8,300	9,951
*	SXC Health Solutions Corp.	6,600	92,135
*	Synenco Energy, Inc.	20,700	148,270
*	Tahera Diamond Corp.	15,580	1,345
#	Talisman Energy, Inc.	201,300	3,413,459
*	Tanzanian Royalty Exploration Corp.	13,400	80,734
*	Taseko Mines, Ltd.	19,000	100,767
*	Teal Exploration & Mining, Inc.	3,000	13,716
*	Technicoil Corp.	33,900	24,454
	Teck Cominco Class B	108,647	4,330,426
	Telus Corp.	16,261	742,959
# *	Tembec, Inc.	26,800	12,253
*	Tesco Corp.	9,200	226,764
*	Thallion Pharmaceuticals, Inc.	1,500	1,006
*	The Churchill Corp.	900	15,188
*	The Descartes Systems Group, Ltd.	12,100	43,765
#	The Thomson Corp.	33,000	1,097,374
*	Theratechnologies, Inc.	9,800	81,546
*	Thompson Creek Metals Company, Inc.	20,700	421,466
	Tim Hortons, Inc.	11,100	390,431
# *	Timminco, Ltd.	16,000	347,391
# *	TLC Vision Corp.	21,900	51,621
#	Toromont Industries, Ltd.	24,400	733,797
#	Toronto Dominion Bank	83,400	5,591,634
#	Torstar Corp. Class B	28,400	487,640
#	Transalta Corp.	35,138	1,249,153
	Transat A.T., Inc. Class A	500	14,224
	Transat A.T., Inc. Class B	2,900	81,350
#	TransCanada Corp.	78,960	3,172,038
	Transcontinental, Inc. Class A	32,416	533,213
*	Transglobe Energy Corp.	13,300	72,969
*	Transition Therapeutics, Inc.	4,011	40,589
	Trican Well Service, Ltd.	36,900	642,962
*	TriStar Oil and Gas, Ltd.	13,281	202,268
*	TSO3, Inc.	9,800	22,104
#	TSX Group, Inc.	8,500	380,935
*	Tundra Semiconductor Corp.	5,800	25,634
*	Turnkey E&P, Inc.	300	1,155
*	TUSK Energy Corp.	36,300	65,279
	TVA Group, Inc. Class B	3,000	46,421
*	UEX Corp.	23,700	130,269
	Uni-Select, Inc.	8,600	220,188
*	Uranium One, Inc.	204,600	1,074,709
# *	Uranium Participation Corp.	17,000	199,492
*	Ur-Energy, Inc.	37,000	90,973
*	UTS Energy Corp.	70,100	418,784
*	Vasogen, Inc.	3,800	6,756
*	Vector Aerospace Corp.	7,900	34,674
*	Verenex Energy, Inc.	8,700	87,243
*	Vero Energy, Inc.	11,800	95,191
*	Virginia Mines, Inc.	550	3,940
*	Vitran Corp., Inc.	2,400	29,749
*	Webtech Wireless, Inc.	15,500	56,693

	Wescast Industries, Inc.	1,500	$12,177
*	Wesdome Gold Mines, Ltd.	18,300	29,749
*	West 49, Inc.	4,500	3,155
*	West Energy, Ltd.	18,400	63,561
	West Fraser Timber Co., Ltd.	16,600	535,484
*	West Timmins Mining, Inc.	10,700	9,132
*	Westaim Corp.	9,100	2,450
*	Western Canadian Coal Corp.	37,200	101,669
*	Western Copper Corp.	1,000	1,158
	Western Financial Group, Inc.	23,265	101,168
*	Westernzagros Resources, Ltd.	5,300	15,885
*	Westjet Airlines, Ltd.	18,000	364,298
*	Westport Innovations, Inc.	10,600	34,463
*	Wi-LAN, Inc.	34,200	86,521
	Winpak, Ltd.	13,300	88,509
*	Wireless Matrix Corp.	6,300	5,121
*	Xantrex Technology, Inc.	10,600	84,972
	Xceed Mortgage Corp.	7,500	14,783
*	Xtreme Coil Drilling Corp.	6,600	49,957
	Yamana Gold, Inc.	92,916	1,674,706
*	YM Biosciences, Ltd.	15,400	17,368
*	Yukon-Nevada Gold Corp.	53,980	85,008
# *	Zarlink Semiconductor, Inc.	40,900	35,737
*	ZCL Composite, Inc.	7,700	71,191

TOTAL — CANADA			203,733,586

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	175	1,798,272
# *	Aarhus Lokalbank A.S.	809	27,925
*	Aktieselskabet Ringkjoebing Bank A.S.	640	62,975
#	Aktieselskabet Roskilde Bank A.S.	4,500	237,971
#	Aktieselskabet Skjern Bank A.S.	210	19,458
*	Alm. Brand A.S.	3,850	216,152
	Amagerbanken A.S.	3,825	148,280
	Ambu A.S.	1,570	25,915
#	Auriga Industries A.S. Series B	2,400	53,432
#	Bang & Olufsen Holding A.S. Series B	3,501	236,158
# *	Bavarian Nordic A.S.	1,830	104,072
	Biomar Holding A.S.	700	25,793
#	BoConcept Holding A.S.	450	30,355
	Bonusbanken A.S.	5,000	26,815
*	Brodrene Hartmann A.S. Series B	1,150	29,982
*	Brondbyernes I.F. Fodbold A.S. Series B	3,120	38,358
*	Capinordic A.S.	24,798	77,659
	Carlsberg A.S. Series B	6,525	810,974
	Coloplast A.S.	3,250	272,897
	D/S Norden A.S.	8,600	937,342
	Dalhoff, Larson & Horneman A.S. Series B	4,600	72,383
#	Dampskibsselsk Torm A.S.	1,800	54,321
#	Dampskibsselskabet Torm A.S. ADR	10,956	331,090
	Danisco A.S.	24,450	1,720,966
#	Danske Bank A.S.	68,451	2,614,704
*	Dantherm Holding A.S.	1,600	39,287

	De Sammenslut Vogmaend	42,617	$833,085
	DFDS A.S.	1,250	178,984
	DiBa Bank A.S.	970	59,187
#	Djursland Bank A.S.	520	79,488
	East Asiatic Co., Ltd. A.S.	6,275	489,716
*	EDB Gruppen A.S.	400	10,964
#	Fionia Bank A.S.	770	204,972
	FLSmidth & Co. A.S.	6,300	588,211
	Fluegger A.S. Series B	350	36,311
#	Forstaedernes Bank A.S.	8,600	219,919
*	Genmab A.S.	8,417	493,768
# *	GN Great Nordic A.S.	88,061	429,726
*	Gronlandsbanken	290	42,971
	H&H International A.S. Series B	220	56,186
	H. Lundbeck A.S.	9,793	233,853
	Harboes Bryggeri A.S.	650	16,421
	Hedegaard (Peder P.) A.S.	230	20,872
#	IC Companys A.S.	2,350	94,844
*	Jyske Bank A.S.	26,725	1,843,345
*	Lastas A.S. Series B	1,600	51,812
*	Maconomy Corp. A.S.	10,500	42,548
	Mols-Linien A.S.	400	73,358
# *	NeuroSearch A.S.	3,604	224,099
	NKT Holding A.S.	8,995	669,212
	Nordjyske Bank A.S.	3,195	96,184
	Norresundby Bank A.S.	88	65,215
#	Novo-Nordisk A.S. Series B	2,000	136,817
	Novo-Nordisk A.S. Sponsored ADR	18,400	1,258,008
#	Novozymes A.S. Series B	2,984	260,512
	Ostjydsk Bank A.S.	222	39,887
# *	Parken Sport & Entertainment A.S.	400	96,083
#	Per Aarsleff A.S. Series B	633	97,706
*	Pharmexa A.S.	10,000	8,111
#	Ringkjoebing Landbobank Aktieselskab	1,750	241,302
#	Rockwool International A.S.	1,770	308,695
	Royal Unibrew A.S.	1,485	169,096
*	RTX Telecom A.S.	1,400	10,762
	Sanistal A.S. Series B	400	41,119
	Satair A.S.	1,000	54,617
	Schouw & Co.	3,100	258,083
	SimCorp A.S.	900	185,072
	Sjaelso Gruppen A.S.	6,600	164,983
	Sondagsavisen A.S.	3,000	16,741
#	Spar Nord Bank A.S.	18,546	394,924
	Sparbank	1,926	112,989
#	Sparekassen Faaborg A.S.	240	89,035
#	Sydbank A.S.	28,363	1,027,525
	Thrane & Thrane A.S.	1,350	81,823
	Tivoli A.S.	90	69,032
*	TK Development A.S.	9,000	117,615
*	Topdanmark A.S.	5,175	786,150
*	TopoTarget A.S.	5,400	13,022
# *	Trygvesta A.S.	12,250	942,918
*	Vestas Wind Systems A.S.	14,600	1,480,118
	Vestjysk Bank A.S.	3,580	146,284
# *	William Demant Holding A.S.	1,935	138,513

TOTAL — DENMARK			25,916,329

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
	Alandsbanken AB Series B	1,000	$41,735
*	Aldata Solutions Oyj	22,500	38,891
#	Alma Media	12,730	192,882
#	Amer Sports Oyj Series A	31,804	664,296
	Aspo Oyj	5,400	53,597
	BasWare Oyj	3,100	37,098
# *	Biotie Therapies Corp.	16,215	19,671
# *	Cargotec Oyj Series B	14,986	740,121
#	Componenta Oyj	4,400	57,053
	Comptel P.L.C.	18,978	41,336
	Cramo Oyj	9,053	211,225
	Efore Oyj	7,109	10,705
#	Elcoteq SE	8,173	49,143
	Elektrobit Corp.	49,002	120,861
	Elisa Oyj	48,953	1,492,061
#	Finnair Oyj	29,586	362,703
	Finnlines Oyj	9,006	185,527
	Fiskars Oyj Abp Series A	15,586	306,143
	Fortum Oyj	94,945	3,964,185
#	F-Secure Oyj	10,500	39,645
	Glaston Oyj Abp	9,400	45,157
	HKScan Oyj Series A	7,400	93,401
	Huhtamaki Oyj	42,162	440,537
	Ilkka-Yhtyma Oyj	1,200	20,887
	KCI Konecranes Oyj	11,719	425,489
	Kemira Oyj	26,484	394,596
	Kesko Oyj	33,949	1,546,760
#	Kone Oyj Series B	18,348	641,989
	Laennen Tehtaat Oyj	1,800	39,535
#	Lassila & Tikanoja Oyj	5,261	148,121
	Lemminkainen Oyj	2,700	145,983
	Metso Corp. Sponsored ADR	10,446	549,005
	Metso Oyj	17,740	922,972
#	M-Real Oyj Series B	52,500	177,256
	Neste Oil Oyj	52,295	1,829,748
	Nokia Oyj	17,100	614,358
	Nokia Oyj Sponsored ADR	98,600	3,550,586
	Nokian Renkaat Oyj	15,380	632,316
*	Okmetic Oyj	6,300	23,548
	OKO Bank P.L.C. Class A	49,327	861,266
#	Olvi Oyj Series A	3,350	121,765
	Oriola-KD Oyj Class A	1,000	4,296
	Oriola-KD Oyj Class B	2,200	9,379
	Orion Oyj Series A	8,172	176,865
	Orion Oyj Series B	16,839	359,751
	Outokumpu Oyj Series A	61,035	2,314,983
	PKC Group Oyj	5,278	57,152
	Ponsse Oyj	1,600	35,143
	Poyry Oyj	10,794	265,027

#	Raisio P.L.C.	53,287	$118,516
	Ramirent Oyj	10,000	173,131
	Rapala VMC Oyj	10,000	79,378
	Rautaruukki Oyj Series K	33,117	1,443,906
	Sampo Oyj	126,525	3,433,908
	SanomaWSOY Oyj	33,346	840,860
	Sponda Oyj	6,200	79,815
	Stockmann Oyj Abp Series A	3,303	155,177
	Stockmann Oyj Abp Series B	10,605	482,758
	Stora Enso Oyj Series R	17,700	221,031
	Stora Enso Oyj Sponsored ADR	110,900	1,397,362
	SYSOPENDIGIA P.L.C.	5,039	24,085
	Talentum Oyj	2,000	8,844
	Tecnomen Oyj	21,200	35,195
	Teleste Oyi	3,831	41,101
	TietoEnator Oyj	37,079	696,020
	Tiimari P.L.C.	4,700	29,883
*	Trainers’ House P.L.C.	23,700	44,472
	Turkistuottajat Oyj	1,600	21,047
	UPM-Kymmene Oyj	139,215	2,408,483
	UPM-Kymmene Oyj Sponsored ADR	79,454	1,385,908
#	Uponor Oyj Series A	8,793	229,665
	Vacon Oyj	2,122	85,322
	Vaisala Oyj Series A	2,892	125,518
	Wartsila Corp. Oyj Series B	13,196	902,027
	YIT Oyj	14,450	358,978

TOTAL — FINLAND			39,899,139

FRANCE — (6.4%)
COMMON STOCKS — (6.3%)
	Accor SA	14,309	1,016,345
	Air France-KLM	24,109	649,551
	Air Liquide SA	19,416	2,747,798
	Alcatel-Lucent SA	103,869	609,114
	Alcatel-Lucent SA Sponsored ADR	67,800	397,986
	Alstom SA	5,639	1,185,083
*	Alten	5,616	176,153
# *	Altran Technologies SA	25,319	186,657
	April Group SA	2,752	173,853
# *	Archos	364	5,549
*	Arkema	30,995	1,762,787
#	Assystem	3,965	55,528
*	Atos Origin SA	35,179	1,895,696
	Aubay	3,818	32,628
	Audika SA	1,077	47,294
*	Avanquest Software	1,259	11,988
#	AXA SA	3,554	119,828
	AXA SA Sponsored ADR	246,012	8,280,764
	Beneteau SA	7,737	193,466
	bioMerieux	1,800	205,684
	BNP Paribas SA	130,948	11,706,680
	Boiron SA	2,461	58,838
	Bonduelle SCA	1,528	183,324
	Bongrain SA	4,370	481,654

#	Bourbon SA	14,311	$819,049
	Bouygues SA	19,372	1,323,104
*	Bull SA	7,653	33,425
	Canal Plus SA	10,302	107,479
	Capgemini SA	70,002	3,825,111
	Carbone Lorraine SA	5,059	210,409
	Carrefour SA	21,782	1,531,832
	Casino Guichard Perrachon SA	12,573	1,422,088
	Cegedim SA	962	79,643
	Cegid Group	1,684	65,105
	Cie Generale D’Optique Essilor Intenational SA	10,712	636,051
	Ciments Francais SA	4,755	750,484
#	Clarins SA	4,239	297,534
# *	Club Mediterranee SA	5,490	257,769
	CNP Assurances	13,389	1,473,261
	Compagnie de Saint-Gobain	73,091	5,713,817
*	Compagnie Generale de Geophysique-Veritas SA	431	105,146
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	51,895	2,523,135
	Compagnie Generale des Establissements Michelin Series B	28,046	2,762,244
	Credit Agricole SA	105,741	2,868,194
*	CS Communication & Systemes	2,624	84,990
	Damartex SA	174	4,853
	Dassault Systemes SA	1,044	56,925
#	Dassault Systemes SA ADR	5,737	311,806
	Delachaux SA	5,674	455,194
*	Derichebourg	18,045	136,272
	Dior (Christian) SA	4,961	540,641
	Eiffage SA	2,914	256,410
	Electricite de Strasbourg	606	114,859
# *	Eramet SA	2,107	1,595,583
	Esso Ste Anonyme Francaise	1,485	344,270
#	Establissements Maurel et Prom	44,550	856,347
	Etam Developpement SA	1,873	65,941
	Euler Hermes SA	8,497	868,653
*	Euro Disney S.C.A.	10,532	119,355
#	European Aeronautic Defence & Space Co.	97,496	2,556,735
	Eutelsat Communications	13,301	365,813
*	Exel Industries SA	502	68,770
# *	Faurecia SA	3,987	203,700
#	Fimalac SA	2,895	166,300
	Fleury Michon SA	463	27,365
	France Telecom SA	20,447	686,383
	France Telecom SA Sponsored ADR	185,300	6,198,285
	Gascogne SA	262	24,767
	Gaumont SA	768	68,519
	Geodis SA	1,273	164,614
	GFI Informatique SA	12,831	85,047
*	Gifi	712	59,201
	Ginger (Groupe Ingenierie Europe)	1,518	32,136
	GL Events	1,571	78,280
	Groupe Crit	1,403	38,898
	Groupe Danone	1,282	100,424
	Groupe Danone Sponsored ADR	36,200	571,312
# *	Groupe Go Sport SA	568	42,262

*	Groupe Open	2,036	$34,673
	Groupe Steria SCA	3,800	113,334
	Guerbet SA	412	66,635
	Guyenne et Gascogne SA	2,496	365,113
#	Haulotte Group SA	7,967	167,919
	Havas SA	146,577	681,375
	Hermes International SA	8,256	966,227
#	Iliad SA	2,800	258,188
	Imerys SA	12,630	1,059,322
	IMS International Metal Service SA	5,566	204,844
# *	Infogrames Entertainment SA	170,186	38,755
	Ingenico SA	3,066	81,133
*	Ipsen SA	2,161	130,825
	Ipsos SA	11,757	332,961
	JC Decaux SA	23,421	705,745
	Lafarge SA	9,534	1,648,142
#	Lafarge SA Sponsered ADR	83,710	3,652,912
	Lafuma SA	317	17,128
	Lagardere SCA	63,323	4,975,113
	Laurent-Perrier	908	136,994
	Lectra	2,553	15,875
*	Legrand SA	27,620	873,143
	Lisi SA	1,725	158,494
	L’Oreal SA	9,374	1,112,423
*	LVL Medical Groupe SA	1,560	43,702
	LVMH (Louis Vuitton Moet Hennessy)	10,586	1,087,619
	M6 Metropole Television	9,167	216,098
	Maisons Franc	470	23,630
	Manitou BF SA	5,883	195,979
	Manutan International SA	899	68,305
	Montupet SA	2,906	39,613
#	Mr. Bricolage SA	4,012	100,738
	Natixis	111,877	1,637,337
	Naturex	395	15,450
	Neopost SA	3,568	370,352
	Nexans SA	11,606	1,267,142
	Nexity	7,400	308,379
	Norbert Dentressangle	1,594	133,799
#	NRJ Group	3,110	30,830
	Oberthur Card Systems SA	12,572	94,835
*	Oeneo	14,931	41,659
	Orco Property Group	2,032	207,123
*	Orpea	3,242	201,222
	PagesJaunes SA	22,997	427,750
	Pernod-Ricard SA	34,617	3,661,992
	Peugeot SA	45,843	3,484,931
	Pierre & Vacances	1,796	187,190
	Plastic Omnium SA	4,095	183,139
	Plastivaloire SA	1,015	30,811
	PPR SA	21,724	2,962,863
	Publicis Groupe	30,923	1,116,712
	Publicis Groupe ADR	25,423	925,883
	Radiall SA	200	23,995
	Rallye SA	6,361	374,910
	Remy Cointreau SA	8,998	565,319

	Renault SA	33,455	$3,574,530
*	Rhodia SA	28,286	702,201
	Robertet SA	268	34,578
*	Rodriguez Group SA	1,164	26,547
	Rougier SA	540	50,139
	Rubis SA	2,555	217,905
	Safran SA	84,221	1,685,463
	Saft Groupe SA	900	36,830
	SAMSE SA	420	45,411
	Sanofi - Aventis	2,000	147,824
	Sanofi - Aventis ADR	197,895	7,339,926
	Schneider Electric SA	46,079	5,246,725
*	SCOR SE (4797364)	9	28
	SCOR SE (B1LB9P6)	95,950	2,172,186
	SEB SA	3,520	610,305
	Sechilienne SA	2,425	167,722
	Societe BIC SA	13,315	841,887
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	89	79,660
	Societe Generale Paris	38,903	4,162,570
#	Societe Industrielle D’Aviations Latecoere SA	1,445	33,241
	Societe Marseillaise du Tunnel Prado Carenage	805	35,647
	Societe Television Francaise 1	17,254	406,589
	Sodexho Alliance SA	10,226	574,534
	Sodexho Alliance SA Sponsored ADR	3,800	215,233
# *	Soitec SA	9,862	61,089
	Somfy SA	1,092	247,150
	Sopra Group SA	1,545	107,056
	Sperian Protection	2,309	221,947
	Spir Communication SA	648	56,815
#	Stallergenes SA	892	58,227
	STEF-TFE	2,280	150,259
	Sucriere de Pithiviers Le Vieil	33	26,761
	Suez SA	4,083	259,567
	Suez SA ADR	700	44,855
	Synergie SA	1,627	43,414
	Technip SA	13,967	1,140,219
	Technip SA ADR	26,993	2,218,547
	Teleperformance SA	26,791	845,800
	Tessi SA	412	19,374
	Thales SA	7,279	445,407
# *	Theolia SA	5,474	148,463
*	Thomson	73,930	567,919
	Thomson Sponsored ADR	43,600	333,976
	Total SA	19,007	1,431,296
	Total SA Sponsored ADR	73,190	5,517,794
	Toupargel Groupe	290	9,460
	Trigano SA	4,484	176,243
*	UbiSoft Entertainment SA	7,624	640,778
	Union Financiere de France Banque SA	300	17,755
	Valeo SA	28,654	1,083,778
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	2,589	537,312
*	Valtech	9,673	6,130
#	Veolia Environnement SA	3,093	275,194
#	Veolia Environnement SA ADR	18,057	1,607,976

	Viel et Compagnie	5,851	$34,074
	Vilmorin et Cie SA	1,691	285,047
	Vinci SA	74,343	5,133,418
	Virbac SA	1,272	118,330
	Vivendi SA	157,981	6,243,454
	VM Materiaux SA	452	43,469
	Vranken Pommery Monopole	1,407	114,192
	Wendel	7,040	793,991
	Zodiac SA	17,098	889,694
TOTAL COMMON STOCKS			174,530,529

RIGHTS/WARRANTS — (0.1%)
*	Infogrames Entertainment SA Warrants 12/31/09	3,780	459
*	Societe Generale d’Enterprise SA Rights 02/28/08	9,726	1,068,723
TOTAL RIGHTS/WARRANTS			1,069,182

TOTAL — FRANCE			175,599,711

GERMANY — (6.2%)
COMMON STOCKS — (6.2%)
	A.S. Creation Tapeton AG	648	33,357
	Aareal Bank AG	19,629	667,599
	ADCapital AG	4,082	72,627
	Adidas-Salomon AG	16,463	1,044,917
*	Adlink Internet Media AG	1,531	36,224
# *	ADVA AG Optical Networking	3,330	9,909
*	Aixtron AG	23,204	307,164
	Allianz SE	38,332	6,608,142
	Allianz SE Sponsered ADR	365,100	6,407,505
	Altana AG	28,462	662,994
	Amadeus Fire AG	778	15,897
	AMB Generali Holding AG	4,386	661,707
*	Analytik Jena AG	3,242	32,449
	Andreae-Noris Zahn AG	1,235	67,738
*	Arcandor AG	6,305	112,920
*	Augusta Technologie AG	3,526	80,391
#	AWD Holding AG	3,367	152,444
	Baader Wertpapierhandelsbank AG	8,136	51,623
# *	Balda AG	8,210	73,524
	BASF AG	38,583	4,933,796
	BASF AG Sponsored ADR	29,500	3,779,755
	Bayer AG	9,647	742,423
	Bayer AG Sponsored ADR	10,900	840,931
	Bayerische Motoren Werke AG	75,286	4,148,333
#	Beate Uhse AG	4,391	8,866
	Bechtle AG	4,192	126,534
	Beiersdorf AG	4,857	384,511
	Bertrandt AG	1,086	39,908
	Bilfinger Berger AG	20,880	1,657,696
	Biotest AG	1,421	72,221
	Boewe Systec AG	548	18,862
*	Borussia Dortmund GmbH & Co. KGaA	19,779	41,519
	Celesio AG	32,936	1,888,059
	Cenit AG	2,601	26,878

# *	CENTROTEC Sustainable AG	3,057	$53,227
#	Cewe Color Holding AG	1,119	39,432
# *	ComBOTS AG	5,075	78,009
	Comdirect Bank AG	11,936	147,029
	Commerzbank AG	164,250	4,938,023
	Computerlinks AG	2,635	49,166
#	Conergy AG	3,450	75,553
	Continental AG	12,672	1,249,607
	CTS Eventim AG	2,146	83,997
	Curanum AG	6,007	55,794
*	D. Logistics AG	10,845	22,749
*	D+S europe AG	11,389	163,832
#	DAB Bank AG	7,813	68,435
	DaimlerChrysler AG	126,142	10,504,260
	DaimlerChrysler AG ADR	34,500	2,870,055
	Data Modul AG	2,096	50,925
*	DEAG Deutsche Entertainment AG	13,909	35,093
	Deutsche Bank AG	31,181	3,459,258
	Deutsche Bank AG ADR	35,300	3,916,888
	Deutsche Boerse AG	10,834	1,723,951
#	Deutsche Euroshop AG	2,358	90,215
	Deutsche Lufthansa AG	68,305	1,598,665
	Deutsche Post AG	133,522	4,423,857
	Deutsche Postbank AG	18,579	1,803,959
	Deutsche Telekom AG	297,397	5,652,951
	Deutsche Telekom AG Sponsored ADR	177,200	3,347,308
	Deutsche Wohnen AG	7,362	243,100
# *	Deutz AG	13,317	139,163
#	Douglas Holding AG	13,071	693,638
*	Drillisch AG	2,378	17,179
*	Duerr AG	2,775	102,815
	DVB Bank AG	1,085	460,780
	E. ON AG	3,491	657,267
	E. ON AG Sponsered ADR	222,070	13,967,648
	Eckert and Ziegler AG	1,958	28,173
	Elexis AG	1,516	36,693
*	Elmos Semiconductor AG	3,626	29,341
*	EM. Sports Media AG	23,860	101,503
	Epcos AG	12,644	177,472
	Epcos AG Sponsored ADR	18,100	256,915
*	Escada AG	393	7,664
	Euwax AG	1,099	84,174
# *	Evotec AG	29,359	82,957
	Fielmann AG	2,338	137,651
*	FJA AG	3,661	12,532
	Fraport AG	13,008	974,545
#	Freenet AG	9,857	189,112
	Fresenius Medical Care AG & Co.	1,707	89,371
	Fresenius Medical Care AG & Co. ADR	20,000	1,046,600
	Fuchs Petrolub AG	1,249	112,490
*	GEA Group AG	60,062	1,943,212
	Gerry Weber International AG	1,058	32,808
	Gesco AG	1,146	76,396
	GFK AG	7,174	283,926
*	GFT Technologies AG	10,996	47,473

# *	GPC Biotech AG	3,290	$12,241
*	Grammer AG	3,753	102,974
	Grenkeleasing AG	2,992	108,621
	Hannover Rueckversicherung AG	32,828	1,567,183
	Hawesko Holding AG	1,492	43,934
	Heidelberger Druckmaschinen AG	22,761	555,880
	Heidelberger Zement AG	6,057	969,605
	Henkel KGAA	8,343	336,935
	Hochtief AG	15,778	1,710,739
	Hypo Real Estate Holding AG	49,857	1,435,696
# *	IKB Deutsche Industriebank AG	12,097	104,982
	Indus Holding AG	3,730	117,123
*	Infineon Technologies AG	204,099	1,650,620
*	Infineon Technologies AG ADR	46,000	371,220
	INTERSEROH AG	1,428	108,155
#	Isra Vision Systems AG	1,054	17,067
	IVG Immobilien AG	47,663	1,671,245
*	Jenoptik AG	22,208	162,284
	K&S AG	4,291	1,248,564
	Kontron AG	15,478	242,019
	Krones AG	6,001	464,100
	KSB AG	214	146,580
*	Kuka AG	5,210	167,842
	KWS Saat AG	2,056	452,447
	Lanxess AG	38,823	1,480,129
	Leifheit AG	465	9,636
	Leoni AG	14,709	612,328
	Linde AG	32,497	4,319,745
*	Loewe AG	3,879	65,276
	LPKF Laser & Electronics AG	6,673	41,779
	MAN AG	9,089	1,198,844
	MasterFlex AG	2,147	52,744
# *	Maxdata Computer AG	12,610	31,396
*	Mediclin AG	13,261	49,727
*	Medigene AG	8,920	58,160
# *	Medion AG	9,847	252,820
	Merck KGAA	2,779	345,538
	Metro AG	8,690	720,723
#	MLP AG	8,645	122,001
*	Morphosys AG	1,684	108,296
	MTU Aero Engines Holding AG	8,665	439,829
	Muehlabauer Holdings AG & Co. KGAA	1,362	38,174
#	Munchener Rueckversicherungs-Gesellschaft AG	44,371	7,807,006
#	MVV Energie AG	7,220	348,666
	Nemetschek AG	1,657	49,650
#	Norddeutsche Affinerie AG	21,796	880,326
# *	Nordex AG	5,069	181,907
	OHB Technology AG	2,466	42,462
	Oldenburgische Landesbank AG	1,147	87,500
*	Paion AG	3,900	10,613
	PC-Ware AG	613	11,208
	Pfeiffer Vacuum Technology AG	1,165	102,044
#	Pfleiderer AG	26,942	598,384
*	Plambeck Neue Energien AG	11,246	44,338
*	Plasmaselect AG	3,271	6,500

*	Premiere AG	33,685	$721,325
	Progress-Werk Oberkirch AG	638	31,801
*	Pulsion Medical Systems AG	6,376	51,072
*	Q-Cells AG	2,927	235,174
# *	QIAGEN NV	32,932	730,115
# *	QSC AG	6,902	22,777
	R. Stahl AG	837	38,818
	Rational AG	494	95,966
#	REALTECH AG	2,321	44,295
	Renk AG	322	29,250
*	REpower Systems AG	837	188,812
	Rheinmetall AG	15,640	1,093,018
	Rhoen-Klinikum AG	22,602	651,375
	RWE AG (Neu) Series A	16,950	2,052,046
	Salzgitter AG	16,816	2,947,524
	SAP AG	496	23,423
#	SAP AG Sponsored ADR	23,000	1,090,430
	Sartorius AG	986	37,461
	Schlott Sebaldus AG	2,314	53,067
*	SGL Carbon AG	9,726	539,770
	Siemens AG Sponsored ADR	43,000	5,489,380
	Silicon Sensor International AG	1,741	26,700
# *	Singulus Technologies AG	17,729	255,227
	Sixt AG	3,149	128,365
	Software AG	3,248	235,437
# *	Solar Millennium AG	1,000	38,327
# *	Solon AG fuer Solartechnik	2,566	184,843
	Stada Arzneimittel AG	17,186	1,204,138
	STINAG Stuttgarter Invest AG	2,186	91,858
#	Strabag AG	422	149,789
	Stratec Biomedical Systems AG	1,763	42,034
#	Suedzucker AG	35,935	792,210
# *	Suess Microtec AG	7,173	48,046
#	Takkt AG	4,482	77,396
	Technotrans AG	2,367	50,785
	ThyssenKrupp AG	65,670	3,776,487
# *	TUI AG	116,366	2,801,436
	Umweltbank AG	1,686	40,062
	United Internet AG	16,043	303,698
	Utimaco Safeware AG	1,545	24,301
#	Vivacon AG	2,396	55,122
	Volkswagen AG	20,456	4,657,698
	Vossloh AG	3,403	469,674
*	Wacker Chemie AG	893	189,688
	Wincor Nixdorf AG	4,962	394,551
*	Wirecard AG	10,893	185,600
	Wuerttembergische Lebensversicherung AG	2,738	125,261
	Wuerttembergische Metallwarenfabrik AG	1,571	77,319
TOTAL COMMON STOCKS			170,823,015

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	4,391	600
*	Solar Millennium AG Rights 03/04/08	1,000	1,139
TOTAL RIGHTS/WARRANTS			1,739

TOTAL — GERMANY			170,824,754

GREECE — (0.9%)
COMMON STOCKS — (0.9%)
	A. Kalpinis - N. Simos Steel Service Center	9,508	$22,174
*	Aegek S.A.	57,209	31,744
	Agricultural Bank of Greece S.A.	102,630	530,603
*	Alapis Holdings Industrial & Commercial S.A.	324,272	1,047,905
	Alpha Bank A.E.	89,464	2,713,861
	Alumil Milonas Aluminum Industry S.A.	6,033	36,021
	Anek Lines S.A.	64,919	204,743
	Aspis Bank S.A.	6,175	25,974
*	Astir Palace Hotels S.A.	4,440	37,258
	Athens Medical Center S.A.	13,297	71,002
	Atti-Kat S.A.	21,980	26,312
	Autohellas S.A.	4,100	32,697
*	Babis Vovos International Construction S.A.	1,840	56,441
*	Bank of Attica S.A.	13,678	70,053
	Bank of Greece	8,760	1,204,121
	C. Rokas S.A.	1,380	33,077
	Coca-Cola Hellenic Bottling Co. S.A.	7,800	341,367
	Coca-Cola Hellenic Bottling Co. S.A. ADR	12,900	562,311
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	9,390	51,126
	EFG Eurobank Ergasias S.A.	105,435	3,037,213
	Elektrak S.A.	4,469	27,966
*	Emporiki Bank of Greece S.A.	6,570	193,110
	ETEM S.A.	6,622	17,758
*	Euro Reliance General Insurance Co. S.A.	9,660	39,430
	Euromedica S.A.	4,440	60,626
*	Forthnet S.A.	12,491	170,086
	Fourlis Holdings S.A.	5,960	175,344
	Frigoglass S.A.	3,511	110,470
	GEK Group of Cos S.A.	23,565	276,263
*	Geniki Bank	11,894	81,823
*	Greek Postal Savings Bank	2,876	43,179
	Halkor S.A.	12,190	48,195
	Hellenic Cables S.A.	4,830	30,202
	Hellenic Duty Free Shops S.A.	1,480	25,390
	Hellenic Petroleum S.A.	59,290	830,177
*	Hellenic Sugar Industry S.A.	5,435	33,541
	Hellenic Technodomiki Tev S.A.	65,899	807,114
	Hellenic Telecommunication Organization Co. S.A.	9,070	251,946
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	105,300	1,462,617
	Heracles General Cement Co. S.A.	11,802	293,124
	Iaso S.A.	11,360	163,723
	Inform P. Lykos S.A.	7,042	35,943
	Intracom Holdings S.A.	39,226	145,560
	J&P-Avax S.A.	10,991	85,016
	Kathimerini Publishing S.A.	3,935	35,151
	Lambrakis Press S.A.	31,700	130,528
	Lampsa Hotel Co.	2,200	56,633
	Lavipharm S.A.	3,320	13,278
	M.J. Mailis S.A.	12,070	21,186

*	Maritime Company of Lesvos S.A.	21,461	$18,263
	Metka S.A.	4,852	97,212
	Michaniki S.A.	18,193	126,473
	Minoan Lines S.A.	23,890	167,820
*	Motodynamic S.A.	487	3,598
	Motor Oil (Hellas) Corinth Refineries S.A.	7,779	160,358
	Mytilineos Holdings S.A.	45,056	680,924
	National Bank of Greece S.A.	11,760	637,190
	National Bank of Greece S.A. ADR	328,370	3,589,084
	Neochimiki Lv Lavrentiadis S.A.	13,893	373,076
	Nirefs Acquaculture S.A.	6,275	20,271
	Piraeus Bank S.A.	35,155	1,046,367
	Public Power Corp.	20,165	856,419
	Real Estate Development & Services S.A.	9,620	49,522
	S&B Industrial Minerals S.A.	5,367	83,355
	Sarantis S.A.	3,070	55,445
	Sato S.A.	10,903	25,343
	Sfakianakis S.A.	6,016	58,499
*	Singularlogic S.A.	10,740	37,034
*	Technical Olympic S.A.	26,803	30,927
	Teletypos S.A. Mega Channel	4,090	34,182
	Terna Tourist Technical & Maritime S.A.	5,613	65,539
	Titan Cement Co. S.A.	13,309	572,512
	Viohalco S.A.	57,580	635,178
*	Vioter S.A.	31,659	37,991

TOTAL — GREECE			25,263,964

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
	Aeon Stores (Hong Kong) Co., Ltd.	32,000	64,790
	Alco Holdings, Ltd.	60,000	20,661
	Allied Group, Ltd.	70,000	307,061
#	Allied Properties, Ltd.	1,580,000	361,226
*	A-Max Holdings, Ltd.	2,470,000	27,311
	Asia Financial Holdings, Ltd.	192,000	106,386
	Asia Satellite Telecommunications Holdings, Ltd. Sponsored ADR	2,300	44,328
	Asia Standard Hotel	2,628,614	29,670
	Asia Standard International Group, Ltd.	1,610,704	38,917
*	Asian Union New Media Group, Ltd.	3,400,000	68,230
	ASM Pacific Technology, Ltd.	21,500	142,808
*	Associated International Hotels	35,000	75,587
	Bank of East Asia, Ltd.	213,221	1,145,241
*	BOC Hong Kong (Holdings), Ltd.	106,500	261,257
*	Bossini International Holdings, Ltd.	530,000	23,901
*	Burwill Holdings, Ltd.	432,000	32,821
#	C C Land Holdings, Ltd.	201,000	206,280
	Cafe de Coral Holdings, Ltd.	82,000	167,045
*	Capital Estate, Ltd.	5,495,000	81,991
	Capital Strategic Investment, Ltd.	1,490,000	58,491
	Cathay Pacific Airways, Ltd.	394,000	811,893
*	CATIC International Holdings, Ltd.	2,160,000	94,692
	CCT Telecom Holdings, Ltd.	156,000	25,933
*	Celestial Asia Securities Holdings, Ltd.	160,000	16,497

	Century City International	6,016,000	$92,685
	Champion Technology Holdings, Ltd.	459,005	81,274
	Chen Hsong Holdings, Ltd.	148,000	79,014
	Cheuk Nang (Holdings), Ltd.	27,117	20,066
	Cheung Kong Holdings, Ltd.	188,000	2,810,589
	Cheung Kong Infrastructure Holdings, Ltd.	119,000	470,678
	Chevalier International Holdings, Ltd.	62,000	58,144
*	Chia Tai Enterprises International, Ltd.	440,000	10,748
*	China Foods, Ltd.	136,000	82,967
# *	China Grand Forestry Resources Group, Ltd.	2,564,000	381,041
	China Hong Kong Photo Products Holdings, Ltd.	370,000	33,506
*	China Infrastructure Investment, Ltd.	886,000	41,691
	China Merchants Holdings (International) Co., Ltd.	69,449	374,081
	China Metal International Holdings, Ltd.	340,000	93,276
*	China Motion Telecom International, Ltd.	490,000	25,619
*	China Renji Medical Group, Ltd.	3,762,000	57,324
	China Resources Logic, Ltd.	278,000	32,380
# *	China Seven Star Shopping, Ltd.	3,480,000	111,524
	China Shineway Pharmaceutical Group, Ltd.	42,000	26,793
*	China Solar Energy Holdings, Ltd.	260,000	16,159
*	China Timber Resources Group, Ltd.	3,200,000	67,872
	China Unicom, Ltd. ADR	3,300	70,059
#	China Wireless Technologies, Ltd.	216,000	25,219
# *	China Zenith Chemical Group, Ltd.	920,000	49,555
	China Zirconium, Ltd.	292,000	42,190
# *	Chinese People Holdings Co., Ltd.	390,000	16,642
#	Chong Hing Bank, Ltd.	57,000	120,621
	Chow Sang Sang Holdings	110,000	125,761
	Chu Kong Shipping Development	196,000	37,885
	Chuang’s China Investments, Ltd.	299,000	28,265
	Chuang’s Consortium International, Ltd.	346,340	60,408
	Chun Wo Development Holdings, Ltd.	242,000	37,814
	Chung Tai Printing Holdings, Ltd.	2,040,000	61,812
	CITIC International Financial Holdings, Ltd.	193,000	96,847
#	City Telecom, Ltd. ADR	5,412	26,140
*	Clear Media, Ltd.	64,000	55,409
	CLP Holdings, Ltd.	72,000	562,833
	CNOOC, Ltd. ADR	1,700	281,809
#	Coastal Greenland, Ltd.	1,056,000	204,655
	COL Capital, Ltd.	64,000	35,022
	COSCO International Holdings, Ltd.	200,000	157,330
	Coslight Technology International Group, Ltd.	128,000	68,896
	Cosmos Machinery Enterprises, Ltd.	250,000	22,070
*	CSMC Technologies Corp.	500,400	40,566
*	Culturecom Holdings, Ltd.	3,798,000	73,370
	Dah Sing Banking Group, Ltd.	143,400	248,319
	Dah Sing Financial Holdings, Ltd.	64,400	470,966
	Daisho Microline Holdings, Ltd.	152,000	21,873
*	Dan Form Holdings Co., Ltd.	329,000	26,038
	Dawnrays Pharmaceutical (Holdings), Ltd.	296,000	30,242
#	Dickson Concepts International, Ltd.	119,000	96,073
*	DVN Holdings, Ltd.	177,000	20,852
	Dynamic Holdings, Ltd.	28,000	9,039
	Eagle Nice (International) Holdings, Ltd.	162,000	36,498
*	Easyknit Enterprises Holdings, Ltd.	240,000	1,262

	EcoGreen Fine Chemical Group	92,000	$27,633
*	Eforce Holdings, Ltd.	60,000	2,669
#	EganaGoldpfeil Holdings, Ltd.	209,588	17,777
	Emperor Capital Group, Ltd.	22,800	2,927
	Emperor Entertainment Hotel, Ltd.	310,000	78,493
	Emperor International Holdings, Ltd.	428,000	171,539
# *	Enerchina Holdings, Ltd.	272,287	9,998
*	ENM Holdings, Ltd.	328,000	11,236
	Esprit Holdings, Ltd.	44,300	552,830
# *	eSun Holdings, Ltd.	114,000	55,277
*	Extrawell Pharmaceutical Holdings, Ltd.	170,000	43,039
	Fairwood Holdings, Ltd.	35,000	41,591
#	Far East Consortium	529,250	234,271
	First Natural Foods Holdings, Ltd.	225,000	29,650
	First Pacific Co., Ltd.	408,000	308,808
	Fong’s Industries Co., Ltd.	64,000	37,740
*	Foundation Group, Ltd.	650,000	40,712
	Fountain Set Holdings, Ltd.	262,000	52,763
*	Foxconn International Holdings, Ltd.	74,000	115,924
*	Frasers Property China, Ltd.	1,240,000	35,710
*	Freeman Corp., Ltd.	1,928,000	11,593
	Fubon Bank Hong Kong, Ltd.	160,000	114,187
	Fujikon Industrial Holdings, Ltd.	128,000	40,221
# *	Fushan International Energy Group, Ltd.	156,000	82,614
# *	Galaxy Entertainment Group, Ltd.	455,000	364,367
*	Genesis Energy Holdings, Ltd.	1,325,000	39,608
	Get Nice Holdings, Ltd.	954,000	78,206
#	Giordano International, Ltd.	446,000	186,727
	Global Green Tech Group, Ltd.	246,000	42,915
	Glorious Sun Enterprises, Ltd.	122,000	65,970
# *	Golden Resorts Group, Ltd.	1,662,000	70,123
	Golden Resources Development International, Ltd.	330,000	25,009
	Goldlion Holdings, Ltd.	239,000	69,694
	Grande Holdings, Ltd.	54,000	15,840
	Great Eagle Holdings, Ltd.	155,598	469,644
	Guangnan Holdings, Ltd.	146,000	27,087
#	Hang Fung Gold Technology, Ltd.	250,000	71,696
	Hang Lung Group, Ltd.	277,000	1,265,209
	Hang Lung Properties, Ltd.	377,000	1,353,745
	Hang Seng Bank, Ltd.	24,500	464,358
	Hanny Holdings, Ltd.	1,416,000	37,907
*	Hans Energy Co., Ltd.	232,000	15,494
	Henderson Investment, Ltd.	477,000	23,371
	Henderson Land Development Co., Ltd.	283,692	2,202,525
*	Heng Tai Consumables Group, Ltd.	320,000	47,928
*	Hi Sun Technology (China), Ltd.	279,000	67,722
	HKC (Holdings), Ltd.	3,670	821
#	HKR International, Ltd.	370,933	284,955
	Hon Kwok Land Investment Co., Ltd	118,000	40,636
	Hong Kong and China Gas Co., Ltd.	184,900	533,755
	Hong Kong and Shanghai Hotels, Ltd.	188,431	303,486
	Hong Kong Electric Holdings, Ltd.	86,000	483,747
	Hong Kong Ferry (Holdings) Co., Ltd.	16,000	15,389
	Hongkong Chinese, Ltd.	222,000	41,748
#	Hopewell Highway Infrastructure, Ltd.	207,000	176,811

	Hopewell Holdings, Ltd.	324,000	$1,484,908
	Hsin Chong Construction Group, Ltd.	280,000	76,236
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	132,000	34,052
	Huafeng Textile International Group, Ltd.	556,000	31,279
*	Hualing Holdings, Ltd.	506,000	34,390
	Hung Hing Printing Group, Ltd.	64,524	23,884
	Hutchison Harbour Ring, Ltd.	2,568,000	202,408
	Hutchison Telecommunications International, Ltd.	111,000	148,695
	Hutchison Whampoa, Ltd.	318,000	2,974,189
	Hysan Development Co., Ltd.	55,605	152,926
	I.T., Ltd.	316,000	96,199
	I-Cable Communications, Ltd.	85,000	15,755
*	IDT International, Ltd.	612,000	23,907
*	Imagi International Holdings, Ltd.	64,000	13,746
	Industrial & Commercial Bank of China (Asia), Ltd.	91,143	197,582
	Integrated Distribution Services Group, Ltd.	21,000	58,317
*	Interchina Holdings Co., Ltd.	3,390,000	34,620
	IPE Group, Ltd.	325,000	37,344
	ITC Corp., Ltd.	431,131	26,800
*	ITC Properties Group, Ltd.	415,000	15,471
# *	Jinhui Holdings Co., Ltd.	86,000	57,655
#	Johnson Electric Holdings, Ltd.	533,000	246,999
	K Wah International Holdings, Ltd.	563,882	258,442
*	Kai Yuan Holdings, Ltd.	2,080,000	62,015
	Kantone Holdings, Ltd.	510,779	43,390
*	Karl Thomson Holdings, Ltd.	180,000	35,494
	Keck Seng Investments	126,000	69,505
	Kerry Properties, Ltd.	119,583	797,449
	Kin Yat Holdings, Ltd.	148,000	36,940
	Kingboard Chemical Holdings, Ltd.	217,000	964,528
	Kowloon Development Co., Ltd.	157,000	350,192
	Lai Fung Holdings, Ltd.	2,392,000	92,224
*	Lai Sun Development Co., Ltd.	2,373,000	51,240
*	Lai Sun Garment International, Ltd.	432,000	25,413
	Le Saunda Holdings, Ltd.	200,000	29,289
	Lee & Man Paper Manufacturing, Ltd.	79,600	222,234
	Lerado Group Holding Co.	408,000	44,069
	Li & Fung, Ltd.	121,600	443,063
	Lifestyle International Holdings, Ltd.	86,000	222,794
	Lippo, Ltd.	104,000	85,522
	Liu Chong Hing Investment, Ltd.	76,000	98,940
	Luen Thai Holdings, Ltd.	230,000	23,384
	Luk Fook Holdings (International), Ltd.	110,000	83,081
#	Luks Industrial Group, Ltd.	110,000	108,458
*	Lung Cheong International Holdings, Ltd.	1,224,000	70,713
	Lung Kee (Bermuda) Holdings, Ltd.	168,000	68,215
# *	Macau Success, Ltd.	260,000	37,949
	Magnificent Estates	2,312,000	78,866
	Man Yue International Holdings, Ltd.	220,000	48,601
	Matsunichi Communications Holdings, Ltd.	158,000	147,043
#	Melco International Development, Ltd.	379,000	534,564
#	Midland Holdings, Ltd.	154,000	206,214
	Mirabell International Holdings	76,000	56,658
	Miramar Hotel & Investment	87,000	132,131
*	Mongolia Energy Corporation, Ltd.	155,000	161,431

	MTR Corp., Ltd.	352,989	$1,310,495
	Nam Tai Electronic & Electrical Products, Ltd.	213,000	48,363
# *	Nan Hai Corp., Ltd.	19,050,000	235,800
	Nanyang Holdings	4,000	9,266
	Natural Beauty Bio-Technology, Ltd.	370,000	99,616
	New Century Group Hong Kong, Ltd.	464,000	10,011
#	New World China Land, Ltd.	604,400	412,534
	New World Development Co., Ltd.	653,453	1,756,479
	Next Media, Ltd.	270,000	104,140
	Norstar Founders Group, Ltd.	280,000	84,632
	NWS Holdings, Ltd.	290,361	844,232
	Oriental Press Group	536,000	79,386
	Oriental Watch Holdings	132,000	57,775
#	Pacific Andes International Holdings, Ltd.	490,233	91,962
	Pacific Basin Shipping, Ltd.	247,000	409,289
	Pacific Century Premium Developments, Ltd.	579,000	207,877
	Paliburg Holdings, Ltd.	2,707,900	75,989
	PCCW, Ltd.	375,000	216,389
	PCCW, Ltd. Sponsored ADR	7,400	42,893
	Peace Mark Holdings, Ltd.	100,000	111,536
	Pico Far East Holdings, Ltd.	190,000	27,467
#	Playmates Holdings, Ltd.	45,400	23,591
# *	Playmates Toys, Ltd.	45,400	2,305
*	PME Group, Ltd.	250,000	28,314
*	Pokphand (C.P.) Co., Ltd.	1,200,000	68,203
#	Poly Hong Kong Investment, Ltd.	125,000	88,551
	Ports Design, Ltd.	61,500	182,211
#	Prime Success International Group, Ltd.	150,000	90,301
#	Public Financial Holdings, Ltd.	204,000	176,040
	PYI Corp., Ltd.	433,990	136,162
#	Qin Jia Yuan Media Services Co., Ltd.	78,538	49,629
	Raymond Industrial, Ltd.	77,000	11,824
	Regal Hotels International Holdings, Ltd.	5,454,000	359,100
	Road King Infrastructure, Ltd.	99,000	131,736
	Sa Sa International Holdings, Ltd.	224,000	95,413
	Samson Paper Holdings, Ltd.	214,000	47,295
	Sea Holdings, Ltd.	126,000	86,163
*	Shanghai Allied Cement, Ltd.	96,000	14,751
*	Shanghai Zenghai Property, Ltd.	2,525,000	92,493
	Shangri-La Asia, Ltd.	276,000	820,901
	Shaw Brothers Hong Kong, Ltd.	57,000	109,776
#	Shell Electric Manufacturing Co., Ltd.	82,000	63,474
	Shenyin Wanguo, Ltd.	195,000	174,636
#	Shui On Construction & Materials, Ltd.	26,000	74,933
	Shun Tak Holdings, Ltd.	232,000	343,081
	Silver Grant International	186,000	31,626
#	Singamas Container Holdings, Ltd.	112,000	32,998
	Sino Biopharmaceutical, Ltd.	264,000	50,229
*	Sino Gas Group, Ltd.	480,000	14,723
	Sino Land Co., Ltd.	223,163	558,181
*	Sino-i Technology, Ltd.	3,520,000	44,845
*	Skyfame Realty Holdings, Ltd.	240,000	42,368
	Smartone Telecommunications Holdings, Ltd.	132,000	123,695
	Solomon Systech International, Ltd.	1,154,000	80,147
	Starlight International Holdings	157,500	16,382

	Stelux Holdings International, Ltd.	359,000	$35,087
	Sun Hung Kai & Co., Ltd.	210,000	202,909
#	Sun Hung Kai Properties, Ltd.	171,000	2,990,643
	SW Kingsway Capitol Holdings, Ltd.	1,004,000	34,247
	Symphony Holdings, Ltd.	682,000	57,935
#	Tack Fat Group	552,000	64,961
	Tai Cheung Holdings	173,000	116,926
	Tai Fook Securities Group, Ltd.	154,000	72,684
*	Tak Shun Technology Group, Ltd.	4,760,000	97,343
	Tak Sing Alliance Holdings	186,000	35,064
	Tan Chong International, Ltd.	324,000	100,637
*	TCC International Holdings, Ltd.	170,720	155,348
#	Techtronic Industries Co., Ltd.	659,000	638,120
	Television Broadcasts, Ltd.	62,000	362,798
	Texhong Textile Group, Ltd.	168,000	22,481
	Texwinca Holdings, Ltd.	184,000	141,710
	Tian An China Investments	242,400	241,783
	Tingyi (Cayman Islands) Holding Corp.	122,000	153,905
*	Titan Petrochemicals Group, Ltd.	1,160,000	67,417
	Tongda Group Holdings, Ltd.	1,100,000	43,798
	Top Form International, Ltd.	178,000	13,841
#	Transport International Holdings, Ltd.	41,200	191,318
	Truly International Holdings	76,000	113,741
	Tungtex (Holdings) Co., Ltd.	174,000	46,595
*	United Power Investment, Ltd.	804,000	32,066
*	U-Right International Holdings, Ltd.	1,502,000	39,665
	USI Holdings, Ltd.	182,000	119,035
	Varitronix International, Ltd.	114,000	68,442
	Vedan International (Holdings), Ltd.	104,000	10,602
#	Victory City International Holdings	284,008	82,095
	Vitasoy International Holdings, Ltd.	178,000	73,717
# *	VODone, Ltd.	212,000	25,655
*	Vongroup, Ltd.	990,000	41,960
	VST Holdings, Ltd.	112,000	23,847
#	Vtech Holdings, Ltd.	16,000	78,876
	Wai Kee Holdings, Ltd.	92,000	29,734
	Wang On Group, Ltd.	1,680,000	25,480
	Wharf Holdings, Ltd.	369,750	1,872,568
	Wheelock and Co., Ltd.	431,000	1,261,889
	Wheelock Properties, Ltd.	445,000	396,488
*	Willie International Holdings, Ltd.	15,024,800	397,525
	Wing Hang Bank, Ltd.	34,500	505,915
	Wing Lung Bank, Ltd.	48,800	602,117
	Wing On Co. International, Ltd.	47,000	80,085
	Wong’s Kong King International (Holdings), Ltd.	110,000	16,107
#	Xinyi Glass Holding Co., Ltd.	218,000	187,697
	Yau Lee Holdings, Ltd.	218,000	37,034
	Yip’s Chemical Holdings, Ltd.	124,000	87,419
#	Yue Yuen Industrial (Holdings), Ltd.	214,000	633,325
	Yugang International, Ltd.	1,294,000	32,446
TOTAL COMMON STOCKS			58,391,184

RIGHTS/WARRANTS — (0.0%)
*	Asia Standard Hotel Rights 08/27/10	514,000	$—
*	Asia Standard International Group, Ltd. Rights 08/27/08	211,795	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	43,564	—
*	HKC (Holdings), Ltd. Warrants 11/30/09	367	17
*	Industrial and Commerical Bank of China (Asia), Ltd. Rights 11/06/08	10,000	1,426
*	Kantone Holdings, Ltd. Rights 01/08/09	90,300	963
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	13,200	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	143,100	1,379
*	Tian An China Investments Rights 01/02/10	30,400	2,696
TOTAL RIGHTS/WARRANTS			6,481

TOTAL — HONG KONG			58,397,665

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Abbey P.L.C.	2,280	20,862
	Allied Irish Banks P.L.C. Sponsored ADR	122,382	4,998,081
	Anglo Irish Bank Corp. P.L.C.	155,321	2,194,168
	Bank of Ireland P.L.C.	31,102	437,317
#	Bank of Ireland P.L.C. Sponsored ADR	59,309	3,380,613
*	Blackrock International Land P.L.C.	9,347	4,574
	C&C Group P.L.C.	23,058	156,553
	CRH P.L.C.	32,318	1,196,875
#	CRH P.L.C. Sponsored ADR	73,187	2,751,831
	CryptoLogic, Ltd.	900	14,905
	DCC P.L.C.	24,841	624,079
*	Dragon Oil P.L.C.	79,549	705,441
*	Elan Corp. P.L.C.	11,725	270,536
# *	Elan Corp. P.L.C. Sponsored ADR	34,100	776,457
	FBD Holdings P.L.C.	5,191	227,569
	Fyffes P.L.C.	123,538	171,023
	Glanbia P.L.C.	43,959	332,930
	Greencore Group P.L.C.	27,517	181,290
*	Horizon Technology Group P.L.C.	10,347	6,663
	IAWS Group P.L.C.	38,421	775,857
	IFG Group P.L.C.	12,005	31,611
	Independent News & Media P.L.C.	65,382	196,474
*	IONA Technologies P.L.C. ADR	5,700	20,235
*	Irish Continental Group P.L.C.	12,617	477,872
	Irish Life & Permanent P.L.C.	160,268	2,598,798
*	Kenmare Resources P.L.C.	162,347	154,123
	Kerry Group P.L.C.	40,764	1,277,683
	Kingspan Group P.L.C.	19,320	261,567
*	Lantor	3,500	—
	McInerney Holdings P.L.C.	94,047	216,088
	Paddy Power P.L.C.	7,672	244,923
	Readymix P.L.C.	8,287	19,451
	Total Produce P.L.C.	9,347	8,099
	United Drug P.L.C.	67,940	398,090
*	Waterford Wedgwood P.L.C.	303,747	7,773
TOTAL COMMON STOCKS			25,140,411

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	3,500	—

TOTAL — IRELAND			25,140,411

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
*	A.S. Roma SpA	21,318	$21,019
	ACEA SpA	20,710	382,705
	Acegas-APS SpA	6,963	67,834
	Actelios SpA	9,200	86,762
	Aedes SpA	15,702	57,184
#	AEM SpA	197,455	798,783
	Alleanza Assicurazioni SpA	84,579	1,086,779
#	Amplifon SpA	11,008	52,477
	Assicurazioni Generali SpA, Trieste	68,006	2,922,948
	Astaldi SpA	20,902	156,050
	Atlantia SpA	5,858	187,852
	Autogrill SpA, Novara	7,253	115,899
	Azimut Holding SpA	16,036	183,440
#	Banca CR Firenze	74,868	758,080
#	Banca Finnat Euramerica SpA	18,038	21,461
	Banca Ifis SpA	3,639	49,917
	Banca Intermobiliare SpA	13,555	109,900
	Banca Italease SpA	4,000	38,612
#	Banca Monte Dei Paschi di Siena SpA	326,260	1,481,462
	Banca Piccolo Credito Valtellinese Scarl SpA	83,351	1,122,713
	Banca Popolare dell’Etruria e del Lazio Scrl	22,503	282,438
	Banca Popolare di Milano Scarl	220,090	2,621,205
#	Banca Profilo SpA	12,834	34,933
	Banco di Desio e della Brianza SpA	15,821	162,009
*	Banco Popolare Scarl	195,545	3,697,550
#	Beghelli SpA	52,121	80,052
	Benetton Group SpA	28,357	375,454
	Benetton Group SpA Sponsored ADR	3,400	90,481
	Biesse SpA	3,460	70,053
	Bonifica Terreni Ferraresi e Imprese Agricole SpA	492	24,150
	Brembo SpA	12,137	182,516
	Bulgari SpA	24,528	273,091
	Buzzi Unicem SpA	29,999	735,985
	C.I.R. SpA - Compagnie Industriali Riunite	221,819	683,420
#	Caltagirone Editore SpA	14,104	82,725
	Caltagirone SpA	13,425	118,074
	Carraro SpA	6,094	53,346
#	Cembre SpA	4,534	38,364
	Cementir SpA	30,925	271,632
	Centrale del Latte di Torino & Co. SpA	5,071	20,463
#	Class Editore SpA	14,430	26,770
#	Credito Artigiano SpA	18,657	81,490
*	Credito Artigiano SpA 2008 Shares	4,664	19,614
	Credito Bergamasco SpA	7,986	335,184
	Credito Emiliano SpA	34,158	439,456
	Cremonini SpA	26,658	97,675
	Danieli & Co. SpA	6,865	196,185
	Davide Campari - Milano SpA	53,155	456,460
	De Longhi SpA	19,764	89,137
# *	Digital Multimedia Technologies SpA	1,000	35,847

*	Ducati Motor Holding SpA	63,040	$156,928
#	Emak SpA	5,067	37,993
	Enel SpA	48,642	524,862
#	Enel SpA Sponsored ADR	20,800	1,126,488
	Eni SpA	2,426	83,772
	Eni SpA Sponsored ADR	111,450	7,682,249
#	ERG SpA	24,575	473,548
	Ergo Previdenza SpA	6,218	37,867
#	Esprinet SpA	2,155	24,312
	Fiat SpA	113,409	2,397,028
	Fiat SpA Sponsored ADR	8,900	190,100
*	Fiera Milano SpA	2,610	18,177
	Finmeccanica SpA	63,688	1,958,619
	Fondiaria - Sai SpA	36,523	1,620,882
#	Gemina SpA	75,403	122,620
	Geox SpA	10,000	146,911
	Gewiss SpA	8,038	48,514
#	Granitifiandre SpA	4,023	42,283
*	GreenergyCapital SpA	36,320	5,073
*	Gruppo Coin SpA	4,090	26,486
#	Gruppo Editoriale L’Espresso SpA	52,206	214,619
	Hera SpA	94,575	426,459
*	Immobiliare Lombardia SpA	587,963	116,441
	Immsi SpA	36,638	60,105
*	Impregilo SpA	76,656	408,952
	Indesit Co. SpA	9,574	119,451
	Industria Macchine Automatique SpA	2,112	43,352
	Intek SpA	29,947	28,015
	Interpump Group SpA	3,715	33,284
	Intesa Sanpaolo SpA	1,181,101	7,932,808
	Intesa Sanpaolo Sponsored ADR	14,017	568,154
	Iride SpA	106,893	361,382
#	Italcementi SpA	37,451	761,821
	Italmobiliare SpA	2,773	250,101
# *	Juventus Football Club SpA	15,523	20,257
*	KME Group SpA	36,320	64,539
#	Lottomatica SpA	25,306	913,779
	Luxottica Group SpA	1,585	43,665
	Luxottica Group SpA Sponsored ADR	5,700	156,750
*	Marazzi Grouppo Ceramiche SpA	13,203	113,474
	Mariella Burani SpA	1,823	47,502
	Marr SpA	9,000	91,023
	Mediaset SpA	120,394	1,087,256
	Mediobanca SpA	121,102	2,336,409
#	Mediolanum SpA	24,315	152,951
	Meliorbanca SpA	16,355	76,568
	Milano Assicurazioni SpA	102,480	671,539
	Mirato SpA	1,421	15,819
#	Mondadori (Arnoldo) Editore SpA	34,665	280,234
*	Montefibre SpA	52,254	46,087
	Navigazione Montanari SpA	13,409	56,113
	PanariaGroup Industrie Ceramiche SpA	4,000	22,811
	Permasteelisa SpA	3,863	75,882
# *	Pininfarina SpA	795	12,124
	Pirelli & C.Real Estate SpA	3,022	116,912

	Premafin Finanziaria SpA	105,429	$254,315
	Premuda SpA	34,347	66,261
	Recordati SpA	24,331	191,464
*	Reno de Medici SpA	75,191	53,075
# *	Risanamento Napoli SpA	15,429	64,372
#	Sabaf SpA	1,075	27,341
	SAES Getters SpA	1,863	50,260
	Saipem SpA	12,588	514,289
*	Saras SpA Raffinerie Sarde	86,463	443,504
	SAVE SpA	3,600	65,171
	Seat Pagine Gialle SpA	467,000	137,182
	Snam Rete Gas SpA	58,890	409,512
*	Snia SpA	17,315	14,964
# *	Societa Partecipazioni Finanziarie SpA	108,401	78,874
#	Societe Cattolica di Assicurazoni Scrl SpA	22,714	1,044,907
#	Socotherm SpA	3,685	32,104
	Sogefi SpA	15,823	133,465
	Sol SpA	10,929	75,202
*	Sorin SpA	128,586	231,173
*	Stefanel SpA	11,817	22,096
# *	Telecom Italia Media SpA	322,761	88,636
	Telecom Italia SpA	17,080	42,583
	Telecom Italia SpA Sponsored ADR	151,200	3,767,904
	Terna SpA	199,850	864,452
# *	Tiscali SpA	59,420	168,361
#	Tod’s SpA	2,600	159,839
	Trevi Finanziaria SpA	4,872	93,266
	UniCredito Italiano SpA	1,012,131	7,446,040
	Unione di Banche Italiane ScpA	178,818	4,204,169
	Unipol Gruppo Finanziario SpA	313,909	884,294
	Vianini Lavori SpA	5,760	80,794
	Vittoria Assicurazioni SpA	4,874	81,275
TOTAL COMMON STOCKS			77,620,130

RIGHTS/WARRANTS — (0.0%)
*	Banca Italease SpA Rights 11/30/07	4,000	4,433
*	Credito Artigiano SpA Rights 03/07/08	18,657	3
# *	Intek SpA Rights 06/13/08	11,090	1,296
TOTAL RIGHTS/WARRANTS			5,732

TOTAL — ITALY			77,625,862

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
	A&A Material Corp.	12,000	11,309
# *	ABILIT Corp.	8,900	12,589
	Achilles Corp.	97,000	122,850
	Adeka Corp.	43,400	435,277
#	Aderans Holdings Co., Ltd.	17,200	312,046
#	Advan Co., Ltd.	9,800	78,792
	Advantest Corp.	3,200	79,642
#	Advantest Corp. ADR	10,000	248,800
	AEON Co., Ltd.	156,000	1,879,587
#	Aeon Delight Co., Ltd.	2,600	54,083

#	Aeon Fantasy Co., Ltd.	2,500	$34,930
	Aeon Mall Co., Ltd.	6,800	166,759
#	Ahresty Corp.	9,400	117,686
	Ai Holdings Corp.	13,000	65,469
	Aica Kogyo Co., Ltd.	28,900	262,053
	Aichi Corp.	9,100	78,070
	Aichi Machine Industry Co., Ltd.	42,000	80,672
#	Aichi Steel Corp.	53,000	265,030
	Aida Engineering, Ltd.	28,000	166,599
	Aigan Co., Ltd.	8,800	61,645
	Aioi Insurance Co., Ltd.	322,000	1,654,544
#	Aiphone Co., Ltd.	9,800	151,384
	Air Water, Inc.	51,000	530,412
	Airport Facilities Co., Ltd.	19,400	137,434
	Aisan Industry Co., Ltd.	12,100	126,995
	Aisin Seiki Co., Ltd.	32,500	1,294,552
	Ajinomoto Co., Inc.	124,000	1,490,480
#	Akebono Brake Industry Co., Ltd.	24,500	163,413
	Akindo Sushiro Co., Ltd.	1,000	20,763
	Alfresa Holdings Corp.	11,100	770,798
	All Nippon Airways Co., Ltd.	35,000	145,599
*	Allied Telesis Holdings K.K.	10,900	6,916
	Aloka Co., Ltd.	9,000	127,572
	Alpha Corp.	3,500	47,344
	Alpha Systems, Inc.	5,500	161,305
	Alpine Electronics, Inc.	21,300	251,898
	Alps Electric Co., Ltd.	86,700	1,013,110
	Alps Logistics Co., Ltd.	7,100	64,441
	Altech Corp.	2,600	26,571
	Amada Co., Ltd.	184,000	1,383,197
#	Amano Corp.	32,800	378,173
	Amiyaki Tei Co., Ltd.	13	25,928
#	Amuse, Inc.	5,000	118,872
	Ando Corp.	38,000	52,599
	Anest Iwata Corp.	17,000	67,220
#	Anritsu Corp.	46,000	149,136
#	AOC Holdings, Inc.	20,100	209,177
	AOI Electronics Co., Ltd.	1,400	18,115
	AOKI Holdings, Inc.	9,700	172,526
	Aoyama Trading Co., Ltd.	28,200	591,578
	Arakawa Chemical Industries, Ltd.	7,300	79,977
#	Araya Industrial Co., Ltd.	18,000	45,332
#	Arealink Co., Ltd.	290	22,415
#	Ariake Japan Co., Ltd.	9,200	123,018
#	Arisawa Manufacturing Co., Ltd.	14,200	111,287
	Aronkasei Co., Ltd.	18,000	62,544
#	ART Corp.	2,800	46,756
	As One Corp.	4,900	99,770
	Asahi Breweries, Ltd.	73,000	1,364,516
	Asahi Diamond Industrial Co., Ltd.	27,000	182,518
	Asahi Glass Co., Ltd.	95,000	1,082,042
	Asahi Kasei Corp.	227,000	1,249,259
	Asahi Kogyosha Co., Ltd.	14,000	45,466
	Asahi Organic Chemicals Industry Co., Ltd.	32,000	84,991
	Asahi Pretec Corp.	2,400	67,201

# *	Asahi Tec Corp.	104,000	$98,164
	Asanuma Corp.	11,000	14,008
#	Asatsu-Dk, Inc.	15,800	510,035
	Ashimori Industry Co., Ltd.	14,000	24,243
#	Asics Corp.	10,000	116,548
	ASKA Pharmaceutical Co., Ltd.	12,000	109,146
	Astellas Pharma, Inc.	18,900	826,039
	Asti Corp.	4,000	11,506
#	Asunaro Aoki Construction Co., Ltd.	23,500	136,336
# *	Atom Corp.	2,600	10,866
	Atsugi Co., Ltd.	86,000	106,814
	Aucnet, Inc.	3,400	44,113
	Autobacs Seven Co., Ltd.	16,200	366,681
#	Avex Group Holdings, Inc.	8,500	96,422
#	Azel Corp.	23,000	47,975
	Bando Chemical Industries, Ltd.	45,000	162,875
#	Bank of the Ryukyus, Ltd.	18,800	168,087
	Bank of Yokohama, Ltd.	258,000	1,673,720
#	Belluna Co., Ltd.	14,950	98,005
	Benesse Corp.	18,700	764,850
#	Best Denki Co., Ltd.	29,000	230,022
#	Bookoff Corp.	6,200	30,105
	Bosch Corp.	74,000	307,520
	Bridgestone Corp.	95,100	1,564,481
	Brother Industries, Ltd.	100,200	1,065,100
	Bunka Shutter Co., Ltd.	23,000	86,655
#	CAC Corp.	9,200	67,653
	Calsonic Kansei Corp.	77,000	317,310
	Canon Electronics, Inc.	6,200	139,114
	Canon Finetech, Inc.	15,200	190,727
	Canon Marketing Japan, Inc.	36,700	651,710
	Canon, Inc. Sponsored ADR	25,050	1,123,743
#	Capcom Co., Ltd.	5,800	159,066
	Casio Computer Co., Ltd.	93,400	1,214,498
	Cawachi, Ltd.	6,900	180,021
#	Central Finance Co., Ltd.	47,000	139,876
	Central Glass Co., Ltd.	87,000	384,135
	Central Japan Railway Co.	37	352,338
	Central Security Patrols Co., Ltd.	3,100	29,028
	Century Leasing System, Inc.	16,400	135,731
	CFS Corp.	4,500	20,840
#	Chino Corp.	24,000	60,782
#	Chiyoda Co., Ltd.	13,000	189,632
	Chiyoda Corp.	15,000	150,404
	Chofu Seisakusho Co., Ltd.	10,500	186,779
*	Chori Co., Ltd.	27,000	26,300
	Chubu Electric Power Co., Ltd.	21,500	541,577
	Chubu Shiryo Co., Ltd.	10,000	62,043
#	Chudenko Corp.	14,000	208,953
	Chuetsu Pulp and Paper Co., Ltd.	45,000	78,917
	Chugai Mining Co., Ltd.	85,000	36,200
	Chugai Pharmaceutical Co., Ltd.	17,400	201,230
#	Chugai Ro Co., Ltd.	31,000	112,481
#	Chugoku Marine Paints, Ltd.	30,000	242,459
	Chuo Denki Kogyo Co., Ltd.	7,000	73,613

	Chuo Mitsui Trust Holdings, Inc.	206,000	$1,420,048
	Chuo Spring Co., Ltd.	13,000	46,178
#	Circle K Sunkus Co., Ltd.	25,700	385,105
#	Citizen Holdings Co., Ltd.	127,200	1,068,139
	CKD Corp.	27,800	182,771
#	Clarion Co., Ltd.	103,000	264,838
#	Cleanup Corp.	10,000	53,364
	CMK Corp.	19,700	156,956
	Coca-Cola Central Japan Co., Ltd.	22	180,688
	Coca-Cola West Japan Co., Ltd.	28,002	608,377
#	Colowide Co., Ltd.	3,500	18,229
# *	Columbia Music Entertainment, Inc.	23,000	14,023
	Commuture Corp.	14,000	75,739
	Computer Engineering & Consulting, Ltd.	6,600	55,020
#	Comsys Holdings Corp.	60,000	486,306
*	Co-Op Chemical Co., Ltd.	23,000	27,585
	Core Corp.	6,100	38,824
	Corona Corp.	10,400	133,718
#	Cosel Co., Ltd.	8,300	86,916
#	Cosmo Oil Co., Ltd.	326,000	1,077,256
#	Cosmo Securities Co., Ltd.	79,000	76,998
	Create Medic Co., Ltd.	3,000	25,582
	Credit Saison Co., Ltd.	34,100	934,255
# *	Creed Corp.	73	97,061
	Cross Plus, Inc.	2,000	20,242
	CSK Holdings Corp.	31,200	783,623
	CTI Engineering Co., Ltd.	4,600	26,708
#	Culture Convenience Club Co., Ltd.	29,700	115,571
	Cybozu, Inc.	20	5,970
#	D&M Holdings, Inc.	40,000	104,501
	Dai Nippon Printing Co., Ltd.	169,000	2,665,213
#	Dai Nippon Screen Mfg. Co., Ltd.	106,000	468,399
#	Dai Nippon Sumitomo Pharma Co., Ltd.	84,000	701,699
	Dai Nippon Toryo, Ltd.	53,000	63,632
#	Daibiru Corp.	9,000	83,863
	Daicel Chemical Industries, Ltd.	142,000	799,876
	Dai-Dan Co., Ltd.	20,000	84,061
	Daido Kogyo Co., Ltd.	11,000	22,498
#	Daido Metal Co., Ltd.	13,000	73,835
#	Daido Steel Co., Ltd.	117,000	825,308
#	Daidoh, Ltd.	13,300	154,729
	Daifuku Co., Ltd.	24,500	322,364
	Daihatsu Motor Co., Ltd.	100,000	1,060,625
	Daihen Corp.	36,000	130,122
	Daiho Corp.	10,000	12,245
#	Daiichi Chuo Kisen Kaisha	15,000	108,284
#	Daiichi Jitsugyo Co., Ltd.	18,000	77,517
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	1,800	56,088
	Dai-ichi Kogyo Seiyaku Co., Ltd.	18,000	40,092
	Daiichi Sankyo Co, Ltd.	19,900	617,567
#	Daiken Corp.	50,000	101,218
#	Daiki Aluminium Industry Co., Ltd.	10,000	38,908
	Daikin Industries, Ltd.	6,000	269,985
	Daiko Clearing Services Corp.	9,000	52,616
	Daikoku Denki Co., Ltd.	5,500	50,191

#	Daikyo, Inc.	98,392	$232,290
#	Daimei Telecom Engineering Corp.	22,000	176,153
	Dainichi Co., Ltd.	8,100	40,955
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	34,000	128,279
	Dainippon Ink & Chemicals, Inc.	219,000	796,699
#	Daio Paper Corp.	43,000	309,842
#	Daiseki Co., Ltd.	2,926	83,130
#	Daiso Co., Ltd.	36,000	120,463
*	Daisue Construction Co., Ltd.	70,000	41,543
	Daisyo Corp.	8,100	103,634
	Daito Trust Construction Co., Ltd.	4,100	222,426
*	Daito Woolen Spinning & Weaving Co., Ltd.	22,000	20,258
	Daiwa House Industry Co., Ltd.	143,000	1,460,172
	Daiwa Industries, Ltd.	15,000	69,499
	Daiwa Securities Co., Ltd.	241,000	2,234,619
	Daiwa Seiko, Inc.	27,000	49,095
#	Daiwabo Co., Ltd.	49,000	122,122
#	Daiwabo Information System Co., Ltd.	8,500	151,530
	DC Co., Ltd.	7,000	20,192
#	DCM Japan Holdings Co., Ltd.	37,480	198,476
	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	185,000	618,163
#	Denki Kogyo Co., Ltd.	30,000	174,133
	Denso Corp.	45,400	1,694,852
	Dentsu, Inc.	541	1,248,888
	Denyo Co., Ltd.	9,700	92,131
	Descente, Ltd.	22,000	115,319
# *	DIA Kensetsu Co., Ltd.	18,500	5,717
	Dijet Industrial Co., Ltd.	13,000	29,504
#	Disco Corp.	5,800	272,589
	DMW Corp.	900	16,018
#	Don Quijote Co., Ltd.	12,500	200,204
#	Doshisha Co., Ltd.	6,000	94,242
	DOUTOR NICHIRES Holdings Co., Ltd.	12,523	227,461
	Dowa Holdings Co., Ltd.	108,000	753,335
# *	Dream Incubator, Inc.	25	23,373
	DTS Corp.	9,000	150,475
#	Dwango Co., Ltd.	46	119,387
#	DyDo Drinco, Inc.	4,700	190,545
	Dynic Corp.	12,000	24,751
	eAccess, Ltd.	211	136,415
#	Eagle Industry Co., Ltd.	12,000	106,723
	East Japan Railway Co.	73	585,924
#	Ebara Corp.	195,000	555,594
	Echo Trading Co., Ltd.	3,000	28,304
#	Edion Corp.	40,200	395,316
	Eiken Chemical Co., Ltd.	10,000	90,230
	Eisai Co., Ltd.	11,700	421,954
	Eizo Nanao Corp.	7,800	185,762
	Electric Power Development Co., Ltd.	9,300	336,533
# *	Elpida Memory, Inc.	40,800	1,353,842
# *	Eneserve Corp.	11,300	45,368
#	Enplas Corp.	7,700	83,038
#	Enshu, Ltd.	37,000	43,830
	Ensuiko Sugar Refining Co., Ltd.	11,000	19,966
	Epson Toyocom Corp.	31,000	118,903

#	ESPEC Corp.	7,000	$61,955
#	Exedy Corp.	9,600	286,944
#	Ezaki Glico Co., Ltd.	46,000	494,281
	FALCO biosystems, Ltd.	4,000	23,410
#	FamilyMart Co., Ltd.	19,800	583,455
#	Fancl Corp.	16,800	220,389
	Fanuc, Ltd.	4,600	428,853
#	Fast Retailing Co., Ltd.	2,800	206,843
# *	FDK Corp.	39,000	47,696
	Foster Electric Co., Ltd.	7,000	174,062
#	FP Corp.	5,000	132,330
#	France Bed Holdings Co., Ltd.	66,000	85,409
#	Fudo Tetra Corp.	45,000	43,693
#	Fuji Co., Ltd.	8,200	135,227
#	Fuji Corp., Ltd.	19,200	61,154
	Fuji Electric Holdings Co., Ltd.	281,000	1,073,170
	Fuji Heavy Industries, Ltd.	295,000	1,286,930
#	Fuji Kiko Co., Ltd.	11,000	17,812
#	Fuji Kyuko Co., Ltd.	14,000	52,082
	Fuji Oil Co., Ltd.	31,500	276,284
	Fuji Oozx, Inc.	6,000	23,770
#	Fuji Soft, Inc.	16,500	253,502
# *	Fujibo Holdings, Inc.	50,000	74,260
	Fujicco Co., Ltd.	11,600	129,142
	FUJIFILM Holdings Corp.	76,400	2,864,845
	Fujikura Kasei Co., Ltd.	8,200	62,833
	Fujikura Rubber, Ltd.	5,000	22,200
	Fujikura, Ltd.	173,000	851,922
	Fujita Corp.	3,700	9,167
#	Fujita Kanko, Inc.	11,000	69,337
	Fujitec Co., Ltd.	20,000	101,217
	Fujitsu Business Systems, Ltd.	8,600	96,892
	Fujitsu Frontech, Ltd.	7,000	60,404
*	Fujitsu General, Ltd.	13,000	46,411
	Fujitsu, Ltd.	229,542	1,633,218
# *	Fujiya Co., Ltd.	46,000	67,216
	Fukuda Corp.	5,000	13,872
	Fukuoka Financial Group, Inc.	249,000	1,276,342
	Fukushima Bank, Ltd.	109,000	98,937
	Fukusima Industries Corp.	2,500	22,648
#	Fukuyama Transporting Co., Ltd.	82,000	300,146
	Fumakilla, Ltd.	16,000	62,779
	Funai Consulting, Co., Ltd.	10,500	61,293
	Funai Electric Co., Ltd.	9,400	265,300
#	Furukawa Co., Ltd.	93,000	176,147
	Furukawa Electric Co., Ltd.	313,000	1,102,265
	Furusato Industries, Ltd.	5,900	58,421
#	Fuso Pharmaceutical Industries, Ltd.	44,000	112,446
	Futaba Corp.	18,700	331,097
	Futaba Industrial Co., Ltd.	25,500	617,793
#	Future Architect, Inc.	69	36,525
	Fuyo General Lease Co., Ltd.	9,400	280,673
	G-7 Holdings, Inc.	5,000	23,912
#	Gakken Co., Ltd.	45,000	106,738
	Gecoss Corp.	11,700	58,087

#	GEO Co., Ltd.	42	$43,378
	Glory, Ltd.	30,500	693,108
# *	GMO Internet, Inc.	15,800	75,962
	Godo Steel, Ltd.	63,000	200,925
	Goldcrest Co., Ltd.	9,160	248,190
*	Goldwin, Inc.	31,000	62,018
	Gourmet Kineya Co., Ltd.	7,000	52,605
# *	Green Hospital Supply, Inc.	104	86,052
#	Gro-BeLS Co., Ltd.	21,000	31,421
#	GS Yuasa Corp.	166,000	411,337
*	GSI Creos Corp.	12,000	13,136
	Gulliver International Co., Ltd.	1,090	43,687
#	Gun-Ei Chemical Industry Co., Ltd.	30,000	61,861
#	Gunze, Ltd.	95,000	440,266
	H20 Retailing Corp.	70,000	503,192
	Hagoromo Foods Corp.	3,000	27,974
	Hakuhodo Dy Holdings, Inc.	11,310	647,194
	Hakuto Co., Ltd.	6,900	68,606
	Hamamatsu Photonics K.K.	4,800	145,309
	Hankyu Hanshin Holdings, Inc.	337,000	1,493,730
#	Hanwa Co., Ltd.	98,000	451,677
#	Happinet Corp.	4,100	52,791
	Harashin Narus Holdings Co., Ltd.	5,700	54,247
	Harima Chemicals, Inc.	4,000	21,005
	Haruyama Trading Co., Ltd.	2,400	14,169
*	Haseko Corp.	206,000	310,700
# *	Hayashikane Sangyo Co., Ltd.	20,000	16,985
	Hazama Corp.	59,300	55,945
	Heiwa Corp.	20,900	210,121
#	Heiwado Co., Ltd.	15,400	238,547
	Hibiya Engineering, Ltd.	15,000	109,373
	Higashi-Nippon Bank, Ltd.	69,000	238,598
#	Hikari Tsushin, Inc.	10,800	327,117
	Hino Motors, Ltd.	98,000	694,286
	Hirose Electric Co., Ltd.	6,100	646,311
	HIS Co., Ltd.	8,500	142,285
	Hisamitsu Pharmaceutical Co., Inc.	6,800	216,842
	Hitachi Cable, Ltd.	83,000	371,078
	Hitachi Chemical Co., Ltd.	30,400	579,293
	Hitachi Construction Machinery Co., Ltd.	6,200	169,271
	Hitachi High-Technologies Corp.	28,100	547,771
	Hitachi Information Systems, Ltd.	11,100	218,028
	Hitachi Koki Co., Ltd.	24,900	347,858
	Hitachi Kokusai Electric, Inc.	34,000	383,860
	Hitachi Maxell, Ltd.	22,700	248,587
	Hitachi Medical Corp.	17,000	132,625
	Hitachi Metals Techno, Ltd.	3,500	15,985
	Hitachi Metals, Ltd.	17,000	237,701
#	Hitachi Plant Technologies, Ltd.	45,000	177,030
#	Hitachi Software Engineering Co., Ltd.	13,800	326,343
	Hitachi Systems & Services, Ltd.	5,000	96,678
	Hitachi Tool Engineering, Ltd.	10,800	122,437
	Hitachi Transport System, Ltd.	30,000	367,111
# *	Hitachi Zosen Corp.	192,000	193,398
	Hitachi, Ltd.	4,000	28,983

	Hitachi, Ltd. Sponsored ADR	54,600	$3,897,348
	Hochiki Corp.	5,000	32,055
	Hodogaya Chemical Co., Ltd.	29,000	68,133
	Hogy Medical Co., Ltd.	3,300	155,537
	Hokkaido Electric Power Co., Inc.	10,800	241,848
	Hokkaido Gas Co., Ltd.	33,000	81,903
	Hokkan Holdings, Ltd.	20,000	53,773
	Hokko Chemical Industry Co., Ltd.	14,000	42,154
	Hokuetsu Industries Co., Ltd.	10,000	35,221
#	Hokuetsu Paper Mills, Ltd.	56,000	247,752
	Hokuhoku Financial Group, Inc.	500,000	1,413,725
#	Hokuriku Electric Industry Co., Ltd.	35,000	50,977
	Hokuriku Electric Power Co., Inc.	19,800	440,913
#	Hokuto Corp.	6,100	104,734
	Honda Motor Co., Ltd.	16,700	509,773
	Honda Motor Co., Ltd. Sponsored ADR	199,669	6,109,871
#	Horiba, Ltd.	7,700	252,242
	Horipro, Inc.	4,200	46,716
#	Hosiden Corp.	20,300	348,324
#	Hosokawa Micron Corp.	10,000	69,413
#	House Foods Corp.	36,000	547,800
#	Howa Machinery, Ltd.	68,000	55,105
	Hoya Corp.	9,700	246,117
	I Metal Technology Co., Ltd.	14,000	24,513
	Ibiden Co., Ltd.	6,100	291,280
	IBJ Leasing Co., Ltd.	10,000	191,517
	Ichiken Co., Ltd.	22,000	48,597
#	Ichikoh Industries, Ltd.	28,000	62,698
	Ichinen Co., Ltd.	9,500	38,099
#	Ichiyoshi Securities Co., Ltd.	20,000	208,239
#	Icom, Inc.	4,100	106,813
#	Idec Corp.	11,200	133,170
	Ihara Chemical Industry Co., Ltd.	27,000	58,400
	IHI Corp.	501,000	981,008
	Iino Kaiun Kaisha, Ltd.	24,500	219,187
# *	Ikegami Tsushinki Co., Ltd.	35,000	59,577
# *	Image Holdings Co., Ltd.	7,400	28,931
	Imasen Electric Industrial Co., Ltd.	6,200	84,956
#	Imperial Hotel, Ltd.	3,150	147,927
	Impress Holdings, Inc.	43	5,517
#	Inaba Denki Sangyo Co., Ltd.	6,500	232,008
	Inaba Seisakusho Co., Ltd.	6,300	80,096
	Inabata and Co., Ltd.	23,800	122,770
#	Inageya Co., Ltd.	23,000	200,405
	Ines Corp.	19,100	98,688
#	Information Services International-Dentsu, Ltd.	7,500	64,083
	INPEX Holdings, Inc.	31	359,087
	INTEC Holdings, Ltd.	10,000	142,204
#	Inui Steamship Co., Ltd.	8,000	119,533
	Inui Tatemono Co., Ltd.	5,000	53,681
#	Invoice, Inc.	1,390	29,639
	ISE Chemicals Corp.	9,000	64,007
# *	Iseki & Co., Ltd.	82,000	114,790
	Isetan Co., Ltd.	71,300	847,024
*	Ishihara Sangyo Kaisha, Ltd.	122,000	273,474

#	Ishii Hyoki Co., Ltd.	1,300	$22,308
#	Ishii Iron Works Co., Ltd.	23,000	39,604
	Ishizuka Glass Co., Ltd.	12,000	25,546
	Isuzu Motors, Ltd.	104,000	473,589
#	ITO EN, Ltd. (6455789)	11,800	240,436
	ITO EN, Ltd. (B23PWV0)	1,830	26,207
	Itochu Corp.	147,000	1,547,963
	Itochu Enex Co., Ltd.	20,500	114,057
	Itochu Techno-Solutions Corp.	10,900	304,955
	Itochu-Shokuhin Co., Ltd.	5,000	146,719
#	Itoham Foods, Inc.	72,000	397,517
#	Itoki Corp.	14,000	87,528
	Iwasaki Electric Co., Ltd.	30,000	73,492
#	Iwatani International Corp.	85,000	236,811
*	Iwatsu Electric Co., Ltd.	58,000	61,067
#	Izumi Co., Ltd.	9,800	140,545
	Izumiya Co., Ltd.	41,000	197,835
*	Izutsuya Co., Ltd.	24,000	21,276
# *	J Bridge Corp.	23,600	16,398
#	J Front Retailing Co., Ltd.	44,600	292,049
	Jalux, Inc.	2,000	34,571
	Jamco Corp.	8,000	60,586
#	Janome Sewing Machine Co., Ltd.	59,000	50,315
*	Japan Airlines System Corp.	52,000	128,306
#	Japan Airport Terminal Co., Ltd.	23,800	442,250
	Japan Aviation Electronics Industry, Ltd.	19,000	198,427
	Japan Business Computer Co., Ltd.	8,900	67,461
	Japan Carlit Co., Ltd.	4,600	21,821
#	Japan Cash Machine Co., Ltd.	9,300	81,254
#	Japan Digital Laboratory Co., Ltd.	10,400	132,879
	Japan Foundation Engineering Co., Ltd.	8,600	20,880
#	Japan Kenzai Co., Ltd.	4,300	22,710
*	Japan Medical Dynamic Marketing, Inc.	2,600	6,082
	Japan Petroleum Exploration Co., Ltd.	5,000	348,848
	Japan Pulp & Paper Co., Ltd.	40,000	147,023
	Japan Radio Co., Ltd.	49,000	137,763
	Japan Tobacco, Inc.	118	596,071
#	Japan Transcity Corp.	24,000	98,606
#	Japan Vilene Co., Ltd.	25,000	101,223
	Jastec Co., Ltd.	8,100	66,750
	JBIS Holdings, Inc.	14,000	47,123
	Jeans Mate Corp.	5,400	39,610
#	Jeol, Ltd.	34,000	124,506
	JFE Holdings, Inc.	19,100	851,054
#	JFE Shoji Holdings, Inc.	39,000	252,885
	JGC Corp.	18,000	291,898
#	Jidosha Buhin Kogyo Co., Ltd.	7,000	31,569
	JMS Co., Ltd.	6,000	12,979
# *	Joban Kosan Co., Ltd.	32,000	49,001
	J-Oil Mills, Inc.	51,000	127,505
#	Joint Corp.	14,800	191,038
#	Joshin Denki Co., Ltd.	18,000	154,466
	JS Group Corp.	71,900	1,222,796
	JSP Corp.	12,400	118,292
	JSR Corp., Tokyo	7,300	160,218

	JTEKT Corp.	26,800	$474,808
#	Juki Corp.	50,000	221,280
	Juroku Bank, Ltd.	147,000	762,658
	Jyomo Co., Ltd.	37,000	50,239
	K.R.S. Corp.	2,100	17,299
	Kabuki-Za Co., Ltd.	1,000	45,348
#	Kadokawa Holdings, Inc.	9,100	202,805
	Kaga Electronics Co., Ltd.	10,300	129,484
#	Kagome Co., Ltd.	22,900	396,743
	Kajima Corp.	455,000	1,412,149
# *	Kakaku.com, Inc.	24	136,182
	Kaken Pharmaceutical Co., Ltd.	35,000	278,934
#	Kamagai Gumi Co., Ltd.	51,000	55,468
	Kameda Seika Co., Ltd.	6,000	98,000
	Kamei Corp.	13,000	61,091
	Kamigumi Co., Ltd.	134,000	1,011,003
	Kanaden Corp.	13,000	69,196
	Kanagawa Chuo Kotsu Co., Ltd.	11,000	54,174
	Kanamoto Co., Ltd.	11,000	70,690
#	Kandenko Co., Ltd.	47,000	251,973
	Kaneka Corp.	156,000	1,085,325
*	Kanematsu Corp.	141,000	197,842
	Kanematsu Electronics, Ltd.	10,900	78,244
	Kansai Electric Power Co., Inc.	25,800	631,227
	Kansai Paint Co., Ltd.	107,000	770,092
	Kanto Auto Works, Ltd.	18,046	244,119
	Kanto Denka Kogyo Co., Ltd.	16,000	90,338
	Kanto Natural Gas Development Co., Ltd.	13,000	71,797
	Kao Corp.	14,000	431,029
	Kasai Kogyo Co., Ltd.	7,000	19,322
	Kasumi Co., Ltd.	15,000	78,236
#	Katakura Industries Co., Ltd.	9,900	166,861
	Kato Sangyo Co., Ltd.	11,300	126,759
	Kato Works Co., Ltd.	25,000	97,236
*	Kawada Industries, Inc.	10,000	14,592
	Kawaguchi Metal Industries Co., Ltd.	10,000	29,875
	Kawai Musical Instruments Manufacturing Co., Ltd.	39,000	59,902
	Kawasaki Heavy Industries, Ltd.	486,000	1,170,049
	Kawasaki Kasei Chemicals, Ltd.	23,000	41,513
	Kawasaki Kinkai Kisen Kaisha, Ltd.	6,000	24,687
	Kawasaki Kisen Kaisha, Ltd.	106,000	1,075,266
# *	Kawashima Selkon Textiles Co., Ltd.	16,000	14,933
	Kawasumi Laboratories, Inc.	3,000	19,543
#	Kayaba Industry Co., Ltd.	59,000	240,713
	KDDI Corp.	89	540,722
	Keihanshin Real Estate Co., Ltd.	10,000	40,255
	Keihin Corp.	20,700	334,023
#	Keihin Electric Express Railway Co., Ltd.	89,000	606,347
	Keio Corp.	98,000	554,792
	Keisei Electric Railway Co., Ltd.	57,000	298,297
#	Keiyo Co., Ltd.	19,100	97,409
#	Kenedix, Inc.	263	347,523
	Kentucky Fried Chicken Japan, Ltd.	5,000	84,880
#	Kenwood Corp.	153,000	165,681
#	Key Coffee, Inc.	9,900	143,034

	Keyence Corp.	1,700	$396,663
#	Kibun Food Chemifa Co., Ltd.	7,500	63,514
#	Kikkoman Corp.	57,000	658,157
# *	Kimura Chemical Plants Co., Ltd.	4,100	40,049
	Kinden Corp.	59,000	549,933
# *	Kinki Nippon Tourist Co., Ltd.	34,000	69,898
#	Kinki Sharyo Co., Ltd.	21,000	68,031
#	Kintetsu Corp.	104,000	348,395
	Kintetsu World Express, Inc.	4,900	114,020
# *	Kinugawa Rubber Industrial Co., Ltd.	11,000	17,624
	Kioritz Corp.	20,000	40,219
	Kirin Holdings Co., Ltd.	169,000	2,836,159
# *	Kishu Paper Co., Ltd.	10,000	12,013
	Kisoji Co., Ltd.	5,400	111,103
#	Kissei Pharmaceutical Co., Ltd.	19,000	383,144
	Kitagawa Iron Works Co., Ltd.	47,000	99,663
	Kitano Construction Corp.	26,000	51,788
#	Kitz Corp.	52,000	289,341
	Kiyo Holdings, Inc.	352,000	538,661
	Koa Corp.	19,900	127,805
	Koatsu Gas Kogyo Co., Ltd.	25,000	150,450
#	Kobayashi Pharmaceutical Co., Ltd.	7,400	291,125
#	Kobayashi Yoko Co., Ltd.	1,900	9,447
	Kobe Steel, Ltd.	351,000	1,094,386
#	Koei Co., Ltd.	11,600	190,494
#	Kohnan Shoji Co., Ltd.	11,700	138,356
	Kohsoku Corp.	5,000	28,489
	Koike Sanso Kogyo Co., Ltd.	12,000	63,272
	Koito Industries, Ltd.	7,000	24,478
	Koito Manufacturing Co., Ltd.	42,000	550,482
#	Kojima Co., Ltd.	9,100	47,765
#	Kokuyo Co., Ltd.	42,164	344,782
	Komai Tekko, Inc.	12,000	20,525
	Komatsu Seiren Co., Ltd.	19,000	78,174
	Komatsu Wall Industry Co., Ltd.	4,800	59,769
	Komatsu, Ltd.	20,200	513,171
	Komeri Co., Ltd.	14,600	341,981
	Komori Corp.	28,300	590,591
	Konaka Co., Ltd.	10,880	64,273
	Konami Co., Ltd.	8,000	264,902
	Konami Corp. ADR	9,870	324,427
	Konica Minolta Holdings, Inc.	30,500	432,098
	Konishi Co., Ltd.	10,000	89,226
	Kosaido Co., Ltd.	5,400	31,502
	Kose Corp.	11,000	251,543
#	Kosei Securities Co., Ltd.	36,000	41,647
*	Kosugi Sangyo Co., Ltd.	85,000	25,013
	Ku Holdings Co., Ltd.	4,400	21,862
	Kubota Corp.	15,000	101,755
#	Kubota Corp. Sponsored ADR	47,300	1,602,997
#	Kumiai Chemical Industry Co., Ltd.	25,000	37,013
#	Kura Corp.	26	60,271
	Kurabo Industries, Ltd.	89,000	187,873
	Kuraray Co., Ltd.	88,500	1,055,696
	Kureha Corp.	66,000	394,931

	Kurimoto, Ltd.	39,000	$53,041
	Kurita Water Industries, Ltd.	11,800	371,969
	Kuroda Electric Co., Ltd.	15,500	238,936
#	Kurosaki Harima Corp.	19,000	52,176
	K’s Holdings Corp.	13,800	247,369
	Kyocera Corp.	3,400	278,141
	Kyocera Corp. Sponsored ADR	23,300	1,888,232
	Kyoden Co., Ltd.	7,000	13,052
	Kyodo Printing Co., Ltd.	31,000	81,756
	Kyodo Shiryo Co., Ltd.	56,000	65,616
	Kyoei Sangyo Co., Ltd.	8,000	22,462
#	Kyoei Tanker Co., Ltd.	22,000	62,692
	Kyokuto Boeki Kaisha, Ltd.	10,000	24,862
	Kyokuto Kaihatsu Kogyo Co., Ltd.	14,900	83,861
#	Kyokuyo Co., Ltd.	41,000	70,851
	Kyorin Co., Ltd.	2,000	28,207
#	Kyoritsu Maintenance Co., Ltd.	5,940	100,975
	Kyosan Electric Manufacturing Co., Ltd.	24,000	71,351
#	Kyoto Kimono Yuzen Co., Ltd.	64	53,044
#	Kyowa Exeo Corp.	42,000	289,138
	Kyowa Hakko Kogyo Co., Ltd.	59,000	570,253
	Kyowa Leather Cloth Co., Ltd.	4,100	21,587
	Kyudenko Corp.	19,000	95,708
	Kyushu Electric Power Co., Inc.	23,400	589,582
# *	Laox Co., Ltd.	10,000	6,638
	Lapine Co., Ltd.	12,000	15,096
#	Lawson, Inc.	10,400	397,525
	Leopalace21 Corp.	11,900	243,158
#	Life Corp.	10,000	144,319
	Lintec Corp.	23,100	353,270
#	Lion Corp.	84,000	400,049
#	Look, Inc.	26,000	46,144
	Mabuchi Motor Co., Ltd.	11,200	562,182
#	Macnica, Inc.	5,200	73,790
#	Maeda Corp.	80,000	255,877
#	Maeda Road Construction Co., Ltd.	32,000	263,741
	Maezawa Industries, Inc.	3,100	7,961
	Maezawa Kaisei Industries Co., Ltd.	5,600	69,589
	Maezawa Kyuso Industries Co., Ltd.	7,300	134,358
# *	Magara Construction Co., Ltd.	7,000	4,022
#	Makino Milling Machine Co., Ltd.	48,000	341,421
	Makita Corp.	4,000	141,285
	Makita Corp. Sponsored ADR	5,914	209,947
	Mandom Corp.	7,500	219,293
	Marche Corp.	2,000	15,829
#	Mars Engineering Corp.	5,000	79,851
	Marubeni Corp.	300,000	2,271,331
#	Marubun Corp.	4,800	32,732
	Marudai Food Co., Ltd.	58,000	138,749
#	Maruei Department Store Co., Ltd.	18,000	53,445
#	Maruha Nichiro Holdings, Inc.	173,815	254,288
	MARUI GROUP CO., Ltd.	145,100	1,486,215
#	Maruichi Steel Tube, Ltd.	24,200	718,464
	Maruka Machinery Co., Ltd.	4,000	32,518
#	Marusan Securities Co., Ltd.	32,400	294,092

	Maruwa Co., Ltd.	4,200	$55,319
#	Maruyama Manufacturing Co., Inc.	26,000	56,451
# *	Maruzen Co., Ltd.	34,000	36,289
	Maruzen Showa Unyu Co., Ltd.	24,000	73,796
	Maspro Denkoh Corp.	7,200	57,118
	Matsuda Sangyo Co., Ltd.	2,420	66,588
	Matsui Construction Co., Ltd.	12,000	45,254
	Matsui Securities Co., Ltd.	12,800	85,001
# *	Matsumotokiyoshi Holdings Co., Ltd.	13,700	280,224
	Matsushita Electric Industrial Co., Ltd.	198,000	4,170,157
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	76,400	1,602,108
	Matsushita Electric Works, Ltd.	104,000	1,032,346
#	Matsuya Co., Ltd.	4,000	83,352
	Matsuya Foods Co., Ltd.	6,200	80,328
#	Max Co., Ltd.	20,000	238,655
	Maxvalu Tokai Co., Ltd.	6,300	93,158
	Mazda Motor Corp.	256,000	1,043,102
	MEC Co., Ltd.	2,100	19,621
	Mediceo Paltac Holdings Co., Ltd.	54,200	918,569
#	Megachips Corp.	2,900	40,387
#	Meidensha Corp.	87,000	200,615
	Meiji Dairies Corp.	125,000	716,501
*	Meiji Machine Co., Ltd.	40,000	20,770
#	Meiji Seika Kaisha, Ltd.	165,000	775,068
#	Meiji Shipping Co., Ltd.	6,200	30,940
#	Meitec Corp.	3,800	112,296
#	Meito Sangyo Co., Ltd.	3,900	75,251
#	Meiwa Estate Co., Ltd.	7,300	65,110
# *	Meiwa Trading Co., Ltd.	18,000	37,898
#	Mercian Corp.	26,000	48,980
	Mesco, Inc.	6,000	38,541
	Mikuni Coca-Cola Bottling Co., Ltd.	16,300	185,967
	Mikuni Corp.	7,000	21,502
#	Milbon Co., Ltd.	2,400	43,302
	Millea Holdings, Ltd.	51,712	1,912,073
	Millea Holdings, Ltd. ADR	64,004	2,410,026
	Mimasu Semiconductor Industry Co., Ltd.	8,500	160,122
#	Minebea Co., Ltd.	119,000	762,314
#	Ministop Co., Ltd.	7,900	150,879
	Miraca Holdings, Inc.	16,400	351,784
#	Miroku Jyoho Service Co., Ltd.	9,000	23,307
# *	Misawa Homes Co., Inc.	11,200	79,864
#	Misawa Resort Co., Ltd.	3,000	10,407
#	MISUMI Group, Inc.	9,000	143,630
	Mitani Corp.	6,000	60,048
	Mito Securities Co., Ltd.	22,000	77,216
	Mitsuba Corp.	20,000	95,342
#	Mitsubishi Cable Industries, Ltd.	77,000	97,842
#	Mitsubishi Chemical Holdings Corp.	181,000	1,224,274
	Mitsubishi Corp.	133,900	4,085,354
	Mitsubishi Electric Corp.	47,000	430,494
	Mitsubishi Estate Co., Ltd.	29,000	706,744
	Mitsubishi Gas Chemical Co., Inc.	121,000	897,310
	Mitsubishi Heavy Industries, Ltd.	499,000	2,333,496
	Mitsubishi Kakoki Kaisha, Ltd.	21,000	54,002

	Mitsubishi Logistics Corp.	58,000	$683,479
	Mitsubishi Materials Corp.	320,160	1,495,799
# *	Mitsubishi Motors Corp.	213,000	341,876
#	Mitsubishi Paper Mills, Ltd.	140,000	261,922
#	Mitsubishi Pencil Co., Ltd.	10,000	141,446
	Mitsubishi Rayon Co., Ltd.	254,452	869,201
#	Mitsubishi Steel Manufacturing Co., Ltd.	43,000	152,365
	Mitsubishi Tanabe Pharma Corp.	75,000	856,352
	Mitsubishi UFJ Financial Group, Inc.	952,520	8,394,895
	Mitsubishi UFJ Financial Group, Inc. ADR	589,892	5,196,949
	Mitsubishi UFJ Lease & Finance Co., Ltd.	3,000	107,893
# *	Mitsubishi UFJ NICOS Co., Ltd.	126,000	347,079
	Mitsuboshi Belting, Ltd.	38,000	165,085
	Mitsui & Co., Ltd.	19,000	413,201
	Mitsui & Co., Ltd. Sponsored ADR	4,049	1,811,280
	Mitsui Chemicals, Inc.	177,000	1,255,043
	Mitsui Engineering and Shipbuilding Co., Ltd.	85,000	258,987
	Mitsui Fudosan Co., Ltd.	30,000	609,119
	Mitsui High-Tec, Inc.	11,200	88,695
#	Mitsui Home Co., Ltd.	27,000	117,830
	Mitsui Knowledge Industry Co., Ltd.	1,115	216,209
#	Mitsui Matsushima Co., Ltd.	33,000	83,377
	Mitsui Mining and Smelting Co., Ltd.	282,000	1,031,818
# *	Mitsui Mining Co., Ltd.	15,000	52,493
	Mitsui O.S.K. Lines, Ltd.	34,000	441,588
	Mitsui Sugar Co., Ltd.	46,000	165,062
	Mitsui Sumitoma Insurance Co., Ltd.	189,000	1,985,990
#	Mitsui-Soko Co., Ltd.	52,000	287,961
#	Mitsukoshi, Ltd.	96,000	385,657
	Mitsumi Electric Co., Ltd.	15,500	481,687
	Mitsumura Printing Co., Ltd.	8,000	29,163
	Mitsuuroko Co., Ltd.	11,000	64,387
#	Miura Co., Ltd.	12,100	285,065
# *	Miyaji Engineering Group	31,000	26,905
# *	Miyakoshi Corp.	3,900	35,984
	Miyoshi Oil & Fat Co., Ltd.	49,000	65,815
	Miyuki Keori Co., Ltd.	8,000	21,576
	Mizuho Financial Group, Inc.	1,026	4,242,558
	Mizuho Investors Securities Co., Ltd.	135,000	185,225
	Mizuho Trust & Banking Co., Ltd.	100,000	159,345
#	Mizuno Corp.	44,000	286,330
#	Mochida Pharmaceutical Co., Ltd.	20,000	196,360
#	Modec, Inc.	4,200	137,187
#	Monex Beans Holdings, Inc.	1,000	566,791
	Mori Seiki Co., Ltd.	29,600	532,626
#	Morinaga & Co., Ltd.	98,000	209,274
#	Morinaga Milk Industry Co., Ltd.	93,000	245,803
	Morita Corp.	17,000	83,752
	Moritex Corp.	6,300	24,276
	Morozoff, Ltd.	24,000	72,331
#	Mory Industries, Inc.	10,000	36,514
#	MOS Food Services, Inc.	9,600	135,203
	Moshi Moshi Hotline, Inc.	900	24,657
	MR Max Corp.	10,000	36,296
	Murata Manufacturing Co., Ltd.	38,900	2,106,969

	Musashino Bank, Ltd.	14,700	$598,263
# *	Mutoh Holdings Co., Ltd.	14,000	53,856
	Mutow Co., Ltd.	10,800	61,243
	Nabtesco Corp.	7,000	92,852
	NAC Co., Ltd.	3,300	28,287
	Nachi-Fujikoshi Corp.	71,000	249,709
#	Nagase & Co., Ltd.	53,000	540,135
#	Nagatanien Co., Ltd.	4,000	31,045
	Nagoya Railroad Co., Ltd.	142,000	451,049
*	Naigai Co., Ltd.	28,000	20,663
	Nakabayashi Co., Ltd.	36,000	62,714
	Nakamuraya Co., Ltd.	17,000	76,564
#	Nakano Corp.	18,000	50,228
#	Nakayama Steel Works, Ltd.	44,000	92,427
	Namco Bandai Holdings, Inc.	60,800	751,955
	NEC Corp.	532,000	2,291,200
	NEC Corp. Sponsered ADR	35,800	157,842
	NEC Fielding, Ltd.	12,800	145,662
	NEC Leasing, Ltd.	8,900	118,315
	NEC Mobiling, Ltd.	3,500	58,347
	NEC System Integration & Construction, Ltd.	11,400	146,042
# *	NEC Tokin Corp.	17,000	43,451
#	Net One Systems Co., Ltd.	272	294,612
*	Netmarks, Inc.	32	4,717
	Neturen Co., Ltd., Tokyo	18,100	188,675
	New Japan Radio Co., Ltd.	4,000	15,163
	New Tachikawa Aircraft Co., Ltd.	1,600	56,713
	NGK Insulators, Ltd.	29,000	658,530
#	NGK Spark Plug Co., Ltd.	72,000	1,125,503
	NHK Spring Co., Ltd.	49,000	380,917
	Nice Holdings, Inc.	29,000	72,082
	Nichia Steel Works, Ltd.	19,000	67,704
#	Nichias Corp.	51,000	226,751
	Nichiban Co., Ltd.	8,000	24,054
#	Nichicon Corp.	26,500	207,325
#	Nichiha Corp.	7,300	62,174
#	Nichii Gakkan Co.	10,700	143,208
#	Nichimo Co., Ltd.	15,000	22,231
	Nichimo Corp.	90,000	42,836
	Nichirei Corp.	123,000	609,377
	Nichireki Co., Ltd.	8,000	22,269
	Nidec Copal Corp.	10,400	123,771
	Nidec Corp.	4,300	283,322
	Nidec Corp. ADR	4,800	79,104
#	Nidec Sankyo Corp.	26,000	212,850
#	Nidec Tosok Corp.	2,600	19,302
	Nifco, Inc.	12,000	257,847
#	Nihon Chouzai Co., Ltd.	3,000	36,665
#	Nihon Dempa Kogyo Co., Ltd.	5,800	193,230
#	Nihon Eslead Corp.	5,700	75,780
#	Nihon Inter Electronics Corp.	19,200	53,574
	Nihon Kagaku Sangyo Co., Ltd.	3,000	24,312
	Nihon Kohden Corp.	10,800	217,849
	Nihon Matai Co., Ltd.	9,000	13,423
#	Nihon Nohyaku Co., Ltd.	23,000	159,716

	Nihon Parkerizing Co., Ltd.	22,000	$306,644
	Nihon Spindle Manufacturing Co., Ltd.	17,000	36,401
#	Nihon Unisys, Ltd.	21,200	253,708
	Nikkiso Co., Ltd.	23,000	150,293
	Nikko Co., Ltd.	11,000	24,427
	Nikon Corp.	17,000	476,171
	Nintendo Co., Ltd.	2,400	1,194,950
#	Nippei Toyama Corp.	10,000	118,534
#	Nippo Corp.	27,000	177,549
	Nippon Beet Sugar Manufacturing Co., Ltd.	67,000	144,488
*	Nippon Carbide Industries Co., Inc.	29,000	54,376
	Nippon Carbon Co., Ltd.	23,000	89,520
	Nippon Ceramic Co., Ltd.	7,000	76,302
	Nippon Chemical Industrial Co., Ltd.	28,000	65,773
	Nippon Chemi-Con Corp.	62,000	275,089
#	Nippon Chemiphar Co., Ltd.	5,000	24,212
	Nippon Chutetsukan K.K.	15,000	20,895
*	Nippon Chuzo K.K.	27,000	57,164
	Nippon Concrete Industries Co., Ltd.	9,000	14,714
#	Nippon Denko Co., Ltd.	28,000	254,813
#	Nippon Densetsu Kogyo Co., Ltd.	19,000	136,218
	Nippon Denwa Shisetu Co., Ltd.	22,000	65,054
	Nippon Electric Glass Co., Ltd.	16,000	231,972
	Nippon Express Co., Ltd.	222,000	1,184,254
	Nippon Felt Co., Ltd.	5,000	28,424
	Nippon Filcon Co., Ltd.	9,700	47,462
	Nippon Fine Chemical Co., Ltd.	10,300	74,402
	Nippon Flour Mills Co., Ltd.	62,000	251,658
#	Nippon Formula Feed Manufacturing Co., Ltd.	32,000	37,320
#	Nippon Gas Co., Ltd.	16,800	157,422
	Nippon Hume Corp.	20,000	61,130
	Nippon Jogesuido Sekkei Co., Ltd.	24	21,366
	Nippon Kanzai Co., Ltd.	2,800	70,176
	Nippon Kasei Chemical Co., Ltd.	32,000	58,535
#	Nippon Kayaku Co., Ltd.	80,000	477,220
#	Nippon Kinzoku Co., Ltd.	31,000	92,787
	Nippon Koei Co., Ltd., Tokyo	34,000	87,873
	Nippon Konpo Unyu Soko Co., Ltd.	28,000	381,772
#	Nippon Koshuha Steel Co., Ltd.	16,000	32,599
	Nippon Light Metal Co., Ltd.	247,000	381,263
#	Nippon Meat Packers, Inc.	92,000	1,131,770
#	Nippon Metal Industry Co., Ltd.	39,000	142,360
	Nippon Mining Holdings, Inc.	245,000	1,451,098
	Nippon Mitsubishi Oil Corp.	346,000	2,360,299
#	Nippon Paint Co., Ltd.	111,000	430,487
	Nippon Paper Group, Inc.	442	1,047,128
#	Nippon Parking Development Co., Ltd.	143	6,366
	Nippon Pillar Packing Co., Ltd.	9,000	54,884
#	Nippon Piston Ring Co., Ltd.	39,000	60,994
	Nippon Seiki Co., Ltd.	17,000	259,761
	Nippon Seiro Co., Ltd.	14,000	39,713
	Nippon Seisen Co., Ltd.	7,000	26,463
#	Nippon Sharyo, Ltd.	74,000	146,906
	Nippon Sheet Glass Co., Ltd.	302,000	1,412,021
	Nippon Shinyaku Co., Ltd.	23,000	230,859

	Nippon Shokubai Co., Ltd.	67,000	$493,783
	Nippon Signal Co., Ltd.	24,900	123,149
	Nippon Soda Co., Ltd.	59,000	205,207
	Nippon Steel Corp.	189,000	994,367
	Nippon Steel Trading Co., Ltd.	53,000	142,262
	Nippon Suisan Kaisha, Ltd.	110,200	422,645
	Nippon Telegraph & Telephone Corp.	46	200,594
	Nippon Telegraph & Telephone Corp. ADR	27,700	600,813
	Nippon Thompson Co., Ltd.	38,000	229,167
	Nippon Tungsten Co., Ltd.	10,000	22,114
	Nippon Valqua Industries, Ltd.	34,000	101,128
#	Nippon Yakin Kogyo Co., Ltd.	47,000	446,287
	Nippon Yusen KK	211,000	1,949,731
	Nippon Yusoki Co., Ltd.	16,000	47,662
	Nipponkoa Insurance Co., Ltd.	180,000	1,457,419
	Nipro Corp.	22,000	421,111
# *	NIS Group Co., Ltd ADR	30,800	25,348
# *	NIS Group Co., Ltd.	30,704	51,282
#	Nishimatsu Construction Co., Ltd.	140,000	356,238
#	Nishimatsuya Chain Co., Ltd.	15,800	151,236
	Nishi-Nippon Bank, Ltd.	350,000	912,045
	Nishi-Nippon Railroad Co., Ltd.	162,000	593,194
	Nishishiba Electric Co., Ltd.	10,000	21,682
	Nissan Chemical Industries, Ltd.	20,000	228,001
	Nissan Motor Co., Ltd.	347,200	3,122,360
	Nissan Shatai Co., Ltd.	39,000	333,213
#	Nissay Dowa General Insurance Co., Ltd.	98,000	534,557
#	Nissei Corp.	5,700	60,314
	Nissei Plastic Industrial Co., Ltd.	4,000	18,316
#	Nissen Holdings Co., Ltd.	25,500	172,487
#	Nissha Printing Co., Ltd.	8,000	337,211
#	Nisshin Fudosan Co., Ltd.	9,100	62,812
	Nisshin Seifun Group, Inc.	98,200	976,838
	Nisshin Steel Co., Ltd.	398,000	1,426,905
	Nisshinbo Industries, Inc.	73,000	765,128
	Nissho Electronics Corp.	4,100	28,271
	Nissin Corp.	40,000	107,117
#	Nissin Food Products Co., Ltd.	33,075	1,094,520
	Nissin Kogyo Co., Ltd.	16,600	294,287
	Nissin Sugar Manufacturing Co., Ltd.	28,000	64,662
	Nissui Pharmaceutical Co., Ltd.	4,000	26,146
	Nitchitsu Co., Ltd.	11,000	34,252
	Nitta Corp.	11,000	169,903
	Nittan Valve Co., Ltd.	4,000	21,297
	Nittetsu Mining Co., Ltd.	27,000	177,764
	Nitto Boseki Co., Ltd.	117,000	238,602
	Nitto Denko Corp.	6,900	335,948
	Nitto Electric Works, Ltd.	13,000	149,549
	Nitto FC Co., Ltd.	5,000	25,264
	Nitto Kohki Co., Ltd.	4,900	107,684
	Nitto Seiko Co., Ltd.	5,000	23,369
# *	Niws Co. HQ, Ltd.	148	4,492
	NOF Corp.	83,000	324,399
	Nohmi Bosai, Ltd.	27,000	179,262
	NOK Corp.	46,000	952,900

	Nomura Co., Ltd.	25,000	$92,345
	Nomura Holdings, Inc. ADR	47,500	743,850
	Nomura Research Institute, Ltd.	5,600	159,494
	Nomura Securities Co., Ltd.	108,700	1,706,987
	Noritake Co., Ltd.	52,000	216,930
#	Noritsu Koki Co., Ltd.	8,800	163,982
#	Noritz Corp.	15,100	164,779
	NS Solutions Corp.	4,800	136,573
	NSD Co., Ltd.	10,600	148,912
	NSK, Ltd.	33,000	282,912
	NTN Corp.	51,000	379,398
	NTT Data Corp.	83	388,407
	NTT DoCoMo, Inc.	1,095	1,604,252
	NTT DoCoMo, Inc. Sponsored ADR	45,300	660,927
# *	Oak Capital Corp.	24,000	9,478
	Obayashi Corp.	302,000	1,444,593
	Obic Co., Ltd.	1,370	252,911
#	Odakyu Electric Railway Co., Ltd.	36,000	235,403
#	Oenon Holdings, Inc.	36,000	67,613
	Oiles Corp.	9,440	196,912
	Oji Paper Co., Ltd.	238,000	1,000,409
	Okabe Co., Ltd.	17,000	61,936
	Okamoto Industries, Inc.	37,000	122,020
	Okamoto Machine Tool Works, Ltd.	24,000	58,707
	Okamura Corp.	22,000	167,104
	Okano Valve Manufacturing Co.	4,000	26,012
#	Okasan Holdings, Inc.	82,000	456,676
	Okaya Electric Industries Co., Ltd.	4,400	23,769
	Oki Electric Cable Co., Ltd.	12,000	20,940
# *	Oki Electric Industry Co., Ltd.	314,000	560,969
	Okinawa Electric Power Co., Ltd.	3,880	154,531
#	OKK Corp.	20,000	43,121
	OKUMA Corp.	60,000	570,589
#	Okumura Corp.	85,000	363,465
	Okura Industrial Co., Ltd.	14,000	33,383
	Okuwa Co., Ltd.	11,000	125,492
	Olympic Corp.	3,100	18,527
	Olympus Corp.	12,000	351,379
	O-M, Ltd.	7,000	54,761
#	OMC Card, Inc.	23,159	107,137
# *	Omikenshi Co., Ltd.	24,000	18,631
	Omron Corp.	39,100	867,766
	Ono Pharmaceutical Co., Ltd.	18,200	918,850
	Ono Sokki Co., Ltd.	5,000	25,130
	Onoken Co., Ltd.	8,500	110,713
#	Onward Holdings Co., Ltd.	68,000	662,358
#	Oracle Corp. Japan	1,900	83,748
#	Organo Corp.	12,000	109,882
	Oriental Land Co., Ltd.	8,300	483,549
	Oriental Shiraishi Corp.	5,200	11,383
	Oriental Yeast Co., Ltd.	5,000	26,872
	Origin Electric Co., Ltd.	15,000	83,400
	Osaka Gas Co., Ltd.	124,000	497,531
	Osaka Organic Chemical Industry, Ltd.	5,000	26,510
	Osaka Steel Co., Ltd.	9,300	127,516

#	Osaka Titanium Technologies Co., Ltd.	2,100	$139,494
#	Osaki Electric Co., Ltd.	11,000	48,536
#	OSG Corp.	26,900	266,086
	Otsuka Corp.	1,900	149,328
	Oyo Corp.	13,500	135,896
	P.S. Mitsubishi Construction Co., Ltd.	15,500	32,870
	Pacific Industrial Co., Ltd.	21,000	82,187
	Pacific Metals Co., Ltd.	20,000	238,958
#	PanaHome Corp.	38,000	243,728
#	Paramount Bed Co., Ltd.	8,800	117,509
	Parco Co., Ltd.	16,800	204,446
#	Paris Miki, Inc.	12,200	167,378
#	Park24 Co., Ltd.	18,700	158,973
# *	Pasco Corp.	21,000	31,252
# *	Pasona Group, Inc.	45	36,168
	PCA Corp.	1,000	10,094
# *	Penta-Ocean Construction Co., Ltd.	145,500	183,384
*	PIA Corp.	700	11,929
#	Pigeon Corp.	8,600	135,378
#	Pilot Corp.	65	114,173
	Piolax, Inc.	6,600	138,714
#	Pioneer Electronic Corp.	80,900	849,998
	Poplar Co., Ltd.	3,500	23,070
	Press Kogyo Co., Ltd.	52,000	202,932
*	Prima Meat Packers, Ltd.	113,000	105,704
#	PRONEXUS, Inc.	10,000	85,704
	Q.P. Corp.	51,000	507,146
	Raito Kogyo Co., Ltd.	16,900	42,474
#	Rasa Industries, Ltd.	19,000	34,775
#	Rengo Co., Ltd.	110,000	594,687
# *	Renown, Inc.	20,100	79,292
	Resona Holdings, Inc.	185	299,240
	Resorttrust, Inc.	12,400	187,969
#	Rhythm Watch Co., Ltd.	49,000	55,129
	RICOH Co., Ltd.	83,000	1,332,991
	Ricoh Elemex Corp.	4,000	29,867
	Ricoh Leasing Co., Ltd.	8,300	188,086
#	Right On Co., Ltd.	8,800	77,210
#	Riken Corp.	48,000	197,824
	Riken Keiki Co., Ltd.	9,400	64,281
	Riken Technos Corp.	32,000	76,947
	Riken Vitamin Co., Ltd.	4,700	153,284
#	Ringer Hut Co., Ltd.	2,800	37,212
#	Rinnai Corp.	16,400	507,183
#	RISA Partners, Inc.	61	119,287
	Rock Field Co., Ltd.	4,900	71,098
	Rohm Co., Ltd.	24,900	1,816,095
	Rohto Pharmaceutical Co., Ltd.	25,000	298,595
	Roland Corp.	10,200	209,730
	Roland DG Corp.	1,600	50,968
	Round One Corp.	98	112,326
#	Royal Co., Ltd.	13,700	139,272
#	Ryobi, Ltd.	65,000	271,626
	Ryoden Trading Co., Ltd.	19,000	129,253
#	Ryohin Keikaku Co., Ltd.	2,200	116,949

	Ryosan Co., Ltd.	17,800	$424,987
#	Ryoshoku, Ltd.	9,000	182,734
	Ryoyo Electro Corp.	13,600	146,038
	S Foods, Inc.	11,500	94,923
	S Science Co., Ltd.	164,000	21,640
#	S.T. Chemical Co., Ltd.	8,000	96,682
# *	Saeki Kensetsu Kogyo Co., Ltd.	45,000	26,996
	Sagami Chain Co., Ltd.	4,000	42,233
	Sagami Railway Co., Ltd.	33,000	127,218
	Saibu Gas Co., Ltd.	74,000	164,451
#	Saint Marc Holdings Co., Ltd.	1,000	31,831
	Saizeriya Co., Ltd.	14,600	141,357
	Sakai Chemical Industry Co., Ltd.	49,000	202,080
	Sakai Heavy Industries, Ltd.	17,000	30,411
	Sakai Ovex Co., Ltd.	17,000	19,584
	Sakata INX Corp.	21,000	96,397
#	Sakata Seed Corp.	19,400	246,104
	Sala Corp.	6,500	25,864
	San-Ai Oil Co., Ltd.	23,000	86,920
	Sanden Corp.	62,000	289,739
#	Sanei-International Co., Ltd.	5,500	80,739
# *	Sanix, Inc.	16,900	38,541
#	Sankei Building Co., Ltd.	17,000	133,695
#	Sanken Electric Co., Ltd.	46,000	271,008
#	Sanki Engineering Co., Ltd.	35,000	228,976
	Sankyo Co., Ltd.	22,200	1,186,327
#	Sankyo Seiko Co., Ltd.	17,000	48,472
	Sankyo-Tateyama Holdings, Inc.	137,000	174,958
#	Sankyu, Inc., Tokyo	62,000	295,777
	Sanoh Industrial Co., Ltd.	12,900	77,905
#	Sanrio Co., Ltd.	11,500	99,927
	Sanshin Electronics Co., Ltd.	14,300	162,420
*	Sansui Electric Co., Ltd.	272,000	23,553
	Santen Pharmaceutical Co., Ltd.	14,800	375,168
	Sanwa Holdings Corp.	113,000	548,523
	Sanyo Chemical Industries, Ltd.	33,000	171,950
	Sanyo Denki Co., Ltd.	18,000	79,500
*	Sanyo Electric Co., Ltd.	479,000	1,011,171
	Sanyo Housing Nagoya Co., Ltd.	63	64,943
	Sanyo Industries, Ltd., Tokyo	10,000	18,049
#	Sanyo Shokai, Ltd.	40,000	210,009
#	Sanyo Special Steel Co., Ltd.	60,000	363,294
	Sapporo Hokuyo Holdings, Inc.	151	1,178,818
#	Sapporo Holdings, Ltd.	49,000	369,424
#	Sasebo Heavy Industries Co., Ltd., Tokyo	17,000	67,827
#	Sato Corp.	7,600	89,561
	Sato Shoji Corp.	7,900	56,512
	Satori Electric Co., Ltd.	4,900	46,097
	Saxa Holdings, Inc.	20,000	34,121
	Secom Co., Ltd.	13,500	680,791
	Secom Joshinetsu Co., Ltd.	1,500	39,875
	Secom Techno Service Co., Ltd.	2,500	80,123
#	Sega Sammy Holdings, Inc.	97,212	1,072,554
	Seibu Electric Industry Co., Ltd.	6,000	24,435
	Seijo Corp.	1,200	24,059

#	Seika Corp.	31,000	$66,508
	Seikagaku Corp.	14,900	158,152
	Seiko Epson Corp.	53,300	1,360,396
#	Seiko Holdings Corp.	43,000	212,708
	Seino Holdings Co., Ltd.	69,000	457,332
	Seiren Co., Ltd.	24,700	165,246
	Sekisui Chemical Co., Ltd.	221,000	1,550,123
	Sekisui House, Ltd.	139,000	1,438,154
	Sekisui Jushi Co., Ltd.	15,000	125,012
	Sekisui Plastics Co., Ltd.	37,000	101,749
	Senko Co., Ltd.	27,000	91,525
	Senshu Electric Co., Ltd.	4,000	66,929
#	Senshukai Co., Ltd.	18,700	134,049
#	Seven & I Holdings Co., Ltd.	80,952	2,012,893
#	SFCG Co., Ltd.	280	33,590
	Sharp Corp., Osaka	97,000	1,765,164
#	Shibaura Mechatronics Corp.	20,000	96,693
#	Shibusawa Warehouse Co., Ltd.	26,000	161,802
	Shibuya Kogyo Co., Ltd.	6,800	47,164
	Shiga Bank, Ltd.	105,000	672,201
	Shikibo, Ltd.	61,000	78,201
	Shikoku Bank, Ltd.	98,000	360,116
	Shikoku Chemicals Corp.	25,000	117,201
	Shikoku Coca-Cola Bottling Co., Ltd.	9,600	110,281
	Shikoku Electric Power Co., Inc.	10,800	311,294
#	Shima Seiki Manufacturing Co., Ltd.	6,900	300,750
#	Shimachu Co., Ltd.	21,500	555,805
#	Shimadzu Corp.	57,000	534,544
#	Shimamura Co., Ltd.	2,400	174,024
	Shimano, Inc.	8,400	350,544
#	Shimizu Bank, Ltd.	4,000	173,789
	Shimizu Corp.	291,000	1,392,226
	Shin Nippon Air Technologies Co., Ltd.	4,200	20,859
	Shinagawa Refractories Co., Ltd.	17,000	50,085
	Shindengen Electric Manufacturing Co., Ltd.	28,000	57,341
	Shin-Etsu Chemical Co., Ltd.	15,500	836,479
	Shin-Etsu Polymer Co., Ltd.	18,000	113,847
	Shinkawa, Ltd.	8,100	107,720
	Shin-Keisei Electric Railway Co., Ltd.	5,000	16,094
# *	Shinki Co., Ltd.	69,900	77,465
#	Shinko Electric Co., Ltd.	48,000	153,609
	Shinko Electric Industries Co., Ltd.	25,800	368,123
	Shinko Plantech Co., Ltd.	9,000	119,766
	Shinko Securities Co., Ltd.	268,000	919,771
	Shinko Shoji Co., Ltd.	9,000	91,760
	Shinko Wire Co., Ltd.	23,000	41,736
	Shin-Kobe Electric Machinery Co., Ltd.	14,000	63,619
#	Shinmaywa Industries, Ltd.	38,000	128,076
#	Shinnihon Corp.	17,600	39,720
#	Shinsei Bank, Ltd.	65,000	263,142
	Shinsho Corp.	11,000	31,211
	Shinwa Kaiun Kaisha, Ltd.	19,000	124,453
	Shinyei Kaisha	5,000	9,084
	Shionogi & Co., Ltd.	55,000	942,874
#	Shiroki Co., Ltd.	32,000	90,863

#	Shiseido Co., Ltd.	18,000	$410,200
	Shizuki Electric Co., Inc.	15,000	55,376
	Shizuoka Bank, Ltd.	150,000	1,583,778
	Shizuoka Gas Co., Ltd.	26,000	136,658
#	SHO-BOND Holdings Co., Ltd.	8,200	97,162
	Shobunsha Publications, Inc.	4,800	38,210
#	Shochiku Co., Ltd.	32,000	211,324
#	Shoko Co., Ltd.	15,000	18,142
	Showa Aircraft Industry Co., Ltd.	5,000	48,754
	Showa Corp.	27,200	239,976
	Showa Denko KK	167,000	594,238
#	Showa Sangyo Co., Ltd.	46,000	106,919
	Showa Shell Sekiyu K.K.	97,400	988,146
	Siix Corp.	8,800	84,248
# *	Silver Seiko, Ltd.	119,000	32,645
	Sinanen Co., Ltd.	22,000	89,325
	Sintokogio, Ltd.	22,300	210,892
	SKY Perfect JSAT Corp.	845	249,776
	SMC Corp.	7,900	842,302
	SMK Corp.	21,000	123,602
#	Snow Brand Milk Products Co., Ltd.	73,000	185,307
	SNT Corp.	13,100	80,328
	Soda Nikka Co., Ltd.	7,000	26,829
#	Sodick Co., Ltd.	24,700	117,237
	Soft99 Corp.	3,600	24,848
#	Softbank Corp.	16,500	321,481
	Sogo Medical Co., Ltd.	2,900	86,791
#	Sohgo Security Services Co., Ltd.	27,600	381,655
	Sojitz Corp.	326,700	1,224,644
# *	Solid Group Holdings Co., Ltd.	21,500	8,165
	Sompo Japan Insurance, Inc.	235,000	2,179,417
	Sonton Food Industry Co., Ltd.	3,000	24,154
	Sony Corp.	2,000	94,486
	Sony Corp. Sponsored ADR	91,700	4,329,157
	Sorun Corp.	10,100	57,730
	Sotoh Co., Ltd.	3,000	35,238
#	Space Co., Ltd.	3,700	30,784
	Square Enix Co., Ltd.	4,800	160,237
	SRA Holdings	3,900	64,124
#	SSP Co., Ltd.	29,000	133,582
	Stanley Electric Co., Ltd.	17,600	371,887
#	Star Micronics Co., Ltd.	15,700	250,465
	Starzen Corp.	32,000	72,764
#	Stella Chemifa Corp.	2,400	57,102
	Subaru Enterprise Co., Ltd.	9,000	28,839
#	Sugi Pharmacy Co., Ltd.	4,800	129,092
	Sugimoto & Co., Ltd.	5,300	64,920
	Sumco Techxiv Corp.	3,800	87,990
	Sumida Corp.	8,200	109,467
	Suminoe Textile Co., Ltd.	27,000	55,307
#	Sumisho Computer Systems Corp.	12,000	225,738
#	Sumitomo Bakelite Co., Ltd.	103,000	564,709
	Sumitomo Chemical Co., Ltd.	209,000	1,446,767
# *	Sumitomo Coal Mining Co., Ltd.	58,500	47,160
	Sumitomo Corp.	165,600	2,381,526

	Sumitomo Densetsu Co., Ltd.	18,700	$78,356
	Sumitomo Electric Industries, Ltd.	155,900	2,307,011
	Sumitomo Forestry Co., Ltd.	69,300	543,150
	Sumitomo Heavy Industries, Ltd.	28,000	223,313
#	Sumitomo Light Metal Industries, Ltd.	149,000	201,234
	Sumitomo Metal Industries, Ltd., Osaka	92,000	389,719
	Sumitomo Metal Mining Co., Ltd.	48,000	1,009,825
# *	Sumitomo Mitsui Construction Co., Ltd.	68,800	64,298
	Sumitomo Mitsui Financial Group, Inc.	646	4,666,036
	Sumitomo Osaka Cement Co., Ltd.	186,000	378,484
	Sumitomo Pipe & Tube Co., Ltd.	12,000	109,841
	Sumitomo Precision Products Co., Ltd.	17,000	61,468
#	Sumitomo Real Estate Sales Co., Ltd.	2,600	109,628
	Sumitomo Realty & Development Co., Ltd.	21,000	358,387
	Sumitomo Rubber Industries, Ltd.	80,100	617,264
	Sumitomo Seika Chemicals Co., Ltd.	21,000	81,286
	Sumitomo Trust & Banking Co., Ltd.	347,000	2,337,497
	Sumitomo Warehouse Co., Ltd.	83,000	400,328
	Sun Wave Corp.	12,000	17,320
#	Sundrug Co., Ltd.	6,000	151,504
	SUNX, Ltd.	9,300	49,474
	Suruga Bank, Ltd.	70,000	777,223
#	Suruga Corp.	16,800	186,948
	Suzuken Co., Ltd.	27,200	979,760
	Suzuki Metal Industry Co., Ltd.	16,000	33,437
	Suzuki Motor Corp.	13,700	370,035
#	SWCC Showa Holdings Co., Ltd.	121,000	175,162
*	SxL Corp.	28,000	14,794
	Sysmex Corp.	3,500	141,891
#	SystemPro Co., Ltd.	60	39,230
	T&D Holdings, Inc.	30,750	1,572,276
#	T.Hasegawa Co., Ltd.	9,700	166,429
	Tachibana Eletech Co., Ltd.	8,200	63,315
	Tachihi Enterprise Co., Ltd.	1,600	102,862
	Tachi-S Co., Ltd.	8,700	77,594
#	Tadano, Ltd.	39,421	390,234
	Taihei Dengyo Kaisha, Ltd.	13,000	105,032
#	Taihei Kogyo Co., Ltd.	16,000	63,921
	Taiheiyo Cement Corp.	452,000	1,053,661
# *	Taiheiyo Kaiun Co., Ltd.	16,000	35,051
	Taiho Kogyo Co., Ltd.	11,300	144,871
#	Taikisha, Ltd.	17,000	195,438
	Taisei Corp.	485,000	1,278,738
	Taisei Lamick Co., Ltd.	900	20,340
	Taisei Rotec Corp.	17,000	21,945
	Taisho Pharmaceutical Co., Ltd.	38,000	774,378
	Taiyo Nippon Sanso Corp.	72,000	641,777
	Taiyo Yuden Co., Ltd.	51,000	555,381
	Takagi Securities Co., Ltd.	15,000	35,337
	Takamatsu Corp.	10,200	148,997
	Takano Co., Ltd.	5,700	55,060
#	Takaoka Electric Manufacturing Co., Ltd.	15,000	18,664
	Takara Holdings, Inc.	71,000	430,799
#	Takara Printing Co., Ltd.	5,500	44,959
#	Takara Standard Co., Ltd.	42,000	179,413

#	Takasago International Corp.	35,000	$276,666
#	Takasago Thermal Engineering Co., Ltd.	30,000	226,310
#	Takashima & Co., Ltd.	14,000	15,733
#	Takashimaya Co., Ltd.	114,000	1,259,025
#	TAKE AND GIVE. NEEDS Co., Ltd.	1,000	139,584
	Takeda Pharmaceutical Co., Ltd.	20,600	1,149,460
	Takiron Co., Ltd.	33,000	78,174
#	Takisawa Machine Tool Co., Ltd.	21,000	33,928
#	Takuma Co., Ltd.	30,000	68,864
	Tamura Corp.	38,000	136,929
	Tasaki Shinju Co., Ltd.	18,000	45,398
	Tatsuta Electric Wire & Cable Co., Ltd.	26,000	63,826
	Tayca Corp.	18,000	56,705
	TBK Co., Ltd.	7,000	34,061
	TCM Corp.	40,000	94,203
	TDK Corp.	4,600	326,981
#	TDK Corp. Sponsored ADR	21,000	1,473,990
# *	Teac Corp.	26,000	24,259
	Techno Associe Co., Ltd.	3,000	33,860
#	Tecmo, Ltd.	6,200	77,503
	Teijin, Ltd.	428,750	1,661,216
#	Teikoku Electric Manufacturing Co., Ltd.	3,000	53,787
#	Teikoku Piston Ring Co., Ltd.	9,600	94,472
	Teikoku Tsushin Kogyo Co., Ltd.	17,000	53,664
*	Tekken Corp.	75,000	76,227
	Telepark Corp.	40	39,810
	Tenma Corp.	11,100	163,136
	Terumo Corp.	8,000	434,379
	The 77 Bank, Ltd.	177,000	1,043,229
	The Aichi Bank, Ltd.	4,200	330,957
	The Akita Bank, Ltd.	95,000	403,725
	The Aomori Bank, Ltd.	67,000	252,159
	The Awa Bank, Ltd.	104,000	562,849
#	The Bank of Ikeda, Ltd.	8,800	249,777
#	The Bank of Iwate, Ltd.	8,100	498,482
	The Bank of Kyoto, Ltd.	109,000	1,258,126
	The Bank of Nagoya, Ltd.	82,000	470,432
	The Bank of Okinawa, Ltd.	9,600	331,202
	The Bank of Saga, Ltd.	67,000	206,033
	The Chiba Bank, Ltd.	199,000	1,265,641
*	The Chiba Kogyo Bank, Ltd.	12,300	156,145
	The Chugoku Bank, Ltd.	89,000	1,204,601
	The Chugoku Electric Power Co., Ltd.	17,000	357,775
	The Chukyo Bank, Ltd.	66,000	185,375
# *	The Daiei, Inc.	38,800	246,568
	The Daisan Bank, Ltd.	70,000	238,093
	The Daishi Bank, Ltd.	150,000	568,586
	The Daito Bank, Ltd.	55,000	52,195
	The Ehime Bank, Ltd.	84,000	288,139
#	The Eighteenth Bank, Ltd.	78,000	277,351
	The Fuji Fire & Marine Insurance Co., Ltd.	117,000	329,561
	The Fukui Bank, Ltd.	106,000	299,145
# *	The Goodwill Group, Inc.	458	80,697
#	The Gunma Bank, Ltd.	187,000	1,271,771
	The Hachijuni Bank, Ltd.	198,000	1,301,249

	The Higo Bank, Ltd.	91,000	$529,957
	The Hiroshima Bank, Ltd.	247,000	1,216,348
	The Hokkoku Bank, Ltd.	137,000	611,050
	The Hokuetsu Bank, Ltd.	100,000	228,402
	The Hyakugo Bank, Ltd.	114,000	647,222
	The Hyakujishi Bank, Ltd.	110,000	539,583
	The Iyo Bank, Ltd.	120,000	1,173,342
#	The Japan General Estate Co., Ltd.	16,500	157,210
	The Japan Steel Works, Ltd.	16,000	260,013
	The Japan Wool Textile Co., Ltd.	33,000	281,278
	The Joyo Bank, Ltd.	172,000	862,072
	The Kagawa Bank, Ltd.	43,000	247,277
	The Kagoshima Bank, Ltd.	74,000	513,589
#	The Kanto Tsukuba Bank, Ltd.	31,100	165,268
	The Keihin Co., Ltd.	7,000	11,003
	The Keiyo Bank, Ltd.	116,000	652,342
	The Kita-Nippon Bank, Ltd.	3,300	114,892
# *	The Maruetsu, Inc.	22,000	168,657
#	The Michinoku Bank, Ltd.	61,000	180,483
	The Minato Bank, Ltd.	110,000	209,202
	The Miyazaki Bank, Ltd.	59,000	242,440
	The Nagano Bank, Ltd.	31,000	71,234
	The Nanto Bank, Ltd.	110,000	488,191
	The Nippon Road Co., Ltd.	26,000	38,599
	The Nippon Synthetic Chemical Industry Co., Ltd.	28,000	166,028
	The Nisshin Oillio Group, Ltd.	55,000	179,288
	The Ogaki Kyoritsu Bank, Ltd.	115,000	633,250
	The Oita Bank, Ltd.	61,000	391,044
	The Pack Corp.	7,900	112,009
	The San-in Godo Bank, Ltd.	80,000	647,951
	The Yasuda Warehouse Co., Ltd.	4,000	35,826
	THK Co., Ltd.	47,500	896,907
	Tigers Polymer Corp.	4,000	22,081
#	TIS, Inc.	17,000	310,966
	TKC Corp.	9,600	178,350
# *	Toa Corp.	57,000	46,154
	Toa Doro Kogyo Co., Ltd.	15,000	18,345
	Toa Oil Co., Ltd.	47,000	62,354
	Toabo Corp.	53,000	45,013
	Toagosei Co., Ltd.	101,000	345,468
# *	Tobishima Corp.	127,000	44,426
#	Tobu Railway Co., Ltd.	142,000	678,917
	Tobu Store Co., Ltd.	16,000	55,075
#	TOC Co., Ltd.	34,500	264,822
#	Tocalo Co., Ltd.	4,000	69,389
	Tochigi Bank, Ltd.	47,000	275,886
#	Toda Corp.	107,000	465,349
	Toda Kogyo Corp.	21,000	75,553
	Todentu Corp.	9,000	19,637
	Toei Co., Ltd.	18,000	99,779
	Toenec Corp.	36,000	166,473
	Tohcello Co., Ltd.	11,500	65,133
	Toho Bank, Ltd.	92,000	369,694
#	Toho Co., Ltd. (6895200)	35,800	829,146
	Toho Co., Ltd. (6895211)	21,000	66,635

#	Toho Gas Co., Ltd.	88,000	$462,320
#	Toho Real Estate Co., Ltd.	22,600	148,451
#	Toho Titanium Co., Ltd.	3,000	85,229
#	Toho Zinc Co., Ltd.	56,000	371,498
	Tohoku Bank, Ltd.	45,000	75,967
	Tohto Suisan Co., Ltd.	11,000	19,906
	Tohuku Electric Power Co., Inc.	26,700	612,623
#	Tokai Carbon Co., Ltd.	68,000	579,246
	Tokai Corp.	18,000	72,130
# *	Tokai Kanko Co., Ltd.	37,000	19,372
	Tokai Lease Co., Ltd.	14,000	22,890
	Tokai Rika Co., Ltd.	15,000	431,289
#	Tokai Rubber Industries, Ltd.	21,100	331,062
	Tokai Tokyo Securities Co., Ltd.	95,000	395,500
	Tokimec, Inc.	14,000	35,948
*	Toko, Inc.	41,000	79,426
	Tokushima Bank, Ltd.	35,000	193,005
*	Tokushu Tokai Holdings Co., Ltd.	65,380	113,306
	Tokuyama Corp.	108,000	804,264
	Tokyo Denpa Co., Ltd.	2,200	26,633
#	Tokyo Dome Corp.	49,000	236,831
	Tokyo Electric Power Co., Ltd	42,200	1,084,205
	Tokyo Electron Device, Ltd.	41	71,547
	Tokyo Electron, Ltd.	13,200	818,164
	Tokyo Energy & Systems, Inc.	10,000	58,454
	Tokyo Gas Co., Ltd.	129,000	578,665
	Tokyo Kaikan Co., Ltd.	2,000	10,561
#	Tokyo Kikai Seisakusho, Ltd.	21,000	49,902
#	Tokyo Leasing Co., Ltd.	13,800	145,668
	Tokyo Ohka Kogyo Co., Ltd.	18,200	387,886
	Tokyo Radiator Manufacturing Co. Ltd.	8,200	24,426
	Tokyo Rakutenchi Co., Ltd.	26,000	85,638
	Tokyo Rope Manufacturing Co., Ltd.	58,000	92,184
	Tokyo Sangyo Co., Ltd.	15,000	45,795
#	Tokyo Seimitsu Co., Ltd.	14,800	271,354
	Tokyo Steel Manufacturing Co., Ltd.	55,000	657,492
#	Tokyo Style Co., Ltd.	33,000	313,016
	Tokyo Tatemono Co., Ltd.	137,000	928,355
	Tokyo Tekko Co., Ltd.	17,000	65,132
#	Tokyo Theatres Co., Inc.	31,000	59,550
	Tokyo Tomin Bank, Ltd.	13,100	293,227
#	Tokyotokeiba Co., Ltd.	66,000	125,813
	Tokyu Community Corp.	3,300	71,065
	Tokyu Construction Co., Ltd.	37,940	114,454
	Tokyu Corp.	56,000	324,352
	Tokyu Land Corp.	40,000	269,603
#	Tokyu Livable, Inc.	5,000	44,010
	Tokyu Recreation Co., Ltd.	6,000	36,158
#	Tokyu Store Chain Corp.	33,000	143,754
	Toli Corp.	17,000	32,367
	Tomato Bank, Ltd.	55,000	124,219
#	Tomen Electronics Corp.	5,600	62,106
	Tomoe Corp.	6,000	11,574
	Tomoegawa Paper Co., Ltd.	7,000	14,659
	Tomoku Co., Ltd.	35,000	64,312

#	Tomy Co., Ltd.	19,100	$143,138
	Tonami Transportation Co., Ltd.	46,000	114,290
#	TonenGeneral Sekiyu KK	20,000	189,869
# *	Tonichi Carlife Group, Inc.	5,000	4,952
#	Topcon Corp.	28,800	247,131
	Toppan Forms Co., Ltd.	26,300	280,034
	Toppan Printing Co., Ltd.	156,000	1,704,058
	Topre Corp.	20,300	186,514
	Topy Industries, Ltd.	83,000	224,011
	Toray Industries, Inc.	167,000	1,032,464
#	Tori Holdings Co., Ltd.	117,000	16,668
	Torigoe Co., Ltd.	7,800	51,649
	Torii Pharmaceutical Co., Ltd.	7,600	117,435
#	Torishima Pump Manufacturing Co., Ltd.	9,000	149,364
	Tose Co., Ltd.	3,800	35,978
	Toshiba Corp.	116,000	870,085
	Toshiba Machine Co., Ltd.	29,000	221,439
#	Toshiba Plant Kensetsu Co., Ltd.	23,000	201,459
	Toshiba TEC Corp.	51,000	319,850
	Tosho Printing Co., Ltd.	42,000	93,733
#	Tosoh Corp.	233,000	833,320
	Totetsu Kogyo Co., Ltd.	10,000	54,785
#	TOTO, Ltd.	126,000	1,061,074
	Totoku Electric Co., Ltd.	18,000	20,488
#	Tottori Bank, Ltd.	44,000	114,982
#	Touei Housing Corp.	7,300	55,400
	Toukei Computer Co., Ltd.	3,200	38,132
# *	Towa Bank, Ltd.	112,000	119,493
	Towa Corp.	5,100	46,662
#	Towa Pharmaceutical Co., Ltd.	3,200	146,428
#	Towa Real Estate Development Co., Ltd.	19,000	26,353
# *	Toyama Chemicals Co., Ltd.	25,000	204,848
# *	Toyo Construction Co., Ltd.	76,000	51,174
#	Toyo Corp.	12,600	170,079
#	Toyo Electric Co., Ltd.	21,000	53,354
	Toyo Engineering Corp.	32,000	147,328
	Toyo Ink Manufacturing Co., Ltd.	94,000	326,716
	Toyo Kanetsu K.K.	68,000	155,607
	Toyo Kohan Co., Ltd.	35,000	173,048
#	Toyo Machinery & Metal Co., Ltd.	4,000	14,636
#	Toyo Radiator Co., Ltd.	25,000	142,220
#	Toyo Securities Co., Ltd.	35,000	131,727
	Toyo Seikan Kaisha, Ltd.	79,900	1,401,224
	Toyo Suisan Kaisha, Ltd.	33,000	537,887
	Toyo Tire & Rubber Co., Ltd.	73,000	201,317
#	Toyo Wharf & Warehouse Co., Ltd.	13,000	19,839
	Toyobo Co., Ltd.	285,000	578,974
	Toyoda Gosei Co., Ltd.	20,800	752,534
#	Toyota Auto Body Co., Ltd.	27,000	476,867
	Toyota Motor Corp. Sponsored ADR	118,400	12,852,320
	Toyota Tsusho Corp.	30,825	782,536
#	Trans Cosmos, Inc.	13,900	177,245
	Trend Micro, Inc.	2,500	86,127
	Trend Micro, Inc. Sponsored ADR	3,540	123,775
	Trinity Industrial Corp.	3,000	20,102

#	Trusco Nakayama Corp.	9,900	$150,123
#	Tsubakimoto Chain Co.	49,000	306,731
	Tsubakimoto Kogyo Co., Ltd.	8,000	24,937
#	Tsudakoma Corp.	23,000	51,955
#	Tsugami Corp.	35,000	112,269
#	Tsukamoto Co., Ltd.	18,000	20,262
	Tsukishima Kikai Co., Ltd.	12,000	105,177
	Tsumura & Co.	18,200	375,284
	Tsurumi Manufacturing Co., Ltd.	8,000	60,206
	Tsutsumi Jewelry Co., Ltd.	4,500	89,967
	Tsuzuki Denki Co., Ltd.	8,000	25,621
	TV Asahi Corp.	230	332,583
	Ube Industries, Ltd.	111,000	341,156
	Ube Material Industries, Ltd.	41,000	116,520
	Uchida Yoko Co., Ltd.	12,000	50,906
#	Ulvac, Inc.	9,300	394,243
	Uni-Charm Corp.	3,900	285,021
#	Unicharm Petcare Corp.	1,000	56,772
	Uniden Corp.	29,000	180,213
	Unimat Offisco Corp.	8,800	101,244
# *	Union Holdings Co., Ltd.	25,000	6,930
#	Union Tool Co.	4,600	164,008
#	Unitika, Ltd.	186,000	184,071
	UNY Co., Ltd.	90,000	716,758
	Urban Corp.	31,200	202,558
	U-Shin, Ltd.	8,000	36,403
	Ushio, Inc.	37,100	772,419
	USS Co., Ltd.	3,430	210,143
	Utoc Corp.	10,000	39,794
#	Valor Co., Ltd.	16,600	173,997
*	Venture Link Co., Ltd.	11,800	13,301
# *	Victor Co. of Japan, Ltd.	99,000	184,257
	Vital-Net, Inc.	16,800	107,409
#	Wacoal Corp.	46,000	693,960
*	Wakachiku Construction Co., Ltd.	66,000	49,578
	Wakamoto Pharmaceutical Co., Ltd.	7,000	25,728
	Warabeya Nichiyo Co., Ltd.	6,000	73,813
	Watabe Wedding Corp.	5,300	60,609
#	Watami Food Service Co., Ltd.	5,400	83,533
	Wavelock Holdings Co., Ltd.	5,000	18,184
	West Japan Railway Co.	107	489,523
	Wood One Co., Ltd.	15,000	88,664
	Xebio Co., Ltd.	9,500	200,054
	Yahagi Construction Co., Ltd.	14,000	54,408
	Yahoo! Japan Corp.	367	163,170
	Yaizu Suisankagaku Industry Co., Ltd.	2,500	25,521
	Yakult Honsha Co., Ltd.	21,700	607,041
#	Yamada Denki Co., Ltd.	4,390	383,921
	Yamagata Bank, Ltd.	67,000	370,214
	Yamaguchi Financial Group, Inc.	104,000	1,149,866
	Yamaha Corp.	48,800	958,494
	Yamaha Motor Co., Ltd.	51,700	1,027,655
	Yamaichi Electronics Co., Ltd.	5,200	24,657
	Yamamura Glass Co., Ltd.	49,000	107,209
	Yamanashi Chuo Bank, Ltd.	73,000	419,902

#	Yamatake Corp.	23,000	$582,348
	Yamatane Corp.	57,000	62,327
	Yamato Corp.	8,000	22,310
	Yamato Kogyo Co., Ltd.	14,700	618,604
	Yamato Transport Co., Ltd.	74,000	1,081,523
#	Yamazaki Baking Co., Ltd.	54,000	525,398
#	Yamazen Co., Ltd.	24,000	89,966
	Yaoko Co., Ltd.	3,900	109,901
	Yaskawa Electric Corp.	18,000	198,061
	Yellow Hat, Ltd., Tokyo	9,400	54,068
	Yodogawa Steel Works, Ltd.	67,000	341,241
	Yokogawa Bridge Holdings Corp.	11,000	46,542
	Yokogawa Electric Corp.	103,400	1,074,676
	Yokohama Reito Co., Ltd.	22,000	157,809
	Yokohama Rubber Co., Ltd.	120,000	617,441
#	Yokowo Co., Ltd.	7,600	50,908
#	Yomeishu Seizo Co., Ltd.	12,000	124,791
#	Yomiuri Land Co., Ltd.	18,000	63,221
	Yondenko Corp.	6,000	29,689
#	Yonekyu Corp.	8,000	72,573
#	Yorozu Corp.	10,300	149,453
	Yoshimoto Kogyo Co., Ltd.	12,700	157,013
#	Yoshinoya Holdings Co., Ltd.	186	310,265
	Yuasa Funashoku Co., Ltd.	6,000	16,926
#	Yuasa Trading Co., Ltd.	106,000	124,673
#	Yuken Kogyo Co., Ltd.	10,000	32,934
	Yuraku Real Estate Co., Ltd.	21,000	64,046
	Yurtec Corp.	22,000	112,904
	Yushin Precision Equipment Co., Ltd.	4,000	73,352
	Yushiro Chemical Industry Co., Ltd.	6,200	104,163
	Yutaka Foods Corp.	4,000	59,043
#	Zenrin Co., Ltd.	2,100	50,713
#	Zensho Co., Ltd.	10,100	70,186
	Zeon Corp.	75,000	365,415
	Zeria Pharmaceutical Co., Ltd.	11,000	106,506
#	Zuken, Inc.	10,300	94,946
TOTAL COMMON STOCKS			506,623,520

RIGHTS/WARRANTS — (0.0%)
*	Dowa Mining Co., Ltd. Warrants 01/29/09	10,000	—

TOTAL — JAPAN			506,623,520

NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
	Aalberts Industries NV	34,352	664,457
#	Accell Group NV	2,323	91,525
	Aegon NV	390,108	5,826,012
	Aegon NV ADR	16,652	247,282
	Akzo Nobel NV	2,761	202,457
	Akzo Nobel NV Sponsor ADR	28,017	2,071,333
	Arcadis NV	2,528	155,100
#	ArcelorMittal	137,880	10,591,662
#	ASM International NV	20,108	393,236

	ASML Holding NV	35,709	$857,500
# *	BE Semiconductor Industries NV	5,760	28,330
#	Beter Bed Holding NV	1,223	28,434
	Boskalis Westminster CVA	14,529	802,191
	Brunel International NV	1,406	33,385
#	Corporate Express NV	34,030	402,981
#	Corporate Express NV Sponsored ADR	4,200	50,358
	Crown Van Gelder NV	463	9,585
# *	Crucell NV	604	8,358
# *	Crucell NV ADR	12,688	176,490
	Draka Holding NV	5,283	152,013
	Eriks Group NV	3,804	269,301
#	Exact Holding NV	7,123	293,339
	Fornix Biosciences NV	2,884	84,093
*	Fugro NV	11,447	863,593
	Gamma Holding NV	1,409	93,838
	Grontmij NV	4,789	161,261
#	Hagemeyer NV	145,486	1,060,246
	Heijmans NV	5,592	205,026
	Heineken Holding NV	22,571	1,147,540
	Heineken NV	32,759	1,847,613
	Hunter Douglas NV	5,380	312,393
	ICT Automatisering NV	1,299	18,306
#	Imtech NV	17,513	414,139
	ING Groep NV	13,252	440,384
	ING Groep NV Sponsered ADR	277,715	9,250,687
	Innoconcepts NV	5,316	97,403
	James Hardie Industries NV Sponsored ADR	2,900	79,866
	Jetix Europe NV	3,585	97,999
	Kas Bank NV	4,158	162,180
*	Kendrion NV	2,799	68,433
	Koninklijke (Royal) KPN NV Sponsored ADR	4,300	80,969
*	Koninklijke Ahold NV	306,754	4,031,158
*	Koninklijke Ahold NV ADR	22,080	292,626
	Koninklijke Bam Groep NV	49,676	1,089,350
	Koninklijke DSM NV	65,967	2,902,955
*	Koninklijke Econosto NV	5,609	59,564
	Koninklijke KPN NV	115,118	2,173,198
	Koninklijke Philips Electronics NV	146,221	5,704,729
	Koninklijke Philips Electronics NV ADR	69,500	2,704,940
	Koninklijke Ten Cate NV	8,953	302,491
	Koninklijke Vopak NV	9,329	485,781
*	Laurus NV	7,155	46,082
	Macintosh Retail Group NV	6,501	181,303
	Nederlandsche Apparatenfabriek NV	1,351	62,156
	Nutreco Holding NV	14,315	1,018,344
	Oce NV	39,493	732,416
	OPG Groep NV	21,782	651,897
	Ordina NV	14,554	207,758
# *	Pharming Group NV	13,110	24,747
#	Randstad Holdings NV	4,391	166,814
	Reed Elsevier NV	4,128	76,690
	Reed Elsevier NV Sponsored ADR	21,668	803,883
	RSDB NV	692	31,775
*	Samas NV	14,546	94,752

	SBM Offshore NV	59,289	$1,911,412
	Sligro Food Group NV	8,074	296,111
	Smit Internationale NV	5,371	499,395
	Sns Reaal	63,244	1,332,475
# *	Tele Atlas NV	19,500	827,853
#	Telegraaf Media Groep NV	17,251	625,024
	TKH Group NV	11,391	244,025
	TNT NV	22,103	870,466
*	TomTom NV	6,700	313,980
*	Tulip Computers NV	855	6,471
	Unilever NV	184,946	5,718,729
	Unit 4 Agresso NV	5,783	161,132
	USG People NV	9,066	203,883
# *	Van der Moolen Holding NV	14,415	54,777
	Vedior NV	68,335	1,711,596
	Wolters Kluwer NV	117,100	3,028,726

TOTAL — NETHERLANDS			81,492,762

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Abano Healthcare Group, Ltd.	17,364	66,917
	Air New Zealand, Ltd.	102,227	135,684
	Auckland International Airport, Ltd.	37,511	73,741
	Contact Energy, Ltd.	121,727	762,972
	Ebos Group, Ltd.	9,300	38,903
	Fisher & Paykel Appliances Holdings, Ltd.	151,220	310,558
	Fisher & Paykel Healthcare Corp.	75,641	158,781
	Fletcher Building, Ltd.	90,317	687,752
	Freightways, Ltd.	24,331	65,408
	Hallenstein Glassons Holdings, Ltd.	7,659	24,269
	Infratil, Ltd.	85,189	158,725
	Infratil, Ltd.	13,322	14,699
	Mainfreight, Ltd.	14,238	74,352
	Michael Hill International, Ltd.	72,300	57,819
	New Zealand Exchange, Ltd.	7,114	40,770
*	New Zealand Oil & Gas, Ltd.	58,232	60,749
	New Zealand Refining Co., Ltd.	57,281	342,926
	Nuplex Industries, Ltd.	34,274	168,325
	Port of Tauranga, Ltd.	29,466	153,974
	Pumpkin Patch, Ltd.	23,700	35,463
	Pyne Gould Guinness, Ltd.	87,726	147,609
*	Rubicon, Ltd.	42,151	30,257
	Ryman Healthcare, Ltd.	97,765	134,896
	Sanford, Ltd.	25,612	78,608
#	Sky City Entertainment Group, Ltd.	64,132	202,226
	Steel & Tube Holdings, Ltd.	25,952	66,092
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	50,937	776,789
	Tourism Holdings, Ltd.	23,932	35,847
	Tower, Ltd.	84,036	137,409
	Trustpower, Ltd.	47,153	282,744
	Warehouse Group, Ltd.	20,225	95,830
TOTAL COMMON STOCKS			5,421,094

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	4,638	1,409

TOTAL — NEW ZEALAND			5,422,503

NORWAY — (0.8%)
COMMON STOCKS — (0.8%)
#	Acta Holding ASA	30,000	$103,560
	Aker Kvaerner ASA	13,626	323,728
#	Aker Yards ASA	48,533	431,023
# *	Aktiv Kapital ASA	9,500	158,320
*	Birdstep Technology ASA	13,000	26,743
# *	Blom ASA	10,000	121,402
	Bonheur ASA	4,950	225,979
*	BW Gas ASA	29,000	269,096
# *	Camillo Eitze & Co. ASA	7,461	88,808
*	Cermaq ASA	19,600	263,746
# *	Det Norske Oljeselskap ASA	149,000	192,551
	DNB Nor ASA Series A	115,411	1,688,186
	DOF ASA	16,041	161,528
	EDB Business Partner ASA	13,200	88,072
	Ekornes ASA	8,200	147,820
# *	Eltek ASA	9,643	44,188
*	Ementor ASA	21,400	141,852
	Farstad Shipping ASA	4,158	110,640
# *	Fast Search & Transfer ASA	94,000	329,879
#	Fred Olsen Energy ASA	7,100	398,350
	Ganger Rolf ASA	10,200	411,780
*	Gregoire ASA	2,200	654
	Havila Shipping ASA	2,400	44,383
	Itera Consulting Group ASA	40,000	38,907
	Kongsberg Automotive ASA	11,800	68,426
	Kongsberg Gruppen ASA	2,500	162,102
*	Kverneland Group ASA	22,000	62,438
#	Leroy Seafood Group ASA	13,100	271,721
*	Norse Energy Corp. ASA	101,000	90,590
	Norsk Hydro ASA	55,980	790,838
#	Norsk Hydro ASA Sponsored ADR	51,700	740,375
#	Norske Skogindustrier ASA Series A	27,900	140,521
*	Norwegian Air Shuttle ASA	2,600	59,801
# *	Ocean Rig ASA	70,100	535,747
	Odfjell ASA Series A	9,500	145,862
	Olav Thon Eiendomsselskap ASA	490	74,988
	Orkla ASA	233,150	2,898,290
	Petroleum Geo Services ASA	10,650	255,475
# *	Petrolia Drilling ASA	160,000	61,384
*	Photocure ASA	3,400	23,999
#	Prosafe ASA	65,600	1,123,638
*	Q-Free ASA	8,000	12,957
*	Renewable Energy Corp. ASA	4,900	119,843
	Rieber and Son ASA Series A	10,000	88,954
# *	Roxar ASA	66,000	75,109
#	Scana Industrier ASA	25,639	82,334
	Schibsted ASA	24,262	763,465
# *	Sevan Marine ASA	48,300	614,161

	Solstad Offshore ASA	3,600	$98,826
	Sparebanken Midt-Norge	20,512	235,759
	Statoil Hydro ASA	26,452	806,027
	StatoilHydro ASA Sponsored ADR	63,675	1,944,634
	Storebrand ASA	103,998	804,513
	Tandberg ASA Series A	25,000	365,310
*	TGS Nopec Geophysical Co. ASA	51,191	755,850
#	Tomra Systems ASA	38,900	264,749
	TTS Marine ASA	4,000	63,520
	Veidekke ASA	43,300	385,560
	Wilh. Wilhelmsen ASA	8,502	306,150
	Yara International ASA	32,874	1,835,565

TOTAL — NORWAY			22,940,676

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
#	Banco BPI SA	106,618	510,512
#	Banco Comercial Portugues SA	348,812	1,004,859
	Banco Epirito Santo SA	116,859	2,106,454
#	Brisa SA	58,391	879,809
#	Cimpor Cimentos de Portugal SA	99,561	830,373
	Corticeira Amorim	17,236	40,867
	Energias de Portugal SA	67,284	393,460
	Energias de Portugal SA Sponsored ADR	7,400	435,314
	Finibanco Holdings SGPS SA	14,885	66,351
*	Impresa Sociedade Gestora de Participacoes SA	21,677	50,664
	Jeronimo Martins SGPS SA	39,025	287,291
	Mota-Engil SGPS SA	24,134	165,321
*	ParaRede SGPS SA	145,911	39,693
#	Portucel-Empresa Produtora de Pasta de Papel SA	79,602	251,707
	Portugal Telecom SA	45,450	580,108
	Sag Gest - Solucoes Automovel Globais SGPS SA	13,935	41,517
	Sociedade de Investimento e Gestao SGPS SA	14,144	172,590
*	Sonae Capital SGPS SA	30,129	69,067
*	Sonae Industria SGPS SA	32,282	231,658
	Sonae SGPS SA	412,208	749,193
# *	Sonaecom SGPS SA	47,338	168,958
	Teixeira Duarte Engenharia e Construcoes SA	73,407	167,013
	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	24,737	306,755

TOTAL — PORTUGAL			9,549,534

SINGAPORE — (1.2%)
COMMON STOCKS — (1.2%)
	Allgreen Properties, Ltd.	381,500	342,865
	Apollo Enterprises, Ltd.	30,000	59,014
	Aqua-Terra Supply Co., Ltd.	31,000	8,044
	Armstrong Industrial Corp., Ltd.	49,000	10,350
#	Ascott Group, Ltd.	273,000	334,103
	Asia Environment Holdings, Ltd.	34,000	13,232
*	Asia Food and Properties, Ltd.	764,000	409,607
	Asia Pacific Breweries, Ltd.	14,000	133,319
	ASL Marine Holdings, Ltd.	49,000	41,109

	Auric Pacific Group, Ltd.	25,000	$23,589
*	Ban Joo - Company, Ltd.	55,000	2,685
	Beyonics Technology, Ltd.	135,000	26,082
	Bonvests Holdings, Ltd.	51,600	42,154
	Broadway Industrial Group, Ltd.	31,000	18,107
	Bukit Sembawang Estates, Ltd	26,000	170,514
	Capitaland, Ltd.	392,000	1,731,875
	Cerebos Pacific, Ltd.	53,000	149,421
#	CH Offshore, Ltd.	131,000	54,199
# *	Chartered Semiconductor Manufacturing, Ltd.	107,000	55,177
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	41,937	220,589
	China Dairy Group, Ltd.	147,000	26,925
	China Merchants Holdings Pacific, Ltd.	79,000	50,669
	Chip Eng Seng Corp., Ltd.	123,000	45,414
#	Chuan Hup Holdings, Ltd.	150,000	38,797
	City Developments, Ltd.	96,000	805,705
	Comfortdelgro Corp., Ltd.	329,000	367,967
	Cosco Corp. (Singapore), Ltd.	51,000	144,687
#	Creative Technology Co., Ltd.	23,750	124,279
	CSC Holdings, Ltd.	250,000	52,263
	CSE Global, Ltd.	59,000	41,756
	CWT, Ltd.	55,000	34,461
	DBS Group Holdings, Ltd.	170,000	2,069,693
#	Delong Holdings, Ltd.	78,200	184,400
	Ellipsiz, Ltd.	83,000	11,944
*	Enviro-Hub Holdings, Ltd.	129,000	36,914
	Eucon Holdings, Ltd.	251,000	13,290
#	Ezra Holdings Pte, Ltd.	105,000	174,373
	F.J. Benjamin Holdings, Ltd.	90,000	33,456
	Federal International (2000), Ltd.	30,000	10,196
	Food Empire Holdings, Ltd.	79,000	43,219
	Fraser & Neave, Ltd.	391,000	1,346,428
#	Freight Links Express Holdings, Ltd.	500,000	24,225
	Frontline Technologies Corp., Ltd.	432,000	73,698
*	Fu Yu Corp., Ltd.	118,000	12,888
	GK Goh Holdings, Ltd.	87,000	65,444
# *	Global Voice Group, Ltd.	339,000	22,691
	Goodpack, Ltd.	41,000	46,763
	GP Batteries International, Ltd.	15,000	10,190
#	Guocoland, Ltd.	83,666	248,569
	Hartford Education Corp., Ltd.	2,166	354
	Hersing Corp., Ltd.	33,000	11,514
#	Hi-P International, Ltd.	252,000	92,879
	Ho Bee Investment, Ltd.	132,000	113,329
	Hong Fok Corp., Ltd.	191,400	145,947
#	Hong Leong Asia, Ltd.	89,000	187,942
	Hotel Grand Central, Ltd.	105,132	72,227
	Hotel Plaza, Ltd.	103,500	134,627
	Hotel Properties, Ltd.	94,000	213,560
	Hour Glass, Ltd.	50,000	31,696
#	HTL International Holdings, Ltd.	112,000	32,311
	Huan Hsin Holdings, Ltd.	67,000	26,241
	HupSteel, Ltd.	145,000	32,646
	Hwa Hong Corp., Ltd.	95,000	45,575
	Hyflux, Ltd.	41,000	95,484

	InnoTek, Ltd.	74,000	$43,764
	Innovalues, Ltd.	36,000	5,339
	Isetan (Singapore), Ltd.	15,000	39,441
	Jardine Cycle & Carriage, Ltd.	53,357	804,151
	Jaya Holdings, Ltd.	51,000	47,732
#	Jurong Technologies Industrial Corp., Ltd.	213,200	53,489
	K1 Ventures, Ltd.	508,000	70,186
	Keppel Corp., Ltd.	96,000	723,373
#	Keppel Land, Ltd.	132,000	548,429
	Keppel Telecommunications and Transportation, Ltd.	43,000	149,318
#	Kim Eng Holdings, Ltd.	174,000	272,336
	Koh Brothers Group, Ltd.	161,000	37,679
	K-REIT Asia	6,600	7,759
	KS Energy Services, Ltd.	54,000	88,687
*	Lafe Technology, Ltd.	75,600	9,097
	Lee Kim Tah Holdings, Ltd.	60,000	25,219
	Low Keng Huat Singapore, Ltd.	87,000	30,136
	Lum Chang Holdings, Ltd.	123,000	24,740
*	Manhattan Resources, Ltd.	47,000	12,931
*	Mediaring.Com, Ltd.	305,000	26,640
	Memtech International, Ltd.	310,000	38,263
	Metro Holdings, Ltd.	145,000	82,004
	MFS Technology, Ltd.	52,000	10,954
	Midas Holdings, Ltd.	42,000	33,674
	MobileOne, Ltd.	96,000	137,277
	Natsteel, Ltd.	75,000	77,157
	Neptune Orient Lines, Ltd.	216,000	472,036
	Olam International, Ltd.	76,000	138,272
*	Orchard Parade Holdings, Ltd.	62,000	52,066
#	Osim International, Ltd.	119,000	32,091
	Overseas Chinese Banking Corp., Ltd.	641,000	3,457,900
	Pan-United Corp., Ltd.	77,000	36,470
	Parkway Holdings, Ltd.	139,400	301,460
#	Petra Foods, Ltd.	112,000	98,691
	Popular Holdings, Ltd.	220,000	42,219
	PSC Corp., Ltd.	181,924	39,885
	QAF, Ltd.	87,000	22,171
	Raffles Education Corp., Ltd.	80,000	149,799
	Robinson & Co., Ltd.	9,000	42,997
	Rotary Engineering, Ltd.	87,000	56,866
	San Teh, Ltd.	117,000	43,966
	SBS Transit, Ltd.	39,500	69,552
	SC Global Developments, Ltd.	72,284	89,853
*	Seksun Corp., Ltd.	218,000	117,462
	SembCorp Industries, Ltd.	307,000	1,032,238
	SembCorp Marine, Ltd.	146,800	375,956
	Sim Lian Group, Ltd.	83,000	33,018
	Singapore Airlines, Ltd.	142,400	1,544,602
	Singapore Food Industries, Ltd.	61,000	34,174
	Singapore Land, Ltd.	64,000	319,076
	Singapore Petroleum Co., Ltd.	31,000	151,522
	Singapore Post, Ltd.	263,000	208,616
	Singapore Press Holdings, Ltd.	328,000	1,022,076
	Singapore Shipping Corp., Ltd.	137,000	38,396
	Singapore Technologies Engineering, Ltd.	150,000	362,692

	Singapore Telecommunications, Ltd.	788,350	$2,133,075
*	Sinomem Technology, Ltd.	53,000	31,117
*	Sinwa, Ltd.	89,000	21,172
	SMRT Corp., Ltd.	192,000	239,238
	SP Chemicals, Ltd.	70,000	37,932
	SSH Corp., Ltd.	219,000	44,637
	Starhub, Ltd.	93,710	201,465
*	Straco Corp., Ltd.	150,000	18,728
	Straits Trading Co., Ltd.	81,000	390,210
	Sunningdale Tech, Ltd.	130,000	17,830
	Tat Hong Holdings, Ltd.	79,000	121,480
*	Thakral Corp., Ltd.	793,000	36,281
	Tiong Woon Corp. Holding, Ltd.	112,000	56,444
	Tuan Sing Holdings, Ltd.	251,000	48,393
	UMS Holdings, Ltd.	86,000	17,011
	Unisteel Technology, Ltd.	85,750	85,332
	United Engineers, Ltd.	64,000	174,418
	United Industrial Corp., Ltd.	353,000	748,254
	United Overseas Bank, Ltd.	168,000	2,130,136
	UOB-Kay Hian Holdings, Ltd.	161,000	231,892
	UOL Group, Ltd.	258,000	705,306
	Venture Corp., Ltd.	102,000	735,439
#	WBL Corp., Ltd.	50,000	169,521
	Wheelock Properties (S), Ltd.	161,000	215,301
*	Wilmar International, Ltd.	15,000	46,436
	Wing Tai Holdings, Ltd.	259,100	390,900
#	Xpress Holdings, Ltd.	474,000	36,695
	Yellow Pages (Singapore), Ltd.	29,000	18,390
	YHI International, Ltd.	96,000	19,366
*	Yongnam Holdings, Ltd.	263,000	44,929
*	Zhongguo Jilong, Ltd.	24,675	782
TOTAL COMMON STOCKS			34,197,678

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	3,000	710

TOTAL — SINGAPORE			34,198,388

SPAIN — (3.1%)
COMMON STOCKS — (3.1%)
#	Abengoa SA	9,853	336,666
#	Abertis Infraestructuras SA	47,081	1,485,737
	Acciona SA	6,134	1,558,262
	Acerinox SA	87,713	2,200,850
	Actividades de Construccion y Servicios SA	37,658	1,923,333
	Adolfo Dominguez SA	674	22,041
#	Amper SA	7,015	120,141
#	Antena 3 de Television SA	12,695	174,739
# *	Avanzit SA	27,527	101,216
*	Azkoyen SA	6,767	54,856
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	597,276	12,250,131
	Banco de Andalucia SA	1,901	162,169
#	Banco de Sabadell SA	259,620	2,391,455
#	Banco de Valencia SA	16,274	862,967

#	Banco Espanol de Credito SA	63,658	$1,089,387
#	Banco Guipuzcoano SA	32,147	518,062
#	Banco Pastor SA	55,292	828,934
#	Banco Popular Espanol SA	225,575	3,532,660
	Banco Santander Central Hispano SA	187,310	3,347,124
#	Banco Santander SA Sponsored ADR	809,396	14,391,061
	Bankinter SA	110,141	1,625,245
*	Baron de Ley SA	1,908	140,170
*	Campofrio Alimentacion SA	8,192	122,131
	Cementos Portland Valderrivas SA	5,472	521,699
	Cia Espanola de Petroleous SA	15,692	1,628,866
#	Cintra Concesiones de Infraestructuras de Transporte SA	26,042	413,043
	Compania de Distribucion Integral Logista SA	1,223	97,446
	Construcciones y Auxiliar de Ferrocarriles SA	614	262,977
*	Corporacion Dermoestetica	2,300	21,689
# *	Dogi International Fabrics SA	13,276	22,923
	Duro Felguera SA	4,524	52,480
	Ebro Puleva SA	47,479	892,966
	Electnor SA	3,144	149,151
	Enagas SA	54,486	1,638,845
# *	Ercros SA	396,342	166,405
#	Faes Farma SA	21,083	302,172
#	Fomento de Construcciones y Contratas SA	19,904	1,200,150
	Gamesa Corporacion Tecnologica SA	19,589	797,895
	Gas Natural SDG SA	30,124	1,825,311
#	Gestevision Telecinco SA	12,729	270,902
*	Grifols SA	14,576	333,382
	Grupo Catalana Occidente SA	26,144	873,402
	Grupo Empresarial Ence SA	40,786	351,194
#	Grupo Ferrovial SA	34,272	2,242,834
	Iberdrola SA	184,236	2,660,871
	Iberia Lineas Aereas de Espana SA	117,303	421,213
	Iberpapel Gestion SA	2,175	47,754
	Indra Sistemas SA	37,920	1,053,869
	Industria de Diseno Textil SA	11,709	603,638
#	La Seda de Barcelona SA	185,792	334,872
	Lingotes Especiales SA	2,224	14,215
	Mapfre SA	62,775	283,049
#	Mecalux SA	2,680	85,910
	Miquel y Costas & Miquel SA	3,860	87,299
#	Natra SA	4,183	51,076
# *	Natraceutical SA	60,599	71,068
# *	NH Hoteles SA	29,221	400,355
*	Nicolas Correa SA	4,684	32,530
	Obrascon Huarte Lain SA	9,920	331,985
	Papeles y Cartones de Europa SA	19,026	170,712
	Pescanova SA	1,890	97,072
	Prim SA	1,760	31,559
#	Promotora de Informaciones SA	38,583	536,382
	Prosegur Cia de Seguridad SA	7,617	291,141
	Red Electrica de Espana SA	17,496	1,091,563
	Repsol YPF SA	1,793	61,852
	Repsol YPF SA Sponsored ADR	124,088	4,282,277
#	Sacyr Vallehermoso SA	37,191	1,128,181
#	Service Point Solutions SA	28,039	98,047

*	Service Point Solutions SA	934	$3,320
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	14,108	51,330
*	Sogecable SA	5,419	227,350
#	Sol Melia SA	17,027	255,527
#	SOS Cuetara SA	21,945	479,505
*	Tavex Algodonera SA	7,016	16,393
# *	Tecnocom Telecomunicaciones y Energia SA	8,877	44,468
	Telefonica SA	5,983	173,127
	Telefonica SA Sponsored ADR	42,200	3,660,428
#	Tubacex SA	34,257	319,507
	Tubos Reunidos SA	83,344	513,907
	Union Fenosa SA	6,833	450,218
	Unipapel SA	3,730	85,705
*	Urbas Guadahermosa SA	8,757	6,964
# *	Vertice Trescientos Sesenta Grados SA	1,752	4,415
#	Vidrala SA	5,043	154,973
	Viscofan SA	20,313	432,023
#	Zardoya Otis SA	13,865	345,375
# *	Zeltia SA, Madrid	27,079	179,640

TOTAL — SPAIN			84,977,734

SWEDEN — (2.2%)
COMMON STOCKS — (2.2%)
*	Acando AB	31,874	65,290
*	Active Biotech AB	7,800	76,753
	Addtech AB Series B	1,400	30,843
	Alfa Laval AB	10,825	581,286
	Angpanneforeningen AB Series B	7,700	180,621
*	Anoto Group AB	29,000	35,990
	Aros Quality Group AB	5,000	31,361
	Assa Abloy AB Series B	74,539	1,334,720
	Atlas Copco AB Series A	52,500	815,940
	Atlas Copco AB Series B	26,600	378,222
	Axfood AB	4,950	172,305
	Axis Communications AB	6,300	113,544
	B&B Tools AB	6,500	182,377
	Ballingslov International AB	3,150	87,305
	Beijer Alma AB	6,700	90,878
	Bergs Timber AB Series B	4,200	27,500
#	Bilia AB Series A	9,300	139,057
	Billerud AB	21,600	245,089
*	Biotage AB	44,000	67,942
	Boliden AB	105,040	1,201,171
#	Cantena AB	500	8,133
	Cardo AB	8,400	229,916
	Castellum AB	3,600	44,033
*	Cision AB	25,269	68,753
#	Clas Ohlson AB Series B	6,550	129,418
	Cloetta AB Series B	7,700	280,936
	Concordia Maritime AB Series B	8,100	30,619
	D. Carnegie & Co. AB	23,400	401,802
	Electrolux AB Series B	68,988	1,106,921
	Elekta AB Series B	16,000	291,984
*	Enea Data AB Series B	85,000	29,689

	Eniro AB	63,967	$481,799
	Expanda AB	2,400	24,436
	Fabege AB	13,000	142,246
	Fagerhult AB	2,628	56,696
	G & L Beijer AB Series B	1,600	44,911
	Getinge AB	19,200	488,346
	Geveko AB	1,000	17,711
	Gunnebo AB	11,600	116,217
*	Hakon Invest AB	11,030	208,535
	Haldex AB	16,100	285,973
	Hennes & Mauritz AB Series B	14,275	800,658
*	Hexagon AB Sereis A	5,700	116,525
	HIQ International AB	5,000	24,978
	Hoganas AB Series B	12,100	258,400
#	Holmen AB Series B	27,370	940,666
*	Husqvarna AB Series A	13,310	145,471
#	Husqvarna AB Series B	55,700	605,992
*	IBS AB Series B	11,000	23,571
*	Industrial & Financial Systems AB Series B	88,000	86,351
	Intrum Justitia AB	17,800	285,241
	JM AB	27,094	577,819
	Klovern AB	9,100	37,670
	Kungsleden AB	12,300	145,766
	Lagercrantz Group AB Series B	10,000	48,569
*	LBI International AB	14,600	81,383
	Lennart Wallenstam Byggnads AB Series B	3,300	66,140
# *	Lundin Petroleum AB	111,832	1,456,308
	Meda AB Series A	56,815	581,134
# *	Medivir Series B	5,800	49,631
*	Metro International SA SDR Series A	1,610	1,268
*	Metro International SA SDR Series B	3,220	2,576
*	Micronic Laser Systems AB	19,636	92,111
	Modern Times Group AB Series B	5,875	383,977
	Munters AB	12,950	129,495
	NCC AB Series B	25,757	676,887
*	Net Insight AB Series B	50,000	40,920
	New Wave Group AB Series B	17,600	140,215
#	NIBE Industrier AB	9,500	90,959
#	Nobia AB	29,900	253,591
	Nolato AB Series B	7,586	68,598
	Nordea Bank AB	338,589	5,091,175
	OEM International AB Series B	3,000	21,817
#	ORC Software AB	1,800	42,440
*	PA Resources AB	46,452	373,142
	Partnertech AB	1,500	9,288
	Peab AB Series B	26,400	260,613
*	Peab Industri AB	13,200	129,598
*	Pricer AB Series B	250,588	27,538
*	Proffice AB	13,600	40,697
#	Q-Med AB	8,300	64,341
*	RaySearch Laboratories AB	1,000	22,551
*	Readsoft AB Series B	7,000	16,293
	Rederi AB Transatlantic Series B	10,302	73,132
	rnb Retail and Brands AB	23,400	156,742
	Rorvik Timber AB	4,300	34,828

	Sandvik AB	55,400	$934,154
	Scania AB Series A	6,000	164,266
	Scania AB Series B	26,400	636,910
	Securitas AB Series B	75,600	909,731
*	Securitas Direct AB Series B	11,000	46,945
	Securitas Systems AB Series B	11,000	28,398
*	Semcon AB	3,200	34,174
*	Sintercast AB	2,200	46,252
	Skandinaviska Enskilda Banken AB Series A	130,200	3,243,866
	Skanditek Industrifoervaltnings AB	9,000	34,553
	Skanska AB Series B	143,400	2,763,228
	SKF AB Series A	8,250	151,086
	SKF AB Series B	88,500	1,627,669
	Skistar AB	6,000	97,868
	SSAB Svenskt Stal AB Series A	40,900	1,145,209
	SSAB Svenskt Stal AB Series B	21,000	533,420
	Studsvik AB	1,000	18,189
	Svenska Cellulosa AB Series B	163,737	2,687,696
	Svenska Handelsbanken AB Series A	144,100	4,014,458
*	SWECO AB Series B	7,985	71,386
*	Swedbank AB Series A	105,466	2,850,521
	Swedish Match AB (Frueher Svenska Taendsticks AB)	30,400	708,520
	Tele2 AB Series B	119,444	2,099,439
*	Teleca AB Series B	24,800	50,082
	Telefonaktiebolaget LM Erricson Sponsored ADR	147,780	3,177,270
*	Telelogic AB	55,000	182,219
	TeliaSonera AB	432,842	3,448,331
	Trelleborg AB Series B	37,800	676,619
*	Vitrolife AB	6,000	28,088
	Volvo AB Series A	61,718	912,083
	Volvo AB Series B	70,100	1,040,713
	Volvo AB Sponsored ADR	71,500	1,075,497
*	Wedins Skor & Accessoarer AB	30,000	27,254
TOTAL COMMON STOCKS			60,390,427

RIGHTS/WARRANTS — (0.0%)
*	Getinge AB Rights 03/14/08	19,200	7,395

TOTAL — SWEDEN			60,397,822

SWITZERLAND — (6.0%)
COMMON STOCKS — (6.0%)
#	A. Hiestad Holding AG	122	210,291
	ABB, Ltd.	88,259	2,198,912
	ABB, Ltd. Sponsored ADR	51,600	1,292,064
# *	Actelion, Ltd.	12,457	649,341
	Adecco SA	61,657	3,226,358
*	Advanced Digital Broadcast Holdings SA	454	13,819
	AFG Arbonia-Forster Holding AG	472	160,816
	Allreal Holding AG	5,669	744,764
	Also Holding AG	635	38,317
*	Ascom Holding AG	12,261	141,463
	Bachem Holdings AG	1,867	164,651
	Baloise-Holding AG	30,864	2,783,583

	Bank Coop AG	1,911	$146,562
	Bank Sarasin & Cie Series B	201	901,422
	Banque Cantonale de Geneve	421	109,032
	Banque Cantonale Vaudoise	1,417	731,949
	Banque Privee Edmond de Rothschild SA	8	298,668
	Barry Callebaut AG	862	737,444
*	Basilea Pharmaceutica AG	1,029	196,886
	Belimo Holdings AG	136	151,192
	Bellevue Group AG	3,667	269,870
	Berner Kantonalbank	1,522	338,019
	BKW FMB Energie AG	4,204	513,224
	Bobst Group AG	4,403	314,478
	Bossard Holding AG	1,086	84,934
	Bucher Industries AG	3,043	771,954
*	Card Guard AG	3,538	17,199
	Carlo Gavazzi Holding AG	209	38,272
	Charles Voegele Holding AG	2,773	247,109
	Ciba Specialty Chemicals AG	19,487	779,490
*	Cicor Technologies	371	21,321
	Clariant AG	72,486	620,549
	Compagnie Financiere Richemont AG Series A	121,838	7,053,042
	Conzzeta Holdings AG	112	276,108
	Credit Suisse Group	19,180	943,005
	Credit Suisse Group Sponsered ADR	187,715	9,183,018
*	Cytos Biotechnology AG	404	28,324
	Daetwyler Holding AG	2,810	200,390
	Dottikon ES Holding AG	89	20,528
*	Dufry Group	6,302	542,355
*	Efg International	20,079	674,554
	Eichhof Holding AG	34	60,947
	Emmi AG	1,242	179,151
	Ems-Chemie Holding AG	4,524	665,905
	Energiedienst Holding AG	500	326,028
	Feintol International Holding AG	127	40,134
	Flughafen Zuerich AG	2,349	982,680
#	Forbo Holding AG	1,043	522,594
	Galenica Holding AG	953	366,149
	Geberit AG	3,130	460,492
	George Fisher AG	1,835	915,533
	Givaudan SA	3,710	3,719,831
	Gurit Holding AG	150	114,552
	Helvetia Holding AG	3,041	1,155,991
	Holcim, Ltd.	66,531	6,784,444
	Implenia AG	1,760	56,437
	Industrieholding Cham AG	328	117,414
	Interroll-Holding SA	144	70,206
	Intershop Holding AG	192	58,893
	Jemoli Holdings AG	198	506,239
	Julius Baer Holdings, Ltd. AG	47,323	3,493,709
	Kaba Holding AG	277	88,662
*	Kardex AG	2,338	116,563
	Komax Holding AG	1,543	218,804
	Kudelski SA	6,423	84,291
	Kuehne & Nagel International AG	6,798	658,705
	Kuoni Reisen Holding AG	1,374	644,187

	Lem Holdings SA	157	$40,034
	Lindt & Spruengli AG	15	533,038
*	Logitech International SA	23,602	604,212
	Lonza Group AG	20,716	2,729,231
	Luzerner Kantonalbank	1,302	331,662
	Medisize Holding AG	270	21,176
*	Micronas Semiconductor Holding AG	2,227	20,428
*	Mikron Holding AG	4,509	47,811
	Mobilezone Holding AG	6,928	45,177
	Nestle SA	46,170	22,036,404
	Nobel Biocare Holding AG	2,025	489,734
	Novartis AG	879	43,416
#	Novartis AG ADR	272,402	13,388,558
# *	Oerlikon Corp.	2,800	904,101
	Orell Fuessli Holding AG	367	70,850
*	Panalpina Welttransport Holding AG	2,965	497,507
*	Partners Group	2,871	390,702
	Phoenix Mecano AG	374	189,538
*	Precious Woods Holding AG	1,485	168,676
	PSP Swiss Property AG	3,701	226,774
	PubliGroupe SA	657	208,498
	Rieters Holdings AG	1,884	759,990
	Roche Holding AG Bearer	6,041	1,309,376
	Roche Holding AG Genusschein	35,080	6,879,486
	Romande Energie Holding SA	201	466,483
# *	Schaffner Holding AG	141	33,317
	Schindler Holding AG	5,183	351,460
#	Schulthess Group AG	1,050	78,259
	Schweiter Technology AG	449	171,800
	Schweizerhall Holding AG	856	140,804
	Schweizerische National Versicherungs Gesellschaft	280	218,703
	SEZ Holding AG	2,250	77,666
	SGS SA	595	799,164
	SIA Abrasives Holding AG	214	81,231
	Siegfried Holding AG	1,010	149,251
	Sika AG	861	1,592,778
	Societe Generale d’Affichage	652	149,919
	Sonova Holding AG	6,581	623,649
	St. Galler Kantonalbank	1,469	686,515
	Straumann Holding AG	1,080	317,041
	Sulzer AG	1,147	1,316,689
#	Swatch Group AG	7,390	2,169,149
	Swiss Life Holding	19,982	5,008,754
	Swiss Prime Site AG	1,550	93,820
#	Swiss Re	109,683	8,791,473
	Swisscom AG	1,560	593,326
	Swisscom AG Sponsored ADR	5,100	194,585
*	Swisslog Holding AG	68,659	75,500
	Swissquote Group Holding SA	2,141	114,934
	Syngenta AG ADR	105,098	6,024,217
	Tamedia AG	1,352	163,991
	Tecan Group AG	4,448	254,446
# *	Temenos Group AG	10,430	261,049
	The Swatch Group AG	19,030	1,083,956
*	Tornos SA	4,020	65,776

	UBS AG	117,342	$3,828,702
	UBS AG ADR	21,800	705,012
*	UMS Schweizerische Metallwerke Holding AG	1,516	32,761
	Valartis Group AG	1,076	68,773
	Valiant Holding AG	8,552	1,531,033
	Valora Holding AG	1,682	391,275
	Vaudoise Assurances Holdings SA	527	79,424
	Vontobel Holdings AG	9,487	335,449
	Walliser Kantonalbank	73	33,915
	WMH Walter Meier Holding AG	589	116,904
# *	Ypsomed Holdings AG	1,829	157,704
	Zehnder Holding AG	92	121,848
	Zuger Kantonalbank	45	159,907
	Zurich Financial SVCS AG	46,095	14,409,810

TOTAL — SWITZERLAND			166,302,419

UNITED KINGDOM — (16.2%)
COMMON STOCKS — (16.2%)
	A & J Mucklow Group P.L.C.	3,971	26,007
	Abacus Group P.L.C.	16,350	15,997
	Abbot Group P.L.C.	73,683	565,217
	Aberdeen Asset Management P.L.C.	276,301	730,958
	Acal P.L.C.	6,247	20,185
*	Acambis P.L.C.	41,372	95,865
	Admiral Group P.L.C.	25,510	510,186
*	AEA Technology P.L.C.	27,704	43,601
	Aegis Group P.L.C.	302,129	667,389
	Aga Foodservice Group P.L.C.	56,561	344,643
	Aggreko P.L.C.	48,484	562,747
	Air Partner P.L.C.	2,004	37,851
	Alba P.L.C.	6,399	12,241
	Alexandra P.L.C.	9,456	16,502
	Alexon Group P.L.C.	5,157	10,051
*	Alizyme P.L.C.	42,517	33,305
#	Alliance & Leicester P.L.C.	76,823	852,012
*	Alphameric P.L.C.	42,180	18,645
	Alumasc Group P.L.C.	8,807	34,937
	Amec P.L.C.	78,147	1,192,081
	Amlin P.L.C.	223,504	1,221,685
	Anglo American P.L.C.	142,644	9,054,068
	Anglo Pacific Group P.L.C.	48,137	146,490
	Anglo-Eastern Plantations P.L.C.	5,528	69,524
	Anite P.L.C.	87,747	74,655
*	Antisoma P.L.C.	192,497	105,705
	Antofagasta P.L.C.	36,286	578,336
*	ARC International P.L.C.	46,290	22,897
	Arena Leisure P.L.C.	52,926	54,020
*	Aricom P.L.C.	465,313	727,558
*	Ark Therapeutics Group P.L.C.	41,890	61,116
	ARM Holdings P.L.C.	12,223	21,856
	ARM Holdings P.L.C. Sponsored ADR	149,780	807,314
	Arriva P.L.C.	87,242	1,174,639
*	Ashmore Group P.L.C.	8,736	45,706
	Ashtead Group P.L.C.	167,455	252,046

	Associated British Foods P.L.C.	118,034	$1,977,780
	AstraZeneca P.L.C. Sponsored ADR	62,800	2,363,164
	Atkins WS P.L.C.	30,711	668,751
*	Autonomy Corp. P.L.C.	65,307	1,214,788
	Aveva Group P.L.C.	10,654	207,831
*	Avis Europe P.L.C.	78,921	42,111
	Aviva P.L.C.	773,989	9,329,193
	Avon Rubber P.L.C.	8,371	17,091
*	Axis-Shield P.L.C.	14,681	76,622
	Axon Group P.L.C.	6,761	74,919
	Babcock International Group P.L.C.	78,787	882,552
	BAE Systems P.L.C.	747,766	7,117,958
	Balfour Beatty P.L.C.	127,278	1,116,813
	Barclays P.L.C.	35,698	334,572
#	Barclays P.L.C. Sponsered ADR	261,800	9,835,826
	Barr (A.G.) P.L.C.	4,049	95,315
	Barratt Developments P.L.C.	80,835	653,997
	BBA Aviation P.L.C.	178,479	649,400
	Beazley Group P.L.C.	170,190	543,248
	Bellway P.L.C.	56,193	884,470
	Benfield Group, Ltd. P.L.C.	61,181	324,318
	BG Group P.L.C.	20,715	488,273
	BG Group P.L.C. Sponsored ADR	27,600	3,272,184
	BHP Billiton P.L.C.	15,780	504,803
	BHP Billiton P.L.C. ADR	78,900	5,073,270
	Biffa P.L.C.	26,553	182,245
*	Biocompatibles International P.L.C.	5,510	16,260
#	Blacks Leisure Group P.L.C.	12,299	43,174
*	Blinkx P.L.C.	37,691	13,225
	Bloomsbury Publishing P.L.C.	27,694	89,271
	Bodycote International P.L.C.	164,757	609,911
	Bovis Homes Group P.L.C.	70,170	806,732
	BP P.L.C.	81,196	875,675
	BP P.L.C. Sponsored ADR	348,700	22,620,169
	BPP Holdings P.L.C.	8,640	92,337
#	Bradford & Bingley P.L.C.	259,051	1,140,675
	Braemar Shipping Services P.L.C.	7,299	65,266
	Brambles, Ltd.	11,454	109,644
	Brammer P.L.C.	16,892	89,362
	Brewin Dolphin Holdings P.L.C.	76,712	241,168
	Brit Insurance Holdings P.L.C.	150,983	693,746
*	British Airways P.L.C.	108,443	549,703
*	British Airways P.L.C. Sponsored ADR	6,100	312,457
	British American Tobacco P.L.C.	5,648	211,781
	British American Tobacco P.L.C. Sponsored ADR	20,100	1,515,540
	British Energy Group P.L.C.	70,490	785,268
	British Polythene Industries P.L.C.	10,610	58,380
	British Sky Broadcasting Group P.L.C.	20,913	234,657
	British Sky Broadcasting Group P.L.C. Sponsored ADR	13,100	586,487
	Britvic P.L.C.	29,131	191,552
	BSS Group P.L.C.	53,835	385,676
	BT Group P.L.C. Sponsored ADR	35,700	1,616,139
*	BTG P.L.C.	48,537	85,467
	Bunzl P.L.C.	51,056	701,666
	Burberry Group P.L.C.	52,728	437,855

	Business Post Group P.L.C.	5,644	$36,013
	Cable and Wireless P.L.C.	519,927	1,816,554
	Cadbury Schweppes P.L.C.	6,974	77,629
	Cadbury Schweppes P.L.C. Sponsored ADR	44,900	2,013,765
*	Cairn Energy P.L.C.	29,621	1,589,211
	Capita Group PLC	33,424	433,085
	Capital & Regional P.L.C.	18,710	189,405
	Carclo P.L.C.	21,066	36,172
	Care UK P.L.C.	9,924	85,836
#	Carillion P.L.C.	176,140	1,300,891
	Carnival P.L.C.	34,845	1,376,432
#	Carnival P.L.C. ADR	13,424	528,503
	Carpetright P.L.C.	3,979	56,977
#	Carphone Warehouse Group P.L.C.	92,892	562,893
	Carr’s Milling Industries P.L.C.	2,672	28,341
	Carter & Carter Group P.L.C.	3,084	5,056
	Castings P.L.C.	5,760	32,810
	Catlin Group, Ltd.	150,769	1,132,464
	Centaur Media P.L.C.	44,800	77,807
	Centrica P.L.C.	228,494	1,458,867
	Charles Stanley Group P.L.C.	4,542	20,916
	Charles Taylor Consulting P.L.C.	7,751	44,434
*	Charter P.L.C.	54,369	886,248
	Chemring Group P.L.C.	5,957	288,964
	Chime Communications P.L.C.	88,176	57,658
	Chloride Group P.L.C.	46,306	164,538
*	Chrysalis Group P.L.C.	4,723	12,177
	Clarkson P.L.C.	4,114	70,667
	Clinton Cards P.L.C.	51,464	56,601
	Close Brothers Group P.L.C.	42,122	547,069
*	CLS Holdings P.L.C.	3,021	20,360
	Cobham P.L.C.	482,091	1,734,321
	Collins Stewart P.L.C.	79,747	210,748
*	Colt Telecom Group SA	260,316	846,544
	Communisis P.L.C.	57,644	80,063
	Compass Group P.L.C.	398,329	2,567,493
	Computacenter P.L.C.	50,500	179,537
	Consort Medical P.L.C.	6,724	76,602
	Cookson Group P.L.C.	93,074	1,095,477
	Corin Group P.L.C.	3,868	43,022
*	Corporate Services Group P.L.C.	237,219	9,875
*	Costain Group P.L.C.	69,972	29,731
	Cranswick P.L.C.	20,718	223,207
	Creston P.L.C.	18,283	24,957
	Croda International P.L.C.	46,791	560,127
*	CSR P.L.C.	46,429	293,052
	Daejan Holdings P.L.C.	1,617	109,060
	Daily Mail & General Trust P.L.C. Series A	120,882	1,117,575
	Dairy Crest Group P.L.C.	63,237	660,126
*	Dana Petroleum P.L.C.	34,868	917,851
	Davis Service Group P.L.C.	81,007	801,648
	Dawson Holdings P.L.C.	29,101	55,880
	De La Rue P.L.C.	28,161	503,790
	Dechra Pharmaceuticals P.L.C.	5,336	41,087
	Delta P.L.C.	58,827	120,672

	Detica Group P.L.C.	26,472	$130,220
	Development Securities P.L.C.	17,406	166,207
	Devro P.L.C.	25,742	41,385
	Diageo P.L.C. Sponsored ADR	19,700	1,617,370
	Dignity P.L.C.	18,118	261,354
	Dimension Data Holdings P.L.C.	43,506	44,240
	Diploma P.L.C.	49,065	159,295
	Domino Printing Sciences P.L.C.	44,419	268,790
	Drax Group P.L.C.	130,113	1,492,090
	DS Smith P.L.C.	204,803	641,327
	DSG International P.L.C.	847,308	1,059,170
	DTZ Holdings P.L.C.	3,558	16,234
*	Dunelm Group P.L.C.	10,104	30,618
	Dyson Group P.L.C.	3,999	9,462
	E2V Technologies P.L.C.	11,430	55,017
*	easyJet P.L.C.	167,930	1,354,000
	Electrocomponents P.L.C.	155,403	540,841
	Elementis P.L.C.	231,282	352,179
#	Emap P.L.C.	30,385	554,704
*	Emerald Energy P.L.C.	14,515	68,949
	Ennstone P.L.C.	163,744	96,529
	Enodis P.L.C.	146,236	466,368
	Enterprise Inns P.L.C.	300,781	2,469,438
*	Entertainment Rights P.L.C.	75,572	17,185
#	Erinaceous Group P.L.C.	16,996	1,011
	Euromoney Institutional Investor P.L.C.	25,384	179,044
	Evolution Group P.L.C.	96,504	221,971
	Experian Group, Ltd.	67,179	564,735
	Expro International Group P.L.C.	34,343	852,911
	F&C Asset Management P.L.C.	241,610	840,224
	Fenner P.L.C.	69,530	355,045
	Fiberweb P.L.C.	12,365	16,362
	Fidessa Group P.L.C.	9,928	182,260
	Filtrona P.L.C.	89,189	334,009
*	Filtronic P.L.C.	29,188	99,442
	Findel P.L.C.	29,210	297,056
	Firstgroup P.L.C.	57,911	661,161
	FKI P.L.C.	200,352	288,106
	Forth Ports P.L.C.	19,999	776,030
*	Fortune Oil P.L.C.	347,801	49,517
	Foseco P.L.C.	26,171	150,038
	French Connection Group P.L.C.	16,801	32,914
	Friends Provident P.L.C.	494,538	1,302,388
	Fuller Smith & Turner P.L.C.	14,288	163,267
	Future P.L.C.	95,883	58,783
	G4S P.L.C.	476,699	2,055,839
*	Galiform P.L.C.	151,658	246,826
	Galliford Try P.L.C.	130,236	178,995
	Game Group P.L.C.	106,725	393,231
	Games Workshop Group P.L.C.	7,668	32,998
	GCAP Media P.L.C.	77,426	292,239
*	Genus P.L.C.	22,459	313,687
	GKN P.L.C.	367,779	1,916,417
	GlaxoSmithKline P.L.C. Sponsored ADR	83,900	3,684,049
	Go-Ahead Group P.L.C.	7,587	269,733

	Goldshield Group P.L.C.	12,229	$63,990
	Grainger P.L.C.	9,661	76,036
	Greene King P.L.C.	69,014	887,855
	Greggs P.L.C.	2,539	217,634
*	Gresham Computing P.L.C.	10,000	12,017
	Guinness Peat Group P.L.C.	42,942	55,701
	Halfords Group P.L.C.	70,885	394,885
	Halma P.L.C.	139,189	573,024
	Hampson Industries P.L.C.	38,139	119,413
	Hardy Underwriting Bermuda, Ltd.	11,789	62,077
	Harvey Nash Group P.L.C.	28,747	28,406
	Havelock Europa P.L.C.	13,179	21,275
	Hays P.L.C.	177,968	382,618
	HBOS P.L.C.	614,845	7,306,184
	Headlam Group P.L.C.	36,602	282,918
	Helical Bar P.L.C.	37,821	274,376
#	Helphire P.L.C.	49,252	167,276
	Henderson Group P.L.C.	339,504	680,437
	Henry Boot P.L.C.	43,832	121,479
*	Heywood Williams Group P.L.C.	30,224	21,976
	Highway Insurance Holdings P.L.C.	121,718	181,805
	Hikma Pharmaceuticals P.L.C.	41,499	407,820
	Hill & Smith Holdings P.L.C.	21,744	141,941
	Hiscox, Ltd.	143,480	779,278
#	HMV Group P.L.C.	120,616	301,581
*	Hogg Robinson Group P.L.C.	74,258	85,851
	Holidaybreak P.L.C.	17,060	198,439
	Home Retail Group	254,151	1,298,218
	Homeserve P.L.C.	17,861	698,468
	Hornby P.L.C.	7,091	28,552
	HSBC Holdings P.L.C.	29,126	440,307
	HSBC Holdings P.L.C. Sponsered ADR	383,772	28,878,843
	Hunting P.L.C.	31,890	487,983
	Huntsworth P.L.C.	57,182	82,356
	Hyder Consulting P.L.C.	3,979	33,488
	ICAP P.L.C.	106,902	1,331,085
	IG Group Holdings P.L.C.	49,120	339,231
*	Imagination Technologies Group P.L.C.	33,554	63,411
	IMI P.L.C.	109,716	839,516
	Imperial Tobacco Group P.L.C.	4,964	229,794
	Imperial Tobacco Group P.L.C. ADR	18,300	1,691,835
	Inchcape P.L.C.	178,021	1,375,567
	Informa P.L.C.	176,010	1,200,339
	Inmarsat P.L.C.	63,789	623,008
	Innovation Group P.L.C.	178,483	114,017
*	Instore P.L.C.	12,812	2,674
*	Intec Telecom Systems P.L.C.	84,577	72,858
	Intercontinental Hotels Group P.L.C.	7,196	109,523
	Intercontinental Hotels Group P.L.C. ADR	18,579	282,215
	Intermediate Capital Group P.L.C.	36,404	1,077,202
	International Personal Finance P.L.C.	77,424	312,974
	International Power P.L.C.	384,778	2,890,766
	Interserve P.L.C.	46,328	393,188
	Intertek Group P.L.C.	29,633	525,649
*	Invensys P.L.C.	143,817	727,486

	Investec P.L.C.	208,016	$1,511,959
	ITE Group P.L.C.	38,841	115,279
	ITV P.L.C.	2,028,732	2,681,515
	J.D. Wetherspoon P.L.C.	20,187	122,406
	James Fisher & Sons P.L.C.	15,202	180,139
	Jardine Lloyd Thompson Group P.L.C.	51,225	365,559
	JJB Sports P.L.C.	73,871	178,433
	JKX Oil and Gas P.L.C.	44,930	409,782
	John David Group P.L.C.	4,444	33,372
	John Menzies P.L.C.	6,583	71,434
	John Wood Group P.L.C.	111,903	914,406
	Johnson Matthey P.L.C.	56,052	2,154,904
	Johnson Service Group P.L.C.	19,344	10,461
	Johnston Press P.L.C.	127,044	483,764
	Kazakhmys P.L.C.	44,150	1,344,836
	Kcom Group P.L.C.	219,720	189,663
	Keller Group P.L.C.	22,894	269,703
	Kesa Electricals P.L.C.	157,727	666,342
	Kewill Systems P.L.C.	29,349	49,523
	Kier Group P.L.C.	14,686	405,204
	Kiln, Ltd.	109,960	323,820
	Kingfisher P.L.C.	537,242	1,386,834
	Kofax P.L.C.	21,412	79,971
	Ladbrokes P.L.C.	115,925	696,114
	Laird Group P.L.C.	84,446	829,352
	Land of Leather Holdings P.L.C.	11,260	15,403
	Laura Ashley Holdings P.L.C.	143,535	62,424
	Lavendon Group P.L.C.	13,082	95,598
	Legal and General Group P.L.C.	1,837,232	4,520,154
	Liontrust Asset Management P.L.C.	4,633	25,069
	Lloyds TSB Group P.L.C.	53,435	477,616
	Lloyds TSB Group P.L.C. Sponsored ADR	156,694	5,612,779
	LogicaCMG P.L.C.	655,380	1,203,840
	London Scottish Bank P.L.C.	18,454	6,743
	London Stock Exchange Group P.L.C.	24,199	648,934
	Lonmin P.L.C.	9,356	610,416
	Lookers P.L.C.	42,703	77,860
	Low & Bonar P.L.C.	17,518	41,030
	Luminar Group Holdings P.L.C.	27,945	194,249
	Man Group P.L.C.	340,929	3,719,494
	Management Consulting Group P.L.C.	148,793	111,901
	Manganese Bronze Holdings P.L.C.	3,904	40,895
	Marks & Spencer Group P.L.C.	111,702	885,446
	Marshalls P.L.C.	74,210	391,735
	Marston’s P.L.C.	147,845	703,748
*	Marylebone Warwick Balfour Group P.L.C.	22,990	77,343
	Mcbride P.L.C.	43,865	81,704
	McKay Securities P.L.C.	2,290	13,492
	Meggitt P.L.C.	321,956	1,775,207
	Melrose Resources P.L.C.	21,590	155,727
	Metalrax Group P.L.C.	22,274	13,046
*	Mice Group P.L.C.	47,374	5,648
	Michael Page International P.L.C.	49,994	276,640
	Micro Focus International P.L.C.	22,190	88,164
	Millennium and Copthorne Hotels P.L.C.	87,072	694,464

*	Minerva P.L.C.	38,578	$100,132
	Misys P.L.C.	147,411	434,116
	Mitchells & Butlers P.L.C.	136,436	1,200,453
	Mitie Group P.L.C.	101,936	519,441
	MJ Gleeson Group P.L.C.	16,223	78,524
	Mondi P.L.C.	163,298	1,259,653
*	Monitise P.L.C.	15,787	3,072
	Morgan Crucible Co. P.L.C.	85,219	350,010
	Morgan Sindall P.L.C.	12,765	274,771
	Morse P.L.C.	47,700	51,581
	Mothercare P.L.C.	42,133	346,676
	Mouchel Group P.L.C.	39,804	323,656
	N Brown Group P.L.C.	70,943	350,673
	National Express Group P.L.C.	45,154	1,010,173
	National Grid P.L.C.	12,791	185,467
	National Grid P.L.C. Sponsored ADR	16,800	1,219,680
*	NCC Group, Ld.	8,070	61,034
*	nCipher P.L.C.	6,060	20,548
	Nestor Healthcare Group P.L.C.	19,613	21,402
	Next P.L.C.	13,951	353,822
*	Nord Anglia Education P.L.C.	16,075	88,365
	Northern Foods P.L.C.	166,617	297,290
#	Northern Rock P.L.C.	42,509	76,021
	Northgate Information Solutions P.L.C.	257,592	481,097
	Northgate P.L.C.	39,414	516,597
	Northumbrian Water Group P.L.C.	151,107	1,047,267
*	Novae Group P.L.C.	404,717	278,249
	Old Mutual P.L.C.	1,575,722	3,892,136
	OPD Group P.L.C.	5,158	18,477
*	Oxford Biomedica P.L.C.	45,413	23,771
	Oxford Instruments P.L.C.	21,584	81,564
*	Pace Micro Technology P.L.C.	34,362	62,304
	PayPoint P.L.C.	9,427	112,977
	Pearson P.L.C.	16,449	216,312
	Pearson P.L.C. Sponsored ADR	221,515	2,932,859
	Pendragon P.L.C.	178,706	119,022
	Pennon Group P.L.C.	70,820	896,679
	Persimmon P.L.C.	133,984	1,946,672
	Phoenix IT Group, Ltd.	5,850	30,481
	Photo-Me International P.L.C.	11,337	7,591
	Pinewood Shepperton P.L.C.	14,810	62,813
*	Pinnacle Staffing Group P.L.C.	15,255	1,249
	Premier Farnell P.L.C.	91,981	271,915
	Premier Foods P.L.C.	291,050	527,846
*	Premier Oil P.L.C.	26,474	727,632
*	Protherics P.L.C.	88,211	97,618
	Provident Financial P.L.C.	61,281	970,868
	Prudential P.L.C.	56,341	675,996
#	Prudential P.L.C. ADR	233,638	5,649,367
	Psion P.L.C.	53,721	111,422
	Punch Taverns P.L.C.	92,234	1,174,036
	PZ Cussons P.L.C.	117,137	411,271
*	Qinetiq P.L.C.	210,398	822,386
	R.E.A. Holdings P.L.C.	3,989	54,204
	Rank Group P.L.C.	30,312	54,010

	Rathbone Brothers P.L.C.	17,314	$331,123
	Raymarine P.L.C.	10,990	59,211
	Reckitt Benckiser Group P.L.C.	18,982	1,023,908
	Redrow P.L.C.	78,330	473,417
	Reed Elsevier P.L.C.	7,445	93,702
	Reed Elsevier P.L.C. Sponsored ADR	24,141	1,208,498
*	Regent Inns P.L.C.	16,761	5,659
	Regus Group P.L.C.	96,975	162,242
	Renishaw P.L.C.	26,547	364,776
*	Renold P.L.C.	19,266	31,580
*	Renovo Group P.L.C.	44,319	117,474
	Rensburg Sheppards P.L.C.	7,988	96,577
	Rentokil Initial P.L.C.	325,920	536,842
	Resolution P.L.C.	132,398	1,812,849
	Restaurant Group P.L.C.	25,649	73,297
	Reuters Group P.L.C.	12,581	148,582
	Reuters Group P.L.C. Sponsored ADR	4,413	312,661
	Rexam P.L.C.	299,319	2,605,718
	Ricardo P.L.C.	17,674	122,202
	Rio Tinto P.L.C.	2,961	333,134
	Rio Tinto P.L.C. Sponsored ADR	5,700	2,590,365
	RM P.L.C.	13,865	59,931
	Robert Walters P.L.C.	13,001	39,849
	Robert Wiseman Dairies P.L.C.	13,553	130,962
	ROK P.L.C.	53,894	117,238
*	Rolls-Royce Group P.L.C. (3283648)	381,839	3,273,381
	Rolls-Royce Group P.L.C. Class B	2,131	4
	Rotork P.L.C.	15,306	299,961
	Royal & Sun Alliance Insurance Group P.L.C.	960,318	2,503,494
	Royal Bank of Scotland Group P.L.C.	1,475,065	11,152,235
	Royal Dutch Shell P.L.C. ADR	181,637	12,721,855
	Royal Dutch Shell P.L.C. Series B	111,150	3,899,342
	RPC Group P.L.C.	41,839	165,023
	RPS Group P.L.C.	93,160	546,332
	S&U P.L.C.	2,614	21,539
	SABmiller P.L.C.	172,221	3,578,001
	Sage Group P.L.C.	552,132	2,152,440
	Sainsbury (J.) P.L.C.	353,573	2,478,880
	Savills P.L.C.	52,884	356,013
	Schroders P.L.C.	35,852	676,912
	Schroders P.L.C. Non-Voting	19,101	320,154
*	SCI Entertainment Group P.L.C.	24,697	19,092
*	Scott Wilson Group P.L.C.	9,288	43,844
	Scottish & Newcastle P.L.C.	233,810	3,657,158
	Scottish & Southern Energy P.L.C.	56,435	1,650,195
*	SDL P.L.C.	36,955	210,697
	Senior P.L.C.	172,523	338,567
	Serco Group P.L.C.	76,979	661,705
	Severfield-Rowen P.L.C.	18,056	111,548
	Severn Trent P.L.C.	30,201	847,724
	Shanks Group P.L.C.	112,820	511,393
	Shire P.L.C.	2,251	43,941
	Shire P.L.C. ADR	11,800	689,592
	Shore Capital Group P.L.C.	54,257	41,148
	SIG P.L.C.	23,143	380,788

	Signet Group P.L.C.	83,528	$100,699
#	Signet Group P.L.C. Sponsored ADR	31,900	388,223
*	Skyepharma P.L.C.	205,737	51,949
*	SkyePharma P.L.C. Sponsored ADR	800	2,029
*	SMG P.L.C.	57,704	15,729
	Smith & Nephew P.L.C.	7,085	92,056
	Smith & Nephew P.L.C. Sponsored ADR	11,000	719,180
	Smiths Group P.L.C.	82,361	1,617,872
	Smiths News P.L.C.	36,260	72,563
*	Soco International P.L.C.	13,690	526,232
	Spectris P.L.C.	42,229	655,332
	Speedy Hire P.L.C.	26,115	408,450
	Spirax-Sarco Engineering P.L.C.	33,320	619,415
*	Spirent Communications P.L.C.	148,286	170,319
*	Spirent Communications P.L.C. Sponsored ADR	25,100	116,835
*	Sportech P.L.C.	44,156	71,573
	Spring Group P.L.C.	46,963	46,431
	SSL International P.L.C.	38,550	372,212
	St Ives Group P.L.C.	52,906	267,086
	ST Modwen Properties P.L.C.	39,652	381,710
	St. Jame’s Place P.L.C.	37,317	195,481
	Stagecoach Group P.L.C.	187,814	931,535
	Standard Chartered P.L.C.	147,919	4,873,346
*	Standard Life P.L.C.	127,097	549,393
	Sthree P.L.C.	18,969	84,450
	T. Clarke P.L.C.	11,227	36,374
	Tate & Lyle P.L.C.	219,884	2,276,809
	Taylor Nelson Sofres P.L.C.	72,835	266,769
	Taylor Wimpey P.L.C.	495,994	1,678,361
	TDG P.L.C.	26,462	129,442
	Ted Baker P.L.C.	3,510	32,612
	Telecom Plus P.L.C.	23,457	109,177
	Tesco P.L.C.	849,341	6,711,803
*	The 600 Group P.L.C.	28,563	26,328
	The Berkeley Group Holdings P.L.C.	41,434	852,422
	The Vitec Group P.L.C.	14,704	145,935
	The Weir Group P.L.C.	71,870	1,099,540
*	Thomas Cook Group P.L.C.	55,220	334,132
	Thorntons P.L.C.	23,004	73,758
*	THUS Group P.L.C.	69,519	162,110
	Tomkins P.L.C.	14,460	48,482
	Tomkins P.L.C. Sponsored ADR	104,000	1,402,960
	Topps Tiles P.L.C.	36,015	90,750
	Town Centre Securities P.L.C.	9,853	57,389
*	Tradus P.L.C.	3,442	122,374
*	Trafficmaster P.L.C.	25,933	21,431
	Travis Perkins P.L.C.	56,897	1,216,322
	Tribal Group P.L.C.	22,052	59,011
	Trifast P.L.C.	29,862	32,795
	Trinity Mirror P.L.C.	142,931	803,141
	TT electronics P.L.C.	35,819	66,875
*	TUI Travel PLC	94,696	504,996
	Tullett Prebon P.L.C.	33,896	337,977
	Tullow Oil P.L.C.	67,149	832,400
*	UK Coal P.L.C.	61,857	560,379

	Ultra Electronics Holdings P.L.C.	13,562	$321,443
	Umeco P.L.C.	23,298	259,951
	Unilever P.L.C.	18,251	575,019
	Unilever P.L.C. Sponsored ADR	122,000	3,840,560
	Uniq P.L.C.	17,006	44,582
	Unite Group P.L.C.	5,289	34,826
	United Business Media P.L.C.	76,442	805,331
	United Utilities P.L.C.	28,418	389,133
	United Utilities P.L.C. Sponsored ADR	14,200	391,503
	UTV Media P.L.C.	15,075	75,998
*	Vanco P.L.C.	7,281	12,000
*	Vectura Group P.L.C.	128,176	115,401
	Vedanta Resources P.L.C.	11,940	513,672
	Venture Production P.L.C.	42,199	600,729
*	Vernalis P.L.C.	58,280	10,578
	Victrex P.L.C.	28,532	420,346
	Vislink P.L.C.	17,205	18,083
	Vodafone Group P.L.C.	819,694	2,638,969
	Vodafone Group P.L.C. Sponsered ADR	753,331	24,279,858
*	Volex Group P.L.C.	13,778	28,647
	Vp P.L.C.	11,576	72,299
	VT Group P.L.C.	33,047	434,188
	Wagon P.L.C.	17,912	11,223
	Warner Estate Holdings P.L.C.	3,238	23,155
	Waterman Group P.L.C.	13,772	43,724
	WH Smith P.L.C.	72,735	537,940
	Whatman P.L.C.	6,724	35,628
	Whitbread P.L.C.	93,812	2,347,390
	White Young Green P.L.C.	15,616	107,112
	William Hill P.L.C.	59,137	439,838
	William Morrison Supermarkets P.L.C.	624,710	3,662,068
	Wilmington Group P.L.C.	18,239	72,339
	Wincanton P.L.C.	36,816	264,319
*	Wolfson Microelectronics P.L.C.	18,711	50,645
	Wolseley P.L.C.	31,322	383,288
#	Wolseley P.L.C. ADR	63,362	783,344
	Woolworths Group P.L.C.	381,131	81,116
	WPP Group P.L.C.	16,973	200,345
	WPP Group P.L.C. Sponsored ADR	50,547	3,011,085
	WSP Group P.L.C.	24,162	259,666
	Xaar P.L.C.	8,526	26,712
	XP Power, Ltd.	1,410	7,849
	Xstrata P.L.C.	70,148	5,472,259
	Yell Group P.L.C.	385,235	1,661,810
	Yule Catto & Co. P.L.C.	27,063	91,076
	Zetex P.L.C.	18,665	19,671

TOTAL — UNITED KINGDOM			445,458,884

UNITED STATES — (0.1%)
COMMON STOCKS — (0.1%)
*	Invesco, Ltd.	115,241	2,951,322
*	Mad Catz Interactive, Inc.	10,100	6,978
	Marathon Oil Corp.	496	26,367
*	Peplin, Inc.	91,862	58,832

TOTAL — UNITED STATES			3,043,499

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $16,390,000 FHLMC 6.003% (r), 01/01/37, valued at $14,847,857) to be repurchased at $14,631,584	$14,628	14,628,000

SECURITIES LENDING COLLATERAL — (12.3%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $67,697,147 FNMA 6.001%(r), 10/01/36, valued at $51,000,001) to be repurchased at $50,013,250	50,000	50,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $372,033,112 FHLMC, rates ranging from 4.500% to 6.500%, maturities ranging from 04/01/19 to 02/01/38; FNMA, rates ranging from 4.699%(r) to 7.124%(r), maturities ranging from 07/01/16 to 02/01/37; & GNMA, rates ranging from 6.000% to 7.000%, maturities ranging from 09/15/17 to 09/15/37, valued at $294,430,995) to be repurchased at $288,734,331	288,658	288,657,837
TOTAL SECURITIES LENDING COLLATERAL		338,657,837

TOTAL INVESTMENTS - (100.0%) (Cost $2,798,237,845) ##		$2,755,228,399

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$650,739,531
Level 2 – Other Significant Observable Inputs	2,104,488,868
Level 3 – Significant Unobservable Inputs	—
Total	$2,755,228,399

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

INTERNATIONAL SMALL COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANIES - (99.8%)

Investment in The Continental Small Company Series
of The DFA Investment Trust Company	$1,862,268,532
Investment in The Japanese Small Company Series
of The DFA Investment Trust Company	1,143,665,070
Investment in The United Kingdom Small Company Series
of The DFA Investment Trust Company	982,480,234
Investment in The Asia Pacific Small Company Series
of The DFA Investment Trust Company	896,901,808
Investment in the Canadian Small Company Series of the DFA Investment Trust Company	333,495,137
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
(Cost $4,359,294,319)	5,218,810,781

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS - (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 5.19%, 03/01/07
(Collateralized by $5,485,000 FNMA 5.50%, 04/01/26, valued
at $5,078,280) to be repurchased at $5,000,721 (Cost $9,528,000)	$9,528	9,528,000
TOTAL INVESTMENTS - (100.0%) (Cost $4,368,822,319)##		$5,228,338,781

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,218,810,781
Level 2 – Other Significant Observable Inputs	9,528,000
Level 3 – Significant Unobservable Inputs	—
Total	$5,228,338,781

JAPANESE SMALL COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Japanese Small Company Series of
The DFA Investment Trust Company	$184,931,017
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $293,497,411)##	$184,931,017

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$184,931,017
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$184,931,017

ASIA PACIFIC SMALL COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Asia Pacific Small Company Series of
The DFA Investment Trust Company	$124,009,572
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $116,229,144)##	$124,009,572

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$124,009,572
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$124,009,572

UNITED KINGDOM SMALL COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The United Kingdom Small Company Series of
The DFA Investment Trust Company	$36,106,891
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $28,331,910)##	$36,106,891

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$36,106,891
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$36,106,891

CONTINENTAL SMALL COMPANY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Continental Small Company Series of
The DFA Investment Trust Company	$141,935,492
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $114,846,306)##	$141,935,492

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$141,935,492
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$141,935,492

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (24.2%)
COMMON STOCKS — (24.2%)
	Abacus Property Group	1,291,612	$1,659,985
#	Ale Property Group	147,005	379,307
	Aspen Group	453,836	668,840
#	Aust Education Trust	250,451	254,492
#	Babcock and Brown Japan Property Trust	867,480	980,107
	Bunnings Warehouse Property Trust	530,642	961,264
#	Centro Properties Group	991,457	401,357
#	Centro Retail Group	1,279,261	436,661
	CFS Retail Property Trust	3,287,346	6,439,069
	Commonwealth Property Office Fund	3,159,621	3,785,810
	Dexus Property Group	6,674,825	10,266,884
*	Galileo Japan Trust	522,088	337,502
	Goodman Group	2,900,620	11,624,230
	GPT Group	4,381,101	12,850,741
#	ING Industrial Fund	2,208,800	4,251,263
	ING Office Fund	2,493,947	3,051,681
	ING Real Estate Community Living Group	811,840	659,732
	ING Real Estate Entertainment Fund	202,244	168,827
#	Macquarie Country Wide Trust	2,309,063	2,639,012
	Macquarie DDR Trust	1,575,489	883,927
	Macquarie Leisure Trust Group	392,573	953,203
	Macquarie Office Trust	4,464,834	4,462,620
	Mariner American Property Income Trust	187,065	76,963
#	MFS Diversified Group	781,290	345,710
	Mirvac Industrial Trust	485,158	229,366
#	Mirvac REIT	896,359	972,166
#	Reckson New York Property Trust	235,060	131,031
#	Record Realty	596,040	146,731
#	Rubicon America Trust	574,787	89,967
	Rubicon Europe Trust Group REIT	505,643	74,334
	Stockland Trust Group	3,111,240	20,134,575
#	Tishman Speyer Office Fund	391,532	528,570
	Trafalgar Corporate Group, Ltd.	40,000	65,783
#	Trinity Group	305,402	360,178
#	Valad Property Group	2,042,319	1,738,533
	Westfield Group Stapled	1,209,537	19,389,655

TOTAL — AUSTRALIA			112,400,076

BELGIUM — (1.6%)
COMMON STOCKS — (1.6%)
	Befimmo S.C.A.	18,092	2,118,207
#	Cofinimmo SA	16,185	3,319,470
	Intervest Offices	11,082	466,366

1

	Leasinvest Real Estate	2,302	$225,125
	Retail Estates	3,981	240,279
	Warehouses De Pauw SCA	14,580	999,320
	Wereldhave Belgium	2,539	206,187

TOTAL — BELGIUM			7,574,954

CANADA — (4.6%)
COMMON STOCKS — (4.6%)
#	Allied Properties REIT	30,600	584,175
	Artis REIT	41,438	612,992
#	Boardwalk REIT	56,216	2,090,430
	Calloway REIT	109,064	2,379,074
#	Canadian Apartment Properties REIT	62,800	1,017,689
	Canadian REIT	47,200	1,290,957
#	Chartwell Seniors Housing REIT	125,401	1,293,188
#	Cominar REIT	57,700	1,144,913
#	Dundee REIT	45,500	1,583,312
#	H&R REIT	124,600	2,595,174
	Huntingdon REIT	86,500	197,739
	Innvest REIT	100,700	946,380
	Interrent REIT	13,900	49,428
	Lanesborough REIT	18,200	95,970
	Morguard REIT	61,700	772,935
	Northern Property REIT	26,900	553,442
	Primaris Retail REIT	50,600	793,252
#	RioCan REIT	148,601	3,113,185
	Royal Host REIT	35,348	228,411
	Whiterock REIT	11,513	118,493

TOTAL — CANADA			21,461,139

CHINA — (0.1%)
COMMON STOCKS — (0.1%)
#	GZI REIT	692,000	268,170

FRANCE — (8.9%)
COMMON STOCKS — (8.9%)
	Acanthe Developement SA	78,146	284,321
	Affine SA	6,319	340,974
#	Cegereal	13,677	661,484
	Fonciere des Regions	31,875	4,669,390
	Klepierre SA	132,693	7,749,034
	Mercialys	97,412	4,161,060
	Societe de la Tour Eiffel	9,309	1,137,463
	Societe Immobiliere de Location pour l’Industrie et le Commerce	39,225	5,295,162
#	Unibail-Rodamco (7076242)	63,827	15,539,950
	Unibail-Rodamco (B1YY4B3)	5,044	1,228,438

TOTAL — FRANCE			41,067,276

2

GREECE — (0.1%)
COMMON STOCKS — (0.1%)
*	Eurobank Properties Real Estate Investment Co.	20,541	$273,510

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
#	Champion REIT	2,562,000	1,386,441
#	Prosperity REIT	1,050,000	219,949
	The Link REIT	4,398,165	10,763,844

TOTAL — HONG KONG			12,370,234

JAPAN — (16.6%)
COMMON STOCKS — (16.6%)
	Advance Residence Investment	113	451,923
	BLife Investment Corp.	63	233,764
#	Creed Office Investment Corp.	272	967,968
#	CRESCENDO Investment Corp.	135	466,113
	DA Office Investment Corp.	418	1,955,674
	Easset Investment Corp.	188	678,216
#	FC Residential Investment	37	145,557
	Frontier Real Estate Investment Corp.	199	1,425,112
	Fukuoka REIT Corp.	181	1,138,076
#	Global One Real Estate Investment Co.	199	2,359,299
#	Hankyu REIT, Inc.	153	978,153
	Japan Excellent, Inc.	315	2,050,434
#	Japan Hotel and Resort, Inc.	162	562,075
	Japan Logistics Fund, Inc.	260	1,633,435
	Japan Prime Realty Investment Corp.	1,271	4,225,796
#	Japan Real Estate Investment Corp.	807	8,980,369
	Japan Retail Fund Investment	791	4,764,460
	Japan Single-residence REIT	69	193,441
	Joint Reit Investment Corp.	217	668,743
#	Kenedix Realty Investment Corp.	389	2,349,314
#	LCP Investment Corp.	140	473,804
	MID REIT, Inc.	375	1,367,466
# *	Mori Hills Reit Investment Corp	237	1,577,233
	MORI TRUST Sogo REIT, Inc.	252	2,249,292
	New City Residence Investment Corp.	311	1,130,737
	Nippon Accommodations Fund, Inc.	226	1,277,264
	Nippon Building Fund, Inc.	949	11,675,535
	Nippon Commercial Investment Corp	558	2,523,357
# *	Nippon Hotel Fund Investment Corp.	50	195,345
	Nippon Residential Investment Corp.	506	1,934,303
	Nomura Real Estate Office Fund, Inc.	544	4,565,434
	ORIX JREIT, Inc.	539	3,066,939
#	Premier Investment Co.	267	1,596,316
#	Prospect Residential Investment Corp.	111	365,209
*	re-Plus Residential Investment, Inc.	147	448,909
	TGR Investment, Inc.	54	128,665
#	TOKYU REIT, Inc.	331	2,719,284
#	Top REIT, Inc.	331	1,495,762
#	United Urban Investment Corp.	291	1,854,824

TOTAL — JAPAN			76,873,600

3

NETHERLANDS — (4.4%)
COMMON STOCKS — (4.4%)
Corio NV	80,938	$7,501,750
Eurocommercial Properties NV	43,320	2,388,882
Nieuwe Steen Investments NV	64,045	1,731,859
Vastned Offices/Industrial NV	33,419	1,062,598
VastNed Retail NV	31,651	3,233,981
* Wereldhave NV	37,461	4,528,185
TOTAL COMMON STOCKS		20,447,255

RIGHTS/WARRANTS — (0.0%)
* Eurocommercial Properties NV Coupons	38,045	92,412

TOTAL — NETHERLANDS		20,539,667

NEW ZEALAND — (0.9%)
COMMON STOCKS — (0.9%)
# AMP NZ Office Trust	856,682	778,249
# Goodman Property Trust	1,243,094	1,331,633
# ING Property Trust	691,128	546,362
Kiwi Income Property Trust	1,363,034	1,345,498
# Property for Industry, Ltd.	260,185	259,164

TOTAL — NEW ZEALAND		4,260,906

SINGAPORE — (4.4%)
COMMON STOCKS — (4.4%)
# Allco Commercial REIT	1,593,000	897,767
Ascendas REIT	1,956,000	3,091,471
Ascott Residence Trust	792,000	776,357
# Cambridge Industrial Trust	1,435,000	712,334
Capitacommercial Trust	1,906,000	2,767,180
CapitaMall Trust	2,289,000	5,249,733
CapitaRetail China Trust	346,000	401,240
# Cdl Hospitality Trusts	994,000	1,634,106
Frasers Centrepoint Trust	605,000	564,934
Macquarie MEAG Prime REIT	1,358,000	1,189,060
# Mapletree Logistics Trust	1,595,000	1,079,918
Suntec REIT	1,963,000	2,095,288

TOTAL — SINGAPORE		20,459,388

SOUTH AFRICA — (0.7%)
COMMON STOCKS — (0.7%)
Emira Property Fund	425,451	599,670
Fountainhead Property Trust	1,926,217	1,464,888
SA Corporate Real Estate Fund	1,277,608	569,720
# Sycom Property Fund	312,642	780,463

TOTAL — SOUTH AFRICA		3,414,741

4

UNITED KINGDOM — (19.8%)
COMMON STOCKS — (19.8%)
A & J Mucklow Group P.L.C.	126,000	$825,192
Big Yellow Group P.L.C.	185,031	1,582,997
British Land Co. P.L.C.	1,014,521	19,030,806
Brixton P.L.C.	579,221	3,740,182
Derwent London P.L.C.	150,851	4,266,676
Great Portland Estates P.L.C.	387,381	3,824,817
Hammerson P.L.C.	525,593	11,460,325
Land Securities Group P.L.C.	665,392	20,745,322
# Liberty International P.L.C.	599,804	11,404,224
McKay Securities P.L.C.	112,467	662,608
Segro P.L.C	826,933	8,454,788
Shaftesbury P.L.C.	289,108	3,277,393
Warner Estate Holdings P.L.C.	111,194	795,134
Workspace Group P.L.C.	373,021	1,933,821

TOTAL — UNITED KINGDOM		92,004,285

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $27,135,000 FNMA 3.50%, 03/25/33, valued at $5,042,825) to be repurchased at $4,969,217	$4,968	4,968,000

SECURITIES LENDING COLLATERAL — (9.9%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $61,219,692 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/27 to 10/01/37; FNMA, rates ranging from 4.745%(r) to 6.593%(r), maturities ranging from 11/01/14 to 06/01/35; & GNMA 6.500%, 01/15/37 & 7.000%, 12/15/36, valued at $46,888,397) to be repurchased at $45,981,199	45,969	45,969,017

TOTAL INVESTMENTS - (100.0%) (Cost $525,358,277)##		$463,904,963

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$22,498,931
Level 2 – Other Significant Observable Inputs	441,406,032
Level 3 – Significant Unobservable Inputs	—
Total	$463,904,963

5

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (9.1%)
COMMON STOCKS — (9.1%)
#	ABB Grain, Ltd.	2,657,875	$21,111,834
	Adelaide Brighton, Ltd.	12,195,111	39,797,997
	Adtrans Group, Ltd.	103,591	453,286
	Aevum, Ltd.	280,944	604,411
#	Alesco Corp., Ltd.	1,434,074	13,867,052
*	Altium, Ltd.	279,609	143,499
*	Amadeus Energy, Ltd.	1,986,783	1,181,913
	Amalgamated Holdings, Ltd.	1,444,660	7,449,182
#	Amcom Telecommunications, Ltd.	5,033,436	1,047,723
	Ansell, Ltd.	410,193	4,837,921
# *	Anzon Australia, Ltd.	234,681	377,435
	AP Eagers, Ltd.	76,286	1,028,000
	APN News & Media, Ltd.	237,269	1,087,613
# *	ARC Energy, Ltd.	3,978,653	3,753,522
	Ariadne Australia, Ltd.	388,607	156,826
#	Atlas Group Holding, Ltd.	1,943,304	1,081,463
#	Atlas South Sea Pearl, Ltd.	113,450	39,386
#	Ausdrill, Ltd.	2,114,277	4,083,763
	Ausmelt, Ltd.	14,578	15,869
	Austal, Ltd.	654,587	1,479,023
# *	Austar United Communications, Ltd.	1,264,310	1,678,974
#	Austereo Group, Ltd.	6,361,682	11,413,470
#	Australand Property Group	780,838	1,432,680
#	Australian Agricultural Co., Ltd.	5,504,487	15,793,307
# *	Australian Pharmaceutical Industries, Ltd.	4,304,937	7,173,776
# *	Australian Vintage, Ltd.	2,466,129	3,313,195
#	Australian Wealth Management, Ltd.	1,380,654	2,195,858
*	Auto Group, Ltd.	64,351	—
# *	Avexa, Ltd.	732,851	249,751
	AVJennings, Ltd.	4,414,894	3,074,680
#	AWB, Ltd.	2,373,718	5,125,991
# *	Babcock & Brown Environmental Investments, Ltd.	300,067	136,255
#	Bank of Queensland, Ltd.	138,301	1,782,951
#	Beach Petroleum, Ltd.	13,540,070	17,954,311
	Becton Property Group	835,580	2,234,811
*	Bemax Resources, Ltd.	300,680	63,324
#	Bendigo Bank, Ltd. (6091280)	1,838,067	17,142,878
# *	Bendigo Mining, Ltd.	1,441,189	434,645
#	Boom Logistics, Ltd.	560,236	429,947
#	Brickworks, Ltd.	265,317	2,425,567
	BSA, Ltd.	1,992,987	1,045,231
*	Calliden Group, Ltd.	4,166,068	1,626,903
# *	Capral Aluminium, Ltd.	1,860,343	479,842
*	CDS Technologies, Ltd.	15,209	13,460

1

# *	Cellnet Group, Ltd.	705,391	$262,441
#	Centennial Coal Co., Ltd.	7,996,000	32,695,893
	Chandler Macleod, Ltd.	8,788	6,534
*	Circadian Technologies, Ltd.	144,361	147,485
# *	Citigold Corp., Ltd.	8,847,266	3,472,888
#	Clarius Group, Ltd.	668,149	1,169,801
*	Clough, Ltd.	7,408,840	4,815,277
	CMI, Ltd.	320,792	384,733
#	Collection House, Ltd.	1,391,808	942,752
#	Commander Communications, Ltd.	2,777,174	379,583
	Consolidated Rutile, Ltd.	1,137,703	561,395
*	Coplex Resources NL	351,512	29,471
# *	Coventry Group, Ltd.	540,601	952,786
#	Crane Group, Ltd.	1,916,558	25,791,618
*	Croesus Mining NL	416,405	1,600,096
#	Devine, Ltd.	2,216,936	2,215,302
#	Downer EDI, Ltd.	3,906,187	22,309,350
*	Ellex Medical Lasers, Ltd.	116,000	78,427
*	Emporer Mines, Ltd.	189,033	11,680
#	Energy Developments, Ltd.	4,010,488	10,888,166
# *	ERG, Ltd.	10,011,525	419,680
#	Felix Resources, Ltd.	1,378,484	14,164,709
*	First Australian Resources, Ltd.	1,078,000	119,132
#	FKP Property Group	1,539,417	5,154,732
	Forest Enterprises Australia, Ltd.	7,034,660	3,650,119
#	Funtastic, Ltd.	2,704,933	998,034
	Futuris Corp., Ltd.	18,939,750	35,068,873
*	Gale Pacific, Ltd.	245,196	82,466
	Gazal Corp., Ltd.	94,845	180,707
*	Geodynamics, Ltd.	233,867	355,866
*	Globe International, Ltd.	401,909	334,110
	Gowing Bros., Ltd.	168,139	527,493
#	Graincorp, Ltd. Series A	536,067	6,815,367
	GRD, Ltd.	1,260,702	1,787,564
#	Great Southern, Ltd.	7,480,216	11,697,293
#	GUD Holdings, Ltd.	96,340	926,258
#	Gunns, Ltd.	10,220,890	30,821,684
#	GWA International, Ltd.	3,490,876	9,953,715
*	Haoma Mining NL	440,554	73,129
# *	Herald Resources, Ltd.	57,289	141,906
	HGL, Ltd.	531,319	1,017,721
*	Housewares International, Ltd.	2,337,335	3,881,044
	Hudson Investment Group, Ltd.	297,500	11,085
*	Hutchison Telecommunications (Australia), Ltd.	6,074,332	810,221
	IBA Health Group, Ltd.	713,831	365,239
	IDT Australia, Ltd.	54,605	105,633
	iiNet, Ltd.	501,740	1,064,278
#	Iluka Resources, Ltd.	4,612,211	15,327,912
#	Imdex, Ltd.	202,532	375,652
#	Incitec Pivot, Ltd.	673,393	91,461,760
*	Intercard Wireless, Ltd.	62,379	2,615
*	Intermoco, Ltd.	7,514,093	270,162
#	IOOF Holdings, Ltd.	855,180	4,064,821
#	K&S Corp., Ltd.	99,842	316,266
*	Keycorp, Ltd.	181,913	34,619

2

# *	Kingsgate Consolidated, Ltd.	50,942	$182,083
	Kresta Holdings, Ltd.	513,341	144,641
*	Lednium, Ltd.	438,495	32,678
	Lemarne Corp., Ltd.	94,104	262,939
*	Lifestyle Communities, Ltd.	30,575	4,833
#	MacArthur Coal, Ltd.	903,080	9,926,476
#	MacMahon Holdings, Ltd.	4,889,371	7,649,457
#	Macquarie Media Group, Ltd.	313,081	1,100,807
*	Macquarie Telecom Group, Ltd.	30,330	31,059
*	Magellan Petroleum Corp. CDI	63,477	38,731
	MaxiTRANS Industries, Ltd.	4,170,237	3,135,527
	McPherson’s, Ltd.	1,230,493	3,785,263
# *	Mercury Mobility, Ltd.	759,111	165,603
	MFS Diversified Group	1,068,198	472,663
*	Midwest Corp., Ltd.	277,270	1,210,413
#	Minara Resources, Ltd.	4,092,084	24,114,711
# *	Mineral Deposits, Ltd.	2,532,953	2,570,972
# *	Mosaic Oil NL	2,551,848	257,300
	MYOB, Ltd.	4,539,375	6,833,519
	Namoi Cotton Cooperative, Ltd.	801,979	334,661
	National Can Industries, Ltd.	18,850	32,123
	National Hire Group, Ltd.	156,897	333,478
#	New Hope Corp., Ltd.	2,489,208	5,970,448
	Nufarm, Ltd.	220,300	3,273,602
# *	Oceana Gold Corp.	2,309,834	5,798,584
	Onesteel, Ltd.	4,942,530	32,073,895
	Over Fifty Group, Ltd.	32,916	56,062
	Pacific Brands, Ltd.	14,228,680	29,200,486
#	Paperlinx, Ltd.	11,260,623	21,935,511
*	Payce Consolidated, Ltd.	179,001	366,846
*	People Telecom, Ltd.	475,094	16,920
	Perilya, Ltd.	434,644	644,838
*	Petsec Energy, Ltd.	429,137	407,843
*	Plantcorp NL	14,403	—
	PMP, Ltd.	5,828,920	8,799,335
	PPK Group, Ltd.	748,115	577,877
	Prime Media Group, Ltd.	1,169,138	3,757,651
	Programmed Maintenance Service, Ltd.	640,355	2,637,409
#	RCR Tomlinson, Ltd.	690,121	769,424
*	Repcol, Ltd.	1,557,200	145,061
# *	Resolute Mining, Ltd.	3,233,390	7,255,138
#	Ridley Corp., Ltd.	7,959,299	8,417,217
# *	Roc Oil Co., Ltd.	5,306,977	9,314,677
*	Samson Oil & Gas, Ltd.	169,452	24,530
#	Seven Network, Ltd.	705,659	7,355,458
	SMS Management & Technology, Ltd.	31,140	146,247
*	Southern Pacific Petroleum NL	424,400	—
#	Spotless Group, Ltd.	1,513,680	5,644,474
	Staging Connections Group, Ltd.	392,136	224,050
#	Straits Resources, Ltd.	577,289	4,027,014
	Sunland Group, Ltd.	4,648,127	14,788,509
# *	Tap Oil, Ltd.	3,900,788	6,582,258
	Tassal Group, Ltd.	78,859	205,092
#	Ten Network Holdings, Ltd.	529,291	1,221,712
	Thakral Holdings Group	11,239,370	9,705,066

3

#	Timbercorp, Ltd.	3,351,799	$3,840,977
#	Tower Australia Group, Ltd.	5,058,890	11,035,017
	Troy Resources NL	29,138	78,166
#	Trust Co., Ltd.	30,978	278,211
	UXC, Ltd.	2,606,039	3,858,777
	Village Roadshow, Ltd.	1,765,904	4,577,560
	Vision Group Holdings, Ltd.	6,752	16,477
	Washington H. Soul Pattinson & Co., Ltd.	40,062	285,344
#	Wattyl, Ltd.	2,594,125	5,034,937
	Webster, Ltd.	444,061	568,370
#	WHK Group, Ltd.	129,120	193,247
	Wide Bay Australia, Ltd.	19,574	195,394
TOTAL COMMON STOCKS			835,842,716

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	1,226,086	3,049,610

RIGHTS/WARRANTS — (0.0%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	3,522,859	219,875
*	Magnesium International, Ltd. Rights 05/31/12	25,011	664
# *	Mosaic Oil NL Options 05/31/09	115,993	2,377
*	Oceana Gold Corp. Warrants 01/01/09	121,452	29,982
TOTAL RIGHTS/WARRANTS			252,898

TOTAL — AUSTRALIA			839,145,224

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
	Agrana Beteiligungs AG	83,768	9,169,878
	Allgemeine Sparkasse Baugesellschaft AG	120	31,125
# *	Austrian Airlines AG	1,123,862	8,775,030
*	BWIN Interactive Entertainment AG	40,341	1,207,733
*	CA Immobilien Anlagen AG	474,886	10,424,333
	Eybl International AG	16,503	170,990
	Flughafen Wien AG	128,830	14,730,936
	Frauenthal Holding AG	13,080	361,867
*	General Partners Inmobilienbesitz AG	5,900	13,794
	Lenzing AG	4,089	2,242,637
	Linz Textil Holding AG	212	58,576
	Mayr-Melnhof Karton AG	104,703	10,654,842
	Oberbank AG	12,202	2,684,704
#	Uniqa Versicherungen AG	103,418	2,655,112
#	Wolford AG	26,936	1,134,964

TOTAL — AUSTRIA			64,316,521

BELGIUM — (1.3%)
COMMON STOCKS — (1.3%)
	Ackermans & Van Haaren	136,405	13,996,992
	Banque Nationale de Belgique	3,894	17,272,926
	Barco NV	29,647	2,151,625
	Bekaert SA	145,009	19,097,980
	Compagnie d’Entreprises CFE	63,090	5,803,734

4

	Compagnie Immobiliere de Belgique SA	42,614	$2,463,670
	Compagnie Maritime Belge SA	92,282	6,853,972
#	D’Ieteren NV SA	41,911	14,841,464
#	Euronav SA	182,939	7,082,848
	Floridienne SA	1,900	333,142
*	Integrated Production & Test Engineering NV	28,600	409,702
	Jensen-Group NV	55,338	730,152
*	Papeteries Catala SA	450	60,802
*	Quick Restaurants SA Strip VVPR	27,380	—
#	Recticel SA	364,354	5,074,403
	Rosier SA	200	93,649
	Sapec SA	8,276	1,342,473
	Sioen Industries NV	84,962	1,179,274
	Sipef NV	157	106,652
*	Spector Photo Group SA	82,289	132,829
*	Systemat-Datarelay SA	84,632	648,458
	Tessenderlo Chemie NV	466,977	20,743,959
	VPK Packaging Group SA	725	36,995
*	Zenitel VVPR	31,091	90,318
TOTAL COMMON STOCKS			120,548,019

RIGHTS/WARRANTS — (0.0%)
*	Zenitel VVPR Contingent Rights	9,327	142

TOTAL — BELGIUM			120,548,161

CANADA — (6.9%)
COMMON STOCKS — (6.9%)
*	20-20 Technologies, Inc.	7,700	53,589
# *	Abitibibowater, Inc.	227,280	2,274,532
# *	Adaltis, Inc.	57,500	35,052
# *	AEterna Zentaris, Inc.	96,100	125,953
# *	Ainsworth Lumber Co., Ltd.	15,900	63,648
	Airboss of America Corp.	3,000	8,443
*	AirIQ, Inc.	128,500	7,833
	Akita Drilling, Ltd.	7,500	86,106
*	Alberta Clipper Energy, Inc.	50,500	111,852
	Amerigo Resources, Ltd.	28,000	66,568
*	Anderson Energy, Ltd.	376,200	1,467,725
	Andrew Peller, Ltd.	19,200	189,220
# *	Angiotech Pharmaceuticals, Inc.	1,278,700	3,741,586
# *	Apollo Gold Corp.	37,500	25,908
*	ATS Automation Tooling System, Inc.	1,135,001	7,507,093
# *	Ballard Power Systems, Inc.	1,642,200	7,441,414
# *	Bankers Petroleum, Ltd.	140,500	159,878
*	Bennett Environmental, Inc.	286,500	46,574
*	Bioscrypt, Inc.	15,000	5,715
# *	Birchcliff Energy, Ltd.	679,200	6,252,021
*	Boralex, Inc. Class A	177,000	2,796,393
	Brampton Brick, Ltd. Series A	9,900	105,613
*	Breaker Energy, Ltd.	323,800	2,352,217
	Buhler Industries, Inc.	67	408
	Caldwell Partners International, Inc.	6,900	9,674
*	Canadian Hydro Developers, Inc.	413,800	2,371,178

5

*	Canadian Zinc Corp.	116,500	$76,937
	Canam Group, Inc. Class A	804,700	8,584,557
*	Candax Energy	845,300	532,472
*	Canfor Corp.	1,794,358	14,602,802
*	CanWest Global Communications Corp.	906,200	5,165,133
	Cascades, Inc.	1,647,200	13,857,065
*	Catalyst Paper Corp.	4,334,710	7,310,763
	CCL Industries, Inc. Class B	159,600	5,610,526
*	Celestica, Inc.	2,694,147	17,655,319
*	Celtic Exploration, Ltd.	35,800	557,960
#	CHC Helicopter Corp. Class A Subordinate Voting	42,500	1,334,265
#	Clarke, Inc.	371,111	2,262,297
*	Claude Resources, Inc.	735,800	971,847
# *	Coalcorp Mining, Inc.	638,400	1,699,373
	Cogeco Cable, Inc.	316,900	11,768,042
# *	Compton Petroleum Corp.	945,200	11,303,027
*	Connacher Oil & Gas, Ltd.	489,400	1,740,310
*	CoolBrands International, Inc.	314,700	252,591
*	Cordero Energy, Inc.	55,400	242,032
	Corus Entertainment, Inc. Class B	138,800	2,820,422
*	Cott Corp.	95,700	211,964
*	Crew Energy, Inc.	401,800	5,078,376
*	Cyries Energy, Inc.	289,100	2,640,598
*	Dalsa Corp.	182,400	2,418,410
*	Danier Leather, Inc.	1,500	11,857
*	Delphi Energy Corp.	354,000	755,296
	Dorel Industries, Inc. Class B	682,800	20,069,499
*	Dundee Corp. Class A	714,600	11,239,023
*	Dundee Precious Metals, Inc.	205,939	1,253,314
*	Dynetek Industries, Ltd.	32,300	27,238
*	Ember Resources, Inc.	23,600	41,961
*	Endev Energy, Inc.	221,400	188,952
*	Enerchem International, Inc.	6,300	14,146
	Enghouse Systems, Ltd.	10,400	71,323
*	Envoy Communications Group, Inc.	15,600	40,417
*	Euro Goldfields, Ltd.	32,500	195,809
	Exco Technologies, Ltd.	52,600	187,046
*	Exfo Electro-Optical Engineering, Inc.	15,600	69,263
*	Fairborne Energy, Ltd.	124,000	815,118
# *	First Calgary Petroleums, Ltd. Class A	724,300	2,354,849
*	Flint Energy Services, Ltd.	327,100	6,580,218
*	FNX Mining Co., Inc.	5,287	173,718
*	Forbes Medi-Tech, Inc.	159,600	26,755
*	Formation Capital Corp.	516,900	315,103
	Forzani Group, Ltd. Class A	365,200	5,966,387
*	Fraser Papers, Inc.	79,700	230,780
*	Gentry Resources, Ltd.	32,411	86,605
*	Glacier Ventures International Corp.	6,000	25,420
# *	Glencairn Gold Corp.	48,313	103,081
# *	Golden Star Resources, Ltd.	5,382,039	22,200,740
# *	Grande Cache Coal Corp.	1,375,500	4,472,035
# *	Great Basin Gold, Ltd.	306,000	1,013,523
# *	Grey Wolf Exploration, Inc.	97,900	203,907
	Hart Stores, Inc.	11,500	40,777
*	Hemisphere GPS, Inc.	929,000	3,331,847

6

*	Heroux-Devtek, Inc.	355,500	$3,015,926
*	Highpine Oil & Gas, Ltd.	486,316	5,860,003
*	Hillsborough Resources, Ltd.	451,100	320,823
# *	Hydrogenics Corp.	97,500	54,483
	IAMGOLD Corp.	4,683,173	37,874,582
*	International Forest Products, Ltd. Series A	637,500	3,238,506
	International Royalty Corp.	590,300	3,730,420
*	Intertape Polymer Group, Inc.	655,000	1,723,597
# *	Intrinsyc Software International, Inc.	15,000	14,630
# *	Iteration Energy, Ltd.	388,300	2,410,478
# *	Ivanhoe Energy, Inc.	434,000	718,740
*	Ivernia, Inc.	5,100	8,861
*	Kereco Energy, Ltd.	242,000	1,148,225
	Kingsway Financial Services, Inc.	763,200	10,165,661
#	Laurentian Bank of Canada	699,800	28,518,139
	Linamar Corp.	886,216	12,605,562
# *	Linear Gold Corp.	42,600	121,189
*	Magellan Aerospace Corp.	901,700	1,163,484
*	Mahalo Energy, Ltd.	276,400	786,304
	Maple Leaf Foods, Inc.	101,200	1,328,427
*	March Networks Corp.	145,972	829,041
*	Martinrea International, Inc.	1,225,400	10,893,828
*	MDC Partners, Inc. Class A	3,100	25,102
*	MDS, Inc.	1,453,183	24,346,444
	Methanex Corp.	58,000	1,675,326
#	Mi Developments, Inc.	41,000	953,924
*	Mitec Telecom, Inc.	260,800	43,721
	Morguard Corp.	6,800	231,307
	Mosaid Technologies, Inc.	15,400	258,479
*	MTI Global, Inc.	75,100	54,937
	Northbridge Financial Corp.	276,900	9,998,502
*	Northgate Minerals Corp.	666,000	2,097,638
# *	Open Text Corp.	237,400	7,670,124
*	Paladin Labs, Inc.	26,400	291,024
*	Paramount Resources, Ltd. Class A	344,869	6,026,667
*	Patheon, Inc.	928,798	3,151,827
# *	Pearl Exploration & Production, Ltd.	361,620	753,184
#	Penn West Energy Trust	4,561	128,778
# *	Petrobank Energy & Resources, Ltd.	34,684	2,033,644
*	Point North Energy, Ltd.	17,300	791
*	ProEx Energy, Ltd.	128,100	1,989,991
	Pulse Data, Inc.	1,009,100	2,665,644
# *	Pure Energy Services, Ltd.	9,800	51,278
*	QLT, Inc.	1,153,900	3,528,818
# *	Quebecor World, Inc.	1,117,200	283,769
	Quebecor, Inc. Class B	106,800	3,208,612
	Quest Capital Corp.	1,356,980	3,129,636
*	Richmont Mines, Inc.	255,800	977,199
*	Rider Resources, Ltd.	101,500	600,183
*	Rock Energy, Inc.	11,600	37,125
*	RONA, Inc.	419,400	5,927,208
*	Royal Laser Corp.	200,500	120,188
#	Russel Metals, Inc.	123,400	3,197,054
	Samuel Manu-Tech, Inc.	55,000	559,360
*	Saskatchewan Wheat Pool, Inc.	3,065,100	40,047,941

7

	Savanna Energy Services Corp.	1,095,187	$19,650,498
*	Saxon Energy Services, Inc.	1,121,700	6,176,900
# *	Scorpio Minining Corp.	43,000	65,969
	Sherritt International Corp.	677,300	11,416,212
*	Shore Gold, Inc.	1,713,633	7,730,282
*	Sino-Forest Corp.	3,036,110	58,454,950
*	Stornoway Diamond Corp.	446,600	272,248
*	Stratagold, Corp.	71,500	11,260
*	Synenco Energy, Inc.	624,100	4,470,312
# *	Tahera Diamond Corp.	235,400	20,329
*	Technicoil Corp.	16,400	11,830
# *	Tembec, Inc.	2,093,100	956,967
*	Tiomin Resources, Inc.	826,500	67,178
# *	TLC Vision Corp.	996,000	2,347,696
#	Torstar Corp. Class B	23,700	406,939
	Transcontinental, Inc. Class A	676,500	11,127,798
*	TriStar Oil and Gas, Ltd.	71,000	1,081,321
*	Tundra Semiconductor Corp.	112,000	494,996
*	Turnkey E&P, Inc.	6,400	24,644
*	TUSK Energy Corp.	546,800	983,323
*	Vector Aerospace Corp.	7,900	34,674
*	Vero Energy, Inc.	145,100	1,170,530
*	Viceroy Homes, Ltd. Class A	5,900	29,792
*	Vitran Corp., Inc.	4,000	49,581
	Wescast Industries, Inc.	2,400	19,483
*	West Energy, Ltd.	86,400	298,461
	West Fraser Timber Co., Ltd.	348,568	11,244,129
*	Western Canadian Coal Corp.	617,700	1,688,202
	Western Financial Group, Inc.	30,800	133,933
*	Westjet Airlines, Ltd.	162,300	3,284,751
*	Wi-LAN, Inc.	855,900	2,165,294
	Winpak, Ltd.	13,400	89,174
*	Xantrex Technology, Inc.	81,100	650,118
	Xceed Mortgage Corp.	128,300	252,885
*	Yukon-Nevada Gold Corp.	479,900	755,748
# *	Zarlink Semiconductor, Inc.	277,000	242,032
TOTAL COMMON STOCKS			638,586,061

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	5,700	5,502

TOTAL — CANADA			638,591,563

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
*	Aktieselskabet Ringkjoebing Bank A.S.	3,740	368,012
#	Aktieselskabet Skjern Bank A.S.	2,002	185,501
*	Alm. Brand A.S.	202,255	11,355,256
	Amagerbanken A.S.	13,914	539,390
*	Andersen & Martini Series B	3,500	43,864
	Arkil Holdings A.S. Series B	920	204,628
#	Auriga Industries A.S. Series B	102,173	2,274,712
#	Biomar Holding A.S.	26,230	966,490
	BoConcept Holding A.S.	608	41,013

8

*	Brodrene Hartmann A.S. Series B	43,510	$1,134,376
*	Brondbyernes I.F. Fodbold A.S. Series B	50,850	625,156
# *	Capinordic A.S.	114,242	357,769
	Dalhoff, Larson & Horneman A.S. Series B	60,330	949,318
#	Dampskibsselsk Torm A.S.	56,118	1,693,554
	DFDS A.S.	66,590	9,534,814
#	DiBa Bank A.S.	7,005	427,428
#	Djursland Bank A.S.	3,175	485,333
	East Asiatic Co., Ltd. A.S.	265,517	20,721,576
	ebh bank A.S.	8,386	1,006,954
#	Fionia Bank A.S.	8,491	2,260,286
#	Forstaedernes Bank A.S.	27,724	708,959
*	GPV Industi A.S.	6,000	255,529
#	H&H International A.S. Series B	5,790	1,478,711
	Harboes Bryggeri A.S.	4,600	116,210
#	Hedegaard (Peder P.) A.S.	4,451	403,916
*	Hojgaard Holding A.S. Series B	15,113	535,650
	Lan & Spar Bank S.A.	5,706	490,051
	Lokalbanken I Nordsjaelland A.S.	3,450	217,600
	Max Bank	3,110	182,961
	Migatronic A.S. Series B	1,594	116,812
	Mons Bank A.S.	424	87,051
	Morso Bank	240	77,110
	Nordjyske Bank A.S.	13,580	408,818
	Norresundby Bank A.S.	453	335,709
	NTR Holdings A.S.	3,950	51,892
#	Per Aarsleff A.S. Series B	27,740	4,281,755
*	Pharmexa A.S.	42,400	34,392
# *	RTX Telecom A.S.	11,600	89,172
	Salling Bank A.S.	600	108,758
#	Sanistal A.S. Series B	10,690	1,098,893
	Schouw & Co.	111,785	9,306,396
*	SE 2000 A.S. Series B	3,400	1,337
	Skaelskor Bank	3,600	133,042
	SKAKO Industries A.S.	22,400	731,664
#	Sparbank	13,720	804,886
	Sparekassen Faaborg A.S.	3,087	1,145,211
	Sydbank A.S.	16,750	606,813
*	TK Development A.S.	77,240	1,009,399
	Totalbanken	3,000	221,080
	Vestfyns Bank A.S.	500	93,476
	Vestjysk Bank A.S.	72,631	2,967,814

TOTAL — DENMARK			83,276,497

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
	Alandsbanken AB Series A	5,700	276,535
	Amanda Capital Oyj	190,425	1,104,103
#	Amer Sports Oyj Series A	241,800	5,050,524
#	Componenta Oyj	93,200	1,208,478
	Cramo Oyj	35,601	830,645
	Efore Oyj	128,440	193,418
#	Elcoteq SE	197,318	1,186,436
	Elektrobit Corp.	11,512	28,394

9

	Elisa Oyj	47	$1,432
#	Finnair Oyj	725,205	8,890,500
#	Finnlines Oyj	521,701	10,747,232
	Fiskars Oyj Abp Series A	171,560	3,369,809
*	GeoSentric Oyj	19,000	2,310
#	HKScan Oyj Series A	247,537	3,124,354
*	Honkarakenne Oyj Series B	15,900	116,598
	Huhtamaki Oyj	1,446,922	15,118,420
	Ilkka-Yhtyma Oyj	16,447	286,272
	Julius Tallberg-Kiinteistoet Oyj Series B	69,606	287,632
#	Kemira Oyj	1,299,236	19,357,833
	Laennen Tehtaat Oyj	52,470	1,152,439
	Lemminkainen Oyj	72,800	3,936,135
#	M-Real Oyj Series B	3,943,235	13,313,552
	Neomarkka Oyj	10,568	138,020
# *	Okmetic Oyj	317,779	1,187,808
	OKO Bank P.L.C. Class A	1,606,274	28,046,071
#	Olvi Oyj Series A	79,300	2,882,383
#	Raisio P.L.C.	1,342,444	2,985,729
	Rautaruukki Oyj Series K	1,108,900	48,348,191
	Raute Oyj Series A	26,100	566,169
	Scanfil Oyj	11,900	35,683
	Sponda Oyj	694,535	8,941,028
*	SSH Communications Oyj	308,500	724,456
# *	Stonesoft Oyj	282,398	111,050
	SYSOPENDIGIA P.L.C.	71,020	339,450
	Tamfelt Oyj	2,100	36,835
	Tecnomen Oyj	998,580	1,657,778
	Tiimari P.L.C.	41,750	265,452
*	Trainers’ House P.L.C.	107,000	200,780
#	Tulikivi Oyj	24,862	58,074
	Turkistuottajat Oyj	14,600	192,050
#	Viking Line AB	18,100	1,043,057
	Wartsila Corp. Oyj Series B	8,498	580,890
TOTAL COMMON STOCKS			187,924,005

RIGHTS/WARRANTS — (0.0%)
*	Finnair Oyj Rights 12/17/07	126,848	240,717

TOTAL — FINLAND			188,164,722

FRANCE — (5.7%)
COMMON STOCKS — (5.7%)
*	Actielec Technologies	28,700	103,877
# *	Altran Technologies SA	583,719	4,303,301
*	Arkema	168,907	9,606,294
*	Atos Origin SA	770,786	41,535,457
	Aubay	82,083	701,460
*	Axorys SA	18,454	20,171
# *	Bigben Interactive	13,755	99,990
	Boiron SA	40,197	961,030
#	Bonduelle SCA	69,501	8,338,466
	Bongrain SA	158,857	17,508,958
	Burelle SA	11,385	2,352,941

10

	Carbone Lorraine SA	98,489	$4,096,264
	CBo Territoria	5,724	30,042
	Cegid Group	4,108	158,818
# *	Club Mediterranee SA	288,499	13,545,748
*	Compagnie International Andre Trigano SA	2,100	189,505
	Damartex SA	805	22,454
	Delachaux SA	21,060	1,689,528
*	Desquenne et Giral SA	4,761	42,861
*	Dynaction SA	14,803	173,250
	Esso Ste Anonyme Francaise	15,732	3,647,181
	Establissements Maurel et Prom	689,329	13,250,383
	Etam Developpement SA	38,667	1,361,318
*	Euro Disney S.C.A.	80,180	908,649
	Explosifs et de Produits Chimiques	312	191,152
# *	Faurecia SA	158,527	8,099,306
	Finuchem SA	6,184	82,398
	Fleury Michon SA	17,956	1,061,276
	Francois Freres (Tonnellerie) SA	7,663	430,753
	Fromageries Bel SA	3,875	1,015,365
	Gascogne SA	20,822	1,968,290
	Gaumont SA	22,166	1,977,587
	Geodis SA	1,794	231,985
	Gevelot SA	4,329	373,289
	GFI Informatique SA	826,027	5,475,139
*	Gifi	5,767	479,511
	Ginger (Groupe Ingenierie Europe)	10,408	220,339
*	Groupe Ares	97,923	340,779
	Groupe Flo SA	52,020	553,643
	Groupe Guillin SA	480	37,892
	Guerbet SA	332	53,696
#	Guyenne et Gascogne SA	84,242	12,322,842
#	Havas SA	7,893,234	36,692,339
*	Henri Maire	1,252	15,206
	Idsud	2,129	120,417
*	Immobiliere et Hoteliere SA	27,700	54,248
	IMS International Metal Service SA	324,649	11,947,944
# *	Infogrames Entertainment SA	4,943,736	1,125,794
	Ingenico SA	53	1,403
	Ipsos SA	116,656	3,303,726
	Lafuma SA	14,413	778,738
	Laurent-Perrier	18,448	2,783,338
	Lectra	56,826	353,353
	Lisi SA	54,099	4,970,643
	Manutan International SA	24,370	1,851,618
	MGI Coutier SA	10,254	350,545
	Montupet SA	168,782	2,300,753
#	Mr. Bricolage SA	124,760	3,132,623
	Nexans SA	593,945	64,846,856
	Oberthur Card Systems SA	513,560	3,873,955
	Orco Property Group	65,826	6,709,694
# *	Osiatis	5,149	29,493
	Paris Orleans et Cie SA	13,110	511,432
#	Pierre & Vacances	77,783	8,106,995
	Plastic Omnium SA	181,582	8,120,808
	Plastivaloire SA	32,225	978,199

11

	PSB Industries SA	14,760	$660,762
	Radiall SA	19,786	2,373,784
	Rallye SA	413,283	24,358,412
*	Recylex SA	62,320	1,398,527
	Remy Cointreau SA	296,292	18,615,179
	Robertet SA	1,630	210,306
#	Rougier SA	10,353	961,268
*	S.T. Dupont SA	304,980	128,773
	Sabeton SA	18,460	365,078
	SAM	600	23,946
	SAMSE SA	243	26,273
*	SCOR SE (4797364)	1	3
	SCOR SE (B1LB9P6)	878,372	19,885,225
	Sechilienne SA	4,681	323,756
	Securidev SA	16,908	599,371
	Signaux Girod SA	6,528	733,305
*	Smoby SA	6,516	276,982
	Societe de Developpement Regional de la Bretagne	12,398	86,522
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	7,064	6,322,703
#	Societe Industrielle D’Aviations Latecoere SA	67,620	1,555,534
	Sperian Protection	121,525	11,681,312
	Spir Communication SA	935	81,978
	Sucriere de Pithiviers Le Vieil	3,246	2,632,323
*	Sylis SA	54,668	245,326
	Teleperformance SA	341,181	10,771,184
*	Thomson	804,151	6,177,368
	Tivoly SA	1,755	56,003
*	UbiSoft Entertainment SA	359,030	30,175,548
	Valeo SA	1,081,778	40,915,999
*	Valtech	543,034	344,116
	Vilmorin et Cie SA	71,202	12,002,322
	Vranken Pommery Monopole	54,655	4,435,798
TOTAL COMMON STOCKS			520,948,294

RIGHTS/WARRANTS — (0.0%)
*	Bigben Interactive Warrants 12/31/08	13,755	6,473
*	Groupe Ares Warrants 12/18/08	14,637	33,332
*	Groupe Focal SA Warrants 02/21/10	1,716	—
TOTAL RIGHTS/WARRANTS			39,805

TOTAL — FRANCE			520,988,099

GERMANY — (5.4%)
COMMON STOCKS — (5.4%)
# *	3U Holding AG	645,042	605,500
	A.S. Creation Tapeton AG	21,970	1,130,957
*	AAP Implantate AG	61,114	199,346
#	Aareal Bank AG	800,373	27,221,349
*	Abwicklungsellschaft Roesch AG	7,300	1,031
	ADCapital AG	135,889	2,417,755
# *	ADVA AG Optical Networking	50,600	150,563
# *	Aixtron AG	334,385	4,426,431
	Altana AG	803,691	18,721,193
	Amadeus Fire AG	831	16,980

12

*	Analytik Jena AG	89,486	$895,659
	Andreae-Noris Zahn AG	37,245	2,042,837
*	Augusta Technologie AG	64,689	1,474,881
	Baader Wertpapierhandelsbank AG	428,404	2,718,237
	Bechtle AG	180,755	5,456,012
*	Beta Systems Software AG	62,550	526,185
	Bilfinger Berger AG	765,357	60,762,908
*	Biolitec AG	30,848	506,310
	Biotest AG	57,259	2,910,139
*	BMP AG	12,980	32,842
*	Borussia Dortmund GmbH & Co. KGaA	269,179	565,044
*	Caatoosee AG	17,400	34,309
#	Cewe Color Holding AG	38,395	1,352,998
*	Cinemaxx AG	3,100	2,068
	Comdirect Bank AG	522,939	6,441,629
	Computerlinks AG	60,385	1,126,713
*	Condomi AG	19,900	—
# *	D. Logistics AG	414,875	870,265
#	DAB Bank AG	61,779	541,126
*	DAS Werk AG	10,600	644
	Data Modul AG	21,314	517,852
*	DEAG Deutsche Entertainment AG	426,940	1,077,196
#	Deutsche Euroshop AG	422,896	16,179,657
# *	Deutz AG	130,266	1,361,283
	Dierig Holding AG	8,750	101,146
#	Dr. Hoenle AG	31,549	431,082
# *	Drillisch AG	55,500	400,950
*	Duerr AG	135,055	5,003,852
	DVB Bank AG	13,201	5,606,233
	Eckert and Ziegler AG	62,843	904,242
*	Elmos Semiconductor AG	67,127	543,176
# *	EM. Sports Media AG	583,312	2,481,463
	Energiekontor AG	116,851	616,548
	Epcos AG	1,225,116	17,195,764
# *	Evotec AG	1,258,750	3,556,729
# *	FJA AG	16,618	56,885
	Gesco AG	11,877	791,755
# *	GFT Technologies AG	333,736	1,440,838
*	Grammer AG	34,351	942,514
	Grenkeleasing AG	5,377	195,206
*	Hoeft & Wessel AG	64,435	418,714
	Innovation in Traffic Systems AG	13,500	151,634
*	Integralis AG	47,711	362,024
	INTERSEROH AG	3,600	272,660
#	Isra Vision Systems AG	28,176	456,243
	IVG Immobilien AG	434,532	15,236,339
# *	Jenoptik AG	787,565	5,755,081
*	Kampa AG	124,857	734,555
	Kontron AG	374,281	5,852,384
	Krones AG	160,803	12,436,047
#	KSB AG	6,000	4,109,730
*	Kuka AG	198,855	6,406,167
	KWS Saat AG	59,935	13,189,406
	Lanxess AG	75,313	2,871,313
	Leifheit AG	56,759	1,176,180

13

	Leoni AG	499,246	$20,783,345
*	Loewe AG	60,672	1,020,991
	LPKF Laser & Electronics AG	7,700	48,209
*	M & S Elektronik AG	19,600	1,124
	Mannheimer AG Holding	27,000	186,339
*	Marbert AG	1,360	26,935
# *	Maxdata Computer AG	113,610	282,861
*	Mediclin AG	563,892	2,114,540
# *	Medigene AG	235,568	1,535,950
# *	Medion AG	413,316	10,611,832
*	Mosaic Software AG	12,800	3,502
*	Nexus AG	235,087	1,103,197
#	Norddeutsche Affinerie AG	973,594	39,322,833
	Norddeutsche Steingut AG	10,182	105,035
*	Nordwest Handel AG	11,313	141,014
*	november AG	34,224	27,072
	PC-Ware AG	77,672	1,420,167
#	Pfleiderer AG	538,555	11,961,343
*	Pixelpark AG	19,750	21,675
*	Plambeck Neue Energien AG	85,853	338,483
*	Plasmaselect AG	324,899	645,584
*	Premiere AG	205,345	4,397,223
	Progress-Werk Oberkirch AG	1,159	57,771
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	114,771	796,415
# *	QSC AG	74,802	246,851
#	REALTECH AG	43,812	836,135
*	REpower Systems AG	508	114,595
	Rheinmetall AG	85,490	5,974,559
	Rohwedder AG	51,228	411,370
	Ruecker AG	25,400	307,070
	Salzgitter AG	262,419	45,997,049
	Schlott Sebaldus AG	62,207	1,426,590
	Sektkellerei Schloss Wachenheim AG	2,900	31,781
*	Senator Entertainment AG	10,730	26,025
*	SER Systems AG	9,400	600
	Silicon Sensor International AG	9,865	151,290
# *	Singulus Technologies AG	521,749	7,511,109
	Sixt AG	35,320	1,439,776
*	Stoehr & Co. AG	44,310	248,895
#	Strabag AG	31,967	11,346,727
#	Suedzucker AG	677,330	14,932,175
# *	Suess Microtec AG	337,217	2,258,742
# *	Syzygy AG	148,692	696,191
*	SZ Testsysteme AG	7,000	—
	Technotrans AG	25,800	553,548
	Textilgruppe Hof AG	22,530	264,902
	TFG Capital AG & Co. KGAA	194,789	672,484
*	UMS United Medical Systems International AG	108,308	558,565
	Umweltbank AG	25,780	612,567
	Vossloh AG	187,113	25,824,921
	Westag & Getalit AG	10,653	249,150
	Wuerttembergische Lebensversicherung AG	19,344	884,971
	Wuerttembergische Metallwarenfabrik AG	80,490	3,961,414

TOTAL — GERMANY			496,478,251

14

GREECE — (0.6%)
COMMON STOCKS — (0.6%)
	A. Kalpinis - N. Simos Steel Service Center	236,949	$552,609
*	Aegek S.A.	2,067,588	1,147,248
*	Alco Hellas ABEE S.A.	175,813	281,936
*	Alfa Alfa Holdings S.A.	337,348	—
	Allatini Industrial & Commercial Co. S.A.	58,400	155,075
*	Alte Technical Co.	299,816	36,413
*	Altec S.A. Information & Communication Systems	348,200	814,388
	Alumil Milonas Aluminum Industry S.A.	88,060	525,775
	Anek Lines S.A.	932,037	2,939,482
	Aspis Bank S.A.	245,340	1,031,972
*	Astir Palace Hotels S.A.	11,930	100,111
	Athens Medical Center S.A.	28,947	154,569
*	Atlantic Supermarkets S.A.	129,593	354,724
	Atti-Kat S.A.	1,024,038	1,225,842
	Bank of Greece	55,317	7,603,697
	Bitros Holdings S.A.	20,838	74,663
	Crown Hellas Can S.A.	64,287	760,211
	Edrasis-C.Psalllidas Technical Co.	117,012	177,671
	Elgeka S.A.	144,630	287,444
*	Empedos S.A.	56,700	6,886
*	Ergas S.A.	104,948	22,306
	ETEM S.A.	120,028	321,866
*	Etma Rayon S.A.	39,176	83,859
*	European Technical S.A.	98,150	34,271
	EYDAP Athens Water Supply & Sewage Co. S.A.	58,200	851,690
	GEK Group of Cos S.A.	115,846	1,358,114
	General Commercial S.A.	96,240	119,924
	Halkor S.A.	98,600	389,832
*	Hatzioannou Holdings S.A.	170,450	282,398
	Hellenic Cables S.A.	166,308	1,039,907
*	Hellenic Sugar Industry S.A.	109,591	676,320
	Hellenic Technodomiki Tev S.A.	847,025	10,374,138
	Heracles General Cement Co. S.A.	19,817	492,190
	Inform P. Lykos S.A.	32,320	164,965
	Intertech S.A.	9,750	28,895
	Intracom Holdings S.A.	924,846	3,431,930
*	Intracom Technical & Steel Constructions S.A.	240,300	327,530
	J&P-Avax S.A.	94,430	730,418
*	Karatzis S.A.	31,775	84,112
	Kathimerini Publishing S.A.	73,740	658,709
	Katselis Sons S.A. Bread Industry	24,500	66,963
*	Keranis Holdings S.A.	53,625	24,423
	Lambrakis Press S.A.	256,229	1,055,051
*	Loulis Mills S.A.	99,368	425,116
	M.J. Mailis S.A.	86,950	152,622
	Michaniki S.A.	497,888	3,461,177
	Minoan Lines S.A.	461,547	3,242,236
*	Mochlos S.A.	339,845	172,490
*	Motodynamic S.A.	8,050	59,367
*	Neorion New S.A. Holdings	24,620	42,853
*	Parnassos Enterprises S.A.	93,550	348,895
*	Pegasus Publishing S.A.	217,030	760,005

15

*	Petzetakis S.A.	126,213	$173,665
*	Pilias S.A.	6,242	2,799
	Piraeus Leasing S.A.	23,551	176,330
	Real Estate Development & Services S.A.	127,940	658,614
	S&B Industrial Minerals S.A.	88,550	1,375,267
	Sanyo Hellas S.A.	622,556	747,644
	Sato S.A.	18,632	43,309
*	Selected Textile Industry Assoc. S.A.	205,564	154,012
	Sfakianakis S.A.	115,110	1,119,326
*	Sheet Steel Co.	16,968	5,097
*	Shelman Hellenic-Swiss Wood S.A.	155,548	283,986
*	Spyroy Agricultural Products S.A.	103,200	291,267
*	Stabilton S.A.	221,900	26,950
*	Technical Olympic S.A.	885,675	1,021,955
*	Technodomi M.Travlos Brothers S.A.	23,730	7,565
	Teletypos S.A. Mega Channel	26,598	222,289
*	Themeliodomi S.A.	140,360	78,842
	Thrace Plastics Co. S.A.	244,480	463,466
*	United Textiles S.A.	197,547	35,669
*	Varvaressos S.A. European Spinning Mills	36,350	31,096
*	Vioter S.A.	477,080	572,496
*	Vis Container Manufacturing Co.	12,511	43,099

TOTAL — GREECE			57,050,031

HONG KONG — (3.2%)
COMMON STOCKS — (3.2%)
	Alco Holdings, Ltd.	710,000	244,491
	Allan International Holdings	1,086,000	175,903
#	Allied Group, Ltd.	2,155,000	9,453,087
#	Allied Properties, Ltd.	34,295,000	7,840,660
*	A-Max Holdings, Ltd.	227,710,000	2,517,803
*	Applied Development Holdings, Ltd.	2,250,000	129,156
*	APT Satellite Holdings, Ltd.	1,032,000	228,347
	Asia Financial Holdings, Ltd.	3,828,106	2,121,122
	Asia Standard Hotel	107,179,947	1,209,771
	Asia Standard International Group, Ltd.	134,079,321	3,239,534
*	Associated International Hotels	1,705,000	3,682,145
	Automated Systems Holdings, Ltd.	116,000	30,917
*	Beauforte Investors Corp., Ltd.	440,000	13,288
*	Burwill Holdings, Ltd.	16,893,000	1,283,455
	Capital Strategic Investment, Ltd.	37,630,000	1,477,198
	CCT Telecom Holdings, Ltd.	9,478,800	1,575,737
	Century City International	21,790,000	335,707
	Champion Technology Holdings, Ltd.	30,139,549	5,336,688
#	Cheuk Nang (Holdings), Ltd.	2,092,062	1,548,075
#	Chevalier International Holdings, Ltd.	2,344,491	2,198,695
	China Hong Kong Photo Products Holdings, Ltd.	5,107,000	462,477
*	China Infrastructure Investment, Ltd.	16,238,000	764,077
*	China Investments Holdings, Ltd.	1,186,800	58,040
	China Motor Bus Co.	57,000	459,007
# *	China Pharmaceutical Group, Ltd.	12,012,000	3,643,501
	China Rare Earth Holdings, Ltd.	7,831,300	1,738,891
	China Resources Logic, Ltd.	8,582,000	999,586
*	China Star Entertainment, Ltd.	9,573,570	112,120

16

	China Zirconium, Ltd.	7,252,000	$1,047,815
	Chinney Investments, Ltd.	1,912,000	211,385
#	Chong Hing Bank, Ltd.	2,166,000	4,583,580
	Chow Sang Sang Holdings	2,848,800	3,256,993
	Chuang’s China Investments, Ltd.	11,422,000	1,079,735
#	Chuang’s Consortium International, Ltd.	16,257,608	2,835,631
#	Chun Wo Development Holdings, Ltd.	6,945,143	1,085,225
	City e-Solutions, Ltd.	472,964	69,252
	City Telecom, Ltd.	2,192,000	510,042
	CNT Group, Ltd.	7,146,571	211,958
	Coastal Greenland, Ltd.	3,362,000	651,563
#	COL Capital, Ltd.	2,196,600	1,202,011
	Continental Holdings, Ltd.	506,000	119,031
#	Coslight Technology International Group, Ltd.	2,162,000	1,163,699
	Cosmos Machinery Enterprises, Ltd.	1,145,400	101,117
*	CSMC Technologies Corp.	15,447,600	1,252,280
*	Dan Form Holdings Co., Ltd.	5,294,000	418,977
	Dawnrays Pharmaceutical (Holdings), Ltd.	244,000	24,929
*	Digitalhongong.com	12	1
*	Dynamic Global Holdings, Ltd.	990,000	15,427
	Dynamic Holdings, Ltd.	974,000	314,417
*	Easyknit International Holdings, Ltd.	4,658,440	162,062
	Emperor Capital Group, Ltd.	2,365,800	303,740
	Emperor International Holdings, Ltd.	13,537,000	5,425,508
*	ENM Holdings, Ltd.	23,592,000	808,151
	EPI (Holdings), Ltd.	113,928	5,900
# *	eSun Holdings, Ltd.	220,000	106,675
*	Ezcom Holdings, Ltd.	67,280	415
#	Far East Consortium	3,732,536	1,652,194
*	Far East Technology International, Ltd.	89,760	34,003
#	First Natural Foods Holdings, Ltd.	6,810,000	897,398
	First Sign International Holdings, Ltd.	2,440,000	240,560
#	Fountain Set Holdings, Ltd.	14,994,000	3,019,602
	Four Seas Food Investment Holdings, Ltd.	214,000	32,789
# *	Frasers Property China, Ltd.	41,172,000	1,185,679
*	Freeman Corp., Ltd.	30,240,195	181,838
#	Fubon Bank Hong Kong, Ltd.	4,043,000	2,885,374
#	Get Nice Holdings, Ltd.	15,538,000	1,273,752
#	Global Green Tech Group, Ltd.	14,875,600	2,595,079
	Gold Peak Industries (Holdings), Ltd.	2,021,000	323,024
*	Golden Resorts Group, Ltd.	840,000	35,441
	Golden Resources Development International, Ltd.	9,593,000	727,005
*	Gold-Face Holdings, Ltd.	1,158,000	—
	Goldlion Holdings, Ltd.	9,533,000	2,779,882
	Golik Holdings, Ltd.	1,216,000	54,228
#	Grande Holdings, Ltd.	3,148,000	923,389
	Great Eagle Holdings, Ltd.	1,676,371	5,059,818
	Group Sense (International), Ltd.	2,152,000	84,615
	Guangzhou Investment Co., Ltd.	27,246,000	6,377,567
#	Hang Fung Gold Technology, Ltd.	10,027,108	2,875,619
	Hanison Construction Holdings, Ltd.	289,216	43,044
	Hanny Holdings, Ltd.	48,019,200	1,285,513
#	Harbour Centre Development, Ltd.	1,492,000	2,473,894
	High Fashion International, Ltd.	962,000	352,127
#	HKR International, Ltd.	17,367,998	13,342,320

17

#	Hon Kwok Land Investment Co., Ltd	6,080,000	$2,093,766
*	Hong Fok Land, Ltd.	4,248,000	5,459
	Hong Kong and Shanghai Hotels, Ltd.	3,966,485	6,388,392
	Hong Kong Ferry (Holdings) Co., Ltd.	1,744,000	1,677,429
*	Hong Kong Parkview Group, Ltd.	646,000	111,943
	Hongkong Chinese, Ltd.	12,986,000	2,442,046
*	Hop Hing Holdings, Ltd.	604,000	45,455
	Hopewell Holdings, Ltd.	1,305,800	5,984,546
	Hsin Chong Construction Group, Ltd.	1,482,000	403,506
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,212,000	312,662
	Huafeng Textile International Group, Ltd.	11,400,100	641,339
*	Hualing Holdings, Ltd.	12,475,000	847,852
	Hysan Development Co., Ltd.	1,585	4,359
*	IDT International, Ltd.	2,200,000	85,940
*	Interchina Holdings Co., Ltd.	66,950,000	683,718
	IPE Group, Ltd.	3,485,000	400,439
	ITC Corp., Ltd.	26,116,227	1,623,417
*	ITC Properties Group, Ltd.	18,825,000	701,792
*	Jinchang Pharmaceutical Holdings, Ltd.	507,600	—
	Jiuzhou Development Co., Ltd.	18,230,000	1,770,770
	K Wah International Holdings, Ltd.	17,460,990	8,002,828
	Kantone Holdings, Ltd.	22,386,818	1,901,719
	Karce International Holdings Co., Ltd.	1,608,000	96,204
#	Keck Seng Investments	2,734,000	1,508,158
	Kee Shing Holdings	256,000	30,557
	Kin Yat Holdings, Ltd.	1,172,000	292,523
	King Fook Holdings	338,000	35,349
	Kingmaker Footwear Holdings, Ltd.	338,000	39,417
	KTP Holdings, Ltd.	758,000	79,392
	Kwoon Chung Bus Holdings, Ltd.	1,432,000	219,814
#	Lai Fung Holdings, Ltd.	87,026,437	3,355,329
*	Lai Sun Development Co., Ltd.	82,651,800	1,784,695
*	Lai Sun Garment International, Ltd.	31,296,000	1,841,048
	Lam Soon (Hong Kong), Ltd.	203,250	121,403
	Lerado Group Holding Co.	9,010,000	973,184
	Lippo, Ltd.	2,038,000	1,675,906
	Liu Chong Hing Investment, Ltd.	2,066,000	2,689,608
*	M Dream Inworld, Ltd.	4,079	152
	Magnificent Estates	34,794,600	1,186,892
	Melbourne Enterprises	41,000	313,671
	Midas International Holdings, Ltd.	2,410,000	155,396
#	Min Xin Holdings	3,688,000	1,802,434
# *	Minmetals Holdings, Ltd.	8,816,000	1,903,754
	Mirabell International Holdings	906,000	675,424
	Miramar Hotel & Investment	1,729,000	2,625,918
*	Nam Fong International Holdings, Ltd.	1,740,000	68,202
*	Nam Hing Holdings, Ltd.	188,000	4,659
	Nam Tai Electronic & Electrical Products, Ltd.	2,213,000	502,479
	Nanyang Holdings	101,350	234,788
	National Electronics Holdings	5,104,000	343,130
*	New City China Development, Ltd.	6,760	230
#	New World China Land, Ltd.	5,728,000	3,909,653
	New World Development Co., Ltd.	1,069	2,873
	Ngai Lik Industrial Holdings, Ltd.	11,062,000	537,918
	Norstar Founders Group, Ltd.	240,000	72,542

18

*	Orient Power Holdings, Ltd.	2,182,573	$52,732
	Oriental Watch Holdings	1,128,000	493,712
	Pacific Andes International Holdings, Ltd.	6,238,687	1,170,299
#	Pacific Century Premium Developments, Ltd.	18,256,000	6,554,404
	Paliburg Holdings, Ltd.	103,129,000	2,894,011
#	Playmates Holdings, Ltd.	1,941,000	1,008,599
# *	Playmates Toys, Ltd.	1,941,000	98,530
	Pokfulam Development Co., Ltd.	244,000	203,039
	Poly Hong Kong Investment, Ltd.	12,223,500	8,659,222
	Proview International Holdings, Ltd.	10,050,438	826,125
	Public Financial Holdings, Ltd.	2,610,000	2,252,276
#	PYI Corp., Ltd.	4,128,698	1,295,356
	Raymond Industrial, Ltd.	872,000	133,903
*	Riche Multi-Media Holdings, Ltd.	5,680,000	113,143
	Rivera Holdings, Ltd.	3,152,000	120,999
*	Riverhill Holdings, Ltd.	54,398	755
*	RNA Holdings, Ltd.	580,200	2,013
	Roadshow Holdings, Ltd.	2,956,000	263,694
*	San Miguel Brewery	1,130,400	216,299
*	Sanyuan Group, Ltd.	258,750	4,988
	Sea Holdings, Ltd.	1,541,000	1,053,781
	Shell Electric Manufacturing Co., Ltd.	5,105,974	3,952,369
	Shougang Concord Century Holdings, Ltd.	12,362,000	1,269,216
*	Shun Ho Resources Holdings, Ltd.	510,000	94,011
*	Shun Ho Technology Holdings, Ltd.	814,380	119,841
#	Silver Grant International	31,052,000	5,279,886
	Sincere Co., Ltd.	2,258,000	127,511
	Sing Tao News Corp., Ltd.	3,000,000	496,765
*	Sino-i Technology, Ltd.	125,557,000	1,599,605
	Sinopec Kantons Holdings, Ltd.	2,495,200	452,811
	SIS International Holdings, Ltd.	376,000	101,179
#	Skyworth Digital Holdings, Ltd.	19,446,900	2,149,693
	Solartech International Holdings, Ltd.	3,090,000	175,492
#	Solomon Systech International, Ltd.	5,256,000	365,036
	South China (China), Ltd.	5,910,000	510,494
	South China Holdings, Ltd.	4,060,800	466,490
	Stelux Holdings International, Ltd.	2,779,552	271,661
	Styland Holdings, Ltd.	1,359,999	3,845
#	Sun Hung Kai & Co., Ltd.	3,373,000	3,259,110
	Sunway International Holdings, Ltd.	1,002,000	42,766
#	Symphony Holdings, Ltd.	3,542,000	300,886
	Tai Cheung Holdings	5,486,000	3,707,827
	Tai Fook Securities Group, Ltd.	2,960,000	1,397,053
	Tai Sang Land Development, Ltd.	1,265,900	630,294
	Tak Sing Alliance Holdings	3,647,335	687,577
#	Tan Chong International, Ltd.	3,843,000	1,193,669
# *	TCL Multimedia Technology Holdings, Ltd.	22,582,600	1,295,543
	Tern Properties	168,000	107,606
	Tian An China Investments	8,646,840	8,624,841
	Tian Teck Land	800,000	705,457
#	Tianjin Development Holdings, Ltd.	8,014,000	7,254,843
*	Tomorrow International Holdings, Ltd.	2,597,570	106,153
*	Topsearch International (Holdings), Ltd.	3,626,000	198,335
	Tungtex (Holdings) Co., Ltd.	558,000	149,426
	Tysan Holdings, Ltd.	614,000	74,481

19

*	U-Right International Holdings, Ltd.	39,602,000	$1,045,818
	USI Holdings, Ltd.	672,749	440,003
	Van Shung Chong Holdings, Ltd.	1,886,000	205,507
#	Varitronix International, Ltd.	2,050,000	1,230,763
	Vedan International (Holdings), Ltd.	2,504,000	255,267
#	Victory City International Holdings	1,737,337	502,192
	Wai Kee Holdings, Ltd.	6,161,000	1,991,195
	Wang On Group, Ltd.	26,480,000	401,611
*	Warderly International Holdings, Ltd.	1,705,000	105,175
#	Wheelock Properties, Ltd.	6,271,000	5,587,368
*	Winfoong International, Ltd.	4,248,000	127,115
#	Wing On Co. International, Ltd.	2,540,000	4,328,014
	Wing On Travel Holdings, Ltd.	241,200	8,839
*	Wing Shan International	2,084,000	111,940
	Wong’s International (Holdings), Ltd.	209,000	18,787
*	Xpress Group, Ltd.	431,200	12,745
	Y. T. Realty Group, Ltd.	1,726,000	334,461
	Yangtzekiang Garment, Ltd.	372,000	91,415
*	Yaohan International Holdings	1,660,000	—
	Yau Lee Holdings, Ltd.	1,409,750	239,491
*	Yue Fung International Group Holding, Ltd.	31,490	4,249
*	Yueshou Environmental Holdings, Ltd.	510,800	15,846
	Yugang International, Ltd.	100,436,000	2,518,351
TOTAL COMMON STOCKS			289,960,634

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	398,700	450,896
*	Asia Standard Hotel Rights 08/27/10	20,958,000	—
# *	Asia Standard International Group, Ltd. Rights 08/27/08	17,630,417	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	5,887,726	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	65,523	2,947
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	94,302	12,119
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	1,164,000	25,729
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	747,200	48,013
*	Harbour Centre Development, Ltd. Rights 03/12/08	746,000	21,092
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	120,800	5,705
*	Kantone Holdings, Ltd. Rights 01/08/09	3,957,747	42,216
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	10,800	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	11,181,000	107,768
*	South China (China), Ltd. Rights 09/06/10	1,182,000	51,647
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	668,000	169,977
# *	Tian An China Investments Rights 01/02/10	1,530,140	135,684
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	303,200	584
TOTAL RIGHTS/WARRANTS			1,074,377

TOTAL — HONG KONG			291,035,011

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Abbey P.L.C.	361,926	3,311,684
*	Blackrock International Land P.L.C.	1,302,200	637,316
*	Datalex P.L.C.	1,342,862	1,077,917
	DCC P.L.C.	694,773	17,454,741
	Donegal Creameries P.L.C.	28,204	263,181

20

*	Dragon Oil P.L.C.	1,083,892	$9,611,961
	Fyffes P.L.C.	7,172,397	9,929,267
	Greencore Group P.L.C.	772,653	5,090,453
	IFG Group P.L.C.	184,564	485,993
*	IONA Technologies P.L.C.	140,643	501,763
*	Irish Continental Group P.L.C.	598,482	22,667,652
*	Lantor	77,019	—
	McInerney Holdings P.L.C.	599,186	1,376,728
*	Prime Active Capital P.L.C.	13,823	15,462
*	Qualceram Shires P.L.C.	30,338	46,057
	Readymix P.L.C.	1,093,644	2,566,934
	Total Produce P.L.C.	3,890,136	3,370,818
*	Waterford Wedgwood P.L.C.	19,269,829	493,102
TOTAL COMMON STOCKS			78,901,029

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	77,019	—

TOTAL — IRELAND			78,901,029

ITALY — (1.8%)
COMMON STOCKS — (1.8%)
*	A.S. Roma SpA	208,000	205,085
	Acegas-APS SpA	311,268	3,032,377
	Aedes SpA	877,512	3,195,768
#	Banca Finnat Euramerica SpA	373,722	444,646
	Banca Piccolo Credito Valtellinese Scarl SpA	512,050	6,897,157
#	Banca Popolare dell’Etruria e del Lazio Scrl	687,417	8,627,848
	Banca Popolare di Spoleto SpA	500	6,725
	Benetton Group SpA	579,302	7,670,117
	Buzzi Unicem SpA	28,500	699,209
	C.I.R. SpA - Compagnie Industriali Riunite	1,315,000	4,051,487
#	Caltagirone Editore SpA	669,536	3,927,055
	Caltagirone SpA	693,245	6,097,155
	Carraro SpA	133,986	1,172,894
#	Cembre SpA	12,452	105,362
	Cementir SpA	1,646,479	14,461,961
	Centrale del Latte di Torino & Co. SpA	103,570	417,938
*	Cirio Finanziaria SpA	960,000	—
#	Credito Artigiano SpA	977,898	4,271,235
*	Credito Artigiano SpA 2008 Shares	244,474	1,028,077
	Cremonini SpA	822,473	3,013,541
*	CSP International Fashion Group SpA	229,280	533,846
	Danieli & Co. SpA	328,929	9,399,967
	De Longhi SpA	1,089,196	4,912,342
# *	Ducati Motor Holding SpA	2,105,248	5,240,662
	Ergo Previdenza SpA	399,313	2,431,807
*	Fin.Part SpA	809,627	—
	Gefran SpA	158,318	1,116,975
*	Giacomelli Sport SpA	168,000	45,909
# *	Giovanni Crespi SpA	356,351	416,590
#	Granitifiandre SpA	24,518	257,695
*	GreenergyCapital SpA	1,870,252	261,216
	Gruppo Ceramiche Ricchetti SpA	324,663	763,105

21

#	I Grandi Viaggi SpA	283,577	$591,854
# *	Immobiliare Lombardia SpA	12,505,440	2,476,603
	Immsi SpA	29,407	48,242
	Industria Romagnola Conduttori Elettrici SpA	156,907	645,601
	Intek SpA	2,044,034	1,912,142
	Italmobiliare SpA	52,818	4,763,735
*	KME Group SpA	1,870,252	3,323,378
	Meliorbanca SpA	737,347	3,451,971
#	Milano Assicurazioni SpA	2,296,139	15,046,327
*	Monrif SpA	183,000	205,260
# *	Montefibre SpA	1,371,144	1,209,312
	Navigazione Montanari SpA	681,905	2,853,592
*	NGP SpA	42,059	22,348
*	Olidata SpA	262,292	379,036
*	Opengate Group SpA	22,800	66,112
*	Pagnossin SpA	79,000	—
	Permasteelisa SpA	6,485	127,386
# *	Pininfarina SpA	43,003	655,804
	Premafin Finanziaria SpA	4,702,310	11,342,868
	Premuda SpA	1,320,671	2,547,791
*	Realty Vailog SpA	16,446	73,559
*	Reno de Medici SpA	2,450,437	1,729,686
*	Richard-Ginori 1735 SpA	134,357	84,037
*	Safilo Group SpA	23,850	76,459
	Smurfit Sisa SpA	90,000	332,641
*	Snia SpA	815,168	704,471
	Sogefi SpA	101,876	859,309
	Sol SpA	129,652	892,134
# *	Sorin SpA	2,098,685	3,773,032
# *	Stefanel SpA	200,646	375,179
	Trevi Finanziaria SpA	183,404	3,510,945
	Vianini Industria SpA	189,600	948,147
	Vianini Lavori SpA	336,734	4,723,264
*	Vincenzo Zucchi SpA	122,989	564,167
TOTAL COMMON STOCKS			165,022,143

RIGHTS/WARRANTS — (0.0%)
*	Credito Artigiano SpA Rights 03/07/08	977,898	148
*	Gemina SpA Rights 11/30/07	34,650	13,177
*	Intek SpA Warrants 06/13/08	701,260	81,975
TOTAL RIGHTS/WARRANTS			95,300

TOTAL — ITALY			165,117,443

JAPAN — (20.9%)
COMMON STOCKS — (20.9%)
# *	ABILIT Corp.	473,800	670,209
#	Achilles Corp.	1,034,000	1,309,558
	ADVANEX, Inc.	47,000	51,373
*	Aeon Hokkaido Corp.	388,700	957,720
	Agro-Kanesho Co., Ltd.	18,000	124,243
	Ahresty Corp.	15,200	190,301
	Aichi Machine Industry Co., Ltd.	1,523,000	2,925,329
#	Aida Engineering, Ltd.	871,000	5,182,420

22

#	Aigan Co., Ltd.	405,000	$2,837,067
#	Aiphone Co., Ltd.	28,500	440,250
	Airport Facilities Co., Ltd.	299,000	2,118,191
	Aisan Industry Co., Ltd.	157,800	1,656,179
# *	Allied Telesis Holdings K.K.	1,340,900	850,760
	Aloka Co., Ltd.	242,100	3,431,680
#	Altech Co., Ltd.	155,700	542,434
	Ando Corp.	1,740,000	2,408,476
#	AOC Holdings, Inc.	34,800	362,157
	AOI Advertising Promotion, Inc.	11,500	67,973
	AOI Electronics Co., Ltd.	26,400	341,592
#	AOKI Holdings, Inc.	317,600	5,648,883
	Arakawa Chemical Industries, Ltd.	270,300	2,961,323
	Araya Industrial Co., Ltd.	1,049,000	2,641,856
#	Arisawa Manufacturing Co., Ltd.	93,282	731,061
	Aronkasei Co., Ltd.	393,000	1,365,542
	Asahi Kogyosha Co., Ltd.	477,000	1,549,098
	Asahi Organic Chemicals Industry Co., Ltd.	1,334,000	3,543,060
# *	Asahi Tec Corp.	3,401,000	3,210,150
	Asanuma Corp.	1,190,000	1,515,441
	Ashimori Industry Co., Ltd.	1,130,000	1,956,724
#	Asia Air Survey Co., Ltd.	79,000	306,295
	ASKA Pharmaceutical Co., Ltd.	395,000	3,592,712
	Asti Corp.	81,000	232,989
	Asunaro Aoki Construction Co., Ltd.	711,500	4,127,805
	Ataka Construction & Engineering Co., Ltd.	136,000	299,310
#	Atsugi Co., Ltd.	5,489,000	6,817,469
	Autobacs Seven Co., Ltd.	506,600	11,466,704
#	Azel Corp.	1,023,000	2,133,841
#	Bank of the Ryukyus, Ltd.	324,300	2,899,509
*	Banners Co., Ltd.	396,000	94,864
#	Belluna Co., Ltd.	219,502	1,438,945
#	Best Denki Co., Ltd.	1,729,500	13,718,025
	Biken Techno Corp.	61,400	265,973
	Bunka Shutter Co., Ltd.	452,000	1,702,950
#	CAC Corp.	43,000	316,202
#	Calsonic Kansei Corp.	2,699,000	11,122,328
	Catena Corp.	265,800	534,347
# *	Cecile Co., Ltd.	134,600	292,088
#	Central Finance Co., Ltd.	691,000	2,056,479
	Central Glass Co., Ltd.	1,489,000	6,574,445
#	Central Security Patrols Co., Ltd.	47,800	447,593
	CFS Corp.	55,500	257,029
	Chodai Co., Ltd.	58,000	204,390
#	Chofu Seisakusho Co., Ltd.	404,500	7,195,443
#	Chubu Shiryo Co., Ltd.	192,000	1,191,224
#	Chudenko Corp.	552,160	8,241,116
#	Chuetsu Pulp and Paper Co., Ltd.	1,970,000	3,454,799
#	Chugai Mining Co., Ltd.	4,535,700	1,931,672
	Chuo Corp.	30,000	86,504
	Chuo Gyorui Co., Ltd.	664,000	1,656,290
#	Chuo Spring Co., Ltd.	912,000	3,239,548
#	Cleanup Corp.	442,400	2,360,841
#	CMK Corp.	641,200	5,108,636
	Coca-Cola Central Japan Co., Ltd.	1,084	8,903,011

23

#	Computer Engineering & Consulting, Ltd.	47,500	$395,977
	Corona Corp.	362,300	4,658,279
	Cresco, Ltd.	105,500	937,261
	Cross Plus, Inc.	81,100	820,814
	CTI Engineering Co., Ltd.	211,800	1,229,729
	Dai-Dan Co., Ltd.	587,000	2,467,181
	Daido Kogyo Co., Ltd.	403,000	824,249
#	Daido Metal Co., Ltd.	403,000	2,288,875
	Daiho Corp.	1,153,000	1,411,880
#	Daiichi Jitsugyo Co., Ltd.	70,000	301,456
#	Dai-ichi Kogyo Seiyaku Co., Ltd.	670,000	1,492,316
#	Daiko Clearing Services Corp.	334,300	1,954,405
	Daiko Denshi Tsushin, Ltd.	89,000	185,545
	Daimaruenawin Co., Ltd	10,600	66,799
	Dainichi Co., Ltd.	263,600	1,332,806
	Daisyo Corp.	18,400	235,415
# *	Daito Woolen Spinning & Weaving Co., Ltd.	726,000	668,527
#	Daiwabo Information System Co., Ltd.	389,000	6,934,740
#	Danto Holdings Corp.	478,000	955,809
	DC Co., Ltd.	442,000	1,274,967
#	DCM Japan Holdings Co., Ltd.	641,660	3,397,916
	Denyo Co., Ltd.	261,700	2,485,638
#	Descente, Ltd.	331,000	1,735,034
# *	DIA Kensetsu Co., Ltd.	709,500	219,254
	Dijet Industrial Co., Ltd.	53,000	120,286
#	DMW Corp.	58,800	1,046,523
#	DyDo Drinco, Inc.	103,600	4,200,106
*	Edosawa Co., Ltd.	47,000	102,734
	Eikoh, Inc.	54,000	216,792
# *	Eneserve Corp.	405,900	1,629,643
#	Enplas Corp.	517,900	5,585,087
#	ESPEC Corp.	260,300	2,303,848
	FALCO biosystems, Ltd.	21,000	122,904
#	Fine Sinter Co., Ltd.	84,000	280,722
# *	First Baking Co., Ltd.	1,170,000	1,363,315
#	Fuji Electric Engineering & Construction Co., Ltd.	44,000	74,216
#	Fuji Kiko Co., Ltd.	169,000	273,663
#	Fuji Oil Co., Ltd.	664,400	5,827,410
	Fujicco Co., Ltd.	454,600	5,061,041
	Fujikura Rubber, Ltd.	30,000	133,198
	Fujita Corp.	38,700	95,877
	Fujitsu Business Systems, Ltd.	469,700	5,291,891
	Fujitsu Frontech, Ltd.	346,100	2,986,552
	Fukuda Corp.	564,000	1,564,717
#	Fukuyama Transporting Co., Ltd.	3,858,000	14,121,481
	Funai Electric Co., Ltd.	30,000	846,702
	Fuso Dentsu Co., Ltd.	74,000	276,099
#	Fuso Pharmaceutical Industries, Ltd.	1,599,000	4,086,407
	Futaba Corp.	645,500	11,429,057
#	Futaba Industrial Co., Ltd.	26,000	629,907
#	Gakken Co., Ltd.	2,175,000	5,159,018
	Gecoss Corp.	452,500	2,246,519
	Geostar Corp.	90,000	117,250
	Global-Dining, Inc.	53,700	147,566
#	Godo Steel, Ltd.	2,254,000	7,188,643

24

# *	Goldwin, Inc.	1,066,000	$2,132,634
	Gourmet Kineya Co., Ltd.	231,000	1,735,969
#	Gro-BeLS Co., Ltd.	774,000	1,158,082
# *	GSI Creos Corp.	1,372,000	1,501,832
#	Gun-Ei Chemical Industry Co., Ltd.	1,441,000	2,971,408
#	Gunze, Ltd.	703,000	3,257,968
#	Hakuto Co., Ltd.	115,900	1,152,389
#	Happinet Corp.	10,900	140,347
	Harima Chemicals, Inc.	395,000	2,074,226
#	Haruyama Trading Co., Ltd.	299,000	1,765,201
#	Hazama Corp.	1,583,000	1,493,451
	Heiwa Corp.	198,300	1,993,632
	Heiwado Co., Ltd.	85,000	1,316,657
	Hibiya Engineering, Ltd.	662,000	4,826,987
	Higashi-Nippon Bank, Ltd.	1,301,000	4,498,780
	Hitachi Business Solution Co., Ltd.	27,600	152,520
	Hitachi Maxell, Ltd.	995,600	10,902,801
#	Hitachi Medical Corp.	676,000	5,273,810
	Hitachi Metals Techno, Ltd.	53,500	244,345
	Hitachi Transport System, Ltd.	968,300	11,849,135
#	Hodogaya Chemical Co., Ltd.	965,000	2,267,195
	Hokkaido Coca-Cola Bottling Co., Ltd.	466,000	2,692,930
	Hokkan Holdings, Ltd.	907,000	2,438,627
	Hokko Chemical Industry Co., Ltd.	374,000	1,126,105
#	Hokuetsu Paper Mills, Ltd.	4,177,000	18,479,628
	Hokuriku Electrical Construction Co., Ltd.	205,000	582,937
	Horipro, Inc.	168,700	1,876,427
	Howa Machinery, Ltd.	657,000	532,411
	I Metal Technology Co., Ltd.	428,000	749,396
#	Ichikawa Co., Ltd.	310,000	1,071,824
#	Ichikoh Industries, Ltd.	277,000	620,264
	Ihara Chemical Industry Co., Ltd.	740,000	1,600,590
	i-Logistics Corp.	254,000	649,234
# *	Image Holdings Co., Ltd.	251,500	983,277
#	Imasen Electric Industrial Co., Ltd.	132,800	1,819,705
#	Impress Holdings, Inc.	4,454	571,495
#	Inaba Seisakusho Co., Ltd.	37,000	470,404
	Inabata and Co., Ltd.	1,059,400	5,464,808
#	Ines Corp.	1,202,600	6,213,757
# *	Iseki & Co., Ltd.	2,599,000	3,638,289
*	Ishikawajima Construction Materials Co., Ltd.	173,000	196,788
	Ishikawajima Transport Machinery Co., Ltd.	297,000	1,285,632
	Ishizuka Glass Co., Ltd.	659,000	1,402,905
	Itochu Enex Co., Ltd.	775,300	4,313,580
	Itochu-Shokuhin Co., Ltd.	24,000	704,249
#	Itoham Foods, Inc.	3,496,000	19,301,679
#	Itoki Corp.	313,200	1,958,117
	Iwaki & Co., Ltd.	773,000	1,395,326
#	Iwasaki Electric Co., Ltd.	1,480,000	3,625,617
*	Iwatsu Electric Co., Ltd.	195,000	205,312
#	Izumiya Co., Ltd.	1,605,000	7,744,522
# *	J Bridge Corp.	1,451,700	1,008,694
#	Japan Digital Laboratory Co., Ltd.	482,500	6,164,824
#	Japan Foundation Engineering Co., Ltd.	590,600	1,433,888
# *	Japan Medical Dynamic Marketing, Inc.	451,900	1,057,172

25

	Japan Oil Transportation Co., Ltd.	576,000	$1,154,039
#	Japan Pulp & Paper Co., Ltd.	1,707,000	6,274,190
	Japan Radio Co., Ltd.	400,000	1,124,597
	Japan Steel Tower Co., Ltd.	156,000	810,858
#	Japan Transcity Corp.	589,000	2,419,964
	JBIS Holdings, Inc.	37,700	126,895
#	Jeans Mate Corp.	11,708	85,880
	JIEC Co., Ltd.	50	44,023
	JMS Co., Ltd.	787,000	1,702,416
# *	Joban Kosan Co., Ltd.	1,196,000	1,831,431
#	J-Oil Mills, Inc.	883,000	2,207,587
#	Joshin Denki Co., Ltd.	533,000	4,573,924
#	JSP Corp.	322,700	3,078,453
	Juntendo Co., Ltd.	57,000	81,932
	K.R.S. Corp.	157,800	1,299,875
#	Kadokawa Holdings, Inc.	22,200	494,754
	Kameda Seika Co., Ltd.	31,900	521,033
	Kamei Corp.	479,000	2,250,961
	Kanaden Corp.	465,000	2,475,092
#	Kanamoto Co., Ltd.	447,000	2,872,595
#	Kandenko Co., Ltd.	1,339,000	7,178,561
	Kanematsu Electronics, Ltd.	129,400	928,884
	Kanto Natural Gas Development Co., Ltd.	667,000	3,683,747
#	Kasai Kogyo Co., Ltd.	196,000	541,023
	Kasei (C.I.) Co., Ltd.	415,000	847,118
	Katakura Chikkarin Co., Ltd.	249,000	582,280
	Kato Sangyo Co., Ltd.	230,200	2,582,285
#	Kato Works Co., Ltd.	749,000	2,913,202
# *	Kawada Industries, Inc.	974,000	1,421,297
	Kawasaki Kasei Chemicals, Ltd.	658,000	1,187,628
	Kawasumi Laboratories, Inc.	239,000	1,556,960
#	Keihanshin Real Estate Co., Ltd.	190,000	764,854
#	Key Coffee, Inc.	121,200	1,751,077
	Kioritz Corp.	1,038,000	2,087,360
# *	Kishu Paper Co., Ltd.	2,645,000	3,177,372
#	Kissei Pharmaceutical Co., Ltd.	357,000	7,199,070
	Kitagawa Iron Works Co., Ltd.	123,000	260,819
#	Kitano Construction Corp.	938,000	1,868,363
	Kitazawa Sangyo Co., Ltd.	247,000	716,477
	Koa Corp.	570,100	3,661,391
#	Kobayashi Yoko Co., Ltd.	237,800	1,182,394
	Koekisha Co., Ltd.	68,700	1,240,799
#	Kohnan Shoji Co., Ltd.	597,600	7,066,820
	Koito Industries, Ltd.	304,000	1,063,060
#	Kojima Co., Ltd.	696,000	3,653,231
#	Kokuyo Co., Ltd.	1,240,411	10,143,047
#	Komai Tekko, Inc.	799,000	1,366,643
#	Komatsu Seiren Co., Ltd.	717,000	2,950,034
	Komatsu Wall Industry Co., Ltd.	146,900	1,829,166
	Komori Corp.	108,300	2,260,107
#	Konaka Co., Ltd.	643,749	3,802,920
	Kondotec, Inc.	35,000	203,280
	Konishi Co., Ltd.	264,600	2,360,909
	Kosaido Co., Ltd.	309,400	1,804,926
#	Kosei Securities Co., Ltd.	614,000	710,318

26

	Ku Holdings Co., Ltd.	171,700	$853,107
#	Kumiai Chemical Industry Co., Ltd.	1,351,000	2,000,157
	Kurabo Industries, Ltd.	5,327,000	11,244,961
	Kureha Corp.	630,000	3,769,796
#	Kurimoto, Ltd.	3,613,000	4,913,756
	Kuroganeya Co., Ltd.	99,000	370,164
	Kyodo Printing Co., Ltd.	1,897,000	5,002,950
#	Kyoei Sangyo Co., Ltd.	363,000	1,019,205
#	Kyokuto Boeki Kaisha, Ltd.	499,000	1,240,637
	Kyokuto Kaihatsu Kogyo Co., Ltd.	844,550	4,753,322
	Kyosan Electric Manufacturing Co., Ltd.	819,000	2,434,868
	Kyowa Leather Cloth Co., Ltd.	352,500	1,855,951
	Kyudenko Corp.	1,220,000	6,145,486
# *	Laox Co., Ltd.	1,219,000	809,112
	Lapine Co., Ltd.	145,000	182,411
# *	Lonseal Corp.	696,000	571,012
#	Look, Inc.	800,000	1,419,807
#	Macnica, Inc.	125,400	1,779,478
#	Maeda Corp.	4,690,000	15,000,772
#	Maeda Road Construction Co., Ltd.	1,855,000	15,288,735
#	Maezawa Industries, Inc.	279,600	718,049
#	Maezawa Kaisei Industries Co., Ltd.	179,300	2,228,098
#	Maezawa Kyuso Industries Co., Ltd.	109,300	2,011,689
#	Marubun Corp.	249,900	1,704,101
	Marudai Food Co., Ltd.	2,925,000	6,997,274
#	Maruei Department Store Co., Ltd.	675,000	2,004,181
#	Maruwa Co., Ltd.	118,400	1,559,472
	Maruwn Corp.	296,200	640,389
#	Maruyama Manufacturing Co., Inc.	97,000	210,607
	Maruzen Co., Ltd.	20,000	85,134
	Maruzen Showa Unyu Co., Ltd.	1,302,000	4,003,446
	Maspro Denkoh Corp.	394,200	3,127,230
	Matsui Construction Co., Ltd.	447,700	1,688,335
# *	Matsuo Bridge Co., Ltd.	885,000	835,438
# *	Meiji Machine Co., Ltd.	1,572,000	816,264
#	Meito Sangyo Co., Ltd.	57,200	1,103,688
#	Meiwa Estate Co., Ltd.	235,500	2,100,474
	Meiwa Industry Co., Ltd.	152,000	403,692
	Mercian Corp.	3,186,000	6,001,879
	Mesco, Inc.	92,000	590,966
	Mikuni Coca-Cola Bottling Co., Ltd.	589,500	6,725,630
	Mikuni Corp.	179,000	549,826
#	Mitsuba Corp.	883,000	4,209,370
	Mitsubishi Paper Mills, Ltd.	3,926,000	7,345,052
#	Mitsubishi Pencil Co., Ltd.	136,000	1,923,670
	Mitsubishi UFJ Financial Group, Inc.	70	617
	Mitsuboshi Belting, Ltd.	65,000	282,381
	Mitsumura Printing Co., Ltd.	88,000	320,798
#	Mitsuuroko Co., Ltd.	802,100	4,694,992
# *	Miyairi Valve Manufacturing Co., Ltd.	264,900	404,064
# *	Miyaji Engineering Group	1,715,175	1,488,632
#	Miyoshi Oil & Fat Co., Ltd.	1,192,000	1,601,039
#	Miyuki Keori Co., Ltd.	533,000	1,437,511
#	Mizuno Corp.	823,000	5,355,667
#	Morinaga Milk Industry Co., Ltd.	1,411,000	3,729,331

27

	Morita Corp.	148,000	$729,135
	Moritex Corp.	25,100	96,717
#	Morozoff, Ltd.	509,000	1,534,013
#	Mory Industries, Inc.	582,000	2,125,131
	MOS Food Services, Inc.	7,700	108,444
#	MR Max Corp.	675,300	2,451,056
	Mutow Co., Ltd.	543,500	3,081,999
	Nagase & Co., Ltd.	284,000	2,894,309
# *	Naigai Co., Ltd.	2,708,000	1,998,399
#	Nakabayashi Co., Ltd.	964,000	1,679,349
#	Nakayama Steel Works, Ltd.	3,072,000	6,453,097
	Nakayo Telecommunications, Inc.	500,000	1,078,899
#	NEC Leasing, Ltd.	176,300	2,343,701
#	NEC System Integration & Construction, Ltd.	252,500	3,234,700
	Neturen Co., Ltd., Tokyo	264,000	2,751,950
	New Japan Radio Co., Ltd.	36,000	136,464
#	Nice Holdings, Inc.	1,241,000	3,084,602
	Nichia Steel Works, Ltd.	854,200	3,043,849
	Nichiban Co., Ltd.	567,000	1,704,816
	Nichicon Corp.	1,367,100	10,695,612
#	Nichiha Corp.	287,700	2,450,322
#	Nichimo Co., Ltd.	920,000	1,363,502
#	Nichireki Co., Ltd.	554,000	1,542,144
	Nihon Kagaku Sangyo Co., Ltd.	16,000	129,661
#	Nihon Matai Co., Ltd.	589,000	878,469
	Nihon Shokuh Kako Co., Ltd.	170,000	366,849
	Nihon Tokushu Toryo Co., Ltd.	75,000	353,731
#	Nikko Co., Ltd.	527,000	1,170,272
#	Nippo Corp.	1,643,000	10,804,196
#	Nippon Beet Sugar Manufacturing Co., Ltd.	3,098,000	6,680,968
	Nippon Chemical Industrial Co., Ltd.	1,843,000	4,329,249
#	Nippon Chutetsukan K.K.	582,000	810,744
#	Nippon Concrete Industries Co., Ltd.	1,088,000	1,778,803
	Nippon Densetsu Kogyo Co., Ltd.	1,095,000	7,850,467
	Nippon Denwa Shisetu Co., Ltd.	824,000	2,436,552
	Nippon Felt Co., Ltd.	73,100	415,559
	Nippon Fine Chemical Co., Ltd.	332,900	2,404,691
	Nippon Flour Mills Co., Ltd.	3,424,000	13,898,017
	Nippon Foil Manufacturing Co., Ltd.	222,000	355,711
	Nippon Formula Feed Manufacturing Co., Ltd.	35,000	40,818
#	Nippon Hume Corp.	544,000	1,662,744
	Nippon Jogesuido Sekkei Co., Ltd.	218	194,073
#	Nippon Koei Co., Ltd., Tokyo	1,400,000	3,618,302
	Nippon Konpo Unyu Soko Co., Ltd.	408,000	5,562,970
	Nippon Light Metal Co., Ltd.	2,164,000	3,340,295
	Nippon Pigment Co., Ltd.	35,000	102,089
#	Nippon Piston Ring Co., Ltd.	1,814,000	2,837,014
#	Nippon Sharyo, Ltd.	3,416,000	6,781,483
	Nippon Shinyaku Co., Ltd.	1,015,000	10,187,922
	Nippon Signal Co., Ltd.	69,000	341,257
	Nippon Soda Co., Ltd.	1,412,000	4,911,046
#	Nippon Systemware Co., Ltd.	211,200	954,250
	Nippon Tungsten Co., Ltd.	243,000	537,375
	Nipro Corp.	166,000	3,177,474
# *	NIS Group Co., Ltd.	1,994,500	3,331,206

28

#	Nishimatsu Construction Co., Ltd.	8,152,073	$20,743,402
	Nishishiba Electric Co., Ltd.	104,000	225,488
	Nissan Shatai Co., Ltd.	1,090,000	9,312,872
#	Nissei Plastic Industrial Co., Ltd.	326,900	1,496,843
#	Nisshin Fudosan Co., Ltd.	118,600	818,622
	Nissho Electronics Corp.	302,200	2,083,749
	Nissin Corp.	249,000	666,805
	Nissin Sugar Manufacturing Co., Ltd.	1,235,000	2,852,046
	Nissui Pharmaceutical Co., Ltd.	239,800	1,567,442
#	Nittan Valve Co., Ltd.	104,200	554,787
#	Nittetsu Mining Co., Ltd.	2,032,000	13,378,378
	Nitto FC Co., Ltd.	243,000	1,227,832
	Nitto Flour Milling Co., Ltd.	370,000	1,142,712
*	Nittoc Construction Co., Ltd.	328,000	200,747
# *	Niws Co. HQ, Ltd.	18,328	556,293
	Noda Corp.	135,500	426,284
#	Nohmi Bosai, Ltd.	377,000	2,503,030
#	Noritsu Koki Co., Ltd.	356,000	6,633,826
#	Noritz Corp.	89,100	972,305
	Obayashi Road Corp.	671,000	908,753
	Odakyu Construction Co., Ltd.	183,000	420,847
	OHBA Co., Ltd.	42,000	47,083
	Oie Sangyo Co., Ltd.	12,700	97,313
#	Okabe Co., Ltd.	592,000	2,156,825
#	Okumura Corp.	3,638,000	15,556,287
#	Okura Industrial Co., Ltd.	1,021,000	2,434,604
	Olympic Corp.	377,000	2,253,163
# *	Omikenshi Co., Ltd.	689,000	534,878
#	Onoken Co., Ltd.	205,000	2,670,139
#	Oriental Shiraishi Corp.	390,400	854,635
	Oriental Yeast Co., Ltd.	269,000	1,445,718
	Original Engineering Consultants Co., Ltd.	57,500	117,338
	Osaka Organic Chemical Industry, Ltd.	21,000	111,341
	Osaka Steel Co., Ltd.	630,800	8,649,152
	Oyo Corp.	505,700	5,090,579
#	P.S. Mitsubishi Construction Co., Ltd.	305,500	647,856
	Pacific Industrial Co., Ltd.	1,106,000	4,328,507
#	PanaHome Corp.	535,000	3,431,431
#	Paramount Bed Co., Ltd.	324,000	4,326,481
# *	Penta-Ocean Construction Co., Ltd.	3,708,500	4,674,083
	Piolax, Inc.	205,300	4,314,841
#	Raito Kogyo Co., Ltd.	1,098,000	2,759,548
# *	Renown, Inc.	1,059,260	4,178,665
	Rheon Automatic Machinery Co., Ltd.	305,000	978,497
#	Rhythm Watch Co., Ltd.	3,175,000	3,572,115
	Ricoh Elemex Corp.	229,000	1,709,882
	Ricoh Leasing Co., Ltd.	23,600	534,798
	Rikei Corp.	163,500	321,369
	Riken Electric Wire Co., Ltd.	25,000	31,675
	Riken Technos Corp.	851,000	2,046,298
#	Riken Vitamin Co., Ltd.	51,000	1,663,297
#	Royal Co., Ltd.	48,000	487,960
	Ryoden Trading Co., Ltd.	633,000	4,306,167
	Ryosan Co., Ltd.	688,200	16,431,232
#	Ryoyo Electro Corp.	623,100	6,690,921

29

	S Foods, Inc.	59,500	$491,125
*	Sagami Co., Ltd.	415,000	484,515
	Sakai Chemical Industry Co., Ltd.	1,334,000	5,501,526
#	Sakai Heavy Industries, Ltd.	748,000	1,338,086
	Sakata INX Corp.	187,000	858,390
#	Sakata Seed Corp.	870,100	11,037,874
#	Sala Corp.	341,500	1,358,843
	San-Ai Oil Co., Ltd.	1,238,000	4,678,572
#	Sanden Corp.	2,669,000	12,472,809
# *	Sanix, Inc.	1,402,100	3,197,573
#	Sanken Electric Co., Ltd.	493,000	2,904,497
#	Sanki Engineering Co., Ltd.	1,551,000	10,146,908
	Sanko Co., Ltd.	67,000	319,382
	Sanko Metal Industrial Co., Ltd.	218,000	419,788
#	Sankyo Seiko Co., Ltd.	708,700	2,020,728
#	Sankyo-Tateyama Holdings, Inc.	3,743,000	4,780,044
#	Sanoh Industrial Co., Ltd.	318,600	1,924,074
	Sanritsu Corp.	111,500	811,368
	Sanshin Electronics Co., Ltd.	663,000	7,530,366
	Sanyo Denki Co., Ltd.	103,000	454,919
	Sanyo Engineering & Construction, Inc.	201,000	869,852
	Sanyo Industries, Ltd., Tokyo	714,000	1,288,734
	Sato Shoji Corp.	145,800	1,042,963
#	Satori Electric Co., Ltd.	98,560	927,204
	Saxa Holdings, Inc.	1,019,000	1,738,490
	Seibu Electric Industry Co., Ltd.	286,000	1,164,740
	Seino Holdings Co., Ltd.	984,000	6,521,959
#	Sekisui Jushi Co., Ltd.	713,000	5,942,213
	Sekisui Plastics Co., Ltd.	1,583,000	4,353,186
	Sekonic Corp.	100,000	282,959
	Senko Co., Ltd.	1,285,000	4,355,914
	Senshukai Co., Ltd.	149,000	1,068,094
*	Seven Seas Holdings Co., Ltd.	697,000	580,375
	Shibuya Kogyo Co., Ltd.	132,000	915,535
#	Shiga Bank, Ltd.	246,000	1,574,871
#	Shikibo, Ltd.	3,842,000	4,925,405
	Shikoku Bank, Ltd.	2,625,000	9,645,969
	Shikoku Coca-Cola Bottling Co., Ltd.	469,300	5,391,142
#	Shimizu Bank, Ltd.	194,400	8,446,125
	Shin Nippon Air Technologies Co., Ltd.	357,220	1,774,119
	Shinagawa Refractories Co., Ltd.	758,000	2,233,203
#	Shindengen Electric Manufacturing Co., Ltd.	738,000	1,511,338
	Shinkawa, Ltd.	64,600	859,104
*	Shinki Co., Ltd.	237,000	262,651
#	Shinko Shoji Co., Ltd.	263,200	2,683,457
#	Shinko Wire Co., Ltd.	501,000	909,123
#	Shinmaywa Industries, Ltd.	2,597,000	8,752,966
#	Shizuoka Gas Co., Ltd.	254,000	1,335,041
#	SHO-BOND Holdings Co., Ltd.	376,300	4,458,805
#	Shobunsha Publications, Inc.	301,400	2,399,279
	Shoei Foods Corp.	177,000	810,265
	Showa Corp.	641,200	5,657,070
#	Showa Sangyo Co., Ltd.	146,000	339,352
	Showa Tansan Co., Ltd.	215,000	608,252
*	Silver Ox, Inc.	206,000	236,985

30

#	Sinanen Co., Ltd.	983,000	$3,991,200
	Sintokogio, Ltd.	299,000	2,827,653
	SKY Perfect JSAT Corp.	6,352	1,877,606
	SNT Corp.	553,500	3,394,021
	Soda Nikka Co., Ltd.	324,000	1,241,813
*	Solid Group Holdings Co., Ltd.	2,187,000	830,594
	Somar Corp.	191,000	551,281
	Sonton Food Industry Co., Ltd.	110,000	885,660
#	Sotoh Co., Ltd.	36,000	422,858
#	Space Co., Ltd.	47,160	392,374
	Starzen Corp.	122,000	277,414
	Subaru Enterprise Co., Ltd.	247,000	791,458
	Sugimoto & Co., Ltd.	96,700	1,184,476
#	Suminoe Textile Co., Ltd.	804,000	1,646,930
	Sumitomo Densetsu Co., Ltd.	515,200	2,158,781
	Sumitomo Forestry Co., Ltd.	455,334	3,568,753
	Sumitomo Osaka Cement Co., Ltd.	6,040,000	12,290,572
	Sumitomo Pipe & Tube Co., Ltd.	569,000	5,208,292
	Sumitomo Precision Products Co., Ltd.	354,000	1,279,987
	Sumitomo Warehouse Co., Ltd.	661,000	3,188,153
	Sun Wave Corp.	702,000	1,013,223
#	SWCC Showa Holdings Co., Ltd.	6,737,000	9,752,638
	Tachibana Eletech Co., Ltd.	216,900	1,674,752
	Tachikawa Corp.	188,400	982,637
#	Tachi-S Co., Ltd.	789,910	7,045,085
	Taihei Dengyo Kaisha, Ltd.	916,000	7,400,684
# *	Taiheiyo Kouhatsu, Inc.	1,881,000	1,480,385
#	Taiho Kogyo Co., Ltd.	290,500	3,724,333
#	Taikisha, Ltd.	941,900	10,828,413
#	Taisei Rotec Corp.	1,142,000	1,474,210
	Takada Kiko Co., Ltd.	302,000	673,591
	Takagi Securities Co., Ltd.	569,000	1,340,446
	Takamatsu Corp.	18,500	270,240
#	Takano Co., Ltd.	305,800	2,953,902
#	Takaoka Electric Manufacturing Co., Ltd.	117,000	145,577
#	Takara Standard Co., Ltd.	1,785,000	7,625,048
#	Takasago Thermal Engineering Co., Ltd.	1,376,000	10,380,064
	Takigami Steel Construction Co., Ltd.	199,000	607,421
#	Takiron Co., Ltd.	1,055,000	2,499,209
#	Takuma Co., Ltd.	1,217,000	2,793,585
#	Tamura Corp.	1,173,000	4,226,773
#	Tanseisha Co., Ltd.	207,000	783,941
#	Tasaki Shinju Co., Ltd.	776,000	1,957,152
#	Tatsuta Electric Wire & Cable Co., Ltd.	1,146,000	2,813,242
	Tayca Corp.	735,000	2,315,448
#	TBK Co., Ltd.	190,000	924,525
	TDF Corp.	24,000	61,501
	Techno Associe Co., Ltd.	171,900	1,940,150
#	Techno Ryowa, Ltd.	206,700	1,246,724
	Teikoku Tsushin Kogyo Co., Ltd.	298,000	940,701
# *	Tekken Corp.	2,646,000	2,689,299
# *	Ten Allied Co., Ltd.	212,300	715,868
#	Tenma Corp.	576,100	8,466,924
	Teraoka Seisakusho Co., Ltd.	166,300	1,075,381
	The Aichi Bank, Ltd.	134,800	10,622,132

31

	The Akita Bank, Ltd.	3,688,000	$15,673,023
	The Aomori Bank, Ltd.	1,350,000	5,080,813
	The Awa Bank, Ltd.	748,000	4,048,185
#	The Bank of Iwate, Ltd.	306,100	18,837,700
	The Bank of Nagoya, Ltd.	1,305,706	7,490,804
	The Bank of Okinawa, Ltd.	175,800	6,065,143
	The Bank of Saga, Ltd.	2,108,000	6,482,360
	The Chukyo Bank, Ltd.	2,341,000	6,575,186
# *	The Daiei, Inc.	941,850	5,985,302
	The Daisan Bank, Ltd.	1,670,000	5,680,214
	The Daishi Bank, Ltd.	809,000	3,066,574
	The Daito Bank, Ltd.	1,673,000	1,587,666
	The Ehime Bank, Ltd.	1,719,000	5,896,554
#	The Eighteenth Bank, Ltd.	3,966,000	14,102,225
	The Fukui Bank, Ltd.	567,000	1,600,146
	The Higo Bank, Ltd.	294,000	1,712,168
#	The Hokkoku Bank, Ltd.	441,000	1,966,957
#	The Hokuetsu Bank, Ltd.	3,237,000	7,393,364
	The Hyakugo Bank, Ltd.	575,000	3,264,498
	The Hyakujishi Bank, Ltd.	673,000	3,301,266
	The Japan Wool Textile Co., Ltd.	338,000	2,880,964
	The Kagawa Bank, Ltd.	1,702,000	9,787,555
	The Kagoshima Bank, Ltd.	1,744,500	12,107,516
#	The Kanto Tsukuba Bank, Ltd.	350,700	1,863,646
#	The Kita-Nippon Bank, Ltd.	147,800	5,145,750
	The Kodensha Co., Ltd.	156,000	316,497
#	The Michinoku Bank, Ltd.	2,788,000	8,248,964
	The Miyazaki Bank, Ltd.	2,824,260	11,605,307
	The Nagano Bank, Ltd.	1,477,000	3,393,972
	The Nanto Bank, Ltd.	1,339,000	5,942,614
#	The Nippon Road Co., Ltd.	1,591,000	2,361,989
	The Nippon Synthetic Chemical Industry Co., Ltd.	716,000	4,245,577
	The Nisshin Oillio Group, Ltd.	1,533,000	4,997,258
	The Ogaki Kyoritsu Bank, Ltd.	299,000	1,646,450
#	The Oita Bank, Ltd.	2,581,000	16,545,653
	The San-in Godo Bank, Ltd.	1,415,000	11,460,633
	The Yasuda Warehouse Co., Ltd.	163,700	1,466,191
	Tigers Polymer Corp.	310,600	1,714,604
# *	Toa Corp.	5,695,000	4,611,368
#	Toa Doro Kogyo Co., Ltd.	640,000	782,712
#	Toabo Corp.	134,000	113,807
#	Tochigi Bank, Ltd.	2,756,000	16,177,510
#	Toda Corp.	976,000	4,244,675
#	Toda Kogyo Corp.	682,000	2,453,659
	Todentu Corp.	694,000	1,514,244
	Toenec Corp.	1,061,000	4,906,324
	Toho Bank, Ltd.	2,247,000	9,029,385
	Tohoku Bank, Ltd.	1,528,000	2,579,491
# *	Tohoku Misawa Homes Co., Ltd.	127,900	363,865
#	Tohto Suisan Co., Ltd.	916,000	1,657,629
	Tokai Lease Co., Ltd.	505,000	825,673
	Tokai Senko K.K., Nagoya	360,000	420,835
	Toko Electric Corp.	365,000	812,565
# *	Toko, Inc.	3,483,000	6,747,362
#	Tokushima Bank, Ltd.	1,081,000	5,961,093

32

# *	Tokushu Tokai Holdings Co., Ltd.	1,081,220	$1,873,790
#	Tokyo Biso Kogyo Corp.	43,000	265,932
	Tokyo Denpa Co., Ltd.	3,500	42,370
#	Tokyo Energy & Systems, Inc.	617,000	3,606,635
	Tokyo Ohka Kogyo Co., Ltd.	126,100	2,687,497
#	Tokyo Rope Manufacturing Co., Ltd.	4,043,000	6,425,892
	Tokyo Sangyo Co., Ltd.	514,500	1,570,762
	Tokyo Soir Co., Ltd.	202,000	548,324
#	Tokyo Style Co., Ltd.	1,493,000	14,161,617
	Tokyu Recreation Co., Ltd.	296,000	1,783,773
#	Tokyu Store Chain Corp.	304,000	1,324,278
	Toli Corp.	912,000	1,736,371
	Tomato Bank, Ltd.	1,370,000	3,094,170
#	Tomen Electronics Corp.	107,500	1,192,211
#	Tomoe Corp.	776,100	1,497,082
	Tomoku Co., Ltd.	1,038,000	1,907,319
#	Tonami Transportation Co., Ltd.	1,509,000	3,749,224
# *	Tonichi Carlife Group, Inc.	129,000	127,750
	Topre Corp.	110,000	1,010,665
#	Topy Industries, Ltd.	871,000	2,350,765
	Torigoe Co., Ltd.	78,000	516,493
	Torii Pharmaceutical Co., Ltd.	282,100	4,359,000
#	Tosho Printing Co., Ltd.	772,000	1,722,904
	Totenko Co., Ltd.	310,000	567,988
#	Totetsu Kogyo Co., Ltd.	454,000	2,487,259
#	Totoku Electric Co., Ltd.	1,034,000	1,176,898
#	Tottori Bank, Ltd.	1,183,000	3,091,449
#	Touei Housing Corp.	36,100	273,963
# *	Towa Bank, Ltd.	578,000	616,670
#	Towa Real Estate Development Co., Ltd.	123,500	171,298
	Toyo Ink Manufacturing Co., Ltd.	2,474,000	8,598,884
	Toyo Kanetsu K.K.	245,000	560,642
	Toyo Kohan Co., Ltd.	2,110,000	10,432,338
#	Toyo Machinery & Metal Co., Ltd.	82,700	302,595
	Toyo Tire & Rubber Co., Ltd.	293,000	808,026
#	Toyo Wharf & Warehouse Co., Ltd.	991,000	1,512,314
#	Trusco Nakayama Corp.	94,600	1,434,507
	Tsubakimoto Kogyo Co., Ltd.	15,000	46,757
	Tsudakoma Corp.	751,000	1,696,429
#	Tsukamoto Co., Ltd.	182,000	204,871
#	Tsukishima Kikai Co., Ltd.	392,000	3,435,794
	Tsurumi Manufacturing Co., Ltd.	236,000	1,776,085
	Tsutsumi Jewelry Co., Ltd.	256,100	5,120,139
	Tsuzuki Denki Co., Ltd.	376,000	1,204,183
#	Tsuzuki Densan Co., Ltd.	75,700	283,537
	TTK Co., Ltd.	136,000	803,258
#	TYK Corp.	690,000	1,374,855
	U. Store Co., Ltd.	142,000	1,051,857
	Uchida Yoko Co., Ltd.	1,054,000	4,471,258
#	Ueki Corp.	408,000	460,688
#	Uniden Corp.	1,472,000	9,147,358
# *	Union Holdings Co., Ltd.	1,450,600	402,109
#	U-Shin, Ltd.	551,300	2,508,616
*	Verite Co., Ltd.	50,000	86,534
# *	Victor Co. of Japan, Ltd.	5,774,000	10,746,436

33

	Vital-Net, Inc.	371,600	$2,375,776
*	Wakachiku Construction Co., Ltd.	3,477,000	2,611,834
#	Warabeya Nichiyo Co., Ltd.	65,500	805,787
	Wavelock Holdings Co., Ltd.	9,100	33,095
	Wondertable, Ltd.	78,000	91,445
#	Wood One Co., Ltd.	504,000	2,979,100
	Yahagi Construction Co., Ltd.	41,000	159,336
	Yaizu Suisankagaku Industry Co., Ltd.	17,400	177,625
#	Yamagata Bank, Ltd.	2,807,000	15,510,292
	Yamaichi Electronics Co., Ltd.	405,200	1,921,324
	Yamamura Glass Co., Ltd.	2,338,000	5,115,382
	Yamanashi Chuo Bank, Ltd.	1,465,000	8,426,798
#	Yamatane Corp.	428,000	468,001
	Yamato Corp.	332,000	925,849
	Yamato International, Inc.	72,000	385,506
	Yamaura Corp.	155,500	316,930
	Ye Data, Inc.	34,000	65,442
	Yellow Hat, Ltd., Tokyo	384,500	2,211,623
	Yodogawa Steel Works, Ltd.	3,670,000	18,691,857
#	Yokogawa Bridge Holdings Corp.	821,000	3,473,757
	Yokohama Reito Co., Ltd.	1,078,000	7,732,621
	Yondenko Corp.	438,650	2,170,544
	Yonekyu Corp.	99,000	898,090
#	Yonex Co., Ltd.	149,000	1,155,020
#	Yorozu Corp.	63,800	925,737
	Yuasa Funashoku Co., Ltd.	532,000	1,500,769
	Yuki Gosei Kogyo Co., Ltd.	201,000	567,411
	Yuraku Real Estate Co., Ltd.	376,000	1,146,732
	Yurtec Corp.	1,097,000	5,629,781
TOTAL COMMON STOCKS			1,922,943,631

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	50,880	—

TOTAL — JAPAN			1,922,943,631

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	201,000	—
*	Rekapacific Berhad	130,000	—
TOTAL COMMON STOCKS			—

PREFERRED STOCKS — (0.0%)
*	Ramunia Holdings Berhad Non-Cumulative Irredeemable Convertible Preferred Shares	28,880	11,026

TOTAL — MALAYSIA			11,026

NETHERLANDS — (3.0%)
COMMON STOCKS — (3.0%)
	Batenburg Beheer NV	3,445	294,970
# *	BE Semiconductor Industries NV	530,461	2,609,052
*	Begemann Groep NV Series B	17,072	518

34

	Boskalis Westminster CVA	11,457	$632,577
#	Corporate Express NV	2,022,989	23,956,105
	Crown Van Gelder NV	45,650	945,082
# *	Crucell NV	515,366	7,131,329
	DOCdata NV	24,290	248,216
#	Draka Holding NV	231,553	6,662,722
#	Eriks Group NV	7,437	526,497
	Gamma Holding NV	75,648	5,038,057
#	Grontmij NV	67,407	2,269,806
#	Hagemeyer NV	6,709,012	48,892,674
#	Heijmans NV	376,464	13,802,734
	Hunter Douglas NV	96,650	5,612,041
	Kas Bank NV	216,806	8,456,388
*	Kendrion NV	5,168	126,352
	Koninklijke Ten Cate NV	185,980	6,283,614
	Koninklijke Vopak NV	17,695	921,416
*	Maverix Capital NV	900	—
*	Newfound NV	44,000	8,455
	Nutreco Holding NV	1,019,539	72,528,223
	Oce NV	2,295,691	42,574,646
	OPG Groep NV	73,752	2,207,267
	Royal Reesink NV	2,110	317,001
	RSDB NV	22,605	1,037,976
*	Samas NV	321,482	2,094,127
	Smit Internationale NV	58,062	5,398,598
#	Telegraaf Media Groep NV	61,247	2,219,052
*	Textielgroep Twenthe NV	1,200	4,554
	TKH Group NV	106,796	2,287,845
*	Tulip Computers NV	30,190	228,504
# *	Van der Moolen Holding NV	793,825	3,016,510
	Vedior NV	346,804	8,686,448

TOTAL — NETHERLANDS			277,019,356

NEW ZEALAND — (0.3%)
COMMON STOCKS — (0.3%)
*	AFFCO Holdings, Ltd.	4,822,896	1,334,458
	Air New Zealand, Ltd.	661,044	877,389
	CDL Investments New Zealand, Ltd.	999,349	323,680
	Colonial Motor Co., Ltd.	207,470	562,694
#	Fisher & Paykel Appliances Holdings, Ltd.	2,889,195	5,933,499
	Millennium & Copthorne Hotels New Zealand, Ltd.	3,112,559	1,847,451
	Northland Port Corp. (New Zealand), Ltd.	24,300	57,184
*	Pan Pacific Petroleum NL	748,157	178,715
	Pyne Gould Guinness, Ltd.	1,763,499	2,967,280
*	Richina Pacific, Ltd.	929,648	400,444
*	Rubicon, Ltd.	2,472,292	1,774,679
	Sanford, Ltd.	1,082,000	3,320,837
	South Port New Zealand, Ltd.	71,088	122,536
	Taylors Group, Ltd.	42,000	52,123
*	Tenon, Ltd.	372,153	367,888
	Tourism Holdings, Ltd.	1,467,544	2,198,187
#	Tower, Ltd.	3,161,573	5,169,560

TOTAL — NEW ZEALAND			27,488,604

35

NORWAY — (1.4%)
COMMON STOCKS — (1.4%)
#	Aker Yards ASA	1,346,849	$11,961,393
# *	Aktiv Kapital ASA	190,065	3,167,490
	Bonheur ASA	254,150	11,602,536
# *	Camillo Eitze & Co. ASA	108,530	1,291,830
#	DOF ASA	348,813	3,512,441
	EDB Business Partner ASA	8,600	57,380
# *	Eltek ASA	337,374	1,545,984
*	Ementor ASA	128,618	852,557
	Farstad Shipping ASA	207,448	5,519,995
	Ganger Rolf ASA	430,700	17,387,618
# *	Gregoire ASA	59,357	17,647
#	Havila Shipping ASA	30,700	567,727
*	IOT Holdings ASA	137,172	46,043
	Kongsberg Gruppen ASA	80,801	5,239,210
# *	Kverneland Group ASA	593,570	1,684,618
#	Leroy Seafood Group ASA	104,409	2,165,660
# *	Norse Energy Corp. ASA	1,412,000	1,266,469
# *	Ocean Rig ASA	766,349	5,856,904
	Odfjell ASA Series A	313,396	4,811,857
# *	Otrum ASA	50,600	87,790
*	Petrolia Drilling ASA	4,352,000	1,669,644
*	Roxar ASA	34,000	38,692
*	SAS AB	38,000	331,083
	Scana Industrier ASA	269,626	865,840
# *	Software Innovation ASA	234,659	443,533
	Solstad Offshore ASA	358,822	9,850,268
	Sparebanken Midt-Norge	812,291	9,336,228
*	Synnove Finden ASA	259,349	985,624
*	TGS Nopec Geophysical Co. ASA	974,318	14,386,093
	TTS Marine ASA	137,214	2,178,953
	Wilh. Wilhelmsen ASA	251,468	9,055,155

TOTAL — NORWAY			127,784,262

PORTUGAL — (0.1%)
COMMON STOCKS — (0.1%)
	Corticeira Amorim	2,297,331	5,447,003
	Finibanco Holdings SGPS SA	148,734	662,993
# *	Investimentos Participacoes e Gestao SA	1,838,012	2,550,062
*	Papelaria Fernandes-Industria e Comercia SA	2,000	7,329
*	Sonae Industria SGPS SA	18,110	129,958
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	59,147	165,065
	Teixeira Duarte Engenharia e Construcoes SA	279,348	635,563

TOTAL — PORTUGAL			9,597,973

SINGAPORE — (1.4%)
COMMON STOCKS — (1.4%)
	AEM Holdings, Ltd.	1,932,000	123,043
	Allgreen Properties, Ltd.	5,973,000	5,368,110
	Apollo Enterprises, Ltd.	240,000	472,113
#	Ascott Group, Ltd.	480,038	587,481

36

*	Asia Food and Properties, Ltd.	1,901,000	$1,019,192
	Auric Pacific Group, Ltd.	57,000	53,782
	Beyonics Technology, Ltd.	7,382,500	1,426,321
	Bonvests Holdings, Ltd.	1,314,280	1,073,694
	Brothers (Holdings), Ltd.	488,078	89,013
# *	Chartered Semiconductor Manufacturing, Ltd.	10,521,000	5,425,429
	Chemical Industries (Far East), Ltd.	40,000	26,182
	China Merchants Holdings Pacific, Ltd.	990,000	634,970
	Chuan Hup Holdings, Ltd.	7,392,000	1,911,935
	Cougar Logistics Corp., Ltd.	538,250	153,342
	Courts Singapore, Ltd.	760,000	274,722
#	Creative Technology Co., Ltd.	774,400	4,052,281
*	Eagle Brand Holdings, Ltd.	9,229,000	388,266
*	Eastern Asia Technology, Ltd.	1,205,000	84,059
	Ellipsiz, Ltd.	720,000	103,611
	Eng Wah Organisation, Ltd.	46,000	32,888
	Engro Corp., Ltd.	115,500	96,872
	Eucon Holdings, Ltd.	2,341,000	123,949
*	Excel Machine Tools, Ltd.	473,000	5,086
	Federal International (2000), Ltd.	313,750	106,630
*	Firstlink Investments Corp., Ltd.	1,951,000	95,357
*	Fu Yu Corp., Ltd.	1,720,000	187,853
	GK Goh Holdings, Ltd.	2,295,000	1,726,361
#	GP Batteries International, Ltd.	395,000	268,339
	GP Industries, Ltd.	1,370,808	443,592
	Grand Banks Yachts, Ltd.	288,750	179,163
#	Hi-P International, Ltd.	2,517,000	927,683
#	Hong Fok Corp., Ltd.	5,600,100	4,270,214
	Hong Leong Asia, Ltd.	105,000	221,729
#	Hotel Grand Central, Ltd.	1,960,462	1,346,864
	Hotel Plaza, Ltd.	1,203,000	1,564,795
#	Hotel Properties, Ltd.	1,721,500	3,911,110
	Hour Glass, Ltd.	793,320	502,908
	Huan Hsin Holdings, Ltd.	1,504,000	589,062
	Hwa Hong Corp., Ltd.	4,148,000	1,989,945
	IFS Capital, Ltd.	26,400	13,784
#	InnoTek, Ltd.	1,299,000	768,244
*	Interra Resources, Ltd.	27,836	3,824
	Intraco, Ltd.	316,000	102,509
	IPC Corp., Ltd.	812,000	57,203
	Isetan (Singapore), Ltd.	171,000	449,629
#	Jurong Technologies Industrial Corp., Ltd.	1,816,000	455,611
	K1 Ventures, Ltd.	14,253,000	1,969,211
	Kian Ann Engineering, Ltd.	1,291,500	167,828
#	Kim Eng Holdings, Ltd.	1,957,000	3,062,994
#	K-REIT Asia	69,800	82,061
*	Lafe Technology, Ltd.	4,407,200	530,331
	LC Development, Ltd.	2,179,800	467,992
	Lee Kim Tah Holdings, Ltd.	2,313,000	972,175
	Leeden, Ltd.	539,000	155,466
	Low Keng Huat Singapore, Ltd.	1,104,000	382,418
	Lum Chang Holdings, Ltd.	1,211,000	243,582
	Memtech International, Ltd.	3,073,000	379,302
	Metro Holdings, Ltd.	8,200,800	4,637,901
	Natsteel, Ltd.	717,000	737,619

37

*	Orchard Parade Holdings, Ltd.	3,766,625	$3,163,124
	Penguin Boat International, Ltd.	3,453,000	444,911
	Pertama Holdings, Ltd.	105,000	36,175
	Popular Holdings, Ltd.	4,155,000	797,363
	PSC Corp., Ltd.	6,729,043	1,475,290
	QAF, Ltd.	3,277,000	835,096
	San Teh, Ltd.	844,000	317,158
	Sing Investments & Finance, Ltd.	84,000	94,555
	Singapore Land, Ltd.	1,136,000	5,663,598
	Singapore Reinsurance Corp., Ltd	2,800,100	698,544
	Singapore Shipping Corp., Ltd.	3,349,000	938,591
	Singapura Finance, Ltd.	105,000	118,278
	SNP Corp., Ltd.	389,500	318,466
#	Stamford Land Corp., Ltd.	4,308,000	1,454,547
	Straits Trading Co., Ltd.	3,055,200	14,718,126
	Sunningdale Tech, Ltd.	10,793,000	1,480,315
	Sunright, Ltd.	196,000	37,004
	Superior Multi-Packaging, Ltd.	552,000	52,441
*	Thakral Corp., Ltd.	1,130,000	51,699
#	TT International, Ltd.	4,579,900	434,009
	Tuan Sing Holdings, Ltd.	6,107,000	1,177,432
	UMS Holdings, Ltd.	4,751,000	939,748
#	United Engineers, Ltd.	1,933,666	5,269,786
	United Industrial Corp., Ltd.	7,075,000	14,996,874
*	United Pulp & Paper Co., Ltd.	782,000	102,498
	UOL Group, Ltd.	3,262,000	8,917,472
#	WBL Corp., Ltd.	433,500	1,469,744
#	Wheelock Properties (S), Ltd.	2,882,000	3,854,020
*	Zhongguo Jilong, Ltd.	667,943	21,179
TOTAL COMMON STOCKS			127,375,673

RIGHTS/WARRANTS — (0.0%)
*	Leeden, Ltd. Warrants 04/17/09	107,800	16,229
*	Singapura Finance, Ltd. Warrants 02/24/09	21,000	8,958
*	United Pulp & Paper Co., Ltd. Warrants 05/29/12	195,500	5,606
TOTAL RIGHTS/WARRANTS			30,793

TOTAL — SINGAPORE			127,406,466

SPAIN — (1.3%)
COMMON STOCKS — (1.3%)
	Banco de Andalucia SA	443	37,791
# *	Baron de Ley SA	23,940	1,758,739
# *	Campofrio Alimentacion SA	76,633	1,142,493
#	Cementos Portland Valderrivas SA	30,532	2,910,911
	Construcciones y Auxiliar de Ferrocarriles SA	11,874	5,085,642
# *	Dogi International Fabrics SA	191,727	331,042
#	Ebro Puleva SA	1,492,857	28,077,041
# *	Ercros SA	8,895,732	3,734,885
*	Espanola del Zinc SA	53,703	200,246
*	Funespana SA	63,148	427,301
#	Grupo Empresarial Ence SA	1,868,573	16,089,640
#	Iberpapel Gestion SA	92,556	2,032,138
#	Inbesos SA	26,897	446,248

38

	Indo Internacional SA	13,502	$85,675
#	La Seda de Barcelona SA	9,516,812	17,153,105
#	Lingotes Especiales SA	5,342	34,145
#	Miquel y Costas & Miquel SA	16,077	363,602
# *	NH Hoteles SA	901,562	12,352,250
*	Nicolas Correa SA	137,049	951,800
#	Papeles y Cartones de Europa SA (5496132)	165,373	1,483,822
#	Pescanova SA	125,431	6,442,241
#	Service Point Solutions SA	158,049	552,669
*	Service Point Solutions SA	5,098	18,112
*	Tavex Algodonera SA	272,213	636,028
# *	Tecnocom Telecomunicaciones y Energia SA	18,288	91,612
#	Tubacex SA	855,536	7,979,384
#	Tubos Reunidos SA	123,600	762,129
#	Unipapel SA	127,793	2,936,320
	Vidrala SA	11,424	351,064
#	Viscofan SA	431,734	9,182,244
TOTAL COMMON STOCKS			123,650,319

RIGHTS/WARRANTS — (0.0%)
*	Papeles y Cartones de Europa SA Rights 11/20/07	152,652	166,858

TOTAL — SPAIN			123,817,177

SWEDEN — (1.7%)
COMMON STOCKS — (1.7%)
*	Acando AB	652,813	1,337,210
	Angpanneforeningen AB Series B	19,700	462,107
*	Artimplant AB Series B	221,000	130,987
	Atrium Ljungberg AB Series B	16,800	183,804
	Beijer Alma AB	81,900	1,110,882
#	Bergs Timber AB Series B	17,000	111,310
#	Bilia AB Series A	238,436	3,565,194
#	Billerud AB	652,900	7,408,279
# *	Biotage AB	318,795	492,264
	Boliden AB	217,550	2,487,764
	Bong Ljungdahl AB	64,100	412,024
*	Boras Waefveri AB Series B	13,400	23,682
#	Cantena AB	109,825	1,786,517
#	Cardo AB	284,200	7,778,816
	Carl Lamm AB	78,960	688,521
	Castellum AB	1,462,724	17,891,310
# *	Cision AB	1,004,600	2,733,375
	Cloetta AB Series B	18,600	678,626
#	Concordia Maritime AB Series B	256,700	970,357
*	Consilium AB Series B	8,000	54,256
*	DORO AB	1,200	1,115
*	Enea Data AB Series B	183,400	64,058
	Expanda AB	78,200	796,220
	Fabege AB	1,131,140	12,376,966
	Forshem Group AB Series B	29,600	199,754
	G & L Beijer AB Series B	96,600	2,711,475
	Geveko AB	36,600	648,237
	Gunnebo AB	28,600	286,535

39

	Gunnebo Industrier AB	4,840	$116,392
	Haldex AB	288,000	5,115,534
*	Home Capital AB	88,742	913,887
#	Home Properties AB	88,742	1,478,639
# *	IBS AB Series B	1,029,450	2,205,897
*	Industrial & Financial Systems AB Series B	316,000	310,078
	Intellecta AB Series B	30,100	314,349
	Klovern AB	764,578	3,165,049
	Kungsleden AB	1,827,593	21,658,564
	Lagercrantz Group AB Series B	223,135	1,083,744
*	LBI International AB	20,000	111,484
#	Lennart Wallenstam Byggnads AB Series B	457,500	9,169,468
*	Micronic Laser Systems AB	54,422	255,289
	NCC AB Series A	45,400	1,183,398
	NCC AB Series B	423,800	11,137,356
	Nolato AB Series B	101,700	919,638
	OEM International AB Series B	30,300	220,349
	Partnertech AB	36,982	229,005
	Peab AB Series B	58,234	574,868
*	Peab Industri AB	29,117	285,872
	Poolia AB Series B	147,200	806,992
*	Precomp Solutions AB	6,500	2,331
*	Pricer AB Series B	502,376	55,208
	Proact It Group AB	132,500	770,674
	Profilgruppen AB	25,600	292,189
	Rederi AB Transatlantic Series B	340,535	2,417,386
	Rorvik Timber AB	30,600	247,843
#	Rottneros Bruk AB	1,547,000	506,647
*	Scribona AB Series A	15,700	11,967
*	Scribona AB Series B	615,980	467,147
*	Semcon AB	24,100	257,369
	Skanditek Industrifoervaltnings AB	116,200	446,117
	Studsvik AB	38,200	694,823
# *	Teleca AB Series B	707,390	1,428,539
*	Teligent AB	199,500	13,806
	Trelleborg AB Series B	968,000	17,327,174
*	Wedins Skor & Accessoarer AB	85,000	77,220
	Westergyllen AB Series B	29,600	262,052
	Wihlborgs Fastigheter AB	123,508	2,625,260
	Xponcard Group AB	18,200	457,817

TOTAL — SWEDEN			157,009,066

SWITZERLAND — (4.1%)
COMMON STOCKS — (4.1%)
	AFG Arbonia-Forster Holding AG	10,550	3,594,516
	Allreal Holding AG	85,474	11,229,134
	Also Holding AG	9,450	570,229
# *	Ascom Holding AG	160,800	1,855,255
	Baloise-Holding AG	316,202	28,517,833
	Bank Coop AG	11,560	886,583
	Banque Cantonale de Geneve	11,962	3,097,959
	Banque Cantonale du Jura	8,000	483,705
	Banque Cantonale Vaudoise	16,398	8,470,358
	Bobst Group AG	158,720	11,336,359

40

	Bossard Holding AG	11,265	$881,011
	Bucher Industries AG	66,310	16,821,653
	Calida Holding AG	400	206,925
*	Card Guard AG	119,495	580,906
	Carlo Gavazzi Holding AG	7,890	1,444,823
	Charles Voegele Holding AG	94,443	8,416,066
#	Clariant AG	1,146,439	9,814,604
	Conzzeta Holdings AG	3,746	9,234,812
*	COS Computer Systems AG	34,269	889,836
	Daetwyler Holding AG	161,600	11,524,202
	Emmi AG	37,875	5,463,253
	Energiedienst Holding AG	16	10,433
*	Escor Casino & Entertainment AG	4,000	92,860
	Feintol International Holding AG	6,555	2,071,492
	Flughafen Zuerich AG	49,800	20,833,323
#	Forbo Holding AG	34,708	17,390,392
	George Fisher AG	22,887	11,418,961
	Golay-Buchel Holding SA	125	287,435
	Gurit Holding AG	10,469	7,994,970
	Helvetia Holding AG	54,051	20,546,691
	Hexagon AB	52,500	1,047,275
	Implenia AG	260,675	8,358,944
	Industrieholding Cham AG	12,361	4,424,861
	Intershop Holding AG	17,654	5,415,119
	Jelmoli Holdings AG	2,368	6,054,415
*	Kardex AG	27,673	1,379,662
	Lem Holdings SA	6,724	1,714,559
	Medisize Holding AG	79,900	6,266,449
	Metraux Services Holdings SA	3,560	608,454
# *	Micronas Semiconductor Holding AG	113,526	1,041,376
*	Mikron Holding AG	35,788	379,479
	PSP Swiss Property AG	588,827	36,079,539
	PubliGroupe SA	1,000	317,348
	Romande Energie Holding SA	3,903	9,058,115
	Schweizerhall Holding AG	30,793	5,065,177
	Schweizerische National Versicherungs Gesellschaft	17,818	13,917,326
	SEZ Holding AG	254,983	8,801,528
	Siegfried Holding AG	24,913	3,681,478
*	Sihl	750	2,160
*	Spirt Avert AG	250	2,817
	St. Galler Kantonalbank	6,370	2,976,923
	Swiss Prime Site AG	233,238	14,117,669
*	Tornos SA	16,000	261,794
*	UMS Schweizerische Metallwerke Holding AG	112,200	2,424,668
	Valiant Holding AG	91,408	16,364,436
	Valora Holding AG	37,658	8,760,175
	Vaudoise Assurances Holdings SA	19,133	2,883,532
	WMH Walter Meier Holding AG	904	179,424
	Zehnder Holding AG	50	66,222
	Zueblin Immobilien Holding AG	407,766	3,797,611

TOTAL — SWITZERLAND			381,415,114

41

UNITED KINGDOM — (12.6%)
COMMON STOCKS — (12.6%)
	A & J Mucklow Group P.L.C.	318,685	$2,087,115
	Abacus Group P.L.C.	344,986	337,542
*	Abbeycrest P.L.C.	114,547	37,556
	Aberdeen Asset Management P.L.C.	879,230	2,326,015
	Acal P.L.C.	320,064	1,034,158
*	Acambis P.L.C.	325,800	754,923
#	Aga Foodservice Group P.L.C.	2,812,914	17,139,904
	Airea P.L.C.	280,105	102,634
*	Airflow Streamline P.L.C.	19,305	22,441
	Alba P.L.C.	492,775	942,663
	Alexandra P.L.C.	383,995	670,109
	Alexon Group P.L.C.	223,601	435,788
*	Alphameric P.L.C.	1,136,368	502,300
	Alumasc Group P.L.C.	597,030	2,368,371
*	Amberley Group P.L.C.	71,000	12,168
	Amlin P.L.C.	9,500,419	51,929,799
	Anglo Pacific Group P.L.C.	891,638	2,713,419
	Anglo-Eastern Plantations P.L.C.	261,385	3,287,368
*	API Group P.L.C.	567,365	241,322
*	ARC International P.L.C.	2,696,225	1,333,666
	Arena Leisure P.L.C.	645,000	658,333
*	Aries Insurance Services P.L.C.	250,000	—
	Armour Group P.L.C.	225,000	153,564
	Arriva P.L.C.	112,920	1,520,371
	Ashtead Group P.L.C.	2,112,000	3,178,887
*	Asterand P.L.C.	387,527	41,223
*	Autologic Holdings P.L.C.	455,119	595,361
	Avesco Group P.L.C.	84,124	155,228
	Avon Rubber P.L.C.	465,400	950,188
	BBA Aviation P.L.C.	1,666,536	6,063,730
*	Beale P.L.C.	96,298	84,617
	Beazley Group P.L.C.	3,840,557	12,259,090
*	Bede P.L.C.	283,000	3,599
	Bellway P.L.C.	2,493,096	39,241,001
*	Berkeley Technology, Ltd.	222,520	17,686
# *	Biocompatibles International P.L.C.	566,936	1,673,034
	Black Arrow Group P.L.C.	35,000	66,069
#	Blacks Leisure Group P.L.C.	164,821	578,581
	Bloomsbury Publishing P.L.C.	25,000	80,587
	Bodycote International P.L.C.	8,077,784	29,903,024
	Bovis Homes Group P.L.C.	2,629,265	30,228,195
	Brewin Dolphin Holdings P.L.C.	40,713	127,994
	Brit Insurance Holdings P.L.C.	8,559,039	39,327,596
	British Polythene Industries P.L.C.	329,783	1,814,598
	BSS Group P.L.C.	180,302	1,291,691
	Caffyns P.L.C.	21,866	367,142
	Camellia P.L.C.	2,531	447,623
	Capital & Regional P.L.C.	1,412,913	14,303,162
*	Carbo P.L.C.	34,200	3,738
	Carclo P.L.C.	835,334	1,434,347
#	Carillion P.L.C.	2,237,343	16,524,014
	Carr’s Milling Industries P.L.C.	81,009	859,246
	Castings P.L.C.	485,190	2,763,719
	Catlin Group, Ltd.	2,110,988	15,856,163
	Centaur Media P.L.C.	100,000	173,677

42

*	Chapelthorpe P.L.C.	160,984	$92,181
	Charles Stanley Group P.L.C.	150,000	690,749
	Churchill China P.L.C.	53,181	325,200
	City of London Group P.L.C.	34,000	56,750
#	Clinton Cards P.L.C.	3,512,703	3,863,341
	Close Brothers Group P.L.C.	282,088	3,663,683
*	CLS Holdings P.L.C.	1,113,083	7,501,563
	Colefax Group P.L.C.	96,000	356,566
	Collins Stewart P.L.C.	172,919	456,973
# *	Colt Telecom Group SA	3,217,998	10,464,881
	Communisis P.L.C.	2,320,520	3,223,033
	Computacenter P.L.C.	2,901,709	10,316,149
	Cookson Group P.L.C.	947,222	11,148,757
*	Coral Products P.L.C.	102,000	18,241
*	Corporate Services Group P.L.C.	1,423,456	59,254
	Cosalt P.L.C.	213,194	1,457,847
*	Cradley Group Holdings P.L.C.	38,466	3,439
*	Creightons P.L.C.	250,000	19,870
	Creston P.L.C.	107,460	146,686
	Daejan Holdings P.L.C.	134,005	9,038,107
	Dart Group P.L.C.	917,504	491,601
	Davis Service Group P.L.C.	1,022,634	10,120,023
*	Dawson International P.L.C.	502,194	24,947
	Delta P.L.C.	2,505,413	5,139,345
	Development Securities P.L.C.	754,933	7,208,736
	Dialight P.L.C.	299,486	876,162
#	Dimension Data Holdings P.L.C.	2,992,147	3,042,615
	Diploma P.L.C.	475,000	1,542,141
	DRS Data & Research Services P.L.C.	51,000	21,788
	DS Smith P.L.C.	10,568,424	33,094,334
	DSG International P.L.C.	5,598,630	6,998,517
	Dyson Group P.L.C.	155,000	366,732
*	easyJet P.L.C.	2,016,070	16,255,334
	Eleco P.L.C.	68,900	127,013
	Electronic Data Processing P.L.C.	271,803	301,600
	Elementis P.L.C.	10,443,882	15,903,182
*	Eliza Tinsley Group P.L.C.	145,967	26,104
	Ennstone P.L.C.	6,821,053	4,021,073
	Enodis P.L.C.	398,937	1,272,268
*	Entertainment Rights P.L.C.	4,476,096	1,017,850
#	Erinaceous Group P.L.C.	371,424	22,098
*	Eurodis Electron P.L.C.	2,531,550	—
	Evolution Group P.L.C.	1,755,153	4,037,058
#	F&C Asset Management P.L.C.	6,573,090	22,858,597
	Fenner P.L.C.	272,000	1,388,930
*	Filtronic P.L.C.	1,323,456	4,508,950
	Financial Objects P.L.C.	139,000	122,735
	FKI P.L.C.	1,411,446	2,029,656
*	Fortress Holdings P.L.C.	200,000	10,929
#	French Connection Group P.L.C.	420,997	824,755
	Fuller Smith & Turner P.L.C.	373,727	4,270,537
	Future P.L.C.	1,460,737	895,529
	FW Thorpe P.L.C.	19,149	205,443
	Galliford Try P.L.C.	374,637	514,896
	Game Group P.L.C.	2,952,330	10,877,944

43

*	Garton Engineering P.L.C.	6,000	$—
*	Gaskell P.L.C.	40,000	1,987
	GB Group P.L.C.	707,131	461,479
	GCAP Media P.L.C.	1,549,064	5,846,839
*	Genetix Group P.L.C.	50,000	41,728
*	Georgica P.L.C.	124,719	100,074
*	Gladstone P.L.C.	158,000	63,232
	GNE P.L.C.	60,517	118,866
	Greene King P.L.C.	2,796,233	35,973,130
	Guinness Peat Group P.L.C.	768,309	996,582
*	Hampton Trust P.L.C.	200,491	—
	Hardy Underwriting Bermuda, Ltd.	869,609	4,579,071
	Harvey Nash Group P.L.C.	667,151	659,243
*	Hawtin P.L.C.	150,000	38,131
	Haynes Publishing Group P.L.C.	25,591	114,413
	Helical Bar P.L.C.	2,184,037	15,844,294
#	Henderson Group P.L.C.	12,755,456	25,564,588
	Henry Boot P.L.C.	1,137,852	3,153,530
*	Heywood Williams Group P.L.C.	1,023,641	744,304
*	Highbury House Communications P.L.C.	2,726,216	—
	Highway Insurance Holdings P.L.C.	2,965,229	4,429,033
	Hiscox, Ltd.	7,884,146	42,820,918
*	HR Owen P.L.C.	117,528	349,896
	Huntsworth P.L.C.	2,141,069	3,083,652
*	Instore P.L.C.	83,388	17,407
*	Intec Telecom Systems P.L.C.	1,750,848	1,508,248
	Intelek P.L.C.	555,250	171,556
	Intermediate Capital Group P.L.C.	202,511	5,992,342
*	Inveresk P.L.C.	756,409	135,592
	J. Smart & Co. (Contractors) P.L.C.	18,263	217,736
	James Cropper P.L.C.	38,601	162,871
	James Fisher & Sons P.L.C.	255,000	3,021,675
	James Halstead P.L.C.	108,570	1,142,034
	JJB Sports P.L.C.	6,169,618	14,902,553
	John David Group P.L.C.	45,672	342,968
	Johnson Service Group P.L.C.	237,916	128,668
	Johnston Press P.L.C.	3,976,289	15,141,083
	KBC Advanced Technologies P.L.C.	622,919	554,524
	Kcom Group P.L.C.	6,148,334	5,307,261
	Kewill Systems P.L.C.	60,000	101,244
	Kiln, Ltd.	4,315,171	12,707,692
	Laird Group P.L.C.	547,781	5,379,810
*	Lambert Howarth Group P.L.C.	243,210	—
*	Lamont Holdings P.L.C.	100,000	1,242
	Laura Ashley Holdings P.L.C.	936,982	407,496
#	Lavendon Group P.L.C.	634,590	4,637,305
*	Leeds Group P.L.C.	241,639	89,597
*	Leo Insurance P.L.C.	25,000	2,981
	Litho Supplies P.L.C.	113,000	90,556
	London Scottish Bank P.L.C.	364,051	133,029
	Lookers P.L.C.	1,344,875	2,452,114
	Low & Bonar P.L.C.	2,867,614	6,716,420
	Luminar Group Holdings P.L.C.	1,794,243	12,472,010
	Macfarlane Group P.L.C.	1,730,981	876,829
	Macro 4 P.L.C.	44,820	105,886

44

	Mallett P.L.C.	104,602	$298,144
	Management Consulting Group P.L.C.	2,319,998	1,744,773
	Marshalls P.L.C.	46,995	248,074
	Marston’s P.L.C.	5,712,720	27,192,767
*	Marylebone Warwick Balfour Group P.L.C.	1,659,493	5,582,837
	McKay Securities P.L.C.	166,887	983,228
*	MDY Healthcare P.L.C.	16,000	18,311
	Metalrax Group P.L.C.	505,462	296,055
*	Mice Group P.L.C.	2,041,450	243,387
	Microgen P.L.C.	1,303,057	1,162,829
*	Mid-States P.L.C.	50,000	22,851
	Millennium and Copthorne Hotels P.L.C.	3,025,597	24,131,399
*	Minerva P.L.C.	3,855,063	10,006,055
	MJ Gleeson Group P.L.C.	645,704	3,125,386
	Molins P.L.C.	142,466	383,184
*	Monitise P.L.C.	101,664	19,780
	Morgan Crucible Co. P.L.C.	922,994	3,790,908
	Morse P.L.C.	82,855	89,597
	Moss Bros Group P.L.C.	494,059	441,133
	Mothercare P.L.C.	1,025,416	8,437,268
	MP Evans Group P.L.C.	95,900	929,747
	MS International P.L.C.	119,401	433,541
*	Mwana Africa P.L.C.	23,245	17,231
	N Brown Group P.L.C.	2,588,111	12,793,104
*	nCipher P.L.C.	346,348	1,174,385
	Nestor Healthcare Group P.L.C.	505,253	551,332
	Noble Investments (UK) P.L.C.	300	976
*	Nord Anglia Education P.L.C.	600,739	3,302,274
	Northamber P.L.C.	152,685	165,349
	Northgate Information Solutions P.L.C.	1,509,511	2,819,267
	Northgate P.L.C.	833,539	10,925,157
*	Novae Group P.L.C.	2,580,571	1,774,181
*	NXT P.L.C.	48,000	6,891
	Opsec Security Group P.L.C.	571,366	612,415
	Oxford Instruments P.L.C.	463,280	1,750,696
*	Pace Micro Technology P.L.C.	949,592	1,721,779
	Panther Securities P.L.C.	45,000	315,195
*	Parity Group P.L.C.	8,400	6,739
*	Partridge Fine Arts P.L.C.	14,865	12,258
	Pendragon P.L.C.	2,287,083	1,523,240
*	Penna Consulting P.L.C.	186,128	349,503
*	Pices Property Services P.L.C.	250,000	—
	Pinewood Shepperton P.L.C.	358,476	1,520,377
*	Pinnacle Staffing Group P.L.C.	953,519	78,094
*	Pittards P.L.C.	39,000	1,553
	Portmeirion Group P.L.C.	56,335	280,203
	Porvair P.L.C.	484,144	998,280
	Premier Foods P.L.C.	6,126,237	11,110,499
*	Pressac P.L.C.	429,000	6,393
	Primary Health Properties P.L.C.	284,635	1,539,382
*	Probus Estates P.L.C.	416,666	828
*	Provalis P.L.C.	2,427,440	14,470
	Psion P.L.C.	2,078,004	4,309,941
*	Quays Group P.L.C.	71,000	8,465
	Quintain Estates & Development P.L.C.	466,096	4,060,680

45

	Raven Mount P.L.C.	125,337	$200,861
#	Redrow P.L.C.	3,032,754	18,329,590
*	Redstone P.L.C.	369,451	426,561
*	Regent Inns P.L.C.	1,389,995	469,273
*	Renold P.L.C.	829,414	1,359,552
	Resolution P.L.C.	212,587	2,910,831
	RPC Group P.L.C.	1,068,342	4,213,784
	Rugby Estates P.L.C.	78,667	609,646
	S&U P.L.C.	7,000	57,680
*	Safeland P.L.C.	100,000	139,093
*	Sagittarius Professional Services P.L.C.	250,000	4,471
*	Scapa Group P.L.C.	1,927,891	1,128,032
*	SDL P.L.C.	57,530	328,005
*	Secure Ventures No. 6 P.L.C.	250,000	—
*	Secure Ventures No. 7 P.L.C.	250,000	—
	Senior P.L.C.	3,692,902	7,247,129
*	SFI Holdings, Ltd. Series A	79,000	—
	Signet Group P.L.C.	14,486,580	17,464,569
	Sinclair (William) Holdings P.L.C.	81,940	147,971
	Smiths News P.L.C.	259,297	518,898
*	SPG Media Group P.L.C.	300,000	49,179
*	Spirent Communications P.L.C.	4,680,419	5,375,868
	Spring Group P.L.C.	762,757	754,121
	St Ives Group P.L.C.	2,351,169	11,869,444
	ST Modwen Properties P.L.C.	1,519,196	14,624,543
*	Stylo P.L.C.	5,293	3,890
*	Superscape Group P.L.C.	1,133,021	221,920
	Swallowfield P.L.C.	60,849	106,031
*	Tadpole Technology P.L.C.	296,000	8,795
*	Tandem Group P.L.C.	472,000	—
*	Taurus Storage P.L.C.	250,000	4,471
	TDG P.L.C.	1,622,894	7,938,578
*	Telspec P.L.C.	205,000	23,335
*	Terence Chapman Group P.L.C.	62,500	394
	Tex Holdings P.L.C.	11,000	22,583
*	The 600 Group P.L.C.	1,065,961	982,554
	The Cardiff Property P.L.C.	4,000	53,650
	The Character Group P.L.C.	50,000	118,651
*	Thomas Cook Group P.L.C.	55,133	333,606
*	THUS Group P.L.C.	2,456,970	5,729,369
*	Tinopolis P.L.C.	349,887	208,485
	Titon Holdings P.L.C.	36,110	40,540
	Tomkins P.L.C.	5,137,789	17,226,040
*	Torotrak P.L.C.	44,048	19,548
	Town Centre Securities P.L.C.	499,103	2,907,028
*	Trafficmaster P.L.C.	838,238	692,725
	Travis Perkins P.L.C.	661,339	14,137,848
	Treatt P.L.C.	38,663	188,632
	Trifast P.L.C.	872,672	958,377
	Trinity Mirror P.L.C.	5,621,284	31,586,455
	TT electronics P.L.C.	2,019,448	3,770,373
*	UK Coal P.L.C.	1,860,967	16,859,005
	Umeco P.L.C.	283,900	3,167,654
	Unite Group P.L.C.	2,673,484	17,603,989
*	Vernalis P.L.C.	132,072	23,972

46

	Victoria P.L.C.	52,231	$265,207
	Vislink P.L.C.	816,969	858,675
*	Volex Group P.L.C.	246,843	513,239
	Vp P.L.C.	315,426	1,970,032
*	VTR P.L.C.	13,000	10,767
	Wagon P.L.C.	825,228	517,063
	Warner Estate Holdings P.L.C.	307,172	2,196,549
	Waterman Group P.L.C.	514,435	1,633,271
*	Watermark Group P.L.C.	30,469	6,940
*	Wembley P.L.C.	277,102	55,061
*	Westcity P.L.C.	456,507	244,091
*	Whitecroft P.L.C.	70,000	—
	William Ransom & Son P.L.C.	115,000	33,946
	Wilmington Group P.L.C.	422,000	1,673,717
*	Wilshaw Securities P.L.C.	28,000	2,156
#	Woolworths Group P.L.C.	22,888,064	4,871,251
	Workspace Group P.L.C.	704,858	3,654,135
	WSP Group P.L.C.	93,635	1,006,283
	Young & Co.’s Brewery P.L.C. Series A	35,800	407,012
	Zetex P.L.C.	312,321	329,146
	Zotefoams P.L.C.	196,330	392,606
TOTAL COMMON STOCKS			1,161,395,887

RIGHTS/WARRANTS — (0.0%)
*	Alphameric P.L.C. Rights 12/27/07	795,457	173,867
*	Letter of Entitlements - Audemars Piguet	81,758	—
*	SFI Holdings, Ltd. Litigation Certificate	79,000	—
*	Ultraframe Litigation Notes	160,022	—
TOTAL RIGHTS/WARRANTS			173,867

TOTAL — UNITED KINGDOM			1,161,569,754

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $52,100,000 FNMA 5.11% (r), 01/01/36, valued at $39,446,489) to be repurchased at $38,870,521	$38,861	38,861,000

SECURITIES LENDING COLLATERAL — (14.3%)
@	Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $349,058,000 FHLMC, rates ranging from 0.000% to 4.500%, maturities ranging from 07/28/08 to 04/02/14 & FNMA 5.500%, 12/22/15 & 5.280%, 12/12/17, valued at $357,000,582) to be repurchased at $350,092,750	350,000	350,000,000
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $323,476,190 FHLMC 5.500%, 01/01/38 & 5.214%, 03/01/38, FNMA, rates ranging from 4.684%(r) to 6.500%, maturities ranging from 06/01/35 to 12/01/47, valued at $280,862,242) to be repurchased at $275,428,108	275,355	275,355,139

47

@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $180,504,303 FHLMC 6.500%, 11/01/37, valued at $181,814,520) to be repurchased at $178,296,765	$178,250	$178,249,529
@	Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $421,293,272 FNMA, rates ranging from 5.000% to 6.500%, maturities ranging from 08/01/22 to 03/01/38, valued at $418,281,906) to be repurchased at $410,184,274	410,076	410,076,287
@	Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $112,919,503 FNMA, rates ranging from 5.000% to 5.500%, maturities ranging from 12/01/34 to 12/01/37, valued at $102,003,304) to be repurchased at $100,026,500	100,000	100,000,000
TOTAL SECURITIES LENDING COLLATERAL			1,313,680,955

TOTAL INVESTMENTS - (100.0%)
(Cost $8,298,373,086) ##			$9,212,216,936

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$661,876,759
Level 2 – Other Significant Observable Inputs	8,550,340,177
Level 3 – Significant Unobservable Inputs	—
Total	$9,212,216,936

48

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

EMERGING MARKETS PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Series of
The DFA Investment Trust Company	$3,071,873,827
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,480,582,398)##	$3,071,873,827

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,071,873,827
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$3,071,873,827

EMERGING MARKETS VALUE PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in Dimensional Emerging Markets Value Fund Inc.	129,747,889	$7,382,654,884
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $4,765,065,700)##		$7,382,654,884

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$7,382,654,884
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$7,382,654,884

EMERGING MARKETS SMALL CAP PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Emerging Markets Small Cap Series of
The DFA Investment Trust Company	$1,297,937,344
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $961,701,310)##	$1,297,937,344

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,297,937,344
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,297,937,344

EMERGING MARKETS CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value ††

BRAZIL — (12.0%)
COMMON STOCKS — (2.6%)
Cia de Saneamento do Parana	58,300	$89,634
Companhia de Concessoes Radoviarias	158,000	2,695,464
Companhia Siderurgica Nacional SA	42,000	1,567,146
Companhia Siderurgica Nacional SA Sponsored ADR	447,684	16,738,905
Companhia Vale do Rio Doce ADR	361,200	12,584,208
Empresa Brasileira de Aeronautica SA	98,400	1,099,734
Empresa Brasileira de Aeronautica SA ADR	91,925	4,074,116
Eternit SA	159,600	681,398
* IdeiasNet SA	36,000	127,302
Industrias Romi SA	18,000	179,883
Perdigao SA	84,864	2,063,012
Perdigao SA ADR	22,800	1,089,840
Petroleo Brasileiro SA ADR	15,700	1,842,238
Petroleo Brasileiro SA Sponsored ADR	10,300	1,008,679
Souza Cruz SA	56,000	1,630,229
* Tele Norte Celular Participacoes SA ADR	300	4,650
Tractebel Energia SA	152,200	1,916,113
Weg SA	169,000	2,273,520
TOTAL COMMON STOCKS		51,666,071

PREFERRED STOCKS — (9.4%)
Aracruz Celulose SA Series B	90,000	650,878
Aracruz Celulose SA Sponsored ADR	44,800	3,245,312
ArcelorMittal Inox Brasil SA	14,100	802,594
Banci Itau Holding Financeira SA	25,800	654,039
Banco Bradesco SA	17,600	551,594
* Banco Bradesco SA Receipts Preferred	243	7,616
Banco Bradesco SA Sponsored ADR	542,500	17,029,075
Banco Itau Holding Financeira SA ADR	448,000	11,352,320
Brasil Telecom Participacoes SA ADR	32,061	2,215,415
Brasil Telecom SA ADR	37,444	1,208,318
Braskem SA Preferred A	58,000	491,822
Braskem SA Special Preferred A Sponsored ADR	96,385	1,627,943
Centrais Electricas de Santa Catarina SA	45,450	1,108,366
Companhai Energetica do Ceara Coelce Series A	1,300	17,834
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	16,234	704,393
Companhia de Bebidas das Americas	22,214	1,829,821
Companhia de Bebidas das Americas Preferred ADR	34,800	2,835,504
Companhia de Tecidos Norte de Minas	19,400	109,556
Companhia Energetica de Minas Gerais	3,270	62,264
Companhia Energetica de Minas Gerais SA Sponsored ADR	210,234	4,000,753
Companhia Paranaense de Energia-Copel Series B	34,380	559,277

1

	Companhia Paranaense de Energia-Copel Sponsored ADR	69,900	$1,133,778
	Companhia Vale do Rio Doce Series A	237,528	7,034,121
	Companhia Vale do Rio Doce Sponsored ADR	488,800	14,331,616
	Confab Industrial SA	201,081	653,980
	Contax Participacoes SA ADR	46,700	66,519
	Duratex SA	137,800	2,811,247
	Eletropaulo Metropolita SA Preferred A	4,430,000	354,693
	Forjas Taurus SA	131,100	700,812
	Gerdau SA	22,800	745,709
	Gerdau SA Sponsored ADR	340,850	11,169,654
	Gol Linhas Aereas Inteligentes SA	65,000	1,125,421
	Investimentos Itau SA	1,683,680	10,702,832
	Klabin SA	971,000	3,284,324
	Lojas Americanas SA	184,600	1,681,060
	Mahle-Metal Leve SA Industria e Comercio	8,666	157,834
	Marcopolo SA	138,100	574,090
	Metalurgica Gerdau SA	197,450	8,698,495
*	Net Servicos de Comunicacao SA	45,223	497,664
*	Net Servicos de Comunicacao SA Preferred ADR	91,194	997,662
*	Paranapanema SA	11,900	107,312
	Randon e Participacoes SA	73,100	691,621
	Sadia SA	330,000	1,865,531
	Sadia SA ADR	109,666	1,852,270
	Sao Paulo Alpargatas SA	21,000	1,301,401
	Saraiva Livreiros Editores	16,700	308,008
	Suzano Papel e Celullose SA	205,905	3,220,500
	Suzano Petroquimica SA	190,963	1,161,971
	Tele Norte Leste Participacoes SA	27,000	675,998
	Tele Norte Leste Participacoes SA ADR	141,900	3,551,757
	Telecomunicacoes de San Paulo SA ADR	68,900	1,942,980
	Telecomunicacoes de Sao Paulo SA	31,600	902,910
	Telemar Norte Leste SA	69,300	3,834,018
	Telemig Celular Participacoes SA	3,498	108,595
	Telemig Celular Participacoes SA ADR	4,963	310,336
	Tim Participacoes SA	33,270	136,535
	Tim Participacoes SA ADR	32,000	1,312,640
	Trafo Equipamentos Electricos SA	54,900	76,291
	Ultrapar Participacoes SA	120,659	4,509,320
	Ultrapar Participacoes SA Sponsored ADR	15,200	565,440
	Uniao de Industrias Petroquimicas SA Series B	788,736	755,575
	Unibanco-Uniao de Bancos Brasileiros SA GDR	91,947	12,469,852
	Unibanco-Uniao de Bancos Brasileiros Units SA	472,900	6,403,767
	Usinas Siderurgicas de Minas Gerais SA Series A	220,200	12,760,688
	Vivo Participacoes SA	318,951	1,923,778
#	Vivo Participacoes SA ADR	589,500	3,578,265
	Votorantim Celulose e Papel SA	42,937	1,346,177
	Votorantim Celulose e Papel SA Sponsored ADR	142,100	4,470,466
	Whirlpool SA	51,787	106,263
TOTAL PREFERRED STOCKS			190,036,470

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	497	35
*	Tim Participacoes SA Rights 12/06/07	60	—
TOTAL RIGHTS/WARRANTS			35

TOTAL — BRAZIL			241,702,576

2

CHILE — (2.3%)
COMMON STOCKS — (2.3%)
Aguas Andinas SA Series A	1,484,059	$652,836
Banco de Chile	1,722,617	162,922
Banco de Chile Series F ADR	15,874	897,992
Banco de Credito e Inversiones SA Series A	36,660	1,209,502
Banco Santander Chile SA ADR	21,881	1,132,561
Bancoco Santander Chile SA	988,793	49,586
Banmedica SA	299,376	380,599
Cap SA	94,979	2,997,797
Cementos Bio-Bio SA	180,149	427,936
Cintac SA	149,288	85,373
Colbun SA	7,317,565	1,150,788
Compania Cervecerias Unidas SA	36,271	251,300
Compania Cervecerias Unidas SA ADR	28,774	955,872
Compania de Consumidores de Gas Santiago SA	24,536	116,838
Compania de Telecomunicaciones de Chile SA Series A	58,608	119,240
Compania General de Electricidad SA	147,411	1,069,958
* Compania SudAmericana de Vapores SA	807,318	1,596,346
Compania Telecomunicaciones de Chile SA Sponsored ADR	212,138	1,699,225
CorpBanca SA	144,924,645	956,283
Corpbanca SA ADR	1,500	49,305
Cristalerias de Chile SA	58,676	694,187
Distribucion y Servicio D&S SA	705,881	316,680
Distribucion y Servicio D&S SA ADR	49,765	1,284,435
Embotelladora Andina SA Series B	79,022	265,058
Embotelladora Andina SA Series B ADR	10,900	218,109
Empresa Nacional de Electricidad SA	351,708	502,827
Empresa Nacional de Electricidad SA Sponsored ADR	72,100	3,054,877
Empresa Nacional de Telecomunicaciones SA	121,071	2,130,333
Empresas CMPC SA	122,353	4,669,140
Empresas Copec SA	367,348	6,302,242
Empresas Iansa SA	2,735,872	207,605
Enersis SA	1,676,555	534,698
Enersis SA Sponsored ADR	191,812	3,024,875
Farmacias Ahumada SA	46,764	200,571
Industrias Forestales SA	54,906	15,488
Lan Airlines SA	33,980	467,118
Lan Airlines SA Sponsored ADR	14,200	189,996
Madeco SA	4,797,247	543,931
Madeco SA Sponsored ADR	26,800	293,192
Masisa SA	4,099,269	870,075
Parque Arauco SA	571,982	635,326
S.A.C.I. Falabella SA	280,132	1,454,111
Sociedad Quimica y Minera de Chile SA Sponsored ADR	7,000	1,365,350
Soquimic Comercial SA	134,454	67,427
Vina de Concha y Toro SA	328,967	664,953
Vina de Concha y Toro SA Sponsored ADR	4,900	195,706
* Vina San Pedro SA	16,383,152	135,130
TOTAL COMMON STOCKS		46,265,699

PREFERRED STOCKS — (0.0%)
Sociedad Quimica y Minera de Chile SA Series B	11,313	220,213

TOTAL — CHILE		46,485,912

3

CHINA — (8.7%)
COMMON STOCKS — (8.7%)
* #	Air China, Ltd.	856,000	$801,628
	Aluminum Corp. of China, Ltd.	30,000	58,195
	Aluminum Corp. of China, Ltd. ADR	30,500	1,485,350
	AMVIG Holdings, Ltd.	320,000	350,472
* #	Angang Steel Co., Ltd.	383,160	1,004,737
*	Anhui Conch Cement Co., Ltd.	98,000	754,737
*	Anhui Expressway Co., Ltd.	168,000	140,384
* #	AviChina Industry and Technology Co., Ltd.	552,000	139,625
* #	Bank of China, Ltd.	10,206,000	4,275,002
#	Bank of Communications Co., Ltd.	2,279,000	2,711,363
*	Baoye Group Co., Ltd.	84,000	71,107
#	Beijing Capital International Airport Co., Ltd.	1,352,000	1,416,936
* #	Beijing Capital Land, Ltd.	330,000	161,932
	Beijing Enterprises Holdings, Ltd.	404,000	1,659,092
* #	Brilliance China Automotive Holdings, Ltd.	2,090,000	412,702
#	Byd Co., Ltd.	383,800	718,232
	Catic Shenzhen Holdings, Ltd.	52,000	39,600
	Chaoda Modern Agriculture	1,825,025	2,047,890
*	China Aerospace International Holdings, Ltd.	822,600	105,587
	China Airlines	1,525,621	822,551
	China Construction Bank Corp.	10,532,000	7,979,634
*	China COSCO Holdings Co., Ltd.	410,000	1,191,309
#	China Everbright International, Ltd.	790,000	377,726
* #	China Everbright, Ltd.	595,400	1,362,696
* #	China Foods, Ltd.	806,000	491,699
#	China Gas Holdings, Ltd.	1,170,000	383,039
#	China Green (Holdings), Ltd.	345,000	396,377
*	China Haidian Holdings, Ltd.	344,000	31,722
#	China Infrastructure Machinery Holdings, Ltd.	212,000	331,170
*	China Insurance International Holdings Co., Ltd.	365,000	943,736
*	China Life Insurance Co., Ltd.	540,000	388,275
*	China Life Insurance Co., Ltd. ADR	84,456	4,905,204
	China Mengniu Dairy Co., Ltd.	539,000	1,453,858
	China Merchants Holdings (International) Co., Ltd.	594,000	3,199,529
* #	China Mining Resources Group, Ltd.	1,564,000	230,156
	China Mobile, Ltd. Sponsored ADR	216,747	16,173,661
*	China National Building Material Co., Ltd.	362,000	1,133,272
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	50,656	3,101,667
*	China Oilfield Services, Ltd.	384,000	747,298
	China Petroleum and Chemical Corp. (Sinopec)	48,000	52,281
	China Petroleum and Chemical Corp. (Sinopec) ADR	44,100	4,826,304
* #	China Pharmaceutical Group, Ltd.	472,000	143,168
#	China Power International Development, Ltd.	1,541,000	583,798
	China Rare Earth Holdings, Ltd.	394,000	87,485
	China Resources Enterprise, Ltd.	1,058,000	3,756,075
	China Resources Power Holdings Co., Ltd.	554,000	1,376,130
	China Shenhua Energy Co., Ltd.	619,000	3,152,942
#	China Shipping Container Lines Co., Ltd.	1,668,300	739,814

4

*	China Shipping Development Co., Ltd.	284,000	$878,403
*	China Southern Airlines Co., Ltd. ADR	6,600	327,360
	China State Construction International Holdings, Ltd.	114,000	204,765
*	China Telecom Corp., Ltd. ADR	57,582	4,227,095
	China Travel International Investment Hong Kong, Ltd.	2,478,000	1,334,637
	China Unicom, Ltd.	42,000	90,052
	China Unicom, Ltd. ADR	155,300	3,297,019
	China Yurun Food Group, Ltd.	401,000	497,404
*	Chongqing Iron and Steel Co., Ltd.	180,000	74,255
*	CITIC 21CN Co., Ltd.	1,004,000	84,251
	Citic Pacific, Ltd.	818,000	4,428,428
*	CITIC Resources Holdings, Ltd.	1,378,000	618,860
	CNOOC, Ltd.	233,000	388,107
	CNOOC, Ltd. ADR	58,900	9,763,853
	CNPC (Hong Kong), Ltd.	2,500,000	1,377,756
	Comba Telecom Systems Holdings, Ltd.	278,000	75,310
	COSCO International Holdings, Ltd.	542,000	426,365
	COSCO Pacific, Ltd.	1,010,000	2,181,001
* #	Dalian Port (PDA) Co., Ltd.	752,000	446,156
	Datang International Power Generation Co., Ltd.	1,122,000	751,334
	Denway Motors, Ltd.	4,312,000	2,179,602
#	Digital China Holdings, Ltd.	110,000	83,297
*	Dongfang Electric Co., Ltd.	50,000	300,022
*	Dongfeng Motor Corp.	2,506,000	1,528,092
#	Dynasty Fine Wines Group, Ltd.	340,000	89,156
*	Enerchina Holdings, Ltd.	237,900	8,735
*	Eveready Industries (India), Ltd.	30,440	38,015
*	First Tractor Co., Ltd.	86,000	60,845
#	FU JI Food & Catering Services	158,000	278,499
#	Geely Automobile Holdings, Ltd.	1,765,000	180,491
	Global Bio-Chem Technology Group Co., Ltd.	1,332,000	548,667
* #	Golden Eagle Retail Group, Ltd.	346,000	357,363
	GOME Electrical Appliances Holdings, Ltd.	869,000	1,911,034
*	Great Wall Motor Co., Ltd.	161,500	187,420
*	Great Wall Technology Co., Ltd.	108,000	28,616
	Guangdong Investment, Ltd.	2,434,000	1,283,801
*	Guangshen Railway Co., Ltd. Sponsored ADR	18,527	596,569
*	Guangzhou Pharmaceutical Co., Ltd.	44,000	36,850
#	Guangzhou R&F Properties Co., Ltd.	254,400	770,917
*	Guangzhou Shipyard International Co., Ltd.	58,000	231,035
	GZI Transport, Ltd.	416,000	217,408
	Hainan Meilan International Airport Co., Ltd.	58,000	67,429
*	Harbin Power Equipment Co., Ltd.	456,000	1,009,370
#	Hengan International Group Co., Ltd.	223,000	878,690
#	HKC (Holdings), Ltd.	3,203,213	716,280
#	Hopson Development Holdings, Ltd.	654,000	1,087,595
* #	Huadian Power International Corp.	1,156,000	388,137
*	Huaneng Power International, Inc. ADR	56,600	1,839,500
* #	Hunan Non-Ferrous Metal Corp., Ltd.	1,562,000	795,151
*	Industrial and Commercial Bank of China (Asia), Ltd.	12,596,000	8,738,592
*	Jiangsu Express Co., Ltd.	1,046,000	977,622
*	Jiangxi Copper Co., Ltd.	295,000	683,386
#	Kingway Brewery Holdings, Ltd.	298,000	73,283
	Lenova Group, Ltd.	2,396,000	1,662,756
#	Li Ning Co., Ltd.	225,000	692,881

5

	Lianhua Supermarket Holdings Co., Ltd.	72,000	$100,336
*	Lingbao Gold Co., Ltd.	56,000	33,276
* #	Maanshan Iron and Steel Co., Ltd.	1,476,000	918,484
#	Mingyuan Medicare Development Co., Ltd.	650,000	115,019
	Minmetals Resources, Ltd.	736,000	334,131
#	Neo-China Land Group (Holdings), Ltd.	461,000	301,555
#	Nine Dragons Paper Holdings, Ltd.	831,000	1,462,928
	PetroChina Co., Ltd. ADR	33,800	4,962,516
#	PICC Property and Casualty Co., Ltd.	1,616,000	1,694,510
	Ping An Insurance (Group) Co. of China, Ltd.	376,500	2,846,912
*	Qingling Motors Co., Ltd.	332,000	59,121
*	Semiconductor Manufacturing International Corp	4,920,000	394,760
*	Semiconductor Manufacturing International Corp. ADR	202,743	819,082
*	Shandong Molong Petroleum Machinery Co., Ltd.	196,000	31,726
*	Shanghai Electric Group Co., Ltd.	1,482,000	1,048,948
#	Shanghai Industrial Holdings, Ltd.	467,000	1,904,377
* #	Shanghai Prime Machinery Co., Ltd.	138,000	43,764
*	Shenji Kunming Machine Tool Co., Ltd.	26,000	31,324
* #	Shenzhen Expressway Co., Ltd.	666,000	620,729
	Shenzhen International Holdings, Ltd.	5,932,500	655,305
	Shenzhen Investment, Ltd.	1,836,000	980,141
*	Shenzhou International Group	267,000	91,029
	Shimao Property Holdings, Ltd.	1,360,000	2,721,018
	Shougang Concord International Enterprises Co., Ltd.	1,942,000	552,082
	Sichuan Expressway Co., Ltd.	260,000	107,366
	SinoCom Software Group, Ltd.	232,000	46,991
#	Sinofert Holdings, Ltd.	764,000	759,355
	Sinolink Worldwide Holdings, Ltd.	1,082,000	181,396
	Sinopec Kantons Holdings, Ltd.	304,000	55,168
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	14,388	670,337
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	1,130,000	331,562
	Sinotrans, Ltd.	1,353,000	419,101
	Skyworth Digital Holdings, Ltd.	628,000	69,420
#	SRE Group, Ltd.	886,000	182,374
	Stone Group Holdings, Ltd.	394,000	31,207
* #	TCL Communication Technology Holdings, Ltd.	1,212,000	45,208
* #	TCL Multimedia Technology Holdings, Ltd.	1,850,000	106,133
* #	Tianjin Capital Environmental Protection	78,000	35,288
	Tianjin Development Holdings, Ltd.	362,000	327,708
* #	Towngas China Co., Ltd.	702,000	314,185
	TPV Technology, Ltd.	1,248,000	747,942
*	Travelsky Technology, Ltd.	498,000	417,958
* #	Tsingtao Brewery Co., Ltd.	104,000	302,504
	Weichai Power Co., Ltd.	76,000	380,478
*	Weiqiao Textile Co., Ltd.	390,500	542,239
*	Xiamen International Port Co., Ltd.	320,000	102,907
*	Xinao Gas Holdings, Ltd.	482,000	891,199
* #	Xiwang Sugar Holdings Co., Ltd.	238,000	109,201
*	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	21,700	1,785,693
	Zhejiang Expressway Co., Ltd.	1,244,000	1,221,394
*	Zhejiang Glass Co., Ltd.	79,000	69,811
*	Zijin Mining Group Co., Ltd.	872,000	1,158,300
* #	ZTE Corp.	79,600	431,057
TOTAL COMMON STOCKS			175,283,219

6

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	14,285	$3,580
*	HKC (Holdings), Ltd. Warrants 11/30/09	95,421	4,415
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	2,110	—
TOTAL RIGHTS/WARRANTS			7,995

TOTAL — CHINA			175,291,214

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	119,417	8,810,442
	Komercni Banka A.S.	21,075	5,154,927
	Phillip Morris CR A.S.	439	190,009
	Telefonica 02 Czech Republic A.S.	147,938	4,636,745
*	Unipetrol A.S.	102,279	1,737,151
#	Zentiva NV	19,900	1,084,276

TOTAL — CZECH REPUBLIC			21,613,550

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
*	Danubius Hotel & Spa NYRT	4,737	207,520
#	Egis Gyogyszergyar NYRT	9,479	972,305
#	EMASZ RT	1,045	148,589
* #	Fotex NYRT	71,030	281,020
	Magyar Telekom Telecommunications P.L.C.	352,892	1,703,120
	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	17,800	427,378
#	MOL Hungarian Oil & Gas NYRT	68,349	9,310,977
#	OTP Bank NYRT	257,898	10,420,982
*	Pannonplast NYRT	42,550	377,774
* #	RABA Automotive Holding NYRT	15,268	160,433
#	Richter Gedeon NYRT	20,632	4,453,604
*	Synergon Information Systems	14,016	125,487
	Zwack Unicum NYRT	611	55,456

TOTAL — HUNGARY			28,644,645

INDIA — (10.1%)
COMMON STOCKS — (10.1%)
*	3M India, Ltd.	2,635	123,465
	Aban Offshore, Ltd.	9,095	919,522
*	Abhishek Industries, Ltd.	93,420	44,660
	Adani Enterprises, Ltd.	86,478	1,473,365
	Aditya Birla Nuvo, Ltd.	28,183	1,182,716
	Adlabs Films, Ltd.	23,621	486,245
	Ador Welding, Ltd.	8,446	36,867
	Aftek, Ltd.	59,619	76,876
*	Agro Tech Foods, Ltd.	8,888	34,973
	Alembic, Ltd.	89,566	120,534
	Alfa Laval (India), Ltd.	2,323	54,629
	Alok Industries, Ltd.	90,537	154,169
	Alstom Projects India, Ltd.	28,137	505,083
	Ambuja Cements, Ltd.	427,009	1,274,294

7

	Amtek Auto, Ltd.	67,650	$507,608
	Ansal Properties & Infrastructure, Ltd.	64,986	342,532
	Apollo Hospitals Enterprise, Ltd.	29,568	360,950
	Apollo Tyres, Ltd.	253,901	274,076
*	Aptech, Ltd.	23,684	133,470
*	Arvind Mills, Ltd.	202,209	243,733
	Asahi India Glass, Ltd.	65,517	140,237
	Asea Brown Boveri India, Ltd.	24,530	698,161
	Ashapura Minechem, Ltd.	37,068	248,884
	Ashok Leyland, Ltd.	734,828	674,711
	Asian Electronics, Ltd.	16,066	104,767
	Asian Hotels, Ltd.	10,213	170,765
	Asian Paints (India), Ltd.	16,667	458,883
	Astra Microwave Products, Ltd.	25,999	70,454
	Aurobindo Pharma, Ltd.	31,075	251,247
	Automotive Axles, Ltd.	5,791	74,467
	Avaya GlobalConnect, Ltd.	6,138	31,574
	Aventis Pharma, Ltd.	10,597	248,457
	Axis Bank, Ltd.	125,013	3,129,504
	Aztecsoft, Ltd.	30,303	59,384
	Bajaj Auto Finance, Ltd.	18,427	191,682
	Bajaj Auto, Ltd.	19,633	1,104,049
	Bajaj Hindusthan, Ltd.	66,763	404,932
	Balaji Telefilms, Ltd.	32,965	171,481
	Ballarpur Industries, Ltd.	110,624	378,469
	Balmer Lawrie & Co., Ltd.	8,790	86,409
*	Balrampur Chini Mills, Ltd.	162,214	372,238
	Bank of Maharashtra, Ltd.	245,477	332,826
	Bank of Rajasthan, Ltd.	77,853	327,517
	Bannari Amman Sugars, Ltd.	3,050	75,642
	BASF India, Ltd.	13,428	77,791
*	Bata India, Ltd.	37,095	150,167
	BEML, Ltd.	17,714	521,304
	Berger Paints India, Ltd.	159,190	160,336
	Bharat Forge, Ltd.	101,270	723,051
	Bharati Shipyard, Ltd.	14,379	225,721
	Bhushan Steel & Strips, Ltd.	24,738	616,573
	Biocon, Ltd.	36,998	405,552
	Birla Corp., Ltd.	47,059	262,027
	Blue Dart Express, Ltd.	6,396	96,072
	Blue Star, Ltd.	30,792	358,638
	BOC India, Ltd.	28,710	112,016
	Bombay Dyeing & Manufacturing Co., Ltd.	14,056	239,530
	Bongaigaon Refinery & Petrochemicals, Ltd.	98,729	152,158
	Bosch Chassis Systems India	8,744	141,647
	Britannia Industries, Ltd.	10,778	364,608
	Cadila Healthcare, Ltd.	58,849	378,821
*	Cambridge Solutions, Ltd.	41,331	52,195
	Carborundum Universal, Ltd.	53,283	191,125
	CCL Products (India), Ltd.	4,124	18,777
	Ceat, Ltd.	21,969	74,725
	Century Enka, Ltd.	7,789	24,255
	Century Textiles & Industries, Ltd.	32,511	642,656
	CESC, Ltd.	34,102	444,144
	Chambal Fertilizers & Chemicals, Ltd.	230,458	329,396

8

*	Chemplast Sanmar, Ltd.	224,492	$55,013
	Chennai Petroleum Corp., Ltd.	63,829	468,259
*	Chi Investments, Ltd.	7,323	—
	Cipla, Ltd.	173,054	886,244
	City Union Bank, Ltd.	224,740	213,593
	Clariant Chemicals (India), Ltd.	4,264	27,991
	CMC, Ltd.	6,389	144,201
	Colgate-Palmolive (India), Ltd.	34,562	318,325
	Coromandel Fertilisers, Ltd.	94,897	297,883
	Cranes Software International, Ltd.	61,637	190,743
	CRISIL, Ltd.	2,715	226,896
	Crompton Greaves, Ltd.	84,481	654,752
	Cummins India, Ltd.	61,033	504,660
	Dabur India, Ltd.	71,014	174,376
*	Dabur Pharma, Ltd.	89,359	139,589
	Dalmia Cement (Bharat), Ltd.	22,766	205,387
	DCM Shriram Consolidated, Ltd.	101,063	178,804
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	56,126	180,663
	Dhampur Sugar Mills, Ltd.	20,664	30,513
*	Dish TV India, Ltd.	104,302	155,978
	Dishman Pharmaceuticals & Chemicals, Ltd.	35,149	253,565
	Divi’s Laboratories, Ltd.	27,075	918,907
	Dr. Reddy’s Laboratories, Ltd.	89,368	1,267,839
	Dr. Reddy’s Laboratories, Ltd. ADR	29,500	422,145
	E.I.D. - Parry (India), Ltd.	43,768	195,486
	Eicher Motors, Ltd.	15,615	108,521
	EIH, Ltd.	193,663	823,602
	Elder Pharmaceuticals, Ltd.	8,586	80,170
	Electrosteel Casings, Ltd.	124,739	177,801
	Elgi Equipments, Ltd.	23,578	34,147
	Esab India, Ltd.	9,613	112,925
*	Escorts, Ltd.	48,967	127,386
*	Essel Propack, Ltd.	64,950	74,132
	Exide Industries, Ltd.	338,304	625,173
	FAG Bearings (India), Ltd.	11,829	167,390
	FDC, Ltd.	127,472	100,878
	Federal Bank, Ltd.	98,700	718,758
	Finolex Cables, Ltd.	94,015	204,944
	Finolex Industries, Ltd.	71,512	134,383
	Gammon India, Ltd.	53,301	649,269
	Geodesic Information Systems, Ltd.	47,471	221,576
	Geometric, Ltd.	29,740	49,613
	GHCL, Ltd.	44,954	135,350
	Gillette India, Ltd.	8,542	186,172
	GlaxoSmithKline Consumer Healthcare, Ltd.	20,848	314,734
	GlaxoSmithKline Pharmaceuticals, Ltd.	16,016	437,722
	Glenmark Pharmaceuticals, Ltd.	53,290	638,875
	Godfrey Phillips India, Ltd.	3,952	125,492
	Godrej Consumer Products, Ltd.	53,277	177,739
	Godrej Industries, Ltd.	85,686	616,777
*	Goetze (India), Ltd.	8,529	18,672
	Graphite India, Ltd.	68,222	90,421
	Great Eastern Shipping Co., Ltd.	85,000	869,257
	Great Offshore, Ltd.	15,364	316,154
	Greaves Cotton, Ltd.	18,476	118,917

9

*	GTL Infrastructure, Ltd.	102,164	$139,027
	GTL, Ltd.	91,093	560,712
	Gujarat Alkalies & Chemicals, Ltd.	38,986	165,512
	Gujarat Ambuja Exports, Ltd.	106,310	154,426
	Gujarat Fluorochemicals, Ltd.	52,434	318,899
	Gujarat Gas Co., Ltd.	28,690	224,938
	Gujarat Narmada Valley Fertilizers Co., Ltd.	86,692	388,012
	Gujarat State Fertilizers & Chemicals, Ltd.	44,440	276,291
	H.E.G., Ltd.	23,274	189,540
	HCL Infosystems, Ltd.	98,929	515,454
	HCL Technologies, Ltd.	107,040	730,447
	HDFC Bank ADR	2,200	240,042
	HDFC Bank, Ltd.	137,419	4,911,193
	Helios & Matheson Information Technology, Ltd.	13,964	30,926
	Hero Honda Motors, Ltd. Series B	69,663	1,313,118
	Hexaware Technologies, Ltd.	73,660	134,996
	Hikal, Ltd.	4,307	42,308
*	Himachal Futuristic Communications, Ltd.	432,213	244,035
	Himatsingka Seide, Ltd.	41,049	81,237
	Hinduja Ventures, Ltd.	10,967	146,653
	Hindustan Construction Co., Ltd.	135,525	551,648
*	Hindustan Motors, Ltd.	84,867	81,646
*	Hindustan Oil Exploration Co., Ltd.	49,978	136,309
	Hindustan Sanitaryware & Industries, Ltd.	12,171	17,260
	Hindustan Unilever, Ltd.	291,009	1,633,911
	Honeywell Automation India, Ltd.	3,195	137,185
	Hotel Leelaventure, Ltd.	217,449	272,255
	HTMT Global Solutions, Ltd.	10,967	82,181
	ICI India, Ltd.	22,181	309,804
	ICICI Bank Sponsored ADR	254,253	13,180,476
	iGate Global Solutions, Ltd.	12,732	130,454
	India Cements, Ltd.	144,820	744,372
	India Glycols, Ltd.	13,721	95,716
	Indiabulls Financial Services, Ltd.	105,042	1,584,368
*	Indiabulls Real Estate, Ltd.	87,037	1,350,193
*	Indiabulls Financial Service	105,042	316,714
	Indian Hotels Co., Ltd.	393,944	1,219,990
	Indo Rama Synthetics (India), Ltd.	52,177	56,375
	Indoco Remedies, Ltd.	5,448	37,284
	IndusInd Bank, Ltd.	150,435	367,681
	Industrial Development Bank of India, Ltd.	329,846	958,170
	Infomedia India, Ltd.	10,900	61,308
	Infosys Technologies, Ltd.	159,671	6,089,963
	Infotech Enterprises, Ltd.	17,652	120,824
	Ipca Laboratories, Ltd.	15,138	234,184
*	Ispat Industries, Ltd.	145,697	154,253
	ITC, Ltd.	767,430	3,819,740
	IVRCL Infrastructures & Projects, Ltd.	56,278	649,461
	J.B. Chemicals & Pharmaceuticals, Ltd.	49,343	71,971
	Jain Irrigation Systems, Ltd.	23,113	408,796
	Jaiprakash Associates, Ltd.	170,285	1,116,651
	Jammu & Kashmir Bank, Ltd.	28,063	488,467
	JBF Industries, Ltd.	35,709	125,788
	Jet Airways (India), Ltd.	38,723	699,640
	Jindal Poly Films, Ltd.	15,442	83,589

10

*	Jindal Saw, Ltd.	27,561	$592,953
	Jindal Stainless, Ltd.	85,928	330,946
	Jindal Steel & Power, Ltd.	70,610	3,991,539
	JK Tyre and Industries, Ltd.	13,191	45,405
	JSW Steel, Ltd.	61,835	1,618,790
	Jubilant Organosys, Ltd.	65,603	580,395
	Jyoti Structures, Ltd.	32,390	163,873
	K.S.B. Pumps, Ltd.	6,634	59,595
	Kajaria Ceram	53,853	40,150
	Karnataka Bank, Ltd.	70,184	455,087
	Karur Vysya Bank, Ltd.	30,439	325,250
	KEC International, Ltd.	12,355	224,577
	Kesoram Industries, Ltd.	25,880	256,352
	Kirloskar Oil Engines, Ltd.	111,764	312,021
	Kohinoor Foods, Ltd.	10,000	27,334
*	Konark Minerals, Ltd.	70,554	10,667
	KPIT Cummins Infosystems, Ltd.	39,860	81,769
	Lakshmi Machine Works, Ltd.	4,604	231,385
	Lanxess ABS, Ltd.	17,327	85,444
	Larsen & Toubro, Ltd.	45,846	3,980,485
	LIC Housing Finance, Ltd.	49,892	377,272
	Lupin, Ltd.	30,110	411,635
	Madras Cements, Ltd.	3,597	321,008
	Maharashtra Scooters, Ltd.	2,000	16,100
	Maharashtra Seamless, Ltd.	28,209	234,556
	Mahindra & Mahindra, Ltd.	105,836	1,802,136
	Mahindra Lifespace Developers, Ltd.	19,591	273,339
	Mahindra Ugine Steel Co., Ltd.	12,400	22,063
	Mangalam Cement, Ltd.	13,880	48,215
	Mangalore Refinery & Petrochemicals, Ltd.	364,184	769,977
	Marico, Ltd.	173,680	269,311
	Maruti Suzuki India, Ltd.	46,342	989,559
	Mastek, Ltd.	20,667	138,995
*	Matrix Laboratories, Ltd.	84,937	400,774
*	MAX India, Ltd.	51,607	254,833
*	McDowell Holdings, Ltd.	2,935	16,619
*	Megasoft, Ltd.	4,829	12,707
	Mercator Lines, Ltd.	96,003	239,121
	Merck, Ltd.	6,714	58,996
	Micro Inks, Ltd.	1,512	11,377
	MIRC Electronics, Ltd.	60,413	34,415
	Mirza International, Ltd.	39,745	19,770
	Monnet Ispat, Ltd.	21,225	239,560
	Monsanto India, Ltd.	4,435	197,455
	Moser Baer (India), Ltd.	123,267	535,284
	Motherson Sumi Systems, Ltd.	99,562	262,525
	Motor Industries Co., Ltd.	5,376	509,218
	Mphasis, Ltd.	55,499	310,835
	MRF, Ltd.	2,157	242,102
	Mukand, Ltd.	49,759	121,607
	Mukta Arts, Ltd.	2,950	10,408
*	Mysore Cements, Ltd.	87,234	85,243
	Nagarjuna Construction Co., Ltd.	118,123	788,053
*	Nagarjuna Fertilizers & Chemicals, Ltd.	223,343	280,867
*	Nahar Capital & Financial Services, Ltd.	9,759	—

11

*	Nahar Exports, Ltd.	15,371	$9,543
	Nahar Spinning Mills, Ltd.	21,836	37,009
	Natco Pharma, Ltd.	10,444	28,492
	Navneet Publications (India), Ltd.	50,750	152,109
*	NELCO, Ltd.	8,380	23,512
*	Netflier Finco, Ltd.	4,397	4,065
	Nicholas Piramal India, Ltd.	86,314	579,789
	NIIT Technologies, Ltd.	35,350	113,523
	NIIT, Ltd.	131,535	400,763
	Nirma, Ltd.	70,348	320,069
	NOCIL, Ltd.	79,587	59,912
*	NPIL Research & Development	8,631	—
	Nucleus Software Exports, Ltd.	12,516	86,452
	OCL India, Ltd.	23,518	127,325
*	OCL Iron & Steel, Ltd.	70,554	10,667
*	Octav Invest	988	—
	Omax Autos, Ltd.	24,208	33,545
	Opto Circuits India, Ltd.	33,865	344,259
	Orchid Chemicals & Pharmaceuticals, Ltd.	40,327	250,387
	Oriental Paper and Industries, Ltd.	70,870	86,190
	Panacea Biotec, Ltd.	31,106	245,851
	Pantaloon Retail India, Ltd.	8,100	104,742
	Patel Engineering, Ltd.	18,207	340,748
	Patni Computer Systems, Ltd.	58,163	343,230
	Petronet LNG, Ltd.	383,159	694,128
	Pfizer, Ltd.	15,293	255,158
	Pidilite Industries, Ltd.	95,780	378,300
	Polaris Software Lab, Ltd.	59,814	129,799
	Praj Industries, Ltd.	47,766	208,187
	Pricol, Ltd.	37,006	22,955
	Prism Cements, Ltd.	160,404	189,839
	Proctor & Gamble Hygiene & Health Care, Ltd.	3,614	65,446
	PSL, Ltd.	19,585	181,218
	PTC India, Ltd.	110,103	319,837
*	Punjab Tractors, Ltd.	11,028	77,010
	Radico Khaitan, Ltd.	41,971	112,370
*	Rain Commodities, Ltd.	25,235	130,913
	Rallis India, Ltd.	8,513	89,915
*	Rama Newsprint & Papers, Ltd.	31,486	25,330
	Ranbaxy Laboratories, Ltd.	135,039	1,490,299
	Raymond, Ltd.	35,742	300,451
*	REI Agro, Ltd.	24,462	880,653
	Reliance Capital, Ltd.	8,237	368,001
	Reliance Communications, Ltd.	858,243	12,158,428
	Reliance Energy, Ltd.	69,057	2,662,698
	Reliance Industrial Infrastructure, Ltd.	5,844	198,340
	Reliance Industries, Ltd.	492,942	29,989,626
*	Reliance Natural Resources, Ltd.	164,752	536,790
	Rico Auto Industries, Ltd.	48,462	41,628
	Rolta India, Ltd.	86,762	645,900
	Ruchi Soya Industries, Ltd.	91,395	267,795
	Sakthi Sugars, Ltd.	22,108	41,694
*	Saregama India, Ltd.	9,635	41,016
	Satyam Computer Services, Ltd.	212,500	2,271,770
	Satyam Computer Services, Ltd. ADR	48,100	1,201,538

12

*	SEAMEC, Ltd.	15,622	$65,534
*	Selectron EMS India, Ltd.	2,779	—
	Sesa GOA, Ltd.	13,586	1,161,150
	Shanthi Gears, Ltd.	58,867	101,136
	Shasun Chemicals & Drugs, Ltd.	38,885	58,690
	Shree Cement, Ltd.	8,847	263,686
	Shree Precoated Steel, Ltd.	31,482	187,651
	Shriram Transport Finance Co., Ltd.	96,187	924,227
*	Shyam Telekink, Ltd.	102,354	11,304
*	Sicagen India, Ltd.	24,134	—
*	Sical Logistics, Ltd.	24,134	130,744
	Siemens India, Ltd.	23,318	469,627
	SKF India, Ltd.	26,925	238,367
*	Solectron Centum Electronics, Ltd.	5,559	18,103
	Sona Koyo Steering Systems, Ltd.	35,758	45,867
	Sonata Software, Ltd.	72,784	71,855
	South India Bank, Ltd.	36,148	162,047
	SREI Infrastructure Finance, Ltd.	74,280	349,688
	SRF, Ltd.	33,988	98,361
*	SSI, Ltd.	8,856	31,163
	Sterling Biotech, Ltd.	99,402	376,032
*	Sterlite Industries (India), Ltd. Series A	133,272	2,748,601
	Sterlite Technologies, Ltd.	30,427	151,684
	Strides Arcolab, Ltd.	16,893	66,236
	Subex, Ltd.	9,445	62,563
	Subros, Ltd.	30,695	34,013
*	Sun Pharma Advanced Research Co., Ltd.	19,040	45,682
	Sun Pharmaceuticals Industries, Ltd.	19,040	575,664
	Sundaram-Clayton, Ltd.	6,924	111,690
	Sundram Fastners, Ltd.	105,224	101,766
	Supreme Industries, Ltd.	6,900	43,550
	Supreme Petrochem, Ltd.	73,968	45,734
*	Swaraj Engines, Ltd.	10,500	76,442
	Syndicate Bank	274,612	658,078
	Taj GVK Hotels and Resorts, Ltd.	27,604	90,432
	Tata Chemicals, Ltd.	101,105	817,785
	Tata Communications, Ltd.	46,062	506,355
#	Tata Communications, Ltd. ADR	10,400	257,920
	Tata Consultancy Services, Ltd.	55,938	1,208,943
	Tata Elxsi, Ltd.	12,000	60,393
	Tata Investment Corp., Ltd.	12,815	180,311
	Tata Metaliks, Ltd.	23,524	93,134
	Tata Motors, Ltd.	125,099	2,156,167
	Tata Power Co., Ltd.	41,843	1,433,736
	Tata Steel, Ltd. (6101156)	141,667	2,797,180
*	Tata Steel, Ltd. (B28Z5L6)	106,250	354,720
	Tata Tea, Ltd.	11,489	232,476
*	Tata Teleservices Maharashtra, Ltd.	570,372	491,826
	Tele Data Informatics, Ltd.	79,217	41,225
*	Teledata Marine Solutions, Ltd.	39,608	33,902
*	Teledata Technology Solution	39,608	33,902
	Texmaco, Ltd.	7,927	316,660
	The Zandu Pharmaceutical Works, Ltd.	325	54,094
	Thermax, Ltd.	35,934	586,736
	Thomas Cook (India), Ltd.	75,993	150,190

13

*	Tinplate Company of India, Ltd.	35,844	$40,727
	Titan Industries, Ltd.	11,254	302,406
	Torrent Pharmaceuticals, Ltd.	42,919	166,642
	Torrent Power, Ltd.	87,043	315,417
	Trent, Ltd.	9,713	137,567
	Tube Investments of India, Ltd.	98,973	150,129
	TVS Motor Co., Ltd.	101,084	108,055
	Unichem Laboratories, Ltd.	18,017	67,764
	Unitech, Ltd.	256,490	2,262,756
	United Phosphorus, Ltd.	88,745	731,551
	United Spirits, Ltd.	19,192	799,350
	Usha Martin, Ltd.	125,845	299,142
*	Uttam Galva Steels, Ltd.	53,907	60,988
	Vardhman Textiles, Ltd.	26,377	77,259
	Varun Shipping Co.	91,874	176,827
	Vesuvius India, Ltd.	5,903	34,382
	Videocon Industries, Ltd.	4,542	47,010
	Voltas, Ltd.	86,300	430,273
*	Welspun India, Ltd.	36,850	56,530
	Welspun-Gujarat Stahl Rohren, Ltd.	61,300	662,660
	Wipro, Ltd.	88,714	950,902
	Wipro, Ltd. ADR	4,700	54,238
*	Wire & Wireless India, Ltd.	90,698	106,237
	Wockhardt, Ltd.	47,988	396,956
	Wyeth, Ltd.	13,354	166,744
	Zee Entertainment Enterprises, Ltd.	189,430	1,125,129
*	Zee News, Ltd.	82,009	103,477
	Zensar Technologies, Ltd.	11,384	35,925
	Zuari Industries, Ltd.	19,017	145,744
TOTAL COMMON STOCKS			204,481,922

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	97,131	18,375

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	78,788	108,885
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RB1FRT61)	39,394	—
TOTAL RIGHTS/WARRANTS			108,885

TOTAL — INDIA			204,609,182

INDONESIA — (2.9%)
COMMON STOCKS — (2.9%)
	PT Apexindo Pratama Tbk	1,663,500	326,897
*	PT Asahimas Flat Glass Tbk	126,500	42,809
	PT Astra Agro Lestari Tbk	313,000	1,066,842
	PT Astra Graphia Tbk	879,000	49,221
	PT Astra International Tbk	2,023,000	6,070,023
*	PT Bakrie & Brothers Tbk	19,706,500	729,795
*	PT Bakrieland Development Tbk	15,358,500	1,097,140
	PT Bank Central Asia Tbk	10,980,000	4,240,483
	PT Bank Danamon Indonesia Tbk	2,252,000	1,854,280
	PT Bank Niaga Tbk	9,493,000	774,237

14

*	PT Bank Pan Indonesia Tbk	12,196,500	$851,008
	PT Berlian Laju Tanker Tbk	4,177,000	1,096,286
	PT Bhakti Investama Tbk	8,600,850	665,460
	PT Budi Acid Jaya Tbk	2,800,500	86,024
	PT Bumi Resources Tbk	11,259,500	9,289,862
	PT Charoen Pokphand Indonesia Tbk	1,258,832	133,367
*	PT Ciputra Surya Tbk	2,291,000	192,438
	PT Citra Marga Nusaphala Persada Tbk	2,369,000	424,059
*	PT Clipan Finance Indonesia Tbk	490,000	16,174
*	PT Davomas Adabi Tbk	4,583,000	145,831
*	PT Delta Dunia Petronda Tbk	2,117,500	253,689
*	PT Energi Mega Persada Tbk	6,472,000	947,607
	PT Enseval Putera Megatrading Tbk	1,940,500	132,906
	PT Global Mediacom Tbk	6,630,000	637,555
	PT Gudang Garam Tbk	895,000	771,864
*	PT Hanson International Tbk	13,121,500	117,337
*	PT Holcim Indonesia Tbk	6,524,000	968,634
	PT Indocement Tunggal Prakarsa Tbk	1,498,500	1,218,132
	PT Indofood Sukses Makmur Tbk	6,544,000	2,051,627
	PT Indosat Tbk	433,500	317,953
	PT Indosat Tbk ADR	38,570	1,432,875
	PT International Nickel Indonesia Tbk	2,240,000	2,281,100
*	PT Intiland Development Tbk	1,077,000	79,008
	PT Jaya Real Property Tbk	352,500	47,107
	PT Kalbe Farma Tbk	7,288,500	830,192
*	PT Kawasan Industry Jababeka Tbk	10,229,000	190,223
	PT Lippo Karawaci Tbk	10,148,750	809,738
	PT Matahari Putra Prima Tbk	3,583,400	236,840
	PT Mayorah Indah Tbk	680,500	110,657
	PT Medco Energi International Tbk	2,557,000	1,130,418
	PT Mitra Adiperkasa Tbk	1,232,500	88,086
*	PT Panin Insurance Tbk	3,559,000	102,626
*	PT Panin Life Tbk	16,175,000	286,556
	PT Petrosea Tbk	93,500	53,538
*	PT Polychem Indonesia Tbk	2,509,000	38,153
	PT Ramayana Lestari Sentosa Tbk	4,088,500	359,246
	PT Samudera Indonesia Tbk	117,000	65,556
	PT Semen Gresik Tbk	1,435,000	818,221
	PT Sinar Mas Agro Resources & Technology Tbk	1,152,500	1,267,423
*	PT Sumalindo Lestari Jaya Tbk	600,500	170,152
	PT Summarecon Agung Tbk	2,068,266	201,795
*	PT Suryainti Permata Tbk	999,500	200,799
	PT Telekomunikasi Indonesia Tbk	1,296,000	1,371,890
	PT Telekomunikasi Indonesia Tbk Sponsored ADR	107,412	4,582,196
	PT Tempo Scan Pacific Tbk	3,505,000	242,740
	PT Timah Tbk	483,500	1,688,138
	PT Trias Sentosa Tbk	2,750,000	55,852
	PT Trimegah Sec Tbk	5,343,500	144,443
	PT Tunas Ridean Tbk	620,000	70,126
	PT Unilever Indonesia Tbk	976,500	720,659
	PT United Tractors Tbk	1,666,000	2,382,942
TOTAL COMMON STOCKS			58,628,835

15

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	1,246,350	$57,058
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	311,166	4,977
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	439,425	2,763
*	PT Summarecon Agung Tbk Rights 06/21/10	147,733	4,074
TOTAL RIGHTS/WARRANTS			68,872

TOTAL — INDONESIA			58,697,707

ISRAEL — (2.6%)
COMMON STOCKS — (2.6%)
*	Africa Israel Industries, Ltd.	5,070	372,724
	Africa-Israel Investments, Ltd.	9,138	583,194
	Alony Hetz Properties & Investments, Ltd.	53,586	173,473
*	Alvarion, Ltd.	51,152	380,237
*	Alvarion, Ltd. ADR	2,700	20,439
*	American Israeli Paper Mills, Ltd.	3,330	212,779
	Analyst IMS Investment Management Services, Ltd.	6,498	75,848
*	AudioCodes, Ltd.	21,307	87,875
*	AudioCodes, Ltd. ADR	8,275	35,003
	Azorim Investment Development & Construction Co., Ltd.	16,855	209,960
	Bank Hapoalim B.M.	664,362	2,838,635
	Bank Leumi Le-Israel	594,374	2,730,903
	Baran Group, Ltd.	10,025	190,791
	Bezeq Israeli Telecommunication Corp., Ltd.	1,181,784	2,171,764
	Blue Square Chain Investments and Properties, Ltd.	7,827	55,603
	Blue Square-Israel, Ltd.	32,009	326,381
	Clal Industries, Ltd.	81,002	400,698
	Clal Insurance Enterprise Holdings, Ltd.	30,194	659,603
	Dan Vehicle & Transportation DVT, Ltd.	15,780	130,013
	Danya Cebus, Ltd.	14,928	167,979
	Delek Automotive Systems, Ltd.	36,547	524,106
	Delek Drilling LP, Ltd.	454,022	251,365
*	Delta-Galil Industries, Ltd.	21,169	111,518
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	28,126	115,996
	Discount Investment Corp.	40,684	1,058,265
	Elbit Medical Imaging, Ltd.	8,168	352,002
	Elbit Systems, Ltd.	18,089	1,008,615
*	Electra (Israel), Ltd.	2,814	364,417
*	Elron Electronic Industries, Ltd.	31,503	295,755
*	First International Bank of Israel, Ltd.	70,278	172,356
	FMS Enterprises Migun, Ltd.	5,052	130,732
*	Formula Systems, Ltd.	8,685	107,950
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	50,100	408,119
*	Hamlet (Israel-Canada), Ltd.	11,772	118,092
*	Hot-Cable Systems Media, Ltd.	43,520	616,094
*	Housing & Construction Holding Co., Ltd.	172,519	303,731
	IBI Investment House, Ltd.	5,207	54,040
	IDB Development Corp., Ltd. Series A	30,471	925,864
	Industrial Building Corp., Ltd.	57,834	146,012
	Israel Chemicals, Ltd.	236,328	3,207,809
	Israel Petrochemical Enterprises, Ltd.	11,901	90,415
*	Israel Salt Industries, Ltd.	37,978	204,563
	Ituran Location & Control, Ltd.	9,288	99,573
*	Jerusalem Oil Exploration, Ltd.	12,019	187,649

16

*	Knafaim Arkia Holdings, Ltd.	5,307	$48,665
	Koor Industries, Ltd.	10,343	729,096
	Leader Holding & Investments, Ltd.	70,156	122,498
*	Magal Security Systems, Ltd.	9,733	64,306
*	Magic Software Enterprises, Ltd.	15,706	30,012
*	Makhteshim-Agan Industries, Ltd.	369,264	3,077,913
*	Metalink, Ltd.	4,078	11,511
	Migdal Insurance Holdings, Ltd.	361,233	542,672
	Mivtach Shamir Holdings, Ltd.	13,239	391,104
*	Naphtha Israel Petroleum Corp.	193,874	92,154
*	Neto M.E. Holdings, Ltd.	2,992	98,061
*	NICE Systems, Ltd.	8,520	273,071
*	NICE Systems, Ltd. Sponsored ADR	35,075	1,132,221
*	OCIF Investments and Development, Ltd.	1,386	32,819
*	Orckit Communications, Ltd.	12,357	98,379
	Ormat Industries, Ltd.	73,883	958,169
	Osem Investment, Ltd.	26,471	301,344
	Partner Communications Co., Ltd.	24,379	512,340
	Partner Communications Co., Ltd. ADR	11,213	237,267
*	Property and Building Corp., Ltd.	1,919	192,202
*	RADVision, Ltd.	11,172	86,370
*	Retalix, Ltd.	24,735	401,047
*	Scailex Corp., Ltd.	41,807	401,924
*	Strauss Group, Ltd.	19,577	274,307
	Super-Sol, Ltd. Series B	144,304	609,220
	Teva Pharmaceutical Industries, Ltd.	11,056	539,906
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	350,630	17,205,414
*	The Israel Land Development Co., Ltd.	13,079	97,221
*	Tower Semiconductor, Ltd.	99,533	97,688
	Union Bank of Israel, Ltd.	62,696	317,528
	United Mizrahi Bank, Ltd.	187,160	1,420,995
	Urdan Industries, Ltd.	105,816	130,270
*	VeriFone Holdings, Inc.	1	2

TOTAL — ISRAEL			53,206,636

MALAYSIA — (4.6%)
COMMON STOCKS — (4.6%)
	Aeon Co. Berhad	73,200	216,678
	Affin Holdings Berhad	837,600	581,036
*	Airasia Berhad	770,000	372,688
	Alliance Financial Group Berhad	660,300	586,151
	Al-’Aqar KPJ REIT	10,395	3,123
*	AMBD Berhad	700,900	53,508
	AMMB Holdings Berhad	1,808,550	2,079,779
	Amway (Malaysia) Holdings Berhad	63,300	129,312
	Ancom Berhad	194,800	57,964
	Ann Joo Resources Berhad	364,650	358,828
	APM Automotive Holdings Berhad	79,800	54,634
	Asas Dunia Berhad	135,000	39,727
	Asia Pacific Land Berhad	531,500	57,185
	Asiatic Development Berhad	285,300	820,165
	Bandar Raya Developments Berhad	524,900	299,539
	Batu Kawan Berhad	281,750	993,096
	Berjaya Corp. Berhad	1,537,900	561,558

17

*	Berjaya Corp. Berhad ICULS	1,502,497	$317,479
	Berjaya Land Berhad	692,300	1,269,687
	Berjaya Sports Toto Berhad	458,000	731,969
	Bernas Padiberas Nasional Berhad	496,800	317,726
	Bimb Holdings Berhad	470,000	183,252
	Bolton Properties Berhad	252,900	72,328
	Boustead Holdings Berhad	566,300	869,663
	British American Tobacco Berhad	57,600	771,451
	Bumiputra-Commerce Asset Holdings Berhad	1,095,307	3,551,633
	Cahya Mata Sarawak Berhad	181,500	114,197
	Carlsberg Brewery Malaysia Berhad	165,000	206,745
	Cement Industries of Malaysia Berhad	137,000	232,165
	Chemical Co. of Malaysia Berhad	111,000	92,173
	Choo Bee Metal Industries Berhad	61,200	41,262
*	Damansara Realty Berhad	760,500	62,667
	Digi.Com Berhad	137,600	1,022,612
	Dijaya Corp. Berhad	54,000	21,677
	DNP Holdings Berhad	286,900	117,947
	DRB-Hicom Berhad	1,037,400	450,617
	Dreamgate Corp. Berhad	402,000	57,754
	Dutch Lady Milk Industries Berhad	24,800	97,726
	Eastern & Oriental Berhad (6468754)	333,733	236,447
	Eastern & Oriental Berhad (B19ZLW1)	72,949	57,090
	Eastern Pacific Industrial Corp. Berhad	116,400	71,695
	ECM Libra Financial Group Berhad	568,052	150,516
	Encorp Berhad	62,000	24,882
	EON Capital Berhad	413,100	645,752
	Esso Malaysia Berhad	152,600	100,473
	Faber Group Berhad	176,500	55,668
*	Fountain View Development Berhad	31,500	2,169
	Fraser & Neave Holdings Berhad	151,400	368,418
	Gamuda Berhad	1,377,600	1,674,933
	General Corp. Berhad	244,600	90,274
	Genting Berhad	1,654,400	3,499,635
	Globetronics Technology Berhad	778,100	55,375
	Glomac Berhad	160,000	58,421
	Gold IS Berhad	215,900	120,006
	Grand United Holdings Berhad	274,800	58,605
	Guiness Anchor Berhad	116,600	196,019
	GuocoLand (Malaysia) Berhad	486,500	309,098
	Hap Seng Consolidated Berhad	463,500	363,797
	Hock Seng Lee Berhad	240,000	70,456
	Hong Leong Bank Berhad	468,600	813,532
	Hong Leong Financial Group Berhad	309,500	448,137
	Hong Leong Industries Berhad	147,800	183,754
*	Hovid Berhad	395,000	34,217
	Hume Industries (Malaysia) Berhad	99,900	115,961
	Hunza Properties Berhad	97,600	72,383
	Hwang-DBS (Malaysia) Berhad	123,200	72,768
	IGB Corp. Berhad	1,031,500	610,970
	IJM Corp. Berhad	818,750	1,838,373
	IJM Plantations Berhad	517,900	671,484
*	Insas Berhad	358,500	65,038
	Integrated Logistics Berhad	176,700	47,737
	IOI Corp. Berhad	1,144,750	2,847,227

18

	IOI Properties Berhad	128,800	$510,835
*	Jaks Resources Berhad	327,000	105,982
	Jaya Tiasa Holdings Berhad	149,625	171,000
	JT International Berhad	10,000	11,796
	K & N Kenanga Holdings Berhad	343,400	88,044
*	Karambunai Corp. Berhad	2,658,900	85,584
	Keck Seng (Malaysia) Berhad	205,400	287,962
	KFC Holdings (Malaysia) Berhad	120,300	216,845
	Kian Joo Can Factory Berhad	370,080	142,488
	Kim Hin Industry Berhad	71,300	30,207
	Kim Loong Resources Berhad	74,800	84,705
	KLCC Property Holdings Berhad	640,000	630,371
	KNM Group Berhad	446,100	839,177
	Knusford Berhad	37,000	17,300
	KPJ Healthcare Berhad	148,500	147,670
	KSL Holdings Berhad	226,266	85,053
	Kuala Lumpur Kepong Berhad	275,850	1,581,932
*	Kub Malaysia Berhad	790,900	169,059
	Kuchai Development Berhad	140,800	42,142
	Kulim Malaysia Berhad	197,000	549,639
*	Kumpulan Europlus Berhad	295,800	47,216
*	Kumpulan Hartanah Selangor Berhad	460,700	93,319
*	Kurnia Asia Berhad	571,000	149,424
	Kurnia Setia Berhad	15,000	14,373
	Ladang Perbadanan-Fima Berhad	19,000	22,315
	Lafarge Malayan Cement Berhad	333,000	536,111
*	Land & General Berhad	1,077,500	112,054
	Landmarks Berhad	530,200	415,181
*	LBS Bina Group Berhad	400,000	56,598
	Leader Universal Holdings Berhad	482,800	138,597
	Leong Hup Holdings Berhad	306,100	108,439
	Lingkaran Trans Kota Holdings Berhad	312,600	371,180
*	Lion Corp Berhad	574,900	92,222
	Lion Diversified Holdings Berhad	338,000	165,573
	Lion Industries Corp. Berhad	488,500	298,046
	Loh and Loh Corp Berhad	10,000	14,585
	MAA Holdings Berhad	269,800	106,788
	Magnum Corp. Berhad	1,020,700	1,058,964
	Malayan Banking Berhad	1,984,125	5,600,732
	Malaysia Building Society Berhad	303,800	102,792
*	Malaysian Airlines System Berhad	320,133	409,067
	Malaysian Bulk Carriers Berhad	486,625	618,816
	Malaysian Pacific Industries Berhad	95,900	265,200
*	Malaysian Resources Corp. Berhad	1,208,800	745,271
	Manulife Insurance (M) Berhad	80,100	72,911
*	Matrix International Berhad	79,900	12,142
	MBM Resources Berhad	188,100	176,472
*	Measat Global Berhad	266,000	130,048
	Media Prima Berhad	628,200	471,778
	Mega First Corp. Berhad	145,000	56,175
	Melewar Industrial Group Berhad	140,133	48,595
*	MEMS Technology Berhad	397,000	17,741
	Metro Kajang Holdings Berhad	31,300	12,990
	MISC Berhad	826,100	2,260,783
	MK Land Holdings Berhad	883,100	164,419

19

	MMC Corp. Berhad	792,800	$930,373
	MNRB Holdings Berhad	146,300	220,747
	MTD ACPI Engineering Berhad	166,600	79,929
	MTD Infraperdana Berhad	1,069,100	252,555
	Muhibbah Engineering Berhad	225,000	212,195
*	Mulpha International Berhad	1,197,800	381,493
	Naim Cendera Berhad	105,600	118,259
*	Naluri Berhad	262,900	59,835
	NCB Holdings Berhad	89,000	84,268
	Nestle (Malaysia) Berhad	42,900	352,367
	New Straits Times Press (Malaysia) Berhad	139,200	77,508
	Notion VTEC Berhad	464,000	59,979
	NTPM Holdings Berhad	238,500	34,118
	Nylex (Malaysia) Berhad	108,400	44,979
	Oriental Holdings Berhad	346,400	621,798
	OSK Holdings Berhad	480,866	288,886
	OSK Ventures Interantional Berhad	11,000	4,851
	P.I.E. Industrial Berhad	54,600	86,389
	Pacificmas Berhad	134,600	178,479
*	Pan Malaysia Cement Works Berhad	639,000	38,483
	Panasonic Manufacturing Malaysia Berhad	42,000	142,609
	Paramount Corp. Berhad	51,000	36,069
*	Parkson Holdings Berhad	461,150	1,111,548
	PBA Holdings Berhad	172,500	64,516
	Pelikan International Corp. Berhad	126,440	156,067
	Petronas Dagangan Berhad	384,400	1,003,529
	Petronas Gas Berhad	289,300	907,701
	PJ Development Holdings Berhad	440,000	92,252
	Plus Expressways Berhad	673,200	652,373
*	Pos Malaysia & Services Holdings Berhad	567,400	355,687
	PPB Group Berhad	600,500	2,008,960
	Protasco Berhad	260,000	72,606
*	Proton Holdings Berhad	412,200	522,614
	Puncak Niaga Holdings Berhad	224,960	306,724
	QL Resources Berhad	194,400	227,671
*	Ramunia Holdings Berhad	207,696	102,330
	Ranhill Berhad	380,700	201,902
	Ranhill Utilities Berhad	190,300	163,219
*	RB Land Holdings Berhad	371,300	264,317
	Resorts World Berhad	1,246,000	1,441,102
	RHB Capital Berhad	230,900	354,214
*	Salcon Berhad	220,600	61,612
	Sarawak Energy Berhad	773,400	504,395
	Sarawak Oil Palms Berhad	48,100	88,283
	Scientex, Inc. Berhad	120,564	43,117
	Scomi Group Berhad	939,400	308,273
	Selangor Dredging Berhad	366,400	89,864
	Shangri-La Hotels (Malaysia) Berhad	297,200	227,270
	Shell Refining Co. Federation of Malaysia Berhad	219,700	758,743
	SHL Consolidated Berhad	202,800	102,403
*	Sime Darby Berhad	1,451,840	5,271,983
	SP Setia Berhad	712,500	1,095,708
	Star Publications (Malaysia) Berhad	645,200	704,304
	Subur Tiasa Holdings Berhad	113,200	122,232
	Sunrise Berhad	260,728	189,779

20

	Sunway City Berhad	279,500	$256,705
*	Sunway Holdings Berhad	669,400	293,555
	Supermax Corp. Berhad	307,500	166,028
	Suria Capital Holdings Berhad	198,450	165,050
	Symphony House Berhad	101,160	9,357
	Ta Ann Holdings Berhad	90,320	182,153
	TA Enterprise Berhad	1,279,400	441,236
*	Talam Corp. Berhad	700,900	47,026
	Tan Chong Motor Holdings Berhad	576,900	336,143
	TDM Berhad	188,700	121,258
*	Tebrau Teguh Berhad	526,100	146,620
	Telekom Malaysia Berhad	497,900	1,757,747
	Tenaga Nasional Berhad	631,025	1,770,527
	TH Group Berhad	450,400	107,863
	Thong Guan Industries Berhad	61,800	15,786
*	Time Dotcom Berhad	1,887,800	321,959
*	Time Engineering Berhad	592,700	79,610
	Top Glove Corp. Berhad	117,440	184,251
	Tradewinds (Malaysia) Berhad	147,600	178,471
	Tradewinds Plantation Berhad	425,100	516,885
*	Transmile Group Berhad	76,800	43,614
	TRC Synergy Berhad	133,400	83,157
	UAC Berhad	22,764	30,212
	Uchi Technologies Berhad	171,300	110,816
*	UEM Builders Berhad	559,500	213,087
	UEM World Berhad	445,300	477,856
	UMW Holdings Berhad	506,800	1,102,635
	Unico-Desa Plantations Berhad	924,193	306,134
	Unisem (M) Berhad	464,600	213,292
	United Malacca Rubber Estates Berhad	103,100	255,684
	United Plantations Berhad	97,400	431,803
*	United U-Li Corp. Berhad	155,100	18,457
*	Utama Banking Group Berhad	178,160	131,060
	Utusan Melayu (Malaysia) Berhad	50,400	16,990
	VADS Berhad	35,200	61,866
	VS Industry Berhad	131,145	124,988
	Wah Seong Corp. Berhad	230,625	157,274
	WTK Holdings Berhad	397,750	283,174
	YTL Corp. Berhad	753,200	1,797,643
	YTL e-Solutions Berhad	713,500	106,673
	YTL Power International Berhad	1,321,126	1,040,449
	Yu Neh Huat Berhad	365,300	287,204
	Zelan Berhad	193,400	199,239
TOTAL COMMON STOCKS			93,138,723

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	196,605	54,159
*	Matrix International Berhad Rights 03/06/08	19,975	94
*	Salcon Berhad Warrants 05/17/14	55,150	10,013
*	Sarawak Oil Palms Berhad Rights 2010	14,430	16,036
*	Wah Seong Corp. Berhad Rights 03/06/08	30,750	1,588
TOTAL RIGHTS/WARRANTS			81,890

TOTAL — MALAYSIA			93,220,613

21

MEXICO — (7.4%)
COMMON STOCKS — (7.4%)
#	Alfa S.A.B. de C.V. Series A	548,000	$3,428,198
	America Movil S.A.B. de C.V. Series L	1,259,212	3,807,029
	America Movil S.A.B. de C.V. Series L ADR	347,075	20,984,155
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	473,300	2,071,295
	Cementos de Mexico S.A.B de C.V. Series B	158,876	436,130
	Cemex S.A.B. de C.V. Sponsored ADR	625,668	17,237,153
#	Coca-Cola Femsa S.A.B. de C.V. Series L	40,000	210,159
#	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	48,160	2,525,510
	Consorcio ARA S.A.B. de C.V.	1,169,900	1,216,871
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	773,700	1,986,625
*	Corporacion GEO S.A.B. de C.V. Series B	481,400	1,537,244
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	222,600	521,686
	Corporacion Moctezuma S.A.B. de C.V.	38,300	89,438
*	Desc S.A. de C.V. Series B	191,500	177,017
*	Dine S.A.B. de C.V.	7,300	7,123
	Embotelladora Arca S.A.B. de C.V., Mexico	854,829	3,352,271
* #	Empresas ICA S.A.B. de C.V.	294,550	1,772,801
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	84,500	2,014,480
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	257,240	10,289,600
*	GMD Resorts S.A.B. de C.V.	13,000	15,925
	Gruma S.A.B. de C.V. ADR	85,990	997,484
#	Gruma S.A.B. de C.V. Series B	133,600	385,082
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	97,800	4,495,866
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	452,600	2,342,025
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	17,200	893,024
#	Grupo Carso S.A.B. de C.V. Series A-1	878,900	3,856,984
#	Grupo Cementos de Chihuahua S.A.B. de C.V.	212,254	1,196,827
#	Grupo Continental S.A.B. de C.V.	355,200	878,880
#	Grupo Elektra S.A. de C.V.	174,391	4,070,752
#	Grupo Financiero Banorte S.A.B. de C.V.	2,073,680	8,616,131
	Grupo Financiero Inbursa S.A. de C.V. Series O	1,467,387	3,795,203
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	481,200	2,605,938
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	44,200	40,857
	Grupo Industrial Saltillo S.A.B. de C.V.	58,600	96,846
* #	Grupo Iusacell S.A.B. de C.V.	12,583	143,348
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	13,000	32,166
	Grupo Mexico S.A.B. de C.V. Series B	994,848	6,920,278
#	Grupo Modelo S.A.B. de C.V. Series C	666,100	3,046,894
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	192,600	851,324
	Grupo Televisa S.A. de C.V. Sponsored ADR	198,320	4,363,040
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	77,887	100,431
	Industrias Bachoco S.A.B. de C.V. Sponsored ADR	2,500	73,250
*	Industrias CH S.A.B. de C.V. Series B	499,100	1,931,624
#	Industrias Penoles S.A.B. de C.V.	110,300	2,574,697
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	409,900	1,692,799
#	Organizacion Soriana S.A.B. de C.V. Series B	1,762,400	4,671,759
#	Telefonos de Mexico S.A.B. de C.V.	105,800	176,136
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	225,025	7,470,830
#	TV Azteca S.A. de C.V. Series A	1,286,800	723,299

22

	Verzatec S.A.B. de C.V.	35,000	$27,418
#	Vitro S.A.B. de C.V.	177,764	307,062
	Vitro S.A.B. de C.V. Sponsored ADR	145,796	749,391
#	Wal-Mart de Mexico SAB de C.V. Series V	1,480,149	5,395,426

TOTAL — MEXICO			149,203,781

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	A. Soriano Corp.	818,000	62,204
	Aboitiz Equity Ventures, Inc.	2,807,000	478,276
	Ayala Corp. Series A	154,428	1,626,519
	Ayala Land, Inc.	4,348,320	1,235,704
*	Banco de Oro-EPCI, Inc.	452,760	584,240
	Bank of the Philippine Islands	1,349,216	1,821,104
*	Belle Corp.	4,248,000	97,123
*	Benpres Holdings Corp.	4,725,000	328,894
	China Banking Corp.	4,287	66,364
*	Digital Telecommunications Phils., Inc.	4,100,000	157,332
	DMCI Holdings, Inc.	753,000	146,448
*	EEI Corp.	1,122,000	94,834
*	Empire East Land Holdings, Inc.	4,900,000	76,141
	Filinvest Development Corp.	863,000	79,072
*	Filinvest Land, Inc.	13,929,687	356,029
	First Philippines Holdings Corp.	375,300	424,427
	International Container Terminal Services, Inc.	953,800	776,475
	Jollibee Food Corp.	554,915	664,176
*	Lepanto Consolidated Mining Co. Series B	7,650,000	66,792
	Megaworld Properties & Holdings, Inc.	16,684,600	992,883
	Metro Bank & Trust Co.	619,100	635,764
*	Metro Pacific Corp. Series A	225,000	11,566
*	Paxys, Inc.	399,000	42,099
	Petron Corp.	4,660,000	697,841
	Philex Mining Corp.	474,000	106,933
	Philippine Long Distance Telephone Co.	9,640	680,183
	Philippine Long Distance Telephone Co. Sponsored ADR	38,500	2,731,575
*	Philippine National Bank	49,000	37,558
*	Pilipino Telephone Corp.	2,404,000	409,031
	Rizal Commercial Banking Corp.	304,919	141,981
	Robinson’s Land Corp. Series B	2,165,100	605,055
	Security Bank Corp.	162,600	253,267
	Semirara Mining Corp.	180,600	252,499
	Shang Properties, Inc.	174,286	8,820
	SM Development Corp.	889,200	55,988
	SM Prime Holdings, Inc.	2,511,726	566,560
	Union Bank of the Philippines	48,600	43,431
	Universal Robina Corp.	1,933,200	672,552

TOTAL — PHILIPPINES			18,087,740

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	79,112	1,482,021
*	Alchemia SA	58,165	271,129
*	Amica Wronki SA	6,831	50,393

23

	Apator SA	24,049	$176,394
	Asseco Poland SA	54,226	1,618,266
	Bank Millennium SA	452,662	1,443,883
	Bank Pekao SA	97,129	7,286,086
	Bank Przemyslowo Handlowy BPH SA	11,460	420,849
	Bank Zackodni WBK SA	19,892	1,470,472
*	Bioton SA	1,023,598	452,177
*	Boryszew SA	35,796	129,216
*	Budimex SA	16,560	623,316
*	Cersanit SA	50,968	576,243
	Debica SA	8,094	358,712
	Decora SA	5,510	68,578
*	Echo Investment SA	456,060	1,301,338
	Elektrobudowa SA	2,716	230,873
*	Elstar Oils SA	17,448	62,157
	Eurocash SA	72,654	380,386
	Fabryki Mebli Forte SA	20,079	58,381
*	Farmacol SA	18,311	265,972
*	Getin Holdings SA	483,688	2,383,411
	Grupa Kety SA	16,502	840,325
	Grupa Lotos SA	86,088	1,246,199
	Impexmetal SA	174,925	434,610
*	Koelner SA	8,603	95,026
	Kredyt Bank SA	88,369	788,046
*	Kroscienskie Huty Szkla Krosno SA	13,892	18,098
*	Lentex SA	10,470	111,900
*	LPP SA	664	637,260
*	MNI SA	43,384	68,025
	Mondi Packaging Paper Swiecie SA	16,299	352,218
*	Mostostal Export SA	77,841	148,780
	Mostostal Plock SA	1,500	59,420
	Mostostal Siedlce SA	307,725	1,036,736
*	Mostostal Warszawa SA	7,354	205,110
*	Mostostal Zabrze Holding SA	134,151	501,305
*	Netia Holdings SA	343,589	586,752
	NG2 SA	19,820	345,944
*	Opoczno SA	12,360	211,724
	Orbis SA	51,290	1,258,704
*	PBG SA	5,784	788,176
*	Pekaes SA	19,118	90,445
	Pfleiderer Grajewo SA	55,729	813,893
	Polska Grupa Farmaceutyczna SA	12,886	425,954
*	Polski Koncern Miesny Duda SA	86,701	193,334
*	Polski Koncern Naftowy Orlen SA	443,752	7,527,719
	Prokom Software SA	19,044	1,010,324
*	Raciborska Fabryka Kotlow SA	61,088	211,434
	Sniezka SA	9,541	180,632
*	Stalexport SA	127,402	155,609
	Ster-Projekt SA	63,414	183,360
	Sygnity SA	10,276	160,070
*	Synthos SA	1,191,461	591,575
	Telekomunikacja Polska SA	474,790	4,423,042
	TVN SA	101,916	980,789
*	Vistula SA	81,530	356,531
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	2,786	934,015

24

	Zaklady Tluszcowe Kruszwica SA	5,218	$104,437
	Zelmer SA	9,605	240,957
TOTAL COMMON STOCKS			49,428,731

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	13,892	7,683
*	Optimus SA Rights	21,190	15,048
TOTAL RIGHTS/WARRANTS			22,731

TOTAL — POLAND			49,451,462

SOUTH AFRICA — (9.2%)
COMMON STOCKS — (9.2%)
	ABSA Group, Ltd.	342,464	4,847,474
	Adcorp Holdings, Ltd.	47,253	213,135
	Advtech, Ltd.	411,295	236,619
	Aeci, Ltd.	177,729	1,562,637
	Afgri, Ltd.	958,714	833,306
*	Aflease Gold, Ltd.	169,085	51,350
#	African Bank Investments, Ltd.	555,789	2,189,523
	African Oxygen, Ltd.	223,616	827,207
	African Rainbow Minerals, Ltd.	161,338	4,164,290
*	AG Industries, Ltd.	268,356	66,601
	Allied Electronics Corp., Ltd.	98,160	460,961
	Allied Technologies, Ltd.	60,152	389,392
	Amalgamated Appliance Holdings, Ltd.	153,579	33,148
	Anglo American Platinum Corp., Ltd.	22,019	3,451,496
	AngloGold Ashanti, Ltd.	5,614	200,574
	AngloGold Ashanti, Ltd. Sponsored ADR	99,147	3,581,190
	ArcelorMittal South Africa, Ltd.	227,088	5,385,300
	Argent Industrial, Ltd.	121,139	277,784
	Aspen Pharmacare Holdings, Ltd.	160,804	634,384
	AST Group, Ltd.	345,273	45,369
	Astral Foods, Ltd.	49,620	732,860
	Aveng, Ltd.	291,804	2,293,708
	AVI, Ltd.	509,598	1,138,854
	Avusa, Ltd.	127,671	723,925
	Barloworld, Ltd.	267,450	3,220,448
	Bell Equipment, Ltd.	64,276	409,040
	Bidvest Group, Ltd.	216,133	3,187,185
	Capitec Bank Holdings, Ltd.	29,727	147,141
	Cashbuild, Ltd.	22,577	137,956
	Caxton & CTP Publishers & Printers, Ltd.	305,913	503,206
	Ceramic Industries, Ltd.	9,393	111,028
	City Lodge Hotels, Ltd.	48,663	467,247
	Data Tec, Ltd.	233,964	951,750
	Datacentrix Holdings, Ltd.	81,947	42,008
*	Delta Electrical Industries, Ltd.	28,740	40,326
	Dimension Data Holdings P.L.C.	1,356,656	1,368,511
	Discovery Holdings, Ltd.	439,310	1,523,324
	Distell Group, Ltd.	102,829	704,489
	Distribution & Warehousing Network, Ltd.	126,669	277,573
	Dorbyl, Ltd.	16,666	16,499
*	Durban Roodeport Deep, Ltd.	325,503	405,298

25

*	Enaleni Pharmaceuticals, Ltd.	355,345	$134,261
	Enviroserv Holdings, Ltd.	115,184	193,212
	Exxaro Resources, Ltd.	222,345	2,872,597
	Famous Brands, Ltd.	61,096	126,694
	FirstRand, Ltd.	2,205,009	5,218,378
	Foschini, Ltd.	166,162	877,367
*	Freeworld Coatings, Ltd.	267,450	334,325
	Gold Fields, Ltd.	64,532	901,383
	Gold Fields, Ltd. Sponsored ADR	534,777	7,588,486
#	Gold Reef Resorts, Ltd.	127,868	438,895
	Grindrod, Ltd.	366,245	1,123,596
	Group Five, Ltd.	86,337	595,520
*	Harmony Gold Mining Co., Ltd.	160,475	1,949,416
*	Harmony Gold Mining Co., Ltd. Sponsored ADR	175,200	2,126,928
	Highveld Steel & Vanadilum Corp., Ltd.	22,100	418,864
	Hudaco Industries, Ltd.	19,920	186,165
	Hulamin, Ltd.	70,039	200,881
	Iliad Africa, Ltd.	160,127	244,512
	Illovo Sugar, Ltd.	285,230	1,095,241
	Impala Platinum Holdings, Ltd.	194,437	8,045,950
	Imperial Holdings, Ltd.	143,595	1,452,615
	Investec, Ltd.	179,582	1,362,368
	JD Group, Ltd.	130,976	706,041
*	Johnnic Holdings, Ltd.	79,972	138,617
	Kap International Holdings, Ltd.	308,543	81,764
	Kumba Iron Ore, Ltd.	32,290	1,372,360
	Lewis Group, Ltd.	96,141	548,591
	Liberty Group, Ltd.	146,162	1,416,988
	Massmart Holdings, Ltd.	177,208	1,621,106
	Medi-Clinic Corp., Ltd.	208,924	584,006
*	Merafe Resources, Ltd.	1,506,731	462,323
	Metair Investments, Ltd.	257,122	369,953
*	Metorex, Ltd.	306,447	710,363
	Metropolitan Holdings, Ltd.	866,708	1,576,193
	Mr. Price Group, Ltd.	198,084	498,318
	MTN Group, Ltd.	610,630	9,562,033
	Murray & Roberts Holdings, Ltd.	211,386	2,644,445
	Mustek, Ltd.	68,947	41,019
	Mvelaphanda Group, Ltd.	303,651	326,676
	Nampak, Ltd.	640,352	1,499,237
	Naspers, Ltd. Series N	305,893	5,789,516
	Nedbank Group, Ltd.	257,378	3,796,253
	Network Healthcare Holdings, Ltd.	571,146	696,887
	New Clicks Holdings, Ltd.	426,400	807,454
#	Northam Platinum, Ltd.	158,318	1,488,373
	Nu-World Holdings, Ltd.	23,372	51,070
	Oceana Group, Ltd.	69,758	151,563
	Omnia Holdings, Ltd.	59,656	570,809
*	Palabora Mining Co., Ltd.	42,294	623,112
	Peregrine Holdings, Ltd.	201,179	405,235
	Pick’n Pay Stores, Ltd.	88,552	350,323
	Pretoria Portland Cement Co., Ltd.	494,165	2,683,207
*	Product Co.	17,507	—
	PSG Group, Ltd.	268,948	710,536
	Reunert, Ltd.	121,719	887,316

26

	Sanlam, Ltd.	2,779,807	$6,606,146
	Sappi, Ltd.	100,545	1,242,767
	Sappi, Ltd. Sponsored ADR	144,300	1,774,890
	Sasol, Ltd.	1,232	63,007
	Sasol, Ltd. Sponsored ADR	348,100	17,826,201
*	SecureData Holdings, Ltd.	201,602	43,609
	Sentula Mining, Ltd.	197,644	574,193
	Shoprite Holdings, Ltd.	444,181	2,291,478
	Spur Corp., Ltd.	140,181	149,562
	Standard Bank Group, Ltd.	831,943	10,382,954
	Steinhoff International Holdings, Ltd.	782,496	1,797,192
	Sun International, Ltd.	63,304	1,052,785
	Super Group, Ltd.	513,680	554,572
	Telkom South Africa, Ltd.	214,907	3,832,131
	Telkom South Africa, Ltd. Sponsored ADR	21,600	1,545,264
	The Spar Group, Ltd.	136,207	861,765
	Tiger Automotive, Ltd.	35,605	79,024
	Tiger Brands, Ltd.	123,728	2,202,272
*	Tiger Wheels, Ltd.	43,837	—
	Tongaat-Hulett	94,542	1,017,181
	Tourism Investment Corp., Ltd.	395,790	100,866
	Trans Hex Group, Ltd.	72,691	86,200
	Trencor, Ltd.	172,817	605,845
	Truworths International, Ltd.	327,342	1,102,993
	UCS Group, Ltd.	175,071	78,182
*	Value Group, Ltd.	95,008	21,880
	Wilson Bayly Holme-Ovcon, Ltd.	42,845	762,117
	Woolworths Holdings, Ltd.	606,141	958,715

TOTAL — SOUTH AFRICA			186,127,248

SOUTH KOREA — (9.5%)
COMMON STOCKS — (9.5%)
#	Aekyung Petrochemical Co., Ltd.	1,700	56,399
#	Amorepacific Corp.	409	254,616
*	Asia Cement Manufacturing Co., Ltd.	1,740	113,036
*	Asia Paper Manufacturing Co., Ltd.	3,740	42,881
	Bing Grae Co., Ltd.	3,990	143,816
#	BNG Steel Co., Ltd	5,660	80,574
	Bohae Brewery Co., Ltd.	1,190	28,727
	Boo Kook Securities Co., Ltd.	4,620	144,909
#	Boryung Pharmaceutical Co., Ltd.	678	34,675
#	Bu Kwang Pharmaceutical Co., Ltd.	5,103	198,467
	BYC Co., Ltd.	190	43,592
*	Byuck San Corp.	2,700	35,607
* #	Byuck San Engineering and Construction Co., Ltd.	10,240	71,286
* #	C&Woobang Construction Co., Ltd.	9,990	52,483
	Cambridge Members Co., Ltd.	2,300	44,132
* #	Capro Corp.	7,870	103,779
* #	Celrun Co., Ltd.	7,190	38,568
	Cheil Communications, Inc.	1,300	362,562
#	Cheil Industrial, Inc.	27,910	1,251,920
	Cho Kwang Leather Co., Ltd.	6,000	50,817
*	Choil Aluminum Manufacturing Co., Ltd.	3,320	31,381
#	Chong Kun Dang Pharmaceutical Corp.	3,896	76,985

27

*	Choongwae Holdings Co., Ltd.	1,206	$13,139
	Choongwae Pharmaceutical Corp.	1,089	44,117
	Chosun Refractories Co., Ltd.	1,530	156,607
#	Chungho Comnet Co., Ltd.	2,520	54,920
#	CJ CGV Co., Ltd.	6,000	95,815
*	CJ Cheiljedang Corp.	3,243	927,262
* #	CJ Corp.	7,431	556,510
#	Crown Confectionery Co., Ltd.	470	50,489
#	Dae Chang Industrial Co., Ltd.	3,710	30,989
	Dae Dong Industrial Co., Ltd.	2,250	47,354
#	Dae Hyun Co., Ltd.	27,280	24,374
#	Dae Sang Corp.	11,527	129,562
	Dae Won Kang Up Co., Ltd.	2,560	49,623
*	Dae Young Packaging Co., Ltd.	110,676	49,616
#	Daeduck Electronics Co., Ltd.	19,510	97,878
#	Daeduck Industries Co., Ltd.	6,900	54,164
	Daegu Bank Co., Ltd.	76,550	1,047,068
#	Daehan City Gas Co., Ltd.	2,420	88,052
#	Daehan Fire & Marine Insurance Co., Ltd.	19,730	320,023
*	Daehan Flour Mills Co., Ltd.	520	102,840
*	Daehan Pulp Co., Ltd.	8,160	45,777
	Daehan Synthetic Fiber Co., Ltd.	520	76,418
#	Daekyo Co., Ltd.	3,430	282,366
* #	Daekyung Machinery & Engineering Co., Ltd.	1,110	52,144
	Daelim Industrial Co., Ltd.	14,600	2,271,873
	Daelim Trading Co., Ltd.	3,405	17,940
* #	Daerim Corp.	1,660	35,867
	Daesang Farmsco Co., Ltd.	15,810	27,979
#	Daesung Industrial Co., Ltd.	1,500	230,898
	Daewon Pharmaceutical Co., Ltd.	10,340	52,343
* #	Daewoo Electronic Components Co., Ltd.	7,419	33,150
	Daewoo Engineering & Construction Co., Ltd.	40,425	865,306
#	Daewoo International Corp.	10,880	410,737
#	Daewoo Motor Sales Corp.	11,690	398,838
#	Daewoo Securities Co., Ltd.	36,650	898,210
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	23,490	925,699
	Daewoong Co., Ltd.	1,280	56,748
#	Daewoong Pharmaceutical Co., Ltd.	2,080	219,811
	Dahaam E-Tec Co., Ltd.	1,420	47,718
#	Daishin Securities Co., Ltd.	25,850	671,455
*	Daiyang Metal Co., Ltd.	6,090	43,120
	Daou Technology, Inc.	12,880	126,135
	DC Chemical Co., Ltd.	5,950	2,129,249
	DI Corp.	13,030	30,216
	Digital Power Communications Co., Ltd.	30,360	56,135
*	DigitAll World Co., Ltd.	9,920	24,704
	Dong Ah Tire Industrial Co., Ltd.	5,410	50,041
	Dong Bu Insurance Co., Ltd.	11,170	442,255
#	Dong Wha Pharmaceutical Industries Co., Ltd.	1,310	69,947
#	Dong-A Pharmaceutical Co., Ltd.	2,999	343,249
	Dongbang Agro Co., Ltd.	8,450	59,529
	Dongbang Transport Logistics Co., Ltd.	1,680	50,274
#	Dongbu Corp.	8,620	175,072
* #	Dongbu HiTek Co., Ltd.	8,398	78,494
#	Dongbu Securities Co., Ltd.	11,721	121,005

28

* #	Dongbu Steel Co., Ltd.	9,340	$113,624
	Dong-Il Corp.	514	41,506
	Dongil Paper Manufacturing Co., Ltd.	2,620	33,819
#	Dongkuk Steel Mill Co., Ltd.	22,400	1,001,996
	Dongsu Industrial Co., Ltd.	3,910	74,412
	Dongwon F&B Co., Ltd.	1,340	74,298
	Dongwon Industries Co., Ltd.	1,200	125,246
#	Dongwon Systems Corp.	31,990	78,344
*	Dongyang Engineering & Construction Corp.	1,070	48,916
#	Dongyang Mechatronics Corp.	18,579	136,694
#	Doosan Construction & Engineering Co., Ltd.	20,200	293,051
* #	Doosan Corp.	3,400	651,492
#	Doosan Heavy Industries & Construction Co., Ltd.	15,890	2,295,175
#	Doosan Infracore Co., Ltd.	14,450	449,742
	DPI Co., Ltd.	2,311	20,633
	Ducsung Co., Ltd.	5,510	16,370
*	DuzonBIzon Co., Ltd.	17,060	25,888
#	E1 Corp.	2,550	331,215
*	Eagon Industrial Co., Ltd.	2,210	45,205
*	En Paper Manufacturing Co., Ltd.	6,220	16,973
	e-Starco Co., Ltd.	25,580	23,190
	F&F Co., Ltd.	6,240	27,761
* #	First Fire & Marine Insurance Co., Ltd.	15,260	127,174
* #	Firstech Co., Ltd.	7,616	21,515
#	FNC Kolon Corp.	2,500	49,829
* #	Foosung Co., Ltd.	11,953	52,124
	Fursys, Inc.	5,170	125,524
#	Gaon Cable Co., Ltd.	1,270	53,164
* #	GIIR, Inc.	6,130	55,397
	Global & Yuasa Battery Co., Ltd.	5,630	49,055
	Green Cross Corp. (6497134)	1,010	99,475
#	Green Cross Corp. (6771708)	2,001	169,417
* #	Green Fire Marine Insurance Co., Ltd.	3,560	46,236
	GS Engineering & Construction Corp.	11,230	1,717,985
	GS Holdings Corp.	34,000	1,648,376
#	Gwangju Shinsegae Co., Ltd.	520	76,257
#	Hae In Co., Ltd.	11,740	70,056
*	Halla Climate Control Corp.	36,660	305,559
#	Halla Engineering & Construction Corp.	4,270	157,871
* #	Han All Pharmaceutical Co., Ltd.	15,710	47,266
#	Han Kuk Carbon Co., Ltd.	6,400	43,242
#	Han Yang Securities Co., Ltd.	4,430	89,016
	Hana Financial Group, Inc.	53,584	2,377,682
	Handok Pharmaceuticals Co., Ltd.	2,270	43,520
#	Handsome Corp.	7,694	88,477
*	Handsome P&D Corp.	2,045	28,943
#	Hanil Cement Manufacturing Co., Ltd.	2,160	209,108
*	Hanil Construction Co., Ltd.	3,556	53,082
	Hanil E-Wha Co., Ltd.	14,390	33,270
	Hanjin Heavy Industries and Construction Co., Ltd.	14,614	895,298
* #	Hanjin Heavy Industry Co., Ltd.	5,405	191,374
#	Hanjin Shipping Co., Ltd.	31,030	1,174,526
#	Hanjin Transportation Co., Ltd.	4,350	174,914
	Hankook Cosmetics Co., Ltd.	16,530	61,744
	Hankook Shell Oil Co., Ltd.	470	44,572

29

	Hankook Tire Manufacturing Co., Ltd.	51,570	$784,987
	Hankuk Electric Glass Co., Ltd.	1,890	58,461
*	Hankuk Glass Industries, Inc.	3,640	121,975
#	Hankuk Paper Manufacturing Co., Ltd.	1,760	67,250
#	Hanmi Pharm Co., Ltd.	2,000	351,349
	Hansae Co., Ltd.	16,030	67,715
#	Hanshin Construction Co., Ltd.	2,840	89,685
*	Hansol Chemical Co., Ltd.	5,000	43,377
#	Hansol CSN Co., Ltd.	27,060	53,840
#	Hansol LCD, Inc.	1,270	40,776
* #	Hansol Paper Co., Ltd.	14,580	171,519
#	Hanssem Co., Ltd.	12,590	99,860
*	Hanwha Chemical Corp.	36,340	666,237
	Hanwha Corp.	15,910	967,732
* #	Hanwha Non-Life Insurance Co., Ltd.	8,486	170,312
#	Hanwha Securities Co., Ltd.	14,580	189,913
*	Hanwha Timeworld Co., Ltd.	2,210	32,570
* #	Heavy Industries	8,840	44,314
	Heung-A Shipping Co., Ltd.	18,040	53,143
	Hite Brewery Co., Ltd.	5,483	681,423
*	Honam Petrochemical Corp.	7,949	773,066
#	Hotel Shilla Co., Ltd.	18,780	559,420
*	HS R&A Co., Ltd.	2,540	26,074
#	Huchems Fine Chemical Corp.	5,680	140,329
*	Huneed Technologies	3,778	31,859
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,930	73,488
	Husteel Co., Ltd.	2,840	46,706
	Hwa Sung Industrial Co., Ltd.	4,820	70,150
	Hwacheon Machine Tool Co., Ltd.	1,740	88,102
* #	Hwashin Co., Ltd.	12,790	34,732
* #	Hynix Semiconductor, Inc.	82,750	2,127,946
#	Hyosung T & C Co., Ltd.	14,920	980,391
* #	Hyundai Auton Co., Ltd.	39,920	229,505
* #	Hyundai Cement Co., Ltd.	2,340	88,449
* #	Hyundai Corp.	4,310	85,247
	Hyundai Department Store Co., Ltd.	6,680	628,194
#	Hyundai Department Store H & S Co., Ltd.	1,490	120,453
#	Hyundai Development Co.	20,160	1,437,643
#	Hyundai DSF Co., Ltd.	5,140	66,604
#	Hyundai Elevator Co., Ltd.	2,520	265,483
#	Hyundai Engineering & Construction Co., Ltd.	9,180	825,642
	Hyundai Heavy Industries Co., Ltd.	8,150	3,227,565
#	Hyundai Hysco	24,990	237,288
	Hyundai Marine & Fire Insurance Co., Ltd.	28,430	635,860
* #	Hyundai Merchant Marine Co., Ltd.	26,331	1,102,735
#	Hyundai Mipo Dockyard Co., Ltd.	3,190	897,626
#	Hyundai Mobis	30,500	2,341,149
#	Hyundai Motor Co., Ltd.	44,810	3,141,949
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,230	58,216
#	Hyundai Securities Co., Ltd.	74,863	1,308,652
	Hyundai Steel Co.	27,650	2,139,239
*	IB Sports, Inc.	5,200	30,587
* #	IHQ, Inc.	8,010	26,123
	Il Dong Pharmaceutical Co., Ltd.	2,054	91,834
	Il Yang Pharmaceutical Co., Ltd.	2,070	116,861

30

*	Iljin Diamond Co., Ltd.	2,000	$27,825
* #	Iljin Electric Co., Ltd.	16,140	121,486
	Ilsung Pharmaceutical Co., Ltd.	800	99,423
#	InziControls Co., Ltd.	4,010	19,960
*	ISU Chemical Co., Ltd.	3,470	42,365
#	IsuPetasys Co., Ltd.	14,910	23,683
#	Jahwa Electronics Co., Ltd.	8,280	53,343
	Jeil Mutual Savings Bank	3,200	23,231
	Jeil Pharmaceutical Co.	3,800	43,597
#	Jeonbuk Bank, Ltd.	16,498	140,603
#	Jinheung Mutual Savings Bank Co., Ltd.	12,577	74,673
*	Joongang Construction Co., Ltd.	2,430	36,305
	K.C. Tech Co., Ltd.	11,658	63,637
*	Kangwon Land, Inc.	35,280	772,345
#	KCC Corp.	2,754	1,623,678
	KCTC	1,450	39,794
#	Keangnam Enterprises, Ltd.	5,605	221,134
*	KEC Corp.	16,042	19,315
*	KEC Holdings Co., Ltd.	5,347	11,092
	Keyang Electric Machinery Co., Ltd.	15,560	41,898
* #	KG Chemical Corp.	4,650	59,608
* #	Kia Motors Corp.	107,740	1,101,770
* #	KIRIN Co., Ltd.	33,750	31,797
	KISWIRE, Ltd.	2,690	123,435
*	Koas Well Co., Ltd.	12,000	28,854
	Kodenshi Korea Corp.	11,990	32,118
#	Kolon Engineering & Construction Co., Ltd.	5,450	69,818
* #	Kolon Industries, Inc.	4,676	123,412
	Kookmin Bank	11,530	710,589
*	Kookmin Bank Sponsored ADR	74,540	4,564,084
#	Korea Cast Iron Pipe Co., Ltd.	9,870	52,917
*	Korea Circuit Co., Ltd.	3,970	16,633
	Korea Cottrell Co., Ltd.	2,870	27,803
#	Korea Development Co., Ltd.	3,680	67,492
	Korea Development Leasing Corp.	1,560	67,225
	Korea Electric Power Corp.	27,510	963,888
	Korea Electric Power Corp. Sponsored ADR	46,100	797,991
#	Korea Electric Terminal Co., Ltd.	4,550	101,546
	Korea Exchange Bank	118,490	1,656,950
#	Korea Export Packing Industries Co., Ltd.	4,160	52,429
* #	Korea Express Co., Ltd.	5,093	536,513
#	Korea Fine Chemical Co., Ltd.	1,637	126,965
* #	Korea Flange Co., Ltd.	2,740	40,586
	Korea Gas Corp.	11,540	860,767
	Korea Investment Holdings Co., Ltd.	16,620	901,673
	Korea Iron & Steel Co., Ltd.	3,810	308,728
#	Korea Kolmar Co., Ltd.	6,410	23,725
#	Korea Komho Petrochemical Co., Ltd.	8,650	474,689
#	Korea Line Corp.	3,360	698,338
	Korea Mutual Savings Bank	2,080	56,386
* #	Korea Petrochemical Industry Co., Ltd.	2,920	142,214
	Korea Petroleum Industrial Co., Ltd.	227	35,299
	Korea Polyol Co., Ltd.	1,142	65,843
#	Korea Reinsurance Co., Ltd.	26,539	273,076
	Korea Zinc Co., Ltd.	5,914	892,946

31

	Korean Air Co., Ltd.	20,949	$1,582,788
* #	Korean Air Terminal Service Co., Ltd.	1,600	94,494
	Korean French Banking Corp.	23,410	38,507
* #	KP Chemical Corp.	17,680	174,372
	KPC Holdings Corp.	1,163	64,744
	KT Corp.	19,320	949,926
*	KT Corp. Sponsored ADR	15,800	383,782
*	KT Freetel, Ltd.	54,000	1,408,350
	KT&G Corp.	27,400	2,260,676
* #	KTB Network, Ltd.	19,130	198,503
#	Kukdo Chemical Co., Ltd.	2,150	56,217
	Kumho Electronics Co., Ltd.	2,778	81,265
#	Kumho Industrial Co., Ltd.	12,460	605,186
#	Kumho Investment Bank	3,100	39,688
#	Kumho Tire Co., Inc.	22,000	258,728
	Kumkang Industrial Co., Ltd.	4,780	62,106
#	Kun Wha Pharmaceutical Co., Ltd.	1,810	37,354
	Kunsul Chemical Industrial Co., Ltd.	1,950	36,964
#	Kwang Dong Pharmaceutical Co., Ltd.	18,500	78,599
	Kyeryong Construction Industrial Co., Ltd.	2,420	102,387
#	Kyobo Securities Co., Ltd.	12,480	294,264
* #	Kyungbang Co., Ltd.	548	86,301
	Kyungnam Energy Co., Ltd.	8,290	29,264
#	LG Chemical, Ltd.	32,442	2,711,525
	LG Corp.	37,630	2,617,230
	LG Dacom Corp.	32,270	539,886
	LG Electronics, Inc.	44,150	4,755,110
#	LG Fashion Corp.	8,772	233,387
#	LG Household & Healthcare Co., Ltd.	2,460	447,401
#	LG International Corp.	14,808	264,064
* #	LG Life Sciences, Ltd.	3,940	218,318
#	LG Phillips LCD Co., Ltd.	38,000	1,805,364
	LIG Insurance Co., Ltd.	17,520	350,671
*	Lotte Chilsung Beverage Co., Ltd.	350	376,217
*	Lotte Confectionary Co., Ltd.	519	760,597
* #	Lotte Midopa Co., Ltd.	14,440	167,112
* #	Lotte Sam Kang Co., Ltd.	548	126,674
	LS Cable, Ltd.	12,490	1,180,499
#	LS Industrial Systems Co., Ltd.	4,680	273,839
*	Maniker Co., Ltd.	40,030	34,224
	Meritz Fire Marine Insurance Co., Ltd.	28,549	276,253
#	Meritz Securities Co., Ltd.	14,826	132,859
	Miwon Commercial Co., Ltd.	1,060	45,458
*	Monalisa Co., Ltd.	35,010	31,352
	Moorim Paper Co., Ltd.	6,190	57,756
*	Motonic Corp.	590	55,749
#	Namhae Chemical Corp.	15,890	419,333
* #	Namkwang Engineering & Construction Co., Ltd.	7,250	94,899
	Namyang Dairy Products Co., Ltd.	220	178,400
	Nasan Co., Ltd.	1,332	32,708
*	NCsoft Corp.	6,450	307,879
	Nexen Corp.	1,550	48,464
#	Nexen Tire Corp.	4,420	160,477
#	NH Investment & Securities Co., Ltd.	13,170	142,540
#	Nong Shim Co., Ltd.	1,800	365,978

32

	Nong Shim Holdings Co., Ltd.	1,470	$122,893
	Noroo Paint Co., Ltd.	3,854	18,786
* #	Orientbio, Inc.	15,820	22,570
#	ORION Corp.	850	175,916
	Ottogi Corp.	1,220	162,823
	Pacific Corp.	2,430	353,216
	Pacific Pharmaceutical Co., Ltd.	902	34,103
	Pang Rim Co., Ltd.	2,820	69,283
*	Pantech & Curitel Communications, Inc.	985	—
*	Pantech Co., Ltd.	1,313	—
	PaperCorea, Inc.	7,930	69,800
#	Pohang Coated Steel Co., Ltd.	3,350	80,217
#	Poong Lim Industrial Co., Ltd.	10,310	94,120
#	Poong San Corp.	10,780	220,778
	POSCO	4,270	2,348,598
	POSCO ADR	68,440	9,259,932
* #	Prime Entertainment Co., Ltd.	7,140	3,612
#	Pulmuone Co., Ltd.	1,810	88,205
	Pum Yang Construction Co., Ltd.	3,390	57,351
	Pusan Bank	75,700	1,001,744
#	Pusan City Gas Co., Ltd.	5,070	133,379
*	Pyung Hwa Holdings Co., Ltd.	5,365	13,461
	Pyung Hwa Industrial Co., Ltd.	2,682	10,467
*	RNL BIO Co., Ltd.	6,058	8,316
#	S&T Corp. (6223328)	2,321	46,925
*	S&T Corp. (B2PDGC1)	616	46,977
#	S&T Daewoo Co., Ltd.	3,680	107,955
#	S&T Dynamics Co., Ltd.	8,916	77,639
* #	S&T Motors Co., Inc.	31,290	27,513
	S1 Corp.	5,140	272,926
*	Saehan Industries, Inc.	15,040	96,442
*	Saehan Media Corp.	17,170	73,178
#	Sam Jin Pharmaceutical Co., Ltd.	659	37,217
	Sam Kwang Glass Industrial Co., Ltd.	2,130	84,261
*	Sam Lip General Foods Co., Ltd.	3,770	39,536
* #	Sambu Construction Co., Ltd.	2,890	175,011
#	Samchully Co., Ltd.	1,200	267,237
#	Samho International Co., Ltd.	4,837	85,730
	Samhwa Crown and Closure Co., Ltd.	1,770	44,058
	Samhwa Paints Industrial Co., Ltd.	9,710	34,070
* #	Samick Musical Instruments Co., Ltd.	22,800	19,795
	Samick THK Co., Ltd.	11,860	36,190
	Samil Pharmaceutical Co., Ltd.	2,090	31,593
*	Samsung Climate Control Co., Ltd.	4,190	36,250
#	Samsung Corp.	75,610	4,612,550
#	Samsung Electro-Mechanics Co., Ltd.	31,580	1,455,462
	Samsung Electronics Co., Ltd.	31,060	18,206,510
	Samsung Engineering Co., Ltd.	9,610	1,002,923
#	Samsung Fine Chemicals Co., Ltd.	8,180	488,541
	Samsung Fire and Marine Insurance, Ltd.	9,700	1,917,422
	Samsung Heavy Industries Co., Ltd.	52,700	1,746,999
* #	Samsung SDI Co., Ltd.	19,231	1,340,813
#	Samsung Securities Co., Ltd.	23,430	1,626,913
#	Samsung Techwin Co., Ltd.	10,610	541,767
* #	Samwhan Corp.	3,010	68,391

33

#	Samyang Corp.	2,284	$116,059
*	Samyang Foods Co., Ltd.	1,990	34,108
	Samyang Genex Co., Ltd.	1,020	68,206
	Samyang Tongsang Co., Ltd.	720	30,593
#	Samyoung Electronics Co., Ltd.	6,570	83,798
*	SAVEZONE I&C Corp.	16,940	52,249
	SC Engineering Co., Ltd.	3,275	13,361
#	Seah Besteel Corp.	10,240	172,634
#	SEAH Holdings Corp.	980	99,291
	SEAH Steel Corp.	2,230	105,045
	Sebang Co., Ltd.	5,060	68,838
#	Sejong Industrial Co., Ltd.	6,520	39,127
	Sempio Foods Co.	2,280	49,805
#	Seoul City Gas Co., Ltd.	1,090	95,315
#	Seoul Securities Co., Ltd.	173,397	279,168
* #	Serim Paper Manufacturing Co., Ltd.	4,750	57,662
* #	Seshin Co., Ltd.	2,000	4,195
#	Sewon Cellontech Co., Ltd.	10,964	73,693
*	SGWICUS Corp.	12,450	41,008
#	Shin Heung Securities Co., Ltd.	4,078	128,058
#	Shin Won Corp.	1,350	28,341
	Shin Young Securities Co., Ltd.	2,980	189,624
* #	Shinhan Engineering & Construction Co., Ltd.	4,013	75,840
	Shinhan Financial Group Co., Ltd.	32,360	1,743,195
*	Shinhan Financial Group Co., Ltd. ADR	26,810	2,845,613
*	Shinhung Co., Ltd.	1,510	31,928
*	Shinpoong Pharmaceutical Co., Ltd.	1,300	30,109
	Shinsegae Co., Ltd.	2,579	1,601,360
#	Shinsegae Engineering & Construction Co., Ltd.	870	26,467
#	Shinsegae Internet & Commerce Co., Ltd.	1,000	59,989
#	Shinsung Engineering Co., Ltd.	16,270	79,709
*	Shinsung Tongsang Co., Ltd.	7,800	37,066
#	Silla Trading Co., Ltd.	11,190	159,384
	Sindo Ricoh Co., Ltd.	3,220	195,992
#	SJM Co., Ltd.	7,780	44,792
#	SK Chemicals Co., Ltd.	7,184	454,953
	SK Co., Ltd.	15,667	2,784,341
	SK Energy Co., Ltd.	35,494	4,819,132
	SK Gas Co., Ltd.	2,600	208,490
* #	SK Networks Co., Ltd.	32,340	641,985
	SK Telecom Co., Ltd.	3,590	729,729
	SK Telecom Co., Ltd. ADR	38,100	853,440
#	SKC Co., Ltd.	10,040	247,882
	SL Corp.	3,300	26,949
	S-Oil Corp.	13,873	980,226
#	Solomon Mutual Savings Bank	7,126	92,929
	Soosan Heavy Industries Co., Ltd.	29,380	46,281
* #	Ssangyong Cement Industry Co., Ltd.	32,097	444,432
*	Ssangyong Corp.	948	15,027
* #	Ssangyong Motor Co.	37,280	198,749
* #	STX Corp.	8,080	531,102
*	STX Engine Co., Ltd.	6,000	309,828
* #	STX Shipbuilding Co., Ltd.	13,986	552,494
*	Sudo Pharmaceutical Industry Co., Ltd.	12,580	13,154
	Suheung Capsule Co., Ltd.	2,500	16,100

34

	Sung Bo Chemicals Co., Ltd.	1,020	$43,314
#	Sung Chang Enterprise Co., Ltd.	2,780	70,006
* #	Sung Shin Cement Co., Ltd.	5,820	75,112
*	Sungjee Construction Co., Ltd.	2,570	83,808
* #	Sungwon Corp.	12,070	180,058
*	Sunjin Co., Ltd.	1,240	35,424
#	Sunkyong Securities Co., Ltd.	108,810	356,888
#	Sunwoo Shipping & Technology Co., Ltd.	20,350	43,779
	Tae Kwang Industrial Co., Ltd.	429	459,627
	Tae Kyung Industrial Co., Ltd.	10,960	43,690
	Taegu Department Store Co., Ltd.	4,530	74,656
* #	Taeyoung Engineering & Construction	26,000	283,022
#	Tai Han Electric Wire Co., Ltd.	19,660	957,916
	Tai Lim Packaging Industries Co., Ltd.	4,710	55,047
*	Taihan Textile Co., Ltd.	620	31,535
* #	Telcoware Co., Ltd.	2,000	16,537
#	Tong Yang Investment Bank	34,062	652,955
* #	Tong Yang Major Corp.	14,865	151,848
#	Tong Yang Moolsan Co., Ltd.	6,560	61,611
*	TRYBRANDS, Inc.	5,000	23,166
#	TS Corp.	1,070	72,487
#	Uangel Corp.	6,570	38,481
*	Uni Chem Co., Ltd.	21,050	14,951
	Unid Co., Ltd.	2,000	82,505
* #	Union Steel Manufacturing Co., Ltd.	2,780	67,460
#	Uniquest Corp.	7,000	45,769
*	VGX International, Inc.	4,574	11,505
#	Whanin Pharmaceutical Co., Ltd.	3,640	58,829
	Woongjin Coway Co., Ltd.	12,970	435,787
#	Woongjin Thinkbig Co, Ltd.	6,469	165,646
	Woongjin.Com Co., Ltd.	7,830	189,644
#	Woori Financial Co., Ltd.	4,820	52,168
#	Woori Investment & Securities Co., Ltd.	51,484	1,167,928
	WooSung Feed Co., Ltd.	20,370	38,941
	YESCO Co., Ltd.	2,210	91,460
	Yoosung Enterprise Co., Ltd.	9,370	38,276
#	Youlchon Chemical Co., Ltd.	8,320	67,551
#	Youngone Corp.	13,910	138,540
	Youngpoong Corp.	500	233,177
#	Yuhan Corp.	3,401	675,596
	YuHwa Securities Co., Ltd.	4,570	97,930
* #	Yungjin Pharm Co., Ltd.	15,808	21,723
*	Yuyang Telecom Co., Ltd.	2,250	22,363
	YUYU, Inc.	2,440	29,996
TOTAL COMMON STOCKS			190,750,622

RIGHTS/WARRANTS — (0.0%)
*	Green Fire Marine Insurance Co., Ltd. Rights 03/14/08	526	2,695
*	Hanwha Securities Co., Ltd. Rights 03/11/08	7,579	38,744
TOTAL RIGHTS/WARRANTS			41,439

TOTAL — SOUTH KOREA			190,792,061

35

TAIWAN — (9.7%)
COMMON STOCKS — (9.7%)
*	A.G.V. Products Corp.	242,000	$98,621
	Aaeon Technology, Inc.	34,699	65,758
	Ability Enterprise Co., Ltd.	122,027	177,587
*	Abocom Systems, Inc.	70,154	29,678
*	Acbel Polytech, Inc.	306,300	122,897
*	Accton Technology Corp.	423,000	168,790
	Acer, Inc.	1,654,657	3,002,066
	Advanced Semiconductor Engineering, Inc.	599,981	550,063
	Advanced Semiconductor Engineering, Inc. ADR	170,103	785,876
	Advantech Co., Ltd.	93,125	215,030
	Allis Electric Co., Ltd.	207,000	62,291
	Altek Corp.	138,099	186,769
	Ampoc Far East Co., Ltd.	77,250	28,648
	Amtran Technology Co., Ltd.	226,604	194,956
	Apex Biotechnology Corp.	42,900	84,597
	Arima Communication Corp.	232,383	127,342
*	Arima Computer Corp.	757,000	134,438
	Arima Optoelectronics Corp.	103,520	84,076
	Asia Cement Corp.	1,099,351	1,804,877
	Asia Chemical Corp.	230,000	120,440
	Asia Polymer Corp.	201,000	162,935
*	Asia Vital Components Co., Ltd.	115,000	85,308
	Asustek Computer, Inc.	1,254,785	3,464,144
	Aten International Co., Ltd.	41,104	104,668
	AU Optronics Corp.	1,396,672	2,663,997
	AU Optronics Corp. Sponsored ADR	130,252	2,485,208
	Audix Co., Ltd.	122,137	94,256
	Aurora Corp.	164,160	149,591
	Aurora Systems Corp.	72,000	46,283
	Avermedia Technologies, Inc.	86,293	135,892
	Avision, Inc.	182,378	109,218
	Awea Mechantronic Co., Ltd.	45,100	79,347
	Bank of Kaohsiung Co., Ltd.	365,000	180,357
	Basso Industry Corp., Ltd.	97,427	121,856
*	Behavior Tech Computer Corp.	211,000	43,818
*	Bes Engineering Corp.	967,050	288,318
	Biostar Microtech International Corp.	133,377	70,979
	C Sun Manufacturing, Ltd.	128,435	73,577
*	Carnival Industrial Corp.	287,000	77,799
	Catcher Co., Ltd.	153,218	568,258
	Cathay Chemical Works, Inc.	98,000	42,835
	Cathay Financial Holdings Co., Ltd.	1,511,058	3,786,015
	Cathay Real Estate Development Co., Ltd.	924,000	611,712
	Central Reinsurance Co., Ltd.	313,950	173,515
	Chain Qui Development Co., Ltd.	77,464	91,606
	Champion Building Materials Co., Ltd.	234,649	125,237
	Chang Hwa Commercial Bank	3,026,000	1,890,569
	Charoen Pokphand Enterprises Co., Ltd.	134,000	72,996
	Cheng Loong Corp.	689,000	277,188
	Cheng Shin Rubber Industry Co., Ltd.	409,406	753,456
	Cheng Uei Precision Industry Co., Ltd.	196,382	447,203
	Chenming Mold Industrial Corp.	94,294	31,519
	Chi Mei Optoelectronic Corp.	4,330,028	5,695,359
*	Chia Her Industrial Co., Ltd.	140,000	13,141

36

*	Chia Hsin Cement Corp.	393,000	$305,914
	Chicony Electronics Co., Ltd.	157,575	243,699
*	Chien Shing Stainless Steel Co., Ltd.	191,000	60,137
	Chilisin Electronics Corp.	70,377	36,227
	China Chemical & Pharmaceutical Co.	191,000	116,362
	China Development Financial Holding Corp.	7,926,310	3,245,677
	China Ecotek Corp.	60,000	66,432
	China Electric Manufacturing Co., Ltd.	239,220	115,428
*	China General Plastics Corp.	313,000	101,041
	China Glaze Co., Ltd.	109,620	42,563
	China Hi-Ment Corp.	120,520	131,499
*	China Man-Made Fiber Co., Ltd.	960,662	328,915
	China Metal Products Co., Ltd.	168,470	302,620
	China Motor Co., Ltd.	545,716	408,540
*	China Petrochemical Development Corp.	1,444,000	689,489
	China Steel Chemical Corp.	93,332	230,614
	China Steel Corp.	2,068,233	3,055,782
	China Steel Structure Co., Ltd.	67,000	41,180
	China Synthetic Rubber Corp.	284,000	368,294
*	China United Trust & Investment Corp.	50,053	—
*	China Wire & Cable Co., Ltd.	203,000	51,480
*	Chinatrust Financial Holdings Co., Ltd.	4,074,243	3,642,408
	Chinese Maritime Transport, Ltd.	86,460	244,464
	Ching Feng Home Fashions Industries Co., Ltd.	137,700	107,869
	Chin-Poon Industrial Co., Ltd.	231,000	192,659
	Chroma Ate, Inc.	92,663	186,534
	Chun Yu Works & Co., Ltd.	230,000	72,836
	Chun Yuan Steel Industrial Co., Ltd.	349,482	149,307
	Chung Hsin Electric & Machinery Co., Ltd.	244,000	189,663
	Chung Hung Steel Corp.	549,000	371,627
	Chung Hwa Pulp Corp.	386,000	260,949
*	Chungwa Picture Tubes Co., Ltd.	5,204,604	1,741,787
*	Clevo Co.	247,520	363,971
*	CMC Magnetics Corp.	2,441,000	788,496
	Collins Co., Ltd.	258,000	98,729
	Compal Communications, Inc.	92,995	173,663
	Compal Electronics, Inc.	2,203,400	1,985,880
	Compeq Manufacturing Co., Ltd.	951,000	303,456
	Continental Engineering Corp.	631,667	429,656
	Cosmo Electronics Corp.	45,000	58,937
*	Cosmos Bank Taiwan	708,400	69,431
	CTCI Corp.	379,574	296,814
	CX Technology Co., Ltd.	80,579	46,316
	Cybertan Technology, Inc.	86,840	140,363
	Cyntec Co., Ltd.	61,408	67,499
	Da-Cin Construction Co., Ltd.	238,809	111,637
*	Delpha Construction Co., Ltd.	199,000	51,367
	Delta Electronics Industrial Co., Ltd.	370,731	1,054,454
	Depo Auto Parts Industrial Co., Ltd.	81,634	260,335
	Diamond Flower Electric Instrument Co., Ltd.	50,252	117,408
	D-Link Corp.	230,854	366,761
*	E.Sun Financial Holding Co., Ltd.	2,538,255	1,459,263
	Eastern Media International	691,922	212,246
	Eclat Textile Co., Ltd.	141,371	76,309
	Edom Technology Co., Ltd.	101,600	54,690

37

	Elan Microelectronics Corp.	179,974	$265,395
*	E-Lead Electronic Co., Ltd.	24,000	28,487
	Elite Material Co., Ltd.	114,697	40,741
	Elite Semiconductor Memory Technology, Inc.	87,331	141,929
*	Elitegroup Computer Systems Co., Ltd.	895,460	331,318
	Enlight Corp.	205,999	58,125
*	EnTie Commercial Bank	379,000	95,770
	Epistar Corp.	132,796	397,593
	Eten Information Systems, Ltd.	94,914	122,997
	Eternal Chemical Co., Ltd.	304,820	335,712
*	Eva Airways Corp.	1,524,245	836,596
	Everest Textile Co., Ltd.	303,064	73,926
	Evergreen International Storage & Transport Corp.	695,000	468,420
	Evergreen Marine Corp., Ltd.	1,147,170	937,575
	Everlight Chemical Industrial Corp.	229,000	126,424
	Everlight Electronics Co., Ltd.	83,991	309,682
*	Everspring Industry Co., Ltd.	142,000	37,440
	Evertop Wire Cable Corp.	95,676	26,389
	Excel Cell Electronics Co., Ltd.	90,000	44,572
	Far East Textile, Ltd.	1,687,103	2,748,693
	Far Eastern Department Stores, Ltd.	623,854	1,140,889
*	Far Eastern International Bank	1,326,265	446,431
	Federal Corp.	232,833	159,223
	Feng Hsin Iron & Steel Co., Ltd.	247,700	464,196
	Feng Tay Enterprise Co., Ltd.	311,808	235,712
	First Copper Technology Co., Ltd.	208,000	87,202
	First Financial Holding Co., Ltd.	3,351,093	2,991,680
	First Hotel	147,398	168,195
*	First Steamship Co., Ltd.	73,000	155,233
	Flytech Technology Co., Ltd.	23,000	72,383
	Formosa Chemicals & Fiber Co., Ltd.	1,178,830	2,864,753
*	Formosa Epitaxy, Inc.	60,000	57,112
	Formosa International Hotels Corp.	29,078	432,666
	Formosa Plastics Corp.	1,196,271	3,224,770
	Formosa Taffeta Co., Ltd.	747,460	742,556
	Formosan Rubber Group, Inc.	337,000	235,104
	Formosan Union Chemical Corp.	79,000	34,453
	Fortune Electric Co., Ltd.	87,000	134,060
	Foxconn Technology Co., Ltd.	105,518	688,381
	Fubon Financial Holding Co., Ltd.	2,512,000	2,733,857
	Fwuson Industry Co., Ltd.	166,000	73,295
	G Shank Enterprise Co., Ltd.	48,048	49,685
*	G.T.M. Corp.	127,000	114,203
	Gem Terminal Industries Co., Ltd.	86,133	77,901
	Giant Manufacture Co., Ltd.	112,000	251,712
*	Giga Storage Corp.	279,000	69,491
	Giga-Byte Technology Co., Ltd.	598,750	373,634
	Globe Union Industrial Corp.	135,229	137,103
	Gold Circuit Electronics, Ltd.	328,000	233,851
	Goldsun Development & Construction Co., Ltd.	902,481	565,120
	Good Will Instrument Co., Ltd.	63,000	46,218
	Gordon Auto Body Parts Co., Ltd.	107,150	40,152
*	Grand Pacific Petrochemical Corp.	391,000	144,564
	Grape King, Inc.	106,000	72,180
	Great China Metal Industry Co., Ltd.	202,000	95,331

38

	Great Taipei Gas Co., Ltd.	313,000	$174,807
	Great Wall Enterprise Co., Ltd.	247,729	327,741
	Greatek Co., Ltd.	225,286	281,176
	Hanpin Co., Ltd.	80,000	48,418
	Hey Song Corp.	303,000	171,040
	High Tech Computer Corp.	109,936	2,269,487
	Highwealth Construction Corp.	225,894	298,323
*	Hitron Technologies, Inc.	98,000	30,878
*	Ho Tung Holding Corp.	379,000	116,048
*	Hocheng Corp.	297,000	105,463
*	Hold-Key Electric Wire & Cable Co., Ltd.	143,000	48,920
	Hon Hai Precision Industry Co., Ltd.	1,025,764	6,119,831
	Hong Tai Electric Industrial Co., Ltd.	194,000	151,151
	Hong Yi Fiber Industry Co., Ltd.	148,000	47,441
	Honmyue Enterprise Co., Ltd.	116,000	31,461
	Hota Industrial Manufacturing Co., Ltd.	65,600	81,390
	Hotai Motor Co., Ltd.	243,000	686,321
	Hsin Kuang Steel Co., Ltd.	104,331	128,253
	Hsing Ta Cement Co., Ltd.	296,000	109,077
	Hua Eng Wire & Cable Co., Ltd.	454,000	173,830
	Hua Nan Financial Holding Co., Ltd.	2,914,040	2,301,644
	Huang Hsiang Construction Corp.	110,000	283,432
	Hung Ching Development & Construction Co., Ltd.	227,000	118,133
	Hung Poo Construction Corp.	177,760	282,978
	Hung Sheng Construction Co., Ltd.	359,000	302,244
*	Hwa Fong Rubber Co., Ltd.	200,000	56,638
	Ichia Technologies, Inc.	195,349	140,755
	I-Chiun Precision Industry Co., Ltd.	67,211	73,848
	Inernational Semiconductor Technology, Ltd.	249,598	100,114
	Infortrend Technology, Inc.	110,999	171,055
	Inventec Corp.	1,272,517	735,340
	ITE Technology, Inc.	44,000	115,870
*	Jean Co., Ltd.	90,000	28,372
	Johnson Health Tech Co., Ltd.	71,420	127,872
	Jui Li Enterprise Co., Ltd.	170,000	62,672
	K Laser Technology, Inc.	79,000	67,883
	Kang Na Hsiung Co., Ltd.	115,000	60,984
*	Kao Hsing Chang Iron & Steel Corp.	368,000	106,034
	Kaulin Manufacturing Co., Ltd.	106,800	102,037
	Kee Tai Properties Co., Ltd.	158,235	110,442
*	Kenda Rubber Industrial Co., Ltd.	275,606	221,983
	Kian Shen Corp.	39,900	25,876
	King Yuan Electronics Co., Ltd.	865,917	430,005
	Kingdom Construction Co., Ltd.	345,000	185,548
*	King’s Town Bank	677,653	203,660
*	King’s Town Construction Co., Ltd.	213,376	183,779
	Kinpo Electronics, Inc.	1,122,444	372,508
	Kinsus Interconnect Technology Corp.	134,678	351,273
	Knowledge-Yield-Excellence Systems Corp.	110,552	152,120
	Kung Long Batteries Industrial Co., Ltd.	47,000	57,536
*	Kuoyang Construction Co., Ltd.	220,000	139,366
*	Kwong Fong Industries Corp.	361,000	115,623
	Lan Fa Textile Co., Ltd.	258,560	96,595
	Largan Precision Co., Ltd.	39,192	422,470
*	Lead Data Co., Ltd.	243,000	58,844

39

	Leader Electronics, Inc.	68,309	$30,127
*	Leadtek Research, Inc.	121,800	48,336
*	Lealea Enterprise Co., Ltd.	451,000	141,887
	Lee Chang Yung Chemical Industry Corp.	284,640	321,107
	Lee Chi Enterprises Co., Ltd.	196,000	78,260
	Lelon Co., Ltd.	89,000	32,913
*	Leofoo Development Co., Ltd.	224,000	162,443
	Les Enphants Co., Ltd.	85,000	61,255
*	Li Peng Enterprise Co., Ltd.	335,500	107,513
	Lian Hwa Foods Corp.	112,000	44,639
*	Lien Chang Electronic Enterprise Co., Ltd.	90,000	27,851
	Lien Hwa Industrial Corp.	410,276	302,799
	Lingsen Precision Industries, Ltd.	225,716	86,588
	Lite-On Technology Corp.	1,352,385	1,847,404
	Long Bon Development Co., Ltd.	307,000	182,279
	Long Chen Paper Co., Ltd.	387,287	153,241
	Lucky Cement Corp.	311,000	106,952
	Macronix International Co., Ltd.	2,212,185	978,337
	Makalot Industrial Co., Ltd.	48,430	104,794
	Mayer Steel Pipe Corp.	118,678	110,520
	Maywufa Co., Ltd.	102,500	53,053
	Media Tek, Inc.	167,126	1,874,404
	Mega Financial Holding Co., Ltd.	6,146,000	4,388,663
	Meiloon Co., Ltd.	125,929	82,917
	Mercuries & Associates, Ltd.	349,000	242,965
*	Mercuries Data Co., Ltd.	203,000	46,159
	Merida Industry Co., Ltd.	102,000	183,647
	Merry Electronics Co., Ltd.	50,920	129,062
	Microelectronics Technology, Inc.	325,000	177,591
	Micro-Star International Co., Ltd.	749,741	596,318
	Min Aik Technology Co., Ltd.	74,297	95,356
	Mirle Automation Corp.	56,718	69,395
	Mitac International Corp.	724,943	621,489
	Mitac Technology Corp.	197,281	157,861
	Mobiletron Electronics Co., Ltd.	73,000	69,208
	Mospec Seminconductor Corp.	79,000	89,308
*	Mustek Systems, Inc.	270,000	67,642
	Nak Sealing Technologies Corp.	32,549	38,154
*	Namchow Chemical Industrial Co., Ltd.	194,000	61,359
	Nan Ya Plastic Corp.	1,717,557	4,044,933
	Nankang Rubber Tire Co., Ltd.	185,513	310,900
	Nantex Industry Co., Ltd.	129,108	122,466
	Nanya Technology Co., Ltd.	2,016,657	1,160,825
	National Petroleum Co., Ltd.	162,000	149,405
*	New Asia Construction & Development Co., Ltd.	279,000	62,205
	Nien Hsing Textile Co., Ltd.	378,000	243,521
	Ocean Plastics Co., Ltd.	161,000	116,147
*	Optimax Technology Corp.	381,654	113,488
*	Opto Tech Corp.	150,713	127,791
	Oriental Union Chemical Corp.	414,010	402,656
*	Pacific Construction Co., Ltd.	332,000	36,665
	Pan Jit International, Inc.	118,988	107,263
	Pan-International Industrial Corp.	151,514	271,728
*	PC Home Online	46,000	36,654
	Phihong Technology Co., Ltd.	219,083	136,874

40

	Phoenix Precision Technology Corp.	410,555	$279,461
	Phoenixtec Power Co., Ltd.	248,000	374,968
	Pihsiang Machinery Mfg. Co., Ltd.	70,000	140,588
	Pou Chen Corp.	1,279,700	1,115,336
	President Chain Store Corp.	187,000	635,791
	Prince Housing & Development Corp.	539,500	309,935
*	Prodisc Technology, Inc.	603,000	99,133
	Promise Technology, Inc.	44,000	25,374
*	Protop Technology Co., Ltd.	148,000	5,170
*	Qisda Corp.	965,910	900,151
	Quanta Computer, Inc.	788,971	1,034,302
*	Quintain Steel Co., Ltd.	399,000	102,160
	Radium Life Tech Corp.	222,573	252,097
*	Ralec Electronic Corp.	50,252	60,527
	Realtek Semiconductor Corp.	185,926	550,826
*	Reward Wool Industry Corp.	149,000	49,699
*	Rexon Industrial Corp., Ltd.	118,000	32,930
	Richtek Technology Corp.	30,357	267,867
*	Ritek Corp.	2,409,000	575,270
	Ruentex Development Co., Ltd.	361,000	385,471
	Ruentex Industries, Ltd.	348,000	321,304
*	Sampo Corp.	518,584	111,206
	San Fang Chemical Industry Co., Ltd.	131,000	98,611
	Sanyang Industrial Co., Ltd.	576,000	396,588
	Sanyo Electric Co., Ltd.	202,000	267,125
	SDI Corp.	102,000	95,034
	Senao International Co., Ltd.	95,607	135,458
	Shan-Loong Transportation Co., Ltd.	111,247	58,279
	Sheng Yu Steel Co., Ltd.	169,000	171,832
	Shihlin Electric & Engineering Corp.	320,000	394,409
*	Shihlin Paper Corp.	187,000	289,135
	Shin Kong Financial Holding Co., Ltd.	2,189,402	1,572,190
*	Shin Shin Co., Ltd.	77,000	65,239
	Shinkong Co., Ltd.	210,271	121,861
*	Shinkong Synthetic Fibers Co., Ltd.	972,282	372,577
*	Shuttle, Inc.	166,000	69,762
	Sigurd Microelectronics Corp.	229,215	126,075
	Silicon Integrated Systems Corp.	1,083,961	368,888
	Siliconware Precision Industries Co., Ltd.	796,933	1,298,685
	Silitech Technology Corp.	57,333	176,901
	Sincere Navigation Corp.	214,400	436,914
	Sinkang Industries Co., Ltd.	79,652	61,261
	Sinkong Spinning Co., Ltd.	212,169	219,013
	Sinon Corp.	175,000	66,635
	SinoPac Holdings Co., Ltd.	5,230,000	2,262,697
*	Sintek Photronics Corp.	605,167	173,152
	Sinyi Realty, Inc.	100,843	333,316
	Sitronix Technology Corp.	47,631	126,054
	Siward Crystal Technology Co., Ltd.	66,386	40,150
*	Solelytex Enterprise Corp.	66,000	49,215
*	Solomon Technology Corp.	275,000	172,362
	South East Soda Manufacturing Co., Ltd.	71,250	54,954
	Southeast Cement Co., Ltd.	316,000	142,992
*	Space Shuttle Hi-Tech Co., Ltd.	107,609	28,748
	SPI Electronic Co., Ltd.	105,140	116,205

41

	Spirox Corp.	100,595	$91,163
	Springsoft, Inc.	123,332	132,163
	Standard Chemical & Pharmaceutical Co., Ltd.	82,400	72,448
	Standard Foods Taiwan, Ltd.	239,000	130,808
	Stark Technology, Inc.	124,000	62,356
	Sunonwealth Electric Machine Industry Co., Ltd.	168,602	98,577
	Sunplus Technology Co., Ltd.	284,581	317,840
	Sunrex Technology Corp.	192,120	233,048
	Synnex Technology International Corp.	440,947	1,080,553
	Sysware Systex Corp.	96,993	99,078
*	T JOIN Transportation Co.	349,000	186,432
	Ta Chen Stainless Pipe Co., Ltd.	192,624	260,333
*	Ta Chong Bank, Ltd.	1,187,000	350,850
	Ta Ya Electric Wire & Cable Co., Ltd.	455,155	144,692
	Ta Yih Industrial Co., Ltd.	38,000	27,546
	Tah Hsin Industrial Corp.	120,000	100,239
*	Tai Roun Products Co., Ltd.	200,000	75,202
	Ta-I Technology Co., Ltd.	110,651	85,669
*	Taichung Commercial Bank	944,459	420,958
	Tainan Enterprises Co., Ltd.	77,180	102,151
	Tainan Spinning Co., Ltd.	1,066,000	604,355
*	Taishin Financial Holdings Co., Ltd.	3,535,385	1,644,898
*	Taisun Enterprise Co., Ltd.	214,800	76,429
*	Taita Chemical Co., Ltd.	161,000	55,143
	Taiwan Acceptance Corp.	96,000	65,503
*	Taiwan Business Bank	2,382,118	763,482
	Taiwan Cement Corp.	2,040,306	3,629,851
	Taiwan Cooperative Bank	2,514,335	2,085,597
	Taiwan Fire & Marine Insurance Co., Ltd.	223,000	196,141
*	Taiwan Flourescent Lamp Co., Ltd.	119,000	11,471
	Taiwan Fu Hsing Industrial Co., Ltd.	136,000	77,677
	Taiwan Glass Industrial Corp.	711,036	828,219
	Taiwan Hon Chuan Enterprise Co., Ltd.	94,812	86,564
	Taiwan Kai Yih Industrial Co., Ltd.	61,852	29,178
*	Taiwan Kolin Co., Ltd.	508,000	209,789
	Taiwan Life Insurance Co., Ltd	243,831	408,600
	Taiwan Line Tek Electronic Co., Ltd.	64,788	37,358
	Taiwan Mask Corp.	216,000	120,429
	Taiwan Navigation Co., Ltd.	153,720	273,404
	Taiwan Paiho Co., Ltd.	141,700	154,359
	Taiwan Polypropylene Co., Ltd.	170,640	126,859
*	Taiwan Pulp & Paper Corp.	157,000	60,576
*	Taiwan Sakura Corp.	146,000	57,423
	Taiwan Secom Co., Ltd.	205,932	353,286
	Taiwan Semiconductor Manufacturing Co., Ltd.	4,171,409	8,149,030
	Taiwan Sogo Shinkong Security Co., Ltd.	166,086	149,489
	Taiwan Styrene Monomer Corp.	415,148	185,093
*	Taiwan Tea Corp.	523,654	484,441
	Taiyen Biotech Co., Ltd.	151,000	130,971
*	Tatung Co., Ltd.	2,654,000	1,554,901
*	Teapo Electronic Corp.	190,000	35,831
	Teco Electric & Machinery Co., Ltd.	1,540,000	866,999
	Tecom, Ltd.	176,000	95,243
	Ten Ren Tea Co., Ltd.	40,170	37,977
	Test-Rite International Co., Ltd.	289,083	179,970

42

	Tex-Ray Industrial Co., Ltd.	84,000	$35,237
	The Ambassador Hotel	233,000	343,399
*	The Chinese Bank	830,000	—
	The First Insurance Co., Ltd.	183,700	89,304
	Thinking Electronic Industrial Co., Ltd.	76,058	67,954
	Thye Ming Industrial Co., Ltd.	84,000	170,092
	Ton Yi Industrial Corp.	884,000	400,467
	Tong Yang Industry Co., Ltd.	202,910	186,956
*	Tong-Hwa Synthetic Fiber Co., Ltd.	180,000	18,970
	Transcend Information, Inc.	94,847	262,139
*	Tsann Kuen Enterprise Co., Ltd.	155,660	206,683
	TSRC Corp.	334,650	450,161
	TTET Union Corp.	71,000	77,466
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	170,000	39,592
	Tung Ho Steel Enterprise Corp.	378,400	599,488
*	Twinhead International Corp.	301,000	41,464
	TYC Brother Industrial Co., Ltd.	160,294	116,487
*	Tycoons Group Enterprise Co., Ltd.	389,000	90,455
	Tyntek Corp.	115,717	100,734
	Tze Shin International Co., Ltd.	87,980	56,165
	U-Ming Marine Transport Corp.	182,200	500,954
*	Uniform Industrial Corp.	22,470	27,714
*	Union Bank of Taiwan	1,282,000	285,033
*	Union Insurance Co., Ltd.	27,595	13,848
	Uni-President Enterprises Corp.	1,347,820	1,934,886
	Unitech Electronics Co., Ltd.	170,457	72,360
	Unitech Printed Circuit Board Corp.	236,742	198,911
	United Integration Service Co., Ltd.	154,800	135,705
	United Microelectronics Corp.	6,279,628	3,727,355
	Unity Opto Technology Co., Ltd.	98,869	89,605
*	Universal Cement Corp.	381,272	186,943
	Universal Microelectronics Co., Ltd.	76,000	38,029
	Universal Scientific Industrial Co., Ltd.	607,931	314,035
	Universal, Inc.	85,000	34,906
	UPC Technology Corp.	512,681	308,146
	USI Corp.	505,000	310,439
*	U-TECH Media Corp.	189,000	55,681
*	Ve Wong Corp.	135,000	106,965
*	Veutron Corp.	65,000	32,905
*	Via Technologies, Inc.	805,000	492,140
*	Visual Photonics Epitacy Co., Ltd.	27,000	37,494
	Walsin Lihwa Corp.	2,287,021	1,095,996
	Walsin Technology Corp., Ltd.	423,519	298,528
	Wan Hai Lines Co., Ltd.	618,342	525,096
	Wan Hwa Enterprise Co., Ltd.	101,915	61,514
	Waterland Financial Holdings	1,541,020	588,917
*	Wei Chih Steel Industrial Co., Ltd.	210,000	61,778
*	Wei Chuan Food Corp.	262,000	173,331
	Weltrend Semiconductor, Inc.	106,950	94,978
	Winbond Electronics Corp.	2,979,000	816,351
	Wintek Corp.	760,064	741,994
	Wistron Corp.	562,881	929,523
	Wistron NeWeb Corp.	90,710	127,140
*	Wus Printed Circuit Co., Ltd.	309,000	76,369
*	Ya Hsin Industrial Co., Ltd.	582,965	—

43

	Yageo Corp.	2,412,000	$733,559
	Yang Ming Marine Transport Corp.	989,325	652,530
	Yeung Cyang Industrial Co., Ltd.	150,703	178,266
*	Yi Jinn Industrial Co., Ltd.	409,000	64,687
	Yieh Phui Enterprise Co., Ltd.	988,674	451,262
	Yosun Industrial Corp.	203,685	147,893
*	Yuanta Financial Holding Co., Ltd.	313,292	274,662
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	1,185,718	499,293
	Yulon Motor Co., Ltd.	655,060	885,154
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	108,000	153,371
	Yung Shin Pharmaceutical Industrial Co., Ltd.	153,000	169,463
	Yung Tay Engineering Co., Ltd.	256,000	203,952
	Zig Sheng Industrial Co., Ltd.	352,228	90,746
	Zinwell Corp.	61,759	187,469
	Zippy Technology Corp.	100,980	61,970
	Zyxel Communication Corp.	274,110	298,728
TOTAL COMMON STOCKS			195,569,935

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	121,315	15,893

TOTAL — TAIWAN			195,585,828

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	758,400	289,144
*	Adkinson Securities PCL	2,260,400	53,862
*	Adkinson Securities PCL (Foreign)	4,309,000	102,677
	Advance Info Service PCL (Foreign)	308,700	1,029,817
	Amata Corp. PCL (Foreign)	387,500	199,444
	Asia Plus Securities PCL (Foreign)	1,281,200	156,308
	Asian Insulators PCL (Foreign)	151,900	31,128
	Asian Property Development PCL (Foreign) NVDR	4,923,400	1,001,104
	Ayudhya Insurance PCL	191,400	130,134
	Bangkok Aviation Fuel Services PCL (Foreign)	409,154	137,793
	Bangkok Bank PCL (Foreign)	535,800	2,264,064
#	Bangkok Bank PCL (Foreign) NVDR	101,800	420,461
	Bangkok Chain Hospital PCL (Foreign)	495,200	118,785
#	Bangkok Dusit Medical Services PCL (Foreign)	307,800	327,603
	Bangkok Expressway PCL (Foreign)	467,900	325,560
*	Bangkok Land PCL (Foreign)	2,335,700	54,172
*	Bangkok Land PCL (Foreign) NVDR	29,477,600	683,674
	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	950,200	769,820
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	663,900	520,995
	Banpu PCL (Foreign)	79,200	1,207,816
#	BEC World PCL (Foreign)	712,400	622,430
	Bualuang Securities PCL (Foreign)	137,100	104,104
	Bumrungrad Hospital PCL (Foreign)	120,700	141,887
	Bumrungrad Hospital PCL (Foreign) NVDR	206,900	243,218
	C.P. Seven Eleven PCL (Foreign)	813,100	284,165
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,355,500	449,023
	Capital Nomura Securities PCL (Foreign) NVDR	123,300	134,171
#	Central Pattana PCL (Foreign)	481,900	444,006
	Central Plaza Hotel PCL (Foreign)	493,100	90,865

44

	Ch. Karnchang PCL (Foreign)	677,100	$173,174
	Charoen Pokphand Foods PCL (Foreign)	3,598,100	528,140
	Charoong Thai Wire & Cable PCL (Foreign)	343,000	82,004
	Delta Electronics (Thailand) PCL (Foreign)	722,300	532,402
	Dynasty Ceramic PCL (Foreign)	127,500	64,813
	Eastern Water Resources Development & Management PCL (Foreign)	685,700	97,163
*	Erawan Group PCL	73,800	10,551
	Erawan Group PCL (Foreign)	1,041,400	148,890
	GMM Grammy PCL (Foreign)	186,400	59,222
*	Golden Land Property PCL (Foreign) NVDR	698,800	177,614
	Hana Microelectronics PCL (Foreign)	364,757	220,187
	Hermraj Land & Development PCL (Foreign)	9,272,000	332,879
	Home Product Center PCL (Foreign)	962,534	152,293
	ICC International PCL (Foreign)	49,200	64,870
	Indorama Polymers PCL (Foreign)	576,100	164,731
*	Italian-Thai Development PCL	2,590,100	744,731
*	ITV PCL (Foreign)	183,700	6,128
	Jasmine International PCL (Foreign)	7,798,200	64,417
	Kasikornbank PCL (Foreign)	597,100	1,697,870
	Kasikornbank PCL (Foreign) NVDR	178,600	499,342
#	KGI Securities One PCL (Foreign)	1,867,000	145,920
*	Kgi Securities Thailand PCL	1,921,600	150,187
	Khon Kaen Sugar Industry PCL (Foreign)	567,400	259,589
	Kiatnakin Bank PCL (Foreign) NVDR	58,600	54,923
	Kiatnakin Finance PCL (Foreign)	279,800	262,243
*	Kim Eng Securities Thailand PCL	154,100	126,071
	Kim Eng Securities Thailand PCL (Foreign)	253,700	207,554
	Krung Thai Bank PCL (Foreign)	4,150,100	1,410,836
	Krungthai Card PCL (Foreign)	115,200	83,083
	L.P.N. Development PCL (Foreign) NVDR	1,590,700	343,662
	Lalin Property PCL (Foreign)	1,458,800	129,774
#	Land & Houses PCL (Foreign)	942,800	272,581
	Land and Houses PCL (Foreign) NVDR	2,348,700	630,549
	Lanna Resources PCL (Foreign)	119,100	72,274
	Loxley PCL (Foreign)	1,996,500	156,041
	Major Cineplex Group PCL (Foreign)	313,000	176,016
	MBK Development PCL (Foreign)	134,200	304,855
	Minor Corp. PCL (Foreign)	117,800	54,268
	Modernform Group PCL (Foreign)	31,000	38,904
	Muramoto Electronic (Thailand) PCL (Foreign)	7,400	38,558
*	Nakornthai Strip Mill PCL (Foreign)	21,332,000	176,213
	Padaeng Industry PCL (Foreign) NVDR	550,900	608,222
	Polyplex PCL (Foreign)	373,900	80,779
	Power Line Engineering PCL (Foreign)	560,800	93,541
	Pranda Jewelry PCL (Foreign)	462,100	132,133
	Precious Shipping PCL (Foreign) NVDR	694,000	617,379
*	Property Perfect PCL (Foreign)	1,383,500	173,185
*	PTT Aromatics & Refining PCL (Foreign)	598,643	803,580
	PTT Chemical PCL (Foreign)	608,871	2,282,662
	Quality Houses PCL (Foreign)	10,732,400	818,356
	Ratchaburi Electricity Generating Holding PCL (Foreign)	468,400	654,793
	Regional Container Lines PCL (Foreign)	384,200	311,266
	Robinson Department Store PCL (Foreign)	623,500	221,865
	Rojana Industrial Park PCL (Foreign)	399,900	198,203

45

	Saha-Union PCL (Foreign)	297,800	$178,822
	Sahaviriya Steel Industries PCL (Foreign)	8,303,400	240,066
	Samart Corporation PCL (Foreign)	428,600	100,086
	Samart I-Mobile PCL (Foreign)	174,600	110,945
	Sansiri PCL (Foreign)	1,512,700	177,823
	SC Asset Corp. PCL (Foreign)	430,100	214,538
*	Seamico Securities PCL	417,400	45,088
#	Seamico Securities PCL (Foreign)	1,369,200	147,904
*	Serm Suk PCL (Foreign) NVDR	112,700	67,316
* #	Shinawatra Satellite PCL (Foreign)	590,000	193,074
	Siam Cement PCL (Foreign) (6609906)	54,500	374,011
#	Siam Cement PCL (Foreign) (6806387)	58,600	446,831
	Siam Commercial Bank PCL (Foreign)	704,600	1,958,777
	Siam Future Development PCL (Foreign)	193,700	69,541
	Siam Makro PCL (Foreign)	79,800	249,731
* #	Sino-Thai Engineering & Construction PCL (Foreign)	1,770,800	326,311
	Sri Trang Agro Industry PCL (Foreign)	91,900	37,665
	Supalai PCL (Foreign)	2,095,700	238,367
	SVOA PCL (Foreign)	833,400	34,422
	Tata Steel (Thailand) PCL (Foreign)	2,129,300	152,890
	Thai Oil PCL (Foreign)	649,500	1,630,199
	Thai Plastic & Chemicals PCL (Foreign)	551,200	367,759
	Thai Reinsurance PCL (Foreign)	220,700	42,773
*	Thai Rung Union Car PCL (Foreign)	201,500	16,005
	Thai Stanley Electric (Thailand) PCL (Foreign)	45,500	208,165
	Thai Union Frozen Products PCL (Foreign)	345,400	223,865
	Thai Union Frozen Products PCL (Foreign) NVDR	329,100	213,301
	Thai Vegetable Oil PCL (Foreign)	271,125	172,280
	Thanachart Capital PCL (Foreign)	1,330,200	650,837
	The Siam Cement PCL (Foreign)	40,200	275,876
#	Thoresen Thai Agencies PCL (Foreign)	279,200	425,786
	Ticon Industrial Connection PCL (Foreign)	266,300	160,753
	Tipco Asphalt PCL (Foreign)	62,800	47,487
	TIPCO Foods (Thailand) PCL (Foreign)	227,300	40,080
	Tisco Bank PCL (Foreign) NVDR	840,500	794,436
*	TMB Bank PCL (Foreign)	12,283,112	515,130
	TPI Polene PCL (Foreign)	1,060,200	245,892
*	True Corp. PCL (Foreign)	1,709,700	293,324
*	TT&T PCL (Foreign)	1,272,900	32,353
	Vanachai Group PCL (Foreign)	1,337,400	156,366
	Vibhavadi Medical Center PCL (Foreign)	479,100	45,360
	Vinythai PCL (Foreign)	563,300	130,646
	Workpoint Entertainment PCL	81,400	45,517
TOTAL COMMON STOCKS			42,348,114

RIGHTS/WARRANTS — (0.0%)
*	SVI PCL (Foreign) Warrants 12/06/10	228,000	4,419

TOTAL — THAILAND			42,352,533

TURKEY — (2.2%)
COMMON STOCKS — (2.2%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	32,909	230,471
	Adana Cimento Sanayi Ticaret A.S.	38,529	20,065

46

	Afyon Cimento Sanayii Ticaret A.S.	32	$30,123
	Akbank T.A.S.	444,884	2,355,057
	Akcansa Cimento Sanayi ve Ticaret A.S.	65,982	304,612
*	Akenerji Elektrik Uretim A.S.	17,034	146,610
	Aksa Akrilik Kimya Sanayii A.S.	68,123	105,130
	Aksigorta A.S.	197,071	978,329
	Alarko Holding A.S.	75,186	175,236
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	34,639	51,848
	Alkim Alkali Kimya A.S.	8,812	56,142
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	29,390	167,364
	Anadolu Anonim Turk Sigorta Sirketi A.S.	204,253	263,368
	Anadolu Cam Sanayii A.S.	135,367	330,194
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	114,042	1,257,234
	Anadolu Hayat Sigorta A.S.	53,687	157,300
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	11,993	88,743
	Arcelik A.S	141,892	799,047
*	Ayen Enerji A.S.	58,827	123,898
	Aygaz A.S.	147,234	512,556
	Bagfas Bandirma Gubre Fabrikalari A.S.	1,560	151,621
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	51,573	145,511
	Bati Anabolu Cimento A.S.	20,789	150,550
	Bati Soeke Cimento Sanayi A.S.	28,195	57,246
*	Beko Elektronik A.S.	47,876	39,856
	BIM BirlesikMagazalar A.S.	7,894	694,236
	Bolu Cimento Sanayii A.S.	112,064	164,238
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	12,851	91,661
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	904	58,342
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	63,578	72,392
*	Boyner Buyuk Magazacilik A.S.	20,255	35,985
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	1,128	61,478
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,670	35,439
	Bursa Cimento Fabrikasi A.S.	19,346	149,482
	Celebi Hava Servisi A.S.	7,050	46,328
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	36,942	48,048
	Cimsa Cimento Sanayi ve Ticaret A.S.	53,275	309,562
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	1
*	Deva Holding A.S.	24,642	305,874
*	Dogan Gazetecilik A.S.	38,012	80,553
*	Dogan Sirketler Grubu Holding A.S.	741,989	933,578
*	Dogan Yayin Holding A.S.	178,886	452,155
	Dogus Otomotiv Servis ve Ticaret A.S.	64,000	356,407
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	200,417	112,192
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	86,277	318,834
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	29,614	70,353
*	EGE Seramik Sanayi ve Ticaret A.S.	20,941	30,442
	Enka Insaat ve Sanayi A.S.	100,080	1,505,816
	Eregli Demir ve Celik Fabrikalari Turk A.S.	490,690	3,450,323
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	72	40,635
	Ford Otomotiv Sanayi A.S.	63,208	595,585
*	Fortis Bank A.S.	17,634	24,122
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	29,205	27,694
*	Global Yatirim Holding A.S.	192,034	183,328
*	Goldas Kuyumculuk Sanayi A.S.	61,429	140,929
*	Goodyear Lastikleri T.A.S.	4,458	47,768
*	GSD Holding A.S.	306,380	247,744

47

*	Gunes Sigorta A.S.	34,974	$46,443
	Hektas Ticaret T.A.S.	29,495	29,862
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	283,068	670,789
*	Ihlas Holding A.S.	393,906	319,953
*	Isiklar Ambalaj A.S.	87,711	56,625
*	Izmir Demir Celik Sanayii A.S.	47,268	89,857
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	52,851	66,681
	Karton Sanayi ve Ticaret A.S.	1,139	50,817
*	Koc Holding A.S. Series B	390,330	1,470,043
	Konya Cimento Sanayii A.S.	2,341	87,953
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	40,748	88,435
	Mardin Cimento Sanayii ve Ticaret A.S.	27,843	141,956
*	Marmari Marti Otel Isletmeleri A.S.	82,260	60,568
	Marshall Boya ve Vernik Sanayii A.S.	2,741	29,028
*	Menderes Tekstil Sanayi ve Ticaret A.S.	236,388	83,920
	Migros Turk A.S.	80,943	1,272,077
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	17,341	23,553
*	Multu Aku ve Malzemeleri Sanayi A.S.	24,981	41,969
*	Net Holding A.S.	200,015	139,388
*	Net Turizm Ticaret ve Sanayi A.S.	68,612	49,269
	Nortel Networks Netas Telekomuenikasyon A.S.	4,770	72,265
	Otobus Karoseri Sanayi A.S.	13,080	182,854
*	Parsan Makina Parcalari Sanayii A.S.	39,195	68,946
	Pinar Entegre Et ve Un Sanayi A.S.	17,450	50,500
	Pinar Sut Mamulleri Sanayii A.S.	25,245	125,691
*	Sanko Pazarlama Ithalat Ihracat A.S.	23,627	53,699
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	44,948	98,717
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	45,005	18,934
*	Tat Konserve Sanayii A.S.	77,867	177,051
*	Tekstil Bankasi A.S.	116,906	123,209
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	25,417	166,700
	Tofas Turk Otomobil Fabrikasi A.S.	136,577	624,657
	Trakya Cam Sanayii A.S.	317,258	617,026
	Tupras-Turkiye Petrol Rafinerileri A.S.	131,509	3,334,154
	Turcas Petrol A.S.	26,242	218,271
*	Turk Demir Dokum Fabrikalari A.S.	18,870	144,777
*	Turk Ekonomi Bankasi A.S.	314,694	502,099
	Turk Sise ve Cam Fabrikalari A.S.	535,432	823,698
	Turkcell Iletisim Hizmetleri A.S.	213,799	2,112,424
	Turkcell Iletisim Hizmetleri A.S. ADR	12,288	310,026
	Turkiye Garanti Bankasi A.S.	738,625	4,380,457
	Turkiye Is Bankasi A.S.	844,724	3,874,544
	Ulker Biskuvi Sanayi A.S.	117,417	364,164
	USAS Ucak Servisi A.S.	31,408	41,392
*	Uzel Makina Sanayii A.S.	57,298	65,433
*	Vestel Elektronik Sanayi ve Ticaret A.S.	105,907	174,885
	Yapi Kredi Finansal Kiralama A.S.	41,404	100,272
	Yapi Kredi Sigorta A.S.	27,709	281,339
*	Yapi ve Kredi Bankasi A.S.	291,450	658,780
*	Zorlu Enerji Elektrik Uretim A.S.	46,501	169,584

TOTAL — TURKEY			44,145,369

48

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $8,110,000 FNMA 3.50%, 03/25/33, valued at $1,507,179) to be repurchased at $1,484,364	$1,484	1,484,000

SECURITIES LENDING COLLATERAL — (10.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $154,797,691 FHLMC, rates ranging from 5.000% to 7.277%(r), maturities ranging from 07/01/21 to 01/01/38; FNMA 5.662%, 06/01/36; & GNMA 6.000%, 02/15/38, valued at $118,931,679) to be repurchased at $116,630,584	116,600	116,599,685
@ Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $103,966,167 FNMA, rates ranging from 5.500% to 6.500%, maturities ranging from 04/01/37 to 12/01/37, valued at $102,000,113) to be repurchased at $100,026,500	100,000	100,000,000
TOTAL SECURITIES LENDING COLLATERAL		216,599,685

TOTAL INVESTMENTS - (100.0%)
(Cost $1,571,477,949) ##		$2,017,301,742

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$662,980,665
Level 2 – Other Significant Observable Inputs	1,354,321,077
Level 3 – Significant Unobservable Inputs	—
Total	$2,017,301,742

49

EMERGING MARKETS SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

BRAZIL — (11.8%)
COMMON STOCKS — (2.6%)
#	Companhia Siderurgica Nacional SA Sponsored ADR	78,600	$2,938,854
	Companhia Vale do Rio Doce ADR	176,600	6,152,744
	Empresa Brasileira de Aeronautica SA	90,900	1,015,913
	Eternit SA	9,450	40,346
	Perdigao SA	40,800	991,833
	Tractebel Energia SA	36,200	455,738
	Weg SA	12,000	161,433
TOTAL COMMON STOCKS			11,756,861

PREFERRED STOCKS — (9.2%)
	Aracruz Celulose SA Sponsored ADR	15,600	1,130,064
	Banco Bradesco SA Sponsored ADR	92,000	2,887,880
	Banco Itau Holding Financeira SA ADR	158,900	4,026,526
#	Braskem SA Special Preferred A Sponsored ADR	11,300	190,857
	Centrais Electricas de Santa Catarina SA	9,050	220,698
	Companhia Vale do Rio Doce Sponsored ADR	223,600	6,555,952
	Duratex SA	28,500	581,426
#	Gerdau SA Sponsored ADR	107,200	3,512,944
	Gol Linhas Aereas Inteligentes SA	23,800	412,077
	Investimentos Itau SA	430,230	2,734,890
	Klabin SA	163,000	551,333
	Marcopolo SA	38,000	157,968
	Metalurgica Gerdau SA	37,600	1,656,437
*	Net Servicos de Comunicacao SA	28,391	312,434
#	Sadia SA ADR	65,333	1,103,480
	Suzano Papel e Celullose SA	83,600	1,307,563
	Suzano Petroquimica SA	31,600	192,280
#	Telecomunicacoes de San Paulo SA ADR	24,200	682,440
	Ultrapar Participacoes SA	22,136	827,269
	Uniao de Industrias Petroquimicas SA Series B	114,000	109,207
	Unibanco-Uniao de Bancos Brasileiros SA GDR	35,140	4,765,687
	Usinas Siderurgicas de Minas Gerais SA Series A	80,250	4,650,523
	Vivo Participacoes SA ADR	143,700	872,259
	Votorantim Celulose e Papel SA Sponsored ADR	42,800	1,346,488
TOTAL PREFERRED STOCKS			40,788,682

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	312	22

TOTAL — BRAZIL			52,545,565

1

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
#	Banco de Chile Series F ADR	4,906	$277,533
	Banco de Credito e Inversiones SA Series A	8,868	292,577
	Banco Santander Chile SA ADR	7,000	362,320
	Cap SA	29,341	926,082
	Colbun SA	2,505,808	394,073
	Compania General de Electricidad SA	22,917	166,339
*	Compania SudAmericana de Vapores SA	208,349	411,978
	Compania Telecomunicaciones de Chile SA Sponsored ADR	62,700	502,227
	CorpBanca SA	38,136,342	251,642
	Distribucion y Servicio D&S SA ADR	17,200	443,932
	Embotelladora Andina SA Series B	51,938	174,212
	Embotelladora Andina SA Series B ADR	5,000	100,050
	Empresa Nacional de Electricidad SA Sponsored ADR	24,755	1,048,869
	Empresa Nacional de Telecomunicaciones SA	32,414	570,348
	Empresas CMPC SA	18,810	717,813
	Empresas Copec SA	233,127	3,999,539
	Empresas Iansa SA	2,005,366	152,172
	Enersis SA Sponsored ADR	58,256	918,697
	Madeco SA	1,535,966	174,154
	Madeco SA Sponsored ADR	10,700	117,058
	S.A.C.I. Falabella SA	94,265	489,311
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,200	429,110

TOTAL — CHILE			12,920,036

CHINA — (5.3%)
COMMON STOCKS — (5.3%)
*	Air China, Ltd.	106,000	99,267
	Aluminum Corp. of China, Ltd. ADR	6,200	301,940
	AMVIG Holdings, Ltd.	36,000	39,428
*	Angang Steel Co., Ltd.	78,000	204,535
*	Anhui Conch Cement Co., Ltd.	12,000	92,417
*	Anhui Expressway Co., Ltd.	54,000	45,124
*	Bank of China, Ltd.	1,663,000	696,583
	Bank of Communications Co., Ltd.	364,000	433,057
	Beijing Capital International Airport Co., Ltd.	112,000	117,379
*	Beijing Capital Land, Ltd.	58,000	28,461
*	Brilliance China Automotive Holdings, Ltd.	188,000	37,123
	Byd Co., Ltd.	47,500	88,890
	Chaoda Modern Agriculture	264,300	296,575
*	China Aerospace International Holdings, Ltd.	149,400	19,177
	China Construction Bank Corp.	1,618,000	1,225,888
*	China COSCO Holdings Co., Ltd.	86,500	251,337
	China Development Financial Holding Corp.	2,065,314	845,708
	China Everbright International, Ltd.	100,000	47,813
* #	China Everbright, Ltd.	58,000	132,745
* #	China Foods, Ltd.	142,000	86,627
	China Gas Holdings, Ltd.	104,000	34,048
	China Green (Holdings), Ltd.	48,000	55,148
	China Infrastructure Machinery Holdings, Ltd.	32,000	49,988
*	China Insurance International Holdings Co., Ltd.	50,000	129,279
*	China Life Insurance Co., Ltd.	22,000	85,568
* #	China Life Insurance Co., Ltd. ADR	9,595	557,278
	China Mengniu Dairy Co., Ltd.	53,000	142,958

2

	China Merchants Holdings (International) Co., Ltd.	86,000	$463,232
*	China Mining Resources Group, Ltd.	270,000	39,733
	China Mobile, Ltd. Sponsored ADR	40,561	3,026,662
*	China National Building Material Co., Ltd.	20,000	62,612
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	9,444	578,256
*	China Oilfield Services, Ltd.	42,000	81,736
	China Power International Development, Ltd.	182,000	68,950
	China Resources Power Holdings Co., Ltd.	70,000	173,879
	China Shenhua Energy Co., Ltd.	90,500	460,971
	China Shipping Container Lines Co., Ltd.	312,950	138,779
*	China Shipping Development Co., Ltd.	54,000	167,020
*	China Southern Airlines Co., Ltd. ADR	900	44,640
	China State Construction International Holdings, Ltd.	34,000	61,070
*	China Telecom Corp., Ltd.	430,000	316,683
*	China Telecom Corp., Ltd. ADR	3,845	282,261
	China Travel International Investment Hong Kong, Ltd.	366,000	197,126
	China Unicom, Ltd.	200,000	428,819
	China Unicom, Ltd. ADR	12,284	260,789
	China Yurun Food Group, Ltd.	35,000	43,414
	Citic Pacific, Ltd.	121,000	655,061
*	CITIC Resources Holdings, Ltd.	250,000	112,275
	CNOOC, Ltd.	427,000	711,252
#	CNOOC, Ltd. ADR	5,400	895,158
	COSCO International Holdings, Ltd.	38,000	29,893
	COSCO Pacific, Ltd.	138,000	297,998
*	Dalian Port (PDA) Co., Ltd.	54,000	32,038
	Datang International Power Generation Co., Ltd.	224,000	149,999
	Denway Motors, Ltd.	640,000	323,503
*	Dongfang Electric Co., Ltd.	8,000	48,004
*	Enerchina Holdings, Ltd.	110,500	4,057
	FU JI Food & Catering Services	17,000	29,965
	Geely Automobile Holdings, Ltd.	360,000	36,814
	Global Bio-Chem Technology Group Co., Ltd.	124,000	51,077
*	Golden Eagle Retail Group, Ltd.	33,000	34,084
	GOME Electrical Appliances Holdings, Ltd.	113,000	248,500
*	Great Wall Motor Co., Ltd.	32,000	37,136
	Guangdong Investment, Ltd.	310,000	163,508
*	Guangshen Railway Co., Ltd. Sponsored ADR	4,362	140,456
	Guangzhou R&F Properties Co., Ltd.	33,200	100,607
	GZI Transport, Ltd.	76,000	39,719
#	Hengan International Group Co., Ltd.	20,000	78,806
#	HKC (Holdings), Ltd.	312,086	69,787
	Hopson Development Holdings, Ltd.	70,000	116,409
*	Huadian Power International Corp.	124,000	41,634
*	Huaneng Power International, Inc.	130,000	106,221
* #	Huaneng Power International, Inc. ADR	6,058	196,885
*	Hunan Non-Ferrous Metal Corp., Ltd.	134,000	68,214
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,903,000	1,320,224
*	Jiangsu Express Co., Ltd.	110,000	102,809
*	Jiangxi Copper Co., Ltd.	39,000	90,346
	Lenova Group, Ltd.	272,000	188,760
#	Li Ning Co., Ltd.	38,000	117,020
*	Maanshan Iron and Steel Co., Ltd.	220,000	136,901
	Minmetals Resources, Ltd.	148,000	67,189
	Neo-China Land Group (Holdings), Ltd.	62,000	40,556

3

	Nine Dragons Paper Holdings, Ltd.	94,000	$165,482
	PICC Property and Casualty Co., Ltd.	160,000	167,773
	Ping An Insurance (Group) Co. of China, Ltd.	54,500	412,103
*	Semiconductor Manufacturing International Corp	1,938,000	155,497
*	Semiconductor Manufacturing International Corp. ADR	1,700	6,868
*	Shanghai Electric Group Co., Ltd.	348,000	246,312
*	Shenzhen Expressway Co., Ltd.	96,000	89,474
	Shenzhen International Holdings, Ltd.	872,500	96,376
	Shenzhen Investment, Ltd.	220,000	117,446
*	Shenzhou International Group	93,000	31,707
	Shimao Property Holdings, Ltd.	194,500	389,146
	Shougang Concord International Enterprises Co., Ltd.	246,000	69,934
#	Sinofert Holdings, Ltd.	122,000	121,258
	Sinolink Worldwide Holdings, Ltd.	170,000	28,500
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	2,335	108,788
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	240,000	70,420
	Sinotrans, Ltd.	131,000	40,578
	SRE Group, Ltd.	164,000	33,758
	Tianjin Development Holdings, Ltd.	38,000	34,400
*	Towngas China Co., Ltd.	94,000	42,070
	TPV Technology, Ltd.	132,000	79,109
*	Travelsky Technology, Ltd.	93,000	78,052
	Weichai Power Co., Ltd.	13,000	65,082
*	Weiqiao Textile Co., Ltd.	40,000	55,543
*	Xinao Gas Holdings, Ltd.	54,000	99,844
*	Yanzhou Coal Mining Co., Ltd.	68,000	110,933
*	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	1,543	126,974
	Zhejiang Expressway Co., Ltd.	168,000	164,947
*	Zijin Mining Group Co., Ltd.	102,000	135,489
*	ZTE Corp.	22,800	123,469
TOTAL COMMON STOCKS			23,391,170

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	4,857	1,217
*	HKC (Holdings), Ltd. Warrants 11/30/09	14,516	672
TOTAL RIGHTS/WARRANTS			1,889

TOTAL — CHINA			23,393,059

CZECH REPUBLIC — (1.1%)
COMMON STOCKS — (1.1%)
	CEZ A.S.	31,512	2,324,917
	Komercni Banka A.S.	2,207	539,830
	Telefonica 02 Czech Republic A.S.	42,731	1,339,296
*	Unipetrol A.S.	27,775	471,743

TOTAL — CZECH REPUBLIC			4,675,786

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
	EMASZ RT	942	133,943
*	Fotex NYRT	34,901	138,081
	Magyar Telekom Telecommunications P.L.C.	145,283	701,162

4

	Magyar Telekom Telecommunications P.L.C. Sponsored ADR	2,400	$57,624
#	MOL Hungarian Oil & Gas NYRT	17,480	2,381,248
	OTP Bank NYRT	58,033	2,344,961
*	Pannonplast NYRT	13,775	122,299
*	RABA Automotive Holding NYRT	11,416	119,957
*	Synergon Information Systems	10,629	95,163

TOTAL — HUNGARY			6,094,438

INDIA — (9.1%)
COMMON STOCKS — (9.1%)
	Aban Offshore, Ltd.	1,530	154,686
	Adani Enterprises, Ltd.	10,923	186,100
	Aditya Birla Nuvo, Ltd.	17,301	726,046
	Adlabs Films, Ltd.	4,064	83,658
	Alfa Laval (India), Ltd.	946	22,246
	Alok Industries, Ltd.	48,779	83,062
	Alstom Projects India, Ltd.	4,263	76,524
	Ambuja Cements, Ltd.	133,567	398,595
	Amtek Auto, Ltd.	22,222	166,741
	Apollo Tyres, Ltd.	102,440	110,580
*	Arvind Mills, Ltd.	52,730	63,558
	Asahi India Glass, Ltd.	26,738	57,232
	Asea Brown Boveri India, Ltd.	9,765	277,927
	Ashapura Minechem, Ltd.	7,200	48,343
	Asian Hotels, Ltd.	4,300	71,897
	Asian Paints (India), Ltd.	7,500	206,493
	Astra Microwave Products, Ltd.	14,854	40,252
	Axis Bank, Ltd.	26,648	667,091
	Bajaj Auto Finance, Ltd.	5,768	60,000
	Bajaj Auto, Ltd.	7,812	439,303
	Bajaj Hindusthan, Ltd.	18,256	110,727
	Balaji Telefilms, Ltd.	11,012	57,283
	Ballarpur Industries, Ltd.	33,696	115,281
	Bank of Maharashtra, Ltd.	77,935	105,667
	Bannari Amman Sugars, Ltd.	1,400	34,721
	BASF India, Ltd.	8,278	47,956
*	Bata India, Ltd.	15,997	64,759
	BEML, Ltd.	6,037	177,663
	Berger Paints India, Ltd.	49,000	49,353
	Bharat Forge, Ltd.	35,107	250,658
	Bhushan Steel & Strips, Ltd.	6,126	152,685
	Blue Star, Ltd.	10,894	126,884
	Bongaigaon Refinery & Petrochemicals, Ltd.	58,753	90,548
	Bosch Chassis Systems India	900	14,579
	Britannia Industries, Ltd.	4,943	167,216
*	Cambridge Solutions, Ltd.	17,830	22,516
	Carborundum Universal, Ltd.	21,879	78,479
	Ceat, Ltd.	10,454	35,558
	Century Textiles & Industries, Ltd.	6,103	120,640
	CESC, Ltd.	10,657	138,797
	Chambal Fertilizers & Chemicals, Ltd.	90,740	129,696
	Chennai Petroleum Corp., Ltd.	15,825	116,095
	Chettinad Cement Corp., Ltd.	800	9,408
*	Chi Investments, Ltd.	3,484	—

5

	CMC, Ltd.	1,340	$30,244
	Colgate-Palmolive (India), Ltd.	8,968	82,598
	Coromandel Fertilisers, Ltd.	43,187	135,564
	Cranes Software International, Ltd.	21,490	66,503
	CRISIL, Ltd.	636	53,151
	Crompton Greaves, Ltd.	49,217	381,446
	Cummins India, Ltd.	16,419	135,763
	Dabur India, Ltd.	42,601	104,608
	Dalmia Cement (Bharat), Ltd.	3,900	35,184
*	Dish TV India, Ltd.	39,984	59,794
	E.I.D. - Parry (India), Ltd.	18,565	82,919
	EIH, Ltd.	65,321	277,794
	Electrosteel Casings, Ltd.	78,500	111,893
*	Escorts, Ltd.	16,186	42,107
*	Essel Propack, Ltd.	40,846	46,620
	Exide Industries, Ltd.	92,784	171,461
	FAG Bearings (India), Ltd.	5,070	71,745
	Federal Bank, Ltd.	53,973	393,045
	Finolex Cables, Ltd.	46,600	101,584
	Finolex Industries, Ltd.	36,143	67,919
	Gammon India, Ltd.	9,039	110,106
	Geodesic Information Systems, Ltd.	29,058	135,631
	Geometric, Ltd.	16,569	27,641
	GHCL, Ltd.	18,278	55,032
	Gillette India, Ltd.	800	17,436
	GlaxoSmithKline Consumer Healthcare, Ltd.	9,486	143,206
	Godrej Consumer Products, Ltd.	18,400	61,385
	Godrej Industries, Ltd.	33,592	241,799
	Great Eastern Shipping Co., Ltd.	25,938	265,256
	Great Offshore, Ltd.	4,506	92,723
	Greaves Cotton, Ltd.	9,499	61,138
	GTL, Ltd.	21,580	132,833
	Gujarat Alkalies & Chemicals, Ltd.	17,941	76,167
	Gujarat Ambuja Exports, Ltd.	37,000	53,746
	Gujarat Fluorochemicals, Ltd.	17,792	108,209
	Gujarat Gas Co., Ltd.	8,580	67,270
	Gujarat Narmada Valley Fertilizers Co., Ltd.	33,112	148,201
	Gujarat State Fertilizers & Chemicals, Ltd.	18,025	112,064
	H.E.G., Ltd.	13,472	109,714
	HCL Infosystems, Ltd.	19,952	103,957
	HCL Technologies, Ltd.	48,064	327,991
	HDFC Bank ADR	9,300	1,014,723
	Hero Honda Motors, Ltd. Series B	16,024	302,046
	Hexaware Technologies, Ltd.	21,369	39,163
	Hikal, Ltd.	3,700	36,346
*	Himachal Futuristic Communications, Ltd.	126,748	71,564
	Himatsingka Seide, Ltd.	16,432	32,519
	Hinduja Ventures, Ltd.	6,728	89,968
	Hindustan Construction Co., Ltd.	36,523	148,665
*	Hindustan Motors, Ltd.	57,521	55,338
*	Hindustan Oil Exploration Co., Ltd.	28,998	79,089
	Hindustan Unilever, Ltd.	86,635	486,424
	Honeywell Automation India, Ltd.	950	40,791
	Hotel Leelaventure, Ltd.	76,029	95,191
	HTMT Global Solutions, Ltd.	6,728	50,416

6

	ICI India, Ltd.	5,027	$70,213
	ICICI Bank Sponsored ADR	87,637	4,543,102
	iGate Global Solutions, Ltd.	7,218	73,957
	India Cements, Ltd.	39,905	205,111
	Indiabulls Financial Services, Ltd.	19,709	297,274
*	Indiabulls Real Estate, Ltd.	56,565	877,485
*	Indiabulls Sec	19,709	59,425
	Indian Hotels Co., Ltd.	109,998	340,649
	IndusInd Bank, Ltd.	75,477	184,475
	Industrial Development Bank of India, Ltd.	79,758	231,689
	Infosys Technologies, Ltd.	56,344	2,148,999
	Infotech Enterprises, Ltd.	14,697	100,598
	IVRCL Infrastructures & Projects, Ltd.	19,106	220,488
	Jain Irrigation Systems, Ltd.	5,895	104,264
	Jaiprakash Associates, Ltd.	73,180	479,881
	Jammu & Kashmir Bank, Ltd.	11,393	198,307
	JBF Industries, Ltd.	18,484	65,112
	Jet Airways (India), Ltd.	5,856	105,805
*	Jindal Saw, Ltd.	6,867	147,738
	Jindal Steel & Power, Ltd.	9,465	535,050
	JSW Steel, Ltd.	16,249	425,386
	Jubilant Organosys, Ltd.	29,807	263,705
	Jyoti Structures, Ltd.	13,740	69,516
	Karnataka Bank, Ltd.	25,885	167,844
	Karur Vysya Bank, Ltd.	9,749	104,171
	Kesoram Industries, Ltd.	9,437	93,477
	Kirloskar Oil Engines, Ltd.	63,106	176,178
	KPIT Cummins Infosystems, Ltd.	18,448	37,844
	Lakshmi Machine Works, Ltd.	1,980	99,510
	LIC Housing Finance, Ltd.	20,990	158,722
	Madras Cements, Ltd.	1,550	138,327
	Maharashtra Seamless, Ltd.	10,924	90,832
	Mahindra & Mahindra, Ltd.	47,844	814,670
	Mahindra Lifespace Developers, Ltd.	4,305	60,065
	Maruti Suzuki India, Ltd.	14,452	308,599
	Mastek, Ltd.	3,774	25,382
	Monnet Ispat, Ltd.	9,869	111,388
	Monsanto India, Ltd.	700	31,165
	Moser Baer (India), Ltd.	65,998	286,595
	Motherson Sumi Systems, Ltd.	14,700	38,761
	Motor Industries Co., Ltd.	2,852	270,143
	MRF, Ltd.	896	100,567
	Mukand, Ltd.	22,624	55,291
*	Mysore Cements, Ltd.	37,206	36,357
	Nagarjuna Construction Co., Ltd.	24,876	165,959
*	Nagarjuna Fertilizers & Chemicals, Ltd.	88,475	111,262
	Navneet Publications (India), Ltd.	35,467	106,303
	NIIT Technologies, Ltd.	9,598	30,823
	NIIT, Ltd.	83,932	255,725
	Nirma, Ltd.	5,100	23,204
	Nucleus Software Exports, Ltd.	3,918	27,063
	Opto Circuits India, Ltd.	12,421	126,267
	Patel Engineering, Ltd.	4,621	86,483
	Patni Computer Systems, Ltd.	20,346	120,065
	Petronet LNG, Ltd.	91,954	166,583

7

	Pidilite Industries, Ltd.	27,000	$106,641
	Polaris Software Lab, Ltd.	28,867	62,643
	Praj Industries, Ltd.	16,862	73,493
	Prism Cements, Ltd.	86,482	102,352
	PTC India, Ltd.	17,000	49,383
*	Punjab Tractors, Ltd.	3,838	26,801
	Raymond, Ltd.	13,151	110,549
*	REI Agro, Ltd.	11,457	412,462
	Reliance Energy, Ltd.	17,895	689,995
	Reliance Industrial Infrastructure, Ltd.	4,222	143,291
	Rico Auto Industries, Ltd.	43,187	37,097
	Rolta India, Ltd.	21,514	160,161
	Ruchi Soya Industries, Ltd.	55,585	162,868
	Satyam Computer Services, Ltd.	87,420	934,580
*	SEAMEC, Ltd.	10,499	44,043
	Sesa GOA, Ltd.	2,837	242,469
	Shree Cement, Ltd.	3,483	103,811
	Shree Precoated Steel, Ltd.	5,329	31,764
	Shriram Transport Finance Co., Ltd.	29,558	284,012
*	Sicagen India, Ltd.	3,400	—
*	Sical Logistics, Ltd.	3,400	18,419
	Siemens India, Ltd.	7,994	161,000
	Sonata Software, Ltd.	39,011	38,513
	South India Bank, Ltd.	24,114	108,100
	SREI Infrastructure Finance, Ltd.	21,226	99,926
	SRF, Ltd.	13,802	39,943
*	SSI, Ltd.	2,337	8,224
	Sterling Biotech, Ltd.	30,729	116,246
*	Sterlite Industries (India), Ltd. Series A	24,973	515,043
	Subex, Ltd.	6,447	42,705
	Sundram Fastners, Ltd.	34,002	32,885
	Syndicate Bank	74,170	177,740
	Tata Chemicals, Ltd.	27,796	224,827
#	Tata Communications, Ltd. ADR	10,600	262,880
	Tata Consultancy Services, Ltd.	16,185	349,793
	Tata Elxsi, Ltd.	8,349	42,018
	Tata Investment Corp., Ltd.	8,434	118,669
	Tata Motors, Ltd.	35,639	614,263
	Tata Power Co., Ltd.	12,333	422,586
	Tata Steel, Ltd. (6101156)	5,094	100,580
*	Tata Steel, Ltd. (B28Z5L6)	3,820	12,753
*	Tata Teleservices Maharashtra, Ltd.	374,732	323,128
	Tele Data Informatics, Ltd.	55,529	28,898
*	Teledata Marine Solutions, Ltd.	27,764	23,764
*	Teledata Technology Solution	27,764	23,764
	Texmaco, Ltd.	800	31,958
	Thermax, Ltd.	8,395	137,075
	Thomas Cook (India), Ltd.	34,092	67,378
	Titan Industries, Ltd.	4,295	115,411
	Trent, Ltd.	2,640	37,391
	Tube Investments of India, Ltd.	25,855	39,219
	TVS Motor Co., Ltd.	40,352	43,135
	Unitech, Ltd.	66,762	588,975
	United Phosphorus, Ltd.	32,169	265,179
	Usha Martin, Ltd.	58,390	138,797

8

	Vardhman Textiles, Ltd.	4,400	$12,888
	Varun Shipping Co.	45,506	87,584
	Voltas, Ltd.	38,760	193,249
	Welspun-Gujarat Stahl Rohren, Ltd.	26,959	291,430
	Wipro, Ltd.	36,958	396,143
*	Wire & Wireless India, Ltd.	34,769	40,726
	Zee Entertainment Enterprises, Ltd.	56,419	335,104
*	Zee News, Ltd.	31,438	39,668
TOTAL COMMON STOCKS			40,323,439

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	21,999	30,403
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RBIFRT61)	10,999	—
TOTAL RIGHTS/WARRANTS			30,403

TOTAL — INDIA			40,353,842

INDONESIA — (3.9%)
COMMON STOCKS — (3.9%)
	PT Apexindo Pratama Tbk	202,000	39,695
	PT Astra Agro Lestari Tbk	102,000	347,661
	PT Astra International Tbk	770,000	2,310,389
*	PT Bakrie & Brothers Tbk	9,202,000	340,780
*	PT Bakrieland Development Tbk	7,173,250	512,424
	PT Bank Central Asia Tbk	3,056,000	1,180,229
	PT Bank Danamon Indonesia Tbk	669,000	550,850
	PT Bank Niaga Tbk	4,829,000	393,847
*	PT Bank Pan Indonesia Tbk	4,496,000	313,707
	PT Berlian Laju Tanker Tbk	1,970,500	517,173
	PT Bhakti Investama Tbk	1,982,550	153,393
	PT Bumi Resources Tbk	3,312,000	2,732,628
	PT Charoen Pokphand Indonesia Tbk	939,000	99,482
*	PT Ciputra Surya Tbk	1,317,000	110,624
	PT Citra Marga Nusaphala Persada Tbk	535,000	95,767
*	PT Davomas Adabi Tbk	2,372,000	75,477
*	PT Delta Dunia Petronda Tbk	370,000	44,328
*	PT Energi Mega Persada Tbk	1,380,000	202,055
	PT Global Mediacom Tbk	2,844,000	273,485
*	PT Holcim Indonesia Tbk	1,831,000	271,853
	PT Indocement Tunggal Prakarsa Tbk	507,500	412,547
	PT Indofood Sukses Makmur Tbk	2,420,000	758,701
#	PT Indosat Tbk ADR	12,300	456,945
	PT International Nickel Indonesia Tbk	620,000	631,376
*	PT Kawasan Industry Jababeka Tbk	7,623,000	141,760
	PT Lippo Karawaci Tbk	5,448,750	434,739
	PT Matahari Putra Prima Tbk	1,400,000	92,531
	PT Mayorah Indah Tbk	180,000	29,270
	PT Medco Energi International Tbk	888,000	392,574
	PT Mitra Adiperkasa Tbk	519,000	37,093
*	PT Panin Insurance Tbk	1,516,000	43,715
*	PT Panin Life Tbk	4,390,000	77,773
*	PT Polychem Indonesia Tbk	720,000	10,949
	PT Ramayana Lestari Sentosa Tbk	1,706,000	149,902
	PT Semen Gresik Tbk	345,000	196,715

9

	PT Sinar Mas Agro Resources & Technology Tbk	36,000	$39,590
*	PT Sumalindo Lestari Jaya Tbk	350,000	99,172
	PT Summarecon Agung Tbk	1,089,666	106,316
*	PT Suryainti Permata Tbk	320,000	64,288
#	PT Telekomunikasi Indonesia Tbk Sponsored ADR	37,266	1,589,768
	PT Timah Tbk	82,000	286,303
	PT Tunas Ridean Tbk	270,000	30,539
	PT Unilever Indonesia Tbk	226,500	167,157
	PT United Tractors Tbk	424,500	607,178
TOTAL COMMON STOCKS			17,422,748

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	717,325	32,839
*	PT Summarecon Agung Tbk Rights 06/21/10	77,833	2,146
TOTAL RIGHTS/WARRANTS			34,985

TOTAL — INDONESIA			17,457,733

ISRAEL — (2.1%)
COMMON STOCKS — (2.1%)
	Africa-Israel Investments, Ltd.	3,253	207,609
*	Alvarion, Ltd.	21,296	158,303
*	American Israeli Paper Mills, Ltd.	948	60,575
*	AudioCodes, Ltd.	5,519	22,762
	Azorim Investment Development & Construction Co., Ltd.	11,218	139,741
	Bank Hapoalim B.M.	179,709	767,847
	Bank Leumi Le-Israel	162,499	746,616
	Baran Group, Ltd.	3,002	57,132
	Bezeq Israeli Telecommunication Corp., Ltd.	151,890	279,128
	Blue Square-Israel, Ltd.	5,737	58,498
	Clal Insurance Enterprise Holdings, Ltd.	8,693	189,903
	Danya Cebus, Ltd.	3,978	44,763
	Delek Automotive Systems, Ltd.	8,494	121,809
	Delek Drilling LP, Ltd.	97,883	54,192
*	Delta-Galil Industries, Ltd.	8,213	43,266
*	Direct Insurance - I.D.I. Insurance Co., Ltd.	6,134	25,297
	Discount Investment Corp.	9,566	248,829
*	Electra (Israel), Ltd.	837	108,393
*	Elron Electronic Industries, Ltd.	9,386	88,117
*	First International Bank of Israel, Ltd.	27,543	67,549
	FMS Enterprises Migun, Ltd.	1,332	34,468
*	Formula Systems, Ltd.	7,614	94,646
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	20,000	162,922
*	Hamlet (Israel-Canada), Ltd.	4,670	46,848
*	Hot-Cable Systems Media, Ltd.	7,565	107,095
*	Housing & Construction Holding Co., Ltd.	79,490	139,947
	IDB Development Corp., Ltd. Series A	8,610	261,616
	Israel Chemicals, Ltd.	75,686	1,027,328
	Israel Petrochemical Enterprises, Ltd.	8,983	68,246
*	Israel Salt Industries, Ltd.	17,217	92,737
	Ituran Location & Control, Ltd.	4,895	52,477
*	Jerusalem Oil Exploration, Ltd.	2,612	40,780
	Leader Holding & Investments, Ltd.	9,903	17,291

10

*	Makhteshim-Agan Industries, Ltd.	80,339	$669,647
	Migdal Insurance Holdings, Ltd.	83,280	125,110
	Mivtach Shamir Holdings, Ltd.	4,593	135,685
*	Naphtha Israel Petroleum Corp.	100,339	47,694
*	Neto M.E. Holdings, Ltd.	2,480	81,281
*	NICE Systems, Ltd. Sponsored ADR	15,400	497,112
*	Orckit Communications, Ltd.	7,644	60,857
	Ormat Industries, Ltd.	32,009	415,116
	Osem Investment, Ltd.	16,230	184,768
#	Partner Communications Co., Ltd. ADR	12,000	253,920
*	RADVision, Ltd.	6,925	53,537
*	Retalix, Ltd.	10,264	166,418
*	Scailex Corp., Ltd.	6,272	60,298
*	Strauss Group, Ltd.	9,407	131,808
	Super-Sol, Ltd. Series B	39,114	165,131
*	The Israel Land Development Co., Ltd.	10,769	80,049
*	Tower Semiconductor, Ltd.	40,874	40,116
	Union Bank of Israel, Ltd.	16,882	85,500
	United Mizrahi Bank, Ltd.	51,706	392,573

TOTAL — ISRAEL			9,283,350

MALAYSIA — (4.9%)
COMMON STOCKS — (4.9%)
	Aeon Co. Berhad	22,300	66,010
	Affin Holdings Berhad	352,000	244,179
*	Airasia Berhad	225,700	109,241
	Alliance Financial Group Berhad	196,800	174,700
*	AMBD Berhad	420,400	32,094
	AMMB Holdings Berhad	516,375	593,816
	Amway (Malaysia) Holdings Berhad	24,800	50,663
	Ann Joo Resources Berhad	63,000	61,994
	Asia Pacific Land Berhad	220,000	23,670
	Asiatic Development Berhad	133,100	382,629
	Bandar Raya Developments Berhad	80,800	46,109
	Batu Kawan Berhad	69,500	244,970
	Berjaya Corp. Berhad	414,900	151,499
	Berjaya Land Berhad	196,800	360,934
	Bernas Padiberas Nasional Berhad	297,800	190,456
	Bimb Holdings Berhad	141,200	55,054
	Bolton Properties Berhad	168,400	48,162
	Boustead Holdings Berhad	125,100	192,115
	Bumiputra-Commerce Asset Holdings Berhad	324,900	1,053,518
	Cement Industries of Malaysia Berhad	8,500	14,404
	Chemical Co. of Malaysia Berhad	55,900	46,419
*	Damansara Realty Berhad	377,900	31,140
	Digi.Com Berhad	41,000	304,703
	DNP Holdings Berhad	85,100	34,985
	DRB-Hicom Berhad	373,500	162,238
	Eastern & Oriental Berhad	68,100	48,248
	Eastern Pacific Industrial Corp. Berhad	49,000	30,181
	ECM Libra Financial Group Berhad	279,400	74,032
	EON Capital Berhad	141,200	220,722
	Esso Malaysia Berhad	57,700	37,990
	Faber Group Berhad	113,400	35,766

11

	Far East Holdings Berhad	14,000	$27,458
	Fraser & Neave Holdings Berhad	63,900	155,495
	Gamuda Berhad	567,200	689,621
	General Corp. Berhad	155,500	57,390
	Globetronics Technology Berhad	518,500	36,900
	Glomac Berhad	87,000	31,766
	GuocoLand (Malaysia) Berhad	53,000	33,674
	Hap Seng Consolidated Berhad	91,300	71,661
	Hock Seng Lee Berhad	85,000	24,953
	Hong Leong Bank Berhad	125,100	217,185
	Hong Leong Financial Group Berhad	129,300	187,219
	Hong Leong Industries Berhad	54,300	67,509
	Hume Industries (Malaysia) Berhad	39,900	46,315
	Hunza Properties Berhad	55,900	41,457
	Hwang-DBS (Malaysia) Berhad	30,600	18,074
	IGB Corp. Berhad	414,500	245,513
	IJM Corp. Berhad	195,350	438,627
	IJM Plantations Berhad	65,600	85,054
*	Insas Berhad	69,300	12,572
	Integrated Logistics Berhad	83,900	22,666
	IOI Corp. Berhad	587,225	1,460,548
	IOI Properties Berhad	28,900	114,621
*	Jaks Resources Berhad	211,500	68,548
	Jaya Tiasa Holdings Berhad	25,200	28,800
	K & N Kenanga Holdings Berhad	81,000	20,767
	Keck Seng (Malaysia) Berhad	56,200	78,790
	KFC Holdings (Malaysia) Berhad	53,700	96,796
	Kian Joo Can Factory Berhad	146,500	56,405
	Kim Loong Resources Berhad	77,800	88,102
	KLCC Property Holdings Berhad	251,800	248,011
	KNM Group Berhad	189,000	355,536
	Kuala Lumpur Kepong Berhad	108,150	620,214
*	Kub Malaysia Berhad	285,800	61,091
	Kulim Malaysia Berhad	73,900	206,184
*	Kumpulan Europlus Berhad	70,000	11,174
*	Kurnia Asia Berhad	148,000	38,730
	Lafarge Malayan Cement Berhad	154,560	248,833
*	Land & General Berhad	409,900	42,627
	Leader Universal Holdings Berhad	234,600	67,346
	Lingkaran Trans Kota Holdings Berhad	123,800	147,000
*	Lion Corp Berhad	87,000	13,956
	Lion Industries Corp. Berhad	141,000	86,028
	MAA Holdings Berhad	65,500	25,925
	Malayan Banking Berhad	387,000	1,092,413
	Malaysia Building Society Berhad	167,700	56,742
*	Malaysian Airlines System Berhad	74,667	95,410
	Malaysian Bulk Carriers Berhad	87,725	111,555
	Malaysian Pacific Industries Berhad	40,600	112,274
*	Malaysian Resources Corp. Berhad	294,200	181,385
	Media Prima Berhad	153,000	114,903
	Mega First Corp. Berhad	46,000	17,821
	Melewar Industrial Group Berhad	96,700	33,534
*	MEMS Technology Berhad	223,900	10,006
	MK Land Holdings Berhad	204,700	38,112
	MNRB Holdings Berhad	66,900	100,943

12

	MTD ACPI Engineering Berhad	45,900	$22,021
	MTD Infraperdana Berhad	440,200	103,989
*	Mulpha International Berhad	444,200	141,475
	Naim Cendera Berhad	75,900	84,998
	NCB Holdings Berhad	5,000	4,734
	Nestle (Malaysia) Berhad	17,000	139,633
	New Straits Times Press (Malaysia) Berhad	73,900	41,148
	Nylex (Malaysia) Berhad	70,000	29,045
	Oriental Holdings Berhad	44,000	78,981
	OSK Holdings Berhad	152,700	91,736
	Pacificmas Berhad	26,000	34,476
	Panasonic Manufacturing Malaysia Berhad	27,500	93,375
	Paramount Corp. Berhad	58,000	41,020
	Pelikan International Corp. Berhad	19,000	23,452
	PJ Development Holdings Berhad	204,900	42,960
	Plus Expressways Berhad	200,700	194,491
*	Pos Malaysia & Services Holdings Berhad	209,600	131,392
	PPB Group Berhad	215,800	721,954
	Protasco Berhad	172,000	48,032
*	Proton Holdings Berhad	138,300	175,346
	Puncak Niaga Holdings Berhad	71,400	97,351
	QL Resources Berhad	30,000	35,134
*	Ramunia Holdings Berhad	156,777	77,243
	Ranhill Utilities Berhad	71,500	61,325
*	RB Land Holdings Berhad	49,000	34,882
	RHB Capital Berhad	14,900	22,857
*	Salcon Berhad	180,500	50,412
	Sarawak Energy Berhad	198,400	129,392
	Sarawak Oil Palms Berhad	29,000	53,227
	Selangor Dredging Berhad	190,000	46,600
	Shangri-La Hotels (Malaysia) Berhad	104,400	79,835
	Shell Refining Co. Federation of Malaysia Berhad	68,200	235,532
	SHL Consolidated Berhad	98,500	49,737
	Southern Steel Berhad	96,400	68,422
	SP Setia Berhad	244,050	375,309
	Star Publications (Malaysia) Berhad	212,100	231,530
	Subur Tiasa Holdings Berhad	70,300	75,909
	Sunrise Berhad	58,448	42,543
	Supermax Corp. Berhad	70,900	38,281
	Symphony House Berhad	67,360	6,231
	Ta Ann Holdings Berhad	45,480	91,722
	TA Enterprise Berhad	160,000	55,180
	Tan Chong Motor Holdings Berhad	168,500	98,180
	TDM Berhad	128,600	82,638
*	Tebrau Teguh Berhad	125,100	34,865
	Telekom Malaysia Berhad	157,900	557,438
	Tenaga Nasional Berhad	212,800	597,073
	TH Group Berhad	205,200	49,142
*	Time Dotcom Berhad	210,000	35,815
*	Time Engineering Berhad	222,400	29,872
	Tradewinds Plantation Berhad	117,300	142,627
	Uchi Technologies Berhad	82,300	53,241
*	UEM Builders Berhad	120,600	45,931
	Unico-Desa Plantations Berhad	285,440	94,550
	Unisem (M) Berhad	175,300	80,478

13

	United Malacca Rubber Estates Berhad	47,000	$116,558
	United Plantations Berhad	37,900	168,022
*	Utama Banking Group Berhad	103,560	76,182
	VS Industry Berhad	47,800	45,556
	Wah Seong Corp. Berhad	100,250	68,365
	WTK Holdings Berhad	155,500	110,707
	YTL Corp. Berhad	291,900	696,670
	YTL e-Solutions Berhad	60,500	9,045
	YTL Power International Berhad	353,047	278,041
	Yu Neh Huat Berhad	109,600	86,169
TOTAL COMMON STOCKS			21,544,957

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	30,260	8,336
*	Sarawak Oil Palms Berhad Rights 03/27/08	8,700	9,668
*	Wah Seong Corp. Berhad Rights 03/06/08	13,366	690
TOTAL RIGHTS/WARRANTS			18,694

TOTAL — MALAYSIA			21,563,651

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Alfa S.A.B. de C.V. Series A	90,900	568,655
	America Movil S.A.B. de C.V. Series L	439,909	1,329,996
	America Movil S.A.B. de C.V. Series L ADR	94,300	5,701,378
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	131,900	577,232
	Cemex S.A.B. de C.V. Sponsored ADR	187,504	5,165,735
	Consorcio ARA S.A.B. de C.V.	202,360	210,485
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	228,700	587,231
* #	Corporacion GEO S.A.B. de C.V. Series B	183,800	586,924
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	12,800	29,998
	Embotelladora Arca S.A.B. de C.V., Mexico	90,706	355,710
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	60,900	1,451,856
#	Gruma S.A.B. de C.V. ADR	11,100	128,760
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	82,700	427,940
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	2,600	134,992
#	Grupo Continental S.A.B. de C.V.	73,000	180,626
	Grupo Elektra S.A. de C.V.	9,384	219,048
#	Grupo Financiero Banorte S.A.B. de C.V.	512,273	2,128,492
	Grupo Financiero Inbursa S.A. de C.V. Series O	49,600	128,284
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	66,561	360,461
* #	Grupo Iusacell S.A.B. de C.V.	10,992	125,223
	Grupo Mexico S.A.B. de C.V. Series B	288,643	2,007,834
	Grupo Televisa S.A. de C.V. Sponsored ADR	85,600	1,883,200
* #	Industrias CH S.A.B. de C.V. Series B	130,400	504,676
	Industrias Penoles S.A.B. de C.V.	30,200	704,949
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	130,000	536,872
#	Organizacion Soriana S.A.B. de C.V. Series B	112,500	298,214
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	51,500	1,709,800
#	TV Azteca S.A. de C.V. Series A	362,269	203,628
#	Vitro S.A.B. de C.V.	59,300	102,432
#	Vitro S.A.B. de C.V. Sponsored ADR	18,783	96,545
	Wal-Mart de Mexico SAB de C.V. Series V	432,424	1,576,268

TOTAL — MEXICO			30,023,444

14

PHILIPPINES — (1.0%)
COMMON STOCKS — (1.0%)
	Aboitiz Equity Ventures, Inc.	913,000	$155,563
	Ayala Corp. Series A	28,930	304,706
	Ayala Land, Inc.	1,462,560	415,630
	Bank of the Philippine Islands	263,400	355,524
*	Belle Corp.	3,468,000	79,289
*	Benpres Holdings Corp.	1,500,000	104,411
	DMCI Holdings, Inc.	467,000	90,825
*	EEI Corp.	385,000	32,541
*	Empire East Land Holdings, Inc.	2,890,000	44,908
*	Filinvest Land, Inc.	5,943,000	151,897
	First Philippines Holdings Corp.	187,600	212,157
*	Global Equities, Inc.	782,000	23,311
	International Container Terminal Services, Inc.	180,000	146,535
	Jollibee Food Corp.	111,400	133,334
	Macroasia Corp.	444,000	43,252
	Megaworld Properties & Holdings, Inc.	3,049,000	181,443
	Metro Bank & Trust Co.	217,000	222,841
*	Paxys, Inc.	100,000	10,551
	Petron Corp.	1,447,000	216,690
	Philippine Long Distance Telephone Co. Sponsored ADR	7,800	553,410
*	Philippine National Bank	36,800	28,207
*	Philippine Stock Exchange, Inc.	2,800	55,787
*	Pilipino Telephone Corp.	472,000	80,309
	Rizal Commercial Banking Corp.	205,000	95,455
	Robinson’s Land Corp. Series B	387,900	108,402
	Security Bank Corp.	48,400	75,388
	Semirara Mining Corp.	89,400	124,991
	SM Development Corp.	597,600	37,628
	SM Prime Holdings, Inc.	2,317	523
	Union Bank of the Philippines	56,000	50,044
	Universal Robina Corp.	575,000	200,040

TOTAL — PHILIPPINES			4,335,592

POLAND — (3.2%)
COMMON STOCKS — (3.2%)
	Agora SA	16,098	301,567
	Apator SA	7,900	57,945
	Asseco Poland SA	12,856	383,661
	Bank Millennium SA	82,039	261,685
	Bank Pekao SA	27,551	2,066,725
	Bank Przemyslowo Handlowy BPH SA	3,102	113,916
	Bank Zackodni WBK SA	5,862	433,335
*	Boryszew SA	12,909	46,599
*	Budimex SA	6,415	241,460
*	Cersanit SA	22,143	250,348
	Debica SA	5,180	229,569
	Decora SA	2,526	31,439
*	Echo Investment SA	145,930	416,402
	Elektrobudowa SA	467	39,697

15

*	Elstar Oils SA	11,468	$40,854
	Eurocash SA	17,031	89,167
	Fabryki Mebli Forte SA	10,706	31,129
*	Getin Holdings SA	114,589	564,646
	Grupa Kety SA	6,543	333,187
	Grupa Lotos SA	29,914	433,031
	Impexmetal SA	57,865	143,768
*	Koelner SA	4,517	49,893
	Kredyt Bank SA	36,752	327,743
*	Kroscienskie Huty Szkla Krosno SA	15,068	19,630
*	Lentex SA	2,453	26,217
*	LPP SA	181	173,711
*	MNI SA	20,297	31,825
	Mondi Packaging Paper Swiecie SA	3,576	77,277
	Mostostal Siedlce SA	93,750	315,847
*	Mostostal Zabrze Holding SA	27,205	101,662
*	Netia Holdings SA	94,525	161,422
	NG2 SA	6,516	113,732
*	Opoczno SA	4,884	83,662
	Orbis SA	17,644	433,000
*	PBG SA	1,937	263,952
*	Pekaes SA	6,340	29,994
	Pfleiderer Grajewo SA	14,659	214,087
*	Polski Koncern Miesny Duda SA	28,765	64,143
*	Polski Koncern Naftowy Orlen SA	134,711	2,285,210
	Prokom Software SA	11,592	614,980
*	Raciborska Fabryka Kotlow SA	52,524	181,793
*	Stalexport SA	75,249	91,909
	Ster-Projekt SA	18,313	52,951
	Sygnity SA	2,893	45,065
*	Synthos SA	284,348	141,182
	Telekomunikacja Polska SA	123,104	1,146,810
	TVN SA	42,400	408,036
*	Vistula SA	18,370	80,332
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	606	203,163
	Zelmer SA	2,897	72,676
TOTAL COMMON STOCKS			14,322,034

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	15,068	8,333

TOTAL — POLAND			14,330,367

SOUTH AFRICA — (10.2%)
COMMON STOCKS — (10.2%)
	ABSA Group, Ltd.	76,732	1,086,118
	Advtech, Ltd.	150,000	86,295
	Aeci, Ltd.	31,290	275,109
	Afgri, Ltd.	93,279	81,077
#	African Bank Investments, Ltd.	152,368	600,252
	African Oxygen, Ltd.	24,114	89,203
	African Rainbow Minerals, Ltd.	27,214	702,420
*	AG Industries, Ltd.	74,584	18,510
	Allied Electronics Corp., Ltd.	25,999	122,092

16

	Allied Technologies, Ltd.	13,100	$84,802
	Anglo American Platinum Corp., Ltd.	7,217	1,131,271
#	AngloGold Ashanti, Ltd. Sponsored ADR	29,000	1,047,480
	ArcelorMittal South Africa, Ltd.	74,475	1,766,144
	Argent Industrial, Ltd.	36,904	84,625
	Astral Foods, Ltd.	13,354	197,231
	Aveng, Ltd.	130,706	1,027,407
	AVI, Ltd.	96,172	214,926
	Avusa, Ltd.	47,345	268,458
	Barloworld, Ltd.	86,675	1,043,680
	Bell Equipment, Ltd.	9,579	60,959
	Bidvest Group, Ltd.	58,629	864,567
	Capitec Bank Holdings, Ltd.	8,261	40,890
	Cashbuild, Ltd.	5,454	33,326
	Caxton & CTP Publishers & Printers, Ltd.	71,319	117,315
	City Lodge Hotels, Ltd.	9,415	90,400
	Data Tec, Ltd.	72,684	295,674
	Dimension Data Holdings P.L.C.	288,760	291,283
	Discovery Holdings, Ltd.	54,664	189,550
	Distribution & Warehousing Network, Ltd.	48,452	106,174
*	Durban Roodeport Deep, Ltd.	52,969	65,954
	Enviroserv Holdings, Ltd.	80,399	134,863
	Exxaro Resources, Ltd.	17,463	225,614
	FirstRand, Ltd.	426,244	1,008,750
	Foschini, Ltd.	35,522	187,563
*	Freeworld Coatings, Ltd.	86,675	108,348
	Gold Fields, Ltd. Sponsored ADR	109,100	1,548,129
	Grindrod, Ltd.	147,335	452,006
	Group Five, Ltd.	20,621	142,236
*	Harmony Gold Mining Co., Ltd.	125,451	1,523,952
	Highveld Steel & Vanadilum Corp., Ltd.	4,030	76,381
	Hudaco Industries, Ltd.	11,535	107,802
	Hulamin, Ltd.	28,666	82,218
	Iliad Africa, Ltd.	19,693	30,071
	Illovo Sugar, Ltd.	60,082	230,706
	Impala Platinum Holdings, Ltd.	76,976	3,185,325
	Imperial Holdings, Ltd.	48,616	491,802
	Investec, Ltd.	32,066	243,263
	JD Group, Ltd.	10,420	56,170
*	Johnnic Holdings, Ltd.	10,703	18,552
	Kumba Iron Ore, Ltd.	13,646	579,970
	Lewis Group, Ltd.	19,730	112,581
#	Liberty Group, Ltd.	35,047	339,768
	Massmart Holdings, Ltd.	20,186	184,662
*	Merafe Resources, Ltd.	203,701	62,503
	Metair Investments, Ltd.	63,407	91,231
*	Metorex, Ltd.	59,843	138,720
	Metropolitan Holdings, Ltd.	293,917	534,517
	Mr. Price Group, Ltd.	61,558	154,861
	Murray & Roberts Holdings, Ltd.	101,170	1,265,640
	Mustek, Ltd.	36,932	21,972
	Nampak, Ltd.	191,835	449,137
	Naspers, Ltd. Series N	35,906	679,579
	Nedbank Group, Ltd.	76,305	1,125,477
	New Clicks Holdings, Ltd.	141,130	267,251

17

	Northam Platinum, Ltd.	40,386	$379,675
	Omnia Holdings, Ltd.	15,703	150,252
*	Palabora Mining Co., Ltd.	9,070	133,627
	Peregrine Holdings, Ltd.	44,991	90,626
	Pick’n Pay Stores, Ltd.	34,367	135,960
	Pretoria Portland Cement Co., Ltd.	114,759	623,116
	PSG Group, Ltd.	39,269	103,745
	Reunert, Ltd.	39,464	287,687
	Sanlam, Ltd.	879,354	2,089,764
	Sappi, Ltd. Sponsored ADR	86,300	1,061,490
	Sasol, Ltd. Sponsored ADR	98,800	5,059,548
	Sentula Mining, Ltd.	17,958	52,171
	Shoprite Holdings, Ltd.	99,249	512,014
	Spur Corp., Ltd.	30,509	32,551
	Standard Bank Group, Ltd.	191,765	2,393,298
	Steinhoff International Holdings, Ltd.	349,367	802,406
	Super Group, Ltd.	139,700	150,821
	Telkom South Africa, Ltd.	62,209	1,109,285
#	Telkom South Africa, Ltd. Sponsored ADR	2,000	143,080
	The Spar Group, Ltd.	51,585	326,372
	Tiger Automotive, Ltd.	24,763	54,961
	Tiger Brands, Ltd.	37,062	659,678
*	Tiger Wheels, Ltd.	24,763	—
	Tongaat-Hulett	27,376	294,539
	Trans Hex Group, Ltd.	24,032	28,498
	Trencor, Ltd.	29,584	103,713
	Truworths International, Ltd.	95,666	322,351
	Wilson Bayly Holme-Ovcon, Ltd.	9,599	170,745
	Woolworths Holdings, Ltd.	180,486	285,469

TOTAL — SOUTH AFRICA			45,502,254

SOUTH KOREA — (11.8%)
COMMON STOCKS — (11.8%)
*	Asia Cement Manufacturing Co., Ltd.	520	33,781
	Bing Grae Co., Ltd.	1,910	68,844
*	Byuck San Engineering and Construction Co., Ltd.	4,870	33,903
	Cheil Communications, Inc.	830	231,482
	Cheil Industrial, Inc.	6,560	294,253
	Chosun Refractories Co., Ltd.	920	94,169
#	CJ CGV Co., Ltd.	3,000	47,907
*	CJ Cheiljedang Corp.	1,068	305,370
#	Dae Sang Corp.	6,050	68,001
#	Daeduck Electronics Co., Ltd.	8,080	40,536
	Daegu Bank Co., Ltd.	18,890	258,382
*	Daehan Flour Mills Co., Ltd.	130	25,710
	Daehan Synthetic Fiber Co., Ltd.	370	54,374
#	Daekyo Co., Ltd.	2,000	164,645
	Daelim Industrial Co., Ltd.	5,648	878,873
#	Daesung Industrial Co., Ltd.	1,020	157,010
	Daewoo Engineering & Construction Co., Ltd.	11,692	250,270
#	Daewoo Motor Sales Corp.	6,140	209,484
#	Daewoo Securities Co., Ltd.	12,890	315,905
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	5,120	201,770
#	Daishin Securities Co., Ltd.	12,130	315,077

18

	Daou Technology, Inc.	12,970	$127,016
	DC Chemical Co., Ltd.	1,918	686,370
	Dong Bu Insurance Co., Ltd.	3,090	122,343
#	Dongbu Corp.	4,490	91,192
* #	Dongbu HiTek Co., Ltd.	3,064	28,638
#	Dongbu Securities Co., Ltd.	7,525	77,686
* #	Dongbu Steel Co., Ltd.	7,830	95,254
	Dongkuk Steel Mill Co., Ltd.	10,380	464,318
	Dongwon Industries Co., Ltd.	810	84,541
#	Dongwon Systems Corp.	26,530	64,972
#	Doosan Construction & Engineering Co., Ltd.	15,630	226,752
* #	Doosan Corp.	1,630	312,333
#	Doosan Heavy Industries & Construction Co., Ltd.	1,505	217,384
#	Doosan Infracore Co., Ltd.	6,670	207,597
	E1 Corp.	800	103,911
	FNC Kolon Corp.	2,780	55,409
	Fursys, Inc.	2,910	70,653
	GS Engineering & Construction Corp.	4,060	621,106
	GS Holdings Corp.	9,777	474,005
#	Gwangju Shinsegae Co., Ltd.	470	68,924
*	Halla Climate Control Corp.	18,630	155,280
	Hana Financial Group, Inc.	14,900	661,158
	Handsome Corp.	3,871	44,514
*	Handsome P&D Corp.	1,029	14,564
#	Hanil Cement Manufacturing Co., Ltd.	1,050	101,650
	Hanjin Heavy Industries and Construction Co., Ltd.	6,745	413,219
* #	Hanjin Heavy Industry Co., Ltd.	2,494	88,305
#	Hanjin Shipping Co., Ltd.	9,310	352,396
#	Hanjin Transportation Co., Ltd.	2,460	98,917
	Hankook Tire Manufacturing Co., Ltd.	22,380	340,663
* #	Hankuk Glass Industries, Inc.	2,160	72,381
#	Hansol LCD, Inc.	1,327	42,606
* #	Hansol Paper Co., Ltd.	11,660	137,168
*	Hanwha Chemical Corp.	13,540	248,235
	Hanwha Corp.	5,836	354,977
* #	Hanwha Non-Life Insurance Co., Ltd.	5,540	111,186
#	Hanwha Securities Co., Ltd.	7,380	96,129
*	Honam Petrochemical Corp.	3,730	362,755
#	Hotel Shilla Co., Ltd.	11,370	338,690
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	7,680	71,171
	Hwa Sung Industrial Co., Ltd.	2,740	39,878
* #	Hynix Semiconductor, Inc.	9,880	254,068
#	Hyosung T & C Co., Ltd.	5,590	367,318
* #	Hyundai Auton Co., Ltd.	15,050	86,524
*	Hyundai Cement Co., Ltd.	1,550	58,588
* #	Hyundai Corp.	2,910	57,556
	Hyundai Department Store Co., Ltd.	3,180	299,050
#	Hyundai Development Co.	9,409	670,972
#	Hyundai Elevator Co., Ltd.	970	102,190
#	Hyundai Engineering & Construction Co., Ltd.	1,000	89,939
	Hyundai Heavy Industries Co., Ltd.	1,832	725,509
#	Hyundai Hysco	17,350	164,744
	Hyundai Marine & Fire Insurance Co., Ltd.	16,360	365,905
* #	Hyundai Merchant Marine Co., Ltd.	5,930	248,347
	Hyundai Mipo Dockyard Co., Ltd.	1,500	422,081

19

	Hyundai Mobis	4,540	$348,486
#	Hyundai Securities Co., Ltd.	18,342	320,630
	Hyundai Steel Co.	8,090	625,911
	Jahwa Electronics Co., Ltd.	3,390	21,840
#	Jeonbuk Bank, Ltd.	10,302	87,797
#	KCC Corp.	1,220	719,276
#	Keangnam Enterprises, Ltd.	4,968	196,002
	KISWIRE, Ltd.	3,030	139,037
#	Kolon Engineering & Construction Co., Ltd.	5,350	68,537
*	Kolon Industries, Inc.	5,700	150,438
*	Kookmin Bank Sponsored ADR	27,300	1,671,579
#	Korea Development Co., Ltd.	3,600	66,025
	Korea Electric Power Corp. Sponsored ADR	28,600	495,066
	Korea Electric Terminal Co., Ltd.	2,730	60,928
	Korea Exchange Bank	19,960	279,118
*	Korea Express Co., Ltd.	570	60,046
	Korea Gas Corp.	2,802	209,001
	Korea Investment Holdings Co., Ltd.	9,510	515,940
#	Korea Iron & Steel Co., Ltd.	2,200	178,268
	Korea Komho Petrochemical Co., Ltd.	5,710	313,350
#	Korea Line Corp.	1,671	347,299
*	Korea Petrochemical Industry Co., Ltd.	1,240	60,392
	Korea Polyol Co., Ltd.	1,095	63,133
#	Korea Reinsurance Co., Ltd.	15,200	156,402
	Korea Zinc Co., Ltd.	1,375	207,609
	Korean Air Co., Ltd.	7,720	583,280
* #	KP Chemical Corp.	16,510	162,833
*	KT Corp. Sponsored ADR	22,700	551,383
*	KT Freetel, Ltd.	17,730	462,408
*	KTB Network, Ltd.	14,150	146,828
	Kumho Electronics Co., Ltd.	1,734	50,720
	Kumho Industrial Co., Ltd.	5,310	257,908
#	Kumho Tire Co., Inc.	8,000	94,083
	Kyeryong Construction Industrial Co., Ltd.	2,150	90,963
#	Kyobo Securities Co., Ltd.	7,700	181,557
	LG Chemical, Ltd.	12,361	1,033,141
	LG Corp.	10,630	739,335
	LG Dacom Corp.	8,670	145,052
#	LG Fashion Corp.	4,794	127,548
#	LG Household & Healthcare Co., Ltd.	1,300	236,432
#	LG International Corp.	6,355	113,326
	LG Phillips LCD Co., Ltd.	4,300	204,291
	LIG Insurance Co., Ltd.	12,890	257,999
*	Lotte Chilsung Beverage Co., Ltd.	200	214,981
*	Lotte Confectionary Co., Ltd.	220	322,411
* #	Lotte Midopa Co., Ltd.	9,270	107,280
* #	Lotte Sam Kang Co., Ltd.	320	73,970
	LS Cable, Ltd.	3,950	373,336
#	LS Industrial Systems Co., Ltd.	2,050	119,951
#	Meritz Fire Marine Insurance Co., Ltd.	9,452	91,462
	Meritz Securities Co., Ltd.	16,073	144,033
	Namyang Dairy Products Co., Ltd.	100	81,091
* #	NCsoft Corp.	2,380	113,605
#	NH Investment & Securities Co., Ltd.	5,200	56,280
#	Nong Shim Co., Ltd.	600	121,993

20

	Nong Shim Holdings Co., Ltd.	590	$49,324
#	ORION Corp.	740	153,150
	Ottogi Corp.	710	94,758
	Pacific Corp.	570	82,853
*	Pantech Co., Ltd.	917	—
#	Poong San Corp.	7,800	159,747
	POSCO ADR	23,868	3,229,340
#	Pulmuone Co., Ltd.	1,500	73,098
	Pusan Bank	26,430	349,750
#	Pusan City Gas Co., Ltd.	3,630	95,496
#	S&T Daewoo Co., Ltd.	2,530	74,219
	S1 Corp.	3,680	195,402
*	Saehan Industries, Inc.	9,330	59,827
*	Sambu Construction Co., Ltd.	660	39,968
	Samchully Co., Ltd.	740	164,796
	Samsung Corp.	19,687	1,200,996
#	Samsung Electro-Mechanics Co., Ltd.	8,580	395,436
	Samsung Electronics Co., Ltd.	5,950	3,487,725
	Samsung Engineering Co., Ltd.	3,359	350,553
	Samsung Fine Chemicals Co., Ltd.	4,360	260,396
	Samsung Fire and Marine Insurance, Ltd.	2,990	591,041
	Samsung Heavy Industries Co., Ltd.	3,530	117,019
*	Samsung SDI Co., Ltd.	5,960	415,540
#	Samsung Securities Co., Ltd.	7,640	530,500
#	Samsung Techwin Co., Ltd.	5,760	294,117
#	Samyang Corp.	1,489	75,646
	Samyang Genex Co., Ltd.	990	66,200
#	Samyoung Electronics Co., Ltd.	5,990	76,401
#	Seah Besteel Corp.	2,920	49,228
	SEAH Holdings Corp.	750	75,988
	SEAH Steel Corp.	1,190	56,056
	Seoul City Gas Co., Ltd.	380	33,229
#	Seoul Securities Co., Ltd.	46,179	74,348
* #	Serim Paper Manufacturing Co., Ltd.	3,770	45,765
	Shin Young Securities Co., Ltd.	800	50,906
*	Shinhan Financial Group Co., Ltd. ADR	14,100	1,496,574
	Shinsegae Co., Ltd.	810	502,947
	Sindo Ricoh Co., Ltd.	1,470	89,475
#	SK Chemicals Co., Ltd.	2,390	151,356
	SK Co., Ltd.	4,019	714,257
	SK Energy Co., Ltd.	8,400	1,140,494
	SK Gas Co., Ltd.	1,750	140,330
*	SK Networks Co., Ltd.	7,530	149,479
	SK Telecom Co., Ltd. ADR	21,400	479,360
#	SKC Co., Ltd.	7,170	177,023
	S-Oil Corp.	3,660	258,605
#	Solomon Mutual Savings Bank	3,417	44,561
*	Ssangyong Cement Industry Co., Ltd.	16,190	224,175
*	STX Corp.	1,790	117,658
*	STX Engine Co., Ltd.	2,225	114,894
* #	STX Shipbuilding Co., Ltd.	4,547	179,622
* #	Sung Shin Cement Co., Ltd.	6,390	82,468
* #	Sungwon Corp.	9,220	137,542
#	Sunkyong Securities Co., Ltd.	36,780	120,636
#	Tae Kwang Industrial Co., Ltd.	100	107,139

21

* #	Taeyoung Engineering & Construction	15,600	$169,813
#	Tai Han Electric Wire Co., Ltd.	7,280	354,712
#	Tong Yang Investment Bank	9,815	188,150
*	Tong Yang Major Corp.	17,332	177,049
*	TRYBRANDS, Inc.	8,140	37,714
*	Union Steel Manufacturing Co., Ltd.	2,120	51,444
*	VGX International, Inc.	6,260	15,746
	Woongjin Coway Co., Ltd.	6,580	221,085
	Woongjin Thinkbig Co, Ltd.	2,842	72,772
	Woongjin.Com Co., Ltd.	1,007	24,390
	Woori Financial Co., Ltd.	5,630	60,934
#	Woori Investment & Securities Co., Ltd.	13,790	312,830
	Youngone Corp.	13,330	132,763
	Youngpoong Corp.	210	97,934
TOTAL COMMON STOCKS			52,345,122

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Securities Co., Ltd. Rights 03/11/08	3,836	19,611

TOTAL — SOUTH KOREA			52,364,733

TAIWAN — (11.4%)
COMMON STOCKS — (11.4%)
*	A.G.V. Products Corp.	191,000	77,837
	Ability Enterprise Co., Ltd.	115,337	167,851
*	Accton Technology Corp.	136,000	54,268
	Acer, Inc.	132,965	241,240
#	Advanced Semiconductor Engineering, Inc. ADR	67,957	313,961
	Advantech Co., Ltd.	30,451	70,313
	Altek Corp.	51,549	69,716
	Amtran Technology Co., Ltd.	129,678	111,567
	Arima Communication Corp.	45,312	24,830
*	Arima Computer Corp.	358,000	63,579
	Asia Cement Corp.	355,560	583,746
	Asia Polymer Corp.	112,000	90,789
	Asustek Computer, Inc.	248,789	686,843
	AU Optronics Corp. Sponsored ADR	46,609	889,300
	Audix Co., Ltd.	60,900	46,998
	Aurora Corp.	65,280	59,487
	Avision, Inc.	71,347	42,727
	Bank of Kaohsiung Co., Ltd.	159,000	78,566
	Basso Industry Corp., Ltd.	63,000	78,797
*	Behavior Tech Computer Corp.	127,000	26,374
*	Bes Engineering Corp.	588,000	175,307
*	Carnival Industrial Corp.	194,000	52,589
	Catcher Co., Ltd.	42,900	159,108
	Cathay Financial Holdings Co., Ltd.	329,000	824,322
	Cathay Real Estate Development Co., Ltd.	246,000	162,858
	Chang Hwa Commercial Bank	500,000	312,388
	Cheng Loong Corp.	224,000	90,116
	Cheng Shin Rubber Industry Co., Ltd.	93,090	171,320
	Cheng Uei Precision Industry Co., Ltd.	51,450	117,163
	Chi Mei Optoelectronic Corp.	411,680	541,490
*	Chia Hsin Cement Corp.	147,000	114,426

22

	Chicony Electronics Co., Ltd.	83,600	$129,292
	China Airlines	439,743	237,091
	China Electric Manufacturing Co., Ltd.	144,000	69,483
	China Hi-Ment Corp.	44,290	48,325
*	China Life Insurance Co., Ltd.	153,000	110,011
*	China Man-Made Fiber Co., Ltd.	359,000	122,916
	China Metal Products Co., Ltd.	31,351	56,315
	China Motor Co., Ltd.	208,035	155,741
*	China Petrochemical Development Corp.	438,000	209,139
	China Steel Chemical Corp.	53,550	132,317
	China Steel Corp.	662,180	978,361
	China Synthetic Rubber Corp.	111,000	143,946
*	Chinatrust Financial Holdings Co., Ltd.	847,000	757,225
	Chin-Poon Industrial Co., Ltd.	113,000	94,245
	Chroma Ate, Inc.	75,865	152,719
	Chun Yuan Steel Industrial Co., Ltd.	198,875	84,964
	Chung Hsin Electric & Machinery Co., Ltd.	127,000	98,718
	Chung Hung Steel Corp.	96,000	64,984
	Chung Hwa Pulp Corp.	159,000	107,489
*	Chungwa Picture Tubes Co., Ltd.	1,688,000	564,911
*	Clevo Co.	59,600	87,640
*	CMC Magnetics Corp.	905,000	292,335
	Collins Co., Ltd.	66,000	25,256
	Compal Communications, Inc.	23,100	43,138
	Compal Electronics, Inc.	786,915	709,231
	Compeq Manufacturing Co., Ltd.	397,000	126,680
	Continental Engineering Corp.	139,000	94,547
*	Cosmos Bank Taiwan	317,800	31,148
	CTCI Corp.	139,877	109,379
	Cybertan Technology, Inc.	70,720	114,307
	Delta Electronics Industrial Co., Ltd.	135,450	385,254
	Depo Auto Parts Industrial Co., Ltd.	27,000	86,104
	D-Link Corp.	91,392	145,196
*	E.Sun Financial Holding Co., Ltd.	821,000	471,999
	Eastern Media International	246,000	75,460
*	Elitegroup Computer Systems Co., Ltd.	135,660	50,194
*	EnTie Commercial Bank	25,000	6,317
	Epistar Corp.	32,112	96,144
	Eten Information Systems, Ltd.	32,303	41,861
	Eternal Chemical Co., Ltd.	62,720	69,076
*	Eva Airways Corp.	446,000	244,791
	Everest Textile Co., Ltd.	110,000	26,832
	Evergreen International Storage & Transport Corp.	341,000	229,829
	Evergreen Marine Corp., Ltd.	298,000	243,554
	Everlight Electronics Co., Ltd.	35,017	129,111
	Far East Textile, Ltd.	493,100	803,378
	Far Eastern Department Stores, Ltd.	190,640	348,638
*	Far Eastern International Bank	332,628	111,965
	Federal Corp.	123,165	84,226
	Feng Hsin Iron & Steel Co., Ltd.	85,000	159,292
	Feng Tay Enterprise Co., Ltd.	98,304	74,313
	First Financial Holding Co., Ltd.	888,420	793,135
	First Hotel	90,520	103,292
	Formosa Chemicals & Fiber Co., Ltd.	221,000	537,067
	Formosa International Hotels Corp.	7,791	115,926

23

	Formosa Plastics Corp.	348,000	$938,098
	Formosa Taffeta Co., Ltd.	190,000	188,753
	Formosan Rubber Group, Inc.	156,000	108,831
	Fortune Electric Co., Ltd.	60,000	92,455
	Foxconn Technology Co., Ltd.	36,800	240,077
	Fubon Financial Holding Co., Ltd.	664,000	722,644
	Giant Manufacture Co., Ltd.	52,000	116,866
	Giga-Byte Technology Co., Ltd.	196,000	122,309
	Globe Union Industrial Corp.	85,251	86,432
	Gold Circuit Electronics, Ltd.	118,000	84,129
	Goldsun Development & Construction Co., Ltd.	268,953	168,414
*	Grand Pacific Petrochemical Corp.	267,000	98,718
	Great Taipei Gas Co., Ltd.	177,000	98,852
	Great Wall Enterprise Co., Ltd.	78,727	104,154
	Greatek Co., Ltd.	66,960	83,572
	Hey Song Corp.	181,000	102,173
	High Tech Computer Corp.	23,400	483,063
	Highwealth Construction Corp.	50,365	66,514
*	Hocheng Corp.	127,000	45,097
	Hon Hai Precision Industry Co., Ltd.	163,200	973,671
	Hong Tai Electric Industrial Co., Ltd.	68,000	52,981
	Hotai Motor Co., Ltd.	94,000	265,491
	Hsin Kuang Steel Co., Ltd.	61,592	75,714
	Hua Eng Wire & Cable Co., Ltd.	238,000	91,127
	Hua Nan Financial Holding Co., Ltd.	793,000	626,348
	Hung Ching Development & Construction Co., Ltd.	83,000	43,194
	Hung Poo Construction Corp.	73,730	117,371
	Hung Sheng Construction Co., Ltd.	115,000	96,819
	Ichia Technologies, Inc.	72,449	52,202
	Inernational Semiconductor Technology, Ltd.	81,809	32,814
	Infortrend Technology, Inc.	55,010	84,773
	Inventec Corp.	381,150	220,252
	Johnson Health Tech Co., Ltd.	21,600	38,673
*	Kao Hsing Chang Iron & Steel Corp.	140,000	40,339
	Kee Tai Properties Co., Ltd.	56,700	39,575
*	Kenda Rubber Industrial Co., Ltd.	148,035	119,232
	King Yuan Electronics Co., Ltd.	271,675	134,911
	Kingdom Construction Co., Ltd.	96,000	51,631
*	King’s Town Bank	278,000	83,549
*	King’s Town Construction Co., Ltd.	56,196	48,401
	Kinpo Electronics, Inc.	480,420	159,438
	Kinsus Interconnect Technology Corp.	41,800	109,025
	Knowledge-Yield-Excellence Systems Corp.	87,522	120,430
*	Kuoyang Construction Co., Ltd.	68,000	43,077
*	Kwong Fong Industries Corp.	174,000	55,730
	Lan Fa Textile Co., Ltd.	168,670	63,013
	Largan Precision Co., Ltd.	5,100	54,975
	Lee Chang Yung Chemical Industry Corp.	92,700	104,576
*	Leofoo Development Co., Ltd.	101,000	73,244
*	Li Peng Enterprise Co., Ltd.	143,000	45,825
	Lien Hwa Industrial Corp.	175,758	129,716
	Lite-On Technology Corp.	268,095	366,227
	Long Bon Development Co., Ltd.	135,000	80,155
	Long Chen Paper Co., Ltd.	201,737	79,823
	Lucky Cement Corp.	124,000	42,643

24

	Macronix International Co., Ltd.	828,307	$366,318
	Makalot Industrial Co., Ltd.	22,035	47,680
	Mayer Steel Pipe Corp.	47,658	44,382
	Media Tek, Inc.	48,650	545,635
	Mega Financial Holding Co., Ltd.	1,973,000	1,408,857
	Mercuries & Associates, Ltd.	61,000	42,467
	Merry Electronics Co., Ltd.	26,383	66,871
	Microelectronics Technology, Inc.	177,000	96,719
	Micro-Star International Co., Ltd.	151,008	120,107
	Mitac International Corp.	220,161	188,743
	Nan Ya Plastic Corp.	415,000	977,346
	Nankang Rubber Tire Co., Ltd.	89,627	150,205
	Nantex Industry Co., Ltd.	89,250	84,659
	Nanya Technology Co., Ltd.	180,241	103,750
	National Petroleum Co., Ltd.	111,000	102,370
	Nien Hsing Textile Co., Ltd.	135,000	86,972
*	Optimax Technology Corp.	106,000	31,520
	Oriental Union Chemical Corp.	133,620	129,956
	Pan-International Industrial Corp.	69,667	124,942
	Phihong Technology Co., Ltd.	141,075	88,138
	Phoenix Precision Technology Corp.	124,614	84,824
	Phoenixtec Power Co., Ltd.	73,000	110,374
	Pihsiang Machinery Mfg. Co., Ltd.	34,000	68,286
	Pou Chen Corp.	193,774	168,886
	Prince Housing & Development Corp.	166,625	95,724
*	Qisda Corp.	249,600	232,607
	Quanta Computer, Inc.	162,180	212,610
	Radium Life Tech Corp.	23,792	26,948
	Realtek Semiconductor Corp.	59,475	176,201
*	Ritek Corp.	839,000	200,353
	Ruentex Development Co., Ltd.	56,000	59,796
	Ruentex Industries, Ltd.	165,000	152,343
	San Fang Chemical Industry Co., Ltd.	32,000	24,088
	Sanyang Industrial Co., Ltd.	230,000	158,360
	Sanyo Electric Co., Ltd.	110,000	145,464
	SDI Corp.	29,000	27,019
	Sheng Yu Steel Co., Ltd.	94,000	95,575
	Shihlin Electric & Engineering Corp.	79,000	97,370
*	Shihlin Paper Corp.	52,000	80,401
	Shin Kong Financial Holding Co., Ltd.	216,618	155,551
	Shinkong Co., Ltd.	104,340	60,470
*	Shinkong Synthetic Fibers Co., Ltd.	391,229	149,918
	Sigurd Microelectronics Corp.	77,611	42,688
	Silicon Integrated Systems Corp.	427,300	145,417
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	58,081	475,103
	Silitech Technology Corp.	18,581	57,332
	Sincere Navigation Corp.	82,000	167,103
	Sinkong Spinning Co., Ltd.	100,800	104,052
	SinoPac Holdings Co., Ltd.	404,000	174,786
	Sinyi Realty, Inc.	26,862	88,787
	Sitronix Technology Corp.	29,695	78,587
*	Solelytex Enterprise Corp.	41,000	30,573
	Southeast Cement Co., Ltd.	151,000	68,328
	Spirox Corp.	58,708	53,203
	Springsoft, Inc.	63,860	68,433

25

	Standard Foods Taiwan, Ltd.	98,000	$53,637
	Sunplus Technology Co., Ltd.	94,086	105,082
	Sunrex Technology Corp.	89,117	108,102
	Synnex Technology International Corp.	120,200	294,553
*	T JOIN Transportation Co.	155,000	82,799
	Ta Chen Stainless Pipe Co., Ltd.	115,412	155,980
*	Ta Chong Bank, Ltd.	551,000	162,863
	Ta Ya Electric Wire & Cable Co., Ltd.	228,377	72,600
	Tah Hsin Industrial Corp.	71,000	59,308
*	Taichung Commercial Bank	164,404	73,277
	Tainan Spinning Co., Ltd.	335,000	189,924
*	Taishin Financial Holdings Co., Ltd.	1,150,000	535,057
*	Taiwan Business Bank	801,300	256,821
	Taiwan Cement Corp.	668,620	1,189,523
	Taiwan Cooperative Bank	805,137	667,847
	Taiwan Fire & Marine Insurance Co., Ltd.	137,000	120,499
	Taiwan Fu Hsing Industrial Co., Ltd.	83,000	47,406
	Taiwan Glass Industrial Corp.	149,040	173,603
*	Taiwan Kolin Co., Ltd.	292,000	120,587
	Taiwan Life Insurance Co., Ltd	70,400	117,973
	Taiwan Mask Corp.	142,000	79,171
	Taiwan Navigation Co., Ltd.	66,000	117,386
	Taiwan Polypropylene Co., Ltd.	120,960	89,925
	Taiwan Secom Co., Ltd.	46,000	78,915
	Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	245,234	2,388,579
	Taiwan Sogo Shinkong Security Co., Ltd.	37,370	33,636
	Taiwan Styrene Monomer Corp.	197,600	88,100
*	Taiwan Tea Corp.	85,000	78,635
	Taiyen Biotech Co., Ltd.	67,000	58,113
*	Tatung Co., Ltd.	256,000	149,983
	Teco Electric & Machinery Co., Ltd.	602,000	338,918
	Test-Rite International Co., Ltd.	85,624	53,306
	The Ambassador Hotel	78,000	114,958
	The First Insurance Co., Ltd.	100,100	48,663
	Ton Yi Industrial Corp.	286,000	129,563
	Tong Yang Industry Co., Ltd.	103,000	94,901
*	Tsann Kuen Enterprise Co., Ltd.	64,000	84,978
	TSRC Corp.	125,000	168,146
	TTET Union Corp.	67,000	73,101
	Tung Ho Steel Enterprise Corp.	122,000	193,281
	TYC Brother Industrial Co., Ltd.	75,074	54,557
	Tyntek Corp.	113,077	98,436
	U-Ming Marine Transport Corp.	83,000	228,206
*	Union Bank of Taiwan	439,000	97,605
	Uni-President Enterprises Corp.	392,200	563,029
	United Integration Service Co., Ltd.	114,000	99,938
	United Microelectronics Corp.	1,442,437	856,177
	Universal Scientific Industrial Co., Ltd.	226,231	116,863
	UPC Technology Corp.	202,459	121,688
	USI Corp.	289,000	177,657
*	Via Technologies, Inc.	192,000	117,380
	Walsin Lihwa Corp.	540,000	258,781
	Walsin Technology Corp., Ltd.	188,000	132,516
	Wan Hai Lines Co., Ltd.	179,000	152,007
	Waterland Financial Holdings	624,240	238,560

26

	Winbond Electronics Corp.	938,000	$257,045
	Wintek Corp.	262,000	255,771
	Wistron Corp.	181,242	299,297
	Wistron NeWeb Corp.	35,986	50,438
*	Wus Printed Circuit Co., Ltd.	200,000	49,430
*	Ya Hsin Industrial Co., Ltd.	263,000	—
	Yageo Corp.	677,000	205,895
	Yang Ming Marine Transport Corp.	387,067	255,298
	Yeung Cyang Industrial Co., Ltd.	39,963	47,272
	Yieh Phui Enterprise Co., Ltd.	417,345	190,489
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	408,040	171,821
	Yulon Motor Co., Ltd.	229,365	309,931
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	29,000	41,183
	Yung Tay Engineering Co., Ltd.	146,000	116,317
	Zig Sheng Industrial Co., Ltd.	192,402	49,569
	Zinwell Corp.	73,686	223,674
	Zyxel Communication Corp.	61,200	66,696
TOTAL COMMON STOCKS			50,551,221

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	12,002	1,572

TOTAL — TAIWAN			50,552,793

THAILAND — (2.6%)
COMMON STOCKS — (2.6%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	116,100	44,264
	Advance Info Service PCL (Foreign)	124,900	416,664
	Amata Corp. PCL (Foreign)	178,300	91,770
	Asia Plus Securities PCL (Foreign)	775,000	94,551
	Asian Insulators PCL (Foreign)	110,000	22,542
	Asian Property Development PCL (Foreign) NVDR	503,100	102,298
	Bangkok Aviation Fuel Services PCL (Foreign)	142,700	48,058
	Bangkok Bank PCL (Foreign)	212,100	896,245
	Bangkok Expressway PCL (Foreign)	186,900	130,043
*	Bangkok Land PCL (Foreign) NVDR	4,574,000	106,085
*	Bank of Ayudhya PCL (Foreign) NVDR	421,900	331,086
	Banpu PCL (Foreign)	17,300	263,828
	BEC World PCL (Foreign)	135,100	118,038
	Big C Supercenter PCL (Foreign) NVDR	69,300	101,831
	C.P. Seven Eleven PCL (Foreign)	359,300	125,569
	Cal-Comp Electronics (Thailand) PCL (Foreign)	471,000	89,786
	Capital Nomura Securities PCL (Foreign) NVDR	36,800	40,044
	Central Plaza Hotel PCL (Foreign)	110,000	20,270
	Ch. Karnchang PCL (Foreign)	199,900	51,126
	Charoen Pokphand Foods PCL (Foreign)	1,387,300	203,632
	Dynasty Ceramic PCL (Foreign)	122,400	62,221
	Erawan Group PCL (Foreign)	670,600	95,876
*	Golden Land Property PCL (Foreign) NVDR	104,600	26,586
	Hana Microelectronics PCL (Foreign)	200,201	120,852
	Hermraj Land & Development PCL (Foreign)	3,184,300	114,321
	Home Product Center PCL (Foreign)	627,090	99,219
	Indorama Polymers PCL (Foreign)	179,900	51,441
*	Italian-Thai Development PCL	462,000	132,839

27

	Jasmine International PCL (Foreign)	1,111,200	$9,179
	Kasikornbank PCL (Foreign)	288,400	820,073
	Khon Kaen Sugar Industry PCL (Foreign)	294,900	134,918
	Kim Eng Securities Thailand PCL (Foreign)	127,600	104,391
	Krung Thai Bank PCL (Foreign)	1,605,300	545,725
	Krungthai Card PCL (Foreign)	68,000	49,042
	L.P.N. Development PCL (Foreign) NVDR	573,100	123,815
	Lalin Property PCL (Foreign)	113,500	10,097
	Land and Houses PCL (Foreign) NVDR	769,100	206,478
	Loxley PCL (Foreign)	500,000	39,079
	Major Cineplex Group PCL (Foreign)	167,000	93,913
	MBK Development PCL (Foreign)	60,400	137,207
*	Nakornthai Strip Mill PCL (Foreign)	7,783,600	64,297
	Padaeng Industry PCL (Foreign) NVDR	40,900	45,156
	Power Line Engineering PCL (Foreign)	268,600	44,802
	Precious Shipping PCL (Foreign) NVDR	40,400	35,940
*	Property Perfect PCL (Foreign)	188,600	23,609
*	PTT Aromatics & Refining PCL (Foreign)	221,347	297,122
	PTT Chemical PCL (Foreign)	143,000	536,108
	Quality Houses PCL (Foreign)	2,416,600	184,268
	Ratchaburi Electricity Generating Holding PCL (Foreign)	196,900	275,253
	Regional Container Lines PCL (Foreign)	148,500	120,310
	Robinson Department Store PCL (Foreign)	233,400	83,053
	Rojana Industrial Park PCL (Foreign)	211,000	104,578
	Saha-Union PCL (Foreign)	105,000	63,050
	Sahaviriya Steel Industries PCL (Foreign)	2,001,500	57,867
	Samart Corporation PCL (Foreign)	275,000	64,218
	Samart I-Mobile PCL (Foreign)	156,800	99,635
	Sansiri PCL (Foreign)	299,400	35,196
	Seamico Securities PCL (Foreign)	342,500	36,998
*	Serm Suk PCL (Foreign) NVDR	81,500	48,680
*	Shinawatra Satellite PCL (Foreign)	437,500	143,169
	Siam Cement PCL (Foreign)	28,000	213,503
	Siam Commercial Bank PCL (Foreign)	232,400	646,068
	Siam Future Development PCL (Foreign)	67,000	24,054
	Siam Makro PCL (Foreign)	28,800	90,129
*	Sino-Thai Engineering & Construction PCL (Foreign)	369,400	68,070
	Supalai PCL (Foreign)	474,000	53,913
	Tata Steel (Thailand) PCL (Foreign)	1,392,000	99,950
	Thai Oil PCL (Foreign)	131,200	329,303
	Thai Plastic & Chemicals PCL (Foreign)	194,000	129,436
	Thai Stanley Electric (Thailand) PCL (Foreign)	18,000	82,351
	Thai Union Frozen Products PCL (Foreign)	100,000	64,813
	Thai Union Frozen Products PCL (Foreign) NVDR	74,500	48,286
	Thai Vegetable Oil PCL (Foreign)	178,375	113,344
	Thanachart Capital PCL (Foreign)	247,100	120,900
	The Siam Cement PCL (Foreign)	26,400	181,172
#	Thoresen Thai Agencies PCL (Foreign)	96,100	146,554
	Ticon Industrial Connection PCL (Foreign)	154,200	93,083
	Tipco Asphalt PCL (Foreign)	57,500	43,479
	TIPCO Foods (Thailand) PCL (Foreign)	99,600	17,562
	Tisco Bank PCL (Foreign) NVDR	158,200	149,530
*	TMB Bank PCL (Foreign)	3,890,337	163,153
	TPI Polene PCL (Foreign)	344,100	79,807
*	TT&T PCL (Foreign)	1,254,000	31,873

28

	Vanachai Group PCL (Foreign)	368,000	$43,026
	Vinythai PCL (Foreign)	176,100	40,843

TOTAL — THAILAND			11,712,513

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Akbank T.A.S.	125,495	664,324
	Akcansa Cimento Sanayi ve Ticaret A.S.	18,175	83,906
*	Akenerji Elektrik Uretim A.S.	17,004	146,352
	Aksa Akrilik Kimya Sanayii A.S.	1	—
	Aksigorta A.S.	43,487	215,885
	Alarko Holding A.S.	38,696	90,189
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	10,454	59,531
	Anadolu Anonim Turk Sigorta Sirketi A.S.	58,405	75,309
	Anadolu Cam Sanayii A.S.	49,376	120,441
	Anadolu Hayat Sigorta A.S.	25,000	73,247
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	2,960	21,908
	Arcelik A.S	38,867	218,875
*	Ayen Enerji A.S.	30,683	64,623
	Aygaz A.S.	52,025	181,112
	Bati Anabolu Cimento A.S.	11,013	79,754
	Bati Soeke Cimento Sanayi A.S.	19,207	38,997
	BIM BirlesikMagazalar A.S.	3,314	291,449
	Bolu Cimento Sanayii A.S.	25,029	36,682
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	2,700	19,258
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	1	16
*	Boyner Buyuk Magazacilik A.S.	37,438	66,511
	BSH ev Aletleri Sanayi ve Ticaret A.S.	1,987	42,166
	Bursa Cimento Fabrikasi A.S.	11,849	91,555
	Celebi Hava Servisi A.S.	3,006	19,752
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	31,207	40,588
	Cimsa Cimento Sanayi ve Ticaret A.S.	25,990	151,019
*	Dogan Gazetecilik A.S.	17,692	37,492
*	Dogan Sirketler Grubu Holding A.S.	203,336	255,840
*	Dogan Yayin Holding A.S.	75,954	191,982
	Dogus Otomotiv Servis ve Ticaret A.S.	15,854	88,289
	Enka Insaat ve Sanayi A.S.	34,019	511,849
	Eregli Demir ve Celik Fabrikalari Turk A.S.	151,621	1,066,139
	Ford Otomotiv Sanayi A.S.	27,677	260,790
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	45,076	42,744
*	Global Yatirim Holding A.S.	49,092	46,866
*	Goldas Kuyumculuk Sanayi A.S.	42,137	96,669
*	Goodyear Lastikleri T.A.S.	3,277	35,113
*	GSD Holding A.S.	94,810	76,665
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	76,367	180,968
*	Izmir Demir Celik Sanayii A.S.	19,790	37,621
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	39,394	49,702
	Karton Sanayi ve Ticaret A.S.	715	31,901
*	Koc Holding A.S. Series B	107,016	403,039
	Konya Cimento Sanayii A.S.	1,536	57,709
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	38,971	84,578
	Mardin Cimento Sanayii ve Ticaret A.S.	16,279	82,997
*	Marmari Marti Otel Isletmeleri A.S.	48,805	35,935

29

*	Menderes Tekstil Sanayi ve Ticaret A.S.	125,330	$44,494
	Migros Turk A.S.	24,100	378,750
*	Net Holding A.S.	81,850	57,040
	Nortel Networks Netas Telekomuenikasyon A.S.	2,260	34,239
	Otobus Karoseri Sanayi A.S.	4,986	69,703
	Pinar Entegre Et ve Un Sanayi A.S.	18,493	53,519
	Pinar Sut Mamulleri Sanayii A.S.	11,381	56,664
*	Tat Konserve Sanayii A.S.	1	2
*	Tekstil Bankasi A.S.	51,280	54,044
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	14,774	96,897
	Tofas Turk Otomobil Fabrikasi A.S.	28,593	130,774
	Trakya Cam Sanayii A.S.	73,879	143,686
	Tupras-Turkiye Petrol Rafinerileri A.S.	31,224	791,624
*	Turk Demir Dokum Fabrikalari A.S.	7,723	59,255
*	Turk Ekonomi Bankasi A.S.	41,500	66,214
	Turk Sise ve Cam Fabrikalari A.S.	147,843	227,440
	Turkcell Iletisim Hizmetleri A.S. ADR	30,400	766,992
	Turkiye Garanti Bankasi A.S.	170,945	1,013,798
	Turkiye Is Bankasi A.S.	251,515	1,153,640
	Ulker Biskuvi Sanayi A.S.	33,575	104,132
*	Vestel Elektronik Sanayi ve Ticaret A.S.	42,000	69,355
	Yapi Kredi Finansal Kiralama A.S.	24,714	59,852
	Yapi Kredi Sigorta A.S.	15,136	153,681
*	Zorlu Enerji Elektrik Uretim A.S.	19,000	69,291

TOTAL — TURKEY			12,223,423

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $2,260,000 FNMA 3.50%, 03/25/33, valued at $420,003) to be repurchased at $413,101	$413	413,000

SECURITIES LENDING COLLATERAL — (7.7%)
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $40,837,332 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 03/01/33 to 02/01/38; FNMA 5.127%(r), 11/01/33; & GNMA 7.000%, 08/15/36 & 7.000%, 10/15/37, valued at $34,971,782) to be repurchased at $34,295,146	34,286	34,286,060

TOTAL INVESTMENTS - (100.0%) (Cost $338,875,461)##			$444,031,639

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$149,367,857
Level 2 – Other Significant Observable Inputs	294,663,782
Level 3 – Significant Unobservable Inputs	—
Total	$444,031,639

30

CSTG&E INTERNATIONAL SOCIAL CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (5.0%)
COMMON STOCKS — (5.0%)
#	ABB Grain, Ltd.	3,715	$29,509
	Amalgamated Holdings, Ltd.	3,485	17,970
	Amcor, Ltd.	14,041	91,859
	AMP, Ltd.	3,605	26,614
	APN News & Media, Ltd.	4,763	21,833
*	Aquila Resources, Ltd.	1,670	13,880
	ASX, Ltd.	1,787	68,706
*	Austar United Communications, Ltd.	13,491	17,916
	Australia & New Zealand Banking Group, Ltd.	11,401	230,065
	Australian Infrastructure Fund	6,885	16,767
*	Australian Worldwide Exploration, Ltd.	11,677	38,108
	Automotive Holdings Group	5,863	16,948
	AXA Asia Pacific Holdings, Ltd.	6,839	36,427
	Babcock & Brown Infrastructure Group	21,365	23,632
#	Babcock & Brown, Ltd.	770	12,062
	Bank of Queensland, Ltd.	1,709	22,032
	Beach Petroleum, Ltd.	17,091	22,663
	Becton Property Group	2,749	7,352
#	Bendigo Bank, Ltd.	1,937	18,066
	BHP Billiton, Ltd. Sponsored ADR	2,200	160,996
	Billabong International, Ltd.	4,103	47,645
	BlueScope Steel, Ltd.	11,721	117,247
	Boral, Ltd.	16,381	91,059
	Bradken, Ltd.	1,519	9,082
	Brambles, Ltd.	2,733	26,245
	Brickworks, Ltd.	737	6,738
	Caltex Australia, Ltd.	1,390	18,870
	Campbell Brothers, Ltd.	806	20,816
# *	CBH Resources, Ltd.	52,266	18,887
#	Centennial Coal Co., Ltd.	7,158	29,269
#	Challenger Financial Services Group, Ltd.	9,885	19,767
	Charter Hall Group	8,224	11,139
	Coca-Cola Amatil, Ltd.	3,099	27,507
	Commonwealth Bank of Australia	9,342	361,758
	Computershare, Ltd.	7,128	55,674
#	ConnectEast Group	28,082	34,975
#	CSR, Ltd.	25,674	79,990
	David Jones, Ltd.	10,195	38,014
	Downer EDI, Ltd.	5,078	29,002
	DUET Group	10,108	28,845
	Dyno Nobel, Ltd.	14,237	30,280
#	Energy Developments, Ltd.	7,323	19,881
	Envestra, Ltd.	21,989	15,989
#	Fairfax Media, Ltd.	18,841	67,375

1

	FKP Property Group	4,015	$13,444
	Futuris Corp., Ltd.	20,735	38,393
	Goodman Fielder, Ltd.	18,379	31,741
	Graincorp, Ltd. Series A	1,422	18,079
	GWA International, Ltd.	5,375	15,326
#	Hills Industries, Ltd.	3,973	17,771
#	Iluka Resources, Ltd.	3,981	13,230
	Incitec Pivot, Ltd.	425	57,724
#	Insurance Australia Group, Ltd.	28,589	99,252
#	IOOF Holdings, Ltd.	2,294	10,904
#	Iress Market Technology, Ltd.	2,664	16,317
	Just Group, Ltd.	5,060	16,307
	Leighton Holdings, Ltd.	364	15,259
*	Lihir Gold, Ltd.	7,425	28,755
	MacArthur Coal, Ltd.	3,532	38,823
	MacMahon Holdings, Ltd.	18,397	28,782
#	Macquarie Communications Infrastructure Group	5,044	21,635
#	Macquarie Group, Ltd.	1,646	82,202
	Macquarie Media Group, Ltd.	5,110	17,967
#	Metcash, Ltd.	18,821	72,442
#	Minara Resources, Ltd.	5,762	33,956
	Mincor Resources NL	4,393	13,371
#	Monadelphous Group, Ltd.	1,313	14,990
*	Mount Gibson Iron, Ltd.	8,762	27,634
# *	Murchison Metals, Ltd.	4,058	15,429
	National Australia Bank, Ltd.	14,552	384,635
	New Hope Corp., Ltd.	11,643	27,926
*	Nexus Energy, Ltd.	18,680	29,389
	Nufarm, Ltd.	1,908	28,352
	Oil Search, Ltd.	16,458	64,465
	Onesteel, Ltd.	10,143	65,822
	Orica, Ltd.	2,681	70,980
	Origin Energy, Ltd.	13,843	112,825
#	Oxiana, Ltd.	5,648	20,271
	Pacific Brands, Ltd.	8,478	17,399
*	Paladin Energy, Ltd.	5,036	28,123
	Peet, Ltd.	5,863	16,505
	Perpetual Trustees Australia, Ltd.	313	15,889
	PMP, Ltd.	15,111	22,812
*	Portman, Ltd.	2,175	24,712
	Programmed Maintenance Service, Ltd.	5,281	21,751
	Qantas Airways, Ltd.	5,884	22,884
	QBE Insurance Group, Ltd.	1,760	36,403
	Reece Australia, Ltd.	772	16,498
#	Rio Tinto, Ltd.	592	73,766
*	Riversdale Mining, Ltd.	2,941	18,738
# *	Roc Oil Co., Ltd.	9,402	16,502
#	SAI Global, Ltd.	7,415	18,840
	Sally Malay Mining, Ltd.	3,668	16,490
#	Salmat, Ltd.	4,810	15,155
	Santos, Ltd.	6,192	73,396
	Seven Network, Ltd.	3,972	41,402
#	Sims Group, Ltd.	2,574	76,940
	Spotless Group, Ltd.	6,864	25,596
	St. George Bank, Ltd.	3,826	83,547

2

Straits Resources, Ltd.	6,014	$41,952
Sunland Group, Ltd.	7,614	24,225
Telstra Corp., Ltd.	7,335	32,974
Timbercorp, Ltd.	18,802	21,546
Toll Holdings, Ltd.	5,710	53,862
Tower Australia Group, Ltd.	10,174	22,193
# Transfield Services, Ltd.	2,392	25,334
United Group, Ltd.	2,473	28,003
Village Roadshow, Ltd.	4,000	10,369
Virgin Blue Holdings, Ltd.	16,278	20,056
Washington H. Soul Pattinson & Co., Ltd.	3,688	26,268
Westpac Banking Corp. Sponsored ADR	1,800	191,340
WHK Group, Ltd.	9,779	14,636
Woodside Petroleum, Ltd.	619	32,368
Zinifex, Ltd.	4,314	43,404

TOTAL — AUSTRALIA		4,935,735

AUSTRIA — (0.5%)
COMMON STOCKS — (0.5%)
Agrana Beteiligungs AG	195	21,346
Andritz AG	334	18,695
Erste Bank der Oesterreichischen Sparkassen AG	2,404	139,099
EVN AG	262	34,090
OMV AG	2,668	192,775
* RHI AG	422	17,123
Voestalpine AG	693	43,560
Wienerberger AG	1,340	64,676

TOTAL — AUSTRIA		531,364

BELGIUM — (0.9%)
COMMON STOCKS — (0.9%)
Ackermans & Van Haaren	319	32,734
Banque Nationale de Belgique	6	26,615
Barco NV	245	17,781
Bekaert SA	358	47,149
Compagnie d’Entreprises CFE	220	20,238
Compagnie Maritime Belge SA	293	21,762
Delhaize Group Sponsored ADR	1,400	105,756
Dexia SA	8,512	200,117
D’Ieteren NV SA	72	25,496
Elia System Operator SA NV	591	25,987
Euronav SA	852	32,987
Exmar NV	649	16,466
Fortis	2,598	57,396
KBC Groep NV	1,299	162,877
Tessenderlo Chemie NV	868	38,558
Umicore	1,145	58,171

TOTAL — BELGIUM		890,090

CANADA — (7.6%)
COMMON STOCKS — (7.6%)
* Aastra Technologies, Ltd.	600	18,898

3

*	Absolute Software Corp.	500	$6,375
	Addax Petroleum Corp.	500	22,906
#	AGF Management, Ltd. Class B	900	21,488
*	Agnico Eagle Mines, Ltd.	800	55,181
	Agrium, Inc.	400	29,492
	Alimentation Couche-Taro, Inc. Class B	2,000	33,873
*	Allen-Vanguard Corp.	717	3,074
*	Anvil Mining, Ltd.	1,500	20,544
	Astral Media, Inc. Class A	300	11,451
*	Aurelian Resources, Inc.	1,200	11,192
# *	Aurora Energy Resources, Inc.	400	3,922
#	Bank of Montreal	4,535	229,503
#	Bank of Nova Scotia	5,600	271,679
	Barrick Gold Corp.	3,500	181,676
*	Bombardier, Inc. Class B	7,800	44,379
*	Breakwater Resources, Ltd.	5,400	7,791
	CAE, Inc.	3,703	46,652
	Cameco Corp.	1,400	54,848
	Canaccord Capital, Inc.	1,100	12,461
	Canada Bread Co., Ltd.	400	28,346
# *	Canadian Hydro Developers, Inc.	4,700	26,932
#	Canadian Imperial Bank of Commerce	1,100	74,622
	Canadian National Railway Co.	3,400	179,698
	Canadian National Resources, Ltd.	1,600	119,726
	Canadian Pacific Railway, Ltd.	1,200	87,575
#	Canadian Tire Corp. Class A	700	43,554
	Canadian Utilities, Ltd. Class A	500	22,880
	Canadian Western Bank	1,200	33,845
	Canam Group, Inc. Class A	1,300	13,868
*	Canfor Corp.	830	6,755
	CCL Industries, Inc. Class B	300	10,546
*	Celestica, Inc. Subordinate Voting	5,200	34,077
*	CGI Group, Inc.	2,700	29,901
	CHC Helicopter Corp. Class A	300	9,418
	Cogeco Cable, Inc.	200	7,427
*	Compton Petroleum Corp.	1,500	17,937
*	Connacher Oil & Gas, Ltd.	5,200	18,491
*	Corridor Resources, Inc.	500	3,200
	Corus Entertainment, Inc. Class B	1,000	20,320
*	Crew Energy, Inc.	1,200	15,167
*	Crystallex International Corp.	9,200	19,442
# *	Denison Mines Corp.	2,000	18,329
*	Domtar Corp.	3,200	20,190
	Dorel Industries, Inc. Class B	500	14,696
*	Dundee Precious Metals, Inc.	2,800	17,040
*	Duvernay Oil Corp.	1,100	39,775
*	Eastern Platinum, Ltd.	16,800	60,594
*	Eldorado Gold Corp.	5,100	35,494
	Empire Co., Ltd. Class A	700	26,983
#	Enbridge, Inc.	2,949	121,436
	EnCana Corp.	3,900	297,498
	Ensign Energy Services, Inc.	2,400	44,672
*	Euro Goldfields, Ltd.	349	2,103
	Fairfax Financial Holdings, Inc.	500	151,537
	Finning International, Inc.	600	17,032

4

	First Quantum Minerals, Ltd.	300	$27,694
*	Flint Energy Services, Ltd.	400	8,047
*	FNX Mining Co., Inc.	700	23,000
#	Fortis, Inc.	900	25,786
	Forzani Group, Ltd. Class A	1,100	17,971
*	Fronteer Development Group, Inc.	1,000	9,012
*	Galleon Energy, Inc. Class A	1,500	25,664
	George Weston, Ltd.	800	37,470
#	Gerdau Ameristeel Corp.	1,500	22,433
*	Gildan Activewear, Inc.	500	18,821
	Goldcorp, Inc.	6,400	276,743
*	Golden Star Resources, Ltd.	8,100	33,412
*	Great Basin Gold, Ltd.	5,600	18,548
#	Great West Lifeco, Inc.	500	15,672
#	Harry Winston Diamond Corp.	500	13,086
*	High River Gold Mines, Ltd.	3,000	10,211
	Home Capital Group, Inc.	400	16,378
*	HudBay Minerals, Inc.	1,100	21,011
	Husky Energy, Inc.	500	21,179
	IAMGOLD Corp.	7,600	61,464
	IGM Financial, Inc.	800	34,788
#	Imperial Oil, Ltd.	600	33,772
#	Industrial Alliance Insurance & Financial Services, Inc.	2,200	78,679
#	ING Canada, Inc.	500	20,320
	Inmet Mining Corp.	600	52,115
*	Ivanhoe Mines, Ltd.	1,500	19,461
	Kingsway Financial Services, Inc.	1,700	22,644
*	Kinross Gold Corp.	3,800	94,204
*	Kirkland Lake Gold, Inc.	500	5,420
	Laurentian Bank of Canada	400	16,301
	Linamar Corp.	1,500	21,336
	Loblaw Companies, Ltd.	1,300	38,079
*	Lundin Mining Corp.	5,200	44,273
*	MacDonald Dettweiler & Associates, Ltd.	500	24,897
	Magna International, Inc. Class A	1,900	139,047
*	Major Drilling Group International, Inc.	300	17,383
	Manitoba Telecom Services, Inc.	500	21,011
#	Manulife Financial Corp.	10,200	394,839
	Maple Leaf Foods, Inc.	2,300	30,192
*	Martinrea International, Inc.	1,500	13,335
*	Mega Uranium, Ltd.	1,500	4,938
	Methanex Corp.	2,600	75,101
	Metro, Inc. Class A	2,600	56,213
#	National Bank of Canada	2,500	123,368
	Nexen, Inc.	1,803	56,293
	Niko Resources, Ltd.	200	18,796
	Norbord, Inc.	3,300	19,312
*	Nortel Networks Corp.	2,500	21,488
	Northbridge Financial Corp.	600	21,665
*	Northgate Minerals Corp.	1,401	4,413
#	Nova Chemicals Corp.	700	21,329
*	Nuvista Energy, Ltd.	600	10,034
# *	Open Text Corp.	1,100	35,540
*	OPTI Canada, Inc.	1,100	19,335
*	Paramount Resources, Ltd. Class A	1,200	20,970

5

	Pason Systems, Inc.	300	$4,267
# *	Petrobank Energy & Resources, Ltd.	500	29,317
	Petro-Canada	2,300	110,484
	Potash Corp. of Saskatchewan, Inc.	300	47,759
#	Power Corp. of Canada, Ltd.	1,700	59,347
#	Power Financial Corp.	800	29,188
*	ProEx Energy, Ltd.	500	7,767
# *	Quadra Mining, Ltd.	1,100	22,587
# *	Quebecor World, Inc.	1,500	381
	Quebecor, Inc. Class B	1,093	32,837
#	Reitmans Canada, Ltd.	500	8,352
*	Research In Motion, Ltd.	600	62,362
	Rogers Communications, Inc. Class B	600	23,683
*	RONA, Inc.	3,000	42,398
#	Royal Bank of Canada	3,021	151,625
#	Russel Metals, Inc.	1,700	44,044
#	Saputo, Inc.	800	21,938
*	Saskatchewan Wheat Pool, Inc.	1,500	19,599
	Savanna Energy Services Corp.	1,200	21,531
	ShawCor, Ltd.	1,000	31,720
	Sherritt International Corp.	3,700	62,365
# *	Sierra Wireless, Inc.	900	13,049
*	Silver Standard Resources, Inc.	400	14,886
*	Silver Wheaton Corp.	1,300	22,467
*	Sino-Forest Corp.	1,300	25,029
	SNC-Lavalin Group, Inc.	600	26,256
*	Stantec, Inc.	500	16,444
#	Sun Life Financial, Inc.	4,300	205,946
	Suncor Energy, Inc.	901	93,199
*	SunOpta, Inc.	300	1,826
	Talisman Energy, Inc.	4,400	74,611
	Teck Cominco Class B	3,400	135,516
	Telus Corp.	400	18,276
*	Tesco Corp.	700	17,254
#	The Thomson Corp.	1,600	53,206
*	Thompson Creek Metals Company, Inc.	1,300	26,469
#	Toromont Industries, Ltd.	600	18,044
#	Toronto Dominion Bank	5,100	341,934
#	Torstar Corp. Class B	500	8,585
#	Transalta Corp.	1,200	42,660
#	TransCanada Corp.	3,229	129,718
	Transcontinental, Inc. Class A	1,600	26,319
	Trican Well Service, Ltd.	2,600	45,304
*	UEX Corp.	300	1,649
*	Uranium One, Inc.	5,100	26,789
# *	Uranium Participation Corp.	1,700	19,949
*	UTS Energy Corp.	1,900	11,351
	West Fraser Timber Co., Ltd.	1,200	38,710
	Winpak, Ltd.	1,142	7,600
	Yamana Gold, Inc.	3,700	66,688

TOTAL — CANADA			7,476,269

6

DENMARK — (0.7%)
COMMON STOCKS — (0.7%)
	A P Moller - Maersk A.S.	8	$82,207
#	Aktieselskabet Roskilde Bank A.S.	170	8,990
#	Auriga Industries A.S. Series B	600	13,358
#	Dampskibsselskabet Torm A.S. ADR	500	15,110
#	Danske Bank A.S.	3,545	135,413
	De Sammenslut Vogmaend	1,928	37,689
	East Asiatic Co., Ltd. A.S.	400	31,217
	FLSmidth & Co. A.S.	300	28,010
*	Jyske Bank A.S.	1,450	100,013
	NKT Holding A.S.	350	26,039
#	Novozymes A.S. Series B	150	13,096
#	Ringkjoebing Landbobank Aktieselskab	50	6,894
#	Rockwool International A.S.	60	10,464
#	Sydbank A.S.	1,000	36,228
*	Topdanmark A.S.	292	44,359
*	Trygvesta A.S.	700	53,881
*	Vestas Wind Systems A.S.	350	35,482
	Vestjysk Bank A.S.	250	10,215

TOTAL — DENMARK			688,665

FINLAND — (1.6%)
COMMON STOCKS — (1.6%)
	Alma Media	1,213	18,379
#	Amer Sports Oyj Series A	1,228	25,649
	Cramo Oyj	564	13,159
	Elisa Oyj	2,250	68,579
	Fortum Oyj	2,697	112,606
	KCI Konecranes Oyj	758	27,521
	Kemira Oyj	1,641	24,450
	Kesko Oyj	804	36,631
#	Kone Oyj Series B	1,324	46,326
	Lassila & Tikanoja Oyj	596	16,780
	Metso Corp. Sponsored ADR	700	36,790
	Metso Oyj	1,226	63,786
	Neste Oil Oyj	3,249	113,679
	Nokia Oyj Sponsored ADR	5,300	190,853
	OKO Bank P.L.C. Class A	2,670	46,619
	Poyry Oyj	726	17,826
#	Raisio P.L.C.	7,337	16,318
	Rautaruukki Oyj Series K	1,270	55,372
	Sampo Oyj	7,090	192,424
	SanomaWSOY Oyj	2,100	52,954
	Stora Enso Oyj Sponsored ADR	9,200	115,922
	UPM-Kymmene Oyj Sponsored ADR	8,400	146,520
	Uponor Oyj Series A	782	20,425
	Wartsila Corp. Oyj Series B	563	38,485
	YIT Oyj	1,040	25,837

TOTAL — FINLAND			1,523,890

FRANCE — (6.7%)
COMMON STOCKS — (6.6%)
	Accor SA	833	59,167
	Air France-KLM	3,446	92,843

7

	Air Liquide SA	998	$141,239
	Alstom SA	429	90,158
*	Alten	785	24,622
# *	Altran Technologies SA	3,293	24,277
*	Atos Origin SA	840	45,265
	AXA SA Sponsored ADR	3,000	100,980
	BNP Paribas SA	6,926	619,181
	Bongrain SA	259	28,547
#	Bourbon SA	612	35,026
	Bouygues SA	921	62,904
	Capgemini SA	1,760	96,171
	Carrefour SA	1,384	97,331
	Casino Guichard Perrachon SA	479	54,178
	Ciments Francais SA	162	25,569
	Clarins SA	361	25,338
	CNP Assurances	713	78,455
	Compagnie de Saint-Gobain	3,701	289,322
*	Compagnie Generale de Geophysique-Veritas SA Sponsored ADR	1,100	53,482
	Compagnie Generale des Establissements Michelin Series B	1,448	142,613
	Credit Agricole SA	4,994	135,461
# *	Eramet SA	69	52,252
	Esso Ste Anonyme Francaise	76	17,619
	Establissements Maurel et Prom	1,758	33,793
	Euler Hermes SA	231	23,615
#	European Aeronautic Defence & Space Co.	5,210	136,627
# *	Faurecia SA	180	9,196
	France Telecom SA Sponsored ADR	10,900	364,605
	Groupe Danone	759	59,455
	Guyenne et Gascogne SA	100	14,628
	Havas SA	7,086	32,940
	Imerys SA	792	66,428
	IMS International Metal Service SA	418	15,383
	JC Decaux SA	1,124	33,870
	Lafarge SA	439	75,890
	Lafarge SA Sponsored ADR	5,400	235,644
	Lagardere SCA	2,036	159,963
*	Legrand SA	952	30,095
	L’Oreal SA	528	62,658
	Natixis	1,102	16,128
	Neopost SA	392	40,689
	Nexans SA	667	72,823
	Orco Property Group	172	17,532
	PagesJaunes SA	1,400	26,040
	Peugeot SA	2,150	163,440
	Plastic Omnium SA	372	16,637
	PPR SA	1,001	136,523
	Publicis Groupe ADR	1,400	50,987
	Rallye SA	349	20,570
	Renault SA	1,510	161,337
*	Rhodia SA	779	19,339
	Rubis SA	172	14,669
	Safran SA	3,705	74,146
	Schneider Electric SA	1,382	157,360
	SCOR SE	3,266	73,938

8

	SEB SA	125	$21,673
	Societe BIC SA	468	29,591
	Societe Generale Paris	2,993	320,247
	Somfy SA	74	16,748
	Sperian Protection	139	13,361
	STEF-TFE	282	18,585
	Technip SA ADR	1,700	139,722
	Teleperformance SA	805	25,414
	Thales SA	366	22,396
*	Thomson	5,156	39,608
	Total SA Sponsored ADR	4,900	369,411
*	UbiSoft Entertainment SA	359	30,173
	Valeo SA	1,428	54,011
	Vallourec (Usines A Tubes de Lorraine Escaut et Vallourec Reunies)	138	28,640
	Veolia Environnement SA ADR	600	53,430
	Vilmorin et Cie SA	139	23,431
	Vinci SA	1,588	109,652
	Vivendi SA	7,662	302,804
	Wendel	482	54,361
	Zodiac SA	567	29,504
TOTAL COMMON STOCKS			6,511,710

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	748	82,193

TOTAL — FRANCE			6,593,903

GERMANY — (6.7%)
COMMON STOCKS — (6.7%)
#	Aareal Bank AG	716	24,352
	Adidas-Salomon AG	795	50,459
	Allianz SE	3,352	577,859
	Altana AG	1,165	27,137
	AMB Generali Holding AG	221	33,342
	BASF AG	1,951	249,484
	Bayerische Motoren Werke AG	2,461	135,603
	Beiersdorf AG	364	28,816
	Bilfinger Berger AG	980	77,804
	Comdirect Bank AG	1,445	17,800
	Commerzbank AG	1,929	57,994
	Continental AG	603	59,463
	Daimler AG	1,406	117,082
	Daimler AG Sponsored ADR	4,400	366,036
	Deutsche Bank AG	1,216	134,904
	Deutsche Bank AG ADR	3,300	366,168
	Deutsche Boerse AG	826	131,436
	Deutsche Lufthansa AG	2,937	68,740
	Deutsche Post AG	8,194	271,484
	Deutsche Postbank AG	282	27,381
	Deutsche Telekom AG	21,052	400,158
#	Douglas Holding AG	434	23,031
	E.ON AG	396	74,557
	E.ON AG Sponsored ADR	11,400	717,031

9

*	EM. Sports Media AG	1,695	$7,211
	Epcos AG Sponsored ADR	1,100	15,614
	Fraport AG	799	59,860
	Fuchs Petrolub AG	205	18,463
*	GEA Group AG	911	29,474
	Hannover Rueckversicherung AG	1,069	51,033
	Heidelberger Druckmaschinen AG	1,470	35,901
	Heidelberger Zement AG	179	28,654
	Henkel KGAA	615	24,837
	Hochtief AG	402	43,587
	Hypo Real Estate Holding AG	2,931	84,402
	Indus Holding AG	565	17,741
*	Infineon Technologies AG	14,438	116,765
	K&S AG	205	59,649
	Kontron AG	1,112	17,388
	Lanxess AG	2,174	82,884
	Leoni AG	483	20,107
	Linde AG	1,555	206,702
	MAN AG	466	61,466
# *	Medion AG	754	19,359
	Metro AG	443	36,741
	MTU Aero Engines Holding AG	429	21,776
	Munchener Rueckversicherungs-Gesellschaft AG	1,571	276,415
#	Norddeutsche Affinerie AG	881	35,583
*	Pfeiffer Vacuum Technology AG Sponsored ADR	200	17,635
#	Pfleiderer AG	1,233	27,385
*	Premiere AG	1,554	33,277
	Rheinmetall AG	925	64,645
	RWE AG (Neu) Series A	890	107,747
	Salzgitter AG	376	65,906
#	SAP AG Sponsored ADR	1,200	56,892
*	SGL Carbon AG	498	27,638
	Siemens AG Sponsored ADR	1,700	217,022
# *	Singulus Technologies AG	1,966	28,303
	ThyssenKrupp AG	2,526	145,263
# *	TUI AG	4,500	108,335
	United Internet AG	1,164	22,035
	Volkswagen AG	1,027	233,841
*	Wacker Chemie AG	83	17,631
	Wincor Nixdorf AG	382	30,375

TOTAL — GERMANY			6,613,663

GREECE — (1.0%)
COMMON STOCKS — (1.0%)
*	Alapis Holdings Industrial & Commercial S.A.	16,716	54,019
	Alpha Bank A.E.	6,343	192,413
	Bank of Greece	225	30,928
	Coca-Cola Hellenic Bottling Co. S.A. ADR	750	32,692
	EFG Eurobank Ergasias S.A.	1,925	55,452
	Fourlis Holdings S.A.	501	14,739
	Frigoglass S.A.	562	17,683
	GEK Group of Cos S.A.	1,957	22,943
	Hellenic Petroleum S.A.	2,973	41,628
	Hellenic Technodomiki Tev S.A.	2,126	26,039

10

#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	1,300	$18,057
	Metka S.A.	797	15,968
	Michaniki S.A.	2,081	14,466
	Mytilineos Holdings S.A.	849	12,831
	National Bank of Greece S.A. ADR	24,600	268,878
	Neochimiki Lv Lavrentiadis S.A.	706	18,959
	Piraeus Bank S.A.	1,355	40,331
	Public Power Corp.	802	34,061
	Viohalco S.A.	1,602	17,672

TOTAL — GREECE			929,759

HONG KONG — (2.0%)
COMMON STOCKS — (2.0%)
	Allied Group, Ltd.	6,000	26,320
	Allied Properties, Ltd.	44,000	10,059
*	Associated International Hotels	6,000	12,958
	Bank of East Asia, Ltd.	5,662	30,411
	Cafe de Coral Holdings, Ltd.	10,000	20,371
	Cathay Pacific Airways, Ltd.	12,000	24,728
	Cheung Kong Holdings, Ltd.	9,000	134,550
	Cheung Kong Infrastructure Holdings, Ltd.	7,000	27,687
*	China Grand Forestry Resources Group, Ltd.	98,000	14,564
	Chong Hing Bank, Ltd.	8,000	16,929
	CLP Holdings, Ltd.	5,000	39,086
	Coastal Greenland, Ltd.	92,000	17,830
	Dah Sing Financial Holdings, Ltd.	3,600	26,327
	Far East Consortium	37,000	16,378
	First Pacific Co., Ltd.	28,000	21,193
*	Foxconn International Holdings, Ltd.	8,000	12,532
	Giordano International, Ltd.	44,000	18,422
	Great Eagle Holdings, Ltd.	11,000	33,202
	Hang Lung Group, Ltd.	8,000	36,540
	Hang Lung Properties, Ltd.	6,000	21,545
	Henderson Land Development Co., Ltd.	10,000	77,638
	Hong Kong and Shanghai Hotels, Ltd.	11,000	17,717
	Hong Kong Electric Holdings, Ltd.	3,500	19,687
	Hopewell Holdings, Ltd.	17,000	77,912
	Johnson Electric Holdings, Ltd.	37,500	17,378
	Kingboard Chemical Holdings, Ltd.	14,500	64,450
	Kowloon Development Co., Ltd.	10,000	22,305
	Lee & Man Paper Manufacturing, Ltd.	6,000	16,751
	Lifestyle International Holdings, Ltd.	10,000	25,906
#	Luks Industrial Group, Ltd.	16,000	15,776
	Matsunichi Communications Holdings, Ltd.	24,000	22,336
	Melco International Development, Ltd.	18,000	25,388
*	Mongolia Energy Corporation, Ltd.	25,000	26,037
	MTR Corp., Ltd.	14,607	54,229
*	Nan Hai Corp., Ltd.	1,600,000	19,805
#	New World China Land, Ltd.	37,600	25,664
	New World Development Co., Ltd.	25,235	67,832
	NWS Holdings, Ltd.	13,167	38,283
	Pacific Basin Shipping, Ltd.	14,000	23,199
	PCCW, Ltd.	34,000	19,619

11

	Prime Success International Group, Ltd.	14,000	$8,428
	PYI Corp., Ltd.	46,000	14,432
	Regal Hotels International Holdings, Ltd.	246,000	16,197
	Shangri-La Asia, Ltd.	10,000	29,743
	Sino Land Co., Ltd.	12,000	30,015
	Sun Hung Kai Properties, Ltd.	9,000	157,402
	Tai Cheung Holdings	23,000	15,545
#	Techtronic Industries Co., Ltd.	31,000	30,018
	Television Broadcasts, Ltd.	4,000	23,406
	Texwinca Holdings, Ltd.	24,000	18,484
	Transport International Holdings, Ltd.	4,000	18,575
	Truly International Holdings	12,000	17,959
	USI Holdings, Ltd.	28,000	18,313
	Vtech Holdings, Ltd.	3,000	14,789
	Wharf Holdings, Ltd.	14,625	74,067
	Wheelock and Co., Ltd.	25,000	73,195
	Wheelock Properties, Ltd.	40,000	35,639
	Wing Hang Bank, Ltd.	2,000	29,328
	Wing Lung Bank, Ltd.	3,200	39,483
	Yue Yuen Industrial (Holdings), Ltd.	9,500	28,115

TOTAL — HONG KONG			1,932,677

IRELAND — (0.8%)
COMMON STOCKS — (0.8%)
	Allied Irish Banks P.L.C. Sponsored ADR	7,100	289,964
#	Bank of Ireland P.L.C. Sponsored ADR	3,300	188,100
#	CRH P.L.C. Sponsored ADR	3,300	124,080
	Independent News & Media P.L.C.	6,457	19,404
	Irish Life & Permanent P.L.C.	7,636	123,820
	Kerry Group P.L.C.	1,125	35,261
	Kingspan Group P.L.C.	1,183	16,016

TOTAL — IRELAND			796,645

ITALY — (2.8%)
COMMON STOCKS — (2.8%)
#	AEM SpA	7,105	28,743
	Alleanza Assicurazioni SpA	3,336	42,865
	Assicurazioni Generali SpA, Trieste	3,245	139,473
	Autogrill SpA, Novara	1,015	16,219
	Azimut Holding SpA	1,363	15,592
#	Banca Monte Dei Paschi di Siena SpA	14,773	67,080
	Banca Popolare dell’Etruria e del Lazio Scrl	1,468	18,425
	Banca Popolare di Milano Scarl	11,630	138,510
	Bulgari SpA	1,302	14,496
	Buzzi Unicem SpA	1,314	32,237
	C.I.R. SpA - Compagnie Industriali Riunite	7,131	21,970
*	Ducati Motor Holding SpA	7,628	18,989
#	Enel SpA Sponsored ADR	1,500	81,237
	Eni SpA Sponsored ADR	3,300	227,469
#	ERG SpA	1,082	20,850
	Fiat SpA	631	13,337
	Fiat SpA Sponsored ADR	1,600	34,175
	Finmeccanica SpA	936	28,785

12

	Fondiaria - Sai SpA	1,930	$85,653
	Geox SpA	852	12,517
	Immsi SpA	4,196	6,884
*	Impregilo SpA	6,264	33,418
	Interpump Group SpA	1,758	15,751
	Intesa Sanpaolo SpA	69,040	463,704
	Luxottica Group SpA Sponsored ADR	600	16,500
	Marr SpA	1,752	17,719
	Mediobanca SpA	6,574	126,832
	Milano Assicurazioni SpA	5,810	38,072
	Saipem SpA	800	32,684
*	Saras SpA Raffinerie Sarde	5,737	29,427
	Snam Rete Gas SpA	3,918	27,245
#	Societe Cattolica di Assicurazoni Scrl SpA	819	37,676
	Telecom Italia SpA Sponsored ADR	7,200	179,424
	Terna SpA	9,474	40,980
#	Tod’s SpA	244	15,000
	UniCredito Italiano SpA	38,727	284,907
	Unione di Banche Italiane ScpA	9,985	234,756
	Unipol Gruppo Finanziario SpA	16,156	45,512

TOTAL — ITALY			2,705,113

JAPAN — (19.2%)
COMMON STOCKS — (19.2%)
	Adeka Corp.	2,100	21,062
#	Aderans Holdings Co., Ltd.	1,300	23,585
	AEON Co., Ltd.	4,300	51,809
#	Aichi Steel Corp.	4,000	20,002
#	Aida Engineering, Ltd.	4,000	23,800
	Aioi Insurance Co., Ltd.	10,000	51,383
#	Aiphone Co., Ltd.	1,300	20,082
	Air Water, Inc.	2,000	20,800
	Aisin Seiki Co., Ltd.	2,100	83,648
	Ajinomoto Co., Inc.	10,000	120,200
	Alpine Electronics, Inc.	1,300	15,374
	Alps Electric Co., Ltd.	4,600	53,752
	Amada Co., Ltd.	10,000	75,174
#	Amano Corp.	1,700	19,600
	Anritsu Corp.	5,000	16,210
#	AOC Holdings, Inc.	2,200	22,895
	AOKI Holdings, Inc.	1,100	19,565
	Aoyama Trading Co., Ltd.	1,800	37,760
#	Ariake Japan Co., Ltd.	1,000	13,371
	Asahi Diamond Industrial Co., Ltd.	3,000	20,280
	Asahi Glass Co., Ltd.	2,000	22,780
	Asahi Kasei Corp.	7,000	38,523
#	Asatsu-Dk, Inc.	700	22,597
#	Asics Corp.	2,000	23,310
	Autobacs Seven Co., Ltd.	1,000	22,635
#	Bank of the Ryukyus, Ltd.	1,700	15,199
	Bank of Yokohama, Ltd.	14,000	90,822
	Benesse Corp.	1,000	40,901
	Bosch Corp.	4,000	16,623
	Bridgestone Corp.	2,800	46,063

13

	Brother Industries, Ltd.	4,000	$42,519
	Calsonic Kansei Corp.	6,000	24,725
	Canon Finetech, Inc.	1,300	16,312
	Canon Marketing Japan, Inc.	1,200	21,309
	Canon, Inc. Sponsored ADR	1,800	80,748
	Casio Computer Co., Ltd.	6,200	80,620
	Central Glass Co., Ltd.	4,000	17,661
#	Chiyoda Co., Ltd.	1,100	16,046
	Chofu Seisakusho Co., Ltd.	1,300	23,125
	Chubu Electric Power Co., Ltd.	1,800	45,341
	Chudenko Corp.	1,000	14,925
	Chugoku Marine Paints, Ltd.	2,000	16,164
	Chuo Mitsui Trust Holdings, Inc.	10,000	68,934
#	Citizen Holdings Co., Ltd.	7,900	66,339
	CKD Corp.	2,200	14,464
#	CMK Corp.	2,100	16,731
	Coca-Cola Central Japan Co., Ltd.	3	24,639
	Coca-Cola West Japan Co., Ltd.	1,500	32,589
	Comsys Holdings Corp.	2,000	16,210
	Corona Corp.	1,600	20,572
	Cosmo Oil Co., Ltd.	15,000	49,567
	Credit Saison Co., Ltd.	1,600	43,836
	CSK Holdings Corp.	1,000	25,116
	Dai Nippon Printing Co., Ltd.	10,000	157,705
	Dai Nippon Screen Mfg. Co., Ltd.	5,000	22,094
	Daicel Chemical Industries, Ltd.	8,000	45,063
#	Daido Steel Co., Ltd.	5,000	35,270
	Daifuku Co., Ltd.	2,000	26,315
	Daihatsu Motor Co., Ltd.	3,000	31,819
	Daikin Industries, Ltd.	700	31,498
#	Daikyo, Inc.	5,000	11,804
#	Daimei Telecom Engineering Corp.	2,000	16,014
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,092
	Dainippon Ink & Chemicals, Inc.	10,000	36,379
#	Daio Paper Corp.	3,000	21,617
	Daiwa House Industry Co., Ltd.	5,000	51,055
	Daiwa Securities Co., Ltd.	3,000	27,817
#	Daiwabo Co., Ltd.	8,000	19,938
	Denki Kagaku Kogyo Kabushiki Kaisha	7,000	23,390
#	Denki Kogyo Co., Ltd.	3,000	17,413
	Denso Corp.	2,200	82,129
	Dentsu, Inc.	24	55,404
#	Disco Corp.	400	18,799
	Don Quijote Co., Ltd.	1,000	16,016
	Dowa Holdings Co., Ltd.	2,000	13,951
	DyDo Drinco, Inc.	600	24,325
	East Japan Railway Co.	6	48,158
#	Ebara Corp.	6,000	17,095
#	Edion Corp.	1,800	17,701
	Electric Power Development Co., Ltd.	600	21,712
# *	Elpida Memory, Inc.	800	26,546
#	Ezaki Glico Co., Ltd.	2,000	21,491
#	FamilyMart Co., Ltd.	900	26,521
#	Fast Retailing Co., Ltd.	400	29,549
	Foster Electric Co., Ltd.	1,000	24,866

14

	FP Corp.	700	$18,526
	Fuji Electric Holdings Co., Ltd.	9,000	34,372
	Fuji Heavy Industries, Ltd.	15,000	65,437
	Fuji Oil Co., Ltd.	2,600	22,804
	Fuji Soft, Inc.	1,100	16,900
	FUJIFILM Holdings Corp.	3,300	123,743
	Fujikura, Ltd.	6,000	29,546
	Fujitsu, Ltd.	8,000	56,921
	Fukuoka Financial Group, Inc.	12,000	61,510
#	Fukuyama Transporting Co., Ltd.	5,000	18,302
#	Funai Electric Co., Ltd.	500	14,112
#	Furukawa Co., Ltd.	9,000	17,047
	Furukawa Electric Co., Ltd.	15,000	52,824
	Futaba Industrial Co., Ltd.	900	21,804
#	GEO Co., Ltd.	9	9,295
	Glory, Ltd.	1,000	22,725
	Godo Steel, Ltd.	6,000	19,136
#	GS Yuasa Corp.	10,000	24,779
#	Gunze, Ltd.	5,000	23,172
	H20 Retailing Corp.	4,000	28,754
	Hakuhodo Dy Holdings, Inc.	670	38,340
	Hamamatsu Photonics K.K.	700	21,191
	Hankyu Hanshin Holdings, Inc.	19,000	84,216
#	Hanwa Co., Ltd.	4,000	18,436
	Heiwa Corp.	1,800	18,097
	Heiwado Co., Ltd.	1,200	18,588
	Higashi-Nippon Bank, Ltd.	6,000	20,748
	Hino Motors, Ltd.	4,000	28,338
	Hirose Electric Co., Ltd.	200	21,191
	HIS Co., Ltd.	1,100	18,413
	Hitachi High-Technologies Corp.	1,900	37,038
	Hitachi Information Systems, Ltd.	1,000	19,642
	Hitachi Kokusai Electric, Inc.	2,000	22,580
	Hitachi Metals, Ltd.	2,000	27,965
#	Hitachi Plant Technologies, Ltd.	4,000	15,736
	Hitachi Software Engineering Co., Ltd.	1,100	26,013
	Hitachi Transport System, Ltd.	1,900	23,250
# *	Hitachi Zosen Corp.	10,500	10,576
	Hitachi, Ltd. Sponsored ADR	3,000	214,140
	Hokkaido Electric Power Co., Inc.	1,000	22,393
	Hokuhoku Financial Group, Inc.	17,000	48,067
	Hokuriku Electric Power Co., Inc.	1,000	22,268
	Hokuto Corp.	1,300	22,320
	Honda Motor Co., Ltd. Sponsored ADR	7,100	217,260
#	Hosiden Corp.	1,200	20,591
	House Foods Corp.	1,900	28,912
	IBJ Leasing Co., Ltd.	1,000	19,152
	Ichiyoshi Securities Co., Ltd.	2,200	22,906
#	Idec Corp.	1,300	15,457
	IHI Corp.	32,000	62,659
	Imperial Hotel, Ltd.	450	21,132
#	Inaba Denki Sangyo Co., Ltd.	600	21,416
	Inageya Co., Ltd.	2,000	17,427
	Isetan Co., Ltd.	4,600	54,647
*	Ishihara Sangyo Kaisha, Ltd.	13,000	29,141

15

#	ITO EN, Ltd.	1,000	$20,376
	Itochu Corp.	2,000	21,061
	Itochu Techno-Solutions Corp.	600	16,787
	Itochu-Shokuhin Co., Ltd.	700	20,541
#	Itoham Foods, Inc.	5,000	27,605
#	Izumi Co., Ltd.	1,400	20,078
	Izumiya Co., Ltd.	3,000	14,476
#	J Front Retailing Co., Ltd.	2,800	18,335
	Japan Digital Laboratory Co., Ltd.	1,600	20,443
	Japan Petroleum Exploration Co., Ltd.	300	20,931
	Japan Pulp & Paper Co., Ltd.	5,000	18,378
	Japan Radio Co., Ltd.	6,000	16,869
	JFE Holdings, Inc.	700	31,190
#	Joshin Denki Co., Ltd.	3,000	25,744
	JS Group Corp.	4,100	69,728
	JSR Corp., Tokyo	800	17,558
	JTEKT Corp.	1,100	19,488
	Juroku Bank, Ltd.	9,000	46,693
#	Kadokawa Holdings, Inc.	800	17,829
	Kaga Electronics Co., Ltd.	1,200	15,085
#	Kagome Co., Ltd.	1,300	22,523
	Kajima Corp.	24,000	74,487
	Kamigumi Co., Ltd.	7,000	52,814
	Kandenko Co., Ltd.	4,000	21,445
	Kaneka Corp.	8,000	55,658
*	Kanematsu Corp.	12,000	16,838
	Kansai Electric Power Co., Inc.	1,200	29,359
	Kansai Paint Co., Ltd.	6,000	43,183
	Kanto Auto Works, Ltd.	1,500	20,291
	Kao Corp.	1,000	30,788
	Katakura Industries Co., Ltd.	1,100	18,540
	Kawasaki Heavy Industries, Ltd.	5,000	12,038
	Kawasaki Kisen Kaisha, Ltd.	2,000	20,288
	KDDI Corp.	4	24,302
	Keihin Corp.	1,100	17,750
#	Keihin Electric Express Railway Co., Ltd.	4,000	27,252
	Keio Corp.	6,000	33,967
	Keisei Electric Railway Co., Ltd.	4,000	20,933
#	Kenedix, Inc.	12	15,857
#	Kenwood Corp.	15,000	16,243
	Keyence Corp.	200	46,666
	Kikkoman Corp.	4,000	46,186
	Kinden Corp.	3,000	27,963
#	Kintetsu Corp.	7,000	23,450
	Kitz Corp.	3,000	16,693
	Kiyo Holdings, Inc.	15,000	22,954
	Kobe Steel, Ltd.	10,000	31,179
	Kohnan Shoji Co., Ltd.	1,300	15,373
	Koito Manufacturing Co., Ltd.	2,000	26,213
	Kokuyo Co., Ltd.	2,300	18,807
	Komatsu, Ltd.	1,100	27,945
	Komori Corp.	1,000	20,869
	Konica Minolta Holdings, Inc.	1,500	21,251
	Kose Corp.	800	18,294
	Kubota Corp. Sponsored ADR	800	27,112

16

	Kurabo Industries, Ltd.	8,000	$16,887
	Kuraray Co., Ltd.	3,000	35,786
	Kureha Corp.	5,000	29,919
	Kuroda Electric Co., Ltd.	1,300	20,040
	Kyocera Corp. Sponsored ADR	900	72,936
	Kyowa Exeo Corp.	2,000	13,768
	Lawson, Inc.	900	34,401
	Leopalace21 Corp.	700	14,303
	Lintec Corp.	1,100	16,822
#	Lion Corp.	4,000	19,050
	Mabuchi Motor Co., Ltd.	700	35,136
#	Maeda Corp.	5,000	15,992
#	Maeda Road Construction Co., Ltd.	3,000	24,726
	Makino Milling Machine Co., Ltd.	2,000	14,226
	Maruha Nichiro Holdings, Inc.	12,000	17,556
	MARUI GROUP CO., Ltd.	6,900	70,675
#	Maruichi Steel Tube, Ltd.	1,200	35,626
#	Marusan Securities Co., Ltd.	2,100	19,062
	Matsushita Electric Industrial Co., Ltd.	13,000	273,798
	Matsushita Electric Works, Ltd.	5,000	49,632
#	Max Co., Ltd.	2,000	23,865
	Mazda Motor Corp.	4,000	16,298
	Meiji Dairies Corp.	8,000	45,856
#	Meiji Seika Kaisha, Ltd.	10,000	46,974
	Meitec Corp.	700	20,686
	Mikuni Coca-Cola Bottling Co., Ltd.	1,300	14,832
	Millea Holdings, Inc.	5,200	192,272
#	Minebea Co., Ltd.	5,000	32,030
	Ministop Co., Ltd.	800	15,279
#	MISUMI Group, Inc.	1,200	19,151
	Mitsubishi Chemical Holdings Corp.	5,000	33,820
	Mitsubishi Corp.	2,600	79,327
	Mitsubishi Electric Corp.	1,000	9,159
	Mitsubishi Estate Co., Ltd.	2,000	48,741
	Mitsubishi Heavy Industries, Ltd.	11,000	51,440
	Mitsubishi Logistics Corp.	4,000	47,136
	Mitsubishi Materials Corp.	8,000	37,376
*	Mitsubishi Motors Corp.	13,000	20,866
	Mitsubishi Paper Mills, Ltd.	10,000	18,709
	Mitsubishi UFJ Financial Group, Inc.	44,800	394,838
# *	Mitsubishi UFJ NICOS Co., Ltd.	11,000	30,301
	Mitsuboshi Belting, Ltd.	4,000	17,377
	Mitsui & Co., Ltd. Sponsored ADR	200	89,468
	Mitsui Chemicals, Inc.	6,000	42,544
	Mitsui High-Tec, Inc.	2,000	15,838
	Mitsui Mining and Smelting Co., Ltd.	14,000	51,225
	Mitsui Sumitoma Insurance Co., Ltd.	7,000	73,555
#	Mitsui-Soko Co., Ltd.	4,000	22,151
	Mitsukoshi, Ltd.	6,000	24,104
#	Miura Co., Ltd.	700	16,491
	Mizuho Financial Group, Inc.	9	37,215
	Mizuho Investors Securities Co., Ltd.	12,000	16,464
	Mizuho Trust & Banking Co., Ltd.	12,000	19,121
	Mizuno Corp.	4,000	26,030
#	Modec, Inc.	600	19,598

17

	Mori Seiki Co., Ltd.	1,100	$19,794
#	Morinaga & Co., Ltd.	10,000	21,355
	Morinaga Milk Industry Co., Ltd.	8,000	21,144
#	MOS Food Services, Inc.	1,500	21,125
	Murata Manufacturing Co., Ltd.	400	21,665
	Musashino Bank, Ltd.	1,000	40,698
	Nagase & Co., Ltd.	4,000	40,765
	Nagoya Railroad Co., Ltd.	9,000	28,588
	Namco Bandai Holdings, Inc.	4,900	60,602
	NEC Corp.	31,000	133,510
	Net One Systems Co., Ltd.	18	19,496
	Neturen Co., Ltd., Tokyo	1,500	15,636
#	NGK Spark Plug Co., Ltd.	4,000	62,528
	NHK Spring Co., Ltd.	4,000	31,095
	Nichirei Corp.	6,000	29,726
#	Nidec Sankyo Corp.	3,000	24,560
	Nifco, Inc.	900	19,339
#	Nihon Dempa Kogyo Co., Ltd.	400	13,326
	Nihon Nohyaku Co., Ltd.	3,000	20,833
	Nihon Parkerizing Co., Ltd.	2,000	27,877
	Nikon Corp.	1,000	28,010
	Nintendo Co., Ltd.	100	49,790
	Nippo Corp.	3,000	19,728
	Nippon Beet Sugar Manufacturing Co., Ltd.	9,000	19,409
	Nippon Chemi-Con Corp.	3,000	13,311
	Nippon Express Co., Ltd.	12,000	64,014
	Nippon Flour Mills Co., Ltd.	6,000	24,354
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	27,269
	Nippon Light Metal Co., Ltd.	10,000	15,436
	Nippon Meat Packers, Inc.	5,000	61,509
	Nippon Mining Holdings, Inc.	11,000	65,151
	Nippon Mitsubishi Oil Corp.	7,000	47,752
#	Nippon Paint Co., Ltd.	5,000	19,391
	Nippon Paper Group, Inc.	23	54,489
	Nippon Seiki Co., Ltd.	1,000	15,280
	Nippon Sheet Glass Co., Ltd.	10,000	46,756
	Nippon Shokubai Co., Ltd.	4,000	29,480
	Nippon Soda Co., Ltd.	5,000	17,390
	Nippon Steel Corp.	7,000	36,828
	Nippon Steel Trading Co., Ltd.	7,000	18,789
	Nippon Suisan Kaisha, Ltd.	5,500	21,094
	Nippon Telegraph & Telephone Corp. ADR	1,600	34,704
	Nippon Thompson Co., Ltd.	3,000	18,092
#	Nippon Yakin Kogyo Co., Ltd.	2,500	23,739
	Nipponkoa Insurance Co., Ltd.	11,000	89,064
	Nishimatsu Construction Co., Ltd.	7,000	17,812
	Nishi-Nippon Bank, Ltd.	11,000	28,664
	Nishi-Nippon Railroad Co., Ltd.	6,000	21,970
	Nissan Chemical Industries, Ltd.	2,000	22,800
	Nissan Motor Co., Ltd.	12,000	107,916
	Nissan Shatai Co., Ltd.	3,000	25,632
#	Nissay Dowa General Insurance Co., Ltd.	4,000	21,819
	Nisshin Seifun Group, Inc.	5,500	54,711
	Nisshin Steel Co., Ltd.	21,000	75,289
	Nisshinbo Industries, Inc.	5,000	52,406

18

	Nissin Food Products Co., Ltd.	1,400	$46,329
	Nitta Corp.	1,000	15,446
	Nittetsu Mining Co., Ltd.	3,000	19,752
	Nitto Boseki Co., Ltd.	6,000	12,236
	Nitto Denko Corp.	500	24,344
	Nitto Electric Works, Ltd.	1,400	16,105
	NOF Corp.	5,000	19,542
	Nohmi Bosai, Ltd.	3,000	19,918
	NOK Corp.	2,700	55,931
	Nomura Holdings, Inc. ADR	3,400	53,244
	Nomura Research Institute, Ltd.	600	17,089
	Nomura Securities Co., Ltd.	2,900	45,541
	Noritake Co., Ltd.	5,000	20,859
	Noritsu Koki Co., Ltd.	900	16,771
	NTN Corp.	4,000	29,757
	NTT Data Corp.	5	23,398
	NTT DoCoMo, Inc.	73	106,950
	Obayashi Corp.	16,000	76,535
#	Odakyu Electric Railway Co., Ltd.	3,000	19,617
	Oiles Corp.	1,000	20,859
	Oji Paper Co., Ltd.	13,000	54,644
	Okasan Holdings, Inc.	4,000	22,277
# *	Oki Electric Industry Co., Ltd.	13,000	23,225
	Okinawa Electric Power Co., Ltd.	400	15,931
	OKUMA Corp.	2,000	19,020
#	Okumura Corp.	4,000	17,104
	Omron Corp.	2,400	53,264
#	Onward Holdings Co., Ltd.	4,000	38,962
	Oriental Land Co., Ltd.	600	34,955
	Osaka Gas Co., Ltd.	8,000	32,099
	Parco Co., Ltd.	1,500	18,254
#	Paris Miki, Inc.	1,600	21,951
#	Pioneer Electronic Corp.	2,500	26,267
	Press Kogyo Co., Ltd.	5,000	19,513
	Q.P. Corp.	2,200	21,877
#	Rengo Co., Ltd.	4,000	21,625
# *	Renown, Inc.	2,700	10,651
	Resorttrust, Inc.	1,000	15,159
	RICOH Co., Ltd.	5,000	80,301
	Riken Corp.	4,000	16,485
#	Rinnai Corp.	900	27,833
	Rohm Co., Ltd.	1,600	116,697
	Roland Corp.	700	14,393
	Round One Corp.	9	10,316
#	Ryohin Keikaku Co., Ltd.	400	21,263
	Ryosan Co., Ltd.	1,000	23,876
	Sagami Railway Co., Ltd.	6,000	23,130
	Saizeriya Co., Ltd.	1,200	11,618
	Sakai Chemical Industry Co., Ltd.	3,000	12,372
	Sakata Seed Corp.	1,600	20,297
	Sanden Corp.	4,000	18,693
	Sanken Electric Co., Ltd.	4,000	23,566
#	Sanki Engineering Co., Ltd.	3,000	19,627
	Sankyo Co., Ltd.	900	48,094
	Sankyo-Tateyama Holdings, Inc.	12,000	15,325

19

#	Sankyu, Inc., Tokyo	4,000	$19,082
	Sanshin Electronics Co., Ltd.	1,500	17,037
	Sanwa Holdings Corp.	4,000	19,417
	Sanyo Chemical Industries, Ltd.	4,000	20,842
#	Sanyo Special Steel Co., Ltd.	3,000	18,165
	Sapporo Hokuyo Holdings, Inc.	8	62,454
#	Sasebo Heavy Industries Co., Ltd., Tokyo	3,000	11,970
#	Sato Corp.	1,100	12,963
	Secom Co., Ltd.	800	40,343
#	Sega Sammy Holdings, Inc.	4,588	50,620
	Seiko Epson Corp.	2,200	56,151
#	Seiko Holdings Corp.	4,000	19,787
	Seino Holdings Co., Ltd.	4,000	26,512
	Seiren Co., Ltd.	2,600	17,394
	Sekisui Chemical Co., Ltd.	12,000	84,170
	Sekisui House, Ltd.	5,000	51,732
#	Seven & I Holdings Co., Ltd.	3,700	92,002
	Sharp Corp., Osaka	2,000	36,395
	Shiga Bank, Ltd.	7,000	44,813
	Shikoku Bank, Ltd.	5,000	18,373
	Shima Seiki Manufacturing Co., Ltd.	400	17,435
#	Shimachu Co., Ltd.	1,000	25,851
	Shimano, Inc.	600	25,039
	Shimizu Corp.	10,000	47,843
	Shin-Etsu Chemical Co., Ltd.	500	26,983
	Shinko Electric Industries Co., Ltd.	700	9,988
	Shinko Plantech Co., Ltd.	1,300	17,299
	Shinko Securities Co., Ltd.	8,000	27,456
	Shinsei Bank, Ltd.	2,000	8,097
#	Shiseido Co., Ltd.	1,000	22,789
	Shizuoka Bank, Ltd.	9,000	95,027
#	Shochiku Co., Ltd.	3,000	19,812
	Showa Denko KK	6,000	21,350
	Showa Shell Sekiyu K.K.	2,300	23,334
	Sinanen Co., Ltd.	4,000	16,241
	SKY Perfect JSAT Corp.	35	10,346
	SMC Corp.	400	42,648
	SMK Corp.	3,000	17,657
#	Snow Brand Milk Products Co., Ltd.	7,000	17,769
	Sohgo Security Services Co., Ltd.	1,500	20,742
	Sompo Japan Insurance, Inc.	13,000	120,564
	Sony Corp. Sponsored ADR	4,600	217,166
#	Star Micronics Co., Ltd.	700	11,167
	Sumisho Computer Systems Corp.	1,200	22,574
	Sumitomo Bakelite Co., Ltd.	5,000	27,413
	Sumitomo Corp.	3,700	53,210
	Sumitomo Electric Industries, Ltd.	5,800	85,828
	Sumitomo Heavy Industries, Ltd.	2,000	15,951
	Sumitomo Light Metal Industries, Ltd.	9,000	12,155
	Sumitomo Metal Industries, Ltd., Osaka	5,000	21,180
	Sumitomo Metal Mining Co., Ltd.	1,000	21,038
	Sumitomo Mitsui Financial Group, Inc.	15	108,345
	Sumitomo Osaka Cement Co., Ltd.	11,000	22,383
	Sumitomo Realty & Development Co., Ltd.	1,000	17,066
	Sumitomo Rubber Industries, Ltd.	4,300	33,137

20

	Sumitomo Trust & Banking Co., Ltd.	6,000	$40,418
	Sumitomo Warehouse Co., Ltd.	4,000	19,293
	Suruga Bank, Ltd.	4,000	44,413
#	Suruga Corp.	1,000	11,128
	SWCC Showa Holdings Co., Ltd.	14,000	20,267
	T&D Holdings, Inc.	900	46,018
	Tadano, Ltd.	2,000	19,798
	Taiheiyo Cement Corp.	24,000	55,947
	Taiho Kogyo Co., Ltd.	1,300	16,667
	Taikisha, Ltd.	2,000	22,993
	Taisei Corp.	25,000	65,914
	Taiyo Nippon Sanso Corp.	3,000	26,741
	Taiyo Yuden Co., Ltd.	2,000	21,780
#	Takara Standard Co., Ltd.	4,000	17,087
	Takasago International Corp.	4,000	31,619
	Takasago Thermal Engineering Co., Ltd.	2,000	15,087
#	Takashimaya Co., Ltd.	7,000	77,309
#	Takuma Co., Ltd.	4,000	9,182
	TDK Corp. Sponsored ADR	1,000	70,190
	Teijin, Ltd.	7,000	27,122
	Tenma Corp.	1,200	17,636
	The 77 Bank, Ltd.	6,000	35,364
	The Aichi Bank, Ltd.	200	15,760
	The Akita Bank, Ltd.	5,000	21,249
	The Awa Bank, Ltd.	5,000	27,060
#	The Bank of Ikeda, Ltd.	500	14,192
	The Bank of Iwate, Ltd.	400	24,616
	The Bank of Kyoto, Ltd.	5,000	57,712
#	The Bank of Nagoya, Ltd.	4,000	22,948
	The Bank of Okinawa, Ltd.	600	20,700
	The Chiba Bank, Ltd.	12,000	76,320
# *	The Chiba Kogyo Bank, Ltd.	1,500	19,042
	The Chugoku Bank, Ltd.	5,000	67,674
	The Chugoku Electric Power Co., Ltd.	1,200	25,255
	The Chukyo Bank, Ltd.	7,000	19,661
# *	The Daiei, Inc.	2,650	16,840
	The Daisan Bank, Ltd.	7,000	23,809
	The Daishi Bank, Ltd.	8,000	30,325
	The Ehime Bank, Ltd.	6,000	20,581
	The Fuji Fire & Marine Insurance Co., Ltd.	6,000	16,901
	The Fukui Bank, Ltd.	7,000	19,755
#	The Gunma Bank, Ltd.	10,000	68,009
	The Hachijuni Bank, Ltd.	11,000	72,292
	The Higo Bank, Ltd.	5,000	29,118
	The Hiroshima Bank, Ltd.	13,000	64,018
	The Hokkoku Bank, Ltd.	7,000	31,222
	The Hokuetsu Bank, Ltd.	9,000	20,556
	The Hyakugo Bank, Ltd.	4,000	22,710
	The Hyakujishi Bank, Ltd.	4,000	19,621
	The Iyo Bank, Ltd.	7,000	68,445
#	The Japan General Estate Co., Ltd.	1,100	10,481
	The Japan Wool Textile Co., Ltd.	3,000	25,571
	The Joyo Bank, Ltd.	7,000	35,084
	The Kagawa Bank, Ltd.	4,000	23,002
	The Kagoshima Bank, Ltd.	3,000	20,821

21

#	The Kanto Tsukuba Bank, Ltd.	2,900	$15,411
	The Keiyo Bank, Ltd.	4,000	22,495
	The Michinoku Bank, Ltd.	7,000	20,711
	The Miyazaki Bank, Ltd.	5,000	20,546
	The Nanto Bank, Ltd.	5,000	22,190
	The Nisshin Oillio Group, Ltd.	5,000	16,299
	The Ogaki Kyoritsu Bank, Ltd.	4,000	22,026
	The Oita Bank, Ltd.	4,000	25,642
#	The San-in Godo Bank, Ltd.	3,000	24,298
	THK Co., Ltd.	3,000	56,647
#	TIS, Inc.	1,200	21,951
	TKC Corp.	1,100	20,436
	Toagosei Co., Ltd.	6,000	20,523
	Tobu Railway Co., Ltd.	6,000	28,687
	Tochigi Bank, Ltd.	4,000	23,480
#	Toda Corp.	6,000	26,094
	Toho Bank, Ltd.	5,000	20,092
#	Toho Co., Ltd.	1,700	39,373
#	Toho Gas Co., Ltd.	7,000	36,775
#	Toho Titanium Co., Ltd.	600	17,046
	Tohuku Electric Power Co., Inc.	2,100	48,184
	Tokai Carbon Co., Ltd.	2,000	17,037
	Tokushima Bank, Ltd.	3,000	16,543
	Tokuyama Corp.	4,000	29,788
	Tokyo Electric Power Co., Ltd	1,800	46,246
	Tokyo Gas Co., Ltd.	5,000	22,429
	Tokyo Ohka Kogyo Co., Ltd.	1,000	21,312
#	Tokyo Seimitsu Co., Ltd.	700	12,834
	Tokyo Steel Manufacturing Co., Ltd.	1,800	21,518
	Tokyo Style Co., Ltd.	2,000	18,971
	Tokyo Tatemono Co., Ltd.	3,000	20,329
	Tokyo Tomin Bank, Ltd.	700	15,669
#	Tokyu Construction Co., Ltd.	4,060	12,248
	Tokyu Corp.	4,000	23,168
	Tokyu Land Corp.	2,000	13,480
	Toppan Forms Co., Ltd.	2,100	22,360
	Toppan Printing Co., Ltd.	9,000	98,311
	Topre Corp.	2,200	20,213
	Topy Industries, Ltd.	7,000	18,892
	Toray Industries, Inc.	5,000	30,912
	Toshiba Corp.	4,000	30,003
	Toshiba TEC Corp.	4,000	25,086
#	Tosoh Corp.	4,000	14,306
#	TOTO, Ltd.	7,000	58,949
# *	Towa Bank, Ltd.	18,000	19,204
	Toyo Engineering Corp.	4,000	18,416
	Toyo Ink Manufacturing Co., Ltd.	6,000	20,854
	Toyo Kohan Co., Ltd.	4,000	19,777
	Toyo Seikan Kaisha, Ltd.	4,300	75,410
	Toyo Suisan Kaisha, Ltd.	1,000	16,300
	Toyo Tire & Rubber Co., Ltd.	4,000	11,031
	Toyobo Co., Ltd.	19,000	38,598
	Toyoda Gosei Co., Ltd.	600	21,708
	Toyota Auto Body Co., Ltd.	1,300	22,960
	Toyota Motor Corp. Sponsored ADR	2,600	282,230

22

	Toyota Tsusho Corp.	1,200	$30,464
#	Trans Cosmos, Inc.	1,200	15,302
	Trend Micro, Inc.	500	17,225
	Tsubakimoto Chain Co.	3,000	18,779
	TV Asahi Corp.	12	17,352
	Ube Industries, Ltd.	13,000	39,955
	Uni-Charm Corp.	400	29,233
	Uniden Corp.	3,000	18,643
#	Union Tool Co.	600	21,392
	Unitika, Ltd.	16,000	15,834
	UNY Co., Ltd.	6,000	47,784
	Urban Corp.	1,400	9,089
#	Ushio, Inc.	1,700	35,394
	USS Co., Ltd.	340	20,830
#	Wacoal Corp.	2,000	30,172
	West Japan Railway Co.	5	22,875
	Xebio Co., Ltd.	700	14,741
#	Yamada Denki Co., Ltd.	430	37,605
	Yamagata Bank, Ltd.	4,000	22,102
	Yamaguchi Financial Group, Inc.	6,000	66,338
	Yamaha Corp.	2,700	53,031
	Yamaha Motor Co., Ltd.	2,300	45,718
	Yamanashi Chuo Bank, Ltd.	4,000	23,008
	Yamatake Corp.	800	20,256
	Yamato Kogyo Co., Ltd.	600	25,249
	Yamato Transport Co., Ltd.	5,000	73,076
#	Yamazaki Baking Co., Ltd.	3,000	29,189
	Yaskawa Electric Corp.	2,000	22,007
	Yodogawa Steel Works, Ltd.	4,000	20,373
	Yokogawa Electric Corp.	3,300	34,298
	Yokohama Reito Co., Ltd.	3,000	21,519
	Yokohama Rubber Co., Ltd.	7,000	36,017
	Yoshimoto Kogyo Co., Ltd.	1,400	17,308
	Zensho Co., Ltd.	2,000	13,898
	Zeon Corp.	2,000	9,744

TOTAL — JAPAN			18,902,605

NETHERLANDS — (3.2%)
COMMON STOCKS — (3.2%)
	Aegon NV	23,569	351,988
	Arcadis NV	254	15,584
	ArcelorMittal	9,042	694,588
	ASM International NV	1,438	28,122
	ASML Holding NV	2,445	58,713
	Boskalis Westminster CVA	833	45,992
	Grontmij NV	332	11,179
#	Hagemeyer NV	10,351	75,434
#	Heijmans NV	372	13,639
	Hunter Douglas NV	327	18,987
#	Imtech NV	693	16,388
	ING Groep NV Sponsored ADR	3,800	126,578
	James Hardie Industries NV Sponsored ADR	600	16,524
	Kas Bank NV	70	2,730
*	Koninklijke Ahold NV	19,011	249,830

23

	Koninklijke Bam Groep NV	2,021	$44,319
	Koninklijke KPN NV	6,331	119,517
	Koninklijke Philips Electronics NV	10,051	392,134
	Nutreco Holding NV	612	43,537
	Oce NV	1,378	25,556
	Reed Elsevier NV Sponsored ADR	952	35,319
	SBM Offshore NV	2,086	67,250
	Smit Internationale NV	100	9,298
	Sns Reaal	3,557	74,942
#	Telegraaf Media Groep NV	853	30,905
	TKH Group NV	794	17,009
	Unilever NV	9,603	296,935
	USG People NV	783	17,609
	Vedior NV	2,998	75,091
	Wolters Kluwer NV	7,431	192,199

	TOTAL — NETHERLANDS		3,167,896

	NEW ZEALAND — (0.2%)
	COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	10,038	13,323
	Contact Energy, Ltd.	7,797	48,871
	Fletcher Building, Ltd.	2,183	16,623
	Infratil, Ltd.	8,810	16,415
	Infratil, Ltd. Issue 2007 Shares	1,762	1,944
	New Zealand Refining Co., Ltd.	3,517	21,055
	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	1,900	28,975
	Trustpower, Ltd.	2,795	16,760

	TOTAL — NEW ZEALAND		163,966

	NORWAY — (0.7%)
	COMMON STOCKS — (0.7%)
	Aker Kvaerner ASA	750	17,818
	DNB Nor ASA Series A	6,800	99,468
*	Ementor ASA	2,400	15,908
#	Leroy Seafood Group ASA	900	18,668
#	Norsk Hydro ASA Sponsored ADR	3,400	48,690
	Orkla ASA	7,600	94,476
	Petroleum Geo Services ASA	700	16,792
#	Prosafe ASA	3,000	51,386
*	Renewable Energy Corp. ASA	400	9,783
# *	Sevan Marine ASA	3,200	40,690
	StatoilHydro ASA Sponsored ADR	3,931	120,053
	Storebrand ASA	5,600	43,321
	Tandberg ASA Series A	900	13,151
	Yara International ASA	1,500	83,754
	TOTAL COMMON STOCKS		673,958

	RIGHTS/WARRANTS — (0.0%)
*	Storebrand ASA Rights 12/10/07	5,600	14,984

	TOTAL — NORWAY		688,942

24

	PORTUGAL — (0.3%)
	COMMON STOCKS — (0.3%)
	Banco BPI SA	3,833	$18,353
	Banco Comercial Portugues SA	9,325	26,863
	Banco Espirito Santo SA	3,652	65,830
	Brisa SA	3,774	56,865
	Cimpor Cimentos de Portugal SA	3,517	29,333
	Energias de Portugal SA	9,374	54,817
*	Sonae Capital SGPS SA	1,744	3,998
*	Sonae Industria SGPS SA	1,680	12,056
	Sonae SGPS SA	13,955	25,363
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	1,501	18,613

	TOTAL — PORTUGAL		312,091

	SINGAPORE — (1.1%)
	COMMON STOCKS — (1.1%)
	Allgreen Properties, Ltd.	19,000	17,076
	Cerebos Pacific, Ltd.	8,000	22,554
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	2,800	14,728
	City Developments, Ltd.	5,000	41,964
	Comfortdelgro Corp., Ltd.	21,000	23,487
	DBS Group Holdings, Ltd.	7,000	85,223
	Delong Holdings, Ltd.	10,000	23,581
	Guocoland, Ltd.	9,000	26,739
	Hotel Properties, Ltd.	7,000	15,903
	Hyflux, Ltd.	8,000	18,631
	Jardine Cycle & Carriage, Ltd.	4,000	60,285
	Keppel Corp., Ltd.	3,000	22,605
	Keppel Land, Ltd.	5,000	20,774
	Keppel Telecommunications and Transportation, Ltd.	6,000	20,835
	Kim Eng Holdings, Ltd.	13,000	20,347
	Neptune Orient Lines, Ltd.	11,000	24,039
	Overseas Chinese Banking Corp., Ltd.	12,000	64,734
	SembCorp Industries, Ltd.	14,000	47,073
	SembCorp Marine, Ltd.	8,400	21,512
	Singapore Airlines, Ltd.	8,600	93,284
	Singapore Land, Ltd.	4,000	19,942
	Singapore Petroleum Co., Ltd.	4,000	19,551
	Singapore Press Holdings, Ltd.	22,000	68,554
	Singapore Technologies Engineering, Ltd.	9,000	21,761
	Singapore Telecommunications, Ltd.	13,000	35,175
	Tat Hong Holdings, Ltd.	10,000	15,377
	United Industrial Corp., Ltd.	23,000	48,753
	United Overseas Bank, Ltd.	6,000	76,076
	UOB-Kay Hian Holdings, Ltd.	12,000	17,284
	UOL Group, Ltd.	16,000	43,740
	Venture Corp., Ltd.	4,000	28,841
	WBL Corp., Ltd.	8,000	27,123
	Wheelock Properties (S), Ltd.	13,000	17,385

	TOTAL — SINGAPORE		1,124,936

25

SPAIN — (3.2%)
COMMON STOCKS — (3.2%)
	Abengoa SA	505	$17,255
	Abertis Infraestructuras SA	1,433	45,221
	Acciona SA	375	95,264
	Acerinox SA	2,336	58,614
	Actividades de Construccion y Servicios SA	1,262	64,455
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	18,100	371,231
#	Banco de Sabadell SA	15,749	145,070
	Banco de Valencia SA	800	42,422
	Banco Espanol de Credito SA	1,229	21,032
	Banco Guipuzcoano SA	1,527	24,608
	Banco Pastor SA	1,452	21,768
#	Banco Popular Espanol SA	11,125	174,225
#	Banco Santander SA Sponsored ADR	40,500	720,090
	Bankinter SA	1,638	24,170
	Cia Espanola de Petroleous SA	1,110	115,221
	Construcciones y Auxiliar de Ferrocarriles SA	22	9,423
	Enagas SA	2,468	74,233
	Fomento de Construcciones y Contratas SA	599	36,118
	Gamesa Corporacion Tecnologica SA	707	28,797
	Gas Natural SDG SA	762	46,172
	Gestevision Telecinco SA	837	17,813
	Grupo Empresarial Ence SA	2,018	17,376
	Grupo Ferrovial SA	572	37,433
	Iberdrola SA	8,892	128,425
	Indra Sistemas SA	974	27,069
	Industria de Diseno Textil SA	424	21,859
	La Seda de Barcelona SA	11,551	20,820
*	NH Hoteles SA	1,365	18,702
	Obrascon Huarte Lain SA	479	16,030
	Promotora de Informaciones SA	1,912	26,581
	Prosegur Cia de Seguridad SA	514	19,646
	Red Electrica de Espana SA	954	59,519
	Repsol YPF SA Sponsored ADR	7,300	251,923
	Service Point Solutions SA (B07NKR8)	6,224	21,764
*	Service Point Solutions SA (B2PKK19)	207	737
*	Sogecable SA	504	21,145
	Sol Melia SA	953	14,302
	SOS Cuetara SA	1,043	22,790
	Telefonica SA Sponsored ADR	1,900	164,806
	Tubacex SA	1,844	17,199
	Union Fenosa SA	464	30,572
	Viscofan SA	830	17,653
	Zardoya Otis SA	980	24,412

TOTAL — SPAIN			3,133,965

SWEDEN — (2.7%)
COMMON STOCKS — (2.7%)
	Alfa Laval AB	525	28,192
	Angpanneforeningen AB Series B	700	16,420
	Assa Abloy AB Series B	4,800	85,950
	Atlas Copco AB Series A	3,000	46,625
	Atlas Copco AB Series B	1,800	25,594
	B&B Tools AB	600	16,835

26

	Bilia AB Series A	1,300	$19,438
	Boliden AB	8,001	91,494
	Electrolux AB Series B	2,400	38,508
	Eniro AB	2,578	19,417
	Haldex AB	1,000	17,762
	Hennes & Mauritz AB Series B	1,050	58,893
	Hoganas AB Series B	900	19,220
#	Holmen AB Series B	1,500	51,553
*	Husqvarna AB Series A	1,700	18,580
#	Husqvarna AB Series B	2,400	26,111
	JM AB	1,200	25,592
*	LBI International AB	2,800	15,608
# *	Lundin Petroleum AB	6,000	78,134
	Modern Times Group AB Series B	450	29,411
	NCC AB Series B	1,600	42,048
	Nordea Bank AB	17,701	266,160
	Sandvik AB	3,993	67,330
	Scania AB Series B	1,500	36,188
	Securitas AB Series B	3,324	39,999
	Skandinaviska Enskilda Banken AB Series A	6,914	172,259
	Skanska AB Series B	9,455	182,192
	SKF AB Series B	1,600	29,427
	Skistar AB	883	14,403
	SSAB Svenskt Stal AB Series A	700	19,600
	SSAB Svenskt Stal AB Series B	700	17,781
	Svenska Cellulosa AB Series B	9,217	151,294
	Svenska Handelsbanken AB Series A	7,472	208,161
*	Swedbank AB Series A	5,862	158,437
	Tele2 AB Series B	5,001	87,901
	Telefonaktiebolaget LM Erricson Sponsored ADR	6,900	148,350
	TeliaSonera AB	16,349	130,248
	Trelleborg AB Series B	1,400	25,060
	Volvo AB Series A	2,200	32,512
	Volvo AB Series B	6,532	96,975

TOTAL — SWEDEN			2,655,662

SWITZERLAND — (5.7%)
COMMON STOCKS — (5.7%)
#	A. Hiestad Holding AG	9	15,513
	ABB, Ltd. Sponsored ADR	6,500	162,760
	Adecco SA	1,853	96,963
	Allreal Holding AG	202	26,538
*	Ascom Holding AG	1,836	21,183
	Baloise-Holding AG	1,560	140,694
	Bank Sarasin & Cie Series B	7	31,393
	Banque Cantonale Vaudoise	54	27,894
	Barry Callebaut AG	34	29,087
	Berner Kantonalbank	107	23,763
	BKW FMB Energie AG	158	19,289
	Bobst Group AG	277	19,784
	Bucher Industries AG	173	43,887
	Ciba Specialty Chemicals AG	1,325	53,001
	Clariant AG	6,413	54,901
	Compagnie Financiere Richemont AG Series A	6,895	399,142

27

	Credit Suisse Group Sponsored ADR	2,400	$117,408
	Daetwyler Holding AG	297	21,180
*	Dufry Group	227	19,536
*	Efg International	1,159	38,937
	Ems-Chemie Holding AG	265	39,006
	Flughafen Zuerich AG	73	30,539
#	Forbo Holding AG	50	25,052
	George Fisher AG	108	53,884
	Givaudan SA	172	172,456
	Gurit Holding AG	16	12,219
	Helvetia Holding AG	150	57,020
	Holcim, Ltd.	3,569	363,946
	Jelmoli Holding AG	13	33,238
	Julius Baer Holdings, Ltd. AG	1,643	121,298
	Kuoni Reisen Holding AG	48	22,504
	Lindt & Spruengli AG	1	35,536
	Nestle SA	1,723	822,368
*	Panalpina Welttransport Holding AG	158	26,511
	PubliGroupe SA	62	19,676
	Rieters Holdings AG	124	50,021
	Romande Energie Holding SA	7	16,246
	Schweizerische National Versicherungs Gesellschaft	26	20,308
	SGS SA	40	53,725
	Sika AG	34	62,897
	St. Galler Kantonalbank	70	32,713
	Sulzer AG	46	52,805
#	Swatch Group AG	139	40,800
	Swiss Life Holding	1,010	253,170
#	Swiss Re	5,759	461,604
	Syngenta AG ADR	5,800	332,456
	UBS AG	7,178	234,208
	Valiant Holding AG	297	53,171
	Valora Holding AG	83	19,308
	Vontobel Holdings AG	600	21,215
	Zurich Financial SVCS AG	2,353	735,574

TOTAL — SWITZERLAND			5,638,327

UNITED KINGDOM — (17.1%)
COMMON STOCKS — (17.1%)
	Aberdeen Asset Management P.L.C.	16,024	42,392
	Aga Foodservice Group P.L.C.	2,291	13,960
	Aggreko P.L.C.	1,979	22,970
	Alliance & Leicester P.L.C.	2,461	27,294
	Amec P.L.C.	3,246	49,516
	Amlin P.L.C.	11,960	65,374
	Anglo American P.L.C.	3,516	223,172
	Antofagasta P.L.C.	2,036	32,450
	ARM Holdings P.L.C. Sponsored ADR	7,300	39,347
	Arriva P.L.C.	5,063	68,169
	Ashtead Group P.L.C.	14,650	22,050
	Associated British Foods P.L.C.	5,660	94,839
	Atkins WS P.L.C.	1,777	38,695
*	Autonomy Corp. P.L.C.	1,503	27,958
	Aveva Group P.L.C.	1,057	20,619

28

	Aviva P.L.C.	34,218	$412,443
	Babcock International Group P.L.C.	2,688	30,110
	BAE Systems P.L.C.	38,606	367,489
	Balfour Beatty P.L.C.	6,343	55,657
#	Barclays P.L.C. Sponsored ADR	13,100	492,167
	Barratt Developments P.L.C.	7,997	64,700
	BBA Aviation P.L.C.	10,521	38,281
	Beazley Group P.L.C.	9,108	29,073
	Bellway P.L.C.	2,995	47,141
	BG Group P.L.C.	2,990	70,477
	BG Group P.L.C. Sponsored ADR	1,400	165,980
	BHP Billiton P.L.C. ADR	3,200	205,760
	Bodycote International P.L.C.	8,462	31,325
	BP P.L.C. Sponsored ADR	18,900	1,226,043
	Bradford & Bingley P.L.C.	11,247	49,524
	Brewin Dolphin Holdings P.L.C.	4,630	14,556
	Brit Insurance Holdings P.L.C.	8,280	38,045
	British Energy Group P.L.C.	4,040	45,006
	British Sky Broadcasting Group P.L.C. Sponsored ADR	1,200	53,724
	Britvic P.L.C.	2,726	17,925
	BSS Group P.L.C.	3,111	22,287
	BT Group P.L.C. Sponsored ADR	2,400	108,648
	Bunzl P.L.C.	3,184	43,758
	Burberry Group P.L.C.	3,637	30,202
	Cable and Wireless P.L.C.	21,206	74,091
	Cadbury Schweppes P.L.C. Sponsored ADR	3,100	139,035
*	Cairn Energy P.L.C.	1,905	102,206
	Capita Group PLC	2,990	38,742
	Carillion P.L.C.	4,655	34,380
	Carnival P.L.C. ADR	2,700	106,299
	Carphone Warehouse Group P.L.C.	5,939	35,988
	Centrica P.L.C.	14,387	91,857
*	Charter P.L.C.	1,956	31,884
	Chloride Group P.L.C.	5,862	20,829
	Close Brothers Group P.L.C.	2,264	29,404
	Cobham P.L.C.	11,022	39,652
	Compass Group P.L.C.	24,559	158,299
	Cookson Group P.L.C.	1,890	22,245
	Croda International P.L.C.	1,405	16,819
*	CSR P.L.C.	2,830	17,862
	Daily Mail & General Trust P.L.C. Series A	2,523	23,326
	Dairy Crest Group P.L.C.	2,589	27,026
*	Dana Petroleum P.L.C.	2,138	56,280
	Davis Service Group P.L.C.	4,657	46,086
	De La Rue P.L.C.	1,754	31,378
	Dignity P.L.C.	672	9,694
	Domino Printing Sciences P.L.C.	2,941	17,797
	Drax Group P.L.C.	4,837	55,469
	DS Smith P.L.C.	10,291	32,226
	DSG International P.L.C.	49,297	61,623
	Emap P.L.C.	1,813	33,098
	Enodis P.L.C.	5,319	16,963
	Enterprise Inns P.L.C.	11,823	97,068
	Experian Group, Ltd.	4,419	37,148
	Expro International Group P.L.C.	2,357	58,536

29

	Fenner P.L.C.	3,512	$17,933
	Filtrona P.L.C.	4,670	17,489
	Findel P.L.C.	1,414	14,380
	Firstgroup P.L.C.	1,786	20,390
	FKI P.L.C.	15,390	22,131
	G4S P.L.C.	31,351	135,206
*	Galiform P.L.C.	7,492	12,193
	Game Group P.L.C.	10,090	37,177
	GKN P.L.C.	19,127	99,667
	Go-Ahead Group P.L.C.	487	17,314
	Halfords Group P.L.C.	4,424	24,645
	Halma P.L.C.	3,807	15,673
	Hays P.L.C.	7,814	16,799
	HBOS P.L.C.	6,104	72,534
	Helphire P.L.C.	2,631	8,936
	Henderson Group P.L.C.	12,095	24,241
	Home Retail Group	5,486	28,023
	Homeserve P.L.C.	565	22,095
	HSBC Holdings P.L.C. Sponsored ADR	15,600	1,173,900
	Hunting P.L.C.	2,655	40,627
	Huntsworth P.L.C.	9,410	13,553
	ICAP P.L.C.	5,091	63,390
	IG Group Holdings P.L.C.	3,367	23,253
	IMI P.L.C.	7,064	54,052
	Informa P.L.C.	4,467	30,464
	Inmarsat P.L.C.	3,198	31,234
	Innovation Group P.L.C.	28,710	18,340
	International Power P.L.C.	16,768	125,975
	Interserve P.L.C.	2,216	18,807
	Intertek Group P.L.C.	2,205	39,114
*	Invensys P.L.C.	5,798	29,329
	ITV P.L.C.	41,230	54,496
	Jardine Lloyd Thompson Group P.L.C.	2,600	18,554
	JJB Sports P.L.C.	5,642	13,628
	JKX Oil and Gas P.L.C.	3,242	29,568
	John Wood Group P.L.C.	5,060	41,347
	Johnson Matthey P.L.C.	859	33,024
	Johnston Press P.L.C.	4,862	18,514
	Kazakhmys P.L.C.	2,728	83,097
	Keller Group P.L.C.	1,423	16,764
	Kingfisher P.L.C.	37,567	96,975
	Laird Group P.L.C.	4,593	45,108
	Legal and General Group P.L.C.	91,449	224,993
	Lloyds TSB Group P.L.C. Sponsored ADR	1,200	42,984
	London Stock Exchange Group P.L.C.	1,107	29,686
	Lonmin P.L.C.	640	41,756
	Low & Bonar P.L.C.	7,100	16,629
	Man Group P.L.C.	6,662	68,240
	Marks & Spencer Group P.L.C.	6,969	55,242
	Marshalls P.L.C.	2,962	15,636
	Meggitt P.L.C.	17,826	98,289
	Michael Page International P.L.C.	4,900	27,114
	Millennium and Copthorne Hotels P.L.C.	3,861	30,794
	Misys P.L.C.	5,545	16,330
	Mitie Group P.L.C.	7,518	38,310

30

	Morgan Crucible Co. P.L.C.	3,198	$13,135
	Morgan Sindall P.L.C.	778	16,747
	National Express Group P.L.C.	1,032	23,088
	National Grid P.L.C. Sponsored ADR	1,200	87,120
	Next P.L.C.	604	15,318
	Northern Foods P.L.C.	9,001	16,060
	Northgate P.L.C.	1,850	24,248
	Northumbrian Water Group P.L.C.	6,594	45,701
*	Novae Group P.L.C.	26,398	18,149
	Old Mutual P.L.C.	53,126	131,225
	Pearson P.L.C. Sponsored ADR	12,900	170,796
	Pennon Group P.L.C.	3,850	48,746
	Persimmon P.L.C.	6,696	97,287
	Premier Foods P.L.C.	7,370	13,366
	Prudential P.L.C. ADR	6,900	166,842
	Punch Taverns P.L.C.	7,220	91,903
	Rathbone Brothers P.L.C.	754	14,420
	Reed Elsevier P.L.C. Sponsored ADR	1,125	56,317
	Regus Group P.L.C.	13,221	22,119
	Rentokil Initial P.L.C.	20,074	33,065
	Rexam P.L.C.	10,239	89,135
	Rio Tinto P.L.C. Sponsored ADR	500	227,225
*	Rolls-Royce Group P.L.C.	20,960	179,683
	Rotork P.L.C.	944	18,500
	Royal & Sun Alliance Insurance Group P.L.C.	20,687	53,930
	Royal Bank of Scotland Group P.L.C.	19,007	143,702
	Royal Dutch Shell P.L.C. ADR	19,700	1,379,788
	RPS Group P.L.C.	5,472	32,090
	Sage Group P.L.C.	26,274	102,427
	Schroders P.L.C.	1,838	34,703
	Schroders P.L.C. Non-Voting	871	14,599
	Scottish & Southern Energy P.L.C.	3,532	103,278
	Senior P.L.C.	9,084	17,827
	Serco Group P.L.C.	7,105	61,074
	Severfield-Rowen P.L.C.	1,606	9,922
	Severn Trent P.L.C.	1,705	47,858
	Shanks Group P.L.C.	8,224	37,278
	SIG P.L.C.	3,444	56,666
#	Signet Group P.L.C. Sponsored ADR	4,500	54,765
	Smiths Group P.L.C.	2,834	55,670
*	Soco International P.L.C.	876	33,673
	Spectris P.L.C.	2,815	43,685
	Speedy Hire P.L.C.	1,158	18,112
	Spirax-Sarco Engineering P.L.C.	1,500	27,885
*	Spirent Communications P.L.C.	14,098	16,193
	ST Modwen Properties P.L.C.	2,368	22,796
	St. Jame’s Place P.L.C.	4,098	21,467
	Stagecoach Group P.L.C.	11,463	56,855
	Standard Chartered P.L.C.	8,642	284,720
	Tate & Lyle P.L.C.	3,392	35,123
	Taylor Wimpey P.L.C.	25,742	87,107
	Tesco P.L.C.	20,783	164,235
	The Weir Group P.L.C.	4,491	68,708
	Tomkins P.L.C. Sponsored ADR	2,300	31,027
	Travis Perkins P.L.C.	3,041	65,009

31

	Trinity Mirror P.L.C.	7,656	$43,020
	Tullow Oil P.L.C.	2,938	36,420
*	UK Coal P.L.C.	3,777	34,217
	Ultra Electronics Holdings P.L.C.	795	18,843
	Umeco P.L.C.	1,615	18,020
	Unilever P.L.C. Sponsored ADR	6,900	217,212
	United Business Media P.L.C.	5,369	56,563
	United Utilities P.L.C.	2,542	34,808
	Vedanta Resources P.L.C.	544	23,403
	Vodafone Group P.L.C. Sponsored ADR	34,900	1,124,827
	VT Group P.L.C.	2,055	27,000
	WH Smith P.L.C.	4,579	33,866
	Whitbread P.L.C.	2,547	63,732
	William Morrison Supermarkets P.L.C.	34,087	199,819
	Wincanton P.L.C.	2,286	16,412
	Wolseley P.L.C. ADR	2,900	35,853
	WPP Group P.L.C. Sponsored ADR	2,500	148,925
	WSP Group P.L.C.	1,365	14,669
	Xstrata P.L.C.	4,543	354,400
	Yell Group P.L.C.	12,406	53,516

TOTAL — UNITED KINGDOM			16,796,270

	Face Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $260,000 FHLMC 6.275% (r), 09/01/36, valued at $214,506) to be repurchased at $208,051	$208	208,000

SECURITIES LENDING COLLATERAL — (10.1%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $12,010,290 FHLMC, rates ranging from 5.164%(r) to 7.000%, maturities ranging from 11/01/33 to 09/01/37; FNMA 4.696%(r), 09/01/35; & GNMA 5.500%, 05/15/34, valued at $10,077,789) to be repurchased at $9,882,803	9,880	9,880,185

TOTAL INVESTMENTS - (100.0%)
(Cost $107,907,937) ##		$98,290,618

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$25,447,351
Level 2 – Other Significant Observable Inputs	72,843,267
Level 3 – Significant Unobservable Inputs	—
Total	$98,290,618

32

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULES OF INVESTMENTS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA One-Year Fixed Income Series of
The DFA Investment Trust Company	325,271,273	$3,252,712,730
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,236,983,410)##		$3,252,712,730

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,252,712,730
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$3,252,712,730

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA Two-Year Global Fixed Income Series of
The DFA Investment Trust Company	304,659,443	$3,165,411,613
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $3,063,584,335)##		$3,165,411,613

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,165,411,613
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$3,165,411,613

1

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
AGENCY OBLIGATIONS — (28.1%)
Federal Home Loan Bank Discount Notes
2.660%, 03/04/08	$80,000	$79,994,640
2.660%, 03/05/08	32,000	31,995,744
2.700%, 03/28/08	90,000	89,849,970
2.701%, 03/28/08	62,000	61,896,646
2.800%, 04/16/08	80,000	79,755,520
TOTAL AGENCY OBLIGATIONS		343,492,520

U.S. TREASURY OBLIGATIONS — (71.4%)
U.S. Treasury Notes
4.875%, 06/30/12	154,500	170,432,813
4.625%, 07/31/12	242,300	264,920,886
4.375%, 08/15/12	71,200	77,307,607
4.125%, 08/31/12	226,200	242,670,074
4.250%, 09/30/12	110,000	118,653,920
TOTAL U.S. TREASURY OBLIGATIONS		873,985,300

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $8,055,000 FNMA 6.50%, 08/01/36, valued at $7,029,726) to be repurchased at $6,922,696	6,921	6,921,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,213,544,109)##		$1,224,398,820

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$1,224,398,820
Level 3 – Significant Unobservable Inputs	—
Total	$1,224,398,820

1

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)

AUSTRIA — (6.1%)
BONDS — (6.1%)
Austria Government International Bond
(f) 3.000%, 08/21/09	30,800	$29,740,857
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	9,062,000	89,007,088
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	10,546,000	103,543,570
TOTAL — AUSTRIA		222,291,515

BELGIUM — (2.5%)
BONDS — (2.5%)
Belgium, Kingdom of
5.750%, 03/28/08	60,000	91,135,327

CANADA — (0.8%)
BONDS — (0.8%)
Ontario, Province of
(j) 1.875%, 01/25/10	2,910,000	28,600,687

DENMARK — (0.9%)
BONDS — (0.9%)
Kommunekredit
(f) 3.000%, 11/19/08	33,000	31,732,431

FRANCE — (4.1%)
BONDS — (4.1%)
Caisse D’Amortissement de la Dette Sociale SA
(t) 5.220%, 05/29/08	7,581	7,007,715
Dexia Municipal Agency
(f) 4.000%, 03/08/10	18,000	17,791,600
Government of France
5.250%, 04/25/08	54,000	82,105,086
IXIS- CIB
2.750%, 06/26/08	12,100	18,276,676
Total Capital SA
(f) 2.375%, 10/01/09	15,000	14,347,410
(f) 1.625%, 07/12/11	9,650	8,973,541
TOTAL — FRANCE		148,502,028

1

GERMANY — (9.5%)
BONDS — (9.5%)
	Bayerische Landesbank
(f)	3.125%, 02/10/09	8,000	$7,708,009
(j)	1.000%, 09/20/10	2,950,000	28,457,121
	Bundesrepublik Deutschland
	4.125%, 07/04/08	36,200	54,984,761
	Kreditanstalt fuer Wiederaufbau
	2.375%, 09/01/08	5,800	8,732,958
(s)	3.750%, 01/28/09	15,560	2,500,691
(j)	1.750%, 03/23/10	750,000	7,369,752
(j)	1.850%, 09/20/10	7,580,000	74,862,295
	Landesbank Banden-Wurttemberg
(t)	5.130%, 09/24/08	10,370	9,503,570
	3.625%, 10/15/08	12,272	18,541,079
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	40,000	60,455,260
(t)	5.000%, 08/11/08	8,000	7,341,961
	Norddeutsche Landesbank Girozentrale AG
(j)	0.900%, 02/08/10	6,700,000	64,640,586
TOTAL — GERMANY			345,098,043

JAPAN — (3.0%)
BONDS — (3.0%)
	Japan Finance Corp. for Municipal Enterprises
	1.550%, 02/21/12	10,968,000	108,717,278

NETHERLANDS — (2.9%)
BONDS — (2.9%)
	Nederlandse Waterschapsbank NV
(f)	3.500%, 10/29/09	3,000	2,923,705
	Rabobank Nederland
(s)	2.250%, 05/08/09	37,000	5,840,457
(j)	0.800%, 02/03/11	10,185,000	97,707,374
TOTAL — NETHERLANDS			106,471,536

NORWAY — (3.0%)
BONDS — (3.0%)
	Eksportfinans
(e)	3.500%, 04/16/08	6,096	9,244,190
(f)	2.000%, 03/17/09	17,000	16,194,514
(j)	1.800%, 06/21/10	7,298,000	71,760,365
	Kommunalbanken
(t)	5.010%, 05/28/08	14,500	13,402,842
TOTAL — NORWAY			110,601,911

SPAIN — (0.8%)
BONDS — (0.8%)
	Instituto de Credito Oficial
(j)	1.500%, 09/20/12	2,980,000	29,389,271

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.9%)
BONDS — (2.9%)
	African Development Bank
(f)	1.500%, 04/11/08	4,000	3,835,235
(j)	1.950%, 03/23/10	1,000,000	9,827,826

2

	European Investment Bank
(j)	1.250%, 09/20/12	9,475,000	$92,359,954
	Oresundsbro Konsortiet
(s)	6.000%, 04/20/09	9,000	1,481,383
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			107,504,398

SWEDEN — (1.7%)
BONDS — (1.7%)
	Kommuninvest
(t)	5.200%, 04/28/08	9,500	8,803,429
(t)	5.140%, 10/30/08	6,090	5,566,846
(t)	5.050%, 02/24/09	11,650	10,564,517
	4.100%, 05/11/09	156,000	25,157,767
(f)	2.250%, 12/14/09	9,260	8,851,712
	Svensk Exportkredit AB
(d)	5.375%, 10/15/09	6,790	1,409,975
TOTAL — SWEDEN			60,354,246

SWITZERLAND — (0.2%)
BONDS — (0.2%)
	UBS AG
	0.875%, 12/29/09	6,700	6,163,897

UNITED KINGDOM — (1.7%)
BONDS — (1.7%)
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	61,500	57,739,033
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	2,500	4,964,942
TOTAL — UNITED KINGDOM			62,703,975

UNITED STATES — (59.3%)
BONDS — (25.7%)
	American Express Credit Floating Rate Note
(r)	5.858%, 04/06/09	20,000	19,643,800
	American International Group, Inc.
(j)	1.400%, 04/03/12	5,000,000	45,198,816
	Bank of America Corp.
(e)	3.625%, 03/03/08	17,600	26,719,296
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	90,000	89,182,710
	General Electric Capital Corp.
(s)	3.250%, 01/28/10	37,640	5,934,803
(j)	1.450%, 11/10/11	10,283,000	98,598,024
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	80,000	79,393,840
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	46,600	46,712,632
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	87,900	87,803,310
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,751,510
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	47,900	47,699,586

3

Toyota Motor Credit Corp.
(t) 4.940%, 09/22/08	7,000	$6,406,244
(j) 0.550%, 06/30/10	4,423,000	42,219,619
(j) 1.300%, 03/16/12	6,490,000	63,299,396
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	95,000	94,707,210
Wells Fargo Bank & Co. Floating Rate Note
(r) 5.380%, 09/23/09	90,000	90,132,030
TOTAL BONDS		933,402,826

COMMERCIAL PAPER — (17.0%)
Allianz Finance Corp.
3.030%, 03/18/08	31,350	31,301,721
Archer-Daniels-Midland Co.
2.930%, 03/27/08	89,100	88,892,174
2.990%, 04/01/08	12,000	11,966,869
AstraZeneca P.L.C.
4.270%, 03/06/08	12,000	11,993,880
Caisse Centrale Desjardins Du Quebec
3.010%, 05/23/08	22,600	22,440,008
Electricite de France
4.400%, 03/03/08	25,000	24,993,625
ING America Insurance Holdings
3.000%, 03/13/08	61,000	60,932,266
KFW International Finance, Inc.
3.000%, 03/10/08	18,000	17,984,660
Kreditanstalt fuer Wiederaufbau
2.970%, 03/06/08	12,000	11,992,837
National Rural Utilities
2.940%, 03/07/08	64,700	64,661,128
3.050%, 03/10/08	15,000	14,987,091
New Center Asset Trust
3.150%, 03/07/08	76,000	75,946,944
Nstar Electric Co.
2.950%, 03/06/08	34,000	33,982,490
2.960%, 03/10/08	13,500	13,488,382
NYSE Euronext
2.960%, 03/03/08	90,000	89,977,050
Total Capital SA
4.250%, 03/31/08	44,000	43,883,378
TOTAL COMMERCIAL PAPER		619,424,503

U.S. TREASURY OBLIGATIONS — (16.6%)
U.S. Treasury Notes
4.875%, 06/30/12	117,000	129,065,625
4.625%, 07/31/12	144,200	157,662,368
4.375%, 08/15/12	45,600	49,511,614
4.125%, 08/31/12	125,000	134,101,500
4.250%, 09/30/12	122,900	132,568,789
TOTAL U.S. TREASURY OBLIGATIONS		602,909,896

TOTAL — UNITED STATES		2,155,737,225

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $25,915,000 FNMA 4.50%, 10/01/35, valued at $21,328,142) to be repurchased at $21,014,147	$21,009	$21,009,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,438,416,380)##		$3,636,012,768

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$3,636,012,768	$(66,244,013)
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,636,012,768	$(66,244,013)

5

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
AGENCY OBLIGATIONS — (62.8%)
Federal Farm Credit Bank
7.160%, 05/19/10	$3,000	$3,302,955
4.180%, 09/22/10	7,000	7,275,765
6.700%, 11/22/10	2,000	2,212,258
6.135%, 12/13/10	4,000	4,365,044
5.750%, 01/18/11	9,000	9,747,369
6.000%, 03/07/11	9,000	9,819,981
6.740%, 04/11/11	1,000	1,115,242
4.800%, 05/24/11	3,300	3,496,561
6.300%, 06/06/11	2,800	3,104,181
4.250%, 07/11/11	13,600	14,195,598
4.350%, 11/02/11	8,000	8,382,248
4.200%, 11/07/11	6,650	6,933,011
4.300%, 11/23/11	5,500	5,752,340
6.260%, 12/02/11	2,000	2,229,524
4.950%, 12/22/11	9,000	9,619,002
5.230%, 02/14/12	12,000	12,950,532
4.500%, 03/14/12	8,500	8,944,014
4.625%, 03/16/12	7,000	7,398,650
5.000%, 06/01/12	4,295	4,604,412
4.480%, 08/24/12	12,000	12,617,340
6.280%, 11/26/12	3,000	3,387,321
4.400%, 01/03/13	11,000	11,517,583
4.150%, 05/15/13	10,000	10,341,940
5.580%, 07/03/13	23,000	25,360,697
3.880%, 07/08/13	7,000	7,139,356
4.920%, 08/26/13	4,125	4,417,405
4.710%, 10/18/13	7,000	7,421,624
4.900%, 01/16/14	5,700	6,096,828
5.300%, 02/18/14	12,000	13,089,276
5.250%, 06/05/14	14,400	15,663,888
4.375%, 06/30/14	3,915	4,066,409
8.160%, 09/30/14	3,615	4,537,129
4.700%, 12/10/14	4,000	4,214,176
4.375%, 02/17/15	14,300	14,761,161
6.030%, 03/21/16	4,700	5,317,364
5.050%, 03/08/17	10,000	10,478,510
5.625%, 08/18/17	4,000	4,426,792
5.100%, 09/03/19	9,000	9,529,470
5.320%, 09/03/19	21,300	22,971,517
5.150%, 11/15/19	11,200	11,892,350
4.670%, 05/07/20	5,600	5,677,420
5.350%, 08/07/20	6,700	7,205,488
5.250%, 03/02/21	6,100	6,478,170

1

Federal Home Loan Bank
4.125%, 08/13/10	$9,000	$9,341,568
6.625%, 11/15/10	1,000	1,101,710
5.875%, 02/15/11	7,000	7,587,055
4.500%, 05/13/11	2,045	2,146,872
6.000%, 05/13/11	10,205	11,203,631
7.200%, 06/14/11	3,000	3,405,459
5.750%, 08/15/11	12,000	13,132,824
5.375%, 08/19/11	13,500	14,612,279
5.000%, 10/13/11	25,000	26,771,525
5.625%, 11/15/11	5,000	5,461,535
5.625%, 02/15/12	6,100	6,672,747
5.750%, 05/15/12	26,300	28,962,323
4.625%, 08/15/12	15,175	16,049,429
4.500%, 11/15/12	20,000	21,043,060
5.126%, 02/28/13	5,615	6,064,093
3.875%, 06/14/13	12,600	12,864,184
5.375%, 06/14/13	52,400	57,264,082
4.500%, 09/16/13	11,000	11,545,853
6.395%, 06/03/14	5,200	5,986,297
5.250%, 06/18/14	14,000	15,227,828
6.700%, 06/25/14	12,500	14,608,138
4.500%, 11/14/14	4,000	4,169,540
4.875%, 03/11/16	8,600	9,055,499
5.375%, 09/09/16	6,000	6,521,220
5.000%, 03/12/21	5,200	5,420,782
5.000%, 12/10/21	39,500	40,674,177
5.750%, 06/10/22	19,500	21,474,219
Tennessee Valley Authority
5.625%, 01/18/11	14,000	15,118,460
6.790%, 05/23/12	37,600	42,959,203
6.000%, 03/15/13	28,100	31,502,460
4.750%, 08/01/13	12,500	13,312,525
6.250%, 12/15/17	10,000	11,681,740
TOTAL AGENCY OBLIGATIONS		847,000,218

U.S. TREASURY OBLIGATIONS — (36.4%)
U.S. Treasury Bonds
11.250%, 02/15/15	15,500	23,367,459
10.625%, 08/15/15	11,000	16,396,017
9.875%, 11/15/15	6,000	8,685,936
9.250%, 02/15/16	9,000	12,721,644
7.250%, 05/15/16	6,000	7,650,936
7.500%, 11/15/16	10,800	14,036,630
9.000%, 11/15/18	12,200	17,823,444
8.125%, 08/15/19	3,800	5,290,314
8.750%, 08/15/20	16,700	24,515,082
8.125%, 05/15/21	29,100	41,151,503
7.250%, 08/15/22	5,700	7,604,604
7.625%, 11/15/22	28,500	39,283,231
U.S. Treasury Notes
5.750%, 08/15/10	3,600	3,947,062
5.000%, 08/15/11	35,000	38,467,170
4.875%, 02/15/12	62,800	69,256,594
4.375%, 08/15/12	54,700	59,392,221
4.000%, 11/15/12	9,700	10,366,875

2

3.875%, 02/15/13	$27,600	$29,361,653
4.250%, 08/15/13	30,100	32,571,481
4.000%, 02/15/14	18,500	19,760,312
4.875%, 08/15/16	8,200	9,087,904
TOTAL U.S. TREASURY OBLIGATIONS		490,738,072

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $11,865,000 FNMA 6.50%, 08/01/36, valued at $10,354,774) to be repurchased at $10,196,498	10,194	10,194,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,256,761,278)##		$1,347,932,290

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$1,347,932,290
Level 3 – Significant Unobservable Inputs	—
Total	$1,347,932,290

3

DFA INFLATION-PROTECTED SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
U.S. Treasury Inflation Notes
3.375%, 01/15/12	$4,800	$6,447,988
3.000%, 07/15/12	5,900	7,789,936
1.875%, 07/15/13	24,400	30,236,698
2.000%, 01/15/14	22,400	27,655,186
2.000%, 07/15/14	22,100	26,801,721
1.625%, 01/15/15	20,800	24,247,667
1.875%, 07/15/15	20,700	24,109,698
2.000%, 01/15/16	21,350	24,509,041
2.500%, 07/15/16	21,500	25,198,379
2.375%, 01/15/17	22,100	25,724,448
2.625%, 07/15/17	21,900	25,334,230
1.625%, 01/15/18	13,300	14,003,389
2.375%, 01/15/25	17,900	21,898,304
2.000%, 01/15/26	11,000	12,131,965
2.375%, 01/15/27	12,300	14,154,092
1.750%, 01/15/28	8,000	8,055,265
TOTAL U.S. TREASURY OBLIGATIONS		318,298,007

TEMPORARY CASH INVESTMENTS — (1.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $17,235,000 FNMA 3.50%, 03/25/33, valued at $3,202,988) to be repurchased at $3,155,773	3,155	3,155,000

TOTAL INVESTMENTS - (100.0%) (Cost $296,002,548)##		$321,453,007

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$321,453,007
Level 3 – Significant Unobservable Inputs	—
Total	$321,453,007

1

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
MUNICIPAL BONDS — (99.1%)
ALABAMA — (0.9%)
Alabama State Docks Department of Dock (RB) (ETM) (MBIA)
6.000%, 10/01/08	$1,000	$1,020,600
Alabama State Federal Highway Finance Authority (RB) Series A (MBIA)
5.000%, 03/01/09	4,000	4,093,120
Alabama Water Pollution Control Authority (RB) Series B (AMBAC)
5.000%, 08/15/08	2,160	2,182,140
Jefferson County (GO) Series A (AMBAC)
5.000%, 04/01/08	1,300	1,301,664
TOTAL ALABAMA		8,597,524

ARIZONA — (3.4%)
Arizona State Transportation Board (RB) Series A
5.250%, 07/01/08	3,000	3,027,030
City of Scottsdale (GO)
5.000%, 07/01/08	2,250	2,268,562
Phoenix Civic Improvement Corp. (RB) (FGIC)
5.000%, 07/01/08	1,500	1,510,815
Salt River Project Agricultural (TECP)
2.150%, 03/17/08	25,506	25,489,421
TOTAL ARIZONA		32,295,828

ARKANSAS — (0.7%)
Arkansas State (GO) Series A
5.500%, 08/01/09	3,885	4,031,193
Fort Smith Water & Sewer (RB) Series A (FSA)
5.000%, 10/01/09	2,850	2,943,508
TOTAL ARKANSAS		6,974,701

CALIFORNIA — (4.1%)
California State (GO)
5.250%, 11/01/09	7,695	7,997,644
California State (GO) (TECP)
1.400%, 03/10/08	7,000	6,996,360
2.250%, 04/01/08	5,000	4,996,000
1.650%, 04/08/08	2,000	1,996,520
0.750%, 05/01/08	4,000	3,981,240

1

Los Angeles Wastewater System (TECP)
1.400%, 03/07/08	$2,500	$2,499,200
Municipal Improvement Corp. of Los Angeles (TECP)
0.750%, 05/01/08	2,500	2,488,275
San Diego County Regional Transportation Authority (TECP)
0.650%, 03/19/08	1,000	998,490
2.900%, 03/19/08	3,000	3,000,000
San Francisco County Transportation Authority (TECP)
1.400%, 03/07/08	4,000	3,998,720
TOTAL CALIFORNIA		38,952,449

CONNECTICUT — (2.5%)
City of New Haven (TECP)
2.200%, 04/01/08	6,690	6,683,845
City of Stamford (GO)
5.000%, 07/15/09	2,000	2,065,900
Connecticut State (GO) Series C
5.000%, 12/15/09	4,000	4,164,160
Connecticut State (GO) Series G (MBIA)
4.500%, 03/15/09	5,600	5,717,488
Connecticut State (RB) Series A
5.000%, 06/30/09	5,000	5,162,400
TOTAL CONNECTICUT		23,793,793

FLORIDA — (7.0%)
Broward County Sales Tax Revenue (TECP)
3.030%, 03/07/08	3,584	3,583,642
Florida Municipal Power Agency (TECP)
1.700%, 04/04/08	25,818	25,776,175
Florida State Board of Education (GO) Series C
4.000%, 06/01/09	4,000	4,056,920
Florida State Board of Education (GO) Series H (FSA)
5.000%, 06/01/08	2,000	2,011,240
Gainesville Utilities Systems (RB) Series C (FSA)
5.000%, 10/01/09	4,000	4,146,240
Jacksonville Electric (TECP)
2.900%, 03/05/08	7,500	7,499,550
1.500%, 03/13/08	4,700	4,696,522
2.050%, 04/01/08	4,000	3,995,360
Pinellas County Education Facility (TECP)
1.700%, 04/04/08	6,700	6,689,146
Sunshine State Governmental Financing Commission (TECP)
0.900%, 03/07/08	4,000	3,998,200
TOTAL FLORIDA		66,452,995

2

GEORGIA — (0.7%)
Georgia State (GO) Series B
6.250%, 04/01/09	$2,000	$2,082,060
Georgia State (GO) Series D
6.700%, 08/01/08	2,000	2,034,840
5.800%, 11/01/09	2,010	2,114,821
TOTAL GEORGIA		6,231,721

HAWAII — (0.4%)
City & County of Honolulu (GO) (ETM) Series A (MBIA)
5.000%, 03/01/10	1,255	1,308,538
City & County of Honolulu (GO) Series A (MBIA)
5.000%, 03/01/10	745	775,023
Hawaii State (GO) Series CS (MBIA)
5.000%, 04/01/08	2,000	2,002,640
TOTAL HAWAII		4,086,201

ILLINOIS — (4.6%)
Chicago Metropolitan Water Reclamation District - Greater Chicago (GO)
5.500%, 12/01/08	2,000	2,044,760
Chicago Public Building Commission Building, Chicago Transit Authority (RB) (ETM) (AMBAC)
5.000%, 03/01/08	1,000	1,000,000
Du Page, Cook & Will Counties Community College District No. 502 (GO) Series A
5.000%, 06/01/08	2,175	2,188,267
Illinois Education Facilities Authority (TECP)
1.750%, 04/08/08	8,000	7,985,760
Illinois Health Facilities Authority (TECP)
2.800%, 03/13/08	11,000	10,997,690
2.750%, 03/20/08	11,000	10,997,690
0.900%, 06/12/08	5,000	4,971,150
Illinois State (GO) First Series (FSA)
5.500%, 04/01/09	3,000	3,097,800
TOTAL ILLINOIS		43,283,117

INDIANA — (0.2%)
Ivy Technical State College (RB) Series G (AMBAC)
5.000%, 07/01/08	1,000	1,007,430
Logansport Multi-Purpose School Building Corp. (RB) (FSA)
4.250%, 07/05/08	1,000	1,005,890
TOTAL INDIANA		2,013,320

IOWA — (0.4%)
City of Des Moines (GO) Series B
5.000%, 06/01/09	3,680	3,786,830

3

KENTUCKY — (0.3%)
Kentucky State Turnpike Authority, Revitalization Projects (RB) (AMBAC)
5.500%, 07/01/08	$3,000	$3,017,820

LOUISIANA — (0.1%)
City of New Orleans (GO) (ETM) (MBIA)
5.000%, 03/01/08	1,000	1,000,000

MARYLAND — (7.8%)
Howard County (GO) (TECP)
2.150%, 03/19/08	4,000	3,997,840
Maryland Health & Higher Education - Johns Hopkin Hospital (TECP)
2.250%, 03/05/08	2,000	1,999,780
1.000%, 03/13/08	20,500	20,480,935
Maryland Health & Higher Education - Johns Hopkin University (TECP)
1.500%, 03/03/08	4,625	4,625,000
2.150%, 03/11/08	3,000	3,000,000
2.020%, 04/02/08	5,600	5,593,392
Maryland State (GO) Series B
5.000%, 07/15/08	2,000	2,018,860
5.250%, 02/01/09	5,000	5,128,150
Montgomery Maryland (GO) (TECP)
1.600%, 04/04/08	2,500	2,495,800
2.100%, 04/08/08	23,000	22,973,780
Washington Suburban Sanitation District (GO)
5.250%, 06/01/08	1,000	1,006,860
TOTAL MARYLAND		73,320,397

MASSACHUSETTS — (8.5%)
Massachusetts Health & Education Facility (TECP)
1.900%, 03/04/08	23,100	23,098,383
Massachusetts School Building Authority (TECP)
1.500%, 03/06/08	4,700	4,698,731
1.120%, 07/08/08	20,000	19,880,600
Massachusetts State (GO) (TECP)
1.720%, 03/04/08	23,500	23,498,120
Massachusetts Water Resource Authority (TECP)
1.500%, 03/06/08	5,000	4,998,650
1.950%, 04/04/08	4,000	3,994,880
TOTAL MASSACHUSETTS		80,169,364

4

MICHIGAN — (3.1%)
Detroit City School District (GO) Series B (FGIC)
4.500%, 05/01/08	$1,000	$1,001,540
Fraser Public School District (GO) (FGIC)
5.150%, 05/01/08	1,000	1,003,560
Kent County (GO) Series A
5.000%, 11/01/09	7,235	7,507,181
Michigan Municipal Bond Authority (RB)
5.250%, 10/01/08	3,000	3,044,790
University of Michigan (TECP)
0.850%, 03/12/08	11,000	10,989,990
Utica Community Schools (GO)
4.000%, 05/01/09	6,000	6,099,660
TOTAL MICHIGAN		29,646,721

MINNESOTA — (3.0%)
Minnesota State (GO)
5.000%, 08/01/09	2,600	2,688,062
University of Minnesota (TECP)
1.650%, 04/04/08	4,000	3,993,280
0.950%, 04/07/08	21,500	21,438,510
TOTAL MINNESOTA		28,119,852

MISSISSIPPI — (0.4%)
Mississippi State (GO) Series B
5.000%, 10/01/09	4,000	4,140,600

MISSOURI — (0.3%)
Missouri State (GO) (ETM) Series A
5.000%, 08/01/08	3,000	3,032,430

NEBRASKA — (0.7%)
Omaha Public Power District (TECP)
2.200%, 03/18/08	7,000	6,995,310

NEVADA — (3.9%)
Clark County (GO) Series A (FSA)
4.000%, 06/01/09	3,540	3,601,667
Clark County School District (GO) Series F (FSA)
5.000%, 06/15/09	5,245	5,404,658
Las Vegas Valley Water District (GO) Series B (MBIA)
5.250%, 06/01/09	2,830	2,916,513
Las Vegas Valley Water District (TECP)
1.750%, 04/08/08	2,000	1,996,500
1.600%, 05/19/08	21,000	20,939,100
Nevada State (GO) (FSA)
5.375%, 10/01/08	2,100	2,134,650
TOTAL NEVADA		36,993,088

5

NEW JERSEY — (1.0%)
New Jersey Transportation Trust Fund Authority (RB) Series B (FGIA)
5.250%, 12/15/09	$6,130	$6,363,492
Princeton University (TECP)
1.400%, 03/05/08	2,830	2,829,491
TOTAL NEW JERSEY		9,192,983

NEW YORK — (4.0%)
City of New York (GO) Series G
5.000%, 08/01/10	5,040	5,262,566
Nassau County Interim Finance Authority (RB) Series A (AMBAC)
5.000%, 11/15/09	3,415	3,541,218
New York City Municipal Water (TECP)
1.450%, 03/06/08	8,000	7,998,000
New York Power Authority (TECP)
1.720%, 03/05/08	8,000	7,998,800
0.800%, 03/07/08	4,400	4,398,020
New York State Thruway Authority (RB) (ETM) Series A (MBIA)
5.000%, 04/01/09	3,500	3,599,470
New York State Thruway Authority (RB) Series H (MBIA)
5.000%, 01/01/10	5,000	5,193,900
TOTAL NEW YORK		37,991,974

NORTH CAROLINA — (1.0%)
Durham County (GO)
5.500%, 04/01/09	3,000	3,099,090
North Carolina State (GO) Series A
5.500%, 03/01/08	1,000	1,000,000
5.000%, 03/01/09	4,000	4,102,600
University of North Carolina (RB) Series A (AMBAC)
5.000%, 04/01/08	1,000	1,001,360
TOTAL NORTH CAROLINA		9,203,050

OHIO — (5.2%)
Ohio State (GO) Series E
5.000%, 09/15/11	10,470	11,126,260
Ohio State (RB) Series II-A
5.000%, 12/01/08	5,000	5,093,350
Ohio State Building Authority (RB) (FSA)
5.500%, 10/01/08	1,500	1,519,365
5.000%, 10/01/09	2,755	2,856,604

6

Ohio State University (TECP)
1.950%, 04/03/08	$20,650	$20,624,394
1.650%, 04/04/08	5,000	4,991,600
Ohio State Water Development Authority (RB)
5.000%, 06/01/08	2,500	2,515,250
TOTAL OHIO		48,726,823

OKLAHOMA — (0.4%)
Grand River Dam Authority (RB) (FSA)
5.750%, 06/01/08	4,000	4,027,120

OREGON — (0.9%)
Oregon State Department of Administrative Services (RB) Series B (FSA)
5.250%, 04/01/08	2,000	2,003,220
Salem-Keizer School District No. 24J (GO) (FSA)
5.000%, 06/15/09	6,055	6,240,888
TOTAL OREGON		8,244,108

PENNSYLVANIA — (1.9%)
City of Philadelphia, Pennsylvania Gas Works (TECP)
1.000%, 05/12/08	14,000	13,938,540
Commonwealth of Pennsylvania (GO) Second Series (FGIC)
5.000%, 10/01/09	2,950	3,047,704
Pennsylvania Intergovernmental Cooperative Authority (STRB) (FGIC)
5.000%, 06/15/08	1,000	1,005,980
TOTAL PENNSYLVANIA		17,992,224

SOUTH CAROLINA — (3.1%)
Richland County School District No. 2 (GO) Series B (FGIC)
5.000%, 02/01/10	1,500	1,555,965
South Carolina Public Service Authority (TECP)
1.500%, 03/07/08	10,000	9,996,500
1.000%, 04/04/08	15,526	15,486,409
South Carolina State (GO) Series B
5.000%, 04/01/09	1,900	1,952,364
TOTAL SOUTH CAROLINA		28,991,238

TENNESSEE — (4.1%)
Knox County (GO)
4.500%, 04/01/08	2,000	2,002,180
Metropolitan Government Nashville & Davidson County (GO)
5.000%, 11/15/08	2,000	2,035,120
Shelby County (GO) Series A
5.000%, 04/01/09	4,195	4,307,468

7

Tennessee Health & Education - Vanderbilt University (TECP)
1.800%, 03/07/08	$10,000	$9,997,000
1.450%, 03/11/08	16,700	16,689,813
Tennessee State School Board Authority (TECP)
1.050%, 03/05/08	3,400	3,399,286
TOTAL TENNESSEE		38,430,867

TEXAS — (16.3%)
City of Austin, Texas (TECP)
2.250%, 03/18/08	3,700	3,698,076
2.300%, 04/02/08	7,765	7,758,089
2.550%, 04/02/08	3,903	3,901,166
1.150%, 07/07/08	9,400	9,345,762
City of San Antonio, Texas Electric (TECP)
1.500%, 03/03/08	3,800	3,800,000
Dallas Waterworks & Sewer System (RB)
5.250%, 10/01/08	3,000	3,046,350
El Paso Texas Water & Sewer (TECP)
1.350%, 03/17/08	7,200	7,191,936
Harris County Texas (GO) (TECP)
2.150%, 03/14/08	2,000	1,998,980
1.050%, 03/20/08	16,000	15,977,760
Houston Texas (GO) (TECP)
1.750%, 04/07/08	12,000	11,979,600
Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB) Series V (FSA)
5.250%, 05/15/08	1,000	1,005,340
North Central Health Facilities Authority (TECP) (AMBAC)
2.700%, 04/04/08	7,000	6,997,970
San Antonio, Texas Water System (TECP)
0.900%, 06/05/08	4,150	4,128,005
Texas A&M University (RB) Series B
5.375%, 05/15/08	1,360	1,367,562
5.000%, 05/15/09	4,000	4,106,800
Texas A&M University Board of Regents (TECP)
1.050%, 03/03/08	4,000	4,000,000
Texas Municipal Power Agency (TECP)
2.100%, 04/09/08	7,470	7,460,663
1.570%, 06/06/08	16,180	16,136,314
Texas Public Finance Authority (TECP)
1.500%, 03/03/08	5,000	5,000,000
2.900%, 03/04/08	1,550	1,549,954
Texas State (GO) Series B
5.000%, 08/01/09	4,000	4,127,640

8

Texas State University Systems (RB) (FSA)
5.000%, 03/15/09	$2,245	$2,301,574
Texas Tech University Board of Regents (TECP)
2.900%, 03/03/08	8,300	8,300,000
Trinity River Authority (RB) Series B (FSA)
5.500%, 08/01/08	2,200	2,226,378
University of Texas Board of Regents (TECP)
3.050%, 04/09/08	12,738	12,739,656
2.800%, 06/06/08	3,895	3,900,414
TOTAL TEXAS		154,045,989

UTAH — (0.6%)
Salt Lake County Municipal Building Authority (RB) Series A
5.000%, 10/01/08	1,800	1,826,298
Utah State (GO) Series A
4.000%, 07/01/08	3,000	3,015,390
Utah State Board of Regents (RB) Series A (MBIA)
5.250%, 04/01/08	1,000	1,001,550
TOTAL UTAH		5,843,238

VIRGINIA — (3.3%)
Arlington County (GO)
4.000%, 01/15/09	4,000	4,055,160
Fairfax Country (GO) Series A
5.000%, 06/01/09	3,465	3,571,168
Virginia Commonwealth Transportation Board (RB)
5.000%, 10/01/09	5,000	5,184,400
Virginia State Public Building Authority (RB) Series A
5.000%, 08/01/09	4,000	4,133,240
Virginia State Public School Authority (RB) (ETM) Series I
5.250%, 08/01/09	25	25,964
Virginia State Public School Authority (RB) Series B
5.000%, 08/01/11	9,595	10,192,385
Virginia State Public School Authority (RB) Series I
5.250%, 08/01/09	3,475	3,603,645
TOTAL VIRGINIA		30,765,962

WASHINGTON — (1.4%)
Grant County Public Utility District No. 2 Priest Rapids (RB) Series H (FSA)
5.000%, 01/01/10	2,000	2,079,000
Seattle Drain & Wastewater (RB) (FGIC)
4.000%, 07/01/08	1,000	1,004,250

9

Seattle Municipal Light & Power (RB) (FSA)
4.000%, 08/01/09	$5,940	$6,053,929
Snohomish County School District No. 15 Edmonds (GO) Series A (FSA)
4.500%, 06/01/09	3,500	3,583,020
TOTAL WASHINGTON		12,720,199

WISCONSIN — (2.9%)
Wisconsin State (GO) (TECP)
0.900%, 04/04/08	7,500	7,479,675
1.500%, 05/19/08	17,471	17,413,520
Wisconsin State (GO) Series 1 (MBIA)
5.250%, 05/01/09	2,000	2,059,180
TOTAL WISCONSIN		26,952,375

TOTAL MUNICIPAL BONDS		936,032,211

	Shares	Value
TEMPORARY CASH INVESTMENTS — (0.9%)
BlackRock Liquidity Funds MuniFund Portfolio	8,880,499	8,880,499

TOTAL INVESTMENTS - (100.0%) (Cost $946,311,009)##		$944,912,710

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$8,880,499
Level 2 – Other Significant Observable Inputs	936,032,211
Level 3 – Significant Unobservable Inputs	—
Total	$944,912,710

10

DFA CALIFORNIA SHORT-TERM MUNICIPAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount	Value †
	(000)
MUNICIPAL BONDS — (97.5%)
CALIFORNIA — (97.5%)
Berkeley California University School District (TRAN)
4.000%, 11/28/08	$4,700	$4,755,272
California Educational Facilities Authority (TECP)
0.450%, 03/14/08	2,900	2,896,375
California State (GO)
4.000%, 06/30/08	2,580	2,592,203
5.750%, 10/01/08	590	600,307
4.000%, 02/01/09	1,000	1,011,980
4.000%, 02/01/09	1,275	1,290,274
4.000%, 06/01/09	565	573,526
5.000%, 06/01/09	6,050	6,214,439
5.000%, 09/01/09	1,865	1,927,179
5.000%, 03/01/10	3,000	3,120,900
5.000%, 10/01/10	2,000	2,092,700
California State (GO) (TECP)
2.250%, 04/01/08	1,000	999,200
0.750%, 05/01/08	5,000	4,976,550
California State Department of Water Resources (RB) Series A
5.500%, 05/01/08	1,375	1,381,352
5.500%, 05/01/09	1,100	1,136,421
5.500%, 05/01/10	700	735,637
California State Department of Water Resources (RB) Series A (FSA)
5.250%, 05/01/11	1,450	1,545,221
California State Department of Water Resources (RB) Series A (MBIA)
5.250%, 05/01/09	920	947,333
California State Department of Water Resources (TECP)
1.400%, 03/03/08	1,920	1,920,000
1.380%, 03/06/08	1,131	1,130,729
2.000%, 03/20/08	2,619	2,617,298
California State Economic Recovery (GO) Series A
5.000%, 01/01/09	1,575	1,604,200
5.000%, 07/01/09	2,535	2,596,829
Chino Basin Inland Empire Utilities (TECP)
2.620%, 05/05/08	3,300	3,301,188
City & County of San Francisco (GO) (FSA)
4.000%, 06/15/09	200	203,846

1

City of Los Angeles (TRAN)
4.500%, 06/30/08	$5,335	$5,370,851
Coast Community College District (GO) Series A (MBIA)
4.500%, 08/01/09	1,000	1,026,040
Compton Community Redevelopment Agency (TAN) Services A (AMBAC)
5.000%, 08/01/09	1,700	1,748,773
Conejo Valley California Unified School District (GO)
4.625%, 08/01/08	500	504,345
Contra Costa Transportation Authority (TECP)
3.260%, 03/06/08	400	399,996
Contra Costa Water District (TECP) Series A
1.800%, 04/04/08	2,150	2,147,097
2.000%, 04/09/08	2,000	1,997,500
East Bay Municipal Utility District, Wastewater System (TECP)
0.800%, 03/07/08	3,600	3,598,488
0.800%, 03/07/08	400	399,832
0.850%, 03/11/08	500	499,615
Foothill Eastern Transportation Corridor Agency (RB) (MBIA)
4.600%, 01/15/09	280	283,461
Fremont Union High School District (GO) Series B
5.500%, 09/01/09	500	522,010
Fresno (RB) Series A-1 (AMBAC)
6.250%, 09/01/10	300	319,500
Goleta Union School District (TRAN)
4.000%, 06/30/08	2,150	2,160,643
Imperial Irrigation District (TECP) Series A
0.650%, 06/12/08	2,500	2,483,675
Industry Public Facilities Authority (TAN) (MBIA)
4.500%, 05/01/10	700	723,366
Long Beach Gas Utility Distrit (TECP)
1.400%, 03/10/08	1,900	1,899,012
Los Angeles County Capital Asset Leasing Corp. (RB) Series A (AMBAC)
4.000%, 12/01/09	520	530,057
Los Angeles County Metropolitan Transportation Authority (RB) Series A
6.000%, 07/01/08	600	606,564
Los Angeles County Metropolitan Transportation Authority (RB) Series C (AMBAC)
6.000%, 07/01/11	580	631,342
Los Angeles County Metropolitan Transportation Authority (TECP)
1.380%, 03/06/08	3,525	3,524,154

2

Los Angeles County Public Works Financing Authority (RB) Series A (MBIA)
5.000%, 10/01/08	$1,750	$1,774,675
5.000%, 12/01/09	1,300	1,351,532
Los Angeles Department of Water & Power (RB) Series A-1
5.000%, 07/01/08	300	302,454
5.000%, 07/01/09	2,600	2,682,550
Los Angeles Department of Water & Power (TECP)
2.800%, 06/30/08	400	400,764
Los Angeles Unified School District (GO) Series A (MBIA)
5.000%, 07/01/08	1,000	1,007,920
Los Angeles Unified School District (GO) Series B
4.000%, 07/01/08	850	854,165
Los Angeles Unified School District (GO) Series C
4.500%, 07/01/08	500	503,245
Los Angeles Unified School District (GO) Series F
3.500%, 07/01/08	990	993,277
Los Angeles Unified School District (GO) Series H
5.000%, 07/01/08	500	504,040
5.000%, 07/01/09	1,000	1,031,620
Los Angeles Wastewater System (TECP)
1.400%, 03/07/08	5,300	5,298,304
0.800%, 05/02/08	200	199,072
Metropolitan Water District of Southern California (RB)
5.750%, 07/01/09	300	312,591
Metropolitan Water District of Southern California (RB) Series A
4.000%, 07/01/08	1,135	1,140,743
5.500%, 07/01/08	400	403,936
Milpitas Unified School District (TRAN)
4.000%, 12/12/08	2,150	2,175,005
Monterey Peninsula Community College District (GO) (FGIC)
3.500%, 08/01/08	250	250,845
Municipal Improvement Corp. of Los Angeles (TECP)
1.450%, 03/06/08	800	799,816
0.750%, 05/01/08	3,900	3,881,709
North City West School Facilities Financing Authority (STRB) Series C (AMBAC)
5.000%, 09/01/09	300	307,701
Norwalk Redevelopment Agency (TAN) Series A (MBIA)
4.000%, 10/01/10	670	688,130

3

Orange County Recovery Series A (MBIA)
6.000%, 06/01/08	$1,830	$1,846,159
Pasadena Area Community College District (GO) Series B (AMBAC)
4.500%, 08/01/08	175	176,362
Peralta Community College District (GO) Series A (FGIC)
8.000%, 08/01/09	300	321,558
Puerto Rico Electric Power Authority (RB) Series DD (FSA)
5.000%, 07/01/08	500	503,555
Riverside County Transportation Commission (TECP)
0.800%, 05/06/08	1,400	1,393,994
Sacramento County (TRAN)
4.250%, 07/09/08	1,000	1,006,360
4.500%, 07/09/08	1,850	1,863,357
Sacramento Municipal Utility District (RB) Series S (FSA)
5.000%, 11/15/08	1,550	1,577,854
Sacramento Transportation Authority (RB) Series A
4.000%, 10/01/09	1,400	1,432,158
San Diego County Regional Transportation Authority (TECP)
0.800%, 03/12/08	1,975	1,973,242
0.800%, 03/13/08	500	499,505
0.650%, 03/19/08	1,057	1,055,404
1.350%, 03/19/08	1,700	1,698,232
2.900%, 03/19/08	400	400,000
San Diego County Regional Transportation Commission (RB) Series A (FGIC)
4.750%, 04/01/08	300	300,309
San Diego County Water Authority (TECP)
1.750%, 03/04/08	750	749,948
0.800%, 03/07/08	2,650	2,648,887
San Francisco County Transportation Authority (TECP)
1.400%, 03/07/08	4,100	4,098,688
1.350%, 03/10/08	1,100	1,099,417
San Joaquin County Transportation Authority (TECP)
0.700%, 08/14/08	800	791,840
San Jose Financing Authority (TECP)
0.900%, 04/08/08	3,700	3,689,381
San Leandro Unified School District (GO) Series A (FSA)
6.000%, 08/01/10	615	660,602
Torrance (TRAN)
4.500%, 07/02/08	500	503,410

4

University of California (TECP)
1.500%, 03/05/08	$600	$599,910
1.600%, 03/05/08	2,800	2,799,608
0.800%, 03/06/08	900	899,712
Ventura County (TRAN)
4.500%, 07/01/08	2,300	2,315,548
Ventura County Public Financing (TECP)
1.750%, 03/03/08	2,000	2,000,000
1.400%, 03/10/08	3,000	2,998,440

TOTAL MUNICIPAL BONDS		152,314,814

	Shares
TEMPORARY CASH INVESTMENTS — (2.5%)
BlackRock Liquidity Funds California Money Fund - Institutional Shares	3,966,407	3,966,407

TOTAL INVESTMENTS - (100.0%) (Cost $156,092,446)##		$156,281,221

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,966,407
Level 2 – Other Significant Observable Inputs	152,314,814
Level 3 – Significant Unobservable Inputs	—
Total	$156,281,221

5

DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)

AUSTRALIA — (5.5%)
BONDS — (5.5%)
National Australia Bank, Ltd.
(g) 4.250%, 12/30/08	215	$422,406
Toyota Finance Australia
5.050%, 07/28/08	490	450,713
Westpac Banking Corp.
(z) 6.000%, 06/19/08	350	277,335
(e) 2.875%, 06/25/08	200	301,620
TOTAL — AUSTRALIA		1,452,074

DENMARK — (3.6%)
BONDS — (3.6%)
Denmark, Kingdom of
4.000%, 08/15/08	3,300	671,634
Kommunekredit
(z) 6.000%, 04/23/08	350	278,520
TOTAL — DENMARK		950,154

FRANCE — (1.5%)
BONDS — (1.5%)
Societe Nationale des Chemins de Fer Francais
7.500%, 04/26/08	250	381,033

GERMANY — (1.2%)
BONDS — (1.2%)
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	32,000	306,894

NETHERLANDS — (6.4%)
BONDS — (6.4%)
Bank Nederlandse Gemeenten
(t) 4.750%, 06/17/08	645	594,480
Nederlandse Waterschapsbank NV
3.250%, 06/01/08	230	348,199
(g) 4.625%, 12/30/08	150	296,199
Rabobank Nederland
(s) 2.250%, 05/08/09	2,800	441,981
TOTAL — NETHERLANDS		1,680,859

NORWAY — (3.9%)
BONDS — (3.9%)
Eksportfinans
(t) 4.686%, 03/13/08	440	409,507
Kommunalbanken
(t) 5.350%, 06/15/09	675	606,347
TOTAL — NORWAY		1,015,854

1

SPAIN — (2.1%)
BONDS — (2.1%)
Instituto de Credito Oficial
(z) 6.050%, 05/15/08	700	$556,410

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (5.1%)
BONDS — (5.1%)
European Investment Bank
(g) 6.250%, 12/07/08	325	650,954
Nordic Investment Bank
(g) 5.750%, 11/06/08	210	418,593
World Bank (International Bank for Reconstruction & Development)
(t) 5.200%, 04/17/08	275	255,112
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		1,324,659

SWEDEN — (4.7%)
BONDS — (4.7%)
Kommuninvest
(z) 6.060%, 06/12/08	850	674,183
Swedish Export Credit Corp.
(z) 6.030%, 03/27/08	680	542,550
TOTAL — SWEDEN		1,216,733

UNITED KINGDOM — (4.2%)
BONDS — (4.2%)
Bank of Scotland P.L.C.
4.500%, 12/17/08	150	294,056
Nework Rail Infrastructure Finance P.L.C.
4.500%, 03/14/08	255	506,424
Treasury Bonds
5.000%, 03/07/08	150	298,116
TOTAL — UNITED KINGDOM		1,098,596

UNITED STATES — (57.0%)
AGENCY OBLIGATIONS — (4.7%)
Tennessee Valley Authority Discount Note
2.250%, 03/06/08	1,230	1,229,754

BONDS — (12.8%)
Bank of New York Mellon Corp. Floating Rate Note
(r) 3.495%, 02/05/10	600	599,707
General Electric Capital Corp.
(g) 4.500%, 12/15/08	175	344,839
(j) 0.750%, 02/05/09	32,000	307,161
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	200	200,483
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	500	499,450
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	600	598,343

2

Paccar Financial Corp. Floating Rate Note
(r) 4.966%, 09/21/09	300	$298,170
Wachovia Corp. Floating Rate Note
(r) 5.465%, 11/24/09	500	498,459
TOTAL BONDS		3,346,612

COMMERCIAL PAPER — (39.5%)
Allianz Finance Corp.
3.030%, 03/18/08	350	349,461
Anheuser-Busch Companies, Inc.
2.850%, 03/03/08	600	599,857
Archer-Daniels-Midland Co.
3.000%, 03/10/08	500	499,570
AT&T, Inc.
3.050%, 03/03/08	600	599,846
Cafco LLC
3.320%, 03/11/08	600	599,346
Ciesco L.P.
3.250%, 03/07/08	500	499,651
CME Group, Inc.
2.990%, 03/04/08	500	499,830
CRC Funding LLC
3.320%, 03/11/08	600	599,346
Deutsche Bank Financial
3.080%, 03/07/08	600	599,641
FPL Fuels, Inc.
3.000%, 03/13/08	600	599,327
ING America Insurance Holdings
3.000%, 03/13/08	500	499,445
Kreditanstalt fuer Wiederaufbau
2.970%, 03/06/08	500	499,702
National Rural Utilities
3.050%, 03/10/08	500	499,570
New Center Asset Trust
3.250%, 03/11/08	600	599,346
Nstar Electric Co.
2.950%, 03/06/08	500	499,743
Queensland Treasury Corp.
2.920%, 03/05/08	500	499,788
Rockwell Automation, Inc.
3.000%, 03/03/08	600	599,850
Southern Co.
2.920%, 03/24/08	600	598,756
Total Capital SA
2.980%, 03/03/08	600	599,851
TOTAL COMMERCIAL PAPER		10,341,926

TOTAL — UNITED STATES		14,918,292

	Face Amount
	(000)

TEMPORARY CASH INVESTMENTS — (4.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $1,305,000 FNMA 5.15%(r), 09/01/37, valued at $857,014) to be repurchased at $1,264,310	$1,264	1,264,000

TOTAL INVESTMENTS - (100.0%) (Cost $25,981,094)##		$26,165,558

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$26,165,558	$(20,734)
Level 3 – Significant Unobservable Inputs	—	—
Total	$26,165,558	$(20,734)

3

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULE OF INVESTMENTS

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
of The DFA Investment Trust Company	$2,462,905,848
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $2,145,786,164)##	$2,462,905,848

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,462,905,848
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$2,462,905,848

1

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.4%)
*	4Kids Entertainment, Inc.	175,100	$2,073,184
* #	99 Cents Only Stores	230,500	2,141,345
*	A.C. Moore Arts & Crafts, Inc.	97,807	838,206
	Aaron Rents, Inc.	42,771	839,167
* #	AbitibiBowater Canada, Inc.	15,872	164,275
*	Acme Communications, Inc.	134,576	395,653
	Acme United Corp.	1,631	22,035
*	Aftermarket Technology Corp.	117,732	2,207,475
*	AH Belo Corp. Series A	69,985	851,717
	Aldila, Inc.	16,386	266,272
*	Alloy, Inc.	155,917	1,199,002
	American Axle & Manufacturing Holdings, Inc.	321,900	6,334,992
*	American Biltrite, Inc.	3,400	24,650
#	American Greetings Corp. Class A	322,800	6,075,096
*	America’s Car-Mart, Inc.	75,137	818,993
#	Arctic Cat, Inc.	50,982	385,424
#	ArvinMeritor, Inc.	544,900	6,151,921
	Asbury Automotive Group, Inc.	325,000	4,556,500
*	Ashworth, Inc.	137,425	464,496
*	Audiovox Corp. Class A	158,237	1,424,133
*	AutoNation, Inc.	500,975	7,299,206
* #	Avatar Holdings, Inc.	29,074	1,252,508
*	Ballantyne of Omaha, Inc.	110,374	544,144
#	Barnes & Noble, Inc.	81,300	2,286,156
	Bassett Furniture Industries, Inc.	68,130	799,846
	Beasley Broadcast Group, Inc.	49,173	272,910
	Belo Corp. Class A	390,409	4,595,114
*	Benihana, Inc. Class A	27,956	299,409
* #	Big Dog Holdings, Inc.	779	8,273
*	Big Lots, Inc.	417,700	7,038,245
#	Blockbuster, Inc. Class A	401,500	1,220,560
*	Blockbuster, Inc. Class B	321,144	889,569
* #	Bluegreen Corp.	194,700	1,647,162
	Bob Evans Farms, Inc.	253,065	7,326,232
#	Bon-Ton Stores, Inc.	59,767	341,867
	Books-A-Million, Inc.	125,791	1,042,807
#	Borders Group, Inc.	75,875	702,602
	BorgWarner, Inc.	390,532	16,835,835
	Bowl America, Inc. Class A	11,089	170,771
	Brown Shoe Company, Inc.	279,167	4,098,172
#	Brunswick Corp.	1,737	28,296
*	Buca, Inc.	92,761	38,032
#	Building Materials Holding Corp.	85,600	494,768

1

* #	Cabela’s, Inc.	9,524	$129,050
*	Cache, Inc.	18,185	181,123
* #	California Coastal Communities, Inc.	68,200	348,502
	Callaway Golf Co.	428,254	6,526,591
	Carmike Cinemas, Inc.	103,438	747,857
*	Carriage Services, Inc.	175,846	1,389,183
* #	Casual Male Retail Group, Inc.	65,076	251,193
*	Cavalier Homes, Inc.	102,415	174,105
* #	Cavco Industries, Inc.	32,348	1,065,543
* #	Champion Enterprises, Inc.	103,100	915,528
*	Chromcraft Revington, Inc.	15,326	68,967
	Churchill Downs, Inc.	43,439	1,977,778
#	Citadel Broadcasting Co.	226,542	237,869
	Coachmen Industries, Inc.	41,816	185,245
	Coast Distribution System, Inc.	17,974	97,060
	Cobra Electronics Corp.	19,247	92,193
	Collectors Universe, Inc.	35,149	327,237
*	Concord Camera Corp.	58,960	257,657
#	Cooper Tire & Rubber Co.	442,300	7,992,361
*	Cox Radio, Inc.	146,400	1,608,936
	CSS Industries, Inc.	39,700	1,385,927
*	Culp, Inc.	57,092	416,772
* #	Cumulus Media, Inc. Class A	173,277	953,023
*	Cycle Country Accessories Corp.	8,138	15,950
	Decorator Industries, Inc.	2,200	9,812
	Delta Apparel, Inc.	22,086	195,903
*	Design Within Reach, Inc.	32,165	77,518
*	DG Fastchannel, Inc.	2,500	50,475
*	Diedrich Coffee, Inc.	22,733	72,291
#	Dillards, Inc. Class A	306,100	4,527,219
*	Dixie Group, Inc.	125,399	1,104,765
*	Dorman Products, Inc.	71,079	746,329
	Dover Motorsports, Inc.	118,557	819,229
*	drugstore.com, Inc.	87,209	244,185
*	Duckwall-ALCO Stores, Inc.	15,400	241,318
*	Emerson Radio Corp.	271,098	292,786
#	Emmis Communications Corp. Class A	131,630	389,625
#	Entercom Communications Corp.	177,300	1,980,441
*	Entravision Communications Corp.	175,000	1,015,000
	Escalade, Inc.	6,113	55,628
*	Finlay Enterprises, Inc.	25,800	23,994
*	Flanigan’s Enterprises, Inc.	5,679	45,716
	Flexsteel Industries, Inc.	19,797	260,924
#	Foot Locker, Inc.	178,120	2,190,876
*	Franklin Covey Co.	79,922	616,998
*	Franklin Electronic Publishers, Inc.	35,803	78,409
	Fred’s, Inc.	291,446	2,558,896
	Frisch’s Restaurants, Inc.	10,439	225,482
	FTD Group, Inc.	4,400	60,676
*	Fuel Systems Solutions, Inc.	55,380	572,629
*	Full House Resorts, Inc.	7,714	17,202
#	Furniture Brands International, Inc.	128,500	1,670,500
*	GameTech International, Inc.	27,424	159,608
* #	Gander Mountain Co.	187,575	1,059,799
*	Getty Images, Inc.	240,822	7,744,836

2

*	G-III Apparel Group, Ltd.	95,065	$1,244,401
*	Gottschalks, Inc.	156,521	359,998
	Gray Television, Inc.	208,328	1,208,302
	Gray Television, Inc. Class A	3,400	23,290
*	Great Wolf Resorts, Inc.	16,903	116,124
#	Group 1 Automotive, Inc.	124,100	3,040,450
#	Handleman Co.	49,578	64,947
* #	Harris Interactive, Inc.	556,982	1,509,421
*	Hartmarx Corp.	280,200	700,500
*	Hastings Entertainment, Inc.	77,276	633,663
#	Haverty Furniture Co., Inc.	25,800	253,356
*	Hawk Corp.	15,837	296,152
*	Hayes Lemmerz International, Inc.	756,304	2,405,047
	Hearst-Argyle Television, Inc.	48,660	1,070,520
*	Hollywood Media Corp.	78,903	209,882
	ILX Resorts, Inc.	23,500	132,775
*	Image Entertainment, Inc.	8,314	17,792
*	Infosonics Corp.	7,477	9,944
*	Interstate Hotels & Resorts, Inc.	217,604	1,081,492
	J. Alexander’s Corp.	39,844	308,393
*	Jaclyn, Inc.	1,600	12,920
*	Jakks Pacific, Inc.	213,554	5,968,834
* #	Jarden Corp.	87,158	2,099,636
*	Jo-Ann Stores, Inc.	213,404	3,521,166
	Johnson Outdoors, Inc.	103,198	1,909,163
	Jones Apparel Group, Inc.	133,500	1,883,685
	Journal Communications, Inc. Class A	124,428	857,309
#	Journal Register Co.	259,400	259,400
	Kenneth Cole Productions, Inc. Class A	52,242	776,839
	Kimball International, Inc. Class B	180,974	1,891,178
#	K-Swiss, Inc. Class A	3,716	53,919
	LaCrosse Footwear, Inc.	9,532	159,661
*	Lakeland Industries, Inc.	34,577	363,404
* #	Lakes Entertainment, Inc.	74,879	440,289
#	Landry’s Restaurants, Inc.	141,750	2,513,227
*	Lazare Kaplan International, Inc.	41,760	417,600
#	La-Z-Boy, Inc.	326,144	2,749,394
*	Lear Corp.	44,057	1,215,092
#	Lee Enterprises, Inc.	54,300	559,833
	Leggett & Platt, Inc.	565,899	9,450,513
*	Lenox Group, Inc.	62,654	115,910
	Libbey, Inc.	75,731	1,177,617
#	Lifetime Brands, Inc.	36,391	375,919
*	Lin TV Corp.	273,900	2,812,953
#	Lithia Motors, Inc. Class A	90,945	934,915
*	Lodgian, Inc.	250,800	2,244,660
*	Luby’s, Inc.	218,010	1,994,791
*	Mace Security International, Inc.	92,969	162,696
* #	MarineMax, Inc.	124,500	1,528,860
*	Max & Erma’s Restaurants, Inc.	2,000	5,220
	MDC Holdings, Inc.	70,842	2,966,863
*	Meade Instruments Corp.	159,497	244,030
#	Media General, Inc. Class A	91,700	1,430,520
	Modine Manufacturing Co.	107,472	1,341,251
* #	Mohawk Industries, Inc.	47,100	3,363,411

3

	Monaco Coach Corp.	229,585	$2,245,341
	Monro Muffler Brake, Inc.	15,147	253,712
*	Morton’s Restaurant Group, Inc.	623	4,828
*	Mothers Work, Inc.	29,387	589,503
	Movado Group, Inc.	150,827	2,904,928
* #	Multimedia Games, Inc.	194,770	1,363,390
*	Nathan’s Famous, Inc.	195	3,100
	National Presto Industries, Inc.	15,400	806,960
* #	Navarre Corp.	47,539	78,439
*	New Motion, Inc.	68,923	351,507
	Noble International, Ltd.	33,086	360,968
#	Orleans Homebuilders, Inc.	100,073	501,366
	O’Charleys, Inc.	255,759	2,887,519
*	Outdoor Channel Holdings, Inc.	54,304	399,134
	Oxford Industries, Inc.	102,800	2,173,192
*	P & F Industries, Inc. Class A	2,025	14,124
* #	Palm Harbor Homes, Inc.	48,641	245,151
* #	PC Mall, Inc.	125,762	1,007,354
	Pennichuck Corp.	2,979	68,517
#	Penske Automotive Group, Inc.	369,500	6,665,780
*	Perry Ellis International, Inc.	73,008	1,430,227
	Phillips-Van Heusen Corp.	15,200	554,952
*	Phoenix Footwear Group, Inc.	68,046	124,524
*	Pinnacle Entertainment, Inc.	114,370	1,791,034
*	Pomeroy IT Solutions, Inc.	78,383	514,976
*	Proliance International, Inc.	113,210	314,724
*	QEP Co., Inc.	16,059	148,225
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	61,758	43,231
*	Quiksilver, Inc.	150,132	1,351,188
* #	R.H. Donnelley Corp.	102,435	726,264
*	Radio One, Inc. Class D	133,229	167,869
* #	Rainmaker Systems, Inc.	14,300	41,041
*	RC2 Corp.	88,191	1,635,943
*	Reading International, Inc. Class A	21,736	206,709
*	Reading International, Inc. Class B	5,338	53,380
*	Red Lion Hotels Corp.	95,176	762,360
*	Regent Communications, Inc.	251,181	228,575
	Regis Corp.	148,326	3,715,566
*	Restoration Hardware, Inc.	16,781	72,662
*	Rex Stores Corp.	113,415	2,106,117
* #	Rockford Corp.	50,618	67,828
* #	Rocky Brands, Inc.	49,121	278,516
*	Rubio’s Restaurants, Inc.	50,779	334,126
	Ruby Tuesday, Inc.	10,500	74,655
	Russ Berrie & Co., Inc.	109,394	1,428,686
	Ryland Group, Inc.	140,759	3,982,072
*	Saga Communications, Inc. Class A	129,804	755,459
	Salem Communications Corp.	59,051	194,868
	Sauer-Danfoss, Inc.	31,590	671,603
*	Scholastic Corp.	230,922	8,052,250
	Service Corp. International	310,400	3,352,320
	Shiloh Industries, Inc.	202,754	1,889,667
*	Silverleaf Resorts, Inc.	55,190	183,231
	Sinclair Broadcast Group, Inc. Class A	397,517	3,669,082
#	Skyline Corp.	65,020	1,833,564

4

	Sonic Automotive, Inc.	172,451	$3,066,179
* #	Source Interlink Companies, Inc.	279,256	471,943
* #	Spanish Broadcasting System, Inc.	337,401	506,101
	Speedway Motorsports, Inc.	218,385	6,376,842
*	Sport Chalet, Inc. Class A	140,842	626,747
*	Sport Chalet, Inc. Class B	6,806	29,266
	Sport Supply Group, Inc.	49,900	566,864
*	Sport-Haley, Inc.	7,995	18,468
	Stage Stores, Inc.	91,886	1,163,277
	Standard Motor Products, Inc.	74,266	550,311
	Stanley Furniture, Inc.	9,040	118,966
*	Steinway Musical Instruments, Inc.	83,100	2,053,401
*	Steven Madden, Ltd.	76,865	1,294,407
#	Stewart Enterprises, Inc.	495,236	2,956,559
*	Stoneridge, Inc.	189,023	2,037,668
	Strattec Security Corp.	12,998	485,605
	Sturm Ruger & Co., Inc.	78,643	621,280
#	Superior Industries International, Inc.	169,400	2,940,784
	Superior Uniform Group, Inc.	38,136	377,546
	Syms Corp.	34,656	466,123
* #	Syntax-Brillian Corp.	95	67
#	Systemax, Inc.	340,767	3,690,507
	Tandy Brand Accessories, Inc.	60,311	366,691
* #	Tarragon Corp.	146,920	257,110
*	The Hallwood Group, Inc.	203	13,301
	The Marcus Corp.	112,700	1,796,438
#	The Pep Boys - Manny, Moe & Jack	461,500	5,279,560
* #	The Steak n Shake Co.	118,995	992,418
*	Toll Brothers, Inc.	352,600	7,478,646
*	Trans World Entertainment Corp.	142,510	568,615
*	Triple Crown Media, Inc.	21,128	83,456
*	TRW Automotive Holdings Corp.	226,311	4,996,947
*	Unifi, Inc.	311,535	884,759
	Unifirst Corp.	109,600	4,233,848
*	Universal Electronics, Inc.	535	12,144
*	Valassis Communications, Inc.	161,200	1,808,664
* #	ValueVision Media, Inc. Class A	38,022	199,996
	Virco Manufacturing Corp.	27,354	162,483
* #	Warnaco Group, Inc.	269,455	10,120,730
*	Wells-Gardner Electronics Corp.	3,045	4,567
* #	West Marine, Inc.	223,261	1,801,716
*	Wilsons The Leather Experts, Inc.	254,963	170,825
	Wyndham Worldwide Corp.	118,300	2,622,711
#	Xerium Technologies, Inc.	181,965	911,645
* #	Zale Corp.	128,100	2,474,892
Total Consumer Discretionary			368,754,246

Consumer Staples — (4.7%)
	Alico, Inc.	5,740	234,479
*	Alliance One International, Inc.	259,492	1,271,511
*	BJ’s Wholesale Club, Inc.	1,500	47,340
*	Bridgford Foods Corp.	2,290	14,106
#	Cal-Maine Foods, Inc.	104,808	3,615,876
* #	Caribou Coffee Co.	5,396	14,030
	Casey’s General Stores, Inc.	163,673	4,100,009

5

* #	Central Garden & Pet Co.	36,857	$181,705
*	Central Garden & Pet Co. Class A	135,628	596,763
#	Chiquita Brands International, Inc.	288,600	5,907,642
	Coffee Holding Co, Inc.	2,900	12,615
	Corn Products International, Inc.	23,000	844,330
	Del Monte Foods Co.	871,235	7,823,690
	Farmer Brothers Co.	70,098	1,565,288
#	Gatehouse Media, Inc.	23,700	148,599
	Golden Enterprises, Inc.	17,348	46,666
	Griffin Land & Nurseries, Inc. Class A	3,500	128,275
*	Hain Celestial Group, Inc.	232,932	6,289,164
#	Imperial Sugar Co.	71,503	1,372,858
	Ingles Market, Inc. Class A	47,763	1,146,790
	Inter Parfums, Inc.	17,450	283,388
	J & J Snack Foods Corp.	28,777	709,353
	J.M. Smucker Co.	193,396	9,899,941
	Lance, Inc.	59,973	1,004,548
*	Maui Land & Pineapple Co., Inc.	6,289	164,520
#	MGP Ingredients, Inc.	137,591	883,334
*	Monterey Pasta Co.	153,364	421,751
#	Nash Finch Co.	157,694	5,530,329
*	Natural Alternatives International, Inc.	4,209	38,344
* #	Natural Health Trends Corp.	3,696	3,622
	Oil-Dri Corp. of America	31,461	608,770
*	Omega Protein Corp.	155,249	1,645,639
*	Pantry, Inc.	78,330	1,884,620
*	Parlux Fragrances, Inc.	127,488	430,909
	PepsiAmericas, Inc.	167,100	4,227,630
*	Performance Food Group Co.	165,244	5,370,430
#	Pilgrim’s Pride Corp.	529,215	12,415,384
	PriceSmart, Inc.	275,142	6,674,945
*	Pyramid Breweries, Inc.	46,362	100,606
* #	Redhook Ale Brewery, Inc.	117,683	610,775
	Ruddick Corp.	198,109	6,389,015
#	Sanderson Farms, Inc.	103,150	3,595,809
*	Sanfilippo (John B.) & Son, Inc.	45,444	423,993
	Schiff Nutrition International, Inc.	23,708	143,908
#	Seaboard Corp.	2,735	4,348,650
*	Seneca Foods Corp. Class A	200	4,008
* #	Smithfield Foods, Inc.	478,273	13,176,421
	Spartan Stores, Inc.	85,500	1,802,340
* #	Spectrum Brands, Inc.	199,400	749,744
	Tasty Baking Co.	62,402	427,454
*	TreeHouse Foods, Inc.	128,398	2,846,584
#	Universal Corp.	220,500	12,548,655
	Weis Markets, Inc.	138,228	4,479,969
* #	Winn-Dixie Stores, Inc.	17,500	286,125
*	Zapata Corp.	32,686	230,436
Total Consumer Staples			139,723,685

Energy — (7.1%)
	Adams Resources & Energy, Inc.	14,962	370,309
*	Basic Energy Services, Inc.	167,514	3,544,596
*	Bill Barret Corp.	18,886	875,177
*	Bois d’Arc Energy, Inc.	106,755	2,292,030

6

*	Brigham Exploration Co.	208,484	$1,628,260
*	Bristow Group, Inc.	90,500	4,774,780
*	Bronco Drilling Co., Inc.	4,371	69,106
*	Callon Petroleum Co.	183,000	3,374,520
* #	Catalytica Energy Systems, Inc.	4,870	28,295
	Cimarex Energy Co.	247,345	13,035,081
*	Clayton Williams Energy, Inc.	3,696	139,894
*	Complete Production Services, Inc.	287,900	5,591,018
*	Comstock Resources, Inc.	271,600	9,859,080
*	Credo Petroleum Corp.	2,886	30,447
* #	Edge Petroleum Corp.	46,818	224,726
*	Encore Acquisition Co.	140,602	5,174,154
* #	Energy Partners, Ltd.	2,108	22,682
* #	EXCO Resources, Inc.	429,729	7,455,798
*	Forest Oil Corp.	278,084	13,717,884
*	Grey Wolf, Inc.	457,930	2,839,166
	Gulf Island Fabrication, Inc.	19,550	570,273
*	Gulfmark Offshore, Inc.	116,421	5,897,888
*	Harvest Natural Resources, Inc.	101,400	1,243,164
*	Helix Energy Solutions Group, Inc.	11,000	387,420
#	Helmerich & Payne, Inc.	224,400	10,059,852
*	HKN, Inc.	10,821	94,034
* #	Hornbeck Offshore Services, Inc.	38,700	1,738,791
	Lufkin Industries, Inc.	8,217	469,684
*	Mariner Energy, Inc.	549,200	15,229,316
	Massey Energy Co.	132,920	5,085,519
*	Meridian Resource Corp.	476,465	738,521
*	Mitcham Industries, Inc.	31,722	559,893
*	Natural Gas Services Group	20,521	459,670
* #	Newpark Resources, Inc.	621,800	2,754,574
*	Oil States International, Inc.	59,049	2,489,506
	Overseas Shipholding Group, Inc.	113,600	7,124,992
*	Parker Drilling Co.	100	663
	Patterson-UTI Energy, Inc.	205,225	4,869,989
	Penn Virginia Corp.	6,407	272,682
*	Petrohawk Energy Corp.	62,807	1,135,551
*	Petroleum Development Corp.	69,700	4,862,272
*	PHI, Inc.	109,423	3,311,140
*	Pioneer Drilling Co.	220,282	2,953,982
	Pioneer Natural Resources Co.	77,075	3,452,189
*	Plains Exploration & Production Co.	32,405	1,749,870
*	Quest Resource Corp.	8,975	63,722
*	Royale Energy, Inc.	14,000	48,580
*	SEACOR Holdings, Inc.	78,299	7,515,921
	St. Mary Land & Exploration Co.	20,000	737,600
* #	Stone Energy Corp.	143,952	7,307,004
*	Swift Energy Corp.	152,170	7,263,074
	Tidewater, Inc.	78,489	4,407,157
* #	Trico Marine Services, Inc.	86,894	3,434,051
*	Union Drilling, Inc.	1	20
*	Unit Corp.	69,166	3,814,505
#	USEC, Inc.	634,038	4,045,162
* #	VeraSun Energy Corp.	362,484	3,276,855
#	W&T Offshore, Inc.	99,829	3,541,933
*	Whiting Petroleum Corp.	226,118	13,842,944
Total Energy			211,856,966

7

Financials — (20.0%)
	1st Independence Financial Group, Inc.	500	$8,025
	1st Source Corp.	279,629	4,882,322
	21st Century Holding Co.	24,606	321,354
	Abington Bancorp, Inc.	116,782	1,171,323
	Advanta Corp. Class A	39,809	282,644
	Advanta Corp. Class B	181,582	1,401,813
	Affirmative Insurance Holdings, Inc.	19,062	170,033
	Alfa Corp.	208,763	4,544,771
* #	Allegheny Corp.	29,451	10,631,811
	Alliance Financial Corp.	3,590	91,186
*	Alphatec Holdings, Inc.	5,700	32,946
*	AmComp, Inc.	68,111	834,360
	Amcore Financial, Inc.	118,772	2,306,552
	Ameriana Bancorp	1,045	9,165
	American Bancorp of New Jersey, Inc.	79,749	856,504
	American Equity Investment Life Holding Co.	418,680	3,998,394
	American Financial Group, Inc.	417,523	10,801,320
*	American Independence Corp.	20,558	164,464
	American National Bankshares, Inc.	1,700	37,706
	American Physicians Capital, Inc.	119,975	5,294,497
#	Ameris Bancorp	53,220	756,788
*	Amerisafe, Inc.	32,806	431,399
*	AmeriServe Financial, Inc.	224,244	650,308
#	Anchor Bancorp Wisconsin, Inc.	102,004	1,930,936
	Arrow Financial Corp.	44,800	932,736
#	Asset Acceptance Capital Corp.	66,875	652,031
	Associated Banc-Corp.	175,437	4,371,890
*	Atlantic American Corp.	20,450	31,697
	Atlantic Coast Federal Corp.	3,042	30,116
* #	B of I Holding, Inc.	32,813	201,800
	Baldwin & Lyons, Inc. Class B	84,294	2,053,402
	BancFirst Corp.	112	4,719
	Bancorp Rhode Island, Inc.	7,040	246,189
	BancorpSouth, Inc.	43,601	980,150
*	Bank of Florida Corp.	73,873	691,451
	Bank of Granite Corp.	18,599	222,072
	BankFinancial Corp.	90,053	1,280,554
#	BankUnited Financial Corp. Class A	92,955	453,620
	Banner Corp.	93,351	2,021,983
	Bar Harbor Bankshares	3,601	111,991
	BCB Bancorp, Inc.	875	13,191
	Benjamin Franklin Bancorp, Inc.	9,239	129,993
	Berkshire Bancorp, Inc.	2,536	38,826
	Berkshire Hills Bancorp, Inc.	59,363	1,344,572
	Beverly Hills Bancorp, Inc.	127,856	632,887
* #	BNCCORP., Inc.	6,661	86,593
#	Boston Private Financial Holdings, Inc.	197,466	2,719,107
	Brookline Bancorp, Inc.	130,061	1,249,886
	Cadence Financial Corp.	19,174	293,937
	California First National Bancorp	14,894	156,387
	Camco Financial Corp.	13,388	147,000
	Camden National Corp.	17,608	558,702

8

	Capital Bank Corp.	2,348	$23,574
	Capital Corp. of the West	58,682	806,877
	Capital Southwest Corp.	38,758	4,265,705
#	Capitol Bancorp, Ltd.	25,400	472,948
	Cardinal Financial Corp.	134,213	1,066,993
	Carrollton Bancorp	200	2,600
	Cascade Financial Corp.	19,738	249,883
	Cash America International, Inc.	8,382	271,242
#	Cathay General Bancorp	183,657	4,025,761
* #	Centennial Bank Holdings, Inc.	161,178	955,786
#	Center Bancorp, Inc.	39,815	443,937
	Center Financial Corp.	97,425	947,945
	Centerstate Banks of Florida, Inc.	800	10,720
	Central Bancorp, Inc.	3,917	75,441
*	Central Jersey Bancorp	14,232	106,455
	Central Pacific Financial Corp.	104,443	1,931,151
	Centrue Financial Corp.	5,360	102,966
	CFS Bancorp, Inc.	118,688	1,699,612
#	Chemical Financial Corp.	164,564	3,656,612
	Citizens Community Bancorp, Inc.	24,251	217,046
	Citizens First Bancorp, Inc.	49,262	621,194
	Citizens Republic Bancorp, Inc.	277,002	3,083,032
	Citizens South Banking Corp.	22,524	229,520
* #	Citizens, Inc.	218,907	1,236,825
	City Holding Co.	19,853	739,326
*	CNA Surety Corp.	301,901	4,259,823
#	CoBiz Financial, Inc.	13,607	167,230
	Codorus Valley Bancorp, Inc.	1,132	18,735
	Columbia Banking System, Inc.	95,295	2,200,362
	Commerce Group, Inc.	23,806	862,729
	Commonwealth Bankshares, Inc.	3,502	63,001
* #	Community Bancorp	21,872	269,026
	Community Bank System, Inc.	344,670	7,617,207
	Community Bankshares, Inc.	907	11,428
	Community Capital Corp.	839	12,963
	Community Trust Bancorp, Inc.	27,190	735,489
	Community West Bancshares	16,400	145,386
* #	CompuCredit Corp.	106,742	1,107,982
*	Conseco, Inc.	164,688	1,931,790
* #	Consumer Portfolio Services, Inc.	89,876	282,211
	Cooperative Bankshares, Inc.	5,414	60,907
* #	Core-Mark Holding Co., Inc.	25,607	680,378
#	Corus Bankshares, Inc.	51,500	531,995
* #	Cowen Group, Inc.	93,527	701,452
*	Cowlitz Bancorporation	4,528	39,665
	Crawford & Co. Class B	2,100	8,652
*	Crescent Financial Corp.	35,121	304,850
#	CVB Financial Corp.	800	7,352
*	Dearborn Bancorp, Inc.	71,058	496,695
	Delphi Financial Group, Inc. Class A	23,371	704,869
	Dime Community Bancshares	71,715	1,091,502
	Donegal Group, Inc. Class A	152,680	2,491,738
	Donegal Group, Inc. Class B	5,004	92,824
	Eastern Insurance Holdings, Inc.	42,106	688,854
	Eastern Virginia Bankshares, Inc.	400	6,988

9

	ECB Bancorp, Inc.	574	$15,211
	EMC Insurance Group, Inc.	157,502	3,483,944
* #	Encore Capital Group, Inc.	102,582	757,055
	Enterprise Financial Services Corp.	3,448	68,994
	ESB Financial Corp.	6,489	66,837
#	F.N.B. Corp.	33,127	454,171
	Farmers Capital Bank Corp.	795	20,113
	FBL Financial Group, Inc. Class A	207,295	6,096,546
	Federal Agriculture Mortgage Corp. Class A	300	5,376
	Federal Agriculture Mortgage Corp. Class C	85,157	2,047,174
	Fidelity Bancorp, Inc.	800	12,256
	Fidelity National Financial, Inc.	262,484	4,622,343
	Fidelity Southern Corp.	14,623	116,253
	Financial Federal Corp.	26,512	571,334
	Financial Institutions, Inc.	31,100	575,661
	First American Corp.	257,708	8,975,970
	First Bancorp	20,758	367,624
	First Bancorp of Indiana, Inc.	741	8,818
*	First Bancshares, Inc.	500	8,150
#	First Busey Corp.	180,029	3,368,343
#	First Charter Corp.	12,163	294,466
	First Citizens BancShares, Inc.	31,187	4,434,480
#	First Commonwealth Financial Corp.	261,789	2,769,728
	First Community Bancorp	83,564	2,381,574
	First Defiance Financial Corp.	20,897	410,417
	First Federal Bancshares of Arkansas, Inc.	16,602	249,030
	First Federal Bankshares, Inc.	1,280	18,445
	First Federal of Northern Michigan Bancorp, Inc.	2,436	17,564
#	First Financial Bankshares, Inc.	300	11,361
	First Financial Corp.	99,379	2,608,699
	First Franklin Corp.	1,300	11,895
*	First Keystone Financial, Inc.	2,200	29,546
	First M&F Corp.	4,774	72,613
*	First Mariner Bancorp, Inc.	8,475	53,308
	First Merchants Corp.	232,279	6,273,856
#	First Midwest Bancorp, Inc.	800	20,840
	First National Lincoln Corp.	2,907	42,151
#	First Niagara Financial Group, Inc.	390,948	4,464,634
	First PacTrust Bancorp, Inc.	16,273	275,827
	First Place Financial Corp.	198,425	2,432,690
*	First Regional Bancorp	40,376	646,420
	First State Bancorporation	30,143	358,099
	First United Corp.	3,776	73,254
	First West Virginia Bancorp, Inc.	750	13,237
	Firstbank Corp.	11,843	160,364
*	FirstCity Financial Corp.	122,956	1,083,242
#	FirstMerit Corp.	1,200	22,524
#	Flagstar Bancorp, Inc.	333,100	2,384,996
	Flushing Financial Corp.	43,056	701,813
	FNB United Corp.	27,518	319,209
* #	FPIC Insurance Group, Inc.	86,167	3,762,913
* #	Franklin Bank Corp.	150,236	576,906
#	Frontier Financial Corp.	900	13,482
	Fulton Financial Corp.	396,715	4,613,795
	Gateway Financial Holdings, Inc.	74,046	847,827

10

	GB&T Bancshares, Inc.	63,626	$566,271
	German American Bancorp, Inc.	65,434	823,814
	Glacier Bancorp, Inc.	1,100	18,909
*	Golfsmith International Holdings, Inc.	161	483
	Great Southern Bancorp, Inc.	29,329	526,456
	Greene Bancshares, Inc.	494	9,001
	Guaranty Federal Bancshares, Inc.	13,252	354,491
	Habersham Bancorp	943	13,909
*	Hallmark Financial Services, Inc.	31,892	375,688
#	Hancock Holding Co.	500	18,520
	Hanmi Financial Corp.	30,612	233,570
	Hanover Insurance Group, Inc.	187,818	8,205,768
	Harleysville Group, Inc.	245,883	8,256,751
	Harleysville Savings Financial Corp.	812	11,360
	Harrington West Financial Group, Inc.	5,500	57,310
	Hawthorn Bancshares, Inc.	1,027	27,986
	HCC Insurance Holdings, Inc.	415,560	9,998,374
#	Heartland Financial USA, Inc.	2,900	51,562
	Heritage Commerce Corp.	27,059	445,932
	Heritage Financial Group	600	7,356
	HF Financial Corp.	4,510	74,640
	Hilb Rogal Hamilton Co.	600	18,372
	HMN Financial, Inc.	24,044	581,384
	Home Federal Bancorp, Inc.	2,572	59,542
	Home Federal Bancorp, Inc.	11,693	132,716
	HopFed Bancorp, Inc.	2,773	39,127
	Horace Mann Educators Corp.	321,020	5,579,328
#	Horizon Financial Corp.	48,800	624,640
* #	HouseValues, Inc.	200	522
	Huntington Bancshares, Inc.	87,173	1,065,254
	IBERIABANK Corp.	56,854	2,528,297
	Imperial Capital Bancorp, Inc.	18,200	406,952
	Independence Holding Co.	6,134	67,474
	Independent Bank Corp. (MI)	81,714	797,529
	Infinity Property & Casualty Corp.	141,271	5,674,856
	Integra Bank Corp.	139,039	1,975,744
	International Bancshares Corp.	17,405	377,340
	Intervest Bancshares Corp.	12,436	165,399
*	Investors Bancorp, Inc.	2,000	29,000
	Investors Title Co.	3,704	177,459
#	Irwin Financial Corp.	223,726	1,680,182
	Janus Capital Group, Inc.	32,467	786,351
	Jefferson Bancshares, Inc.	3,390	36,341
* #	Knight Capital Group, Inc.	365,284	5,855,503
*	LaBranche & Co., Inc.	78,409	363,818
	Lakeland Bancorp, Inc.	112,133	1,249,162
	Lakeland Financial Corp.	400	8,160
#	LandAmerica Financial Group, Inc.	37,300	1,373,386
	Landmark Bancorp, Inc.	1,450	35,206
	Leesport Financial Corp.	3,124	55,451
	Legacy Bancorp, Inc.	46,767	663,624
	Lincoln Bancorp	4,195	50,340
	LNB Bancorp, Inc.	48,953	636,879
	LSB Corp.	7,257	123,224
	LSB Financial Corp.	500	10,150

11

	MainSource Financial Group, Inc.	95,663	$1,254,142
*	Marlin Business Services, Inc.	22,270	212,010
	MASSBANK Corp.	9,143	356,577
	Mayflower Bancorp, Inc.	475	5,284
	MB Financial, Inc.	133,046	3,827,733
#	MBT Financial Corp.	32,712	276,416
	MCG Capital Corp.	304,835	3,658,020
*	Meadowbrook Insurance Group, Inc.	289,914	2,307,715
	Medallion Financial Corp.	157,968	1,565,463
#	Mercantile Bancorp, Inc.	1,000	18,200
	Mercantile Bank Corp.	172	2,322
	Mercer Insurance Group, Inc.	48,200	848,320
	Mercury General Corp.	166,640	7,598,784
	Meta Financial Group, Inc.	7,217	194,426
	MetroCorp Bancshares, Inc.	1,100	14,839
	MFB Corp.	667	23,372
	MicroFinancial, Inc.	41,330	223,182
	Midland Co.	45,759	2,956,947
	Midwest Banc Holdings, Inc.	76,501	785,665
	MidWestOne Financial Group, Inc.	1,245	20,368
	MutualFirst Financial, Inc.	6,809	93,964
	Nara Bancorp, Inc.	18,157	199,001
	National Penn Bancshares, Inc.	218,216	3,493,638
	National Western Life Insurance Co. Class A	3,162	563,310
*	Navigators Group, Inc.	104,945	5,743,640
	NBT Bancorp, Inc.	648	12,422
#	Nelnet, Inc. Class A	3,200	34,880
	New Hampshire Thrift Bancshares, Inc.	7,993	105,108
	New Westfield Financial, Inc.	10,200	102,204
	New York Community Bancorp, Inc.	139,443	2,277,104
	NewAlliance Bancshares, Inc.	582,408	6,627,803
	NewBridge Bancorp	26,716	257,542
*	Newtek Business Services, Inc.	92,736	100,155
*	NexCen Brands, Inc.	300,017	1,182,067
*	Nexity Financial Corp.	1,653	12,530
	North Central Bancshares, Inc.	3,500	117,530
*	North Pointe Holdings Corp.	8,705	135,711
	Northeast Community Bancorp, Inc.	50,208	589,944
	Northrim Bancorp, Inc.	18,132	390,563
#	Northwest Bancorp, Inc.	800	21,128
	NYMAGIC, Inc.	65,670	1,585,274
	OceanFirst Financial Corp.	25,920	418,349
	Odyssey Re Holdings Corp.	285,770	10,339,159
#	Old National Bancorp	190,308	2,953,580
	Old Republic International Corp.	867,687	11,904,666
	Omega Financial Corp.	30,880	849,509
	Pacific Capital Bancorp	97,087	2,033,973
	Pacific Mercantile Bancorp	53,102	519,869
*	Pacific Premier Bancorp, Inc.	7,189	58,518
	Pamrapo Bancorp, Inc.	5,068	84,585
	Park Bancorp, Inc.	500	10,120
#	Park National Corp.	42,091	2,546,505
	Parkvale Financial Corp.	6,827	189,586
	Patriot National Bancorp	929	14,887
*	Penn Treaty American Corp.	128,374	738,150

12

*	Pennsylvania Commerce Bancorp, Inc.	19,555	$518,012
	Peoples Bancorp of Indiana	2,202	33,360
	Peoples Bancorp, Inc.	85,247	1,851,565
*	Pico Holdings, Inc.	138,456	4,732,426
	Pinnacle Bancshares, Inc.	1,525	16,775
* #	Pinnacle Financial Partners, Inc.	86,971	1,995,115
*	Piper Jaffray Companies, Inc.	78,800	3,051,924
*	PMA Capital Corp. Class A	348,287	2,855,953
	Porter Bancorp, Inc.	400	7,228
	Premier Financial Bancorp, Inc.	4,213	51,694
	Presidential Life Corp.	231,485	3,879,689
	Princeton National Bancorp, Inc.	1,100	29,920
* #	ProAssurance Corp.	182,100	9,682,257
	ProCentury Corp.	86,068	1,579,348
#	Prosperity Bancshares, Inc.	196,381	5,184,458
	Protective Life Corp.	253,770	9,792,984
	Provident Bankshares Corp.	13,800	175,674
	Provident Financial Holdings, Inc.	69,040	1,166,776
	Provident Financial Services, Inc.	231,259	2,772,795
	Provident New York Bancorp	188,344	2,469,190
	Pulaski Financial Corp.	34,108	375,529
#	QC Holdings, Inc.	32,415	266,127
	Rainier Pacific Financial Group, Inc.	36,863	500,231
	Reinsurance Group of America, Inc.	233,889	12,796,067
	Renasant Corp.	104,478	2,200,307
	Republic Bancorp, Inc. Class A	2,825	46,217
*	Republic First Bancorp, Inc.	3,525	21,855
	Resource America, Inc.	139,593	1,668,136
* #	Rewards Network, Inc.	150,413	691,900
	Riverview Bancorp, Inc.	38,705	414,143
	RLI Corp.	153,060	7,994,324
	Rockville Financial, Inc.	26,092	296,144
	Rome Bancorp, Inc.	71,049	835,536
*	Royal Bank of Canada	8,748	438,301
	Rurban Financial Corp.	1,320	14,784
	S&T Bancorp, Inc.	500	14,175
	SAFECO Corp.	313,943	14,523,003
	Safety Insurance Group, Inc.	75,186	2,788,649
	Sanders Morris Harris Group, Inc.	120,734	1,078,155
	SCBT Financial Corp.	31,688	947,788
*	SCPIE Holdings, Inc.	29,684	813,342
*	Seabright Insurance Holdings	112,526	1,676,637
#	Security Bank Corp.	110,079	746,336
	Selective Insurance Group, Inc.	335,982	7,982,932
	Shore Bancshares, Inc.	1,400	29,456
	Shore Financial Corp.	1,191	21,783
	SI Financial Group, Inc.	20,948	201,939
#	Sierra Bancorp	6,952	155,516
*	Signature Bank	500	13,250
	Simmons First National Corp. Class A	142,793	3,648,361
	Somerset Hills Bancorp	3,549	39,784
	South Financial Group, Inc.	53,582	773,188
*	Southcoast Financial Corp.	13,693	185,540
	Southern Community Financial Corp.	138,740	1,022,514
*	Southern First Bancshares, Inc.	6,649	98,073

13

	Southside Bancshares, Inc.	513	$10,655
	Southwest Bancorp, Inc.	77,986	1,262,593
	StanCorp Financial Group, Inc.	19,834	973,651
	State Auto Financial Corp.	239,397	6,497,235
	State Bancorp, Inc.	2,714	35,201
	StellarOne Corp.	17,426	301,475
	Sterling Bancorp	12,801	180,238
	Sterling Bancshares, Inc.	1,417	13,192
	Sterling Financial Corp.	118,897	1,770,376
#	Stewart Information Services Corp.	85,700	2,551,289
*	Stifel Financial Corp.	1,500	65,385
* #	Stratus Properties, Inc.	28,168	825,886
*	Sun Bancorp, Inc.	132,971	1,696,710
* #	Superior Bancorp	86,806	453,127
#	Susquehanna Bancshares, Inc.	318,957	6,344,055
*	Susser Holdings Corp.	42,200	1,022,084
	Sussex Bancorp	2,150	26,348
*	SVB Financial Group	700	31,710
	SWS Group, Inc.	101,850	1,160,071
	Synovus Financial Corp.	967,544	11,155,782
	Taylor Capital Group, Inc.	8,967	146,162
#	Temecula Valley Bancorp, Inc.	8,600	87,720
*	Tennessee Commerce Bancorp, Inc.	2,466	54,942
	TF Financial Corp.	6,077	142,809
#	The Colonial BancGroup, Inc.	337,100	4,072,168
#	The Phoenix Companies, Inc.	443,726	5,049,602
	The Wilber Corp.	1,300	11,700
*	Thomas Weisel Partners Group, Inc.	61,708	543,030
	TierOne Corp.	162,364	2,386,751
	Timberland Bancorp, Inc.	60,092	764,370
	Tower Financial Corp.	1,679	19,308
	Transatlantic Holdings, Inc.	155,478	10,479,217
* #	Triad Guaranty, Inc.	66,854	393,102
#	Trustmark Corp.	129,949	2,567,792
	UCBH Holdings, Inc.	231,166	2,609,864
	UMB Financial Corp.	162,376	6,215,753
#	Umpqua Holdings Corp.	340,362	4,822,930
*	Unico American Corp.	35,600	338,200
	Union Bankshares Corp.	43,285	757,055
	United Bankshares, Inc.	90,796	2,385,211
*	United Capital Corp.	1,562	37,097
#	United Community Financial Corp.	317,101	1,759,911
	United Financial Bancorp, Inc.	23,515	270,187
	United Fire & Casualty Co.	181,338	6,228,960
*	United PanAm Financial Corp.	31,967	124,671
	United Western Bancorp, Inc.	39,047	733,303
	Unitrin, Inc.	234,252	8,339,371
	Unity Bancorp, Inc.	14,487	117,200
*	Universal American Corp.	244,300	4,197,074
#	Univest Corporation of Pennsylvania	12,928	264,636
#	Vineyard National Bancorp Co.	21,354	192,400
	Wainwright Bank & Trust Co.	4,724	59,097
	Washington Federal, Inc.	204,392	4,639,698
	Wayne Savings Bancshares, Inc.	400	4,152
	Webster Financial Corp.	100,432	2,809,083

14

	Wesbanco, Inc.	269,553	$6,277,889
	West Bancorporation	6,261	79,890
	Whitney Holding Corp.	186,454	4,476,761
	Willow Financial Bancorp, Inc.	146,738	1,201,784
	Wilshire Bancorp, Inc.	14,507	102,710
*	Wilshire Enterprises, Inc.	709	2,127
	Wintrust Financial Corp.	47,023	1,587,026
	WSB Holdings, Inc.	1,098	5,808
	WVS Financial Corp.	500	8,230
	Yadkin Valley Financial Corp.	21,984	313,492
	Zenith National Insurance Corp.	173,617	5,916,867
* #	ZipRealty, Inc.	33,361	189,157
Total Financials			595,292,832

Health Care — (5.2%)
*	Accelrys, Inc.	64,533	373,646
* #	Adolor Corp.	122,759	561,009
*	Air Methods Corp.	59,489	2,446,188
*	Albany Molecular Research, Inc.	312,176	3,474,519
*	Allied Healthcare International, Inc.	232,443	474,184
*	Allied Healthcare Products, Inc.	20,821	148,246
*	Allion Healthcare, Inc.	102,323	603,706
#	Alpharma, Inc. Class A	241,146	6,072,056
	American Shared Hospital Services	8,624	22,422
*	AMICAS, Inc.	228,055	597,504
*	Amsurg Corp.	700	16,863
	Analogic Corp.	94,720	5,542,067
*	AngioDynamics, Inc.	134,777	2,234,603
* #	APP Pharmaceuticals, Inc.	157,481	1,770,086
*	Applera Corp. - Celera Group	479,100	6,640,326
* #	Arena Pharmaceuticals, Inc.	143,209	970,957
* #	Arqule, Inc.	105,701	481,997
	Atrion Corp.	3,053	311,406
* #	ATS Medical, Inc.	37,349	67,228
*	Avigen, Inc.	71,438	236,460
*	Bioanalytical Systems, Inc.	10,439	64,095
*	BioScrip, Inc.	240,096	1,687,875
*	Bruker Corp.	54,155	740,299
*	Caliper Life Sciences, Inc.	303,062	1,263,769
*	Candela Corp.	71,961	328,862
*	Cantel Medical Corp.	145,033	1,598,264
*	Capital Senior Living Corp.	251,100	1,893,294
*	Cardiac Science Corp.	115,869	1,076,423
*	Combinatorx, Inc.	55,334	271,690
* #	Community Health Systems, Inc.	400,600	12,446,642
*	Conmed Corp.	302,425	8,153,378
*	Continucare Corp.	12,350	27,787
#	Cooper Companies, Inc.	90,700	3,101,033
*	Criticare Systems, Inc.	2,800	14,000
*	Cross Country Healthcare, Inc.	281,547	3,057,600
*	Cyclacel Pharmaceuticals, Inc.	88,200	366,030
*	Cytokinetics, Inc.	9,100	30,667
	Datascope Corp.	72,595	2,526,306
*	Daxor Corp.	2,125	21,994
*	Digirad Corp.	82,587	237,851

15

*	Emageon, Inc.	20,072	$46,567
* #	Emeritus Corp.	700	15,498
*	etrials Worldwide, Inc.	765	1,951
*	E-Z-EM, Inc.	19,145	398,025
*	Gentiva Health Services, Inc.	216,739	4,672,893
*	Greatbatch, Inc.	116,300	2,485,331
*	Hanger Orthopedic Group, Inc.	224,800	2,605,432
*	Harvard Bioscience, Inc.	112,885	518,142
*	Healthspring, Inc.	1,400	24,570
*	HealthStream, Inc.	1,200	3,624
*	HealthTronics, Inc.	298,978	1,091,270
*	Hi-Tech Pharmacal Co., Inc.	23,923	266,502
	Hooper Holmes, Inc.	248,100	161,265
*	ImmunoGen, Inc.	5,313	15,780
*	Infinity Pharmaceuticals, Inc.	18,159	136,192
*	IntegraMed America, Inc.	92,808	941,073
	Invacare Corp.	101,448	2,532,142
*	Invitrogen Corp.	4,900	414,001
*	Iridex Corp.	26,342	84,294
*	I-Trax, Inc.	2,900	11,600
	Kewaunee Scientific Corp.	7,770	137,451
*	Kindred Healthcare, Inc.	155,000	3,268,950
*	King Pharmaceuticals, Inc.	53,900	571,340
*	La Jolla Pharmaceutical Co.	2,348	5,847
*	Langer, Inc.	37,785	77,081
*	Lannet Co., Inc.	34,890	104,670
*	Lexicon Pharmaceuticals, Inc.	65,899	122,572
*	Lifecore Biomedical, Inc.	28,078	472,553
*	Magellan Health Services, Inc.	24,600	1,065,918
*	Magyar Bancorp, Inc.	3,690	39,188
* #	Martek Biosciences Corp.	45,470	1,303,170
*	Maxygen, Inc.	278,274	1,786,519
*	MedCath Corp.	192,661	4,016,982
*	Medical Staffing Network Holdings, Inc.	298,188	1,654,943
*	MEDTOX Scientific, Inc.	477	7,627
*	Memry Corp.	100	130
*	Merge Technologies, Inc.	39,022	20,682
*	Millennium Pharmaceuticals, Inc.	696,687	9,746,651
* #	Molina Healthcare, Inc.	700	22,155
*	National Dentex Corp.	7,559	105,750
* #	Neurocrine Biosciences, Inc.	17,200	86,172
* #	Neurogen Corp.	5,487	8,724
* #	Neurometric, Inc.	5,471	13,295
* #	NovaMed, Inc.	115,097	461,539
*	Novavax, Inc.	98,894	276,903
*	Nutraceutical International Corp.	39,094	498,058
*	Nuvelo, Inc.	121,923	203,611
#	Omnicare, Inc.	120,225	2,522,320
*	Orchid Cellmark, Inc.	34,399	157,891
* #	Ore Pharmaceuticals, Inc.	44,248	29,867
*	Orthologic Corp.	2,491	2,616
*	Osteotech, Inc.	175,215	765,690
*	Par Pharmaceutical Companies, Inc.	192,216	3,400,301
*	PDI, Inc.	139,171	1,095,276
	PerkinElmer, Inc.	21,600	536,112

16

*	Pharmanet Development Group, Inc.	108,106	$3,116,696
*	Prospect Medical Holdings, Inc.	26,350	96,968
*	Psychiatric Solutions, Inc.	1,300	36,777
* #	RadNet, Inc.	45,456	368,648
*	RehabCare Group, Inc.	52,600	1,052,000
*	Renovis, Inc.	41,479	98,305
*	Res-Care, Inc.	28,844	621,300
* #	Rochester Medical Corp.	15,800	162,108
*	RTI Biologics, Inc.	20,732	178,295
* #	Sciele Pharma, Inc.	89,097	1,844,308
*	Sonic Innovations, Inc.	127,733	540,311
	Span-American Medical System, Inc.	8,930	110,375
*	Spectrum Pharmaceuticals, Inc.	73,137	189,425
*	SRI/Surgical Express, Inc.	26,454	110,842
*	Strategic Diagnostics, Inc.	34,115	148,059
*	SunLink Health Systems, Inc.	5,659	35,935
*	Sunrise Senior Living, Inc.	75,770	2,074,583
*	Symmetry Medical, Inc.	55,900	995,020
*	Synovis Life Technologies, Inc.	116,655	2,062,460
*	Theragenics Corp.	302,800	1,174,864
* #	Thoratec Corp.	52,600	763,226
*	U.S. Physical Therapy, Inc.	1,100	14,575
*	Urologix, Inc.	58,235	64,641
*	Vical, Inc.	39,352	149,931
* #	ViroPharma, Inc.	113,640	1,040,942
* #	Vital Images, Inc.	52,940	839,628
	Vital Signs, Inc.	4,453	226,435
*	Watson Pharmaceuticals, Inc.	417,258	11,603,945
	Young Innovations, Inc.	39,800	849,332
*	Zoll Medical Corp.	648	16,122
Total Health Care			153,554,094

Industrials — (12.9%)
*	A. T. Cross Co. Class A	65,759	512,920
	A.O. Smith Corp.	118,600	4,320,598
*	AAR Corp.	58,841	1,523,393
*	Accuride Corp.	54,000	389,880
	Aceto Corp.	241,885	1,695,614
*	Active Power, Inc.	56,388	101,498
*	AeroCentury Corp.	1,982	31,712
*	AGCO Corp.	72,800	4,721,808
*	AirNet Systems, Inc.	93,800	168,840
*	Airtran Holdings, Inc.	79,700	575,434
	Alamo Group, Inc.	94,058	1,743,835
*	Alaska Air Group, Inc.	162,600	3,967,440
	Albany International Corp. Class A	81,100	2,784,163
#	Alexander & Baldwin, Inc.	172,404	7,592,672
* #	Allied Defense Group, Inc.	37,111	276,477
*	Allied Waste Industries, Inc.	1,403,145	14,508,519
*	Amerco, Inc.	80,692	4,204,860
	Ameron International Corp.	72,700	8,023,899
	Ampco-Pittsburgh Corp.	24,946	944,456
#	Amrep Corp.	9,538	354,814
	Angelica Corp.	61,067	1,010,659
	Apogee Enterprises, Inc.	56,400	867,996

17

	Applied Industrial Technologies, Inc.	272,225	$7,524,299
	Applied Signal Technologies, Inc.	29,743	353,942
*	Argon ST, Inc.	108,531	1,763,629
#	Arkansas Best Corp.	101,297	2,705,643
*	Arotech Corp.	40,494	77,344
*	Astec Industries, Inc.	1,752	66,331
*	Avalon Holding Corp. Class A	12,927	70,064
*	Avis Budget Group, Inc.	69,200	790,956
*	Axsys Technologies, Inc.	104,354	4,591,576
* #	AZZ, Inc.	30,857	1,092,955
*	Baker (Michael) Corp.	13,400	385,920
	Baldor Electric Co.	1,005	28,813
*	Baldwin Technology Co., Inc. Class A	18,065	47,150
	Barnes Group, Inc.	36,075	820,345
	Belden, Inc.	187,650	7,374,645
#	Bowne & Co., Inc.	172,326	2,286,766
#	Briggs & Stratton Corp.	76,571	1,368,324
*	BTU International, Inc.	406	4,352
#	C&D Technologies, Inc.	33,400	182,364
*	Cano Petroleum, Inc.	11,700	76,635
#	Cascade Corp.	38,300	1,715,840
*	Casella Waste Systems, Inc. Class A	102,300	1,011,747
* #	CBIZ, Inc.	434,382	3,866,000
	CDI Corp.	138,950	3,161,112
*	Celadon Group, Inc.	84,756	762,804
	Champion Industries, Inc.	45,064	237,938
*	Channell Commercial Corp.	1,900	2,812
	Chase Corp.	12,600	297,360
	Chicago Rivet & Machine Co.	200	5,020
	CIRCOR International, Inc.	110,910	5,051,950
	Comfort Systems USA, Inc.	261,379	3,110,410
*	Commercial Vehicle Group, Inc.	130,931	1,225,514
*	Competitive Technologies, Inc.	5,605	9,809
	CompX International, Inc.	4,740	39,437
* #	Consolidated Graphics, Inc.	22,895	1,217,785
*	Cornell Companies, Inc.	133,400	2,776,054
*	Covenant Transport Group Class A	93,571	736,404
*	CPI Aerostructures, Inc.	19,609	165,500
	Cubic Corp.	206,815	5,288,260
*	Distributed Energy Systems Corp.	36,987	18,497
* #	Dollar Thrifty Automotive Group, Inc.	137,000	1,967,320
*	Double Eagle Petroleum Co.	2,587	43,772
	DRS Technologies, Inc.	146,607	8,223,187
*	Ducommun, Inc.	123,611	3,427,733
	Eastern Co.	50,077	846,301
	Ecology & Environment, Inc. Class A	1,620	18,954
	Electro Rent Corp.	168,356	2,185,261
#	Encore Wire Corp.	154,299	2,584,508
*	EnerSys	112,016	2,575,248
	Ennis, Inc.	98,608	1,573,784
*	EnPro Industries, Inc.	173,417	5,121,004
	Espey Manufacturing & Electronics Corp.	7,657	166,157
*	Esterline Technologies Corp.	146,616	7,682,678
*	Exponent, Inc.	10,519	306,103
*	ExpressJet Holdings, Inc.	417,024	1,013,368

18

	Federal Signal Corp.	217,624	$2,626,722
*	First Advantage Corp.	2,480	49,327
* #	Flanders Corp.	33,726	212,474
* #	Frontier Airlines Holdings, Inc.	261,993	767,639
	Frozen Food Express Industries, Inc.	131,556	910,368
*	Furmanite Corp.	32,383	355,565
	G & K Services, Inc. Class A	107,514	4,113,486
	GATX Corp.	152,400	5,483,352
*	Gehl Co.	126,211	2,023,162
*	Genesee & Wyoming, Inc.	62,415	1,934,865
*	GP Strategies Corp.	138,900	1,298,715
	Greenbrier Companies, Inc.	1,800	47,304
*	Griffon Corp.	74,850	662,422
	Hardinge, Inc.	53,924	669,197
#	Heico Corp.	47,212	2,067,886
	Heico Corp. Class A	22,812	830,129
*	Henry Bros. Electronics, Inc.	12,450	59,635
*	Herley Industries, Inc.	151,895	1,821,221
#	Hi-Shear Technology Corp.	100	1,125
*	Hurco Companies, Inc.	580	25,648
*	Huttig Building Products, Inc.	67,686	201,704
*	ICT Group, Inc.	7,100	60,989
	IKON Office Solutions, Inc.	576,785	4,106,709
*	Industrial Distribution Group, Inc.	106,068	1,037,345
*	Innotrac Corp.	200	680
* #	Insituform Technologies, Inc. Class A	133,980	1,871,701
*	Integrated Electrical Services, Inc.	1	17
*	International Shipholding Corp.	19,099	364,027
*	Intersections, Inc.	59,568	487,862
* #	JetBlue Airways Corp.	114,700	625,115
*	Kadant, Inc.	129,724	3,256,072
	Kaman Corp. Class A	216,986	5,207,664
*	Kansas City Southern	3,100	110,980
	Kelly Services, Inc. Class A	90,000	1,728,900
	Kennametal, Inc.	180,000	5,466,600
*	Key Technology, Inc.	53,088	1,874,537
*	Kforce, Inc.	123,442	1,055,429
	L.S. Starrett Co. Class A	7,981	139,189
*	LECG Corp.	8,255	78,422
*	LGL Group, Inc.	10,433	105,895
*	LMI Aerospace, Inc.	14,883	283,223
	LSI Industries, Inc.	124,007	1,648,053
*	Lydall, Inc.	137,291	1,398,995
* #	M&F Worldwide Corp.	176,418	6,532,759
*	Mac-Gray Corp.	99,131	1,145,954
*	Magnetek, Inc.	34,271	116,864
*	MAIR Holdings, Inc.	172,441	738,047
*	Marten Transport, Ltd.	105,922	1,534,810
	McGrath Rentcorp.	58,724	1,229,681
* #	Medialink Worldwide, Inc.	65,374	147,091
*	Merrimac Industries, Inc.	11,871	84,759
*	Mesa Air Group, Inc.	322,079	779,431
	Met-Pro Corp.	7,800	84,786
* #	MFRI, Inc.	11,201	181,456
*	Misonix, Inc.	77,006	327,275

19

* #	Mobile Mini, Inc.	114,950	$2,139,220
*	Modtech Holdings, Inc.	65,033	31,216
*	Moog, Inc. Class A	30,912	1,268,628
*	MTC Technologies, Inc.	15,534	368,156
	Mueller Industries, Inc.	116,345	3,342,592
	Mueller Water Products, Inc.	10,500	84,630
#	Mueller Water Products, Inc. Class B	115,589	1,006,780
	NACCO Industries, Inc. Class A	42,196	3,419,986
*	Nashua Corp.	16,804	193,246
*	National Technical Systems, Inc.	108,825	676,892
*	Navigant Consulting, Inc.	1,502	24,498
*	NCI Building Systems, Inc.	76,400	2,317,976
* #	North America Galvanizing & Coatings, Inc.	14,081	79,698
*	Old Dominion Freight Line, Inc.	2,187	59,596
*	On Assignment, Inc.	228,180	1,412,434
*	Orbital Sciences Corp.	175,156	3,792,127
* #	Owens Corning, Inc.	88,997	1,678,483
*	P.A.M. Transportation Services, Inc.	55,485	804,533
*	Paragon Technologies, Inc.	3,555	21,881
*	Park-Ohio Holdings Corp.	72,230	1,492,994
*	Patrick Industries, Inc.	10,513	82,737
* #	Patriot Transportation Holding, Inc.	13,772	1,067,605
*	Peerless Manufacturing Co.	3,119	101,368
	Pentair, Inc.	10,300	335,986
*	PHH Corp.	162,300	3,284,952
* #	Plug Power, Inc.	205,690	619,127
	Portec Rail Products, Inc.	16,110	169,638
*	Powell Industries, Inc.	40,991	1,562,577
*	Power-One, Inc.	36,030	93,678
	Preformed Line Products Co.	21,850	1,031,320
* #	Protection One, Inc.	29,262	256,335
	Providence & Worcester Railroad Co.	11,700	229,905
*	Quanta Services, Inc.	283,500	6,769,980
	Quipp, Inc.	600	2,295
*	RCM Technologies, Inc.	111,790	593,605
	Regal-Beloit Corp.	241,478	8,915,368
*	Republic Airways Holdings, Inc.	409,650	8,008,658
#	Robbins & Myers, Inc.	134,800	4,589,940
*	Rush Enterprises, Inc. Class A	263,181	3,900,342
*	Rush Enterprises, Inc. Class B	41,236	609,468
	Ryder System, Inc.	209,710	12,081,393
*	Saia, Inc.	132,286	1,911,533
	Schawk, Inc.	126,620	1,994,265
*	School Specialty, Inc.	10,571	322,627
	Servidyne, Inc.	18,588	115,989
	Servotronics, Inc.	5,188	100,388
*	SIFCO Industries, Inc.	5,732	77,726
#	Skywest, Inc.	330,416	7,308,802
*	SL Industries, Inc.	4,730	93,654
*	Sparton Corp.	14,236	68,048
*	Spherion Corp.	405,160	2,625,437
	Standard Register Co.	1,700	14,535
	Standex International Corp.	85,425	1,623,929
	Supreme Industries, Inc.	29,886	176,029
	Sypris Solutions, Inc.	73,995	355,916

20

*	SYS Technologies	3,200	$6,944
#	TAL International Group, Inc.	800	16,696
*	TeamStaff, Inc.	37,991	26,594
	Technology Research Corp.	29,813	87,054
	Tecumseh Products Co. Class A	13,892	294,233
*	Tecumseh Products Co. Class B	3,343	59,940
*	The Geo Group, Inc.	67	1,788
	Timken Co.	336,850	10,149,291
	Todd Shipyards Corp.	35,048	591,610
* #	TRC Companies, Inc.	93,643	474,770
	Tredegar Industries, Inc.	257,286	4,067,692
* #	Trex Co., Inc.	13,300	103,740
	Trinity Industries, Inc.	89,585	2,523,609
#	Triumph Group, Inc.	128,300	7,260,497
*	Tufco Technologies, Inc.	2,375	15,271
	Twin Disc, Inc.	8,344	169,049
	UAL Corp.	339,807	10,296,152
*	United Rentals, Inc.	264,581	5,318,078
	Universal Forest Products, Inc.	103,046	2,862,618
*	USA Truck, Inc.	11,246	149,234
#	Valmont Industries, Inc.	6,698	535,170
*	Valpey Fisher Corp.	7,717	36,656
*	Veri-Tek International Corp.	4,825	26,489
	Viad Corp.	105,500	3,657,685
#	Vicor Corp.	4,513	54,743
*	Volt Information Sciences, Inc.	128,929	2,071,889
#	Wabash National Corp.	31,000	244,900
*	Waste Connections, Inc.	6,150	186,714
	Waste Industries USA, Inc.	3,877	141,859
#	Watts Water Technologies, Inc.	77,900	2,159,388
*	WCA Waste Corp.	26,170	159,637
#	Werner Enterprises, Inc.	272,386	4,845,747
*	Westaff, Inc.	151,183	613,803
*	Willis Lease Finance Corp.	31,363	388,901
Total Industrials			385,251,596

Information Technology — (14.1%)
*	3Com Corp.	553,572	1,821,252
* #	Access Integrated Technologies, Inc.	50,986	120,327
*	Actel Corp.	253,602	3,005,184
*	ActivIdentity Corp.	412,454	1,266,234
*	Adaptec, Inc.	653,785	1,732,530
*	Advanced Energy Industries, Inc.	8,902	114,124
*	Aehr Test Systems	9,509	69,416
*	Aetrium, Inc.	100	469
	Agilysys, Inc.	254,073	3,219,105
*	Airspan Networks, Inc.	75,430	86,745
* ,	Allen Organ Co.	400	6,516
	American Software, Inc. Class A	76,237	648,015
*	Analysts International Corp.	79,589	106,649
*	Anaren, Inc.	165,131	2,087,256
*	Answerthink, Inc.	233,778	946,801
* #	Applied Digital Solutions, Inc.	551	457
* #	Applied Micro Circuits Corp.	380,812	2,829,433
* #	Ariba, Inc.	100,210	893,873

21

* #	Arris Group, Inc.	276,412	$1,589,369
*	Arrow Electronics, Inc.	467,116	15,232,653
	Astro-Med, Inc.	12,167	119,115
*	Authentidate Holding Corp.	11,716	8,318
*	Autobytel, Inc.	356,201	961,743
	Avici Systems, Inc.	149,879	1,149,572
* #	Avid Technology, Inc.	138,120	3,365,984
*	Aviza Technology, Inc.	2,209	2,065
*	Avocent Corp.	66,319	1,109,517
	AVX Corp.	559,565	7,016,945
*	Aware, Inc.	56,198	224,230
* #	Axcelis Technologies, Inc.	830,659	4,776,289
*	AXT, Inc.	229,837	1,268,700
*	BearingPoint, Inc.	305,684	495,208
	Bel Fuse, Inc. Class B	13,295	362,555
*	Bell Industries, Inc.	1,601	1,281
*	Bell Microproducts, Inc.	246,117	824,492
*	Benchmark Electronics, Inc.	269,808	4,532,774
	Black Box Corp.	45,632	1,414,592
* #	Borland Software Corp.	484,610	944,990
*	Brocade Communications Systems, Inc.	597,854	4,597,497
*	Brooks Automation, Inc.	261,600	2,636,928
*	CalAmp Corp.	162,472	443,549
*	California Micro Devices Corp.	126,838	405,882
*	CallWave, Inc.	122,324	310,703
*	Captaris, Inc.	249,383	865,359
*	Cascade Microtech, Inc.	46,280	354,968
*	Catalyst Semiconductor, Inc.	109,938	440,851
*	Catapult Communications Corp.	79,000	492,960
*	Centillium Communications, Inc.	117,553	83,463
*	CEVA, Inc.	132,271	1,128,272
*	Checkpoint Systems, Inc.	109,391	2,647,262
*	Ciber, Inc.	422,700	1,944,420
*	Ciprico, Inc.	23,332	81,662
*	Cirrus Logic, Inc.	55,407	284,792
*	CMGI, Inc.	219,565	2,522,802
	Cohu, Inc.	148,242	2,318,505
	Comarco, Inc.	38,100	175,641
# •	Commerce One, Inc.	110	—
* #	CommScope, Inc.	13,983	585,608
	Communications Systems, Inc.	31,984	362,059
*	Convergys Corp.	424,962	6,136,451
*	Credence Systems Corp.	192,349	273,136
*	CSP, Inc.	5,293	32,181
	CTS Corp.	292,338	2,835,679
*	Cyberoptics Corp.	80,960	843,603
*	Cybersource Corp.	97,465	1,423,964
*	Datalink Corp.	230	932
	Dataram Corp.	25,498	83,633
*	Digi International, Inc.	236,320	2,488,450
*	Digimarc Corp.	133,466	1,197,190
*	Diodes, Inc.	1	23
*	Ditech Networks, Inc.	262,923	717,780
*	Dot Hill Systems Corp.	348,407	1,247,297
*	Dycom Industries, Inc.	7,766	88,843

22

*	Dynamics Research Corp.	22,994	$222,122
* #	EarthLink, Inc.	46,687	337,547
* #	Echelon Corp.	41,292	463,709
*	Edgewater Technology, Inc.	78,798	472,788
*	EFJ, Inc.	54,470	73,535
*	Electro Scientific Industries, Inc.	246,939	3,997,942
* #	Electroglas, Inc.	64,236	110,486
*	Electronics for Imaging, Inc.	64,866	976,882
* #	EMCORE Corp.	186,600	2,061,930
*	EMS Technologies, Inc.	152,361	4,386,473
*	Endwave Corp.	91,562	640,934
*	Entegris, Inc.	531,533	3,747,308
*	Entertainment Distribution Co., Inc.	442,027	260,796
*	EPIQ Systems, Inc.	148,405	2,018,308
*	eSpeed, Inc.	211,044	2,450,221
*	Euronet Worldwide, Inc.	59,858	1,292,933
*	Exar Corp.	197,148	1,549,583
*	Fairchild Semiconductor Corp. Class A	283,723	3,163,511
*	Forrester Research, Inc.	13,219	352,154
	Frequency Electronics, Inc.	56,001	481,049
*	FSI International, Inc.	251,635	410,165
*	Gerber Scientific, Inc.	208,088	1,810,366
*	Globecomm Systems, Inc.	38,800	341,828
*	Greenfield Online, Inc.	170,944	2,312,872
*	GTSI Corp.	93,664	769,918
*	hi/fn, Inc.	122,306	671,460
*	Hutchinson Technology, Inc.	244,510	4,107,768
*	Hypercom Corp.	287,284	1,065,824
*	I.D. Systems, Inc.	52,169	372,487
*	iGATE Capital Corp.	205,352	1,626,388
*	Ikanos Communications	107,407	489,776
#	Imation Corp.	182,100	4,106,355
*	InFocus Corp.	99,598	178,280
	InfoSpace, Inc.	64,939	661,728
*	Ingram Micro, Inc.	640,165	9,775,320
*	Innovex, Inc.	39,169	12,534
*	Insight Enterprises, Inc.	184,730	3,238,317
	Integral Systems, Inc.	27,096	659,517
*	Integrated Device Technology, Inc.	480,930	4,035,003
*	Integrated Silicon Solution, Inc.	257,975	1,540,111
*	International Rectifier Corp.	264,451	6,021,549
*	Internet Capital Group, Inc.	436,786	3,800,038
*	Interphase Corp.	57,888	329,962
	Intersil Corp.	394,112	9,170,986
*	Interwoven, Inc.	445,026	6,030,102
*	Intest Corp.	59,634	127,617
*	Intevac, Inc.	17,500	224,700
*	IntriCon Corp.	6,600	45,078
*	Iomega Corp.	422,500	1,288,625
*	iPass, Inc.	32,405	90,086
*	IXYS Corp.	126,813	894,032
	Jabil Circuit, Inc.	35,027	452,549
*	Jaco Electronics, Inc.	10,228	12,069
*	JDA Software Group, Inc.	264,913	4,522,065
*	JDS Uniphase Corp.	542,960	7,139,924

23

*	Jupitermedia Corp.	31,400	$103,306
	Keithley Instruments, Inc.	51,874	469,460
* #	Kemet Corp.	588,300	2,917,968
*	Key Tronic Corp.	102,635	326,379
* #	Keynote Systems, Inc.	73,911	801,195
*	Kopin Corp.	175,791	478,152
*	Kratos Defense & Security Solutions, Inc.	133,398	242,784
*	KVH Industries, Inc.	68,438	594,042
* #	L-1 Identity Solutions, Inc.	314,248	3,758,406
*	Lattice Semiconductor Corp.	881,000	2,272,980
* #	Lawson Software, Inc.	155,100	1,209,780
*	Leadis Technolgies, Inc.	33,121	65,580
*	LeCroy Corp.	144,450	1,139,711
*	Lionbridge Technologies, Inc.	33,559	119,134
*	LookSmart, Ltd.	87,372	315,413
*	Loral Space & Communications, Inc.	45,334	1,099,803
*	Management Network Group, Inc.	164,713	352,486
*	Manatron, Inc.	2,900	33,408
*	Mastec, Inc.	96,946	844,400
#	Maximus, Inc.	144,400	5,244,608
*	Mercury Computer Systems, Inc.	100,582	644,731
*	Merix Corp.	204,638	556,615
	Methode Electronics, Inc.	373,933	3,982,386
*	Microtune, Inc.	96,102	484,354
*	MIPS Technologies, Inc.	2,000	7,420
*	MIVA, Inc.	85,816	180,214
*	MKS Instruments, Inc.	365,093	7,334,718
*	Moldflow Corp.	62,210	1,036,419
* #	MoSys, Inc.	2,015	9,471
*	MPS Group, Inc.	544,200	6,203,880
* #	MRV Communications, Inc.	178,360	285,376
*	MSC. Software Corp.	110,027	1,394,042
*	Multi-Fineline Electronix, Inc.	56,208	1,195,544
*	Nanometrics, Inc.	137,598	876,499
*	Napco Security Systems, Inc.	2,743	15,087
*	NeoMagic Corp.	4,602	6,075
*	NetScout Systems, Inc.	303,559	2,820,063
*	Network Engines, Inc.	4,108	5,916
* #	Network Equipment Technologies, Inc.	154,841	882,594
*	Newport Corp.	229,940	2,416,669
*	Novellus Systems, Inc.	87,858	1,939,905
*	Nu Horizons Electronics Corp.	173,639	1,031,419
	O.I. Corp.	4,539	46,616
* #	OmniVision Technologies, Inc.	231,889	3,677,760
	Openwave Systems, Inc.	339,370	699,102
*	Oplink Communications, Inc.	123,878	1,539,804
*	OPNET Technologies, Inc.	130,497	1,038,756
*	Optical Cable Corp.	65,171	267,853
*	OSI Systems, Inc.	87,630	1,853,375
*	Overland Storage, Inc.	59,487	79,713
*	Packeteer, Inc.	35,605	159,154
*	Palm, Inc.	155,732	1,007,586
*	PAR Technology Corp.	59,733	473,085
	Park Electrochemical Corp.	85,950	2,024,123
* #	PC Connection, Inc.	280,805	2,788,394

24

*	PC-Tel, Inc.	112,140	$749,095
*	PDF Solutions, Inc.	1,192	6,794
	Pegasystems, Inc.	332,020	3,120,988
*	Perceptron, Inc.	82,835	977,453
*	Performance Technologies, Inc.	71,536	335,504
*	Pericom Semiconductor Corp.	312,672	4,167,918
*	Perot Systems Corp.	370,570	5,110,160
*	Pervasive Software, Inc.	223,792	857,123
*	Phoenix Technologies, Ltd.	165,923	2,739,389
*	Photon Dynamics, Inc.	31	321
*	Photronics, Inc.	386,565	3,892,710
*	Planar Systems, Inc.	157,046	731,834
*	PlanetOut, Inc.	4,127	15,600
* #	PLATO Learning, Inc.	109,961	417,852
* #	Plexus Corp.	80,939	2,004,859
*	PLX Technology, Inc.	22,806	147,327
* #	Powerwave Technologies, Inc.	227,082	649,455
* •	Price Communications Liquidation Trust	262,880	35,904
	Qualstar Corp.	1,100	3,850
*	Quantum Corp.	902,850	2,257,125
*	QuickLogic Corp.	107,216	320,576
*	RadiSys Corp.	149,942	1,425,948
*	RealNetworks, Inc.	649,806	3,801,365
	Relm Wireless Corp.	3,682	8,285
*	RF Micro Devices, Inc.	202,753	638,672
*	RF Monolithics, Inc.	24,664	130,966
	Richardson Electronics, Ltd.	120,302	519,705
*	Rofin-Sinar Technologies, Inc.	15,098	594,408
*	Rudolph Technologies, Inc.	46,102	401,548
*	S1 Corp.	779,128	5,516,226
*	Safeguard Scientifics, Inc.	324,720	500,069
*	Sanmina-SCI Corp.	462,629	763,338
*	SCM Microsystems, Inc.	104,595	311,693
*	Seachange International, Inc.	410,714	2,423,213
*	Secure Computing Corp.	373,702	3,034,460
*	Selectica, Inc.	125,715	184,801
* #	Semitool, Inc.	126,850	997,041
*	SI International, Inc.	54,780	1,362,926
*	Sigmatel, Inc.	137,179	399,191
*	Silicon Image, Inc.	37,376	171,182
*	Silicon Storage Technology, Inc.	805,599	2,279,845
* #	Skyworks Solutions, Inc.	990,272	8,179,647
*	Sonic Solutions, Inc.	15,900	143,577
*	SonicWALL, Inc.	442,037	3,682,168
*	Spectrum Control, Inc.	75,711	682,156
*	Standard Microsystems Corp.	151,436	4,293,211
	StarTek, Inc.	44,869	386,322
* #	STEC, Inc.	225,333	1,640,424
*	SumTotal Systems, Inc.	84,189	382,218
*	Sunair Electronics, Inc.	2,400	4,056
*	SupportSoft, Inc.	129,756	455,444
*	Sycamore Networks, Inc.	1,231,012	4,296,232
*	Sykes Enterprises, Inc.	167,780	2,817,026
*	Symmetricom, Inc.	390,909	1,336,909
*	SYNNEX Corp.	223,900	4,659,359

25

*	Tech Data Corp.	205,716	$6,860,629
	Technitrol, Inc.	212,464	4,676,333
*	Technology Solutions Co.	27,160	70,888
*	TechTeam Global, Inc.	119,139	1,042,466
*	TeleCommunication Systems, Inc.	20,562	63,742
*	Tellabs, Inc.	1,098,603	7,228,808
*	Telular Corp.	52,921	186,282
*	Tessco Technologies, Inc.	51,141	833,087
*	Think Partnership, Inc.	279,291	284,877
*	TIBCO Software, Inc.	99,483	701,355
*	Tier Technologies, Inc. Class B	212,962	1,714,344
*	Tollgrade Communications, Inc.	160,126	883,896
* #	Track Data Corp.	66,133	110,442
*	Transact Technologies, Inc.	3,200	15,616
* #	Triquint Semiconductor, Inc.	992,310	4,683,703
	TSR, Inc.	5,164	21,921
*	TTM Technologies, Inc.	210,183	2,316,217
*	Ultra Clean Holdings, Inc.	15,400	147,840
*	Ultratech, Inc.	26,810	258,180
* #	UTStarcom, Inc.	243,184	685,779
*	Vicon Industries, Inc.	36,465	198,734
*	Video Display Corp.	6,870	54,204
*	Vignette Corp.	275,116	3,480,217
*	Virage Logic Corp.	23,661	151,904
*	Vishay Intertechnology, Inc.	378,147	3,452,482
*	Website Pros, Inc.	64,308	709,960
*	Westell Technologies, Inc.	246,204	433,319
*	White Electronics Designs Corp.	302,357	1,266,876
*	Winland Electronics, Inc.	11,931	27,262
*	Wireless Telecom Group, Inc.	149,789	245,654
*	WPCS International, Inc.	18,835	122,051
* #	X-Rite, Inc.	30,475	249,590
*	ZILOG, Inc.	54,472	181,936
*	Zones, Inc.	1,550	14,384
*	Zoran Corp.	324,124	4,450,223
*	Zygo Corp.	110,126	1,403,005
Total Information Technology			419,350,120

Materials — (8.7%)
	A. Schulman, Inc.	283,604	5,796,866
	A.M. Castle & Co.	86,742	1,928,275
	Airgas, Inc.	7,900	383,861
	Albemarle Corp.	28,740	1,090,396
*	American Pacific Corp.	33,998	547,708
	Arch Chemicals, Inc.	156,100	5,449,451
	Ashland, Inc.	225,223	9,948,100
* #	Basin Water, Inc.	11,600	90,132
	Bemis Co., Inc.	222,325	5,518,107
*	Brush Engineered Materials, Inc.	70,500	1,958,490
*	Buckeye Technologies, Inc.	215,900	2,333,879
#	Calgon Carbon Corp.	147,246	2,406,000
*	Caraustar Industries, Inc.	154,471	339,836
	Chemtura Corp.	600,883	4,963,294
	Chesapeake Corp.	39,900	139,650
	Commercial Metals Co.	477,600	14,547,696

26

*	Continental Materials Corp.	50	$1,173
*	Core Molding Technologies, Inc.	10,613	75,352
	Cytec Industries, Inc.	161,170	9,231,818
	Ferro Corp.	239,088	3,849,317
	Friedman Industries, Inc.	55,040	282,906
	Gibraltar Industries, Inc.	129,897	1,419,774
	Glatfelter Co.	333,300	4,389,561
*	Graphic Packaging Corp.	1,214,752	3,741,436
	Greif, Inc. Class A	152,400	9,965,436
	H.B. Fuller Co.	152,982	3,480,341
* #	Headwaters, Inc.	185,644	2,275,995
#	Kronos Worldwide, Inc.	40,656	752,136
	Louisiana-Pacific Corp.	366,300	3,985,344
*	Material Sciences Corp.	167,639	1,237,176
	Minerals Technologies, Inc.	137,319	8,277,589
*	Mod-Pac Corp.	18,679	115,623
	Myers Industries, Inc.	282,684	3,440,264
	Neenah Paper, Inc.	42,651	1,111,059
	NewMarket Corp.	125,747	8,418,762
#	NL Industries, Inc.	77,000	836,220
	NN, Inc.	177,393	1,727,808
*	Northern Technologies International Corp.	16,790	132,305
*	Northwest Pipe Co.	100,284	4,185,854
	Olin Corp.	240,400	4,620,488
	Olympic Steel, Inc.	104,913	4,332,907
* #	OM Group, Inc.	150,700	9,121,871
	Penford Corp.	39,644	867,807
* #	Peoplesupport, Inc.	37,746	438,231
*	PolyOne Corp.	28,000	182,000
	Quaker Chemical Corp.	85,492	2,009,062
*	Ready Mix, Inc.	9,185	55,110
	Reliance Steel & Aluminum Co.	197,815	10,980,711
*	Rock of Ages Corp.	7,450	36,282
	Rock-Tenn Co. Class A	268,321	7,199,052
*	Rockwood Holdings, Inc.	32,400	994,356
*	Rosetta Resources, Inc.	245,739	5,027,820
	RPM International, Inc.	77,600	1,622,616
	Schnitzer Steel Industries, Inc. Class A	137,833	9,023,927
	Schweitzer-Maudoit International, Inc.	127,203	2,921,853
	Sensient Technologies Corp.	348,163	9,379,511
*	Smurfit-Stone Container Corp.	901,708	7,168,579
	Spartech Corp.	267,100	3,784,807
#	Steel Dynamics, Inc.	213,000	12,409,380
	Stepan Co.	40,557	1,382,994
* #	Stillwater Mining Co.	117,000	2,402,010
#	Synalloy Corp.	15,889	207,193
*	Terra Industries, Inc.	224,540	10,151,453
#	Tronox, Inc. Class A	37,312	166,785
#	Tronox, Inc. Class B	24,404	107,622
*	U.S. Concrete, Inc.	371,253	1,481,299
*	U.S. Gold Corp.	3,380	11,864
*	United States Lime & Minerals, Inc.	507	15,185
*	Universal Stainless & Alloy Products, Inc.	44,949	1,366,000
	Valspar Corp.	265,214	5,752,492
	Wausau Paper Corp.	450,410	3,531,214

27

#	Westlake Chemical Corp.	55,433	$894,689
#	Worthington Industries, Inc.	425,180	7,478,916
Total Materials			257,501,076

Other — (0.0%)
* •	ePresence, Inc. Escrow Shares	49,500	1,485
* •	Petrocorp, Inc. Escrow Shares	4,900	294
Total Other			1,779

Telecommunication Services — (0.8%)
*	Arbinet-thexchange, Inc.	79,079	395,395
	CenturyTel, Inc.	438,875	15,882,886
	D&E Communications, Inc.	120,996	1,317,646
*	General Communications, Inc. Class A	122,490	709,217
	IDT Corp.	39,849	233,117
#	IDT Corp. Class B	295,023	1,728,835
* #	LCC International, Inc. Class A	169,617	278,172
* #	Nextwave Wireless, Inc.	88,275	475,802
*	Point.360	7,043	12,325
	SureWest Communications	165,743	2,083,390
*	USA Mobility, Inc.	27,596	289,758
*	Xeta Corp.	77,411	325,900
Total Telecommunication Services			23,732,443

Utilities — (0.0%)
*	Maine & Maritimes Corp.	1,878	60,472
	Middlesex Water Co.	5,959	112,327
	Southern Union Co.	1	13
	Unitil Corp.	6,818	182,722
Total Utilities			355,534

TOTAL COMMON STOCKS			2,555,374,371

RIGHTS/WARRANTS — (0.0%)
*	Del Global Technologies Corp. Warrants 03/28/08	131	131
*	Security Bank Corp. Rights 03/10/08	110,079	6,191
TOTAL RIGHTS/WARRANTS			6,322

TEMPORARY CASH INVESTMENTS — (1.1%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	31,474,994	31,474,994

Face
Amount
(000)
SECURITIES LENDING COLLATERAL — (13.0%)
@	Repurchase Agreement, Deutsche Bank Securities Inc. 3.15%, 03/03/08 (Collateralized by $ $456,577,799 FHLMC, rates ranging from 5.000% to 7.000%, dates ranging from 04/01/27 to 02/01/38; FNMA, rates ranging from 3.636% to 6.066%(r), dates ranging from 09/01/33 to 04/01/44 & GNMA 5.500%, 12/15/34 & 7.000%, 09/15/36, valued at $348,496,469 ) to be repurchased at $338,434,902	$338,346	338,346,086

28

@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $26,861,766 FNMA 5.000%, 10/01/33, valued at $15,086,929 ) to be repurchased at $14,593,541	$14,590	$14,589,711
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $ $92,697,657 FNMA 5.830%(r), 09/01/17 & 6.145%(r), 10/01/36, valued at $35,206,305 ) to be repurchased at $34,189,897	34,181	34,180,868

TOTAL SECURITIES LENDING COLLATERAL			387,116,665

TOTAL INVESTMENTS - (100.0%) (Cost $2,784,094,168) ##			$2,973,972,352

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,586,811,488
Level 2 – Other Significant Observable Inputs	387,160,864
Level 3 – Significant Unobservable Inputs	—
Total	$2,973,972,352

29

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value

COMMON STOCKS — (80.2%)
Consumer Discretionary — (10.7%)
*	1-800-FLOWERS.COM, Inc.	65,697	$528,204
*	4Kids Entertainment, Inc.	29,400	348,096
* #	99 Cents Only Stores	54,066	502,273
*	A.C. Moore Arts & Crafts, Inc.	46,043	394,589
	Aaron Rents, Inc.	40,440	793,433
	Aaron Rents, Inc. Class A	4,775	87,144
* #	AbitibiBowater Canada, Inc.	99	1,025
*	Acme Communications, Inc.	38,009	111,746
	Acme United Corp.	9,377	126,683
*	AFC Enterprises, Inc.	42,389	320,037
*	Aftermarket Technology Corp.	53,692	1,006,725
*	AH Belo Corp. Series A	15,620	190,095
	Aldila, Inc.	16,849	273,796
*	Alloy, Inc.	33,199	255,300
	Ambassadors Group, Inc.	7,926	142,192
* #	AMDL, Inc.	34,100	104,005
	American Axle & Manufacturing Holdings, Inc.	72,022	1,417,393
	American Greetings Corp. Class A	49,200	925,944
*	America’s Car-Mart, Inc.	31,999	348,789
#	Ameristar Casinos, Inc.	50,728	983,616
*	AnnTaylor Stores Corp.	51,575	1,238,831
	Arbitron, Inc.	11,100	465,312
#	Arctic Cat, Inc.	32,998	249,465
	Ark Restaurants Corp.	6,341	195,303
	ArvinMeritor, Inc.	73,824	833,473
	Asbury Automotive Group, Inc.	52,900	741,658
*	Ashworth, Inc.	24,900	84,162
*	Audible, Inc.	62,406	714,549
*	Audiovox Corp. Class A	27,266	245,394
* #	Avatar Holdings, Inc.	23,017	991,572
*	Bakers Footwear Group, Inc.	3,238	6,865
*	Ballantyne of Omaha, Inc.	42,200	208,046
* #	Bally Technologies, Inc.	24,500	928,795
#	Barnes & Noble, Inc.	7,900	222,148
*	Barry (R.G.) Corp.	24,637	196,603
	Bassett Furniture Industries, Inc.	2,658	31,205
	Beasley Broadcast Group, Inc.	20,862	115,784
	Bebe Stores, Inc.	80,640	984,614
	Belo Corp. Class A	78,100	919,237
*	Benihana, Inc.	12,179	134,943
*	Benihana, Inc. Class A	15,382	164,741
#	Big 5 Sporting Goods Corp.	23,960	221,630
* #	Big Dog Holdings, Inc.	23,856	253,351

1

*	Big Lots, Inc.	109,900	$1,851,815
* #	BJ’s Restaurants, Inc.	58,868	798,250
#	Blockbuster, Inc. Class A	71,500	217,360
*	Blockbuster, Inc. Class B	99,800	276,446
* #	Blue Nile, Inc.	1,400	61,824
*	Bluegreen Corp.	55,197	466,967
	Blyth, Inc.	35,438	702,736
	Bob Evans Farms, Inc.	45,970	1,330,831
#	Bon-Ton Stores, Inc.	25,354	145,025
	Books-A-Million, Inc.	50,371	417,576
#	Borders Group, Inc.	10,600	98,156
	BorgWarner, Inc.	25,000	1,077,750
	Bowl America, Inc. Class A	1,400	21,560
	Brown Shoe Company, Inc.	42,450	623,166
*	Buca, Inc.	1,632	669
	Buckle, Inc.	32,700	1,484,580
* #	Buffalo Wild Wings, Inc.	30,762	712,756
* #	Build-A-Bear-Workshop, Inc.	13,300	154,546
#	Building Materials Holding Corp.	23,000	132,940
* #	Cabela’s, Inc.	80,903	1,096,236
*	Cache, Inc.	45,531	453,489
* #	California Coastal Communities, Inc.	21,707	110,923
* #	California Pizza Kitchen, Inc.	68,919	960,731
	Callaway Golf Co.	76,900	1,171,956
	Canterbury Park Holding Corp.	5,325	53,782
* #	Career Education Corp.	2,600	38,610
	Carmike Cinemas, Inc.	31,053	224,513
*	Carriage Services, Inc.	54,857	433,370
*	Carter’s, Inc.	33,600	518,448
* #	Casual Male Retail Group, Inc.	52,166	201,361
	Cato Corp. Class A	65,138	1,020,061
*	Cavalier Homes, Inc.	41,999	71,398
* #	Cavco Industries, Inc.	16,698	550,032
	CBRL Group, Inc.	16,800	611,856
* #	CEC Entertainment, Inc.	20,100	539,283
* #	Champion Enterprises, Inc.	132,457	1,176,218
	Charles and Colvard, Ltd.	24,150	30,912
*	Charlotte Russe Holding, Inc.	58,600	1,140,942
* #	Charter Communications, Inc.	219,385	211,048
*	Cheesecake Factory, Inc.	76,330	1,596,060
#	Cherokee, Inc.	12,868	435,582
*	Chicos FAS, Inc.	37,200	346,332
	Choice Hotels International, Inc.	12,200	395,890
	Christopher & Banks Corp.	87,234	942,127
*	Chromcraft Revington, Inc.	4,000	18,000
	Churchill Downs, Inc.	33,227	1,512,825
#	Citadel Broadcasting Co.	2,671	2,805
* #	Citi Trends, Inc.	13,799	200,223
#	CKE Restaurants, Inc.	42,400	469,792
	Coachmen Industries, Inc.	8,600	38,098
	Coast Distribution System, Inc.	1,827	9,866
	Cobra Electronics Corp.	3,100	14,849
*	Coinstar, Inc.	29,600	863,136
* #	Coldwater Creek, Inc.	37,220	205,827
	Collectors Universe, Inc.	23,064	214,726

2

#	Columbia Sportswear Co.	12,200	$504,226
*	Concord Camera Corp.	17,675	77,240
* #	Conn’s, Inc.	55,246	704,386
#	Cooper Tire & Rubber Co.	72,500	1,310,075
* #	Corinthian Colleges, Inc.	135,786	1,079,499
	Courier Corp.	23,526	640,142
*	Cox Radio, Inc.	40,900	449,491
	CPI Corp.	7,751	128,512
	Craftmade International, Inc.	11,921	113,607
* #	Crown Media Holdings, Inc.	121,077	670,767
* #	CSK Auto Corp.	51,100	463,477
	CSS Industries, Inc.	27,260	951,647
*	Culp, Inc.	31,178	227,599
* #	Cumulus Media, Inc. Class A	8,200	45,100
*	Cybex International, Inc.	46,559	188,564
*	Cycle Country Accessories Corp.	5,442	10,666
*	Deckers Outdoor Corp.	17,200	1,903,008
*	dELiA*s, Inc.	27,602	54,928
	Delta Apparel, Inc.	3,759	33,342
*	Design Within Reach, Inc.	35,810	86,302
	DeVry, Inc.	56,680	2,490,519
*	DG Fastchannel, Inc.	47,553	960,095
*	Diedrich Coffee, Inc.	13,962	44,399
#	Dillards, Inc. Class A	19,300	285,447
* #	Directed Electronics, Inc.	2,299	5,058
*	Dixie Group, Inc.	25,476	224,444
*	Dorman Products, Inc.	12,800	134,400
#	Dover Downs Gaming & Entertainment, Inc.	37,807	344,800
	Dover Motorsports, Inc.	41,251	285,044
*	Drew Industries, Inc.	48,075	1,296,102
*	drugstore.com, Inc.	248,155	694,834
*	Duckwall-ALCO Stores, Inc.	2,500	39,175
	Educational Development Corp.	900	5,058
*	Einstein Noah Restaurant Group, Inc.	42,281	651,550
*	Emerson Radio Corp.	55,496	59,936
	Emmis Communications Corp. Class A	55,945	165,597
* #	Enova Systems, Inc.	900	4,050
	Entercom Communications Corp.	27,400	306,058
*	Entravision Communications Corp.	72,376	419,781
	Escalade, Inc.	3,100	28,210
#	Ethan Allen Interiors, Inc.	22,300	607,452
*	Famous Dave’s of America, Inc.	26,716	271,167
*	Flanigan’s Enterprises, Inc.	1,877	15,110
* #	Fleetwood Enterprises, Inc.	102,567	436,935
	Flexsteel Industries, Inc.	1,236	16,290
*	Fossil, Inc.	76,325	2,456,138
*	Franklin Covey Co.	63,637	491,278
*	Franklin Electronic Publishers, Inc.	24,009	52,580
*	Frederick’s of Hollywood Group	21,250	69,275
#	Fred’s, Inc.	71,254	625,610
	Frisch’s Restaurants, Inc.	1,100	23,760
	FTD Group, Inc.	70,100	966,679
*	Fuel Systems Solutions, Inc.	43,178	446,461
*	Full House Resorts, Inc.	45,726	101,969
#	Furniture Brands International, Inc.	38,100	495,300

3

*	Gaiam, Inc.	6,300	$134,064
*	GameStop Corp. Class A	40,089	1,698,170
*	GameTech International, Inc.	32,904	191,501
* #	Gaming Partners International Corp.	8,100	62,127
* #	Gander Mountain Co.	51,400	290,410
*	Gaylord Entertainment Co.	7,500	225,675
* #	Gemstar-TV Guide International, Inc.	6,755	32,019
* #	Genesco, Inc.	28,300	847,585
* #	Gentek, Inc.	22,868	628,870
*	Getty Images, Inc.	7,500	241,200
*	G-III Apparel Group, Ltd.	42,550	556,979
*	Gottschalks, Inc.	34,117	78,469
	Gray Television, Inc.	54,900	318,420
*	Great Wolf Resorts, Inc.	80,568	553,502
#	Group 1 Automotive, Inc.	34,700	850,150
* #	GSI Commerce, Inc.	37,390	541,033
* #	Gymboree Corp.	10,100	399,859
#	Handleman Co.	32,897	43,095
*	Harris Interactive, Inc.	113,498	307,580
	Harte-Hanks, Inc.	14,700	248,577
*	Hartmarx Corp.	53,000	132,500
*	Hastings Entertainment, Inc.	7,100	58,220
#	Haverty Furniture Co., Inc.	46,300	454,666
*	Hawk Corp.	23,607	441,451
*	Hayes Lemmerz International, Inc.	257,760	819,677
* #	Hibbett Sporting Goods, Inc.	14,682	231,976
*	Hollywood Media Corp.	100,963	268,562
#	Hooker Furniture Corp.	28,474	583,432
*	Hot Topic, Inc.	38,825	178,207
*	Iconix Brand Group, Inc.	57,003	1,184,522
#	IHOP Corp.	12,300	563,094
	ILX Resorts, Inc.	2,800	15,820
*	Image Entertainment, Inc.	45,665	97,723
*	Infosonics Corp.	3,600	4,788
	Interactive Data Corp.	45,600	1,334,256
	Interface, Inc. Class A	27,465	460,313
*	Interstate Hotels & Resorts, Inc.	90,090	447,747
* #	INVESTools, Inc.	54,800	634,036
* #	iRobot Corp.	50,459	924,409
* #	Isle of Capri Casinos, Inc.	58,200	526,710
	J. Alexander’s Corp.	20,185	156,232
*	Jack in the Box, Inc.	44,600	1,171,642
	Jackson Hewitt Tax Service, Inc.	33,402	699,104
*	Jakks Pacific, Inc.	39,400	1,101,230
* #	Jarden Corp.	25,716	619,498
*	Jennifer Convertibles, Inc.	5,125	10,506
*	Jo-Ann Stores, Inc.	71,278	1,176,087
	Johnson Outdoors, Inc.	20,088	371,628
	Jones Apparel Group, Inc.	7,900	111,469
* #	Jos. A. Bank Clothiers, Inc.	49,597	1,129,820
	Journal Communications, Inc. Class A	114,766	790,738
#	Journal Register Co.	13,900	13,900
	Kenneth Cole Productions, Inc. Class A	32,890	489,074
	Kimball International, Inc. Class B	32,400	338,580
* #	Knology, Inc.	73,318	895,946

4

*	Kona Grill, Inc.	15,701	$152,771
	Koss Corp.	2,803	54,518
*	KSW, Inc.	17,945	114,669
#	K-Swiss, Inc. Class A	22,100	320,671
	LaCrosse Footwear, Inc.	2,200	36,850
*	Lakeland Industries, Inc.	15,065	158,333
*	Lakes Entertainment, Inc.	65,100	382,788
#	Landry’s Restaurants, Inc.	14,850	263,290
*	Lazare Kaplan International, Inc.	21,208	212,080
#	La-Z-Boy, Inc.	106,090	894,339
*	Leapfrog Enterprises, Inc.	23,000	131,100
* #	Lear Corp.	23,468	647,247
#	Lee Enterprises, Inc.	8,339	85,975
*	Lenox Group, Inc.	40,500	74,925
#	Libbey, Inc.	38,600	600,230
* #	LIFE TIME FITNESS, Inc.	29,000	842,740
#	Lifetime Brands, Inc.	36,935	381,539
*	Lin TV Corp.	53,300	547,391
*	Lincoln Educational Services	69,428	833,136
#	Lithia Motors, Inc. Class A	24,300	249,804
*	Live Nation, Inc.	59,000	700,330
* #	LKQ Corp.	105,800	2,247,192
* #	Lodgenet Entertainment Corp.	44,920	418,205
*	Lodgian, Inc.	56,866	508,951
*	Luby’s, Inc.	74,291	679,763
*	Mace Security International, Inc.	32,100	56,175
*	Maidenform Brands, Inc.	37,511	464,011
#	Marine Products Corp.	70,385	515,218
* #	MarineMax, Inc.	35,800	439,624
* #	Martha Stewart Living Omnimedia, Inc.	14,000	98,560
#	Matthews International Corp. Class A	23,300	1,045,238
*	Max & Erma’s Restaurants, Inc.	2,005	5,233
*	McCormick & Schmick’s Seafood Restaurants, Inc.	1,658	17,973
	MDC Holdings, Inc.	57,493	2,407,807
*	Meade Instruments Corp.	21,029	32,174
#	Media General, Inc. Class A	33,600	524,160
*	Mediacom Communications Corp.	48,064	210,040
*	Midas, Inc.	35,367	535,103
	Modine Manufacturing Co.	82,950	1,035,216
	Monaco Coach Corp.	66,350	648,903
*	Monarch Casino & Resort, Inc.	45,395	754,465
	Monro Muffler Brake, Inc.	50,769	850,381
* #	Morgans Hotel Group	79,041	1,212,489
*	Morton’s Restaurant Group, Inc.	62,086	481,166
*	Mothers Work, Inc.	7,150	143,429
	Movado Group, Inc.	29,879	575,470
* #	MTR Gaming Group, Inc.	56,200	316,968
* #	Multimedia Games, Inc.	83,000	581,000
*	Nathan’s Famous, Inc.	18,511	294,325
*	National Lampoon, Inc.	19,260	37,557
	National Presto Industries, Inc.	2,400	125,760
#	Nautilus Group, Inc.	41,150	172,418
* #	Navarre Corp.	61,740	101,871
* #	Netflix, Inc.	33,200	1,048,456
	New Frontier Media, Inc.	64,690	326,684

5

*	New Motion, Inc.	23,790	$121,329
*	New York & Co., Inc.	37,700	218,660
*	Nobel Learning Communities, Inc.	5,800	75,748
	Nobility Homes, Inc.	6,243	103,634
	Noble International, Ltd.	57,404	626,278
* #	Nutri/System, Inc.	27,200	389,232
#	Orleans Homebuilders, Inc.	16,886	84,599
	O’Charleys, Inc.	51,557	582,079
*	Outdoor Channel Holdings, Inc.	62,189	457,089
* #	Overstock.com, Inc.	37,458	383,944
#	Oxford Industries, Inc.	14,000	295,960
*	P & F Industries, Inc. Class A	1,200	8,370
*	P.F. Chang’s China Bistro, Inc.	4,300	122,679
* #	Pacific Sunwear of California, Inc.	39,825	444,447
* #	Palm Harbor Homes, Inc.	56,114	282,815
* #	Panera Bread Co.	10,200	381,174
* #	Papa John’s International, Inc.	5,000	130,750
* #	PC Mall, Inc.	38,100	305,181
	Pennichuck Corp.	10,981	252,563
#	Penske Automotive Group, Inc.	119,520	2,156,141
*	Perry Ellis International, Inc.	33,267	651,701
* #	PetMed Express, Inc.	58,177	666,127
	Phillips-Van Heusen Corp.	13,600	496,536
*	Phoenix Footwear Group, Inc.	11,828	21,645
*	Pinnacle Entertainment, Inc.	82,730	1,295,552
*	Playboy Enterprises, Inc. Class A	2,050	16,953
* #	Playboy Enterprises, Inc. Class B	76,391	615,711
* #	PokerTek, Inc.	26,393	130,645
#	Polaris Industries, Inc.	16,700	637,606
*	Pomeroy IT Solutions, Inc.	11,142	73,203
* #	Premier Exhibitions, Inc.	48,414	231,419
	Pre-Paid Legal Services, Inc.	9,900	471,735
* #	Priceline.com, Inc.	38,388	4,377,000
#	PRIMEDIA, Inc.	96,514	745,088
* #	Princeton Review, Inc.	73,814	612,656
* #	Progressive Gaming International Corp.	71,932	184,865
*	Proliance International, Inc.	41,546	115,498
*	QEP Co., Inc.	5,500	50,765
*	Quiksilver, Inc.	136,080	1,224,720
*	Radio One, Inc. Class D	217,147	273,605
* #	Rainmaker Systems, Inc.	56,518	162,207
*	RC2 Corp.	28,838	534,945
#	RCN Corp.	93,814	1,041,335
*	Reading International, Inc. Class A	3,585	34,093
*	Reading International, Inc. Class B	2,340	23,400
*	Red Lion Hotels Corp.	48,400	387,684
* #	Red Robin Gourmet Burgers, Inc.	41,456	1,381,728
* #	RedEnvelope, Inc.	7,991	13,585
*	Regent Communications, Inc.	30,165	27,450
	Regis Corp.	60,100	1,505,505
*	Rentrak Corp.	29,530	327,783
*	Restoration Hardware, Inc.	75,100	325,183
*	Retail Ventures, Inc.	63,696	428,674
*	Rex Stores Corp.	18,425	342,152
*	Riviera Holdings Corp.	3,300	75,273

6

*	Rockford Corp.	22,977	$30,789
* #	Rocky Brands, Inc.	12,291	69,690
*	Rubio’s Restaurants, Inc.	29,588	194,689
	Ruby Tuesday, Inc.	36,000	255,960
	Russ Berrie & Co., Inc.	22,800	297,768
* #	Ruth’s Chris Steak House, Inc.	42,500	297,075
	Ryland Group, Inc.	40,156	1,136,013
*	Saga Communications, Inc. Class A	46,842	272,620
	Salem Communications Corp.	43,870	144,771
	Sauer-Danfoss, Inc.	47,319	1,006,002
*	Scholastic Corp.	56,179	1,958,962
	Service Corp. International	188,300	2,033,640
	Shiloh Industries, Inc.	40,616	378,541
* #	Shuffle Master, Inc.	30,420	250,661
*	Silverleaf Resorts, Inc.	1,947	6,464
	Sinclair Broadcast Group, Inc. Class A	52,400	483,652
*	Skechers U.S.A., Inc. Class A	34,368	731,695
#	Skyline Corp.	23,368	658,978
* #	Smith & Wesson Holding Corp.	46,800	239,616
	Sonesta International Hotels Corp. Class A	1,100	32,307
	Sonic Automotive, Inc.	23,600	419,608
* #	Sonic Corp.	46,159	984,571
	Sotheby’s Class A	1,300	43,836
* #	Source Interlink Companies, Inc.	68,652	116,022
* #	Spanish Broadcasting System, Inc.	92,252	138,378
	Spartan Motors, Inc.	51,129	415,679
	Speedway Motorsports, Inc.	66,470	1,940,924
*	Sport Chalet, Inc. Class A	29,625	131,831
*	Sport Chalet, Inc. Class B	877	3,771
	Sport Supply Group, Inc.	38,203	433,986
*	Sport-Haley, Inc.	100	231
	Stage Stores, Inc.	51,988	658,168
*	Stamps.com, Inc.	53,635	474,670
	Standard Motor Products, Inc.	40,400	299,364
	Stanley Furniture, Inc.	2,451	32,255
*	Steinway Musical Instruments, Inc.	21,500	531,265
*	Steven Madden, Ltd.	43,188	727,286
#	Stewart Enterprises, Inc.	106,400	635,208
*	Stoneridge, Inc.	56,574	609,868
	Strattec Security Corp.	5,500	205,480
	Strayer Education, Inc.	10,200	1,588,140
	Sturm Ruger & Co., Inc.	64,636	510,624
* #	Sun-Times Media Group, Inc. Class A	31,851	28,029
#	Superior Industries International, Inc.	63,300	1,098,888
	Superior Uniform Group, Inc.	9,036	89,456
* #	Syntax-Brillian Corp.	18,368	13,050
#	Systemax, Inc.	91,905	995,331
	Tandy Brand Accessories, Inc.	21,735	132,149
*	Tandy Leather Factory, Inc.	25,713	70,711
*	Tarragon Corp.	33,520	58,660
#	Tempur-Pedic International, Inc.	26,311	458,338
*	Tenneco Automotive, Inc.	49,900	1,259,975
*	Texas Roadhouse, Inc.	55,400	515,220
* #	The Children’s Place Retail Stores, Inc.	25,300	540,408
*	The Dress Barn, Inc.	78,300	1,031,994

7

*	The Hallwood Group, Inc.	100	$6,552
	The Marcus Corp.	51,770	825,214
#	The Men’s Wearhouse, Inc.	48,651	1,120,919
	The Pep Boys - Manny, Moe & Jack	61,400	702,416
* #	The Steak n Shake Co.	78,682	656,208
#	Thor Industries, Inc.	12,000	365,760
*	Timberland Co. Class A	31,859	478,522
* #	TiVo, Inc.	76,647	665,296
*	Tractor Supply Co.	11,700	438,048
*	Trans World Entertainment Corp.	28,692	114,481
#	Triarc Companies, Inc. Class A	19,400	168,392
	Triarc Companies, Inc. Class B	10,100	85,042
*	Triple Crown Media, Inc.	11,773	46,503
* #	True Religion Apparel, Inc.	51,434	1,050,797
* #	Trump Entertainment Resorts, Inc.	133	535
	Tupperware Corp.	41,700	1,521,216
*	Tween Brands, Inc.	29,700	879,120
*	Unifi, Inc.	164,600	467,464
	Unifirst Corp.	20,368	786,816
*	Universal Electronics, Inc.	36,400	826,280
* #	Universal Technical Institute, Inc.	20,700	258,750
* #	Urban Outfitters, Inc.	84	2,418
* #	Vail Resorts, Inc.	20,350	920,837
*	Valassis Communications, Inc.	138,407	1,552,927
	Value Line, Inc.	4,415	187,373
* #	ValueVision Media, Inc. Class A	87,024	457,746
* #	VCG Holding Corp.	42,590	449,324
	Virco Manufacturing Corp.	37,724	224,081
#	Visteon Corp.	42,300	148,050
*	Warnaco Group, Inc.	62,738	2,356,439
*	Wells-Gardner Electronics Corp.	30,577	45,865
*	West Marine, Inc.	43,409	350,311
	Westwood One, Inc.	83,328	147,491
	Weyco Group, Inc.	1,600	43,248
*	Williams Controls, Inc.	18,958	288,730
*	Wilsons The Leather Experts, Inc.	41,651	27,906
*	Winmark Corp.	5,749	114,923
#	Winnebago Industries, Inc.	20,400	409,428
* #	WMS Industries, Inc.	51,300	1,947,861
	Wolverine World Wide, Inc.	50,000	1,325,000
	World Wrestling Entertainment, Inc.	14,800	261,960
* #	WorldSpace, Inc. Class A	58,808	65,865
#	Xerium Technologies, Inc.	137,403	688,389
*	Young Broadcasting, Inc. Class A	11,844	9,357
* #	Zale Corp.	42,371	818,608
* #	Zumiez, Inc.	5,200	91,416
Total Consumer Discretionary			204,911,574

Consumer Staples — (3.0%)
	Alico, Inc.	17,934	732,604
*	Alliance One International, Inc.	165,700	811,930
#	Andersons, Inc.	22,560	1,043,626
	Arden Group, Inc. Class A	400	53,208
*	BJ’s Wholesale Club, Inc.	400	12,624
*	Boston Beer Co., Inc. Class A	19,528	696,368

8

*	Bridgford Foods Corp.	1,020	$6,283
*	Cagle’s, Inc. Class A	700	5,656
	Calavo Growers, Inc.	9,430	180,773
#	Cal-Maine Foods, Inc.	56,619	1,953,355
* #	Caribou Coffee Co.	25,186	65,484
	Casey’s General Stores, Inc.	55,700	1,395,285
	CCA Industries, Inc.	16,376	152,297
*	Central European Distribution Corp.	49,175	2,861,001
* #	Central Garden & Pet Co.	25,542	125,922
*	Central Garden & Pet Co. Class A	45,574	200,526
* #	Chattem, Inc.	26,100	2,033,190
#	Chiquita Brands International, Inc.	38,000	777,860
	Coca-Cola Bottling Co. Consolidated	7,322	400,440
	Coffee Holding Co, Inc.	13,879	60,374
	Corn Products International, Inc.	3,600	132,156
*	Cuisine Solutions, Inc.	44,787	170,191
*	Darling International, Inc.	174,700	2,428,330
	Diamond Foods, Inc.	41,995	688,718
*	Elizabeth Arden, Inc.	73,814	1,344,891
	Farmer Brothers Co.	43,758	977,116
	Flowers Foods, Inc.	82,837	1,877,086
#	Gatehouse Media, Inc.	18,400	115,368
	Golden Enterprises, Inc.	675	1,816
#	Great Atlantic & Pacific Tea, Inc.	54,800	1,483,984
* #	Green Mountain Coffee, Inc.	39,570	1,207,281
	Griffin Land & Nurseries, Inc. Class A	1,200	43,980
*	Hain Celestial Group, Inc.	58,120	1,569,240
#	Imperial Sugar Co.	32,830	630,336
	Ingles Market, Inc. Class A	18,100	434,581
*	Integrated Biopharma, Inc.	25,478	79,237
	Inter Parfums, Inc.	48,263	783,791
	J & J Snack Foods Corp.	48,275	1,189,979
	Lancaster Colony Corp.	24,520	910,428
	Lance, Inc.	32,111	537,859
* #	Lifeway Foods, Inc.	45,160	471,470
#	Mannatech, Inc.	46,047	358,246
*	Maui Land & Pineapple Co., Inc.	23,204	607,017
* #	Medifast, Inc.	37,003	155,413
#	MGP Ingredients, Inc.	27,824	178,630
*	Monterey Pasta Co.	31,410	86,377
#	Nash Finch Co.	18,700	655,809
	National Beverage Corp.	121,448	888,999
*	Natural Alternatives International, Inc.	17,971	163,716
* #	Natural Health Trends Corp.	1,102	1,080
*	NBTY, Inc.	63,455	1,812,275
	Nu Skin Enterprises, Inc. Class A	22,258	368,592
	Oil-Dri Corp. of America	9,430	182,470
*	Omega Protein Corp.	44,645	473,237
*	Pantry, Inc.	34,500	830,070
*	Parlux Fragrances, Inc.	56,323	190,372
* #	Peet’s Coffee & Tea, Inc.	36,760	860,552
*	Performance Food Group Co.	47,003	1,527,597
#	Pilgrim’s Pride Corp.	25,800	605,268
*	Prestige Brands Holdings, Inc.	116,431	897,683
	PriceSmart, Inc.	62,350	1,512,611

9

*	Pyramid Breweries, Inc.	22,793	$49,461
	Ralcorp Holdings, Inc.	24,600	1,364,070
#	Reddy Ice Holdings, Inc.	32,030	754,947
*	Redhook Ale Brewery, Inc.	19,300	100,167
#	Reliv International, Inc.	41,294	276,670
	Rocky Mountain Chocolate Factory, Inc.	17,449	221,428
	Ruddick Corp.	49,600	1,599,600
#	Sanderson Farms, Inc.	25,500	888,930
*	Sanfilippo (John B.) & Son, Inc.	14,290	133,326
	Schiff Nutrition International, Inc.	7,000	42,490
#	Seaboard Corp.	270	429,300
*	Seneca Foods Corp. Class B	400	8,520
	Spartan Stores, Inc.	47,116	993,205
* #	Spectrum Brands, Inc.	142,500	535,800
	Stephan Co.	900	2,700
	Tasty Baking Co.	7,700	52,745
*	Tofutti Brands, Inc.	7,749	20,922
	Tootsie Roll Industries, Inc.	6,400	155,072
*	TreeHouse Foods, Inc.	34,900	773,733
* #	United Natural Foods, Inc.	33,600	568,512
	United-Guardian, Inc.	13,675	140,169
	Universal Corp.	35,730	2,033,394
#	Vector Group, Ltd.	23,057	423,788
	Village Super Market, Inc.	2,534	112,003
	WD-40 Co.	39,791	1,236,704
	Weis Markets, Inc.	39,183	1,269,921
*	Winn-Dixie Stores, Inc.	8,000	130,800
*	Zapata Corp.	6,924	48,814
Total Consumer Staples			57,369,849

Energy — (6.6%)
*	Abraxas Petroleum Corp.	136,192	510,720
	Adams Resources & Energy, Inc.	5,765	142,684
* #	Allis-Chalmers Energy, Inc.	100,081	1,263,022
#	Alon USA Energy, Inc.	8,900	139,641
* #	Alpha Natural Resources, Inc.	15,800	640,532
*	American Oil & Gas, Inc.	128,450	616,560
* #	Arena Resources, Inc.	37,200	1,505,856
	Atlas America, Inc.	24,222	1,464,704
*	ATP Oil & Gas Corp.	26,100	920,025
*	Atwood Oceanics, Inc.	33,498	3,118,329
* #	Aventine Renewable Energy Holdings Inc	68,205	438,558
	Barnwell Industries, Inc.	6,012	65,230
* #	Basic Energy Services, Inc.	49,800	1,053,768
	Berry Petroleum Corp. Class A	45,000	1,849,950
* #	Bill Barret Corp.	44,542	2,064,076
*	Bois d’Arc Energy, Inc.	38,020	816,289
*	Bolt Technology Corp.	21,706	377,467
*	Boots & Coots International Well Control, Inc.	120,100	180,150
* #	BPZ Resources, Inc.	65,700	1,036,089
*	Brigham Exploration Co.	118,500	925,485
*	Bristow Group, Inc.	34,062	1,797,111
*	Bronco Drilling Co., Inc.	63,309	1,000,915
	Cabot Oil & Gas Corp.	22,100	1,099,475
*	Cal Dive International, Inc.	37	386

10

*	Callon Petroleum Co.	36,900	$680,436
#	CARBO Ceramics, Inc.	16,300	602,122
*	Carrizo Oil & Gas, Inc.	38,907	2,246,879
* #	Cheniere Energy, Inc.	53,669	1,574,112
	Cimarex Energy Co.	5,205	274,303
*	Clayton Williams Energy, Inc.	29,598	1,120,284
*	Complete Production Services, Inc.	73,620	1,429,700
*	Comstock Resources, Inc.	66,862	2,427,091
* #	Contango Oil & Gas Co.	31,385	2,018,055
*	Credo Petroleum Corp.	15,934	168,104
*	Dawson Geophysical Co.	20,200	1,330,574
	Delek US Holdings, Inc.	16,500	260,370
* #	Delta Petroleum Corp.	60,971	1,460,865
*	Denbury Resources, Inc.	170,120	5,425,127
*	Dril-Quip, Inc.	17,800	832,684
* #	Dune Energy, Inc.	146,812	259,857
* #	Edge Petroleum Corp.	82,589	396,427
*	Encore Acquisition Co.	66,000	2,428,800
*	Energy Partners, Ltd.	85,505	920,034
* #	Evergreen Energy, Inc.	54,700	117,605
*	Evolution Petroleum Corp.	73,304	337,198
* #	EXCO Resources, Inc.	150,029	2,603,003
* #	Exterran Holdings, Inc.	72	5,015
*	Forest Oil Corp.	49,371	2,435,471
* #	FX Energy, Inc.	115,195	540,265
* #	Gasco Energy, Inc.	243,310	632,606
* #	Goodrich Petroleum Corp.	17,300	417,449
* #	Grey Wolf, Inc.	248,498	1,540,688
	Gulf Island Fabrication, Inc.	36,061	1,051,899
*	Gulfmark Offshore, Inc.	35,600	1,803,496
*	Gulfport Energy Corp.	49,045	708,210
*	Harvest Natural Resources, Inc.	104,984	1,287,104
*	Helix Energy Solutions Group, Inc.	47,275	1,665,025
#	Helmerich & Payne, Inc.	37,400	1,676,642
*	HKN, Inc.	24,120	209,603
* #	Hornbeck Offshore Services, Inc.	36,800	1,653,424
*	Infinity, Inc.	23,695	10,426
* #	James River Coal Co.	43,819	741,856
	Lufkin Industries, Inc.	14,300	817,388
*	Mariner Energy, Inc.	115,182	3,193,997
	Massey Energy Co.	41,630	1,592,764
*	Matrix Service Co.	66,763	1,357,959
* #	McMoran Exploration Co.	59,956	1,007,261
*	Meridian Resource Corp.	190,400	295,120
*	Mexco Energy Corp.	100	409
*	Mitcham Industries, Inc.	26,561	468,802
*	NATCO Group, Inc. Class A	28,000	1,334,200
* #	National Coal Corp.	71,497	373,929
*	Natural Gas Services Group	34,091	763,638
*	Newpark Resources, Inc.	235,740	1,044,328
*	Oceaneering International, Inc.	44,700	2,682,000
*	Oil States International, Inc.	39,600	1,669,536
* #	OMNI Energy Services Corp.	44,500	181,560
	Overseas Shipholding Group, Inc.	100	6,272
* #	Pacific Ethanol, Inc.	10,000	49,600

11

	Panhandle Royalty Co.	4,100	$125,173
*	Parallel Petroleum Corp.	58,693	1,084,647
*	Parker Drilling Co.	125,701	833,398
	Penn Virginia Corp.	37,740	1,606,214
*	Petroleum Development Corp.	32,057	2,236,296
* #	PetroQuest Energy, Inc.	117,054	1,844,771
*	PHI, Inc.	200	6,363
*	PHI, Inc.	32,933	996,553
*	Pioneer Drilling Co.	91,526	1,227,364
* #	PowerSecure International, Inc.	47,730	635,286
*	Quest Resource Corp.	59,363	421,477
* #	Rentech, Inc.	25,100	31,626
*	Royale Energy, Inc.	23,715	82,291
	RPC, Inc.	88,131	1,160,685
*	SEACOR Holdings, Inc.	9,398	902,114
	St. Mary Land & Exploration Co.	5,300	195,464
*	Stone Energy Corp.	42,641	2,164,457
* #	SulphCo, Inc.	169,682	714,361
*	Superior Well Services, Inc.	59,932	1,549,242
*	Swift Energy Corp.	45,450	2,169,328
*	T-3 Energy Services, Inc.	30,022	1,482,186
*	Teton Energy Corp.	49,795	241,506
* #	TETRA Technologies, Inc.	53,246	914,766
*	TGC Industries, Inc.	41,236	328,239
* #	Toreador Resources Corp.	29,473	276,457
* #	Transmeridian Exploration, Inc.	1,300	1,625
* #	Trico Marine Services, Inc.	40,273	1,591,589
* #	Tri-Valley Corp.	67,610	429,323
* #	TXCO Resources, Inc.	90,339	1,257,519
*	Union Drilling, Inc.	61,151	1,224,243
*	Unit Corp.	25,200	1,389,780
* #	Uranium Resources, Inc.	122,143	1,157,916
#	USEC, Inc.	103,447	659,992
*	VAALCO Energy, Inc.	161,000	718,060
* #	VeraSun Energy Corp.	72,700	657,208
* #	Verenium Corp.	89,300	267,007
	W&T Offshore, Inc.	12,200	432,856
*	Warren Resources, Inc.	140,588	1,881,067
* #	Westmoreland Coal Co.	27,303	436,302
*	Westside Energy Corp.	70,155	205,554
*	W-H Energy Services, Inc.	32,600	2,049,562
*	Whiting Petroleum Corp.	39,464	2,415,986
#	World Fuel Services Corp.	24,800	775,744
Total Energy			125,940,191

Financials — (11.7%)
	1st Independence Financial Group, Inc.	200	3,210
	1st Source Corp.	61,832	1,079,587
	21st Century Holding Co.	25,431	332,129
	Abigail Adams National Bancorp, Inc.	900	9,333
	Abington Bancorp, Inc.	65,536	657,326
	Access National Corp.	2,900	22,156
	Advance America Cash Advance Centers, Inc.	22,300	165,689
	Advanta Corp. Class A	16,357	116,135
	Advanta Corp. Class B	31,000	239,320

12

	Affirmative Insurance Holdings, Inc.	32,057	$285,948
	Alfa Corp.	68,137	1,483,342
	Alliance Financial Corp.	300	7,620
*	Alphatec Holdings, Inc.	106,633	616,339
*	AmComp, Inc.	36,019	441,233
	Amcore Financial, Inc.	65,062	1,263,504
	American Bancorp of New Jersey, Inc.	29,935	321,502
	American Equity Investment Life Holding Co.	109,578	1,046,470
*	American Independence Corp.	4,724	37,792
	American Physicians Capital, Inc.	18,750	827,437
	American River Bankshares	10,473	178,041
	American West Bancorporation	44,203	390,312
* #	AmeriCredit Corp.	72,200	1,038,236
	Ameris Bancorp	36,804	523,353
*	Amerisafe, Inc.	49,227	647,335
*	AmeriServe Financial, Inc.	60,062	174,180
	Anchor Bancorp Wisconsin, Inc.	55,698	1,054,363
*	Appalachian Bancshares, Inc.	6,502	80,690
	Arrow Financial Corp.	17,679	368,077
#	Asset Acceptance Capital Corp.	91,017	887,416
#	ASTA Funding, Inc.	26,631	430,890
*	Atlantic American Corp.	5,300	8,215
	Atlantic Coast Federal Corp.	39,138	387,466
*	Auburn National Bancorporation, Inc.	300	6,870
* #	B of I Holding, Inc.	21,661	133,215
	Baldwin & Lyons, Inc. Class A	250	5,934
	Baldwin & Lyons, Inc. Class B	10,875	264,915
	BancFirst Corp.	40,128	1,690,593
	Bancorp Rhode Island, Inc.	1,193	41,719
	BancorpSouth, Inc.	1,504	33,810
#	BancTrust Financial Group, Inc.	12,767	140,309
	Bank of Commerce Holdings	1,200	10,200
*	Bank of Florida Corp.	33,034	309,198
	Bank of Granite Corp.	41,223	492,203
	Bank of the Ozarks, Inc.	43,883	1,037,833
	BankFinancial Corp.	61,149	869,539
#	BankUnited Financial Corp. Class A	19,059	93,008
	Banner Corp.	43,237	936,513
	Bar Harbor Bankshares	600	18,660
	BCB Bancorp, Inc.	300	4,522
*	Beach First National Bancshares, Inc.	7,498	103,097
	Benjamin Franklin Bancorp, Inc.	17,113	240,780
	Berkshire Bancorp, Inc.	350	5,358
	Berkshire Hills Bancorp, Inc.	29,795	674,857
	Beverly Hills Bancorp, Inc.	51,757	256,197
*	BNCCORP., Inc.	2,000	26,000
#	Boston Private Financial Holdings, Inc.	51,700	711,909
*	Bridge Capital Holdings	4,153	88,500
	Brooke Corp.	34,303	206,161
	Brookline Bancorp, Inc.	137,654	1,322,855
	Brooklyn Federal Bancorp, Inc.	6,679	87,027
	Bryn Mawr Bank Corp.	3,240	63,504
#	C&F Financial Corp.	200	5,998
	Cadence Financial Corp.	28,699	439,956
	California First National Bancorp	2,400	25,200

13

	Camco Financial Corp.	1,400	$15,372
	Camden National Corp.	16,700	529,891
	Capital Bank Corp.	3,409	34,226
#	Capital City Bank Group, Inc.	19,064	513,012
	Capital Corp. of the West	30,555	420,131
	Capital Properties, Inc.	550	10,835
	Capital Southwest Corp.	10,521	1,157,941
	CapitalSouth Bancorp	3,106	24,848
#	Capitol Bancorp, Ltd.	46,400	863,968
	Cardinal Financial Corp.	72,173	573,775
	Carver Bancorp, Inc.	300	4,320
	Cascade Financial Corp.	19,380	245,351
	Cash America International, Inc.	31,900	1,032,284
* #	Cash Systems, Inc.	44,196	177,668
#	Cathay General Bancorp	65,678	1,439,662
* #	Centennial Bank Holdings, Inc.	137,145	813,270
#	Center Bancorp, Inc.	35,629	397,263
	Center Financial Corp.	31,273	304,286
	Centerstate Banks of Florida, Inc.	900	12,060
	Central Bancorp, Inc.	300	5,778
*	Central Jersey Bancorp	5,559	41,581
#	Central Pacific Financial Corp.	23,200	428,968
	Centrue Financial Corp.	400	7,684
	Century Bancorp, Inc. Class A	600	12,300
	CFS Bancorp, Inc.	7,141	102,259
#	Chemical Financial Corp.	30,872	685,976
	Citizens Community Bancorp, Inc.	17,882	160,044
	Citizens First Bancorp, Inc.	21,025	265,125
	Citizens Republic Bancorp, Inc.	97,833	1,088,881
	Citizens South Banking Corp.	2,100	21,399
* #	Citizens, Inc.	105,028	593,408
	City Holding Co.	39,259	1,462,005
*	CNA Surety Corp.	66,869	943,522
#	CNB Financial Corp.	2,100	28,560
#	CoBiz Financial, Inc.	65,639	806,703
	Codorus Valley Bancorp, Inc.	600	9,930
#	Cohen & Steers, Inc.	31,000	780,580
	Colony Bankcorp, Inc.	3,600	46,800
	Columbia Banking System, Inc.	48,732	1,125,222
	Comm Bancorp, Inc.	762	33,223
*	Command Security Corp.	27,148	112,664
	Commerce Group, Inc.	54,600	1,978,704
	Commercial National Financial Corp.	700	11,935
	Commonwealth Bankshares, Inc.	1,100	19,789
*	Community Bancorp	2,980	36,654
	Community Bank System, Inc.	40,300	890,630
	Community Bankshares, Inc.	100	1,260
	Community Trust Bancorp, Inc.	38,789	1,049,242
	Community West Bancshares	2,300	20,389
	Compass Diversified Holdings	84,921	1,154,926
* #	CompuCredit Corp.	65,600	680,928
	Consolidated-Tokoma Land Co.	14,844	764,466
*	Consumer Portfolio Services, Inc.	49,960	156,874
	Cooperative Bankshares, Inc.	700	7,875
*	Core-Mark Holding Co., Inc.	28,796	765,110

14

#	Corus Bankshares, Inc.	15,120	$156,190
*	Cowen Group, Inc.	48,624	364,680
*	Cowlitz Bancorporation	300	2,628
	Crawford & Co. Class A	1,200	4,500
	Crawford & Co. Class B	800	3,296
*	Crescent Financial Corp.	24,430	212,052
#	CVB Financial Corp.	46,836	430,423
*	Dearborn Bancorp, Inc.	14,560	101,774
	Delphi Financial Group, Inc. Class A	59,046	1,780,827
*	Diamond Hill Investment Group, Inc.	4,740	370,905
	Dime Community Bancshares	88,316	1,344,170
*	Dollar Financial Corp.	24,010	539,505
	Donegal Group, Inc. Class A	56,762	926,356
	Donegal Group, Inc. Class B	592	10,982
	East West Bancorp, Inc.	7,819	147,075
	Eastern Insurance Holdings, Inc.	28,244	462,072
	Eastern Virginia Bankshares, Inc.	300	5,241
	ECB Bancorp, Inc.	100	2,650
	EMC Insurance Group, Inc.	20,428	451,867
* #	Encore Capital Group, Inc.	62,687	462,630
#	Enterprise Financial Services Corp.	32,172	643,762
	ESB Financial Corp.	2,937	30,251
	Evans Bancorp, Inc.	300	4,950
* #	Exlservice Holdings, Inc.	59,704	1,273,486
*	EZCORP, Inc. Class A	3,000	35,190
#	F.N.B. Corp.	56,272	771,489
	Farmers Capital Bank Corp.	1,601	40,505
	FBL Financial Group, Inc. Class A	27,600	811,716
	Federal Agriculture Mortgage Corp. Class A	300	5,376
	Federal Agriculture Mortgage Corp. Class C	15,600	375,024
	Fidelity Bancorp, Inc.	292	4,473
	Fidelity Southern Corp.	23,298	185,219
	Financial Federal Corp.	63,586	1,370,278
	Financial Institutions, Inc.	5,550	102,730
*	First Acceptance Corp.	105,121	342,694
	First Bancorp	37,344	661,362
#	First Busey Corp.	49,604	928,091
*	First Cash Financial Services, Inc.	67,613	632,182
#	First Charter Corp.	31,071	752,229
	First Citizens BancShares, Inc.	3,098	440,505
#	First Commonwealth Financial Corp.	107,542	1,137,794
	First Community Bancorp	36,014	1,026,399
	First Community Bancshares, Inc.	29,237	925,351
	First Defiance Financial Corp.	4,958	97,375
	First Federal Bancshares of Arkansas, Inc.	2,400	36,000
	First Federal Bankshares, Inc.	200	2,882
	First Financial Bancorp	94,240	1,092,242
#	First Financial Bankshares, Inc.	16,665	631,104
	First Financial Corp.	36,003	945,079
	First Financial Holdings, Inc.	30,399	690,361
	First Financial Service Corp.	1,190	27,548
*	First Keystone Financial, Inc.	200	2,686
	First M&F Corp.	300	4,563
*	First Mariner Bancorp, Inc.	1,900	11,951
	First Merchants Corp.	27,942	754,713

15

	First Midwest Bancorp, Inc.	48,763	$1,270,276
	First Niagara Financial Group, Inc.	148,463	1,695,454
	First PacTrust Bancorp, Inc.	1,449	24,561
	First Place Financial Corp.	26,258	321,923
*	First Regional Bancorp	34,225	547,942
	First Security Group, Inc.	1,300	11,791
#	First South Bancorp, Inc.	7,926	155,984
	First State Bancorporation	49,622	589,509
	First State Financial Corp.	1,081	8,340
	First United Corp.	800	15,520
	First West Virginia Bancorp, Inc.	400	7,060
	Firstbank Corp.	2,116	28,661
*	FirstCity Financial Corp.	28,953	255,076
#	FirstMerit Corp.	25,600	480,512
	Flagstar Bancorp, Inc.	40,450	289,622
	Flushing Financial Corp.	56,000	912,800
	FNB United Corp.	30,216	350,506
*	FPIC Insurance Group, Inc.	15,502	676,972
* #	Franklin Bank Corp.	35,100	134,784
#	Frontier Financial Corp.	36,858	552,133
*	GAINSCO, Inc.	42,811	143,417
	GAMCO Investors, Inc.	6,400	358,528
	Gateway Financial Holdings, Inc.	33,304	381,331
	GB&T Bancshares, Inc.	14,624	130,154
	German American Bancorp, Inc.	30,904	389,081
	Glacier Bancorp, Inc.	49,145	844,803
*	Golfsmith International Holdings, Inc.	16,927	50,781
	Great Southern Bancorp, Inc.	34,680	622,506
*	Greater Atlantic Financial Corp.	1,300	6,630
	Greater Community Bancorp	36	551
	Greene Bancshares, Inc.	30,933	563,599
	Grubb & Ellis Co.	59,998	397,787
	GS Financial Corp.	500	8,285
	Guaranty Federal Bancshares, Inc.	2,706	72,385
*	Hallmark Financial Services, Inc.	59,911	705,752
#	Hancock Holding Co.	32,699	1,211,171
	Hanmi Financial Corp.	53,200	405,916
	Harleysville Group, Inc.	38,700	1,299,546
	Harleysville National Corp.	85,290	1,133,504
	Harrington West Financial Group, Inc.	1,200	12,504
#	Heartland Financial USA, Inc.	9,566	170,083
	Heritage Commerce Corp.	35,884	591,368
	Heritage Financial Corp.	12,199	238,978
	Heritage Financial Group	27,550	337,763
	HF Financial Corp.	1,057	17,493
	Hilb Rogal Hamilton Co.	29,178	893,430
	Hingham Institution for Savings	100	2,935
	HMN Financial, Inc.	4,571	110,527
#	Home Bancshares, Inc.	46,527	929,609
	Home Federal Bancorp, Inc.	900	20,835
	Home Federal Bancorp, Inc.	42,444	481,739
	HopFed Bancorp, Inc.	2,137	30,153
	Horace Mann Educators Corp.	38,700	672,606
#	Horizon Financial Corp.	30,497	390,362
* #	HouseValues, Inc.	38,092	99,420

16

	IBERIABANK Corp.	32,397	$1,440,695
	IBT Bancorp, Inc.	300	8,460
	Imperial Capital Bancorp, Inc.	3,900	87,204
	Independence Holding Co.	39,984	439,824
	Independent Bank Corp. (MA)	35,741	946,064
	Independent Bank Corp. (MI)	62,027	605,384
	Infinity Property & Casualty Corp.	17,500	702,975
	Integra Bank Corp.	38,499	547,071
	International Bancshares Corp.	70,814	1,535,248
	Intervest Bancshares Corp.	17,584	233,867
* #	Investment Technology Group, Inc.	21,800	1,015,444
*	Investors Bancorp, Inc.	98,923	1,434,383
	Irwin Financial Corp.	27,000	202,770
	Jones Lang LaSalle, Inc.	21,700	1,657,663
	Kearny Financial Corp.	70,169	750,808
	KeyCorp	15,089	332,712
#	K-Fed Bancorp	33,587	347,961
*	Knight Capital Group, Inc.	124,700	1,998,941
*	LaBranche & Co., Inc.	5,300	24,592
	Lakeland Bancorp, Inc.	60,440	673,302
	Lakeland Financial Corp.	32,551	664,040
#	LandAmerica Financial Group, Inc.	8,400	309,288
	Landmark Bancorp, Inc.	1,838	44,627
	Legacy Bancorp, Inc.	26,142	370,955
#	Life Partners Holdings, Inc.	8,308	125,035
*	Liquidity Services, Inc.	65,079	629,314
	LNB Bancorp, Inc.	18,962	246,696
* #	Loopnet, Inc.	14,200	169,974
	LSB Corp.	1,700	28,866
#	Macatawa Bank Corp.	40,861	376,738
	MainSource Financial Group, Inc.	51,679	677,512
*	MarketAxess Holdings, Inc.	56,852	532,703
*	Marlin Business Services, Inc.	29,239	278,355
	MASSBANK Corp.	1,660	64,740
	Mayflower Bancorp, Inc.	100	1,112
#	MB Financial, Inc.	45,787	1,317,292
	MBT Financial Corp.	43,315	366,012
	MCG Capital Corp.	34,500	414,000
*	Meadowbrook Insurance Group, Inc.	97,700	777,692
	Medallion Financial Corp.	19,887	197,080
#	Mercantile Bancorp, Inc.	150	2,730
	Mercantile Bank Corp.	19,653	265,315
	Mercer Insurance Group, Inc.	18,572	326,867
	Merchants Bancshares, Inc.	11,119	256,404
	Meta Financial Group, Inc.	900	24,246
	MetroCorp Bancshares, Inc.	3,776	50,938
	MFB Corp.	200	7,008
	MicroFinancial, Inc.	14,000	75,600
	Mid Penn Bancorp, Inc.	231	5,890
	Midland Co.	9,364	605,102
	MidSouth Bancorp, Inc.	893	19,735
#	Midwest Banc Holdings, Inc.	79,649	817,995
	Monroe Bancorp	400	5,612
*	Move, Inc.	111,472	279,795
	MutualFirst Financial, Inc.	2,200	30,360

17

	Nara Bancorp, Inc.	64,759	$709,759
	National Interstate Corp.	45,568	1,254,031
	National Penn Bancshares, Inc.	132,592	2,122,798
	National Security Group, Inc.	1,000	15,400
	National Western Life Insurance Co. Class A	1,700	302,855
*	Navigators Group, Inc.	24,760	1,355,115
	NBT Bancorp, Inc.	36,561	700,874
	New England Bancshares, Inc.	19,897	219,762
	New Hampshire Thrift Bancshares, Inc.	2,320	30,508
	New Westfield Financial, Inc.	2,556	25,611
#	New York Community Bancorp, Inc.	25,504	416,480
	NewAlliance Bancshares, Inc.	159,226	1,811,992
	NewBridge Bancorp	6,372	61,426
*	Newtek Business Services, Inc.	31,817	34,362
*	NexCen Brands, Inc.	112,357	442,687
*	Nexity Financial Corp.	9,827	74,489
	North Central Bancshares, Inc.	400	13,432
*	North Pointe Holdings Corp.	21,373	333,205
	North Valley Bancorp	400	5,164
	Northeast Community Bancorp, Inc.	34,790	408,782
	Northrim Bancorp, Inc.	6,513	140,290
#	Northwest Bancorp, Inc.	54,266	1,433,165
	Norwood Financial Corp.	515	16,238
	NYMAGIC, Inc.	11,000	265,540
	OceanFirst Financial Corp.	35,941	580,088
	Old Second Bancorp, Inc.	30,749	792,094
	Omega Financial Corp.	33,435	919,797
	optionsXpress Holding, Inc.	28,620	662,839
	PAB Bankshares, Inc.	1,200	14,184
#	Pacific Capital Bancorp	30,277	634,303
	Pacific Continental Corp.	6,346	85,100
	Pacific Mercantile Bancorp	28,604	280,033
*	Pacific Premier Bancorp, Inc.	4,220	34,351
*	Pacific State Bancorp	1,600	20,704
	Pamrapo Bancorp, Inc.	1,650	27,538
	Park Bancorp, Inc.	200	4,048
#	Park National Corp.	19,752	1,194,996
	Parkvale Financial Corp.	1,380	38,323
	Patriot National Bancorp	300	4,807
	Peapack-Gladstone Financial Corp.	18,769	481,800
*	Penn Treaty American Corp.	60,950	350,462
	Penns Woods Bancorp, Inc.	1,500	46,575
*	Pennsylvania Commerce Bancorp, Inc.	5,450	144,370
	Peoples Bancorp of North Carolina	450	5,760
	Peoples Bancorp, Inc.	27,163	589,980
	Peoples Community Bancorp	1,100	7,689
*	Philadelphia Consolidated Holding Corp.	14,400	488,448
*	Pico Holdings, Inc.	29,377	1,004,106
	Pinnacle Bancshares, Inc.	100	1,100
* #	Pinnacle Financial Partners, Inc.	57,408	1,316,940
*	Piper Jaffray Companies, Inc.	16,400	635,172
*	PMA Capital Corp. Class A	71,500	586,300
	Porter Bancorp, Inc.	1,041	18,811
#	Portfolio Recovery Associates, Inc.	29,000	1,059,080
	Preferred Bank	22,517	412,511

18

	Premier Financial Bancorp, Inc.	900	$11,043
	Presidential Life Corp.	26,736	448,095
	Princeton National Bancorp, Inc.	1,100	29,920
#	PrivateBancorp, Inc.	27,586	830,063
* #	ProAssurance Corp.	45,173	2,401,848
	ProCentury Corp.	37,300	684,455
#	Prosperity Bancshares, Inc.	64,723	1,708,687
	Providence Community Bancshares, Inc.	300	5,445
	Provident Bankshares Corp.	30,581	389,296
	Provident Financial Holdings, Inc.	6,750	114,075
	Provident Financial Services, Inc.	81,939	982,449
#	Provident New York Bancorp	106,326	1,393,934
	Pulaski Financial Corp.	9,926	109,285
#	QC Holdings, Inc.	49,041	402,627
	Rainier Pacific Financial Group, Inc.	17,628	239,212
	Renasant Corp.	59,337	1,249,637
	Republic Bancorp, Inc. Class A	19,937	326,169
*	Republic First Bancorp, Inc.	3,506	21,737
	Resource America, Inc.	47,074	562,534
*	Rewards Network, Inc.	79,549	365,925
	Riverview Bancorp, Inc.	28,696	307,047
	RLI Corp.	32,840	1,715,233
#	Rockville Financial, Inc.	51,039	579,293
	Rome Bancorp, Inc.	26,000	305,760
#	Royal Bancshares of Pennsylvania, Inc. Class A	600	8,010
*	Royal Bank of Canada	5,878	294,519
	S&T Bancorp, Inc.	21,838	619,107
#	S.Y. Bancorp, Inc.	36,578	803,619
	Safety Insurance Group, Inc.	41,390	1,535,155
	Salisbury Bancorp, Inc.	200	6,110
	Sanders Morris Harris Group, Inc.	65,920	588,666
	Sandy Spring Bancorp, Inc.	42,876	1,166,656
	SCBT Financial Corp.	11,584	346,477
*	SCPIE Holdings, Inc.	2,495	68,363
*	Seabright Insurance Holdings	55,954	833,715
#	Seacoast Banking Corp. of Florida	49,996	499,960
#	Security Bank Corp.	18,200	123,396
*	Security National Financial Corp. Class A	2,144	7,504
	Selective Insurance Group, Inc.	42,400	1,007,424
	Shore Bancshares, Inc.	5,987	125,966
	SI Financial Group, Inc.	40,359	389,061
	Siebert Financial Corp.	7,500	24,675
#	Sierra Bancorp	25,549	571,531
*	Signature Bank	31,700	840,050
	Simmons First National Corp. Class A	37,907	968,524
	Smithtown Bancorp, Inc.	26,425	545,676
	Somerset Hills Bancorp	13,232	148,331
	South Financial Group, Inc.	63,870	921,644
*	Southcoast Financial Corp.	2,027	27,466
	Southern Community Financial Corp.	46,147	340,103
*	Southern Connecticut Bancorp, Inc.	100	720
*	Southern First Bancshares, Inc.	1,330	19,617
	Southern Missouri Bancorp, Inc.	400	5,664
#	Southside Bancshares, Inc.	35,764	742,818
	Southwest Bancorp, Inc.	37,161	601,637

19

	Southwest Georgia Financial Corp.	1,320	$23,588
	State Auto Financial Corp.	57,371	1,557,049
	State Bancorp, Inc.	38,225	495,778
	StellarOne Corp.	4,574	79,134
	Sterling Bancorp	43,216	608,481
	Sterling Bancshares, Inc.	79,207	737,417
	Sterling Financial Corp.	53,311	793,801
#	Stewart Information Services Corp.	32,600	970,502
* #	Stifel Financial Corp.	24,147	1,052,568
*	Stratus Properties, Inc.	5,565	163,166
	Suffolk Bancorp	24,635	735,847
* #	Sun American Bancorp	9,916	47,795
*	Sun Bancorp, Inc.	58,828	750,645
* #	Superior Bancorp	56,454	294,690
	Susquehanna Bancshares, Inc.	82,623	1,643,371
*	Susser Holdings Corp.	10,500	254,310
*	SVB Financial Group	36,900	1,671,570
	SWS Group, Inc.	45,256	515,466
	Taylor Capital Group, Inc.	27,952	455,618
	Teche Holding Co.	400	14,500
*	Tejon Ranch Co.	4,608	163,123
#	Temecula Valley Bancorp, Inc.	24,571	250,624
* #	Tennessee Commerce Bancorp, Inc.	13,817	307,843
*	Texas Capital Bancshares, Inc.	67,623	1,011,640
	TF Financial Corp.	800	18,800
*	The Bancorp, Inc.	36,411	416,542
	The Phoenix Companies, Inc.	42,600	484,788
	The Savannah Bancorp, Inc.	300	4,728
	The Wilber Corp.	1,000	9,000
	Thomas Properties Group, Inc.	49,126	465,714
*	Thomas Weisel Partners Group, Inc.	64,500	567,600
	TIB Financial Corp.	1,000	6,960
	TierOne Corp.	23,431	344,436
	Timberland Bancorp, Inc.	8,686	110,486
	Tompkins Financial Corp.	25,192	1,109,708
	Tower Group, Inc.	25,780	732,410
*	Tradestation Group, Inc.	107,160	1,028,736
* #	Triad Guaranty, Inc.	14,888	87,541
	Trico Bancshares	41,521	700,459
#	TrustCo Bank Corp. (NY)	60,763	525,600
#	Trustmark Corp.	3,400	67,184
#	UCBH Holdings, Inc.	85,387	964,019
	UMB Financial Corp.	46,627	1,784,882
#	Umpqua Holdings Corp.	27,764	393,416
*	Unico American Corp.	4,300	40,850
#	Union Bankshares Corp.	35,841	626,859
	United Bankshares, Inc.	33,607	882,856
#	United Community Banks, Inc.	38,629	550,077
#	United Community Financial Corp.	56,248	312,176
	United Financial Bancorp, Inc.	45,100	518,199
	United Fire & Casualty Co.	32,120	1,103,322
*	United PanAm Financial Corp.	34,414	134,215
#	United Security Bancshares (CA)	12,964	173,718
	United Western Bancorp, Inc.	18,756	352,238
	Unity Bancorp, Inc.	3,433	27,773

20

*	Universal American Corp.	77,100	$1,324,578
*	Universal Insurance Holdings, Inc.	76,255	449,142
#	Univest Corporation of Pennsylvania	33,352	682,715
#	Vineyard National Bancorp Co.	33,674	303,403
* #	Virginia Commerce Bancorp, Inc.	43,679	440,284
	Waddell & Reed Financial, Inc.	21,800	683,212
	Washington Banking Co.	7,528	110,059
	Washington Trust Bancorp, Inc.	36,464	843,048
* #	Wauwatosa Holdings, Inc.	81,858	962,650
	Webster Financial Corp.	68,431	1,914,015
	Wesbanco, Inc.	47,967	1,117,151
	West Bancorporation	44,638	569,581
	West Coast Bancorp	34,760	521,400
#	Westamerica Bancorporation	23,783	1,125,649
* #	Western Alliance Bancorp	42,800	512,744
	Westwood Holdings Group, Inc.	10,385	368,252
	Whitney Holding Corp.	78,990	1,896,550
	Willow Financial Bancorp, Inc.	41,274	338,034
	Wilshire Bancorp, Inc.	71,100	503,388
*	Wilshire Enterprises, Inc.	10,900	32,700
	Wintrust Financial Corp.	21,250	717,187
* #	World Acceptance Corp.	29,900	908,362
	WSB Holdings, Inc.	800	4,232
	WVS Financial Corp.	500	8,230
	Yadkin Valley Financial Corp.	22,154	315,916
	Zenith National Insurance Corp.	58,470	1,992,658
* #	ZipRealty, Inc.	61,332	347,752
Total Financials			224,464,897

Health Care — (12.0%)
*	Abaxis, Inc.	31,090	905,963
* #	Abiomed, Inc.	78,950	1,128,985
* #	Acadia Pharmaceuticals, Inc.	72,405	718,258
*	Accelrys, Inc.	79,976	463,061
* #	Accentia Biopharmaceuticals, Inc.	99,544	259,810
*	Adolor Corp.	130,850	597,984
* #	Advanced Medical Optics, Inc.	23,641	540,906
* #	ADVENTRX Pharmaceuticals, Inc.	42,414	27,145
* #	Affymetrix, Inc.	54,800	1,051,064
*	Air Methods Corp.	27,900	1,147,248
* #	Akorn, Inc.	85,555	544,130
*	Albany Molecular Research, Inc.	84,143	936,512
*	Alexion Pharmaceuticals, Inc.	20,795	1,260,385
*	Alexza Pharmaceuticals, Inc.	89,972	568,623
* #	Align Technology, Inc.	62,100	766,935
*	Alkermes, Inc.	5,348	69,203
*	Alliance Imaging, Inc.	110,141	1,081,585
*	Allied Healthcare International, Inc.	117,230	239,149
*	Allied Healthcare Products, Inc.	1,200	8,544
*	Allion Healthcare, Inc.	46,154	272,309
* #	Allos Therapeutics, Inc.	145,255	811,975
* #	Allscripts Healthcare Solutions, Inc.	47,388	505,630
*	Almost Family, Inc.	17,532	375,711
* #	Alnylam Pharmaceuticals, Inc.	38,100	1,082,040
#	Alpharma, Inc. Class A	60,000	1,510,800

21

* #	Amag Pharmaceuticals, Inc.	13,820	$604,901
*	Amedisys, Inc.	33,734	1,443,141
*	America Services Group, Inc.	26,029	188,450
*	American Dental Partners, Inc.	16,769	160,479
* #	American Medical Systems Holdings, Inc.	53,800	784,942
	American Shared Hospital Services	2,600	6,760
* #	AMERIGROUP Corp.	72,200	2,599,200
*	AMICAS, Inc.	125,465	328,718
*	AMN Healthcare Services, Inc.	87,422	1,415,362
*	Amsurg Corp.	41,700	1,004,553
	Analogic Corp.	14,800	865,948
*	Anesiva, Inc.	80,032	380,952
*	AngioDynamics, Inc.	67,448	1,118,288
*	Anika Therapeutics, Inc.	28,796	346,416
* #	Antigenics, Inc.	133,297	299,918
* #	APP Pharmaceuticals, Inc.	16,182	181,886
*	Applera Corp. - Celera Group	102,402	1,419,292
*	Apria Healthcare Group, Inc.	42,600	924,846
*	Arcadia Resources, Inc.	14,955	11,814
* #	Arena Pharmaceuticals, Inc.	157,700	1,069,206
* #	Ariad Pharmaceuticals, Inc.	110,595	370,493
* #	Arqule, Inc.	130,906	596,931
* #	Array BioPharma, Inc.	87,772	491,523
*	Arrhythmia Research Technology, Inc.	6,700	46,565
* #	Arthrocare Corp.	22,937	920,921
* #	Aspect Medical Systems, Inc.	51,292	639,611
*	Assisted Living Concepts, Inc.	32,375	194,897
*	AtriCure, Inc.	41,081	488,864
	Atrion Corp.	2,441	248,982
* #	ATS Medical, Inc.	42,200	75,960
* #	Auxilium Pharmaceuticals, Inc.	11,000	352,440
*	Avalon Pharmaceuticals, Inc.	41,387	91,879
*	AVANIR Pharmaceuticals Class A	83,151	100,613
* #	AVI BioPharma, Inc.	122,289	166,313
*	Avigen, Inc.	70,091	232,001
*	Barrier Therapeutics, Inc.	70,512	257,369
*	Bentley Pharmaceuticals, Inc.	57,087	846,600
*	Bioanalytical Systems, Inc.	2,800	17,192
* #	BioCryst Pharmaceuticals, Inc.	97,037	386,207
*	Bio-Imaging Technologies, Inc.	29,483	239,697
* #	BioLase Technology, Inc.	45,005	157,968
*	BioMarin Pharmaceutical, Inc.	60,100	2,286,204
*	BioMimetic Therapeutics, Inc.	44,277	608,366
*	Bio-Rad Laboratories, Inc. Class A	10,658	1,006,542
*	Bio-Rad Laboratories, Inc. Class B	400	37,800
*	Bio-Reference Laboratories, Inc.	33,418	924,008
* #	BioSante Pharmaceuticals, Inc.	60,391	208,349
*	BioScrip, Inc.	98,517	692,575
*	BioSphere Medical, Inc.	58,873	229,605
*	Bovie Medical Corp.	42,854	253,696
*	Bruker Corp.	128,453	1,755,953
* #	BSD Medical Corp.	61,330	333,635
*	Caliper Life Sciences, Inc.	134,160	559,447
	Cambrex Corp.	61,906	540,439
*	Candela Corp.	61,455	280,849

22

*	Cantel Medical Corp.	46,497	$512,397
*	Capital Senior Living Corp.	83,716	631,219
*	Caraco Pharmaceutical Laboratories, Ltd.	64,954	1,067,194
*	Cardiac Science Corp.	62,339	579,129
* #	CAS Medical Systems, Inc.	18,593	90,734
* #	Cell Genesys, Inc.	136,801	322,850
* #	Cell Therapeutics, Inc.	40,520	53,892
*	Centene Corp.	45,220	810,342
* #	Cepheid, Inc.	101,350	2,805,368
*	Cerus Corp.	98,308	614,425
	Chemed Corp.	9,800	467,558
* #	Clinical Data, Inc.	50,650	1,032,247
* #	Collagenex Pharmaceuticals, Inc.	52,225	852,312
* #	Columbia Laboratories, Inc.	136,861	335,309
*	Combinatorx, Inc.	103,361	507,503
	Computer Programs & Systems, Inc.	18,636	415,024
* #	Conceptus, Inc.	64,539	1,101,035
*	Conmed Corp.	54,850	1,478,756
*	Continucare Corp.	28,228	63,513
	Cooper Companies, Inc.	20,200	690,638
*	Corvel Corp.	24,926	751,020
*	Covance, Inc.	11,561	975,864
*	Critical Therapeutics, Inc.	93,980	102,438
*	Criticare Systems, Inc.	31,928	159,640
*	Cross Country Healthcare, Inc.	62,610	679,945
*	CryoCor, Inc.	32,153	62,055
*	CryoLife, Inc.	75,045	706,173
* #	Cubist Pharmaceuticals, Inc.	20,421	371,662
*	Cutera, Inc.	25,341	321,324
* #	CV Therapeutics, Inc.	155,646	908,973
* #	Cyberonics, Inc.	72,649	937,172
* #	Cyclacel Pharmaceuticals, Inc.	66,843	277,398
* #	Cynosure, Inc. Class A	21,731	520,023
*	Cypress Bioscience, Inc.	89,780	718,240
*	Cytokinetics, Inc.	98,723	332,697
*	Cytomedix, Inc.	68,666	116,732
* #	Cytori Therapeutics, Inc.	65,612	419,261
	Datascope Corp.	39,986	1,391,513
*	Daxor Corp.	2,100	21,735
* #	Dendreon Corp.	181,480	958,214
* #	DepoMed, Inc.	143,464	487,778
* #	Dexcom, Inc.	86,670	638,758
*	Dialysis Corporation of America	29,234	243,519
*	Digirad Corp.	50,837	146,411
* #	Dionex Corp.	9,700	716,054
* #	Discovery Laboratories, Inc.	234,782	488,347
* #	Durect Corp.	175,583	872,648
* #	DUSA Pharmaceuticals, Inc.	37,696	72,753
*	Dyax Corp.	164,408	715,175
* #	Dynavax Technologies Corp.	127,836	795,140
*	Eclipsys Corp.	9,600	204,960
* #	Elite Pharmaceuticals, Inc.	43,413	67,290
*	Emageon, Inc.	1,835	4,257
*	Emeritus Corp.	38,868	860,538
*	Emisphere Technologies, Inc.	79,665	144,990

23

*	Encision, Inc.	19,177	$40,655
*	Endologix, Inc.	112,214	354,596
* #	Entremed, Inc.	5,500	5,005
*	Enzo Biochem, Inc.	88,199	830,835
* #	Enzon Pharmaceuticals, Inc.	43,800	376,242
* #	EPIX Pharmaceuticals, Inc.	79,113	241,295
*	eResearch Technology, Inc.	120,375	1,439,685
*	etrials Worldwide, Inc.	36,154	92,193
* #	ev3, Inc.	28,585	252,691
* #	Exact Sciences Corp.	80,569	157,915
*	Exactech, Inc.	30,530	801,412
*	E-Z-EM, Inc.	17,224	358,087
*	Farville, Inc.	84,781	161,932
* #	Five Star Quality Care, Inc.	82,300	590,091
* #	Genomic Health, Inc.	34,020	648,761
*	Gentiva Health Services, Inc.	78,254	1,687,156
* #	GenVec, Inc.	73,228	83,480
* #	Geron Corp.	216,351	1,064,447
*	Greatbatch, Inc.	58,100	1,241,597
* #	GTx, Inc.	72,140	1,180,932
*	Haemonetics Corp.	28,300	1,644,230
* #	Halozyme Therapeutics, Inc.	36,600	201,300
*	Hanger Orthopedic Group, Inc.	34,011	394,187
*	Harvard Bioscience, Inc.	72,333	332,008
*	Health Grades, Inc.	95,930	523,778
*	HealthExtras, Inc.	21,600	595,080
*	HEALTHSOUTH Corp.	55,480	892,118
*	Healthspring, Inc.	50,260	882,063
*	HealthStream, Inc.	57,235	172,850
*	HealthTronics, Inc.	90,090	328,828
*	Healthways, Inc.	14,500	498,075
*	Henry Schein, Inc.	9,992	597,721
* #	Hi-Tech Pharmacal Co., Inc.	34,161	380,554
* #	HMS Holdings Corp.	51,647	1,413,062
	Hooper Holmes, Inc.	157,863	102,611
*	Human Genome Sciences, Inc.	20,434	120,765
* #	Hythiam, Inc.	9,213	28,192
*	ICU Medical, Inc.	35,068	941,225
*	Idenix Pharmaceuticals, Inc.	141,711	769,491
* #	Idera Pharmaceuticals, Inc.	63,369	647,631
*	I-Flow Corp.	60,371	850,627
* #	Illumina, Inc.	58,641	4,246,195
* #	Immtech International, Inc.	30,837	24,670
* #	ImmunoGen, Inc.	107,579	319,510
* #	Immunomedics, Inc.	179,045	442,241
* #	Incyte Corp.	165,440	1,639,510
* #	Indevus Pharmaceuticals, Inc.	206,278	1,023,139
*	Infinity Pharmaceuticals, Inc.	50,559	379,193
* #	Inovio Biomedical Corp.	31,322	28,816
*	Inspire Pharmaceuticals, Inc.	93,154	418,261
* #	Integra LifeSciences Holdings	9,487	393,141
*	IntegraMed America, Inc.	24,934	252,831
* #	Interleukin Genetics, Inc.	1,698	2,496
* #	InterMune, Inc.	26,209	369,023
* #	Interpharm Holdings, Inc.	5,156	851

24

* #	Introgen Therapeutics, Inc.	114,743	$329,312
	Invacare Corp.	40,300	1,005,888
*	Inventiv Health, Inc.	33,890	1,077,702
*	Inverness Medical Innovations, Inc.	27,121	801,968
*	Iridex Corp.	23,121	73,987
*	IRIS International, Inc.	45,062	507,849
* #	Isis Pharmaceuticals, Inc.	78,600	1,131,840
* #	Isolagen, Inc.	6,209	3,850
* #	Ista Pharmaceuticals, Inc.	74,873	313,718
* #	I-Trax, Inc.	118,846	475,384
* #	Javelin Pharmaceuticals, Inc.	131,170	379,081
* #	Kendle International, Inc.	32,130	1,439,745
*	Kensey Nash Corp.	31,138	845,397
* #	Keryx Biopharmaceuticals, Inc.	72,930	419,348
	Kewaunee Scientific Corp.	400	7,076
*	Kindred Healthcare, Inc.	54,100	1,140,969
* #	Kosan Biosciences, Inc.	106,828	212,588
* #	K-V Pharmaceutical Co. Class A	16,700	419,504
*	K-V Pharmaceutical Co. Class B	4,735	118,375
*	La Jolla Pharmaceutical Co.	99,298	247,252
	Landauer, Inc.	20,148	963,074
*	Langer, Inc.	27,314	55,721
*	Lannet Co., Inc.	50,904	152,712
#	LCA-Vision, Inc.	20,850	287,313
*	Lexicon Pharmaceuticals, Inc.	249,727	464,492
*	LHC Group, Inc.	47,481	807,177
* #	Lifecell Corp.	23,000	928,050
*	Lifecore Biomedical, Inc.	38,300	644,589
#	Ligand Pharmaceuticals, Inc. Class B	123,038	417,099
* #	Luminex Corp.	47,513	827,201
*	Magellan Health Services, Inc.	20,808	901,611
*	Magyar Bancorp, Inc.	1,700	18,054
* #	Mannkind Corp.	27,494	194,383
* #	Martek Biosciences Corp.	60,200	1,725,332
*	Matria Healthcare, Inc.	48,776	1,225,253
*	Matrixx Initiatives, Inc.	25,599	371,186
*	Maxygen, Inc.	100,348	644,234
*	Medarex, Inc.	62,034	576,916
*	MedCath Corp.	59,066	1,231,526
*	Medical Action Industries, Inc.	40,521	762,605
*	Medical Staffing Network Holdings, Inc.	77,810	431,846
	Medicis Pharmaceutical Corp. Class A	28,500	584,535
* #	Medivation, Inc.	14,078	225,389
*	MEDTOX Scientific, Inc.	22,016	352,036
*	Memory Pharmaceuticals Corp.	84,461	54,055
*	Memry Corp.	48,707	63,319
* #	Merge Technologies, Inc.	46,893	24,853
	Meridian Bioscience, Inc.	42,654	1,461,753
*	Merit Medical Systems, Inc.	69,870	1,107,440
*	Metabasis Therapeutics, Inc.	77,397	148,602
*	Metropolitan Health Networks, Inc.	141,100	332,996
* #	Micromet, Inc.	35,897	49,897
* #	Micrus Endovascular Corp.	30,005	424,571
* #	MiddleBrook Pharmaceuticals, Inc.	132,311	558,352
* #	Minrad International, Inc.	107,745	251,046

25

* #	Molina Healthcare, Inc.	28,570	$904,241
* #	Monogram Biosciences, Inc.	73,035	106,631
*	MTS Medication Technologies	19,227	239,376
*	MWI Veterinary Supply, Inc.	32,422	1,129,258
* #	Myriad Genetics, Inc.	34,900	1,291,998
* #	Nabi Biopharmaceuticals	163,932	634,417
* #	Nastech Pharmaceutical Co., Inc.	21,778	50,307
*	National Dentex Corp.	3,100	43,369
	National Healthcare Corp.	30,317	1,414,591
*	National Medical Health Card Systems, Inc.	12,624	131,795
	National Research Corp.	6,811	176,814
*	Natus Medical, Inc.	52,769	1,002,083
* #	Nektar Therapeutics	25,772	179,115
*	Neogen Corp.	34,947	943,220
*	Neose Technologies, Inc.	45,359	23,632
*	Neurocrine Biosciences, Inc.	102,326	512,653
* #	Neurogen Corp.	103,517	164,592
* #	Neurometric, Inc.	37,493	91,108
*	Nighthawk Radiology Holdings, Inc.	55,072	628,922
*	NMT Medical, Inc.	28,001	111,724
* #	Northstar Neuroscience, Inc.	66,126	103,818
*	Novacea, Inc.	15,885	43,207
* #	NovaMed, Inc.	67,333	270,005
*	Novavax, Inc.	171,180	479,304
*	Noven Pharmaceuticals, Inc.	64,914	880,234
* #	NPS Pharmaceuticals, Inc.	121,780	482,249
*	Nutraceutical International Corp.	31,526	401,641
*	NuVasive, Inc.	37,484	1,444,633
*	Nuvelo, Inc.	24,054	40,170
*	NxStage Medical, Inc.	71,728	424,630
*	Odyssey Healthcare, Inc.	88,997	777,834
*	Omnicell, Inc.	53,642	1,019,198
*	Omrix Biopharmaceuticals, Inc.	34,620	836,073
* #	Onyx Pharmaceuticals, Inc.	19,100	521,812
*	OraSure Technologies, Inc.	122,191	872,444
*	Orchid Cellmark, Inc.	90,945	417,438
*	Ore Pharmaceuticals, Inc.	27,371	18,475
*	Orthologic Corp.	1,047	1,099
* #	Oscient Pharmaceuticals Corp.	22,166	44,997
*	Osteotech, Inc.	53,553	234,027
	Owens & Minor, Inc.	36,200	1,555,514
*	Oxigene, Inc.	64,974	123,451
* #	Pain Therapeutics, Inc.	105,264	887,376
* #	Palomar Medical Technologies, Inc.	16,636	221,425
*	Par Pharmaceutical Companies, Inc.	48,500	857,965
* #	Parexel International Corp.	39,700	2,181,515
*	PDI, Inc.	26,766	210,648
* #	Penwest Pharmaceuticals Co.	24,008	73,945
	Perrigo Co.	98,412	3,288,929
*	Pharmacopia, Inc.	12,000	44,160
* #	Pharmacyclics, Inc.	4,351	5,047
* #	Pharmanet Development Group, Inc.	44,837	1,292,651
*	Phase Forward, Inc.	11,215	178,655
*	PHC, Inc.	58,110	157,478
*	Pipex Pharmaceuticals, Inc.	41,875	50,250

26

*	Possis Medical, Inc.	40,453	$785,597
* #	Pozen, Inc.	30,170	367,772
* #	Progenics Pharmaceuticals, Inc.	53,900	824,670
*	Prospect Medical Holdings, Inc.	32,343	119,022
*	Providence Service Corp.	30,340	855,285
* #	ProxyMed, Inc.	29,112	55,022
*	PSS World Medical, Inc.	60,600	1,060,500
	Psychemedics Corp.	12,054	198,891
* #	Psychiatric Solutions, Inc.	14,500	410,205
*	QuadraMed Corp.	105,375	205,481
*	Questcor Pharmaceuticals, Inc.	149,753	673,889
*	Quidel Corp.	71,027	1,166,974
* #	Quigley Corp.	28,931	153,334
* #	RadNet, Inc.	93,718	760,053
*	Regeneron Pharmaceuticals, Inc.	29,200	577,284
*	RegeneRx Biopharmaceuticals, Inc.	19,935	19,935
*	RehabCare Group, Inc.	40,700	814,000
*	Renovis, Inc.	91,503	216,862
*	Repligen Corp.	81,896	433,230
* #	Repros Therapeutics, Inc.	43,465	364,237
*	Res-Care, Inc.	81,300	1,751,202
*	Retractable Technologies, Inc.	44,059	66,089
* #	Rigel Pharmaceuticals, Inc.	66,166	1,311,410
* #	Rochester Medical Corp.	12,504	128,291
*	Rockwell Medical Technologies, Inc.	34,468	219,216
*	RTI Biologics, Inc.	86,397	743,014
* #	Salix Pharmaceuticals, Ltd.	98,400	664,200
* #	Sangamo BioSciences, Inc.	87,368	1,022,206
* #	Santarus, Inc.	38,156	68,681
* #	Savient Pharmaceuticals, Inc.	90,300	2,048,004
*	SciClone Pharmaceuticals, Inc.	121,574	243,148
* #	Sciele Pharma, Inc.	47,200	977,040
* #	Seattle Genetics, Inc.	108,421	974,705
* #	Senomyx, Inc.	39,050	265,540
* #	Sequenom, Inc.	100,258	700,803
*	SGX Pharmaceuticals, Inc.	46,672	185,288
* #	Sirona Dental Systems, Inc.	23,160	602,392
*	Somanetics Corp.	38,697	1,075,390
* #	Somaxon Pharmaceuticals, Inc.	40,207	193,396
*	Sonic Innovations, Inc.	75,402	318,950
* #	SonoSite, Inc.	42,960	1,264,313
	Span-American Medical System, Inc.	4,025	49,749
*	Spectranetics Corp.	75,835	682,515
*	Spectrum Pharmaceuticals, Inc.	30,539	79,096
*	SRI/Surgical Express, Inc.	3,745	15,692
* #	Staar Surgical Co.	56,419	130,892
* #	StemCells, Inc.	168,610	254,601
* #	Stereotaxis, Inc.	62,028	357,902
	Steris Corp.	57,563	1,417,201
*	Strategic Diagnostics, Inc.	58,203	252,601
*	Sun Healthcare Group, Inc.	92,629	1,365,351
*	Sunesis Pharmaceuticals, Inc.	26,787	37,502
*	SunLink Health Systems, Inc.	2,600	16,510
*	Sunrise Senior Living, Inc.	60,000	1,642,800
* #	SuperGen, Inc.	125,965	346,404

27

* #	SurModics, Inc.	32,320	$1,427,574
*	Symmetry Medical, Inc.	78,520	1,397,656
*	Synovis Life Technologies, Inc.	36,700	648,856
*	Targacept, Inc.	26,339	208,341
* #	Telik, Inc.	144,524	362,755
* #	Tercica, Inc.	124,671	754,260
*	The Medicines Co.	21,600	416,016
*	Theragenics Corp.	61,900	240,172
*	Third Wave Technologies, Inc.	113,797	906,962
*	Thoratec Corp.	66,058	958,502
* #	Titan Pharmaceuticals, Inc.	79,088	90,951
*	Torreypines Therapeutics, Inc.	35,643	68,078
* #	Trimeris, Inc.	66,668	400,675
*	TriZetto Group, Inc.	34,993	683,063
*	U.S. Physical Therapy, Inc.	35,876	475,357
*	United Therapeutics Corp.	17,562	1,478,194
*	Urologix, Inc.	19,734	21,905
* #	Uroplasty, Inc.	40,443	151,661
	Utah Medical Products, Inc.	7,107	212,570
#	Valeant Pharmaceuticals International	33,400	459,250
*	Vanda Pharmaceuticals, Inc.	6,400	29,184
*	Varian, Inc.	32,895	1,781,264
*	Vascular Solutions, Inc.	31,839	198,039
* #	Vical, Inc.	98,926	376,908
* #	ViroPharma, Inc.	108,396	992,907
*	VistaCare, Inc.	36,576	313,456
* #	Vital Images, Inc.	42,930	680,870
	Vital Signs, Inc.	22,375	1,137,769
*	Vivus, Inc.	140,818	825,193
*	Vnus Medical Technologies	50,781	949,097
*	Volcano Corp.	8,240	101,022
	West Pharmaceutical Services, Inc.	25,600	1,057,280
*	Wright Medical Group, Inc.	36,530	961,470
* #	Xenoport, Inc.	23,200	1,187,144
	Young Innovations, Inc.	14,568	310,881
*	Zoll Medical Corp.	53,446	1,329,736
Total Health Care			229,328,492

Industrials — (13.5%)
* #	3-D Systems Corp.	40,583	586,830
*	A. T. Cross Co. Class A	20,363	158,831
	A.O. Smith Corp.	20,300	739,529
	AAON, Inc.	45,839	756,802
*	AAR Corp.	49,700	1,286,733
	ABM Industries, Inc.	52,931	1,051,210
*	ABX Air, Inc.	105,692	323,418
*	Acco Brands Corp.	33,200	460,484
*	Accuride Corp.	82,259	593,910
	Aceto Corp.	23,731	166,354
*	Active Power, Inc.	194,984	350,971
	Actuant Corp.	52,240	1,404,211
#	Administaff, Inc.	27,000	665,820
*	Aerosonic Corp.	8,458	41,867
*	AGCO Corp.	38,802	2,516,698
*	AirNet Systems, Inc.	15,267	27,481

28

*	Airtran Holdings, Inc.	87,800	$633,916
*	Alabama Aircraft Industries	600	1,920
	Alamo Group, Inc.	29,500	546,930
* #	Alaska Air Group, Inc.	60,098	1,466,391
	Albany International Corp. Class A	26,164	898,210
* #	Allied Defense Group, Inc.	23,266	173,332
*	Amerco, Inc.	26,978	1,405,824
	American Ecology Corp.	40,597	1,011,271
#	American Science & Engineering, Inc.	24,316	1,316,955
* #	American Superconductor Corp.	62,800	1,418,652
#	American Woodmark Corp.	38,446	729,705
	Ameron International Corp.	18,360	2,026,393
	Ampco-Pittsburgh Corp.	26,942	1,020,024
* #	AMR Corp.	14,190	181,774
#	Amrep Corp.	15,808	588,058
	Angelica Corp.	32,345	535,310
*	APAC Customer Services, Inc.	112,378	124,740
	Apogee Enterprises, Inc.	73,873	1,136,905
* #	Applied Energetics, Inc.	258,435	607,322
	Applied Industrial Technologies, Inc.	28,275	781,521
	Applied Signal Technologies, Inc.	40,368	480,379
*	Argon ST, Inc.	50,441	819,666
	Arkansas Best Corp.	33,400	892,114
*	Arotech Corp.	37,312	71,266
*	Astec Industries, Inc.	32,487	1,229,958
*	Astronics Corp.	12,565	248,159
*	Atlas Air Worldwide Holding, Inc.	23,758	1,202,155
*	Avalon Holding Corp. Class A	1,400	7,588
*	Axsys Technologies, Inc.	32,169	1,415,436
*	AZZ, Inc.	29,800	1,055,516
#	Badger Meter, Inc.	24,736	944,173
*	Baker (Michael) Corp.	22,386	644,717
	Baldor Electric Co.	40,500	1,161,135
*	Baldwin Technology Co., Inc. Class A	39,388	102,803
	Barnes Group, Inc.	57,483	1,307,163
#	Barrett Business Services, Inc.	31,635	512,487
*	BE Aerospace, Inc.	66,495	2,280,779
*	Blount International, Inc.	114,947	1,371,318
#	BlueLinx Holdings, Inc.	68,475	372,504
#	Bowne & Co., Inc.	20,864	276,865
	Brady Co. Class A	9,000	275,220
*	Breeze-Eastern Corp.	8,698	95,287
#	Briggs & Stratton Corp.	52,157	932,046
*	BTU International, Inc.	25,195	270,090
#	C&D Technologies, Inc.	75,000	409,500
*	Cano Petroleum, Inc.	102,335	670,294
#	Cascade Corp.	19,700	882,560
*	Casella Waste Systems, Inc. Class A	63,512	628,134
*	CBIZ, Inc.	157,099	1,398,181
	CDI Corp.	52,837	1,202,042
*	CECO Environmental Corp.	47,737	433,452
*	Celadon Group, Inc.	57,405	516,645
* #	Cenveo, Inc.	55,900	840,736
* #	Ceradyne, Inc.	23,275	724,085
	Champion Industries, Inc.	9,061	47,842

29

*	Chart Industries, Inc.	19,346	$663,761
	Chase Corp.	9,822	231,799
	CIRCOR International, Inc.	40,937	1,864,680
#	Clarcor, Inc.	26,400	945,120
*	Clean Harbors, Inc.	14,400	885,888
*	Columbus McKinnon Corp.	49,140	1,407,370
	Comfort Systems USA, Inc.	110,823	1,318,794
*	Commercial Vehicle Group, Inc.	51,964	486,383
*	Competitive Technologies, Inc.	17,892	31,311
*	COMSYS IT Partners, Inc.	43,813	412,718
* #	Consolidated Graphics, Inc.	17,600	936,144
*	Cornell Companies, Inc.	25,000	520,250
* #	CoStar Group, Inc.	18,479	767,248
*	Covenant Transport Group Class A	10,563	83,131
*	CPI Aerostructures, Inc.	15,502	130,837
*	CRA International, Inc.	31,199	1,184,938
	Cubic Corp.	53,684	1,372,700
	Curtiss-Wright Corp.	43,900	1,846,434
	Deluxe Corp.	36,940	769,460
	Diamond Management & Technology Consultants, Inc.	55,700	330,301
* #	Document Securities Systems, Inc.	31,026	139,617
*	Dollar Thrifty Automotive Group, Inc.	29,500	423,620
* #	Double Eagle Petroleum Co.	24,609	416,384
*	Ducommun, Inc.	23,596	654,317
*	DXP Enterprises, Inc.	18,510	691,904
*	Dynamex, Inc.	29,552	683,242
	Dynamic Materials Corp.	23,296	1,327,639
#	Eagle Bulk Shipping, Inc.	55,300	1,472,639
*	Eagle Test Systems, Inc.	17,173	179,801
	Eastern Co.	10,306	174,171
	Ecology & Environment, Inc. Class A	420	4,914
	Electro Rent Corp.	75,455	979,406
	Encore Wire Corp.	54,415	911,451
* #	Energy Conversion Devices, Inc.	29,600	786,472
*	Energy Focus, Inc.	32,595	165,257
*	EnerSys	66,499	1,528,812
* #	ENGlobal Corp.	71,586	661,455
	Ennis, Inc.	66,585	1,062,697
*	EnPro Industries, Inc.	40,000	1,181,200
	Equifax, Inc.	1	34
*	ESCO Technologies, Inc.	26,490	875,759
	Espey Manufacturing & Electronics Corp.	1,000	21,700
*	Esterline Technologies Corp.	43,657	2,287,627
* #	Evergreen Solar, Inc.	81,260	780,909
*	Exide Technologies	125,923	1,286,933
*	Exponent, Inc.	38,200	1,111,620
*	ExpressJet Holdings, Inc.	54,945	133,516
	Federal Signal Corp.	120,806	1,458,128
* #	First Advantage Corp.	8,008	159,279
*	Flanders Corp.	72,178	454,721
*	Flow International Corp.	83,148	612,801
	Flowserve Corp.	45,400	4,944,060
	Forward Air Corp.	15,597	457,772
	Franklin Electric Co., Inc.	20,552	677,805
#	Freightcar America, Inc.	26,334	1,055,467

30

* #	Frontier Airlines Holdings, Inc.	31,048	$90,971
	Frozen Food Express Industries, Inc.	33,400	231,128
* #	FTI Consulting, Inc.	54,350	3,451,225
* #	FuelCell Energy, Inc.	148,117	1,060,518
*	Furmanite Corp.	103,093	1,131,961
	G & K Services, Inc. Class A	30,154	1,153,692
*	Gardner Denver Machinery, Inc.	28,449	1,050,053
	GATX Corp.	42,065	1,513,499
*	Gehl Co.	27,057	433,724
#	Gencorp, Inc.	98,260	1,021,904
*	General Cable Corp.	44,800	2,765,056
*	Genesee & Wyoming, Inc.	47,252	1,464,812
*	GeoEye, Inc.	42,599	1,286,916
*	GeoPetro Resources Co.	44,079	130,915
#	Gorman-Rupp Co.	41,807	1,141,331
*	GP Strategies Corp.	43,986	411,269
*	Graftech International, Ltd.	102,200	1,637,244
	Graham Corp.	1,375	52,910
#	Greenbrier Companies, Inc.	36,243	952,466
*	Griffon Corp.	77,968	690,017
	Hardinge, Inc.	26,510	328,989
	Harsco Corp.	5,600	316,344
*	Hawaiian Holdings, Inc.	116,541	606,013
#	Healthcare Services Group, Inc.	61,335	1,213,206
	Heartland Express, Inc.	51,134	714,853
#	Heico Corp.	13,097	573,649
	Heico Corp. Class A	19,577	712,407
#	Heidrick & Struggles International, Inc.	25,500	872,865
*	Henry Bros. Electronics, Inc.	15,919	76,252
*	Herley Industries, Inc.	17,600	211,024
*	Hexcel Corp.	17,800	359,382
*	Hill International, Inc.	84,045	1,071,574
	Hi-Shear Technology Corp.	17,617	198,191
#	HNI Corp.	26,120	772,107
*	HQ Sustainable Maritime Industries, Inc.	29,769	395,928
*	Hub Group, Inc. Class A	51,200	1,535,488
*	Hudson Highland Group, Inc.	60,957	454,130
*	Hurco Companies, Inc.	18,157	802,903
*	Huttig Building Products, Inc.	52,782	157,290
*	ICT Group, Inc.	12,969	111,404
*	IHS, Inc.	26,539	1,636,129
*	II-VI, Inc.	47,000	1,538,780
	IKON Office Solutions, Inc.	173,900	1,238,168
*	Industrial Distribution Group, Inc.	14,703	143,795
*	Innotrac Corp.	1,100	3,740
* #	Innovative Solutions & Support, Inc.	41,440	375,032
*	Insituform Technologies, Inc. Class A	76,163	1,063,997
	Insteel Industries, Inc.	49,878	537,186
* #	Integrated Electrical Services, Inc.	34,328	592,501
* #	InterDigital, Inc.	27,200	473,008
*	Interline Brands, Inc.	25,400	451,358
*	International Shipholding Corp.	4,400	83,864
*	Intersections, Inc.	48,382	396,249
* #	JetBlue Airways Corp.	163,100	888,895
*	Kadant, Inc.	21,892	549,489

31

	Kaman Corp. Class A	33,700	$808,800
* #	Kansas City Southern	42,800	1,532,240
#	Kaydon Corp.	24,500	1,046,395
	Kelly Services, Inc. Class A	25,000	480,250
*	Kenexa Corp.	22,100	447,746
*	Key Technology, Inc.	15,407	544,021
*	Kforce, Inc.	99,081	847,143
* #	Kirby Corp.	42,949	1,936,141
#	Knight Transportation, Inc.	68,624	1,014,949
	Knoll, Inc.	15,300	215,424
*	Korn/Ferry International	47,000	792,420
*	K-Tron International, Inc.	5,033	587,502
	L.S. Starrett Co. Class A	1,900	33,136
*	LaBarge, Inc.	44,121	575,338
*	Ladish Co., Inc.	38,377	1,370,059
	Lawson Products, Inc.	9,311	236,499
*	Layne Christensen Co.	33,300	1,333,332
*	Learning Tree International, Inc.	47,140	634,504
*	LECG Corp.	60,621	575,900
*	LGL Group, Inc.	800	8,120
#	Lindsay Corp.	25,764	2,025,566
*	LMI Aerospace, Inc.	34,127	649,437
	LSI Industries, Inc.	55,560	738,392
*	Lydall, Inc.	40,600	413,714
*	M&F Worldwide Corp.	36,700	1,359,001
*	Mac-Gray Corp.	23,300	269,348
*	Magnetek, Inc.	91,516	312,070
*	MAIR Holdings, Inc.	23,464	100,426
*	Marten Transport, Ltd.	50,569	732,745
	McGrath Rentcorp.	48,058	1,006,335
* #	Medialink Worldwide, Inc.	15,887	35,746
*	Merrimac Industries, Inc.	1,920	13,709
*	Mesa Air Group, Inc.	71,200	172,304
	Met-Pro Corp.	36,832	400,364
*	MFRI, Inc.	15,920	257,904
* #	Microvision, Inc.	136,001	342,723
* #	Middleby Corp.	9,000	612,000
* #	Milacron, Inc.	8,161	24,075
*	Miller Industries, Inc.	29,600	342,176
	Mine Safety Appliances Co.	27,879	1,118,227
*	Misonix, Inc.	15,145	64,366
* #	Mobile Mini, Inc.	44,287	824,181
*	Modtech Holdings, Inc.	507	243
*	Moog, Inc. Class A	47,857	1,964,051
*	Moog, Inc. Class B	2,093	86,650
*	MTC Technologies, Inc.	35,086	831,538
	Mueller Industries, Inc.	45,322	1,302,101
#	Mueller Water Products, Inc. Class B	61,792	538,208
	Multi-Color Corp.	18,937	409,418
	NACCO Industries, Inc. Class A	5,700	461,985
*	Nashua Corp.	1,700	19,550
*	National Technical Systems, Inc.	26,331	163,779
*	Navigant Consulting, Inc.	53,600	874,216
*	NCI Building Systems, Inc.	26,200	794,908
	Nordson Corp.	14,900	765,711

32

*	North America Galvanizing & Coatings, Inc.	37,200	$210,552
*	NuCo2, Inc.	35,774	988,436
*	Odyssey Marine Exploration, Inc.	85,109	417,034
*	Old Dominion Freight Line, Inc.	39,180	1,067,655
	Omega Flex, Inc.	26,580	398,700
*	On Assignment, Inc.	74,779	462,882
*	Orbital Sciences Corp.	75,335	1,631,003
*	P.A.M. Transportation Services, Inc.	27,163	393,864
*	Paragon Technologies, Inc.	7,563	46,550
*	Park-Ohio Holdings Corp.	29,890	617,826
*	Patrick Industries, Inc.	2,334	18,369
*	Patriot Transportation Holding, Inc.	4,383	339,770
*	Peerless Manufacturing Co.	9,722	315,965
*	Perini Corp.	34,800	1,304,304
* #	PGT, Inc.	1,100	3,740
*	PHH Corp.	63,800	1,291,312
*	Pike Electric Corp.	90,000	1,163,700
* #	Pinnacle Airlines Corp.	54,079	606,226
* #	Plug Power, Inc.	202,275	608,848
	Portec Rail Products, Inc.	24,669	259,765
*	Powell Industries, Inc.	29,099	1,109,254
*	Power-One, Inc.	209,713	545,254
	Precision Castparts Corp.	2,021	223,098
	Preformed Line Products Co.	3,100	146,320
* #	Protection One, Inc.	55,406	485,357
	Providence & Worcester Railroad Co.	1,600	31,440
*	Quality Distribution, Inc.	48,043	147,492
	Quipp, Inc.	1,148	4,391
	Quixote Corp.	26,476	371,988
#	Raven Industries, Inc.	29,686	869,206
*	RCM Technologies, Inc.	30,751	163,288
	Regal-Beloit Corp.	43,772	1,616,062
*	Republic Airways Holdings, Inc.	78,632	1,537,256
	Resources Connection, Inc.	22,452	361,477
#	Robbins & Myers, Inc.	60,800	2,070,240
	Rollins, Inc.	74,175	1,309,189
*	Rush Enterprises, Inc. Class A	56,951	844,014
*	Rush Enterprises, Inc. Class B	15,602	230,598
*	Saia, Inc.	20,290	293,191
	Schawk, Inc.	71,637	1,128,283
*	School Specialty, Inc.	30,110	918,957
	Servidyne, Inc.	8,800	54,912
	Servotronics, Inc.	1,332	25,774
*	Shaw Group, Inc.	44,466	2,862,721
*	SIFCO Industries, Inc.	9,714	131,722
#	Simpson Manufacturing Co., Inc.	46,100	1,104,556
	Skywest, Inc.	93,400	2,066,008
*	SL Industries, Inc.	15,464	306,187
*	SmartPros, Ltd.	12,921	73,004
*	Sparton Corp.	6,783	32,423
*	Spherion Corp.	64,000	414,720
*	Spherix, Inc.	34,571	36,991
* #	Spire Corp.	24,657	392,786
*	Standard Parking Corp.	40,352	819,953
	Standard Register Co.	64,186	548,790

33

	Standex International Corp.	36,616	$696,070
*	Sterling Construction Co., Inc.	21,800	438,398
	Sun Hydraulics, Inc.	38,832	843,819
*	Superior Essex, Inc.	53,140	1,508,113
	Supreme Industries, Inc.	4,810	28,331
	Sypris Solutions, Inc.	48,408	232,842
*	SYS Technologies	40,995	88,959
	TAL International Group, Inc.	32,034	668,550
*	Taleo Corp. Class A	23,609	449,988
* #	Taser International, Inc.	64,400	725,788
*	Team, Inc.	20,600	628,094
*	TeamStaff, Inc.	874	612
	Tech/Ops Sevcon, Inc.	3,709	28,930
	Technology Research Corp.	16,535	48,282
	Tecumseh Products Co. Class A	29,154	617,482
*	Teledyne Technologies, Inc.	33,700	1,496,280
*	TeleTech Holdings, Inc.	73,285	1,654,042
	Tennant Co.	30,000	1,082,400
*	Tetra Tech, Inc.	45,085	850,754
*	The Advisory Board Co.	5,800	322,306
*	The Geo Group, Inc.	66,100	1,764,209
	The Manitowoc Co., Inc.	48,688	1,983,549
	Thomas Group, Inc.	27,546	93,932
#	Titan International, Inc.	29,700	1,009,503
	Todd Shipyards Corp.	10,185	171,923
*	Trailer Bridge, Inc.	18,325	196,627
*	TransDigm Group, Inc.	4,700	182,642
*	TRC Companies, Inc.	44,933	227,810
	Tredegar Industries, Inc.	33,800	534,378
* #	Trex Co., Inc.	35,255	274,989
	Trinity Industries, Inc.	12,150	342,266
	Triumph Group, Inc.	17,600	995,984
*	TrueBlue, Inc.	37,500	468,375
*	Tufco Technologies, Inc.	1,800	11,574
* #	TurboChef Technologies, Inc.	55,366	470,611
	Twin Disc, Inc.	27,718	561,567
*	U.S. Home Systems, Inc.	14,192	63,722
* #	Ultralife Batteries, Inc.	45,262	638,647
*	United Rentals, Inc.	77,500	1,557,750
* #	United Stationers, Inc.	36,893	1,821,038
	Universal Forest Products, Inc.	45,100	1,252,878
*	Universal Security Instruments, Inc.	6,928	45,240
*	Universal Truckload Services, Inc.	39,171	731,714
*	UQM Technologies, Inc.	54,888	119,656
*	URS Corp.	10,900	439,052
*	US Airways Group, Inc.	22,875	283,650
*	USA Truck, Inc.	2,300	30,521
	Valmont Industries, Inc.	24,400	1,949,560
*	Valpey Fisher Corp.	1,200	5,700
*	Veri-Tek International Corp.	28,583	156,921
*	Versar, Inc.	23,150	137,743
	Viad Corp.	25,150	871,951
#	Vicor Corp.	74,897	908,501
*	Volt Information Sciences, Inc.	64,874	1,042,525
	VSE Corp.	9,412	298,831

34

	Wabash National Corp.	55,050	$434,895
	Wabtec Corp.	32,294	1,117,695
	Walter Industries, Inc.	35,000	1,912,050
*	Waste Connections, Inc.	50	1,518
	Waste Industries USA, Inc.	32,360	1,184,052
#	Watsco, Inc. Class A	19,200	729,600
	Watsco, Inc. Class B	100	3,801
	Watson Wyatt & Co. Holdings	8,900	472,145
#	Watts Water Technologies, Inc.	33,700	934,164
*	WCA Waste Corp.	48,746	297,351
#	Werner Enterprises, Inc.	107,532	1,912,994
* #	WESCO International, Inc.	5,000	200,000
*	Westaff, Inc.	43,530	176,732
*	Willis Lease Finance Corp.	5,400	66,960
	Woodward Governor Co.	65,800	1,879,906
* #	YRC Worldwide, Inc.	1,167	16,058
Total Industrials			258,404,783

Information Technology — (14.5%)
*	3Com Corp.	338,164	1,112,560
*	Acacia Research-Acacia Technologies	50,257	328,178
* #	Access Integrated Technologies, Inc.	72,694	171,558
* #	ACI Worldwide, Inc.	20,500	362,030
*	Actel Corp.	38,200	452,670
*	ActivIdentity Corp.	123,818	380,121
*	Activision, Inc.	1	27
*	Actuate Corp.	135,598	650,870
	Acxiom Corp.	46,600	592,286
*	Adaptec, Inc.	319,586	846,903
*	ADC Telecommunications, Inc.	34,200	467,514
*	ADDvantage Technologies Group, Inc.	25,759	109,476
*	Adept Technology, Inc.	20,677	188,574
	Adtran, Inc.	33,300	613,386
*	Advanced Analogic Technologies, Inc.	117,602	764,413
*	Advanced Energy Industries, Inc.	72,200	925,604
* #	Advanced Photonix, Inc.	55,700	83,550
*	Advent Software, Inc.	23,367	1,050,113
*	Aehr Test Systems	20,696	151,081
*	Aetrium, Inc.	31,685	148,603
	Agilysys, Inc.	29,600	375,032
*	Airspan Networks, Inc.	77,216	88,798
* ,	Allen Organ Co.	700	11,403
	American Software, Inc. Class A	60,698	515,933
*	AMIS Holdings, Inc.	115,900	790,438
*	Amkor Technology, Inc.	113,200	1,325,572
*	Amtech Systems, Inc.	25,114	313,172
* #	Anadigics, Inc.	94,765	667,146
*	Analysts International Corp.	18,818	25,216
*	Anaren, Inc.	51,200	647,168
*	Anixter International, Inc.	28,900	1,889,771
*	Ansoft Corp.	48,568	1,181,174
*	Answerthink, Inc.	122,508	496,157
*	Ansys, Inc.	55,600	2,077,772
*	Applied Micro Circuits Corp.	70,059	520,538
*	Ariba, Inc.	150,275	1,340,453

35

*	Arris Group, Inc.	163,457	$939,878
*	Art Technology Group, Inc.	301,150	1,017,887
*	Aspen Technology, Inc.	91,810	1,028,272
	Astro-Med, Inc.	2,286	22,380
*	Asyst Technologies, Inc.	73,490	258,685
* #	Atheros Communications	17,800	432,896
	Atlantic Tele-Network, Inc.	39,226	1,206,200
*	ATMI, Inc.	37,200	1,017,048
*	Autobytel, Inc.	93,923	253,592
	Avici Systems, Inc.	41,678	319,670
* #	Avid Technology, Inc.	45,178	1,100,988
*	Aviza Technology, Inc.	25,237	23,597
*	Avocent Corp.	42,290	707,512
*	Aware, Inc.	64,607	257,782
*	Axcelis Technologies, Inc.	264,200	1,519,150
*	AXT, Inc.	86,201	475,830
* #	Bankrate, Inc.	17,941	758,187
*	BearingPoint, Inc.	87,000	140,940
	Bel Fuse, Inc. Class A	3,656	114,579
	Bel Fuse, Inc. Class B	25,176	686,550
*	Bell Microproducts, Inc.	28,484	95,421
*	Benchmark Electronics, Inc.	94,580	1,588,944
	Black Box Corp.	31,269	969,339
	Blackbaud, Inc.	600	15,684
*	Blackboard, Inc.	4,300	123,711
*	Blue Coat Systems, Inc.	51,800	1,216,264
*	Bookham, Inc.	281,380	410,815
* #	Borland Software Corp.	181,168	353,278
*	Bottomline Technologies, Inc.	63,267	812,348
*	Brightpoint, Inc.	114,703	1,186,029
*	Brocade Communications Systems, Inc.	334,052	2,568,860
*	Brooks Automation, Inc.	94,521	952,772
*	BSQUARE Corp.	32,399	139,964
*	Cabot Microelectronics Corp.	27,966	936,581
*	CACI International, Inc. Class A	28,795	1,257,190
*	CalAmp Corp.	60,239	164,452
*	California Micro Devices Corp.	62,062	198,598
* #	Callidus Software, Inc.	83,044	407,746
*	CallWave, Inc.	55,421	140,769
	CAM Commerce Solutions, Inc.	11,857	446,772
*	Captaris, Inc.	73,277	254,271
*	Cascade Microtech, Inc.	33,114	253,984
	Cass Information Systems, Inc.	3,139	87,892
*	Catalyst Semiconductor, Inc.	43,885	175,979
*	Catapult Communications Corp.	39,833	248,558
*	Centillium Communications, Inc.	38,529	27,356
*	CEVA, Inc.	55,197	470,830
*	Checkpoint Systems, Inc.	44,900	1,086,580
*	Cherokee International Corp.	41,717	89,692
*	Chordiant Software, Inc.	57,926	333,654
*	Ciber, Inc.	72,351	332,815
*	Ciprico, Inc.	12,133	42,466
*	Cirrus Logic, Inc.	200,127	1,028,653
*	CMGI, Inc.	20,351	233,833
* #	CNET Networks, Inc.	64,600	468,996

36

* #		Cogent, Inc.	23,954	$239,540
		Cognex Corp.	35,415	684,572
		Cohu, Inc.	56,409	882,237
		Comarco, Inc.	7,429	34,248
#	•	Commerce One, Inc.	1,966	—
* #		CommScope, Inc.	53,807	2,253,437
		Communications Systems, Inc.	3,000	33,960
* #		Comtech Telecommunications Corp.	37,508	1,627,097
* #		Concur Technologies, Inc.	39,600	1,157,904
* #		Convera Corp.	147,648	280,531
*		CPI International, Inc.	44,459	462,374
*		Credence Systems Corp.	245,761	348,981
* #		Cree, Inc.	15,400	475,860
*		CSG Systems International, Inc.	38,000	431,300
*		CSP, Inc.	1,770	10,762
		CTS Corp.	29,900	290,030
*		Cyberoptics Corp.	24,383	254,071
*		Cybersource Corp.	149,267	2,180,791
*		Cymer, Inc.	29,157	826,018
* #		Cypress Semiconductor Corp.	11,368	247,140
#		Daktronics, Inc.	22,000	380,160
*		Datalink Corp.	27,283	110,496
		Dataram Corp.	22,642	74,266
*		Digi International, Inc.	73,778	776,882
*		Digimarc Corp.	62,248	558,365
* #		Digital River, Inc.	35,188	1,148,184
*		Diodes, Inc.	40,345	910,587
* #		Ditech Networks, Inc.	83,554	228,102
*		Dot Hill Systems Corp.	146,107	523,063
*		DSP Group, Inc.	66,874	775,738
*		DTS, Inc.	46,625	1,134,386
*		Dycom Industries, Inc.	52,934	605,565
*		Dynamics Research Corp.	25,262	244,031
* #		EarthLink, Inc.	69,200	500,316
*		Ebix, Inc.	8,274	628,824
* #		Echelon Corp.	25,185	282,828
* #		EDGAR Online, Inc.	70,929	190,444
*		Edgewater Technology, Inc.	27,493	164,958
*		EFJ, Inc.	42,685	57,625
*		Elecsys Corp.	700	4,130
*		Electro Scientific Industries, Inc.	70,905	1,147,952
*		Electroglas, Inc.	64,131	110,305
*		Electronics for Imaging, Inc.	69,500	1,046,670
* #		Elixir Gaming Technologies, Inc.	195,632	571,245
*		eLoyalty Corp.	20,147	206,507
* #		EMCORE Corp.	114,925	1,269,921
*		EMS Technologies, Inc.	46,720	1,345,069
*		Emulex Corp.	78,800	1,172,544
*		Endwave Corp.	30,937	216,559
*		Entegris, Inc.	163,574	1,153,197
*		Entertainment Distribution Co., Inc.	65,338	38,549
*		Entorian Technologies, Inc.	113,710	160,331
*		Entrust, Inc.	118,874	298,374
*		Epicor Software Corp.	81,771	905,205
*		EPIQ Systems, Inc.	99,221	1,349,406

37

* #	Equinix, Inc.	269	$18,655
*	eSpeed, Inc.	86,627	1,005,739
* #	Euronet Worldwide, Inc.	51,108	1,103,933
*	Evans & Sutherland Computer Corp.	4,097	4,138
* #	Exar Corp.	38,414	301,934
*	Excel Technology, Inc.	29,994	773,245
*	Extreme Networks, Inc.	280,882	845,455
*	Fairchild Semiconductor Corp. Class A	96,100	1,071,515
* #	FalconStor Software, Inc.	110,840	922,189
*	Faro Technologies, Inc.	36,080	1,181,620
*	FEI Co.	48,800	995,032
* #	Finisar Corp.	225,200	362,572
*	Flir Systems, Inc.	83,800	2,384,948
*	FormFactor, Inc.	17,900	320,947
*	Forrester Research, Inc.	61,842	1,647,471
* #	FortuNet, Inc.	26,879	184,659
	Frequency Electronics, Inc.	23,633	203,007
*	FSI International, Inc.	56,344	91,841
*	Gartner Group, Inc.	20,100	380,091
*	Gerber Scientific, Inc.	64,900	564,630
	Gevity HR, Inc.	17,959	125,354
*	Globecomm Systems, Inc.	9,900	87,219
*	Goldleaf Financial Solutions, Inc.	45,665	121,469
*	Greenfield Online, Inc.	68,622	928,456
*	GSE Systems, Inc.	44,042	453,633
*	GTSI Corp.	19,287	158,539
*	Guidance Software, Inc.	40,629	437,981
*	Harmonic, Inc.	148,164	1,320,141
*	Harris Stratex Networks, Inc. Class A	23,211	233,038
*	Hauppauge Digital, Inc.	28,591	122,941
#	Heartland Payment Systems, Inc.	1,300	28,639
*	hi/fn, Inc.	32,894	180,588
*	Hittite Microwave Corp.	600	19,866
*	Hutchinson Technology, Inc.	64,200	1,078,560
*	Hypercom Corp.	141,928	526,553
* #	I.D. Systems, Inc.	31,343	223,789
* #	i2 Technologies, Inc.	53,948	701,324
	iBasis, Inc.	72,912	296,023
*	iGATE Capital Corp.	141,192	1,118,241
* #	Ikanos Communications	79,065	360,536
* #	ImageWare Systems, Inc.	29,835	40,277
*	I-many, Inc.	142,844	397,106
	Imation Corp.	24,700	556,985
#	Imergent, Inc.	42,118	463,298
* #	Immersion Corp.	65,382	551,170
*	InFocus Corp.	60,516	108,324
*	Informatica Corp.	46,300	808,398
	InfoSpace, Inc.	87,569	892,328
	infoUSA, Inc.	147,007	1,118,723
*	Innodata Isogen, Inc.	70,292	386,606
*	Innovex, Inc.	9,900	3,168
*	Insight Enterprises, Inc.	72,700	1,274,431
	Integral Systems, Inc.	28,600	696,124
*	Integrated Silicon Solution, Inc.	48,743	290,996
*	Intelli-Check, Inc.	29,166	90,415

38

*	Intelligent Systems Corp.	10,570	$32,767
*	Interactive Intelligence, Inc.	37,372	532,925
*	Intermec, Inc.	54,900	1,209,996
*	Internap Network Services Corp.	75,900	531,300
*	Internet Capital Group, Inc.	79,500	691,650
*	Interphase Corp.	18,968	108,118
	Intersil Corp.	6,188	143,995
*	Intervoice, Inc.	96,800	684,376
*	Interwoven, Inc.	83,562	1,132,265
*	Intest Corp.	21,254	45,484
*	Intevac, Inc.	37,884	486,431
*	IntriCon Corp.	17,118	116,916
*	Iomega Corp.	132,889	405,311
*	iPass, Inc.	165,462	459,984
*	iPCS, Inc.	45,275	858,867
*	Iteris, Inc.	89,364	241,283
*	Itron, Inc.	23,700	2,259,321
*	Ixia	180,350	1,354,429
*	IXYS Corp.	82,838	584,008
*	j2 Global Communications, Inc.	28,700	617,624
*	JDA Software Group, Inc.	81,388	1,389,293
*	Jupitermedia Corp.	73,101	240,502
	Keithley Instruments, Inc.	37,694	341,131
*	Kemet Corp.	83,800	415,648
*	Key Tronic Corp.	28,993	92,198
*	Keynote Systems, Inc.	15,350	166,394
*	Kintera, Inc.	30,722	28,879
*	Kopin Corp.	187,495	509,986
*	Kratos Defense & Security Solutions, Inc.	203,021	369,498
* #	Kulicke & Soffa Industries, Inc.	39,600	203,940
*	KVH Industries, Inc.	45,400	394,072
* #	L-1 Identity Solutions, Inc.	103,987	1,243,685
*	LaserCard Corp.	46,747	433,812
*	Lattice Semiconductor Corp.	272,330	702,611
* #	Lawson Software, Inc.	238,500	1,860,300
*	Leadis Technolgies, Inc.	51,836	102,635
*	LeCroy Corp.	31,742	250,444
*	Lionbridge Technologies, Inc.	75,113	266,651
*	Littlefuse, Inc.	22,000	685,740
*	Logility, Inc.	22,069	240,993
*	LoJack Corp.	45,541	568,352
*	LookSmart, Ltd.	61,358	221,502
*	Loral Space & Communications, Inc.	37,400	907,324
*	LTX Corp.	136,134	442,436
*	Lumera Corp.	38,800	92,344
* #	Luna Innovations, Inc.	31,245	210,904
* #	Macrovision Corp.	55,300	845,537
*	Magma Design Automation, Inc.	89,738	881,227
*	Management Network Group, Inc.	102,986	220,390
*	Manatron, Inc.	12,895	148,550
*	Manhattan Associates, Inc.	32,100	708,126
*	ManTech International Corp. Class A	14,400	634,752
#	Marchex, Inc. Class B	74,416	657,093
*	Mastec, Inc.	121,708	1,060,077
*	Mattson Technology, Inc.	135,886	807,163

39

	Maximus, Inc.	27,400	$995,168
* #	Maxwell Technologies, Inc.	47,428	493,725
*	Mentor Graphics Corp.	95,500	869,050
*	Mercury Computer Systems, Inc.	56,858	364,460
*	Merix Corp.	51,678	140,564
	Mesa Laboratories, Inc.	5,672	136,128
	Methode Electronics, Inc.	86,000	915,900
	Micrel, Inc.	1,700	12,495
*	Micros Systems, Inc.	11,206	359,040
* #	Microsemi Corp.	28,400	617,700
*	Microtune, Inc.	154,974	781,069
* #	Midway Games, Inc.	43,100	86,200
* #	Mindspeed Technologies, Inc.	107,653	62,439
* #	MIPS Technologies, Inc.	107,495	398,806
*	MIVA, Inc.	97,596	204,952
*	MKS Instruments, Inc.	73,251	1,471,613
*	Mobility Electronics, Inc.	89,634	121,902
	Mocon, Inc.	9,887	106,681
*	Moldflow Corp.	35,864	597,494
*	Monolithic Power Systems	78,220	1,301,581
* #	MoSys, Inc.	92,950	436,865
*	MPS Group, Inc.	137,586	1,568,480
* #	MRV Communications, Inc.	268,904	430,246
*	MSC. Software Corp.	110,241	1,396,753
	MTS Systems Corp.	18,200	567,658
*	Multi-Fineline Electronix, Inc.	66,087	1,405,670
*	Nanometrics, Inc.	51,242	326,412
*	Napco Security Systems, Inc.	64,443	354,437
*	Napster, Inc.	600	1,104
*	NCI, Inc.	18,022	319,350
* #	NeoMagic Corp.	31,697	41,840
*	NETGEAR, Inc.	41,000	894,620
* #	Netlogic Microsystems, Inc.	46,889	1,106,580
*	NetManage, Inc.	24,063	114,299
*	NetScout Systems, Inc.	98,267	912,900
*	Network Engines, Inc.	58,508	84,252
* #	Network Equipment Technologies, Inc.	79,961	455,778
*	Newport Corp.	68,678	721,806
	NIC, Inc.	134,729	811,069
*	NMS Communications Corp.	800	1,016
*	Novatel Wireless, Inc.	60,687	642,068
*	Nu Horizons Electronics Corp.	33,920	201,485
*	Nuance Communications, Inc.	185,977	3,059,322
*	NumereX Corp. Class A	15,123	120,379
	O.I. Corp.	1,000	10,270
* #	Oculus Innovative Sciences, Inc.	13,138	75,149
*	Omniture, Inc.	24,206	556,254
* #	OmniVision Technologies, Inc.	50,600	802,516
*	Online Resources Corp.	58,653	600,607
*	Onvia, Inc.	21,951	167,925
	Openwave Systems, Inc.	81,596	168,088
*	Oplink Communications, Inc.	62,922	782,120
*	OPNET Technologies, Inc.	56,852	452,542
*	Optical Cable Corp.	7,940	32,633
*	Orthovita, Inc.	225,727	647,836

40

*		OSI Systems, Inc.	45,005	$951,856
*		Overland Storage, Inc.	9,483	12,707
*		OYO Geospace Corp.	10,660	513,172
*		Packeteer, Inc.	82,432	368,471
*		Palm, Inc.	162,600	1,052,022
*		PAR Technology Corp.	35,630	282,190
		Park Electrochemical Corp.	55,336	1,303,163
* #		Parkervision, Inc.	58,671	509,851
*		PC Connection, Inc.	74,444	739,229
*		PC-Tel, Inc.	55,500	370,740
*		PDF Solutions, Inc.	72,451	412,971
		Pegasystems, Inc.	93,388	877,847
*		Perceptron, Inc.	14,005	165,259
*		Perficient, Inc.	63,414	535,848
*		Performance Technologies, Inc.	31,459	147,543
*		Pericom Semiconductor Corp.	53,706	715,901
*		Perot Systems Corp.	140,200	1,933,358
*		Pervasive Software, Inc.	52,635	201,592
*		Phoenix Technologies, Ltd.	69,361	1,145,150
*		Photon Dynamics, Inc.	37,200	385,020
*		Photronics, Inc.	102,270	1,029,859
*		Pinnacle Data Systems, Inc.	200	450
*		Planar Systems, Inc.	46,767	217,934
*		PlanetOut, Inc.	729	2,756
		Plantronics, Inc.	42,400	799,664
*		PLATO Learning, Inc.	65,245	247,931
* #		Plexus Corp.	59,400	1,471,338
*		PLX Technology, Inc.	69,371	448,137
*		PMC-Sierra, Inc.	204,276	978,482
*		Power Integrations, Inc.	31,097	817,851
* #		Powerwave Technologies, Inc.	203,279	581,378
*		Presstek, Inc.	85,855	403,519
*	•	Price Communications Liquidation Trust	68,586	9,367
*		Progress Software Corp.	41,400	1,181,556
		QAD, Inc.	68,262	596,610
#		Quality Systems, Inc.	14,800	482,184
		Qualstar Corp.	700	2,450
*		Quantum Corp.	532,600	1,331,500
*		Quest Software, Inc.	133,427	1,898,666
*		QuickLogic Corp.	78,862	235,797
* #		Rackable Systems, Inc.	77,527	716,349
*		Radiant Systems, Inc.	77,319	1,104,115
*		RadiSys Corp.	62,688	596,163
*		Radyne Corp.	9,200	84,088
*		RAE Systems, Inc.	156,714	360,442
*		Rambus, Inc.	6,200	111,786
*		Ramtron International Corp.	76,007	297,947
*		RealNetworks, Inc.	146,115	854,773
		Relm Wireless Corp.	36,046	81,104
		Renaissance Learning, Inc.	62,688	824,974
*		RF Micro Devices, Inc.	384,962	1,212,630
*		RF Monolithics, Inc.	27,398	145,483
		Richardson Electronics, Ltd.	32,201	139,108
*		RightNow Technologies, Inc.	70,148	801,792
*		Rimage Corp.	25,706	591,752

41

*	Rofin-Sinar Technologies, Inc.	38,910	$1,531,887
*	Rogers Corp.	30,100	953,568
*	Rudolph Technologies, Inc.	76,718	668,214
*	S1 Corp.	132,726	939,700
* #	Saba Software, Inc.	79,765	271,999
*	Safeguard Scientifics, Inc.	306,312	471,720
*	Sapient Corp.	165,228	1,219,383
*	ScanSource, Inc.	29,718	1,009,520
*	Scientific Learning Corp.	43,041	215,635
*	SCM Microsystems, Inc.	43,654	130,089
*	Seachange International, Inc.	65,321	385,394
*	Secure Computing Corp.	173,880	1,411,906
*	Selectica, Inc.	20,641	30,342
* #	Semitool, Inc.	88,208	693,315
*	Semtech Corp.	77,340	985,312
*	SI International, Inc.	36,018	896,128
* #	Sigma Designs, Inc.	39,800	1,172,110
*	Sigmatel, Inc.	64,858	188,737
*	Silicon Image, Inc.	130,600	598,148
*	Silicon Laboratories, Inc.	20,042	620,300
*	Silicon Storage Technology, Inc.	249,596	706,357
* #	Simulations Plus, Inc.	13,000	35,360
*	SiRF Technology Holdings, Inc.	29,300	189,571
*	Skyworks Solutions, Inc.	296,472	2,448,859
*	SM&A	55,018	340,561
* #	Smith Micro Software, Inc.	40,325	206,464
* #	SoftBrands, Inc.	108,880	136,100
* #	Sonic Foundry, Inc.	43,400	32,550
* #	Sonic Solutions, Inc.	47,300	427,119
*	SonicWALL, Inc.	163,188	1,359,356
* #	Sonus Networks, Inc.	127,800	424,296
* #	Sourcefire, Inc.	14,300	85,800
* #	SourceForge, Inc.	107,822	185,454
*	Spectrum Control, Inc.	43,759	394,269
*	SPSS, Inc.	36,170	1,375,545
*	SRA International, Inc.	27,933	670,392
*	SRS Labs, Inc.	40,775	179,410
*	Standard Microsystems Corp.	57,527	1,630,890
	StarTek, Inc.	37,088	319,328
*	STEC, Inc.	134,286	977,602
* #	Stratasys, Inc.	50,722	951,545
*	SumTotal Systems, Inc.	80,260	364,380
*	Sunair Electronics, Inc.	400	676
* #	Supertex, Inc.	23,212	480,488
*	SupportSoft, Inc.	137,164	481,446
*	Sycamore Networks, Inc.	399,382	1,393,843
*	Sykes Enterprises, Inc.	89,155	1,496,912
*	Symmetricom, Inc.	129,955	444,446
* #	Synaptics, Inc.	43,400	1,162,686
*	SYNNEX Corp.	61,159	1,272,719
*	Synplicity, Inc.	67,731	375,907
#	Syntel, Inc.	30,768	837,813
* #	Take-Two Interactive Software, Inc.	66,600	1,764,900
	Technitrol, Inc.	44,100	970,641
*	Technology Solutions Co.	6,104	15,931

42

*	TechTeam Global, Inc.	29,572	$258,755
*	Techwell, Inc.	62,300	621,754
*	Tekelec	26,276	312,947
*	TeleCommunication Systems, Inc.	107,626	333,641
*	Telular Corp.	46,392	163,300
*	Teradyne, Inc.	6,300	75,537
* #	Terremark Worldwide, Inc.	142,261	711,305
*	Tessco Technologies, Inc.	9,519	155,065
*	The Knot, Inc.	76,861	887,745
	TheStreet.com, Inc.	71,193	645,009
*	Think Partnership, Inc.	131,300	133,926
*	THQ, Inc.	1,238	23,163
*	TIBCO Software, Inc.	232,764	1,640,986
*	Tier Technologies, Inc. Class B	30,501	245,533
*	TNS, Inc.	16,400	292,740
*	Tollgrade Communications, Inc.	35,887	198,096
*	Track Data Corp.	20,390	34,051
*	Transact Technologies, Inc.	24,834	121,190
*	Travelzoo, Inc.	13,200	133,320
*	Trident Microsystems, Inc.	54,900	273,951
* #	Trimble Navigation, Ltd.	2,100	57,414
	Trio-Tech International	3,100	16,585
*	Triquint Semiconductor, Inc.	334,295	1,577,872
	TSR, Inc.	684	2,904
*	TTM Technologies, Inc.	120,902	1,332,340
*	Tumbleweed Communications Corp.	114,713	146,833
*	Tyler Technologies, Inc.	94,580	1,309,933
*	Ultimate Software Group, Inc.	20,664	563,301
*	Ultra Clean Holdings, Inc.	46,870	449,952
*	Ultratech, Inc.	52,839	508,840
*	Unica Corp.	32,474	244,529
	United Online, Inc.	60,911	607,892
* #	Universal Display Corp.	68,608	1,169,080
* #	UTStarcom, Inc.	104,436	294,510
* #	ValueClick, Inc.	54,658	1,055,446
* #	Veeco Instruments, Inc.	83,015	1,286,733
*	Viasat, Inc.	31,200	654,264
*	Vicon Industries, Inc.	14,220	77,499
*	Video Display Corp.	27,175	214,411
*	Vignette Corp.	58,900	745,085
*	Virage Logic Corp.	68,537	440,008
*	Vishay Intertechnology, Inc.	41,268	376,777
*	Vocus, Inc.	38,338	941,581
*	Volterra Semiconductor Corp.	62,806	543,272
* #	Vyyo, Inc.	53,113	77,014
	Wayside Technology Group, Inc.	8,993	90,380
*	Websense, Inc.	25,100	488,697
*	Website Pros, Inc.	72,659	802,155
*	Westell Technologies, Inc.	124,752	219,564
* #	Western Digital Corp.	2,719	83,936
*	White Electronics Designs Corp.	54,763	229,457
*	Wind River Systems, Inc.	82,787	598,550
*	Winland Electronics, Inc.	500	1,143
*	Wireless Telecom Group, Inc.	60,574	99,341
*	Wireless Xcessories Group, Inc.	10,299	14,625

43

*	WPCS International, Inc.	18,750	$121,500
*	Wright Express Corp.	3,800	109,972
*	X-Rite, Inc.	73,135	598,976
*	ZILOG, Inc.	40,982	136,880
* #	Zix Corp.	156,553	613,688
*	Zones, Inc.	41,444	384,600
*	Zoran Corp.	63,833	876,427
*	Zygo Corp.	47,092	599,952
Total Information Technology			277,635,791

Materials — (5.4%)
	A. Schulman, Inc.	30,700	627,508
	A.M. Castle & Co.	62,640	1,392,487
*	AEP Industries, Inc.	19,152	582,029
	Airgas, Inc.	13,200	641,388
	AK Steel Holding Corp.	100,772	5,302,623
#	AMCOL International Corp.	31,600	910,712
*	American Pacific Corp.	10,496	169,091
#	American Vanguard Corp.	68,880	1,040,777
*	Amerigon, Inc.	44,615	810,208
	Aptargroup, Inc.	27,200	1,019,456
	Arch Chemicals, Inc.	26,356	920,088
* #	Arrowhead Research Corp.	112,550	274,622
	Balchem Corp.	43,098	863,684
* #	Basin Water, Inc.	62,499	485,617
*	Brush Engineered Materials, Inc.	27,700	769,506
*	Buckeye Technologies, Inc.	96,500	1,043,165
#	Calgon Carbon Corp.	91,140	1,489,228
*	Caraustar Industries, Inc.	76,172	167,578
	Carpenter Technology Corp.	22,400	1,407,392
* #	Century Aluminum Co.	7,300	482,749
	CF Industries Holdings, Inc.	7,724	942,946
#	Cleveland-Cliffs, Inc.	22,620	2,702,185
* #	Coeur d’Alene Mines Corp.	242,800	1,170,296
	Commercial Metals Co.	71,200	2,168,752
	Compass Minerals International, Inc.	28,760	1,637,019
* #	Constar International, Inc.	24,289	70,438
*	Continental Materials Corp.	1,000	23,450
*	Core Molding Technologies, Inc.	24,700	175,370
	Deltic Timber Corp.	14,900	708,346
#	Eagle Materials, Inc.	38,446	1,367,140
	Empire Resources, Inc.	23,363	114,712
	Ferro Corp.	64,550	1,039,255
*	Flight Safety Technologies, Inc.	8,000	16,800
*	Flotek Industries, Inc.	35,154	799,050
	Friedman Industries, Inc.	21,732	111,702
#	General Maritime Corp.	12,500	294,250
* #	General Moly, Inc.	145,602	1,556,485
#	Georgia Gulf Corp.	51,100	309,666
	Gibraltar Industries, Inc.	76,011	830,800
	Glatfelter Co.	37,200	489,924
*	Graphic Packaging Corp.	266,218	819,951
	Greif, Inc. Class A	12,400	810,836
*	H&E Equipment Services, Inc.	15,607	243,469
	H.B. Fuller Co.	69,000	1,569,750

44

	Hawkins, Inc.	16,891	$249,311
* #	Headwaters, Inc.	64,042	785,155
* #	Hecla Mining Co.	103,300	1,187,950
*	ICO, Inc.	77,600	604,504
*	Ion Geophysical Corp.	109,300	1,452,597
	Kaiser Aluminum Corp.	17,628	1,293,014
	KMG Chemicals, Inc.	26,285	427,394
	Koppers Holdings, Inc.	19,406	810,589
	Kronos Worldwide, Inc.	46,216	854,996
*	Landec Corp.	65,621	615,525
	Louisiana-Pacific Corp.	132,800	1,444,864
* #	LSB Industries, Inc.	35,959	857,622
*	Material Sciences Corp.	33,601	247,975
*	Maxxam, Inc.	4,298	124,642
	Metal Management, Inc.	22,300	1,352,941
*	Metalico, Inc.	76,360	888,067
	Minerals Technologies, Inc.	24,300	1,464,804
* #	Mines Management, Inc.	63,064	264,869
*	Mod-Pac Corp.	7,148	44,246
	Myers Industries, Inc.	45,170	549,719
* #	Nanophase Technologies Corp.	48,909	156,020
	Neenah Paper, Inc.	31,300	815,365
	Nevada Chemicals, Inc.	11,200	97,440
	NewMarket Corp.	28,300	1,894,685
#	NL Industries, Inc.	134,635	1,462,136
	NN, Inc.	17,800	173,372
*	Northern Technologies International Corp.	6,326	49,849
*	Northwest Pipe Co.	22,100	922,454
	Olin Corp.	74,900	1,439,578
	Olympic Steel, Inc.	16,455	679,592
*	OM Group, Inc.	40,400	2,445,412
*	OMNOVA Solutions, Inc.	114,933	448,239
*	Owens-Illinois, Inc.	59,452	3,356,065
	Penford Corp.	25,148	550,490
*	Peoplesupport, Inc.	55,351	642,625
*	PolyOne Corp.	224,210	1,457,365
	Quaker Chemical Corp.	28,521	670,244
	Quanex Corp.	38,575	1,984,684
*	Ready Mix, Inc.	10,353	62,118
*	Rock of Ages Corp.	626	3,049
	Rock-Tenn Co. Class A	38,000	1,019,540
*	Rockwood Holdings, Inc.	21,600	662,904
*	Rosetta Resources, Inc.	12,224	250,103
#	Royal Gold, Inc.	22,490	708,660
* #	RTI International Metals, Inc.	27,200	1,492,464
	Schnitzer Steel Industries, Inc. Class A	19,050	1,247,204
	Schweitzer-Maudoit International, Inc.	42,143	968,025
	Sensient Technologies Corp.	49,670	1,338,110
*	Solitario Resources Corp.	28,311	163,638
	Spartech Corp.	29,800	422,266
	Steel Dynamics, Inc.	62,184	3,622,840
	Stepan Co.	24,299	828,596
* #	Stillwater Mining Co.	30,500	626,165
*	Symyx Technologies, Inc.	89,828	588,373
#	Synalloy Corp.	6,487	84,590

45

*	Terra Industries, Inc.	161,890	$7,319,047
#	Texas Industries, Inc.	12,000	691,200
	Tronox, Inc. Class A	15,800	70,626
*	U.S. Concrete, Inc.	92,718	369,945
*	U.S. Gold Corp.	171,132	600,673
*	United States Lime & Minerals, Inc.	16,623	497,859
*	Universal Stainless & Alloy Products, Inc.	20,741	630,319
	Valhi, Inc.	4,505	87,082
* #	W.R. Grace & Co.	66,189	1,405,192
	Wausau Paper Corp.	124,600	976,864
#	Westlake Chemical Corp.	29,700	479,358
#	Worthington Industries, Inc.	86,920	1,528,923
	Zep, Inc.	100	1,570
* #	Zoltek Companies, Inc.	29,100	665,808
Total Materials			104,552,010

Other — (0.0%)
* •	ePresence, Inc. Escrow Shares	8,100	243
* •	Petrocorp, Inc. Escrow Shares	5,200	312
Total Other			555

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	85,559	969,383
*	Arbinet-thexchange, Inc.	70,258	351,290
*	Cbeyond, Inc.	1,200	19,668
*	Centennial Communications Corp.	97,437	513,493
*	Cincinnati Bell, Inc.	272,927	1,058,957
* #	Cogent Communications Group, Inc.	91,194	1,776,459
	Consolidated Communications Holdings, Inc.	66,320	955,671
	D&E Communications, Inc.	40,695	443,169
	FairPoint Communications, Inc.	83,440	821,050
*	General Communications, Inc. Class A	120,282	696,433
	Hickory Tech Corp.	33,410	306,036
	IDT Corp.	2,264	13,244
	IDT Corp. Class B	59,200	346,912
	Iowa Telecommunications Services, Inc.	85,550	1,354,257
* #	LCC International, Inc. Class A	71,530	117,309
* #	Level 3 Communications, Inc.	3,715	8,284
*	Nexstar Broadcasting Group, Inc.	38,152	282,325
* #	Nextwave Wireless, Inc.	175,852	947,842
*	Occam Networks, Inc.	19,898	115,408
*	PAETEC Holding Corp.	45,750	353,190
*	Premiere Global Services, Inc.	98,100	1,386,153
*	Rural Cellular Corp. Class A	30,022	1,321,869
	Shenandoah Telecommunications Co.	300	4,467
*	Spark Networks, Inc.	61,937	292,343
	SureWest Communications	20,656	259,646
*	Syniverse Holdings, Inc.	73,854	1,251,825
*	USA Mobility, Inc.	19,200	201,600
*	Vonage Holdings Corp.	111,089	205,515
*	Xeta Corp.	28,334	119,286
Total Telecommunication Services			16,493,084

46

Utilities — (1.9%)
	ALLETE, Inc.	31,248	$1,126,178
	American States Water Co.	42,408	1,380,380
*	Aquila, Inc.	501,800	1,635,868
	Artesian Resources Corp. Class A	16,476	311,067
	Avista Corp.	56,545	1,031,381
	Black Hills Corp.	39,920	1,427,539
* #	Cadiz, Inc.	33,236	495,881
	California Water Service Group	19,653	739,346
#	Central Vermont Public Service Corp.	27,252	652,685
	CH Energy Group, Inc.	16,905	604,861
	Chesapeake Utilities Corp.	20,212	579,276
	Cleco Corp.	62,980	1,442,872
	Connecticut Water Services, Inc.	21,097	507,383
	Delta Natural Gas Co., Inc.	8,497	216,843
*	El Paso Electric Co.	55,900	1,143,714
	Empire District Electric Co.	40,150	823,477
	Energen Corp.	19,071	1,144,260
	Energy West, Inc.	14,274	134,176
	EnergySouth, Inc.	20,647	1,048,042
* #	Environmental Power Corp.	23,576	116,230
	Florida Public Utilities Co.	16,874	201,644
#	IDACORP, Inc.	48,160	1,435,168
	ITC Holdings Corp.	4,300	229,190
	Laclede Group, Inc.	37,663	1,286,191
*	Maine & Maritimes Corp.	400	12,880
#	MGE Energy, Inc.	37,956	1,197,891
	Middlesex Water Co.	37,116	699,637
	New Jersey Resources Corp.	25,800	1,187,058
	Northwest Natural Gas Co.	28,010	1,177,540
	NorthWestern Corp.	40,740	1,050,685
	Otter Tail Corp.	31,385	1,018,443
#	Piedmont Natural Gas Co.	23,862	587,005
	PNM Resources, Inc.	8,000	94,720
	Portland General Electric Co.	65,928	1,538,100
*	Reliant Energy, Inc.	28,511	650,051
	RGC Resources, Inc.	5,794	160,784
#	SJW Corp.	42,935	1,297,496
	South Jersey Industries, Inc.	31,472	1,075,398
	Southern Union Co.	1	14
	Southwest Gas Corp.	41,000	1,049,190
#	Southwest Water Co.	63,133	692,569
	UIL Holdings Corp.	26,893	790,385
	Unisource Energy Corp.	38,450	909,343
	Unitil Corp.	700	18,760
	WGL Holdings, Inc.	48,899	1,525,160
	York Water Co.	30,469	469,223
Total Utilities			36,915,984

TOTAL COMMON STOCKS			1,536,017,210

RIGHTS/WARRANTS — (0.0%)
*	Del Global Technologies Corp. Warrants 03/28/08	442	442
* •	Mossimo, Inc. Contingent Rights	2,300	—
*	Security Bank Corp. Rights 03/10/08	18,200	1,024
* •	Tengasco, Inc. Warrants 09/12/08	512	—
TOTAL RIGHTS/WARRANTS			1,466

47

TEMPORARY CASH INVESTMENTS — (0.7%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	13,615,388	$13,615,388

	Face Amount
	000
SECURITIES LENDING COLLATERAL — (19.1%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $450,904,902 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 04/01/13 to 10/01/37, valued at $329,884,000) to be repurchased at $320,359,800	$320,276	320,275,728
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $14,141,356 FNMA 6.000%, 12/01/37, valued at $14,289,449) to be repurchased at $13,814,130	13,811	13,810,505
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $180,443,964 FNMA, rates ranging from 5.830%(r) to 6.838%(r), dates ranging from 09/01/17 to 11/01/34, valued at $33,110,060) to be repurchased at $32,153,900	32,145	32,145,408

TOTAL SECURITIES LENDING COLLATERAL		366,231,641

TOTAL INVESTMENTS - (100.0%) (Cost $1,726,441,452) ##		$1,915,865,705

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,549,612,738
Level 2 – Other Significant Observable Inputs	366,252,967
Level 3 – Significant Unobservable Inputs	—
Total	$1,915,865,705

48

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Shares	Value ††

AUSTRALIA — (5.5%)
COMMON STOCKS — (5.5%)
Amcor, Ltd.	434,586	$2,843,158
Ansell, Ltd.	18,199	214,644
APN News & Media, Ltd.	178,333	817,457
Australia & New Zealand Banking Group, Ltd.	865,166	17,458,510
AXA Asia Pacific Holdings, Ltd.	821,200	4,373,970
Bendigo Bank, Ltd.	29,244	272,747
BlueScope Steel, Ltd.	449,320	4,494,613
Boral, Ltd.	357,788	1,988,887
Brickworks, Ltd.	24,359	222,694
Caltex Australia, Ltd.	144,422	1,960,582
Challenger Financial Services Group, Ltd.	115,134	230,236
Commonwealth Bank of Australia	633,790	24,542,807
* Crown, Ltd.	149,519	1,615,699
CSR, Ltd.	571,279	1,779,872
Downer EDI, Ltd.	185,714	1,060,666
Fairfax Media, Ltd.	289,733	1,036,073
Foster’s Group, Ltd.	1,294,187	6,376,281
Futuris Corp., Ltd.	178,975	331,390
Goodman Fielder, Ltd.	373,781	645,534
Insurance Australia Group, Ltd.	649,993	2,256,582
Lend Lease Corp., Ltd.	167,028	2,133,540
Macquarie Group, Ltd.	43,067	2,150,782
Metcash, Ltd.	268,992	1,035,346
National Australia Bank, Ltd.	1,066,515	28,189,838
Oil Search, Ltd.	258,904	1,014,105
Onesteel, Ltd.	389,726	2,529,075
Origin Energy, Ltd.	465,275	3,792,144
Pacific Brands, Ltd.	142,897	293,257
Publishing and Broadcasting, Ltd.	149,519	607,267
Qantas Airways, Ltd.	589,497	2,292,708
Santos, Ltd.	360,255	4,270,210
Seven Network, Ltd.	21,595	225,096
# Sims Group, Ltd.	34,808	1,040,452
Suncorp-Metway, Ltd.	347,005	4,451,459
Symbion Health, Ltd.	359,984	1,370,747
TABCORP Holdings, Ltd.	261,999	3,693,469
Washington H. Soul Pattinson & Co., Ltd.	42,391	301,932
Zinifex, Ltd.	126,221	1,269,942

TOTAL — AUSTRALIA		135,183,771

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
Erste Bank der Oesterreichischen Sparkassen AG	45,846	2,652,726

1

OMV AG	123,370	$8,914,042
Voestalpine AG	10,435	655,910
Wienerberger AG	69,191	3,339,540

TOTAL — AUSTRIA		15,562,218

BELGIUM — (0.5%)
COMMON STOCKS — (0.5%)
Ackermans & Van Haaren	1,842	189,014
Bekaert SA	8,500	1,119,467
Delhaize Group	59,554	4,510,145
Dexia SA	264,533	6,219,174
UCB SA	24,481	1,160,454
* Umicore Strip VVPR	3,600	492
TOTAL COMMON STOCKS		13,198,746

RIGHTS/WARRANTS — (0.0%)
* Cumerio NV SA-Strip	720	11

TOTAL — BELGIUM		13,198,757

CANADA — (6.1%)
COMMON STOCKS — (6.1%)
AGF Management, Ltd. Class B	11,800	281,737
Astral Media, Inc. Class A	22,250	849,309
Bank of Montreal	144,952	7,335,595
Barrick Gold Corp.	392,975	20,398,367
BCE, Inc.	190,214	6,907,034
Biovail Corp.	60,900	861,293
Canadian Pacific Railway, Ltd.	110,600	8,071,525
Canadian Tire Corp. Class A	19,300	1,200,845
Canadian Utilities, Ltd. Class A	13,500	617,770
* CGI Group, Inc.	167,850	1,858,842
Corus Entertainment, Inc. Class B	45,778	930,211
* Domtar Corp.	202,700	1,278,910
Empire Co., Ltd. Class A	16,158	622,844
EnCana Corp.	117,628	8,972,832
Fairfax Financial Holdings, Inc.	9,700	2,939,812
George Weston, Ltd.	19,900	932,070
Gerdau Ameristeel Corp.	57,650	862,187
Goldcorp, Inc.	264,500	11,437,257
Industrial Alliance Insurance & Financial Services, Inc.	43,200	1,544,973
ING Canada, Inc.	21,200	861,570
Jean Coutu Group PJC, Inc. Class A	12,600	133,009
* Kinross Gold Corp.	15,900	394,168
Loblaw Companies, Ltd.	11,800	345,638
* Lundin Mining Corp.	127,700	1,087,250
Magna International, Inc. Class A	80,904	5,920,767
Manitoba Telecom Services, Inc.	4,600	193,301
Manulife Financial Corp.	164,800	6,379,355
Maple Leaf Foods, Inc.	24,900	326,856
* MDS, Inc.	69,907	1,171,213
Metro, Inc. Class A	27,900	603,213
National Bank of Canada	90,500	4,465,923

2

Northbridge Financial Corp.	7,950	$287,064
Onex Corp.	51,100	1,780,777
* OPTI Canada, Inc.	6,700	117,765
Petro-Canada	96,400	4,630,726
Power Corp. of Canada, Ltd.	215,199	7,512,561
Quebecor, Inc. Class B	24,000	721,036
* RONA, Inc.	16,100	227,535
Sherritt International Corp.	90,200	1,520,364
# Sun Life Financial, Inc.	488,350	23,389,199
Teck Cominco Class B	9,700	386,620
The Thomson Corp.	52,100	1,732,520
Transalta Corp.	9,000	319,949
TransCanada Corp.	207,773	8,346,807
West Fraser Timber Co., Ltd.	1,518	48,968

TOTAL — CANADA		150,807,567

DENMARK — (1.1%)
COMMON STOCKS — (1.1%)
A P Moller - Maersk A.S.	664	6,823,159
* Alm. Brand A.S.	1,850	103,865
Carlsberg A.S. Series B	31,787	3,950,719
Dampskibsselsk Torm A.S.	8,600	259,535
Danisco A.S.	54,620	3,844,546
Danske Bank A.S.	263,426	10,062,396
* Jyske Bank A.S.	29,350	2,024,403
Sydbank A.S.	22,100	800,631

TOTAL — DENMARK		27,869,254

FINLAND — (1.5%)
COMMON STOCKS — (1.5%)
Fortum Oyj	448,520	18,726,803
Kesko Oyj	68,400	3,116,391
OKO Bank P.L.C. Class A	28,900	504,603
Outokumpu Oyj Series A	121,900	4,623,518
Rautaruukki Oyj Series K	16,100	701,962
Sampo Oyj	113,752	3,087,247
Stora Enso Oyj Series R	234,150	2,923,980
UPM-Kymmene Oyj	203,100	3,513,722

TOTAL — FINLAND		37,198,226

FRANCE — (8.3%)
COMMON STOCKS — (8.2%)
Air France-KLM	157,437	4,241,710
* Atos Origin SA	8,888	478,949
AXA SA	948,963	31,995,525
BNP Paribas SA	522,726	46,731,421
Capgemini SA	59,817	3,268,573
Casino Guichard Perrachon SA	18,790	2,125,272
Ciments Francais SA	10,168	1,604,821
CNP Assurances	18,745	2,062,609
Compagnie de Saint-Gobain	156,675	12,247,914
Compagnie Generale des Establissements Michelin Series B	38,368	3,778,856

3

	Credit Agricole SA	289,943	$7,864,621
	Credit Industriel et Commercial	3,820	1,205,589
	Esso Ste Anonyme Francaise	2,900	672,313
	Euler Hermes SA	4,001	409,024
#	European Aeronautic Defence & Space Co.	128,359	3,366,086
	France Telecom SA	53,400	1,792,579
	Imerys SA	14,400	1,207,778
	Lafarge SA	62,529	10,809,387
	Lafarge SA Prime Fidelity	12,295	2,134,219
	Lagardere SCA	18,193	1,429,374
	Natixis	79,511	1,163,655
	Nexans SA	4,485	489,672
	Peugeot SA	98,698	7,502,906
	PPR SA	39,016	5,321,260
	Remy Cointreau SA	8,684	545,591
	Renault SA	121,842	13,018,319
	Safran SA	35,893	718,305
	Schneider Electric SA	44,375	5,052,701
*	SCOR SE (4797364)	4	12
	SCOR SE (B1LB9P6)	37,848	856,831
	Societe BIC SA	16,670	1,054,018
	Societe Generale Paris	46,221	4,945,586
	Technip SA	33,072	2,699,888
*	Thomson	28,000	215,092
	Valeo SA	25,322	957,752
	Vivendi SA	525,392	20,763,643
TOTAL COMMON STOCKS			204,731,851

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	11,555	1,269,699

TOTAL — FRANCE			206,001,550

GERMANY — (13.3%)
COMMON STOCKS — (13.3%)
	Allianz SE	205,697	35,460,578
	AMB Generali Holding AG	11,546	1,741,923
	Bayer AG	31,755	2,443,833
	Bayerische Motoren Werke AG	225,402	12,419,872
	Bilfinger Berger AG	9,900	785,977
	Commerzbank AG	326,218	9,807,439
	Daimler Chrysler AG	585,691	48,772,421
	Deutsche Bank AG	296,673	32,913,262
	Deutsche Lufthansa AG	104,072	2,435,785
	Deutsche Telekom AG	1,440,584	27,382,758
	E.ON AG	396,846	74,716,105
	Fraport AG	23,273	1,743,587
	Hannover Rueckversicherung AG	25,951	1,238,880
	Hypo Real Estate Holding AG	11,183	322,029
*	Infineon Technologies AG	391,003	3,162,177
	Lanxess AG	15,337	584,724
	Linde AG	42,499	5,649,286
	Munchener Rueckversicherungs-Gesellschaft AG	128,600	22,626,963
	Suedzucker AG	49,006	1,080,369

4

ThyssenKrupp AG	177,523	$10,208,822
* TUI AG	82,681	1,990,491
Volkswagen AG	146,785	33,421,988

TOTAL — GERMANY		330,909,269

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Alpha Bank A.E.	39,312	1,192,517
Bank of Greece	6,190	850,857
EFG Eurobank Ergasias S.A.	16,418	472,945
Hellenic Petroleum S.A.	79,260	1,109,797
National Bank of Greece S.A.	66,337	3,594,324

TOTAL — GREECE		7,220,440

HONG KONG — (3.0%)
COMMON STOCKS — (3.0%)
Cathay Pacific Airways, Ltd.	487,000	1,003,532
Cheung Kong Holdings, Ltd.	974,000	14,561,245
Cheung Kong Infrastructure Holdings, Ltd.	157,000	620,978
Dah Sing Financial Holdings, Ltd.	32,800	239,871
Great Eagle Holdings, Ltd.	153,163	462,294
Hang Lung Group, Ltd.	560,000	2,557,823
Henderson Land Development Co., Ltd.	551,000	4,277,848
Hong Kong and Shanghai Hotels, Ltd.	346,170	557,539
Hopewell Holdings, Ltd.	352,000	1,613,234
Hutchison Whampoa, Ltd.	1,378,000	12,888,151
Hysan Development Co., Ltd.	473,192	1,301,380
# Kerry Properties, Ltd.	355,801	2,372,689
Kingboard Chemical Holdings, Ltd.	13,000	57,783
# MTR Corp., Ltd.	1,044,570	3,878,036
# New World China Land, Ltd.	185,600	126,682
New World Development Co., Ltd.	1,474,412	3,963,213
Sino Land Co., Ltd.	1,647,327	4,120,339
Sun Hung Kai Properties, Ltd.	657,000	11,490,367
Tsim Sha Tsui Properties, Ltd.	249,333	913,377
Wharf Holdings, Ltd.	866,925	4,390,468
Wheelock and Co., Ltd.	1,073,000	3,141,547
Wheelock Properties, Ltd.	445,000	396,488
Wing Lung Bank, Ltd.	22,900	282,551

TOTAL — HONG KONG		75,217,435

IRELAND — (0.6%)
COMMON STOCKS — (0.6%)
Allied Irish Banks P.L.C.	262,190	5,325,783
Allied Irish Banks P.L.C. Sponsored ADR	800	32,672
Bank of Ireland P.L.C.	253,552	3,565,124
# Bank of Ireland P.L.C. Sponsored ADR	21,000	1,197,000
CRH P.L.C.	82,472	3,054,295
Irish Life & Permanent P.L.C.	144,834	2,348,531

TOTAL — IRELAND		15,523,405

5

ITALY — (2.6%)
COMMON STOCKS — (2.6%)
#	Banca Monte Dei Paschi di Siena SpA	735,654	$3,340,413
	Banca Popolare di Milano Scarl	379,940	4,524,970
*	Banco Popolare Scarl	29,895	565,283
	Benetton Group SpA	61,500	814,277
	Buzzi Unicem SpA	63,303	1,553,054
	C.I.R. SpA - Compagnie Industriali Riunite	412,500	1,270,904
	Fiat SpA	75,860	1,603,387
	Fondiaria - Sai SpA	57,183	2,537,768
	Intesa Sanpaolo SpA	1,939,954	13,029,608
	Italcementi SpA	94,820	1,928,810
	Italmobiliare SpA	10,544	950,979
	Milano Assicurazioni SpA	178,323	1,168,529
*	Pirelli & Co. SpA	293,333	289,518
	Societe Cattolica di Assicurazoni Scrl SpA	4,400	202,412
	Telecom Italia SpA	3,580,457	8,926,718
	UniCredito Italiano SpA	1,905,106	14,015,475
	Unione di Banche Italiane ScpA	229,515	5,396,100
	Unipol Gruppo Finanziario SpA	481,660	1,356,855

TOTAL — ITALY			63,475,060

JAPAN — (10.9%)
COMMON STOCKS — (10.9%)
	AEON Co., Ltd.	137,300	1,654,278
	Aichi Steel Corp.	74,000	370,042
	Aioi Insurance Co., Ltd.	342,700	1,760,907
	Aisin Seiki Co., Ltd.	51,000	2,031,451
	Ajinomoto Co., Inc.	94,000	1,129,880
	Alpine Electronics, Inc.	19,200	227,063
	Alps Electric Co., Ltd.	62,800	733,833
	Amada Co., Ltd.	126,000	947,189
	Aoyama Trading Co., Ltd.	20,100	421,657
	Asatsu-Dk, Inc.	15,800	510,035
	Bridgestone Corp.	149,200	2,454,475
	Canon Marketing Japan, Inc.	32,400	575,352
	Chudenko Corp.	21,400	319,400
	Chuo Mitsui Trust Holdings, Inc.	54,000	372,245
	Citizen Holdings Co., Ltd.	77,000	646,593
	Coca-Cola West Japan Co., Ltd.	27,199	590,931
	Comsys Holdings Corp.	46,000	372,835
	Cosmo Oil Co., Ltd.	269,000	888,901
	Credit Saison Co., Ltd.	32,200	882,200
	Dai Nippon Printing Co., Ltd.	369,000	5,819,311
	Dai Nippon Sumitomo Pharma Co., Ltd.	24,000	200,485
	Daibiru Corp.	23,000	214,316
	Daicel Chemical Industries, Ltd.	136,000	766,079
	Daihatsu Motor Co., Ltd.	166,000	1,760,638
	Daio Paper Corp.	15,000	108,084
	Daiwa House Industry Co., Ltd.	277,200	2,830,488
	Edion Corp.	9,100	89,487
*	Elpida Memory, Inc.	52,900	1,755,349
#	Ezaki Glico Co., Ltd.	45,000	483,536
	Fuji Electric Holdings Co., Ltd.	264,000	1,008,245

6

	Fuji Heavy Industries, Ltd.	248,000	$1,081,894
	FUJIFILM Holdings Corp.	326,000	12,224,337
	Fujikura, Ltd.	150,000	738,661
	Fujitsu, Ltd.	107,000	761,318
	Fukuoka Financial Group, Inc.	416,000	2,132,363
	Fukuyama Transporting Co., Ltd.	87,000	318,447
	Funai Electric Co., Ltd.	3,900	110,071
	Futaba Industrial Co., Ltd.	24,000	581,452
	Glory, Ltd.	20,000	454,497
	Gunze, Ltd.	87,000	403,191
	H20 Retailing Corp.	25,000	179,711
	Hankyu Hanshin Holdings, Inc.	533,000	2,362,487
	Hino Motors, Ltd.	14,000	99,184
	Hitachi Cable, Ltd.	74,000	330,841
	Hitachi Kokusai Electric, Inc.	31,000	349,990
	Hitachi Maxell, Ltd.	15,100	165,360
	Hitachi Software Engineering Co., Ltd.	6,500	153,712
	Hitachi Transport System, Ltd.	24,000	293,689
	Hitachi, Ltd.	2,246,000	16,274,117
	Hokuetsu Paper Mills, Ltd.	58,000	256,600
	Hosiden Corp.	800	13,727
	House Foods Corp.	41,000	623,884
	INPEX Holdings, Inc.	1	449
	JS Group Corp.	130,740	2,223,483
	Juroku Bank, Ltd.	127,000	658,895
	Kajima Corp.	423,000	1,312,833
	Kamigumi Co., Ltd.	120,000	905,376
	Kandenko Co., Ltd.	69,000	369,918
	Kaneka Corp.	129,000	897,480
	Kansai Paint Co., Ltd.	57,000	410,236
	Kanto Auto Works, Ltd.	11,200	151,509
	Kinden Corp.	86,000	801,597
	Kirin Holdings Co., Ltd.	322,000	5,403,805
	Kissei Pharmaceutical Co., Ltd.	21,000	423,475
	Koito Manufacturing Co., Ltd.	39,000	511,162
	Kokuyo Co., Ltd.	16,000	130,835
	Komori Corp.	27,000	563,462
	Kuraray Co., Ltd.	121,000	1,443,381
	Kyocera Corp.	108,400	8,867,785
	Kyorin Co., Ltd.	25,000	352,581
	Mabuchi Motor Co., Ltd.	5,900	296,149
	MARUI GROUP CO., Ltd.	113,100	1,158,449
#	Maruichi Steel Tube, Ltd.	36,000	1,068,789
	Matsushita Electric Industrial Co., Ltd.	727,998	15,332,657
	Matsushita Electric Works, Ltd.	177,000	1,756,974
	Meiji Dairies Corp.	69,000	395,508
	Meiji Seika Kaisha, Ltd.	122,000	573,081
	Millea Holdings, Inc.	405,240	14,983,917
	Mitsubishi Heavy Industries, Ltd.	1,537,000	7,187,541
	Mitsubishi Logistics Corp.	51,000	600,990
	Mitsubishi UFJ Financial Group, Inc.	20,466	180,374
	Mitsui Chemicals, Inc.	283,000	2,006,651
	Mitsui Sumitoma Insurance Co., Ltd.	1,116,000	11,726,799
	Musashino Bank, Ltd.	13,600	553,495
	Nagase & Co., Ltd.	41,000	417,840

7

NEC Corp.	783,000	$3,372,199
NGK Spark Plug Co., Ltd.	59,000	922,287
Nichirei Corp.	65,000	322,029
Nippon Express Co., Ltd.	419,000	2,235,146
Nippon Kayaku Co., Ltd.	68,000	405,637
Nippon Meat Packers, Inc.	70,000	861,130
Nippon Mining Holdings, Inc.	286,500	1,696,897
Nippon Mitsubishi Oil Corp.	728,800	4,971,636
Nippon Paint Co., Ltd.	84,000	325,774
Nippon Paper Group, Inc.	189	447,754
Nippon Sheet Glass Co., Ltd.	256,000	1,196,945
Nippon Shokubai Co., Ltd.	58,000	427,454
Nippon Television Network Corp.	2,660	366,055
Nipponkoa Insurance Co., Ltd.	375,000	3,036,289
Nishi-Nippon Bank, Ltd.	319,000	831,263
Nissan Motor Co., Ltd.	477,100	4,290,547
Nissay Dowa General Insurance Co., Ltd.	101,000	550,921
Nisshin Seifun Group, Inc.	79,200	787,837
Nisshin Steel Co., Ltd.	305,000	1,093,482
Nisshinbo Industries, Inc.	80,000	838,496
Obayashi Corp.	223,000	1,066,703
Oji Paper Co., Ltd.	418,000	1,757,021
Okumura Corp.	85,000	363,465
Ono Pharmaceutical Co., Ltd.	20,900	1,055,163
Onward Holdings Co., Ltd.	84,000	818,207
PanaHome Corp.	55,000	352,764
Pioneer Electronic Corp.	35,100	368,788
Q.P. Corp.	47,700	474,331
Rengo Co., Ltd.	70,000	378,437
Resona Holdings, Inc.	167	270,529
RICOH Co., Ltd.	136,000	2,184,178
Rinnai Corp.	16,100	497,905
Rohm Co., Ltd.	29,800	2,173,479
Sankyo Co., Ltd.	23,100	1,234,422
Sanwa Holdings Corp.	48,000	233,001
Sapporo Hokuyo Holdings, Inc.	160	1,249,079
Sega Sammy Holdings, Inc.	93,200	1,028,289
Seiko Epson Corp.	69,400	1,771,322
Seino Holdings Co., Ltd.	65,000	430,820
Sekisui Chemical Co., Ltd.	210,000	1,472,968
Sekisui House, Ltd.	270,000	2,793,537
Shiga Bank, Ltd.	93,000	595,378
Shimachu Co., Ltd.	19,100	493,761
Shimizu Corp.	278,000	1,330,031
Shinko Securities Co., Ltd.	282,000	967,819
Shizuoka Bank, Ltd.	307,000	3,241,466
Showa Shell Sekiyu K.K.	46,600	472,768
Sohgo Security Services Co., Ltd.	12,000	165,937
Sompo Japan Insurance, Inc.	405,840	3,763,807
Sumitomo Bakelite Co., Ltd.	85,000	466,022
Sumitomo Corp.	338,600	4,869,474
Sumitomo Electric Industries, Ltd.	237,000	3,507,130
Sumitomo Forestry Co., Ltd.	50,000	391,883
Sumitomo Mitsui Financial Group, Inc.	1	5,778
Sumitomo Trust & Banking Co., Ltd.	491,000	3,307,525

8

	Suzuken Co., Ltd.	28,100	$1,012,178
	Taiheiyo Cement Corp.	284,000	662,035
	Taisei Corp.	451,000	1,189,094
	Taisho Pharmaceutical Co., Ltd.	79,000	1,609,891
	Taiyo Yuden Co., Ltd.	37,000	402,923
	Takashimaya Co., Ltd.	24,000	265,058
	Teijin, Ltd.	200,000	774,911
	The 77 Bank, Ltd.	160,000	943,032
	The Aichi Bank, Ltd.	2,200	173,358
	The Awa Bank, Ltd.	64,000	346,369
	The Bank of Kyoto, Ltd.	154,000	1,777,536
	The Bank of Nagoya, Ltd.	64,000	367,166
	The Chiba Bank, Ltd.	406,000	2,582,163
	The Chugoku Bank, Ltd.	77,400	1,047,596
	The Daishi Bank, Ltd.	155,000	587,539
	The Fuji Fire & Marine Insurance Co., Ltd.	128,000	360,546
	The Gunma Bank, Ltd.	184,000	1,251,369
	The Hachijuni Bank, Ltd.	215,000	1,412,972
	The Higo Bank, Ltd.	91,000	529,957
	The Hiroshima Bank, Ltd.	231,000	1,137,556
	The Hokkoku Bank, Ltd.	108,000	481,704
	The Hyakugo Bank, Ltd.	105,000	596,126
	The Hyakujishi Bank, Ltd.	120,000	588,636
	The Iyo Bank, Ltd.	115,000	1,124,453
	The Joyo Bank, Ltd.	351,000	1,759,228
	The Kagoshima Bank, Ltd.	62,000	430,304
	The Keiyo Bank, Ltd.	108,000	607,353
	The Nanto Bank, Ltd.	81,000	359,486
	The Ogaki Kyoritsu Bank, Ltd.	11,000	60,572
	The San-in Godo Bank, Ltd.	53,000	429,268
	Toda Corp.	120,000	521,886
	Tokai Tokyo Securities Co., Ltd.	81,000	337,216
	Tokyo Steel Manufacturing Co., Ltd.	49,100	586,961
	Tokyo Style Co., Ltd.	50,000	474,267
	Toppan Printing Co., Ltd.	287,000	3,135,030
	Toshiba TEC Corp.	60,000	376,294
#	TOTO, Ltd.	131,000	1,103,181
	Toyo Ink Manufacturing Co., Ltd.	82,000	285,007
	Toyo Seikan Kaisha, Ltd.	85,400	1,497,679
	Toyo Suisan Kaisha, Ltd.	31,000	505,287
	Toyobo Co., Ltd.	154,000	312,849
	Toyota Auto Body Co., Ltd.	32,000	565,175
	TV Asahi Corp.	54	78,085
	UNY Co., Ltd.	80,000	637,118
#	Wacoal Corp.	54,000	814,648
	Yamaguchi Financial Group, Inc.	98,000	1,083,528
	Yamaha Corp.	74,700	1,467,203
	Yamanashi Chuo Bank, Ltd.	55,000	316,364
#	Yamazaki Baking Co., Ltd.	99,000	963,230
	Yodogawa Steel Works, Ltd.	39,000	198,633
	Yokohama Rubber Co., Ltd.	127,000	653,459

TOTAL — JAPAN			270,818,738

9

	NETHERLANDS — (5.1%)
	COMMON STOCKS — (5.1%)
	Aegon NV	1,006,167	$15,026,455
	ArcelorMittal	443,242	34,048,953
	Heineken Holding NV	9,860	501,296
	Hunter Douglas NV	10,328	599,702
	ING Groep NV	1,067,775	35,483,795
*	Koninklijke Ahold NV	273,884	3,599,202
	Koninklijke DSM NV	120,824	5,317,002
	Koninklijke Philips Electronics NV	777,799	30,345,385
	Sns Reaal	44,525	938,088
	Vedior NV	14,849	371,925

	TOTAL — NETHERLANDS		126,231,803

	NEW ZEALAND — (0.1%)
	COMMON STOCKS — (0.1%)
	Air New Zealand, Ltd.	157,652	209,248
	Auckland International Airport, Ltd.	168,196	330,645
	Contact Energy, Ltd.	259,078	1,623,874
	Fletcher Building, Ltd.	133,109	1,013,608
#	Telecom Corp. of New Zealand, Ltd. Sponsored ADR	5,000	76,250

	TOTAL — NEW ZEALAND		3,253,625

	NORWAY — (0.9%)
	COMMON STOCKS — (0.9%)
	DNB Nor ASA Series A	640,000	9,361,662
	Norsk Hydro ASA	95,600	1,350,556
	Orkla ASA	702,000	8,726,570
	Storebrand ASA	209,400	1,619,887
	Wilh. Wilhelmsen ASA	7,150	257,466

	TOTAL — NORWAY		21,316,141

	PORTUGAL — (0.1%)
	COMMON STOCKS — (0.1%)
	Banco Comercial Portugues SA	114,799	330,713
	Banco Espirito Santo SA	128,066	2,308,467
	Cimpor Cimentos de Portugal SA	47,932	399,770

	TOTAL — PORTUGAL		3,038,950

	SINGAPORE — (1.6%)
	COMMON STOCKS — (1.6%)
	Allgreen Properties, Ltd.	185,000	166,265
* #	Chartered Semiconductor Manufacturing, Ltd.	567,000	292,389
	DBS Group Holdings, Ltd.	964,600	11,743,683
	Fraser & Neave, Ltd.	773,550	2,663,757
	Jardine Cycle & Carriage, Ltd.	45,866	691,253
#	Neptune Orient Lines, Ltd.	283,000	618,455
	Overseas Chinese Banking Corp., Ltd.	1,192,200	6,431,371
	Singapore Airlines, Ltd.	769,400	8,345,622
	Singapore Land, Ltd.	123,000	613,224
#	United Industrial Corp., Ltd.	335,000	710,099
	United Overseas Bank, Ltd.	578,400	7,333,753

10

	UOL Group, Ltd.	335,600	$917,444
#	Wheelock Properties (S), Ltd.	159,000	212,626

TOTAL — SINGAPORE			40,739,941

SPAIN — (5.1%)
COMMON STOCKS — (5.1%)
	Abertis Infraestructuras SA	88,000	2,777,019
	Acciona SA	22,208	5,641,651
	Acerinox SA	138,400	3,472,663
	Banco Bilbao Vizcaya SA	49,000	1,010,276
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	131,000	2,686,810
	Banco de Andalucia SA	2,412	205,761
#	Banco de Sabadell SA	662,647	6,103,884
	Banco Espanol de Credito SA	51,687	884,526
#	Banco Pastor SA	49,502	742,131
#	Banco Popular Espanol SA	315,806	4,945,739
	Banco Santander Central Hispano SA	3,419,617	61,106,626
#	Banco Santander SA Sponsored ADR	140,900	2,505,202
	Cementos Portland Valderrivas SA	12,620	1,203,187
	Fomento de Construcciones y Contratas SA	20,600	1,242,117
	Grupo Catalana Occidente SA	28,791	961,831
	Grupo Ferrovial SA	41,312	2,703,547
	Iberia Lineas Aereas de Espana SA	459,257	1,649,106
	Mapfre SA	493,525	2,225,277
	Repsol YPF SA	567,226	19,567,296
	Repsol YPF SA Sponsored ADR	69,000	2,381,190
#	Sacyr Vallehermoso SA	47,719	1,447,545
#	Sol Melia SA	22,700	340,662

TOTAL — SPAIN			125,804,046

SWEDEN — (2.9%)
COMMON STOCKS — (2.9%)
	Electrolux AB Series B	15,000	240,677
	Fabege AB	122,040	1,335,365
	Holmen AB Series B	42,700	1,467,534
*	Lundin Petroleum AB	31,800	414,109
	NCC AB Series B	19,000	499,315
	Nordea Bank AB	1,387,996	20,870,525
	Skandinaviska Enskilda Banken AB Series A	185,930	4,632,350
	SKF AB Series A	7,200	131,857
	SSAB Svenskt Stal AB Series A	102,500	2,870,022
	SSAB Svenskt Stal AB Series B	37,800	960,155
	Svenska Cellulosa AB Series B	322,500	5,293,746
	Svenska Handelsbanken AB Series A	205,230	5,717,469
*	Swedbank AB Series A	144,600	3,908,229
	Tele2 AB Series B	142,500	2,504,688
	TeliaSonera AB	1,147,500	9,141,812
	Trelleborg AB Series B	40,800	730,319
	Volvo AB Series A	216,500	3,199,488
	Volvo AB Series B	488,500	7,252,326

TOTAL — SWEDEN			71,169,986

11

SWITZERLAND — (7.3%)
COMMON STOCKS — (7.3%)
Baloise-Holding AG	24,988	$2,253,634
Banque Cantonale Vaudoise	4,955	2,559,497
Berner Kantonalbank	2,033	451,507
Ciba Specialty Chemicals AG	14,500	580,008
Compagnie Financiere Richemont AG Series A	393,600	22,784,989
Credit Suisse Group	616,112	30,291,803
Ems-Chemie Holding AG	5,277	776,742
Givaudan SA	7,583	7,603,094
Helvetia Holding AG	4,457	1,694,263
Holcim, Ltd.	158,003	16,112,226
Julius Baer Holdings, Ltd. AG	5,898	435,431
Lonza Group AG	18,496	2,436,757
Luzerner Kantonalbank	3,829	975,371
PSP Swiss Property AG	30,000	1,838,208
Sika AG	1,348	2,493,687
St. Galler Kantonalbank	3,492	1,631,933
Sulzer AG	301	345,530
Swatch Group AG	11,500	3,375,537
Swiss Life Holding	32,350	8,108,957
Swiss Re	189,303	15,173,293
Syngenta AG	77,200	22,195,722
UBS AG	166,944	5,447,144
UBS AG ADR	59,300	1,917,762
Valiant Holding AG	9,300	1,664,945
Zurich Financial SVCS AG	87,564	27,373,481

TOTAL — SWITZERLAND		180,521,521

UNITED KINGDOM — (20.1%)
COMMON STOCKS — (20.1%)
Alliance & Leicester P.L.C.	79,000	876,157
Anglo American P.L.C.	358,847	22,777,159
Arriva P.L.C.	107,620	1,449,011
Associated British Foods P.L.C.	412,413	6,910,400
Aviva P.L.C.	1,948,682	23,488,227
BAE Systems P.L.C.	1,413,859	13,458,473
Barclays P.L.C.	868,280	8,137,766
# Barclays P.L.C. ADR	343,950	12,922,202
Barratt Developments P.L.C.	149,434	1,208,998
Bradford & Bingley P.L.C.	249,656	1,099,306
* British Airways P.L.C.	573,931	2,909,284
Cable and Wireless P.L.C.	844,540	2,950,707
Carnival P.L.C.	106,313	4,199,531
Compass Group P.L.C.	368,031	2,372,202
DSG International P.L.C.	660,000	825,027
* easyJet P.L.C.	205,323	1,655,495
Enterprise Inns P.L.C.	163,777	1,344,623
Friends Provident P.L.C.	1,077,866	2,838,607
GKN P.L.C.	483,673	2,520,316
Greene King P.L.C.	82,000	1,054,918
HBOS P.L.C.	2,333,163	27,724,904
HSBC Holdings P.L.C.	547,509	8,276,869
HSBC Holdings P.L.C. Sponsored ADR	470,550	35,408,888

12

International Power P.L.C.	852,250	$6,402,796
Investec P.L.C.	193,366	1,405,476
ITV P.L.C.	1,830,723	2,419,793
Kingfisher P.L.C.	724,461	1,870,120
Legal and General Group P.L.C.	3,937,049	9,686,347
Meggitt P.L.C.	450,014	2,481,296
Millennium and Copthorne Hotels P.L.C.	142,415	1,135,866
Mitchells & Butlers P.L.C.	148,267	1,304,550
Mondi P.L.C.	204,183	1,575,033
Old Mutual P.L.C.	1,820,234	4,496,097
Pearson P.L.C.	506,432	6,659,813
Pearson P.L.C. Sponsored ADR	3,500	46,340
Persimmon P.L.C.	152,773	2,219,659
Resolution P.L.C.	781,366	10,698,792
Rexam P.L.C.	387,899	3,376,850
* Rolls-Royce Group P.L.C.	722,657	6,195,103
Royal & Sun Alliance Insurance Group P.L.C.	2,295,700	5,984,758
Royal Bank of Scotland Group P.L.C.	6,384,058	48,266,698
Royal Dutch Shell P.L.C. ADR	248,514	17,405,921
Royal Dutch Shell P.L.C. Series B	215,910	7,574,511
Sainsbury (J.) P.L.C.	963,031	6,751,756
Schroders P.L.C.	117,000	2,209,045
Schroders P.L.C. Non-Voting	44,950	753,412
Scottish & Newcastle P.L.C.	562,751	8,802,316
Signet Group P.L.C.	47,556	57,332
Taylor Wimpey P.L.C.	632,049	2,138,749
The Berkeley Group Holdings P.L.C.	30,621	629,966
Unilever P.L.C.	63,955	2,014,977
Vodafone Group P.L.C.	29,270,926	94,236,469
Vodafone Group P.L.C. Sponsored ADR	499,700	16,105,331
Whitbread P.L.C.	107,283	2,684,465
William Morrison Supermarkets P.L.C.	1,572,079	9,215,572
WPP Group P.L.C.	441,268	5,208,618
Xstrata P.L.C.	227,813	17,771,737
Yell Group P.L.C.	286,129	1,234,291

TOTAL — UNITED KINGDOM		497,428,925

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
* Invesco, Ltd.	1	13

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $4,880,000 FNMA 5.00%, 06/01/22, valued at $4,503,485) to be repurchased at $4,434,086	$4,433	4,433,000

SECURITIES LENDING COLLATERAL — (2.3%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $59,262,326 FHLMC 5.500%, 02/01/38, valued at $59,564,728) to be repurchased at $58,412,267	58,397	58,396,792

TOTAL INVESTMENTS - (100.0%)
(Cost $1,885,036,536) ##		$2,481,320,433

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$284,713,003
Level 2 – Other Significant Observable Inputs	2,196,607,430
Level 3 – Significant Unobservable Inputs	—
Total	$2,481,320,433

13

DFA INVESTMENT DIMENSIONS GROUP INC.
SCHEDULES OF INVESTMENTS

TAX-MANAGED U.S. EQUITY PORTFOLIO

February 29, 2008

(Unaudited)

Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The Tax-Managed U.S. Equity Series
of The DFA Investment Trust Company	$1,696,065,722
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $1,452,907,086)##	$1,696,065,722

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,696,065,722
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$1,696,065,722

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

February 29, 2008

(Unaudited)

	Shares	Value †
AFFILIATED INVESTMENT COMPANY - (100.0%)
Investment in The DFA International Value Series of
The DFA Investment Trust Company	7,737,161	$155,981,166
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
(Cost $70,633,891)##		$155,981,166

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$155,981,166
Level 2 – Other Significant Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$155,981,166

1

VA SMALL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (91.7%)
	1st Source Corp.	7,280	$127,109
	21st Century Holding Co.	2,300	30,038
*	3Com Corp.	150,900	496,461
*	4Kids Entertainment, Inc.	3,800	44,992
* #	99 Cents Only Stores	11,600	107,764
	A. Schulman, Inc.	8,700	177,828
*	A. T. Cross Co. Class A	1,675	13,065
*	A.C. Moore Arts & Crafts, Inc.	4,100	35,137
	A.M. Castle & Co.	4,400	97,812
	A.O. Smith Corp.	4,510	164,299
	Aaron Rents, Inc.	1,000	19,620
	Abington Bancorp, Inc.	7,824	78,475
* #	AbitibiBowater Canada, Inc.	8,528	88,265
*	Abraxas Petroleum Corp.	900	3,375
*	Accelrys, Inc.	1,407	8,147
*	Accuride Corp.	9,400	67,868
	Aceto Corp.	7,800	54,678
*	Acme Communications, Inc.	5,900	17,346
*	Acorn Factor, Inc.	1,500	8,085
*	Actel Corp.	8,900	105,465
*	Active Power, Inc.	10,070	18,126
*	ActivIdentity Corp.	16,421	50,412
*	Adaptec, Inc.	44,846	118,842
*	Adolor Corp.	8,084	36,944
	Advanta Corp. Class A	2,600	18,460
	Advanta Corp. Class B	4,300	33,196
*	Aehr Test Systems	187	1,365
*	Aetrium, Inc.	1,800	8,442
	Affirmative Insurance Holdings, Inc.	5,200	46,384
	Agilysys, Inc.	10,400	131,768
*	AH Belo Corp. Series A	7,760	94,439
*	AirNet Systems, Inc.	2,200	3,960
	Alamo Group, Inc.	3,675	68,134
*	Alaska Air Group, Inc.	13,600	331,840
	Alaska Communications Systems Group, Inc.	485	5,495
*	Albany Molecular Research, Inc.	12,600	140,238
	Aldila, Inc.	700	11,375
	Alfa Corp.	24,000	522,480
	Alliance Semiconductor Corp.	4,600	5,520
*	Allied Defense Group, Inc.	1,900	14,155
*	Allied Healthcare International, Inc.	16,200	33,048
*	Allied Healthcare Products, Inc.	1,700	12,104
*	Allied Motion Technologies, Inc.	400	1,974
*	Allion Healthcare, Inc.	6,200	36,580

1

* #	Allis-Chalmers Energy, Inc.	7,700	$97,174
*	Alloy, Inc.	4,500	34,605
	Alpharma, Inc. Class A	14,600	367,628
*	AmComp, Inc.	3,787	46,391
	Amcore Financial, Inc.	7,145	138,756
*	Amerco, Inc.	6,865	357,735
	American Axle & Manufacturing Holdings, Inc.	20,300	399,504
	American Bancorp of New Jersey, Inc.	4,800	51,552
*	American Dental Partners, Inc.	250	2,392
	American Equity Investment Life Holding Co.	20,500	195,775
	American Greetings Corp. Class A	19,000	357,580
#	American Italian Pasta Co.	5,500	27,500
*	American Pacific Corp.	700	11,277
	American Physicians Capital, Inc.	3,600	158,868
	American Physicians Services Group, Inc.	500	9,450
	American Shared Hospital Services	400	1,040
	American West Bancorporation	5,500	48,565
*	America’s Car-Mart, Inc.	4,500	49,050
	Ameris Bancorp	4,300	61,146
*	AmeriServe Financial, Inc.	7,800	22,620
*	AMICAS, Inc.	16,950	44,409
*	Analysts International Corp.	5,600	7,504
*	Anaren, Inc.	6,200	78,368
	Anchor Bancorp Wisconsin, Inc.	5,500	104,115
	Angelica Corp.	3,300	54,615
*	AngioDynamics, Inc.	7,691	127,517
*	Answerthink, Inc.	5,600	22,680
*	APP Pharmaceuticals, Inc.	2,818	31,674
*	Applera Corp. - Celera Group	3,200	44,352
*	Applied Digital Solutions, Inc.	7,840	6,507
	Applied Industrial Technologies, Inc.	13,425	371,067
*	Applied Micro Circuits Corp.	25,113	186,590
	Applied Signal Technologies, Inc.	4,100	48,790
*	Arbinet-thexchange, Inc.	8,800	44,000
	Arctic Cat, Inc.	4,500	34,020
*	Argo Group International Holdings, Ltd.	7,002	262,015
*	Argon ST, Inc.	3,100	50,375
	Arkansas Best Corp.	9,500	253,745
*	Arotech Corp.	4,100	7,831
	ArvinMeritor, Inc.	27,500	310,475
	Asbury Automotive Group, Inc.	13,770	193,055
*	Ashworth, Inc.	4,000	13,520
*	Aspen Technology, Inc.	5,900	66,080
	Asset Acceptance Capital Corp.	8,800	85,800
*	Astea International, Inc.	40	184
	Astro-Med, Inc.	1,375	13,461
*	Atlantic American Corp.	1,900	2,945
*	Atlantis Plastics, Inc.	579	295
*	ATS Medical, Inc.	10,600	19,080
*	Audiovox Corp. Class A	5,000	45,000
*	Authentidate Holding Corp.	8,900	6,319
*	Autobytel, Inc.	15,600	42,120
*	AutoImmune, Inc.	100	185
*	Avalon Holding Corp. Class A	262	1,420
*	Avanex Corp.	5,400	4,379

2

* #	Avatar Holdings, Inc.	3,200	$137,856
	Avici Systems, Inc.	3,000	23,010
* #	Avid Technology, Inc.	10,700	260,759
*	Aviza Technology, Inc.	4,380	4,095
*	Avocent Corp.	13,077	218,778
*	Aware, Inc.	1,426	5,690
*	Axcelis Technologies, Inc.	36,600	210,450
*	AXT, Inc.	7,406	40,881
*	B of I Holding, Inc.	3,182	19,569
	Baldor Electric Co.	9,100	260,897
	Baldwin & Lyons, Inc. Class B	3,050	74,298
*	Baldwin Technology Co., Inc. Class A	3,076	8,028
*	Ballantyne of Omaha, Inc.	4,600	22,678
*	Bancinsurance Corp.	625	3,222
	BancTrust Financial Group, Inc.	57	626
*	Bank of Florida Corp.	4,593	42,990
	Bank of Granite Corp.	2,200	26,268
	BankAtlantic Bancorp, Inc. Class A	11,212	51,127
	BankFinancial Corp.	7,900	112,338
#	BankUnited Financial Corp. Class A	12,300	60,024
	Banner Corp.	4,825	104,509
*	Basic Energy Services, Inc.	10,000	211,600
	Bassett Furniture Industries, Inc.	3,500	41,090
*	BearingPoint, Inc.	72,600	117,612
	Beasley Broadcast Group, Inc.	2,750	15,262
#	Beazer Homes USA, Inc.	400	2,840
	Bel Fuse, Inc. Class B	683	18,625
*	Bell Industries, Inc.	1,860	1,488
*	Bell Microproducts, Inc.	9,750	32,662
	Belo Corp. Class A	38,800	456,676
*	Benchmark Electronics, Inc.	27,623	464,066
	Benjamin Franklin Bancorp, Inc.	3,100	43,617
	Berkshire Hills Bancorp, Inc.	3,400	77,010
	Beverly Hills Bancorp, Inc.	7,108	35,185
*	BFC Financial Corp.	1,525	1,906
* ,	Big 4 Ranch, Inc.	300	—
*	BioScrip, Inc.	14,260	100,248
*	Birks & Mayors, Inc.	295	1,463
	Black Box Corp.	6,700	207,700
#	Blockbuster, Inc. Class A	29,419	89,434
*	Blockbuster, Inc. Class B	22,500	62,325
*	Bluegreen Corp.	9,800	82,908
*	BNCCORP., Inc.	300	3,900
*	BNS Holding, Inc.	240	3,360
	Bob Evans Farms, Inc.	13,400	387,930
	Bogen Communications International, Inc.	1,000	5,650
*	Bois d’Arc Energy, Inc.	18,400	395,048
*	Bookham, Inc.	12,660	18,484
	Books-A-Million, Inc.	970	8,041
	Borders Group, Inc.	2,400	22,224
*	Borland Software Corp.	27,600	53,820
#	Boston Private Financial Holdings, Inc.	13,300	183,141
	Bowne & Co., Inc.	300	3,981
* #	BPZ Resources, Inc.	38	599
*	Breeze-Eastern Corp.	215	2,355

3

#	Briggs & Stratton Corp.	18,800	$335,956
*	Brigham Exploration Co.	16,400	128,084
*	Bristow Group, Inc.	9,000	474,840
*	Bronco Drilling Co., Inc.	9,900	156,519
	Brookline Bancorp, Inc.	22,100	212,381
*	Brooks Automation, Inc.	27,300	275,184
*	Buca, Inc.	7,352	3,014
*	Buckeye Technologies, Inc.	12,923	139,698
#	Building Materials Holding Corp.	7,700	44,506
*	Butler International, Inc.	1,000	1,140
#	C&D Technologies, Inc.	9,700	52,962
*	Cache, Inc.	2,000	19,920
	Cadence Financial Corp.	3,523	54,008
*	CalAmp Corp.	7,500	20,475
*	California Coastal Communities, Inc.	2,900	14,819
	California First National Bancorp	1,000	10,500
*	California Micro Devices Corp.	8,300	26,560
*	Caliper Life Sciences, Inc.	13,208	55,077
*	Callon Petroleum Co.	6,538	120,561
*	CallWave, Inc.	8,052	20,452
*	Cantel Medical Corp.	6,050	66,671
	Capital Corp. of the West	3,200	44,000
*	Capital Senior Living Corp.	6,400	48,256
	Capitol Bancorp, Ltd.	4,200	78,204
*	Capstone Turbine Corp.	100	182
*	Captaris, Inc.	7,946	27,573
*	Caraustar Industries, Inc.	7,400	16,280
*	Cardiac Science Corp.	8,630	80,173
	Cardinal Financial Corp.	8,700	69,165
*	Cardiotech International, Inc.	842	581
* #	Caribou Coffee Co.	2,694	7,004
	Carmike Cinemas, Inc.	4,500	32,535
*	Carriage Services, Inc.	6,800	53,720
	Cascade Financial Corp.	200	2,532
*	Cascade Microtech, Inc.	3,835	29,414
*	Catalina Lighting, Inc.	120	480
*	Catalyst Semiconductor, Inc.	6,200	24,862
*	Catalytica Energy Systems, Inc.	286	1,662
*	Catapult Communications Corp.	4,750	29,640
#	Cathay General Bancorp	12,000	263,040
*	Cavalier Homes, Inc.	7,000	11,900
*	Cavco Industries, Inc.	2,300	75,762
	CDI Corp.	3,000	68,250
* #	Centennial Bank Holdings, Inc.	19,900	118,007
	Center Financial Corp.	4,900	47,677
*	Centillium Communications, Inc.	2,400	1,704
*	Central Garden & Pet Co.	8,400	41,412
*	Central Garden & Pet Co. Class A	13,800	60,720
*	Central Jersey Bancorp	1,600	11,968
	Central Pacific Financial Corp.	11,700	216,333
*	CEVA, Inc.	7,400	63,122
	CFS Bancorp, Inc.	3,600	51,552
	Champion Industries, Inc.	1,800	9,504
*	Channell Commercial Corp.	100	148
*	Charming Shoppes, Inc.	20,312	111,919

4

* #	Charter Communications, Inc.	35,057	$33,725
*	Checkpoint Systems, Inc.	900	21,780
	Chemical Financial Corp.	8,480	188,426
	Chemtura Corp.	9,000	74,340
	Chesapeake Corp.	5,500	19,250
#	Chiquita Brands International, Inc.	14,800	302,956
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	3,200	145,696
*	Ciber, Inc.	18,600	85,560
*	Cincinnati Bell, Inc.	15,500	60,140
*	Ciprico, Inc.	1,000	3,500
	CIRCOR International, Inc.	5,005	227,978
	Citadel Broadcasting Co.	39,500	41,475
	Citizens Community Bancorp, Inc.	2,754	24,648
	Citizens First Bancorp, Inc.	2,700	34,047
	Citizens Republic Bancorp, Inc.	22,724	252,918
* #	Citizens, Inc.	3,909	22,086
*	Clarus Corp.	4,500	28,350
*	Clearfield, Inc.	800	792
*	CMGI, Inc.	14,700	168,903
*	CNA Surety Corp.	15,830	223,361
	Coachmen Industries, Inc.	4,100	18,163
	Coast Distribution System, Inc.	800	4,320
	Cobra Electronics Corp.	1,000	4,790
*	Coherent, Inc.	11,897	338,351
	Cohu, Inc.	7,700	120,428
	Collectors Universe, Inc.	2,700	25,137
*	Comforce Corp.	1,240	3,286
	Commerce Group, Inc.	6,000	217,440
# •	Commerce One, Inc.	4,310	—
*	Commercial Vehicle Group, Inc.	7,600	71,136
	Communications Systems, Inc.	1,000	11,320
*	Community Bancorp	600	7,380
	Community Bank System, Inc.	10,200	225,420
	Community Trust Bancorp, Inc.	3,600	97,380
	Compass Diversified Holdings	6,500	88,400
*	Competitive Technologies, Inc.	2,300	4,025
*	Complete Production Services, Inc.	13,000	252,460
* #	CompuCredit Corp.	9,303	96,565
*	Computer Task Group, Inc.	6,200	26,102
	CompX International, Inc.	200	1,664
* #	Comstock Homebuilding Companies, Inc.	850	654
*	Comstock Resources, Inc.	16,900	613,470
*	Concord Camera Corp.	1,790	7,822
*	Conexant Systems, Inc.	14,234	7,544
*	Congoleum Corp. Class A	136	3
*	Conmed Corp.	9,700	261,512
	Connecticut Water Services, Inc.	2,800	67,340
* #	Conn’s, Inc.	3,000	38,250
*	Consumer Portfolio Services, Inc.	7,579	23,798
	Cooper Companies, Inc.	13,500	461,565
	Cooper Tire & Rubber Co.	21,100	381,277
*	Core Molding Technologies, Inc.	1,300	9,230
*	Core-Mark Holding Co., Inc.	3,082	81,889
*	Cornell Companies, Inc.	3,652	75,998

5

*	Corrpro Companies, Inc.	275	$385
#	Corus Bankshares, Inc.	14,265	147,357
* #	Cost Plus, Inc.	5,400	18,900
*	Covenant Transport Group Class A	3,300	25,971
*	Cowen Group, Inc.	5,600	42,000
*	Cox Radio, Inc.	13,400	147,266
*	CPI Aerostructures, Inc.	1,500	12,660
*	Credence Systems Corp.	35,400	50,268
*	Crescent Financial Corp.	3,019	26,205
*	Criticare Systems, Inc.	600	3,000
*	Cross Country Healthcare, Inc.	10,928	118,678
*	CSP, Inc.	66	401
	CSS Industries, Inc.	4,100	143,131
	CTS Corp.	9,000	87,300
*	Culp, Inc.	4,464	32,587
*	Cumulus Media, Inc. Class A	15,500	85,250
*	CuraGen Corp.	11,561	8,440
*	Curis, Inc.	2,700	3,915
*	Cyberoptics Corp.	3,400	35,428
*	CytRx Corp.	75	135
	D&E Communications, Inc.	5,508	59,982
*	Data I/O Corp.	1,500	7,140
	Dataram Corp.	3,283	10,768
	Datascope Corp.	1,510	52,548
*	Dearborn Bancorp, Inc.	1,979	13,833
	Del Monte Foods Co.	30,971	278,120
	Delphi Financial Group, Inc. Class A	13,166	397,087
	Delta Apparel, Inc.	1,040	9,225
#	Delta Financial Corp.	8,000	440
*	Design Within Reach, Inc.	900	2,169
*	Devcon International Corp.	400	940
*	Diedrich Coffee, Inc.	2,094	6,659
*	Digi International, Inc.	8,600	90,558
*	Digimarc Corp.	6,800	60,996
*	Digirad Corp.	6,400	18,432
	Dime Community Bancshares	10,100	153,722
* #	Directed Electronics, Inc.	842	1,852
*	Ditech Networks, Inc.	11,500	31,395
*	Dixie Group, Inc.	3,900	34,359
*	Dollar Thrifty Automotive Group, Inc.	8,100	116,316
* #	Dominion Homes, Inc.	2,800	1,708
	Donegal Group, Inc. Class A	7,473	121,959
	Donegal Group, Inc. Class B	592	10,982
*	Dorman Products, Inc.	2,900	30,450
*	Dot Hill Systems Corp.	17,300	61,934
	Dover Motorsports, Inc.	1,400	9,674
*	drugstore.com, Inc.	100	280
*	DSP Group, Inc.	9,700	112,520
*	Duckwall-ALCO Stores, Inc.	1,100	17,237
*	Ducommun, Inc.	3,900	108,147
*	Dynamics Research Corp.	3,542	34,216
	Eastern Co.	150	2,535
	Eastern Insurance Holdings, Inc.	3,164	51,763
*	Easylink Services International Corp.	400	1,128
	Ecology & Environment, Inc. Class A	210	2,457

6

* #	Edge Petroleum Corp.	10,800	$51,840
*	Edgewater Technology, Inc.	4,067	24,402
*	EFJ, Inc.	8,900	12,015
	Electro Rent Corp.	9,900	128,502
*	Electro Scientific Industries, Inc.	10,500	169,995
*	Electroglas, Inc.	4,512	7,761
*	Electronics for Imaging, Inc.	200	3,012
	EMC Insurance Group, Inc.	4,700	103,964
*	Emerson Radio Corp.	9,800	10,584
*	Emisphere Technologies, Inc.	200	364
#	Emmis Communications Corp. Class A	11,700	34,632
*	EMS Technologies, Inc.	4,100	118,039
*	Encore Acquisition Co.	19,800	728,640
*	Encore Capital Group, Inc.	8,700	64,206
	Encore Wire Corp.	5,100	85,425
*	Endologix, Inc.	100	316
*	Endwave Corp.	3,700	25,900
*	EnerSys	17,860	410,601
	Ennis, Inc.	7,735	123,451
*	EnPro Industries, Inc.	4,307	127,186
*	Entegris, Inc.	48,700	343,335
	Entercom Communications Corp.	11,400	127,338
*	Entertainment Distribution Co., Inc.	16,114	9,507
*	Entorian Technologies, Inc.	7,400	10,434
*	Entravision Communications Corp.	23,500	136,300
* #	Enzon Pharmaceuticals, Inc.	100	859
* #	Epicept Corp.	407	399
*	EPIQ Systems, Inc.	9,100	123,760
*	ePlus, Inc.	2,500	25,000
#	Epoch Holding Corp.	800	8,968
* •	ePresence, Inc. Escrow Shares	2,300	69
* #	Escala Group, Inc.	8,400	23,856
*	eSpeed, Inc.	100	1,161
*	ESS Technology, Inc.	11,900	18,088
*	Esterline Technologies Corp.	8,849	463,688
*	etrials Worldwide, Inc.	1,811	4,618
*	Evans & Sutherland Computer Corp.	900	909
*	Exar Corp.	11,468	90,138
*	EXCO Resources, Inc.	21,800	378,230
*	ExpressJet Holdings, Inc.	17,500	42,525
*	Exterran Holdings, Inc.	12,209	850,357
*	E-Z-EM, Inc.	4,000	83,160
	Farmer Brothers Co.	5,500	122,815
	Farmers Capital Bank Corp.	1,442	36,483
	FBL Financial Group, Inc. Class A	10,900	320,569
	Federal Agriculture Mortgage Corp. Class C	2,700	64,908
	Federal Signal Corp.	13,200	159,324
*	Federal-Mogul Corp.	5,000	2,250
	Ferro Corp.	16,500	265,650
	Fidelity Southern Corp.	1,200	9,540
	Financial Federal Corp.	5,085	109,582
	Financial Institutions, Inc.	950	17,584
	Finish Line, Inc. Class A	10,384	29,387
*	Finlay Enterprises, Inc.	2,700	2,511
	First Bancorp	2,000	35,420

7

*	First Bank of Delaware	330	$883
#	First Busey Corp.	9,462	177,034
#	First Commonwealth Financial Corp.	17,800	188,324
	First Community Bancorp	10,300	293,550
	First Defiance Financial Corp.	700	13,748
	First Federal Bancshares of Arkansas, Inc.	400	6,000
	First Financial Corp.	3,970	104,212
*	First Investors Financial Services Group, Inc.	500	2,737
*	First Keystone Financial, Inc.	100	1,343
*	First Mariner Bancorp, Inc.	200	1,258
	First Merchants Corp.	6,300	170,163
	First Niagara Financial Group, Inc.	40,583	463,463
	First Place Financial Corp.	6,075	74,479
*	First Regional Bancorp	3,586	57,412
	First State Bancorporation	6,100	72,468
	Firstbank Corp.	105	1,422
*	FirstCity Financial Corp.	3,700	32,597
*	FirstFed Financial Corp.	1,200	37,500
	Flagstar Bancorp, Inc.	18,500	132,460
*	Flanders Corp.	1,167	7,352
	Flexsteel Industries, Inc.	600	7,908
	Flushing Financial Corp.	7,100	115,730
	FNB United Corp.	4,100	47,560
	Footstar, Inc.	3,300	14,025
*	Forgent Networks, Inc.	2,600	2,028
*	FPIC Insurance Group, Inc.	3,100	135,377
* #	Franklin Bank Corp.	6,000	23,040
*	Franklin Covey Co.	6,600	50,952
* #	Franklin Credit Management Corp.	2,400	2,040
*	Franklin Electronic Publishers, Inc.	3,000	6,570
	Fred’s, Inc.	12,060	105,887
	Frequency Electronics, Inc.	3,304	28,381
	Friedman Industries, Inc.	2,536	13,035
* #	Frontier Airlines Holdings, Inc.	10,900	31,937
	Frozen Food Express Industries, Inc.	5,100	35,292
*	FSI International, Inc.	8,800	14,344
	FTD Group, Inc.	7,500	103,425
*	Fuel Systems Solutions, Inc.	2,200	22,748
	Fulton Financial Corp.	4,200	48,846
*	Furmanite Corp.	3,092	33,950
#	Furniture Brands International, Inc.	17,400	226,200
	G & K Services, Inc. Class A	8,200	313,732
* #	Gander Mountain Co.	7,256	40,996
	Gateway Financial Holdings, Inc.	4,400	50,380
	GATX Corp.	11,500	413,770
	GB&T Bancshares, Inc.	4,800	42,720
*	Gehl Co.	3,900	62,517
* #	Genitope Corp.	13,300	8,911
*	Gentiva Health Services, Inc.	8,800	189,728
#	Georgia Gulf Corp.	11,900	72,114
*	Gerber Scientific, Inc.	7,000	60,900
	German American Bancorp, Inc.	3,726	46,910
*	Getty Images, Inc.	9,800	315,168
	Gibraltar Industries, Inc.	10,700	116,951
*	Gibraltar Packaging Group, Inc.	900	1,260

8

*	G-III Apparel Group, Ltd.	2,300	$30,107
	Glatfelter Co.	11,400	150,138
* #	GoAmerica, Inc.	21	124
*	Golfsmith International Holdings, Inc.	1,700	5,100
*	Gottschalks, Inc.	4,600	10,580
*	GP Strategies Corp.	2,300	21,505
*	Graphic Packaging Corp.	76,400	235,312
	Gray Television, Inc.	11,939	69,246
	Gray Television, Inc. Class A	1,000	6,850
	Great Southern Bancorp, Inc.	1,900	34,105
*	Great Wolf Resorts, Inc.	11,000	75,570
*	Greatbatch, Inc.	4,600	98,302
	Greenbrier Companies, Inc.	4,536	119,206
	Greene Bancshares, Inc.	3,900	71,058
*	Grey Wolf, Inc.	9,000	55,800
*	Griffon Corp.	10,700	94,695
	Group 1 Automotive, Inc.	7,200	176,400
*	GTC Biotherapeutics, Inc.	6,700	4,690
*	GTSI Corp.	2,996	24,627
	Guaranty Federal Bancshares, Inc.	100	2,675
	Gulf Island Fabrication, Inc.	300	8,751
*	Hain Celestial Group, Inc.	13,200	356,400
*	Hallmark Financial Services, Inc.	6,106	71,929
*	Hampshire Group, Ltd.	900	10,800
#	Handleman Co.	6,491	8,503
*	Hanger Orthopedic Group, Inc.	7,700	89,243
	Hardinge, Inc.	2,569	31,881
	Harleysville Group, Inc.	10,893	365,787
	Harleysville National Corp.	5,500	73,095
*	Harris Interactive, Inc.	18,800	50,948
*	Harris Stratex Networks, Inc. Class A	6,521	65,471
*	Hartmarx Corp.	12,500	31,250
*	Harvard Bioscience, Inc.	8,300	38,097
*	Harvest Natural Resources, Inc.	13,500	165,510
*	Hastings Entertainment, Inc.	3,300	27,060
#	Haverty Furniture Co., Inc.	5,300	52,046
*	Hawaiian Holdings, Inc.	1,900	9,880
*	Hayes Lemmerz International, Inc.	23,288	74,056
*	Headwaters, Inc.	14,800	181,448
*	HealthTronics, Inc.	11,300	41,245
*	Henry Bros. Electronics, Inc.	1,200	5,748
	Hercules Technology Growth Capital, Inc.	11,126	132,288
	Heritage Commerce Corp.	3,200	52,736
*	Herley Industries, Inc.	4,300	51,557
	HF Financial Corp.	363	6,008
*	hi/fn, Inc.	4,100	22,509
*	Hirsch International Corp. Class A	600	1,122
*	Hi-Tech Pharmacal Co., Inc.	3,930	43,780
*	HKN, Inc.	3,200	27,808
	HMN Financial, Inc.	750	18,135
*	Hollywood Media Corp.	3,100	8,246
#	Home Bancshares, Inc.	3,300	65,934
	Hooper Holmes, Inc.	21,300	13,845
	HopFed Bancorp, Inc.	477	6,730
	Horace Mann Educators Corp.	14,766	256,633

9

* #	HouseValues, Inc.	2,300	$6,003
*	Hutchinson Technology, Inc.	8,900	149,520
*	Huttig Building Products, Inc.	8,000	23,840
*	Hypercom Corp.	14,300	53,053
*	I.D. Systems, Inc.	1,100	7,854
	IBERIABANK Corp.	3,905	173,655
*	Ibis Technology Corp.	1,800	684
	IDT Corp.	6,300	36,855
	IDT Corp. Class B	22,700	133,022
*	iGATE Capital Corp.	8	63
*	Ikanos Communications	8,776	40,019
	IKON Office Solutions, Inc.	45,300	322,536
	ILX Resorts, Inc.	800	4,520
*	Image Entertainment, Inc.	4,600	9,844
*	I-many, Inc.	4,000	11,120
	Imation Corp.	12,300	277,365
*	ImmunoGen, Inc.	539	1,601
	Imperial Capital Bancorp, Inc.	1,500	33,540
	Imperial Sugar Co.	3,529	67,757
	Independence Holding Co.	5,757	63,327
	Independent Bank Corp. (MI)	4,500	43,920
*	Industrial Distribution Group, Inc.	1,900	18,582
*	Infinity Pharmaceuticals, Inc.	1,975	14,813
	Infinity Property & Casualty Corp.	6,600	265,122
*	Infinity, Inc.	6,400	2,816
*	InFocus Corp.	11,900	21,301
	InfoSpace, Inc.	12,500	127,375
*	Innotrac Corp.	900	3,060
*	Innovex, Inc.	5,562	1,780
*	Insight Enterprises, Inc.	16,464	288,614
*	Insituform Technologies, Inc. Class A	7,700	107,569
* #	Insmed, Inc.	242	189
*	InsWeb Corp.	333	3,713
	Integra Bank Corp.	5,292	75,199
*	IntegraMed America, Inc.	123	1,247
*	Integrated Silicon Solution, Inc.	8,006	47,796
*	Intelligent Systems Corp.	500	1,550
*	International Shipholding Corp.	400	7,624
*	Internet Capital Group, Inc.	13,300	115,710
*	Intersections, Inc.	6,500	53,235
*	Interstate Hotels & Resorts, Inc.	9,291	46,176
	Intervest Bancshares Corp.	1,700	22,610
*	Interwoven, Inc.	5,939	80,473
*	Intest Corp.	3,234	6,921
*	IntriCon Corp.	700	4,781
	Invacare Corp.	9,100	227,136
*	Iomega Corp.	13,300	40,565
*	iPass, Inc.	23,900	66,442
*	Iridex Corp.	2,100	6,720
	Irwin Financial Corp.	10,100	75,851
*	I-Trax, Inc.	7,400	29,600
*	IXYS Corp.	11,100	78,255
	J. Alexander’s Corp.	2,399	18,568
*	Jaclyn, Inc.	200	1,615
*	Jaco Electronics, Inc.	550	649

10

*	Jakks Pacific, Inc.	10,700	$299,065
* #	Jarden Corp.	1,766	42,543
* #	JetBlue Airways Corp.	9,900	53,955
*	Jo-Ann Stores, Inc.	8,500	140,250
	Johnson Outdoors, Inc.	2,696	49,876
	Jones Apparel Group, Inc.	7,100	100,181
	Journal Communications, Inc. Class A	11,334	78,091
#	Journal Register Co.	12,300	12,300
*	JPS Industries, Inc.	1,000	6,050
*	Jupitermedia Corp.	7,900	25,991
*	Kadant, Inc.	4,800	120,480
	Kaman Corp. Class A	3,600	86,400
*	Katy Industries, Inc.	800	1,520
	Keithley Instruments, Inc.	4,200	38,010
	Kelly Services, Inc. Class A	10,400	199,784
*	Kemet Corp.	24,912	123,564
	Kenneth Cole Productions, Inc. Class A	4,100	60,967
*	Key Technology, Inc.	987	34,851
*	Key Tronic Corp.	3,598	11,442
*	Keynote Systems, Inc.	3,500	37,940
	Kimball International, Inc. Class B	7,471	78,072
*	Kindred Healthcare, Inc.	15,400	324,786
*	Kirkland’s, Inc.	6,000	5,160
*	Knight Capital Group, Inc.	24,005	384,800
*	Kopin Corp.	23,100	62,832
*	Kratos Defense & Security Solutions, Inc.	23,600	42,952
*	KVH Industries, Inc.	1,950	16,926
	L.S. Starrett Co. Class A	200	3,488
* #	L-1 Identity Solutions, Inc.	27,677	331,017
*	La Jolla Pharmaceutical Co.	300	747
*	LaBranche & Co., Inc.	14,530	67,419
	LaCrosse Footwear, Inc.	900	15,075
	Lakeland Bancorp, Inc.	8,114	90,390
*	Lakeland Industries, Inc.	2,120	22,281
*	Lakes Entertainment, Inc.	7,350	43,218
#	LandAmerica Financial Group, Inc.	6,200	228,284
#	Landry’s Restaurants, Inc.	7,200	127,656
*	Langer, Inc.	2,800	5,712
*	Lannet Co., Inc.	6,599	19,797
*	Lantronix, Inc.	2,300	1,656
*	Lattice Semiconductor Corp.	41,300	106,554
*	Lazare Kaplan International, Inc.	2,500	25,000
#	La-Z-Boy, Inc.	17,687	149,101
*	LCC International, Inc. Class A	5,400	8,856
*	Leadis Technolgies, Inc.	4,735	9,375
* #	Lear Corp.	15,300	421,974
*	LECG Corp.	3,800	36,100
*	LeCroy Corp.	4,152	32,759
#	Lee Enterprises, Inc.	13,900	143,309
	Legacy Bancorp, Inc.	3,500	49,665
*	Lenox Group, Inc.	5,000	9,250
* #	Level 3 Communications, Inc.	2,134	4,759
	Levitt Corp. Class A	2,800	5,600
	Lifetime Brands, Inc.	4,800	49,584
*	LightPath Technologies, Inc.	287	537

11

*	Lin TV Corp.	10,500	$107,835
*	Lionbridge Technologies, Inc.	2,400	8,520
	Lithia Motors, Inc. Class A	5,052	51,935
	LNB Bancorp, Inc.	2,406	31,302
*	Lodgian, Inc.	8,606	77,024
*	Logic Devices, Inc.	1,100	1,188
*	LogicVision, Inc.	1,000	709
*	LookSmart, Ltd.	6,900	24,909
*	Loral Space & Communications, Inc.	7,200	174,672
	Louisiana-Pacific Corp.	25,700	279,616
*	Luby’s, Inc.	8,900	81,435
*	Lydall, Inc.	3,900	39,741
*	M&F Worldwide Corp.	6,000	222,180
#	M/I Homes, Inc.	3,200	52,768
*	Mace Security International, Inc.	4,900	8,575
*	Mac-Gray Corp.	4,000	46,240
*	Magna Entertainment Corp.	2,000	1,580
*	Magnetek, Inc.	7,000	23,870
	MainSource Financial Group, Inc.	6,528	85,582
*	MAIR Holdings, Inc.	4,800	20,544
*	Management Network Group, Inc.	12,850	27,499
* #	MarineMax, Inc.	6,400	78,592
*	Mariner Energy, Inc.	29,700	823,581
*	Marlin Business Services, Inc.	4,200	39,984
*	Martek Biosciences Corp.	10,300	295,198
*	Marten Transport, Ltd.	7,800	113,022
*	Material Sciences Corp.	5,234	38,627
*	Matria Healthcare, Inc.	5,615	141,049
*	Maxxam, Inc.	1,000	29,000
	MB Financial, Inc.	12,800	368,256
	MBT Financial Corp.	5,800	49,010
	MCG Capital Corp.	20,500	246,000
	McRae Industries, Inc. Class A	200	3,100
	MDC Holdings, Inc.	5,000	209,400
*	Meade Instruments Corp.	5,400	8,262
*	Meadowbrook Insurance Group, Inc.	12,300	97,908
	Medallion Financial Corp.	6,000	59,460
*	MedCath Corp.	6,364	132,689
	Media General, Inc. Class A	8,000	124,800
* #	Medialink Worldwide, Inc.	1,902	4,280
*	Medical Staffing Network Holdings, Inc.	10,900	60,495
*	MedQuist, Inc.	1,842	17,499
	Mercantile Bank Corp.	1,015	13,703
	Mercer Insurance Group, Inc.	2,391	42,082
*	Mercury Computer Systems, Inc.	6,300	40,383
*	Merge Technologies, Inc.	10,947	5,802
*	Meridian Resource Corp.	32,168	49,860
*	Merix Corp.	7,000	19,040
*	Merrimac Industries, Inc.	200	1,428
*	Mesa Air Group, Inc.	10,500	25,410
	Metal Management, Inc.	2,100	127,407
	Methode Electronics, Inc.	7,900	84,135
*	Metro One Telecommunications, Inc.	925	981
	MicroFinancial, Inc.	2,400	12,960
	Midland Co.	400	25,848

12

	Midwest Banc Holdings, Inc.	8,293	$85,169
* #	Milacron, Inc.	1,132	3,339
	Minerals Technologies, Inc.	6,500	391,820
*	Misonix, Inc.	2,200	9,350
*	MKS Instruments, Inc.	20,600	413,854
*	Mobile Mini, Inc.	8,800	163,768
	Modine Manufacturing Co.	11,503	143,557
*	Mod-Pac Corp.	962	5,955
*	Modtech Holdings, Inc.	3,163	1,518
*	Moldflow Corp.	3,100	51,646
	Monaco Coach Corp.	10,200	99,756
* #	Monogram Biosciences, Inc.	13,770	20,104
*	Monterey Pasta Co.	5,200	14,300
*	Morton’s Restaurant Group, Inc.	3,500	27,125
*	Mothers Work, Inc.	100	2,006
*	MPS Group, Inc.	36,900	420,660
*	MRV Communications, Inc.	13,300	21,280
*	MTC Technologies, Inc.	3,000	71,100
	Mueller Industries, Inc.	4,300	123,539
	Mueller Water Products, Inc. Class B	18,800	163,748
*	Multimedia Games, Inc.	7,900	55,300
	NACCO Industries, Inc. Class A	1,990	161,290
* #	Nanogen, Inc.	9,600	5,760
*	Nanometrics, Inc.	6,400	40,768
*	Napster, Inc.	200	368
	Nara Bancorp, Inc.	400	4,384
	Nash Finch Co.	4,036	141,543
*	Nashua Corp.	500	5,750
*	National Patent Development Corp.	1,500	3,600
	National Penn Bancshares, Inc.	21,442	343,286
	National Presto Industries, Inc.	800	41,920
*	National Technical Systems, Inc.	3,198	19,892
*	Natural Alternatives International, Inc.	1,700	15,487
*	Natural Gas Services Group	4,200	94,080
* #	Natural Health Trends Corp.	3,100	3,038
#	Nautilus Group, Inc.	11,000	46,090
* #	Navarre Corp.	8,000	13,200
*	Navidec Financial, Inc.	38	42
*	Navigant Consulting, Inc.	200	3,262
*	Navigators Group, Inc.	6,000	328,380
*	NCI Building Systems, Inc.	5,900	179,006
	Neenah Paper, Inc.	4,200	109,410
#	Nelnet, Inc. Class A	13,000	141,700
*	Neose Technologies, Inc.	2,900	1,511
*	Network Engines, Inc.	1,300	1,872
*	Neurocrine Biosciences, Inc.	13,300	66,633
*	Neurogen Corp.	18	29
	New Hampshire Thrift Bancshares, Inc.	200	2,630
	New Jersey Resources Corp.	8,900	409,489
*	New Motion, Inc.	2,907	14,826
	NewAlliance Bancshares, Inc.	42,279	481,135
*	Newpark Resources, Inc.	30,700	136,001
*	Newport Corp.	11,200	117,712
*	Newtek Business Services, Inc.	7,600	8,208
*	Nexity Financial Corp.	1,900	14,402

13

* #	Nextwave Wireless, Inc.	7,400	$39,886
#	NL Industries, Inc.	17,500	190,050
*	NMS Communications Corp.	1,600	2,032
	NN, Inc.	5,500	53,570
*	Nobel Learning Communities, Inc.	200	2,612
	Noble International, Ltd.	6,249	68,177
*	North America Galvanizing & Coatings, Inc.	1,950	11,037
*	North American Scientific, Inc.	1,800	702
*	North Pointe Holdings Corp.	2,300	35,857
	Northeast Community Bancorp, Inc.	4,700	55,225
*	Northwest Pipe Co.	2,813	117,415
*	NovaMed, Inc.	6,900	27,669
*	NOVT Corp.	1,000	2,285
*	Nu Horizons Electronics Corp.	6,600	39,204
*	Nutraceutical International Corp.	2,000	25,480
*	NYFIX, Inc.	6,300	30,618
	NYMAGIC, Inc.	2,093	50,525
	O.I. Corp.	400	4,108
	OceanFirst Financial Corp.	1,277	20,611
* #	Ocwen Financial Corp.	18,089	108,534
	Oil-Dri Corp. of America	125	2,419
	Olympic Steel, Inc.	2,000	82,600
	Omega Financial Corp.	4,432	121,924
*	Omega Protein Corp.	5,185	54,961
* #	OmniVision Technologies, Inc.	6,500	103,090
	Openwave Systems, Inc.	41,800	86,108
*	Oplink Communications, Inc.	6,757	83,990
	OPTi, Inc.	1,000	2,750
*	Optical Cable Corp.	1,600	6,576
*	Orchid Cellmark, Inc.	2,100	9,639
*	Ore Pharmaceuticals, Inc.	8,700	5,873
#	Orleans Homebuilders, Inc.	3,700	18,537
*	Orthologic Corp.	8,300	8,715
* #	Oscient Pharmaceuticals Corp.	280	568
*	OSI Systems, Inc.	4,700	99,405
*	Osteotech, Inc.	5,900	25,783
	O’Charleys, Inc.	9,029	101,937
*	Outdoor Channel Holdings, Inc.	3,000	22,050
*	Overland Storage, Inc.	4,000	5,360
	Oxford Industries, Inc.	6,100	128,954
*	P.A.M. Transportation Services, Inc.	3,045	44,153
	Pacific Capital Bancorp	7,400	155,030
	Pacific Mercantile Bancorp	2,964	29,018
*	Pacific Premier Bancorp, Inc.	800	6,512
*	Packeteer, Inc.	10,100	45,147
* #	Palm Harbor Homes, Inc.	8,207	41,363
* #	Palm, Inc.	36,500	236,155
*	PAR Technology Corp.	5,200	41,184
*	Paragon Technologies, Inc.	781	4,807
	Park National Corp.	200	12,100
*	Park-Ohio Holdings Corp.	4,100	84,747
	Parkvale Financial Corp.	100	2,777
*	Parlux Fragrances, Inc.	5,853	19,783
*	Patrick Industries, Inc.	1,000	7,870
	Patriot Capital Funding, Inc.	6,715	70,239

14

	PAULA Financial	300	$1,530
*	PC Connection, Inc.	8,100	80,433
*	PC-Tel, Inc.	7,638	51,022
*	PDF Solutions, Inc.	3,000	17,100
*	PDI, Inc.	4,100	32,267
	Pegasystems, Inc.	6,900	64,860
	Penford Corp.	1,100	24,079
*	Penn Treaty American Corp.	7,025	40,394
	Penske Automotive Group, Inc.	22,760	410,590
	Peoples Bancorp, Inc.	3,800	82,536
*	Peoplesupport, Inc.	6,000	69,660
*	Perceptron, Inc.	900	10,620
*	Performance Food Group Co.	12,700	412,750
*	Performance Technologies, Inc.	4,600	21,574
*	Pericom Semiconductor Corp.	6,900	91,977
*	Perot Systems Corp.	8,000	110,320
*	Perry Ellis International, Inc.	4,350	85,217
*	Pervasive Software, Inc.	7,700	29,491
* •	Petrocorp, Inc. Escrow Shares	1,700	102
*	Petroleum Development Corp.	5,200	362,752
* #	PGT, Inc.	300	1,020
*	Pharmacopia, Inc.	1,541	5,671
* #	Pharmacyclics, Inc.	4,100	4,756
*	Pharmanet Development Group, Inc.	1,800	51,894
*	PharMerica Corp.	5,636	82,962
*	PHH Corp.	17,000	344,080
*	PHI, Inc.	4,500	136,170
*	Phoenix Footwear Group, Inc.	2,700	4,941
*	Photon Dynamics, Inc.	5,700	58,995
*	Photronics, Inc.	10,900	109,763
*	Pico Holdings, Inc.	6,704	229,143
	Pier 1 Imports, Inc.	27,507	144,137
	Pilgrim’s Pride Corp.	400	9,384
	Pinnacle Bancshares, Inc.	200	2,200
*	Pinnacle Entertainment, Inc.	11,600	181,656
* #	Pinnacle Financial Partners, Inc.	6,700	153,698
*	Pioneer Drilling Co.	17,900	240,039
*	Piper Jaffray Companies, Inc.	3,700	143,301
*	Planar Systems, Inc.	4,972	23,170
*	PlanetOut, Inc.	340	1,285
*	PLATO Learning, Inc.	7,100	26,980
*	Plug Power, Inc.	25,890	77,929
*	PMA Capital Corp. Class A	10,451	85,698
*	Point.360	400	700
*	PolyOne Corp.	33,700	219,050
*	Pomeroy IT Solutions, Inc.	3,800	24,966
	Portec Rail Products, Inc.	1,700	17,901
* #	Powerwave Technologies, Inc.	46,944	134,260
	Preformed Line Products Co.	600	28,320
	Presidential Life Corp.	7,200	120,672
*	Prestige Brands Holdings, Inc.	18,000	138,780
* •	Price Communications Liquidation Trust	16,900	2,308
	PriceSmart, Inc.	614	14,896
*	ProAssurance Corp.	11,400	606,138
	ProCentury Corp.	4,800	88,080

15

*	Proliance International, Inc.	4,674	$12,994
*	Prospect Medical Holdings, Inc.	2,880	10,598
	Prosperity Bancshares, Inc.	14,900	393,360
* #	Protection One, Inc.	2,146	18,799
	Providence & Worcester Railroad Co.	200	3,930
	Provident Bankshares Corp.	11,000	140,030
	Provident Financial Holdings, Inc.	2,100	35,490
	Provident Financial Services, Inc.	24,000	287,760
	Provident New York Bancorp	15,000	196,650
*	Pyramid Breweries, Inc.	3,017	6,547
	Quaker Chemical Corp.	1,946	45,731
*	Quaker Fabric Corp.	4,050	77
*	Quantum Corp.	29,600	74,000
*	Quantum Fuel Systems Technologies Worldwide, Inc.	15,000	10,500
*	Quest Resource Corp.	1,100	7,810
*	QuickLogic Corp.	4,000	11,960
*	Quiksilver, Inc.	11,100	99,900
*	Rackable Systems, Inc.	8,800	81,312
*	Radio One, Inc. Class D	31,100	39,186
*	RadiSys Corp.	4,900	46,599
*	RadNet, Inc.	2,300	18,653
	Rainier Pacific Financial Group, Inc.	2,200	29,854
*	RC2 Corp.	5,553	103,008
*	RCM Technologies, Inc.	4,279	22,721
	RCN Corp.	1,723	19,125
*	Reading International, Inc. Class A	1,086	10,328
*	Reading International, Inc. Class B	60	600
*	Ready Mix, Inc.	923	5,538
*	RealNetworks, Inc.	37,864	221,504
*	Red Lion Hotels Corp.	6,700	53,667
*	Redhook Ale Brewery, Inc.	3,112	16,151
	Regal-Beloit Corp.	4,706	173,746
*	Regent Communications, Inc.	12,500	11,375
	Regis Corp.	13,190	330,410
*	RehabCare Group, Inc.	5,900	118,000
	Relm Wireless Corp.	1,500	3,375
	REMEC, Inc.	6,227	6,102
	Renasant Corp.	6,250	131,625
*	Renovis, Inc.	10,693	25,342
*	Republic Airways Holdings, Inc.	15,000	293,250
*	Republic First Bancorp, Inc.	225	1,395
*	Res-Care, Inc.	5,200	112,008
	Resource America, Inc.	5,400	64,530
*	Rewards Network, Inc.	8,000	36,800
*	Rex Stores Corp.	2,450	45,497
*	RF Micro Devices, Inc.	38,515	121,322
*	RF Monolithics, Inc.	3,300	17,523
	Richardson Electronics, Ltd.	4,600	19,872
	Riverview Bancorp, Inc.	4,200	44,940
*	Rock of Ages Corp.	500	2,435
*	Rockford Corp.	2,200	2,948
	Rock-Tenn Co. Class A	11,400	305,862
*	Rocky Brands, Inc.	1,900	10,773
	Rome Bancorp, Inc.	3,000	35,280
*	Rosetta Resources, Inc.	15,267	312,363

16

*	Royal Bank of Canada	1,927	$96,559
*	Royale Energy, Inc.	2,090	7,252
*	Rudolph Technologies, Inc.	10,100	87,971
*	Rural/Metro Corp.	1,300	3,510
*	Rush Enterprises, Inc. Class A	9,000	133,380
*	Rush Enterprises, Inc. Class B	1,650	24,387
	Russ Berrie & Co., Inc.	4,600	60,076
	Ryland Group, Inc.	5,000	141,450
*	S&K Famous Brands, Inc.	300	1,958
*	S1 Corp.	11,200	79,296
*	Safeguard Scientifics, Inc.	43,500	66,990
	Safety Insurance Group, Inc.	4,900	181,741
*	Saga Communications, Inc. Class A	6,450	37,539
*	Saia, Inc.	3,700	53,465
	Salem Communications Corp.	6,200	20,460
	Sanders Morris Harris Group, Inc.	8,900	79,477
	Sandy Spring Bancorp, Inc.	3,998	108,786
*	Sanfilippo (John B.) & Son, Inc.	2,300	21,459
*	Sanmina-SCI Corp.	104,400	172,260
* #	SatCon Technology Corp.	1,300	2,509
*	Scheid Vineyards, Inc.	40	1,304
	Schiff Nutrition International, Inc.	500	3,035
	Schnitzer Steel Industries, Inc. Class A	1,700	111,299
*	Scholastic Corp.	13,900	484,693
*	School Specialty, Inc.	7,600	231,952
	Schweitzer-Maudoit International, Inc.	5,300	121,741
*	SCM Microsystems, Inc.	5,400	16,092
*	SCPIE Holdings, Inc.	1,500	41,100
	Seaboard Corp.	200	318,000
*	Seabright Insurance Holdings	7,500	111,750
*	Seachange International, Inc.	9,300	54,870
*	Secure Computing Corp.	24,200	196,504
#	Security Bank Corp.	3,100	21,018
*	Selectica, Inc.	9,800	14,406
	Selective Insurance Group, Inc.	19,700	468,072
	Sensient Technologies Corp.	14,800	398,712
	Servidyne, Inc.	1,200	7,488
* #	Sharper Image Corp.	4,271	940
	Shiloh Industries, Inc.	5,891	54,904
	SI Financial Group, Inc.	1,327	12,792
*	SI International, Inc.	4,500	111,960
*	SIFCO Industries, Inc.	161	2,183
*	Sigmatel, Inc.	10,800	31,428
*	Silicon Storage Technology, Inc.	36,200	102,446
*	Silverleaf Resorts, Inc.	12,000	39,840
	Simmons First National Corp. Class A	4,800	122,640
* #	Six Flags, Inc.	22,600	44,522
	Skyline Corp.	3,000	84,600
	Skywest, Inc.	23,200	513,184
*	Skyworks Solutions, Inc.	53,300	440,258
	Sonic Automotive, Inc.	12,687	225,575
*	Sonic Foundry, Inc.	1,700	1,275
*	Sonic Innovations, Inc.	4,828	20,422
*	SonicWALL, Inc.	14,700	122,451
*	Source Interlink Companies, Inc.	16,600	28,054

17

	South Financial Group, Inc.	25,200	$363,636
	South Jersey Industries, Inc.	9,400	321,198
	Southern Community Financial Corp.	5,700	42,009
*	Southern Connecticut Bancorp, Inc.	100	720
	Southwest Bancorp, Inc.	4,264	69,034
*	Spanish Broadcasting System, Inc.	13,700	20,550
	Spartech Corp.	10,300	145,951
*	Sparton Corp.	936	4,474
* #	Spectrum Brands, Inc.	9,800	36,848
*	Spectrum Control, Inc.	3,500	31,535
*	Spectrum Pharmaceuticals, Inc.	3,900	10,101
	Speedway Motorsports, Inc.	6,100	178,120
*	Spherion Corp.	15,600	101,088
*	Sport Chalet, Inc. Class A	4,484	19,954
*	Sport Chalet, Inc. Class B	150	645
	Sport Supply Group, Inc.	200	2,272
*	SRI/Surgical Express, Inc.	900	3,771
	Stage Stores, Inc.	15,625	197,813
	Standard Motor Products, Inc.	6,400	47,424
#	Standard Pacific Corp.	7,600	31,236
	Standex International Corp.	4,509	85,716
	StarTek, Inc.	5,200	44,772
	State Auto Financial Corp.	14,000	379,960
*	Steinway Musical Instruments, Inc.	1,600	39,536
	StellarOne Corp.	635	10,991
	Stepan Co.	2,900	98,890
	Stephan Co.	200	600
	Sterling Financial Corp.	10,300	153,367
	Stewart Enterprises, Inc.	23,800	142,086
	Stewart Information Services Corp.	6,200	184,574
*	Stone Energy Corp.	10,100	512,676
*	Stoneridge, Inc.	8,800	94,864
*	Stratus Properties, Inc.	650	19,058
*	SumTotal Systems, Inc.	1,493	6,778
*	Sun American Bancorp	1,160	5,591
*	Sun Bancorp, Inc.	6,915	88,235
*	SunLink Health Systems, Inc.	500	3,175
*	Sunrise Telecom, Inc.	6,000	10,200
*	Superior Bancorp	10,500	54,810
	Superior Industries International, Inc.	8,500	147,560
	Superior Uniform Group, Inc.	2,395	23,711
*	SupportSoft, Inc.	14,050	49,316
	Supreme Industries, Inc.	1,220	7,186
	SureWest Communications	4,700	59,079
	Susquehanna Bancshares, Inc.	23,827	473,919
*	Swift Energy Corp.	10,800	515,484
	SWS Group, Inc.	2,700	30,753
*	Sycamore Networks, Inc.	100,500	350,745
*	Symmetricom, Inc.	15,800	54,036
	Syms Corp.	4,986	67,062
*	SYNNEX Corp.	11,300	235,153
*	Synovis Life Technologies, Inc.	1,530	27,050
* #	Syntax-Brillian Corp.	1,350	959
	Sypris Solutions, Inc.	6,800	32,708
*	SYS Technologies	800	1,736

18

	TAL International Group, Inc.	900	$18,783
*	Talon International, Inc.	1,040	364
	Tandy Brand Accessories, Inc.	2,500	15,200
*	Tarragon Corp.	9,800	17,150
*	Tarrant Apparel Group	3,400	2,720
	Tasty Baking Co.	2,500	17,125
	Taylor Capital Group, Inc.	3,600	58,680
*	TeamStaff, Inc.	2,200	1,540
	Technology Research Corp.	1,800	5,256
*	Technology Solutions Co.	800	2,088
*	TechTeam Global, Inc.	3,500	30,625
	Tecumseh Products Co. Class A	4,000	84,720
*	Tecumseh Products Co. Class B	100	1,793
*	TeleCommunication Systems, Inc.	5,400	16,740
*	Telular Corp.	5,300	18,656
	The Marcus Corp.	4,500	71,730
	The Pep Boys - Manny, Moe & Jack	17,200	196,768
	The Phoenix Companies, Inc.	24,100	274,258
*	The Sports Club Co., Inc.	1,900	2,518
* #	The Steak n Shake Co.	10,200	85,068
*	Theragenics Corp.	11,300	43,844
*	Thomas Weisel Partners Group, Inc.	7,106	62,533
*	Tier Technologies, Inc. Class B	6,000	48,300
	TierOne Corp.	5,100	74,970
*	TII Network Technologies, Inc.	1,200	1,956
	Timberland Bancorp, Inc.	400	5,088
*	Titan Pharmaceuticals, Inc.	5,600	6,440
	Todd Shipyards Corp.	600	10,128
*	Tollgrade Communications, Inc.	4,700	25,944
*	Track Data Corp.	2,300	3,841
*	Trailer Bridge, Inc.	1,000	10,730
*	Trans World Entertainment Corp.	8,600	34,314
*	TRC Companies, Inc.	6,900	34,983
	Tredegar Industries, Inc.	14,219	224,802
*	TreeHouse Foods, Inc.	8,100	179,577
* #	Trenwick Group, Ltd.	1,225	1
* #	Triad Guaranty, Inc.	3,497	20,562
*	Trico Marine Services, Inc.	5,100	201,552
*	Triple Crown Media, Inc.	1,393	5,502
* •	Tripos Escrow Shares	100	24
*	Triquint Semiconductor, Inc.	49,500	233,640
	Triumph Group, Inc.	2,800	158,452
*	TRM Corp.	5,250	1,680
	Tronox, Inc. Class A	4,300	19,221
	Tronox, Inc. Class B	1,400	6,174
* #	Trump Entertainment Resorts, Inc.	9,891	39,762
*	TTM Technologies, Inc.	6,700	73,834
*	Tumbleweed Communications Corp.	400	512
*	U.S. Concrete, Inc.	14,100	56,259
*	U.S. Gold Corp.	18,900	66,339
*	Ulticom, Inc.	13,900	97,300
*	Ultratech, Inc.	1,700	16,371
	UMB Financial Corp.	8,006	306,470
#	Umpqua Holdings Corp.	16,800	238,056
*	Unico American Corp.	1,400	13,300

19

*	Unifi, Inc.	21,800	$61,912
	Unifirst Corp.	5,200	200,876
	Union Bankshares Corp.	4,004	70,030
*	Union Drilling, Inc.	7,500	150,150
*	United America Indemnity, Ltd.	2,753	51,646
*	United American Healthcare Corp.	600	1,308
*	United Capital Corp.	700	16,625
	United Community Financial Corp.	9,700	53,835
	United Financial Bancorp, Inc.	3,888	44,673
	United Fire & Casualty Co.	9,946	341,645
*	United PanAm Financial Corp.	5,400	21,060
*	United Rentals, Inc.	1,800	36,180
	United Western Bancorp, Inc.	2,600	48,828
*	Universal American Corp.	100	1,718
	Universal Corp.	8,700	495,117
	Universal Forest Products, Inc.	6,400	177,792
	Univest Corporation of Pennsylvania	1,035	21,186
*	Urologix, Inc.	4,900	5,439
*	USA Truck, Inc.	3,200	42,464
	USEC, Inc.	31,430	200,523
* #	UTStarcom, Inc.	36,502	102,936
* #	VeraSun Energy Corp.	2,300	20,792
	Viad Corp.	4,500	156,015
*	Vicon Industries, Inc.	1,400	7,630
*	Vignette Corp.	9,650	122,073
#	Vineyard National Bancorp Co.	3,600	32,436
*	Virage Logic Corp.	7,850	50,397
	Virco Manufacturing Corp.	4,100	24,354
*	Vishay Intertechnology, Inc.	2,700	24,651
	Visteon Corp.	6,700	23,450
* #	Vitesse Semiconductor, Inc.	31,700	26,311
*	Volt Information Sciences, Inc.	6,250	100,438
*	Voyager Learning Co.	9,600	67,200
	Wabash National Corp.	11,600	91,640
	Washington Federal, Inc.	10,500	238,350
#	Watts Water Technologies, Inc.	11,300	313,236
	Wausau Paper Corp.	15,029	117,827
*	WCA Waste Corp.	5,800	35,380
* #	WCI Communities, Inc.	13,300	51,737
*	Webco Industries, Inc.	100	11,200
*	Website Pros, Inc.	1,814	20,027
	Webster Financial Corp.	8,800	246,136
	Weis Markets, Inc.	8,600	278,726
	Wellman, Inc.	10,347	517
*	Wells-Gardner Electronics Corp.	2,684	4,026
	Werner Enterprises, Inc.	26,500	471,435
	Wesbanco, Inc.	8,568	199,549
*	West Marine, Inc.	6,879	55,514
*	Westaff, Inc.	5,700	23,142
*	Westell Technologies, Inc.	19,300	33,968
	Westlake Chemical Corp.	13,100	211,434
*	White Electronics Designs Corp.	7,900	33,101
*	Whiting Petroleum Corp.	15,300	936,666
	Whitney Holding Corp.	14,900	357,749
*	Willis Lease Finance Corp.	800	9,920

20

	Willow Financial Bancorp, Inc.	5,940	$48,649
*	Wilshire Enterprises, Inc.	515	1,545
*	Wilsons The Leather Experts, Inc.	11,750	7,873
*	Winland Electronics, Inc.	1,100	2,514
*	Winn-Dixie Stores, Inc.	7,500	122,625
	Wintrust Financial Corp.	8,700	293,625
*	Wireless Telecom Group, Inc.	9,300	15,252
* #	Wolverine Tube, Inc.	200	120
	Worthington Industries, Inc.	24,100	423,919
*	WPCS International, Inc.	1,947	12,617
#	Xerium Technologies, Inc.	4,800	24,048
*	Xeta Corp.	3,600	15,156
	Yadkin Valley Financial Corp.	3,182	45,375
* #	Zale Corp.	17,200	332,304
*	Zapata Corp.	1,840	12,972
	Zenith National Insurance Corp.	10,400	354,432
*	Zhone Technologies, Inc.	37,411	40,404
*	ZILOG, Inc.	5,000	16,700
*	ZipRealty, Inc.	129	731
*	Zones, Inc.	500	4,640
*	Zoran Corp.	17,531	240,701
*	Zygo Corp.	6,300	80,262
TOTAL COMMON STOCKS			94,004,131

RIGHTS/WARRANTS — (0.0%)
*	Federal-Mogul Corp. Warrants 12/27/14	377	1,888
* •	Imperial Credit Industries, Inc. Warrants 01/31/08	62	—
*	Security Bank Corp. Rights 03/10/08	3,100	174
TOTAL RIGHTS/WARRANTS			2,062

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $3,505,000 FNMA 3.50%, 03/25/33, valued at $651,376) to be repurchased at $641,157	$641	641,000

SECURITIES LENDING COLLATERAL — (7.7%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $7,271,897 FNMA 6.000% 10/01/21 & 09/01/22, valued at $7,057,745) to be repurchased at $6,853,978	6,852	6,852,179
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $321,497 FNMA 5.500%, 03/01/37, valued at $305,635) to be repurchased at $295,549	295	295,471
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $900,000 FNMA 6.126%(r), 10/01/36, valued at $740,747) to be repurchased at $717,330	717	717,141
TOTAL SECURITIES LENDING COLLATERAL			7,864,791

TOTAL INVESTMENTS - (100.0%) (Cost $123,685,776) ##			$102,511,984

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$94,003,690
Level 2 – Other Significant Observable Inputs	8,508,294
Level 3 – Significant Unobservable Inputs	—
Total	$102,511,984

21

VA LARGE VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (95.0%)
*	3Com Corp.	16,400	$53,956
* #	AbitibiBowater Canada, Inc.	1,404	14,531
* #	Advanced Micro Devices, Inc.	11,513	83,009
*	AGCO Corp.	5,200	337,272
*	AH Belo Corp. Series A	1,300	15,821
	Alcoa, Inc.	12,976	481,929
#	Alexander & Baldwin, Inc.	2,800	123,312
*	Allegheny Corp.	1,158	418,038
*	Allied Waste Industries, Inc.	33,300	344,322
	Allstate Corp.	34,900	1,665,777
#	American Capital Strategies, Ltd.	8,210	297,941
	American Financial Group, Inc.	10,200	263,874
	American Greetings Corp. Class A	3,000	56,460
	American International Group, Inc.	39,100	1,832,226
	American National Insurance Co.	2,584	293,155
* #	AmeriCredit Corp.	7,700	110,726
	Anadarko Petroleum Corp.	42,700	2,721,698
	Apache Corp.	30,254	3,470,436
*	Applied Micro Circuits Corp.	2,025	15,046
	Archer-Daniels-Midland Co.	22,638	1,020,974
*	Arrow Electronics, Inc.	7,300	238,053
	Ashland, Inc.	6,400	282,688
	Associated Banc-Corp.	1,500	37,380
	Assurant, Inc.	2,700	168,885
	AT&T, Inc.	112,941	3,933,735
*	AutoNation, Inc.	36,000	524,520
*	Avis Budget Group, Inc.	8,150	93,154
*	Avnet, Inc.	12,900	434,859
	AVX Corp.	8,100	101,574
	Bank of America Corp.	63,500	2,523,490
#	Bear Stearns Companies, Inc.	6,910	551,833
	Belo Corp. Class A	6,500	76,505
	Bemis Co., Inc.	2,700	67,014
	Brunswick Corp.	7,200	117,288
	Burlington Northern Santa Fe Corp.	27,227	2,389,986
#	Capital One Financial Corp.	25,153	1,157,793
	CBS Corp. Class A	1,000	22,800
	CBS Corp. Class B	66,043	1,507,101
	CenturyTel, Inc.	2,500	90,475
	Chemtura Corp.	19,300	159,418
	Chesapeake Energy Corp.	36,756	1,662,106
	Chubb Corp.	28,200	1,435,380
	Cimarex Energy Co.	6,700	353,090
	Cincinnati Financial Corp.	17,883	664,711

1

	CIT Group, Inc.	18,300	$406,626
#	Citadel Broadcasting Co.	703	738
	Clear Channel Communications, Inc.	31,062	993,984
	CNA Financial Corp.	22,006	586,460
	Coca-Cola Enterprises, Inc.	43,207	1,055,547
*	Comcast Corp. Class A	141,028	2,755,687
*	Comcast Corp. Special Class A Non-Voting	40,350	780,772
	Comerica, Inc.	5,200	188,448
	Commerce Group, Inc.	5,300	192,072
*	Community Health Systems, Inc.	2,000	62,140
*	Computer Sciences Corp.	16,963	737,042
*	Compuware Corp.	13,200	105,072
	ConocoPhillips	43,722	3,616,247
*	Conseco, Inc.	5,300	62,169
*	Constellation Brands, Inc. Class A	6,000	115,260
*	Convergys Corp.	4,400	63,536
	Corn Products International, Inc.	6,900	253,299
	CSX Corp.	50,900	2,469,668
	Cytec Industries, Inc.	1,600	91,648
	Del Monte Foods Co.	17,500	157,150
	Devon Energy Corp.	31,615	3,247,493
#	Dillards, Inc. Class A	7,400	109,446
*	Discovery Holding Co. Class A	14,210	320,720
	Disney (Walt) Co.	9,155	296,714
*	Domtar Corp.	62,050	395,258
	Electronic Data Systems Corp.	34,600	599,272
*	Expedia, Inc.	16,550	379,492
	Fidelity National Financial, Inc.	15,720	276,829
	Fidelity National Information Services, Inc.	6,180	256,408
	First American Corp.	9,300	323,919
#	Foot Locker, Inc.	5,300	65,190
*	Ford Motor Co.	143,800	939,014
*	Forest Oil Corp.	6,000	295,980
	Fulton Financial Corp.	3,600	41,868
	Gannett Co., Inc.	15,900	479,385
	GATX Corp.	6,000	215,880
#	General Motors Corp.	52,800	1,229,184
	Genworth Financial, Inc.	11,059	256,348
	Hanover Insurance Group, Inc.	5,201	227,232
	Hartford Financial Services Group, Inc.	15,900	1,111,410
	HCC Insurance Holdings, Inc.	2,400	57,744
	Health Management Associates, Inc.	5,600	29,960
	Hearst-Argyle Television, Inc.	5,200	114,400
	Helmerich & Payne, Inc.	1,635	73,297
	Hess Corp.	7,774	724,381
	Hudson City Bancorp, Inc.	27,200	431,664
	Huntington Bancshares, Inc.	4,032	49,271
*	IAC/InterActiveCorp.	31,372	624,303
	Idearc, Inc.	4,385	21,136
	IKON Office Solutions, Inc.	2,900	20,648
*	Ingram Micro, Inc.	17,972	274,432
*	Integrated Device Technology, Inc.	17,600	147,664
	International Paper Co.	34,863	1,105,157
*	International Rectifier Corp.	2,400	54,648
	Intersil Corp.	10,988	255,691

2

*	Invitrogen Corp.	2,147	$181,400
	J.M. Smucker Co.	5,650	289,224
	Janus Capital Group, Inc.	19,600	474,712
* #	Jarden Corp.	400	9,636
*	JDS Uniphase Corp.	5,086	66,881
	Jones Apparel Group, Inc.	2,900	40,919
	JPMorgan Chase & Co.	120,100	4,882,065
*	Kansas City Southern	7,400	264,920
	Kennametal, Inc.	200	6,074
	KeyCorp	21,700	478,485
	Kraft Foods, Inc.	47,200	1,471,224
	Legg Mason, Inc.	4,600	303,784
	Leggett & Platt, Inc.	6,000	100,200
	Lehman Brothers Holdings, Inc.	18,500	943,315
#	Leucadia National Corp.	1,100	49,786
* #	Level 3 Communications, Inc.	6,800	15,164
*	Liberty Global, Inc. Class A	6,890	259,064
*	Liberty Global, Inc. Series C	8,890	311,772
*	Liberty Media Holding Corp. Capital Class A	12,448	1,445,337
*	Liberty Media Holding Corp. Interactive Class A	49,699	713,678
	Lincoln National Corp.	21,700	1,109,087
*	Live Nation, Inc.	3,882	46,079
	Loews Corp.	49,700	2,079,448
	Louisiana-Pacific Corp.	9,000	97,920
	Lubrizol Corp.	2,000	116,600
#	M&T Bank Corp.	2,800	229,824
	Macy’s, Inc.	28,232	696,766
*	Mariner Energy, Inc.	3,318	92,008
	Marsh & McLennan Companies, Inc.	1,000	25,470
	Marshall & Ilsley Corp.	6,936	160,915
	MDC Holdings, Inc.	3,400	142,392
	MeadWestavco Corp.	21,241	545,044
	Mercury General Corp.	3,900	177,840
	Merrill Lynch & Co., Inc.	18,000	892,080
	MetLife, Inc.	69,000	4,019,940
*	Micron Technology, Inc.	52,000	391,040
*	Millennium Pharmaceuticals, Inc.	26,400	369,336
* #	Mohawk Industries, Inc.	5,650	403,467
	Molson Coors Brewing Co.	11,200	604,352
	Morgan Stanley	13,980	588,838
	National City Corp.	22,500	356,850
	Nationwide Financial Services, Inc.	5,300	218,625
*	NCR Corp.	2,700	59,832
#	New York Community Bancorp, Inc.	34,500	563,385
*	Newfield Exploration Co.	9,200	509,496
	Noble Energy, Inc.	3,882	300,467
	Norfolk Southern Corp.	46,400	2,454,096
	Northrop Grumman Corp.	40,423	3,177,652
*	Novellus Systems, Inc.	4,100	90,528
	Odyssey Re Holdings Corp.	8,300	300,294
	OfficeMax, Inc.	4,800	102,096
	Old Republic International Corp.	23,459	321,857
#	Omnicare, Inc.	2,900	60,842
	Overseas Shipholding Group, Inc.	5,100	319,872
	Patterson-UTI Energy, Inc.	4,100	97,293

3

	Pentair, Inc.	1,000	$32,620
	PepsiAmericas, Inc.	10,300	260,590
	PerkinElmer, Inc.	2,900	71,978
	Pilgrim’s Pride Corp.	200	4,692
	Pioneer Natural Resources Co.	14,312	641,034
*	Plains Exploration & Production Co.	5,501	297,054
*	Pride International, Inc.	3,644	129,143
	Principal Financial Group, Inc.	16,200	894,726
	Protective Life Corp.	6,500	250,835
	Prudential Financial, Inc.	21,800	1,590,746
	Qwest Communications International, Inc.	53,900	291,060
	R. R. Donnelley & Sons Co.	5,900	187,797
*	R.H. Donnelley Corp.	5,700	40,413
*	Radio One, Inc. Class D	900	1,134
	Raytheon Co.	12,235	793,317
	Reinsurance Group of America, Inc.	5,800	317,318
	Reliance Steel & Aluminum Co.	1,900	105,469
* #	Rite Aid Corp.	8,500	22,695
	Rowan Companies, Inc.	2,900	116,899
	Ryder System, Inc.	6,100	351,421
	Ryland Group, Inc.	2,700	76,383
	SAFECO Corp.	7,800	360,828
#	Saks, Inc.	12,400	192,944
* #	Sandisk Corp.	2,000	47,100
*	Sanmina-SCI Corp.	44,037	72,661
*	SEACOR Holdings, Inc.	3,200	307,168
	Service Corp. International	10,300	111,240
*	Smithfield Foods, Inc.	13,000	358,150
*	Smurfit-Stone Container Corp.	22,368	177,826
	South Financial Group, Inc.	7,326	105,714
	Southwest Airlines Co.	73,600	902,336
	Sovereign Bancorp, Inc.	33,585	370,443
	Sprint Nextel Corp.	40,311	286,611
	StanCorp Financial Group, Inc.	3,800	186,542
*	Sun Microsystems, Inc.	5,500	90,200
	SunTrust Banks, Inc.	10,100	587,113
	SUPERVALU, Inc.	16,703	438,454
*	Symantec Corp.	23,400	394,056
*	Tech Data Corp.	5,900	196,765
	Telephone & Data Systems, Inc.	6,000	281,400
	Telephone & Data Systems, Inc. Special Shares	3,000	129,300
*	Tellabs, Inc.	35,000	230,300
*	Tenet Healthcare Corp.	23,200	111,592
#	The Colonial BancGroup, Inc.	3,700	44,696
	The Travelers Companies, Inc.	61,868	2,871,294
#	Tidewater, Inc.	4,000	224,600
	Time Warner, Inc.	262,000	4,089,820
	Timken Co.	2,200	66,286
	Titanium Metals Corp.	2,913	60,066
*	Toll Brothers, Inc.	10,707	227,095
	Torchmark Corp.	2,800	168,728
	Transatlantic Holdings, Inc.	4,100	276,340
	Tronox, Inc. Class B	1,534	6,765
*	TRW Automotive Holdings Corp.	3,000	66,240
	Tyson Foods, Inc. Class A	22,881	329,715

4

	UAL Corp.	3,700	$112,110
	Union Pacific Corp.	31,600	3,942,416
	UnionBanCal Corp.	4,607	214,548
*	Unisys Corp.	11,200	46,256
*	Unit Corp.	1,300	71,695
*	United Rentals, Inc.	2,100	42,210
*	United States Cellular Corp.	3,700	233,100
	Unitrin, Inc.	6,300	224,280
	Unum Group	31,512	721,940
	Valero Energy Corp.	14,956	864,008
	Valhi, Inc.	4,686	90,580
	Verizon Communications, Inc.	101,600	3,690,112
*	Vishay Intertechnology, Inc.	15,900	145,167
	W. R. Berkley Corp.	5,000	143,950
*	Watson Pharmaceuticals, Inc.	9,800	272,538
	Webster Financial Corp.	4,700	131,459
	Weis Markets, Inc.	1,700	55,097
*	WellPoint, Inc.	859	60,199
	Wesco Financial Corp.	400	155,600
	Weyerhaeuser Co.	19,532	1,195,358
#	Whirlpool Corp.	1,318	111,200
#	Worthington Industries, Inc.	2,100	36,939
	Wyndham Worldwide Corp.	14,600	323,682
	Xerox Corp.	12,404	182,339
* #	YRC Worldwide, Inc.	6,900	94,944
	Zions Bancorporation	2,300	109,825
TOTAL COMMON STOCKS			130,107,879

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $635,000 FHLMC 6.275%(r), 09/01/36, valued at $524,017) to be repurchased at $513,126	$513	513,000

SECURITIES LENDING COLLATERAL — (4.6%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $6,040,634 FNMA 4.500%, 06/01/20 & 6.000%, 10/01/22, valued at $5,689,761) to be repurchased at $5,525,490	5,524	5,524,040
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $259,182 FNMA 5.500%, 03/01/37, valued at $246,395) to be repurchased at $238,263	238	238,200
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $715,000 FNMA 6.126%(r), 10/01/36, valued at $588,483) to be repurchased at $568,644	568	568,494

TOTAL SECURITIES LENDING COLLATERAL		6,330,734

TOTAL INVESTMENTS - (100.0%) (Cost $128,568,510) ##		$136,951,613

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$130,107,879
Level 2 – Other Significant Observable Inputs	6,843,734
Level 3 – Significant Unobservable Inputs	—
Total	$136,951,613

5

VA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.5%)
COMMON STOCKS — (4.5%)
	Amcor, Ltd.	17,309	$113,239
	Ansell, Ltd.	2,901	34,215
	Australand Property Group	13,602	24,957
	Australia & New Zealand Banking Group, Ltd.	39,150	790,023
	AXA Asia Pacific Holdings, Ltd.	28,500	151,800
	BlueScope Steel, Ltd.	17,152	171,574
	Boral, Ltd.	16,358	90,932
	Caltex Australia, Ltd.	5,940	80,638
	Commonwealth Bank of Australia	22,696	878,877
*	Crown, Ltd.	6,575	71,049
#	CSR, Ltd.	16,592	51,694
#	Downer EDI, Ltd.	7,964	45,485
#	Fairfax Media, Ltd.	7,284	26,047
	Foster’s Group, Ltd.	44,205	217,792
	Goodman Fielder, Ltd.	25,914	44,755
#	Insurance Australia Group, Ltd.	23,103	80,207
	Lend Lease Corp., Ltd.	11,507	146,985
#	Metcash, Ltd.	11,496	44,248
	Mirvac, Ltd.	17,392	61,650
	National Australia Bank, Ltd.	30,843	815,234
	Oil Search, Ltd.	6,952	27,230
	Onesteel, Ltd.	9,500	61,649
	Origin Energy, Ltd.	6,473	52,757
	Publishing and Broadcasting, Ltd.	6,575	26,704
	Qantas Airways, Ltd.	18,058	70,232
	Santos, Ltd.	12,527	148,486
#	Seven Network, Ltd.	2,558	26,663
	Suncorp-Metway, Ltd.	13,093	167,960
#	Symbion Health, Ltd.	20,999	79,960
	TABCORP Holdings, Ltd.	12,059	169,999
	Zinifex, Ltd.	6,756	67,974

TOTAL — AUSTRALIA			4,841,015

AUSTRIA — (0.7%)
COMMON STOCKS — (0.7%)
	Erste Bank der Oesterreichischen Sparkassen AG	3,995	231,157
	OMV AG	5,156	372,544
	Wienerberger AG	2,928	141,322

TOTAL — AUSTRIA			745,023

1

BELGIUM — (1.0%)
COMMON STOCKS — (1.0%)
	Bekaert SA	720	$94,825
	Delhaize Group	3,186	241,282
	Dexia SA	24,255	570,235
	KBC Groep NV	1,169	146,577
TOTAL COMMON STOCKS			1,052,919

RIGHTS/WARRANTS — (0.0%)
*	Cumerio NV SA- Strip	30	1
*	Umicore Strip VVPR Rights	150	5
TOTAL RIGHTS/WARRANTS			6

TOTAL — BELGIUM			1,052,925

CANADA — (6.1%)
COMMON STOCKS — (6.1%)
	Astral Media, Inc. Class A	700	26,720
#	Bank of Montreal	7,900	399,796
	Barrick Gold Corp.	19,600	1,017,388
#	BCE, Inc.	6,588	239,223
	Canadian Pacific Railway, Ltd.	2,400	175,151
#	Canadian Tire Corp. Class A	800	49,776
*	CGI Group, Inc.	5,000	55,372
	Corus Entertainment, Inc. Class B	1,400	28,448
*	Domtar Corp.	8,000	50,475
	Empire Co., Ltd. Class A	1,200	46,256
	EnCana Corp.	3,300	251,729
	Fairfax Financial Holdings, Inc.	300	90,922
	George Weston, Ltd.	1,600	74,940
#	Gerdau Ameristeel Corp.	4,200	62,813
	Goldcorp, Inc.	19,700	851,849
#	Industrial Alliance Insurance & Financial Services, Inc.	2,800	100,137
#	ING Canada, Inc.	500	20,320
	Jean Coutu Group PJC, Inc.	1,700	17,946
*	Lundin Mining Corp.	7,100	60,450
	Magna International, Inc. Class A	2,515	184,054
#	Manulife Financial Corp.	17,350	671,613
*	MDS, Inc.	1,608	26,940
#	National Bank of Canada	3,000	148,042
	Onex Corp.	1,700	59,243
	Petro-Canada	3,100	148,913
#	Power Corp. of Canada, Ltd.	5,400	188,513
	Quebecor, Inc. Class B	1,600	48,069
	Sherritt International Corp.	2,300	38,767
#	Sun Life Financial, Inc.	17,008	814,587
#	The Thomson Corp.	3,000	99,761
	Transalta Corp.	3,000	106,650
#	TransCanada Corp.	11,879	477,212

TOTAL — CANADA			6,632,075

DENMARK — (1.0%)
COMMON STOCKS — (1.0%)
	A.P. Moller- Maersk Group	31	318,551
	Carlsberg A.S. Series B	800	99,430

2

Danisco A.S.	870	$61,237
# Danske Bank A.S.	12,100	462,198
* Jyske Bank A.S.	3,000	206,924

TOTAL — DENMARK		1,148,340

FINLAND — (0.8%)
COMMON STOCKS — (0.8%)
Kesko Oyj	3,300	150,352
Outokumpu Oyj Series A	5,000	189,644
Sampo Oyj	4,481	121,615
Stora Enso Oyj Series R	13,611	169,969
UPM-Kymmene Oyj	11,998	207,571

TOTAL — FINLAND		839,151

FRANCE — (7.9%)
COMMON STOCKS — (7.8%)
Air France-KLM	4,757	128,164
AXA SA	36,997	1,247,402
BNP Paribas SA	19,418	1,735,959
Capgemini SA	1,927	105,297
Casino Guichard Perrachon SA	450	50,898
Ciments Francais SA	500	78,915
CNP Assurances	750	82,526
Compagnie de Saint-Gobain	6,096	476,549
Compagnie Generale des Establissements Michelin Series B	2,607	256,763
Credit Agricole SA	13,900	377,034
# European Aeronautic Defence & Space Co.	4,600	120,630
France Telecom SA	14,340	481,378
Imerys SA	800	67,099
Lafarge SA	2,114	365,447
Lafarge SA Prime Fidelity	1,786	310,022
Lagardere SCA	1,187	93,259
Peugeot SA	4,558	346,494
PPR SA	2,116	288,594
Renault SA	5,526	590,431
Safran SA	801	16,030
* SCOR SE (4797364)	1	3
SCOR SE (B1LB9P6)	1,207	27,325
Societe BIC SA	700	44,260
Societe Generale Paris	2,000	213,997
Technip SA	852	69,554
* Thomson	4,117	31,626
Valeo SA	1,542	58,323
Vivendi SA	21,477	848,777
TOTAL COMMON STOCKS		8,512,756

RIGHTS/WARRANTS — (0.1%)
* Societe Generale d’Enterprise SA Rights 02/28/08	500	54,942

TOTAL — FRANCE		8,567,698

3

GERMANY — (10.6%)
COMMON STOCKS — (10.6%)
Allianz SE	937	$161,532
Allianz SE Sponsored ADR	72,836	1,278,272
AMB Generali Holding AG	434	65,477
BASF AG	3,700	473,137
Bayerische Motoren Werke AG	6,937	382,235
Bilfinger Berger AG	600	47,635
Commerzbank AG	10,095	303,497
Daimler AG	17,468	1,454,618
Daimler AG Sponsored ADR	2,400	199,656
Deutsche Bank AG	10,577	1,173,425
Deutsche Lufthansa AG	4,920	115,152
# Deutsche Telekom AG Sponsored ADR	58,500	1,105,065
E.ON AG	3,101	583,840
E.ON AG Sponsored ADR	27,800	1,748,550
Hannover Rueckversicherung AG	596	28,452
Hypo Real Estate Holding AG	1,025	29,516
* Infineon Technologies AG	10,406	84,157
Lanxess AG	584	22,265
Linde AG	1,713	227,705
Munchener Rueckversicherungs-Gesellschaft AG	3,975	699,395
ThyssenKrupp AG	3,296	189,543
* TUI AG	1,960	47,186
Volkswagen AG	5,047	1,149,169

TOTAL — GERMANY		11,569,479

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
Agricultural Bank of Greece S.A.	9,899	51,178
EFG Eurobank Ergasias S.A.	3,525	101,543
Hellenic Petroleum S.A.	6,311	88,366
Hellenic Telecommunication Organization Co. S.A.	2,209	61,362
National Bank of Greece S.A. ADR	7,700	84,161

TOTAL — GREECE		386,610

HONG KONG — (2.7%)
COMMON STOCKS — (2.7%)
Cathay Pacific Airways, Ltd.	20,000	41,213
Cheung Kong Holdings, Ltd.	33,000	493,348
Cheung Kong Infrastructure Holdings, Ltd.	6,000	23,732
Great Eagle Holdings, Ltd.	8,111	24,482
Hang Lung Group, Ltd.	20,000	91,351
Henderson Land Development Co., Ltd.	13,000	100,929
Hong Kong and Shanghai Hotels, Ltd.	18,887	30,419
Hopewell Holdings, Ltd.	14,000	64,163
Hutchison Whampoa, Ltd.	46,000	430,228
Hysan Development Co., Ltd.	20,056	55,158
MTR Corp., Ltd.	44,610	165,618
New World Development Co., Ltd.	137,667	370,048
Sino Land Co., Ltd.	43,747	109,421
Sun Hung Kai Properties, Ltd.	27,000	472,207
Wharf Holdings, Ltd.	59,014	298,871
Wheelock and Co., Ltd.	55,000	161,030

TOTAL — HONG KONG		2,932,218

4

IRELAND — (0.5%)
COMMON STOCKS — (0.5%)
Allied Irish Banks P.L.C.	6,430	$130,611
Allied Irish Banks P.L.C. Sponsored ADR	1,100	44,924
Bank of Ireland P.L.C.	7,396	103,993
Bank of Ireland P.L.C. Sponsored ADR	600	34,200
CRH P.L.C.	6,627	245,426

TOTAL — IRELAND		559,154

ITALY — (2.7%)
COMMON STOCKS — (2.7%)
# Banca Monte Dei Paschi di Siena SpA	41,869	190,116
Banca Popolare di Milano Scarl	7,333	87,334
* Banco Popolare Scarl	3,698	69,925
Benetton Group SpA	2,904	38,450
Buzzi Unicem SpA	1,452	35,623
C.I.R. SpA - Compagnie Industriali Riunite	15,000	46,215
Fiat SpA	7,800	164,862
Finmeccanica SpA	1,761	54,157
Fondiaria - Sai SpA	2,059	91,378
Intesa Sanpaolo SpA	64,553	433,567
Italcementi SpA	1,768	35,964
Milano Assicurazioni SpA	6,000	39,317
* Pirelli & Co. SpA	53,332	52,638
Telecom Italia SpA Sponsored ADR	24,800	618,016
UniCredito Italiano SpA	105,932	779,320
Unione di Banche Italiane ScpA	6,822	160,391
Unipol Gruppo Finanziario SpA	28,275	79,652

TOTAL — ITALY		2,976,925

JAPAN — (11.1%)
COMMON STOCKS — (11.1%)
# Aichi Steel Corp.	4,000	20,002
Aioi Insurance Co., Ltd.	8,500	43,676
Aisin Seiki Co., Ltd.	6,900	274,843
Ajinomoto Co., Inc.	3,000	36,060
Alps Electric Co., Ltd.	4,200	49,078
Amada Co., Ltd.	8,000	60,139
Aoyama Trading Co., Ltd.	1,100	23,076
Asahi Breweries, Ltd.	2,600	48,599
Canon Marketing Japan, Inc.	2,000	35,516
# Chudenko Corp.	1,030	15,373
Chuo Mitsui Trust Holdings, Inc.	12,000	82,721
# Citizen Holdings Co., Ltd.	3,000	25,192
Coca-Cola West Japan Co., Ltd.	1,000	21,726
Cosmo Oil Co., Ltd.	10,000	33,045
Dai Nippon Printing Co., Ltd.	13,000	205,016
Daicel Chemical Industries, Ltd.	4,000	22,532
Daihatsu Motor Co., Ltd.	6,000	63,638
Daiwa House Industry Co., Ltd.	5,000	51,055

5

#	Ebara Corp.	14,000	$39,889
* #	Elpida Memory, Inc.	1,500	49,774
#	Ezaki Glico Co., Ltd.	2,200	23,640
	Fuji Electric Holdings Co., Ltd.	12,000	45,829
	Fuji Heavy Industries, Ltd.	6,000	26,175
	FUJIFILM Holdings Corp.	9,400	352,481
	Fukuoka Financial Group, Inc.	11,000	56,385
#	Fukuyama Transporting Co., Ltd.	4,000	14,641
	Gunze, Ltd.	4,000	18,538
	Hankyu Hanshin Holdings, Inc.	16,000	70,919
	Heiwa Corp.	1,800	18,097
	Hitachi Cable, Ltd.	5,000	22,354
	Hitachi Maxell, Ltd.	2,300	25,187
	Hitachi Software Engineering Co., Ltd.	1,100	26,013
	Hitachi Transport System, Ltd.	2,000	24,474
	Hitachi, Ltd.	68,000	492,716
	House Foods Corp.	2,000	30,433
	JS Group Corp.	4,848	82,449
	Juroku Bank, Ltd.	5,000	25,941
	Kamigumi Co., Ltd.	4,000	30,179
#	Kandenko Co., Ltd.	3,000	16,083
	Kinden Corp.	2,000	18,642
	Kirin Holdings Co., Ltd.	17,000	285,294
	Kiyo Holdings, Inc.	5,000	7,651
	Kokuyo Co., Ltd.	2,000	16,354
	Komori Corp.	1,000	20,869
	Kuraray Co., Ltd.	8,000	95,430
	Kyocera Corp.	4,100	335,405
#	Mabuchi Motor Co., Ltd.	400	20,078
	Marubeni Corp.	18,000	136,280
	MARUI GROUP CO., Ltd.	6,000	61,456
#	Maruichi Steel Tube, Ltd.	2,000	59,377
	Matsushita Electric Industrial Co., Ltd.	42,818	901,807
	Matsushita Electric Works, Ltd.	7,000	69,485
	Meiji Dairies Corp.	10,000	57,320
#	Meiji Seika Kaisha, Ltd.	6,000	28,184
	Millea Holdings, Inc.	13,200	488,075
	Millea Holdings, Inc. ADR	2,700	101,667
	Mitsubishi Heavy Industries, Ltd.	75,000	350,726
	Mitsubishi Logistics Corp.	4,000	47,136
	Mitsubishi UFJ Financial Group, Inc. ADR	60,500	533,005
	Mitsui Chemicals, Inc.	14,000	99,269
	Mitsui Sumitoma Insurance Co., Ltd.	27,500	288,967
	Nagase & Co., Ltd.	2,000	20,382
	NEC Corp.	29,000	124,896
	NEC Corp. Sponsored ADR	6,000	26,454
	Nippon Express Co., Ltd.	16,000	85,352
#	Nippon Kayaku Co., Ltd.	4,000	23,861
	Nippon Light Metal Co., Ltd.	8,000	12,349
	Nippon Meat Packers, Inc.	5,000	61,509
	Nippon Mining Holdings, Inc.	7,000	41,460
	Nippon Mitsubishi Oil Corp.	36,100	246,262
	Nippon Paper Group, Inc.	20	47,381
	Nippon Sheet Glass Co., Ltd.	7,000	32,729
	Nipponkoa Insurance Co., Ltd.	11,000	89,064

6

	Nishi-Nippon Bank, Ltd.	18,000	$46,905
	Nissan Motor Co., Ltd.	44,700	401,986
	Nisshin Seifun Group, Inc.	3,300	32,827
	Nisshin Steel Co., Ltd.	23,000	82,459
	Nisshinbo Industries, Inc.	3,000	31,444
	Obayashi Corp.	9,000	43,051
	Oji Paper Co., Ltd.	4,000	16,814
#	Okumura Corp.	4,000	17,104
	Ono Pharmaceutical Co., Ltd.	600	30,292
#	Onward Holdings Co., Ltd.	2,000	19,481
	Oriental Land Co., Ltd.	500	29,129
	PanaHome Corp.	4,000	25,656
	Pioneer Electronic Corp.	2,900	30,470
	Q.P. Corp.	2,300	22,871
	Resona Holdings, Inc.	70	113,226
	RICOH Co., Ltd.	8,000	128,481
#	Rinnai Corp.	900	27,833
	Rohm Co., Ltd.	700	51,055
	Sanwa Holdings Corp.	3,000	14,563
	Sapporo Hokuyo Holdings, Inc.	6	46,840
#	Sega Sammy Holdings, Inc.	3,800	41,926
	Seiko Epson Corp.	2,300	58,704
	Seino Holdings Co., Ltd.	2,000	13,256
	Sekisui Chemical Co., Ltd.	11,000	77,155
	Sekisui House, Ltd.	13,000	134,504
	Shiga Bank, Ltd.	4,000	25,608
#	Shimachu Co., Ltd.	1,200	31,022
	Shimizu Corp.	12,000	57,411
	Shinko Securities Co., Ltd.	11,000	37,752
	Shinsei Bank, Ltd.	4,000	16,193
	Shizuoka Bank, Ltd.	9,000	95,027
	Sojitz Corp.	13,170	49,368
	Sompo Japan Insurance, Inc.	12,000	111,289
	Sony Corp.	6,800	321,254
	Sumitomo Corp.	11,800	169,698
	Sumitomo Electric Industries, Ltd.	17,000	251,566
	Sumitomo Forestry Co., Ltd.	3,000	23,513
	Sumitomo Mitsui Financial Group, Inc.	1	5,778
	Sumitomo Trust & Banking Co., Ltd.	23,000	154,935
	Taiheiyo Cement Corp.	11,600	27,041
	Taisei Corp.	18,000	47,458
	Taisho Pharmaceutical Co., Ltd.	3,000	61,135
	Taiyo Yuden Co., Ltd.	1,000	10,890
	TDK Corp.	900	63,974
	Teijin, Ltd.	12,000	46,495
	The 77 Bank, Ltd.	9,000	53,046
	The Aichi Bank, Ltd.	200	15,760
	The Bank of Iwate, Ltd.	300	18,462
	The Bank of Kyoto, Ltd.	5,000	57,712
	The Bank of Nagoya, Ltd.	3,000	17,211
	The Chiba Bank, Ltd.	10,000	63,600
	The Chugoku Bank, Ltd.	5,400	73,088
	The Daishi Bank, Ltd.	5,000	18,953
	The Gunma Bank, Ltd.	12,000	81,611
	The Hachijuni Bank, Ltd.	9,000	59,148

7

	The Higo Bank, Ltd.	3,000	$17,471
	The Hiroshima Bank, Ltd.	11,000	54,169
	The Hokkoku Bank, Ltd.	5,000	22,301
	The Hyakugo Bank, Ltd.	4,000	22,710
	The Hyakujishi Bank, Ltd.	3,000	14,716
	The Iyo Bank, Ltd.	7,000	68,445
	The Joyo Bank, Ltd.	20,000	100,241
	The Kagoshima Bank, Ltd.	5,000	34,702
	The Nanto Bank, Ltd.	3,000	13,314
	The Ogaki Kyoritsu Bank, Ltd.	4,000	22,026
	The San-in Godo Bank, Ltd.	3,000	24,298
#	Toda Corp.	4,000	17,396
	Tokyo Steel Manufacturing Co., Ltd.	1,500	17,932
#	Tokyo Style Co., Ltd.	1,000	9,485
	Toppan Printing Co., Ltd.	16,000	174,775
#	TOTO, Ltd.	3,000	25,264
	Toyo Seikan Kaisha, Ltd.	5,100	89,440
	Toyota Auto Body Co., Ltd.	2,000	35,323
	TV Asahi Corp.	9	13,014
	UNY Co., Ltd.	2,000	15,928
#	Wacoal Corp.	2,000	30,172
	Yamaguchi Financial Group, Inc.	2,000	22,113
	Yamaha Corp.	2,000	39,283
	Yamanashi Chuo Bank, Ltd.	3,000	17,256
#	Yamazaki Baking Co., Ltd.	5,000	48,648
	Yodogawa Steel Works, Ltd.	4,000	20,373
	Yokohama Rubber Co., Ltd.	8,000	41,163

TOTAL — JAPAN			12,053,648

NETHERLANDS — (4.9%)
COMMON STOCKS — (4.9%)
	Aegon NV	41,089	613,638
	ArcelorMittal	16,250	1,248,292
#	Hagemeyer NV	10,343	75,376
	Hunter Douglas NV	723	41,981
	ING Groep NV	37,531	1,247,212
	ING Groep NV Sponsored ADR	4,200	139,902
*	Koninklijke Ahold NV	21,065	276,822
	Koninklijke DSM NV	3,526	155,166
	Koninklijke Philips Electronics NV	34,269	1,336,986
	Sns Reaal	4,485	94,494
	Vedior NV	2,800	70,132

TOTAL — NETHERLANDS			5,300,001

NEW ZEALAND — (0.2%)
COMMON STOCKS — (0.2%)
	Air New Zealand, Ltd.	21,765	28,888
	Contact Energy, Ltd.	24,901	156,077

TOTAL — NEW ZEALAND			184,965

8

	NORWAY — (0.7%)
	COMMON STOCKS — (0.7%)
	DNB Nor ASA Series A	13,800	$201,861
	Norsk Hydro ASA	21,300	300,908
	Orkla ASA	14,450	179,628
	Storebrand ASA	10,400	80,453

	TOTAL — NORWAY		762,850

	PORTUGAL — (0.2%)
	COMMON STOCKS — (0.2%)
#	Banco Comercial Portugues SA	23,860	68,736
	Banco Espirito Santo SA	8,000	144,205

	TOTAL — PORTUGAL		212,941

	SINGAPORE — (1.5%)
	COMMON STOCKS — (1.5%)
* #	Chartered Semiconductor Manufacturing, Ltd.	25,000	12,892
	DBS Group Holdings, Ltd.	28,000	340,891
	Fraser & Neave, Ltd.	40,500	139,464
	Jardine Cycle & Carriage, Ltd.	3,076	46,359
	Overseas Chinese Banking Corp., Ltd.	60,000	323,672
	Singapore Airlines, Ltd.	17,800	193,075
	Singapore Land, Ltd.	9,000	44,870
	United Industrial Corp., Ltd.	43,000	91,147
	United Overseas Bank, Ltd.	29,000	367,702
	UOL Group, Ltd.	12,400	33,898

	TOTAL — SINGAPORE		1,593,970

	SPAIN — (5.3%)
	COMMON STOCKS — (5.3%)
	Acciona SA	679	172,491
	Acerinox SA	10,000	250,915
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	17,100	350,721
#	Banco de Sabadell SA	30,076	277,041
	Banco Espanol de Credito SA	2,157	36,913
#	Banco Pastor SA	4,800	71,961
#	Banco Popular Espanol SA	10,136	158,737
	Banco Santander Central Hispano SA	108,190	1,933,294
	Banco Santander SA Sponsored ADR	57,900	1,029,462
	Cementos Portland Valderrivas SA	334	31,844
	Ebro Puleva SA	1,846	34,719
	Gas Natural SDG SA	2,593	157,118
	Grupo Ferrovial SA	1,939	126,892
	Iberia Lineas Aereas de Espana SA	10,900	39,140
	Mapfre SA	10,750	48,471
	Repsol YPF SA	21,824	752,851
	Repsol YPF SA Sponsored ADR	5,200	179,452
	Sociedad General de Aguas de Barcelona SA Class A	1,802	77,130
	Sol Melia SA	100	1,501

	TOTAL — SPAIN		5,730,653

9

SWEDEN — (2.3%)
COMMON STOCKS — (2.3%)
Electrolux AB Series B	3,100	$49,740
Fabege AB	2,000	21,884
# Holmen AB Series B	2,300	79,047
Nordea Bank AB	56,330	847,003
Skandinaviska Enskilda Banken AB Series A	4,700	117,098
SKF AB Series B	1,600	29,427
SSAB Svenskt Stal AB Series B	900	22,861
Svenska Cellulosa AB Series B	8,700	142,808
Svenska Handelsbanken AB Series A	7,700	214,513
* Swedbank AB Series A	3,300	89,192
Tele2 AB Series B	6,400	112,491
TeliaSonera AB	53,500	426,220
Trelleborg AB Series B	1,400	25,060
Volvo AB Series A	6,000	88,669
Volvo AB Series B	15,700	233,084

TOTAL — SWEDEN		2,499,097

SWITZERLAND — (5.6%)
COMMON STOCKS — (5.6%)
Baloise-Holding AG	3,031	273,362
Banque Cantonale Vaudoise	110	56,820
Ciba Specialty Chemicals AG	2,500	100,001
Credit Suisse Group	22,276	1,095,223
Credit Suisse Group Sponsored ADR	7,600	371,792
Ems-Chemie Holding AG	350	51,518
Givaudan SA	252	252,668
Holcim, Ltd.	5,200	530,266
PSP Swiss Property AG	1,200	73,528
Sulzer AG	170	195,150
# Swatch Group AG	485	142,360
Swiss Life Holding	1,200	300,796
# Swiss Re	6,737	539,994
Syngenta AG	2,300	661,271
UBS AG	14,146	461,564
Valiant Holding AG	600	107,416
Zurich Financial SVCS AG	2,893	904,384

TOTAL — SWITZERLAND		6,118,113

UNITED KINGDOM — (22.3%)
COMMON STOCKS — (22.3%)
Alliance & Leicester P.L.C.	5,000	55,453
Amlin P.L.C.	10,618	58,039
Anglo American P.L.C.	27,278	1,731,421
Associated British Foods P.L.C.	16,991	284,702
Aviva P.L.C.	75,472	909,694
Barclays P.L.C.	293	2,746
Barclays P.L.C. Sponsored ADR	29,900	1,123,343
Barratt Developments P.L.C.	10,258	82,992
Biffa P.L.C.	2,995	20,556
Bradford & Bingley P.L.C.	10,373	45,675
* British Airways P.L.C.	30,103	152,594
Cable and Wireless P.L.C.	27,991	97,797
Carnival P.L.C.	3,722	147,025

10

	Compass Group P.L.C.	4,682	$30,179
*	easyJet P.L.C.	6,000	48,377
	Enterprise Inns P.L.C.	11,654	95,680
	Friends Provident P.L.C.	39,000	102,708
	GKN P.L.C.	17,346	90,386
	Greene King P.L.C.	3,858	49,633
	HBOS P.L.C.	110,116	1,308,505
	HSBC Holdings P.L.C.	26,506	400,700
	HSBC Holdings P.L.C. Sponsored ADR	43,133	3,245,758
	International Power P.L.C.	50,042	375,956
	ITV P.L.C.	83,280	110,077
	Johnson Matthey P.L.C.	1,603	61,627
	Kingfisher P.L.C.	50,113	129,361
	Ladbrokes P.L.C.	14,936	89,689
	Legal and General Group P.L.C.	152,444	375,059
	Meggitt P.L.C.	16,549	91,248
	Millennium and Copthorne Hotels P.L.C.	3,680	29,351
	Mondi P.L.C.	9,719	74,971
	Old Mutual P.L.C.	121,977	301,291
	Pearson P.L.C.	19,974	262,667
	Persimmon P.L.C.	6,429	93,408
	Punch Taverns P.L.C.	3,644	46,384
	Resolution P.L.C.	15,991	218,955
	Rexam P.L.C.	8,024	69,853
	Royal & Sun Alliance Insurance Group P.L.C.	71,020	185,145
	Royal Bank of Scotland Group P.L.C.	274,459	2,075,048
	Royal Dutch Shell P.L.C. ADR	30,365	2,126,765
	Sainsbury (J.) P.L.C.	48,518	340,157
	Schroders P.L.C.	5,000	94,404
	Schroders P.L.C. Non-Voting	931	15,605
	Scottish & Newcastle P.L.C.	18,741	293,139
	Signet Group P.L.C.	25,363	30,577
	Taylor Wimpey P.L.C.	23,874	80,786
	The Berkeley Group Holdings P.L.C.	3,170	65,216
	Tomkins P.L.C. Sponsored ADR	1,700	22,933
	Travis Perkins P.L.C.	872	18,641
	Unilever P.L.C. Sponsored ADR	22,327	702,854
	Vodafone Group P.L.C.	915,920	2,948,764
	Vodafone Group P.L.C. Sponsored ADR	63,725	2,053,857
	Whitbread P.L.C.	5,858	146,580
	William Morrison Supermarkets P.L.C.	52,697	308,911
	WPP Group P.L.C.	21,749	256,720

TOTAL — UNITED KINGDOM			24,179,962

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $490,000 FHLMC 6.275% (r), 09/01/36, valued at $404,261) to be repurchased at $397,097	$397	397,000

11

SECURITIES LENDING COLLATERAL — (6.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $23,291,296 FHLMC, rates ranging from 5.000% to 6.500%, maturities ranging from 07/01/36 to 09/01/37 & FNMA 4.574%(r), 07/01/33 & 6.967%(r), 07/01/33, valued at $7,433,361) to be repurchased at $7,289,540	$7,288	$7,287,609

TOTAL INVESTMENTS - (100.0%)
(Cost $89,333,191) ##		$108,571,422

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$25,437,196
Level 2 – Other Significant Observable Inputs	83,134,226
Level 3 – Significant Unobservable Inputs	—
Total	$108,571,422

12

VA INTERNATIONAL SMALL PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (6.7%)
COMMON STOCKS — (6.7%)
#	ABB Grain, Ltd.	12,507	$99,345
	Adelaide Brighton, Ltd.	18,856	61,535
# *	AED Oil, Ltd.	4,139	7,326
#	Alesco Corp., Ltd.	5,991	57,931
# *	Allegiance Mining NL	25,192	25,341
# *	Alliance Resources, Ltd.	19,046	16,772
	Amalgamated Holdings, Ltd.	4,611	23,776
*	Andean Resources, Ltd.	1,508	2,811
	Ansell, Ltd.	4,988	58,830
#	APA Group	18,900	55,787
*	Aquila Resources, Ltd.	10,990	91,345
*	ARC Energy, Ltd.	16,640	15,698
# *	Arrow Energy NL	25,613	57,463
	Ausdrill, Ltd.	13,678	26,419
*	Austar United Communications, Ltd.	47,280	62,787
	Austereo Group, Ltd.	21,665	38,869
#	Australian Agricultural Co., Ltd.	17,898	51,352
	Australian Infrastructure Fund	24,150	58,812
# *	Australian Pharmaceutical Industries, Ltd.	11,702	19,500
# *	Australian Vintage, Ltd.	10,169	13,662
	Australian Wealth Management, Ltd.	37,606	59,810
*	Australian Worldwide Exploration, Ltd.	23,174	75,628
	AVJennings, Ltd.	21,460	14,945
	Babcock & Brown Communities, Ltd.	55,963	31,614
# *	Babcock & Brown Environmental Investments, Ltd.	5,283	2,399
#	Bank of Queensland, Ltd.	10,546	135,957
	Beach Petroleum, Ltd.	41,374	54,862
	Becton Property Group	6,600	17,652
# *	Bendigo Mining, Ltd.	12,000	3,619
#	Boom Logistics, Ltd.	8,744	6,711
	Bradken, Ltd.	7,758	46,385
	Brickworks, Ltd.	4,237	38,735
#	Cabcharge Australia, Ltd.	9,538	84,301
	Campbell Brothers, Ltd.	3,729	96,307
# *	CBH Resources, Ltd.	39,097	14,128
# *	Centamin Egypt, Ltd.	19,426	29,925
#	Centennial Coal Co., Ltd.	17,389	71,104
*	Ceramic Fuel Cells, Ltd.	23,600	12,919
	Charter Hall Group	17,492	23,692
*	Chemeq, Ltd.	5,304	410
# *	Citigold Corp., Ltd.	58,895	23,119
#	City Pacific, Ltd.	8,674	19,513
*	Clough, Ltd.	17,664	11,481
#	Commander Communications, Ltd.	12,834	1,754

1

# *	Compass Resources NL	4,831	$7,066
	ConnectEast Group	62,704	78,094
#	Corporate Express Australia, Ltd.	5,746	28,616
#	Count Financial, Ltd.	11,804	22,691
	Crane Group, Ltd.	6,167	82,991
#	David Jones, Ltd.	39,934	148,901
*	Deep Yellow, Ltd.	47,823	14,480
#	Downer EDI, Ltd.	17,857	101,986
	DUET Group	21,186	60,457
	Dyno Nobel, Ltd.	17,144	36,463
#	Energy Developments, Ltd.	5,790	15,719
*	Energy World Corp., Ltd.	50,545	61,417
	Envestra, Ltd.	41,741	30,351
	Equigold NL	16,048	68,036
#	Felix Resources, Ltd.	6,236	64,078
#	FKP Property Group	14,528	48,647
#	Fleetwood Corp., Ltd.	5,042	39,878
	Flight Centre, Ltd.	3,898	97,390
#	Funtastic, Ltd.	14,805	5,463
	Futuris Corp., Ltd.	35,268	65,302
	Graincorp, Ltd. Series A	3,876	49,278
	GRD, Ltd.	12,374	17,545
#	Great Southern, Ltd.	15,085	23,589
#	GUD Holdings, Ltd.	3,179	30,564
#	Gunns, Ltd.	25,739	77,617
#	GWA International, Ltd.	13,074	37,279
#	Healthscope, Ltd.	13,187	62,933
#	Hills Industries, Ltd.	19,715	88,186
*	Horizon Oil, Ltd.	65,914	20,773
#	IBA Health Group, Ltd.	55,647	28,472
	iiNet, Ltd.	8,275	17,553
#	Iluka Resources, Ltd.	4,243	14,101
#	Independence Group NL	5,844	48,943
	Invocare, Ltd.	6,309	39,198
#	IOOF Holdings, Ltd.	3,603	17,126
#	Iress Market Technology, Ltd.	6,392	39,151
*	Jabiru Metals, Ltd.	19,707	15,515
#	JB Hi-Fi, Ltd.	7,902	77,061
	Jubilee Mines NL	1,627	34,258
	Just Group, Ltd.	12,100	38,996
#	Kagara, Ltd.	13,881	66,009
# *	Kings Minerals NL	37,407	17,757
# *	Kingsgate Consolidated, Ltd.	8,435	30,149
#	MacArthur Coal, Ltd.	8,111	89,155
	MacMahon Holdings, Ltd.	32,913	51,493
	Macquarie Media Group, Ltd.	6,615	23,259
	McMillan Shakespeare, Ltd	6,700	23,542
#	Monadelphous Group, Ltd.	6,085	69,471
#	Mortgage Choice, Ltd.	10,500	15,539
*	Mount Gibson Iron, Ltd.	28,794	90,813
	New Hope Corp., Ltd.	40,064	96,095
# *	Nexus Energy, Ltd.	10,855	17,078
# *	Novogen, Ltd.	884	875
	Nufarm, Ltd.	10,072	149,667
	Oakton, Ltd.	7,474	24,835

2

# *	Oceana Gold Corp.	6,035	$15,150
	Pacific Brands, Ltd.	22,747	46,682
*	Pan Australian Resources, Ltd.	102,340	98,735
	Paperlinx, Ltd.	6,435	12,535
	Peet, Ltd.	5,900	16,610
	Perilya, Ltd.	10,201	15,134
*	Petsec Energy, Ltd.	4,391	4,173
# *	Pharmaxis, Ltd.	12,478	29,875
	PMP, Ltd.	17,571	26,525
*	Portman, Ltd.	3,425	38,915
	Primary Health Care, Ltd.	5,984	35,635
	Prime Media Group, Ltd.	2,214	7,116
#	Ramsay Health Care, Ltd.	8,644	90,226
#	RCR Tomlinson, Ltd.	10,693	11,922
	Reece Australia, Ltd.	1,000	21,370
# *	Resolute Mining, Ltd.	14,432	32,383
*	Resource Pacific Holdings, Ltd.	18,056	53,306
#	Ridley Corp., Ltd.	29,630	31,335
*	Riversdale Mining, Ltd.	13,000	82,829
# *	Roc Oil Co., Ltd.	17,083	29,984
#	SAI Global, Ltd.	8,203	20,843
#	Salmat, Ltd.	11,739	36,986
#	Select Harvests, Ltd.	2,362	15,979
#	Service Stream, Ltd.	12,976	19,468
*	Silex System, Ltd.	7,191	42,832
# *	Sino Gold Mining, Ltd.	9,944	69,541
	SMS Management & Technology, Ltd.	6,207	29,151
#	SP Telemedia, Ltd.	25,871	7,274
	Specialty Fashion Group, Ltd.	19,600	28,870
#	Spotless Group, Ltd.	11,330	42,249
# *	St. Barbara, Ltd.	44,036	37,911
	Straits Resources, Ltd.	11,702	81,630
#	STW Communications Group, Ltd.	15,518	31,947
	Sunland Group, Ltd.	13,749	43,744
	Super Cheap Auto Group, Ltd.	6,900	21,647
*	Tap Oil, Ltd.	12,796	21,592
	Tassal Group, Ltd.	7,561	19,664
	Technology One, Ltd.	23,020	19,189
	Ten Network Holdings, Ltd.	7,995	18,454
	Thakral Holdings Group	87,685	75,715
#	Timbercorp, Ltd.	31,392	35,974
	Tower Australia Group, Ltd.	33,631	73,360
	Trust Co., Ltd.	639	5,739
	UXC, Ltd.	13,190	19,531
	Village Roadshow, Ltd.	11,681	30,279
	Virgin Blue Holdings, Ltd.	13,547	16,910
	Washington H. Soul Pattinson & Co., Ltd.	7,330	52,208
#	Watpac, Ltd.	4,578	10,984
	Wattyl, Ltd.	8,216	15,946
#	WHK Group, Ltd.	9,375	14,031
TOTAL COMMON STOCKS			6,004,320

RIGHTS/WARRANTS — (0.0%)
*	Oceana Gold Corp. Options 01/01/09	157	39

3

*	Primary Health Care, Ltd. Rights 03/13/08	9,574	$9,276
TOTAL RIGHTS/WARRANTS			9,315

TOTAL — AUSTRALIA			6,013,635

AUSTRIA — (0.9%)
COMMON STOCKS — (0.9%)
	Agrana Beteiligungs AG	319	34,920
	Andritz AG	1,712	95,825
# *	Austrian Airlines AG	1,367	10,673
# *	BWIN Interactive Entertainment AG	1,406	42,093
	BWT AG	472	21,873
*	Christ Water Techology AG	472	8,191
	Constantia Packaging AG	275	20,197
	Flughafen Wien AG	543	62,089
*	Intercell AG	1,202	45,743
	Lenzing AG	106	58,136
	Mayr-Melnhof Karton AG	840	85,481
	Oberbank AG	328	72,167
	Palfinger AG	904	30,462
*	RHI AG	833	33,800
	Schoeller-Bleckmann Oilfield Equipment AG	838	73,603
#	Uniqa Versicherungen AG	4,023	103,285

TOTAL — AUSTRIA			798,538

BELGIUM — (1.1%)
COMMON STOCKS — (1.1%)
	Ackermans & Van Haaren	1,200	123,136
	Agfa Gevaert NV	1,661	16,024
	Banque Nationale de Belgique	9	39,922
	Barco NV	500	36,287
	Bekaert SA	644	84,816
#	Compagnie d’Entreprises CFE	280	25,758
	Compagnie Immobiliere de Belgique SA	200	11,563
	Compagnie Maritime Belge SA	1,500	111,408
#	Deceuninck NV	1,300	27,413
	D’Ieteren NV SA	185	65,512
	Econocom Group SA	1,771	19,822
#	Elia System Operator SA NV	1,000	43,972
#	Euronav SA	1,500	58,076
	Exmar NV	1,500	38,056
*	ICOS Vision Systems NV	430	23,169
*	Ion Beam Application	675	14,465
#	Melexis NV	1,058	17,182
	Omega Pharma SA	1,200	56,955
# *	Option NV	1,584	12,910
#	Recticel SA	1,421	19,790
	Roularta Media Group NV	455	32,056
	Sipef NV	46	31,248
*	Spector Photo Group SA	188	303
*	Telenet Group Holding NV	1,247	26,484
	Tessenderlo Chemie NV	1,459	64,811
	Van De Velde NV	393	19,169
TOTAL COMMON STOCKS			1,020,307

4

RIGHTS/WARRANTS — (0.0%)
*	Cumerio NV SA- Strip	25	$—
*	Umicore Strip VVPR Rights	125	4
TOTAL RIGHTS/WARRANTS			4

TOTAL — BELGIUM			1,020,311

CANADA — (9.6%)
COMMON STOCKS — (9.6%)
*	Aastra Technologies, Ltd.	1,100	34,646
# *	Abitibibowater, Inc.	457	4,573
*	Absolute Software Corp.	2,400	30,602
# *	AEterna Zentaris, Inc.	4,000	5,243
# *	Ainsworth Lumber Co., Ltd.	900	3,603
	Akita Drilling, Ltd.	1,200	13,777
*	Allen-Vanguard Corp.	7,200	30,870
*	Altius Minerals Corp.	1,000	19,985
	Amerigo Resources, Ltd.	7,200	17,118
*	Anderson Energy, Ltd.	5,100	19,897
# *	Angiotech Pharmaceuticals, Inc.	7,800	22,823
*	Antrim Energy, Inc.	6,500	25,558
*	Anvil Mining, Ltd.	4,200	57,522
*	Aquiline Resources, Inc.	2,600	28,159
*	Arawak Energy Corp.	8,300	19,901
	Astral Media, Inc. Class A	2,100	80,159
*	Atrium Innovations, Inc.	831	15,392
*	ATS Automation Tooling System, Inc.	5,060	33,468
*	Aurelian Resources, Inc.	6,200	57,827
*	Aurizon Mines, Ltd.	5,200	23,933
# *	Aurora Energy Resources, Inc.	2,300	22,550
# *	AXIA NetMedia Corp.	4,000	11,948
# *	Ballard Power Systems, Inc.	3,700	16,766
# *	Bankers Petroleum, Ltd.	40,400	45,972
*	BioteQ Environmental Technologies, Inc.	5,300	20,893
# *	Birchcliff Energy, Ltd.	4,800	44,184
	BMTC Group, Inc.	700	14,089
*	Boralex, Inc. Class A	2,200	34,757
*	Bow Valley Energy, Ltd.	3,500	19,629
*	Breaker Energy, Ltd.	3,200	23,246
*	Breakwater Resources, Ltd.	18,500	26,690
#	Calfrac Well Services, Ltd.	1,100	18,765
*	Calvalley Petroleum, Inc.	3,100	15,717
	Canaccord Capital, Inc.	2,200	24,923
	Canada Bread Co., Ltd.	800	56,693
*	Canadian Hydro Developers, Inc.	8,100	46,415
*	Canadian Superior Energy, Inc.	10,100	33,042
	Canadian Western Bank	2,800	78,972
	Canam Group, Inc. Class A	2,100	22,403
*	Canfor Corp.	7,200	58,595
*	Cangene Corp.	2,500	15,215
*	CanWest Global Communications Corp.	2,400	13,679
*	Cardiome Pharma Corp.	2,500	18,872
	Cascades, Inc.	3,900	32,809

5

*	Catalyst Paper Corp.	13,500	$22,769
	CCL Industries, Inc. Class B	1,500	52,730
*	Celestica, Inc.	10,400	68,153
*	Celtic Exploration, Ltd.	1,500	23,378
*	Certicom Corp.	3,300	4,962
#	CHC Helicopter Corp. Class A	800	25,116
# *	Coalcorp Mining, Inc.	5,214	13,879
	Cogeco Cable, Inc.	1,400	51,989
*	COM DEV International, Ltd.	4,500	15,865
*	Compton Petroleum Corp.	4,500	53,813
*	Connacher Oil & Gas, Ltd.	6,000	21,336
*	Constellation Copper Corp.	9,500	820
	Corby Distilleries, Ltd.	900	21,626
*	Corridor Resources, Inc.	2,200	14,082
	Corus Entertainment, Inc. Class B	5,400	109,728
*	Cott Corp.	3,000	6,645
*	Crew Energy, Inc.	1,900	24,014
# *	Crystallex International Corp.	14,000	29,586
*	Cyries Energy, Inc.	1,900	17,354
*	Dalsa Corp.	500	6,629
# *	Denison Mines Corp.	8,984	82,332
	Dorel Industries, Inc. Class B	1,600	47,029
*	Draxis Health, Inc.	4,300	17,169
	DundeeWealth, Inc.	4,400	57,847
# *	Duvernay Oil Corp.	2,600	94,015
*	Eastern Platinum, Ltd.	33,900	122,271
*	Eldorado Gold Corp.	13,800	96,043
#	Emera, Inc.	1,000	20,798
	Empire Co., Ltd. Class A	200	7,709
	Ensign Energy Services, Inc.	8,100	150,767
*	Equinox Minerals, Ltd.	30,500	174,463
	Equitable Group, Inc.	400	9,745
*	Etruscan Resources, Inc.	6,200	14,740
*	Euro Goldfields, Ltd.	5,700	34,342
	Evertz Technologies, Ltd.	3,700	82,402
# *	First Calgary Petroleums, Ltd. Class A	9,000	29,261
*	Flint Energy Services, Ltd.	2,500	50,292
*	FNX Mining Co., Inc.	4,197	137,903
*	Forsys Metals Corp.	2,500	8,458
	Forzani Group, Ltd. Class A	2,300	37,576
*	Fronteer Development Group, Inc.	7,600	68,491
*	Frontera Copper Corp.	4,300	20,752
*	Galleon Energy, Inc. Class A	5,400	92,391
*	Garda World Security Corp. Class A	1,750	27,097
	Gennum Corp.	1,400	14,850
*	Glacier Ventures International Corp.	1,800	7,626
*	Gold Eagle Mines, Ltd.	4,600	36,314
*	Golden Star Resources, Ltd.	13,100	54,037
*	Great Basin Gold, Ltd.	11,200	37,096
*	Great Canadian Gaming Corp.	3,200	43,404
*	Greystar Resources, Ltd.	2,300	14,138
*	Hanfeng Evergreen, Inc.	2,400	29,432
#	Harry Winston Diamond Corp.	3,200	83,751
# *	Heritage Oil Corp.	700	33,782
*	Heroux-Devtek, Inc.	2,400	20,361

6

*	High River Gold Mines, Ltd.	9,400	$31,994
*	Highpine Oil & Gas, Ltd.	2,400	28,919
	Home Capital Group, Inc.	1,400	57,323
*	HudBay Minerals, Inc.	1,600	30,561
	IAMGOLD Corp.	18,764	151,752
*	Imperial Metals Corp.	2,500	27,203
*	Intermap Technologies, Ltd.	3,500	21,158
*	International Forest Products, Ltd. Series A	3,600	18,288
	International Royalty Corp.	5,100	32,230
*	Intertape Polymer Group, Inc.	2,400	6,315
# *	Iteration Energy, Ltd.	4,300	26,693
# *	Ivanhoe Energy, Inc.	10,100	16,726
*	Jinshan Gold Mines, Inc.	9,700	25,426
*	Kaboose, Inc.	3,100	7,055
*	Kereco Energy, Ltd.	3,300	15,658
	Kingsway Financial Services, Inc.	2,400	31,967
*	Kirkland Lake Gold, Inc.	3,200	34,690
# *	Labopharm, Inc.	2,500	6,045
# *	Laramide Resources, Ltd.	1,600	7,998
	Laurentian Bank of Canada	1,400	57,053
	Le Chateau, Inc.	1,200	15,545
	Leon’s Furniture, Ltd.	2,400	29,115
	Linamar Corp.	3,100	44,094
*	Lions Gate Entertainment Corp.	2,100	19,635
*	MacDonald Dettweiler & Associates, Ltd.	1,700	84,650
*	Magellan Aerospace Corp.	7,900	10,194
*	Mahalo Energy, Ltd.	5,000	14,224
*	Major Drilling Group International, Inc.	1,200	69,531
	Maple Leaf Foods, Inc.	5,400	70,884
*	Martinrea International, Inc.	2,500	22,225
*	MAXIM Power Corp.	1,300	6,076
*	MDC Partners, Inc. Class A	1,500	12,146
*	MDS, Inc.	6,100	102,199
*	MEGA Brands, Inc.	1,200	6,218
*	Mega Uranium, Ltd.	2,800	9,217
	Methanex Corp.	4,500	129,982
	Mosaid Technologies, Inc.	1,000	16,784
# *	Neurochem, Inc.	1,600	2,520
	Norbord, Inc.	4,900	28,676
# *	North American Palladium, Ltd.	1,900	16,100
	Northbridge Financial Corp.	1,500	54,163
*	Northgate Minerals Corp.	11,400	35,906
	Nova Chemicals Corp.	800	24,376
*	Nuvista Energy, Ltd.	1,900	31,774
# *	Open Text Corp.	2,900	93,696
*	Pacific Rubiales Energy Corp.	15,200	21,003
*	Pan Amer Silver Corp.	2,700	107,918
*	Paramount Resources, Ltd. Class A	2,300	40,193
	Pason Systems, Inc.	3,100	44,094
*	Patheon, Inc.	3,300	11,198
*	Petrolifera Petroleum, Ltd.	1,200	15,240
*	ProEx Energy, Ltd.	2,500	38,837
*	Q9 Networks, Inc.	900	10,872
*	QLT, Inc.	5,800	17,737
# *	Quadra Mining, Ltd.	4,500	92,400

7

# *	Quebecor World, Inc.	3,700	$940
	Quebecor, Inc. Class B	2,500	75,108
	Quest Capital Corp.	6,900	15,914
#	Reitmans Canada, Ltd.	4,500	75,164
# *	Resverlogix Corp.	1,300	18,491
	Richelieu Hardware, Ltd.	1,000	20,980
*	Rider Resources, Ltd.	1,200	7,096
	Ritchie Brothers Auctioneers, Inc.	1,400	101,190
*	RONA, Inc.	4,700	66,423
#	Rothmans, Inc.	3,700	96,499
#	Russel Metals, Inc.	4,900	126,949
	Samuel Manu-Tech, Inc.	1,800	18,306
*	Saskatchewan Wheat Pool, Inc.	12,100	158,096
	Savanna Energy Services Corp.	2,900	52,034
*	Saxon Energy Services, Inc.	2,700	14,868
*	SEMAFO, Inc.	12,700	19,226
	ShawCor, Ltd.	3,000	95,159
*	Shore Gold, Inc.	15,000	67,666
# *	Sierra Wireless, Inc.	1,200	17,398
*	Silver Standard Resources, Inc.	4,000	148,865
*	Silver Wheaton Corp.	300	5,185
	Silvercorp Metals, Inc.	8,700	87,508
*	Skye Resources, Inc.	1,200	9,754
*	Stantec, Inc.	2,400	78,931
	Stella-Jones, Inc.	700	26,243
*	Storm Exploration, Inc.	2,700	32,095
*	SunOpta, Inc.	3,300	20,083
*	Suramina Resources, Inc.	1,700	2,038
*	SXC Health Solutions Corp.	1,200	16,752
*	Synenco Energy, Inc.	1,800	12,893
*	Tanzanian Royalty Exploration Corp.	3,400	20,485
*	Taseko Mines, Ltd.	7,000	37,125
*	Tesco Corp.	1,600	39,437
*	The Descartes Systems Group, Ltd.	5,100	18,447
*	Theratechnologies, Inc.	1,400	11,649
*	Thompson Creek Metals Company, Inc.	5,300	107,912
# *	Timminco, Ltd.	6,400	138,957
# *	TLC Vision Corp.	3,300	7,778
#	Toromont Industries, Ltd.	3,100	93,228
#	Torstar Corp. Class B	3,700	63,531
	Transat A.T., Inc. Class B	1,200	33,662
	Transcontinental, Inc. Class A	3,600	59,217
*	Transglobe Energy Corp.	4,200	23,043
	Trican Well Service, Ltd.	5,300	92,349
*	TriStar Oil and Gas, Ltd.	4,043	61,574
*	Tundra Semiconductor Corp.	1,800	7,955
	TVA Group, Inc. Class B	1,200	18,568
*	UEX Corp.	6,400	35,178
	Uni-Select, Inc.	800	20,483
# *	Uranium Participation Corp.	2,700	31,684
*	UTS Energy Corp.	26,900	160,703
*	Vitran Corp., Inc.	1,100	13,635
*	West Energy, Ltd.	6,000	20,726
	West Fraser Timber Co., Ltd.	1,700	54,839
	Western Financial Group, Inc.	3,800	16,524

8

*	Western Forest Products, Inc.	9,100	$15,163
*	Westjet Airlines, Ltd.	5,000	101,194
*	Wi-LAN, Inc.	4,600	11,637
	Winpak, Ltd.	2,400	15,972
*	Xantrex Technology, Inc.	2,600	20,842
*	Xtreme Coil Drilling Corp.	1,900	14,381
# *	Zarlink Semiconductor, Inc.	9,600	8,388

TOTAL — CANADA			8,553,634

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
*	Aktieselskabet Ringkjoebing Bank A.S.	120	11,808
#	Aktieselskabet Roskilde Bank A.S.	385	20,360
*	Alm. Brand A.S.	778	43,679
	Amagerbanken A.S.	310	12,018
#	Auriga Industries A.S. Series B	400	8,905
#	Bang & Olufsen Holding A.S. Series B	990	66,780
# *	Bavarian Nordic A.S.	200	11,374
#	Biomar Holding A.S.	700	25,793
*	Capinordic A.S.	5,000	15,658
	Dalhoff, Larson & Horneman A.S. Series B	1,100	17,309
	DFDS A.S.	384	54,984
	East Asiatic Co., Ltd. A.S.	1,200	93,651
#	Fionia Bank A.S.	75	19,965
#	Forstaedernes Bank A.S.	400	10,229
# *	NeuroSearch A.S.	855	53,165
	Nordjyske Bank A.S.	422	12,704
# *	Parken Sport & Entertainment A.S.	100	24,021
	Per Aarsleff A.S. Series B	150	23,153
#	Ringkjoebing Landbobank Aktieselskab	130	17,925
	Royal Unibrew A.S.	250	28,467
	Sanistal A.S. Series B	150	15,419
	Schouw & Co.	500	41,626
	SimCorp A.S.	200	41,127
	Sjaelso Gruppen A.S.	1,000	24,997
	Spar Nord Bank A.S.	1,650	35,136
	Sparbank	225	13,200
*	TK Development A.S.	1,700	22,216
	Vestjysk Bank A.S.	425	17,366

TOTAL — DENMARK			783,035

FINLAND — (2.0%)
COMMON STOCKS — (2.0%)
#	Alma Media	3,068	46,486
#	Amer Sports Oyj Series A	5,277	110,222
	Aspo Oyj	2,350	23,324
# *	Cargotec Oyj Series B	300	14,816
	Cramo Oyj	1,300	30,332
	Elcoteq SE	500	3,006
	Elektrobit Corp.	7,600	18,745
#	Finnair Oyj	3,800	46,585
	Finnlines Oyj	1,800	37,081
	Fiskars Oyj Abp Series A	800	15,714

9

	F-Secure Oyj	5,200	$19,634
	Glaston Oyj Abp	4,200	20,177
	HKScan Oyj Series A	1,550	19,564
	Huhtamaki Oyj	4,350	45,452
	KCI Konecranes Oyj	3,871	140,547
	Kemira Oyj	4,600	68,537
	Lassila & Tikanoja Oyj	2,281	64,220
	Lemminkainen Oyj	500	27,034
	Nokian Renkaat Oyj	3,720	152,940
	OKO Bank P.L.C. Class A	7,700	134,444
	Olvi Oyj Series A	639	23,226
	Orion Oyj Series A	1,626	35,191
	Orion Oyj Series B	4,459	95,263
	PKC Group Oyj	1,500	16,242
	Ponsse Oyj	1,180	25,918
	Poyry Oyj	3,314	81,369
#	Raisio P.L.C.	4,000	8,896
	Ramirent Oyj	2,800	48,477
	Rapala VMC Oyj	1,900	15,082
	Stockmann Oyj Abp Series A	1,299	61,028
	Stockmann Oyj Abp Series B	1,242	56,538
*	Stonesoft Oyj	2,191	862
	Tecnomen Oyj	5,600	9,297
	TietoEnator Oyj	2,180	40,921
#	Uponor Oyj Series A	3,000	78,357
	Vacon Oyj	695	27,945
	Vaisala Oyj Series A	700	30,381
	YIT Oyj	3,074	76,367

TOTAL — FINLAND			1,770,220

FRANCE — (4.2%)
COMMON STOCKS — (4.2%)
	Ales Groupe SA	1,070	29,889
*	Alten	2,004	62,858
# *	Altran Technologies SA	3,544	26,127
	April Group SA	1,417	89,517
	Assystem	808	11,316
*	Atos Origin SA	1,742	93,871
	Beneteau SA	2,000	50,011
	bioMerieux	302	34,509
	Boiron SA	1,200	28,690
	Bonduelle SCA	536	64,307
	Bongrain SA	669	73,736
#	Bourbon SA	2,784	159,334
*	Bull SA	1,837	8,023
	Canal Plus SA	2,031	21,189
	Carbone Lorraine SA	986	41,009
	CBo Territoria	887	4,655
	Cegid Group	250	9,665
#	Clarins SA	777	54,537
# *	Club Mediterranee SA	600	28,172
*	CS Communication & Systemes	321	10,397
	Damartex SA	300	8,368
	Delachaux SA	516	41,396

10

*	Derichebourg	4,536	$34,255
*	Dollfus Mieg & Cie SA	600	1,006
	Electricite de Strasbourg	300	56,861
	Esso Ste Anonyme Francaise	197	45,671
#	Establissements Maurel et Prom	6,429	123,579
	Etam Developpement SA	525	18,483
*	Faurecia SA	568	29,020
#	Fimalac SA	506	29,067
	Gaumont SA	411	36,668
	Geodis SA	171	22,112
	GFI Informatique SA	1,729	11,460
	GL Events	619	30,844
	Groupe Crit	450	12,476
	Groupe Steria SCA	502	14,972
	Guerbet SA	122	19,732
	Guyenne et Gascogne SA	300	43,884
#	Haulotte Group SA	1,014	21,372
	Havas SA	26,436	122,890
	IMS International Metal Service SA	775	28,522
# *	Infogrames Entertainment SA	4,330	986
	Ingenico SA	1,262	33,395
	Ipsos SA	1,795	50,835
	Laurent-Perrier	195	29,421
	Lisi SA	500	45,940
	Manitou BF SA	1,600	53,300
	Manutan International SA	598	45,436
	Nexans SA	1,331	145,318
	Nexity	600	25,004
	Norbert Dentressangle	600	50,364
#	NRJ Group	2,200	21,809
	Oberthur Card Systems SA	1,300	9,806
	Orco Property Group	460	46,888
*	Orpea	686	42,578
	Pierre & Vacances	387	40,335
	Plastic Omnium SA	372	16,637
	Rallye SA	975	57,465
*	Recylex SA	1,500	33,662
	Remy Cointreau SA	1,501	94,304
*	Rodriguez Group SA	600	13,684
	Rubis SA	427	36,417
	Saft Groupe SA	600	24,553
	SAMSE SA	132	14,272
*	SCOR SE (4797364)	8	25
	SCOR SE (B1LB9P6)	3,434	77,741
	SEB SA	587	101,775
	Sechilienne SA	1,275	88,184
	Societe BIC SA	2,253	142,454
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	21	18,796
#	Societe Industrielle D’Aviations Latecoere SA	468	10,766
# *	Soitec SA	1,018	6,306
	Somfy SA	300	67,898
	Sopra Group SA	500	34,646
	Sperian Protection	164	15,764
#	Stallergenes SA	534	34,858
	STEF-TFE	287	18,914

11

	Sucriere de Pithiviers Le Vieil	23	$18,652
	Teleperformance SA	2,889	91,207
# *	Theolia SA	1,341	36,370
	Toupargel Groupe	390	12,723
	Trigano SA	337	13,246
*	UbiSoft Entertainment SA	1,710	143,721
	Valeo SA	1,459	55,184
	Viel et Compagnie	3,926	22,863
	Vilmorin et Cie SA	268	45,176
	Virbac SA	328	30,513
	VM Materiaux SA	186	17,888
	Zodiac SA	1,671	86,950
TOTAL COMMON STOCKS			3,779,479

RIGHTS/WARRANTS — (0.0%)
*	Groupe Steria SCA Rights 11/28/07	496	75
*	Infogrames Entertainment SA Warrants 12/31/09	1,082	131
TOTAL RIGHTS/WARRANTS			206

TOTAL — FRANCE			3,779,685

GERMANY — (4.5%)
COMMON STOCKS — (4.5%)
	Aareal Bank AG	1,300	44,214
*	Adlink Internet Media AG	1,033	24,441
# *	ADVA AG Optical Networking	1,887	5,615
*	Aixtron AG	5,535	73,270
	Altana AG	4,044	94,201
#	AWD Holding AG	1,300	58,858
	Baader Wertpapierhandelsbank AG	2,200	13,959
# *	Balda AG	916	8,203
	Beate Uhse AG	1,700	3,433
	Bechtle AG	929	28,041
	Bilfinger Berger AG	2,000	158,783
	Boewe Systec AG	249	8,571
# *	CENTROTEC Sustainable AG	1,248	21,730
#	Cewe Color Holding AG	476	16,774
	Comdirect Bank AG	2,500	30,795
#	Conergy AG	1,173	25,688
	CTS Eventim AG	679	26,577
	Curanum AG	2,004	18,613
*	D+S europe AG	2,063	29,676
	Deutsche Wohnen AG	300	9,906
# *	Deutz AG	4,400	45,980
#	Douglas Holding AG	1,545	81,988
*	Drillisch AG	1,695	12,245
*	Duerr AG	500	18,525
	DVB Bank AG	196	83,238
*	EM. Sports Media AG	3,300	14,039
	Epcos AG	3,009	42,234
*	Escada AG	660	12,872
	Euwax AG	276	21,139
# *	Evotec AG	4,738	13,388
	Fielmann AG	1,400	82,426

12

#	Freenet AG	1,478	$28,356
	Fuchs Petrolub AG	401	36,116
	Gerry Weber International AG	1,079	33,459
	GFK AG	1,560	61,740
# *	GPC Biotech AG	1,550	5,767
	Grenkeleasing AG	327	11,871
	Heidelberger Druckmaschinen AG	2,740	66,918
	Indus Holding AG	494	15,512
*	Integralis AG	400	3,035
	INTERSEROH AG	586	44,383
*	Jenoptik AG	939	6,862
	Kontron AG	2,224	34,775
	Krones AG	546	42,226
	KSB AG	31	21,234
*	Kuka AG	1,166	37,563
	KWS Saat AG	150	33,009
	Lanxess AG	3,992	152,195
	Leoni AG	1,605	66,815
*	Medion AG	1,579	40,541
#	MLP AG	945	13,336
*	Morphosys AG	361	23,216
	MTU Aero Engines Holding AG	2,453	124,513
#	MVV Energie AG	1,304	62,972
	Nemetschek AG	707	21,184
#	Norddeutsche Affinerie AG	1,443	58,282
# *	Nordex AG	1,260	45,216
	Paragon AG	1,157	14,677
	Pfeiffer Vacuum Technology AG	432	37,839
#	Pfleiderer AG	2,100	46,641
*	Premiere AG	5,669	121,395
# *	QIAGEN NV	8,190	181,575
# *	QSC AG	2,060	6,798
	Rational AG	151	29,334
	Renk AG	457	41,514
	Rheinmetall AG	1,699	118,736
	Rhoen-Klinikum AG	4,271	123,087
	Sartorius AG	335	12,728
*	Senator Entertainment AG	140	340
*	SGL Carbon AG	2,674	148,401
# *	Singulus Technologies AG	700	10,077
	Sixt AG	900	36,687
	Software AG	1,081	78,358
# *	Solon AG fuer Solartechnik	370	26,653
	Stada Arzneimittel AG	2,639	184,902
	STINAG Stuttgarter Invest AG	1,000	42,021
#	Strabag AG	166	58,922
	Sued-Chemie AG	200	25,504
	Suedzucker AG	2,038	44,929
	Takkt AG	1,500	25,902
	Technotrans AG	637	13,667
	Utimaco Safeware AG	1,336	21,014
#	Vivacon AG	637	14,655
	Vossloh AG	800	110,414
*	WCM Beteiligungs-und Grundbesitz AG	11,166	795
	Wincor Nixdorf AG	1,480	117,682

13

*	Wirecard AG	3,020	$51,456
	Wuerttembergische Lebensversicherung AG	402	18,391
TOTAL COMMON STOCKS			3,985,612

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	1,700	232

TOTAL — GERMANY			3,985,844

GREECE — (1.4%)
COMMON STOCKS — (1.4%)
*	Alapis Holdings Industrial & Commercial S.A.	39,868	128,836
	Anek Lines S.A.	6,610	20,847
*	Astir Palace Hotels S.A.	2,100	17,622
*	Bank of Attica S.A.	3,078	15,764
	Bank of Greece	915	125,773
*	Forthnet S.A.	1,420	19,336
	Fourlis Holdings S.A.	2,390	70,314
	Frigoglass S.A.	750	23,598
	GEK Group of Cos S.A.	2,520	29,543
*	Geniki Bank	3,515	24,181
*	Greek Postal Savings Bank	5,197	78,025
	Halkor S.A.	2,770	10,952
	Hellenic Technodomiki Tev S.A.	9,312	114,051
	Heracles General Cement Co. S.A.	5,400	134,118
	Iaso S.A.	2,560	36,895
	Intracom Holdings S.A.	5,500	20,409
	J&P-Avax S.A.	3,100	23,979
	Lambrakis Press S.A.	6,399	26,349
	M.J. Mailis S.A.	4,270	7,495
	Metka S.A.	1,850	37,066
	Michaniki S.A.	3,160	21,967
	Minoan Lines S.A.	5,200	36,528
	Motor Oil (Hellas) Corinth Refineries S.A.	903	18,615
	Mytilineos Holdings S.A.	4,200	63,474
	Neochimiki Lv Lavrentiadis S.A.	650	17,455
*	Technical Olympic S.A.	6,875	7,933
	Terna Tourist Technical & Maritime S.A.	1,650	19,266
	Viohalco S.A.	9,200	101,487

TOTAL — GREECE			1,251,878

HONG KONG — (2.1%)
COMMON STOCKS — (2.1%)
	Alco Holdings, Ltd.	68,000	23,416
	Allied Group, Ltd.	27,600	121,070
	Asia Financial Holdings, Ltd.	54,874	30,405
	Asia Satellite Telecommunications Holdings, Ltd.	11,500	22,039
	Asia Standard International Group, Ltd.	240,913	5,821
*	Associated International Hotels	48,000	103,662
	Cafe de Coral Holdings, Ltd.	18,000	36,668
	Century City International	394,000	6,070
	Champion Technology Holdings, Ltd.	29,401	5,206
	Chen Hsong Holdings, Ltd.	30,000	16,016

14

	Chevalier International Holdings, Ltd.	4,000	$3,751
*	China Grand Forestry Resources Group, Ltd.	38,000	5,647
	China Hong Kong Photo Products Holdings, Ltd.	90,000	8,150
	China Motor Bus Co.	1,600	12,884
	China Resources Logic, Ltd.	176,000	20,500
*	China Solar Energy Holdings, Ltd.	220,000	13,673
	Chong Hing Bank, Ltd.	11,000	23,278
	Chow Sang Sang Holdings	18,000	20,579
	City Telecom, Ltd.	30,702	7,144
	COL Capital, Ltd.	20,720	11,338
#	Coslight Technology International Group, Ltd.	24,000	12,918
	Cross-Harbour Holdings, Ltd.	30,658	31,699
*	CSMC Technologies Corp.	316,800	25,682
	Dickson Concepts International, Ltd.	14,500	11,706
*	Digitalhongong.com	329	30
# *	DVN Holdings, Ltd.	68,000	8,011
	Dynamic Holdings, Ltd.	20,000	6,456
#	EganaGoldpfeil Holdings, Ltd.	85,130	7,221
	Emperor International Holdings, Ltd.	86,000	34,468
*	Enerchina Holdings, Ltd.	61,000	2,240
	EPI (Holdings), Ltd.	7,132	369
*	Extrawell Pharmaceutical Holdings, Ltd.	10,000	2,532
#	Far East Consortium	48,560	21,495
	Fountain Set Holdings, Ltd.	28,000	5,639
	Four Seas Food Investment Holdings, Ltd.	22,620	3,466
	Four Seas Mercantile Holdings, Ltd.	60,000	22,361
	Fubon Bank Hong Kong, Ltd.	34,000	24,265
*	Fushan International Energy Group, Ltd.	70,000	37,070
	Giordano International, Ltd.	66,000	27,632
	Glorious Sun Enterprises, Ltd.	48,000	25,955
	Gold Peak Industries (Holdings), Ltd.	81,250	12,986
*	Golden Resorts Group, Ltd.	244,000	10,295
	Goldlion Holdings, Ltd.	37,000	10,789
	Grande Holdings, Ltd.	28,000	8,213
	Hang Ten Group Holdings, Ltd.	93	7
	Harbour Centre Development, Ltd.	9,000	14,923
*	Hi Sun Technology (China), Ltd.	63,000	15,292
#	HKR International, Ltd.	34,533	26,529
	Hung Hing Printing Group, Ltd.	29,815	11,036
	Integrated Distribution Services Group, Ltd.	8,000	22,216
*	Interchina Holdings Co., Ltd.	280,000	2,859
#	K Wah International Holdings, Ltd.	62,078	28,452
*	Lai Sun Development Co., Ltd.	625,000	13,496
	Liu Chong Hing Investment, Ltd.	18,000	23,433
#	Luks Industrial Group, Ltd.	28,000	27,607
	Lung Kee (Bermuda) Holdings, Ltd.	26,000	10,557
	Matsunichi Communications Holdings, Ltd.	30,000	27,919
	Midland Holdings, Ltd.	34,000	45,528
	Miramar Hotel & Investment	20,000	30,375
*	Moulin Global Eyecare Holdings	21,998	—
*	Nan Hai Corp., Ltd.	650,000	8,046
	Natural Beauty Bio-Technology, Ltd.	110,000	29,616
	Next Media, Ltd.	38,000	14,657
	Norstar Founders Group, Ltd.	56,000	16,926
	Oriental Press Group	74,000	10,960

15

	Pacific Century Premium Developments, Ltd.	60,000	$21,542
	Playmates Holdings, Ltd.	10,800	5,612
*	Playmates Toys, Ltd.	10,800	548
#	Poly Hong Kong Investment, Ltd.	90,000	63,757
	Ports Design, Ltd.	14,500	42,960
	Prime Success International Group, Ltd.	50,000	30,100
	Public Financial Holdings, Ltd.	24,000	20,711
	PYI Corp., Ltd.	56,613	17,762
*	QPL International Holdings, Ltd.	23,000	895
	Regal Hotels International Holdings, Ltd.	290,000	19,094
	Road King Infrastructure, Ltd.	16,000	21,291
	Sa Sa International Holdings, Ltd.	46,000	19,594
	Sea Holdings, Ltd.	38,000	25,986
	Shell Electric Manufacturing Co., Ltd.	3,725	2,883
	Shui On Construction & Materials, Ltd.	6,000	17,292
	Silver Grant International	40,000	6,801
	Sing Tao News Corp., Ltd.	92,000	15,234
#	Singamas Container Holdings, Ltd.	30,000	8,839
	Sino Biopharmaceutical, Ltd.	89,000	16,933
*	Sino-i Technology, Ltd.	1,240,000	15,798
	Smartone Telecommunications Holdings, Ltd.	18,000	16,867
	Solomon Systech International, Ltd.	58,000	4,028
	Tai Cheung Holdings	25,000	16,897
*	TCC International Holdings, Ltd.	26,000	23,659
#	Techtronic Industries Co., Ltd.	52,000	50,352
	Texwinca Holdings, Ltd.	30,000	23,105
	Truly International Holdings	6,000	8,980
	Upbest Group, Ltd.	74,000	7,925
	Varitronix International, Ltd.	20,009	12,013
	Vitasoy International Holdings, Ltd.	56,000	23,192
*	VODone, Ltd.	4,000	484
*	Vongroup, Ltd.	190,000	8,053
	Wai Kee Holdings, Ltd.	52,000	16,806
	Wing On Co. International, Ltd.	18,000	30,671
TOTAL COMMON STOCKS			1,847,913

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	4,260	4,818
*	Asia Standard International Group, Ltd. Rights 08/27/08	31,678	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	5,743	—
*	Harbour Centre Development, Ltd. Rights 03/12/08	4,500	127
*	Sun Hung Kai & Co., Ltd. Warrants 05/31/09	11,800	3,003
TOTAL RIGHTS/WARRANTS			7,948

TOTAL — HONG KONG			1,855,861

IRELAND — (1.1%)
COMMON STOCKS — (1.1%)
	DCC P.L.C.	3,673	92,277
*	Dragon Oil P.L.C.	10,017	88,831
	FBD Holdings P.L.C.	1,308	57,341
	Fyffes P.L.C.	13,698	18,963
	Glanbia P.L.C.	12,578	95,261
	Greencore Group P.L.C.	7,382	48,635

16

	IAWS Group P.L.C.	6,104	$123,261
	Independent News & Media P.L.C.	25,530	76,718
*	Irish Continental Group P.L.C.	1,483	56,169
*	Kenmare Resources P.L.C.	27,736	26,331
	Kingspan Group P.L.C.	7,161	96,951
	McInerney Holdings P.L.C.	9,825	22,575
	Paddy Power P.L.C.	1,777	56,729
	Total Produce P.L.C.	13,698	11,869
	United Drug P.L.C.	18,067	105,862
*	Waterford Wedgwood P.L.C.	70,325	1,800

TOTAL — IRELAND			979,573

ITALY — (2.5%)
COMMON STOCKS — (2.5%)
	ACEA SpA	3,393	62,700
#	Acegas-APS SpA	1,710	16,659
	Actelios SpA	1,592	15,014
	Aedes SpA	2,841	10,346
	Amplifon SpA	2,320	11,060
	Astaldi SpA	3,158	23,577
	Azimut Holding SpA	8,768	100,300
	Banca Intermobiliare SpA	5,000	40,539
	Banca Piccolo Credito Valtellinese Scarl SpA	3,375	45,460
	Banca Popolare dell’Etruria e del Lazio Scrl	2,058	25,830
#	Banca Profilo SpA	5,968	16,245
	Banco di Desio e della Brianza SpA	5,000	51,201
	Benetton Group SpA	3,983	52,736
	Brembo SpA	1,837	27,625
	C.I.R. SpA - Compagnie Industriali Riunite	17,000	52,377
#	Caltagirone Editore SpA	3,000	17,596
	Caltagirone SpA	1,103	9,701
	Cementir SpA	2,366	20,782
*	Cirio Finanziaria SpA	45,000	—
#	Class Editore SpA	3,300	6,122
#	Credito Artigiano SpA	2,732	11,933
*	Credito Artigiano SpA 2008 Shares	683	2,872
	Credito Bergamasco SpA	555	23,294
	Credito Emiliano SpA	5,091	65,498
	Cremonini SpA	5,421	19,863
	Danieli & Co. SpA	2,142	61,213
	Davide Campari - Milano SpA	8,496	72,958
	De Longhi SpA	8,000	36,080
# *	Ducati Motor Holding SpA	23,607	58,766
#	ERG SpA	1,766	34,030
#	Esprinet SpA	1,098	12,387
	Gemina SpA	7,472	12,151
	Gewiss SpA	6,000	36,214
*	GreenergyCapital SpA	5,166	722
*	Gruppo Coin SpA	2,813	18,216
#	Gruppo Editoriale L’Espresso SpA	7,849	32,267
	Hera SpA	14,277	64,378
*	Immobiliare Lombardia SpA	80,579	15,958
	Immsi SpA	8,658	14,203
*	Impregilo SpA	11,844	63,186

17

	Indesit Co. SpA	2,500	$31,192
	Industria Macchine Automatique SpA	1,436	29,476
	Intek SpA	16,174	15,130
	Interpump Group SpA	2,893	25,920
	Iride SpA	10,500	35,498
	Italmobiliare SpA	273	24,622
*	KME Group SpA	5,166	9,180
	Mariella Burani SpA	758	19,751
	Marr SpA	2,435	24,627
	Meliorbanca SpA	4,173	19,536
	Milano Assicurazioni SpA	11,050	72,409
#	Mondadori (Arnoldo) Editore SpA	7,418	59,968
	Navigazione Montanari SpA	4,987	20,869
	Permasteelisa SpA	913	17,934
	Pirelli & C.Real Estate SpA	1,000	38,687
	Premafin Finanziaria SpA	21,959	52,969
	Recordati SpA	9,617	75,678
# *	Risanamento Napoli SpA	3,493	14,573
	SAES Getters SpA	616	16,618
*	Snia SpA	530	458
#	Societe Cattolica di Assicurazoni Scrl SpA	2,163	99,504
	Sogefi SpA	3,015	25,431
	Sol SpA	2,651	18,242
*	Sorin SpA	10,530	18,931
# *	Telecom Italia Media SpA	34,412	9,450
# *	Tiscali SpA	18,065	51,185
#	Tod’s SpA	1,030	63,321
	Trevi Finanziaria SpA	999	19,124
	Vianini Lavori SpA	5,720	80,233
	Vittoria Assicurazioni SpA	1,424	23,745
TOTAL COMMON STOCKS			2,276,320

RIGHTS/WARRANTS — (0.0%)
*	Credito Artigiano SpA Rights 03/07/08	2,732	—

TOTAL — ITALY			2,276,320

JAPAN — (18.4%)
COMMON STOCKS — (18.4%)
	Achilles Corp.	6,000	7,599
	Adeka Corp.	2,000	20,059
#	Aderans Holdings Co., Ltd.	2,400	43,541
#	Advan Co., Ltd.	2,000	16,080
#	Aeon Fantasy Co., Ltd.	1,152	16,096
	Ahresty Corp.	700	8,764
	Ai Holdings Corp.	3,200	16,116
	Aica Kogyo Co., Ltd.	3,000	27,203
	Aichi Machine Industry Co., Ltd.	5,000	9,604
#	Aichi Steel Corp.	7,000	35,004
	Aichi Tokei Denki Co., Ltd.	3,000	7,483
#	Aiphone Co., Ltd.	1,100	16,992
	Airport Facilities Co., Ltd.	4,000	28,337
#	Akebono Brake Industry Co., Ltd.	4,000	26,680
	Aloka Co., Ltd.	2,000	28,349

18

	Alpha Systems, Inc.	1,000	$29,328
	Alpine Electronics, Inc.	2,900	34,296
	Alps Logistics Co., Ltd.	1,000	9,076
#	Amano Corp.	3,000	34,589
#	Ando Corp.	7,000	9,689
#	Anritsu Corp.	5,000	16,210
#	AOC Holdings, Inc.	1,800	18,732
	AOI Electronics Co., Ltd.	900	11,645
	AOKI Holdings, Inc.	1,600	28,458
*	Arai-Gumi, Ltd.	600	340
	Arakawa Chemical Industries, Ltd.	1,800	19,720
#	Arealink Co., Ltd.	47	3,633
#	Ariake Japan Co., Ltd.	900	12,034
#	Arisawa Manufacturing Co., Ltd.	1,000	7,837
	Aronkasei Co., Ltd.	4,000	13,899
	As One Corp.	900	18,325
	Asahi Diamond Industrial Co., Ltd.	5,000	33,800
	Asahi Kogyosha Co., Ltd.	3,000	9,743
	Asahi Organic Chemicals Industry Co., Ltd.	3,000	7,968
	Asahi Pretec Corp.	1,100	30,801
# *	Asahi Tec Corp.	13,000	12,270
	Ashimori Industry Co., Ltd.	3,000	5,195
	ASKA Pharmaceutical Co., Ltd.	2,000	18,191
	Asunaro Aoki Construction Co., Ltd.	4,000	23,206
	Atsugi Co., Ltd.	15,000	18,630
	Autobacs Seven Co., Ltd.	800	18,108
#	Avex Group Holdings, Inc.	1,300	14,747
#	Azel Corp.	2,000	4,172
	Bando Chemical Industries, Ltd.	5,000	18,097
#	Bank of the Ryukyus, Ltd.	900	8,047
#	Belluna Co., Ltd.	1,400	9,178
#	Best Denki Co., Ltd.	2,500	19,829
#	Bookoff Corp.	1,000	4,856
#	CAC Corp.	1,700	12,501
	Calsonic Kansei Corp.	6,000	24,725
	Canon Electronics, Inc.	1,500	33,657
	Canon Finetech, Inc.	2,000	25,096
#	Capcom Co., Ltd.	2,000	54,850
	Cawachi, Ltd.	800	20,872
#	Central Finance Co., Ltd.	4,000	11,904
	Central Glass Co., Ltd.	5,000	22,077
	Century Leasing System, Inc.	1,600	13,242
#	Chiyoda Co., Ltd.	1,700	24,798
	Chofu Seisakusho Co., Ltd.	2,400	42,692
*	Chori Co., Ltd.	5,000	4,870
#	Chudenko Corp.	1,500	22,388
	Chuetsu Pulp and Paper Co., Ltd.	8,000	14,030
	Chugai Mining Co., Ltd.	5,000	2,129
	Chugai Ro Co., Ltd.	7,000	25,399
#	Chugoku Marine Paints, Ltd.	4,000	32,328
	Chuo Spring Co., Ltd.	5,000	17,761
#	Circle K Sunkus Co., Ltd.	2,000	29,969
	CKD Corp.	2,000	13,149
#	Clarion Co., Ltd.	13,000	33,426
#	Cleanup Corp.	2,000	10,673

19

#	CMK Corp.	2,000	$15,935
	Coca-Cola Central Japan Co., Ltd.	3	24,639
#	Colowide Co., Ltd.	4,200	21,875
# *	Columbia Music Entertainment, Inc.	3,000	1,829
	Computer Engineering & Consulting, Ltd.	1,500	12,505
	Corona Corp.	1,300	16,715
#	Cosel Co., Ltd.	1,600	16,755
#	Cosmo Securities Co., Ltd.	23,000	22,417
# *	Creed Corp.	14	18,614
#	Culture Convenience Club Co., Ltd.	3,500	13,619
#	Cybozu, Inc.	41	12,238
#	D&M Holdings, Inc.	5,000	13,063
	Dai Nippon Toryo, Ltd.	11,000	13,207
	Dai-Dan Co., Ltd.	3,000	12,609
#	Daido Metal Co., Ltd.	3,000	17,039
	Daifuku Co., Ltd.	2,000	26,315
	Daihen Corp.	11,000	39,759
#	Daiichi Jitsugyo Co., Ltd.	4,000	17,226
#	Daiken Corp.	9,000	18,219
#	Daiki Aluminium Industry Co., Ltd.	3,000	11,672
	Daiko Clearing Services Corp.	1,000	5,846
	Daikoku Denki Co., Ltd.	900	8,213
#	Daikyo, Inc.	6,000	14,165
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	4,000	15,092
#	Daio Paper Corp.	6,000	43,234
#	Daiseki Co., Ltd.	1,430	40,628
	Daisyo Corp.	1,600	20,471
	Daiwa Industries, Ltd.	3,000	13,900
	Daiwa Seiko, Inc.	10,000	18,183
#	Daiwabo Co., Ltd.	8,000	19,938
#	Daiwabo Information System Co., Ltd.	1,000	17,827
#	DCM Japan Holdings Co., Ltd.	3,000	15,887
#	Denki Kogyo Co., Ltd.	3,000	17,413
	Denyo Co., Ltd.	2,000	18,996
	Descente, Ltd.	5,000	26,209
# *	DIA Kensetsu Co., Ltd.	7,400	2,287
	Don Quijote Co., Ltd.	1,100	17,618
#	DOUTOR NICHIRES Holdings Co., Ltd.	2,212	40,178
	DTS Corp.	1,200	20,063
#	DyDo Drinco, Inc.	500	20,271
	eAccess, Ltd.	40	25,861
#	Eagle Industry Co., Ltd.	2,000	17,787
	Edion Corp.	1,600	15,734
	Eiken Chemical Co., Ltd.	2,000	18,046
	Eizo Nanao Corp.	600	14,289
*	Eneserve Corp.	600	2,409
#	Enplas Corp.	700	7,549
	Epson Toyocom Corp.	4,000	15,342
#	ESPEC Corp.	2,000	17,701
	Exedy Corp.	1,400	41,846
#	Ezaki Glico Co., Ltd.	2,000	21,490
#	Fancl Corp.	2,700	35,420
# *	FDK Corp.	7,000	8,561
	Foster Electric Co., Ltd.	2,000	49,732
	FP Corp.	700	18,526

20

#	France Bed Holdings Co., Ltd.	13,000	$16,823
#	Fuji Co., Ltd.	1,500	24,737
#	Fuji Corp., Ltd.	3,000	9,555
# *	Fuji Kosan Co., Ltd.	6,000	6,062
#	Fuji Kyuko Co., Ltd.	5,000	18,601
	Fuji Oil Co., Ltd.	2,000	17,542
#	Fuji Soft, Inc.	2,700	41,482
*	Fujibo Holdings, Inc.	4,000	5,941
	Fujicco Co., Ltd.	2,400	26,719
	Fujikura Kasei Co., Ltd.	2,000	15,325
	Fujita Corp.	2,100	5,203
#	Fujita Kanko, Inc.	5,000	31,517
	Fujitsu Frontech, Ltd.	2,000	17,258
# *	Fujitsu General, Ltd.	6,000	21,420
# *	Fujiya Co., Ltd.	10,000	14,612
	Fukuda Corp.	3,000	8,323
	Fukushima Bank, Ltd.	14,000	12,708
#	Fukuyama Transporting Co., Ltd.	7,000	25,622
	Funai Electric Co., Ltd.	1,100	31,046
# *	Furukawa Battery Co., Ltd.	3,000	11,727
#	Furukawa Co., Ltd.	18,000	34,093
	Furusato Industries, Ltd.	1,000	9,902
#	Fuso Pharmaceutical Industries, Ltd.	5,000	12,778
	Futaba Corp.	1,200	21,247
#	Future Architect, Inc.	26	13,763
	Fuyo General Lease Co., Ltd.	1,000	29,859
#	Gakken Co., Ltd.	3,000	7,116
	Gecoss Corp.	3,500	17,376
#	GEO Co., Ltd.	18	18,590
# *	GMO Internet, Inc.	1,500	7,212
#	Godo Steel, Ltd.	6,000	19,136
#	GS Yuasa Corp.	24,000	59,470
#	Gulliver International Co., Ltd.	220	8,818
#	Gun-Ei Chemical Industry Co., Ltd.	7,000	14,434
#	Gunze, Ltd.	9,000	41,709
	Hakuto Co., Ltd.	1,400	13,920
	Hanwa Co., Ltd.	10,000	46,090
#	Happinet Corp.	900	11,588
	Harashin Narus Holdings Co., Ltd.	1,200	11,420
	Haruyama Trading Co., Ltd.	1,400	8,265
	Heiwado Co., Ltd.	2,500	38,725
	Hibiya Engineering, Ltd.	3,000	21,875
	Higashi-Nippon Bank, Ltd.	4,000	13,832
*	Hiroshima Electric Railway Co., Ltd	6,000	19,821
	HIS Co., Ltd.	700	11,718
	Hitachi Information Systems, Ltd.	1,100	21,606
	Hitachi Kokusai Electric, Inc.	4,320	48,773
	Hitachi Maxell, Ltd.	2,200	24,092
	Hitachi Medical Corp.	2,000	15,603
#	Hitachi Plant Technologies, Ltd.	6,000	23,604
	Hitachi Software Engineering Co., Ltd.	2,300	54,391
	Hitachi Systems & Services, Ltd.	1,000	19,336
	Hitachi Transport System, Ltd.	3,000	36,711
# *	Hitachi Zosen Corp.	34,500	34,751
#	Hodogaya Chemical Co., Ltd.	4,000	9,398

21

	Hogy Medical Co., Ltd.	1,100	$51,846
	Hokkaido Coca-Cola Bottling Co., Ltd.	3,000	17,336
	Hokkaido Gas Co., Ltd.	4,000	9,928
	Hokkan Holdings, Ltd.	6,000	16,132
#	Hokuetsu Paper Mills, Ltd.	7,000	30,969
#	Hokuriku Electric Industry Co., Ltd.	4,000	5,826
#	Hokuto Corp.	1,000	17,170
#	Hosiden Corp.	2,400	41,181
#	Howa Machinery, Ltd.	5,000	4,052
#	Ichikoh Industries, Ltd.	4,000	8,957
#	Ichiyoshi Securities Co., Ltd.	2,000	20,824
	Icom, Inc.	700	18,236
	Iino Kaiun Kaisha, Ltd.	7,300	65,309
	Imperial Hotel, Ltd.	550	25,829
	Impress Holdings, Inc.	31	3,978
#	Inaba Denki Sangyo Co., Ltd.	1,000	35,693
	Inaba Seisakusho Co., Ltd.	1,200	15,256
	Inabata and Co., Ltd.	4,000	20,634
#	Inageya Co., Ltd.	2,000	17,427
	Ines Corp.	3,600	18,601
	INTEC Holdings, Ltd.	2,000	28,441
#	Inui Steamship Co., Ltd.	1,500	22,412
	Invoice, Inc.	311	6,631
# *	Iseki & Co., Ltd.	14,000	19,598
*	Ishihara Sangyo Kaisha, Ltd.	24,000	53,798
	Itochu Enex Co., Ltd.	4,000	22,255
	Itochu-Shokuhin Co., Ltd.	900	26,409
#	Itoham Foods, Inc.	5,000	27,605
#	Itoki Corp.	3,000	18,756
	Iwasaki Electric Co., Ltd.	4,000	9,799
#	Iwatani International Corp.	11,000	30,646
*	Iwatsu Electric Co., Ltd.	3,000	3,159
	Izumiya Co., Ltd.	7,000	33,777
# *	J Bridge Corp.	1,000	695
#	Jamco Corp.	2,000	15,146
#	Janome Sewing Machine Co., Ltd.	14,000	11,939
	Japan Aviation Electronics Industry, Ltd.	2,000	20,887
	Japan Business Computer Co., Ltd.	2,000	15,160
#	Japan Cash Machine Co., Ltd.	1,700	14,853
	Japan Digital Laboratory Co., Ltd.	2,300	29,387
*	Japan Medical Dynamic Marketing, Inc.	770	1,801
	Japan Pulp & Paper Co., Ltd.	5,000	18,378
	Japan Radio Co., Ltd.	7,000	19,680
#	Japan Transcity Corp.	3,000	12,326
	Japan Vilene Co., Ltd.	3,000	12,147
#	Jeol, Ltd.	5,000	18,310
#	JFE Shoji Holdings, Inc.	8,000	51,874
	J-Oil Mills, Inc.	6,000	15,001
#	Joint Corp.	1,500	19,362
#	Joshin Denki Co., Ltd.	2,000	17,163
	JSP Corp.	1,900	18,125
	Juki Corp.	7,000	30,979
#	Kadokawa Holdings, Inc.	700	15,600
	Kaga Electronics Co., Ltd.	900	11,314
#	Kagome Co., Ltd.	4,000	69,300

22

# *	Kakaku.com, Inc.	7	$39,720
	Kaken Pharmaceutical Co., Ltd.	7,000	55,787
#	Kamagai Gumi Co., Ltd.	8,000	8,701
	Kameda Seika Co., Ltd.	2,000	32,667
	Kamei Corp.	2,000	9,399
	Kanaden Corp.	3,000	15,968
	Kanagawa Chuo Kotsu Co., Ltd.	4,000	19,700
	Kanamoto Co., Ltd.	2,000	12,853
*	Kanematsu Corp.	11,025	15,470
# *	Kanematsu-NNK Corp.	3,000	2,891
	Kanto Auto Works, Ltd.	2,900	39,230
#	Kanto Denka Kogyo Co., Ltd.	4,000	22,584
	Kanto Natural Gas Development Co., Ltd.	4,000	22,091
	Kato Sangyo Co., Ltd.	2,000	22,435
	Kato Works Co., Ltd.	4,000	15,558
# *	Kawada Industries, Inc.	2,000	2,918
	Kawai Musical Instruments Manufacturing Co., Ltd.	5,000	7,680
	Kayaba Industry Co., Ltd.	16,000	65,278
	Keihin Corp.	1,200	19,364
#	Keiyo Co., Ltd.	2,000	10,200
#	Kenedix, Inc.	15	19,821
	Kentucky Fried Chicken Japan, Ltd.	1,000	16,976
#	Kenwood Corp.	10,000	10,829
#	Key Coffee, Inc.	1,400	20,227
#	Kibun Food Chemifa Co., Ltd.	1,000	8,469
*	Kinki Nippon Tourist Co., Ltd.	6,000	12,335
#	Kintetsu World Express, Inc.	1,200	27,923
	Kioritz Corp.	5,000	10,055
	Kirayaka Holdings, Inc.	10,000	19,781
#	Kisoji Co., Ltd.	1,200	24,690
	Kissei Pharmaceutical Co., Ltd.	1,000	20,165
	Kitagawa Iron Works Co., Ltd.	7,000	14,843
#	Kitz Corp.	4,000	22,257
	Kiyo Holdings, Inc.	27,000	41,318
	Koa Corp.	1,500	9,634
	Koatsu Gas Kogyo Co., Ltd.	4,000	24,072
#	Kobayashi Pharmaceutical Co., Ltd.	1,300	51,144
#	Koei Co., Ltd.	1,200	19,706
#	Kohnan Shoji Co., Ltd.	2,000	23,651
	Koike Sanso Kogyo Co., Ltd.	4,000	21,091
#	Kojima Co., Ltd.	2,300	12,072
	Kokuyo Co., Ltd.	5,900	48,245
	Komatsu Seiren Co., Ltd.	4,000	16,458
	Komeri Co., Ltd.	800	18,739
	Konaka Co., Ltd.	1,760	10,397
	Konishi Co., Ltd.	2,000	17,845
#	Kosei Securities Co., Ltd.	4,000	4,627
	Kurabo Industries, Ltd.	13,000	27,442
	Kureha Corp.	12,000	71,806
	Kurimoto, Ltd.	11,000	14,960
	Kuroda Electric Co., Ltd.	1,200	18,498
	K’s Holdings Corp.	1,900	34,058
	Kyoden Co., Ltd.	3,000	5,594
	Kyodo Printing Co., Ltd.	9,000	23,736
	Kyodo Shiryo Co., Ltd.	5,000	5,859

23

	Kyokuto Kaihatsu Kogyo Co., Ltd.	2,300	$12,945
#	Kyokuyo Co., Ltd.	9,000	15,553
	Kyosan Electric Manufacturing Co., Ltd.	5,000	14,865
	Kyowa Exeo Corp.	4,000	27,537
# *	Laox Co., Ltd.	6,000	3,982
	Life Corp.	2,000	28,864
#	Lion Corp.	9,000	42,862
#	Macnica, Inc.	800	11,352
#	Maeda Corp.	6,000	19,191
	Maeda Road Construction Co., Ltd.	10,000	82,419
#	Maezawa Kaisei Industries Co., Ltd.	1,200	14,912
#	Maezawa Kyuso Industries Co., Ltd.	1,200	22,086
	Makino Milling Machine Co., Ltd.	4,000	28,452
	Mandom Corp.	800	23,391
	Mars Engineering Corp.	700	11,179
#	Marubun Corp.	1,900	12,956
	Marudai Food Co., Ltd.	5,000	11,961
#	Maruha Nichiro Holdings, Inc.	22,525	32,954
#	Marukyu Co., Ltd.	2,000	18,249
#	Marusan Securities Co., Ltd.	6,000	54,461
	Maruwa Co., Ltd.	700	9,220
#	Maruyama Manufacturing Co., Inc.	3,000	6,514
# *	Maruzen Co., Ltd.	4,000	4,269
	Maruzen Showa Unyu Co., Ltd.	6,000	18,449
#	Matsuda Sangyo Co., Ltd.	1,114	30,652
# *	Matsuo Bridge Co., Ltd.	3,000	2,832
#	Matsuya Co., Ltd.	2,000	41,676
	Matsuya Foods Co., Ltd.	1,000	12,956
#	Max Co., Ltd.	2,000	23,865
	Maxvalu Tokai Co., Ltd.	1,000	14,787
#	Megachips Corp.	1,900	26,460
#	Meidensha Corp.	14,000	32,283
#	Meitec Corp.	800	23,641
	Meito Sangyo Co., Ltd.	2,000	38,590
#	Meiwa Estate Co., Ltd.	1,700	15,163
# *	Meiwa Trading Co., Ltd.	3,000	6,316
#	Melco Holdings, Inc.	1,400	25,810
	Mikuni Coca-Cola Bottling Co., Ltd.	3,000	34,227
	Mimasu Semiconductor Industry Co., Ltd.	1,219	22,963
#	Ministop Co., Ltd.	1,500	28,648
	Miraca Holdings, Inc.	1,500	32,175
# *	Misawa Homes Co., Inc.	2,000	14,261
#	Misawa Resort Co., Ltd.	4,000	13,876
#	MISUMI Group, Inc.	2,500	39,897
	Mitani Corp.	1,200	12,010
#	Mitsubishi Cable Industries, Ltd.	14,000	17,789
	Mitsubishi Paper Mills, Ltd.	13,000	24,321
#	Mitsubishi Steel Manufacturing Co., Ltd.	5,000	17,717
	Mitsuboshi Belting, Ltd.	8,000	34,755
	Mitsui High-Tec, Inc.	3,300	26,133
	Mitsui Home Co., Ltd.	4,000	17,456
# *	Mitsui Mining Co., Ltd.	12,500	43,744
#	Mitsui-Soko Co., Ltd.	10,000	55,377
	Mitsuuroko Co., Ltd.	3,000	17,560
#	Miura Co., Ltd.	2,000	47,118

24

#	Mizuno Corp.	9,000	$58,567
	Mochida Pharmaceutical Co., Ltd.	4,000	39,272
#	Modec, Inc.	800	26,131
#	Morinaga & Co., Ltd.	16,000	34,167
#	Morinaga Milk Industry Co., Ltd.	6,000	15,858
	Morita Corp.	4,000	19,706
#	MOS Food Services, Inc.	2,000	28,167
	Nachi-Fujikoshi Corp.	13,000	45,721
#	Nagatanien Co., Ltd.	2,000	15,523
	Nakamuraya Co., Ltd.	3,000	13,511
#	Nakayama Steel Works, Ltd.	5,000	10,503
	NEC Fielding, Ltd.	1,200	13,656
	NEC Mobiling, Ltd.	1,100	18,337
# *	NEC Tokin Corp.	7,000	17,892
	Net One Systems Co., Ltd.	31	33,577
*	Netmarks, Inc.	7	1,032
	New Japan Radio Co., Ltd.	3,000	11,372
	Nichia Steel Works, Ltd.	4,000	14,254
#	Nichias Corp.	4,000	17,784
	Nichicon Corp.	1,900	14,865
#	Nichii Gakkan Co.	800	10,707
#	Nichimo Co., Ltd.	5,000	7,410
	Nichirei Corp.	14,000	69,360
	Nichireki Co., Ltd.	2,000	5,567
	Nidec Copal Corp.	1,800	21,422
#	Nidec Sankyo Corp.	3,000	24,560
#	Nidec Tosok Corp.	1,600	11,878
	Nifco, Inc.	2,000	42,974
#	Nihon Dempa Kogyo Co., Ltd.	600	19,989
#	Nihon Eslead Corp.	1,000	13,295
	Nihon Kohden Corp.	2,000	40,342
#	Nihon Nohyaku Co., Ltd.	5,000	34,721
	Nihon Parkerizing Co., Ltd.	2,000	27,877
#	Nihon Unisys, Ltd.	1,500	17,951
	Nikkiso Co., Ltd.	4,000	26,138
	Nippei Toyama Corp.	3,000	35,560
	Nippo Corp.	4,000	26,304
	Nippon Beet Sugar Manufacturing Co., Ltd.	5,000	10,783
	Nippon Carbon Co., Ltd.	5,000	19,461
	Nippon Ceramic Co., Ltd.	1,000	10,900
	Nippon Chemical Industrial Co., Ltd.	2,000	4,698
	Nippon Chemi-Con Corp.	5,000	22,185
#	Nippon Chemiphar Co., Ltd.	3,000	14,527
#	Nippon Concrete Industries Co., Ltd.	3,000	4,905
	Nippon Denko Co., Ltd.	6,000	54,603
	Nippon Densetsu Kogyo Co., Ltd.	2,000	14,339
	Nippon Denwa Shisetu Co., Ltd.	5,000	14,785
	Nippon Filcon Co., Ltd.	2,000	9,786
	Nippon Flour Mills Co., Ltd.	11,000	44,649
#	Nippon Gas Co., Ltd.	2,000	18,741
	Nippon Kasei Chemical Co., Ltd.	5,000	9,146
#	Nippon Kinzoku Co., Ltd.	3,000	8,979
	Nippon Koei Co., Ltd., Tokyo	5,000	12,922
	Nippon Konpo Unyu Soko Co., Ltd.	2,000	27,269
#	Nippon Koshuha Steel Co., Ltd.	10,000	20,374

25

	Nippon Light Metal Co., Ltd.	31,000	$47,851
#	Nippon Metal Industry Co., Ltd.	8,000	29,202
	Nippon Paper Group, Inc.	1	1,990
	Nippon Pillar Packing Co., Ltd.	2,000	12,196
#	Nippon Piston Ring Co., Ltd.	7,000	10,948
	Nippon Seiki Co., Ltd.	1,000	15,280
#	Nippon Sharyo, Ltd.	8,000	15,882
	Nippon Shinyaku Co., Ltd.	3,000	30,112
	Nippon Signal Co., Ltd.	3,000	14,837
	Nippon Soda Co., Ltd.	8,000	27,825
	Nippon Suisan Kaisha, Ltd.	4,600	17,642
#	Nippon Thompson Co., Ltd.	3,000	18,092
	Nippon Valqua Industries, Ltd.	6,000	17,846
#	Nippon Yakin Kogyo Co., Ltd.	4,000	37,982
	Nipro Corp.	1,000	19,141
# *	NIS Group Co., Ltd.	2,639	4,408
	Nishimatsu Construction Co., Ltd.	11,000	27,990
	Nishi-Nippon Railroad Co., Ltd.	6,000	21,970
	Nissan Shatai Co., Ltd.	3,000	25,632
#	Nissei Corp.	1,000	10,581
#	Nissen Holdings Co., Ltd.	1,600	10,823
	Nissha Printing Co., Ltd.	1,000	42,151
#	Nisshin Fudosan Co., Ltd.	1,400	9,663
#	Nittan Valve Co., Ltd.	2,000	10,648
	Nittetsu Mining Co., Ltd.	3,000	19,752
	Nitto Boseki Co., Ltd.	18,000	36,708
#	Nitto Electric Works, Ltd.	3,000	34,511
#	Nitto Seiko Co., Ltd.	3,000	14,022
# *	Niws Co. HQ, Ltd.	20	607
	NOF Corp.	7,000	27,359
	Nohmi Bosai, Ltd.	3,000	19,918
	Nomura Co., Ltd.	4,000	14,775
	Noritake Co., Ltd.	8,000	33,374
#	Noritsu Koki Co., Ltd.	1,200	22,361
#	Noritz Corp.	2,600	28,373
	NSD Co., Ltd.	2,400	33,716
*	Oak Capital Corp.	9,900	3,910
#	Oenon Holdings, Inc.	5,000	9,391
	Oiles Corp.	1,440	30,037
#	Okabe Co., Ltd.	4,000	14,573
	Okamoto Industries, Inc.	9,000	29,680
	Okamura Corp.	3,000	22,787
	Okasan Holdings, Inc.	10,000	55,692
	Okinawa Electric Power Co., Ltd.	877	34,929
#	OKK Corp.	5,000	10,780
#	Okumura Corp.	4,000	17,104
	Okura Industrial Co., Ltd.	4,000	9,538
	Okuwa Co., Ltd.	3,000	34,225
	Olympic Corp.	1,800	10,758
#	OMC Card, Inc.	486	2,248
	Ono Sokki Co., Ltd.	3,000	15,078
	Onoken Co., Ltd.	2,000	26,050
#	Organo Corp.	4,000	36,627
	Origin Electric Co., Ltd.	3,000	16,680
	Osaka Steel Co., Ltd.	2,100	28,794

26

#	Osaki Electric Co., Ltd.	3,000	$13,237
#	OSG Corp.	2,000	19,783
	Pacific Industrial Co., Ltd.	4,000	15,655
#	Paramount Bed Co., Ltd.	1,700	22,701
	Parco Co., Ltd.	2,000	24,339
#	Paris Miki, Inc.	1,000	13,719
# *	Pasco Corp.	1,000	1,488
# *	Pasona Group, Inc.	10	8,037
# *	Penta-Ocean Construction Co., Ltd.	18,000	22,687
#	Pigeon Corp.	1,300	20,464
	Piolax, Inc.	1,000	21,017
	Press Kogyo Co., Ltd.	9,000	35,123
*	Prima Meat Packers, Ltd.	5,000	4,677
	Q.P. Corp.	2,300	22,871
#	Raito Kogyo Co., Ltd.	2,400	6,032
#	Rasa Industries, Ltd.	3,000	5,491
*	Renown, Inc.	3,000	11,835
	Resorttrust, Inc.	1,008	15,280
	Rheon Automatic Machinery Co., Ltd.	2,000	6,416
#	Rhythm Watch Co., Ltd.	10,000	11,251
	Ricoh Elemex Corp.	2,000	14,933
#	Ricoh Leasing Co., Ltd.	1,000	22,661
#	Right On Co., Ltd.	1,125	9,871
	Riken Corp.	7,000	28,849
	Riken Technos Corp.	5,000	12,023
	Riken Vitamin Co., Ltd.	2,000	65,227
#	Ringer Hut Co., Ltd.	1,800	23,922
#	RISA Partners, Inc.	19	37,155
	Rock Field Co., Ltd.	300	4,353
	Rohto Pharmaceutical Co., Ltd.	4,000	47,775
	Roland Corp.	2,000	41,124
	Roland DG Corp.	900	28,670
#	Round One Corp.	12	13,754
#	Royal Co., Ltd.	2,000	20,332
	Ryobi, Ltd.	11,000	45,968
	Ryoden Trading Co., Ltd.	3,000	20,408
	Ryosan Co., Ltd.	1,500	35,813
#	Ryoshoku, Ltd.	1,100	22,334
	Ryoyo Electro Corp.	2,000	21,476
	S Foods, Inc.	2,000	16,508
#	S.T. Chemical Co., Ltd.	2,000	24,170
#	Sagami Chain Co., Ltd.	2,000	21,116
*	Sagami Co., Ltd.	3,000	3,503
	Sagami Railway Co., Ltd.	12,000	46,261
	Saibu Gas Co., Ltd.	12,000	26,668
	Saizeriya Co., Ltd.	1,700	16,459
	Sakata INX Corp.	3,000	13,771
#	Sakata Seed Corp.	2,000	25,372
	Sala Corp.	4,000	15,916
	San-Ai Oil Co., Ltd.	4,000	15,117
	Sanden Corp.	7,000	32,713
#	Sanei-International Co., Ltd.	500	7,340
#	Sankei Building Co., Ltd.	2,000	15,729
#	Sanken Electric Co., Ltd.	3,000	17,674
#	Sanki Engineering Co., Ltd.	5,000	32,711

27

	Sankyo Seiko Co., Ltd.	4,000	$11,405
	Sankyo-Tateyama Holdings, Inc.	16,000	20,433
#	Sanoh Industrial Co., Ltd.	3,000	18,117
#	Sanrio Co., Ltd.	2,100	18,248
	Sanshin Electronics Co., Ltd.	2,000	22,716
*	Sansui Electric Co., Ltd.	28,000	2,425
	Sanyo Chemical Industries, Ltd.	7,000	36,474
	Sanyo Denki Co., Ltd.	4,000	17,667
#	Sanyo Shokai, Ltd.	4,000	21,001
#	Sanyo Special Steel Co., Ltd.	6,000	36,329
#	Sasebo Heavy Industries Co., Ltd., Tokyo	7,000	27,929
#	Sato Corp.	2,100	24,747
	Sato Shoji Corp.	2,000	14,307
	Satori Electric Co., Ltd.	1,000	9,408
	Saxa Holdings, Inc.	4,000	6,824
	Secom Joshinetsu Co., Ltd.	900	23,925
#	Secom Techno Service Co., Ltd.	500	16,025
#	Seijo Corp.	800	16,039
#	Seika Corp.	8,000	17,163
	Seikagaku Corp.	1,700	18,044
#	Seiko Holdings Corp.	3,307	16,359
	Seiren Co., Ltd.	2,000	13,380
	Sekisui Jushi Co., Ltd.	4,000	33,336
	Sekisui Plastics Co., Ltd.	7,000	19,250
	Senko Co., Ltd.	6,000	20,339
	Senshu Electric Co., Ltd.	1,000	16,732
	Senshukai Co., Ltd.	3,000	21,505
#	Shibaura Mechatronics Corp.	4,000	19,339
#	Shibusawa Warehouse Co., Ltd.	6,000	37,339
	Shibuya Kogyo Co., Ltd.	2,100	14,565
	Shikibo, Ltd.	9,000	11,538
	Shikoku Bank, Ltd.	5,000	18,373
	Shikoku Chemicals Corp.	3,000	14,064
	Shikoku Coca-Cola Bottling Co., Ltd.	1,500	17,231
#	Shimachu Co., Ltd.	800	20,681
	Shimizu Bank, Ltd.	400	17,379
	Shinagawa Refractories Co., Ltd.	5,000	14,731
	Shindengen Electric Manufacturing Co., Ltd.	3,000	6,144
#	Shin-Etsu Polymer Co., Ltd.	5,000	31,624
	Shinkawa, Ltd.	1,000	13,299
# *	Shinki Co., Ltd.	3,000	3,325
#	Shinko Electric Co., Ltd.	6,000	19,201
	Shinko Plantech Co., Ltd.	3,000	39,922
	Shinko Shoji Co., Ltd.	2,000	20,391
	Shin-Kobe Electric Machinery Co., Ltd.	4,000	18,177
	Shinmaywa Industries, Ltd.	5,000	16,852
#	Shinnihon Corp.	4,000	9,027
#	Shiroki Co., Ltd.	7,000	19,876
	Shizuoka Gas Co., Ltd.	3,000	15,768
	SHO-BOND Holdings Co., Ltd.	2,000	23,698
#	Shobunsha Publications, Inc.	1,300	10,349
#	Shochiku Co., Ltd.	4,000	26,415
	Showa Corp.	1,400	12,352
#	Showa Sangyo Co., Ltd.	10,000	23,243
	Siix Corp.	2,400	22,977

28

	Sinanen Co., Ltd.	3,000	$12,181
	SKY Perfect JSAT Corp.	36	10,641
	SMK Corp.	5,000	29,429
#	Snow Brand Milk Products Co., Ltd.	6,500	16,500
#	Sorun Corp.	2,000	11,432
	SRA Holdings	1,000	16,442
#	SSP Co., Ltd.	8,000	36,850
#	Star Micronics Co., Ltd.	2,000	31,906
	Starzen Corp.	4,000	9,096
#	Stella Chemifa Corp.	900	21,413
	Sumco Techxiv Corp.	800	18,524
	Sumida Corp.	1,100	14,685
	Suminoe Textile Co., Ltd.	5,000	10,242
#	Sumisho Computer Systems Corp.	1,100	20,693
# *	Sumitomo Coal Mining Co., Ltd.	11,500	9,271
	Sumitomo Forestry Co., Ltd.	9,000	70,539
#	Sumitomo Light Metal Industries, Ltd.	11,000	14,856
# *	Sumitomo Mitsui Construction Co., Ltd.	9,660	9,028
	Sumitomo Osaka Cement Co., Ltd.	18,000	36,628
	Sumitomo Pipe & Tube Co., Ltd.	3,000	27,460
	Sumitomo Precision Products Co., Ltd.	2,000	7,232
	Sumitomo Seika Chemicals Co., Ltd.	4,000	15,483
	Sumitomo Warehouse Co., Ltd.	11,000	53,055
	Sun Wave Corp.	2,000	2,887
	SUNX, Ltd.	2,700	14,363
	Suruga Corp.	900	10,015
	SWCC Showa Holdings Co., Ltd.	12,000	17,371
*	SxL Corp.	3,000	1,585
#	T.Hasegawa Co., Ltd.	1,600	27,452
	Tachi-S Co., Ltd.	2,100	18,730
	Taihei Dengyo Kaisha, Ltd.	3,000	24,238
	Taiho Kogyo Co., Ltd.	1,900	24,359
	Taikisha, Ltd.	2,000	22,993
	Taisei Rotec Corp.	3,000	3,873
	Takagi Securities Co., Ltd.	5,000	11,779
	Takamatsu Corp.	1,600	23,372
#	Takaoka Electric Manufacturing Co., Ltd.	4,000	4,977
	Takara Holdings, Inc.	5,000	30,338
#	Takara Standard Co., Ltd.	5,000	21,359
	Takasago International Corp.	3,000	23,714
#	Takasago Thermal Engineering Co., Ltd.	6,000	45,262
#	Takashima & Co., Ltd.	4,000	4,495
	Takiron Co., Ltd.	3,000	7,107
#	Takuma Co., Ltd.	6,000	13,773
	Tamura Corp.	4,000	14,414
	Tasaki Shinju Co., Ltd.	2,000	5,044
	TCM Corp.	5,000	11,775
# *	Teac Corp.	5,000	4,665
	Techno Associe Co., Ltd.	1,800	20,316
#	Tecmo, Ltd.	2,000	25,001
	Teikoku Tsushin Kogyo Co., Ltd.	4,000	12,627
*	Tekken Corp.	11,000	11,180
	Tenma Corp.	2,000	29,394
	The Aichi Bank, Ltd.	300	23,640
	The Akita Bank, Ltd.	7,000	29,748

29

	The Aomori Bank, Ltd.	6,000	$22,581
	The Awa Bank, Ltd.	10,000	54,120
#	The Bank of Ikeda, Ltd.	700	19,869
#	The Bank of Iwate, Ltd.	700	43,079
#	The Bank of Nagoya, Ltd.	8,000	45,896
	The Bank of Okinawa, Ltd.	1,100	37,950
	The Bank of Saga, Ltd.	6,000	18,451
# *	The Chiba Kogyo Bank, Ltd.	800	10,156
	The Chukyo Bank, Ltd.	7,000	19,661
	The Daisan Bank, Ltd.	7,000	23,809
	The Daito Bank, Ltd.	10,000	9,490
	The Ehime Bank, Ltd.	6,000	20,581
#	The Eighteenth Bank, Ltd.	6,000	21,335
	The Fukui Bank, Ltd.	6,000	16,933
	The Hokkoku Bank, Ltd.	4,000	17,841
	The Hokuetsu Bank, Ltd.	7,000	15,988
	The Hyakugo Bank, Ltd.	11,000	62,451
#	The Japan General Estate Co., Ltd.	1,900	18,103
	The Japan Wool Textile Co., Ltd.	6,000	51,141
	The Kagawa Bank, Ltd.	3,000	17,252
	The Kagoshima Bank, Ltd.	9,000	62,464
	The Kanto Tsukuba Bank, Ltd.	1,700	9,034
	The Kita-Nippon Bank, Ltd.	400	13,926
# *	The Maruetsu, Inc.	5,000	38,331
	The Michinoku Bank, Ltd.	5,000	14,794
	The Minato Bank, Ltd.	21,000	39,939
	The Miyazaki Bank, Ltd.	6,000	24,655
	The Nagano Bank, Ltd.	6,000	13,787
	The Nanto Bank, Ltd.	10,000	44,381
	The Nippon Synthetic Chemical Industry Co., Ltd.	3,000	17,789
	The Nisshin Oillio Group, Ltd.	10,000	32,598
#	The Oita Bank, Ltd.	5,000	32,053
#	The San-in Godo Bank, Ltd.	8,000	64,795
	The Yasuda Warehouse Co., Ltd.	2,000	17,913
#	TIS, Inc.	1,800	32,926
	TKC Corp.	1,200	22,294
*	Toa Corp.	12,000	9,717
	Toa Doro Kogyo Co., Ltd.	3,000	3,669
#	Toabo Corp.	6,000	5,096
	Toagosei Co., Ltd.	20,000	68,410
# *	Tobishima Corp.	12,000	4,198
	TOC Co., Ltd.	5,000	38,380
#	Tocalo Co., Ltd.	1,000	17,347
	Tochigi Bank, Ltd.	7,000	41,089
	Toei Co., Ltd.	9,000	49,889
	Toenec Corp.	3,000	13,873
	Tohcello Co., Ltd.	2,000	11,328
	Toho Bank, Ltd.	6,000	24,111
	Toho Real Estate Co., Ltd.	4,000	26,274
#	Toho Zinc Co., Ltd.	4,000	26,536
	Tohoku Bank, Ltd.	8,000	13,505
	Tokai Corp.	5,000	20,036
	Tokai Tokyo Securities Co., Ltd.	7,000	29,142
*	Toko, Inc.	8,000	15,498
	Tokushima Bank, Ltd.	7,000	38,601

30

*	Tokushu Tokai Holdings Co., Ltd.	5,189	$8,993
	Tokyo Dome Corp.	5,000	24,166
	Tokyo Energy & Systems, Inc.	2,000	11,691
#	Tokyo Kikai Seisakusho, Ltd.	6,000	14,258
#	Tokyo Leasing Co., Ltd.	2,200	23,222
#	Tokyo Ohka Kogyo Co., Ltd.	1,200	25,575
	Tokyo Rakutenchi Co., Ltd.	5,000	16,469
	Tokyo Rope Manufacturing Co., Ltd.	4,000	6,358
#	Tokyo Seimitsu Co., Ltd.	1,000	18,335
#	Tokyo Style Co., Ltd.	4,000	37,941
	Tokyo Tekko Co., Ltd.	3,000	11,494
	Tokyo Theatres Co., Inc.	6,000	11,526
	Tokyo Tomin Bank, Ltd.	1,000	22,384
	Tokyotokeiba Co., Ltd.	7,000	13,344
	Tokyu Community Corp.	1,000	21,535
#	Tokyu Construction Co., Ltd.	5,880	17,738
#	Tokyu Livable, Inc.	1,800	15,844
	Tokyu Recreation Co., Ltd.	3,000	18,079
	Tokyu Store Chain Corp.	4,000	17,425
	Toli Corp.	6,000	11,423
	Tomato Bank, Ltd.	9,000	20,327
#	Tomen Electronics Corp.	800	8,872
#	Tomy Co., Ltd.	1,317	9,870
#	Tonami Transportation Co., Ltd.	3,000	7,454
# *	Tonichi Carlife Group, Inc.	3,000	2,971
	Toppan Forms Co., Ltd.	1,800	19,166
	Topy Industries, Ltd.	16,000	43,183
#	Torishima Pump Manufacturing Co., Ltd.	2,000	33,192
	Toshiba Machine Co., Ltd.	5,000	38,179
	Toshiba Plant Kensetsu Co., Ltd.	4,000	35,036
	Tosho Printing Co., Ltd.	5,000	11,159
	Totetsu Kogyo Co., Ltd.	3,000	16,436
	Totoku Electric Co., Ltd.	3,000	3,415
#	Tottori Bank, Ltd.	6,000	15,679
#	Touei Housing Corp.	900	6,830
# *	Towa Bank, Ltd.	10,000	10,669
#	Towa Pharmaceutical Co., Ltd.	900	41,183
#	Towa Real Estate Development Co., Ltd.	6,000	8,322
# *	Toyama Chemicals Co., Ltd.	7,000	57,357
# *	Toyo Construction Co., Ltd.	18,000	12,120
#	Toyo Corp.	3,000	40,495
#	Toyo Electric Co., Ltd.	5,000	12,703
	Toyo Engineering Corp.	11,000	50,644
	Toyo Ink Manufacturing Co., Ltd.	15,000	52,136
	Toyo Kanetsu K.K.	12,000	27,460
	Toyo Kohan Co., Ltd.	3,000	14,833
#	Toyo Radiator Co., Ltd.	5,000	28,444
#	Toyo Securities Co., Ltd.	5,000	18,818
	Toyo Tire & Rubber Co., Ltd.	8,000	22,062
#	Trans Cosmos, Inc.	1,100	14,027
#	Trusco Nakayama Corp.	2,300	34,877
	Tsubakimoto Chain Co.	9,000	56,338
	Tsukishima Kikai Co., Ltd.	3,000	26,294
	Tsumura & Co.	2,000	41,240
	Tsurumi Manufacturing Co., Ltd.	2,000	15,052

31

	Tsutsumi Jewelry Co., Ltd.	2,000	$39,985
	U. Store Co., Ltd.	2,800	20,741
	Ube Material Industries, Ltd.	6,000	17,052
	Uchida Yoko Co., Ltd.	4,000	16,969
	Uniden Corp.	2,000	12,428
	Unimat Offisco Corp.	1,700	19,558
#	Unitika, Ltd.	33,000	32,658
#	U-Shin, Ltd.	2,000	9,101
	Valor Co., Ltd.	2,000	20,964
*	Venture Link Co., Ltd.	8,600	9,694
*	Victor Co. of Japan, Ltd.	5,000	9,306
	Vital-Net, Inc.	2,800	17,901
*	Wakachiku Construction Co., Ltd.	4,000	3,005
	Warabeya Nichiyo Co., Ltd.	1,200	14,763
#	Watami Food Service Co., Ltd.	1,400	21,657
	Wood One Co., Ltd.	3,000	17,733
	Xebio Co., Ltd.	1,500	31,587
	Yamagata Bank, Ltd.	11,000	60,781
	Yamaichi Electronics Co., Ltd.	1,600	7,587
	Yamamura Glass Co., Ltd.	8,000	17,503
	Yamanashi Chuo Bank, Ltd.	7,000	40,265
#	Yamazen Co., Ltd.	3,000	11,246
	Yaoko Co., Ltd.	900	25,362
	Yellow Hat, Ltd., Tokyo	1,800	10,354
	Yodogawa Steel Works, Ltd.	9,000	45,838
	Yokohama Reito Co., Ltd.	3,000	21,519
#	Yokowo Co., Ltd.	1,700	11,387
#	Yomeishu Seizo Co., Ltd.	2,000	20,799
#	Yomiuri Land Co., Ltd.	3,000	10,537
	Yondenko Corp.	2,100	10,391
#	Yonekyu Corp.	2,000	18,143
#	Yorozu Corp.	1,900	27,569
	Yoshimoto Kogyo Co., Ltd.	2,000	24,726
#	Yoshinoya Holdings Co., Ltd.	23	38,366
	Yuraku Real Estate Co., Ltd.	3,000	9,149
	Yurtec Corp.	4,000	20,528
#	Yushiro Chemical Industry Co., Ltd.	1,000	16,801
#	Zenrin Co., Ltd.	1,800	43,468
#	Zensho Co., Ltd.	2,100	14,593
#	Zeria Pharmaceutical Co., Ltd.	2,000	19,365
#	Zuken, Inc.	2,000	18,436

TOTAL — JAPAN			16,409,486

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Promet Berhad	23,000	—

NETHERLANDS — (2.3%)
COMMON STOCKS — (2.3%)
	Aalberts Industries NV	3,132	60,581
#	Accell Group NV	795	31,323

32

*	AFC Ajax NV	864	$9,808
	Arcadis NV	806	49,450
#	ASM International NV	1,761	34,438
# *	BE Semiconductor Industries NV	1,100	5,410
#	Beter Bed Holding NV	1,357	31,549
	Boskalis Westminster CVA	3,846	212,350
	Brunel International NV	1,355	32,174
#	Corporate Express NV	3,485	41,269
# *	Crucell NV	1,761	24,368
	Draka Holding NV	762	21,926
	Eriks Group NV	272	19,256
	Exact Holding NV	619	25,492
	Gamma Holding NV	304	20,246
#	Grontmij NV	824	27,747
#	Hagemeyer NV	22,813	166,252
	Heijmans NV	819	30,028
	Hunter Douglas NV	453	26,304
	Imtech NV	3,855	91,161
	Innoconcepts NV	1,027	18,817
	Jetix Europe NV	783	21,404
	Kas Bank NV	488	19,034
*	Kendrion NV	133	3,252
	Koninklijke Bam Groep NV	3,544	77,717
	Koninklijke Ten Cate NV	1,361	45,983
	Koninklijke Vopak NV	1,141	59,414
*	Laurus NV	4,820	31,043
	Macintosh Retail Group NV	879	24,514
	Nutreco Holding NV	1,308	93,049
	Oce NV	3,355	62,220
	OPG Groep NV	1,812	54,230
	Ordina NV	772	11,020
# *	Pharming Group NV	3,806	7,184
	RSDB NV	354	16,255
*	Samas NV	3,291	21,438
	Sligro Food Group NV	924	33,887
	Smit Internationale NV	564	52,441
*	Tele Atlas NV	2,700	114,626
#	Telegraaf Media Groep NV	1,554	56,303
	TKH Group NV	2,708	58,012
	Unit 4 Agresso NV	982	27,361
	USG People NV	1,630	36,657
# *	Van der Moolen Holding NV	995	3,781
	Vedior NV	7,208	180,540

TOTAL — NETHERLANDS			2,091,314

NEW ZEALAND — (0.6%)
COMMON STOCKS — (0.6%)
	Air New Zealand, Ltd.	22,761	30,210
	Briscoe Group, Ltd.	15,371	16,535
	Cavalier Corp., Ltd.	8,600	18,605
	Fisher & Paykel Appliances Holdings, Ltd.	22,140	45,469
	Fisher & Paykel Healthcare Corp.	17,357	36,435
	Freightways, Ltd.	7,082	19,038
	Hallenstein Glassons Holdings, Ltd.	5,327	16,880

33

	Infratil, Ltd. (6459286)	13,698	$25,522
	Infratil, Ltd. (B24CYZ8)	2,739	3,022
	Mainfreight, Ltd.	3,992	20,846
	New Zealand Refining Co., Ltd.	11,600	69,446
	Nuplex Industries, Ltd.	4,647	22,822
	Port of Tauranga, Ltd.	7,100	37,101
	Pumpkin Patch, Ltd.	7,400	11,073
	Pyne Gould Guinness, Ltd.	13,558	22,813
	Ryman Healthcare, Ltd.	31,115	42,932
	Sanford, Ltd.	6,562	20,140
	Sky City Entertainment Group, Ltd.	19,117	60,281
	Steel & Tube Holdings, Ltd.	5,579	14,208
	Tower, Ltd.	13,350	21,829
TOTAL COMMON STOCKS			555,207

RIGHTS/WARRANTS — (0.0%)
*	Infratil, Ltd. Rights 06/29/12	1,369	416

TOTAL — NEW ZEALAND			555,623

NORWAY — (0.9%)
COMMON STOCKS — (0.9%)
#	Acta Holding ASA	5,000	17,260
	Aker Yards ASA	4,385	38,943
# *	Blom ASA	4,000	48,561
	Bonheur ASA	400	18,261
# *	Det Norske Oljeselskap ASA	56,000	72,368
#	DOF ASA	2,500	25,174
	EDB Business Partner ASA	2,200	14,679
	Ekornes ASA	1,600	28,843
# *	Eltek ASA	1,920	8,798
*	Ementor ASA	2,000	13,257
	Farstad Shipping ASA	800	21,287
*	Fast Search & Transfer ASA	5,500	19,302
	Ganger Rolf ASA	960	38,756
	Kongsberg Automotive ASA	2,200	12,757
	Kongsberg Gruppen ASA	300	19,452
#	Leroy Seafood Group ASA	1,200	24,891
# *	Ocean Rig ASA	7,000	53,498
	Odfjell ASA Series A	1,000	15,354
	Rieber and Son ASA Series A	3,600	32,023
# *	Sevan Marine ASA	3,600	45,776
	Solstad Offshore ASA	1,000	27,452
	Sparebanken Midt-Norge	4,700	54,020
#	Tomra Systems ASA	9,200	62,614
	Veidekke ASA	2,900	25,823
	Wilh. Wilhelmsen ASA	2,050	73,819

TOTAL — NORWAY			812,968

PORTUGAL — (0.4%)
COMMON STOCKS — (0.4%)
*	Impresa Sociedade Gestora de Participacoes SA	6,108	14,276
	Jeronimo Martins SGPS SA	17,135	126,143

34

	Mota-Engil SGPS SA	2,642	$18,098
#	Portucel-Empresa Produtora de Pasta de Papel SA	20,700	65,455
	Sociedade de Investimento e Gestao SGPS SA	6,200	75,654
*	Sonae Industria SGPS SA	2,500	17,940
*	Sonaecom SGPS SA	8,301	29,628

TOTAL — PORTUGAL			347,194

SINGAPORE — (1.7%)
COMMON STOCKS — (1.7%)
	Allgreen Properties, Ltd.	2,000	1,797
	Ascott Group, Ltd.	21,000	25,700
*	Asia Food and Properties, Ltd.	70,000	37,529
	Bukit Sembawang Estates, Ltd	4,500	29,512
	Cerebos Pacific, Ltd.	15,000	42,289
	CH Offshore, Ltd.	17,400	7,199
*	Chartered Semiconductor Manufacturing, Ltd.	54,000	27,847
#	China Aviation Oil (Singapore) Corp.	34,473	38,792
	Chuan Hup Holdings, Ltd.	87,000	22,503
	Creative Technology Co., Ltd.	2,650	13,867
#	Delong Holdings, Ltd.	17,000	40,087
#	Ezra Holdings Pte, Ltd.	14,000	23,250
*	Fu Yu Corp., Ltd.	78,750	8,601
	GK Goh Holdings, Ltd.	17,000	12,788
	Goodpack, Ltd.	14,000	15,968
#	Hi-P International, Ltd.	23,000	8,477
	Ho Bee Investment, Ltd.	14,000	12,020
	Hong Leong Asia, Ltd.	18,000	38,011
	Hotel Grand Central, Ltd.	29,203	20,063
	Hotel Plaza, Ltd.	37,500	48,778
	Hotel Properties, Ltd.	17,200	39,077
	Hwa Hong Corp., Ltd.	85,000	40,778
	Hyflux, Ltd.	11,000	25,618
	Jaya Holdings, Ltd.	22,000	20,590
	K1 Ventures, Ltd.	120,000	16,579
	Keppel Telecommunications and Transportation, Ltd.	60,000	208,351
	Kim Eng Holdings, Ltd.	23,000	35,998
*	Lafe Technology, Ltd.	39,200	4,717
	Metro Holdings, Ltd.	41,000	23,187
	Midas Holdings, Ltd.	21,000	16,837
	MobileOne, Ltd.	14,000	20,020
*	Orchard Parade Holdings, Ltd.	11,239	9,438
	Osim International, Ltd.	16,000	4,315
	Petra Foods, Ltd.	20,000	17,623
	Raffles Education Corp., Ltd.	29,000	54,302
	Robinson & Co., Ltd.	9,600	45,863
	SBS Transit, Ltd.	23,000	40,498
	Singapore Food Industries, Ltd.	35,000	19,608
	Singapore Post, Ltd.	25,000	19,830
	SMRT Corp., Ltd.	18,000	22,429
	Straits Trading Co., Ltd.	46,200	222,564
	Tuan Sing Holdings, Ltd.	44,000	8,483
	Unisteel Technology, Ltd.	15,000	14,927
	United Engineers, Ltd.	11,000	29,978
	UOB-Kay Hian Holdings, Ltd.	30,000	43,210

35

	WBL Corp., Ltd.	22,000	$74,589
TOTAL COMMON STOCKS			1,554,487

RIGHTS/WARRANTS — (0.0%)
*	Goodpack, Ltd. Rights 07/16/09	1,750	414

TOTAL — SINGAPORE			1,554,901

SPAIN — (1.7%)
COMMON STOCKS — (1.7%)
	Abengoa SA	2,121	72,472
	Adolfo Dominguez SA	425	13,898
#	Amper SA	1,600	27,402
# *	Avanzit SA	13,800	50,742
# *	Azkoyen SA	2,080	16,861
	Banco de Andalucia SA	224	19,109
	Banco de Credito Balear SA	573	16,725
#	Banco Guipuzcoano SA	4,310	69,457
*	Campofrio Alimentacion SA	1,527	22,765
	Cementos Portland Valderrivas SA	641	61,113
	Compania de Distribucion Integral Logista SA	1,100	87,645
	Construcciones y Auxiliar de Ferrocarriles SA	169	72,383
*	Corporacion Dermoestetica	1,600	15,088
	Duro Felguera SA	1,768	20,509
	Ebro Puleva SA	3,030	56,987
	Electnor SA	711	33,730
*	Ercros SA	30,270	12,709
#	Faes Farma SA	5,340	76,536
	Grupo Empresarial Ence SA	6,000	51,664
	Iberpapel Gestion SA	936	20,551
#	La Seda de Barcelona SA	39,580	71,339
	Mecalux SA	742	23,786
	Miquel y Costas & Miquel SA	555	12,552
*	Natraceutical SA	15,014	17,608
*	NH Hoteles SA	3,495	47,885
	Obrascon Huarte Lain SA	722	24,163
	Papeles y Cartones de Europa SA	2,299	20,628
	Pescanova SA	479	24,602
	Prosegur Cia de Seguridad SA	2,200	84,090
#	Service Point Solutions SA (B07NKR8)	4,907	17,159
*	Service Point Solutions SA (B2PKK19)	163	581
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	4,714	17,151
	Sol Melia SA	3,261	48,938
	SOS Cuetara SA	2,659	58,100
#	Tubacex SA	5,465	50,971
	Tubos Reunidos SA	4,865	29,998
	Unipapel SA	733	16,842
*	Urbas Guadahermosa SA	4,591	3,651
# *	Vertice Trescientos Sesenta Grados SA	651	1,641
	Vidrala SA	640	19,667
	Viscofan SA	2,730	58,062
*	Zeltia SA, Madrid	12,166	80,708

TOTAL — SPAIN			1,548,468

36

SWEDEN — (1.5%)
COMMON STOCKS — (1.5%)
	Addtech AB Series B	2,500	$55,076
*	Anoto Group AB	7,000	8,687
	Axfood AB	1,800	62,656
	Axis Communications AB	2,100	37,848
	B&B Tools AB	2,500	70,145
	Ballingslov International AB	600	16,630
	Bilia AB Series A	2,975	44,483
	Billerud AB	2,100	23,828
#	Cantena AB	1,487	24,189
	Cardo AB	1,700	46,530
	Carl Lamm AB	300	2,616
*	Cision AB	2,880	7,836
#	Clas Ohlson AB Series B	900	17,783
	Cloetta AB Series B	500	18,243
	D. Carnegie & Co. AB	5,750	98,733
	Elekta AB Series B	5,600	102,195
	Eniro AB	4,800	36,153
	G & L Beijer AB Series B	800	22,455
	Gunnebo AB	1,800	18,034
	Haldex AB	1,680	29,841
	Hoganas AB Series B	1,300	27,762
*	IBS AB Series B	5,000	10,714
	Intrum Justitia AB	5,500	88,136
	JM AB	2,312	49,307
	Lagercrantz Group AB Series B	2,500	12,142
*	Micronic Laser Systems AB	1,600	7,505
	Munters AB	2,250	22,499
	New Wave Group AB Series B	2,000	15,933
#	NIBE Industrier AB	1,900	18,192
#	Nobia AB	5,100	43,255
	Nolato AB Series B	1,100	9,947
*	PA Resources AB	3,900	31,328
	Peab AB Series B	3,200	31,589
*	Peab Industri AB	1,600	15,709
#	Q-Med AB	1,500	11,628
#	Rottneros Bruk AB	11,700	3,832
*	Scribona AB Series B	900	682
	Skistar AB	1,500	24,467
*	SWECO AB Series B	1,500	13,410
# *	Teleca AB Series B	8,000	16,156
*	Telelogic AB	9,000	29,818
	Tietoenator Corp. AB	1,015	19,038
	Trelleborg AB Series B	3,600	64,440

TOTAL — SWEDEN			1,311,450

SWITZERLAND — (2.8%)
COMMON STOCKS — (2.8%)
	AFG Arbonia-Forster Holding AG	75	25,553
	Allreal Holding AG	372	48,871
*	Ascom Holding AG	1,474	17,007
	Bachem Holdings AG	343	30,249

37

	Bank Coop AG	151	$11,581
	Bank Sarasin & Cie Series B	10	44,847
	Banque Cantonale de Geneve	85	22,014
	Banque Cantonale Vaudoise	144	74,383
	Banque Privee Edmond de Rothschild SA	2	74,667
*	Basilea Pharmaceutica AG	201	38,459
	Belimo Holdings AG	34	37,798
	Bellevue Group AG	298	21,931
	Berner Kantonalbank	264	58,632
	Bobst Group AG	800	57,139
	Bucher Industries AG	268	67,987
	Charles Voegele Holding AG	317	28,249
	Clariant AG	4,754	40,699
	Conzzeta Holdings AG	27	66,562
*	Dufry Group	187	16,093
	Emmi AG	111	16,011
	Ems-Chemie Holding AG	300	44,158
	Energiedienst Holding AG	100	65,206
	Flughafen Zuerich AG	117	48,946
#	Forbo Holding AG	82	41,086
	Galenica Holding AG	362	139,083
	George Fisher AG	155	77,334
	Gurit Holding AG	25	19,092
	Helvetia Holding AG	188	71,465
	Hexagon AB	1,350	26,930
	Jelmoli Holding AG	16	40,908
	Kaba Holding AG	90	28,807
*	Kardex AG	430	21,438
	Komax Holding AG	205	29,070
	Kudelski SA	1,700	22,310
	Kuoni Reisen Holding AG	120	56,261
	Luzerner Kantonalbank	200	50,947
	Medisize Holding AG	250	19,607
*	Micronas Semiconductor Holding AG	800	7,338
	Phoenix Mecano AG	50	25,339
	PubliGroupe SA	70	22,214
	Rieters Holdings AG	155	62,526
	Romande Energie Holding SA	50	116,040
#	Schulthess Group AG	434	32,347
	Schweiter Technology AG	80	30,610
	Schweizerhall Holding AG	184	30,266
	Schweizerische National Versicherungs Gesellschaft	30	23,433
	SEZ Holding AG	815	28,132
	SIA Abrasives Holding AG	78	29,607
	Societe Generale d’Affichage	64	14,716
	St. Galler Kantonalbank	98	45,799
*	Swisslog Holding AG	16,104	17,709
	Swissquote Group Holding SA	538	28,881
	Tecan Group AG	607	34,723
# *	Temenos Group AG	2,495	62,446
	Valartis Group AG	200	12,783
	Valiant Holding AG	541	96,853
	Valora Holding AG	100	23,262
	Vontobel Holdings AG	1,700	60,110
# *	Ypsomed Holdings AG	227	19,573

38

	Zehnder Holding AG	12	$15,893
	Zuger Kantonalbank	8	28,428

TOTAL — SWITZERLAND			2,470,408

UNITED KINGDOM — (15.5%)
COMMON STOCKS — (15.5%)
	Abbot Group P.L.C.	7,000	53,697
	Aberdeen Asset Management P.L.C.	38,814	102,683
*	Acambis P.L.C.	3,063	7,097
	Aegis Group P.L.C.	33,093	73,101
	Aga Foodservice Group P.L.C.	12,188	74,265
	Aggreko P.L.C.	14,299	165,967
	Alba P.L.C.	1,765	3,376
	Alexon Group P.L.C.	3,118	6,077
*	Alizyme P.L.C.	8,514	6,669
*	Alphameric P.L.C.	12,452	5,504
	Amlin P.L.C.	33,505	183,140
	Anglo Pacific Group P.L.C.	9,858	30,000
	Anite P.L.C.	7,470	6,355
	Arena Leisure P.L.C.	8,000	8,165
*	Aricom P.L.C.	47,713	74,604
	ARM Holdings P.L.C.	81,209	145,212
	Arriva P.L.C.	13,563	182,614
	Ashtead Group P.L.C.	13,374	20,130
	Atkins WS P.L.C.	4,902	106,744
*	Autonomy Corp. P.L.C.	6,824	126,935
	Aveva Group P.L.C.	2,329	45,433
*	Avis Europe P.L.C.	21,462	11,452
*	Axis-Shield P.L.C.	3,456	18,037
	Axon Group P.L.C.	1,245	13,796
	Babcock International Group P.L.C.	10,808	121,068
	Balfour Beatty P.L.C.	2,239	19,646
	Barr (A.G.) P.L.C.	1,130	26,601
	BBA Aviation P.L.C.	32,911	119,747
	Beazley Group P.L.C.	30,219	96,459
	Bellway P.L.C.	4,000	62,959
	Benfield Group, Ltd. P.L.C.	6,594	34,955
*	Biocompatibles International P.L.C.	927	2,736
#	Blacks Leisure Group P.L.C.	2,366	8,306
*	Blinkx P.L.C.	4,802	1,685
	Bloomsbury Publishing P.L.C.	3,174	10,231
	Bodycote International P.L.C.	15,450	57,194
	Bovis Homes Group P.L.C.	9,037	103,897
	BPP Holdings P.L.C.	2,800	29,924
	Brammer P.L.C.	1,933	10,226
	Brewin Dolphin Holdings P.L.C.	18,429	57,937
	Brit Insurance Holdings P.L.C.	19,204	88,240
	British Polythene Industries P.L.C.	2,000	11,005
	Britvic P.L.C.	6,174	40,597
	BSS Group P.L.C.	5,876	42,096
*	BTG P.L.C.	8,348	14,700
	Capital & Regional P.L.C.	2,615	26,472
	Care UK P.L.C.	2,594	22,436
	Carillion P.L.C.	26,436	195,244

39

	Carpetright P.L.C.	4,000	$57,278
	Castings P.L.C.	4,744	27,023
	Catlin Group, Ltd.	16,018	120,315
*	Charter P.L.C.	8,148	132,817
	Chemring Group P.L.C.	2,294	111,278
	Chesnara P.L.C.	3,500	11,125
	Chloride Group P.L.C.	12,218	43,414
*	Chrysalis Group P.L.C.	2,000	5,156
	Clinton Cards P.L.C.	13,538	14,889
	Close Brothers Group P.L.C.	6,551	85,083
	Collins Stewart P.L.C.	4,982	13,166
*	Colt Telecom Group SA	13,597	44,217
	Communisis P.L.C.	4,553	6,324
	Computacenter P.L.C.	6,654	23,656
*	Connaught P.L.C.	7,237	57,692
	Consort Medical P.L.C.	1,360	15,494
	Cookson Group P.L.C.	6,400	75,328
	Corin Group P.L.C.	2,986	33,212
	Cranswick P.L.C.	1,977	21,299
	Croda International P.L.C.	5,591	66,929
*	CSR P.L.C.	5,290	33,390
	Dairy Crest Group P.L.C.	10,341	107,949
*	Dana Petroleum P.L.C.	5,619	147,912
*	Danka Business Systems P.L.C.	7,000	485
	Davis Service Group P.L.C.	12,354	122,256
	Dawson Holdings P.L.C.	6,455	12,395
	De La Rue P.L.C.	7,044	126,015
	Delta P.L.C.	6,000	12,308
	Detica Group P.L.C.	6,235	30,671
	Development Securities P.L.C.	1,186	11,325
	Devro P.L.C.	8,000	12,861
	Dialight P.L.C.	2,792	8,168
	Dignity P.L.C.	4,751	68,534
	Dimension Data Holdings P.L.C.	78,371	79,693
	Diploma P.L.C.	7,500	24,350
	Domino Printing Sciences P.L.C.	6,574	39,781
	DS Smith P.L.C.	31,526	98,722
	DTZ Holdings P.L.C.	4,629	21,120
	Dyson Group P.L.C.	3,052	7,221
	E2V Technologies P.L.C.	2,700	12,996
	Electrocomponents P.L.C.	25,911	90,177
	Elementis P.L.C.	23,267	35,429
	Emap P.L.C.	8,505	155,266
	Ennstone P.L.C.	46,777	27,575
	Enodis P.L.C.	16,913	53,938
	Erinaceous Group P.L.C.	4,077	243
	Euromoney Institutional Investor P.L.C.	3,960	27,932
	Evolution Group P.L.C.	7,200	16,561
	Expro International Group P.L.C.	6,150	152,736
	F&C Asset Management P.L.C.	30,246	105,184
	Fenner P.L.C.	7,389	37,731
	Fidessa Group P.L.C.	2,121	38,938
	Filtrona P.L.C.	7,745	29,005
*	Filtronic P.L.C.	3,555	12,112
	Findel P.L.C.	3,443	35,014

40

	FKI P.L.C.	26,756	$38,475
	Forth Ports P.L.C.	2,313	89,752
	Foseco P.L.C.	4,553	26,102
	French Connection Group P.L.C.	2,765	5,417
*	Full Circle Future, Ltd.	3,000	—
	Fuller Smith & Turner P.L.C.	3,070	35,081
	Future P.L.C.	13,448	8,245
*	Galiform P.L.C.	31,043	50,523
	Galliford Try P.L.C.	13,505	18,561
	Game Group P.L.C.	17,436	64,243
	Games Workshop Group P.L.C.	510	2,195
	GCAP Media P.L.C.	5,709	21,548
*	Genus P.L.C.	3,377	47,167
	Go-Ahead Group P.L.C.	2,000	71,104
	Greene King P.L.C.	10,256	131,942
	Greggs P.L.C.	640	54,858
	Halfords Group P.L.C.	8,640	48,132
	Halma P.L.C.	18,397	75,738
	Headlam Group P.L.C.	3,793	29,318
	Helical Bar P.L.C.	4,115	29,853
#	Helphire P.L.C.	6,555	22,263
	Henderson Group P.L.C.	38,295	76,751
	Henry Boot P.L.C.	3,595	9,963
*	Heywood Williams Group P.L.C.	5,000	3,636
	Hikma Pharmaceuticals P.L.C.	6,026	59,219
	Hill & Smith Holdings P.L.C.	7,437	48,547
	Hiscox, Ltd.	24,784	134,609
#	HMV Group P.L.C.	23,197	58,000
*	Hochschild Mining P.L.C.	6,698	58,157
	Holidaybreak P.L.C.	2,376	27,637
	Homeserve P.L.C.	3,150	123,183
	Hunting P.L.C.	6,453	98,744
	Huntsworth P.L.C.	1,679	2,418
	Hyder Consulting P.L.C.	2,034	17,118
	IG Group Holdings P.L.C.	16,273	112,384
	IMI P.L.C.	18,222	139,430
	Inchcape P.L.C.	23,384	180,688
	Innovation Group P.L.C.	44,854	28,653
	International Personal Finance P.L.C.	14,134	57,134
	Interserve P.L.C.	9,249	78,497
	Intertek Group P.L.C.	8,663	153,670
	ITE Group P.L.C.	10,838	32,167
	J.D. Wetherspoon P.L.C.	7,000	42,445
	James Fisher & Sons P.L.C.	3,436	40,716
	Jardine Lloyd Thompson Group P.L.C.	6,949	49,590
	JJB Sports P.L.C.	12,000	28,986
	JKX Oil and Gas P.L.C.	6,993	63,779
	John Menzies P.L.C.	3,000	32,554
	Johnson Service Group P.L.C.	2,872	1,553
	Johnston Press P.L.C.	17,337	66,017
	Kcom Group P.L.C.	15,853	13,684
	Keller Group P.L.C.	3,959	46,639
	Kesa Electricals P.L.C.	26,609	112,414
	Kier Group P.L.C.	1,809	49,912
	Kiln, Ltd.	11,852	34,903

41

	Kofax P.L.C.	4,824	$18,017
	Laird Group P.L.C.	10,782	105,891
	Lavendon Group P.L.C.	1,578	11,531
	Liontrust Asset Management P.L.C.	2,728	14,761
	London Scottish Bank P.L.C.	9,849	3,599
	Lookers P.L.C.	5,753	10,489
	Low & Bonar P.L.C.	7,500	17,566
	Luminar Group Holdings P.L.C.	2,328	16,182
	Macfarlane Group P.L.C.	6,000	3,039
	Management Consulting Group P.L.C.	21,891	16,463
	Marshalls P.L.C.	5,652	29,835
	Marston’s P.L.C.	14,576	69,382
	Mcbride P.L.C.	6,500	12,107
	Meggitt P.L.C.	15,662	86,357
	Melrose Resources P.L.C.	5,289	38,149
	Michael Page International P.L.C.	21,322	117,985
	Micro Focus International P.L.C.	5,660	22,488
	Millennium and Copthorne Hotels P.L.C.	7,254	57,856
*	Minerva P.L.C.	5,000	12,978
	Misys P.L.C.	31,196	91,870
	Mitie Group P.L.C.	12,853	65,496
	Molins P.L.C.	1,360	3,658
*	Monitise P.L.C.	11,823	2,300
	Morgan Crucible Co. P.L.C.	10,153	41,700
	Morgan Sindall P.L.C.	1,492	32,116
	Morse P.L.C.	9,635	10,419
	Mothercare P.L.C.	3,573	29,399
	Mouchel Group P.L.C.	5,135	41,754
	N Brown Group P.L.C.	9,038	44,675
	National Express Group P.L.C.	7,300	163,314
	Nestor Healthcare Group P.L.C.	4,757	5,191
*	Nord Anglia Education P.L.C.	3,216	17,678
	Northern Foods P.L.C.	23,834	42,526
	Northgate Information Solutions P.L.C.	22,083	41,244
	Northgate P.L.C.	3,863	50,632
	Northumbrian Water Group P.L.C.	18,478	128,064
*	NXT P.L.C.	3,360	482
	OPD Group P.L.C.	2,139	7,662
*	Oxford Biomedica P.L.C.	29,875	15,638
	Oxford Instruments P.L.C.	4,604	17,398
*	Parity Group P.L.C.	225	181
	PayPoint P.L.C.	1,573	18,852
	Pendragon P.L.C.	28,408	18,920
	Photo-Me International P.L.C.	11,000	7,365
	Pinewood Shepperton P.L.C.	3,450	14,632
*	Pinnacle Staffing Group P.L.C.	3,700	303
	Premier Farnell P.L.C.	10,889	32,190
	Premier Foods P.L.C.	12,535	22,733
*	Premier Oil P.L.C.	4,000	109,939
*	Protherics P.L.C.	20,338	22,507
	Provident Financial P.L.C.	7,567	119,883
	Psion P.L.C.	6,000	12,444
	PZ Cussons P.L.C.	14,129	49,607
*	Qinetiq P.L.C.	31,363	122,589
	Rathbone Brothers P.L.C.	1,642	31,403

42

	Raven Mount P.L.C.	13,000	$20,833
	Redrow P.L.C.	11,802	71,330
*	Regent Inns P.L.C.	4,883	1,649
	Regus Group P.L.C.	30,700	51,362
	Renishaw P.L.C.	2,904	39,903
	Rensburg Sheppards P.L.C.	1,080	13,057
	Restaurant Group P.L.C.	8,444	24,130
*	Rightmove P.L.C.	2,008	19,844
	RM P.L.C.	5,970	25,805
	Robert Wiseman Dairies P.L.C.	1,877	18,137
	ROK P.L.C.	11,035	24,005
	Rotork P.L.C.	4,906	96,146
	RPC Group P.L.C.	4,083	16,104
	RPS Group P.L.C.	9,770	57,296
	Savills P.L.C.	5,508	37,080
*	Scapa Group P.L.C.	6,600	3,862
*	SCI Entertainment Group P.L.C.	1,955	1,511
*	SDL P.L.C.	3,813	21,740
	Senior P.L.C.	14,400	28,259
	Severfield-Rowen P.L.C.	1,808	11,170
	Shanks Group P.L.C.	14,724	66,741
	Shore Capital Group P.L.C.	11,089	8,410
	SIG P.L.C.	5,999	98,706
	Signet Group P.L.C.	15,466	18,645
*	Skyepharma P.L.C.	28,800	7,272
*	SMG P.L.C.	10,000	2,726
	Smiths News P.L.C.	10,824	21,661
*	Soco International P.L.C.	3,613	138,881
	Spectris P.L.C.	5,378	83,459
	Speedy Hire P.L.C.	1,564	24,462
	Spirax-Sarco Engineering P.L.C.	6,100	113,398
*	Spirent Communications P.L.C.	42,716	49,063
	SSL International P.L.C.	8,710	84,098
	St Ives Group P.L.C.	3,000	15,145
	ST Modwen Properties P.L.C.	11,500	110,705
	St. Jame’s Place P.L.C.	5,007	26,229
	Stagecoach Group P.L.C.	31,818	157,814
*	Stanelco P.L.C.	51,229	363
	Sthree P.L.C.	2,791	12,426
	T. Clarke P.L.C.	3,989	12,924
	Taylor Nelson Sofres P.L.C.	17,457	63,939
	TDG P.L.C.	4,126	20,183
	Ted Baker P.L.C.	1,617	15,024
	The Vitec Group P.L.C.	2,000	19,850
	The Weir Group P.L.C.	10,306	157,672
*	THUS Group P.L.C.	5,300	12,359
	Tomkins P.L.C.	41,311	138,508
	Topps Tiles P.L.C.	5,775	14,552
	Town Centre Securities P.L.C.	3,092	18,009
	Travis Perkins P.L.C.	7,449	159,242
	Trinity Mirror P.L.C.	6,899	38,766
	TT electronics P.L.C.	6,965	13,004
	Tullett Prebon P.L.C.	10,034	100,049
*	UK Coal P.L.C.	7,301	66,142
	Ultra Electronics Holdings P.L.C.	2,783	65,962

43

	Uniq P.L.C.	7,440	$19,504
	United Business Media P.L.C.	16,744	176,401
	UTV Media P.L.C.	2,430	12,250
	Venture Production P.L.C.	5,663	80,616
*	Vernalis P.L.C.	2,514	456
	Victrex P.L.C.	3,288	48,440
	VT Group P.L.C.	11,026	144,865
*	Wembley P.L.C.	1,429	284
	WH Smith P.L.C.	9,800	72,480
	Whatman P.L.C.	6,385	33,832
	White Young Green P.L.C.	2,244	15,392
	William Hill P.L.C.	4,953	36,838
	Wilmington Group P.L.C.	6,879	27,283
	Wincanton P.L.C.	5,790	41,569
*	Wolfson Microelectronics P.L.C.	7,866	21,291
	Woolworths Group P.L.C.	71,508	15,219
	WSP Group P.L.C.	4,191	45,040
	Xaar P.L.C.	5,056	15,840
	Yule Catto & Co. P.L.C.	6,673	22,457

TOTAL — UNITED KINGDOM			13,862,524

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $540,000 FHLMC 6.275% (r), 09/01/36, valued at $445,512) to be repurchased at $435,107	$435	435,000

SECURITIES LENDING COLLATERAL — (16.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $37,330,421 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 01/01/36 to 02/01/38, valued at $15,257,427) to be repurchased at $14,962,226	14,958	14,958,262

TOTAL INVESTMENTS - (100.0%)
(Cost $81,732,647) ##		$89,426,132

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$8,725,443
Level 2 – Other Significant Observable Inputs	80,700,689
Level 3 – Significant Unobservable Inputs	—
Total	$89,426,132

44

VA SHORT-TERM FIXED PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Face
		Amount	Value †
		(000)
UNITED STATES — (99.2%)
BONDS — (15.1%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	$1,700	$1,694,524
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	2,000	1,999,022
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	1,900	1,882,746
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	1,000	1,002,417
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,100	2,094,202
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	2,000	1,993,836
	Wells Fargo & Co. Floating Rate Note
(r)	5.091%, 09/15/09	2,200	2,192,945
TOTAL BONDS			12,859,692

CERTIFICATES OF DEPOSIT INTEREST BEARING — (4.6%)
	Barclays Bank
	3.050%, 04/25/08	1,800	1,800,000
	Royal Bank of Canada
	3.000%, 03/24/08	2,100	2,100,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			3,900,000

COMMERCIAL PAPER — (79.5%)
	Abbey National North America
	3.030%, 03/04/08	2,100	2,099,286
	ABN-AMRO North American Finance
	3.030%, 03/04/08	2,100	2,099,286
	Allianz Finance Corp.
	2.980%, 04/22/08	2,100	2,090,570
	Archer-Daniels-Midland Co.
	2.930%, 03/20/08	2,100	2,096,372
	Bank of Nova Scotia
	3.050%, 03/14/08	1,800	1,797,845
	BNP Paribas Finance, Inc.
	3.060%, 03/04/08	2,100	2,099,286
	Cafco LLC
	3.320%, 03/11/08	2,100	2,097,712
	CBA (DE) Finance, Inc.
	4.850%, 03/12/08	2,000	1,997,951
	Ciesco L.P.
	3.250%, 03/10/08	2,100	2,097,917

1

CME Group, Inc.
2.990%, 03/04/08	$2,100	$2,099,286
CRC Funding LLC
3.320%, 03/11/08	2,100	2,097,712
Danske Corp.
3.020%, 03/13/08	2,100	2,097,668
Deutsche Bank Financial
3.130%, 03/05/08	2,200	2,199,065
Dexia Delaware LLC
3.000%, 04/07/08	2,100	2,093,208
FPL Fuels, Inc.
3.000%, 03/13/08	1,100	1,098,767
3.030%, 03/13/08	1,000	998,879
ING America Insurance Holdings
3.050%, 03/12/08	2,000	1,997,951
KFW International Finance, Inc.
3.000%, 03/10/08	500	499,574
Kreditanstalt fuer Wiederaufbau
3.000%, 03/07/08	1,800	1,798,950
Lloyds TSB Bank P.L.C.
3.010%, 03/11/08	2,100	2,098,030
MetLife Funding, Inc.
2.920%, 03/10/08	1,800	1,798,466
National Rural Utilities
2.960%, 03/06/08	2,100	2,098,919
New Center Asset Trust
3.250%, 03/11/08	2,100	2,097,712
Nordea North America, Inc.
3.030%, 03/07/08	2,100	2,098,738
NYSE Euronext
2.960%, 03/03/08	500	499,873
Paccar Financial Corp.
3.000%, 03/04/08	900	899,700
4.160%, 03/19/08	1,300	1,297,887
Pitney Bowes, Inc.
2.900%, 03/11/08	2,100	2,098,011
Queensland Treasury Corp.
2.920%, 03/05/08	2,100	2,099,108
Rabobank USA Financial Corp.
3.040%, 03/03/08	2,100	2,099,465
Rockwell Automation, Inc.
2.940%, 03/10/08	2,100	2,098,135
Southern Co.
2.920%, 03/24/08	2,100	2,095,646
Svenska Handelsbanken
3.010%, 04/07/08	2,100	2,093,208
Total Capital SA
4.250%, 03/31/08	2,300	2,293,904
UBS Finance Delaware, Inc.
4.410%, 04/04/08	2,100	2,093,732
Westpac Banking Corp.
3.040%, 03/11/08	2,100	2,098,030
TOTAL COMMERCIAL PAPER		67,415,849

TOTAL — UNITED STATES		84,175,541

2

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $3,650,000 FNMA 3.50%, 03/25/33, valued at $678,324) to be repurchased at $668,164	$668	$668,000

TOTAL INVESTMENTS - (100.0%) (Cost $84,875,417)##		$84,843,541

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	—
Level 2 – Other Significant Observable Inputs	$84,843,541
Level 3 – Significant Unobservable Inputs	—
Total	$84,843,541

3

VA GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)

AUSTRIA — (5.6%)
BONDS — (5.6%)
Austria Government International Bond
(f) 3.000%, 08/21/09	1,200	$1,158,735
Oesterreichische Kontrollbank AG
(j) 1.800%, 03/22/10	245,000	2,406,393
PfandBriefstelle der Oesterreichischen Landes-Hypothekenbanken
(j) 1.600%, 02/15/11	200,000	1,963,656
TOTAL — AUSTRIA		5,528,784

BELGIUM — (2.0%)
BONDS — (2.0%)
Belgium, Kingdom of
5.750%, 03/28/08	1,300	1,974,599

CANADA — (0.3%)
BONDS — (0.3%)
Ontario, Province of
(j) 1.875%, 01/25/10	30,000	294,852

DENMARK — (1.6%)
BONDS — (1.6%)
Kommunekredit
(f) 3.000%, 11/19/08	1,670	1,605,853

FRANCE — (7.1%)
BONDS — (7.1%)
ERAP
3.375%, 04/25/08	500	758,214
Government of France
5.250%, 04/25/08	1,600	2,432,743
IXIS- CIB
2.750%, 06/26/08	260	392,722
Societe Nationale des Chemins de Fer Francais
7.500%, 04/26/08	1,500	2,286,201
UNEDIC
3.500%, 09/18/08	800	1,209,217
TOTAL — FRANCE		7,079,097

GERMANY — (9.5%)
BONDS — (9.5%)
Kreditanstalt fuer Wiederaufbau
(s) 3.750%, 01/28/09	400	64,285

1

(j) 1.750%, 03/23/10	20,000	$196,527
(j) 1.850%, 09/20/10	150,000	1,481,444
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	2,000	1,920,115
Landwirtschaftliche Rentenbank
(t) 5.340%, 03/10/08	1,400	1,303,538
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
(f) 1.500%, 03/25/08	500	479,668
3.000%, 07/04/08	850	1,284,674
Norddeutsche Landesbank Girozentrale AG
(j) 0.900%, 02/08/10	280,000	2,701,398
TOTAL — GERMANY		9,431,649

JAPAN — (3.2%)
BONDS — (3.2%)
Japan Finance Corp. for Municipal Enterprises
1.550%, 02/21/12	225,000	2,230,250
Japan Financial Corp. Small and Medium Enterprises
1.100%, 09/20/11	100,000	972,985
TOTAL — JAPAN		3,203,235

NETHERLANDS — (2.7%)
BONDS — (2.7%)
Rabobank Nederland
(s) 2.250%, 05/08/09	2,000	315,700
(j) 0.800%, 02/03/11	250,000	2,398,316
TOTAL — NETHERLANDS		2,714,016

NORWAY — (2.4%)
BONDS — (2.4%)
Eksportfinans
(j) 1.800%, 06/21/10	243,000	2,389,390

SPAIN — (2.5%)
BONDS — (2.5%)
Instituto de Credito Oficial
(j) 1.500%, 09/20/12	255,000	2,514,854

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.1%)
BONDS — (3.1%)
African Development Bank
(j) 1.950%, 03/23/10	230,000	2,260,381
European Investment Bank
(j) 1.250%, 09/20/12	50,000	487,388
Oresundsbro Konsortiet
(s) 6.000%, 04/20/09	2,000	329,196
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		3,076,965

SWEDEN — (5.2%)
BONDS — (5.2%)
City of Stockholm
3.375%, 03/08/10	9,700	1,545,451

2

	Kommuninvest
(t)	5.200%, 04/28/08	1,200	$1,112,012
	4.100%, 05/11/09	6,000	967,607
(f)	2.250%, 12/14/09	740	707,372
	Svensk Exportkredit AB
(d)	5.375%, 10/15/09	4,000	830,619
TOTAL — SWEDEN			5,163,061

UNITED KINGDOM — (4.2%)
BONDS — (4.2%)
	BP Capital Markets P.L.C.
(f)	1.250%, 12/29/09	2,300	2,159,346
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	1,300	1,971,129
TOTAL — UNITED KINGDOM			4,130,475

UNITED STATES — (50.3%)
BONDS — (19.2%)
	General Electric Capital Corp.
(s)	3.250%, 01/28/10	1,000	157,673
(j)	1.450%, 11/10/11	235,000	2,253,285
	Hewlett-Packard Co. Floating Rate Note
(r)	5.051%, 06/15/10	2,200	2,183,331
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	1,100	1,102,659
	John Deere Capital Corp. Floating Rate Note
(r)	3.530%, 02/26/10	2,200	2,197,580
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	2,300	2,293,650
	Paccar Financial Corp. Floating Rate Note
(r)	5.494%, 12/03/10	2,100	2,091,214
	Pfizer, Inc.
(j)	1.200%, 02/22/11	150,000	1,454,399
	Toyota Motor Credit Corp.
(j)	1.300%, 03/16/12	290,000	2,828,478
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	2,500	2,503,667
TOTAL BONDS			19,065,936

COMMERCIAL PAPER — (10.1%)
	Archer-Daniels-Midland Co.
	2.990%, 04/01/08	2,000	1,994,478
	Dexia Delaware LLC
	3.000%, 04/07/08	2,200	2,192,885
	New Center Asset Trust
	3.150%, 03/07/08	1,600	1,598,883
	NYSE Euronext
	2.960%, 03/03/08	1,800	1,799,541
	Total Capital SA
	4.250%, 03/31/08	2,500	2,493,374
TOTAL COMMERCIAL PAPER			10,079,161

3

U.S. TREASURY OBLIGATIONS — (21.0%)
U.S. Treasury Notes
4.875%, 06/30/12	3,000	$3,309,375
4.625%, 07/31/12	4,900	5,357,459
4.125%, 08/31/12	8,400	9,011,621
4.250%, 09/30/12	3,000	3,236,016
TOTAL U.S. TREASURY OBLIGATIONS		20,914,471

TOTAL — UNITED STATES		50,059,568

	Face
	Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $1,885,000 FNMA 3.50%, 03/25/33, valued at $350,312) to be repurchased at $345,085	$345	345,000

TOTAL INVESTMENTS - (100.0%) (Cost $92,179,867)##		$99,511,398

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$99,511,398	$(2,168,912)
Level 3 – Significant Unobservable Inputs	—	—
Total	$99,511,398	$(2,168,912)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

4

Organizational Note

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940.  At February 29, 2008., the Fund consists of fifty operational portfolios, all of which are included in this document.  The Fund’s investment advisor is Dimensional Fund Advisors Inc.  Some of the portfolios of the Fund are feeder funds in a master-feeder structure.  The Master Funds are part of other entities that are also advised by Dimensional Fund Advisors Inc.  The Schedules of Investments for the Master Funds have been included in this document.

Security Valuation Note

Each Feeder Fund, with the exception of the International Small Company Portfolio (which invests in the five funds indicated on its Schedule of Investments), invests solely in a corresponding Master Fund.  Master Fund shares held by the following Feeder Funds: (Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, Emerging Markets Value Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, and LWAS/DFA International High Book to Market Portfolio) are valued at their respective Master Fund’s daily net asset values.  For the other following Feeder Funds (U.S. Large Company Portfolio,  International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Tax-Managed U.S. Marketwide Value Portfolio, and Tax-Managed U.S. Equity Portfolio), their investments reflect each of their proportionate interest in the net assets of the corresponding Master Fund.

Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, CSTG&E U.S. Social Core Equity 2 Portfolio, U.S. Social Core Equity 2 Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, VA Small Value Portfolio, and VA Large Value Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, CSTG&E International Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, VA International Value Portfolio, and VA International Small Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq

Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA

California Short-Term Municipal Bond Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Short-Term Fixed Portfolio, and VA Global Bond Portfolio (the “Fixed Income Portfolios”) are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

U.S. Large Company Portfolio	$2,744,766,132
Enhanced U.S. Large Company Portfolio	306,687,333
U.S. Large Cap Value Portfolio	6,486,117,706
U.S. Targeted Value Portfolio	822,865,529
U.S. Small Cap Value Portfolio	8,589,005,192
U.S. Core Equity 1 Portfolio	1,543,184,273
U.S. Core Equity 2 Portfolio	3,505,530,281
U.S. Vector Equity Portfolio	1,256,237,239
T.A. U.S. Core Equity 2 Portfolio	322,663,962
U.S. Small Cap Portfolio	2,671,808,736
U.S. Micro Cap Portfolio	4,239,683,389
DFA Real Estate Securities Portfolio	3,071,663,716
CSTG&E U.S. Social Core Equity 2 Portfolio	107,439,471
U.S. Social Core Equity 2 Portfolio	43,510,798
Large Cap International Portfolio	1,764,920,931
International Core Equity Portfolio	2,798,241,013
International Small Company Portfolio	4,368,861,810
Japanese Small Company Portfolio	296,198,363
Asia Pacific Small Company Portfolio	116,276,090
United Kingdom Small Company Portfolio	28,338,662
Continental Small Company Portfolio	114,846,512
DFA International Real Estate Securities Portfolio	525,358,277
DFA International Small Cap Value Portfolio	8,298,845,614
Emerging Markets Portfolio	1,481,579,437
Emerging Markets Value Portfolio	4,830,255,426
Emerging Markets Small Cap Portfolio	976,705,365
Emerging Markets Core Equity Portfolio	1,571,699,070
Emerging Markets Social Core Equity Portfolio	338,875,461
CSTG&E International Social Core Equity Portfolio	107,907,937
DFA One-Year Fixed Income Portfolio	3,247,550,612
DFA Two-Year Global Fixed Income Portfolio	3,076,653,783
DFA Five Year Government Portfolio	1,213,594,301
DFA Five-Year Global Fixed Income Portfolio	3,438,416,380
DFA Intermediate Government Fixed Income Portfolio	1,256,761,278
DFA Inflation-Protected Securities Portfolio	296,002,548
DFA Short-Term Municipal Bond Portfolio	946,311,009
DFA California Short-Term Municipal Bond Portfolio	156,092,446
DFA Selectively Hedged Global Fixed Income Portfolio	25,981,094
Tax-Managed U.S. Marketwide Value Portfolio	2,146,392,182
Tax-Managed U.S. Targeted Value Portfolio	2,784,213,126
Tax-Managed U.S. Small Cap Portfolio	1,727,070,274
Tax-Managed DFA International Value Portfolio	1,886,500,628
Tax-Managed U.S. Equity Portfolio	1,453,308,187
LWAS/DFA International High Book to Market Portfolio	75,464,411
VA Small Value Portfolio	123,699,158
VA Large Value Portfolio	128,568,915
VA International Value Portfolio	89,333,193
VA International Small Portfolio	81,743,319
VA Short-Term Fixed Portfolio	84,875,417
VA Global Bond Portfolio	92,179,867

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.5%)
Consumer Discretionary — (7.7%)
#	Abercrombie & Fitch Co.	30,227	$2,343,499
*	Amazon.com, Inc.	107,797	6,949,673
*	Apollo Group, Inc. Class A	47,986	2,945,381
*	AutoNation, Inc.	48,409	705,319
*	Autozone, Inc.	15,487	1,782,244
# *	Bed Bath and Beyond, Inc.	92,916	2,633,239
#	Best Buy Co., Inc.	123,130	5,295,821
*	Big Lots, Inc.	31,720	534,482
	Black & Decker Corp.	21,941	1,508,883
#	Brunswick Corp.	30,853	502,595
#	Carnival Corp.	153,257	6,030,663
	CBS Corp. Class B	240,358	5,484,970
#	Centex Corp.	42,652	946,448
#	Circuit City Stores, Inc.	59,142	261,408
	Clear Channel Communications, Inc.	174,703	5,590,496
# *	Coach, Inc.	129,166	3,916,313
*	Comcast Corp. Class A	1,078,275	21,069,493
#	D.R. Horton, Inc.	97,255	1,364,488
	Darden Restaurants, Inc.	49,785	1,534,872
#	Dillards, Inc. Class A	20,043	296,436
	Disney (Walt) Co.	667,871	21,645,699
#	E.W. Scripps Co.	31,434	1,312,998
#	Eastman Kodak Co.	101,041	1,715,676
*	Expedia, Inc.	72,869	1,670,886
	Family Dollar Stores, Inc.	49,286	943,827
*	Ford Motor Co.	740,402	4,834,825
	Fortune Brands, Inc.	53,596	3,482,668
*	GameStop Corp. Class A	55,801	2,363,730
	Gannett Co., Inc.	81,450	2,455,717
	Gap, Inc.	163,415	3,296,081
#	General Motors Corp.	198,588	4,623,129
	Genuine Parts Co.	58,910	2,430,037
# *	Goodyear Tire & Rubber Co.	84,151	2,280,492
#	H&R Block, Inc.	114,043	2,126,902
#	Harley-Davidson, Inc.	84,720	3,148,195
	Harman International Industries, Inc.	21,218	874,182
#	Hasbro, Inc.	51,602	1,329,784
#	Home Depot, Inc.	592,130	15,721,051
*	IAC/InterActiveCorp.	64,687	1,287,271
	International Game Technology	110,663	4,996,434
*	Interpublic Group of Companies, Inc.	165,391	1,425,670
#	J.C. Penney Co., Inc.	77,792	3,594,768
#	Johnson Controls, Inc.	208,350	6,846,381

1

	Jones Apparel Group, Inc.	29,914	$422,087
#	KB Home	27,025	646,708
# *	Kohl’s Corp.	110,056	4,890,889
	Leggett & Platt, Inc.	59,685	996,739
#	Lennar Corp. Class A	48,902	910,066
#	Limited Brands, Inc.	109,037	1,662,814
	Liz Claiborne, Inc.	34,905	620,611
#	Lowe’s Companies, Inc.	513,179	12,300,901
	Macy’s, Inc.	151,921	3,749,410
	Marriott International, Inc. Class A	109,680	3,740,088
	Mattel, Inc.	128,713	2,486,735
#	McDonald’s Corp.	414,991	22,455,163
	McGraw-Hill Companies, Inc.	115,435	4,724,755
	Meredith Corp.	13,316	577,249
#	Newell Rubbermaid, Inc.	97,996	2,224,509
	News Corp. Class A	811,641	14,942,311
#	NIKE, Inc. Class B	134,742	8,111,468
#	Nordstrom, Inc.	65,958	2,442,425
# *	Office Depot, Inc.	95,760	1,088,791
	OfficeMax, Inc.	26,454	562,677
	Omnicom Group, Inc.	114,698	5,123,560
	Polo Ralph Lauren Corp.	20,660	1,284,845
	Pulte Homes, Inc.	74,560	1,009,542
	RadioShack Corp.	45,993	802,578
# *	Sears Holdings Corp.	25,594	2,447,298
#	Sherwin-Williams Co.	36,580	1,894,112
	Snap-On, Inc.	20,213	1,009,033
#	Staples, Inc.	248,098	5,520,180
*	Starbucks Corp.	256,273	4,605,226
	Starwood Hotels & Resorts Worldwide, Inc.	69,872	3,307,042
	Target Corp.	291,516	15,336,657
*	The DIRECTV Group, Inc.	251,889	6,309,819
#	The New York Times Co. Class A	50,472	940,293
	The Stanley Works	28,833	1,399,554
	The TJX Companies, Inc.	153,335	4,906,720
#	Tiffany & Co.	44,561	1,677,276
	Time Warner, Inc.	1,268,243	19,797,273
	Tyco Electronics, Ltd.	174,448	5,739,339
	V.F. Corp.	30,888	2,348,724
*	Viacom, Inc. Class B	230,253	9,152,557
	Washington Post Co.	2,033	1,471,892
	Wendy’s International, Inc.	30,662	744,473
	Whirlpool Corp.	27,119	2,288,030
	Wyndham Worldwide Corp.	62,427	1,384,007
#	Yum! Brands, Inc.	178,453	6,147,706
Total Consumer Discretionary			362,307,258

Consumer Staples — (9.2%)
	Altria Group, Inc.	739,039	54,053,312
	Anheuser-Busch Companies, Inc.	257,478	12,124,639
	Archer-Daniels-Midland Co.	225,569	10,173,162
	Avon Products, Inc.	150,543	5,729,667
#	Brown-Forman Corp. Class B	30,314	1,933,124
#	Campbell Soup Co.	78,063	2,520,654
	Clorox Co.	48,596	2,827,801

2

#	Coca-Cola Co.	697,328	$40,765,795
	Coca-Cola Enterprises, Inc.	100,413	2,453,090
#	Colgate-Palmolive Co.	178,858	13,609,305
	ConAgra, Inc.	170,961	3,778,238
*	Constellation Brands, Inc. Class A	68,026	1,306,779
	Costco Wholesale Corp.	152,305	9,430,726
	CVS Caremark Corp.	518,192	20,924,593
	Dean Foods Co.	46,175	993,686
#	Estee Lauder Companies, Inc.	39,952	1,701,156
	General Mills, Inc.	118,468	6,633,023
	Heinz (H.J.) Co.	111,195	4,904,811
	Kellogg Co.	92,600	4,696,672
	Kimberly-Clark Corp.	148,456	9,676,362
	Kraft Foods, Inc.	542,860	16,920,946
#	McCormick & Co., Inc.	44,821	1,544,083
	Molson Coors Brewing Co.	47,950	2,587,382
	Pepsi Bottling Group, Inc.	48,659	1,654,893
	PepsiCo, Inc.	564,792	39,286,932
	Procter & Gamble Co.	1,089,667	72,114,162
#	Reynolds American, Inc.	60,033	3,825,303
	Safeway, Inc.	155,223	4,461,109
	Sara Lee Corp.	254,094	3,209,207
	SUPERVALU, Inc.	74,174	1,947,067
	Sysco Corp.	213,383	5,987,527
#	The Hershey Co.	58,950	2,185,866
#	The Kroger Co.	238,999	5,795,726
	Tyson Foods, Inc. Class A	96,078	1,384,484
	UST, Inc.	54,962	2,983,887
	Walgreen Co.	347,925	12,702,742
	Wal-Mart Stores, Inc.	829,042	41,112,193
#	Whole Foods Market, Inc.	48,893	1,718,589
	Wrigley (Wm.) Jr. Co.	76,431	4,575,160
Total Consumer Staples			436,233,853

Energy — (11.8%)
	Anadarko Petroleum Corp.	163,629	10,429,712
	Apache Corp.	116,192	13,328,384
	Baker Hughes, Inc.	111,640	7,512,256
	BJ Services Co.	102,742	2,665,127
*	Cameron International Corp.	76,750	3,260,340
	Chesapeake Energy Corp.	159,369	7,206,666
#	Chevron Corp.	740,835	64,200,761
	ConocoPhillips	561,232	46,419,499
	CONSOL Energy, Inc.	63,663	4,837,115
	Devon Energy Corp.	156,121	16,036,749
#	El Paso Corp.	245,777	4,006,165
	ENSCO International, Inc.	50,829	3,041,607
#	EOG Resources, Inc.	86,310	10,270,027
	Exxon Mobil Corp.	1,917,009	166,798,953
#	Halliburton Co.	309,167	11,841,096
	Hess Corp.	97,513	9,086,261
	Marathon Oil Corp.	249,213	13,248,163
#	Murphy Oil Corp.	66,007	5,305,643
*	Nabors Industries, Ltd.	99,371	3,133,168
# *	National-Oilwell, Inc.	125,141	7,796,284

3

#	Noble Corp.	94,048	$4,622,459
	Noble Energy, Inc.	60,231	4,661,879
	Occidental Petroleum Corp.	290,726	22,493,471
#	Peabody Energy Corp.	92,908	5,260,451
	Range Resources Corp.	52,347	3,202,589
	Rowan Companies, Inc.	39,045	1,573,904
#	Schlumberger, Ltd.	419,590	36,273,555
#	Smith International, Inc.	70,283	4,429,937
	Spectra Energy Corp.	221,852	5,127,000
#	Sunoco, Inc.	41,255	2,519,855
#	Tesoro Petroleum Corp.	48,061	1,784,986
#	The Williams Companies, Inc.	208,249	7,501,129
# *	Transocean, Inc.	111,574	15,677,263
	Valero Energy Corp.	193,129	11,157,062
*	Weatherford International, Ltd.	118,341	8,156,062
#	XTO Energy, Inc.	169,661	10,469,780
Total Energy			555,335,358

Financials — (13.9%)
	Ace, Ltd.	115,640	6,503,594
	AFLAC, Inc.	171,158	10,681,971
	Allstate Corp.	200,245	9,557,694
#	AMBAC Financial Group, Inc.	35,629	396,907
#	American Capital Strategies, Ltd.	67,270	2,441,228
	American Express Co.	410,313	17,356,240
	American International Group, Inc.	889,883	41,699,917
	Ameriprise Financial, Inc.	81,364	4,120,273
	AON Corp.	103,018	4,286,579
	Assurant, Inc.	33,509	2,095,988
	Bank of America Corp.	1,557,262	61,885,592
	Bank of New York Mellon Corp.	399,526	17,527,206
	BB&T Corp.	192,786	6,001,428
#	Bear Stearns Companies, Inc.	40,510	3,235,129
#	Capital One Financial Corp.	137,118	6,311,542
# *	CB Richard Ellis Group, Inc.	69,441	1,392,986
	Chubb Corp.	134,656	6,853,990
	Cincinnati Financial Corp.	58,242	2,164,855
	CIT Group, Inc.	66,534	1,478,385
#	Citigroup, Inc.	1,751,637	41,531,313
#	CME Group, Inc.	19,215	9,863,059
	Comerica, Inc.	52,986	1,920,213
	Commerce Bancorp, Inc.	68,359	2,582,603
#	Countrywide Financial Corp.	203,046	1,281,220
#	Discover Financial Services	167,557	2,528,435
# *	E*TRADE Financial Corp.	162,020	691,825
#	Federal Home Loan Mortgage Corporation	232,117	5,844,706
#	Federal National Mortgage Association	343,206	9,489,646
	Federated Investors, Inc.	30,338	1,231,116
	Fifth Third Bancorp	186,889	4,279,758
#	First Horizon National Corp.	44,344	720,147
	Franklin Resources, Inc.	56,738	5,354,365
	Genworth Financial, Inc.	153,905	3,567,518
	Hartford Financial Services Group, Inc.	110,117	7,697,178
	Hudson City Bancorp, Inc.	182,599	2,897,846
	Huntington Bancshares, Inc.	128,381	1,568,816

4

# *	IntercontinentalExchange, Inc.	24,406	$3,180,102
	Janus Capital Group, Inc.	53,829	1,303,738
	JPMorgan Chase & Co.	1,178,579	47,909,236
	KeyCorp	136,406	3,007,752
	Legg Mason, Inc.	47,113	3,111,343
#	Lehman Brothers Holdings, Inc.	185,973	9,482,763
#	Leucadia National Corp.	59,330	2,685,276
	Lincoln National Corp.	94,462	4,827,953
	Loews Corp.	154,229	6,452,941
#	M&T Bank Corp.	26,219	2,152,056
#	Marsh & McLennan Companies, Inc.	182,503	4,648,351
	Marshall & Ilsley Corp.	90,282	2,094,542
#	MBIA, Inc.	44,242	573,819
	Merrill Lynch & Co., Inc.	300,353	14,885,495
	MetLife, Inc.	259,850	15,138,861
#	MGIC Investment Corp.	28,697	425,003
#	Moody’s Corp.	75,250	2,857,995
	Morgan Stanley	372,350	15,683,382
	National City Corp.	222,311	3,525,852
#	Northern Trust Corp.	67,137	4,540,475
#	NYSE Euronext	92,979	6,105,931
	PNC Financial Services Group	122,650	7,534,389
	Principal Financial Group, Inc.	91,785	5,069,286
#	Progressive Corp.	244,940	4,489,750
	Prudential Financial, Inc.	159,293	11,623,610
#	Regions Financial Corp.	243,886	5,170,383
	SAFECO Corp.	33,174	1,534,629
#	Schwab (Charles) Corp.	328,663	6,445,081
*	SLM Corp.	180,969	3,548,802
	Sovereign Bancorp, Inc.	126,459	1,394,843
	State Street Corp.	135,506	10,643,996
	SunTrust Banks, Inc.	122,539	7,123,192
#	T. Rowe Price Group, Inc.	92,647	4,681,453
	The Goldman Sachs Group, Inc.	139,531	23,668,644
	The Travelers Companies, Inc.	226,291	10,502,165
	Torchmark Corp.	32,342	1,948,929
	U.S. Bancorp	605,829	19,398,645
	Unum Group	126,603	2,900,475
#	Wachovia Corp.	693,115	21,223,181
#	Washington Mutual, Inc.	304,805	4,511,114
	Wells Fargo & Co.	1,183,958	34,607,092
#	XL Capital, Ltd.	62,542	2,255,265
	Zions Bancorporation	37,905	1,809,964
Total Financials			655,719,022

Health Care — (10.6%)
	Abbott Laboratories	542,186	29,034,060
	Aetna, Inc.	175,573	8,708,421
	Allergan, Inc.	107,706	6,379,426
	AmerisourceBergen Corp.	58,931	2,458,601
*	Amgen, Inc.	381,617	17,371,206
	Applera Corp. - Applied Biosystems Group	59,010	1,989,227
	Bard (C.R.), Inc.	35,752	3,388,932
*	Barr Laboratories, Inc.	37,806	1,782,553
	Baxter International, Inc.	222,475	13,130,474

5

	Becton Dickinson & Co.	85,576	$7,737,782
# *	Biogen Idec, Inc.	102,932	6,007,112
*	Boston Scientific Corp.	470,761	5,926,881
	Bristol-Myers Squibb Co.	694,195	15,695,749
	Cardinal Health, Inc.	126,859	7,502,441
# *	Celgene Corp.	135,385	7,631,652
	Cigna Corp.	97,948	4,366,522
*	Coventry Health Care, Inc.	54,341	2,818,668
	Covidien, Ltd.	174,692	7,475,071
	Eli Lilly & Co.	346,253	17,319,575
*	Express Scripts, Inc.	88,433	5,226,390
*	Forest Laboratories, Inc.	109,420	4,351,633
*	Genzyme Corp.	93,321	6,618,325
# *	Gilead Sciences, Inc.	326,577	15,453,624
*	Hospira, Inc.	55,280	2,352,717
*	Humana, Inc.	59,447	4,062,014
	IMS Health, Inc.	68,065	1,532,143
	Johnson & Johnson	1,004,094	62,213,664
*	King Pharmaceuticals, Inc.	85,763	909,088
*	Laboratory Corp. of America Holdings	40,419	3,124,793
#	McKesson Corp.	101,535	5,966,197
*	Medco Health Solutions, Inc.	187,684	8,316,278
	Medtronic, Inc.	396,711	19,581,655
	Merck & Co., Inc.	763,687	33,831,334
# *	Millipore Corp.	19,148	1,338,445
#	Mylan, Inc.	106,099	1,256,212
*	Patterson Companies, Inc.	49,059	1,726,877
#	PerkinElmer, Inc.	41,589	1,032,239
	Pfizer, Inc.	2,396,357	53,390,834
#	Quest Diagnostics, Inc.	55,022	2,622,899
	Schering-Plough Corp.	568,307	12,332,262
*	St. Jude Medical, Inc.	120,121	5,162,801
	Stryker Corp.	83,534	5,438,899
# *	Tenet Healthcare Corp.	166,345	800,119
*	Thermo Fisher Scientific, Inc.	148,041	8,279,933
	UnitedHealth Group, Inc.	453,377	21,072,963
# *	Varian Medical Systems, Inc.	43,899	2,302,503
*	Waters Corp.	35,235	2,100,358
*	Watson Pharmaceuticals, Inc.	36,359	1,011,144
*	WellPoint, Inc.	200,460	14,048,237
	Wyeth	469,860	20,495,293
*	Zimmer Holdings, Inc.	82,356	6,200,583
Total Health Care			500,876,809

Industrials — (10.2%)
	3M Co.	250,248	19,619,443
*	Allied Waste Industries, Inc.	101,589	1,050,430
#	Avery Dennison Corp.	37,360	1,917,315
	B.F. Goodrich Co.	43,829	2,595,992
	Boeing Co.	271,944	22,514,244
	Burlington Northern Santa Fe Corp.	104,570	9,179,155
	C.H. Robinson Worldwide, Inc.	59,559	3,023,810
	Caterpillar, Inc.	223,137	16,139,499
	Cintas Corp.	47,379	1,363,568
	Cooper Industries, Ltd.	63,180	2,649,137

6

	CSX Corp.	147,513	$7,157,331
	Cummins, Inc.	71,666	3,610,533
	Danaher Corp.	88,827	6,586,522
#	Deere & Co.	155,698	13,267,027
	Dover Corp.	69,722	2,894,160
	Eaton Corp.	51,401	4,144,463
	Emerson Electric Co.	276,212	14,075,764
	Equifax, Inc.	46,257	1,582,915
#	Expeditors International of Washington, Inc.	74,773	2,940,074
#	FedEx Corp.	108,510	9,562,986
#	Fluor Corp.	31,024	4,320,092
	General Dynamics Corp.	141,177	11,555,337
	General Electric Co.	3,545,942	117,512,518
	Honeywell International, Inc.	262,016	15,076,401
	Illinois Tool Works, Inc.	145,050	7,117,603
#	Ingersoll-Rand Co., Ltd. Class A	95,586	4,001,230
	ITT Industries, Inc.	63,615	3,577,708
# *	Jacobs Engineering Group, Inc.	42,393	3,403,734
	L-3 Communications Holdings, Inc.	44,127	4,690,259
	Lockheed Martin Corp.	121,766	12,566,251
#	Masco Corp.	129,399	2,418,467
# *	Monster Worldwide, Inc.	44,882	1,193,412
	Norfolk Southern Corp.	135,869	7,186,111
	Northrop Grumman Corp.	118,719	9,332,501
#	Paccar, Inc.	129,233	5,606,128
	Pall Corp.	43,015	1,693,501
	Parker Hannifin Corp.	59,023	3,814,656
	Pitney Bowes, Inc.	76,098	2,722,786
	Precision Castparts Corp.	48,463	5,349,831
	R. R. Donnelley & Sons Co.	75,295	2,396,640
	Raytheon Co.	150,629	9,766,784
#	Robert Half International, Inc.	56,510	1,522,944
#	Rockwell Automation, Inc.	52,357	2,864,451
	Rockwell Collins, Inc.	57,161	3,366,783
	Ryder System, Inc.	20,360	1,172,940
	Southwest Airlines Co.	257,549	3,157,551
*	Terex Corp.	35,998	2,428,065
	Textron, Inc.	87,453	4,737,329
	The Manitowoc Co., Inc.	45,551	1,855,748
	Trane, Inc.	60,141	2,709,352
	Tyco International, Ltd.	173,614	6,954,977
	Union Pacific Corp.	92,145	11,496,010
	United Parcel Service, Inc.	368,706	25,897,909
	United Technologies Corp.	346,835	24,455,336
	W.W. Grainger, Inc.	23,632	1,740,733
	Waste Management, Inc.	178,361	5,855,592
Total Industrials			481,392,038

Information Technology — (13.3%)
*	Adobe Systems, Inc.	201,323	6,774,519
# *	Advanced Micro Devices, Inc.	211,797	1,527,056
*	Affiliated Computer Services, Inc. Class A	35,257	1,789,293
*	Agilent Technologies, Inc.	135,626	4,151,512
*	Akamai Technologies, Inc.	58,301	2,049,863
	Altera Corp.	117,844	2,016,311

7

	Analog Devices, Inc.	106,436	$2,865,257
# *	Apple, Inc.	307,197	38,405,769
	Applied Materials, Inc.	483,531	9,269,289
*	Autodesk, Inc.	81,014	2,518,725
	Automatic Data Processing, Inc.	184,622	7,375,649
*	BMC Software, Inc.	68,702	2,217,701
*	Broadcom Corp.	165,081	3,121,682
	CA, Inc.	137,491	3,145,794
*	Ciena Corp.	30,161	779,059
*	Cisco Sytems, Inc.	2,128,702	51,876,468
*	Citrix Systems, Inc.	66,561	2,191,854
*	Cognizant Technology Solutions Corp.	101,878	3,077,734
*	Computer Sciences Corp.	57,417	2,494,769
*	Compuware Corp.	100,419	799,335
*	Convergys Corp.	45,695	659,836
#	Corning, Inc.	552,908	12,844,053
*	Dell, Inc.	786,288	15,607,817
# *	eBay, Inc.	398,923	10,515,610
*	Electronic Arts, Inc.	110,513	5,226,160
	Electronic Data Systems Corp.	179,675	3,111,971
# *	EMC Corp.	736,198	11,440,517
	Fidelity National Information Services, Inc.	59,888	2,484,753
# *	Fiserv, Inc.	57,764	3,039,542
*	Google, Inc.	81,225	38,271,595
	Hewlett-Packard Co.	904,558	43,210,736
	Intel Corp.	2,051,522	40,927,864
	International Business Machines Corp.	483,479	55,048,919
*	Intuit, Inc.	116,739	3,100,588
	Jabil Circuit, Inc.	73,004	943,212
# *	JDS Uniphase Corp.	77,004	1,012,603
*	Juniper Networks, Inc.	183,012	4,908,382
	KLA-Tencor Corp.	63,908	2,684,775
*	Lexmark International, Inc.	33,234	1,097,719
#	Linear Technology Corp.	78,410	2,172,741
*	LSI Corp.	247,685	1,248,332
# *	MEMC Electronic Materials, Inc.	80,387	6,131,920
#	Microchip Technology, Inc.	75,169	2,313,702
*	Micron Technology, Inc.	266,803	2,006,359
#	Microsoft Corp.	2,822,968	76,841,189
	Molex, Inc.	49,669	1,119,043
#	Motorola, Inc.	801,494	7,990,895
	National Semiconductor Corp.	82,441	1,357,803
# *	Network Appliance, Inc.	120,764	2,610,918
*	Novell, Inc.	122,751	914,495
*	Novellus Systems, Inc.	40,750	899,760
*	Nvidia Corp.	194,931	4,169,574
*	Oracle Corp.	1,383,613	26,011,924
#	Paychex, Inc.	117,012	3,681,198
*	QLogic Corp.	48,028	761,244
#	QUALCOMM, Inc.	574,189	24,328,388
# *	Sandisk Corp.	80,072	1,885,696
*	Sun Microsystems, Inc.	290,721	4,767,824
*	Symantec Corp.	304,299	5,124,395
*	Tellabs, Inc.	154,088	1,013,899
*	Teradata Corp.	63,506	1,602,256

8

*	Teradyne, Inc.	60,924	$730,479
#	Texas Instruments, Inc.	490,585	14,697,927
	Total System Services, Inc.	69,440	1,543,651
*	Unisys Corp.	122,014	503,918
# *	VeriSign, Inc.	77,524	2,697,835
	Western Union Co.	263,471	5,480,197
	Xerox Corp.	324,350	4,767,945
#	Xilinx, Inc.	103,152	2,306,479
# *	Yahoo!, Inc.	468,915	13,026,459
Total Information Technology			629,292,736

Materials — (3.1%)
	Air Products & Chemicals, Inc.	75,572	6,901,991
	Alcoa, Inc.	297,587	11,052,381
#	Allegheny Technologies, Inc.	35,879	2,775,241
	Ashland, Inc.	19,654	868,117
	Ball Corp.	35,261	1,555,010
	Bemis Co., Inc.	35,267	875,327
	Dow Chemical Co.	331,358	12,488,883
	duPont (E.I.) de Nemours & Co., Inc.	315,446	14,643,003
#	Eastman Chemical Co.	28,429	1,870,912
#	Ecolab, Inc.	61,286	2,867,572
	Freeport-McMoRan Copper & Gold, Inc. Class B	134,003	13,515,543
	Hercules, Inc.	40,571	743,261
	International Flavors & Fragrances, Inc.	28,537	1,230,801
	International Paper Co.	150,218	4,761,911
	MeadWestavco Corp.	64,820	1,663,281
	Monsanto Co.	191,857	22,194,018
#	Newmont Mining Corp.	158,537	8,112,338
	Nucor Corp.	101,023	6,523,055
*	Pactiv Corp.	45,782	1,159,200
#	PPG Industries, Inc.	57,451	3,560,813
	Praxair, Inc.	110,842	8,898,396
#	Rohm & Haas Co.	43,967	2,357,071
	Sealed Air Corp.	56,672	1,372,029
	Sigma-Aldrich Corp.	45,619	2,509,957
	Titanium Metals Corp.	30,729	633,632
	United States Steel Corp.	41,443	4,494,493
	Vulcan Materials Co.	37,962	2,661,136
	Weyerhaeuser Co.	73,517	4,499,240
Total Materials			146,788,612

Real Estate Investment Trusts — (0.9%)
	Apartment Investment & Management Co. Class A	33,538	1,155,384
	AvalonBay Communities, Inc.	27,631	2,553,933
	Boston Properties, Inc.	41,846	3,605,870
	Developers Diversified Realty Corp.	43,107	1,662,206
	Equity Residential	95,105	3,631,109
	General Growth Properties, Inc.	85,544	3,020,559
	Host Marriott Corp.	183,291	2,967,481
	Kimco Realty Corp.	88,666	2,994,251
#	Plum Creek Timber Co., Inc.	60,445	2,459,507
	ProLogis	90,357	4,868,435
	Public Storage	43,685	3,554,212
	Simon Property Group, Inc.	78,245	6,556,931
	Vornado Realty Trust	47,013	3,928,406
Total Real Estate Investment Trusts			42,958,284

9

Telecommunication Services — (2.8%)
*	American Tower Corp.	142,009	$5,458,826
	AT&T, Inc.	2,127,927	74,115,697
	CenturyTel, Inc.	38,729	1,401,603
	Citizens Communications Co.	115,005	1,235,154
	Embarq Corp.	53,615	2,248,613
#	Qwest Communications International, Inc.	550,939	2,975,071
	Sprint Nextel Corp.	997,902	7,095,083
	Verizon Communications, Inc.	1,014,121	36,832,875
	Windstream Corp.	167,402	1,968,648
Total Telecommunication Services			133,331,570

Utilities — (3.0%)
*	AES Corp.	234,819	4,222,046
	Allegheny Energy, Inc.	58,326	2,955,378
#	Ameren Corp.	72,983	3,116,374
	American Electric Power Co., Inc.	140,348	5,743,040
	CenterPoint Energy, Inc.	112,717	1,654,686
#	CMS Energy Corp.	78,976	1,136,465
#	Consolidated Edison, Inc.	95,265	3,895,386
	Constellation Energy Group	63,385	5,600,065
#	Dominion Resources, Inc.	205,199	8,195,648
	DTE Energy Co.	57,441	2,290,173
	Duke Energy Corp.	442,450	7,760,573
# *	Dynegy, Inc.	173,947	1,287,208
	Edison International	114,316	5,647,210
	Entergy Corp.	68,200	7,006,868
	Exelon Corp.	231,560	17,332,266
	FirstEnergy Corp.	106,956	7,229,156
	FPL Group, Inc.	142,830	8,611,221
	Integrys Energy Group, Inc.	26,758	1,230,065
	Nicor, Inc.	15,832	539,871
#	NiSource, Inc.	96,198	1,653,644
#	Pepco Holdings, Inc.	70,267	1,775,647
	PG&E Corp.	124,224	4,678,276
	Pinnacle West Capital Corp.	35,220	1,252,071
	PPL Corp.	130,591	5,926,220
	Progress Energy, Inc.	90,945	3,811,505
	Public Service Enterprise Group, Inc.	178,458	7,869,998
	Questar Corp.	60,610	3,348,703
	Sempra Energy	91,720	4,873,084
	Southern Co.	266,475	9,201,382
	TECO Energy, Inc.	73,920	1,107,322
	Xcel Energy, Inc.	147,339	2,920,259
Total Utilities			143,871,810

TOTAL COMMON STOCKS			4,088,107,350

10

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (2.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $124,685,000 FHLMC 6.50%, 09/01/36 & FNMA 5.058%(r), 01/01/36, valued at $119,411,554) to be repurchased at $117,034,666	$117,006	$117,006,000

SECURITIES LENDING COLLATERAL — (11.0%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $574,580,135 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 08/01/20 to 02/01/38, valued at $468,672,728 ) to be repurchased at $455,141,509	455,022	455,022,066
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $21,349,115 FNMA 5.500%, 03/01/37, valued at $20,295,841 ) to be repurchased at $19,626,008	19,621	19,620,858
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $76,124,402 FNMA 5.594%(r), 05/01/35 & 5.723%(r), 09/01/44, valued at $46,795,466 ) to be repurchased at $45,443,670	45,432	45,431,668

TOTAL SECURITIES LENDING COLLATERAL		520,074,592

TOTAL INVESTMENTS - (100.0%) (Cost $3,785,894,727) ##		$4,725,187,942

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	$4,088,107,350	$(1,945,420)
Level 2 – Other Significant Observable Inputs	637,080,592	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$4,725,187,942	$(1,945,420)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

11

THE ENHANCED U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face Amount ^	Value †
	(000)
AUSTRALIA — (1.6%)
BONDS — (1.6%)
General Electric Capital Australia
6.250%, 03/30/09	5,000	$4,575,805

AUSTRIA — (5.0%)
BONDS — (5.0%)
Oesterreichische Kontrollbank AG
(f) 1.500%, 03/27/08	9,000	8,634,220
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	6,200	5,961,339
TOTAL — AUSTRIA		14,595,559

BELGIUM — (3.1%)
BONDS — (3.1%)
Belgium, Kingdom of
5.750%, 03/28/08	6,000	9,113,533

FRANCE — (3.6%)
BONDS — (3.6%)
Caisse D’Amortissement de la Dette Sociale SA
(g) 6.250%, 03/05/08	1,000	1,987,044
Government of France
5.250%, 04/25/08	5,500	8,362,555
TOTAL — FRANCE		10,349,599

GERMANY — (16.0%)
BONDS — (16.0%)
Bundesrepublik Deutschland
4.125%, 07/04/08	6,500	9,872,954
Landesbank Baden-Wuerttemberg
(f) 3.000%, 12/22/08	3,700	3,552,213
Landwirtschaftliche Rentenbank
(j) 0.650%, 09/30/08	1,130,000	10,863,456
L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
3.000%, 07/04/08	7,000	10,579,671
Norddeutsche Landesbank Girozentrale AG
(j) 0.450%, 01/19/09	1,200,000	11,508,507
TOTAL — GERMANY		46,376,801

1

NETHERLANDS — (6.7%)
BONDS — (6.7%)
Bank Nederlandse Gemeenten
(j) 0.800%, 09/22/08	1,107,000	$10,651,899
Rabobank Nederland
(j) 0.200%, 06/20/08	910,000	8,738,943
TOTAL — NETHERLANDS		19,390,842

NORWAY — (0.7%)
BONDS — (0.7%)
Kommunalbanken
(f) 1.750%, 04/30/08	2,000	1,917,208

SPAIN — (3.3%)
BONDS — (3.3%)
Instituto de Credito Oficial
(j) 0.800%, 09/28/09	1,000,000	9,623,833

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
BONDS — (4.5%)
Inter-American Development Bank
(j) 1.900%, 07/08/09	1,100,000	10,741,046
World Bank (International Bank for Reconstruction & Development)
(t) 5.450%, 08/18/08	2,440	2,243,337
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS		12,984,383

SWEDEN — (1.0%)
BONDS — (1.0%)
Kommuninvest
(t) 5.050%, 10/28/08	1,000	913,095
(t) 5.000%, 11/25/08	2,300	2,096,855
TOTAL — SWEDEN		3,009,950

UNITED STATES — (54.5%)
AGENCY OBLIGATIONS — (5.8%)
Federal Home Loan Bank Discount Notes
2.860%, 04/30/08	17,000	16,931,524

BONDS — (16.5%)
Citigroup Funding, Inc. Floating Rate Note
(r) 5.449%, 10/22/09	9,000	8,918,271
General Electric Capital Corp.
(j) 0.550%, 10/14/08	1,000,000	9,582,414
IBM International Group Floating Rate Note
(r) 3.584%, 07/29/09	3,400	3,408,218
John Deere Capital Corp. Floating Rate Note
(r) 3.530%, 02/26/10	7,000	6,992,300
JPMorgan Chase & Co. Floating Rate Note
(r) 5.255%, 11/19/09	8,300	8,277,084
Pfizer, Inc.
(j) 0.800%, 03/18/08	1,100,000	10,586,841
TOTAL BONDS		47,765,128

2

COMMERCIAL PAPER — (31.7%)
Allianz Finance Corp.
2.980%, 04/22/08	7,000	$6,968,390
Archer-Daniels-Midland Co.
2.980%, 03/19/08	7,000	6,988,510
Cafco LLC
3.320%, 03/11/08	7,500	7,491,830
Ciesco L.P.
3.250%, 03/07/08	1,000	999,302
3.250%, 03/10/08	6,000	5,994,049
CME Group, Inc.
2.990%, 03/04/08	7,000	6,997,620
CRC Funding LLC
3.320%, 03/11/08	4,000	3,995,643
Electricite de France
4.400%, 03/03/08	5,000	4,998,725
4.350%, 03/10/08	4,000	3,996,591
National Rural Utilities
3.050%, 03/10/08	7,000	6,993,976
New Center Asset Trust
3.150%, 03/07/08	5,000	4,996,509
3.250%, 03/11/08	2,500	2,497,277
Nstar Electric Co.
2.920%, 03/17/08	1,100	1,098,385
2.930%, 03/17/08	3,000	2,995,594
Pitney Bowes, Inc.
2.900%, 03/11/08	4,000	3,996,211
Queensland Treasury Corp.
2.920%, 03/05/08	7,000	6,997,025
Southern Co.
2.920%, 03/24/08	7,000	6,985,487
Total Capital SA
2.980%, 03/03/08	3,800	3,800,000
4.250%, 03/31/08	3,000	2,992,048
TOTAL COMMERCIAL PAPER		91,783,172

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	1,578,931	1,578,931

TOTAL INVESTMENTS - (100.0%) (Cost $273,734,620) ##		$289,996,268

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	$1,578,931	$(31,966,150)
Level 2 – Other Significant Observable Inputs	288,417,337	(7,817,811)
Level 3 – Significant Unobservable Inputs	—	—
Total	$289,996,268	$(39,783,961)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

3

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (88.8%)
Consumer Discretionary — (14.9%)
* #	AbitibiBowater Canada, Inc.	110,084	$1,139,369
*	AH Belo Corp. Series A	93,832	1,141,935
#	American Greetings Corp. Class A	208,300	3,920,206
* #	AutoNation, Inc.	2,028,800	29,559,616
#	Belo Corp. Class A	462,664	5,445,555
*	Big Lots, Inc.	61,745	1,040,403
#	Blockbuster, Inc. Class A	49,421	150,240
#	Borders Group, Inc.	6,100	56,486
#	Brunswick Corp.	325,600	5,304,024
	CBS Corp. Class B	5,687,606	129,791,169
#	Circuit City Stores, Inc.	171,000	755,820
#	Citadel Broadcasting Co.	32,378	33,997
	Clear Channel Communications, Inc.	1,942,666	62,165,312
* #	Comcast Corp. Class A	12,429,142	242,865,435
*	Comcast Corp. Special Class A Non-Voting	1,371,250	26,533,688
#	Dillards, Inc. Class A	623,500	9,221,565
*	Discovery Holding Co. Class A	1,017,390	22,962,492
	Disney (Walt) Co.	415,720	13,473,485
* #	Expedia, Inc.	1,156,951	26,528,886
#	Foot Locker, Inc.	554,663	6,822,355
* #	Ford Motor Co.	11,321,890	73,931,942
	Gannett Co., Inc.	931,585	28,087,288
#	General Motors Corp.	4,413,900	102,755,592
* #	Goodyear Tire & Rubber Co.	76,001	2,059,627
	Hearst-Argyle Television, Inc.	364,900	8,027,800
*	IAC/InterActiveCorp.	2,097,251	41,735,295
	Idearc, Inc.	242,765	1,170,127
* #	Jarden Corp.	41,300	994,917
#	Jones Apparel Group, Inc.	545,700	7,699,827
	Leggett & Platt, Inc.	373,400	6,235,780
* #	Liberty Global, Inc. Class A	309,505	11,637,388
* #	Liberty Global, Inc. Series C	339,005	11,888,905
*	Liberty Media Holding Corp. Capital Class A	982,968	114,132,415
*	Liberty Media Holding Corp. Interactive Class A	4,235,162	60,816,926
* #	Live Nation, Inc.	239,533	2,843,257
	Macy’s, Inc.	1,739,930	42,941,472
#	MDC Holdings, Inc.	317,309	13,288,901
* #	Mohawk Industries, Inc.	404,517	28,886,559
	News Corp. Class A	35,876	660,477
	OfficeMax, Inc.	383,200	8,150,664
* #	R.H. Donnelley Corp.	309,570	2,194,851
*	Radio One, Inc. Class D	45,200	56,952
#	Ryland Group, Inc.	225,700	6,385,053

1

#	Saks, Inc.	981,150	$15,266,694
#	Service Corp. International	398,500	4,303,800
#	Time Warner, Inc.	18,688,980	291,734,978
* #	Toll Brothers, Inc.	919,700	19,506,837
*	TRW Automotive Holdings Corp.	362,600	8,006,208
	Whirlpool Corp.	142,915	12,057,739
	Wyndham Worldwide Corp.	797,860	17,688,556
Total Consumer Discretionary			1,534,058,865

Consumer Staples — (4.5%)
#	Archer-Daniels-Midland Co.	1,240,260	55,935,726
#	Coca-Cola Enterprises, Inc.	3,580,472	87,470,931
*	Constellation Brands, Inc. Class A	410,110	7,878,213
#	Corn Products International, Inc.	483,600	17,752,956
	Del Monte Foods Co.	1,086,541	9,757,138
	J.M. Smucker Co.	397,802	20,363,484
	Kraft Foods, Inc.	4,030,190	125,621,022
	Molson Coors Brewing Co.	578,690	31,226,112
	PepsiAmericas, Inc.	402,100	10,173,130
#	Pilgrim’s Pride Corp.	236,318	5,544,020
* #	Rite Aid Corp.	956,300	2,553,321
* #	Smithfield Foods, Inc.	799,600	22,028,980
#	SUPERVALU, Inc.	1,536,742	40,339,478
	Tyson Foods, Inc. Class A	2,025,659	29,189,746
	Weis Markets, Inc.	11,500	372,715
Total Consumer Staples			466,206,972

Energy — (14.5%)
	Anadarko Petroleum Corp.	3,481,656	221,920,753
	Apache Corp.	2,319,190	266,034,285
	Chesapeake Energy Corp.	3,199,938	144,701,196
#	Cimarex Energy Co.	361,347	19,042,987
#	ConocoPhillips	3,106,640	256,950,194
#	Devon Energy Corp.	1,997,042	205,136,154
*	Forest Oil Corp.	475,600	23,461,348
#	Helmerich & Payne, Inc.	112,857	5,059,379
	Hess Corp.	825,029	76,876,202
*	Mariner Energy, Inc.	257,480	7,139,920
*	Newfield Exploration Co.	674,465	37,351,872
	Noble Energy, Inc.	233,800	18,096,120
#	Overseas Shipholding Group, Inc.	286,600	17,975,552
#	Patterson-UTI Energy, Inc.	274,100	6,504,393
#	Pioneer Natural Resources Co.	786,498	35,227,245
*	Plains Exploration & Production Co.	494,802	26,719,308
*	Pride International, Inc.	312,040	11,058,698
	Rowan Companies, Inc.	158,866	6,403,889
*	SEACOR Holdings, Inc.	171,200	16,433,488
#	Tidewater, Inc.	431,200	24,211,880
*	Unit Corp.	2,500	137,875
	Valero Energy Corp.	1,004,075	58,005,413
Total Energy			1,484,448,151

2

Financials — (28.4%)
*	Allegheny Corp.	36,002	$12,996,722
	Allstate Corp.	2,126,900	101,516,937
#	American Capital Strategies, Ltd.	367,447	13,334,652
#	American Financial Group, Inc.	883,300	22,850,971
#	American International Group, Inc.	2,782,260	130,376,704
	American National Insurance Co.	71,652	8,128,919
* #	AmeriCredit Corp.	399,100	5,739,058
	Associated Banc-Corp.	105,669	2,633,272
	Assurant, Inc.	144,800	9,057,240
	Bank of America Corp.	3,687,017	146,522,056
#	Bear Stearns Companies, Inc.	417,870	33,371,098
#	Capital One Financial Corp.	1,606,984	73,969,474
#	Chubb Corp.	1,482,600	75,464,340
	Cincinnati Financial Corp.	1,328,489	49,379,936
	CIT Group, Inc.	1,326,512	29,475,097
#	CNA Financial Corp.	1,929,282	51,415,365
#	Comerica, Inc.	295,400	10,705,296
#	Commerce Group, Inc.	315,600	11,437,344
*	Conseco, Inc.	402,300	4,718,979
#	Federal National Mortgage Association	281,739	7,790,083
	Fidelity National Financial, Inc.	952,159	16,767,520
#	First American Corp.	722,800	25,175,124
	First Citizens BancShares, Inc.	10,300	1,464,557
	Fulton Financial Corp.	236,699	2,752,809
	Genworth Financial, Inc.	932,123	21,606,611
	Hanover Insurance Group, Inc.	388,766	16,985,187
#	Hartford Financial Services Group, Inc.	1,157,500	80,909,250
	HCC Insurance Holdings, Inc.	229,957	5,532,765
	Hudson City Bancorp, Inc.	1,932,473	30,668,347
	Huntington Bancshares, Inc.	339,765	4,151,928
	Janus Capital Group, Inc.	1,558,800	37,754,136
	JPMorgan Chase & Co.	6,532,534	265,547,507
	KeyCorp	928,500	20,473,425
	Legg Mason, Inc.	288,147	19,029,228
#	Lehman Brothers Holdings, Inc.	943,839	48,126,351
#	Leucadia National Corp.	64,952	2,939,728
	Lincoln National Corp.	1,092,926	55,859,448
	Loews Corp.	3,874,202	162,096,612
#	M&T Bank Corp.	202,046	16,583,936
#	Marsh & McLennan Companies, Inc.	43,800	1,115,586
#	Marshall & Ilsley Corp.	423,001	9,813,623
#	Mercury General Corp.	117,500	5,358,000
#	Merrill Lynch & Co., Inc.	750,300	37,184,868
	MetLife, Inc.	5,587,198	325,510,156
	Morgan Stanley	1,113,600	46,904,832
	National City Corp.	1,962,794	31,129,913
	Nationwide Financial Services, Inc.	393,102	16,215,458
#	New York Community Bancorp, Inc.	2,262,500	36,946,625
	Odyssey Re Holdings Corp.	351,255	12,708,406
	Old Republic International Corp.	1,782,254	24,452,525
#	Principal Financial Group, Inc.	1,193,300	65,905,959
	Protective Life Corp.	547,200	21,116,448
	Prudential Financial, Inc.	1,861,400	135,826,358
	Reinsurance Group of America, Inc.	479,000	26,206,090
#	SAFECO Corp.	530,900	24,559,434
#	South Financial Group, Inc.	543,733	7,846,067
	Sovereign Bancorp, Inc.	2,013,036	22,203,787

3

	StanCorp Financial Group, Inc.	222,900	$10,942,161
#	SunTrust Banks, Inc.	724,560	42,118,673
#	The Colonial BancGroup, Inc.	181,500	2,192,520
	The Travelers Companies, Inc.	5,164,209	239,670,940
	Torchmark Corp.	174,800	10,533,448
	Transatlantic Holdings, Inc.	101,793	6,860,848
	UnionBanCal Corp.	276,000	12,853,320
	Unitrin, Inc.	496,679	17,681,772
	Unum Group	2,446,189	56,042,190
	W. R. Berkley Corp.	364,104	10,482,554
	Webster Financial Corp.	212,100	5,932,437
	Wesco Financial Corp.	19,000	7,391,000
	Zions Bancorporation	158,800	7,582,700
Total Financials			2,916,596,710

Health Care — (1.1%)
* #	Community Health Systems, Inc.	95,826	2,977,314
	Health Management Associates, Inc.	560,097	2,996,519
* #	Invitrogen Corp.	237,824	20,093,750
* #	Millennium Pharmaceuticals, Inc.	2,070,900	28,971,891
#	Omnicare, Inc.	239,700	5,028,906
	PerkinElmer, Inc.	65,900	1,635,638
* #	Tenet Healthcare Corp.	1,525,700	7,338,617
#	UnitedHealth Group, Inc.	264,040	12,272,579
	Universal Health Services, Inc.	19,844	1,060,067
*	Watson Pharmaceuticals, Inc.	676,800	18,821,808
*	WellPoint, Inc.	173,138	12,133,511
Total Health Care			113,330,600

Industrials — (12.5%)
* #	AGCO Corp.	428,452	27,789,397
#	Alexander & Baldwin, Inc.	139,805	6,157,012
* #	Allied Waste Industries, Inc.	2,728,976	28,217,612
*	Avis Budget Group, Inc.	432,980	4,948,961
	Burlington Northern Santa Fe Corp.	2,216,173	194,535,666
#	CSX Corp.	3,367,404	163,386,442
#	Curtiss-Wright Corp.	53,560	2,252,734
	GATX Corp.	390,900	14,064,582
#	IKON Office Solutions, Inc.	432,700	3,080,824
* #	Kansas City Southern	557,700	19,965,660
	Kennametal, Inc.	18,785	570,500
	Norfolk Southern Corp.	3,209,002	169,724,116
	Northrop Grumman Corp.	2,635,484	207,175,397
	Pentair, Inc.	164,120	5,353,594
	R. R. Donnelley & Sons Co.	397,847	12,663,470
#	Raytheon Co.	740,994	48,046,051
#	Ryder System, Inc.	466,600	26,880,826
	Southwest Airlines Co.	5,164,520	63,317,015
	Timken Co.	170,800	5,146,204
#	UAL Corp.	378,017	11,453,915
	Union Pacific Corp.	2,068,700	258,091,012
*	United Rentals, Inc.	265,692	5,340,409
* #	YRC Worldwide, Inc.	445,344	6,127,933
Total Industrials			1,284,289,332

4

Information Technology — (3.8%)
*	3Com Corp.	1,041,900	$3,427,851
* #	Advanced Micro Devices, Inc.	575,230	4,147,408
* #	Applied Micro Circuits Corp.	53,300	396,019
*	Arrow Electronics, Inc.	456,200	14,876,682
*	Avnet, Inc.	1,074,500	36,221,395
	AVX Corp.	507,400	6,362,796
*	Computer Sciences Corp.	1,385,243	60,188,808
*	Compuware Corp.	943,130	7,507,315
*	Convergys Corp.	193,000	2,786,920
	Electronic Data Systems Corp.	2,164,600	37,490,872
*	Fairchild Semiconductor Corp. Class A	43,100	480,565
#	Fidelity National Information Services, Inc.	402,462	16,698,148
*	Ingram Micro, Inc.	1,339,168	20,449,095
*	Integrated Device Technology, Inc.	1,446,600	12,136,974
*	International Rectifier Corp.	186,700	4,251,159
	Intersil Corp.	1,048,598	24,400,876
* #	JDS Uniphase Corp.	303,862	3,995,785
*	Metavante Technologies, Inc.	33,317	721,979
* #	Micron Technology, Inc.	3,907,157	29,381,821
*	NCR Corp.	184,100	4,079,656
*	Novellus Systems, Inc.	261,568	5,775,421
* #	Sandisk Corp.	138,300	3,256,965
*	Sanmina-SCI Corp.	3,848,400	6,349,860
* #	Sun Microsystems, Inc.	528,425	8,666,170
* #	Symantec Corp.	1,330,664	22,408,382
*	Tech Data Corp.	385,011	12,840,117
*	Tellabs, Inc.	1,964,818	12,928,502
*	Unisys Corp.	719,700	2,972,361
*	Vishay Intertechnology, Inc.	1,283,816	11,721,240
	Xerox Corp.	840,038	12,348,559
Total Information Technology			389,269,701

Materials — (3.2%)
#	Alcoa, Inc.	964,763	35,831,298
	Ashland, Inc.	532,611	23,525,428
	Bemis Co., Inc.	226,200	5,614,284
	Chemtura Corp.	844,230	6,973,340
	Cytec Industries, Inc.	188,900	10,820,192
* #	Domtar Corp.	4,576,336	29,151,260
#	International Paper Co.	1,615,245	51,203,267
	Louisiana-Pacific Corp.	795,400	8,653,952
	Lubrizol Corp.	179,500	10,464,850
	MeadWestavco Corp.	1,393,431	35,755,440
	Reliance Steel & Aluminum Co.	116,900	6,489,119
*	Smurfit-Stone Container Corp.	1,764,694	14,029,317
#	Titanium Metals Corp.	70,926	1,462,494
#	Tronox, Inc. Class B	92,517	408,000
#	Valhi, Inc.	115,611	2,234,761
#	Westlake Chemical Corp.	21,400	345,396
	Weyerhaeuser Co.	1,440,429	88,154,255
#	Worthington Industries, Inc.	131,400	2,311,326
Total Materials			333,427,979

5

Telecommunication Services — (5.9%)
	AT&T, Inc.	8,217,218	$286,205,703
	CenturyTel, Inc.	288,690	10,447,691
* #	Level 3 Communications, Inc.	195,500	435,965
#	Qwest Communications International, Inc.	1,972,600	10,652,040
#	Sprint Nextel Corp.	1,956,986	13,914,171
#	Telephone & Data Systems, Inc.	413,797	19,407,079
	Telephone & Data Systems, Inc. Special Shares	177,000	7,628,700
* #	United States Cellular Corp.	268,725	16,929,675
	Verizon Communications, Inc.	6,509,152	236,412,401
Total Telecommunication Services			602,033,425

TOTAL COMMON STOCKS			9,123,661,735

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $72,020,000 FHLMC 6.50%, 09/01/37, valued at $71,496,575) to be repurchased at $70,473,262	$70,456	70,456,000

SECURITIES LENDING COLLATERAL — (10.5%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,187,676,863 FNMA, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/20 to 06/01/47, valued at $963,719,292) to be repurchased at $935,895,406	935,650	935,649,798
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $43,267,817 FNMA 5.500%, 05/01/37 & 7.000%, 08/01/37, valued at $42,987,434) to be repurchased at $41,547,703	41,537	41,536,800
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $305,763,017 FNMA, rates ranging from 5.722%(r) to 6.913%(r), maturities ranging from 04/01/18 to 07/01/42, valued at $100,011,868) to be repurchased at $97,124,441	97,099	97,098,791

TOTAL SECURITIES LENDING COLLATERAL			1,074,285,389

TOTAL INVESTMENTS - (100.0%)
(Cost $9,529,984,232) ##			$10,268,403,124

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$9,123,661,735
Level 2 – Other Significant Observable Inputs	1,144,741,389
Level 3 – Significant Unobservable Inputs	—
Total	$10,268,403,124

6

THE U.S. SMALL CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.0%)
Consumer Discretionary — (15.1%)
*	4Kids Entertainment, Inc.	426,141	$5,045,509
* #	99 Cents Only Stores	1,162,300	10,797,767
*	A.C. Moore Arts & Crafts, Inc.	317,419	2,720,281
* #	AbitibiBowater Canada, Inc.	317,836	3,289,603
*	Acme Communications, Inc.	470,621	1,383,626
*	AH Belo Corp. Series A	368,818	4,488,515
	Aldila, Inc.	200	3,250
*	Alloy, Inc.	454,143	3,492,360
#	Ambassadors International, Inc.	14,878	165,741
	American Axle & Manufacturing Holdings, Inc.	1,968,362	38,737,364
*	American Biltrite, Inc.	58,409	423,465
#	American Greetings Corp. Class A	1,809,500	34,054,790
*	America’s Car-Mart, Inc.	271,261	2,956,745
#	Arctic Cat, Inc.	129,764	981,016
#	ArvinMeritor, Inc.	3,097,062	34,965,830
	Asbury Automotive Group, Inc.	1,093,802	15,335,104
*	Ashworth, Inc.	421,289	1,423,957
*	Audiovox Corp. Class A	643,817	5,794,353
* #	Avatar Holdings, Inc.	155,472	6,697,734
*	Bakers Footwear Group, Inc.	3,752	7,954
*	Ballantyne of Omaha, Inc.	85,155	419,814
	Bassett Furniture Industries, Inc.	321,575	3,775,290
	Beasley Broadcast Group, Inc.	115,020	638,361
#	Beazer Homes USA, Inc.	32,486	230,651
	Belo Corp. Class A	1,833,293	21,577,859
*	Benihana, Inc. Class A	6,500	69,615
*	Big Lots, Inc.	1,866,208	31,445,605
*	Birks & Mayors, Inc.	25,119	124,590
#	Blockbuster, Inc. Class A	2,462,458	7,485,872
*	Blockbuster, Inc. Class B	936,800	2,594,936
* #	Bluegreen Corp.	982,198	8,309,395
	Bob Evans Farms, Inc.	1,381,208	39,985,972
#	Bon-Ton Stores, Inc.	60,601	346,638
	Books-A-Million, Inc.	47,962	397,605
#	Borders Group, Inc.	122,157	1,131,174
	Bowl America, Inc. Class A	31,040	478,016
	Brunswick Corp.	41,400	674,406
*	Buca, Inc.	602,329	246,955
*	Cache, Inc.	15	149
* #	California Coastal Communities, Inc.	259,274	1,324,890
#	Carmike Cinemas, Inc.	415,429	3,003,552
*	Carriage Services, Inc.	520,547	4,112,321
*	Catalina Lighting, Inc.	21,540	86,160

1

*	Cavalier Homes, Inc.	430,307	$731,522
* #	Cavco Industries, Inc.	159,328	5,248,264
●	Championship Auto Racing Teams, Inc.	4,800	—
* #	Charming Shoppes, Inc.	3,075,915	16,948,292
* #	Charter Communications, Inc.	114,100	109,764
*	Chromcraft Revington, Inc.	18,010	81,045
	Churchill Downs, Inc.	56,299	2,563,293
#	Citadel Broadcasting Co.	2,803,287	2,943,451
	Coachmen Industries, Inc.	518,600	2,297,398
	Coast Distribution System, Inc.	131,895	712,233
	Cobra Electronics Corp.	107,747	516,108
#	Collectors Universe, Inc.	179,801	1,673,947
* #	Comstock Homebuilding Companies, Inc.	98,964	76,202
*	Concord Camera Corp.	189,954	830,099
*	Congoleum Corp. Class A	90,400	2,260
#	Cooper Tire & Rubber Co.	2,195,656	39,675,504
* #	Cost Plus, Inc.	291,934	1,021,769
*	Cox Radio, Inc.	1,447,908	15,912,509
	CSS Industries, Inc.	270,150	9,430,936
*	Culp, Inc.	349,518	2,551,481
* #	Cumulus Media, Inc. Class A	1,669,142	9,180,281
	Decorator Industries, Inc.	34,374	153,308
*	dELiA*s, Inc.	20,043	39,886
	Delta Apparel, Inc.	224,389	1,990,330
*	Design Within Reach, Inc.	1,200	2,892
*	DG Fastchannel, Inc.	1	20
*	Diedrich Coffee, Inc.	31,478	100,100
* #	Directed Electronics, Inc.	101,053	222,317
*	Dixie Group, Inc.	358,599	3,159,257
* #	Dominion Homes, Inc.	204,274	124,607
*	Dorman Products, Inc.	399,813	4,198,036
	Dover Motorsports, Inc.	350,643	2,422,943
*	Duckwall-ALCO Stores, Inc.	109,500	1,715,865
*	ELXSI Corp.	27,300	50,505
*	EMAK Worldwide, Inc.	50	50
*	Emerson Radio Corp.	254,361	274,710
#	Emmis Communications Corp. Class A	1,121,945	3,320,957
#	Entercom Communications Corp.	1,381,227	15,428,306
*	Entravision Communications Corp.	2,330,020	13,514,116
* #	Escala Group, Inc.	312,991	888,894
	Escalade, Inc.	39,600	360,360
	Federal Screw Works	3,125	32,500
* #	Federal-Mogul Corp.	823,500	370,575
#	Finish Line, Inc. Class A	1,024,667	2,899,808
*	Finlay Enterprises, Inc.	218,041	202,778
*	Flanigan’s Enterprises, Inc.	156	1,256
	Flexsteel Industries, Inc.	143,380	1,889,748
	Footstar, Inc.	468,700	1,991,975
*	Franklin Covey Co.	388,054	2,995,777
*	Franklin Electronic Publishers, Inc.	135,104	295,878
#	Fred’s, Inc.	1,088,904	9,560,577
	Frisch’s Restaurants, Inc.	10,070	217,512
	FTD Group, Inc.	402,263	5,547,207
* #	Fuel Systems Solutions, Inc.	9,809	101,425
#	Furniture Brands International, Inc.	1,999,950	25,999,350

2

* #	Gander Mountain Co.	505,238	$2,854,595
*	G-III Apparel Group, Ltd.	343	4,490
*	Gottschalks, Inc.	293,879	675,922
#	Gray Television, Inc.	1,437,350	8,336,630
	Gray Television, Inc. Class A	41,706	285,686
*	Great Wolf Resorts, Inc.	441,903	3,035,874
#	Group 1 Automotive, Inc.	759,600	18,610,200
*	Hampshire Group, Ltd.	41,080	492,960
#	Handleman Co.	715,777	937,668
*	Harris Interactive, Inc.	1,702,256	4,613,114
*	Hartmarx Corp.	963,400	2,408,500
*	Hastings Entertainment, Inc.	351,070	2,878,774
#	Haverty Furniture Co., Inc.	517,500	5,081,850
*	Hayes Lemmerz International, Inc.	1,930,671	6,139,534
*	Hollywood Media Corp.	269,000	715,540
	ILX Resorts, Inc.	97,633	551,626
*	Image Entertainment, Inc.	48,050	102,827
*	Interstate Hotels & Resorts, Inc.	660,325	3,281,815
	J. Alexander’s Corp.	127,237	984,814
*	Jaclyn, Inc.	32,525	262,639
*	Jakks Pacific, Inc.	863,920	24,146,564
* #	Jarden Corp.	177,918	4,286,045
*	Jo-Ann Stores, Inc.	753,900	12,439,350
	Johnson Outdoors, Inc.	170,950	3,162,575
	Jones Apparel Group, Inc.	296,400	4,182,204
	Journal Communications, Inc. Class A	194,778	1,342,020
#	Journal Register Co.	996,800	996,800
	Kenneth Cole Productions, Inc. Class A	190,796	2,837,137
	Kimball International, Inc. Class B	735,352	7,684,428
* #	Kirkland’s, Inc.	196,079	168,628
	LaCrosse Footwear, Inc.	40,063	671,055
*	Lakeland Industries, Inc.	133,886	1,407,142
* #	Lakes Entertainment, Inc.	241,159	1,418,015
#	Landry’s Restaurants, Inc.	658,635	11,677,599
*	Lazare Kaplan International, Inc.	150,161	1,501,610
#	La-Z-Boy, Inc.	1,787,639	15,069,797
* #	Lear Corp.	1,006,357	27,755,326
#	Lee Enterprises, Inc.	895,833	9,236,038
* #	Lenox Group, Inc.	440,800	815,480
	Levitt Corp. Class A	154,700	309,400
	Libbey, Inc.	370,797	5,765,893
#	Lifetime Brands, Inc.	280,172	2,894,177
*	Lin TV Corp.	953,190	9,789,261
#	Lithia Motors, Inc. Class A	459,091	4,719,455
*	Lodgenet Entertainment Corp.	25,800	240,198
*	Lodgian, Inc.	710,947	6,362,976
*	Luby’s, Inc.	430,332	3,937,538
#	M/I Homes, Inc.	359,251	5,924,049
*	Mace Security International, Inc.	187,474	328,079
* #	Magna Entertainment Corp.	154,700	122,213
* #	MarineMax, Inc.	659,419	8,097,665
*	Max & Erma’s Restaurants, Inc.	13,134	34,280
	McRae Industries, Inc. Class A	30,453	472,021
	MDC Holdings, Inc.	254,308	10,650,419
*	Meade Instruments Corp.	640,020	979,231

3

#	Media General, Inc. Class A	988,866	$15,426,310
*	Merisel, Inc.	3,600	8,100
	Modine Manufacturing Co.	1,321,003	16,486,117
	Monaco Coach Corp.	976,100	9,546,258
*	Morton’s Restaurant Group, Inc.	30,400	235,600
	Movado Group, Inc.	60,758	1,170,199
* #	Multimedia Games, Inc.	603,825	4,226,775
	National Presto Industries, Inc.	142,451	7,464,432
*	Nature Vision, Inc.	2,100	4,368
#	Nautilus Group, Inc.	148,500	622,215
* #	Navarre Corp.	252,150	416,047
* #	New Motion, Inc.	209,257	1,067,211
*	Nitches, Inc.	12,141	20,397
*	Nobel Learning Communities, Inc.	61,291	800,460
#	Noble International, Ltd.	64,609	704,884
#	Orleans Homebuilders, Inc.	221,279	1,108,608
	O’Charleys, Inc.	761,367	8,595,833
#	Oxford Industries, Inc.	218,945	4,628,497
*	P & F Industries, Inc. Class A	12,917	90,096
* #	Palm Harbor Homes, Inc.	544,540	2,744,482
#	Penske Automotive Group, Inc.	2,863,983	51,666,253
*	Perry Ellis International, Inc.	484,316	9,487,750
*	Phoenix Footwear Group, Inc.	216,337	395,897
#	Pier 1 Imports, Inc.	1,461,152	7,656,436
*	Pinnacle Entertainment, Inc.	540,950	8,471,277
*	Pomeroy IT Solutions, Inc.	407,504	2,677,301
* #	Proliance International, Inc.	362,891	1,008,837
*	QEP Co., Inc.	39,432	363,957
* #	Quaker Fabric Corp.	549,428	10,439
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	682,183	477,528
*	Quiksilver, Inc.	34,500	310,500
*	Radio One, Inc. Class D	1,952,773	2,460,494
*	RC2 Corp.	562,900	10,441,795
	RCN Corp.	923,422	10,249,984
* #	Reading International, Inc. Class A	199,977	1,901,781
*	Reading International, Inc. Class B	14,460	144,600
*	Red Lion Hotels Corp.	546,302	4,375,879
*	Regent Communications, Inc.	1,314,367	1,196,074
	Regis Corp.	681,355	17,067,943
*	Rex Stores Corp.	333,450	6,192,166
*	Riviera Holdings Corp.	16,400	374,084
* #	Rockford Corp.	250,500	335,670
* #	Rocky Brands, Inc.	180,983	1,026,174
	Russ Berrie & Co., Inc.	322,138	4,207,122
	Ryland Group, Inc.	183,050	5,178,484
*	S&K Famous Brands, Inc.	76,900	501,772
*	Saga Communications, Inc. Class A	286,367	1,666,656
	Salem Communications Corp.	169,884	560,617
*	Schieb (Earl), Inc.	73,900	240,175
*	Scholastic Corp.	1,773,991	61,859,066
* #	Sharper Image Corp.	397,246	87,394
	Shiloh Industries, Inc.	388,470	3,620,540
* #	Shoe Carnival, Inc.	285,190	3,864,324
*	Silverleaf Resorts, Inc.	121,800	404,376
#	Sinclair Broadcast Group, Inc. Class A	996,428	9,197,030

4

* #	Six Flags, Inc.	2,636,000	$5,192,920
#	Skyline Corp.	200,900	5,665,380
	Sonic Automotive, Inc.	1,282,597	22,804,575
* #	Source Interlink Companies, Inc.	1,566,006	2,646,550
* #	Spanish Broadcasting System, Inc.	774,108	1,161,162
*	SPAR Group, Inc.	3,200	4,064
	Speedway Motorsports, Inc.	12,500	365,000
*	Sport Chalet, Inc. Class A	127,528	567,500
*	Sport Chalet, Inc. Class B	12,269	52,757
	Sport Supply Group, Inc.	700	7,952
*	Sport-Haley, Inc.	61,900	142,989
	Stage Stores, Inc.	1,567,797	19,848,310
#	Standard Motor Products, Inc.	649,750	4,814,647
#	Standard Pacific Corp.	394,900	1,623,039
	Star Buffet, Inc.	7,100	38,695
*	Steinway Musical Instruments, Inc.	234,301	5,789,578
	Stewart Enterprises, Inc.	3,188,642	19,036,193
*	Stoneridge, Inc.	642,200	6,922,916
	Strattec Security Corp.	26,105	975,283
#	Superior Industries International, Inc.	936,600	16,259,376
	Superior Uniform Group, Inc.	137,800	1,364,220
#	Syms Corp.	338,200	4,548,790
* #	Syntax-Brillian Corp.	174,642	124,083
*	Talon International, Inc.	29,600	10,360
#	Tandy Brand Accessories, Inc.	200,326	1,217,982
* #	Tarragon Corp.	60,142	105,248
*	Tarrant Apparel Group	281,000	224,800
*	The Hallwood Group, Inc.	159	10,418
	The Marcus Corp.	609,320	9,712,561
#	The Pep Boys - Manny, Moe & Jack	1,872,600	21,422,544
*	The Sports Club Co., Inc.	113,300	150,122
* #	The Steak n Shake Co.	757,175	6,314,839
*	Trans World Entertainment Corp.	1,045,274	4,170,643
*	Triple Crown Media, Inc.	152,303	601,597
* #	Trump Entertainment Resorts, Inc.	446,526	1,795,035
*	Unifi, Inc.	1,705,064	4,842,382
	Unifirst Corp.	408,100	15,764,903
	Virco Manufacturing Corp.	11,066	65,732
#	Visteon Corp.	2,595,339	9,083,686
*	Voyager Learning Co.	103,000	721,000
*	Warnaco Group, Inc.	1,095,797	41,158,135
* #	WCI Communities, Inc.	1,453,300	5,653,337
*	Wells-Gardner Electronics Corp.	91,078	136,617
* #	West Marine, Inc.	603,978	4,874,102
*	Wilsons The Leather Experts, Inc.	682,051	456,974
#	Xerium Technologies, Inc.	16,600	83,166
* #	Zale Corp.	1,349,084	26,064,303
Total Consumer Discretionary			1,347,128,428

Consumer Staples — (3.3%)
*	Alliance One International, Inc.	2,194,967	10,755,338
#	American Italian Pasta Co.	580,800	2,904,000
*	Bridgford Foods Corp.	10,359	63,811
*	Cagle’s, Inc. Class A	3,992	32,255
* #	Caribou Coffee Co.	1,700	4,420

5

* #	Central Garden & Pet Co.	782,104	$3,855,773
*	Central Garden & Pet Co. Class A	1,333,456	5,867,206
#	Chiquita Brands International, Inc.	1,537,940	31,481,632
	Del Monte Foods Co.	698,994	6,276,966
	Farmer Brothers Co.	134,422	3,001,643
	Golden Enterprises, Inc.	16,900	45,461
	Griffin Land & Nurseries, Inc. Class A	31,574	1,157,187
*	Hain Celestial Group, Inc.	1,402,074	37,855,998
#	Imperial Sugar Co.	244,621	4,696,723
	Ingles Market, Inc. Class A	39,657	952,165
*	Katy Industries, Inc.	130,300	247,570
*	Monterey Pasta Co.	463,402	1,274,355
#	Nash Finch Co.	428,033	15,011,117
*	Natural Alternatives International, Inc.	107,798	982,040
* #	Natural Health Trends Corp.	89,192	87,408
	Oil-Dri Corp. of America	73,755	1,427,159
*	Omega Protein Corp.	663,018	7,027,991
*	Pantry, Inc.	46,353	1,115,253
* #	Parlux Fragrances, Inc.	380,699	1,286,763
*	Performance Food Group Co.	1,548,270	50,318,775
	Pilgrim’s Pride Corp.	93,197	2,186,402
*	Prestige Brands Holdings, Inc.	545,841	4,208,434
	PriceSmart, Inc.	353,626	8,578,967
*	Pyramid Breweries, Inc.	218,416	473,963
*	Redhook Ale Brewery, Inc.	170,019	882,399
* #	Sanfilippo (John B.) & Son, Inc.	246,021	2,295,376
*	Scheid Vineyards, Inc.	6,720	219,072
	Schiff Nutrition International, Inc.	123,708	750,908
	Scope Industries	8,100	680,400
#	Seaboard Corp.	15,593	24,792,870
*	Seneca Foods Corp. Class A	1,583	31,723
*	Seneca Foods Corp. Class B	12,871	274,152
* #	Spectrum Brands, Inc.	444,100	1,669,816
	Stephan Co.	53,800	161,400
	Tasty Baking Co.	229,200	1,570,020
*	TreeHouse Foods, Inc.	198,054	4,390,857
#	Universal Corp.	868,059	49,401,238
	Weis Markets, Inc.	93,400	3,027,094
* #	Winn-Dixie Stores, Inc.	182,117	2,977,613
*	Zapata Corp.	337,047	2,376,181
Total Consumer Staples			298,677,894

Energy — (9.4%)
	Adams Resources & Energy, Inc.	33,137	820,141
* #	Allis-Chalmers Energy, Inc.	360,694	4,551,958
* #	Basic Energy Services, Inc.	404,698	8,563,410
*	Bois d’Arc Energy, Inc.	123,900	2,660,133
* #	BPZ Resources, Inc.	338	5,330
*	Brigham Exploration Co.	1,003,587	7,838,014
* #	Bristow Group, Inc.	856,977	45,214,107
*	Bronco Drilling Co., Inc.	806,960	12,758,038
*	Callon Petroleum Co.	656,200	12,100,328
*	Catalytica Energy Systems, Inc.	33,158	192,648
*	Complete Production Services, Inc.	146,277	2,840,699
*	Comstock Resources, Inc.	1,898,367	68,910,722

6

* #	Edge Petroleum Corp.	352,416	$1,691,597
*	Encore Acquisition Co.	1,781,324	65,552,723
* #	EXCO Resources, Inc.	1,112,153	19,295,855
* #	Exterran Holdings, Inc.	2,039,425	142,045,951
*	Grey Wolf, Inc.	950,606	5,893,757
	Gulf Island Fabrication, Inc.	669	19,515
*	Gulfmark Offshore, Inc.	386,273	19,568,590
*	Harvest Natural Resources, Inc.	1,049,897	12,871,737
*	HKN, Inc.	35,862	311,641
* #	Infinity, Inc.	60,963	26,824
*	Mariner Energy, Inc.	1,230,792	34,129,862
*	Meridian Resource Corp.	3,153,742	4,888,300
*	Natural Gas Services Group	149,623	3,351,555
*	Newpark Resources, Inc.	1,606,913	7,118,625
*	Oil States International, Inc.	3,200	134,912
*	Parker Drilling Co.	1,092,143	7,240,908
*	Petrohawk Energy Corp.	922,293	16,675,057
*	Petroleum Development Corp.	470,740	32,838,822
*	PHI, Inc.	256,264	7,754,549
*	Pioneer Drilling Co.	1,913,445	25,659,297
*	Quest Resource Corp.	7,250	51,475
*	Royale Energy, Inc.	3,893	13,509
*	Stone Energy Corp.	1,217,296	61,789,945
*	Swift Energy Corp.	1,253,094	59,810,177
* #	Trico Marine Services, Inc.	442,190	17,475,349
*	Union Drilling, Inc.	210,671	4,217,633
#	USEC, Inc.	3,185,602	20,324,141
*	VeraSun Energy Corp.	81,700	738,568
*	Whiting Petroleum Corp.	1,626,235	99,558,107
Total Energy			837,504,509

Financials — (19.0%)
	1st Independence Financial Group, Inc.	5,052	81,085
	1st Source Corp.	585,333	10,219,914
	21st Century Holding Co.	34,621	452,150
	Abigail Adams National Bancorp, Inc.	977	10,131
	Abington Bancorp, Inc.	55,023	551,881
	Access National Corp.	500	3,820
	Advanta Corp. Class A	345,376	2,452,170
	Advanta Corp. Class B	538,375	4,156,255
	Affirmative Insurance Holdings, Inc.	128,487	1,146,104
	Alfa Corp.	271,888	5,919,002
#	Alliance Financial Corp.	17,911	454,939
*	AmComp, Inc.	307,318	3,764,645
	Amcore Financial, Inc.	114,134	2,216,482
	Ameriana Bancorp	30,395	266,564
	American Bancorp of New Jersey, Inc.	121,123	1,300,861
	American Equity Investment Life Holding Co.	1,776,391	16,964,534
*	American Independence Corp.	20,795	166,360
	American National Bankshares, Inc.	11,981	265,739
	American Physicians Capital, Inc.	387,862	17,116,350
	American Physicians Services Group, Inc.	35,600	672,840
	American West Bancorporation	277,922	2,454,051
*	AmeriCredit Corp.	20,796	299,046
#	Ameris Bancorp	41,081	584,172

7

*	AmeriServe Financial, Inc.	510,383	$1,480,111
	Anchor Bancorp Wisconsin, Inc.	35,825	678,167
*	Argo Group International Holdings, Ltd.	705,396	26,395,918
	ASB Financial Corp.	10,400	159,900
#	Asset Acceptance Capital Corp.	67,131	654,527
*	Atlantic American Corp.	80,034	124,053
*	B of I Holding, Inc.	16,356	100,589
	Baldwin & Lyons, Inc. Class B	335,671	8,176,946
*	Bancinsurance Corp.	75,970	391,625
	Bancorp Rhode Island, Inc.	7,424	259,617
#	BancTrust Financial Group, Inc.	9,928	109,109
*	Bank of Florida Corp.	111,610	1,044,670
	Bank of Granite Corp.	520	6,209
#	BankAtlantic Bancorp, Inc. Class A	265,996	1,212,942
#	BankFinancial Corp.	324,847	4,619,324
#	BankUnited Financial Corp. Class A	1,124,660	5,488,341
	Banner Corp.	385,856	8,357,641
	Bar Harbor Bankshares	5,490	170,739
#	BCB Bancorp, Inc.	3,746	56,471
	Benjamin Franklin Bancorp, Inc.	11,672	164,225
	Berkshire Bancorp, Inc.	14,843	227,246
	Berkshire Hills Bancorp, Inc.	336,087	7,612,371
	Beverly Hills Bancorp, Inc.	528,495	2,616,050
*	BFC Financial Corp.	33,229	41,536
*	BNCCORP., Inc.	30,988	402,844
*	BNS Holding, Inc.	45,855	641,970
#	Boston Private Financial Holdings, Inc.	1,303,000	17,942,310
	Brookline Bancorp, Inc.	2,246,869	21,592,411
*	Brunswick Bancorp	1,200	11,436
*	CabelTel International Corp.	1,070	1,867
	Cadence Financial Corp.	60,737	931,098
	California First National Bancorp	105,514	1,107,897
	Camco Financial Corp.	68,535	752,514
	Capital Bank Corp.	27,191	272,998
	Capital Corp. of the West	11,590	159,362
	Capital Southwest Corp.	23,982	2,639,459
	Capitol Bancorp, Ltd.	132,832	2,473,332
	Cardinal Financial Corp.	365,731	2,907,561
	Carrollton Bancorp	3,333	43,329
	Cascade Financial Corp.	13,900	175,974
#	Cathay General Bancorp	314,329	6,890,092
* #	Centennial Bank Holdings, Inc.	274,320	1,626,718
	Center Financial Corp.	27,052	263,216
	Centerstate Banks of Florida, Inc.	2,709	36,301
	Central Bancorp, Inc.	3,136	60,399
*	Central Jersey Bancorp	1,300	9,724
#	Central Pacific Financial Corp.	1,025,463	18,960,811
	Centrue Financial Corp.	33,161	637,023
	CFS Bancorp, Inc.	369,685	5,293,889
#	Chemical Financial Corp.	837,675	18,613,138
	Citizens Community Bancorp, Inc.	16,727	149,707
	Citizens First Bancorp, Inc.	284,349	3,585,641
	Citizens First Corp.	100	987
	Citizens Republic Bancorp, Inc.	690,293	7,682,961
	Citizens South Banking Corp.	45,517	463,818

8

* #	Citizens, Inc.	399,498	$2,257,164
*	CNA Surety Corp.	1,165,432	16,444,246
	Codorus Valley Bancorp, Inc.	800	13,240
	Columbia Banking System, Inc.	49,795	1,149,767
	Commerce Group, Inc.	144,348	5,231,172
	Commercial National Financial Corp.	2,064	35,191
	Commonwealth Bankshares, Inc.	23,017	414,076
* #	Community Bancorp	85,049	1,046,103
#	Community Bank System, Inc.	950,500	21,006,050
	Community Bankshares, Inc.	9,621	121,225
	Community Capital Corp.	15,300	236,385
	Community Central Bank Corp.	367	2,041
	Community Trust Bancorp, Inc.	56,213	1,520,562
	Community West Bancshares	2,977	26,391
	Compass Diversified Holdings	29,767	404,831
* #	CompuCredit Corp.	577,127	5,990,578
* #	Consumer Portfolio Services, Inc.	138,716	435,568
	Cooperative Bankshares, Inc.	23,206	261,067
*	Core-Mark Holding Co., Inc.	135,069	3,588,783
#	Corus Bankshares, Inc.	424,648	4,386,614
* #	Cowen Group, Inc.	159,182	1,193,865
*	Cowlitz Bancorporation	7,258	63,580
	Crawford & Co. Class A	779	2,921
	Crawford & Co. Class B	24,896	102,572
*	Crescent Financial Corp.	16,135	140,052
*	Dearborn Bancorp, Inc.	118,782	830,286
	Delphi Financial Group, Inc. Class A	1,353,394	40,818,363
#	Delta Financial Corp.	418,907	23,040
	Dime Community Bancshares	149,278	2,272,011
	Donegal Group, Inc. Class A	613,943	10,019,550
	Donegal Group, Inc. Class B	62,876	1,166,350
	Eastern Insurance Holdings, Inc.	39,722	649,852
	Eastern Virginia Bankshares, Inc.	1,444	25,227
	ECB Bancorp, Inc.	2,589	68,608
#	EMC Insurance Group, Inc.	411,279	9,097,491
* #	Encore Capital Group, Inc.	471,510	3,479,744
#	Epoch Holding Corp.	103,300	1,157,993
	ESB Financial Corp.	45,549	469,155
	Farmers Capital Bank Corp.	4,434	112,180
	FBL Financial Group, Inc. Class A	1,003,211	29,504,436
	Federal Agriculture Mortgage Corp. Class A	1,800	32,256
#	Federal Agriculture Mortgage Corp. Class C	297,200	7,144,688
	Fidelity Bancorp, Inc.	3,703	56,730
	Fidelity Southern Corp.	16,395	130,340
#	Financial Federal Corp.	188,108	4,053,727
	Financial Institutions, Inc.	146,940	2,719,859
	First Bancorp of Indiana, Inc.	4,430	52,717
*	First Bancshares, Inc.	7,807	127,254
*	First Bank of Delaware	70,003	187,258
#	First Busey Corp.	40,039	749,130
	First Citizens BancShares, Inc.	14,028	1,994,641
#	First Commonwealth Financial Corp.	518,273	5,483,328
#	First Community Bancorp	1,223,722	34,876,077
#	First Defiance Financial Corp.	211,983	4,163,346
	First Federal Bancshares of Arkansas, Inc.	123,780	1,856,700

9

	First Federal Bankshares, Inc.	5,984	$86,229
	First Federal of Northern Michigan Bancorp, Inc.	15,942	114,942
#	First Financial Corp.	339,493	8,911,691
	First Franklin Corp.	6,605	60,436
*	First Investors Financial Services Group, Inc.	118,400	648,240
*	First Keystone Financial, Inc.	41,772	560,998
	First M&F Corp.	39,320	598,057
*	First Mariner Bancorp, Inc.	33,344	209,734
	First Merchants Corp.	567,039	15,315,723
	First National Lincoln Corp.	19,161	277,834
	First Niagara Financial Group, Inc.	3,195,675	36,494,610
	First PacTrust Bancorp, Inc.	34,570	585,961
	First Place Financial Corp.	539,434	6,613,461
*	First Regional Bancorp	73,100	1,170,331
	First Security Group, Inc.	66,640	604,425
	First State Bancorporation	165,995	1,972,021
	First United Corp.	33,973	659,076
	First West Virginia Bancorp, Inc.	4,275	75,454
	Firstbank Corp.	57,686	781,081
*	FirstCity Financial Corp.	200,504	1,766,440
* #	FirstFed Financial Corp.	146,742	4,585,687
#	Flagstar Bancorp, Inc.	1,860,200	13,319,032
	Flushing Financial Corp.	406,255	6,621,956
	FNB United Corp.	58,830	682,428
*	FPIC Insurance Group, Inc.	337,273	14,728,712
* #	Franklin Bank Corp.	552,493	2,121,573
* #	Franklin Credit Management Corp.	57,350	48,747
	Fulton Financial Corp.	130,891	1,522,262
	Gateway Financial Holdings, Inc.	220,462	2,524,290
	GB&T Bancshares, Inc.	472,138	4,202,028
	German American Bancorp, Inc.	129,080	1,625,117
	Great Southern Bancorp, Inc.	8,467	151,983
	Greene Bancshares, Inc.	116,871	2,129,390
	Guaranty Federal Bancshares, Inc.	14,450	386,537
	Habersham Bancorp	4,180	61,655
*	Hallmark Financial Services, Inc.	17,737	208,942
	Harleysville Group, Inc.	1,124,353	37,755,774
	Harleysville Savings Financial Corp.	14,793	206,954
	Harrington West Financial Group, Inc.	35,656	371,536
	Hawthorn Bancshares, Inc.	8,918	243,015
#	Heartland Financial USA, Inc.	11,475	204,025
#	Hercules Technology Growth Capital, Inc.	838,526	9,970,074
	Heritage Commerce Corp.	15,280	251,814
	HF Financial Corp.	90,326	1,494,895
	HMN Financial, Inc.	115,271	2,787,253
	Home Federal Bancorp, Inc.	17,961	415,797
	HopFed Bancorp, Inc.	1,300	18,343
	Horace Mann Educators Corp.	1,658,308	28,821,393
	Horizon Financial Corp.	13,700	175,360
* #	HouseValues, Inc.	12,446	32,484
	IBERIABANK Corp.	236,620	10,522,491
	Imperial Capital Bancorp, Inc.	145,988	3,264,292
#	Independence Holding Co.	162,056	1,782,616
	Infinity Property & Casualty Corp.	614,512	24,684,947
	Integra Bank Corp.	135,798	1,929,690

10

#	Intervest Bancshares Corp.	42,757	$568,668
	Investors Title Co.	29,302	1,403,859
#	Irwin Financial Corp.	949,742	7,132,562
	Jefferson Bancshares, Inc.	17,167	184,030
*	Knight Capital Group, Inc.	1,510,132	24,207,416
* #	LaBranche & Co., Inc.	1,285,140	5,963,050
#	Lakeland Bancorp, Inc.	252,584	2,813,786
#	LandAmerica Financial Group, Inc.	622,580	22,923,396
	Landmark Bancorp, Inc.	11,260	273,393
	Leesport Financial Corp.	24,918	442,294
	Legacy Bancorp, Inc.	99,619	1,413,594
	Lincoln Bancorp	24,687	296,244
	LNB Bancorp, Inc.	33,520	436,095
	LSB Corp.	50,752	861,769
	LSB Financial Corp.	7,319	148,576
#	Macatawa Bank Corp.	28,876	266,237
	MainSource Financial Group, Inc.	457,661	5,999,936
* #	Marlin Business Services, Inc.	64,265	611,803
	MASSBANK Corp.	86,847	3,387,033
	Mayflower Bancorp, Inc.	3,974	44,211
	MB Financial, Inc.	1,091,548	31,403,836
#	MBT Financial Corp.	83,752	707,704
	MCG Capital Corp.	2,988,123	35,857,476
*	Meadowbrook Insurance Group, Inc.	970,134	7,722,267
	Medallion Financial Corp.	538,699	5,338,507
#	Mercantile Bancorp, Inc.	8,044	146,401
	Mercantile Bank Corp.	25,871	349,258
	Mercer Insurance Group, Inc.	212,983	3,748,501
	Meta Financial Group, Inc.	33,100	891,714
	MetroCorp Bancshares, Inc.	7,085	95,577
	MFB Corp.	21,960	769,478
	MicroFinancial, Inc.	214,996	1,160,978
	Midland Co.	202,258	13,069,912
#	Midwest Banc Holdings, Inc.	189,485	1,946,011
	MidWestOne Financial Group, Inc.	11,512	188,336
	MutualFirst Financial, Inc.	57,580	794,604
	Nara Bancorp, Inc.	63,468	695,609
#	National Penn Bancshares, Inc.	1,102,970	17,658,550
	National Security Group, Inc.	5,246	80,788
	National Western Life Insurance Co. Class A	42,480	7,567,812
*	Navidec Financial, Inc.	5,188	5,707
*	Navigators Group, Inc.	570,373	31,216,514
#	Nelnet, Inc. Class A	48,200	525,380
	New Hampshire Thrift Bancshares, Inc.	68,417	899,684
	New Westfield Financial, Inc.	49,166	492,643
	NewAlliance Bancshares, Inc.	2,692,954	30,645,817
	NewBridge Bancorp	72,630	700,153
*	Newtek Business Services, Inc.	143,080	154,526
*	NexCen Brands, Inc.	454,113	1,789,205
*	Nexity Financial Corp.	600	4,548
	North Central Bancshares, Inc.	39,100	1,312,978
*	North Pointe Holdings Corp.	4,335	67,583
	Northeast Bancorp	21,700	330,708
	Northeast Community Bancorp, Inc.	26,486	311,210
	Northrim Bancorp, Inc.	31,287	673,922

11

	Northway Financial, Inc.	6,704	$114,638
	NYMAGIC, Inc.	193,716	4,676,304
	OceanFirst Financial Corp.	15,125	244,117
* #	Ocwen Financial Corp.	1,333,159	7,998,954
	Omega Financial Corp.	408,866	11,247,904
	Pacific Capital Bancorp	48,744	1,021,187
	Pacific Mercantile Bancorp	10,285	100,690
*	Pacific Premier Bancorp, Inc.	66,986	545,266
	Pamrapo Bancorp, Inc.	646	10,782
	Park Bancorp, Inc.	4,092	82,822
	Park National Corp.	9,651	583,885
	Parkvale Financial Corp.	69,464	1,929,015
#	Patriot Capital Funding, Inc.	152,155	1,591,541
#	Patriot National Bancorp	7,035	112,736
	PAULA Financial	88,600	451,860
*	Penn Treaty American Corp.	613,274	3,526,325
*	Pennsylvania Commerce Bancorp, Inc.	2,489	65,934
	Peoples Bancorp of Indiana	14,576	220,826
	Peoples Bancorp of North Carolina	3,095	39,616
	Peoples Bancorp, Inc.	292,802	6,359,659
	Peoples Community Bancorp	5,084	35,537
*	Pico Holdings, Inc.	553,594	18,921,843
	Pinnacle Bancshares, Inc.	17,681	194,491
*	Pinnacle Financial Partners, Inc.	50,348	1,154,983
*	Piper Jaffray Companies, Inc.	545,661	21,133,451
*	PMA Capital Corp. Class A	1,039,565	8,524,433
	Premier Financial Bancorp, Inc.	34,455	422,763
	Presidential Life Corp.	932,637	15,630,996
	Princeton National Bancorp, Inc.	7,001	190,427
* #	ProAssurance Corp.	283,417	15,069,282
	ProCentury Corp.	315,898	5,796,728
	Prosperity Bancshares, Inc.	905,973	23,917,687
	Provident Bankshares Corp.	265,299	3,377,256
	Provident Financial Holdings, Inc.	209,247	3,536,274
	Provident Financial Services, Inc.	2,524,606	30,270,026
#	Provident New York Bancorp	1,229,119	16,113,750
	Pulaski Financial Corp.	9,737	107,204
	Rainier Pacific Financial Group, Inc.	169,503	2,300,156
	Renasant Corp.	231,880	4,883,393
	Republic Bancorp, Inc. Class A	12,831	209,915
*	Republic First Bancorp, Inc.	59,552	369,222
#	Resource America, Inc.	151,373	1,808,907
*	Rewards Network, Inc.	127,787	587,820
	Riverview Bancorp, Inc.	228,219	2,441,943
	RLI Corp.	202,079	10,554,586
	Rome Bancorp, Inc.	141,405	1,662,923
*	Royal Bank of Canada	108,679	5,444,826
	Rurban Financial Corp.	13,214	147,997
	Safety Insurance Group, Inc.	262,354	9,730,710
#	Sanders Morris Harris Group, Inc.	192,297	1,717,212
	Sandy Spring Bancorp, Inc.	94,990	2,584,678
*	SCPIE Holdings, Inc.	208,312	5,707,749
*	Seabright Insurance Holdings	650,453	9,691,750
#	Security Bank Corp.	57,716	391,314
	Selective Insurance Group, Inc.	1,945,426	46,223,322

12

	Shore Financial Corp.	11,794	$215,712
	SI Financial Group, Inc.	184	1,774
	Simmons First National Corp. Class A	355,959	9,094,752
	South Financial Group, Inc.	1,208,902	17,444,456
#	South Street Financial Corp.	11,002	75,089
*	Southcoast Financial Corp.	29,416	398,587
	Southern Community Financial Corp.	245,556	1,809,748
*	Southern Connecticut Bancorp, Inc.	26,298	189,346
*	Southern First Bancshares, Inc.	1,100	16,225
	Southwest Bancorp, Inc.	91,296	1,478,082
	State Auto Financial Corp.	733,191	19,898,804
	StellarOne Corp.	128,076	2,215,716
	Sterling Financial Corp.	266,006	3,960,829
#	Stewart Information Services Corp.	586,200	17,451,174
* #	Stratus Properties, Inc.	87,757	2,573,035
* #	Sun American Bancorp	2,280	10,990
*	Sun Bancorp, Inc.	784,058	10,004,580
* #	Superior Bancorp	201,012	1,049,283
	Susquehanna Bancshares, Inc.	1,764,112	35,088,188
	Sussex Bancorp	16,109	197,416
	SWS Group, Inc.	276,000	3,143,640
	Taylor Capital Group, Inc.	132,862	2,165,651
	Team Financial, Inc.	900	12,411
	TF Financial Corp.	59,195	1,391,082
	The Phoenix Companies, Inc.	3,130,300	35,622,814
	The Wilber Corp.	1,460	13,140
*	Thomas Weisel Partners Group, Inc.	126,872	1,116,474
	TierOne Corp.	82,777	1,216,822
	Timberland Bancorp, Inc.	232,548	2,958,011
	Tower Financial Corp.	10,935	125,752
* #	Trenwick Group, Ltd.	199,776	200
* #	Triad Guaranty, Inc.	328,784	1,933,250
	Trustmark Corp.	66,435	1,312,756
	UCBH Holdings, Inc.	149,737	1,690,531
#	UMB Financial Corp.	905,489	34,662,119
#	Umpqua Holdings Corp.	1,142,370	16,187,383
*	Unico American Corp.	145,800	1,385,100
	Union Bankshares Corp.	46,905	820,368
*	United America Indemnity, Ltd.	249,776	4,685,798
*	United Capital Corp.	92,881	2,205,924
#	United Community Financial Corp.	851,383	4,725,176
	United Financial Bancorp, Inc.	7,848	90,174
	United Fire & Casualty Co.	1,086,348	37,316,054
*	United PanAm Financial Corp.	157,259	613,310
	United Western Bancorp, Inc.	76,797	1,442,248
	Unity Bancorp, Inc.	14,056	113,713
*	Universal American Corp.	48,243	828,815
#	Univest Corporation of Pennsylvania	1,336	27,348
#	Vineyard National Bancorp Co.	5,968	53,772
	Wainwright Bank & Trust Co.	15,525	194,218
	Washington Federal, Inc.	307,962	6,990,737
	Wayne Savings Bancshares, Inc.	8,654	89,829
	Webster Financial Corp.	29,794	833,338
#	Wesbanco, Inc.	617,125	14,372,841
	Whitney Holding Corp.	496,763	11,927,280

13

	Willow Financial Bancorp, Inc.	461,395	$3,778,825
*	Wilshire Enterprises, Inc.	103,903	311,709
	Wintrust Financial Corp.	623,016	21,026,790
	WSB Holdings, Inc.	12,072	63,861
	WVS Financial Corp.	5,576	91,781
	Yadkin Valley Financial Corp.	8,234	117,417
	Zenith National Insurance Corp.	478,672	16,313,142
* #	ZipRealty, Inc.	23,648	134,084
Total Financials			1,692,515,364

Health Care — (3.9%)
*	Accelrys, Inc.	579,195	3,353,539
*	Acusphere, Inc.	100	63
*	Adolor Corp.	220,854	1,009,303
*	Albany Molecular Research, Inc.	1,140,986	12,699,174
*	Allied Healthcare International, Inc.	1,214,352	2,477,278
*	Allied Healthcare Products, Inc.	134,047	954,415
*	Allion Healthcare, Inc.	259,478	1,530,920
#	Alpharma, Inc. Class A	1,548,000	38,978,640
*	American Dental Partners, Inc.	112,537	1,076,979
	American Shared Hospital Services	67,434	175,328
*	AMICAS, Inc.	1,214,003	3,180,688
	Analogic Corp.	39,953	2,337,650
*	AngioDynamics, Inc.	520,062	8,622,628
* #	APP Pharmaceuticals, Inc.	112,826	1,268,164
*	Applera Corp. - Celera Group	230,300	3,191,958
*	Aradigm Corp.	580	760
* #	ATS Medical, Inc.	228,794	411,829
*	Avigen, Inc.	516,270	1,708,854
*	Bioanalytical Systems, Inc.	31,800	195,252
*	BioScrip, Inc.	1,191,392	8,375,486
*	Caliper Life Sciences, Inc.	884,552	3,688,582
	Cambrex Corp.	33,930	296,209
*	Cantel Medical Corp.	465,508	5,129,898
*	Capital Senior Living Corp.	708,526	5,342,286
*	Cardiac Science Corp.	683,182	6,346,761
*	Cardiotech International, Inc.	40,691	28,077
*	Conmed Corp.	890,514	24,008,257
	Cooper Companies, Inc.	44,000	1,504,360
*	Criticare Systems, Inc.	86,400	432,000
*	Cross Country Healthcare, Inc.	1,049,932	11,402,262
* #	CuraGen Corp.	1,206,336	880,625
*	Curis, Inc.	20	29
* #	CytRx Corp.	86	155
	Datascope Corp.	30,567	1,063,732
*	Daxor Corp.	10,227	105,849
*	Del Global Technologies Corp.	135,934	343,913
*	Digirad Corp.	182,474	525,525
*	Dyax Corp.	132,746	577,445
* #	Emisphere Technologies, Inc.	73,632	134,010
*	Endologix, Inc.	75,780	239,465
* #	Enzon Pharmaceuticals, Inc.	7,600	65,284
* #	Epicept Corp.	36,099	35,377
*	etrials Worldwide, Inc.	1,423	3,629
*	E-Z-EM, Inc.	164,855	3,427,335

14

* #	Genitope Corp.	353,312	$236,719
*	Gentiva Health Services, Inc.	673,082	14,511,648
*	Greatbatch, Inc.	454,300	9,708,391
* #	GTC Biotherapeutics, Inc.	371,069	259,748
*	Hanger Orthopedic Group, Inc.	696,200	8,068,958
*	Harvard Bioscience, Inc.	439,981	2,019,513
*	HealthTronics, Inc.	841,747	3,072,377
*	Hi-Tech Pharmacal Co., Inc.	253,327	2,822,063
	Hooper Holmes, Inc.	2,006,300	1,304,095
* #	ImmunoGen, Inc.	258,838	768,749
*	Incyte Corp.	309,078	3,062,963
*	Infinity Pharmaceuticals, Inc.	177,103	1,328,273
* #	Insmed, Inc.	9,725	7,586
*	IntegraMed America, Inc.	163,663	1,659,543
	Invacare Corp.	259,142	6,468,184
*	Iridex Corp.	2,400	7,680
* #	I-Trax, Inc.	255,873	1,023,492
	Kewaunee Scientific Corp.	44,303	783,720
*	Kindred Healthcare, Inc.	1,758,075	37,077,802
*	La Jolla Pharmaceutical Co.	2,411	6,003
*	Langer, Inc.	61,059	124,560
*	Lannet Co., Inc.	15,450	46,350
* #	Lipid Sciences, Inc.	82,902	42,280
*	Magyar Bancorp, Inc.	16,518	175,421
* #	Martek Biosciences Corp.	154,826	4,437,313
*	Matria Healthcare, Inc.	119,869	3,011,109
*	Maxygen, Inc.	459,173	2,947,891
*	MedCath Corp.	577,624	12,043,460
*	Medical Staffing Network Holdings, Inc.	455,068	2,525,627
*	MEDTOX Scientific, Inc.	12,199	195,062
* #	Merge Technologies, Inc.	378,290	200,494
* #	Monogram Biosciences, Inc.	715,025	1,043,937
* #	Nanogen, Inc.	338,160	202,896
*	National Dentex Corp.	38,731	541,847
*	Neose Technologies, Inc.	19,426	10,121
* #	Neurocrine Biosciences, Inc.	1,225,703	6,140,772
* #	Neurogen Corp.	14,361	22,834
*	North American Scientific, Inc.	121,296	47,305
* #	NovaMed, Inc.	28,481	114,209
*	NOVT Corp.	2,900	6,627
*	Nutraceutical International Corp.	42,400	540,176
# ●	OCA, Inc.	573,971	5,740
*	Occulogix, Inc.	27,951	2,270
*	Orchid Cellmark, Inc.	235,073	1,078,985
* #	Ore Pharmaceuticals, Inc.	1,024,048	691,232
*	Orthologic Corp.	368,515	386,941
* #	Oscient Pharmaceuticals Corp.	3,036	6,163
*	Osteotech, Inc.	452,229	1,976,241
*	PDI, Inc.	440,041	3,463,123
*	Pharmacopia, Inc.	89,865	330,703
* #	Pharmacyclics, Inc.	9,648	11,192
* #	Pharmanet Development Group, Inc.	445,999	12,858,151
* #	PharMerica Corp.	609,551	8,972,591
*	Prospect Medical Holdings, Inc.	9,700	35,696
* #	RadNet, Inc.	121,546	985,738

15

*	RehabCare Group, Inc.	587,778	$11,755,560
*	Renovis, Inc.	707,071	1,675,758
*	Res-Care, Inc.	464,532	10,006,019
*	Rotech Healthcare, Inc.	3,627	1,632
* #	Rural/Metro Corp.	131,700	355,590
*	Sonic Innovations, Inc.	161,914	684,896
*	Spectrum Pharmaceuticals, Inc.	38,844	100,606
*	SRI/Surgical Express, Inc.	144,592	605,840
*	SunLink Health Systems, Inc.	63,900	405,765
*	Synovis Life Technologies, Inc.	204,963	3,623,746
*	Theragenics Corp.	1,046,300	4,059,644
*	Threshold Pharmaceuticals, Inc.	37,861	17,416
*	Titan Pharmaceuticals, Inc.	295,998	340,398
*	United American Healthcare Corp.	15,300	33,354
*	Urologix, Inc.	176,958	196,423
*	Via Pharmaceuticals, Inc.	42	122
*	Vical, Inc.	181,921	693,119
* #	Vital Images, Inc.	31,638	501,779
Total Health Care			351,610,204

Industrials — (14.0%)
*	A. T. Cross Co. Class A	210,595	1,642,641
	A.O. Smith Corp.	665,549	24,245,950
*	Accuride Corp.	395,749	2,857,308
	Aceto Corp.	688,587	4,826,995
*	Active Power, Inc.	916,326	1,649,387
*	AeroCentury Corp.	8,399	134,384
*	AirNet Systems, Inc.	306,200	551,160
	Alamo Group, Inc.	235,076	4,358,309
* #	Alaska Air Group, Inc.	1,487,489	36,294,732
#	Alexander & Baldwin, Inc.	13,433	591,589
* #	Allied Defense Group, Inc.	162,823	1,213,031
*	Amerco, Inc.	139,978	7,294,254
	Ameron International Corp.	74,415	8,213,184
	Ampco-Pittsburgh Corp.	42,191	1,597,351
	Angelica Corp.	318,156	5,265,482
	Applied Industrial Technologies, Inc.	1,515,050	41,875,982
	Applied Signal Technologies, Inc.	45,158	537,380
*	Argon ST, Inc.	10,823	175,874
#	Arkansas Best Corp.	897,990	23,985,313
*	Arotech Corp.	243,937	465,920
*	Avalon Holding Corp. Class A	70,783	383,644
*	Axsys Technologies, Inc.	110,581	4,865,564
	Baldor Electric Co.	14,716	421,908
*	Baldwin Technology Co., Inc. Class A	221,699	578,634
	Bowne & Co., Inc.	975,236	12,941,382
*	Breeze-Eastern Corp.	67,371	738,049
#	Briggs & Stratton Corp.	1,942,465	34,711,850
*	Butler International, Inc.	79,500	90,630
#	C&D Technologies, Inc.	783,300	4,276,818
* #	Capstone Turbine Corp.	150	273
	CDI Corp.	22,400	509,600
	Champion Industries, Inc.	249,969	1,319,836
*	Channell Commercial Corp.	23,536	34,833
	Chase Corp.	1,000	23,600

16

	Chicago Rivet & Machine Co.	11,925	$299,318
	CIRCOR International, Inc.	428,549	19,520,407
*	Comforce Corp.	41,900	111,035
*	Commercial Vehicle Group, Inc.	499,863	4,678,718
*	Competitive Technologies, Inc.	2,491	4,359
	CompX International, Inc.	44,668	371,638
*	Continental Airlines, Inc.	654,667	15,829,848
*	Cornell Companies, Inc.	439,248	9,140,751
*	Corrpro Companies, Inc.	85,375	119,525
*	Covenant Transport Group Class A	385,887	3,036,931
*	CPI Aerostructures, Inc.	27,313	230,522
*	Devcon International Corp.	51,420	120,837
* #	Distributed Energy Systems Corp.	555,064	277,588
* #	Dollar Thrifty Automotive Group, Inc.	878,400	12,613,824
*	Ducommun, Inc.	290,079	8,043,891
#	Eastern Co.	29,200	493,480
	Ecology & Environment, Inc. Class A	35,326	413,314
	Electro Rent Corp.	596,057	7,736,820
	Encore Wire Corp.	42,943	719,295
*	EnerSys	1,575,240	36,214,768
	Ennis, Inc.	518,489	8,275,084
*	EnPro Industries, Inc.	589,390	17,404,687
	Espey Manufacturing & Electronics Corp.	8,341	181,000
*	Esterline Technologies Corp.	1,050,323	55,036,925
* #	ExpressJet Holdings, Inc.	1,756,460	4,268,198
	Federal Signal Corp.	1,107,814	13,371,315
*	First Advantage Corp.	12,755	253,697
* #	First Aviation Services, Inc.	8,900	12,015
* #	Flanders Corp.	16,998	107,087
* #	Frontier Airlines Holdings, Inc.	1,128,414	3,306,253
	Frozen Food Express Industries, Inc.	564,349	3,905,295
*	Furmanite Corp.	184,895	2,030,147
	G & K Services, Inc. Class A	817,408	31,274,030
	GATX Corp.	179,260	6,449,775
*	Gehl Co.	422,896	6,779,023
*	GP Strategies Corp.	269,114	2,516,216
#	Greenbrier Companies, Inc.	294,736	7,745,662
*	Griffon Corp.	612,782	5,423,121
	Hardinge, Inc.	228,803	2,839,445
*	Hawaiian Holdings, Inc.	339,113	1,763,388
*	Henry Bros. Electronics, Inc.	1,100	5,269
*	Herley Industries, Inc.	476,578	5,714,176
*	Hudson Technologies, Inc.	38,600	52,496
*	Huttig Building Products, Inc.	376,121	1,120,841
	IKON Office Solutions, Inc.	3,449,107	24,557,642
*	Industrial Distribution Group, Inc.	305,175	2,984,612
*	Innotrac Corp.	106,567	362,328
*	Insituform Technologies, Inc. Class A	50,425	704,437
*	International Shipholding Corp.	156,569	2,984,205
* #	Intersections, Inc.	180,782	1,480,605
* #	JetBlue Airways Corp.	229,279	1,249,571
*	JPS Industries, Inc.	42,300	255,915
*	Kadant, Inc.	412,460	10,352,746
	Kaman Corp. Class A	609,223	14,621,352
* #	Kansas City Southern	854,143	30,578,319

17

	Kelly Services, Inc. Class A	1,109,612	$21,315,647
*	Key Technology, Inc.	32,203	1,137,088
	L.S. Starrett Co. Class A	103,064	1,797,436
*	LECG Corp.	85,305	810,398
*	LGL Group, Inc.	11,967	121,465
*	Lydall, Inc.	486,300	4,955,397
* #	M&F Worldwide Corp.	556,176	20,595,197
*	Mac-Gray Corp.	319,000	3,687,640
*	Magnetek, Inc.	870,660	2,968,951
*	MAIR Holdings, Inc.	593,484	2,540,112
*	Marten Transport, Ltd.	656,904	9,518,539
# ●	MCSi, Inc.	1,500	—
*	Meadow Valley Corp.	1,420	14,101
* #	Medialink Worldwide, Inc.	164,396	369,891
*	Merrimac Industries, Inc.	50,726	362,184
*	Mesa Air Group, Inc.	1,086,146	2,628,473
* #	Milacron, Inc.	112,476	331,804
*	Misonix, Inc.	194,882	828,249
*	Mobile Mini, Inc.	248,543	4,625,385
*	Modtech Holdings, Inc.	452,314	217,111
*	Moore Handley, Inc.	2,000	7,000
*	MTC Technologies, Inc.	42,243	1,001,159
	Mueller Industries, Inc.	7,200	206,856
	Mueller Water Products, Inc. Class B	154,803	1,348,334
	NACCO Industries, Inc. Class A	123,920	10,043,716
*	Nashua Corp.	134,337	1,544,876
*	National Patent Development Corp.	230,265	552,636
*	National Technical Systems, Inc.	169,871	1,056,598
*	Navigant Consulting, Inc.	9,800	159,838
*	NCI Building Systems, Inc.	273,000	8,282,820
*	P.A.M. Transportation Services, Inc.	116,739	1,692,716
*	Paragon Technologies, Inc.	3,056	18,810
*	Park-Ohio Holdings Corp.	206,183	4,261,803
*	Patrick Industries, Inc.	139,779	1,100,061
* #	PGT, Inc.	79,400	269,960
*	PHH Corp.	1,858,710	37,620,290
* #	Plug Power, Inc.	486,503	1,464,374
	Portec Rail Products, Inc.	5,712	60,147
#	Preformed Line Products Co.	62,400	2,945,280
* #	Protection One, Inc.	43,556	381,551
	Providence & Worcester Railroad Co.	59,832	1,175,699
* #	Quanta Services, Inc.	2,289,248	54,667,242
*	RCM Technologies, Inc.	239,257	1,270,455
#	Regal-Beloit Corp.	1,003,813	37,060,776
*	Republic Airways Holdings, Inc.	1,429,215	27,941,153
*	Rush Enterprises, Inc. Class A	861,983	12,774,588
*	Rush Enterprises, Inc. Class B	266,810	3,943,452
*	Saia, Inc.	486,632	7,031,832
	Schawk, Inc.	36,300	571,725
*	School Specialty, Inc.	759,065	23,166,664
	Servidyne, Inc.	20,194	126,011
	Servotronics, Inc.	1,740	33,669
*	SIFCO Industries, Inc.	47,362	642,229
	Skywest, Inc.	1,624,941	35,943,695
*	SPACEHAB, Inc.	8,254	7,264

18

*	Sparton Corp.	194,593	$930,155
*	Spherion Corp.	2,012,589	13,041,577
	Standex International Corp.	296,896	5,643,993
	Supreme Industries, Inc.	169,827	1,000,281
	Sypris Solutions, Inc.	544,737	2,620,185
*	SYS Technologies	1,800	3,906
*	TeamStaff, Inc.	77,300	54,110
	Technology Research Corp.	135,690	396,215
	Tecumseh Products Co. Class A	439,770	9,314,329
*	Tecumseh Products Co. Class B	21,008	376,673
	Todd Shipyards Corp.	80,514	1,359,076
*	Trailer Bridge, Inc.	104,164	1,117,680
* #	TRC Companies, Inc.	681,088	3,453,116
#	Tredegar Industries, Inc.	1,297,386	20,511,673
* #	Trex Co., Inc.	3,800	29,640
#	Trinity Industries, Inc.	1,659,325	46,743,185
#	Triumph Group, Inc.	466,481	26,398,160
*	TRM Corp.	352,024	112,648
*	Tufco Technologies, Inc.	22,054	141,807
*	United Rentals, Inc.	1,600,701	32,174,090
#	Universal Forest Products, Inc.	180,843	5,023,819
*	USA Truck, Inc.	220,704	2,928,742
* #	Valence Technology, Inc.	4,800	17,616
*	Valpey Fisher Corp.	10,689	50,773
	Viad Corp.	236,192	8,188,777
*	Volt Information Sciences, Inc.	463,100	7,442,017
	Wabash National Corp.	862,364	6,812,676
#	Watts Water Technologies, Inc.	786,816	21,810,540
*	WCA Waste Corp.	48,617	296,564
#	Werner Enterprises, Inc.	3,053,601	54,323,562
*	Westaff, Inc.	308,465	1,252,368
*	Willis Lease Finance Corp.	167,771	2,080,360
* #	Wolverine Tube, Inc.	163,300	97,980
Total Industrials			1,253,565,233

Information Technology — (13.7%)
*	3Com Corp.	2,915,804	9,592,995
*	Acorn Factor, Inc.	89,400	481,866
*	Actel Corp.	841,419	9,970,815
*	ActivIdentity Corp.	1,463,921	4,494,237
*	Adaptec, Inc.	4,004,457	10,611,811
*	Aehr Test Systems	22,948	167,520
*	Aetrium, Inc.	74,848	351,037
	Agilysys, Inc.	898,934	11,389,494
* ●	Allen Organ Co.	4,900	79,821
	Alliance Semiconductor Corp.	574,401	689,281
*	Allied Motion Technologies, Inc.	44,400	219,114
*	Analysts International Corp.	536,181	718,483
*	Anaren, Inc.	519,340	6,564,458
*	Answerthink, Inc.	139,813	566,243
* #	Applied Digital Solutions, Inc.	479,570	398,043
*	Applied Micro Circuits Corp.	2,438,518	18,118,189
*	Aspen Technology, Inc.	326,227	3,653,742
*	Astea International, Inc.	12,900	59,340
	Astro-Med, Inc.	68,589	671,486

19

* #	Atari, Inc.	856	$1,404
*	Authentidate Holding Corp.	52,694	37,413
*	Autobytel, Inc.	1,304,135	3,521,165
* #	Avanex Corp.	340,897	276,467
	Avici Systems, Inc.	236,271	1,812,199
* #	Avid Technology, Inc.	251,496	6,128,958
*	Aviza Technology, Inc.	108,403	101,357
*	Avocent Corp.	584,544	9,779,421
*	Aware, Inc.	505,886	2,018,485
*	Axcelis Technologies, Inc.	3,309,575	19,030,056
*	AXT, Inc.	632,838	3,493,266
* #	BearingPoint, Inc.	2,499,894	4,049,828
	Bel Fuse, Inc. Class B	5,256	143,331
*	Bell Industries, Inc.	158,363	126,690
*	Bell Microproducts, Inc.	938,970	3,145,550
*	Benchmark Electronics, Inc.	2,360,988	39,664,598
	Black Box Corp.	642,132	19,906,092
*	Blonder Tongue Laboratories, Inc.	22,100	36,686
	Bogen Communications International, Inc.	43,800	247,470
*	Bookham, Inc.	641,838	937,083
* #	Borland Software Corp.	2,221,652	4,332,221
*	Brooks Automation, Inc.	3,241,568	32,675,005
*	CalAmp Corp.	763,134	2,083,356
*	California Micro Devices Corp.	475,948	1,523,034
*	CallWave, Inc.	373,986	949,924
*	Captaris, Inc.	641,918	2,227,455
*	Cascade Microtech, Inc.	4,012	30,772
*	Catalyst Semiconductor, Inc.	481,025	1,928,910
*	Catapult Communications Corp.	405,206	2,528,485
*	Centillium Communications, Inc.	100,829	71,589
*	CEVA, Inc.	417,899	3,564,678
*	Checkpoint Systems, Inc.	7,200	174,240
*	Ciber, Inc.	1,905,000	8,763,000
*	Ciprico, Inc.	113,410	396,935
*	Clarus Corp.	371,800	2,342,340
*	Clearfield, Inc.	154,000	152,460
	CLST Holdings, Inc.	392,669	141,361
*	CMGI, Inc.	198,968	2,286,142
*	Coherent, Inc.	1,237,920	35,206,445
	Cohu, Inc.	592,382	9,264,854
	Comarco, Inc.	8,917	41,107
# ●	Commerce One, Inc.	55,600	—
	Communications Systems, Inc.	87,019	985,055
*	Computer Task Group, Inc.	215,500	907,255
* #	Conexant Systems, Inc.	307,530	162,991
*	Credence Systems Corp.	3,318,558	4,712,352
*	CSP, Inc.	63,258	384,609
	CTS Corp.	1,230,500	11,935,850
*	Cyberoptics Corp.	227,687	2,372,499
*	Data I/O Corp.	84,600	402,696
	Dataram Corp.	91,576	300,369
*	Delphax Technologies, Inc.	72,125	25,244
*	Digi International, Inc.	666,861	7,022,046
*	Digimarc Corp.	441,968	3,964,453
* #	Ditech Networks, Inc.	853,849	2,331,008

20

*	Dot Hill Systems Corp.	1,490,910	$5,337,458
*	DSP Group, Inc.	297,115	3,446,534
*	Dynamics Research Corp.	141,734	1,369,150
* #	Easylink Services International Corp.	48,700	137,334
*	Edgewater Technology, Inc.	299,464	1,796,784
*	EFJ, Inc.	198,233	267,615
*	Electro Scientific Industries, Inc.	917,461	14,853,694
*	Electroglas, Inc.	461,533	793,837
*	EMS Technologies, Inc.	371,905	10,707,145
*	En Pointe Technologies, Inc.	38,700	91,719
*	Endwave Corp.	147,898	1,035,286
*	Entegris, Inc.	5,110,889	36,031,767
*	Entertainment Distribution Co., Inc.	1,226,432	723,595
*	Entorian Technologies, Inc.	489,193	689,762
*	EPIQ Systems, Inc.	267,695	3,640,652
*	ePlus, Inc.	245,232	2,452,320
*	eSpeed, Inc.	1,973	22,907
*	ESS Technology, Inc.	752,909	1,144,422
*	Evans & Sutherland Computer Corp.	180,800	182,608
* #	Exar Corp.	1,562,642	12,282,366
*	Forgent Networks, Inc.	354,464	276,482
	Frequency Electronics, Inc.	225,168	1,934,193
*	FSI International, Inc.	859,162	1,400,434
*	Gerber Scientific, Inc.	496,430	4,318,941
*	Giga-Tronics, Inc.	28,200	41,736
*	GTSI Corp.	303,830	2,497,483
*	Halifax Corp.	23,500	37,600
*	Harris Stratex Networks, Inc. Class A	55,636	558,585
*	hi/fn, Inc.	403,097	2,213,003
*	Hutchinson Technology, Inc.	855,715	14,376,012
*	Hypercom Corp.	1,608,400	5,967,164
* #	Ibis Technology Corp.	49,840	18,939
*	iGATE Capital Corp.	128,454	1,017,356
*	Ikanos Communications	109,873	501,021
*	I-many, Inc.	377,500	1,049,450
	Imation Corp.	1,429,505	32,235,338
*	InFocus Corp.	1,358,287	2,431,334
#	InfoSpace, Inc.	1,175,292	11,976,225
*	Innovex, Inc.	405,239	129,676
*	Insight Enterprises, Inc.	1,868,356	32,752,281
* #	InsWeb Corp.	22,666	252,726
*	Integrated Silicon Solution, Inc.	720,422	4,300,919
*	Intelligent Systems Corp.	51,275	158,953
*	Intelligroup, Inc.	70,500	176,250
*	Internet Capital Group, Inc.	1,271,297	11,060,284
*	Interwoven, Inc.	1,233,772	16,717,611
*	Intest Corp.	37,677	80,629
*	IntriCon Corp.	75,200	513,616
*	Iomega Corp.	1,517,731	4,629,080
* #	iPass, Inc.	785,660	2,184,135
*	IXYS Corp.	293,974	2,072,517
*	Jaco Electronics, Inc.	120,680	142,402
*	JDA Software Group, Inc.	493,046	8,416,295
*	Jupitermedia Corp.	162,824	535,691
	Keithley Instruments, Inc.	51,646	467,396

21

* #	Kemet Corp.	2,885,784	$14,313,489
*	Key Tronic Corp.	238,325	757,874
*	Keynote Systems, Inc.	423,150	4,586,946
*	Kopin Corp.	357,306	971,872
*	Kratos Defense & Security Solutions, Inc.	441,809	804,092
*	KVH Industries, Inc.	1,804	15,659
* #	L-1 Identity Solutions, Inc.	2,821,869	33,749,553
*	Lantronix, Inc.	135,516	97,572
*	Lattice Semiconductor Corp.	3,542,738	9,140,264
*	Leadis Technolgies, Inc.	23,682	46,890
*	LeCroy Corp.	370,268	2,921,415
* #	LightPath Technologies, Inc.	30,600	57,222
*	Logic Devices, Inc.	90,700	97,956
*	LogicVision, Inc.	150,000	106,350
* #	LookSmart, Ltd.	191,344	690,752
*	Loral Space & Communications, Inc.	255,467	6,197,629
*	Management Network Group, Inc.	307,249	657,513
#	Marchex, Inc. Class B	21,698	191,593
	Maximus, Inc.	122,620	4,453,558
* #	MDI, Inc.	141,892	78,055
*	MedQuist, Inc.	119,652	1,136,694
*	Mercury Computer Systems, Inc.	606,184	3,885,639
*	Merix Corp.	657,778	1,789,156
	Methode Electronics, Inc.	955,544	10,176,544
*	MKS Instruments, Inc.	2,122,573	42,642,492
*	Moldflow Corp.	11,835	197,171
*	MPS Group, Inc.	3,687,992	42,043,109
* #	MRV Communications, Inc.	653,500	1,045,600
*	MSC. Software Corp.	240,297	3,044,563
*	MTM Technologies, Inc.	5,800	2,610
*	Nanometrics, Inc.	488,438	3,111,350
*	Napster, Inc.	20,300	37,352
*	NetManage, Inc.	81,916	389,101
*	Network Engines, Inc.	18,100	26,064
* #	Network Equipment Technologies, Inc.	70,501	401,856
*	Newport Corp.	1,352,769	14,217,602
*	NMS Communications Corp.	189,400	240,538
*	Nu Horizons Electronics Corp.	549,917	3,266,507
* #	NYFIX, Inc.	464,427	2,257,115
	O.I. Corp.	57,459	590,104
* #	OmniVision Technologies, Inc.	44,273	702,170
*	Omtool, Ltd.	52,214	147,243
	Openwave Systems, Inc.	1,190,109	2,451,625
*	Oplink Communications, Inc.	328,722	4,086,014
	OPTi, Inc.	164,800	453,200
*	Optical Cable Corp.	108,602	446,354
*	OSI Systems, Inc.	532,573	11,263,919
*	Overland Storage, Inc.	364,605	488,571
*	Packeteer, Inc.	22,015	98,407
* #	Palm, Inc.	2,762,304	17,872,107
*	PAR Technology Corp.	85,534	677,429
*	PC Connection, Inc.	696,724	6,918,469
*	PC-Tel, Inc.	644,360	4,304,325
	Pegasystems, Inc.	425,750	4,002,050
*	Perceptron, Inc.	130,986	1,545,635

22

*	Performance Technologies, Inc.	247,958	$1,162,923
*	Pericom Semiconductor Corp.	778,705	10,380,138
*	Perot Systems Corp.	136,400	1,880,956
*	Pervasive Software, Inc.	525,323	2,011,987
*	Photon Dynamics, Inc.	567,549	5,874,132
*	Photronics, Inc.	1,451,416	14,615,759
*	Planar Systems, Inc.	514,003	2,395,254
* #	PlanetOut, Inc.	39,420	149,008
*	PLATO Learning, Inc.	548,538	2,084,444
* #	Powerwave Technologies, Inc.	3,343,718	9,563,033
* ●	Price Communications Liquidation Trust	1,498,306	204,639
	Qualstar Corp.	43,362	151,767
*	Quantum Corp.	1,258,685	3,146,713
*	QuickLogic Corp.	394,717	1,180,204
* #	Rackable Systems, Inc.	646,126	5,970,204
*	RadiSys Corp.	190,056	1,807,433
*	RealNetworks, Inc.	1,506,136	8,810,896
	REMEC, Inc.	491,423	481,595
*	RF Micro Devices, Inc.	277,601	874,443
*	RF Monolithics, Inc.	42,940	228,011
	Richardson Electronics, Ltd.	462,088	1,996,220
*	Rudolph Technologies, Inc.	995,434	8,670,230
*	S1 Corp.	1,851,119	13,105,923
*	Safeguard Scientifics, Inc.	2,532,791	3,900,498
*	Sanmina-SCI Corp.	594,983	981,722
* #	SatCon Technology Corp.	94,200	181,806
*	SCM Microsystems, Inc.	378,413	1,127,671
*	Seachange International, Inc.	918,972	5,421,935
*	Secure Computing Corp.	2,132,854	17,318,774
*	Selectica, Inc.	884,002	1,299,483
*	SI International, Inc.	220,308	5,481,263
*	Sigmatel, Inc.	498,446	1,450,478
*	Sigmatron International, Inc.	16,500	119,130
*	Silicon Storage Technology, Inc.	3,391,171	9,597,014
*	Skyworks Solutions, Inc.	6,418,470	53,016,562
* #	Sonic Foundry, Inc.	22,300	16,725
*	SonicWALL, Inc.	1,490,087	12,412,425
*	Spectrum Control, Inc.	232,791	2,097,447
*	Standard Microsystems Corp.	219,785	6,230,905
	StarTek, Inc.	188,160	1,620,058
*	SteelCloud, Inc.	5,800	4,930
*	SumTotal Systems, Inc.	1,297	5,888
* #	Sunair Electronics, Inc.	20,921	35,356
*	Sunrise Telecom, Inc.	187,300	318,410
*	SupportSoft, Inc.	610,381	2,142,437
*	Sycamore Networks, Inc.	6,831,273	23,841,143
*	Symmetricom, Inc.	703,014	2,404,308
*	SYNNEX Corp.	1,057,645	22,009,592
*	Taitron Components, Inc.	6,400	10,240
*	Tech Data Corp.	69,386	2,314,023
*	Technical Communications Corp.	6,200	40,610
*	Technology Solutions Co.	69,968	182,616
*	TechTeam Global, Inc.	243,083	2,126,976
*	TeleCommunication Systems, Inc.	98,800	306,280
*	Telular Corp.	93,139	327,849

23

*	ThinkEngine Networks, Inc.	12,500	$6,000
*	Tier Technologies, Inc. Class B	581,598	4,681,864
*	TII Network Technologies, Inc.	96,200	156,806
*	Tollgrade Communications, Inc.	434,190	2,396,729
* #	Track Data Corp.	83,172	138,897
*	Transcat, Inc.	58,700	439,663
*	Trans-Lux Corp.	9,271	45,428
*	Triquint Semiconductor, Inc.	4,027,044	19,007,648
	TSR, Inc.	29,464	125,075
*	TTM Technologies, Inc.	75,708	834,302
*	Tumbleweed Communications Corp.	36,400	46,592
*	Ulticom, Inc.	208,419	1,458,933
* #	Ultratech, Inc.	10,428	100,422
* #	UTStarcom, Inc.	590,686	1,665,735
*	Vicon Industries, Inc.	100,950	550,178
*	Vignette Corp.	1,013,219	12,817,220
*	Virage Logic Corp.	50,419	323,690
*	Vishay Intertechnology, Inc.	125,500	1,145,815
* #	Vitesse Semiconductor, Inc.	10,800	8,964
* #	Vyyo, Inc.	29,614	42,940
*	Website Pros, Inc.	210,327	2,322,010
*	Westell Technologies, Inc.	297,223	523,112
*	White Electronics Designs Corp.	752,684	3,153,746
*	Winland Electronics, Inc.	37,800	86,373
*	Wireless Telecom Group, Inc.	255,888	419,656
*	WPCS International, Inc.	39,851	258,234
*	Zhone Technologies, Inc.	619,202	668,738
*	ZILOG, Inc.	7,584	25,331
*	Zones, Inc.	167,862	1,557,759
*	Zoran Corp.	1,358,076	18,646,383
*	Zygo Corp.	352,293	4,488,213
Total Information Technology			1,223,022,807

Materials — (6.4%)
	A. Schulman, Inc.	1,000,791	20,456,168
*	American Pacific Corp.	135,948	2,190,122
* #	Atlantis Plastics, Inc.	46,200	23,562
*	Buckeye Technologies, Inc.	1,259,277	13,612,784
#	Calgon Carbon Corp.	444,538	7,263,751
*	Caraustar Industries, Inc.	903,028	1,986,662
	Chemtura Corp.	139,130	1,149,214
	Chesapeake Corp.	659,906	2,309,671
*	Continental Materials Corp.	7,700	180,565
*	Core Molding Technologies, Inc.	24,193	171,770
*	Detrex Corp.	12,700	98,425
	Ferro Corp.	1,060,918	17,080,780
	Friedman Industries, Inc.	144,027	740,299
#	Georgia Gulf Corp.	394,889	2,393,027
	Gibraltar Industries, Inc.	924,090	10,100,304
	Glatfelter Co.	1,435,000	18,898,950
*	Graphic Packaging Corp.	4,578,347	14,101,309
	H.B. Fuller Co.	93,497	2,127,057
* #	Headwaters, Inc.	1,017,148	12,470,234
*	Impreso, Inc.	6,400	16,640
	Louisiana-Pacific Corp.	2,086,629	22,702,524

24

*	Material Sciences Corp.	428,967	$3,165,776
*	Maxxam, Inc.	103,300	2,995,700
	Metal Management, Inc.	60,242	3,654,882
	Minerals Technologies, Inc.	804,499	48,495,200
*	Mod-Pac Corp.	46,051	285,056
	Myers Industries, Inc.	309,588	3,767,686
	Neenah Paper, Inc.	26,320	685,636
#	NL Industries, Inc.	345,291	3,749,860
	NN, Inc.	577,796	5,627,733
*	Northern Technologies International Corp.	5,116	40,314
* #	Northwest Pipe Co.	262,442	10,954,329
	Olympic Steel, Inc.	220,300	9,098,390
*	OM Group, Inc.	177,251	10,729,003
	Penford Corp.	164,907	3,609,814
* #	Peoplesupport, Inc.	242,801	2,818,920
*	PolyOne Corp.	3,344,238	21,737,547
	Quaker Chemical Corp.	195,838	4,602,193
*	Ready Mix, Inc.	10,563	63,378
*	Rock of Ages Corp.	112,493	547,841
	Rock-Tenn Co. Class A	1,312,302	35,209,063
*	Rosetta Resources, Inc.	352,427	7,210,656
	Schnitzer Steel Industries, Inc. Class A	253,856	16,619,952
	Schweitzer-Maudoit International, Inc.	502,000	11,530,940
	Sensient Technologies Corp.	1,399,003	37,689,141
	Spartech Corp.	1,120,400	15,876,068
	Stepan Co.	179,544	6,122,450
* #	Terra Industries, Inc.	2,251,261	101,779,510
#	Tronox, Inc. Class A	569,400	2,545,218
	Tronox, Inc. Class B	162,699	717,503
*	U.S. Concrete, Inc.	1,201,854	4,795,397
	U.S. Energy Corp.	25,300	99,429
* #	U.S. Gold Corp.	920,105	3,229,569
	Vulcan International Corp.	11,100	627,150
	Wausau Paper Corp.	1,534,199	12,028,120
*	Webco Industries, Inc.	9,290	1,040,480
	Wellman, Inc.	903,169	45,158
#	Westlake Chemical Corp.	773,895	12,490,665
*	Williams Industries, Inc.	3,400	7,616
#	Worthington Industries, Inc.	685,269	12,053,882
Total Materials			568,421,043

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	73,300	—
* ●	ePresence, Inc. Escrow Shares	312,600	9,378
* ●	Noel Group, Inc.	95,400	1,097
* ●	Petrocorp, Inc. Escrow Shares	102,600	6,156
* ●	Tripos Escrow Shares	200	48
Total Other			16,679

Real Estate Investment Trusts — (0.1%)
	Potlatch Corp.	212,924	8,787,373

25

Telecommunication Services — (0.4%)
	Alaska Communications Systems Group, Inc.	110,300	$1,249,699
*	Arbinet-thexchange, Inc.	193,651	968,255
*	Cincinnati Bell, Inc.	121,200	470,256
	D&E Communications, Inc.	452,877	4,931,831
* #	GoAmerica, Inc.	559	3,298
	IDT Corp.	663,448	3,881,171
#	IDT Corp. Class B	2,150,600	12,602,516
* #	LCC International, Inc. Class A	583,015	956,145
* #	Level 3 Communications, Inc.	462,501	1,031,377
* #	Metro One Telecommunications, Inc.	88,279	93,576
*	Point.360	73,147	128,007
#	SureWest Communications	458,335	5,761,271
*	Xeta Corp.	96,570	406,560
Total Telecommunication Services			32,483,962

Utilities — (0.7%)
	Black Hills Corp.	3	107
	Connecticut Water Services, Inc.	231,566	5,569,162
	Delta Natural Gas Co., Inc.	26,700	681,384
	Empire District Electric Co.	12,300	252,273
	Energy West, Inc.	4,050	38,070
	Florida Public Utilities Co.	3,400	40,630
*	Maine & Maritimes Corp.	17,504	563,629
#	New Jersey Resources Corp.	478,500	22,015,785
	South Jersey Industries, Inc.	922,682	31,528,044
	Southwest Gas Corp.	1,700	43,503
	Unitil Corp.	51,628	1,383,630
Total Utilities			62,116,217

TOTAL COMMON STOCKS			7,675,849,713

RIGHTS/WARRANTS — (0.0%)
●	CSF Holding, Inc. Litigation Rights	40,500	—
*	Del Global Technologies Corp. Warrants 03/28/08	19,927	19,927
*	Federal-Mogul Corp. Warrants 12/27/14	62,197	310,985
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	4,082	—
*	Security Bank Corp. Rights 03/10/08	57,716	3,246
TOTAL RIGHTS/WARRANTS			334,158

Face
Amount
(000)
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $45,890,000 FHLMC 6.50%, 09/01/37, valued at $43,362,076) to be repurchased at $42,737,468	$42,727	42,727,000

26

SECURITIES LENDING COLLATERAL — (13.5%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,283,189,797 FNMA, rates ranging from 3.790% to 7.000%, maturities ranging from 07/01/13 to 02/01/38, valued at $1,079,840,834) to be repurchased at $1,048,664,360	$1,048,389	$1,048,389,158
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $70,204,082 FHLMC 6.000%, 02/01/37 & FNMA 4.500%, 06/01/18, valued at $46,752,177) to be repurchased at $45,219,115	45,207	45,207,248
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $189,598,206 FNMA, rates ranging from 4.840%(r) to 6.722%(r), maturities ranging from 07/01/35 to 07/01/42, valued at $110,121,739) to be repurchased at $106,942,404	106,914	106,914,161

TOTAL SECURITIES LENDING COLLATERAL			1,200,510,567

TOTAL INVESTMENTS - (100.0%) (Cost $9,864,376,685) ##			$8,919,421,438

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$7,675,878,090
Level 2 – Other Significant Observable Inputs	1,243,543,348
Level 3 – Significant Unobservable Inputs	—
Total	$8,919,421,438

27

THE U.S. SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (78.5%)
Consumer Discretionary — (11.2%)
*	1-800-FLOWERS.COM, Inc.	77,320	$621,653
*	4Kids Entertainment, Inc.	39,000	461,760
* #	99 Cents Only Stores	113,900	1,058,131
*	A.C. Moore Arts & Crafts, Inc.	62,700	537,339
	Aaron Rents, Inc.	126,600	2,483,892
	Aaron Rents, Inc. Class A	10,050	183,412
* #	AbitibiBowater Canada, Inc.	80,238	830,463
*	Acme Communications, Inc.	49,602	145,830
	Acme United Corp.	10,400	140,504
* #	Aeropostale, Inc.	103,475	2,779,338
*	AFC Enterprises, Inc.	54,097	408,432
*	Aftermarket Technology Corp.	62,578	1,173,337
*	AH Belo Corp. Series A	38,160	464,407
	Aldila, Inc.	17,933	291,411
*	Alloy, Inc.	44,605	343,012
	Ambassadors Group, Inc.	12,759	228,896
#	Ambassadors International, Inc.	29,510	328,741
*	AMCON Distributing Co.	400	13,000
* #	AMDL, Inc.	28,339	86,434
	American Axle & Manufacturing Holdings, Inc.	151,477	2,981,067
*	American Biltrite, Inc.	3,955	28,674
	American Greetings Corp. Class A	152,700	2,873,814
*	America’s Car-Mart, Inc.	30,685	334,466
#	Ameristar Casinos, Inc.	152,722	2,961,280
*	AnnTaylor Stores Corp.	74,685	1,793,934
#	Arbitron, Inc.	84,699	3,550,582
#	Arctic Cat, Inc.	34,954	264,252
	Ark Restaurants Corp.	12,188	375,390
#	ArvinMeritor, Inc.	203,700	2,299,773
	Asbury Automotive Group, Inc.	121,200	1,699,224
*	Ashworth, Inc.	39,618	133,909
*	Audible, Inc.	80,523	921,988
*	Audiovox Corp. Class A	49,850	448,650
* #	Avatar Holdings, Inc.	24,027	1,035,083
*	Bakers Footwear Group, Inc.	19,612	41,577
*	Ballantyne of Omaha, Inc.	45,721	225,405
* #	Bally Technologies, Inc.	46,976	1,780,860
*	Barry (R.G.) Corp.	31,470	251,131
	Bassett Furniture Industries, Inc.	24,004	281,807
	Beasley Broadcast Group, Inc.	22,457	124,636
#	Beazer Homes USA, Inc.	6,782	48,152
	Bebe Stores, Inc.	176,735	2,157,934
	Belo Corp. Class A	182,300	2,145,671

1

*	Benihana, Inc.	21,047	$233,201
*	Benihana, Inc. Class A	25,973	278,171
#	Big 5 Sporting Goods Corp.	38,600	357,050
* #	Big Dog Holdings, Inc.	7,926	84,174
*	Big Lots, Inc.	2,874	48,427
*	Birks & Mayors, Inc.	1,765	8,754
*	BJ’s Restaurants, Inc.	74,592	1,011,468
#	Blockbuster, Inc. Class A	259,934	790,199
*	Blockbuster, Inc. Class B	217,300	601,921
* #	Blue Nile, Inc.	40,600	1,792,896
*	Bluegreen Corp.	83,365	705,268
	Blyth, Inc.	108,900	2,159,487
	Bob Evans Farms, Inc.	101,538	2,939,525
#	Bon-Ton Stores, Inc.	43,414	248,328
	Books-A-Million, Inc.	49,105	407,080
#	Borders Group, Inc.	31,476	291,468
	Bowl America, Inc. Class A	3,465	53,361
*	Bright Horizons Family Solutions, Inc.	8,804	396,004
*	Broadview Institute, Inc.	200	470
	Brown Shoe Company, Inc.	123,175	1,808,209
	Brunswick Corp.	23,300	379,557
*	Buca, Inc.	67,647	27,735
#	Buckle, Inc.	87,100	3,954,340
* #	Buffalo Wild Wings, Inc.	36,884	854,602
* #	Build-A-Bear-Workshop, Inc.	35,000	406,700
#	Building Materials Holding Corp.	70,842	409,467
* #	Cabela’s, Inc.	173,500	2,350,925
*	Cache, Inc.	48,855	486,596
* #	California Coastal Communities, Inc.	35,562	181,722
*	California Pizza Kitchen, Inc.	83,103	1,158,456
	Callaway Golf Co.	209,000	3,185,160
	Canterbury Park Holding Corp.	5,208	52,601
#	Carmike Cinemas, Inc.	38,328	277,111
*	Carriage Services, Inc.	56,700	447,930
*	Carter’s, Inc.	168,780	2,604,275
* #	Casual Male Retail Group, Inc.	114,425	441,680
*	Catalina Lighting, Inc.	1,760	7,040
	Cato Corp. Class A	88,250	1,381,995
*	Cavalier Homes, Inc.	56,249	95,623
*	Cavco Industries, Inc.	19,066	628,034
	CBRL Group, Inc.	86,981	3,167,848
* #	CEC Entertainment, Inc.	97,077	2,604,576
* #	Champion Enterprises, Inc.	219,000	1,944,720
●	Championship Auto Racing Teams, Inc.	1,697	—
	Charles and Colvard, Ltd.	54,978	70,372
*	Charlotte Russe Holding, Inc.	76,600	1,491,402
* #	Charming Shoppes, Inc.	293,386	1,616,557
* #	Charter Communications, Inc.	1,293,154	1,244,014
* #	Cheesecake Factory, Inc.	168,233	3,517,752
#	Cherokee, Inc.	27,336	925,324
	Christopher & Banks Corp.	97,513	1,053,140
*	Chromcraft Revington, Inc.	5,600	25,200
	Churchill Downs, Inc.	41,093	1,870,964
#	Citadel Broadcasting Co.	354,690	372,424
* #	Citi Trends, Inc.	41,002	594,939

2

	CKE Restaurants, Inc.	110,400	$1,223,232
	Coachmen Industries, Inc.	39,900	176,757
	Coast Distribution System, Inc.	9,251	49,955
	Cobra Electronics Corp.	7,978	38,215
* #	Coinstar, Inc.	79,516	2,318,687
* #	Coldwater Creek, Inc.	98,014	542,017
	Collectors Universe, Inc.	26,472	246,454
#	Columbia Sportswear Co.	9,483	391,932
* #	Comstock Homebuilding Companies, Inc.	9,304	7,164
*	Concord Camera Corp.	19,474	85,102
*	Congoleum Corp. Class A	3,200	80
* #	Conn’s, Inc.	69,984	892,296
	Cooper Tire & Rubber Co.	175,300	3,167,671
* #	Corinthian Colleges, Inc.	256,698	2,040,749
* #	Cosi, Inc.	32,970	89,678
* #	Cost Plus, Inc.	48,773	170,705
	Courier Corp.	39,526	1,075,516
*	Cox Radio, Inc.	102,100	1,122,079
#	CPI Corp.	19,148	317,474
	Craftmade International, Inc.	15,198	144,837
* #	Crown Media Holdings, Inc.	220,135	1,219,548
* #	CSK Auto Corp.	93,480	847,864
	CSS Industries, Inc.	29,800	1,040,318
*	Culp, Inc.	34,401	251,127
* #	Cumulus Media, Inc. Class A	139,080	764,940
*	Cybex International, Inc.	57,125	231,356
*	Cycle Country Accessories Corp.	15,600	30,576
*	Daily Journal Corp.	200	8,320
* #	Deckers Outdoor Corp.	37,600	4,160,064
	Decorator Industries, Inc.	2,862	12,765
*	dELiA*s, Inc.	46,257	92,051
	Delta Apparel, Inc.	14,180	125,777
*	Design Within Reach, Inc.	44,748	107,843
*	DG Fastchannel, Inc.	47,812	965,324
*	Diedrich Coffee, Inc.	5,225	16,615
* #	Directed Electronics, Inc.	7,999	17,598
*	Dixie Group, Inc.	34,700	305,707
* #	Dominion Homes, Inc.	19,818	12,089
	Domino’s Pizza, Inc.	40,100	531,325
*	Dorman Products, Inc.	34,400	361,200
#	Dover Downs Gaming & Entertainment, Inc.	46,915	427,865
	Dover Motorsports, Inc.	50,312	347,656
* #	Drew Industries, Inc.	62,196	1,676,804
*	drugstore.com, Inc.	262,879	736,061
	DRYCLEAN USA, Inc.	300	318
*	Duckwall-ALCO Stores, Inc.	4,953	77,614
* #	E Com Ventures, Inc.	2,175	50,286
	Educational Development Corp.	6,757	37,974
*	Einstein Noah Restaurant Group, Inc.	18,174	280,061
*	ELXSI Corp.	1,800	3,330
*	EMAK Worldwide, Inc.	10,146	10,146
*	Emerson Radio Corp.	84,322	91,068
#	Emmis Communications Corp. Class A	94,399	279,421
* #	Enova Systems, Inc.	5,819	26,185
#	Entercom Communications Corp.	93,000	1,038,810

3

*	Entravision Communications Corp.	181,517	$1,052,799
* #	Escala Group, Inc.	80,070	227,399
	Escalade, Inc.	17,696	161,034
#	Ethan Allen Interiors, Inc.	92,600	2,522,424
*	Famous Dave’s of America, Inc.	30,683	311,432
	Federal Screw Works	1,562	16,245
*	Federal-Mogul Corp.	57,900	26,055
	Finish Line, Inc. Class A	91,327	258,455
*	Finlay Enterprises, Inc.	23,300	21,669
*	Flanigan’s Enterprises, Inc.	5,680	45,724
* #	Fleetwood Enterprises, Inc.	198,900	847,314
	Flexsteel Industries, Inc.	11,049	145,626
*	Foamex International, Inc.	8,939	27,800
	Footstar, Inc.	22,800	96,900
*	Fossil, Inc.	1,799	57,892
*	Fountain Powerboat Industries, Inc.	9,475	14,212
*	Franklin Covey Co.	58,896	454,677
*	Franklin Electronic Publishers, Inc.	8,700	19,053
*	Frederick’s of Hollywood Group	26,486	86,344
	Fred’s, Inc.	95,150	835,417
	Frisch’s Restaurants, Inc.	7,000	151,200
	FTD Group, Inc.	54,500	751,555
* #	Fuel Systems Solutions, Inc.	45,301	468,412
*	Full House Resorts, Inc.	24,850	55,415
#	Furniture Brands International, Inc.	131,600	1,710,800
*	Gaiam, Inc.	4,800	102,144
*	GameTech International, Inc.	41,660	242,461
* #	Gaming Partners International Corp.	24,086	184,740
* #	Gander Mountain Co.	56,647	320,056
*	Gaylord Entertainment Co.	39,189	1,179,197
* #	Gemstar-TV Guide International, Inc.	1,176,814	5,578,098
* #	Genesco, Inc.	71,200	2,132,440
* #	Gentek, Inc.	30,283	832,782
* #	G-III Apparel Group, Ltd.	50,439	660,247
*	Gottschalks, Inc.	42,902	98,675
	Gray Television, Inc.	122,460	710,268
	Gray Television, Inc. Class A	6,500	44,525
*	Great Wolf Resorts, Inc.	47,459	326,043
#	Group 1 Automotive, Inc.	64,900	1,590,050
*	GSI Commerce, Inc.	132,322	1,914,699
*	Gymboree Corp.	87,800	3,476,002
*	Hampshire Group, Ltd.	8,000	96,000
#	Handleman Co.	61,645	80,755
*	Harris Interactive, Inc.	182,695	495,103
#	Harte-Hanks, Inc.	78,683	1,330,530
*	Hartmarx Corp.	95,200	238,000
*	Hastings Entertainment, Inc.	23,020	188,764
#	Haverty Furniture Co., Inc.	43,700	429,134
	Haverty Furniture Co., Inc. Class A	400	3,900
*	Hawk Corp.	21,800	407,660
*	Hayes Lemmerz International, Inc.	274,901	874,185
* #	Hibbett Sporting Goods, Inc.	92,555	1,462,369
*	Hollywood Media Corp.	113,045	300,700
* #	Home Solutions of America, Inc.	137,000	56,170
	Hooker Furniture Corp.	24,488	501,759

4

*	Hot Topic, Inc.	47,145	$216,396
*	Iconix Brand Group, Inc.	186,442	3,874,265
#	IHOP Corp.	52,200	2,389,716
	ILX Resorts, Inc.	7,063	39,906
*	Image Entertainment, Inc.	69,502	148,734
* #	Infosonics Corp.	41,850	55,660
*	Insignia Systems, Inc.	16,051	38,362
	Interface, Inc. Class A	155,306	2,602,929
*	Interstate Hotels & Resorts, Inc.	78,940	392,332
* #	INVESTools, Inc.	185,100	2,141,607
* #	iRobot Corp.	63,139	1,156,706
* #	Isle of Capri Casinos, Inc.	102,724	929,652
	J. Alexander’s Corp.	16,782	129,893
*	Jack in the Box, Inc.	78,995	2,075,199
	Jackson Hewitt Tax Service, Inc.	99,300	2,078,349
*	Jaclyn, Inc.	1,535	12,395
*	Jakks Pacific, Inc.	73,275	2,048,036
* #	Jarden Corp.	16,064	386,982
*	Jennifer Convertibles, Inc.	17,391	35,652
*	Jo-Ann Stores, Inc.	69,106	1,140,249
	Johnson Outdoors, Inc.	11,400	210,900
	Jones Apparel Group, Inc.	82,300	1,161,253
* #	Jos. A. Bank Clothiers, Inc.	52,650	1,199,367
	Journal Communications, Inc. Class A	61,800	425,802
#	Journal Register Co.	125,500	125,500
	Kenneth Cole Productions, Inc. Class A	35,750	531,602
	Kimball International, Inc. Class B	85,110	889,399
* #	Kirkland’s, Inc.	47,014	40,432
* #	Knology, Inc.	89,900	1,098,578
*	Kona Grill, Inc.	12,744	123,999
	Koss Corp.	8,781	170,790
* #	Krispy Kreme Doughnuts, Inc.	120,900	322,803
*	KSW, Inc.	19,682	125,768
	K-Swiss, Inc. Class A	71,400	1,036,014
	LaCrosse Footwear, Inc.	10,722	179,593
*	Lakeland Industries, Inc.	13,418	141,023
*	Lakes Entertainment, Inc.	64,706	380,471
#	Landry’s Restaurants, Inc.	60,800	1,077,984
*	Lazare Kaplan International, Inc.	9,600	96,000
#	La-Z-Boy, Inc.	142,730	1,203,214
*	Leapfrog Enterprises, Inc.	14,500	82,650
* #	Lear Corp.	19,100	526,778
#	Lee Enterprises, Inc.	114,200	1,177,402
*	Lenox Group, Inc.	38,403	71,046
	Levitt Corp. Class A	21,021	42,042
	Libbey, Inc.	43,100	670,205
	Liberty Homes, Inc. Class A	200	640
* #	LIFE TIME FITNESS, Inc.	93,900	2,728,734
#	Lifetime Brands, Inc.	37,398	386,321
*	Lin TV Corp.	81,500	837,005
*	Lincoln Educational Services	46,165	553,980
#	Lithia Motors, Inc. Class A	41,997	431,729
*	Live Nation, Inc.	187,226	2,222,373
* #	LKQ Corp.	153,869	3,268,178
* #	Lodgenet Entertainment Corp.	65,134	606,398

5

*	Lodgian, Inc.	72,006	$644,454
*	LOUD Technologies, Inc.	2,380	16,957
*	Luby’s, Inc.	75,700	692,655
#	M/I Homes, Inc.	31,200	514,488
*	Mace Security International, Inc.	45,800	80,150
*	Magna Entertainment Corp.	17,200	13,588
*	Maidenform Brands, Inc.	67,100	830,027
	Marine Products Corp.	106,073	776,454
* #	MarineMax, Inc.	52,275	641,937
* #	Martha Stewart Living Omnimedia, Inc.	78,000	549,120
#	Matthews International Corp. Class A	95,367	4,278,164
*	Max & Erma’s Restaurants, Inc.	6,810	17,774
*	McCormick & Schmick’s Seafood Restaurants, Inc.	2,012	21,810
	McRae Industries, Inc. Class A	2,500	38,750
	MDC Holdings, Inc.	18,200	762,216
*	Meade Instruments Corp.	49,732	76,090
	Media General, Inc. Class A	65,700	1,024,920
* #	Mediacom Communications Corp.	234,136	1,023,174
*	Midas, Inc.	44,590	674,647
	Modine Manufacturing Co.	91,395	1,140,610
#	Monaco Coach Corp.	81,750	799,515
*	Monarch Casino & Resort, Inc.	54,679	908,765
	Monro Muffler Brake, Inc.	61,434	1,029,019
* #	Morgans Hotel Group	66,800	1,024,712
*	Morgan’s Foods, Inc.	800	5,240
*	Morton’s Restaurant Group, Inc.	17,500	135,625
*	Mothers Work, Inc.	9,454	189,647
*	Motorcar Parts of America, Inc.	2,400	18,576
	Movado Group, Inc.	56,300	1,084,338
* #	MTR Gaming Group, Inc.	82,351	464,460
* #	Multimedia Games, Inc.	82,781	579,467
*	Nathan’s Famous, Inc.	18,305	291,049
*	National Lampoon, Inc.	15,000	29,250
	National Presto Industries, Inc.	7,119	373,036
*	Nature Vision, Inc.	500	1,040
#	Nautilus Group, Inc.	94,300	395,117
* #	Navarre Corp.	78,760	129,954
* #	Netflix, Inc.	204,982	6,473,332
*	Nevada Gold & Casinos, Inc.	35,850	52,699
	New Frontier Media, Inc.	72,664	366,953
*	New Motion, Inc.	32,688	166,709
*	Nitches, Inc.	2,592	4,355
*	Nobel Learning Communities, Inc.	15,225	198,838
	Nobility Homes, Inc.	13,693	227,304
	Noble International, Ltd.	49,485	539,881
*	NTN Communications, Inc.	127,793	71,564
* #	Nutri/System, Inc.	66,674	954,105
*	Orange 21, Inc.	1,559	6,750
#	Orleans Homebuilders, Inc.	58,200	291,582
	O’Charleys, Inc.	66,446	750,175
*	Outdoor Channel Holdings, Inc.	72,000	529,200
* #	Overstock.com, Inc.	68,760	704,790
	Oxford Industries, Inc.	49,400	1,044,316
*	P & F Industries, Inc. Class A	3,000	20,925
*	P.F. Chang’s China Bistro, Inc.	69,036	1,969,597

6

* #	Pacific Sunwear of California, Inc.	193,820	$2,163,031
* #	Palm Harbor Homes, Inc.	68,721	346,354
* #	Panera Bread Co.	59,025	2,205,764
* #	Papa John’s International, Inc.	90,962	2,378,656
* #	PC Mall, Inc.	35,617	285,292
#	Penske Automotive Group, Inc.	105,531	1,903,779
*	Perry Ellis International, Inc.	38,400	752,256
* #	PetMed Express, Inc.	68,565	785,069
*	Phoenix Footwear Group, Inc.	18,100	33,123
	Pier 1 Imports, Inc.	254,958	1,335,980
*	Pinnacle Entertainment, Inc.	126,300	1,977,858
* #	Playboy Enterprises, Inc. Class A	5,400	44,658
* #	Playboy Enterprises, Inc. Class B	82,400	664,144
* #	PokerTek, Inc.	11,600	57,420
#	Polaris Industries, Inc.	79,500	3,035,310
*	Pomeroy IT Solutions, Inc.	37,837	248,589
* #	Premier Exhibitions, Inc.	74,041	353,916
	Pre-Paid Legal Services, Inc.	41,550	1,979,857
#	PRIMEDIA, Inc.	124,856	963,888
*	Princeton Review, Inc.	85,556	710,115
* #	Progressive Gaming International Corp.	109,830	282,263
*	Proliance International, Inc.	46,849	130,240
*	QEP Co., Inc.	10,314	95,198
*	Quaker Fabric Corp.	41,650	791
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	142,596	99,817
*	Quiksilver, Inc.	333,600	3,002,400
*	Radio One, Inc. Class D	259,749	327,284
* #	Rainmaker Systems, Inc.	51,489	147,773
*	RC2 Corp.	62,591	1,161,063
#	RCN Corp.	114,504	1,270,994
*	Reading International, Inc. Class A	20,349	193,519
*	Reading International, Inc. Class B	1,060	10,600
*	Red Lion Hotels Corp.	58,900	471,789
*	Red Robin Gourmet Burgers, Inc.	45,949	1,531,480
* #	RedEnvelope, Inc.	27,448	46,662
*	Regent Communications, Inc.	107,377	97,713
	Regis Corp.	86,000	2,154,300
*	Rentrak Corp.	31,013	344,244
*	Restoration Hardware, Inc.	116,431	504,146
*	Retail Ventures, Inc.	133,489	898,381
*	Rex Stores Corp.	22,800	423,396
*	Riviera Holdings Corp.	10,000	228,100
*	Rockford Corp.	25,270	33,862
* #	Rocky Brands, Inc.	16,191	91,803
*	Rubio’s Restaurants, Inc.	31,595	207,895
	Ruby Tuesday, Inc.	105,400	749,394
	Russ Berrie & Co., Inc.	52,904	690,926
* #	Ruth’s Chris Steak House, Inc.	43,700	305,463
*	S&K Famous Brands, Inc.	2,100	13,702
*	Saga Communications, Inc. Class A	53,625	312,097
	Salem Communications Corp.	57,369	189,318
	Sauer-Danfoss, Inc.	133,499	2,838,189
*	Schieb (Earl), Inc.	2,200	7,150
*	Scholastic Corp.	119,733	4,175,090
#	Sealy Corp.	82,205	748,888

7

* #	Sharper Image Corp.	37,256	$8,196
	Shiloh Industries, Inc.	51,278	477,911
*	Shoe Carnival, Inc.	31,379	425,185
* #	Shuffle Master, Inc.	92,674	763,634
*	Silverleaf Resorts, Inc.	16,000	53,120
	Sinclair Broadcast Group, Inc. Class A	144,300	1,331,889
* #	Six Flags, Inc.	190,705	375,689
*	Skechers U.S.A., Inc. Class A	87,900	1,871,391
	Skyline Corp.	25,300	713,460
* #	Smith & Wesson Holding Corp.	115,471	591,212
	Sonesta International Hotels Corp. Class A	1,100	32,307
	Sonic Automotive, Inc.	87,400	1,553,972
* #	Sonic Corp.	249,402	5,319,745
* #	Source Interlink Companies, Inc.	137,152	231,787
* #	Spanish Broadcasting System, Inc.	109,363	164,044
*	SPAR Group, Inc.	2,083	2,645
#	Spartan Motors, Inc.	90,525	735,968
	Speedway Motorsports, Inc.	86,930	2,538,356
*	Sport Chalet, Inc. Class A	4,625	20,581
*	Sport Chalet, Inc. Class B	3,666	15,764
	Sport Supply Group, Inc.	29,400	333,984
*	Sport-Haley, Inc.	2,900	6,699
	Stage Stores, Inc.	121,280	1,535,405
*	Stamps.com, Inc.	60,523	535,629
	Standard Motor Products, Inc.	52,400	388,284
#	Standard Pacific Corp.	74,100	304,551
	Stanley Furniture, Inc.	6,438	84,724
	Star Buffet, Inc.	2,700	14,715
#	Stein Mart, Inc.	104,907	620,000
*	Steinway Musical Instruments, Inc.	19,700	486,787
*	Steven Madden, Ltd.	55,999	943,023
	Stewart Enterprises, Inc.	259,599	1,549,806
*	Stoneridge, Inc.	55,359	596,770
	Strattec Security Corp.	9,472	353,874
	Sturm Ruger & Co., Inc.	73,500	580,650
* #	Sun-Times Media Group, Inc. Class A	208,500	183,480
#	Superior Industries International, Inc.	74,500	1,293,320
	Superior Uniform Group, Inc.	7,900	78,210
	Syms Corp.	25,400	341,630
* #	Syntax-Brillian Corp.	202,787	144,080
#	Systemax, Inc.	110,668	1,198,534
*	Talon International, Inc.	22,300	7,805
	Tandy Brand Accessories, Inc.	14,300	86,944
*	Tandy Leather Factory, Inc.	34,562	95,045
* #	Tarragon Corp.	12,654	22,144
*	Tarrant Apparel Group	77,437	61,950
#	Tempur-Pedic International, Inc.	80,300	1,398,826
*	Tenneco Automotive, Inc.	126,800	3,201,700
* #	Texas Roadhouse, Inc.	129,458	1,203,959
* #	The Children’s Place Retail Stores, Inc.	78,883	1,684,941
*	The Dress Barn, Inc.	177,904	2,344,775
*	The Hallwood Group, Inc.	456	29,877
	The Marcus Corp.	61,100	973,934
	The Pep Boys - Manny, Moe & Jack	151,100	1,728,584
*	The Sports Club Co., Inc.	19,000	25,175

8

* #	The Steak n Shake Co.	79,818	$665,682
#	Thor Industries, Inc.	10,500	320,040
*	Timberland Co. Class A	119,000	1,787,380
* #	TiVo, Inc.	276,926	2,403,718
*	Tractor Supply Co.	72,756	2,723,985
*	Trans World Entertainment Corp.	72,646	289,858
	Triarc Companies, Inc. Class A	58,090	504,221
	Triarc Companies, Inc. Class B	74,263	625,294
*	Triple Crown Media, Inc.	16,355	64,602
* #	True Religion Apparel, Inc.	66,407	1,356,695
* #	Trump Entertainment Resorts, Inc.	76,349	306,923
#	Tuesday Morning Corp.	65,248	351,687
	Tupperware Corp.	177,800	6,486,144
*	Tween Brands, Inc.	90,400	2,675,840
*	Unifi, Inc.	165,634	470,401
	Unifirst Corp.	39,726	1,534,615
*	Universal Electronics, Inc.	42,153	956,873
* #	Universal Technical Institute, Inc.	79,520	994,000
* #	Vail Resorts, Inc.	46,882	2,121,410
*	Valassis Communications, Inc.	135,500	1,520,310
	Value Line, Inc.	18,220	773,257
* #	ValueVision Media, Inc. Class A	108,145	568,843
*	Varsity Group, Inc.	36,137	7,191
* #	VCG Holding Corp.	53,110	560,310
	Virco Manufacturing Corp.	31,531	187,294
#	Visteon Corp.	357,700	1,251,950
*	Volcom, Inc.	47,921	947,398
*	Voyager Learning Co.	72,800	509,600
*	Warnaco Group, Inc.	140,517	5,277,819
*	Waxman Industries, Inc.	600	4,263
* #	WCI Communities, Inc.	105,700	411,173
*	Wells-Gardner Electronics Corp.	30,238	45,357
* #	West Marine, Inc.	53,968	435,522
	Westwood One, Inc.	235,700	417,189
*	Wet Seal, Inc. Class A	214,194	612,595
	Weyco Group, Inc.	3,855	104,201
*	Williams Controls, Inc.	10,571	160,996
*	Wilsons The Leather Experts, Inc.	111,210	74,511
*	Winmark Corp.	12,239	244,658
#	Winnebago Industries, Inc.	89,434	1,794,940
* #	WisdomTree Investments, Inc.	4,500	13,275
*	WMS Industries, Inc.	150,494	5,714,257
	Wolverine World Wide, Inc.	154,100	4,083,650
	World Wrestling Entertainment, Inc.	66,600	1,178,820
* #	WorldSpace, Inc. Class A	17,300	19,376
* #	Xanadoo Co.	170	65,875
#	Xerium Technologies, Inc.	57,595	288,551
*	Young Broadcasting, Inc. Class A	64,811	51,201
* #	Zale Corp.	138,600	2,677,752
* #	Zumiez, Inc.	57,177	1,005,172
Total Consumer Discretionary			388,908,604

9

Consumer Staples — (3.5%)
	Alico, Inc.	21,230	$867,245
*	Alliance One International, Inc.	281,116	1,377,468
#	American Italian Pasta Co.	51,300	256,500
#	Andersons, Inc.	52,910	2,447,617
*	Atlantic Premium Brands, Ltd.	1,900	2,517
	Bactolac Pharmaceutical, Inc.	1	1,462
*	BJ’s Wholesale Club, Inc.	61,600	1,944,096
*	Boston Beer Co., Inc. Class A	28,200	1,005,612
*	Bridgford Foods Corp.	11,450	70,532
*	Cagle’s, Inc. Class A	4,012	32,417
	Calavo Growers, Inc.	34,781	666,752
#	Cal-Maine Foods, Inc.	62,165	2,144,692
* #	Caribou Coffee Co.	7,923	20,600
	Casey’s General Stores, Inc.	144,377	3,616,644
	CCA Industries, Inc.	19,366	180,104
*	Central European Distribution Corp.	120,039	6,983,869
*	Central Garden & Pet Co.	62,500	308,125
*	Central Garden & Pet Co. Class A	125,043	550,189
* #	Chattem, Inc.	57,484	4,478,004
#	Chiquita Brands International, Inc.	136,796	2,800,214
	Coca-Cola Bottling Co. Consolidated	12,514	684,391
	Coffee Holding Co, Inc.	800	3,480
*	Cuisine Solutions, Inc.	53,122	201,864
*	Darling International, Inc.	232,000	3,224,800
	Del Monte Foods Co.	68,900	618,722
	Diamond Foods, Inc.	39,286	644,290
* #	Elizabeth Arden, Inc.	79,400	1,446,668
	Farmer Brothers Co.	31,056	693,480
	Flowers Foods, Inc.	249,505	5,653,783
#	Gatehouse Media, Inc.	39,600	248,292
	Glacier Water Services, Inc.	3,500	178,500
	Golden Enterprises, Inc.	12,900	34,701
#	Great Atlantic & Pacific Tea, Inc.	144,217	3,905,396
* #	Green Mountain Coffee, Inc.	65,866	2,009,572
	Griffin Land & Nurseries, Inc. Class A	2,471	90,562
*	Hain Celestial Group, Inc.	112,695	3,042,765
*	IGI, Inc.	934	1,634
#	Imperial Sugar Co.	24,520	470,784
	Ingles Market, Inc. Class A	35,759	858,574
*	Integrated Biopharma, Inc.	40,600	126,266
	Inter Parfums, Inc.	57,748	937,828
	J & J Snack Foods Corp.	53,017	1,306,869
*	Katy Industries, Inc.	11,399	21,658
	Lancaster Colony Corp.	90,332	3,354,027
	Lance, Inc.	88,574	1,483,614
* #	Lifeway Foods, Inc.	50,214	524,234
	Longs Drug Stores Corp.	97,300	4,673,319
#	Mannatech, Inc.	76,900	598,282
* #	Maui Land & Pineapple Co., Inc.	22,028	576,252
* #	Medifast, Inc.	37,600	157,920
#	MGP Ingredients, Inc.	49,422	317,289
*	Monterey Pasta Co.	54,187	149,014
#	Nash Finch Co.	36,740	1,288,472
#	National Beverage Corp.	132,479	969,746
*	Natural Alternatives International, Inc.	20,009	182,282
* #	Natural Health Trends Corp.	18,077	17,715
	Nature’s Sunshine Products, Inc.	35,884	322,956

10

	Nu Skin Enterprises, Inc. Class A	189,300	$3,134,808
	Oil-Dri Corp. of America	7,863	152,149
*	Omega Protein Corp.	39,323	416,824
*	Pantry, Inc.	61,200	1,472,472
*	Parlux Fragrances, Inc.	58,046	196,195
* #	Peet’s Coffee & Tea, Inc.	39,457	923,688
*	Performance Food Group Co.	114,103	3,708,347
*	Pizza Inn, Inc.	8,932	23,848
*	Prestige Brands Holdings, Inc.	89,300	688,503
	PriceSmart, Inc.	83,368	2,022,508
*	Pyramid Breweries, Inc.	28,463	61,765
	Ralcorp Holdings, Inc.	72,200	4,003,490
#	Reddy Ice Holdings, Inc.	39,400	928,658
*	Redhook Ale Brewery, Inc.	24,893	129,195
#	Reliv International, Inc.	48,147	322,585
* #	Revlon, Inc.	1,265,843	1,291,160
	Rocky Mountain Chocolate Factory, Inc.	19,671	249,625
	Ruddick Corp.	133,292	4,298,667
#	Sanderson Farms, Inc.	57,100	1,990,506
*	Sanfilippo (John B.) & Son, Inc.	23,090	215,430
*	Scheid Vineyards, Inc.	440	14,344
	Schiff Nutrition International, Inc.	16,675	101,217
	Seaboard Corp.	1,190	1,892,100
*	Seneca Foods Corp. Class A	700	14,028
*	Seneca Foods Corp. Class B	1,300	27,690
	Spartan Stores, Inc.	60,076	1,266,402
* #	Spectrum Brands, Inc.	145,000	545,200
* #	Star Scientific, Inc.	228,795	425,559
	Stephan Co.	3,400	10,200
	Tasty Baking Co.	22,300	152,755
*	Tofutti Brands, Inc.	17,630	47,601
#	Tootsie Roll Industries, Inc.	103,105	2,498,234
*	TreeHouse Foods, Inc.	25,431	563,805
* #	United Natural Foods, Inc.	114,513	1,937,560
	United-Guardian, Inc.	7,500	76,875
	Universal Corp.	72,700	4,137,357
* #	USANA Health Services, Inc.	54,160	1,688,709
#	Vector Group, Ltd.	166,174	3,054,278
*	Vermont Pure Holdings, Ltd.	15,800	25,122
	Village Super Market, Inc.	4,397	194,347
	WD-40 Co.	49,089	1,525,686
	Weis Markets, Inc.	75,003	2,430,847
* #	Winn-Dixie Stores, Inc.	27,752	453,745
*	Zapata Corp.	24,592	173,374
Total Consumer Staples			120,262,118

Energy — (6.0%)
* #	Abraxas Petroleum Corp.	118,900	445,875
	Adams Resources & Energy, Inc.	13,000	321,750
* #	Allis-Chalmers Energy, Inc.	97,900	1,235,498
#	Alon USA Energy, Inc.	81,100	1,272,459
* #	Alpha Natural Resources, Inc.	141,200	5,724,248
*	American Oil & Gas, Inc.	114,671	550,421
* #	Arena Resources, Inc.	87,200	3,529,856
	Atlas America, Inc.	92,529	5,595,229

11

* #	ATP Oil & Gas Corp.	83,703	$2,950,531
	Barnwell Industries, Inc.	21,190	229,911
* #	Basic Energy Services, Inc.	85,800	1,815,528
	Berry Petroleum Corp. Class A	124,500	5,118,195
*	Bill Barret Corp.	101,600	4,708,144
*	Bois d’Arc Energy, Inc.	143,275	3,076,114
* #	Bolt Technology Corp.	25,100	436,489
*	Boots & Coots International Well Control, Inc.	191,600	287,400
* #	BPZ Resources, Inc.	127,744	2,014,523
*	Brigham Exploration Co.	135,913	1,061,481
*	Bristow Group, Inc.	68,300	3,603,508
*	Bronco Drilling Co., Inc.	57,500	909,075
*	Cal Dive International, Inc.	16,424	171,138
*	Callon Petroleum Co.	62,462	1,151,799
#	CARBO Ceramics, Inc.	69,855	2,580,444
*	Carrizo Oil & Gas, Inc.	90,096	5,203,044
*	Catalytica Energy Systems, Inc.	2,699	15,681
* #	Cheniere Energy, Inc.	92,800	2,721,824
	CKX Lands, Inc.	2,000	23,800
*	Clayton Williams Energy, Inc.	33,476	1,267,067
*	Complete Production Services, Inc.	165,660	3,217,117
*	Comstock Resources, Inc.	125,400	4,552,020
* #	Contango Oil & Gas Co.	45,650	2,935,295
*	Credo Petroleum Corp.	522	5,507
*	Dawson Geophysical Co.	21,700	1,429,379
	Delek US Holdings, Inc.	107,900	1,702,662
* #	Delta Petroleum Corp.	163,415	3,915,423
*	Dril-Quip, Inc.	122,800	5,744,584
* #	Dune Energy, Inc.	123,800	219,126
* #	Edge Petroleum Corp.	58,793	282,206
*	Encore Acquisition Co.	160,840	5,918,912
* #	Endeavour International Corp.	282,600	367,380
* #	Energy Partners, Ltd.	89,400	961,944
* #	Evergreen Energy, Inc.	205,900	442,685
*	Evolution Petroleum Corp.	23,493	108,068
* #	EXCO Resources, Inc.	165,900	2,878,365
*	Exterran Holdings, Inc.	63,682	4,435,451
#	Foundation Coal Holdings, Inc.	91,570	5,289,999
* #	FX Energy, Inc.	106,654	500,207
* #	Gasco Energy, Inc.	222,795	579,267
* #	Goodrich Petroleum Corp.	82,700	1,995,551
* #	Grey Wolf, Inc.	542,900	3,365,980
	Gulf Island Fabrication, Inc.	38,951	1,136,201
*	Gulfmark Offshore, Inc.	65,114	3,298,675
*	Gulfport Energy Corp.	100,118	1,445,704
*	Harvest Natural Resources, Inc.	112,500	1,379,250
*	HKN, Inc.	5,622	48,855
* #	Hornbeck Offshore Services, Inc.	73,100	3,284,383
*	Houston American Energy Corp.	92,016	392,908
*	Infinity, Inc.	50,811	22,357
* #	James River Coal Co.	34,097	577,262
	Key Energy Group, Inc.	94,000	1,269,940
	Lufkin Industries, Inc.	41,912	2,395,690
*	Mariner Energy, Inc.	234,700	6,508,231
	Massey Energy Co.	24,576	940,278

12

*	Matrix Service Co.	73,694	$1,498,936
* #	McMoran Exploration Co.	77,264	1,298,035
*	Meridian Resource Corp.	256,200	397,110
*	Mexco Energy Corp.	300	1,227
*	Mitcham Industries, Inc.	29,100	513,615
*	NATCO Group, Inc. Class A	48,600	2,315,790
* #	National Coal Corp.	61,920	323,842
*	Natural Gas Services Group	33,589	752,394
*	Newpark Resources, Inc.	249,300	1,104,399
* #	Ngas Resources, Inc.	37,118	226,791
*	Oil States International, Inc.	151,853	6,402,122
* #	OMNI Energy Services Corp.	56,500	230,520
* #	Pacific Ethanol, Inc.	121,672	603,493
	Panhandle Royalty Co.	13,490	411,850
*	Parallel Petroleum Corp.	114,500	2,115,960
*	Parker Drilling Co.	304,900	2,021,487
	Penn Virginia Corp.	114,100	4,856,096
*	Petrohawk Energy Corp.	78	1,410
*	Petroleum Development Corp.	42,733	2,981,054
*	PetroQuest Energy, Inc.	132,900	2,094,504
*	PHI, Inc. (69336T106)	200	6,363
*	PHI, Inc. (69336T205)	34,100	1,031,866
*	Pioneer Drilling Co.	134,600	1,804,986
* #	PowerSecure International, Inc.	46,086	613,405
*	Quest Resource Corp.	47,691	338,606
* #	Rentech, Inc.	411,800	518,868
*	Royale Energy, Inc.	13,212	45,846
#	RPC, Inc.	291,100	3,833,787
*	Stone Energy Corp.	61,263	3,109,710
* #	SulphCo, Inc.	175,500	738,855
* #	Superior Well Services, Inc.	47,063	1,216,579
*	Swift Energy Corp.	83,700	3,995,001
* #	Syntroleum Corp.	158,726	111,108
*	T-3 Energy Services, Inc.	24,712	1,220,031
*	Teton Energy Corp.	47,886	232,247
* #	TETRA Technologies, Inc.	149,100	2,561,538
*	TGC Industries, Inc.	48,151	383,282
* #	Toreador Resources Corp.	48,118	451,347
* #	Transmeridian Exploration, Inc.	288,400	360,500
* #	Trico Marine Services, Inc.	42,319	1,672,447
* #	Tri-Valley Corp.	68,171	432,886
* #	TXCO Resources, Inc.	113,634	1,581,785
*	Union Drilling, Inc.	38,180	764,364
* #	Uranium Resources, Inc.	96,728	916,981
	USEC, Inc.	246,431	1,572,230
*	VAALCO Energy, Inc.	165,700	739,022
* #	VeraSun Energy Corp.	100,203	905,835
* #	Verenium Corp.	140,802	420,998
*	Warren Resources, Inc.	119,700	1,601,586
* #	Westmoreland Coal Co.	25,400	405,892
*	Westside Energy Corp.	53,300	156,169
* #	W-H Energy Services, Inc.	84,000	5,281,080
*	Whiting Petroleum Corp.	98,791	6,047,985
#	World Fuel Services Corp.	81,500	2,549,320
Total Energy			209,341,034

13

Financials — (10.8%)
*	1st Constitution Bancorp	1,461	$19,870
	1st Independence Financial Group, Inc.	3,373	54,137
	1st Source Corp.	59,324	1,035,797
#	21st Century Holding Co.	22,610	295,287
	Abigail Adams National Bancorp, Inc.	1,963	20,356
	Abington Bancorp, Inc.	7,044	70,651
	Access National Corp.	10,571	80,762
	Advance America Cash Advance Centers, Inc.	157,300	1,168,739
	Advanta Corp. Class A	42,500	301,750
	Advanta Corp. Class B	87,212	673,277
	Affirmative Insurance Holdings, Inc.	13,042	116,335
	Alfa Corp.	262,319	5,710,685
	Alliance Financial Corp.	1,855	47,117
*	Alphatec Holdings, Inc.	9,510	54,968
*	AmComp, Inc.	29,400	360,150
	Amcore Financial, Inc.	67,945	1,319,492
	Ameriana Bancorp	2,912	25,538
	American Bancorp of New Jersey, Inc.	26,364	283,149
	American Equity Investment Life Holding Co.	150,600	1,438,230
*	American Independence Corp.	8,100	64,800
	American National Bankshares, Inc.	2,255	50,016
	American Physicians Capital, Inc.	32,060	1,414,808
	American Physicians Services Group, Inc.	100	1,890
#	American River Bankshares	19,841	337,297
*	American Spectrum Realty, Inc.	100	2,575
	American West Bancorporation	50,006	441,553
*	AmeriCredit Corp.	13,900	199,882
	Ameris Bancorp	36,750	522,585
*	Amerisafe, Inc.	45,529	598,706
*	AmeriServe Financial, Inc.	59,570	172,753
	Anchor Bancorp Wisconsin, Inc.	64,317	1,217,521
*	Argo Group International Holdings, Ltd.	57,316	2,144,765
	Arrow Financial Corp.	28,253	588,227
	ASB Financial Corp.	900	13,837
	Asset Acceptance Capital Corp.	109,827	1,070,813
#	ASTA Funding, Inc.	46,100	745,898
*	Atlantic American Corp.	21,640	33,542
	Atlantic Coast Federal Corp.	14,375	142,312
	Baldwin & Lyons, Inc. Class B	27,741	675,771
	BancFirst Corp.	44,744	1,885,065
*	Bancinsurance Corp.	5,600	28,868
	Bancorp Rhode Island, Inc.	6,378	223,039
	BancorpSouth, Inc.	56,200	1,263,376
#	BancTrust Financial Group, Inc.	784	8,616
	Bank of Commerce Holdings	4,954	42,109
*	Bank of Florida Corp.	27,028	252,982
	Bank of Granite Corp.	49,278	588,379
	Bank of the Ozarks, Inc.	47,910	1,133,071
#	BankAtlantic Bancorp, Inc. Class A	95,395	435,001
	BankFinancial Corp.	70,154	997,590
#	BankUnited Financial Corp. Class A	98,675	481,534
	Banner Corp.	37,343	808,849
	Bar Harbor Bankshares	1,900	59,090

14

	BCB Bancorp, Inc.	600	$9,045
*	Beach First National Bancshares, Inc.	8,067	110,921
	Benjamin Franklin Bancorp, Inc.	200	2,814
	Berkshire Bancorp, Inc.	400	6,124
	Berkshire Hills Bancorp, Inc.	25,769	583,668
	Beverly Hills Bancorp, Inc.	64,798	320,750
*	BFC Financial Corp.	57,988	72,485
*	BNCCORP., Inc.	3,900	50,700
*	BNS Holding, Inc.	4,020	56,280
#	Boston Private Financial Holdings, Inc.	110,200	1,517,454
*	Bridge Capital Holdings	2,033	43,323
*	Broadpoint Securities Group, Inc.	40,388	64,621
	Brooke Corp.	27,981	168,166
	Brookline Bancorp, Inc.	173,393	1,666,307
	Bryn Mawr Bank Corp.	6,657	130,477
#	C&F Financial Corp.	1,115	33,439
*	CabelTel International Corp.	674	1,176
	Cadence Financial Corp.	10,144	155,508
	California First National Bancorp	11,500	120,750
	Camco Financial Corp.	9,161	100,588
	Camden National Corp.	21,834	692,793
	Capital Bank Corp.	1,960	19,678
#	Capital City Bank Group, Inc.	35,853	964,804
	Capital Corp. of the West	33,319	458,136
	Capital Southwest Corp.	1,200	132,072
	Capitol Bancorp, Ltd.	47,074	876,518
	Cardinal Financial Corp.	76,986	612,039
	Carver Bancorp, Inc.	1,400	20,160
	Cascade Financial Corp.	3,000	37,980
	Cash America International, Inc.	84,990	2,750,276
* #	Cash Systems, Inc.	57,852	232,565
#	Cathay General Bancorp	105,136	2,304,581
* #	Centennial Bank Holdings, Inc.	86,841	514,967
#	Center Bancorp, Inc.	43,064	480,164
	Center Financial Corp.	52,238	508,276
	Centerstate Banks of Florida, Inc.	7,148	95,783
	Central Bancorp, Inc.	1,600	30,816
	Central Pacific Financial Corp.	87,300	1,614,177
	Central Virginia Bankshares, Inc.	3,032	55,334
	Centrue Financial Corp.	1,076	20,670
	Century Bancorp, Inc. Class A	1,785	36,592
	CFS Bancorp, Inc.	26,520	379,766
	Charter Financial Corp.	23,869	775,742
#	Chemical Financial Corp.	70,363	1,563,466
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	24,212	305,313
	Citizens First Corp.	400	3,948
	Citizens Republic Bancorp, Inc.	205,849	2,291,099
	Citizens South Banking Corp.	16,429	167,412
* #	Citizens, Inc.	119,860	677,209
	City Holding Co.	49,930	1,859,393
* #	Clayton Holdings, Inc.	11,700	50,661
*	CNA Surety Corp.	122,331	1,726,090
#	CNB Financial Corp.	3,800	51,680
	CoBiz Financial, Inc.	55,675	684,246

15

	Codorus Valley Bancorp, Inc.	731	$12,098
#	Cohen & Steers, Inc.	108,900	2,742,102
	Colony Bankcorp, Inc.	9,572	124,436
	Columbia Banking System, Inc.	46,187	1,066,458
	Comm Bancorp, Inc.	532	23,195
*	Command Security Corp.	1,000	4,150
	Commerce Group, Inc.	15,200	550,848
	Commercial National Financial Corp.	3,500	59,675
	Commonwealth Bankshares, Inc.	1,998	35,944
* #	Community Bancorp	8,448	103,910
#	Community Bank System, Inc.	83,994	1,856,267
	Community Bankshares, Inc.	610	7,686
	Community Central Bank Corp.	1,764	9,808
	Community Trust Bancorp, Inc.	43,448	1,175,268
	Community West Bancshares	6,650	58,952
	Compass Diversified Holdings	17,107	232,655
* #	CompuCredit Corp.	156,660	1,626,131
	Consolidated-Tokoma Land Co.	15,621	804,481
* #	Consumer Portfolio Services, Inc.	67,396	211,623
	Cooperative Bankshares, Inc.	5,911	66,499
*	Core-Mark Holding Co., Inc.	15,957	423,977
#	Corus Bankshares, Inc.	81,710	844,064
*	Cowen Group, Inc.	48,399	362,992
*	Cowlitz Bancorporation	1,870	16,381
	Crawford & Co. Class A	30,595	114,731
#	Crawford & Co. Class B	24,520	101,022
#	CVB Financial Corp.	231,168	2,124,434
*	Dearborn Bancorp, Inc.	11,201	78,295
	Delphi Financial Group, Inc. Class A	92,475	2,789,046
#	Delta Financial Corp.	69,400	3,817
	Dime Community Bancshares	104,803	1,595,102
*	Dollar Financial Corp.	47,253	1,061,775
	Donegal Group, Inc. Class A	55,859	911,619
	Donegal Group, Inc. Class B	5,080	94,234
	East West Bancorp, Inc.	135	2,539
	Eastern Insurance Holdings, Inc.	4,344	71,068
	Eastern Virginia Bankshares, Inc.	500	8,735
	ECB Bancorp, Inc.	600	15,900
	EMC Insurance Group, Inc.	41,861	925,965
* #	Encore Capital Group, Inc.	64,200	473,796
* #	Enstar Group, Ltd.	411	40,274
	Enterprise Financial Services Corp.	33,804	676,418
#	Epoch Holding Corp.	7,537	84,490
	ESB Financial Corp.	13,762	141,749
	Evans Bancorp, Inc.	1,011	16,682
*	Exlservice Holdings, Inc.	52,525	1,120,358
*	EZCORP, Inc. Class A	27,800	326,094
#	F.N.B. Corp.	176,120	2,414,605
	FBL Financial Group, Inc. Class A	80,070	2,354,859
	Federal Agriculture Mortgage Corp. Class A	800	14,336
	Federal Agriculture Mortgage Corp. Class C	26,300	632,252
	Federal Trust Corp.	1,293	2,715
	Fidelity Bancorp, Inc.	296	4,535
	Fidelity Southern Corp.	8,600	68,370
	Financial Federal Corp.	78,700	1,695,985

16

*	Financial Industries Corp.	11,882	$80,204
	Financial Institutions, Inc.	13,234	244,961
*	First Acceptance Corp.	136,647	445,469
	First Bancorp	43,030	762,061
*	First Bancshares, Inc.	145	2,364
*	First Bank of Delaware	6,667	17,834
#	First Busey Corp.	73,286	1,371,181
*	First Cash Financial Services, Inc.	97,962	915,945
#	First Charter Corp.	112,657	2,727,426
#	First Commonwealth Financial Corp.	213,272	2,256,418
	First Community Bancorp	85,097	2,425,265
	First Community Bancshares, Inc.	32,787	1,037,709
	First Defiance Financial Corp.	15,687	308,093
	First Federal Bancshares of Arkansas, Inc.	6,839	102,585
	First Federal Bankshares, Inc.	1,703	24,540
#	First Financial Bancorp	111,748	1,295,159
#	First Financial Bankshares, Inc.	59,306	2,245,918
	First Financial Corp.	36,587	960,409
	First Financial Holdings, Inc.	35,284	801,300
	First Financial Service Corp.	3,911	90,540
	First Franklin Corp.	700	6,405
*	First Investors Financial Services Group, Inc.	5,300	29,018
*	First Keystone Financial, Inc.	2,200	29,546
	First M&F Corp.	8,514	129,498
*	First Mariner Bancorp, Inc.	6,000	37,740
	First Merchants Corp.	52,901	1,428,856
#	First Midwest Bancorp, Inc.	97,556	2,541,334
	First National Lincoln Corp.	2,330	33,785
	First Niagara Financial Group, Inc.	320,149	3,656,108
	First PacTrust Bancorp, Inc.	8,200	138,990
	First Place Financial Corp.	49,258	603,903
*	First Regional Bancorp	35,700	571,557
	First Security Group, Inc.	4,100	37,187
#	First South Bancorp, Inc.	17,375	341,940
	First State Bancorporation	56,176	667,371
	First State Financial Corp.	3,100	23,917
	First United Corp.	6,329	122,783
	Firstbank Corp.	9,282	125,680
*	FirstCity Financial Corp.	35,400	311,874
* #	FirstFed Financial Corp.	11,100	346,875
	FirstMerit Corp.	158,187	2,969,170
#	Flagstar Bancorp, Inc.	157,700	1,129,132
	Flushing Financial Corp.	61,294	999,092
	FNB United Corp.	4,880	56,608
*	FPIC Insurance Group, Inc.	25,446	1,111,227
* #	Franklin Bank Corp.	48,857	187,611
* #	Franklin Credit Management Corp.	3,100	2,635
#	Frontier Financial Corp.	127,465	1,909,426
	GAMCO Investors, Inc.	21,800	1,221,236
	Gateway Financial Holdings, Inc.	33,161	379,693
	GB&T Bancshares, Inc.	43,693	388,868
	German American Bancorp, Inc.	5,600	70,504
#	Glacier Bancorp, Inc.	153,298	2,635,193
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	195	1,804

17

	Great Pee Dee Bancorp, Inc.	262	$5,164
	Great Southern Bancorp, Inc.	40,032	718,574
	Greater Community Bancorp	5,867	89,824
	Greene Bancshares, Inc.	29,522	537,891
#	Greenhill & Co., Inc.	44,200	2,873,442
	Grubb & Ellis Co.	76,974	510,338
	GS Financial Corp.	900	14,913
	Guaranty Federal Bancshares, Inc.	6,915	184,976
*	Hallmark Financial Services, Inc.	45,083	531,078
#	Hancock Holding Co.	79,429	2,942,050
	Hanmi Financial Corp.	136,147	1,038,802
	Harleysville Group, Inc.	90,735	3,046,881
#	Harleysville National Corp.	77,948	1,035,929
	Harrington West Financial Group, Inc.	2,000	20,840
#	Heartland Financial USA, Inc.	10,820	192,380
	Hercules Technology Growth Capital, Inc.	31,408	373,441
	Heritage Commerce Corp.	35,056	577,723
	Heritage Financial Corp.	23,062	451,785
	Heritage Financial Group	200	2,452
	HF Financial Corp.	6,435	106,499
	Hilb Rogal Hamilton Co.	102,200	3,129,364
	Hingham Institution for Savings	709	20,809
	HMN Financial, Inc.	8,097	195,785
#	Home Bancshares, Inc.	18,507	369,770
	Home Federal Bancorp, Inc. (436926109)	4,936	114,268
	Home Federal Bancorp, Inc. (43710G105)	2,129	24,164
	HopFed Bancorp, Inc.	2,100	29,631
	Horace Mann Educators Corp.	113,138	1,966,338
	Horizon Financial Corp.	36,767	470,618
* #	HouseValues, Inc.	800	2,088
	IBERIABANK Corp.	33,457	1,487,833
	IBT Bancorp, Inc.	4,700	132,540
	Imperial Capital Bancorp, Inc.	12,300	275,028
	Independence Holding Co.	10,682	117,502
	Independent Bank Corp. (MA)	41,423	1,096,467
	Independent Bank Corp. (MI)	62,924	614,138
	Infinity Property & Casualty Corp.	53,446	2,146,926
	Integra Bank Corp.	50,038	711,040
	International Bancshares Corp.	121,423	2,632,451
	Intervest Bancshares Corp.	22,100	293,930
* #	Investment Technology Group, Inc.	112,000	5,216,960
*	Investors Bancorp, Inc.	183,779	2,664,796
	Investors Capital Holdings, Ltd.	100	506
	Investors Title Co.	1,985	95,101
	Irwin Financial Corp.	86,700	651,117
*	Jesup & Lamont, Inc.	1,972	1,282
#	Kearny Financial Corp.	96,805	1,035,814
*	Kennedy-Wilson, Inc.	8,400	328,440
	Kentucky First Federal Bancorp	2,750	27,844
#	K-Fed Bancorp	8,200	84,952
*	Knight Capital Group, Inc.	270,123	4,330,072
*	LaBranche & Co., Inc.	98,800	458,432
#	Lakeland Bancorp, Inc.	48,489	540,167
	Lakeland Financial Corp.	34,176	697,190
#	LandAmerica Financial Group, Inc.	51,800	1,907,276

18

	Landmark Bancorp, Inc.	2,940	$71,383
	Leesport Financial Corp.	3,437	61,007
	Legacy Bancorp, Inc.	13,622	193,296
#	Life Partners Holdings, Inc.	26,353	396,613
	Lincoln Bancorp	1,800	21,600
*	Liquidity Services, Inc.	25,700	248,519
	LNB Bancorp, Inc.	2,359	30,691
* #	Loopnet, Inc.	59,247	709,187
	LSB Corp.	5,662	96,141
	Macatawa Bank Corp.	46,415	427,946
	MainSource Financial Group, Inc.	46,730	612,630
*	MarketAxess Holdings, Inc.	87,025	815,424
*	Marlin Business Services, Inc.	36,233	344,938
	MASSBANK Corp.	7,100	276,900
	Mayflower Bancorp, Inc.	700	7,788
*	Mays (J.W.), Inc.	200	3,982
	MB Financial, Inc.	102,093	2,937,216
	MBT Financial Corp.	46,125	389,756
	MCG Capital Corp.	173,134	2,077,608
*	Meadowbrook Insurance Group, Inc.	78,300	623,268
	Medallion Financial Corp.	54,066	535,794
#	Mercantile Bancorp, Inc.	727	13,231
	Mercantile Bank Corp.	18,345	247,658
	Mercer Insurance Group, Inc.	17,900	315,040
	Merchants Bancshares, Inc.	21,481	495,352
	Meta Financial Group, Inc.	3,602	97,038
	MetroCorp Bancshares, Inc.	14,101	190,222
	MFB Corp.	1,300	45,552
	MicroFinancial, Inc.	23,300	125,820
	Mid Penn Bancorp, Inc.	210	5,355
	Midland Co.	26,173	1,691,299
#	MidSouth Bancorp, Inc.	2,128	47,029
#	Midwest Banc Holdings, Inc.	67,520	693,430
	MidWestOne Financial Group, Inc.	296	4,843
	Monroe Bancorp	1,500	21,045
*	Move, Inc.	450,582	1,130,961
	MutualFirst Financial, Inc.	4,284	59,119
	Nara Bancorp, Inc.	73,911	810,065
	National Interstate Corp.	36,402	1,001,783
#	National Penn Bancshares, Inc.	230,197	3,685,454
	National Western Life Insurance Co. Class A	1,400	249,410
*	Navidec Financial, Inc.	644	708
*	Navigators Group, Inc.	47,784	2,615,218
	NBT Bancorp, Inc.	94,799	1,817,297
#	Nelnet, Inc. Class A	41,000	446,900
	New England Bancshares, Inc.	1,999	22,079
	New Hampshire Thrift Bancshares, Inc.	2,700	35,505
	New Westfield Financial, Inc.	9,837	98,567
	NewAlliance Bancshares, Inc.	264,728	3,012,605
	NewBridge Bancorp	15,337	147,849
*	Newtek Business Services, Inc.	86,988	93,947
*	NexCen Brands, Inc.	151,003	594,952
*	Nexity Financial Corp.	500	3,790
	North Central Bancshares, Inc.	1,700	57,086
	North Valley Bancorp	2,455	31,694

19

	Northeast Bancorp	900	$13,716
	Northeast Community Bancorp, Inc.	4,800	56,400
	Northrim Bancorp, Inc.	15,145	326,223
#	Northway Financial, Inc.	5,000	85,500
#	Northwest Bancorp, Inc.	142,905	3,774,121
	Norwood Financial Corp.	200	6,306
	NYMAGIC, Inc.	25,056	604,852
*	Ocean Shore Holding Co.	402	4,171
	OceanFirst Financial Corp.	34,680	559,735
* #	Ocwen Financial Corp.	174,718	1,048,308
	Ohio Valley Banc Corp.	2,100	52,500
#	Old National Bancorp	192,700	2,990,704
	Old Second Bancorp, Inc.	30,673	790,136
	Omega Financial Corp.	35,702	982,162
	optionsXpress Holding, Inc.	134,092	3,105,571
	PAB Bankshares, Inc.	6,327	74,785
	Pacific Capital Bancorp	131,069	2,745,896
	Pacific Continental Corp.	18,916	253,664
	Pacific Mercantile Bancorp	26,820	262,568
*	Pacific Premier Bancorp, Inc.	5,105	41,555
*	Pacific State Bancorp	3,600	46,584
	Pamrapo Bancorp, Inc.	8,211	137,042
	Park Bancorp, Inc.	1,650	33,396
#	Park National Corp.	23,671	1,432,096
	Parkvale Financial Corp.	6,504	180,616
	Patriot Capital Funding, Inc.	9,103	95,217
	Patriot National Bancorp	900	14,423
	PAULA Financial	5,900	30,090
	Peapack-Gladstone Financial Corp.	9,150	234,881
# ●	Pelican Financial, Inc. Escrow Shares	300	—
*	Penn Treaty American Corp.	65,600	377,200
	Penns Woods Bancorp, Inc.	4,686	145,500
*	Pennsylvania Commerce Bancorp, Inc.	13,439	355,999
*	Penson Worldwide, Inc.	1,916	19,582
	Peoples Bancorp of Indiana	555	8,408
	Peoples Bancorp of North Carolina	3,281	41,997
	Peoples Bancorp, Inc.	29,318	636,787
#	PFF Bancorp, Inc.	36,700	310,849
*	Pico Holdings, Inc.	64,310	2,198,116
	Pinnacle Bancshares, Inc.	35	385
*	Pinnacle Financial Partners, Inc.	40,935	939,049
*	Piper Jaffray Companies, Inc.	43,900	1,700,247
*	PMA Capital Corp. Class A	91,908	753,646
	Porter Bancorp, Inc.	2,400	43,368
#	Portfolio Recovery Associates, Inc.	45,305	1,654,539
#	Preferred Bank	13,585	248,877
	Premier Financial Bancorp, Inc.	5,300	65,031
	Presidential Life Corp.	64,887	1,087,506
	Princeton National Bancorp, Inc.	1,801	48,987
#	PrivateBancorp, Inc.	59,620	1,793,966
* #	ProAssurance Corp.	95,850	5,096,345
	ProCentury Corp.	38,490	706,292
#	Prosperity Bancshares, Inc.	121,211	3,199,970
	Providence Community Bancshares, Inc.	400	7,260
	Provident Bankshares Corp.	89,493	1,139,246

20

	Provident Financial Holdings, Inc.	19,558	$330,530
	Provident Financial Services, Inc.	184,653	2,213,989
	Provident New York Bancorp	121,047	1,586,926
	Pulaski Financial Corp.	26,659	293,516
#	QC Holdings, Inc.	36,280	297,859
	Rainier Pacific Financial Group, Inc.	20,266	275,010
	Renasant Corp.	40,760	858,406
	Republic Bancorp, Inc. Class A	59,117	967,154
*	Republic First Bancorp, Inc.	12,871	79,800
#	Resource America, Inc.	51,153	611,278
*	Rewards Network, Inc.	78,070	359,122
	Riverview Bancorp, Inc.	33,183	355,058
	RLI Corp.	67,800	3,541,194
#	Rockville Financial, Inc.	24,664	279,936
	Rome Bancorp, Inc.	17,600	206,976
#	Royal Bancshares of Pennsylvania, Inc. Class A	5,655	75,494
*	Royal Bank of Canada	17,506	877,061
	Rurban Financial Corp.	790	8,848
#	S&T Bancorp, Inc.	70,381	1,995,301
#	S.Y. Bancorp, Inc.	39,829	875,043
	Safety Insurance Group, Inc.	32,989	1,223,562
	Salisbury Bancorp, Inc.	152	4,644
	Sanders Morris Harris Group, Inc.	50,839	453,992
	Sandy Spring Bancorp, Inc.	43,650	1,187,717
	SCBT Financial Corp.	16,941	506,705
*	SCPIE Holdings, Inc.	11,811	323,621
*	Seabright Insurance Holdings	48,700	725,630
	Seacoast Banking Corp. of Florida	51,753	517,530
#	Security Bank Corp.	31,828	215,794
	Selective Insurance Group, Inc.	170,995	4,062,841
	Shore Financial Corp.	400	7,316
	Siebert Financial Corp.	21,700	71,393
#	Sierra Bancorp	27,607	617,569
*	Signature Bank	59,677	1,581,441
	Simmons First National Corp. Class A	40,238	1,028,081
	Smithtown Bancorp, Inc.	100	2,065
	South Financial Group, Inc.	137,000	1,976,910
#	South Street Financial Corp.	400	2,730
*	Southcoast Financial Corp.	7,756	105,094
	Southern Banc Co., Inc.	200	2,135
	Southern Community Financial Corp.	16,638	122,622
*	Southern Connecticut Bancorp, Inc.	2,000	14,400
*	Southern First Bancshares, Inc.	5,125	75,594
#	Southside Bancshares, Inc.	24,034	499,186
	Southwest Bancorp, Inc.	42,876	694,162
	Southwest Georgia Financial Corp.	653	11,669
	State Auto Financial Corp.	114,012	3,094,286
	State Bancorp, Inc.	34,060	441,758
	StellarOne Corp.	10,476	181,239
#	Sterling Bancorp	52,743	742,621
	Sterling Bancshares, Inc.	199,782	1,859,970
	Sterling Financial Corp.	137,207	2,043,012
#	Sterling Financial Corp. (PA)	88,236	1,476,188
	Stewart Information Services Corp.	46,300	1,378,351
* #	Stifel Financial Corp.	41,500	1,808,985

21

*	Stratus Properties, Inc.	15,874	$465,426
	Suffolk Bancorp	29,032	867,186
* #	Sun American Bancorp	2,560	12,339
*	Sun Bancorp, Inc.	61,167	780,491
* #	Superior Bancorp	98,230	512,761
	Susquehanna Bancshares, Inc.	170,328	3,387,824
	Sussex Bancorp	600	7,353
*	SVB Financial Group	93,186	4,221,326
	SWS Group, Inc.	77,507	882,805
	Taylor Capital Group, Inc.	31,543	514,151
	Team Financial, Inc.	2,751	37,936
	Teche Holding Co.	700	25,375
* #	Tejon Ranch Co.	46,700	1,653,180
#	Temecula Valley Bancorp, Inc.	27,541	280,918
*	Texas Capital Bancshares, Inc.	59,712	893,292
	TF Financial Corp.	3,800	89,300
*	The Bancorp, Inc.	41,046	469,566
*	The Intergroup Corp.	1,960	34,800
	The Phoenix Companies, Inc.	256,500	2,918,970
	The Savannah Bancorp, Inc.	1,525	24,034
#	The Wilber Corp.	3,866	34,794
	Thomas Properties Group, Inc.	16,587	157,245
*	Thomas Weisel Partners Group, Inc.	42,001	369,609
	TIB Financial Corp.	6,425	44,718
*	Tidelands Bancshares, Inc.	1,800	18,765
	TierOne Corp.	55,312	813,086
	Timberland Bancorp, Inc.	25,454	323,775
	Tompkins Financial Corp.	19,256	848,227
	Tower Financial Corp.	2,600	29,900
	Tower Group, Inc.	46,756	1,328,338
*	Tradestation Group, Inc.	117,687	1,129,795
* #	Trenwick Group, Ltd.	11,975	12
* #	Triad Guaranty, Inc.	29,202	171,708
	Trico Bancshares	43,500	733,845
#	TrustCo Bank Corp. (NY)	199,202	1,723,097
#	Trustmark Corp.	108,153	2,137,103
	UCBH Holdings, Inc.	203,969	2,302,810
	UMB Financial Corp.	127,501	4,880,738
#	Umpqua Holdings Corp.	160,026	2,267,568
*	Unico American Corp.	12,100	114,950
	Union Bankshares Corp.	37,052	648,039
	Union Bankshares, Inc.	1,008	19,535
*	United America Indemnity, Ltd.	19,306	362,181
	United Bancshares, Inc.	300	4,053
	United Bankshares, Inc.	109,801	2,884,472
*	United Capital Corp.	10,750	255,313
#	United Community Banks, Inc.	123,312	1,755,963
	United Community Financial Corp.	80,179	444,993
	United Financial Bancorp, Inc.	18,552	213,162
	United Fire & Casualty Co.	76,486	2,627,294
*	United PanAm Financial Corp.	52,952	206,513
#	United Security Bancshares (CA)	22,747	304,810
	United Western Bancorp, Inc.	12,031	225,942
	Unity Bancorp, Inc.	8,490	68,684
*	Universal American Corp.	150,488	2,585,384

22

*	Universal Insurance Holdings, Inc.	74,080	$436,331
#	Univest Corporation of Pennsylvania	36,652	750,266
#	Vineyard National Bancorp Co.	35,043	315,737
* #	Virginia Commerce Bancorp, Inc.	69,410	699,653
	Wainwright Bank & Trust Co.	105	1,314
	Washington Banking Co.	23,182	338,921
	Washington Federal, Inc.	17,300	392,710
	Washington Trust Bancorp, Inc.	38,297	885,427
* #	Wauwatosa Holdings, Inc.	25,368	298,328
	Wayne Savings Bancshares, Inc.	1,800	18,684
	Webster Financial Corp.	31,800	889,446
	Wesbanco, Inc.	73,148	1,703,617
	West Bancorporation	49,358	629,808
	West Coast Bancorp	45,395	680,925
#	Westamerica Bancorporation	85,557	4,049,413
* #	Western Alliance Bancorp	90,897	1,088,946
	Westwood Holdings Group, Inc.	13,752	487,646
	Whitney Holding Corp.	76,233	1,830,354
	Willow Financial Bancorp, Inc.	43,686	357,788
	Wilshire Bancorp, Inc.	79,650	563,922
*	Wilshire Enterprises, Inc.	7,207	21,621
	Wintrust Financial Corp.	68,119	2,299,016
*	World Acceptance Corp.	54,709	1,662,059
	WSB Holdings, Inc.	3,500	18,515
	WVS Financial Corp.	100	1,646
	Zenith National Insurance Corp.	80,000	2,726,400
* #	ZipRealty, Inc.	34,334	194,674
Total Financials			375,769,170

Health Care — (11.8%)
*	A.D.A.M., Inc.	700	4,872
*	Abaxis, Inc.	71,370	2,079,722
* #	Abiomed, Inc.	81,680	1,168,024
* #	Acadia Pharmaceuticals, Inc.	112,904	1,120,008
*	Accelr8 Technology Corp.	880	3,696
*	Accelrys, Inc.	88,098	510,087
* #	Accentia Biopharmaceuticals, Inc.	60,209	157,145
* #	Access Pharmaceuticals, Inc.	5,300	11,925
* #	Acusphere, Inc.	66,431	41,852
*	Adolor Corp.	128,100	585,417
* #	Advanced Life Sciences Holdings, Inc.	91,900	86,386
* #	Advanced Medical Optics, Inc.	114,425	2,618,044
* #	ADVENTRX Pharmaceuticals, Inc.	163,900	104,896
* #	Affymetrix, Inc.	230,299	4,417,135
*	Air Methods Corp.	38,330	1,576,130
* #	Akorn, Inc.	241,310	1,534,732
*	Albany Molecular Research, Inc.	100,956	1,123,640
*	Alexion Pharmaceuticals, Inc.	2,836	171,890
*	Alexza Pharmaceuticals, Inc.	41,378	261,509
* #	Align Technology, Inc.	188,140	2,323,529
*	Alkermes, Inc.	288,901	3,738,379
*	Alliance Imaging, Inc.	150,000	1,473,000
*	Allied Healthcare International, Inc.	140,851	287,336
*	Allied Healthcare Products, Inc.	7,100	50,552
*	Allion Healthcare, Inc.	31,021	183,024

23

* #	Allos Therapeutics, Inc.	210,838	$1,178,584
* #	Allscripts Healthcare Solutions, Inc.	165,624	1,767,208
*	Almost Family, Inc.	6,911	148,103
* #	Alnylam Pharmaceuticals, Inc.	114,905	3,263,302
	Alpharma, Inc. Class A	123,388	3,106,910
*	Alteon, Inc.	1,136	2,670
*	Amag Pharmaceuticals, Inc.	43,424	1,900,668
*	Amedisys, Inc.	80,834	3,458,079
*	America Services Group, Inc.	29,845	216,078
*	American Caresource Holding, Inc.	367	1,222
*	American Claims Evaluation, Inc.	1,000	890
*	American Dental Partners, Inc.	37,992	363,583
* #	American Medical Systems Holdings, Inc.	205,460	2,997,661
	American Shared Hospital Services	9,244	24,034
*	AMERIGROUP Corp.	164,300	5,914,800
*	AMICAS, Inc.	126,264	330,812
*	AMN Healthcare Services, Inc.	99,100	1,604,429
*	Amsurg Corp.	90,113	2,170,822
	Analogic Corp.	40,065	2,344,203
*	Anesiva, Inc.	64,845	308,662
*	Angeion Corp.	215	1,877
*	AngioDynamics, Inc.	55,557	921,135
*	Anika Therapeutics, Inc.	33,386	401,634
* #	Antigenics, Inc.	139,379	313,603
*	AP Pharma, Inc.	10,290	14,303
* #	APP Pharmaceuticals, Inc.	38,372	431,301
*	Applera Corp. - Celera Group	191,200	2,650,032
*	Apria Healthcare Group, Inc.	123,800	2,687,698
*	Aradigm Corp.	13,657	17,891
* #	Arcadia Resources, Inc.	123,472	97,543
* #	Ardea Biosciences, Inc.	18,000	256,500
* #	Arena Pharmaceuticals, Inc.	174,716	1,184,574
* #	Ariad Pharmaceuticals, Inc.	213,568	715,453
* #	Arqule, Inc.	107,399	489,739
* #	Array BioPharma, Inc.	132,903	744,257
*	Arrhythmia Research Technology, Inc.	8,700	60,465
* #	Arthrocare Corp.	78,910	3,168,237
* #	Aspect Medical Systems, Inc.	67,623	843,259
*	AtheroGenics, Inc.	113,700	100,056
*	AtriCure, Inc.	28,499	339,138
	Atrion Corp.	5,494	560,388
*	ATS Medical, Inc.	92,197	165,955
* #	Auxilium Pharmaceuticals, Inc.	89,101	2,854,796
*	Avalon Pharmaceuticals, Inc.	35,161	78,057
*	AVANIR Pharmaceuticals Class A	91,935	111,241
*	Avant Immunotherapeutics, Inc.	122,627	84,613
* #	AVI BioPharma, Inc.	155,300	211,208
*	Avigen, Inc.	97,151	321,570
*	Barrier Therapeutics, Inc.	96,201	351,134
* #	Bentley Pharmaceuticals, Inc.	61,260	908,486
*	Bioanalytical Systems, Inc.	5,617	34,488
* #	BioCryst Pharmaceuticals, Inc.	102,436	407,695
*	Bio-Imaging Technologies, Inc.	36,620	297,721
* #	BioLase Technology, Inc.	74,688	262,155
*	BioMimetic Therapeutics, Inc.	15,437	212,104

24

*	Bio-Rad Laboratories, Inc. Class A	32	$3,022
*	Bio-Reference Laboratories, Inc.	39,186	1,083,493
* #	BioSante Pharmaceuticals, Inc.	75,556	260,668
*	BioScrip, Inc.	121,967	857,428
*	BioSphere Medical, Inc.	57,953	226,017
*	Bovie Medical Corp.	48,392	286,481
*	Bruker Corp.	329,619	4,505,892
* #	BSD Medical Corp.	69,146	376,154
*	Caliper Life Sciences, Inc.	153,974	642,072
	Cambrex Corp.	84,680	739,256
*	Candela Corp.	76,010	347,366
*	Cantel Medical Corp.	46,460	511,989
*	Capital Senior Living Corp.	86,010	648,515
* #	Caraco Pharmaceutical Laboratories, Ltd.	79,592	1,307,697
*	Cardiac Science Corp.	63,623	591,058
*	CardioDynamics International Corp.	88,902	27,675
*	Cardiotech International, Inc.	55,063	37,993
* #	Cell Genesys, Inc.	214,620	506,503
* #	Cell Therapeutics, Inc.	39,625	52,701
*	Centene Corp.	129,100	2,313,472
* #	Cepheid, Inc.	178,706	4,946,582
*	Cerus Corp.	86,832	542,700
*	Chad Therapeutics, Inc.	9,300	2,883
	Chemed Corp.	76,165	3,633,832
* #	Clarient, Inc.	19,000	38,190
*	Clinical Data, Inc.	47,439	966,807
* #	Collagenex Pharmaceuticals, Inc.	63,843	1,041,918
* #	Columbia Laboratories, Inc.	140,151	343,370
* #	Combimatrix Corp.	7,013	74,408
* #	Combinatorx, Inc.	89,773	440,785
	Computer Programs & Systems, Inc.	30,201	672,576
* #	Conceptus, Inc.	84,064	1,434,132
*	Conmed Corp.	77,642	2,093,228
*	Continucare Corp.	3,398	7,646
	Cooper Companies, Inc.	21,000	717,990
* #	Corcept Therapeutics, Inc.	63,406	162,953
* #	Cortex Pharmaceuticals, Inc.	83,000	65,570
*	Corvel Corp.	41,673	1,255,607
*	Critical Therapeutics, Inc.	92,403	100,719
*	Criticare Systems, Inc.	35,875	179,375
*	Cross Country Healthcare, Inc.	88,958	966,084
*	CryoCor, Inc.	30,686	59,224
*	CryoLife, Inc.	74,900	704,809
* #	Cubist Pharmaceuticals, Inc.	157,497	2,866,445
*	CuraGen Corp.	172,103	125,635
*	Curis, Inc.	120,759	175,101
*	Cutera, Inc.	42,885	543,782
* #	CV Therapeutics, Inc.	160,805	939,101
* #	Cyberonics, Inc.	74,636	962,804
*	Cyclacel Pharmaceuticals, Inc.	69,644	289,023
*	Cynosure, Inc. Class A	17,500	418,775
* #	Cypress Bioscience, Inc.	104,863	838,904
*	Cytogen Corp.	52,527	26,789
*	Cytokinetics, Inc.	15,047	50,708
*	Cytomedix, Inc.	36,200	61,540

25

*	Cytori Therapeutics, Inc.	55,237	$352,964
* #	CytRx Corp.	1,700	3,060
	Datascope Corp.	44,121	1,535,411
*	Daxor Corp.	7,789	80,616
*	Del Global Technologies Corp.	21,254	53,773
* #	Dendreon Corp.	247,479	1,306,689
* #	DepoMed, Inc.	104,934	356,776
* #	Dexcom, Inc.	67,264	495,736
*	Dialysis Corporation of America	5,306	44,199
*	Digirad Corp.	26,126	75,243
* #	Dionex Corp.	56,015	4,135,027
* #	Discovery Laboratories, Inc.	248,926	517,766
* #	Durect Corp.	204,316	1,015,451
*	DUSA Pharmaceuticals, Inc.	62,661	120,936
* #	Dyadic International, Inc.	30,400	8,512
*	Dyax Corp.	177,149	770,598
* #	Dynacq Healthcare, Inc.	19,951	101,750
* #	Dynavax Technologies Corp.	117,492	730,800
*	Eclipsys Corp.	53,900	1,150,765
* #	Elite Pharmaceuticals, Inc.	64,000	99,200
*	Emageon, Inc.	38,606	89,566
*	Emeritus Corp.	66,851	1,480,081
* #	Emisphere Technologies, Inc.	84,542	153,866
*	Encision, Inc.	2,013	4,268
* #	Encysive Pharmaceuticals, Inc.	172,848	397,550
* #	Endocare, Inc.	8,166	60,265
*	Endologix, Inc.	133,985	423,393
* #	Entremed, Inc.	175,076	159,319
*	Enzo Biochem, Inc.	107,004	1,007,978
* #	Enzon Pharmaceuticals, Inc.	118,200	1,015,338
* #	EP Medsystems, Inc.	14,100	22,842
* #	Epicept Corp.	11,901	11,663
* #	EPIX Pharmaceuticals, Inc.	97,783	298,238
*	eResearch Technology, Inc.	167,069	1,998,145
	Escalon Medical Corp.	3,000	10,140
*	etrials Worldwide, Inc.	41,371	105,496
* #	ev3, Inc.	219,432	1,939,779
*	Exact Sciences Corp.	86,068	168,693
*	Exactech, Inc.	29,897	784,796
*	Exelixis, Inc.	281,150	1,793,737
*	E-Z-EM, Inc.	37,262	774,677
*	Farville, Inc.	10,420	19,902
*	Five Star Quality Care, Inc.	96,500	691,905
* #	Genaera Corp.	3,716	6,317
* #	Genitope Corp.	106,850	71,590
* #	Genomic Health, Inc.	57,056	1,088,058
* #	Genta, Inc.	43,765	20,351
*	Gentiva Health Services, Inc.	79,163	1,706,754
* #	GenVec, Inc.	242,589	276,551
* #	Geron Corp.	208,109	1,023,896
*	Greatbatch, Inc.	63,300	1,352,721
* #	GTC Biotherapeutics, Inc.	51,367	35,957
* #	GTx, Inc.	82,441	1,349,559
*	Haemonetics Corp.	78,447	4,557,771
* #	Halozyme Therapeutics, Inc.	96,600	531,300

26

* #	Hana Biosciences, Inc.	6,554	$5,047
*	Hanger Orthopedic Group, Inc.	53,352	618,350
*	Harvard Bioscience, Inc.	101,036	463,755
*	Health Grades, Inc.	32,799	179,083
*	HealthAxis, Inc.	750	600
*	HealthExtras, Inc.	119,940	3,304,347
* #	HEALTHSOUTH Corp.	152,482	2,451,911
*	Healthspring, Inc.	120,470	2,114,249
*	HealthStream, Inc.	70,972	214,335
*	HealthTronics, Inc.	100,136	365,496
* #	Healthways, Inc.	82,200	2,823,570
* #	Hemispherx Biopharma, Inc.	173,100	143,673
*	Hi-Tech Pharmacal Co., Inc.	34,325	382,381
*	HMS Holdings Corp.	68,234	1,866,882
*	Hollis-Eden Pharmaceuticals, Inc.	76,053	143,740
	Hooper Holmes, Inc.	221,494	143,971
*	Human Genome Sciences, Inc.	361,508	2,136,512
* #	Hythiam, Inc.	66,090	202,235
*	Icagen, Inc.	5,800	10,150
*	ICU Medical, Inc.	41,450	1,112,518
*	Idenix Pharmaceuticals, Inc.	16,842	91,452
* #	Idera Pharmaceuticals, Inc.	62,058	634,233
* #	IDM Pharma, Inc.	17,739	39,026
*	I-Flow Corp.	68,500	965,165
*	Immtech International, Inc.	42,717	34,174
*	Immucor, Inc.	119,529	3,561,964
* #	Immunicon Corp.	82,243	88,822
*	ImmunoGen, Inc.	125,253	372,001
* #	Immunomedics, Inc.	188,800	466,336
*	IMPATH Bankruptcy Liquidating Trust	21,200	36,358
	Impax Laboratories, Inc.	123,844	1,273,116
*	Implant Sciences Corp.	37,100	55,650
* #	Incyte Corp.	241,715	2,395,396
*	Indevus Pharmaceuticals, Inc.	204,990	1,016,750
*	Infinity Pharmaceuticals, Inc.	59,884	449,130
*	Inhibitex, Inc.	30,600	24,786
* #	Inovio Biomedical Corp.	120,190	110,575
*	Insite Vision, Inc.	9,715	7,383
* #	Insmed, Inc.	35,318	27,548
*	Inspire Pharmaceuticals, Inc.	137,320	616,567
* #	Integra LifeSciences Holdings	79,758	3,305,172
*	IntegraMed America, Inc.	25,260	256,136
* #	Interleukin Genetics, Inc.	42,433	62,377
* #	InterMune, Inc.	98,500	1,386,880
*	Interpharm Holdings, Inc.	59,000	9,735
* #	Introgen Therapeutics, Inc.	123,093	353,277
	Invacare Corp.	85,400	2,131,584
*	Inventiv Health, Inc.	83,677	2,660,929
*	Iridex Corp.	24,249	77,597
*	IRIS International, Inc.	55,624	626,882
* #	Isis Pharmaceuticals, Inc.	251,513	3,621,787
* #	Isolagen, Inc.	114,700	71,114
*	IsoRay, Inc.	4,000	4,320
*	Ista Pharmaceuticals, Inc.	91,545	383,574
* #	I-Trax, Inc.	119,811	479,244

27

*	IVAX Diagnostics, Inc.	15,500	$8,990
* #	Javelin Pharmaceuticals, Inc.	119,300	344,777
* #	Kendle International, Inc.	42,903	1,922,483
*	Kensey Nash Corp.	33,602	912,294
* #	Keryx Biopharmaceuticals, Inc.	123,650	710,988
	Kewaunee Scientific Corp.	3,357	59,385
*	Kindred Healthcare, Inc.	130,878	2,760,217
* #	Kosan Biosciences, Inc.	141,449	281,484
* #	K-V Pharmaceutical Co. Class A	105,848	2,658,902
*	K-V Pharmaceutical Co. Class B	19,375	484,375
*	La Jolla Pharmaceutical Co.	113,751	283,240
	Landauer, Inc.	26,200	1,252,360
*	Langer, Inc.	8,100	16,524
*	Lannet Co., Inc.	76,065	228,195
#	LCA-Vision, Inc.	59,928	825,808
*	Lexicon Pharmaceuticals, Inc.	267,710	497,941
*	LHC Group, Inc.	43,643	741,931
* #	Lifecell Corp.	99,220	4,003,527
*	Lifecore Biomedical, Inc.	44,190	743,718
#	Ligand Pharmaceuticals, Inc. Class B	190,500	645,795
*	Lipid Sciences, Inc.	62,830	32,043
* #	Luminex Corp.	86,443	1,504,973
*	Magellan Health Services, Inc.	92,701	4,016,734
*	Magyar Bancorp, Inc.	1,800	19,116
* #	Mannkind Corp.	139,493	986,216
* #	Martek Biosciences Corp.	98,720	2,829,315
*	Matria Healthcare, Inc.	65,871	1,654,680
* #	Matrixx Initiatives, Inc.	28,775	417,238
*	Maxygen, Inc.	111,352	714,880
*	Medarex, Inc.	344,765	3,206,315
*	MedCath Corp.	60,549	1,262,447
*	Medical Action Industries, Inc.	46,340	872,119
*	Medical Staffing Network Holdings, Inc.	74,400	412,920
	Medicis Pharmaceutical Corp. Class A	132,800	2,723,728
* #	Medivation, Inc.	55,414	887,178
*	MEDTOX Scientific, Inc.	23,945	382,881
*	Memory Pharmaceuticals Corp.	151,207	96,772
*	Memry Corp.	83,300	108,290
#	Mentor Corp.	68,470	2,030,820
* #	Merge Technologies, Inc.	64,793	34,340
	Meridian Bioscience, Inc.	113,134	3,877,102
*	Merit Medical Systems, Inc.	77,876	1,234,335
*	Metabasis Therapeutics, Inc.	97,817	187,809
*	Metropolitan Health Networks, Inc.	142,700	336,772
* #	Micromet, Inc.	49,831	69,265
* #	Micrus Endovascular Corp.	33,198	469,752
* #	MiddleBrook Pharmaceuticals, Inc.	85,601	361,236
* #	Milestone Scientific, Inc.	17,200	16,770
* #	Minrad International, Inc.	160,286	373,466
* #	Molina Healthcare, Inc.	75,700	2,395,905
* #	Momenta Pharmaceuticals, Inc.	67,547	686,278
* #	Monogram Biosciences, Inc.	285,665	417,071
*	MTS Medication Technologies	19,492	242,675
*	MWI Veterinary Supply, Inc.	28,360	987,779
* #	Myriad Genetics, Inc.	141,645	5,243,698

28

*	MZT Holdings, Inc.	14,852	$1,337
* #	Nabi Biopharmaceuticals	185,850	719,240
* #	Nanogen, Inc.	94,714	56,828
* #	Nastech Pharmaceutical Co., Inc.	68,033	157,156
*	National Dentex Corp.	5,917	82,779
#	National Healthcare Corp.	34,108	1,591,479
*	National Medical Health Card Systems, Inc.	15,549	162,332
	National Research Corp.	13,963	362,479
*	Natus Medical, Inc.	62,300	1,183,077
* #	Nektar Therapeutics	220,283	1,530,967
*	Neogen Corp.	40,256	1,086,509
*	Neopharm, Inc.	83,817	51,128
*	Neose Technologies, Inc.	137,143	71,452
	Nephros, Inc.	1,275	1,186
*	Neurobiological Technologies, Inc.	385	1,005
*	Neurocrine Biosciences, Inc.	135,000	676,350
* #	Neurogen Corp.	128,649	204,552
*	Neurometric, Inc.	31,830	77,347
*	Nighthawk Radiology Holdings, Inc.	66,509	759,533
* #	NitroMed, Inc.	119,157	132,264
*	NMT Medical, Inc.	40,499	161,591
*	North American Scientific, Inc.	34,470	13,443
* #	Northfield Laboratories, Inc.	80,185	83,392
* #	Northstar Neuroscience, Inc.	53,275	83,642
*	Novacea, Inc.	16,560	45,043
* #	NovaMed, Inc.	68,461	274,529
*	Novavax, Inc.	193,471	541,719
*	Noven Pharmaceuticals, Inc.	72,228	979,412
*	NOVT Corp.	6,450	14,738
* #	NPS Pharmaceuticals, Inc.	134,020	530,719
*	Nutraceutical International Corp.	32,881	418,904
* #	Nutrition 21, Inc.	500	285
*	NuVasive, Inc.	101,952	3,929,230
*	Nuvelo, Inc.	153,281	255,979
*	NxStage Medical, Inc.	89,205	528,094
*	Occulogix, Inc.	6,200	503
*	Odyssey Healthcare, Inc.	98,300	859,142
*	Omnicell, Inc.	83,173	1,580,287
*	Omrix Biopharmaceuticals, Inc.	40,400	975,660
* #	Onyx Pharmaceuticals, Inc.	29,153	796,460
* #	Opexa Therapeutics, Inc.	1,600	2,528
*	OraSure Technologies, Inc.	128,350	916,419
*	Orchid Cellmark, Inc.	88,489	406,165
*	Ore Pharmaceuticals, Inc.	83,372	56,276
*	Orthologic Corp.	103,463	108,636
* #	Oscient Pharmaceuticals Corp.	33,498	68,001
*	Osteotech, Inc.	52,239	228,284
	Owens & Minor, Inc.	124,900	5,366,953
*	Oxigene, Inc.	93,567	177,777
* #	Pain Therapeutics, Inc.	122,622	1,033,703
* #	PainCare Holdings, Inc.	122,196	9,165
*	Palatin Technologies, Inc.	144,718	54,993
* #	Palomar Medical Technologies, Inc.	54,994	731,970
* #	Panacos Pharmaceuticals, Inc.	139,664	96,368
*	Par Pharmaceutical Companies, Inc.	99,800	1,765,462

29

*	Parexel International Corp.	81,962	$4,503,812
*	PDI, Inc.	43,259	340,448
* #	Penwest Pharmaceuticals Co.	69,500	214,060
*	Pharmacopia, Inc.	25,050	92,184
* #	Pharmacyclics, Inc.	63,401	73,545
*	Pharmanet Development Group, Inc.	52,518	1,514,094
*	PharMerica Corp.	50,210	739,091
*	Pharmion Corp.	28	2,005
*	Phase Forward, Inc.	57,669	918,667
*	PHC, Inc.	8,261	22,387
*	PhotoMedex, Inc.	53,717	60,163
*	Pipex Pharmaceuticals, Inc.	9,851	11,821
*	Possis Medical, Inc.	50,054	972,049
* #	Pozen, Inc.	83,667	1,019,901
* #	Progenics Pharmaceuticals, Inc.	73,000	1,116,900
*	Prospect Medical Holdings, Inc.	18,500	68,080
*	Providence Service Corp.	32,753	923,307
*	ProxyMed, Inc.	40,279	76,127
*	PSS World Medical, Inc.	186,900	3,270,750
	Psychemedics Corp.	14,625	241,313
* #	Psychiatric Solutions, Inc.	103,913	2,939,699
*	QuadraMed Corp.	134,211	261,711
*	Questcor Pharmaceuticals, Inc.	129,412	582,354
*	Quidel Corp.	91,235	1,498,991
* #	Quigley Corp.	27,442	145,443
*	RadNet, Inc.	69,127	560,620
*	Regeneron Pharmaceuticals, Inc.	176,237	3,484,205
*	RegeneRx Biopharmaceuticals, Inc.	16,060	16,060
*	RehabCare Group, Inc.	53,000	1,060,000
*	Renovis, Inc.	90,336	214,096
*	Repligen Corp.	88,638	468,895
* #	Repros Therapeutics, Inc.	37,170	311,485
*	Res-Care, Inc.	77,930	1,678,612
*	Retractable Technologies, Inc.	11,000	16,500
* #	Rigel Pharmaceuticals, Inc.	71,522	1,417,566
* #	Rochester Medical Corp.	26,138	268,176
*	Rockwell Medical Technologies, Inc.	8,441	53,685
*	Rotech Healthcare, Inc.	12,574	5,658
*	RTI Biologics, Inc.	89,234	767,412
*	Rural/Metro Corp.	12,052	32,540
* #	Salix Pharmaceuticals, Ltd.	139,257	939,985
* #	Sangamo BioSciences, Inc.	103,397	1,209,745
*	Santarus, Inc.	155,265	279,477
* #	Savient Pharmaceuticals, Inc.	155,946	3,536,855
*	SciClone Pharmaceuticals, Inc.	142,976	285,952
*	Sciele Pharma, Inc.	99,619	2,062,113
*	SCOLR Pharma, Inc.	25,800	33,282
*	Seattle Genetics, Inc.	157,435	1,415,341
*	Senesco Technologies, Inc.	15,300	12,240
* #	Senomyx, Inc.	84,798	576,626
*	Sequenom, Inc.	103,058	720,375
*	SeraCare Life Sciences, Inc.	42,521	223,235
*	SGX Pharmaceuticals, Inc.	7,200	28,584
* #	Signalife, Inc.	3,100	2,201
* #	Sirona Dental Systems, Inc.	62,418	1,623,492

30

*	Somanetics Corp.	38,279	$1,063,773
* #	Somaxon Pharmaceuticals, Inc.	27,878	134,093
*	Sonic Innovations, Inc.	85,084	359,905
* #	SonoSite, Inc.	46,645	1,372,762
*	Sonus Pharmaceuticals, Inc.	4,550	2,139
	Span-American Medical System, Inc.	9,292	114,849
*	Spectranetics Corp.	84,472	760,248
*	Spectrum Pharmaceuticals, Inc.	82,008	212,401
*	SRI/Surgical Express, Inc.	12,700	53,213
*	Staar Surgical Co.	75,100	174,232
* #	StemCells, Inc.	235,825	356,096
* #	Stereotaxis, Inc.	95,609	551,664
	Steris Corp.	175,100	4,310,962
*	Strategic Diagnostics, Inc.	64,014	277,821
*	Sun Healthcare Group, Inc.	120,692	1,779,000
*	Sunesis Pharmaceuticals, Inc.	10,542	14,759
*	SunLink Health Systems, Inc.	1,048	6,655
*	Sunrise Senior Living, Inc.	131,030	3,587,601
* #	SuperGen, Inc.	176,232	484,638
* #	SurModics, Inc.	54,092	2,389,244
*	Symmetry Medical, Inc.	87,200	1,552,160
*	Synovis Life Technologies, Inc.	35,439	626,562
*	Targacept, Inc.	100	791
* #	Telik, Inc.	145,638	365,551
* #	Tercica, Inc.	109,738	663,915
*	The Medicines Co.	160,792	3,096,854
*	Theragenics Corp.	96,500	374,420
*	Theravance, Inc.	61,441	1,010,704
*	Third Wave Technologies, Inc.	118,973	948,215
*	Thoratec Corp.	147,043	2,133,594
*	Threshold Pharmaceuticals, Inc.	62,403	28,705
* #	Titan Pharmaceuticals, Inc.	125,683	144,535
*	TLC Vision Corp.	8,560	20,202
*	Torreypines Therapeutics, Inc.	1,446	2,762
* #	Trimeris, Inc.	62,478	375,493
*	TriZetto Group, Inc.	137,713	2,688,158
*	U.S. Physical Therapy, Inc.	33,641	445,743
* #	United Therapeutics Corp.	69,758	5,871,531
*	Urologix, Inc.	44,142	48,998
* #	Uroplasty, Inc.	24,291	91,091
	Utah Medical Products, Inc.	13,223	395,500
#	Valeant Pharmaceuticals International	262,887	3,614,696
*	Vanda Pharmaceuticals, Inc.	20,650	94,164
*	Varian, Inc.	80,699	4,369,851
*	Vascular Solutions, Inc.	45,239	281,387
*	Vaxgen, Inc.	36,200	20,996
* #	Vermillion, Inc.	71,088	37,677
*	Via Pharmaceuticals, Inc.	102	296
*	Vical, Inc.	113,923	434,047
* #	ViroPharma, Inc.	195,274	1,788,710
*	Vision-Sciences, Inc.	4,525	13,937
*	VistaCare, Inc.	48,445	415,174
* #	Vital Images, Inc.	48,092	762,739
	Vital Signs, Inc.	36,740	1,868,229
* #	Vivus, Inc.	166,165	973,727

31

*	Vnus Medical Technologies	24,658	$460,858
*	Volcano Corp.	29,767	364,943
	West Pharmaceutical Services, Inc.	91,700	3,787,210
* #	Wright Medical Group, Inc.	99,926	2,630,052
*	Xenoport, Inc.	70,751	3,620,329
	Young Innovations, Inc.	3,462	73,879
*	Zila, Inc.	83,729	46,888
*	Zoll Medical Corp.	56,424	1,403,829
* #	Zymogenetics, Inc.	194,614	1,944,194
Total Health Care			412,172,572

Industrials — (13.4%)
* #	3-D Systems Corp.	54,136	782,807
*	A. T. Cross Co. Class A	32,752	255,466
	A.O. Smith Corp.	64,250	2,340,628
	AAON, Inc.	54,083	892,910
*	AAR Corp.	118,483	3,067,525
	ABM Industries, Inc.	139,789	2,776,210
*	ABX Air, Inc.	175,716	537,691
*	Acco Brands Corp.	154,029	2,136,382
*	Accuride Corp.	75,400	544,388
	Aceto Corp.	72,575	508,751
*	Active Power, Inc.	141,686	255,035
#	Actuant Corp.	156,556	4,208,225
	Acuity Brands, Inc.	22,529	1,000,513
#	Administaff, Inc.	83,300	2,054,178
*	AeroCentury Corp.	800	12,800
*	Aerosonic Corp.	10,400	51,480
*	AirNet Systems, Inc.	20,900	37,620
*	Airtran Holdings, Inc.	265,329	1,915,675
*	Alabama Aircraft Industries	2,150	6,880
	Alamo Group, Inc.	27,905	517,359
* #	Alaska Air Group, Inc.	117,407	2,864,731
	Albany International Corp. Class A	74,525	2,558,443
* #	Allied Defense Group, Inc.	17,800	132,610
*	Amerco, Inc.	31,049	1,617,963
	American Ecology Corp.	57,950	1,443,535
*	American Locker Group, Inc.	300	1,169
*	American Reprographics Co.	91,375	1,478,448
#	American Science & Engineering, Inc.	26,300	1,424,408
* #	American Superconductor Corp.	103,499	2,338,042
#	American Woodmark Corp.	45,822	869,702
	Ameron International Corp.	25,302	2,792,582
	Ampco-Pittsburgh Corp.	30,315	1,147,726
#	Amrep Corp.	20,070	746,604
	Angelica Corp.	30,899	511,378
*	APAC Customer Services, Inc.	164,301	182,374
	Apogee Enterprises, Inc.	81,011	1,246,759
* #	Applied Energetics, Inc.	248,886	584,882
	Applied Industrial Technologies, Inc.	102,825	2,842,083
	Applied Signal Technologies, Inc.	38,237	455,020
*	Argon ST, Inc.	63,425	1,030,656
	Arkansas Best Corp.	68,300	1,824,293
*	Arotech Corp.	37,820	72,236
	Art’s-Way Manufacturing Co., Inc.	200	3,452

32

*	Astec Industries, Inc.	62,395	$2,362,275
*	Astronics Corp.	23,286	459,899
*	Atlas Air Worldwide Holding, Inc.	77,065	3,899,489
*	Avalon Holding Corp. Class A	4,950	26,829
*	Axsys Technologies, Inc.	34,573	1,521,212
*	AZZ, Inc.	37,400	1,324,708
	Badger Meter, Inc.	41,895	1,599,132
*	Baker (Michael) Corp.	25,400	731,520
	Baldor Electric Co.	122,833	3,521,622
*	Baldwin Technology Co., Inc. Class A	28,039	73,182
#	Barnes Group, Inc.	154,669	3,517,173
#	Barrett Business Services, Inc.	34,726	562,561
*	Beacon Roofing Supply, Inc.	14,400	123,264
	Belden, Inc.	47,500	1,866,750
* #	Blount International, Inc.	137,000	1,634,410
#	BlueLinx Holdings, Inc.	70,000	380,800
	Bowne & Co., Inc.	68,860	913,772
	Brady Co. Class A	31,076	950,304
*	Breeze-Eastern Corp.	17,091	187,232
#	Briggs & Stratton Corp.	141,200	2,523,244
*	BTU International, Inc.	28,642	307,042
* #	Builders FirstSource, Inc.	105,846	701,759
*	Butler International, Inc.	8,000	9,120
#	C&D Technologies, Inc.	84,668	462,287
*	Cano Petroleum, Inc.	81,718	535,253
* #	Capstone Turbine Corp.	292,200	531,804
	Cascade Corp.	35,700	1,599,360
*	Casella Waste Systems, Inc. Class A	76,289	754,498
* #	CBIZ, Inc.	206,495	1,837,806
	CDI Corp.	57,200	1,301,300
*	CECO Environmental Corp.	35,213	319,734
*	Celadon Group, Inc.	68,301	614,709
* #	Cenveo, Inc.	153,300	2,305,632
* #	Ceradyne, Inc.	77,636	2,415,256
	Champion Industries, Inc.	29,129	153,801
*	Channell Commercial Corp.	7,000	10,360
*	Chart Industries, Inc.	54,997	1,886,947
	Chase Corp.	24,379	575,344
	Chicago Rivet & Machine Co.	200	5,020
	CIRCOR International, Inc.	45,390	2,067,515
	Clarcor, Inc.	146,600	5,248,280
*	Clean Harbors, Inc.	58,564	3,602,857
*	Columbus McKinnon Corp.	53,995	1,546,417
*	Comforce Corp.	8,877	23,524
	Comfort Systems USA, Inc.	116,319	1,384,196
*	Commercial Vehicle Group, Inc.	65,056	608,924
*	Competitive Technologies, Inc.	25,772	45,101
	CompX International, Inc.	5,400	44,928
*	COMSYS IT Partners, Inc.	58,256	548,772
*	Conrad Industries, Inc.	6,900	95,358
* #	Consolidated Graphics, Inc.	38,682	2,057,496
	Con-way, Inc.	51,982	2,355,304
*	Cornell Companies, Inc.	33,100	688,811
*	Corrpro Companies, Inc.	6,875	9,625
* #	CoStar Group, Inc.	54,783	2,274,590

33

*	Covenant Transport Group Class A	29,155	$229,450
*	CPI Aerostructures, Inc.	14,666	123,781
*	CRA International, Inc.	33,600	1,276,128
	Cubic Corp.	76,295	1,950,863
	Curtiss-Wright Corp.	121,900	5,127,114
	Deluxe Corp.	172,530	3,593,800
*	Devcon International Corp.	3,500	8,225
	Diamond Management & Technology Consultants, Inc.	94,450	560,089
*	Distributed Energy Systems Corp.	95,450	47,735
* #	Document Securities Systems, Inc.	45,540	204,930
*	Dollar Thrifty Automotive Group, Inc.	67,500	969,300
* #	Double Eagle Petroleum Co.	6,683	113,076
*	Ducommun, Inc.	30,296	840,108
*	DXP Enterprises, Inc.	15,400	575,652
*	Dynamex, Inc.	31,816	735,586
	Dynamic Materials Corp.	34,950	1,991,801
#	Eagle Bulk Shipping, Inc.	121,867	3,245,318
*	Eagle Test Systems, Inc.	16,504	172,797
	Eastern Co.	19,660	332,254
	Ecology & Environment, Inc. Class A	2,100	24,570
	Electro Rent Corp.	72,456	940,479
*	EMCOR Group, Inc.	157,400	3,791,766
#	Encore Wire Corp.	66,069	1,106,656
* #	Energy Conversion Devices, Inc.	115,260	3,062,458
* #	Energy Focus, Inc.	33,400	169,338
*	EnerSys	135,500	3,115,145
* #	ENGlobal Corp.	79,900	738,276
	Ennis, Inc.	72,600	1,158,696
*	EnPro Industries, Inc.	57,000	1,683,210
*	Environmental Tectonics Corp.	7,400	13,690
*	ESCO Technologies, Inc.	74,100	2,449,746
	Espey Manufacturing & Electronics Corp.	4,774	103,596
*	Esterline Technologies Corp.	73,200	3,835,680
*	Evercel, Inc.	466	555
* #	Evergreen Solar, Inc.	213,227	2,049,111
* #	Exide Technologies	27,592	281,990
*	Exponent, Inc.	42,910	1,248,681
* #	ExpressJet Holdings, Inc.	152,700	371,061
	Federal Signal Corp.	137,000	1,653,590
* #	First Advantage Corp.	28,626	569,371
* #	First Aviation Services, Inc.	6,000	8,100
* #	Flanders Corp.	74,297	468,071
*	Flow International Corp.	101,278	746,419
*	FLYi, Inc.	97	—
*	Fortune Industries, Inc.	454	1,090
	Forward Air Corp.	86,900	2,550,515
#	Franklin Electric Co., Inc.	65,020	2,144,360
	Freightcar America, Inc.	26,900	1,078,152
* #	Frontier Airlines Holdings, Inc.	84,304	247,011
	Frozen Food Express Industries, Inc.	50,882	352,103
*	FTI Consulting, Inc.	30	1,905
* #	FuelCell Energy, Inc.	188,825	1,351,987
*	Furmanite Corp.	100,570	1,104,259
	G & K Services, Inc. Class A	61,302	2,345,415
*	Gardner Denver Machinery, Inc.	42,176	1,556,716

34

	GATX Corp.	20,990	$755,220
*	Gehl Co.	35,350	566,661
#	Gencorp, Inc.	162,611	1,691,154
	General Employment Enterprises, Inc.	4,817	6,864
*	Genesee & Wyoming, Inc.	108,675	3,368,925
*	GeoEye, Inc.	35,498	1,072,395
*	GeoPetro Resources Co.	961	2,854
*	Global Cash Access, Inc.	116,200	612,374
*	Global Payment Technologies, Inc.	3,600	1,116
	Gorman-Rupp Co.	47,868	1,306,796
*	GP Strategies Corp.	48,452	453,026
*	Graftech International, Ltd.	289,900	4,644,198
	Graham Corp.	4,225	162,578
	Greenbrier Companies, Inc.	49,200	1,292,976
*	Griffon Corp.	85,280	754,728
	Hardinge, Inc.	31,360	389,178
*	Hawaiian Holdings, Inc.	139,175	723,710
#	Healthcare Services Group, Inc.	121,163	2,396,604
#	Heartland Express, Inc.	277,941	3,885,615
	Heico Corp.	61,600	2,698,080
	Heico Corp. Class A	43,263	1,574,341
#	Heidrick & Struggles International, Inc.	50,907	1,742,547
*	Henry Bros. Electronics, Inc.	13,944	66,792
*	Herley Industries, Inc.	39,662	475,547
#	Herman Miller, Inc.	69,970	2,087,205
*	Hexcel Corp.	258,613	5,221,396
*	Hill International, Inc.	90,932	1,159,383
*	Hirsch International Corp. Class A	3,200	5,984
	Hi-Shear Technology Corp.	21,962	247,073
#	HNI Corp.	77,459	2,289,688
#	Horizon Lines, Inc. Class A	70,596	1,423,921
*	HQ Sustainable Maritime Industries, Inc.	5,000	66,500
*	Hub Group, Inc. Class A	111,376	3,340,166
*	Hudson Highland Group, Inc.	75,100	559,495
*	Hudson Technologies, Inc.	3,900	5,304
*	Hurco Companies, Inc.	18,760	829,567
*	Huron Consulting Group, Inc.	38,410	2,038,035
*	Huttig Building Products, Inc.	65,980	196,620
*	ICT Group, Inc.	45,473	390,613
*	II-VI, Inc.	84,004	2,750,291
	IKON Office Solutions, Inc.	312,160	2,222,579
*	Industrial Distribution Group, Inc.	23,806	232,823
*	Innotrac Corp.	16,000	54,400
* #	Innovative Solutions & Support, Inc.	50,930	460,917
* #	Insituform Technologies, Inc. Class A	77,119	1,077,352
	Insteel Industries, Inc.	50,900	548,193
*	Integrated Electrical Services, Inc.	45,733	789,352
* #	InterDigital, Inc.	142,197	2,472,806
*	Interline Brands, Inc.	64,930	1,153,806
*	International Shipholding Corp.	10,800	205,848
*	Intersections, Inc.	50,270	411,711
* #	JetBlue Airways Corp.	55,068	300,121
*	JPS Industries, Inc.	8,700	52,635
*	Kadant, Inc.	30,780	772,578
	Kaman Corp. Class A	70,600	1,694,400

35

#	Kaydon Corp.	78,212	$3,340,435
	Kelly Services, Inc. Class A	87,766	1,685,985
*	Kenexa Corp.	70,109	1,420,408
*	Key Technology, Inc.	14,402	508,535
*	Kforce, Inc.	113,255	968,330
* #	Kirby Corp.	100	4,508
#	Knight Transportation, Inc.	238,279	3,524,146
	Knoll, Inc.	97,400	1,371,392
*	Korn/Ferry International	122,020	2,057,257
*	K-Tron International, Inc.	8,584	1,002,010
*	L.B. Foster Co. Class A	9,200	389,712
	L.S. Starrett Co. Class A	6,700	116,848
*	LaBarge, Inc.	45,910	598,666
*	Ladish Co., Inc.	41,600	1,485,120
	Lawson Products, Inc.	22,494	571,348
*	Layne Christensen Co.	44,028	1,762,881
*	Learning Tree International, Inc.	50,681	682,166
*	LECG Corp.	73,900	702,050
*	LGL Group, Inc.	4,660	47,299
#	Lindsay Corp.	34,200	2,688,804
*	LMI Aerospace, Inc.	33,541	638,285
	LSI Industries, Inc.	59,670	793,014
*	Lydall, Inc.	36,100	367,859
*	M&F Worldwide Corp.	55,800	2,066,274
*	Mac-Gray Corp.	25,646	296,468
*	Magnetek, Inc.	93,178	317,737
*	MAIR Holdings, Inc.	51,616	220,916
*	Marten Transport, Ltd.	60,882	882,180
	Maxco, Inc.	3,000	9,825
	McGrath Rentcorp.	72,714	1,522,631
*	Meadow Valley Corp.	2,300	22,839
*	Media Sciences International, Inc.	2,800	9,800
* #	Medialink Worldwide, Inc.	20,206	45,464
*	Merrimac Industries, Inc.	2,960	21,134
*	Mesa Air Group, Inc.	102,335	247,651
*	Metalline Mining Co.	7,345	17,775
	Met-Pro Corp.	42,138	458,040
*	MFRI, Inc.	19,687	318,929
* #	Microvision, Inc.	135,419	341,256
* #	Middleby Corp.	37,974	2,582,232
* #	Milacron, Inc.	14,030	41,389
* #	Millennium Cell, Inc.	39,488	8,292
*	Miller Industries, Inc.	34,580	399,745
	Mine Safety Appliances Co.	103,000	4,131,330
*	Misonix, Inc.	21,400	90,950
* #	Mobile Mini, Inc.	98,930	1,841,087
*	Modtech Holdings, Inc.	49,050	23,544
*	Moog, Inc. Class A	102,846	4,220,800
*	Moog, Inc. Class B	5,250	217,350
*	MTC Technologies, Inc.	48,178	1,141,819
	Mueller Industries, Inc.	102,145	2,934,626
#	Mueller Water Products, Inc.	36,500	294,190
#	Mueller Water Products, Inc. Class B	40,100	349,271
	Multi-Color Corp.	35,280	762,754
*	M-Wave, Inc.	575	316

36

	NACCO Industries, Inc. Class A	5,700	$461,985
*	Nashua Corp.	7,100	81,650
*	National Patent Development Corp.	13,860	33,264
*	National Technical Systems, Inc.	20,700	128,754
*	Navigant Consulting, Inc.	152,300	2,484,013
*	NCI Building Systems, Inc.	54,100	1,641,394
	Nordson Corp.	96,650	4,966,844
* #	North America Galvanizing & Coatings, Inc.	34,443	194,947
*	NuCo2, Inc.	46,300	1,279,269
* #	Odyssey Marine Exploration, Inc.	140,567	688,778
*	Old Dominion Freight Line, Inc.	103,422	2,818,250
	Omega Flex, Inc.	24,600	369,000
*	On Assignment, Inc.	107,814	667,369
*	Orbit International Corp.	1,977	15,796
*	Orbital Sciences Corp.	170,552	3,692,451
*	P.A.M. Transportation Services, Inc.	29,819	432,376
*	Paragon Technologies, Inc.	9,200	56,626
*	Park-Ohio Holdings Corp.	31,335	647,694
*	Patrick Industries, Inc.	8,995	70,791
*	Patriot Transportation Holding, Inc.	9,421	730,316
*	Peerless Manufacturing Co.	17,106	555,945
*	Perini Corp.	73,400	2,751,032
*	PHH Corp.	139,700	2,827,528
*	Pike Electric Corp.	53,400	690,462
* #	Pinnacle Airlines Corp.	64,200	719,682
*	Plug Power, Inc.	195,043	587,079
*	Point Blank Solutions, Inc.	116,800	442,672
	Portec Rail Products, Inc.	18,625	196,121
*	Powell Industries, Inc.	33,383	1,272,560
*	Power-One, Inc.	268,380	697,788
#	Preformed Line Products Co.	10,107	477,050
* #	Protection One, Inc.	9,315	81,599
	Providence & Worcester Railroad Co.	3,900	76,635
*	Quality Distribution, Inc.	57,500	176,525
	Quipp, Inc.	1,400	5,355
	Quixote Corp.	25,340	356,027
#	Raven Industries, Inc.	51,630	1,511,726
*	RBC Bearings, Inc.	42,375	1,423,800
*	RCM Technologies, Inc.	36,854	195,695
#	Regal-Beloit Corp.	88,304	3,260,184
*	Republic Airways Holdings, Inc.	123,334	2,411,180
	Resources Connection, Inc.	137,136	2,207,890
#	Robbins & Myers, Inc.	101,100	3,442,455
	Rollins, Inc.	306,575	5,411,049
*	Rush Enterprises, Inc. Class A	73,216	1,085,061
*	Rush Enterprises, Inc. Class B	26,250	387,975
*	Saia, Inc.	33,054	477,630
	Schawk, Inc.	73,460	1,156,995
*	School Specialty, Inc.	59,658	1,820,762
*	Schuff International, Inc.	6,700	180,900
	Servidyne, Inc.	330	2,059
	Servotronics, Inc.	3,100	59,985
*	SIFCO Industries, Inc.	18,330	248,555
*	Simclar, Inc.	6,300	25,704
#	Simpson Manufacturing Co., Inc.	133,541	3,199,642

37

	Skywest, Inc.	171,073	$3,784,135
*	SL Industries, Inc.	10,946	216,731
*	SmartPros, Ltd.	10,300	58,195
*	SPACEHAB, Inc.	1,822	1,603
*	Sparton Corp.	8,593	41,075
*	Spherion Corp.	139,620	904,738
*	Spherix, Inc.	46,095	49,322
* #	Spire Corp.	24,326	387,513
*	Standard Parking Corp.	54,871	1,114,979
	Standard Register Co.	70,400	601,920
	Standex International Corp.	35,700	678,657
*	Sterling Construction Co., Inc.	30,600	615,366
	Sun Hydraulics, Inc.	45,203	982,261
*	Superior Essex, Inc.	56,618	1,606,819
	Supreme Industries, Inc.	15,608	91,931
* #	Synutra International, Inc.	10,986	295,194
	Sypris Solutions, Inc.	52,947	254,675
*	SYS Technologies	39,525	85,769
	TAL International Group, Inc.	65,150	1,359,681
*	Taleo Corp. Class A	47,682	908,819
* #	Taser International, Inc.	178,500	2,011,695
*	Team, Inc.	43,700	1,332,413
*	TeamStaff, Inc.	17,700	12,390
	Tech/Ops Sevcon, Inc.	9,755	76,089
	Technology Research Corp.	17,950	52,414
	Tecumseh Products Co. Class A	36,840	780,271
*	Teledyne Technologies, Inc.	100,500	4,462,200
	Tennant Co.	52,000	1,876,160
*	Tetra Tech, Inc.	160,796	3,034,221
*	The Advisory Board Co.	59,897	3,328,476
*	The Geo Group, Inc.	142,900	3,814,001
	Thomas Group, Inc.	8,400	28,644
#	Titan International, Inc.	74,900	2,545,851
	Todd Shipyards Corp.	18,801	317,361
#	Toro Co.	10,600	510,708
*	Trailer Bridge, Inc.	8,400	90,132
*	TransDigm Group, Inc.	15,900	617,874
*	TRC Companies, Inc.	57,796	293,026
	Tredegar Industries, Inc.	91,191	1,441,730
* #	Trex Co., Inc.	44,700	348,660
	Triumph Group, Inc.	43,975	2,488,545
*	TRM Corp.	53,100	16,992
*	TrueBlue, Inc.	147,800	1,846,022
*	Tufco Technologies, Inc.	4,700	30,221
* #	TurboChef Technologies, Inc.	87,238	741,523
	Twin Disc, Inc.	33,180	672,227
*	U.S. Home Systems, Inc.	26,949	121,001
	UAP Holding Corp.	150,300	5,786,550
* #	Ultralife Batteries, Inc.	43,430	612,797
* #	United Stationers, Inc.	79,909	3,944,308
	Universal Forest Products, Inc.	52,405	1,455,811
*	Universal Security Instruments, Inc.	7,249	47,336
*	Universal Truckload Services, Inc.	20,917	390,730
*	UQM Technologies, Inc.	81,800	178,324
*	USA Truck, Inc.	30,535	405,199

38

* #	Valence Technology, Inc.	19,099	$70,093
	Valmont Industries, Inc.	64,850	5,181,515
*	Valpey Fisher Corp.	4,045	19,214
*	Veri-Tek International Corp.	6,890	37,826
*	Versar, Inc.	24,600	146,370
	Viad Corp.	64,799	2,246,581
#	Vicor Corp.	78,212	948,712
*	Volt Information Sciences, Inc.	65,550	1,053,389
	VSE Corp.	15,912	505,206
	Wabash National Corp.	90,200	712,580
	Wabtec Corp.	133,700	4,627,357
	Walter Industries, Inc.	71,465	3,904,133
*	Waste Connections, Inc.	96,050	2,916,078
	Waste Industries USA, Inc.	43,970	1,608,862
#	Watsco, Inc. Class A	67,100	2,549,800
	Watsco, Inc. Class B	1,800	68,418
	Watson Wyatt & Co. Holdings	109,500	5,808,975
#	Watts Water Technologies, Inc.	86,680	2,402,770
*	WCA Waste Corp.	23,195	141,490
#	Werner Enterprises, Inc.	213,184	3,792,543
*	Westaff, Inc.	43,832	177,958
*	Willis Lease Finance Corp.	11,960	148,304
	Woodward Governor Co.	209,836	5,995,015
	WSI Industries, Inc.	1,900	15,105
*	Zareba Systems, Inc.	300	1,188
Total Industrials			468,587,856

Information Technology — (13.9%)
*	3Com Corp.	371,557	1,222,423
* #	8X8, Inc.	16,900	17,745
*	Acacia Research-Acacia Technologies	82,560	539,117
* #	Access Integrated Technologies, Inc.	67,000	158,120
* #	ACI Worldwide, Inc.	104,139	1,839,095
*	Acorn Factor, Inc.	6,600	35,574
*	Actel Corp.	77,235	915,235
*	ActivIdentity Corp.	146,125	448,604
*	Actuate Corp.	184,566	885,917
*	Adaptec, Inc.	351,400	931,210
*	ADC Telecommunications, Inc.	83,242	1,137,918
*	ADDvantage Technologies Group, Inc.	22,174	94,240
*	Adept Technology, Inc.	6,944	63,329
	Adtran, Inc.	220,532	4,062,199
*	Advanced Analogic Technologies, Inc.	135,729	882,239
*	Advanced Energy Industries, Inc.	128,364	1,645,626
* #	Advanced Photonix, Inc.	20,800	31,200
*	Advent Software, Inc.	80,615	3,622,838
*	Aehr Test Systems	18,519	135,189
*	Aetrium, Inc.	32,893	154,268
	Agilysys, Inc.	78,888	999,511
*	Airspan Networks, Inc.	124,100	142,715
* ●	Allen Organ Co.	800	13,032
	Alliance Semiconductor Corp.	47,150	56,580
*	Allied Motion Technologies, Inc.	2,800	13,818
*	American Commercial Lines, Inc.	142,183	2,417,111
	American Software, Inc. Class A	74,349	631,967

39

*	AMIS Holdings, Inc.	292,995	$1,998,226
*	Amkor Technology, Inc.	326,019	3,817,682
* #	Ampex Corp. Class A	5,725	10,591
*	Amtech Systems, Inc.	24,270	302,647
* #	Anadigics, Inc.	168,200	1,184,128
*	Analysts International Corp.	58,605	78,531
*	Anaren, Inc.	50,097	633,226
*	Ansoft Corp.	67,728	1,647,145
*	Answerthink, Inc.	139,433	564,704
*	Apogee Technology, Inc.	3,600	2,160
* #	Applied Digital Solutions, Inc.	173,117	143,687
*	Applied Micro Circuits Corp.	200,114	1,486,847
* #	Ariba, Inc.	220,857	1,970,044
* #	Arris Group, Inc.	377,119	2,168,434
*	Art Technology Group, Inc.	406,364	1,373,510
	ASA International, Ltd.	640	2,832
* #	Ascendia Brands, Inc.	33,995	2,040
*	Aspen Technology, Inc.	279,189	3,126,917
*	Astea International, Inc.	2,800	12,880
	Astro-Med, Inc.	12,764	124,960
*	Asyst Technologies, Inc.	156,000	549,120
* #	Atari, Inc.	26,708	43,801
* #	Atheros Communications	156,996	3,818,143
	Atlantic Tele-Network, Inc.	20,353	625,855
*	Atmel Corp.	62,400	202,800
*	ATMI, Inc.	100,833	2,756,774
*	Authentidate Holding Corp.	97,700	69,367
*	Autobytel, Inc.	132,745	358,412
* #	Avanex Corp.	401,448	325,574
	Avici Systems, Inc.	42,048	322,508
* #	Avid Technology, Inc.	122,163	2,977,112
*	Aviza Technology, Inc.	67,330	62,954
*	Avocent Corp.	137,465	2,299,789
*	Aware, Inc.	78,492	313,183
*	Axcelis Technologies, Inc.	307,496	1,768,102
*	Axesstel, Inc.	35,283	9,526
*	AXS-One, Inc.	74,600	32,824
*	AXT, Inc.	98,090	541,457
* #	Bankrate, Inc.	56,957	2,407,003
*	BearingPoint, Inc.	586,461	950,067
	Bel Fuse, Inc. Class A	8,510	266,703
	Bel Fuse, Inc. Class B	27,943	762,006
*	Bell Industries, Inc.	8,500	6,800
*	Bell Microproducts, Inc.	94,771	317,483
*	Benchmark Electronics, Inc.	192,292	3,230,506
*	Bitstream, Inc.	7,200	38,160
	Black Box Corp.	47,702	1,478,762
	Blackbaud, Inc.	82,580	2,158,641
*	Blackboard, Inc.	90,064	2,591,141
*	Blonder Tongue Laboratories, Inc.	9,200	15,272
*	Blue Coat Systems, Inc.	85,172	1,999,839
	Bogen Communications International, Inc.	11,900	67,235
*	Bookham, Inc.	231,616	338,159
* #	Borland Software Corp.	224,887	438,530
*	Bottomline Technologies, Inc.	71,639	919,845

40

*	BPO Management Services, Inc.	176	$71
*	Brightpoint, Inc.	182,720	1,889,325
*	Broadcaster, Inc.	600	84
* #	BroadVision, Inc.	460,206	552,247
*	Brooks Automation, Inc.	216,134	2,178,631
*	BSQUARE Corp.	31,968	138,102
*	Cabot Microelectronics Corp.	68,424	2,291,520
*	CACI International, Inc. Class A	59,200	2,584,672
*	CalAmp Corp.	70,258	191,804
*	California Micro Devices Corp.	75,197	240,630
*	Callidus Software, Inc.	58,904	289,219
*	CallWave, Inc.	64,800	164,592
	CAM Commerce Solutions, Inc.	9,700	365,496
*	Captaris, Inc.	89,978	312,224
*	Cascade Microtech, Inc.	8,410	64,505
#	Cass Information Systems, Inc.	7,371	206,388
*	Catalyst Semiconductor, Inc.	52,102	208,929
*	Catapult Communications Corp.	45,691	285,112
*	Centillium Communications, Inc.	114,489	81,287
*	CEVA, Inc.	64,067	546,492
*	Checkpoint Systems, Inc.	113,800	2,753,960
*	Cherokee International Corp.	62,569	134,523
*	Chordiant Software, Inc.	101,200	582,912
*	Ciber, Inc.	154,712	711,675
*	Ciprico, Inc.	11,397	39,890
*	Cirrus Logic, Inc.	250,090	1,285,463
*	Clarus Corp.	32,100	202,230
*	Clearfield, Inc.	11,200	11,088
	CLST Holdings, Inc.	25,418	9,150
*	CMGI, Inc.	18,621	213,955
* #	CNET Networks, Inc.	553,785	4,020,479
* #	Cogent, Inc.	149,516	1,495,160
	Cognex Corp.	127,840	2,471,147
*	Coherent, Inc.	91,093	2,590,685
	Cohu, Inc.	65,598	1,025,953
	Comarco, Inc.	18,136	83,607
# ●	Commerce One, Inc.	45,000	—
	Communications Systems, Inc.	12,350	139,802
*	Computer Task Group, Inc.	47,700	200,817
*	Comtech Telecommunications Corp.	68,300	2,962,854
* #	Concur Technologies, Inc.	112,683	3,294,851
*	Concurrent Computer Corp.	189,900	151,920
* #	Conexant Systems, Inc.	948,824	502,877
* #	Convera Corp.	125,374	238,211
*	CPI International, Inc.	39,368	409,427
*	Cray, Inc.	22,502	105,984
*	Credence Systems Corp.	333,398	473,425
*	CSG Systems International, Inc.	129,232	1,466,783
*	CSP, Inc.	8,385	50,981
	CTS Corp.	82,559	800,822
*	CVD Equipment Corp.	11,029	38,271
*	Cyberoptics Corp.	27,611	287,707
*	Cybersource Corp.	197,588	2,886,761
*	Cymer, Inc.	118,986	3,370,873
#	Daktronics, Inc.	114,316	1,975,380

41

*	Data I/O Corp.	7,300	$34,748
*	Datalink Corp.	31,600	127,980
	Dataram Corp.	26,830	88,002
*	DataTRAK International, Inc.	6,800	12,172
*	Datawatch Corp.	3,832	13,220
*	DealerTrack Holdings, Inc.	77,922	1,595,063
*	Delphax Technologies, Inc.	6,100	2,135
*	Digi International, Inc.	71,526	753,169
*	Digimarc Corp.	63,965	573,766
* #	Digital River, Inc.	38,910	1,269,633
*	Diodes, Inc.	108,058	2,438,869
*	Ditech Networks, Inc.	109,212	298,149
*	Document Sciences Corp.	13,900	204,330
*	Dot Hill Systems Corp.	129,578	463,889
*	DSP Group, Inc.	83,000	962,800
*	DTS, Inc.	53,089	1,291,655
*	Dycom Industries, Inc.	119,366	1,365,547
*	Dynamics Research Corp.	27,808	268,625
* #	EarthLink, Inc.	365,297	2,641,097
*	Easylink Services International Corp.	3,800	10,716
* #	Echelon Corp.	120,810	1,356,696
*	EDGAR Online, Inc.	83,111	223,153
*	Edgewater Technology, Inc.	39,155	234,930
*	EFJ, Inc.	73,494	99,217
*	Elecsys Corp.	5,511	32,515
*	Electro Scientific Industries, Inc.	83,396	1,350,181
*	Electroglas, Inc.	60,300	103,716
*	Electronics for Imaging, Inc.	162,317	2,444,494
* #	Elixir Gaming Technologies, Inc.	282,714	825,525
* #	eLoyalty Corp.	29,189	299,187
* #	EMCORE Corp.	154,350	1,705,568
*	EMS Technologies, Inc.	44,168	1,271,597
*	Emulex Corp.	241,300	3,590,544
*	En Pointe Technologies, Inc.	6,100	14,457
*	Endwave Corp.	36,900	258,300
* #	Enliven Marketing Technologies Corp.	83,787	72,057
*	Entegris, Inc.	371,794	2,621,148
*	Entertainment Distribution Co., Inc.	206,577	121,880
*	Entorian Technologies, Inc.	145,395	205,007
*	Entrust, Inc.	180,989	454,282
*	Epicor Software Corp.	165,222	1,829,008
*	EPIQ Systems, Inc.	84,049	1,143,066
*	ePlus, Inc.	24,690	246,900
*	eSpeed, Inc.	87,880	1,020,287
*	ESS Technology, Inc.	105,900	160,968
* #	Euronet Worldwide, Inc.	110,036	2,376,778
*	Evans & Sutherland Computer Corp.	11,943	12,062
*	Evolving Systems, Inc.	11,000	25,630
*	Exar Corp.	118,838	934,067
*	Excel Technology, Inc.	28,972	746,898
*	Extreme Networks, Inc.	340,314	1,024,345
#	Fair Isaac Corp.	79,973	1,855,374
*	Fairchild Semiconductor Corp. Class A	163,972	1,828,288
*	FalconStor Software, Inc.	140,405	1,168,170
*	Faro Technologies, Inc.	41,970	1,374,518

42

*	FEI Co.	99,154	$2,021,750
* #	Finisar Corp.	915,918	1,474,628
*	Forgent Networks, Inc.	67,680	52,790
*	FormFactor, Inc.	95,834	1,718,304
*	Forrester Research, Inc.	65,587	1,747,238
* #	FortuNet, Inc.	3,718	25,543
	Frequency Electronics, Inc.	18,800	161,492
*	FSI International, Inc.	90,939	148,231
*	Gartner Group, Inc.	88,200	1,667,862
*	Gerber Scientific, Inc.	61,800	537,660
#	Gevity HR, Inc.	80,810	564,054
*	Giga-Tronics, Inc.	4,500	6,660
*	Globecomm Systems, Inc.	37,253	328,199
*	Goldleaf Financial Solutions, Inc.	57,085	151,846
*	Greenfield Online, Inc.	74,200	1,003,926
*	GSE Systems, Inc.	38,896	400,629
*	GTSI Corp.	31,222	256,645
*	Guidance Software, Inc.	17,449	188,100
*	Halifax Corp.	1,000	1,600
*	Harmonic, Inc.	232,347	2,070,212
*	Harris Stratex Networks, Inc. Class A	72,616	729,065
*	Hauppauge Digital, Inc.	32,457	139,565
#	Heartland Payment Systems, Inc.	107,197	2,361,550
*	hi/fn, Inc.	45,100	247,599
*	Hittite Microwave Corp.	90,710	3,003,408
*	Hutchinson Technology, Inc.	77,500	1,302,000
*	Hypercom Corp.	168,500	625,135
* #	I.D. Systems, Inc.	33,870	241,832
* #	i2 Technologies, Inc.	62,200	808,600
	iBasis, Inc.	124,863	506,944
* #	Ibis Technology Corp.	27,000	10,260
*	iCAD, Inc.	3,500	8,750
*	iGATE Capital Corp.	151,665	1,201,187
*	Ikanos Communications	16,840	76,790
* #	ImageWare Systems, Inc.	45,400	61,290
*	I-many, Inc.	110,892	308,280
	Imation Corp.	98,801	2,227,963
#	Imergent, Inc.	37,362	410,982
* #	Immersion Corp.	75,600	637,308
*	InFocus Corp.	123,013	220,193
*	Informatica Corp.	257,957	4,503,929
	InfoSpace, Inc.	89,946	916,550
	infoUSA, Inc.	128,949	981,302
*	Innodata Isogen, Inc.	70,793	389,362
*	Innovex, Inc.	51,200	16,384
*	InPlay Technologies, Inc.	9,800	9,898
*	Insight Enterprises, Inc.	130,041	2,279,619
*	Insightful Corp.	6,100	7,015
*	InsWeb Corp.	1,533	17,093
	Integral Systems, Inc.	32,175	783,140
*	Integrated Silicon Solution, Inc.	74,354	443,893
*	Intelli-Check, Inc.	39,587	122,720
*	Intelligent Systems Corp.	14,381	44,581
*	Intelligroup, Inc.	29,800	74,500
*	Interactive Intelligence, Inc.	49,241	702,177

43

*	Interlink Electronics, Inc.	35,200	$51,040
*	Intermec, Inc.	177,800	3,918,712
* #	Internap Network Services Corp.	140,500	983,500
*	Internet Capital Group, Inc.	112,131	975,540
*	Interphase Corp.	19,339	110,232
*	Intervoice, Inc.	112,807	797,545
*	Interwoven, Inc.	125,723	1,703,547
*	Intest Corp.	27,232	58,276
*	Intevac, Inc.	62,436	801,678
*	IntriCon Corp.	15,310	104,567
*	INX, Inc.	10,200	81,600
*	Iomega Corp.	162,195	494,695
*	iPass, Inc.	146,989	408,629
*	iPCS, Inc.	30,602	580,520
*	Iteris, Inc.	65,196	176,029
*	Ixia	174,828	1,312,958
*	IXYS Corp.	98,524	694,594
*	j2 Global Communications, Inc.	139,864	3,009,873
*	Jaco Electronics, Inc.	6,475	7,641
*	JDA Software Group, Inc.	71,012	1,212,175
*	Jupitermedia Corp.	105,569	347,322
	Keithley Instruments, Inc.	45,870	415,124
*	Kemet Corp.	204,523	1,014,434
*	Key Tronic Corp.	29,877	95,009
*	Keynote Systems, Inc.	33,400	362,056
*	Kintera, Inc.	44,436	41,770
*	Kopin Corp.	200,510	545,387
*	Kratos Defense & Security Solutions, Inc.	177,204	322,511
*	Kulicke & Soffa Industries, Inc.	169,286	871,823
*	KVH Industries, Inc.	40,428	350,915
* #	L-1 Identity Solutions, Inc.	206,539	2,470,206
*	Lantronix, Inc.	14,000	10,080
*	LaserCard Corp.	35,724	331,519
*	Lattice Semiconductor Corp.	331,183	854,452
* #	Lawson Software, Inc.	562,760	4,389,528
*	Leadis Technolgies, Inc.	6,400	12,672
*	LeCroy Corp.	36,864	290,857
*	LightPath Technologies, Inc.	1,850	3,460
*	Lionbridge Technologies, Inc.	163,246	579,523
*	Littlefuse, Inc.	65,856	2,052,732
*	Logic Devices, Inc.	6,400	6,912
*	LogicVision, Inc.	49,941	35,408
*	Logility, Inc.	40,957	447,250
*	LoJack Corp.	54,500	680,160
*	LookSmart, Ltd.	74,072	267,400
*	Loral Space & Communications, Inc.	61,243	1,485,755
* #	LTX Corp.	186,096	604,812
* #	Lumera Corp.	60,684	144,428
*	Luna Innovations, Inc.	19,297	130,255
*	Macrovision Corp.	144,593	2,210,827
*	Magma Design Automation, Inc.	111,283	1,092,799
*	Management Network Group, Inc.	72,722	155,625
*	Manatron, Inc.	1,102	12,695
*	Manhattan Associates, Inc.	78,562	1,733,078
*	ManTech International Corp. Class A	55,900	2,464,072

44

#	Marchex, Inc. Class B	85,831	$757,888
*	Mastec, Inc.	189,250	1,648,368
*	Mattson Technology, Inc.	164,545	977,397
	Maximus, Inc.	62,100	2,255,472
* #	Maxwell Technologies, Inc.	47,979	499,461
*	MDI, Inc.	10,133	5,574
* #	Mechanical Technology, Inc.	86,270	61,252
*	MedQuist, Inc.	15,960	151,620
*	Mentor Graphics Corp.	242,586	2,207,533
*	Mercury Computer Systems, Inc.	64,100	410,881
*	Merix Corp.	55,793	151,757
	Mesa Laboratories, Inc.	10,826	259,824
	Methode Electronics, Inc.	104,520	1,113,138
	Micrel, Inc.	217,157	1,596,104
*	Microsemi Corp.	202,902	4,413,119
*	MicroStrategy, Inc.	27,500	1,829,300
*	Microtune, Inc.	156,747	790,005
* #	Midway Games, Inc.	279,700	559,400
* #	Mindspeed Technologies, Inc.	353,770	205,187
* #	MIPS Technologies, Inc.	133,600	495,656
*	MIVA, Inc.	107,512	225,775
*	MKS Instruments, Inc.	163,107	3,276,820
*	Mobility Electronics, Inc.	96,612	131,392
	Mocon, Inc.	19,009	205,107
*	Moldflow Corp.	34,512	574,970
*	Monolithic Power Systems	89,119	1,482,940
* #	MoSys, Inc.	101,524	477,163
* #	Motive, Inc.	22,900	36,640
*	MPS Group, Inc.	279,900	3,190,860
*	MRV Communications, Inc.	416,011	665,618
*	MSC. Software Corp.	125,777	1,593,595
*	MTM Technologies, Inc.	4,600	2,070
	MTS Systems Corp.	52,187	1,627,713
*	Multi-Fineline Electronix, Inc.	67,572	1,437,256
*	Nanometrics, Inc.	44,426	282,994
*	Napco Security Systems, Inc.	58,560	322,080
*	Napster, Inc.	3,129	5,757
*	NCI, Inc.	12,390	219,551
*	NeoMagic Corp.	43,418	57,312
* #	Neonode, Inc.	680	2,237
*	NETGEAR, Inc.	99,193	2,164,391
* #	Netlogic Microsystems, Inc.	58,678	1,384,801
*	NetManage, Inc.	28,694	136,297
*	NetScout Systems, Inc.	90,350	839,352
*	Network Engines, Inc.	117,477	169,167
* #	Network Equipment Technologies, Inc.	84,300	480,510
*	Newport Corp.	115,412	1,212,980
	NIC, Inc.	184,065	1,108,071
*	NMS Communications Corp.	149,300	189,611
*	Novatel Wireless, Inc.	86,502	915,191
*	Nu Horizons Electronics Corp.	42,055	249,807
*	NumereX Corp. Class A	24,960	198,682
* #	NYFIX, Inc.	69,114	335,894
	O.I. Corp.	3,540	36,356
* #	Oculus Innovative Sciences, Inc.	8,650	49,478

45

* #	Omniture, Inc.	82,325	$1,891,829
* #	OmniVision Technologies, Inc.	134,900	2,139,514
*	Omtool, Ltd.	3,470	9,785
* #	On2 Technologies, Inc.	262,300	280,661
*	Online Resources Corp.	73,670	754,381
*	Onvia, Inc.	15,469	118,338
*	OpenTV Corp.	33,663	45,108
	Openwave Systems, Inc.	294,252	606,159
*	Oplink Communications, Inc.	61,500	764,445
*	OPNET Technologies, Inc.	63,011	501,568
	OPTi, Inc.	11,000	30,250
*	Optical Cable Corp.	13,800	56,718
*	Orthovita, Inc.	41,496	119,094
*	OSI Systems, Inc.	43,500	920,025
*	Overland Storage, Inc.	39,267	52,618
*	OYO Geospace Corp.	19,011	915,190
*	Packeteer, Inc.	102,448	457,943
* #	Palm, Inc.	241,996	1,565,714
*	PAR Technology Corp.	30,269	239,730
* #	Parametric Technology Corp.	70,074	1,072,833
	Park Electrochemical Corp.	56,150	1,322,333
* #	Parkervision, Inc.	72,886	633,379
*	PC Connection, Inc.	81,741	811,688
*	PC-Tel, Inc.	64,900	433,532
*	PDF Solutions, Inc.	85,956	489,949
*	Peerless Systems Corp.	22,500	45,000
	Pegasystems, Inc.	98,767	928,410
*	Perceptron, Inc.	21,468	253,322
*	Perficient, Inc.	86,237	728,703
*	Performance Technologies, Inc.	36,600	171,654
*	Pericom Semiconductor Corp.	68,136	908,253
*	Perot Systems Corp.	25,360	349,714
*	Pervasive Software, Inc.	66,787	255,794
*	Pfsweb, Inc.	32,042	31,401
*	Phoenix Technologies, Ltd.	69,036	1,139,784
*	Photon Dynamics, Inc.	48,189	498,756
*	Photronics, Inc.	116,926	1,177,445
*	Pinnacle Data Systems, Inc.	4,400	9,900
*	Pixelworks, Inc.	44,400	33,744
*	Planar Systems, Inc.	47,000	219,020
*	PlanetOut, Inc.	3,410	12,890
	Plantronics, Inc.	152,000	2,866,720
*	PLATO Learning, Inc.	71,069	270,062
* #	Plexus Corp.	111,561	2,763,366
*	PLX Technology, Inc.	89,838	580,353
*	PMC-Sierra, Inc.	623,954	2,988,740
*	Power Integrations, Inc.	72,100	1,896,230
* #	Powerwave Technologies, Inc.	289,994	829,383
*	Presstek, Inc.	105,598	496,311
* ●	Price Communications Liquidation Trust	159,870	21,835
*	Progress Software Corp.	113,203	3,230,814
	QAD, Inc.	93,818	819,969
#	Quality Systems, Inc.	76,418	2,489,698
	Qualstar Corp.	6,057	21,200
*	Quantum Corp.	543,200	1,358,000

46

*	Quest Software, Inc.	311,330	$4,430,226
*	QuickLogic Corp.	92,095	275,364
* #	Rackable Systems, Inc.	65,400	604,296
*	Radiant Systems, Inc.	85,934	1,227,138
*	RadiSys Corp.	64,862	616,838
*	Radyne Corp.	29,400	268,716
* #	RAE Systems, Inc.	167,000	384,100
*	Rambus, Inc.	12,800	230,784
*	Ramtron International Corp.	74,932	293,733
*	RealNetworks, Inc.	393,619	2,302,671
	Relm Wireless Corp.	41,566	93,524
	REMEC, Inc.	62,445	61,196
	Renaissance Learning, Inc.	81,575	1,073,527
* #	Research Frontiers, Inc.	4,300	32,465
*	RF Micro Devices, Inc.	789,745	2,487,697
*	RF Monolithics, Inc.	26,389	140,126
	Richardson Electronics, Ltd.	43,425	187,596
*	RightNow Technologies, Inc.	91,308	1,043,650
*	Rimage Corp.	28,840	663,897
*	Rofin-Sinar Technologies, Inc.	87,154	3,431,253
*	Rogers Corp.	46,000	1,457,280
*	Rudolph Technologies, Inc.	84,699	737,728
*	S1 Corp.	184,911	1,309,170
*	Saba Software, Inc.	83,436	284,517
*	Safeguard Scientifics, Inc.	360,500	555,170
*	Sanmina-SCI Corp.	341,458	563,406
*	Sapient Corp.	356,607	2,631,760
* #	SatCon Technology Corp.	101,496	195,887
*	ScanSource, Inc.	70,300	2,388,091
*	Schmitt Industries, Inc.	2,366	14,527
*	Scientific Learning Corp.	16,660	83,467
*	SCM Microsystems, Inc.	50,472	150,407
*	Seachange International, Inc.	83,573	493,081
*	Secure Computing Corp.	185,442	1,505,789
*	Selectica, Inc.	74,960	110,191
* #	Semitool, Inc.	93,667	736,223
*	Semtech Corp.	200,457	2,553,822
*	SI International, Inc.	34,343	854,454
* #	Sigma Designs, Inc.	63,600	1,873,020
*	Sigmatel, Inc.	91,310	265,712
*	Sigmatron International, Inc.	2,200	15,884
*	Silicon Image, Inc.	227,005	1,039,683
*	Silicon Laboratories, Inc.	62,376	1,930,537
*	Silicon Storage Technology, Inc.	293,000	829,190
*	Simulations Plus, Inc.	36,778	100,036
*	SiRF Technology Holdings, Inc.	87,224	564,339
*	Skyworks Solutions, Inc.	489,193	4,040,734
*	SM&A	52,900	327,451
* #	Smith Micro Software, Inc.	86,209	441,390
*	Sonic Foundry, Inc.	111,300	83,475
* #	Sonic Solutions, Inc.	75,692	683,499
*	SonicWALL, Inc.	172,700	1,438,591
* #	Sonus Networks, Inc.	723,270	2,401,256
* #	Sourcefire, Inc.	24,200	145,200
*	SourceForge, Inc.	216,271	371,986

47

*	Spectrum Control, Inc.	38,422	$346,182
*	SPSS, Inc.	54,742	2,081,838
*	SRA International, Inc.	120,300	2,887,200
*	SRS Labs, Inc.	52,083	229,165
*	Stamford Industrial Group, Inc.	22,200	37,962
*	Standard Microsystems Corp.	63,117	1,789,367
	StarTek, Inc.	40,300	346,983
* #	STEC, Inc.	138,215	1,006,205
*	SteelCloud, Inc.	11,500	9,775
* #	Stratasys, Inc.	58,900	1,104,964
*	SumTotal Systems, Inc.	78,717	357,375
*	Sunair Electronics, Inc.	7,600	12,844
*	Sunrise Telecom, Inc.	18,500	31,450
*	Supertex, Inc.	37,700	780,390
*	SupportSoft, Inc.	142,571	500,424
*	Sycamore Networks, Inc.	769,388	2,685,164
*	Sykes Enterprises, Inc.	121,187	2,034,730
*	Symmetricom, Inc.	155,467	531,697
* #	Synaptics, Inc.	74,100	1,985,139
* #	Synchronoss Technologies, Inc.	66,209	1,064,641
*	SYNNEX Corp.	80,100	1,666,881
*	Synplicity, Inc.	85,381	473,865
#	Syntel, Inc.	114,082	3,106,453
*	Taitron Components, Inc.	4,900	7,840
* #	Take-Two Interactive Software, Inc.	219,901	5,827,377
*	Technical Communications Corp.	400	2,620
	Technitrol, Inc.	113,100	2,489,331
*	Technology Solutions Co.	1,500	3,915
*	TechTeam Global, Inc.	28,452	248,955
* #	Techwell, Inc.	33,396	333,292
*	Tekelec	191,792	2,284,243
*	TeleCommunication Systems, Inc.	102,399	317,437
* #	Telkonet, Inc.	173,200	142,024
*	Telular Corp.	57,375	201,960
* #	Terremark Worldwide, Inc.	157,945	789,725
*	Tessco Technologies, Inc.	18,503	301,414
*	Tessera Technologies, Inc.	130,745	3,080,352
* #	The Knot, Inc.	51,645	596,500
	TheStreet.com, Inc.	80,325	727,745
*	Think Partnership, Inc.	221,259	225,684
*	ThinkEngine Networks, Inc.	7,700	3,696
*	THQ, Inc.	12,312	230,358
*	TIBCO Software, Inc.	223,472	1,575,478
*	Tier Technologies, Inc. Class B	54,800	441,140
*	TII Network Technologies, Inc.	10,660	17,376
*	TNS, Inc.	62,110	1,108,664
*	Tollgrade Communications, Inc.	42,413	234,120
*	Track Data Corp.	21,535	35,963
*	Transact Technologies, Inc.	28,418	138,680
*	Transcat, Inc.	5,900	44,191
*	Transwitch Corp.	194,405	126,363
* #	Travelzoo, Inc.	45,000	454,500
*	Trident Microsystems, Inc.	161,664	806,703
	Trio-Tech International	8,869	47,449
*	Triquint Semiconductor, Inc.	386,519	1,824,370

48

*	Troy Group, Inc.	13,200	$52,404
	TSR, Inc.	6,988	29,664
*	TTM Technologies, Inc.	106,400	1,172,528
*	Tumbleweed Communications Corp.	167,495	214,394
*	Tyler Technologies, Inc.	115,200	1,595,520
*	Ulticom, Inc.	111,530	780,710
*	Ultimate Software Group, Inc.	69,799	1,902,721
*	Ultra Clean Holdings, Inc.	50,349	483,350
*	Ultratech, Inc.	67,299	648,089
*	Unica Corp.	42,893	322,984
	United Online, Inc.	183,803	1,834,354
* #	Universal Display Corp.	90,416	1,540,689
* #	UTStarcom, Inc.	330,357	931,607
* #	Veeco Instruments, Inc.	86,500	1,340,750
*	Verint Systems, Inc.	88,434	1,337,122
* #	Vertical Communications, Inc.	1,200	598
*	Viasat, Inc.	80,291	1,683,702
*	Vicon Industries, Inc.	14,400	78,480
*	Video Display Corp.	11,784	92,976
*	Vignette Corp.	84,776	1,072,416
*	Virage Logic Corp.	64,827	416,189
*	Vishay Intertechnology, Inc.	44,400	405,372
* #	Vitesse Semiconductor, Inc.	546,153	453,307
*	Vocus, Inc.	34,116	837,889
*	Volterra Semiconductor Corp.	56,076	485,057
* #	Vyyo, Inc.	59,599	86,419
	Wayside Technology Group, Inc.	6,376	64,079
*	Websense, Inc.	124,272	2,419,576
*	Website Pros, Inc.	63,604	702,188
*	Westell Technologies, Inc.	168,119	295,889
*	White Electronics Designs Corp.	75,793	317,573
*	Wind River Systems, Inc.	230,683	1,667,838
*	Winland Electronics, Inc.	5,100	11,654
*	Wireless Telecom Group, Inc.	66,460	108,994
*	Wireless Xcessories Group, Inc.	9,500	13,490
*	WJ Communications, Inc.	181,859	130,938
*	WPCS International, Inc.	11,970	77,566
*	Wright Express Corp.	78,450	2,270,343
* #	X-Rite, Inc.	90,763	743,349
*	Zhone Technologies, Inc.	321,806	347,550
*	ZILOG, Inc.	54,368	181,589
* #	Zix Corp.	140,098	549,184
*	Zones, Inc.	14,371	133,363
*	Zoran Corp.	150,035	2,059,981
*	Zygo Corp.	53,680	683,883
Total Information Technology			485,754,091

Materials — (4.6%)
	A. Schulman, Inc.	73,755	1,507,552
	A.M. Castle & Co.	53,437	1,187,905
*	AEP Industries, Inc.	23,117	702,526
#	AMCOL International Corp.	85,875	2,474,918
*	American Pacific Corp.	16,430	264,687
#	American Vanguard Corp.	74,889	1,131,573
*	Amerigon, Inc.	45,720	830,275

49

	Arch Chemicals, Inc.	69,942	$2,441,675
*	Arrowhead Research Corp.	67,776	165,373
*	Atlantis Plastics, Inc.	4,300	2,193
	Balchem Corp.	49,337	988,713
* #	Basin Water, Inc.	39,173	304,374
*	Brush Engineered Materials, Inc.	58,223	1,617,435
*	Buckeye Technologies, Inc.	104,883	1,133,785
#	Calgon Carbon Corp.	129,600	2,117,664
*	Canyon Resources Corp.	35,659	16,047
*	Caraustar Industries, Inc.	87,585	192,687
* #	Century Aluminum Co.	100,090	6,618,952
	Chemtura Corp.	8,100	66,906
	Chesapeake Corp.	54,002	189,007
* #	Coeur d’Alene Mines Corp.	859,600	4,143,272
	Compass Minerals International, Inc.	93,100	5,299,252
* #	Constar International, Inc.	40,577	117,673
*	Continental Materials Corp.	300	7,035
*	Core Molding Technologies, Inc.	34,384	244,126
	Deltic Timber Corp.	35,733	1,698,747
*	Detrex Corp.	500	3,875
#	Eagle Materials, Inc.	83,000	2,951,480
#	Empire Resources, Inc.	29,305	143,888
	Ferro Corp.	123,330	1,985,613
	Flamemaster Corp.	189	1,068
* #	Flotek Industries, Inc.	52,572	1,194,962
	Friedman Industries, Inc.	21,781	111,954
#	General Maritime Corp.	32,900	774,466
* #	General Moly, Inc.	113,410	1,212,353
#	Georgia Gulf Corp.	93,500	566,610
	Gibraltar Industries, Inc.	91,804	1,003,418
	Glatfelter Co.	96,900	1,276,173
*	Graphic Packaging Corp.	620,100	1,909,908
*	H&E Equipment Services, Inc.	24,213	377,723
	H.B. Fuller Co.	170,218	3,872,460
	Hawkins, Inc.	35,150	518,814
*	Haynes International, Inc.	22,107	1,255,899
* #	Headwaters, Inc.	115,700	1,418,482
* #	Hecla Mining Co.	349,800	4,022,700
	Hercules, Inc.	194,000	3,554,080
*	ICO, Inc.	73,742	574,450
*	Impreso, Inc.	5,200	13,520
#	Innophos Holdings, Inc.	15,800	208,876
*	Ion Geophysical Corp.	241,100	3,204,219
	Kaiser Aluminum Corp.	57,421	4,211,830
	KMG Chemicals, Inc.	21,365	347,395
	Koppers Holdings, Inc.	31,200	1,303,224
	Kronos Worldwide, Inc.	18,322	338,957
*	Landec Corp.	76,700	719,446
	Louisiana-Pacific Corp.	194,900	2,120,512
* #	LSB Industries, Inc.	41,600	992,160
*	Material Sciences Corp.	42,535	313,908
*	Maxxam, Inc.	10,790	312,910
	Metal Management, Inc.	66,100	4,010,287
	Minerals Technologies, Inc.	52,700	3,176,756
* #	Mines Management, Inc.	44,900	188,580

50

*	Mod-Pac Corp.	7,627	$47,211
	Myers Industries, Inc.	106,996	1,302,141
*	Nanophase Technologies Corp.	55,148	175,922
	Neenah Paper, Inc.	18,215	474,501
#	Nevada Chemicals, Inc.	17,187	149,527
	NewMarket Corp.	45,600	3,052,920
#	NL Industries, Inc.	129,090	1,401,917
	NN, Inc.	50,975	496,497
*	Northern Technologies International Corp.	6,025	47,477
*	Northwest Pipe Co.	25,164	1,050,345
	Olin Corp.	210,352	4,042,965
	Olympic Steel, Inc.	22,800	941,640
*	OM Group, Inc.	90,700	5,490,071
*	OMNOVA Solutions, Inc.	126,094	491,767
	Penford Corp.	25,400	556,006
*	Peoplesupport, Inc.	36,100	419,121
*	PolyOne Corp.	238,200	1,548,300
	Quaker Chemical Corp.	30,120	707,820
	Quanex Corp.	98,872	5,086,964
*	Rock of Ages Corp.	4,400	21,428
	Rock-Tenn Co. Class A	111,200	2,983,496
*	Rosetta Resources, Inc.	73,881	1,511,605
#	Royal Gold, Inc.	80,035	2,521,903
* #	RTI International Metals, Inc.	57,500	3,155,025
	Schnitzer Steel Industries, Inc. Class A	64,051	4,193,419
	Schweitzer-Maudoit International, Inc.	43,300	994,601
	Sensient Technologies Corp.	131,600	3,545,304
	Silgan Holdings, Inc.	97,469	4,555,701
*	Solitario Resources Corp.	100	578
	Spartech Corp.	86,900	1,231,373
	Stepan Co.	25,500	869,550
* #	Stillwater Mining Co.	261,300	5,364,489
*	Symyx Technologies, Inc.	86,200	564,610
#	Synalloy Corp.	12,536	163,469
#	Texas Industries, Inc.	62,100	3,576,960
	Tronox, Inc. Class A	39,100	174,777
	Tronox, Inc. Class B	13,100	57,771
*	U.S. Concrete, Inc.	113,800	454,062
	U.S. Energy Corp.	10,000	39,300
*	U.S. Gold Corp.	133,000	466,830
*	UFP Technologies, Inc.	3,500	21,070
*	United States Lime & Minerals, Inc.	9,096	272,425
*	Universal Stainless & Alloy Products, Inc.	18,824	572,061
	Valhi, Inc.	13,478	260,530
	Vulcan International Corp.	700	39,550
* #	W.R. Grace & Co.	81,776	1,736,104
	Wausau Paper Corp.	140,626	1,102,508
*	Webco Industries, Inc.	600	67,200
	Wellman, Inc.	84,575	4,229
	Westlake Chemical Corp.	107,900	1,741,506
*	Williams Industries, Inc.	1,200	2,688
#	Worthington Industries, Inc.	165,729	2,915,173
* #	Zoltek Companies, Inc.	75,800	1,734,304
Total Materials			160,056,019

51

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	3,200	$—
* ●	DLB Oil & Gas, Inc. Escrow Shares	1,300	—
* ●	ePresence, Inc. Escrow Shares	25,100	753
# ●	EquiMed, Inc.	2,250	—
* ●	iGo Escrow Shares	4,100	—
* ●	Noel Group, Inc.	8,000	92
* ●	Petrocorp, Inc. Escrow Shares	6,900	414
* ●	Tripos Escrow Shares	220	53
Total Other			1,312

Real Estate Investment Trusts — (0.0%)
	Potlatch Corp.	12,337	509,148

Telecommunication Services — (0.8%)
	Alaska Communications Systems Group, Inc.	121,343	1,374,816
*	Arbinet-thexchange, Inc.	49,712	248,560
*	Cbeyond, Inc.	66,118	1,083,674
*	Centennial Communications Corp.	320,352	1,688,255
*	Cincinnati Bell, Inc.	706,500	2,741,220
* #	Cogent Communications Group, Inc.	142,913	2,783,945
	Consolidated Communications Holdings, Inc.	76,080	1,096,313
	D&E Communications, Inc.	46,806	509,717
#	FairPoint Communications, Inc.	91,100	896,424
*	FiberTower Corp.	280,972	421,458
*	General Communications, Inc. Class A	155,451	900,061
* #	GoAmerica, Inc.	56	330
	Hickory Tech Corp.	39,345	360,400
	IDT Corp.	38,578	225,681
	IDT Corp. Class B	187,900	1,101,094
#	Iowa Telecommunications Services, Inc.	75,200	1,190,416
* #	LCC International, Inc. Class A	69,875	114,595
*	Metro One Telecommunications, Inc.	5,337	5,657
*	Nexstar Broadcasting Group, Inc.	25,227	186,680
* #	Nextwave Wireless, Inc.	10,400	56,056
*	Occam Networks, Inc.	5,766	33,443
*	PAETEC Holding Corp.	251,286	1,939,928
*	Point.360	12,424	21,742
*	Premiere Global Services, Inc.	196,637	2,778,481
*	Rural Cellular Corp. Class A	47,195	2,077,996
	Shenandoah Telecommunications Co.	600	8,934
*	Spark Networks, Inc.	13,900	65,608
	SureWest Communications	40,512	509,236
*	Syniverse Holdings, Inc.	128,822	2,183,533
* #	Terrestar Corp.	36,311	195,716
*	USA Mobility, Inc.	36,200	380,100
* #	Vonage Holdings Corp.	20,215	37,398
	Warwick Valley Telephone Co.	300	3,351
*	Xeta Corp.	16,417	69,116
Total Telecommunication Services			27,289,934

Utilities — (2.5%)
	ALLETE, Inc.	87,066	3,137,859
*	AMEN Properties, Inc.	1,975	14,615
	American States Water Co.	48,831	1,589,449

52

*	Aquila, Inc.	1,062,800	$3,464,728
	Artesian Resources Corp. Class A	6,222	117,471
	Avista Corp.	150,550	2,746,032
#	Black Hills Corp.	107,658	3,849,850
*	Cadiz, Inc.	11,235	167,626
	California Water Service Group	59,195	2,226,916
	Central Vermont Public Service Corp.	31,550	755,623
	CH Energy Group, Inc.	45,350	1,622,623
	Chesapeake Utilities Corp.	21,210	607,879
	Cleco Corp.	165,087	3,782,143
	Connecticut Water Services, Inc.	24,971	600,553
	Delta Natural Gas Co., Inc.	7,020	179,150
*	El Paso Electric Co.	131,500	2,690,490
	Empire District Electric Co.	86,800	1,780,268
	Energy West, Inc.	5,700	53,580
	EnergySouth, Inc.	22,804	1,157,531
* #	Environmental Power Corp.	29,836	147,091
	Florida Public Utilities Co.	6,033	72,094
#	Hawaiian Electric Industries, Inc.	147,100	3,303,866
#	IDACORP, Inc.	117,900	3,513,420
	ITC Holdings Corp.	82,728	4,409,402
	Laclede Group, Inc.	63,300	2,161,695
*	Maine & Maritimes Corp.	2,000	64,400
#	MGE Energy, Inc.	60,027	1,894,452
	Middlesex Water Co.	38,008	716,451
	New Jersey Resources Corp.	77,700	3,574,977
	Nicor, Inc.	42,160	1,437,656
	Northwest Natural Gas Co.	80,700	3,392,628
	NorthWestern Corp.	70,329	1,813,785
#	Ormat Technologies, Inc.	78,000	3,405,480
	Otter Tail Corp.	84,460	2,740,727
#	Piedmont Natural Gas Co.	92,500	2,275,500
	PNM Resources, Inc.	146,771	1,737,769
	Portland General Electric Co.	134,400	3,135,552
	RGC Resources, Inc.	3,464	96,126
#	SJW Corp.	51,850	1,566,907
	South Jersey Industries, Inc.	83,728	2,860,986
	Southern Union Co.	1	19
	Southwest Gas Corp.	116,500	2,981,235
#	Southwest Water Co.	71,467	783,993
	UIL Holdings Corp.	67,566	1,985,765
	Unisource Energy Corp.	99,085	2,343,360
	Unitil Corp.	7,010	187,868
	WGL Holdings, Inc.	136,772	4,265,919
	York Water Co.	4,569	70,363
Total Utilities			87,483,872

TOTAL COMMON STOCKS			2,736,135,730

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	44	48
●	CSF Holding, Inc. Litigation Rights	3,250	—
*	Del Global Technologies Corp. Warrants 03/28/08	971	971
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	72,741	—

53

*	Federal-Mogul Corp. Warrants 12/27/14	4,373	$21,865
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	22	—
* ●	Mossimo, Inc. Contingent Rights	16,100	—
*	Security Bank Corp. Rights 03/10/08	32,512	1,829
* ●	Tengasco, Inc. Warrants 09/12/08	683	—
TOTAL RIGHTS/WARRANTS			24,713

		Face
		Amount
		(000)
TEMPORARY CASH INVESTMENTS — (1.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $46,305,000 FNMA 6.50%, 08/01/37, valued at $45,423,585) to be repurchased at $44,751,962	$44,741	44,741,000

SECURITIES LENDING COLLATERAL — (20.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $747,470,017 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 10/01/20 to 01/01/38, valued at $633,271,192) to be repurchased at $614,987,791	614,826	614,826,399
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $40,728,540 FNMA 5.000%, 01/01/19 & 10/01/20, valued at $27,412,333) to be repurchased at $26,518,688	26,512	26,511,729
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $86,361,096 FNMA 5.824%(r), 03/01/36 & 6.227%(r), 09/01/36, valued at $63,738,599) to be repurchased at $61,895,432	61,879	61,879,086

TOTAL SECURITIES LENDING COLLATERAL			703,217,214

TOTAL INVESTMENTS - (100.0%) (Cost $3,674,808,540) ##			$3,484,118,657

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,736,124,356
Level 2 – Other Significant Observable Inputs	747,994,301
Level 3 – Significant Unobservable Inputs	—
Total	$3,484,118,657

54

THE U.S. MICRO CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (81.3%)
Consumer Discretionary — (11.0%)
*	1-800-FLOWERS.COM, Inc.	251,448	$2,021,642
*	4Kids Entertainment, Inc.	123,488	1,462,098
* #	99 Cents Only Stores	348,700	3,239,423
*	A.C. Moore Arts & Crafts, Inc.	199,406	1,708,909
*	Acme Communications, Inc.	145,810	428,681
	Acme United Corp.	31,807	429,713
*	AFC Enterprises, Inc.	171,110	1,291,880
*	Aftermarket Technology Corp.	216,255	4,054,781
	Aldila, Inc.	53,836	874,835
*	Alloy, Inc.	134,453	1,033,944
	Ambassadors Group, Inc.	40,970	735,002
#	Ambassadors International, Inc.	97,569	1,086,919
*	AMCON Distributing Co.	2,644	85,930
* #	AMDL, Inc.	44,305	135,130
*	American Biltrite, Inc.	57,750	418,687
* #	America’s Car-Mart, Inc.	105,056	1,145,110
#	Arctic Cat, Inc.	114,789	867,805
	Ark Restaurants Corp.	35,674	1,098,759
	Asbury Automotive Group, Inc.	322,198	4,517,216
*	Ashworth, Inc.	133,600	451,568
*	Audible, Inc.	239,519	2,742,493
*	Audiovox Corp. Class A	165,885	1,492,965
* #	Avatar Holdings, Inc.	80,366	3,462,167
*	Bakers Footwear Group, Inc.	60,195	127,613
*	Ballantyne of Omaha, Inc.	134,735	664,244
*	Barry (R.G.) Corp.	163,435	1,304,211
	Bassett Furniture Industries, Inc.	90,500	1,062,470
	Beasley Broadcast Group, Inc.	65,543	363,764
*	Benihana, Inc.	68,364	757,473
*	Benihana, Inc. Class A	82,390	882,397
	Big 5 Sporting Goods Corp.	127,259	1,177,146
* #	Big Dog Holdings, Inc.	22,012	233,767
*	Birks & Mayors, Inc.	13,946	69,172
* #	BJ’s Restaurants, Inc.	248,236	3,366,080
#	Blockbuster, Inc. Class A	747,928	2,273,701
*	Blockbuster, Inc. Class B	269,832	747,435
* #	Blue Nile, Inc.	16,851	744,140
*	Bluegreen Corp.	277,229	2,345,357
	Blyth, Inc.	236,700	4,693,761
#	Bon-Ton Stores, Inc.	132,972	760,600
	Books-A-Million, Inc.	171,700	1,423,393
	Bowl America, Inc. Class A	55,406	853,252
*	Broadview Institute, Inc.	15,800	37,130

1

	Brookfield Homes Corp.	2,900	$44,225
*	Buca, Inc.	180,840	74,144
* #	Buffalo Wild Wings, Inc.	156,089	3,616,582
* #	Build-A-Bear-Workshop, Inc.	103,900	1,207,318
*	Cache, Inc.	159,586	1,589,477
* #	California Coastal Communities, Inc.	107,476	549,202
* #	California Pizza Kitchen, Inc.	287,596	4,009,088
	Canterbury Park Holding Corp.	36,718	370,852
#	Carmike Cinemas, Inc.	126,443	914,183
*	Carriage Services, Inc.	168,400	1,330,360
* #	Casual Male Retail Group, Inc.	369,462	1,426,123
*	Catalina Lighting, Inc.	11,080	44,320
	Cato Corp. Class A	304,890	4,774,577
*	Cavalier Homes, Inc.	169,400	287,980
*	Cavco Industries, Inc.	56,747	1,869,246
	CBRL Group, Inc.	151,989	5,535,439
* #	CEC Entertainment, Inc.	128,411	3,445,267
* #	Champion Enterprises, Inc.	758,260	6,733,349
#	Charles and Colvard, Ltd.	164,798	210,941
*	Charlotte Russe Holding, Inc.	250,547	4,878,150
#	Cherokee, Inc.	89,099	3,016,001
	Christopher & Banks Corp.	230,438	2,488,730
*	Chromcraft Revington, Inc.	97,750	439,875
	Churchill Downs, Inc.	112,024	5,100,453
* #	Citi Trends, Inc.	135,311	1,963,363
	CKE Restaurants, Inc.	101,700	1,126,836
	Coachmen Industries, Inc.	117,100	518,753
	Coast Distribution System, Inc.	41,382	223,463
	Cobra Electronics Corp.	114,900	550,371
* #	Coinstar, Inc.	260,062	7,583,408
	Collectors Universe, Inc.	79,356	738,804
* #	Comstock Homebuilding Companies, Inc.	29,500	22,715
*	Concord Camera Corp.	49,560	216,578
* #	Congoleum Corp. Class A	33,700	842
* #	Conn’s, Inc.	235,758	3,005,914
* #	Cosi, Inc.	123,855	336,886
* #	Cost Plus, Inc.	148,999	521,496
	Courier Corp.	141,318	3,845,263
#	CPI Corp.	63,379	1,050,824
	Craftmade International, Inc.	61,350	584,665
* #	Crown Media Holdings, Inc.	493,733	2,735,281
* #	CSK Auto Corp.	296,305	2,687,486
	CSS Industries, Inc.	53,050	1,851,975
*	Culp, Inc.	152,480	1,113,104
*	Cumulus Media, Inc. Class A	138,366	761,013
*	Cybex International, Inc.	156,350	633,217
*	Cycle Country Accessories Corp.	60,200	117,992
*	Daily Journal Corp.	200	8,320
	Decorator Industries, Inc.	20,587	91,818
*	dELiA*s, Inc.	142,905	284,381
	Delta Apparel, Inc.	77,280	685,474
*	Design Within Reach, Inc.	119,594	288,222
*	DG Fastchannel, Inc.	171,899	3,470,641
*	Diedrich Coffee, Inc.	28,625	91,027
* #	Directed Electronics, Inc.	25,913	57,009

2

*	Dixie Group, Inc.	104,300	$918,883
* #	Dominion Homes, Inc.	64,900	39,589
	Domino’s Pizza, Inc.	32,200	426,650
*	Dorman Products, Inc.	150,675	1,582,087
#	Dover Downs Gaming & Entertainment, Inc.	154,879	1,412,496
	Dover Motorsports, Inc.	163,171	1,127,512
* #	Drew Industries, Inc.	215,100	5,799,096
*	drugstore.com, Inc.	855,582	2,395,630
*	Duckwall-ALCO Stores, Inc.	41,000	642,470
* #	E Com Ventures, Inc.	10,825	250,274
	Educational Development Corp.	26,815	150,700
*	Einstein Noah Restaurant Group, Inc.	27,386	422,018
*	ELXSI Corp.	7,100	13,135
*	EMAK Worldwide, Inc.	58,100	58,100
*	Emerson Radio Corp.	243,478	262,956
#	Emmis Communications Corp. Class A	303,222	897,537
* #	Enova Systems, Inc.	44,559	200,515
* #	Escala Group, Inc.	245,312	696,686
	Escalade, Inc.	57,321	521,621
#	Ethan Allen Interiors, Inc.	93,471	2,546,150
*	Famous Dave’s of America, Inc.	100,330	1,018,349
	Federal Screw Works	33,750	351,000
	Finish Line, Inc. Class A	296,529	839,177
*	Finlay Enterprises, Inc.	80,106	74,499
*	Flanigan’s Enterprises, Inc.	20,600	165,830
* #	Fleetwood Enterprises, Inc.	614,206	2,616,518
	Flexsteel Industries, Inc.	60,900	802,662
*	Foamex International, Inc.	30,369	94,448
	Footstar, Inc.	81,000	344,250
*	Fountain Powerboat Industries, Inc.	38,965	58,447
*	Franklin Covey Co.	189,294	1,461,350
*	Franklin Electronic Publishers, Inc.	81,300	178,047
*	Frederick’s of Hollywood Group	54,215	176,741
	Fred’s, Inc.	304,496	2,673,475
	Frisch’s Restaurants, Inc.	63,868	1,379,549
	FTD Group, Inc.	188,920	2,605,207
*	Fuel Systems Solutions, Inc.	149,650	1,547,381
*	Full House Resorts, Inc.	61,910	138,059
#	Furniture Brands International, Inc.	78,012	1,014,156
*	Gaiam, Inc.	3,551	75,565
*	GameTech International, Inc.	123,000	715,860
* #	Gaming Partners International Corp.	78,434	601,589
* #	Gander Mountain Co.	186,898	1,055,974
* #	Genesco, Inc.	147,400	4,414,630
* #	Gentek, Inc.	102,584	2,821,060
*	G-III Apparel Group, Ltd.	157,405	2,060,431
* #	Global Entertainment Corp.	585	690
*	Gottschalks, Inc.	130,400	299,920
	Gray Television, Inc.	352,972	2,047,238
	Gray Television, Inc. Class A	41,200	282,220
*	Great Wolf Resorts, Inc.	171,847	1,180,589
#	Group 1 Automotive, Inc.	95,700	2,344,650
*	GSI Commerce, Inc.	312,741	4,525,362
*	Hampshire Group, Ltd.	25,800	309,600
#	Handleman Co.	188,705	247,204

3

*	Harris Interactive, Inc.	559,304	$1,515,714
*	Hartmarx Corp.	323,000	807,500
*	Hastings Entertainment, Inc.	95,270	781,214
#	Haverty Furniture Co., Inc.	141,600	1,390,512
	Haverty Furniture Co., Inc. Class A	12,000	117,000
*	Hawk Corp.	80,416	1,503,779
*	Hayes Lemmerz International, Inc.	920,489	2,927,155
* #	Hibbett Sporting Goods, Inc.	205,898	3,253,188
*	Hollywood Media Corp.	332,328	883,992
* #	Home Solutions of America, Inc.	442,946	181,608
	Hooker Furniture Corp.	73,012	1,496,016
*	Hot Topic, Inc.	157,032	720,777
#	IHOP Corp.	71,400	3,268,692
	ILX Resorts, Inc.	26,797	151,403
*	Image Entertainment, Inc.	202,118	432,533
*	Infosonics Corp.	127,200	169,176
*	Insignia Systems, Inc.	51,150	122,248
	Interface, Inc. Class A	282,073	4,727,543
*	Interstate Hotels & Resorts, Inc.	265,650	1,320,280
* #	INVESTools, Inc.	463,467	5,362,313
* #	iRobot Corp.	172,821	3,166,081
* #	Isle of Capri Casinos, Inc.	294,889	2,668,745
	J. Alexander’s Corp.	104,550	809,217
	Jackson Hewitt Tax Service, Inc.	229,200	4,797,156
*	Jaclyn, Inc.	20,127	162,526
*	Jakks Pacific, Inc.	227,958	6,371,426
*	Jennifer Convertibles, Inc.	62,220	127,551
*	Jo-Ann Stores, Inc.	231,900	3,826,350
	Johnson Outdoors, Inc.	64,833	1,199,410
* #	Jos. A. Bank Clothiers, Inc.	176,578	4,022,447
	Journal Communications, Inc. Class A	26,135	180,070
#	Journal Register Co.	379,100	379,100
	Kenneth Cole Productions, Inc. Class A	119,600	1,778,452
	Kimball International, Inc. Class B	256,195	2,677,238
* #	Kirkland’s, Inc.	132,751	114,166
* #	Knology, Inc.	240,472	2,938,568
*	Kona Grill, Inc.	45,085	438,677
	Koss Corp.	83,900	1,631,855
* #	Krispy Kreme Doughnuts, Inc.	387,704	1,035,170
*	KSW, Inc.	59,720	381,611
	K-Swiss, Inc. Class A	170,279	2,470,748
	LaCrosse Footwear, Inc.	28,095	470,591
*	Lakeland Industries, Inc.	40,544	426,117
*	Lakes Entertainment, Inc.	176,333	1,036,838
#	Landry’s Restaurants, Inc.	34,900	618,777
*	Lazare Kaplan International, Inc.	68,200	682,000
#	La-Z-Boy, Inc.	475,991	4,012,604
*	Leapfrog Enterprises, Inc.	46,900	267,330
#	Lee Enterprises, Inc.	21,653	223,242
*	Lenox Group, Inc.	123,650	228,752
	Levitt Corp. Class A	73,100	146,200
#	Libbey, Inc.	140,891	2,190,855
	Liberty Homes, Inc. Class A	200	640
#	Lifetime Brands, Inc.	124,920	1,290,424
*	Lin TV Corp.	258,800	2,657,876

4

*	Lincoln Educational Services	123,921	$1,487,052
#	Lithia Motors, Inc. Class A	108,443	1,114,794
* #	Lodgenet Entertainment Corp.	212,244	1,975,992
*	Lodgian, Inc.	229,691	2,055,734
*	LOUD Technologies, Inc.	22,580	160,882
*	Luby’s, Inc.	247,150	2,261,422
#	M/I Homes, Inc.	100,700	1,660,543
*	Mace Security International, Inc.	136,938	239,641
* #	Magna Entertainment Corp.	15,700	12,403
*	Maidenform Brands, Inc.	225,200	2,785,724
#	Marine Products Corp.	322,455	2,360,371
* #	MarineMax, Inc.	171,676	2,108,181
* #	Martha Stewart Living Omnimedia, Inc.	28,300	199,232
*	Max & Erma’s Restaurants, Inc.	24,044	62,755
*	McCormick & Schmick’s Seafood Restaurants, Inc.	7,891	85,538
	McRae Industries, Inc. Class A	8,800	136,400
*	Meade Instruments Corp.	152,660	233,570
#	Media General, Inc. Class A	6,900	107,640
* #	Mediacom Communications Corp.	755,583	3,301,898
*	Merisel, Inc.	5	11
*	Midas, Inc.	147,200	2,227,136
	Modine Manufacturing Co.	96,001	1,198,092
	Monaco Coach Corp.	276,700	2,706,126
*	Monarch Casino & Resort, Inc.	186,899	3,106,261
	Monro Muffler Brake, Inc.	210,604	3,527,617
* #	Morgans Hotel Group	264,353	4,055,175
*	Morgan’s Foods, Inc.	500	3,275
*	Morton’s Restaurant Group, Inc.	40,086	310,666
*	Mothers Work, Inc.	31,019	622,241
*	Motorcar Parts of America, Inc.	24,500	189,630
	Movado Group, Inc.	192,300	3,703,698
* #	MTR Gaming Group, Inc.	269,508	1,520,025
* #	Multimedia Games, Inc.	266,909	1,868,363
*	Nathan’s Famous, Inc.	57,075	907,492
*	National Lampoon, Inc.	27,520	53,664
	National Presto Industries, Inc.	6,335	331,954
*	Nature Vision, Inc.	500	1,040
#	Nautilus Group, Inc.	308,710	1,293,495
* #	Navarre Corp.	246,157	406,159
*	Nevada Gold & Casinos, Inc.	117,950	173,386
	New Frontier Media, Inc.	237,806	1,200,920
*	New Motion, Inc.	96,610	492,711
*	Nitches, Inc.	33,639	56,514
*	Nobel Learning Communities, Inc.	66,157	864,010
	Nobility Homes, Inc.	43,800	727,080
	Noble International, Ltd.	165,366	1,804,143
*	NTN Communications, Inc.	354,291	198,403
	Ohio Art Co.	3,600	28,800
*	Orange 21, Inc.	12,023	52,060
#	Orleans Homebuilders, Inc.	169,600	849,696
	O’Charleys, Inc.	221,831	2,504,472
* #	Outdoor Channel Holdings, Inc.	233,849	1,718,790
* #	Overstock.com, Inc.	210,331	2,155,893
	Oxford Industries, Inc.	141,900	2,999,766
*	P & F Industries, Inc. Class A	4,983	34,756

5

*	P.F. Chang’s China Bistro, Inc.	58,173	$1,659,676
*	Pacific Sunwear of California, Inc.	144,094	1,608,089
* #	Palm Harbor Homes, Inc.	206,034	1,038,411
* #	Papa John’s International, Inc.	217,257	5,681,271
* #	PC Mall, Inc.	121,582	973,872
*	Perry Ellis International, Inc.	119,400	2,339,046
* #	PetMed Express, Inc.	237,313	2,717,234
*	Phoenix Footwear Group, Inc.	62,100	113,643
#	Pier 1 Imports, Inc.	759,929	3,982,028
* #	Playboy Enterprises, Inc. Class A	6,124	50,645
* #	Playboy Enterprises, Inc. Class B	277,942	2,240,213
* #	PokerTek, Inc.	36,300	179,685
*	Pomeroy IT Solutions, Inc.	114,040	749,243
* #	Premier Exhibitions, Inc.	250,935	1,199,469
#	Pre-Paid Legal Services, Inc.	139,400	6,642,410
#	PRIMEDIA, Inc.	295,561	2,281,731
* #	Princeton Review, Inc.	275,609	2,287,555
* #	Progressive Gaming International Corp.	348,423	895,447
*	Proliance International, Inc.	92,420	256,928
*	QEP Co., Inc.	33,487	309,085
* #	Quaker Fabric Corp.	147,950	2,811
* #	Quantum Fuel Systems Technologies Worldwide, Inc.	459,583	321,708
*	Radio One, Inc. Class D	253,017	318,801
* #	Rainmaker Systems, Inc.	138,932	398,735
*	RC2 Corp.	194,880	3,615,024
	RCN Corp.	106,839	1,185,913
*	Reading International, Inc. Class A	149,987	1,426,376
*	Reading International, Inc. Class B	10,140	101,400
*	Red Lion Hotels Corp.	168,696	1,351,255
* #	Red Robin Gourmet Burgers, Inc.	156,691	5,222,511
* #	RedEnvelope, Inc.	85,748	145,772
*	Regent Communications, Inc.	482,407	438,990
*	Rentrak Corp.	104,800	1,163,280
*	Restoration Hardware, Inc.	358,683	1,553,097
*	Retail Ventures, Inc.	414,056	2,786,597
*	Rex Stores Corp.	141,475	2,627,191
*	Riviera Holdings Corp.	66,300	1,512,303
* #	Rockford Corp.	80,475	107,836
* #	Rocky Brands, Inc.	50,100	284,067
*	Rubio’s Restaurants, Inc.	95,838	630,614
	Russ Berrie & Co., Inc.	184,100	2,404,346
* #	Ruth’s Chris Steak House, Inc.	156,041	1,090,727
*	S&K Famous Brands, Inc.	24,600	160,515
*	Saga Communications, Inc. Class A	144,761	842,509
	Salem Communications Corp.	170,251	561,828
*	Schieb (Earl), Inc.	71,500	232,375
* #	Sharper Image Corp.	113,474	24,964
	Shiloh Industries, Inc.	145,400	1,355,128
*	Shoe Carnival, Inc.	105,320	1,427,086
* #	Shuffle Master, Inc.	239,588	1,974,205
*	Silverleaf Resorts, Inc.	30,700	101,924
	Sinclair Broadcast Group, Inc. Class A	11,174	103,136
* #	Six Flags, Inc.	450,500	887,485
	Skyline Corp.	74,794	2,109,191
* #	Smith & Wesson Holding Corp.	377,134	1,930,926

6

	Sonesta International Hotels Corp. Class A	5,094	$149,611
* #	Source Interlink Companies, Inc.	470,569	795,262
* #	Spanish Broadcasting System, Inc.	368,786	553,179
*	SPAR Group, Inc.	191	243
	Spartan Motors, Inc.	313,585	2,549,446
*	Sport Chalet, Inc. Class A	107,975	480,489
*	Sport Chalet, Inc. Class B	15,525	66,757
	Sport Supply Group, Inc.	94,800	1,076,928
*	Sport-Haley, Inc.	32,100	74,151
	Stage Stores, Inc.	354,974	4,493,971
*	Stamps.com, Inc.	204,998	1,814,232
	Standard Motor Products, Inc.	172,400	1,277,484
	Stanley Furniture, Inc.	32,000	421,120
	Star Buffet, Inc.	16,400	89,380
#	Stein Mart, Inc.	342,095	2,021,781
*	Steinway Musical Instruments, Inc.	79,000	1,952,090
*	Steven Madden, Ltd.	191,350	3,222,334
	Stewart Enterprises, Inc.	472,798	2,822,604
*	Stoneridge, Inc.	196,900	2,122,582
	Strattec Security Corp.	40,900	1,528,024
	Sturm Ruger & Co., Inc.	244,900	1,934,710
* #	Sun-Times Media Group, Inc. Class A	600,400	528,352
#	Superior Industries International, Inc.	250,100	4,341,736
	Superior Uniform Group, Inc.	86,600	857,340
	Syms Corp.	143,200	1,926,040
* #	Syntax-Brillian Corp.	615,653	437,421
#	Systemax, Inc.	351,300	3,804,579
*	Talon International, Inc.	61,300	21,455
	Tandy Brand Accessories, Inc.	60,077	365,268
*	Tandy Leather Factory, Inc.	101,294	278,558
*	Tarragon Corp.	13,800	24,150
*	Tarrant Apparel Group	232,085	185,668
* #	Texas Roadhouse, Inc.	176,092	1,637,656
*	The Hallwood Group, Inc.	4,162	272,694
	The Marcus Corp.	204,760	3,263,874
	The Pep Boys - Manny, Moe & Jack	61,800	706,992
*	The Sports Club Co., Inc.	142,200	188,415
* #	The Steak n Shake Co.	268,600	2,240,124
* #	TiVo, Inc.	939,095	8,151,345
*	Trans World Entertainment Corp.	218,126	870,323
*	Triple Crown Media, Inc.	51,065	201,707
* #	True Religion Apparel, Inc.	215,705	4,406,853
* #	Trump Entertainment Resorts, Inc.	96,651	388,537
#	Tuesday Morning Corp.	219,349	1,182,291
*	Tween Brands, Inc.	80,100	2,370,960
*	Unifi, Inc.	496,400	1,409,776
	Unifirst Corp.	139,982	5,407,505
*	Universal Electronics, Inc.	139,890	3,175,503
* #	Universal Technical Institute, Inc.	276,017	3,450,212
*	Valassis Communications, Inc.	392,700	4,406,094
	Value Line, Inc.	58,011	2,461,987
* #	ValueVision Media, Inc. Class A	366,543	1,928,016
*	Varsity Group, Inc.	111,622	22,213
* #	VCG Holding Corp.	151,800	1,601,490
	Virco Manufacturing Corp.	155,131	921,478

7

*	Voyager Learning Co.	27,100	$189,700
*	Waxman Industries, Inc.	975	6,927
* #	WCI Communities, Inc.	300,400	1,168,556
*	Wells-Gardner Electronics Corp.	90,613	135,919
*	West Marine, Inc.	180,202	1,454,230
	Westwood One, Inc.	516,600	914,382
*	Wet Seal, Inc. Class A	691,614	1,978,016
	Weyco Group, Inc.	20,071	542,519
*	Williams Controls, Inc.	16,592	252,696
*	Wilsons The Leather Experts, Inc.	346,520	232,168
* #	Winmark Corp.	53,798	1,075,422
#	Winnebago Industries, Inc.	183,486	3,682,564
* #	WisdomTree Investments, Inc.	6,700	19,765
* #	WorldSpace, Inc. Class A	18,300	20,496
* #	Xanadoo Co.	566	219,325
#	Xerium Technologies, Inc.	80,982	405,720
*	Young Broadcasting, Inc. Class A	196,237	155,027
Total Consumer Discretionary			546,429,092

Consumer Staples — (3.2%)
	Alico, Inc.	69,000	2,818,650
*	Alliance One International, Inc.	877,124	4,297,908
#	American Italian Pasta Co.	166,700	833,500
#	Andersons, Inc.	176,200	8,151,012
	Arden Group, Inc. Class A	3,861	513,590
*	Atlantic Premium Brands, Ltd.	23,300	30,872
*	Boston Beer Co., Inc. Class A	131,700	4,696,422
*	Bridgford Foods Corp.	91,667	564,669
*	Cagle’s, Inc. Class A	94,800	765,984
	Calavo Growers, Inc.	95,856	1,837,560
#	Cal-Maine Foods, Inc.	208,919	7,207,705
* #	Caribou Coffee Co.	10,142	26,369
	CCA Industries, Inc.	56,230	522,939
#	Chiquita Brands International, Inc.	414,500	8,484,815
	Coca-Cola Bottling Co. Consolidated	43,908	2,401,329
	Coffee Holding Co, Inc.	300	1,305
*	Cuisine Solutions, Inc.	130,816	497,101
*	Darling International, Inc.	785,925	10,924,357
	Diamond Foods, Inc.	111,745	1,832,618
*	Elizabeth Arden, Inc.	277,862	5,062,646
	Farmer Brothers Co.	41,930	936,297
	Glacier Water Services, Inc.	24,500	1,249,500
	Golden Enterprises, Inc.	73,493	197,696
* #	Green Mountain Coffee, Inc.	229,200	6,992,892
	Griffin Land & Nurseries, Inc. Class A	24,000	879,600
*	IGI, Inc.	15,100	26,425
#	Imperial Sugar Co.	92,680	1,779,456
	Ingles Market, Inc. Class A	113,498	2,725,087
*	Integrated Biopharma, Inc.	116,875	363,481
	Inter Parfums, Inc.	200,313	3,253,083
	J & J Snack Foods Corp.	181,697	4,478,831
*	Katy Industries, Inc.	76,100	144,590
	Lance, Inc.	302,509	5,067,026
* #	Lifeway Foods, Inc.	133,457	1,393,291
#	Mannatech, Inc.	253,670	1,973,553

8

* #	Maui Land & Pineapple Co., Inc.	73,210	$1,915,174
* #	Medifast, Inc.	123,000	516,600
#	MGP Ingredients, Inc.	152,173	976,951
*	Monterey Pasta Co.	162,493	446,856
#	Nash Finch Co.	126,284	4,428,780
#	National Beverage Corp.	450,402	3,296,943
*	Natural Alternatives International, Inc.	61,798	562,980
* #	Natural Health Trends Corp.	59,195	58,011
#	Nature’s Sunshine Products, Inc.	153,100	1,377,900
	Oil-Dri Corp. of America	70,375	1,361,756
*	Omega Protein Corp.	145,547	1,542,798
*	Orchids Paper Products Co.	1,200	9,252
*	Pantry, Inc.	8,800	211,728
*	Parlux Fragrances, Inc.	181,000	611,780
* #	Peet’s Coffee & Tea, Inc.	135,649	3,175,543
*	Pizza Inn, Inc.	39,700	105,999
*	Prestige Brands Holdings, Inc.	233,775	1,802,405
	PriceSmart, Inc.	271,921	6,596,803
*	Pyramid Breweries, Inc.	82,298	178,587
#	Reddy Ice Holdings, Inc.	60,800	1,433,056
*	Redhook Ale Brewery, Inc.	72,600	376,794
#	Reliv International, Inc.	160,559	1,075,745
	Rocky Mountain Chocolate Factory, Inc.	79,954	1,014,616
#	Sanderson Farms, Inc.	197,109	6,871,220
*	Sanfilippo (John B.) & Son, Inc.	75,747	706,720
*	Scheid Vineyards, Inc.	2,900	94,540
	Schiff Nutrition International, Inc.	83,928	509,443
	Scope Industries	16,650	1,398,600
*	Seneca Foods Corp. Class A	2,950	59,118
*	Seneca Foods Corp. Class B	7,111	151,464
	Spartan Stores, Inc.	211,866	4,466,135
* #	Spectrum Brands, Inc.	482,600	1,814,576
* #	Star Scientific, Inc.	716,798	1,333,244
	Stephan Co.	33,500	100,500
	Tasty Baking Co.	80,500	551,425
*	Tofutti Brands, Inc.	52,277	141,148
*	TreeHouse Foods, Inc.	79,500	1,762,515
	United-Guardian, Inc.	39,320	403,030
* #	USANA Health Services, Inc.	174,170	5,430,621
*	Vermont Pure Holdings, Ltd.	20,600	32,754
	Village Super Market, Inc.	18,560	820,352
*	Vita Food Products, Inc.	100	39
	WD-40 Co.	165,858	5,154,867
* #	Winn-Dixie Stores, Inc.	6,000	98,100
*	Zapata Corp.	119,982	845,873
Total Consumer Staples			158,755,500

Energy — (4.1%)
* #	Abraxas Petroleum Corp.	486,100	1,822,875
	Adams Resources & Energy, Inc.	68,250	1,689,187
* #	Allis-Chalmers Energy, Inc.	335,700	4,236,534
* #	American Oil & Gas, Inc.	381,607	1,831,714
* #	Arena Resources, Inc.	140,072	5,670,115
	Barnwell Industries, Inc.	74,626	809,692
*	Basic Energy Services, Inc.	265,600	5,620,096

9

*	Bolt Technology Corp.	83,130	$1,445,631
*	Boots & Coots International Well Control, Inc.	567,362	851,043
* #	BPZ Resources, Inc.	132,942	2,096,495
*	Brigham Exploration Co.	411,871	3,216,713
*	Bronco Drilling Co., Inc.	144,216	2,280,055
*	Cal Dive International, Inc.	4,036	42,055
*	Callon Petroleum Co.	195,500	3,605,020
	CARBO Ceramics, Inc.	8,900	328,766
*	Carrizo Oil & Gas, Inc.	368	21,252
*	Catalytica Energy Systems, Inc.	8,358	48,560
	CKX Lands, Inc.	5,967	71,007
*	Clayton Williams Energy, Inc.	111,180	4,208,163
* #	Contango Oil & Gas Co.	61,869	3,978,177
*	Credo Petroleum Corp.	2,300	24,265
*	Dawson Geophysical Co.	75,050	4,943,543
* #	Dune Energy, Inc.	372,110	658,635
* #	Edge Petroleum Corp.	215,974	1,036,675
* #	Endeavour International Corp.	781,460	1,015,898
*	Energy Partners, Ltd.	120,212	1,293,481
*	Evolution Petroleum Corp.	25,960	119,416
* #	FX Energy, Inc.	352,192	1,651,780
* #	Gasco Energy, Inc.	757,800	1,970,280
* #	Goodrich Petroleum Corp.	223,100	5,383,403
	Gulf Island Fabrication, Inc.	138,349	4,035,640
* #	Gulfport Energy Corp.	330,742	4,775,914
*	Harvest Natural Resources, Inc.	487,800	5,980,428
*	HKN, Inc.	10,301	89,516
*	Houston American Energy Corp.	266,977	1,139,992
*	Infinity, Inc.	136,487	60,054
* #	James River Coal Co.	76,131	1,288,898
	Lufkin Industries, Inc.	106,979	6,114,920
*	Matrix Service Co.	252,394	5,133,694
* #	McMoran Exploration Co.	265,100	4,453,680
*	Meridian Resource Corp.	810,972	1,257,007
*	Mexco Energy Corp.	1,400	5,726
*	Mitcham Industries, Inc.	94,300	1,664,395
*	NATCO Group, Inc. Class A	170,198	8,109,935
* #	National Coal Corp.	145,689	761,953
*	Natural Gas Services Group	103,600	2,320,640
*	Newpark Resources, Inc.	880,469	3,900,478
* #	Ngas Resources, Inc.	53,365	326,060
* #	OMNI Energy Services Corp.	171,145	698,272
* #	Pacific Ethanol, Inc.	394,786	1,958,139
	Panhandle Royalty Co.	48,012	1,465,806
*	Parallel Petroleum Corp.	346,786	6,408,605
*	Parker Drilling Co.	469,700	3,114,111
*	Petroleum Development Corp.	144,778	10,099,713
*	PetroQuest Energy, Inc.	458,562	7,226,937
*	PHI, Inc. (69336T106)	2,314	73,620
*	PHI, Inc. (69336T205)	114,859	3,475,633
*	Pioneer Drilling Co.	378,705	5,078,434
* #	PowerSecure International, Inc.	151,500	2,016,465
*	Pyramid	4,576	15,009
*	Quest Resource Corp.	142,239	1,009,897
* #	Rentech, Inc.	1,286,825	1,621,399

10

*	Royale Energy, Inc.	52,230	$181,238
* #	SulphCo, Inc.	647,100	2,724,291
*	Superior Well Services, Inc.	167,894	4,340,060
* #	Syntroleum Corp.	492,496	344,747
*	T-3 Energy Services, Inc.	76,295	3,766,684
* #	Teton Energy Corp.	148,193	718,736
*	TGC Industries, Inc.	157,111	1,250,604
* #	Toreador Resources Corp.	158,909	1,490,566
* #	Transmeridian Exploration, Inc.	831,700	1,039,625
* #	Trico Marine Services, Inc.	145,226	5,739,332
* #	Tri-Valley Corp.	225,222	1,430,160
* #	TXCO Resources, Inc.	326,057	4,538,713
*	Union Drilling, Inc.	141,054	2,823,901
* #	Uranium Resources, Inc.	161,892	1,534,736
* #	VAALCO Energy, Inc.	534,600	2,384,316
* #	Verenium Corp.	476,046	1,423,378
* #	Warren Resources, Inc.	477,074	6,383,250
* #	Westmoreland Coal Co.	86,167	1,376,949
*	Westside Energy Corp.	185,798	544,388
	World Fuel Services Corp.	51,719	1,617,770
Total Energy			203,304,940

Financials — (12.6%)
*	1st Constitution Bancorp	8,410	114,376
	1st Independence Financial Group, Inc.	6,285	100,874
	1st Source Corp.	204,017	3,562,137
#	21st Century Holding Co.	74,434	972,108
	Abigail Adams National Bancorp, Inc.	12,062	125,083
	Abington Bancorp, Inc.	7,851	78,746
	Access National Corp.	40,641	310,497
	Advance America Cash Advance Centers, Inc.	7,000	52,010
	Advanta Corp. Class A	4,178	29,664
	Affirmative Insurance Holdings, Inc.	41,508	370,251
	Alliance Bancorp, Inc. of Pennsylvania	2,120	18,889
	Alliance Financial Corp.	10,008	254,203
*	Alphatec Holdings, Inc.	16,222	93,763
*	AmComp, Inc.	11,764	144,109
	Amcore Financial, Inc.	234,932	4,562,379
	Ameriana Bancorp	20,650	181,100
	American Bancorp of New Jersey, Inc.	78,536	843,477
	American Equity Investment Life Holding Co.	509,800	4,868,590
*	American Independence Corp.	18,018	144,144
	American National Bankshares, Inc.	8,902	197,446
	American Physicians Capital, Inc.	98,047	4,326,814
	American Physicians Services Group, Inc.	36,700	693,630
	American River Bankshares	57,206	972,502
*	American Spectrum Realty, Inc.	1,393	35,870
	American West Bancorporation	138,113	1,219,538
	Ameris Bancorp	121,250	1,724,175
* #	Amerisafe, Inc.	129,699	1,705,542
*	AmeriServe Financial, Inc.	189,054	548,257
#	Anchor Bancorp Wisconsin, Inc.	216,528	4,098,875
	Arrow Financial Corp.	105,400	2,194,428
	ASB Financial Corp.	4,400	67,650
#	Asset Acceptance Capital Corp.	288,037	2,808,361

11

#	ASTA Funding, Inc.	136,969	$2,216,158
*	Atlantic American Corp.	159,332	246,965
	Atlantic Coast Federal Corp.	55,512	549,569
*	Auburn National Bancorporation, Inc.	2,840	65,036
*	B of I Holding, Inc.	100	615
	Baldwin & Lyons, Inc. Class A	630	14,953
	Baldwin & Lyons, Inc. Class B	84,185	2,050,747
	BancFirst Corp.	152,633	6,430,428
*	Bancinsurance Corp.	39,480	203,519
	Bancorp Rhode Island, Inc.	21,444	749,897
#	BancTrust Financial Group, Inc.	2,242	24,640
	Bank of Commerce Holdings	24,987	212,389
*	Bank of Florida Corp.	83,250	779,220
	Bank of Granite Corp.	144,524	1,725,617
	Bank of the Ozarks, Inc.	158,935	3,758,813
	BankFinancial Corp.	212,776	3,025,675
	Banner Corp.	127,956	2,771,527
	Bar Harbor Bankshares	8,737	271,721
	BCB Bancorp, Inc.	4,358	65,697
*	Beach First National Bancshares, Inc.	44,647	613,896
	Benjamin Franklin Bancorp, Inc.	700	9,849
	Berkshire Bancorp, Inc.	3,505	53,662
	Berkshire Hills Bancorp, Inc.	83,135	1,883,008
	Beverly Hills Bancorp, Inc.	193,155	956,117
	Beverly National Corp.	900	17,460
*	BFC Financial Corp.	166,730	208,412
*	BNCCORP., Inc.	12,585	163,605
*	BNS Holding, Inc.	26,480	370,720
#	Boston Private Financial Holdings, Inc.	36,394	501,145
*	Bridge Capital Holdings	24,959	531,876
*	Broadpoint Securities Group, Inc.	110,420	176,672
	Brooke Corp.	90,649	544,800
	Brookline Bancorp, Inc.	459,669	4,417,419
	Brooklyn Federal Bancorp, Inc.	3,772	49,149
*	Brunswick Bancorp	120	1,144
	Bryn Mawr Bank Corp.	36,539	716,164
#	C&F Financial Corp.	10,326	309,677
* #	CabelTel International Corp.	3,430	5,985
	Cadence Financial Corp.	15,516	237,860
	California First National Bancorp	80,050	840,525
	Camco Financial Corp.	25,447	279,408
	Camden National Corp.	65,556	2,080,092
	Capital Bank Corp.	8,443	84,768
#	Capital City Bank Group, Inc.	133,273	3,586,376
	Capital Corp. of the West	97,918	1,346,372
	Capital Properties, Inc.	1,008	19,858
#	Capital Southwest Corp.	4,918	541,275
#	Capitol Bancorp, Ltd.	154,490	2,876,604
	Cardinal Financial Corp.	223,885	1,779,886
	Carrollton Bancorp	1,250	16,250
	Carver Bancorp, Inc.	6,994	100,714
	Cascade Financial Corp.	19,997	253,162
	Cash America International, Inc.	37,100	1,200,556
* #	Cash Systems, Inc.	168,056	675,585
* #	Centennial Bank Holdings, Inc.	219,159	1,299,613

12

#	Center Bancorp, Inc.	127,896	$1,426,040
	Center Financial Corp.	150,354	1,462,944
#	Centerstate Banks of Florida, Inc.	18,801	251,933
	Central Bancorp, Inc.	10,000	192,600
	Central Virginia Bankshares, Inc.	5,919	108,022
	Centrue Financial Corp.	11,971	229,963
	Century Bancorp, Inc. Class A	10,148	208,034
	CFS Bancorp, Inc.	101,673	1,455,957
	Charter Financial Corp.	750	24,375
#	Chemical Financial Corp.	235,414	5,230,899
*	Chicopee Bancorp, Inc.	700	9,219
	Citizens Community Bancorp, Inc.	100	895
	Citizens First Bancorp, Inc.	79,838	1,006,757
	Citizens First Corp.	1,300	12,831
	Citizens Holding Co.	1,212	23,028
	Citizens South Banking Corp.	48,838	497,659
* #	Citizens, Inc.	388,983	2,197,754
	City Holding Co.	174,419	6,495,364
*	Clayton Holdings, Inc.	37,900	164,107
*	CNA Surety Corp.	334,342	4,717,566
#	CNB Financial Corp.	15,405	209,508
#	CoBiz Financial, Inc.	191,894	2,358,377
	Codorus Valley Bancorp, Inc.	7,728	127,898
*	Colonial Bankshares, Inc.	2,830	27,734
#	Colony Bankcorp, Inc.	33,858	440,154
	Columbia Banking System, Inc.	159,361	3,679,645
	Comm Bancorp, Inc.	2,876	125,394
*	Command Security Corp.	600	2,490
	Commercial National Financial Corp.	3,800	64,790
	Commonwealth Bankshares, Inc.	13,452	242,001
* #	Community Bancorp	33,980	417,954
	Community Bank System, Inc.	282,197	6,236,554
	Community Bankshares, Inc.	6,030	75,978
	Community Capital Corp.	3,042	46,999
	Community Trust Bancorp, Inc.	150,480	4,070,484
	Community West Bancshares	26,455	234,524
	Compass Diversified Holdings	39,243	533,705
#	Consolidated-Tokoma Land Co.	51,100	2,631,650
* #	Consumer Portfolio Services, Inc.	208,967	656,156
	Cooperative Bankshares, Inc.	24,250	272,812
*	Core-Mark Holding Co., Inc.	28,128	747,361
#	Corus Bankshares, Inc.	76,837	793,726
*	Cowen Group, Inc.	99,876	749,070
*	Cowlitz Bancorporation	8,003	70,106
	Crawford & Co. Class A	107,389	402,709
	Crawford & Co. Class B	138,512	570,669
#	CVB Financial Corp.	186,253	1,711,665
*	Dearborn Bancorp, Inc.	21,086	147,391
#	Delta Financial Corp.	219,200	12,056
	Dime Community Bancshares	346,112	5,267,825
*	Dollar Financial Corp.	219,451	4,931,064
	Donegal Group, Inc. Class A	180,377	2,943,753
	Donegal Group, Inc. Class B	34,026	631,182
	Eastern Insurance Holdings, Inc.	8,570	140,205
	Eastern Virginia Bankshares, Inc.	3,991	69,723

13

	ECB Bancorp, Inc.	2,822	$74,783
	EMC Insurance Group, Inc.	133,763	2,958,838
* #	Encore Capital Group, Inc.	207,755	1,533,232
* #	Enstar Group, Ltd.	2,522	247,131
	Enterprise Bancorp, Inc.	519	6,643
#	Enterprise Financial Services Corp.	82,695	1,654,727
#	Epoch Holding Corp.	75,975	851,680
	ESB Financial Corp.	97,688	1,006,186
	Evans Bancorp, Inc.	4,630	76,395
*	Exlservice Holdings, Inc.	94,267	2,010,715
*	EZCORP, Inc. Class A	275,700	3,233,961
#	F.N.B. Corp.	151,431	2,076,119
	Farmers Capital Bank Corp.	800	20,240
	Federal Agriculture Mortgage Corp. Class A	2,900	51,968
	Federal Agriculture Mortgage Corp. Class C	86,200	2,072,248
#	Federal Trust Corp.	5,930	12,453
	Fidelity Bancorp, Inc.	3,316	50,801
	Fidelity Southern Corp.	82,500	655,875
	Financial Federal Corp.	272,250	5,866,987
*	Financial Industries Corp.	9,148	61,749
	Financial Institutions, Inc.	45,708	846,055
*	First Acceptance Corp.	437,902	1,427,561
#	First Bancorp	142,162	2,517,689
	First Bancorp of Indiana, Inc.	900	10,710
*	First Bancshares, Inc.	891	14,523
*	First Bancshares, Inc.	360	7,486
*	First Bank of Delaware	50,014	133,787
#	First Busey Corp.	241,633	4,520,953
	First Business Financial Services, Inc.	1,159	20,282
*	First California Financial Group, Inc.	2,842	23,873
*	First Cash Financial Services, Inc.	318,654	2,979,415
#	First Charter Corp.	330,970	8,012,784
#	First Commonwealth Financial Corp.	283,400	2,998,372
	First Community Bancshares, Inc.	109,410	3,462,826
	First Defiance Financial Corp.	68,992	1,355,003
	First Federal Bancshares of Arkansas, Inc.	46,800	702,000
	First Federal Bankshares, Inc.	1,350	19,453
	First Federal of Northern Michigan Bancorp, Inc.	2,300	16,583
	First Financial Bancorp	375,426	4,351,187
#	First Financial Bankshares, Inc.	145,421	5,507,093
#	First Financial Corp.	122,845	3,224,681
	First Financial Holdings, Inc.	122,500	2,781,975
	First Financial Service Corp.	13,950	322,942
	First Franklin Corp.	2,153	19,700
*	First Investors Financial Services Group, Inc.	43,200	236,520
*	First Keystone Financial, Inc.	16,800	225,624
	First M&F Corp.	15,289	232,546
*	First Mariner Bancorp, Inc.	23,940	150,583
	First Merchants Corp.	167,116	4,513,803
* #	First National Bancshares, Inc.	2,956	34,733
	First National Lincoln Corp.	13,148	190,646
	First Niagara Financial Group, Inc.	12,153	138,788
	First PacTrust Bancorp, Inc.	18,657	316,236
	First Place Financial Corp.	158,911	1,948,249
*	First Regional Bancorp	116,649	1,867,550

14

	First Security Group, Inc.	17,611	$159,732
#	First South Bancorp, Inc.	59,911	1,179,048
	First State Bancorporation	179,336	2,130,512
	First State Financial Corp.	13,485	104,037
	First United Corp.	22,753	441,408
	First West Virginia Bancorp, Inc.	1,000	17,650
	Firstbank Corp.	32,527	440,416
*	FirstCity Financial Corp.	106,795	940,864
#	Flagstar Bancorp, Inc.	298,800	2,139,408
	Flushing Financial Corp.	201,469	3,283,945
	FNB United Corp.	19,043	220,899
*	FPIC Insurance Group, Inc.	93,997	4,104,849
* #	Franklin Bank Corp.	155,974	598,940
* #	Franklin Credit Management Corp.	18,500	15,725
#	Frontier Financial Corp.	110,171	1,650,362
	Gateway Financial Holdings, Inc.	103,567	1,185,842
#	GB&T Bancshares, Inc.	128,167	1,140,686
	German American Bancorp, Inc.	35,365	445,245
	Glacier Bancorp, Inc.	25,411	436,815
*	Golfsmith International Holdings, Inc.	1,000	3,000
	Gouverneur Bancorp, Inc.	900	8,325
	Great Pee Dee Bancorp, Inc.	1,585	31,240
	Great Southern Bancorp, Inc.	135,067	2,424,453
*	Greater Atlantic Financial Corp.	200	1,020
	Greater Community Bancorp	9,278	142,046
	Greene Bancshares, Inc.	98,331	1,791,591
	Grubb & Ellis Co.	252,149	1,671,748
	GS Financial Corp.	8,006	132,659
	Guaranty Federal Bancshares, Inc.	25,414	679,824
	Habersham Bancorp	740	10,915
*	Hallmark Financial Services, Inc.	82,620	973,264
	Hanmi Financial Corp.	92,906	708,873
	Harleysville Group, Inc.	32	1,075
#	Harleysville National Corp.	264,106	3,509,969
	Harleysville Savings Financial Corp.	3,362	47,034
	Harrington West Financial Group, Inc.	9,629	100,334
	Hawthorn Bancshares, Inc.	1,759	47,933
#	Heartland Financial USA, Inc.	39,563	703,430
#	Hercules Technology Growth Capital, Inc.	240,892	2,864,206
	Heritage Commerce Corp.	114,368	1,884,785
	Heritage Financial Corp.	87,885	1,721,667
	Heritage Financial Group	300	3,678
	HF Financial Corp.	33,192	549,328
	Hingham Institution for Savings	7,370	216,309
	HMN Financial, Inc.	37,046	895,772
#	Home Bancshares, Inc.	39,970	798,601
	Home Federal Bancorp, Inc. (436926109)	37,400	865,810
	Home Federal Bancorp, Inc. (43710G105)	1,790	20,316
	HopFed Bancorp, Inc.	4,655	65,682
	Horace Mann Educators Corp.	23,400	406,692
	Horizon Bancorp	2,182	50,186
	Horizon Financial Corp.	117,723	1,506,854
* #	HouseValues, Inc.	500	1,305
	IBERIABANK Corp.	108,162	4,809,964
	IBT Bancorp, Inc.	6,052	170,666

15

	Imperial Capital Bancorp, Inc.	51,800	$1,158,248
#	Independence Holding Co.	41,288	454,168
	Independent Bank Corp. (MA)	140,701	3,724,355
	Independent Bank Corp. (MI)	214,800	2,096,448
	Infinity Property & Casualty Corp.	159,371	6,401,933
	Integra Bank Corp.	161,455	2,294,276
	Intervest Bancshares Corp.	70,600	938,980
	Investors Title Co.	20,202	967,878
	Irwin Financial Corp.	280,400	2,105,804
	Jefferson Bancshares, Inc.	4,542	48,690
* #	Jesup & Lamont, Inc.	2,025	1,316
#	Kearny Financial Corp.	32,060	343,042
*	Kennedy-Wilson, Inc.	76,600	2,995,060
*	Kent Financial Services, Inc.	49,712	95,944
	Kentucky First Federal Bancorp	11,972	121,216
#	K-Fed Bancorp	21,182	219,446
*	LaBranche & Co., Inc.	166,500	772,560
#	Lakeland Bancorp, Inc.	101,006	1,125,207
	Lakeland Financial Corp.	85,808	1,750,483
	Landmark Bancorp, Inc.	9,792	237,750
	Leesport Financial Corp.	6,527	115,854
	Legacy Bancorp, Inc.	33,125	470,044
#	Life Partners Holdings, Inc.	69,663	1,048,428
	Lincoln Bancorp	5,999	71,988
*	Liquidity Services, Inc.	13,300	128,611
	LNB Bancorp, Inc.	13,195	171,667
* #	Loopnet, Inc.	92,758	1,110,313
	LSB Corp.	24,726	419,847
	LSB Financial Corp.	1,504	30,531
#	Macatawa Bank Corp.	154,898	1,428,160
	MainSource Financial Group, Inc.	126,766	1,661,902
*	MarketAxess Holdings, Inc.	292,095	2,736,930
* #	Marlin Business Services, Inc.	118,674	1,129,776
	MASSBANK Corp.	34,072	1,328,808
	Mayflower Bancorp, Inc.	2,950	32,819
*	Mays (J.W.), Inc.	2,700	53,757
#	MBT Financial Corp.	168,253	1,421,738
	MCG Capital Corp.	212,452	2,549,424
*	Meadowbrook Insurance Group, Inc.	251,534	2,002,211
	Medallion Financial Corp.	161,000	1,595,510
#	Mercantile Bancorp, Inc.	4,696	85,467
	Mercantile Bank Corp.	34,131	460,768
	Mercer Insurance Group, Inc.	59,656	1,049,946
	Merchants Bancshares, Inc.	62,524	1,441,803
	Meta Financial Group, Inc.	19,423	523,256
	MetroCorp Bancshares, Inc.	54,668	737,471
	MFB Corp.	8,845	309,929
	MicroFinancial, Inc.	69,540	375,516
	Mid Penn Bancorp, Inc.	2,157	55,003
	Midland Co.	88,253	5,702,909
#	MidSouth Bancorp, Inc.	15,250	337,025
#	Midwest Banc Holdings, Inc.	216,843	2,226,978
	MidWestOne Financial Group, Inc.	2,268	37,104
	Monroe Bancorp	8,374	117,487
*	Move, Inc.	1,396,321	3,504,766

16

	MutualFirst Financial, Inc.	15,571	$214,880
	Nara Bancorp, Inc.	255,746	2,802,976
#	National Interstate Corp.	106,747	2,937,677
#	National Penn Bancshares, Inc.	339,520	5,435,715
	National Security Group, Inc.	12,602	194,071
	National Western Life Insurance Co. Class A	5,851	1,042,356
	Naugatuck Valley Financial Corp.	1,566	14,485
*	Navidec Financial, Inc.	3,516	3,868
*	Navigators Group, Inc.	150,925	8,260,125
	NBT Bancorp, Inc.	335,433	6,430,251
*	New Century Bancorp, Inc.	890	7,645
	New England Bancshares, Inc.	2,680	29,601
	New Hampshire Thrift Bancshares, Inc.	18,818	247,457
	New Westfield Financial, Inc.	41,346	414,287
	NewBridge Bancorp	77,573	747,804
*	Newtek Business Services, Inc.	243,027	262,469
* #	NexCen Brands, Inc.	493,934	1,946,100
*	Nexity Financial Corp.	680	5,154
	North Central Bancshares, Inc.	17,500	587,650
	North Valley Bancorp	9,800	126,518
	Northeast Bancorp	12,600	192,024
	Northeast Community Bancorp, Inc.	5,298	62,251
	Northrim Bancorp, Inc.	57,236	1,232,863
	Northway Financial, Inc.	982	16,792
	Norwood Financial Corp.	2,939	92,667
	NYMAGIC, Inc.	81,344	1,963,644
*	Ocean Shore Holding Co.	5,350	55,506
	OceanFirst Financial Corp.	112,591	1,817,219
* #	Ocwen Financial Corp.	353,332	2,119,992
	Ohio Valley Banc Corp.	2,605	65,125
#	Old Second Bancorp, Inc.	99,705	2,568,401
	Omega Financial Corp.	120,760	3,322,108
* #	Optimumbank Holdings, Inc.	1,567	14,040
	Osage Bancshares, Inc.	890	8,232
	PAB Bankshares, Inc.	25,357	299,720
	Pacific Capital Bancorp	22,645	474,413
	Pacific Continental Corp.	66,124	886,723
	Pacific Mercantile Bancorp	92,217	902,804
*	Pacific Premier Bancorp, Inc.	27,612	224,762
*	Pacific State Bancorp	12,493	161,659
	Pamrapo Bancorp, Inc.	40,181	670,621
	Park Bancorp, Inc.	3,302	66,832
	Park National Corp.	1,696	102,608
	Parkvale Financial Corp.	50,795	1,410,577
	Patriot Capital Funding, Inc.	46,326	484,570
#	Patriot National Bancorp	4,100	65,702
	PAULA Financial	49,300	251,430
#	Peapack-Gladstone Financial Corp.	45,012	1,155,458
*	Penn Treaty American Corp.	198,867	1,143,485
	Penns Woods Bancorp, Inc.	15,670	486,553
*	Pennsylvania Commerce Bancorp, Inc.	44,584	1,181,030
*	Penson Worldwide, Inc.	1,821	18,611
	Peoples Bancorp of Indiana	3,331	50,465
	Peoples Bancorp of North Carolina	12,405	158,784
	Peoples Bancorp, Inc.	96,416	2,094,156

17

	Peoples Community Bancorp	900	$6,291
#	PFF Bancorp, Inc.	116,500	986,755
*	Pico Holdings, Inc.	170,271	5,819,863
	Pinnacle Bancshares, Inc.	2,000	22,000
* #	Pinnacle Financial Partners, Inc.	139,835	3,207,815
*	PMA Capital Corp. Class A	303,756	2,490,799
	Porter Bancorp, Inc.	8,353	150,939
#	Portfolio Recovery Associates, Inc.	156,728	5,723,707
	Preferred Bank	28,949	530,346
	Premier Financial Bancorp, Inc.	13,500	165,645
	Presidential Life Corp.	226,349	3,793,609
	Princeton National Bancorp, Inc.	8,204	223,149
#	PrivateBancorp, Inc.	125,504	3,776,415
	ProCentury Corp.	129,949	2,384,564
	Providence Community Bancshares, Inc.	2,961	53,742
	Provident Bankshares Corp.	40,500	515,565
	Provident Financial Holdings, Inc.	72,400	1,223,560
	Provident Financial Services, Inc.	120,774	1,448,080
	Provident New York Bancorp	413,654	5,423,004
#	Pulaski Financial Corp.	86,052	947,433
#	QC Holdings, Inc.	120,144	986,382
	Rainier Pacific Financial Group, Inc.	51,047	692,708
	Renasant Corp.	144,153	3,035,862
	Republic Bancorp, Inc. Class A	177,655	2,906,436
*	Republic First Bancorp, Inc.	70,617	437,825
	Resource America, Inc.	172,380	2,059,941
*	Rewards Network, Inc.	254,850	1,172,310
	Riverview Bancorp, Inc.	96,249	1,029,864
#	Rockville Financial, Inc.	34,570	392,369
	Rome Bancorp, Inc.	53,296	626,761
#	Royal Bancshares of Pennsylvania, Inc. Class A	22,010	293,833
	Rurban Financial Corp.	2,810	31,472
	S&T Bancorp, Inc.	175,639	4,979,366
#	S.Y. Bancorp, Inc.	131,985	2,899,710
	Safety Insurance Group, Inc.	68,016	2,522,713
	Salisbury Bancorp, Inc.	1,235	37,729
#	Sanders Morris Harris Group, Inc.	183,086	1,634,958
#	Sandy Spring Bancorp, Inc.	152,497	4,149,443
	SCBT Financial Corp.	77,631	2,321,943
*	SCPIE Holdings, Inc.	38,569	1,056,791
*	Seabright Insurance Holdings	165,630	2,467,887
#	Seacoast Banking Corp. of Florida	173,713	1,737,130
#	Security Bank Corp.	63,802	432,578
*	Security National Financial Corp. Class A	6,033	21,115
	Shore Bancshares, Inc.	1,787	37,598
	Shore Financial Corp.	3,360	61,454
	SI Financial Group, Inc.	600	5,784
	Siebert Financial Corp.	42,300	139,167
#	Sierra Bancorp	89,538	2,002,965
*	Signature Bank	43,615	1,155,797
	Simmons First National Corp. Class A	138,653	3,542,584
	Smithtown Bancorp, Inc.	14,160	292,404
#	South Street Financial Corp.	2,945	20,100
*	Southcoast Financial Corp.	25,788	349,427
	Southern Community Financial Corp.	44,316	326,609

18

*	Southern Connecticut Bancorp, Inc.	5,900	$42,480
*	Southern First Bancshares, Inc.	18,031	265,957
	SouthFirst Bancshares, Inc.	100	980
#	Southside Bancshares, Inc.	83,659	1,737,597
	Southwest Bancorp, Inc.	139,840	2,264,010
	Southwest Georgia Financial Corp.	7,416	132,524
	State Bancorp, Inc.	105,576	1,369,321
	StellarOne Corp.	46,667	807,346
	Sterling Bancorp	309,669	4,360,140
	Sterling Bancshares, Inc.	632,637	5,889,850
#	Sterling Financial Corp. (PA)	163,600	2,737,028
	Stewart Information Services Corp.	52,200	1,553,994
* #	Stifel Financial Corp.	137,583	5,997,243
*	Stratus Properties, Inc.	64,359	1,887,006
	Suffolk Bancorp	99,389	2,968,749
* #	Sun American Bancorp	7,880	37,982
*	Sun Bancorp, Inc.	206,176	2,630,806
* #	Superior Bancorp	302,453	1,578,805
	Susquehanna Bancshares, Inc.	17,158	341,273
	Sussex Bancorp	4,060	49,755
	SWS Group, Inc.	268,423	3,057,338
	Taylor Capital Group, Inc.	67,340	1,097,642
	Team Financial, Inc.	3,892	53,671
	Teche Holding Co.	3,715	134,669
* #	Tejon Ranch Co.	164,529	5,824,327
#	Temecula Valley Bancorp, Inc.	73,925	754,035
*	Texas Capital Bancshares, Inc.	171,944	2,572,282
	TF Financial Corp.	17,770	417,595
*	The Bancorp, Inc.	135,000	1,544,400
*	The Intergroup Corp.	6,500	115,408
	The Savannah Bancorp, Inc.	9,318	146,852
#	The Wilber Corp.	14,950	134,550
	Thomas Properties Group, Inc.	35,900	340,332
*	Thomas Weisel Partners Group, Inc.	39,221	345,145
	TIB Financial Corp.	25,472	177,285
*	Tidelands Bancshares, Inc.	5,507	57,410
	TierOne Corp.	163,324	2,400,863
	Timberland Bancorp, Inc.	75,326	958,147
#	Tompkins Financial Corp.	82,112	3,617,034
	Tower Financial Corp.	2,150	24,725
	Tower Group, Inc.	194,624	5,529,268
*	Tradestation Group, Inc.	410,037	3,936,355
* #	Trenwick Group, Ltd.	12,662	13
* #	Triad Guaranty, Inc.	95,939	564,121
	Trico Bancshares	150,603	2,540,673
#	TrustCo Bank Corp. (NY)	535,137	4,628,935
*	Unico American Corp.	114,100	1,083,950
	Union Bankshares Corp.	120,442	2,106,531
	Union Bankshares, Inc.	6,585	127,617
*	United America Indemnity, Ltd.	79,809	1,497,217
	United Bancshares, Inc.	1,640	22,156
*	United Capital Corp.	90,008	2,137,690
	United Community Financial Corp.	263,953	1,464,939
	United Financial Bancorp, Inc.	28,256	324,661
	United Fire & Casualty Co.	62,904	2,160,752

19

*	United PanAm Financial Corp.	150,147	$585,573
#	United Security Bancshares (CA)	87,954	1,178,584
	United Western Bancorp, Inc.	27,927	524,469
	Unity Bancorp, Inc.	30,354	245,564
*	Universal Insurance Holdings, Inc.	99,806	587,857
#	Univest Corporation of Pennsylvania	99,127	2,029,130
#	Vineyard National Bancorp Co.	91,127	821,054
* #	Virginia Commerce Bancorp, Inc.	234,056	2,359,284
*	Waccamaw Bankshares, Inc.	1,778	17,780
	Wainwright Bank & Trust Co.	7,954	99,505
	Washington Banking Co.	71,095	1,039,409
	Washington Trust Bancorp, Inc.	132,221	3,056,950
* #	Wauwatosa Holdings, Inc.	36,946	434,485
	Wayne Savings Bancshares, Inc.	1,789	18,570
	Wesbanco, Inc.	244,944	5,704,746
	West Bancorporation	159,296	2,032,617
	West Coast Bancorp	149,461	2,241,915
* #	Western Alliance Bancorp	16,500	197,670
	Westwood Holdings Group, Inc.	59,835	2,121,749
*	White River Capital, Inc.	400	7,588
	Willow Financial Bancorp, Inc.	146,353	1,198,631
#	Wilshire Bancorp, Inc.	264,376	1,871,782
*	Wilshire Enterprises, Inc.	130,375	391,125
	Wintrust Financial Corp.	78,428	2,646,945
* #	World Acceptance Corp.	177,000	5,377,260
	WSB Holdings, Inc.	44,668	236,294
	WSFS Financial Corp.	12,200	577,670
	WVS Financial Corp.	1,395	22,962
* #	ZipRealty, Inc.	77,547	439,691
Total Financials			622,035,531

Health Care — (13.8%)
*	A.D.A.M., Inc.	5,100	35,496
*	Abaxis, Inc.	200,562	5,844,377
* #	Abiomed, Inc.	269,889	3,859,413
* #	Acadia Pharmaceuticals, Inc.	342,908	3,401,647
*	Accelr8 Technology Corp.	13,267	55,721
*	Accelrys, Inc.	262,039	1,517,206
* #	Accentia Biopharmaceuticals, Inc.	48,960	127,786
* #	Access Pharmaceuticals, Inc.	15,200	34,200
*	Achillion Pharmaceuticals, Inc.	147,200	755,136
* #	Acusphere, Inc.	251,791	158,628
*	Adolor Corp.	294,513	1,345,924
* #	Advanced Life Sciences Holdings, Inc.	280,200	263,388
* #	ADVENTRX Pharmaceuticals, Inc.	524,200	335,488
*	Air Methods Corp.	117,580	4,834,890
* #	Akorn, Inc.	714,437	4,543,819
*	Albany Molecular Research, Inc.	326,551	3,634,513
*	Alexza Pharmaceuticals, Inc.	36,597	231,293
*	Alliance Imaging, Inc.	473,700	4,651,734
*	Allied Healthcare International, Inc.	352,871	719,857
*	Allied Healthcare Products, Inc.	65,800	468,496
*	Allion Healthcare, Inc.	71,116	419,584
* #	Allos Therapeutics, Inc.	651,602	3,642,455
*	Almost Family, Inc.	26,237	562,259

20

* #	Alnylam Pharmaceuticals, Inc.	16,640	$472,576
*	Alteon, Inc.	4,418	10,382
* #	Amag Pharmaceuticals, Inc.	119,140	5,214,758
*	Amedisys, Inc.	58,173	2,488,641
*	America Services Group, Inc.	99,692	721,770
*	American Caresource Holding, Inc.	204	679
*	American Claims Evaluation, Inc.	3,100	2,759
* #	American Dental Partners, Inc.	123,120	1,178,258
	American Shared Hospital Services	35,563	92,464
*	AMICAS, Inc.	434,714	1,138,951
*	AMN Healthcare Services, Inc.	332,900	5,389,651
*	Amsurg Corp.	297,081	7,156,681
	Analogic Corp.	128,346	7,509,524
*	Anesiva, Inc.	107,121	509,896
*	Angeion Corp.	1,294	11,297
*	AngioDynamics, Inc.	170,383	2,824,950
*	Anika Therapeutics, Inc.	104,533	1,257,532
* #	Antigenics, Inc.	429,428	966,213
*	AP Pharma, Inc.	48,350	67,207
*	Aradigm Corp.	29,208	38,262
* #	Arcadia Resources, Inc.	126,700	100,093
* #	Ardea Biosciences, Inc.	50,457	719,012
* #	Arena Pharmaceuticals, Inc.	598,979	4,061,078
* #	Ariad Pharmaceuticals, Inc.	631,834	2,116,644
*	Arqule, Inc.	388,417	1,771,182
* #	Array BioPharma, Inc.	395,379	2,214,122
*	Arrhythmia Research Technology, Inc.	26,575	184,696
* #	Aspect Medical Systems, Inc.	216,544	2,700,304
*	Assisted Living Concepts, Inc.	6,100	36,722
*	AtheroGenics, Inc.	358,831	315,771
*	AtriCure, Inc.	35,950	427,805
	Atrion Corp.	17,983	1,834,266
*	ATS Medical, Inc.	142,500	256,500
*	Avalon Pharmaceuticals, Inc.	74,342	165,039
* #	AVANIR Pharmaceuticals Class A	314,452	380,487
*	Avant Immunotherapeutics, Inc.	331,798	228,941
* #	AVI BioPharma, Inc.	482,772	656,570
*	Avigen, Inc.	262,088	867,511
*	Barrier Therapeutics, Inc.	286,342	1,045,148
* #	Bentley Pharmaceuticals, Inc.	204,950	3,039,409
*	Bioanalytical Systems, Inc.	25,985	159,548
* #	BioCryst Pharmaceuticals, Inc.	285,900	1,137,882
*	Bio-Imaging Technologies, Inc.	110,475	898,162
* #	BioLase Technology, Inc.	230,885	810,406
*	BioMimetic Therapeutics, Inc.	28,823	396,028
*	Bio-Reference Laboratories, Inc.	134,668	3,723,570
* #	BioSante Pharmaceuticals, Inc.	227,470	784,772
*	BioScrip, Inc.	356,462	2,505,928
*	BioSphere Medical, Inc.	173,307	675,897
* #	Bovie Medical Corp.	151,099	894,506
*	Bruker Corp.	485,132	6,631,754
* #	BSD Medical Corp.	208,291	1,133,103
*	Caliper Life Sciences, Inc.	463,931	1,934,592
	Cambrex Corp.	279,840	2,443,003
*	Candela Corp.	224,956	1,028,049

21

*	Cantel Medical Corp.	149,670	$1,649,363
*	Capital Senior Living Corp.	261,688	1,973,128
*	Caraco Pharmaceutical Laboratories, Ltd.	261,762	4,300,750
*	Cardiac Science Corp.	187,226	1,739,330
*	CardioDynamics International Corp.	243,605	75,834
*	Cardiotech International, Inc.	174,860	120,653
* #	Cell Genesys, Inc.	632,533	1,492,778
* #	Cell Therapeutics, Inc.	118,819	158,029
*	Centene Corp.	9,200	164,864
*	Cerus Corp.	283,024	1,768,900
*	Chad Therapeutics, Inc.	23,800	7,379
* #	Clarient, Inc.	44,200	88,842
* #	Clinical Data, Inc.	137,774	2,807,834
* #	Collagenex Pharmaceuticals, Inc.	210,573	3,436,551
* #	Columbia Laboratories, Inc.	434,462	1,064,432
* #	Combimatrix Corp.	19,545	207,372
*	Combinatorx, Inc.	277,918	1,364,577
	Computer Programs & Systems, Inc.	100,981	2,248,847
* #	Conceptus, Inc.	282,206	4,814,434
*	Conmed Corp.	266,279	7,178,882
*	Continucare Corp.	8,250	18,563
* #	Corcept Therapeutics, Inc.	199,501	512,718
* #	Cortex Pharmaceuticals, Inc.	243,740	192,555
*	Corvel Corp.	139,347	4,198,525
*	Critical Therapeutics, Inc.	279,384	304,529
*	Criticare Systems, Inc.	107,480	537,400
*	Cross Country Healthcare, Inc.	304,069	3,302,189
* #	CryoCor, Inc.	62,340	120,316
*	CryoLife, Inc.	247,429	2,328,307
*	CuraGen Corp.	533,496	389,452
*	Curis, Inc.	404,216	586,113
*	Cutera, Inc.	129,828	1,646,219
* #	CV Therapeutics, Inc.	523,992	3,060,113
* #	Cyberonics, Inc.	250,000	3,225,000
* #	Cyclacel Pharmaceuticals, Inc.	196,819	816,799
*	Cynosure, Inc. Class A	70,655	1,690,774
* #	Cypress Bioscience, Inc.	340,354	2,722,832
* #	Cytogen Corp.	132,529	67,590
*	Cytokinetics, Inc.	15,500	52,235
*	Cytomedix, Inc.	66,200	112,540
* #	Cytori Therapeutics, Inc.	144,413	922,799
* #	CytRx Corp.	6,400	11,520
	Datascope Corp.	151,010	5,255,148
*	Daxor Corp.	46,300	479,205
*	Del Global Technologies Corp.	157,042	397,316
* #	Dendreon Corp.	687,460	3,629,789
* #	DepoMed, Inc.	391,048	1,329,563
* #	Dexcom, Inc.	188,288	1,387,683
*	Dialysis Corporation of America	36,005	299,922
*	Digirad Corp.	74,485	214,517
* #	Discovery Laboratories, Inc.	733,463	1,525,603
* #	Durect Corp.	661,389	3,287,103
* #	DUSA Pharmaceuticals, Inc.	158,876	306,631
* #	Dyadic International, Inc.	96,800	27,104
*	Dyax Corp.	579,267	2,519,811

22

* #	Dynacq Healthcare, Inc.	67,234	$342,893
* #	Dynavax Technologies Corp.	369,482	2,298,178
* #	Elite Pharmaceuticals, Inc.	170,713	264,605
*	Emageon, Inc.	122,926	285,188
* #	Emeritus Corp.	209,968	4,648,692
* #	Emisphere Technologies, Inc.	254,928	463,969
*	Encision, Inc.	3,700	7,844
* #	Encysive Pharmaceuticals, Inc.	539,269	1,240,319
* #	Endocare, Inc.	23,766	175,393
*	Endologix, Inc.	411,756	1,301,149
* #	Entremed, Inc.	493,456	449,045
*	Enzo Biochem, Inc.	337,687	3,181,012
* #	Enzon Pharmaceuticals, Inc.	132,200	1,135,598
*	EP Medsystems, Inc.	193,300	313,146
* #	Epicept Corp.	35,693	34,979
* #	EPIX Pharmaceuticals, Inc.	298,596	910,718
*	eResearch Technology, Inc.	532,178	6,364,849
*	etrials Worldwide, Inc.	92,049	234,725
* #	Exact Sciences Corp.	264,863	519,131
*	Exactech, Inc.	100,152	2,628,990
*	Exelixis, Inc.	465,852	2,972,136
*	E-Z-EM, Inc.	108,518	2,256,089
*	Farville, Inc.	12,443	23,766
* #	Five Star Quality Care, Inc.	316,450	2,268,947
* #	Genaera Corp.	29,683	50,461
* #	Genitope Corp.	339,525	227,482
* #	Genomic Health, Inc.	192,364	3,668,381
* #	Genta, Inc.	141,120	65,621
*	Gentiva Health Services, Inc.	273,736	5,901,748
* #	GenVec, Inc.	701,062	799,211
* #	Geron Corp.	721,387	3,549,224
*	Greatbatch, Inc.	218,900	4,677,893
* #	GTC Biotherapeutics, Inc.	145,853	102,097
* #	GTx, Inc.	169,636	2,776,941
* #	Halozyme Therapeutics, Inc.	321,600	1,768,800
* #	Hana Biosciences, Inc.	37,579	28,936
*	Hanger Orthopedic Group, Inc.	178,800	2,072,292
*	Harvard Bioscience, Inc.	302,596	1,388,916
*	Health Grades, Inc.	47,098	257,155
*	HealthAxis, Inc.	5,710	4,568
*	HealthStream, Inc.	212,266	641,043
*	HealthTronics, Inc.	325,205	1,186,998
* #	Hemispherx Biopharma, Inc.	550,400	456,832
*	Hi-Tech Pharmacal Co., Inc.	109,775	1,222,894
*	HMS Holdings Corp.	231,922	6,345,386
* #	Hollis-Eden Pharmaceuticals, Inc.	227,168	429,348
	Hooper Holmes, Inc.	672,769	437,300
*	Human Genome Sciences, Inc.	56,023	331,096
* #	Hythiam, Inc.	119,471	365,581
*	Icagen, Inc.	19,600	34,300
*	ICU Medical, Inc.	137,591	3,692,942
*	Idenix Pharmaceuticals, Inc.	20,046	108,850
* #	Idera Pharmaceuticals, Inc.	154,651	1,580,533
* #	IDM Pharma, Inc.	71,779	157,914
* #	I-Flow Corp.	233,186	3,285,591

23

* #	Immtech International, Inc.	141,446	$113,157
* #	Immunicon Corp.	251,597	271,725
*	ImmunoGen, Inc.	412,276	1,224,460
* #	Immunomedics, Inc.	663,327	1,638,418
*	IMPATH Bankruptcy Liquidating Trust	70,200	120,393
*	Implant Sciences Corp.	99,817	149,726
*	Incyte Corp.	823,007	8,155,999
*	Indevus Pharmaceuticals, Inc.	681,291	3,379,203
*	Infinity Pharmaceuticals, Inc.	119,685	897,638
* #	Inhibitex, Inc.	97,500	78,975
* #	Inovio Biomedical Corp.	366,304	337,000
*	Insite Vision, Inc.	99,217	75,405
* #	Insmed, Inc.	119,993	93,595
*	Inspire Pharmaceuticals, Inc.	427,333	1,918,725
*	IntegraMed America, Inc.	76,638	777,109
* #	Interleukin Genetics, Inc.	91,221	134,095
* #	InterMune, Inc.	309,720	4,360,858
* #	Interpharm Holdings, Inc.	139,900	23,084
* #	Introgen Therapeutics, Inc.	401,004	1,150,881
#	Invacare Corp.	256,974	6,414,071
*	Iridex Corp.	75,054	240,173
*	IRIS International, Inc.	177,276	1,997,901
* #	Isis Pharmaceuticals, Inc.	399,391	5,751,230
* #	Isolagen, Inc.	338,100	209,622
*	IsoRay, Inc.	4,000	4,320
* #	Ista Pharmaceuticals, Inc.	292,733	1,226,551
* #	I-Trax, Inc.	372,455	1,489,820
*	IVAX Diagnostics, Inc.	44,400	25,752
* #	Javelin Pharmaceuticals, Inc.	395,170	1,142,041
*	Kendle International, Inc.	141,840	6,355,850
*	Kensey Nash Corp.	122,700	3,331,305
* #	Keryx Biopharmaceuticals, Inc.	397,294	2,284,441
	Kewaunee Scientific Corp.	19,800	350,262
* #	Kosan Biosciences, Inc.	388,907	773,925
*	La Jolla Pharmaceutical Co.	363,497	905,108
	Landauer, Inc.	89,595	4,282,641
*	Langer, Inc.	18,400	37,536
*	Lannet Co., Inc.	208,170	624,510
#	LCA-Vision, Inc.	122,391	1,686,548
*	Lexicon Pharmaceuticals, Inc.	1,096,915	2,040,262
*	LHC Group, Inc.	120,710	2,052,070
*	Lifecore Biomedical, Inc.	131,197	2,208,046
#	Ligand Pharmaceuticals, Inc. Class B	143,500	486,465
*	Lipid Sciences, Inc.	188,800	96,288
* #	Luminex Corp.	303,813	5,289,384
*	Magyar Bancorp, Inc.	14,544	154,457
* #	Mannkind Corp.	24,883	175,923
* #	Martek Biosciences Corp.	144,997	4,155,614
*	Matria Healthcare, Inc.	211,012	5,300,621
* #	Matrixx Initiatives, Inc.	93,800	1,360,100
*	Maxygen, Inc.	359,381	2,307,226
*	MedCath Corp.	219,005	4,566,254
*	Medical Action Industries, Inc.	154,955	2,916,253
*	Medical Staffing Network Holdings, Inc.	227,000	1,259,850
* #	Medivation, Inc.	127,336	2,038,649

24

*	MEDTOX Scientific, Inc.	79,672	$1,273,955
*	Memory Pharmaceuticals Corp.	270,823	173,327
*	Memry Corp.	287,100	373,230
*	Merge Technologies, Inc.	221,137	117,203
	Meridian Bioscience, Inc.	236,172	8,093,614
*	Merit Medical Systems, Inc.	262,180	4,155,553
*	Metabasis Therapeutics, Inc.	290,653	558,054
*	Metropolitan Health Networks, Inc.	468,252	1,105,075
* #	Micromet, Inc.	130,650	181,604
*	Micrus Endovascular Corp.	117,071	1,656,555
* #	MiddleBrook Pharmaceuticals, Inc.	293,323	1,237,823
* #	Milestone Scientific, Inc.	27,100	26,423
* #	Minrad International, Inc.	434,568	1,012,543
* #	Molina Healthcare, Inc.	60,956	1,929,257
* #	Momenta Pharmaceuticals, Inc.	123,718	1,256,975
* #	Monogram Biosciences, Inc.	789,657	1,152,899
*	MTS Medication Technologies	43,048	535,948
*	MWI Veterinary Supply, Inc.	96,120	3,347,860
*	MZT Holdings, Inc.	130,927	11,783
* #	Nabi Biopharmaceuticals	598,665	2,316,834
* #	Nanogen, Inc.	298,367	179,020
* #	Nastech Pharmaceutical Co., Inc.	197,420	456,040
*	National Dentex Corp.	42,932	600,619
	National Healthcare Corp.	103,884	4,847,227
*	National Medical Health Card Systems, Inc.	51,121	533,703
	National Research Corp.	60,880	1,580,445
*	Natus Medical, Inc.	212,592	4,037,122
* #	Nektar Therapeutics	92,026	639,581
*	Neogen Corp.	135,771	3,664,459
*	Neopharm, Inc.	252,632	154,106
*	Neose Technologies, Inc.	374,618	195,176
*	Neurobiological Technologies, Inc.	2,085	5,442
*	Neurocrine Biosciences, Inc.	368,927	1,848,324
* #	Neurogen Corp.	358,098	569,376
*	Neurometric, Inc.	109,772	266,746
*	Nighthawk Radiology Holdings, Inc.	193,227	2,206,652
* #	NitroMed, Inc.	365,125	405,289
*	NMT Medical, Inc.	118,700	473,613
*	North American Scientific, Inc.	99,500	38,805
* #	Northfield Laboratories, Inc.	243,732	253,481
* #	Northstar Neuroscience, Inc.	68,280	107,200
*	Novacea, Inc.	25,600	69,632
* #	NovaMed, Inc.	219,315	879,453
* #	Novavax, Inc.	550,279	1,540,781
* #	Noven Pharmaceuticals, Inc.	240,127	3,256,122
*	NOVT Corp.	19,302	44,105
* #	NPS Pharmaceuticals, Inc.	440,805	1,745,588
*	Nutraceutical International Corp.	107,037	1,363,651
* #	Nutrition 21, Inc.	1,085	618
*	NuVasive, Inc.	153,156	5,902,632
*	Nuvelo, Inc.	354,782	592,486
*	NxStage Medical, Inc.	231,040	1,367,757
*	Occulogix, Inc.	24,300	1,973
*	Odyssey Healthcare, Inc.	330,171	2,885,695
*	Omnicell, Inc.	284,303	5,401,757

25

*	Omrix Biopharmaceuticals, Inc.	113,586	$2,743,102
* #	Opexa Therapeutics, Inc.	21,985	34,736
*	OraSure Technologies, Inc.	452,018	3,227,409
*	Orchid Cellmark, Inc.	287,604	1,320,102
*	Ore Pharmaceuticals, Inc.	259,660	175,271
*	Orthologic Corp.	336,100	352,905
* #	Oscient Pharmaceuticals Corp.	95,072	192,996
*	Osteotech, Inc.	170,725	746,068
*	Oxigene, Inc.	276,040	524,476
* #	Pain Therapeutics, Inc.	410,909	3,463,963
* #	PainCare Holdings, Inc.	372,904	27,968
*	Palatin Technologies, Inc.	516,581	196,301
*	Palomar Medical Technologies, Inc.	177,971	2,368,794
* #	Panacos Pharmaceuticals, Inc.	456,566	315,031
*	Par Pharmaceutical Companies, Inc.	269,760	4,772,054
*	PDI, Inc.	131,394	1,034,071
* #	Penwest Pharmaceuticals Co.	209,134	644,133
*	Pharmacopia, Inc.	103,050	379,224
* #	Pharmacyclics, Inc.	190,734	221,251
* #	Pharmanet Development Group, Inc.	181,781	5,240,746
*	Phase Forward, Inc.	177,674	2,830,347
*	PHC, Inc.	19,539	52,951
*	PhotoMedex, Inc.	152,162	170,421
*	Pipex Pharmaceuticals, Inc.	9,600	11,520
* #	Poniard Pharmaceuticals, Inc.	16	66
*	Possis Medical, Inc.	168,764	3,277,397
* #	Pozen, Inc.	288,796	3,520,423
* #	Progenics Pharmaceuticals, Inc.	252,425	3,862,103
*	Prospect Medical Holdings, Inc.	32,100	118,128
*	Providence Service Corp.	108,845	3,068,341
* #	ProxyMed, Inc.	121,529	229,690
	Psychemedics Corp.	50,095	826,568
*	QuadraMed Corp.	416,508	812,191
*	Questcor Pharmaceuticals, Inc.	243,509	1,095,791
*	Quidel Corp.	307,000	5,044,010
* #	Quigley Corp.	72,152	382,406
* #	RadNet, Inc.	192,606	1,562,035
*	RegeneRx Biopharmaceuticals, Inc.	16,459	16,459
*	RehabCare Group, Inc.	158,700	3,174,000
*	Renovis, Inc.	266,145	630,764
*	Repligen Corp.	289,573	1,531,841
* #	Repros Therapeutics, Inc.	106,040	888,615
*	Res-Care, Inc.	263,391	5,673,442
*	Retractable Technologies, Inc.	33,500	50,250
*	Rigel Pharmaceuticals, Inc.	240,963	4,775,887
* #	Rochester Medical Corp.	101,576	1,042,170
*	Rockwell Medical Technologies, Inc.	12,120	77,083
*	Rotech Healthcare, Inc.	10,968	4,936
*	RTI Biologics, Inc.	302,085	2,597,931
* #	Rural/Metro Corp.	110,300	297,810
* #	Salix Pharmaceuticals, Ltd.	452,529	3,054,571
* #	Sangamo BioSciences, Inc.	343,507	4,019,032
* #	Santarus, Inc.	460,119	828,214
* #	Savient Pharmaceuticals, Inc.	515,278	11,686,505
*	SciClone Pharmaceuticals, Inc.	452,990	905,980

26

* #	Sciele Pharma, Inc.	344,976	$7,141,003
*	SCOLR Pharma, Inc.	84,300	108,747
*	Seattle Genetics, Inc.	557,925	5,015,746
*	Senesco Technologies, Inc.	23,100	18,480
* #	Senomyx, Inc.	278,963	1,896,948
*	Sequenom, Inc.	329,191	2,301,045
*	SeraCare Life Sciences, Inc.	127,485	669,296
*	SGX Pharmaceuticals, Inc.	7,750	30,768
* #	Signalife, Inc.	25,700	18,247
*	Somanetics Corp.	124,105	3,448,878
* #	Somaxon Pharmaceuticals, Inc.	98,416	473,381
*	Sonic Innovations, Inc.	257,476	1,089,123
* #	SonoSite, Inc.	161,570	4,755,005
*	Sonus Pharmaceuticals, Inc.	12,975	6,098
	Span-American Medical System, Inc.	36,600	452,376
*	Spectranetics Corp.	286,611	2,579,499
*	Spectrum Pharmaceuticals, Inc.	255,548	661,869
*	SRI/Surgical Express, Inc.	46,400	194,416
* #	Staar Surgical Co.	227,575	527,974
* #	StemCells, Inc.	764,823	1,154,883
* #	Stereotaxis, Inc.	288,784	1,666,284
*	Strategic Diagnostics, Inc.	197,317	856,356
*	Sun Healthcare Group, Inc.	420,360	6,196,106
*	Sunesis Pharmaceuticals, Inc.	23,900	33,460
*	SunLink Health Systems, Inc.	33,465	212,503
* #	SuperGen, Inc.	545,346	1,499,702
* #	SurModics, Inc.	180,264	7,962,261
*	Symmetry Medical, Inc.	269,982	4,805,680
*	Synovis Life Technologies, Inc.	119,202	2,107,491
*	Targacept, Inc.	1,576	12,466
* #	Telik, Inc.	137,780	345,828
* #	Tercica, Inc.	234,266	1,417,309
*	Theragenics Corp.	280,300	1,087,564
*	Third Wave Technologies, Inc.	411,141	3,276,794
*	Thoratec Corp.	229,282	3,326,882
*	Threshold Pharmaceuticals, Inc.	202,520	93,159
* #	Titan Pharmaceuticals, Inc.	382,520	439,898
*	TLC Vision Corp.	46,097	108,789
*	Torreypines Therapeutics, Inc.	1,500	2,865
* #	Trimeris, Inc.	205,654	1,235,981
*	TriZetto Group, Inc.	416,255	8,125,298
*	U.S. Physical Therapy, Inc.	113,006	1,497,330
*	Urologix, Inc.	123,100	136,641
* #	Uroplasty, Inc.	41,007	153,776
	Utah Medical Products, Inc.	53,100	1,588,221
*	Vascular Solutions, Inc.	150,435	935,706
* #	Vaxgen, Inc.	129,700	75,226
* #	Vermillion, Inc.	199,606	105,791
*	Via Pharmaceuticals, Inc.	240	697
* #	Vical, Inc.	383,982	1,462,971
*	ViroPharma, Inc.	14,676	134,432
* #	Vision-Sciences, Inc.	23,250	71,610
*	VistaCare, Inc.	152,897	1,310,327
* #	Vital Images, Inc.	166,379	2,638,771
	Vital Signs, Inc.	129,553	6,587,770

27

* #	Vivus, Inc.	570,937	$3,345,691
*	Vnus Medical Technologies	59,569	1,113,345
*	Volcano Corp.	17,526	214,869
* #	Wright Medical Group, Inc.	313,644	8,255,110
	Young Innovations, Inc.	77,342	1,650,478
*	Zila, Inc.	263,249	147,419
*	Zoll Medical Corp.	196,158	4,880,411
* #	Zymogenetics, Inc.	279,941	2,796,611
Total Health Care			684,486,064

Industrials — (14.0%)
* #	3-D Systems Corp.	176,164	2,547,331
*	A. T. Cross Co. Class A	135,037	1,053,289
	AAON, Inc.	212,587	3,509,811
*	ABX Air, Inc.	581,006	1,777,878
*	Acco Brands Corp.	13,200	183,084
*	Accuride Corp.	298,100	2,152,282
	Aceto Corp.	228,797	1,603,867
*	Active Power, Inc.	442,143	795,857
#	Administaff, Inc.	113,778	2,805,765
*	AeroCentury Corp.	3,520	56,320
*	Aerosonic Corp.	34,700	171,765
*	AirNet Systems, Inc.	96,100	172,980
* #	Airtran Holdings, Inc.	507,303	3,662,728
*	Alabama Aircraft Industries	8,074	25,837
	Alamo Group, Inc.	90,749	1,682,486
* #	Allied Defense Group, Inc.	51,940	386,953
	American Ecology Corp.	176,798	4,404,038
*	American Locker Group, Inc.	32,200	125,419
#	American Science & Engineering, Inc.	89,984	4,873,533
* #	American Superconductor Corp.	343,974	7,770,373
#	American Woodmark Corp.	154,920	2,940,382
	Ameron International Corp.	88,994	9,822,268
	Ampco-Pittsburgh Corp.	86,200	3,263,532
#	Amrep Corp.	65,210	2,425,812
#	Angelica Corp.	93,962	1,555,071
*	APAC Customer Services, Inc.	495,143	549,609
	Apogee Enterprises, Inc.	280,770	4,321,050
* #	Applied Energetics, Inc.	781,939	1,837,557
	Applied Signal Technologies, Inc.	120,204	1,430,428
*	Argon ST, Inc.	216,502	3,518,158
	Arkansas Best Corp.	162,953	4,352,475
*	Arotech Corp.	99,723	190,471
	Art’s-Way Manufacturing Co., Inc.	100	1,726
*	Astec Industries, Inc.	198,740	7,524,296
*	Astronics Corp.	67,236	1,327,911
* #	ASV, Inc.	248,042	4,462,276
*	Avalon Holding Corp. Class A	20,575	111,517
*	Axsys Technologies, Inc.	101,363	4,459,972
*	AZZ, Inc.	119,452	4,230,990
#	Badger Meter, Inc.	249,540	9,524,942
*	Baker (Michael) Corp.	85,237	2,454,826
*	Baldwin Technology Co., Inc. Class A	131,900	344,259
#	Barrett Business Services, Inc.	110,289	1,786,682
*	Beacon Roofing Supply, Inc.	14,461	123,786

28

*	Blount International, Inc.	456,000	$5,440,080
#	BlueLinx Holdings, Inc.	250,800	1,364,352
	Bowne & Co., Inc.	214,283	2,843,535
*	Breeze-Eastern Corp.	94,300	1,033,057
*	BTU International, Inc.	86,300	925,136
* #	Builders FirstSource, Inc.	326,290	2,163,303
* #	Butler International, Inc.	69,690	79,447
#	C&D Technologies, Inc.	230,400	1,257,984
*	Cano Petroleum, Inc.	144,872	948,912
* #	Capstone Turbine Corp.	905,071	1,647,229
#	Cascade Corp.	123,134	5,516,403
*	Casella Waste Systems, Inc. Class A	238,977	2,363,483
* #	CBIZ, Inc.	681,623	6,066,445
	CDI Corp.	198,022	4,505,001
*	CECO Environmental Corp.	121,676	1,104,818
*	Celadon Group, Inc.	225,065	2,025,585
* #	Cenveo, Inc.	46,100	693,344
	Champion Industries, Inc.	96,894	511,600
*	Channell Commercial Corp.	24,400	36,112
*	Chart Industries, Inc.	106,592	3,657,172
	Chase Corp.	77,225	1,822,510
	Chicago Rivet & Machine Co.	20,000	502,000
	CIRCOR International, Inc.	138,180	6,294,099
*	Columbus McKinnon Corp.	184,400	5,281,216
*	Comforce Corp.	80,066	212,175
	Comfort Systems USA, Inc.	400,300	4,763,570
*	Commercial Vehicle Group, Inc.	211,435	1,979,032
*	Competitive Technologies, Inc.	102,100	178,675
	CompX International, Inc.	12,016	99,973
*	COMSYS IT Partners, Inc.	190,136	1,791,081
*	Conrad Industries, Inc.	18,700	258,434
*	Consolidated Graphics, Inc.	123,797	6,584,762
*	Cornell Companies, Inc.	106,200	2,210,022
*	Corrpro Companies, Inc.	42,175	59,045
* #	CoStar Group, Inc.	53,889	2,237,471
*	Covanta Holding Corp.	1	22
*	Covenant Transport Group Class A	91,000	716,170
*	CPI Aerostructures, Inc.	47,933	404,555
*	CRA International, Inc.	115,855	4,400,173
	Cubic Corp.	58,497	1,495,768
*	Devcon International Corp.	29,000	68,150
	Diamond Management & Technology Consultants, Inc.	311,934	1,849,769
*	Distributed Energy Systems Corp.	303,811	151,936
* #	Document Securities Systems, Inc.	132,096	594,432
* #	Double Eagle Petroleum Co.	9,659	163,430
*	Ducommun, Inc.	99,023	2,745,908
*	DXP Enterprises, Inc.	33,666	1,258,435
*	Dynamex, Inc.	104,998	2,427,554
	Dynamic Materials Corp.	111,300	6,342,987
#	Eagle Bulk Shipping, Inc.	320,317	8,530,042
*	Eagle Test Systems, Inc.	121,798	1,275,225
	Eastern Co.	56,968	962,759
	Ecology & Environment, Inc. Class A	15,630	182,871
	Electro Rent Corp.	238,205	3,091,901
#	Encore Wire Corp.	219,225	3,672,019

29

* #	Energy Focus, Inc.	103,463	$524,557
*	EnerSys	175,549	4,035,872
* #	ENGlobal Corp.	247,000	2,282,280
	Ennis, Inc.	251,658	4,016,462
*	EnPro Industries, Inc.	197,900	5,843,987
*	Environmental Tectonics Corp.	60,400	111,740
	Espey Manufacturing & Electronics Corp.	41,000	889,700
*	Evercel, Inc.	2,566	3,054
* #	Exide Technologies	132,980	1,359,056
*	Exponent, Inc.	145,900	4,245,690
*	ExpressJet Holdings, Inc.	497,400	1,208,682
*	EXX, Inc. Class A	9,394	28,652
*	EXX, Inc. Class B	100	303
	Federal Signal Corp.	467,647	5,644,499
*	First Aviation Services, Inc.	1,700	2,295
* #	Flanders Corp.	251,600	1,585,080
*	Flow International Corp.	338,092	2,491,738
*	FLYi, Inc.	1,195	—
*	Fortune Industries, Inc.	3,200	7,680
	Forward Air Corp.	182,025	5,342,434
	Franklin Electric Co., Inc.	57,542	1,897,735
	Freightcar America, Inc.	76,750	3,076,140
* #	Frontier Airlines Holdings, Inc.	278,557	816,172
	Frozen Food Express Industries, Inc.	161,875	1,120,175
* #	FuelCell Energy, Inc.	625,050	4,475,358
*	Furmanite Corp.	330,948	3,633,809
	G & K Services, Inc. Class A	149,828	5,732,419
* #	Gehl Co.	114,303	1,832,277
#	Gencorp, Inc.	555,400	5,776,160
	General Employment Enterprises, Inc.	21,900	31,208
*	GeoEye, Inc.	146,037	4,411,778
*	GeoPetro Resources Co.	2,726	8,096
*	Global Payment Technologies, Inc.	35,300	10,943
#	Gorman-Rupp Co.	165,285	4,512,281
*	GP Strategies Corp.	152,856	1,429,204
	Graham Corp.	32,600	1,254,448
#	Greenbrier Companies, Inc.	149,800	3,936,744
*	Griffon Corp.	295,450	2,614,733
	Hardinge, Inc.	102,200	1,268,302
*	Hawaiian Holdings, Inc.	588,481	3,060,101
#	Healthcare Services Group, Inc.	410,100	8,111,778
#	Heico Corp.	65,663	2,876,039
	Heico Corp. Class A	140,104	5,098,385
	Heidrick & Struggles International, Inc.	165,119	5,652,023
*	Henry Bros. Electronics, Inc.	29,514	141,372
*	Herley Industries, Inc.	127,372	1,527,190
*	Hill International, Inc.	246,397	3,141,562
*	Hirsch International Corp. Class A	4,550	8,509
#	Hi-Shear Technology Corp.	65,001	731,261
*	HQ Sustainable Maritime Industries, Inc.	6,742	89,669
*	Hudson Highland Group, Inc.	248,195	1,849,053
*	Hudson Technologies, Inc.	20,484	27,858
*	Hurco Companies, Inc.	63,300	2,799,126
*	Huttig Building Products, Inc.	161,870	482,373
*	ICT Group, Inc.	147,645	1,268,271

30

*	II-VI, Inc.	279,394	$9,147,360
*	Industrial Distribution Group, Inc.	81,400	796,092
*	Innotrac Corp.	156,400	531,760
* #	Innovative Solutions & Support, Inc.	165,303	1,495,992
* #	Insituform Technologies, Inc. Class A	258,860	3,616,274
#	Insteel Industries, Inc.	168,144	1,810,911
*	Integrated Electrical Services, Inc.	151,776	2,619,654
*	Interline Brands, Inc.	249,015	4,424,997
*	International Shipholding Corp.	56,255	1,072,220
*	Intersections, Inc.	163,946	1,342,718
*	JPS Industries, Inc.	24,500	148,225
*	Kadant, Inc.	108,100	2,713,310
	Kaman Corp. Class A	237,610	5,702,640
	Kelly Services, Inc. Class A	16,471	316,408
	Kelly Services, Inc. Class B	118	2,623
*	Kenexa Corp.	247,427	5,012,871
*	Key Technology, Inc.	49,005	1,730,367
*	Kforce, Inc.	401,879	3,436,065
	Knoll, Inc.	108,529	1,528,088
*	Korn/Ferry International	253,000	4,265,580
*	K-Tron International, Inc.	54,706	6,385,831
*	L.B. Foster Co. Class A	120,700	5,112,852
	L.S. Starrett Co. Class A	41,319	720,603
*	LaBarge, Inc.	211,950	2,763,828
*	Ladish Co., Inc.	142,155	5,074,934
	Lawson Products, Inc.	62,468	1,586,687
*	Layne Christensen Co.	159,000	6,366,360
*	Learning Tree International, Inc.	161,606	2,175,217
*	LECG Corp.	222,675	2,115,413
*	LGL Group, Inc.	39,334	399,240
#	Lindsay Corp.	113,970	8,960,321
*	LMI Aerospace, Inc.	107,266	2,041,272
	LSI Industries, Inc.	260,130	3,457,128
*	Lydall, Inc.	141,300	1,439,847
*	M&F Worldwide Corp.	73,030	2,704,301
*	Mac-Gray Corp.	116,200	1,343,272
*	Magnetek, Inc.	298,299	1,017,200
*	MAIR Holdings, Inc.	151,940	650,303
*	Marten Transport, Ltd.	206,500	2,992,185
	Maxco, Inc.	18,800	61,570
	McGrath Rentcorp.	246,518	5,162,087
# ●	MCSi, Inc.	2,000	—
*	Meadow Valley Corp.	22,900	227,397
*	Media Sciences International, Inc.	11,400	39,900
* #	Medialink Worldwide, Inc.	60,009	135,020
*	Merrimac Industries, Inc.	20,512	146,456
*	Mesa Air Group, Inc.	331,800	802,956
*	Metalline Mining Co.	9,600	23,232
	Met-Pro Corp.	260,261	2,829,037
* #	MFRI, Inc.	63,151	1,023,046
* #	Microvision, Inc.	461,801	1,163,739
* #	Milacron, Inc.	42,943	126,682
* #	Millennium Cell, Inc.	118,277	24,838
*	Miller Industries, Inc.	112,829	1,304,303
*	Misonix, Inc.	62,750	266,688

31

*	Mobile Mini, Inc.	41,700	$776,037
*	Modtech Holdings, Inc.	156,574	75,156
*	Moore Handley, Inc.	1,500	5,250
*	MTC Technologies, Inc.	150,033	3,555,782
	Mueller (Paul) Co.	26,300	1,630,600
	Multi-Color Corp.	101,404	2,192,354
*	M-Wave, Inc.	650	358
*	Nashua Corp.	54,500	626,750
*	National Patent Development Corp.	109,400	262,560
*	National Technical Systems, Inc.	83,600	519,992
*	Navigant Consulting, Inc.	183,927	2,999,849
*	NCI Building Systems, Inc.	130,500	3,959,370
* #	North America Galvanizing & Coatings, Inc.	112,700	637,882
*	NuCo2, Inc.	150,152	4,148,700
* #	Odyssey Marine Exploration, Inc.	448,045	2,195,421
*	Old Dominion Freight Line, Inc.	45,351	1,235,815
#	Omega Flex, Inc.	115,650	1,734,750
*	On Assignment, Inc.	350,304	2,168,382
*	Orbit International Corp.	14,582	116,510
*	P.A.M. Transportation Services, Inc.	96,745	1,402,803
*	Paragon Technologies, Inc.	39,425	242,661
*	Park-Ohio Holdings Corp.	125,525	2,594,602
*	Patrick Industries, Inc.	47,400	373,038
*	Patriot Transportation Holding, Inc.	31,700	2,457,384
*	Peerless Manufacturing Co.	62,342	2,026,115
* #	PGT, Inc.	19,800	67,320
*	Pike Electric Corp.	122,500	1,583,925
* #	Pinnacle Airlines Corp.	217,187	2,434,666
* #	Plug Power, Inc.	674,684	2,030,799
*	Point Blank Solutions, Inc.	399,000	1,512,210
	Portec Rail Products, Inc.	65,593	690,694
*	Powell Industries, Inc.	110,356	4,206,771
*	Power-One, Inc.	787,298	2,046,975
#	Preformed Line Products Co.	27,665	1,305,788
* #	Protection One, Inc.	23,963	209,916
	Providence & Worcester Railroad Co.	14,005	275,198
*	Quality Distribution, Inc.	172,513	529,615
	Quipp, Inc.	14,300	54,698
	Quixote Corp.	87,303	1,226,607
#	Raven Industries, Inc.	349,469	10,232,452
*	RBC Bearings, Inc.	163,625	5,497,800
*	RCM Technologies, Inc.	112,993	599,993
*	Republic Airways Holdings, Inc.	386,391	7,553,944
*	Rush Enterprises, Inc. Class A	239,334	3,546,930
*	Rush Enterprises, Inc. Class B	110,812	1,637,801
*	Saia, Inc.	112,832	1,630,422
	Schawk, Inc.	254,089	4,001,902
*	School Specialty, Inc.	207,467	6,331,893
*	Schuff International, Inc.	53,200	1,436,400
	Servidyne, Inc.	18,810	117,374
	Servotronics, Inc.	24,804	479,957
*	SIFCO Industries, Inc.	52,483	711,669
*	Simclar, Inc.	23,400	95,472
*	SL Industries, Inc.	88,385	1,750,023
*	SmartPros, Ltd.	38,973	220,197

32

*	SPACEHAB, Inc.	6,182	$5,440
*	Sparton Corp.	93,971	449,181
*	Spherion Corp.	474,893	3,077,307
*	Spherix, Inc.	135,435	144,915
* #	Spire Corp.	102,842	1,638,273
*	Standard Parking Corp.	190,180	3,864,458
	Standard Register Co.	232,340	1,986,507
	Standex International Corp.	116,377	2,212,327
*	Sterling Construction Co., Inc.	102,171	2,054,659
	Sun Hydraulics, Inc.	160,570	3,489,186
*	Superior Essex, Inc.	199,863	5,672,112
	Supreme Industries, Inc.	93,883	552,971
	Sypris Solutions, Inc.	167,114	803,818
*	SYS Technologies	108,100	234,577
	TAL International Group, Inc.	217,127	4,531,440
*	Taleo Corp. Class A	135,254	2,577,941
* #	Taser International, Inc.	595,694	6,713,471
*	Team, Inc.	156,000	4,756,440
*	TeamStaff, Inc.	15,450	10,815
	Tech/Ops Sevcon, Inc.	60,800	474,240
	Technology Research Corp.	56,121	163,873
	Tecumseh Products Co. Class A	123,298	2,611,452
*	Tecumseh Products Co. Class B	1,600	28,688
	Tennant Co.	184,600	6,660,368
	Thomas Group, Inc.	37,879	129,167
	Titan International, Inc.	260,689	8,860,819
	Todd Shipyards Corp.	56,106	947,069
*	Trailer Bridge, Inc.	42,500	456,025
*	TRC Companies, Inc.	179,330	909,203
	Tredegar Industries, Inc.	337,450	5,335,085
* #	Trex Co., Inc.	143,400	1,118,520
	Triumph Group, Inc.	15,609	883,313
*	TRM Corp.	153,686	49,180
*	TrueBlue, Inc.	177,900	2,221,971
*	Tufco Technologies, Inc.	4,898	31,494
* #	TurboChef Technologies, Inc.	284,090	2,414,765
	Twin Disc, Inc.	164,400	3,330,744
*	U.S. Home Systems, Inc.	80,559	361,710
* #	Ultralife Batteries, Inc.	141,146	1,991,570
	Universal Forest Products, Inc.	31,176	866,069
* #	Universal Security Instruments, Inc.	23,362	152,554
*	Universal Truckload Services, Inc.	71,381	1,333,397
*	UQM Technologies, Inc.	247,770	540,139
*	USA Truck, Inc.	100,052	1,327,690
* #	Valence Technology, Inc.	67,400	247,358
*	Valpey Fisher Corp.	36,360	172,710
*	Veri-Tek International Corp.	6,450	35,411
*	Versar, Inc.	79,581	473,507
	Viad Corp.	208,359	7,223,807
#	Vicor Corp.	273,354	3,315,784
*	Volt Information Sciences, Inc.	230,256	3,700,214
	VSE Corp.	50,420	1,600,835
	Wabash National Corp.	301,940	2,385,326
	Waste Industries USA, Inc.	133,024	4,867,348
*	WCA Waste Corp.	43,980	268,278

33

*	Westaff, Inc.	152,017	$617,189
*	Willis Lease Finance Corp.	68,237	846,139
* #	Wolverine Tube, Inc.	15,700	9,420
*	Zareba Systems, Inc.	750	2,970
Total Industrials			693,495,745

Information Technology — (16.4%)
* #	8X8, Inc.	84,000	88,200
*	Acacia Research-Acacia Technologies	280,483	1,831,554
* #	Access Integrated Technologies, Inc.	186,582	440,334
*	Acorn Factor, Inc.	86,500	466,235
*	Actel Corp.	247,416	2,931,880
*	ActivIdentity Corp.	433,354	1,330,397
*	Actuate Corp.	598,987	2,875,138
*	Adaptec, Inc.	1,028,638	2,725,891
*	ADDvantage Technologies Group, Inc.	62,629	266,173
*	Adept Technology, Inc.	15,176	138,405
*	Advanced Analogic Technologies, Inc.	386,278	2,510,807
*	Advanced Energy Industries, Inc.	407,372	5,222,509
* #	Advanced Photonix, Inc.	82,398	123,597
*	Aehr Test Systems	67,700	494,210
*	Aetrium, Inc.	94,699	444,138
	Agilysys, Inc.	241,695	3,062,276
*	Airspan Networks, Inc.	404,222	464,855
* ●	Allen Organ Co.	4,700	76,563
	Alliance Semiconductor Corp.	151,255	181,506
*	Allied Motion Technologies, Inc.	34,580	170,652
	American Software, Inc. Class A	277,700	2,360,450
*	AMIS Holdings, Inc.	79,472	541,999
* #	Ampex Corp. Class A	7,565	13,995
*	Amtech Systems, Inc.	72,344	902,130
* #	Anadigics, Inc.	564,960	3,977,318
*	Analysts International Corp.	190,092	254,723
*	Anaren, Inc.	162,146	2,049,525
*	Ansoft Corp.	234,300	5,698,176
*	Answerthink, Inc.	399,644	1,618,558
*	Apogee Technology, Inc.	3,300	1,980
* #	Applied Digital Solutions, Inc.	547,400	454,342
*	Ariba, Inc.	762,420	6,800,786
*	Art Technology Group, Inc.	1,043,954	3,528,565
* #	Ascendia Brands, Inc.	117,595	7,056
*	Astea International, Inc.	21,160	97,336
	Astro-Med, Inc.	68,027	665,984
*	Asyst Technologies, Inc.	476,594	1,677,611
* #	Atari, Inc.	81,814	134,175
	Atlantic Tele-Network, Inc.	33,956	1,044,147
*	Authentidate Holding Corp.	295,902	210,090
*	Autobytel, Inc.	391,202	1,056,245
* #	Avanex Corp.	1,220,990	990,223
	Avici Systems, Inc.	138,942	1,065,685
*	Aviza Technology, Inc.	116,068	108,524
*	Aware, Inc.	218,179	870,534
*	Axcelis Technologies, Inc.	1,005,230	5,780,073
*	Axesstel, Inc.	97,500	26,325
*	AXS-One, Inc.	224,400	98,736

34

*	AXT, Inc.	289,963	$1,600,596
* #	Bankrate, Inc.	179,072	7,567,583
	Bel Fuse, Inc. Class A	42,550	1,333,517
	Bel Fuse, Inc. Class B	93,150	2,540,201
*	Bell Industries, Inc.	88,500	70,800
*	Bell Microproducts, Inc.	228,950	766,983
*	Bitstream, Inc.	81,600	432,480
	Black Box Corp.	160,930	4,988,830
*	Blonder Tongue Laboratories, Inc.	76,300	126,658
*	Blue Coat Systems, Inc.	239,874	5,632,242
	Bogen Communications International, Inc.	64,200	362,730
*	Bookham, Inc.	692,066	1,010,416
* #	Borland Software Corp.	698,336	1,361,755
*	Bottomline Technologies, Inc.	243,096	3,121,353
*	BPO Management Services, Inc.	434	176
*	Brightpoint, Inc.	9,808	101,415
*	Broadcaster, Inc.	1,950	273
* #	BroadVision, Inc.	1,336,825	1,604,190
*	BSQUARE Corp.	95,225	411,372
*	Cabot Microelectronics Corp.	234,301	7,846,740
*	CalAmp Corp.	221,484	604,651
*	California Micro Devices Corp.	209,700	671,040
* #	Callidus Software, Inc.	199,706	980,556
*	CallWave, Inc.	182,541	463,654
	CAM Commerce Solutions, Inc.	35,916	1,353,315
*	Captaris, Inc.	271,921	943,566
*	Cascade Microtech, Inc.	6,000	46,020
#	Cass Information Systems, Inc.	34,795	974,260
*	Catalyst Semiconductor, Inc.	149,542	599,663
*	Catapult Communications Corp.	127,358	794,714
*	Centillium Communications, Inc.	351,310	249,430
*	CEVA, Inc.	186,703	1,592,577
*	Checkpoint Systems, Inc.	20,579	498,012
*	Cherokee International Corp.	190,958	410,560
*	Chordiant Software, Inc.	316,181	1,821,203
*	Ciber, Inc.	487,964	2,244,634
*	Ciprico, Inc.	49,200	172,200
*	Cirrus Logic, Inc.	866,516	4,453,892
*	Clarus Corp.	138,650	873,495
*	Clearfield, Inc.	41,400	40,986
	CLST Holdings, Inc.	1,652	595
*	CMGI, Inc.	13,800	158,562
	Cognex Corp.	285,198	5,512,877
	Cohu, Inc.	221,068	3,457,504
	Comarco, Inc.	67,755	312,351
# ●	Commerce One, Inc.	4,800	—
	Communications Systems, Inc.	118,400	1,340,288
*	Computer Task Group, Inc.	178,200	750,222
* #	Comtech Telecommunications Corp.	8,169	354,371
*	Concurrent Computer Corp.	627,992	502,394
* #	Convera Corp.	415,272	789,017
*	CPI International, Inc.	109,756	1,141,462
*	Cray, Inc.	62,070	292,350
*	Credence Systems Corp.	993,702	1,411,057
*	CSG Systems International, Inc.	102,155	1,159,459

35

*	CSP, Inc.	78,328	$476,234
	CTS Corp.	280,819	2,723,944
*	CVD Equipment Corp.	31,867	110,578
*	Cyberoptics Corp.	86,095	897,110
*	Cybersource Corp.	681,245	9,952,989
#	Daktronics, Inc.	98,514	1,702,322
*	Data I/O Corp.	77,000	366,520
*	Datalink Corp.	102,131	413,631
	Dataram Corp.	83,150	272,732
* #	DataTRAK International, Inc.	43,350	77,597
*	Datawatch Corp.	18,488	63,784
*	Delphax Technologies, Inc.	51,200	17,920
*	Digi International, Inc.	232,351	2,446,656
*	Digimarc Corp.	211,333	1,895,657
*	Ditech Networks, Inc.	316,660	864,482
*	Document Sciences Corp.	15,400	226,380
*	Dot Hill Systems Corp.	415,566	1,487,726
*	Double-Take Software, Inc.	35,300	366,767
*	DSP Group, Inc.	275,627	3,197,273
* #	DTS, Inc.	179,451	4,366,043
*	Dynamics Research Corp.	82,812	799,964
*	EarthLink, Inc.	780,292	5,641,511
*	Easylink Services International Corp.	13,900	39,198
* #	Echelon Corp.	376,833	4,231,835
*	EDGAR Online, Inc.	230,999	620,232
*	Edgewater Technology, Inc.	87,868	527,208
*	EFJ, Inc.	228,174	308,035
*	Elecsys Corp.	27,020	159,418
*	Electro Scientific Industries, Inc.	285,786	4,626,875
*	Electroglas, Inc.	192,800	331,616
	Electro-Sensors, Inc.	3,450	17,492
* #	Elixir Gaming Technologies, Inc.	827,744	2,417,012
* #	eLoyalty Corp.	84,791	869,108
* #	EMCORE Corp.	459,541	5,077,928
*	EMS Technologies, Inc.	151,599	4,364,535
*	En Pointe Technologies, Inc.	57,200	135,564
*	Endwave Corp.	111,900	783,300
* #	Enliven Marketing Technologies Corp.	231,455	199,051
*	Entertainment Distribution Co., Inc.	622,309	367,162
*	Entorian Technologies, Inc.	445,218	627,757
*	Entrust, Inc.	597,298	1,499,218
*	Epicor Software Corp.	560,873	6,208,864
*	EPIQ Systems, Inc.	289,576	3,938,234
*	ePlus, Inc.	71,645	716,450
*	eSpeed, Inc.	296,275	3,439,753
*	ESS Technology, Inc.	317,393	482,437
*	Evans & Sutherland Computer Corp.	99,891	100,890
*	Evolving Systems, Inc.	71,600	166,828
*	Exar Corp.	395,970	3,112,324
*	Excel Technology, Inc.	106,096	2,735,155
*	Extreme Networks, Inc.	1,170,472	3,523,121
* #	FalconStor Software, Inc.	489,952	4,076,401
*	Faro Technologies, Inc.	145,602	4,768,466
*	FEI Co.	74,029	1,509,451
* #	Finisar Corp.	78,506	126,395

36

*	Forgent Networks, Inc.	263,300	$205,374
*	Forrester Research, Inc.	224,649	5,984,649
* #	FortuNet, Inc.	2,570	17,656
	Frequency Electronics, Inc.	89,100	765,369
*	FSI International, Inc.	276,071	449,996
*	Gerber Scientific, Inc.	213,689	1,859,094
	Gevity HR, Inc.	245,268	1,711,971
*	Giga-Tronics, Inc.	49,100	72,668
*	Globecomm Systems, Inc.	142,500	1,255,425
*	Goldleaf Financial Solutions, Inc.	170,531	453,612
*	Greenfield Online, Inc.	254,623	3,445,049
*	GSE Systems, Inc.	117,306	1,208,252
*	GTSI Corp.	88,426	726,862
*	Guidance Software, Inc.	16,077	173,310
*	Halifax Corp.	8,650	13,840
*	Harmonic, Inc.	768,602	6,848,244
*	Harris Stratex Networks, Inc. Class A	207,241	2,080,700
*	Hauppauge Digital, Inc.	96,300	414,090
	Heartland Payment Systems, Inc.	17,800	392,134
*	hi/fn, Inc.	127,506	700,008
*	Hutchinson Technology, Inc.	240,529	4,040,887
*	Hypercom Corp.	538,300	1,997,093
*	I.D. Systems, Inc.	101,679	725,988
* #	i2 Technologies, Inc.	205,275	2,668,575
	iBasis, Inc.	345,562	1,402,982
* #	Ibis Technology Corp.	80,230	30,487
*	iCAD, Inc.	37,500	93,750
*	iGATE Capital Corp.	525,324	4,160,566
*	Ikanos Communications	25,541	116,467
* #	ImageWare Systems, Inc.	129,400	174,690
*	I-many, Inc.	320,660	891,435
#	Imergent, Inc.	113,382	1,247,202
*	Immersion Corp.	249,810	2,105,898
*	InFocus Corp.	357,788	640,441
	InfoSpace, Inc.	302,720	3,084,717
	infoUSA, Inc.	382,889	2,913,785
*	Innodata Isogen, Inc.	231,328	1,272,304
*	Innovex, Inc.	156,900	50,208
*	InPlay Technologies, Inc.	8,800	8,888
*	Insight Enterprises, Inc.	59,449	1,042,141
*	Insightful Corp.	40,100	46,115
*	InsWeb Corp.	12,966	144,571
	Integral Systems, Inc.	118,700	2,889,158
*	Integrated Silicon Solution, Inc.	209,476	1,250,572
* #	Intelli-Check, Inc.	120,742	374,300
*	Intelligent Systems Corp.	42,582	132,004
*	Intelligroup, Inc.	116,800	292,000
*	Interactive Intelligence, Inc.	169,465	2,416,571
*	Interlink Electronics, Inc.	100,780	146,131
* #	Internap Network Services Corp.	472,118	3,304,826
*	Internet Capital Group, Inc.	368,125	3,202,688
*	Interphase Corp.	62,700	357,390
*	Intervoice, Inc.	378,755	2,677,798
*	Interwoven, Inc.	420,929	5,703,588
*	Intest Corp.	84,141	180,062

37

*	Intevac, Inc.	209,510	$2,690,108
*	IntriCon Corp.	47,772	326,283
*	INX, Inc.	43,500	348,000
*	Iomega Corp.	519,891	1,585,668
* #	iPass, Inc.	380,440	1,057,623
*	iPCS, Inc.	55,509	1,053,006
*	Iteris, Inc.	114,475	309,083
*	Ixia	288,336	2,165,403
*	IXYS Corp.	322,323	2,272,377
*	Jaco Electronics, Inc.	63,009	74,351
*	JDA Software Group, Inc.	266,911	4,556,171
*	Jupitermedia Corp.	316,551	1,041,453
	Keithley Instruments, Inc.	140,995	1,276,005
*	Kemet Corp.	666,900	3,307,824
*	Key Tronic Corp.	96,300	306,234
*	Keynote Systems, Inc.	113,450	1,229,798
*	Kintera, Inc.	54,204	50,952
*	Kopin Corp.	650,320	1,768,870
*	Kratos Defense & Security Solutions, Inc.	579,804	1,055,243
*	Kulicke & Soffa Industries, Inc.	563,563	2,902,349
*	KVH Industries, Inc.	134,800	1,170,064
*	Lantronix, Inc.	15,000	10,800
*	LaserCard Corp.	115,990	1,076,387
*	Lattice Semiconductor Corp.	1,053,119	2,717,047
*	Leadis Technolgies, Inc.	4,837	9,577
*	LeCroy Corp.	115,888	914,356
*	LightPath Technologies, Inc.	8,650	16,176
*	Lionbridge Technologies, Inc.	543,910	1,930,881
*	Littlefuse, Inc.	204,498	6,374,203
*	Logic Devices, Inc.	45,800	49,464
*	LogicVision, Inc.	152,450	108,087
*	Logility, Inc.	135,800	1,482,936
*	LoJack Corp.	184,140	2,298,067
*	LookSmart, Ltd.	225,420	813,766
*	Loral Space & Communications, Inc.	72,281	1,753,537
*	LTX Corp.	608,826	1,978,685
* #	Lumera Corp.	196,504	467,680
*	Luna Innovations, Inc.	35,238	237,857
*	Magma Design Automation, Inc.	376,370	3,695,953
*	Management Network Group, Inc.	107,667	230,407
*	Manatron, Inc.	115	1,325
*	Manhattan Associates, Inc.	267,770	5,907,006
#	Marchex, Inc. Class B	279,201	2,465,345
*	Mastec, Inc.	636,600	5,544,786
*	Mattson Technology, Inc.	504,517	2,996,831
	Maximus, Inc.	212,800	7,728,896
* #	Maxwell Technologies, Inc.	160,332	1,669,056
*	MDI, Inc.	83,100	45,713
* #	Mechanical Technology, Inc.	260,780	185,154
*	MedQuist, Inc.	34,644	329,118
*	Mentor Graphics Corp.	40,841	371,653
*	Mercury Computer Systems, Inc.	196,106	1,257,039
*	Merix Corp.	185,600	504,832
	Mesa Laboratories, Inc.	31,262	750,288
	Methode Electronics, Inc.	358,276	3,815,639

38

	Micrel, Inc.	527,371	$3,876,177
*	MicroStrategy, Inc.	22,657	1,507,144
*	Microtune, Inc.	524,888	2,645,436
* #	Midway Games, Inc.	150,000	300,000
* #	Mindspeed Technologies, Inc.	1,042,980	604,928
* #	MIPS Technologies, Inc.	433,092	1,606,771
*	MIVA, Inc.	320,469	672,985
* #	Mobility Electronics, Inc.	283,590	385,682
	Mocon, Inc.	72,775	785,242
*	Moldflow Corp.	111,837	1,863,204
*	Monolithic Power Systems	283,490	4,717,274
* #	MoSys, Inc.	303,966	1,428,640
*	Motive, Inc.	79,300	126,880
*	MRV Communications, Inc.	1,232,392	1,971,827
*	MSC. Software Corp.	398,108	5,044,028
*	MTM Technologies, Inc.	41,700	18,765
	MTS Systems Corp.	188,648	5,883,931
*	Multi-Fineline Electronix, Inc.	78,858	1,677,310
*	Nanometrics, Inc.	126,071	803,072
* #	Napco Security Systems, Inc.	323,601	1,779,806
*	Napster, Inc.	4,500	8,280
*	NCI, Inc.	20,730	367,336
* #	NeoMagic Corp.	118,974	157,046
* #	Neonode, Inc.	6,920	22,767
*	NETGEAR, Inc.	67,160	1,465,431
* #	Netlogic Microsystems, Inc.	199,008	4,696,589
*	NetManage, Inc.	86,312	409,982
*	NetScout Systems, Inc.	320,068	2,973,432
*	Network Engines, Inc.	348,071	501,222
*	Network Equipment Technologies, Inc.	247,610	1,411,377
*	Newport Corp.	389,742	4,096,188
	NIC, Inc.	618,030	3,720,541
* #	NMS Communications Corp.	452,908	575,193
*	Novatel Wireless, Inc.	296,494	3,136,907
*	Nu Horizons Electronics Corp.	129,666	770,216
*	NumereX Corp. Class A	129,359	1,029,698
* #	NYFIX, Inc.	214,349	1,041,736
	O.I. Corp.	25,700	263,939
* #	Oculus Innovative Sciences, Inc.	13,680	78,250
*	Omniture, Inc.	39,326	903,711
* #	OmniVision Technologies, Inc.	210,700	3,341,702
*	Omtool, Ltd.	30,770	86,771
* #	On2 Technologies, Inc.	785,500	840,485
*	Online Resources Corp.	247,131	2,530,621
*	Onvia, Inc.	45,911	351,219
*	OpenTV Corp.	159,125	213,228
	Openwave Systems, Inc.	232,009	477,939
*	Oplink Communications, Inc.	200,513	2,492,377
*	OPNET Technologies, Inc.	204,034	1,624,111
	OPTi, Inc.	118,200	325,050
*	Optical Cable Corp.	48,605	199,767
*	Orthovita, Inc.	56,074	160,932
*	OSI Systems, Inc.	156,242	3,304,518
*	Overland Storage, Inc.	122,200	163,748
*	OYO Geospace Corp.	57,140	2,750,720

39

*	Packeteer, Inc.	338,625	$1,513,654
* #	Palm, Inc.	224,669	1,453,608
*	PAR Technology Corp.	132,150	1,046,628
	Park Electrochemical Corp.	191,800	4,516,890
* #	Parkervision, Inc.	238,960	2,076,562
*	PC Connection, Inc.	254,559	2,527,771
*	PC-Tel, Inc.	217,017	1,449,674
*	PDF Solutions, Inc.	270,546	1,542,112
*	Peerless Systems Corp.	101,700	203,400
	Pegasystems, Inc.	342,478	3,219,293
*	Perceptron, Inc.	76,350	900,930
*	Perficient, Inc.	267,417	2,259,674
*	Performance Technologies, Inc.	131,275	615,680
*	Pericom Semiconductor Corp.	241,295	3,216,462
*	Pervasive Software, Inc.	225,700	864,431
*	Pfsweb, Inc.	113,830	111,553
*	Phoenix Technologies, Ltd.	222,419	3,672,138
*	Photon Dynamics, Inc.	162,600	1,682,910
*	Photronics, Inc.	396,926	3,997,045
*	Pinnacle Data Systems, Inc.	10,249	23,060
*	Pixelworks, Inc.	113,400	86,184
*	Planar Systems, Inc.	136,502	636,099
*	PlanetOut, Inc.	9,920	37,498
*	PLATO Learning, Inc.	196,730	747,574
*	PLX Technology, Inc.	275,101	1,777,152
*	Power Integrations, Inc.	260,001	6,838,026
* #	Powerwave Technologies, Inc.	858,986	2,456,700
*	Presstek, Inc.	342,415	1,609,351
	QAD, Inc.	299,569	2,618,233
#	Quality Systems, Inc.	33,369	1,087,162
	Qualstar Corp.	9,534	33,369
*	Quantum Corp.	1,920,823	4,802,058
*	QuickLogic Corp.	259,468	775,809
* #	Rackable Systems, Inc.	209,695	1,937,582
*	Radiant Systems, Inc.	303,201	4,329,710
*	RadiSys Corp.	210,368	2,000,600
*	Radyne Corp.	111,100	1,015,454
*	RAE Systems, Inc.	551,500	1,268,450
*	Ramtron International Corp.	241,261	945,743
*	RealNetworks, Inc.	37,800	221,130
	Relm Wireless Corp.	115,041	258,842
	REMEC, Inc.	212,010	207,770
#	Renaissance Learning, Inc.	269,886	3,551,700
* #	Research Frontiers, Inc.	6,000	45,300
*	RF Micro Devices, Inc.	802,322	2,527,314
*	RF Monolithics, Inc.	83,700	444,447
	Richardson Electronics, Ltd.	131,104	566,369
*	RightNow Technologies, Inc.	318,982	3,645,964
*	Rimage Corp.	97,543	2,245,440
*	Rofin-Sinar Technologies, Inc.	193,865	7,632,465
*	Rogers Corp.	104,247	3,302,545
*	Rudolph Technologies, Inc.	267,647	2,331,205
*	S1 Corp.	638,990	4,524,049
*	Saba Software, Inc.	280,253	955,663
*	Safeguard Scientifics, Inc.	1,183,600	1,822,744

40

*	Sapient Corp.	890,027	$6,568,399
* #	SatCon Technology Corp.	315,637	609,179
*	ScanSource, Inc.	237,698	8,074,601
*	Schmitt Industries, Inc.	17,800	109,292
*	Scientific Learning Corp.	89,170	446,742
*	SCM Microsystems, Inc.	127,744	380,677
*	Seachange International, Inc.	265,482	1,566,344
*	Secure Computing Corp.	643,355	5,224,043
*	Selectica, Inc.	261,300	384,111
* #	Semitool, Inc.	310,427	2,439,956
*	Semtech Corp.	104,674	1,333,547
*	SI International, Inc.	119,583	2,975,225
*	Sigmatel, Inc.	191,722	557,911
*	Sigmatron International, Inc.	18,200	131,404
*	Silicon Storage Technology, Inc.	1,014,948	2,872,303
* #	Simulations Plus, Inc.	123,672	336,388
*	SM&A	179,751	1,112,659
* #	Smith Micro Software, Inc.	266,703	1,365,519
* #	Sonic Foundry, Inc.	346,008	259,506
* #	Sonic Solutions, Inc.	254,917	2,301,901
*	SonicWALL, Inc.	597,182	4,974,526
* #	Sourcefire, Inc.	76,900	461,400
* #	SourceForge, Inc.	662,665	1,139,784
*	Spectrum Control, Inc.	130,127	1,172,444
*	SPSS, Inc.	194,669	7,403,262
*	SRS Labs, Inc.	164,100	722,040
*	Stamford Industrial Group, Inc.	13,400	22,914
*	Standard Microsystems Corp.	214,865	6,091,423
	StarTek, Inc.	131,600	1,133,076
* #	STEC, Inc.	446,325	3,249,246
*	SteelCloud, Inc.	75,500	64,175
* #	Stratasys, Inc.	200,026	3,752,488
*	SumTotal Systems, Inc.	265,874	1,207,068
*	Sunair Electronics, Inc.	46,583	78,725
*	Sunrise Telecom, Inc.	275,600	468,520
* #	Supertex, Inc.	128,300	2,655,810
*	SupportSoft, Inc.	445,419	1,563,421
*	Sykes Enterprises, Inc.	403,892	6,781,347
*	Symmetricom, Inc.	455,290	1,557,092
* #	Synaptics, Inc.	147,354	3,947,614
*	SYNNEX Corp.	278,000	5,785,180
*	Synplicity, Inc.	258,762	1,436,129
*	Taitron Components, Inc.	15,500	24,800
*	Technical Communications Corp.	7,300	47,815
*	Technology Solutions Co.	22,600	58,986
*	TechTeam Global, Inc.	89,657	784,499
*	Techwell, Inc.	57,902	577,862
*	Tekelec	332,876	3,964,553
*	TeleCommunication Systems, Inc.	326,415	1,011,887
* #	Telkonet, Inc.	558,600	458,052
*	Telular Corp.	177,284	624,040
* #	Terremark Worldwide, Inc.	519,821	2,599,105
*	Tessco Technologies, Inc.	80,250	1,307,273
*	The Knot, Inc.	207,664	2,398,519
	TheStreet.com, Inc.	274,595	2,487,831

41

*	Think Partnership, Inc.	637,978	$650,738
*	ThinkEngine Networks, Inc.	82,975	39,828
*	Tier Technologies, Inc. Class B	169,900	1,367,695
*	TII Network Technologies, Inc.	57,160	93,171
*	TNS, Inc.	214,400	3,827,040
*	Tollgrade Communications, Inc.	128,895	711,500
*	Track Data Corp.	18,673	31,184
*	Transact Technologies, Inc.	91,000	444,080
*	Transcat, Inc.	42,500	318,325
*	Trans-Lux Corp.	7,545	36,971
*	Transwitch Corp.	339,260	220,519
* #	Travelzoo, Inc.	149,470	1,509,647
	Trio-Tech International	27,575	147,526
*	Triquint Semiconductor, Inc.	1,347,578	6,360,568
*	Troy Group, Inc.	14,400	57,168
	TSR, Inc.	100,400	426,198
*	TTM Technologies, Inc.	388,141	4,277,314
*	Tumbleweed Communications Corp.	498,605	638,214
*	Tyler Technologies, Inc.	388,250	5,377,263
*	Ulticom, Inc.	386,764	2,707,348
*	Ultimate Software Group, Inc.	243,491	6,637,565
*	Ultra Clean Holdings, Inc.	176,428	1,693,709
* #	Ultratech, Inc.	227,787	2,193,589
*	Unica Corp.	98,069	738,460
	United Online, Inc.	571,353	5,702,103
* #	Universal Display Corp.	316,031	5,385,168
* #	UTStarcom, Inc.	39,500	111,390
* #	Veeco Instruments, Inc.	305,293	4,732,042
* #	Vertical Communications, Inc.	20,016	9,968
*	Viasat, Inc.	257,152	5,392,477
*	Vicon Industries, Inc.	45,650	248,793
*	Video Display Corp.	96,880	764,383
*	Vignette Corp.	283,065	3,580,772
*	Virage Logic Corp.	208,635	1,339,437
* #	Vitesse Semiconductor, Inc.	1,141,911	947,786
*	Vocus, Inc.	144,519	3,549,387
*	Volterra Semiconductor Corp.	125,916	1,089,173
* #	Vyyo, Inc.	177,401	257,231
	Wayside Technology Group, Inc.	48,200	484,410
*	Websense, Inc.	190,286	3,704,868
*	Website Pros, Inc.	165,110	1,822,814
*	Westell Technologies, Inc.	507,227	892,720
*	White Electronics Designs Corp.	224,456	940,471
*	Wind River Systems, Inc.	256,842	1,856,968
*	Winland Electronics, Inc.	20,500	46,843
*	Wireless Telecom Group, Inc.	225,386	369,633
*	Wireless Xcessories Group, Inc.	13,300	18,886
*	WJ Communications, Inc.	558,094	401,828
*	WPCS International, Inc.	14,126	91,536
*	X-Rite, Inc.	281,730	2,307,369
*	Zhone Technologies, Inc.	859,441	928,196
*	ZILOG, Inc.	152,239	508,478
* #	Zix Corp.	340,495	1,334,740
*	Zones, Inc.	147,800	1,371,584
*	Zoran Corp.	61,179	839,988
*	Zygo Corp.	180,963	2,305,469
Total Information Technology			812,333,435

42

Materials — (3.9%)
	A. Schulman, Inc.	248,233	$5,073,883
	A.M. Castle & Co.	187,261	4,162,812
*	AEP Industries, Inc.	78,051	2,371,970
	AMCOL International Corp.	281,330	8,107,931
*	American Pacific Corp.	71,838	1,157,310
#	American Vanguard Corp.	258,715	3,909,184
*	Amerigon, Inc.	135,242	2,455,995
	Arch Chemicals, Inc.	231,263	8,073,391
* #	Arrowhead Research Corp.	106,521	259,911
*	Atlantis Plastics, Inc.	35,150	17,927
	Balchem Corp.	158,512	3,176,580
* #	Basin Water, Inc.	97,289	755,936
*	Brush Engineered Materials, Inc.	132,685	3,685,989
*	Buckeye Technologies, Inc.	269,390	2,912,106
#	Calgon Carbon Corp.	385,472	6,298,612
*	Canyon Resources Corp.	108,775	48,949
*	Caraustar Industries, Inc.	258,224	568,093
	Chesapeake Corp.	166,322	582,127
* #	Constar International, Inc.	124,477	360,983
*	Continental Materials Corp.	14,900	349,405
*	Core Molding Technologies, Inc.	101,972	724,001
	Deltic Timber Corp.	123,292	5,861,302
*	Detrex Corp.	10,200	79,050
#	Empire Resources, Inc.	95,500	468,905
	Ferro Corp.	300,105	4,831,691
	Flamemaster Corp.	189	1,068
* #	Flotek Industries, Inc.	178,400	4,055,032
	Friedman Industries, Inc.	145,488	747,808
#	General Maritime Corp.	70,308	1,655,050
* #	General Moly, Inc.	400,000	4,276,000
#	Georgia Gulf Corp.	200,800	1,216,848
	Gibraltar Industries, Inc.	286,490	3,131,336
	Glatfelter Co.	338,800	4,461,996
*	Graphic Packaging Corp.	635,429	1,957,121
*	H&E Equipment Services, Inc.	29,830	465,348
	Hawkins, Inc.	102,018	1,505,786
*	Haynes International, Inc.	20,679	1,174,774
* #	Headwaters, Inc.	63,700	780,962
* #	Hecla Mining Co.	707,719	8,138,769
*	ICO, Inc.	240,599	1,874,266
*	Impreso, Inc.	31,500	81,900
#	Innophos Holdings, Inc.	50,500	667,610
	KMG Chemicals, Inc.	75,103	1,221,175
	Koppers Holdings, Inc.	118,208	4,937,548
*	Landec Corp.	250,749	2,352,026
* #	LSB Industries, Inc.	171,054	4,079,638
*	Material Sciences Corp.	138,299	1,020,647
*	Maxxam, Inc.	27,635	801,415
	Metal Management, Inc.	28,603	1,735,344
* #	Mines Management, Inc.	166,617	699,791
*	Mod-Pac Corp.	26,617	164,759

43

	Myers Industries, Inc.	326,847	$3,977,728
* #	Nanophase Technologies Corp.	177,915	567,549
	Neenah Paper, Inc.	55,667	1,450,125
#	Nevada Chemicals, Inc.	62,550	544,185
	NewMarket Corp.	93,600	6,266,520
#	NL Industries, Inc.	234,189	2,543,293
	NN, Inc.	162,400	1,581,776
*	Northern Technologies International Corp.	35,341	278,487
*	Northwest Pipe Co.	84,859	3,542,015
	Olympic Steel, Inc.	78,200	3,229,660
*	OMNOVA Solutions, Inc.	412,100	1,607,190
	Penford Corp.	84,454	1,848,698
*	Peoplesupport, Inc.	145,612	1,690,555
*	PolyOne Corp.	696,452	4,526,938
	Quaker Chemical Corp.	98,329	2,310,732
*	Rock of Ages Corp.	34,100	166,067
#	Royal Gold, Inc.	253,781	7,996,639
	Schweitzer-Maudoit International, Inc.	146,820	3,372,455
*	Solitario Resources Corp.	3,137	18,132
	Spartech Corp.	290,589	4,117,646
	Stepan Co.	85,071	2,900,921
* #	Stillwater Mining Co.	140,575	2,886,005
*	Symyx Technologies, Inc.	71,602	468,993
#	Synalloy Corp.	87,058	1,135,236
	Tronox, Inc. Class A	129,900	580,653
	Tronox, Inc. Class B	42,100	185,661
*	U.S. Concrete, Inc.	375,166	1,496,912
#	U.S. Energy Corp.	71,870	282,449
*	U.S. Gold Corp.	481,181	1,688,945
*	UFP Technologies, Inc.	11,800	71,036
*	United States Lime & Minerals, Inc.	55,745	1,669,563
*	Universal Stainless & Alloy Products, Inc.	64,399	1,957,086
	Vulcan International Corp.	8,251	466,182
	Wausau Paper Corp.	482,100	3,779,664
*	Webco Industries, Inc.	3,750	420,000
	Wellman, Inc.	256,030	12,802
*	Williams Industries, Inc.	5,800	12,992
Total Materials			191,149,550

Other — (0.0%)
* ●	Big 4 Ranch, Inc.	35,000	—
* ●	DLB Oil & Gas, Inc. Escrow Shares	7,600	—
* ●	ePresence, Inc. Escrow Shares	191,500	5,745
# ●	EquiMed, Inc.	6,533	1
* ●	iGo Escrow Shares	11,200	—
* ●	Noel Group, Inc.	43,600	501
* ●	Petrocorp, Inc. Escrow Shares	37,100	2,226
* ●	Tripos Escrow Shares	1,300	312
Total Other			8,785

Telecommunication Services — (0.9%)
	Alaska Communications Systems Group, Inc.	419,255	4,750,159
*	Arbinet-thexchange, Inc.	150,786	753,930
*	Cbeyond, Inc.	806	13,210
*	Centennial Communications Corp.	268,661	1,415,843

44

	Consolidated Communications Holdings, Inc.	262,201	$3,778,316
	D&E Communications, Inc.	133,862	1,457,757
#	FairPoint Communications, Inc.	243,200	2,393,088
* #	FiberTower Corp.	460,843	691,265
*	General Communications, Inc. Class A	500,575	2,898,329
* #	GoAmerica, Inc.	117	690
	Hickory Tech Corp.	124,300	1,138,588
#	Iowa Telecommunications Services, Inc.	251,477	3,980,881
* #	LCC International, Inc. Class A	209,180	343,055
*	Lynch Interactive Corp.	1	2,779
*	Metro One Telecommunications, Inc.	18,385	19,488
*	Nexstar Broadcasting Group, Inc.	75,560	559,144
* #	Nextwave Wireless, Inc.	24,066	129,716
*	Occam Networks, Inc.	7,300	42,340
*	PAETEC Holding Corp.	309,121	2,386,414
*	Point.360	84,700	148,225
*	Premiere Global Services, Inc.	690,525	9,757,118
*	Rural Cellular Corp. Class A	143,338	6,311,172
	Shenandoah Telecommunications Co.	2,100	31,269
*	Spark Networks, Inc.	33,800	159,536
	SureWest Communications	132,297	1,662,973
* #	Terrestar Corp.	49,225	265,323
*	Xeta Corp.	85,800	361,218
Total Telecommunication Services			45,451,826

Utilities — (1.4%)
*	AMEN Properties, Inc.	12,375	91,575
	American States Water Co.	165,279	5,379,831
	Artesian Resources Corp. Class A	3,800	71,744
* #	Cadiz, Inc.	30,203	450,629
#	California Water Service Group	204,531	7,694,456
#	Central Vermont Public Service Corp.	140,100	3,355,395
	CH Energy Group, Inc.	151,294	5,413,299
	Chesapeake Utilities Corp.	65,850	1,887,261
	Connecticut Water Services, Inc.	93,287	2,243,552
	Delta Natural Gas Co., Inc.	20,000	510,400
#	Empire District Electric Co.	300,150	6,156,077
	Energy West, Inc.	17,912	168,373
	EnergySouth, Inc.	76,425	3,879,333
* #	Environmental Power Corp.	95,593	471,273
	Florida Public Utilities Co.	38,597	461,234
	Laclede Group, Inc.	211,400	7,219,310
*	Maine & Maritimes Corp.	29,300	943,460
#	MGE Energy, Inc.	205,779	6,494,385
	Middlesex Water Co.	115,248	2,172,425
	Otter Tail Corp.	37,824	1,227,389
	RGC Resources, Inc.	4,698	130,370
#	SJW Corp.	179,225	5,416,180
#	Southwest Water Co.	238,602	2,617,464
	UIL Holdings Corp.	191,201	5,619,397
	Unitil Corp.	42,201	1,130,987
	York Water Co.	26,326	405,420
Total Utilities			71,611,219

TOTAL COMMON STOCKS			4,029,061,687

45

RIGHTS/WARRANTS — (0.0%)
*	Caliper Life Sciences, Inc. Warrants 08/10/11	112	$123
*	Del Global Technologies Corp. Warrants 03/28/08	4,265	4,265
* ●	DOV Pharmaceutical, Inc. Warrants 12/31/09	220,685	—
* ●	Imperial Credit Industries, Inc. Warrants 01/31/08	1,010	—
* ●	Mossimo, Inc. Contingent Rights	149,150	—
*	Security Bank Corp. Rights 03/10/08	63,802	3,588
* ●	Tengasco, Inc. Warrants 09/12/08	2,306	—
TOTAL RIGHTS/WARRANTS			7,976

TEMPORARY CASH INVESTMENTS — (0.6%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	29,841,111	29,841,111

		Face Amount
		(000)
SECURITIES LENDING COLLATERAL — (18.1%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $1,004,456,048 FNMA, rates ranging from 4.500% to 7.000%, maturities ranging from 12/01/19 to 02/01/38, valued at $809,670,254) to be repurchased at $786,293,973	$786,088	786,087,625
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $108,215,222 FNMA 6.546%(r), 07/01/35 & 5.990(r)%, 01/01/37, valued at $35,082,854) to be repurchased at $33,905,526	33,897	33,896,628
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $168,690,439 FNMA, rates ranging from 4.223%(r) to 6.968%(r), maturities ranging from 02/01/11 to 04/01/36, valued at $81,836,873) to be repurchased at $79,472,962	79,452	79,451,973

TOTAL SECURITIES LENDING COLLATERAL			899,436,226

TOTAL INVESTMENTS - (100.0%) (Cost $5,272,192,373) ##			$4,958,347,000

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$4,058,825,927
Level 2 – Other Significant Observable Inputs	899,521,073
Level 3 – Significant Unobservable Inputs	—
Total	$4,958,347,000

46

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (4.6%)
COMMON STOCKS — (4.6%)
#	ABC Learning Centres, Ltd.	82,857	$165,177
	Amcor, Ltd.	1,287,900	8,425,727
	Amcor, Ltd. Sponsored ADR	77,103	2,042,505
	Ansell, Ltd.	180,151	2,124,747
	APN News & Media, Ltd.	509,371	2,334,897
	Australia & New Zealand Banking Group, Ltd.	2,744,157	55,375,377
	AXA Asia Pacific Holdings, Ltd.	2,171,146	11,564,208
#	Bendigo Bank, Ltd.	140,341	1,308,901
	BlueScope Steel, Ltd.	1,701,744	17,022,792
#	Boral, Ltd.	1,138,097	6,326,502
	Brickworks, Ltd.	78,415	716,882
	Caltex Australia, Ltd.	265,507	3,604,356
#	Challenger Financial Services Group, Ltd.	292,453	584,826
	Commonwealth Bank of Australia	2,014,458	78,007,626
*	Crown, Ltd.	171,766	1,856,099
#	CSR, Ltd.	1,545,200	4,814,212
	Downer EDI, Ltd.	234,820	1,341,124
#	Fairfax Media, Ltd.	1,901,264	6,798,840
	Foster’s Group, Ltd.	4,375,240	21,556,203
	Futuris Corp., Ltd.	554,683	1,027,052
	Goodman Fielder, Ltd.	1,645,429	2,841,716
#	Insurance Australia Group, Ltd.	2,618,839	9,091,826
	Lend Lease Corp., Ltd.	662,249	8,459,270
#	Metcash, Ltd.	400,000	1,539,594
	National Australia Bank, Ltd.	2,937,832	77,651,985
	Oil Search, Ltd.	1,137,693	4,456,249
	Onesteel, Ltd.	540,224	3,505,712
	Origin Energy, Ltd.	1,611,870	13,137,270
#	Publishing and Broadcasting, Ltd.	190,851	775,135
	Qantas Airways, Ltd.	2,105,647	8,189,411
#	Santos, Ltd.	963,422	11,419,730
#	Seven Network, Ltd.	195,723	2,040,125
#	Sims Group, Ltd.	125,767	3,759,322
	Suncorp-Metway, Ltd.	1,277,703	16,390,663
#	Symbion Health, Ltd.	1,381,525	5,260,571
	TABCORP Holdings, Ltd.	1,205,999	17,001,285
#	Washington H. Soul Pattinson & Co., Ltd.	113,801	810,554
	Zinifex, Ltd.	497,511	5,005,588

TOTAL — AUSTRALIA			418,334,059

1

AUSTRIA — (0.6%)
COMMON STOCKS — (0.6%)
	Erste Bank der Oesterreichischen Sparkassen AG	270,644	$15,659,913
	OMV AG	457,110	33,028,271
	Wienerberger AG	221,811	10,705,825

TOTAL — AUSTRIA			59,394,009

BELGIUM — (0.7%)
COMMON STOCKS — (0.7%)
	Ackermans & Van Haaren	26,443	2,713,408
	Delhaize Group	225,915	17,109,001
	Delhaize Group Sponsored ADR	52,900	3,996,066
	Dexia SA	1,535,241	36,093,535
	Fortis	161,731	3,572,999
	UCB SA	38,029	1,802,659
TOTAL COMMON STOCKS			65,287,668

RIGHTS/WARRANTS — (0.0%)
*	Cumerio NV SA- Strip	2,009	31
*	Umicore Strip VVPR Rights	10,045	305
TOTAL RIGHTS/WARRANTS			336

TOTAL — BELGIUM			65,288,004

CANADA — (6.4%)
COMMON STOCKS — (6.4%)
	Astral Media, Inc. Class A	40,138	1,532,116
#	Bank of Montreal	375,400	18,997,891
	Barrick Gold Corp.	1,637,120	84,978,878
#	BCE, Inc.	589,125	21,392,256
#	Biovail Corp.	191,400	2,706,922
#	Canadian Pacific Railway, Ltd.	275,000	20,069,342
#	Canadian Tire Corp. Class A	58,200	3,621,202
#	Canadian Utilities, Ltd. Class A	1,600	73,217
*	CGI Group, Inc.	555,500	6,151,842
	Corus Entertainment, Inc. Class B	105,900	2,151,892
*	Domtar Corp.	315,000	1,987,452
	E-L Financial Corp., Ltd.	600	324,917
	Empire Co., Ltd. Class A	65,500	2,524,836
	EnCana Corp.	1,313,986	100,232,734
#	Fairfax Financial Holdings, Inc.	47,800	14,486,909
#	George Weston, Ltd.	138,400	6,482,337
#	Gerdau Ameristeel Corp.	235,400	3,520,536
	Goldcorp, Inc.	440,700	19,056,329
#	Industrial Alliance Insurance & Financial Services, Inc.	144,400	5,164,216
#	ING Canada, Inc.	132,500	5,384,811
	Jean Coutu Group PJC, Inc. Class A	307,800	3,249,217
*	Kinross Gold Corp.	130,300	3,230,196
	Loblaw Companies, Ltd.	34,600	1,013,480
*	Lundin Mining Corp.	411,100	3,500,145
	Magna International, Inc. Class A	291,268	21,315,757
#	Manitoba Telecom Services, Inc.	40,500	1,701,885
#	Manulife Financial Corp.	928,000	35,922,581
	Maple Leaf Foods, Inc.	87,700	1,151,216
*	MDS, Inc.	316,264	5,298,647
	Metro, Inc. Class A	39,600	856,173

2

#	National Bank of Canada	262,300	$12,943,775
	Northbridge Financial Corp.	22,000	794,392
	Onex Corp.	168,200	5,861,580
#	Petro-Canada	927,000	44,529,906
#	Power Corp. of Canada, Ltd.	470,296	16,417,953
#	Quebecor, Inc. Class B	70,700	2,124,053
	Sherritt International Corp.	461,300	7,775,430
#	Sun Life Financial, Inc.	1,300,100	62,267,426
#	The Thomson Corp.	155,100	5,157,656
	Torstar Corp. Class B	59,600	1,023,358
#	Transalta Corp.	198,755	7,065,723
#	TransCanada Corp.	436,602	17,539,490

TOTAL — CANADA			581,580,674

DENMARK — (0.9%)
COMMON STOCKS — (0.9%)
	A P Moller - Maersk A.S.	2,040	20,962,718
*	Alm. Brand A.S.	11,571	649,634
	Carlsberg A.S. Series B	68,850	8,557,178
#	Dampskibsselsk Torm A.S.	29,600	893,282
#	Dampskibsselskabet Torm A.S. ADR	15,086	455,899
	Danisco A.S.	100,730	7,090,097
#	Danske Bank A.S.	824,953	31,511,711
*	Jyske Bank A.S.	95,900	6,614,658
#	Sydbank A.S.	71,200	2,579,408

TOTAL — DENMARK			79,314,585

FINLAND — (0.9%)
COMMON STOCKS — (0.9%)
	Fortum Oyj	412,740	17,232,901
	Kesko Oyj	157,000	7,153,120
	OKO Bank P.L.C. Class A	117,000	2,042,858
	Outokumpu Oyj Series A	343,267	13,019,698
	Sampo Oyj	506,274	13,740,354
	Stora Enso Oyj Series R	922,500	11,519,842
	Stora Enso Oyj Sponsored ADR	91,500	1,152,918
	UPM-Kymmene Oyj	865,900	14,980,464
	UPM-Kymmene Oyj Sponsored ADR	69,300	1,208,793

TOTAL — FINLAND			82,050,948

FRANCE — (8.4%)
COMMON STOCKS — (8.3%)
	Air France-KLM	192,225	5,178,978
*	Atos Origin SA	30,931	1,666,783
#	AXA SA	2,905,543	97,964,171
	AXA SA Sponsored ADR	90,300	3,039,498
	BNP Paribas SA	1,666,604	148,993,495
	Capgemini SA	163,541	8,936,352
	Casino Guichard Perrachon SA	72,621	8,213,910
	Ciments Francais SA	29,707	4,688,673
	CNP Assurances	74,461	8,193,329
	Compagnie de Saint-Gobain	598,264	46,768,698

3

	Compagnie Generale des Establissements Michelin Series B	218,241	$21,494,509
	Credit Agricole SA	1,115,732	30,263,911
	Esso Ste Anonyme Francaise	2,114	490,093
	Euler Hermes SA	10,758	1,099,797
#	European Aeronautic Defence & Space Co.	497,789	13,054,019
	France Telecom SA	857,969	28,801,073
	France Telecom SA Sponsored ADR	123,605	4,134,587
	Imerys SA	35,350	2,964,927
	Lafarge SA	243,683	42,125,475
	Lafarge SA Prime Fidelity	85,542	14,848,751
	Lagardere SCA	51,716	4,063,183
	Nexans SA	23,976	2,617,697
	Peugeot SA	335,527	25,506,367
	PPR SA	111,479	15,204,244
	Renault SA	394,997	42,203,813
#	Safran SA	162,598	3,253,974
	Schneider Electric SA	296,939	33,810,571
*	SCOR SE (4797364)	6	18
	SCOR SE (B1LB9P6)	193,766	4,386,616
	Societe BIC SA	47,060	2,975,530
	Societe Generale Paris	293,528	31,407,111
	Technip SA	94,961	7,752,299
*	Thomson	310,958	2,388,733
	Vivendi SA	2,298,948	90,855,085
TOTAL COMMON STOCKS			759,346,270

RIGHTS/WARRANTS — (0.1%)
*	Societe Generale d’Enterprise SA Rights 02/28/08	73,382	8,063,442

TOTAL — FRANCE			767,409,712

GERMANY — (11.2%)
COMMON STOCKS — (11.2%)
	Allianz SE	464,749	80,119,148
	Allianz SE Sponsored ADR	2,772,640	48,659,832
#	AMB Generali Holding AG	36,508	5,507,891
	BASF AG	30,356	3,881,770
	Bayerische Motoren Werke AG	730,223	40,236,007
	Bilfinger Berger AG	21,332	1,693,581
	Commerzbank AG	1,122,000	33,731,882
	Daimler AG	1,734,297	144,420,630
	Daimler AG Sponsored ADR	34,800	2,895,012
	Deutsche Bank AG	801,377	88,905,734
#	Deutsche Bank AG ADR	128,363	14,243,159
	Deutsche Lufthansa AG	407,381	9,534,673
	Deutsche Postbank AG	14,003	1,359,645
	Deutsche Telekom AG	2,048,449	38,937,114
	Deutsche Telekom AG Sponsored ADR	2,860,650	54,037,679
	E.ON AG	622,579	117,215,943
#	E.ON AG Sponsored ADR	1,091,708	68,665,704
	Fraport AG	33,126	2,481,763
	Hannover Rueckversicherung AG	110,141	5,258,043
	Hypo Real Estate Holding AG	84,277	2,426,863
*	Infineon Technologies AG	1,247,436	10,088,448

4

*	Infineon Technologies AG ADR	98,600	$795,702
	Lanxess AG	44,897	1,711,701
	Linde AG	137,956	18,338,146
	Munchener Rueckversicherungs-Gesellschaft AG	400,549	70,475,953
	Salzgitter AG	24,135	4,230,406
	SCA Hygiene Products AG	3,195	1,621,715
#	Suedzucker AG	102,666	2,263,338
	ThyssenKrupp AG	507,012	29,156,758
# *	TUI AG	329,789	7,939,456
	Vattenfall Europe AG	41,275	3,757,524
	Volkswagen AG	451,652	102,838,218

TOTAL — GERMANY			1,017,429,438

GREECE — (0.3%)
COMMON STOCKS — (0.3%)
	Alpha Bank A.E.	126,890	3,849,166
	Bank of Greece	7,860	1,080,410
	Hellenic Petroleum S.A.	383,147	5,364,816
	Hellenic Telecommunication Organization Co. S.A.	311,440	8,651,175
#	Hellenic Telecommunication Organization Co. S.A. Sponsored ADR	86,500	1,201,485
	National Bank of Greece S.A.	19,698	1,067,293
	National Bank of Greece S.A. ADR	725,141	7,925,791

TOTAL — GREECE			29,140,136

HONG KONG — (2.8%)
COMMON STOCKS — (2.8%)
	Cathay Pacific Airways, Ltd.	1,576,000	3,247,571
	Cheung Kong Holdings, Ltd.	3,320,000	49,633,813
	Cheung Kong Infrastructure Holdings, Ltd.	610,000	2,412,718
#	CITIC International Financial Holdings, Ltd.	1,425,000	715,065
	Dah Sing Banking Group, Ltd.	304,000	526,422
	Dah Sing Financial Holdings, Ltd.	194,400	1,421,675
	Great Eagle Holdings, Ltd.	513,745	1,550,645
	Hang Lung Group, Ltd.	2,267,000	10,354,617
	Henderson Land Development Co., Ltd.	1,910,000	14,828,837
	Hong Kong and Shanghai Hotels, Ltd.	1,137,066	1,831,350
	Hopewell Holdings, Ltd.	1,455,000	6,668,337
	Hutchison Whampoa, Ltd.	4,729,000	44,229,367
	Hysan Development Co., Ltd.	1,973,191	5,426,699
#	Industrial & Commercial Bank of China (Asia), Ltd.	423,954	919,056
	MTR Corp., Ltd.	3,322,040	12,333,297
#	New World China Land, Ltd.	1,963,600	1,340,257
	New World Development Co., Ltd.	4,023,549	10,815,282
	Sino Land Co., Ltd.	2,545,166	6,366,039
	Sun Hung Kai Properties, Ltd.	2,603,000	45,524,237
	Wharf Holdings, Ltd.	3,613,740	18,301,480
	Wheelock and Co., Ltd.	3,774,000	11,049,579
	Wheelock Properties, Ltd.	1,565,000	1,394,392
	Wing Lung Bank, Ltd.	143,800	1,774,271
TOTAL COMMON STOCKS			252,665,006

5

RIGHTS/WARRANTS — (0.0%)
*	Industrial and Commercial Bank of China (Asia), Ltd. Rights 11/06/08	46,515	$6,635

TOTAL — HONG KONG			252,671,641

IRELAND — (0.9%)
COMMON STOCKS — (0.9%)
	Allied Irish Banks P.L.C.	688,656	13,988,454
#	Allied Irish Banks P.L.C. Sponsored ADR	391,037	15,969,951
	Bank of Ireland P.L.C.	1,247,876	17,546,038
	CRH P.L.C.	496,666	18,393,692
	Irish Life & Permanent P.L.C.	740,650	12,009,881

TOTAL — IRELAND			77,908,016

ITALY — (2.4%)
COMMON STOCKS — (2.4%)
#	Banca Monte Dei Paschi di Siena SpA	2,567,238	11,657,160
	Banca Popolare di Milano Scarl	1,011,678	12,048,777
*	Banco Popolare Scarl	227,880	4,308,971
	Benetton Group SpA	163,125	2,159,820
#	Buzzi Unicem SpA	163,259	4,005,340
	C.I.R. SpA - Compagnie Industriali Riunite	500,000	1,540,489
	Fiat SpA	147,221	3,111,684
	Fondiaria - Sai SpA	167,605	7,438,271
	Intesa Sanpaolo SpA	2,772,413	18,620,778
#	Italcementi SpA	324,346	6,597,784
	Italmobiliare SpA	29,210	2,634,494
	Milano Assicurazioni SpA	182,000	1,192,624
*	Pirelli & Co. SpA	1,486,658	1,467,321
#	Societe Cattolica di Assicurazoni Scrl SpA	8,800	404,824
	Telecom Italia SpA	1,211,763	3,021,141
	Telecom Italia SpA Sponsored ADR	1,466,900	36,555,148
	UniCredito Italiano SpA	10,390,107	76,437,889
	Unione di Banche Italiane ScpA	962,044	22,618,501
#	Unipol Gruppo Finanziario SpA	1,822,774	5,134,827

TOTAL — ITALY			220,955,843

JAPAN — (10.7%)
COMMON STOCKS — (10.7%)
#	Aichi Steel Corp.	136,000	680,077
	Aioi Insurance Co., Ltd.	1,277,735	6,565,429
	Aisin Seiki Co., Ltd.	44,600	1,776,524
#	Ajinomoto Co., Inc.	1,163,000	13,979,263
#	Alpine Electronics, Inc.	36,800	435,204
	Alps Electric Co., Ltd.	263,100	3,074,386
	Amada Co., Ltd.	631,000	4,743,464
	Aoyama Trading Co., Ltd.	82,000	1,720,193
	Asahi Breweries, Ltd.	66,500	1,243,018
#	Asatsu-Dk, Inc.	32,500	1,049,123
	Bridgestone Corp.	118,000	1,941,207
	Calsonic Kansei Corp.	190,000	782,972
	Canon Marketing Japan, Inc.	124,900	2,217,946

6

#	Chudenko Corp.	41,100	$613,427
	Chuo Mitsui Trust Holdings, Inc.	637,000	4,391,118
#	Citizen Holdings Co., Ltd.	415,800	3,491,604
	Coca-Cola West Japan Co., Ltd.	76,700	1,666,400
#	Comsys Holdings Corp.	149,000	1,207,660
	Cosmo Oil Co., Ltd.	824,000	2,722,879
	Credit Saison Co., Ltd.	62,600	1,715,085
	Dai Nippon Printing Co., Ltd.	1,125,000	17,741,801
#	Dai Nippon Sumitomo Pharma Co., Ltd.	89,000	743,467
#	Daibiru Corp.	42,000	391,360
	Daicel Chemical Industries, Ltd.	485,000	2,731,972
	Daihatsu Motor Co., Ltd.	146,000	1,548,513
#	Daio Paper Corp.	87,000	626,889
	Daiwa House Industry Co., Ltd.	761,000	7,770,567
#	Ebara Corp.	253,000	720,848
	Edion Corp.	53,900	530,039
# *	Elpida Memory, Inc.	146,500	4,861,223
#	Ezaki Glico Co., Ltd.	157,600	1,693,451
	Fuji Electric Holdings Co., Ltd.	781,780	2,985,705
#	Fuji Heavy Industries, Ltd.	850,000	3,708,105
	FUJIFILM Holdings Corp.	1,037,400	38,900,390
	Fujikura, Ltd.	479,000	2,358,790
	Fukuoka Financial Group, Inc.	1,368,000	7,012,193
#	Funai Electric Co., Ltd.	20,800	587,047
	Futaba Industrial Co., Ltd.	62,500	1,514,198
	Glory, Ltd.	75,400	1,713,454
#	Gunze, Ltd.	248,000	1,149,326
	H20 Retailing Corp.	128,000	920,123
	Hakuhodo Dy Holdings, Inc.	12,670	725,017
	Hankyu Hanshin Holdings, Inc.	2,126,000	9,423,354
#	Heiwa Corp.	81,500	819,370
	Hino Motors, Ltd.	217,000	1,537,347
	Hitachi Cable, Ltd.	236,000	1,055,114
#	Hitachi Kokusai Electric, Inc.	87,000	982,230
	Hitachi Transport System, Ltd.	111,000	1,358,312
	Hitachi, Ltd.	6,459,000	46,800,767
	Hitachi, Ltd. Sponsored ADR	82,800	5,910,264
#	Hokuetsu Paper Mills, Ltd.	162,000	716,710
	House Foods Corp.	117,000	1,780,351
	INPEX Holdings, Inc.	1	2,697
	JS Group Corp.	468,200	7,962,633
#	Juroku Bank, Ltd.	400,000	2,075,260
	Kajima Corp.	1,436,000	4,456,803
	Kamigumi Co., Ltd.	357,000	2,693,493
#	Kandenko Co., Ltd.	129,000	691,587
	Kaneka Corp.	410,000	2,852,456
	Kansai Paint Co., Ltd.	111,000	798,881
	Kinden Corp.	185,000	1,724,365
	Kirin Holdings Co., Ltd.	849,000	14,247,921
	Kissei Pharmaceutical Co., Ltd.	41,000	826,784
	Komori Corp.	77,000	1,606,909
	Kuraray Co., Ltd.	533,000	6,358,034
	Kyocera Corp.	338,100	27,658,655
	Kyocera Corp. Sponsored ADR	13,600	1,102,144
	Mabuchi Motor Co., Ltd.	36,300	1,822,072

7

	MARUI GROUP CO., Ltd.	498,500	$5,105,983
#	Maruichi Steel Tube, Ltd.	105,300	3,126,209
	Matsushita Electric Industrial Co., Ltd.	3,578,135	75,360,531
	Matsushita Electric Industrial Co., Ltd. Sponsored ADR	92,000	1,929,240
	Matsushita Electric Works, Ltd.	634,000	6,293,342
	Meiji Dairies Corp.	356,000	2,040,594
#	Meiji Seika Kaisha, Ltd.	408,000	1,916,532
	Millea Holdings, Inc.	1,629,300	60,244,042
	Mitsubishi Heavy Industries, Ltd.	5,275,000	24,667,716
#	Mitsubishi Logistics Corp.	146,000	1,720,481
	Mitsubishi UFJ Financial Group, Inc. ADR	882,500	7,774,825
#	Mitsui Chemicals, Inc.	1,003,800	7,117,584
	Mitsui Sumitoma Insurance Co., Ltd.	2,587,000	27,183,897
#	Musashino Bank, Ltd.	37,500	1,526,180
	Nagase & Co., Ltd.	146,000	1,487,919
	NEC Corp.	3,346,000	14,410,443
	NEC Corp. Sponsored ADR	1,181,101	5,207,474
	Nippon Express Co., Ltd.	1,403,000	7,484,273
#	Nippon Kayaku Co., Ltd.	128,000	763,551
	Nippon Meat Packers, Inc.	270,000	3,321,500
	Nippon Mining Holdings, Inc.	481,000	2,848,891
	Nippon Mitsubishi Oil Corp.	2,643,050	18,030,024
#	Nippon Paint Co., Ltd.	295,000	1,144,088
	Nippon Paper Group, Inc.	1,411	3,342,755
	Nippon Sheet Glass Co., Ltd.	809,000	3,782,534
	Nippon Shokubai Co., Ltd.	163,000	1,201,293
	Nippon Suisan Kaisha, Ltd.	254,000	974,154
	Nippon Television Network Corp.	9,400	1,293,579
#	Nipponkoa Insurance Co., Ltd.	873,000	7,068,481
	Nipro Corp.	42,000	803,939
	Nishi-Nippon Bank, Ltd.	1,123,000	2,926,360
	Nishi-Nippon Railroad Co., Ltd.	78,000	285,612
	Nissan Motor Co., Ltd.	1,283,200	11,539,782
#	Nissay Dowa General Insurance Co., Ltd.	383,000	2,089,138
	Nisshin Seifun Group, Inc.	284,000	2,825,072
	Nisshin Steel Co., Ltd.	1,226,000	4,395,440
	Nisshinbo Industries, Inc.	305,000	3,196,766
	Obayashi Corp.	973,000	4,654,267
	Oji Paper Co., Ltd.	1,480,000	6,221,033
	Ono Pharmaceutical Co., Ltd.	171,400	8,653,347
#	Onward Holdings Co., Ltd.	251,000	2,444,879
#	PanaHome Corp.	106,000	679,872
#	Pioneer Electronic Corp.	218,000	2,290,477
	Q.P. Corp.	156,800	1,559,225
#	Rengo Co., Ltd.	298,000	1,611,062
	Ricoh Co., Ltd.	802,000	12,880,225
#	Rinnai Corp.	45,200	1,397,845
	Rohm Co., Ltd.	50,300	3,668,658
	Sankyo Co., Ltd.	39,600	2,116,152
	Sanwa Holdings Corp.	238,000	1,155,296
	Sapporo Hokuyo Holdings, Inc.	428	3,341,286
#	Sega Sammy Holdings, Inc.	373,300	4,118,671
	Seiko Epson Corp.	257,000	6,559,506
	Seino Holdings Co., Ltd.	216,000	1,431,649
	Sekisui Chemical Co., Ltd.	689,000	4,832,738

8

	Sekisui House, Ltd.	942,000	$9,746,340
#	Shiga Bank, Ltd.	301,000	1,926,976
#	Shimachu Co., Ltd.	53,200	1,375,293
#	Shimizu Corp.	1,131,000	5,411,024
	Shinko Securities Co., Ltd.	615,000	2,110,669
	Shinsei Bank, Ltd.	394,000	1,595,046
	Shizuoka Bank, Ltd.	971,000	10,252,325
	Sohgo Security Services Co., Ltd.	101,300	1,400,784
	Sompo Japan Insurance, Inc.	1,937,000	17,963,962
	Sony Corp.	679,600	32,106,489
	Sony Corp. Sponsored ADR	260,616	12,303,681
#	Sumitomo Bakelite Co., Ltd.	254,000	1,392,584
	Sumitomo Corp.	73,600	1,058,456
	Sumitomo Electric Industries, Ltd.	809,100	11,973,074
	Sumitomo Forestry Co., Ltd.	158,000	1,238,350
	Sumitomo Trust & Banking Co., Ltd.	2,856,000	19,238,882
	Sumitomo Warehouse Co., Ltd.	174,000	839,241
	Suzuken Co., Ltd.	89,800	3,234,648
	Taiheiyo Cement Corp.	1,209,800	2,820,176
	Taisei Corp.	1,343,000	3,540,916
	Taisho Pharmaceutical Co., Ltd.	234,000	4,768,538
	Taiyo Yuden Co., Ltd.	137,000	1,491,906
#	Takashimaya Co., Ltd.	105,000	1,159,629
	TDK Corp.	105,700	7,513,448
	Teijin, Ltd.	1,097,000	4,250,388
	The 77 Bank, Ltd.	494,000	2,911,612
	The Aichi Bank, Ltd.	11,100	874,671
	The Awa Bank, Ltd.	246,600	1,334,602
	The Bank of Iwate, Ltd.	19,600	1,206,204
	The Bank of Kyoto, Ltd.	363,400	4,194,523
#	The Bank of Nagoya, Ltd.	213,000	1,221,976
	The Chiba Bank, Ltd.	847,000	5,386,926
	The Chugoku Bank, Ltd.	247,800	3,353,933
	The Daishi Bank, Ltd.	427,000	1,618,575
	The Fuji Fire & Marine Insurance Co., Ltd.	297,000	836,579
	The Gunma Bank, Ltd.	529,000	3,597,684
	The Hachijuni Bank, Ltd.	695,000	4,567,515
	The Higo Bank, Ltd.	278,000	1,618,989
	The Hiroshima Bank, Ltd.	719,000	3,540,704
	The Hokkoku Bank, Ltd.	394,000	1,757,327
	The Hyakugo Bank, Ltd.	303,000	1,720,248
	The Hyakujishi Bank, Ltd.	329,000	1,613,843
	The Iyo Bank, Ltd.	350,000	3,422,247
	The Joyo Bank, Ltd.	1,554,000	7,788,717
	The Kagoshima Bank, Ltd.	273,000	1,894,727
#	The Keiyo Bank, Ltd.	317,000	1,782,692
	The Nanto Bank, Ltd.	317,000	1,406,877
	The Ogaki Kyoritsu Bank, Ltd.	334,000	1,839,178
	The San-in Godo Bank, Ltd.	241,000	1,951,952
#	Toda Corp.	269,000	1,169,895
	Tokai Tokyo Securities Co., Ltd.	155,000	645,290
	Tokyo Steel Manufacturing Co., Ltd.	148,400	1,774,032
	Toppan Forms Co., Ltd.	48,500	516,413
	Toppan Printing Co., Ltd.	973,000	10,628,516
	Toshiba TEC Corp.	181,000	1,135,155

9

# TOTO, Ltd.	445,000	$3,747,445
Toyo Ink Manufacturing Co., Ltd.	213,000	740,324
Toyo Seikan Kaisha, Ltd.	287,600	5,043,706
Toyo Suisan Kaisha, Ltd.	88,000	1,434,364
Toyobo Co., Ltd.	743,000	1,509,396
Toyota Auto Body Co., Ltd.	105,100	1,856,248
TV Asahi Corp.	931	1,346,240
UNY Co., Ltd.	258,000	2,054,706
# Wacoal Corp.	135,000	2,036,621
# Yamaguchi Financial Group, Inc.	313,000	3,460,656
Yamaha Corp.	285,400	5,605,618
Yamanashi Chuo Bank, Ltd.	241,000	1,386,251
# Yamazaki Baking Co., Ltd.	155,000	1,508,087
Yokohama Rubber Co., Ltd.	410,000	2,109,592

TOTAL — JAPAN		972,126,063

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
* Rekapacific Berhad	691,000	—

NETHERLANDS — (4.8%)
COMMON STOCKS — (4.8%)
Aegon NV	3,298,073	49,254,594
# ArcelorMittal	1,601,039	122,988,574
Heineken Holding NV	74,614	3,793,477
Hunter Douglas NV	38,552	2,238,545
ING Groep NV	3,203,383	106,453,314
ING Groep NV Sponsored ADR	538,200	17,927,442
* Koninklijke Ahold NV	1,358,233	17,849,000
Koninklijke DSM NV	270,057	11,884,175
Koninklijke Philips Electronics NV	2,452,995	95,702,203
Koninklijke Philips Electronics NV ADR	133,700	5,203,604
Sns Reaal	194,551	4,098,954

TOTAL — NETHERLANDS		437,393,882

NEW ZEALAND — (0.1%)
COMMON STOCKS — (0.1%)
Air New Zealand, Ltd.	921,287	1,222,804
Contact Energy, Ltd.	1,278,493	8,013,462

TOTAL — NEW ZEALAND		9,236,266

NORWAY — (1.0%)
COMMON STOCKS — (1.0%)
DNB Nor ASA Series A	2,582,094	37,769,831
Norsk Hydro ASA	672,814	9,504,945
# Norsk Hydro ASA Sponsored ADR	59,900	857,804
Orkla ASA	2,780,950	34,570,021
Storebrand ASA	713,900	5,522,624
Wilh. Wilhelmsen ASA	11,850	426,709

TOTAL — NORWAY		88,651,934

10

PORTUGAL — (0.2%)
COMMON STOCKS — (0.2%)
#	Banco BPI SA	232,343	$1,112,513
#	Banco Comercial Portugues SA	2,008,205	5,785,246
	Banco Espirito Santo SA	320,446	5,776,234
#	Cimpor Cimentos de Portugal SA	279,009	2,327,032
#	Portucel-Empresa Produtora de Pasta de Papel SA	730,671	2,310,428

TOTAL — PORTUGAL			17,311,453

SINGAPORE — (1.0%)
COMMON STOCKS — (1.0%)
	Allgreen Properties, Ltd.	831,000	746,844
# *	Chartered Semiconductor Manufacturing, Ltd.	1,416,000	730,197
# *	Chartered Semiconductor Manufacturing, Ltd. Sponsored ADR	67,987	357,612
	DBS Group Holdings, Ltd.	3,365,500	40,973,840
	Fraser & Neave, Ltd.	2,421,450	8,338,381
	Jardine Cycle & Carriage, Ltd.	174,810	2,634,586
	Neptune Orient Lines, Ltd.	259,000	566,006
	Overseas Chinese Banking Corp., Ltd.	1,059,000	5,712,818
	Singapore Airlines, Ltd.	1,489,600	16,157,575
#	Singapore Land, Ltd.	687,000	3,425,080
	United Industrial Corp., Ltd.	1,391,000	2,948,502
	United Overseas Bank, Ltd.	603,000	7,645,666
	UOL Group, Ltd.	1,740,600	4,758,354
#	Wheelock Properties (S), Ltd.	605,000	809,050

TOTAL — SINGAPORE			95,804,511

SPAIN — (3.8%)
COMMON STOCKS — (3.8%)
#	Abertis Infraestructuras SA	221,400	6,986,728
	Acciona SA	50,116	12,731,312
#	Acerinox SA	401,488	10,073,933
	Banco Bilbao-Vizcaya Argentaria SA Sponsored ADR	309,400	6,345,794
#	Banco de Sabadell SA	2,504,343	23,068,422
#	Banco Espanol de Credito SA	363,460	6,219,936
#	Banco Pastor SA	320,162	4,799,849
#	Banco Popular Espanol SA	481,719	7,544,051
	Banco Santander Central Hispano SA	7,329,732	130,978,175
#	Banco Santander SA Sponsored ADR	2,037,500	36,226,750
	Bankinter SA	210,353	3,103,977
#	Cementos Portland Valderrivas SA	18,915	1,803,350
	Gas Natural SDG SA	218,361	13,231,201
	Grupo Catalana Occidente SA	125,781	4,202,012
#	Grupo Ferrovial SA	155,770	10,193,926
	Iberia Lineas Aereas de Espana SA	617,500	2,217,327
	Mapfre SA	732,775	3,304,043
	Repsol YPF SA	1,537,866	53,050,951
	Repsol YPF SA Sponsored ADR	308,300	10,639,433
#	Sol Melia SA	141,496	2,123,450

TOTAL — SPAIN			348,844,620

11

	SWEDEN — (2.3%)
	COMMON STOCKS — (2.3%)
	Electrolux AB Series B	291,700	$4,680,363
	Fabege AB	313,260	3,427,700
	Holmen AB Series A	6,300	249,596
#	Holmen AB Series B	150,400	5,169,021
# *	Lundin Petroleum AB	167,624	2,182,847
	Nordea Bank AB	4,374,518	65,777,196
	Skandinaviska Enskilda Banken AB Series A	743,500	18,523,919
	Skandinaviska Enskilda Banken AB Series C	9,800	228,158
	SSAB Svenskt Stal AB Series A	271,300	7,596,457
	SSAB Svenskt Stal AB Series B	131,700	3,345,303
	Svenska Cellulosa AB	57,000	939,473
	Svenska Cellulosa AB Series B	869,700	14,275,879
	Svenska Handelsbanken AB Series A	762,000	21,228,433
*	Swedbank AB Series A	93,800	2,535,214
	Tele2 AB Series B	490,700	8,624,916
	TeliaSonera AB	3,742,500	29,815,453
	Trelleborg AB Series B	144,600	2,588,336
	Volvo AB Series A	550,700	8,138,374
	Volvo AB Series B	831,800	12,348,997

	TOTAL — SWEDEN		211,675,635

	SWITZERLAND — (5.9%)
	COMMON STOCKS — (5.9%)
	Baloise-Holding AG	206,141	18,591,579
	Banque Cantonale Vaudoise	9,461	4,887,063
	Ciba Specialty Chemicals AG	131,616	5,264,709
	Compagnie Financiere Richemont AG Series A	1,125,900	65,176,878
	Credit Suisse Group	1,826,488	89,801,230
	Credit Suisse Group Sponsored ADR	591,859	28,953,742
	Givaudan SA	13,960	13,996,992
	Holcim, Ltd.	426,797	43,522,274
	Julius Baer Holdings, Ltd. AG	38,097	2,812,582
	PSP Swiss Property AG	98,640	6,044,026
	St. Galler Kantonalbank	9,132	4,267,702
	Sulzer AG	1,500	1,721,912
	Swiss Life Holding	127,247	31,896,150
#	Swiss Re	639,545	51,261,752
	Syngenta AG	143,759	41,332,058
	Syngenta AG ADR	241,589	13,847,882
	UBS AG	793,947	25,905,356
	Vontobel Holdings AG	10,000	353,588
	Zurich Financial SVCS AG	298,280	93,245,648

	TOTAL — SWITZERLAND		542,883,123

	UNITED KINGDOM — (20.0%)
	COMMON STOCKS — (20.0%)
	Alliance & Leicester P.L.C.	448,296	4,971,867
	Anglo American P.L.C.	2,232,948	141,732,301
	Arriva P.L.C.	105,930	1,426,257

12

	Associated British Foods P.L.C.	1,320,465	$22,125,738
	Aviva P.L.C.	6,768,276	81,580,681
	BAE Systems P.L.C.	346,679	3,300,025
#	Barclays P.L.C. Sponsored ADR	2,210,690	83,055,623
	Barratt Developments P.L.C.	865,205	6,999,955
#	Bradford & Bingley P.L.C.	1,372,545	6,043,705
*	British Airways P.L.C.	2,481,713	12,579,925
	Cable and Wireless P.L.C.	3,342,769	11,679,178
	Carnival P.L.C.	422,306	16,681,752
	Carnival P.L.C. ADR	40,700	1,602,359
	Compass Group P.L.C.	1,586,431	10,225,592
	DSG International P.L.C.	2,744,891	3,431,226
*	easyJet P.L.C.	708,463	5,712,254
	Enterprise Inns P.L.C.	1,212,242	9,952,612
	Friends Provident P.L.C.	4,365,221	11,496,001
	GKN P.L.C.	851,321	4,436,050
	Greene King P.L.C.	189,474	2,437,555
	HBOS P.L.C.	8,458,158	100,508,031
	HSBC Holdings P.L.C. Sponsored ADR	2,217,643	166,877,636
	International Power P.L.C.	2,272,744	17,074,704
	ITV P.L.C.	11,443,244	15,125,327
	Kingfisher P.L.C.	5,401,607	13,943,683
	Ladbrokes P.L.C.	1,091,195	6,552,479
	Legal and General Group P.L.C.	14,896,697	36,650,439
	Meggitt P.L.C.	1,403,563	7,738,993
	Mitchells & Butlers P.L.C.	718,888	6,325,244
	Mondi P.L.C.	726,064	5,600,733
	Old Mutual P.L.C.	7,500,690	18,527,193
	Pearson P.L.C.	901,901	11,860,412
	Pearson P.L.C. Sponsored ADR	1,470,609	19,470,863
	Persimmon P.L.C.	1,004,312	14,591,784
	Punch Taverns P.L.C.	592,747	7,545,008
	Resolution P.L.C.	2,746,810	37,610,478
	Rexam P.L.C.	1,378,089	11,996,939
	Royal & Sun Alliance Insurance Group P.L.C.	13,325,551	34,738,948
	Royal Bank of Scotland Group P.L.C.	26,156,343	197,755,144
	Royal Dutch Shell P.L.C. ADR	1,052,345	73,706,244
	Sainsbury (J.) P.L.C.	3,326,622	23,322,760
	Schroders P.L.C.	123,678	2,335,130
	Schroders P.L.C. Non-Voting	63,155	1,058,548
	Scottish & Newcastle P.L.C.	2,637,735	41,258,348
#	Signet Group P.L.C. Sponsored ADR	5,200	63,284
	Tate & Lyle P.L.C.	167,210	1,731,391
	Taylor Wimpey P.L.C.	3,248,929	10,993,834
	The Berkeley Group Holdings P.L.C.	205,922	4,236,433
	Tomkins P.L.C. Sponsored ADR	183,500	2,475,415
	Vodafone Group P.L.C.	60,811,202	195,779,012
	Vodafone Group P.L.C. Sponsered ADR	5,845,118	188,388,153
	William Morrison Supermarkets P.L.C.	4,878,007	28,595,015
	WPP Group P.L.C.	1,301,269	15,359,856
	WPP Group P.L.C. Sponsored ADR	24,445	1,456,189
	Xstrata P.L.C.	827,417	64,546,962

TOTAL — UNITED KINGDOM			1,827,271,268

13

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $149,710,000 FNMA 6.00%, 02/01/27 & 6.50%, 08/01/37, valued at $140,072,847) to be repurchased at $135,379,160	$135,346	$135,346,000

SECURITIES LENDING COLLATERAL — (8.6%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $176,737,201 FHLMC 5.337%(r), 01/01/36 & FNMA, rates ranging from 4.609%(r) to 6.500%, maturities ranging from 02/01/37 to 03/01/38, valued at $166,607,471) to be repurchased at $163,383,942	163,341	163,340,657
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $324,440,313 FHLMC, rates ranging from 4.500% to 7.000%, maturities ranging from 06/01/21 to 03/01/38; FNMA, rates ranging from 5.085%(r) to 5.719%(r), maturities ranging from 12/01/35 to 02/01/38 & GNMA 6.000%, 10/15/37 & 7.000%, 12/15/37, valued at $291,424,138) to be repurchased at $285,785,652	285,710	285,709,939
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $346,014,006 FNMA, rates ranging from 4.500% to 6.000%, maturities ranging from 10/01/22 to 01/01/38, valued at $342,363,484) to be repurchased at $335,736,639	335,648	335,648,252
TOTAL SECURITIES LENDING COLLATERAL		784,698,848

TOTAL INVESTMENTS - (100.0%) (Cost $7,684,733,951)##		$9,122,720,668

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,688,172,860
Level 2 – Other Significant Observable Inputs	7,434,547,808
Level 3 – Significant Unobservable Inputs	—
Total	$9,122,720,668

14

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (72.4%)
Consumer Discretionary — (16.4%)
* #	ABILIT Corp.	110,900	$156,872
#	Aeon Fantasy Co., Ltd.	62,032	866,702
#	Ahresty Corp.	77,200	966,530
#	Ai Holdings Corp.	187,600	944,773
	Aichi Machine Industry Co., Ltd.	292,000	560,864
	Aigan Co., Ltd.	63,200	442,723
	Aisan Industry Co., Ltd.	191,300	2,007,776
#	Akebono Brake Industry Co., Ltd.	386,000	2,574,588
#	Akindo Sushiro Co., Ltd.	18,400	382,034
#	Alpha Corp.	31,700	428,803
#	Alpine Electronics, Inc.	231,700	2,740,130
#	Amiyaki Tei Co., Ltd.	245	488,641
#	Amuse, Inc.	25,000	594,358
#	Anrakutei Co., Ltd.	50,000	337,806
#	AOI Advertising Promotion, Inc.	39,000	230,516
#	AOKI Holdings, Inc.	166,900	2,968,509
	Araya Industrial Co., Ltd.	209,000	526,356
#	Arealink Co., Ltd.	3,000	231,884
* #	Asahi Tec Corp.	854,000	806,077
	Ashimori Industry Co., Ltd.	182,000	315,154
	Asti Corp.	50,000	143,820
* #	Atom Corp.	133,200	556,649
	Atsugi Co., Ltd.	719,000	893,015
	Aucnet, Inc.	31,600	409,994
	Autobacs Seven Co., Ltd.	40,000	905,385
#	Avex Group Holdings, Inc.	155,500	1,763,949
* #	Banners Co., Ltd.	86,000	20,602
#	Belluna Co., Ltd.	194,060	1,272,160
#	Best Denki Co., Ltd.	280,500	2,224,866
#	Bookoff Corp.	65,000	315,616
	Calsonic Kansei Corp.	458,000	1,887,375
	Catena Corp.	92,000	184,951
#	Chiyoda Co., Ltd.	145,000	2,115,123
#	Chofu Seisakusho Co., Ltd.	127,700	2,271,590
*	Chori Co., Ltd.	675,000	657,502
	Chuo Corp.	81,000	233,562
	Chuo Spring Co., Ltd.	210,000	745,949
#	Circle K Sunkus Co., Ltd.	64,100	960,515
#	Clarion Co., Ltd.	933,000	2,398,972
#	Cleanup Corp.	160,000	853,830
#	Colowide Co., Ltd.	205,450	1,070,062
* #	Columbia Music Entertainment, Inc.	477,000	290,819
	Corona Corp.	101,200	1,301,181

1

	Cross Plus, Inc.	22,000	$222,662
#	Culture Convenience Club Co., Ltd.	463,900	1,805,167
#	Cybozu, Inc.	1,538	459,073
#	D&M Holdings, Inc.	314,000	820,331
	Daido Kogyo Co., Ltd.	145,000	296,566
#	Daido Metal Co., Ltd.	147,000	834,900
#	Daidoh, Ltd.	129,000	1,500,751
	Daifuku Co., Ltd.	93,000	1,223,667
#	Daikoku Denki Co., Ltd.	50,700	462,668
#	Daikyo, Inc.	622,236	1,469,011
	Daimaruenawin Co., Ltd	400	2,521
#	Dainichi Co., Ltd.	59,200	299,325
#	Daisyo Corp.	74,200	949,337
*	Daito Woolen Spinning & Weaving Co., Ltd.	82,000	75,509
#	Daiwa Seiko, Inc.	444,000	807,338
#	Daiwabo Co., Ltd.	478,000	1,191,317
	DCM Japan Holdings Co., Ltd.	188,500	998,203
#	Descente, Ltd.	270,000	1,415,284
* #	DIA Kensetsu Co., Ltd.	484,600	149,754
#	Don Quijote Co., Ltd.	57,900	927,343
#	Doshisha Co., Ltd.	66,600	1,046,084
#	DOUTOR NICHIRES Holdings Co., Ltd.	180,086	3,270,982
	Dynic Corp.	127,000	261,948
#	Eagle Industry Co., Ltd.	170,000	1,511,905
* #	Econach Co., Ltd.	177,000	145,691
#	Edion Corp.	89,000	875,203
	Eikoh, Inc.	41,800	167,813
#	Exedy Corp.	123,700	3,697,393
#	Ezaki Glico Co., Ltd.	89,000	956,327
#	F&A Aqua Holdings, Inc.	62,238	409,395
	Fine Sinter Co., Ltd.	49,000	163,754
	Foster Electric Co., Ltd.	84,100	2,091,226
#	France Bed Holdings Co., Ltd.	826,000	1,068,903
#	Fuji Co., Ltd.	120,400	1,985,523
#	Fuji Corp., Ltd.	117,000	372,656
#	Fuji Kiko Co., Ltd.	151,000	244,516
#	Fuji Kyuko Co., Ltd.	378,000	1,406,219
	Fuji Oozx, Inc.	6,000	23,770
* #	Fujibo Holdings, Inc.	332,000	493,084
*	Fujii & Co., Ltd.	44,000	424
	Fujikura Rubber, Ltd.	74,000	328,555
#	Fujita Kanko, Inc.	412,100	2,597,615
	Fujitsu Business Systems, Ltd.	90,900	1,024,128
* #	Fujitsu General, Ltd.	348,000	1,242,383
#	Funai Electric Co., Ltd.	39,900	1,126,114
* #	Furukawa Battery Co., Ltd.	73,000	285,367
	G-7 Holdings, Inc.	29,200	139,644
*	Gajoen Kanko	37,000	—
#	Gakken Co., Ltd.	363,000	861,022
#	Genki Sushi Co., Ltd.	19,200	229,891
#	GEO Co., Ltd.	762	786,994
*	Goldwin, Inc.	175,000	350,104
#	Gourmet Kineya Co., Ltd.	68,000	511,021
* #	GSI Creos Corp.	194,000	212,358
#	Gulliver International Co., Ltd.	36,120	1,447,681
#	Gunze, Ltd.	445,000	2,062,298
#	Happinet Corp.	37,000	476,406
#	Haruyama Trading Co., Ltd.	49,900	294,594
	Heiwa Corp.	48,100	483,579
	Himaraya Co., Ltd.	38,300	150,622
	HIS Co., Ltd.	118,200	1,978,600
	Horipro, Inc.	48,200	536,122
	I Metal Technology Co., Ltd.	153,000	267,892
	Ichikawa Co., Ltd.	63,000	217,822
#	Ichikoh Industries, Ltd.	296,000	662,809
* #	Image Holdings Co., Ltd.	41,000	160,296
#	Imasen Electric Industrial Co., Ltd.	55,800	764,605
	Imperial Hotel, Ltd.	4,300	201,932
	Impress Holdings, Inc.	1,124	144,221
	Inaba Seisakusho Co., Ltd.	62,400	793,329
	Ishizuka Glass Co., Ltd.	109,000	232,043
*	Izuhakone Railway Co., Ltd.	300	15,593
* #	Izutsuya Co., Ltd.	350,000	310,280
#	J Front Retailing Co., Ltd.	516,677	3,383,302
#	Janome Sewing Machine Co., Ltd.	707,000	602,929
#	Japan Vilene Co., Ltd.	229,000	927,200
#	Jeans Mate Corp.	38,208	280,261
#	Jidosha Buhin Kogyo Co., Ltd.	82,000	369,812
* #	Joban Kosan Co., Ltd.	226,000	346,073
#	Joint Corp.	98,400	1,270,144
#	Joshin Denki Co., Ltd.	201,000	1,724,876
#	Juki Corp.	455,000	2,013,651
	Juntendo Co., Ltd.	35,000	50,309

2

#	Jyomo Co., Ltd.	186,000	$252,552
	Kabuki-Za Co., Ltd.	39,000	1,768,554
#	Kadokawa Holdings, Inc.	94,400	2,103,821
	Kanto Auto Works, Ltd.	243,500	3,293,964
	Kasai Kogyo Co., Ltd.	119,000	328,479
	Kato Sangyo Co., Ltd.	130,700	1,466,137
	Kawai Musical Instruments Manufacturing Co., Ltd.	263,000	403,956
* #	Kawashima Selkon Textiles Co., Ltd.	289,000	269,726
	Kayaba Industry Co., Ltd.	745,000	3,039,511
	Keihin Corp.	36,200	584,136
#	Keiyo Co., Ltd.	200,400	1,022,026
	Kentucky Fried Chicken Japan, Ltd.	80,000	1,358,073
#	Kenwood Corp.	1,294,000	1,401,250
* #	Kinki Nippon Tourist Co., Ltd.	304,000	624,967
* #	Kinugawa Rubber Industrial Co., Ltd.	203,000	325,238
#	Kisoji Co., Ltd.	89,300	1,837,318
	Koekisha Co., Ltd.	13,600	245,631
#	Kohnan Shoji Co., Ltd.	94,100	1,112,764
#	Kojima Co., Ltd.	130,100	682,881
	Komatsu Seiren Co., Ltd.	148,000	608,933
#	Komeri Co., Ltd.	43,700	1,023,599
	Konaka Co., Ltd.	107,760	636,588
*	Kosugi Sangyo Co., Ltd.	416,000	122,417
	Ku Holdings Co., Ltd.	68,200	338,858
#	Kura Corp.	79	183,131
	Kurabo Industries, Ltd.	879,000	1,855,514
	Kuraudia Co., Ltd.	4,800	44,421
	Kuroganeya Co., Ltd.	14,000	52,346
	K’s Holdings Corp.	134,372	2,408,653
#	Kyoritsu Maintenance Co., Ltd.	50,960	866,275
#	Kyoto Kimono Yuzen Co., Ltd.	572	474,082
	Kyowa Leather Cloth Co., Ltd.	75,400	396,989
* #	Laox Co., Ltd.	206,000	136,733
#	Look, Inc.	102,000	181,025
#	Maezawa Kyuso Industries Co., Ltd.	51,700	951,549
* #	Magara Construction Co., Ltd.	135,000	77,569
* #	Mamiya-Op Co., Ltd.	285,000	250,352
	Marche Corp.	23,000	182,037
#	Mars Engineering Corp.	77,900	1,244,073
	Marubeni Telecom Co., Ltd.	207	175,593
#	Maruei Department Store Co., Ltd.	136,000	403,805
*	Maruishi Holdings Co., Ltd.	214,000	2,060
* #	Maruzen Co., Ltd. (6569583)	375,000	400,247
	Maruzen Co., Ltd. (6573498)	46,000	195,808
#	Matsuya Co., Ltd.	184,600	3,846,696
#	Matsuya Foods Co., Ltd.	66,600	862,878
	Meiwa Industry Co., Ltd.	38,000	100,923
#	Mikuni Corp.	114,000	350,168
* #	Misawa Homes Co., Inc.	128,100	913,448
#	Misawa Resort Co., Ltd.	194,000	672,986
#	MISUMI Group, Inc.	76,300	1,217,667
	Mitsuba Corp.	155,690	742,193
#	Mitsui Home Co., Ltd.	228,000	995,011
	Miyuki Keori Co., Ltd.	106,000	285,884
#	Mizuno Corp.	462,000	3,006,462
#	MOS Food Services, Inc.	113,000	1,591,452
	MR Max Corp.	127,200	461,683
	Mutow Co., Ltd.	79,400	450,250
* #	Naigai Co., Ltd.	236,000	174,159
#	Nexyz Corp.	3,700	171,025
#	Nice Holdings, Inc.	409,000	1,016,601
#	Nichimo Corp.	667,000	317,463
	Nichirei Corp.	514,000	2,546,503
#	Nidec Copal Corp.	202,800	2,413,539
#	Nidec Tosok Corp.	62,600	464,737
#	Nihon Eslead Corp.	53,048	705,264
	Nihon Tokushu Toryo Co., Ltd.	56,000	264,119
#	Nihon Unisys, Ltd.	73,500	879,602
	Nikko Travel Co., Ltd.	12,200	48,909

3

	Nippon Felt Co., Ltd.	69,000	$392,251
#	Nippon Piston Ring Co., Ltd.	262,000	409,756
	Nippon Seiki Co., Ltd.	151,400	2,313,404
#	Nishimatsuya Chain Co., Ltd.	228,900	2,191,013
	Nissan Shatai Co., Ltd.	524,300	4,479,577
#	Nissen Holdings Co., Ltd.	213,100	1,441,449
	Nissin Kogyo Co., Ltd.	51,100	905,908
	Nittan Valve Co., Ltd.	85,000	452,562
	Nitto Kako Co., Ltd.	98,000	85,195
	Noritake Co., Ltd.	557,000	2,323,655
#	Noritsu Koki Co., Ltd.	121,100	2,256,619
* #	Omikenshi Co., Ltd.	176,000	136,631
*	Orient Watch Co., Ltd.	12,000	4,736
	Pacific Industrial Co., Ltd.	187,000	731,854
#	PanaHome Corp.	533,200	3,419,886
#	Parco Co., Ltd.	278,300	3,386,751
#	Paris Miki, Inc.	191,900	2,632,770
	Piolax, Inc.	45,600	958,386
#	Press Kogyo Co., Ltd.	385,000	1,502,478
	Q.P. Corp.	109,900	1,092,850
* #	Renown, Inc.	162,800	642,228
	Resorttrust, Inc.	174,508	2,645,336
#	Rhythm Watch Co., Ltd.	454,000	510,784
#	Right On Co., Ltd.	103,225	905,679
#	Riken Corp.	368,000	1,516,653
#	Ringer Hut Co., Ltd.	76,800	1,020,678
	Roland Corp.	90,700	1,864,956
#	Round One Corp.	1,227	1,406,362
#	Royal Co., Ltd.	142,000	1,443,548
#	Sagami Chain Co., Ltd.	78,000	823,540
*	Sagami Co., Ltd.	80,000	93,400
	Sagami Rubber Industries Co., Ltd.	15,000	50,158
#	Saint Marc Holdings Co., Ltd.	38,300	1,219,111
#	Saizeriya Co., Ltd.	176,900	1,712,739
#	Sakai Ovex Co., Ltd.	205,000	236,163
	Sanden Corp.	499,000	2,331,934
#	Sanei-International Co., Ltd.	61,800	907,215
#	Sankyo Seiko Co., Ltd.	209,000	595,925
#	Sanoh Industrial Co., Ltd.	118,000	712,620
#	Sanrio Co., Ltd.	291,900	2,536,403
*	Sansui Electric Co., Ltd.	4,135,000	358,060
	Sanyo Housing Nagoya Co., Ltd.	363	374,197
#	Sanyo Shokai, Ltd.	474,000	2,488,609
#	Seiko Holdings Corp.	401,407	1,985,641
	Seiren Co., Ltd.	221,000	1,478,514
#	Senshukai Co., Ltd.	164,000	1,175,620
	Shikibo, Ltd.	421,000	539,718
#	Shimachu Co., Ltd.	44,900	1,160,727
	Shinyei Kaisha	96,000	174,414
#	Shiroki Co., Ltd.	310,000	880,235
#	Shobunsha Publications, Inc.	53,500	425,884
#	Shochiku Co., Ltd.	438,400	2,895,135
	Showa Corp.	254,100	2,241,830
* #	Silver Seiko, Ltd.	1,091,000	299,291
	SKY Perfect JSAT Corp.	4,196	1,240,308
	SNT Corp.	96,300	590,504
* #	Sofmap Co., Ltd.	43,100	95,887
	Soft99 Corp.	73,400	506,631
* #	Solid Group Holdings Co., Ltd.	710,600	269,877
	Sotoh Co., Ltd.	51,000	599,048
	SPK Corp.	16,800	193,960
#	Suminoe Textile Co., Ltd.	267,000	546,928
#	Sumitomo Forestry Co., Ltd.	195,266	1,530,428
*	Suzutan Co., Ltd.	26,200	52,369
* #	SxL Corp.	493,000	260,484
	Tachikawa Corp.	50,800	264,957
	Tachi-S Co., Ltd.	122,640	1,093,807
	Takamatsu Corp.	135,500	1,979,327
#	Taka-Q Co., Ltd.	73,500	124,912

4

#	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	$301,083
#	Tasaki Shinju Co., Ltd.	116,000	292,564
	Taya Co., Ltd.	5,000	37,329
#	TBK Co., Ltd.	90,000	437,933
	TDF Corp.	27,000	69,189
#	Tecmo, Ltd.	79,800	997,540
#	Teikoku Piston Ring Co., Ltd.	111,000	1,092,331
	Teikoku Sen-I Co., Ltd.	80,000	309,946
	Telepark Corp.	146	145,305
* #	Ten Allied Co., Ltd.	50,000	168,598
	Tenma Corp.	111,000	1,631,364
* #	The Daiei, Inc.	230,100	1,462,248
#	The Japan General Estate Co., Ltd.	121,900	1,161,449
	The Japan Wool Textile Co., Ltd.	316,000	2,693,446
	Tigers Polymer Corp.	59,000	325,698
	Toabo Corp.	219,000	185,998
	Toei Co., Ltd.	438,000	2,427,951
* #	Tohoku Misawa Homes Co., Ltd.	37,500	106,684
* #	Tokai Kanko Co., Ltd.	459,999	240,846
#	Tokai Senko K.K., Nagoya	102,000	119,237
	Tokyo Dome Corp.	655,200	3,166,770
	Tokyo Kaikan Co., Ltd.	12,000	63,365
	Tokyo Soir Co., Ltd.	49,000	133,009
#	Tokyo Style Co., Ltd.	345,700	3,279,083
#	Tokyotokeiba Co., Ltd.	971,000	1,850,969
	Tokyu Recreation Co., Ltd.	77,000	464,022
#	Tomy Co., Ltd.	321,793	2,411,559
* #	Tonichi Carlife Group, Inc.	108,000	106,953
	Toppan Forms Co., Ltd.	90,700	965,745
	Topre Corp.	185,000	1,699,756
*	Tosco Co., Ltd.	81,000	250,746
	Totenko Co., Ltd.	57,000	104,437
#	Touei Housing Corp.	92,440	701,527
#	Toyo Radiator Co., Ltd.	260,000	1,479,093
	Toyo Tire & Rubber Co., Ltd.	730,000	2,013,172
	Toyobo Co., Ltd.	1,029,000	2,090,401
#	Tsukamoto Co., Ltd.	67,000	75,420
	Tsutsumi Jewelry Co., Ltd.	69,300	1,385,496
#	Unitika, Ltd.	1,673,000	1,655,653
#	U-Shin, Ltd.	97,000	441,385
*	Verite Co., Ltd.	24,000	41,536
* #	Victor Co. of Japan, Ltd.	403,000	750,054
	Watabe Wedding Corp.	29,500	337,353
#	Watami Food Service Co., Ltd.	144,800	2,239,935
	Wondertable, Ltd.	97,000	113,721
	Xebio Co., Ltd.	35,800	753,888
#	Yamatane Corp.	338,000	369,590
	Yamato International, Inc.	43,000	230,233
	Yellow Hat, Ltd., Tokyo	75,600	434,847
	Yokohama Reito Co., Ltd.	179,000	1,283,988
#	Yomiuri Land Co., Ltd.	276,000	969,381
#	Yonex Co., Ltd.	41,000	317,824
#	Yorozu Corp.	75,400	1,094,053
	Yoshimoto Kogyo Co., Ltd.	120,000	1,483,584
#	Yoshinoya Holdings Co., Ltd.	2,227	3,714,843
#	Zenrin Co., Ltd.	130,900	3,161,104
#	Zensho Co., Ltd.	372,900	2,591,324
Total Consumer Discretionary			308,402,889

Consumer Staples — (6.8%)
#	Aderans Holdings Co., Ltd.	146,350	2,655,111
*	Aeon Hokkaido Corp.	58,800	144,878
	Ahjikan Co., Ltd.	10,500	84,452
#	Ariake Japan Co., Ltd.	116,800	1,561,788
	Cawachi, Ltd.	83,400	2,175,906
#	CFS Corp.	90,500	419,120
#	Chubu Shiryo Co., Ltd.	91,000	564,590
	Chuo Gyorui Co., Ltd.	93,000	231,980
	Coca-Cola Central Japan Co., Ltd.	311	2,554,277

5

	CVS Bay Area, Inc.	55,000	$82,436
#	DyDo Drinco, Inc.	57,200	2,318,978
	Echo Trading Co., Ltd.	11,000	103,783
	Ensuiko Sugar Refining Co., Ltd.	103,000	186,959
#	Fancl Corp.	244,600	3,208,763
* #	First Baking Co., Ltd.	140,000	163,132
	Fuji Oil Co., Ltd.	304,700	2,672,504
	Fujicco Co., Ltd.	121,600	1,353,767
* #	Fujiya Co., Ltd.	564,000	824,129
	Hagoromo Foods Corp.	41,000	382,307
	Harashin Narus Holdings Co., Ltd.	63,100	600,521
* #	Hayashikane Sangyo Co., Ltd.	267,000	226,744
	Heiwado Co., Ltd.	204,100	3,161,527
* #	Hohsui Corp.	120,000	168,348
	Hokkaido Coca-Cola Bottling Co., Ltd.	89,000	514,315
#	Hokuto Corp.	113,300	1,945,308
#	Inageya Co., Ltd.	179,000	1,559,676
	Itochu-Shokuhin Co., Ltd.	44,300	1,299,927
#	Itoham Foods, Inc.	711,800	3,929,901
#	Izumiya Co., Ltd.	300,000	1,447,574
	J-Oil Mills, Inc.	563,000	1,407,556
	Kameda Seika Co., Ltd.	71,800	1,172,732
	Kasumi Co., Ltd.	216,000	1,126,592
#	Key Coffee, Inc.	78,700	1,137,044
#	Kibun Food Chemifa Co., Ltd.	95,000	804,515
	Kirindo Co., Ltd.	22,800	123,583
	Kyodo Shiryo Co., Ltd.	313,000	366,746
#	Kyokuyo Co., Ltd.	380,000	656,669
#	Life Corp.	188,900	2,726,187
#	Lion Corp.	306,000	1,457,323
#	Mandom Corp.	84,400	2,467,779
	Marudai Food Co., Ltd.	454,000	1,086,073
#	Maruha Nichiro Holdings, Inc.	1,696,069	2,481,315
	Maruya Co., Ltd.	14,000	28,800
* #	Matsumotokiyoshi Holdings Co., Ltd.	37,400	764,992
*	Maxvalu Tohok Co., Ltd.	18,200	127,897
	Maxvalu Tokai Co., Ltd.	61,000	902,002
	Meiji Dairies Corp.	31,000	177,692
#	Meito Sangyo Co., Ltd.	79,900	1,541,691
	Mercian Corp.	424,000	798,743
	Mikuni Coca-Cola Bottling Co., Ltd.	189,000	2,156,309
#	Milbon Co., Ltd.	43,940	792,788
#	Ministop Co., Ltd.	100,000	1,909,861
#	Mitsui Sugar Co., Ltd.	477,850	1,714,676
	Miyoshi Oil & Fat Co., Ltd.	246,000	330,416
#	Morinaga & Co., Ltd.	933,000	1,992,377
#	Morinaga Milk Industry Co., Ltd.	875,000	2,312,661
	Morishita Jinton Co., Ltd.	47,800	136,946
	Morozoff, Ltd.	110,000	331,516
#	Nagatanien Co., Ltd.	121,000	939,121
#	Nakamuraya Co., Ltd.	208,000	936,784
#	Nichimo Co., Ltd.	112,000	165,992
#	Nihon Chouzai Co., Ltd.	23,000	281,096
	Niitaka Co., Ltd.	7,260	50,375
#	Nippon Beet Sugar Manufacturing Co., Ltd.	527,000	1,136,498
	Nippon Flour Mills Co., Ltd.	620,000	2,516,580
#	Nippon Formula Feed Manufacturing Co., Ltd.	216,000	251,907
	Nippon Suisan Kaisha, Ltd.	528,700	2,027,697
	Nissin Sugar Manufacturing Co., Ltd.	152,000	351,021
	Nitto Flour Milling Co., Ltd.	64,000	197,658
#	Oenon Holdings, Inc.	201,000	377,504
	Oie Sangyo Co., Ltd.	20,900	160,145
	Okuwa Co., Ltd.	156,000	1,779,707
	Olympic Corp.	66,700	398,636
	Oriental Yeast Co., Ltd.	103,000	553,565
	Pietro Co., Ltd.	10,300	97,263
#	Pigeon Corp.	69,600	1,095,616
	Poplar Co., Ltd.	25,760	169,798
*	Prima Meat Packers, Ltd.	724,000	677,251

6

	Riken Vitamin Co., Ltd.	81,400	$2,654,753
#	Rock Field Co., Ltd.	42,100	610,865
#	Ryoshoku, Ltd.	153,600	3,118,659
#	S Foods, Inc.	103,500	854,310
#	Sakata Seed Corp.	175,600	2,227,618
#	Seijo Corp.	33,600	673,647
#	Shikoku Coca-Cola Bottling Co., Ltd.	81,900	940,836
	Shoei Foods Corp.	44,000	201,422
#	Showa Sangyo Co., Ltd.	620,000	1,441,086
#	Snow Brand Milk Products Co., Ltd.	924,500	2,346,800
	Sogo Medical Co., Ltd.	23,500	703,308
	Sonton Food Industry Co., Ltd.	43,000	346,213
#	Sotetsu Rosen Co., Ltd.	70,000	292,849
#	Starzen Corp.	286,000	650,332
#	T.Hasegawa Co., Ltd.	142,700	2,448,394
#	Takara Holdings, Inc.	365,000	2,214,670
* #	The Maruetsu, Inc.	428,000	3,281,143
	The Nisshin Oillio Group, Ltd.	601,000	1,959,134
	Three F Co., Ltd.	17,700	122,164
#	Tobu Store Co., Ltd.	220,000	757,280
	Toho Co., Ltd.	162,000	514,043
#	Tohto Suisan Co., Ltd.	120,000	217,157
#	Tokyu Store Chain Corp.	240,000	1,045,482
	Torigoe Co., Ltd.	80,000	529,737
*	Toyo Sugar Refining Co., Ltd.	157,000	166,370
	Tsukiji Uoichiba Co., Ltd.	57,000	94,759
	Tsuruha Holdings, Inc.	46,400	1,496,441
	U. Store Co., Ltd.	63,600	471,113
	Unicafe, Inc.	14,260	199,414
#	Unicharm Petcare Corp.	50,000	2,838,619
	Unimat Offisco Corp.	87,400	1,005,532
#	Valor Co., Ltd.	178,400	1,869,944
	Warabeya Nichiyo Co., Ltd.	52,760	649,058
	Yaizu Suisankagaku Industry Co., Ltd.	42,100	429,770
	Yaoko Co., Ltd.	70,900	1,997,944
#	Yomeishu Seizo Co., Ltd.	102,000	1,060,726
#	Yonekyu Corp.	100,500	911,697
	Yuasa Funashoku Co., Ltd.	112,000	315,951
	Yukiguni Maitake Co., Ltd.	77,180	268,612
	Yutaka Foods Corp.	6,000	88,565
Total Consumer Staples			127,756,813

Energy — (1.0%)
#	AOC Holdings, Inc.	126,300	1,314,379
#	BP Castrol K.K.	69,800	197,598
* #	Fuji Kosan Co., Ltd.	264,000	266,748
	Itochu Enex Co., Ltd.	330,300	1,837,709
	Japan Oil Transportation Co., Ltd.	79,000	158,280
	Kanto Natural Gas Development Co., Ltd.	202,000	1,115,618
#	Kyoei Tanker Co., Ltd.	115,000	327,709
	Mitsuuroko Co., Ltd.	234,200	1,370,860
#	Modec, Inc.	127,400	4,161,354
#	Nippon Gas Co., Ltd.	153,000	1,433,666
	Nippon Seiro Co., Ltd.	64,000	181,545
	Sala Corp.	133,000	529,213
	San-Ai Oil Co., Ltd.	266,000	1,005,250
	Shinko Plantech Co., Ltd.	159,000	2,115,860
#	Sinanen Co., Ltd.	266,000	1,080,020
#	Toa Oil Co., Ltd.	369,000	489,546
#	Toyo Kanetsu K.K.	478,000	1,093,825
Total Energy			18,679,180

Financials — (7.2%)
#	Azel Corp.	214,000	446,375
#	Bank of the Ryukyus, Ltd.	125,080	1,118,318
#	Central Finance Co., Ltd.	341,000	1,014,847
	Century Leasing System, Inc.	186,200	1,541,044
	Comsys Holdings Corp.	145,000	1,175,240
#	Cosmo Securities Co., Ltd.	1,419,000	1,383,039

7

* #	Creed Corp.	360	$478,658
#	Daiko Clearing Services Corp.	51,000	298,159
	Fukushima Bank, Ltd.	858,000	778,790
	Fuyo General Lease Co., Ltd.	108,000	3,224,752
#	Gro-BeLS Co., Ltd.	177,000	264,833
#	Higashi-Nippon Bank, Ltd.	643,000	2,223,455
#	Ichiyoshi Securities Co., Ltd.	165,000	1,717,974
*	Kakuei (L.) Corp.	100,000	963
	Keihanshin Real Estate Co., Ltd.	144,000	579,679
#	Kenedix, Inc.	1,345	1,777,255
	Kirayaka Holdings, Inc.	98,000	193,853
	Kiyo Holdings, Inc.	2,193,900	3,357,297
#	Kobayashi Yoko Co., Ltd.	30,400	151,156
#	Kosei Securities Co., Ltd.	295,000	341,277
#	Marusan Securities Co., Ltd.	263,000	2,387,227
#	Meiwa Estate Co., Ltd.	89,300	796,485
#	Mito Securities Co., Ltd.	278,000	975,735
	Mitsubishi UFJ Financial Group, Inc.	90	793
	Monex Beans Holdings, Inc.	866	490,841
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,145
* #	NIS Group Co., Ltd.	269,725	450,494
#	Nisshin Fudosan Co., Ltd.	81,100	559,783
#	Okasan Holdings, Inc.	467,000	2,600,823
#	OMC Card, Inc.	218,300	1,009,893
#	Ricoh Leasing Co., Ltd.	107,900	2,445,112
#	RISA Partners, Inc.	537	1,050,121
#	Sankei Building Co., Ltd.	235,000	1,848,133
	Seino Holdings Co., Ltd.	81,000	536,869
* #	Seven Seas Holdings Co., Ltd.	194,000	161,539
	Shikoku Bank, Ltd.	762,000	2,800,087
#	Shimizu Bank, Ltd.	32,900	1,429,411
* #	Shinki Co., Ltd.	457,000	506,462
#	Suruga Corp.	134,600	1,497,806
#	Tachihi Enterprise Co., Ltd.	42,650	2,741,905
	Takagi Securities Co., Ltd.	208,000	490,005
	The Aichi Bank, Ltd.	35,000	2,757,972
	The Akita Bank, Ltd.	684,400	2,908,519
	The Aomori Bank, Ltd.	627,000	2,359,755
	The Awa Bank, Ltd.	271,000	1,466,655
#	The Bank of Ikeda, Ltd.	70,300	1,995,379
#	The Bank of Iwate, Ltd.	65,000	4,000,165
	The Bank of Nagoya, Ltd.	193,297	1,108,940
	The Bank of Okinawa, Ltd.	76,500	2,639,269
	The Bank of Saga, Ltd.	599,000	1,841,999
* #	The Chiba Kogyo Bank, Ltd.	174,200	2,211,421
	The Chukyo Bank, Ltd.	751,000	2,109,340
	The Daisan Bank, Ltd.	637,000	2,166,644
	The Daishi Bank, Ltd.	137,000	519,309
	The Daito Bank, Ltd.	511,000	484,935
	The Ehime Bank, Ltd.	609,000	2,089,006
#	The Eighteenth Bank, Ltd.	630,000	2,240,142
#	The Fuji Fire & Marine Insurance Co., Ltd.	445,000	1,253,460
#	The Fukui Bank, Ltd.	864,000	2,438,317
	The Hokkoku Bank, Ltd.	120,000	535,226
	The Hokuetsu Bank, Ltd.	898,000	2,051,048
	The Hyakugo Bank, Ltd.	312,182	1,772,378
	The Hyakujishi Bank, Ltd.	70,000	343,371
	The Kagawa Bank, Ltd.	276,350	1,589,184
	The Kagoshima Bank, Ltd.	260,500	1,807,972
#	The Kanto Tsukuba Bank, Ltd.	193,900	1,030,399
	The Kita-Nippon Bank, Ltd.	30,506	1,062,086
	The Michinoku Bank, Ltd.	538,000	1,591,801
	The Minato Bank, Ltd.	1,470,000	2,795,702
	The Miyazaki Bank, Ltd.	507,000	2,083,339
	The Nagano Bank, Ltd.	322,000	739,918
	The Nanto Bank, Ltd.	284,000	1,260,420
	The Oita Bank, Ltd.	504,900	3,236,691
	The San-in Godo Bank, Ltd.	178,000	1,441,691

8

#	TOC Co., Ltd.	433,550	$3,327,934
#	Tochigi Bank, Ltd.	396,000	2,324,490
	Toho Bank, Ltd.	780,200	3,135,169
#	Toho Real Estate Co., Ltd.	195,000	1,280,881
	Tohoku Bank, Ltd.	372,000	627,991
	Tokai Tokyo Securities Co., Ltd.	576,000	2,397,981
	Tokushima Bank, Ltd.	274,200	1,512,055
#	Tokyo Rakutenchi Co., Ltd.	227,000	747,683
#	Tokyo Theatres Co., Inc.	307,000	589,738
	Tokyo Tomin Bank, Ltd.	84,700	1,895,904
	Tokyu Community Corp.	49,400	1,063,827
#	Tokyu Livable, Inc.	132,300	1,164,498
#	Tomato Bank, Ltd.	407,000	919,217
#	Tottori Bank, Ltd.	336,000	878,045
* #	Towa Bank, Ltd.	833,000	888,731
#	Towa Real Estate Development Co., Ltd.	371,000	514,586
#	Toyo Securities Co., Ltd.	315,000	1,185,540
	Yamagata Bank, Ltd.	600,500	3,318,108
	Yamanashi Chuo Bank, Ltd.	188,000	1,081,391
	Yuraku Real Estate Co., Ltd.	212,000	646,562
Total Financials			136,280,417

Health Care — (3.5%)
	Aloka Co., Ltd.	104,000	1,474,162
	As One Corp.	64,880	1,321,036
	ASKA Pharmaceutical Co., Ltd.	103,000	936,834
	Create Medic Co., Ltd.	28,000	238,762
	Eiken Chemical Co., Ltd.	81,000	730,862
	FALCO biosystems, Ltd.	35,200	206,010
#	Fuso Pharmaceutical Industries, Ltd.	330,000	843,349
* #	Green Hospital Supply, Inc.	624	516,313
	Hitachi Medical Corp.	138,000	1,076,606
	Hogy Medical Co., Ltd.	56,000	2,639,424
	Iwaki & Co., Ltd.	55,000	99,279
*	Japan Medical Dynamic Marketing, Inc.	44,900	105,039
#	Jeol, Ltd.	275,000	1,007,032
	JMS Co., Ltd.	129,000	279,049
	Kaken Pharmaceutical Co., Ltd.	397,000	3,163,911
	Kawamoto Corp.	4,000	13,942
	Kawanishi Holdings, Ltd.	7,400	79,377
	Kawasumi Laboratories, Inc.	45,000	293,151
#	Kissei Pharmaceutical Co., Ltd.	191,500	3,861,686
	Kobayashi Pharmaceutical Co., Ltd.	34,800	1,369,073
	Kyorin Co., Ltd.	203,000	2,862,960
	Miraca Holdings, Inc.	152,400	3,269,016
	Mochida Pharmaceutical Co., Ltd.	419,900	4,122,570
#	Nichii Gakkan Co.	124,500	1,666,293
	Nihon Kohden Corp.	155,300	3,132,581
#	Nikkiso Co., Ltd.	243,000	1,587,883
#	Nippon Chemiphar Co., Ltd.	119,000	576,238
#	Nippon Kayaku Co., Ltd.	137,000	817,238
	Nippon Shinyaku Co., Ltd.	243,000	2,439,079
	Nipro Corp.	206,100	3,945,045
	Nissui Pharmaceutical Co., Ltd.	67,800	443,172
#	Paramount Bed Co., Ltd.	109,400	1,460,855
	Rion Co., Ltd.	5,000	30,108
	Rohto Pharmaceutical Co., Ltd.	389,600	4,653,298
	Seikagaku Corp.	203,900	2,164,237
#	SSP Co., Ltd.	436,000	2,008,335
#	Sundrug Co., Ltd.	12,400	313,107
#	Topcon Corp.	95,600	820,336
	Torii Pharmaceutical Co., Ltd.	98,900	1,528,200
#	Towa Pharmaceutical Co., Ltd.	57,800	2,644,860
* #	Toyama Chemicals Co., Ltd.	140,000	1,147,146
	Tsumura & Co.	53,500	1,103,169
	Vital-Net, Inc.	146,300	935,350
#	Wakamoto Pharmaceutical Co., Ltd.	102,000	374,897
#	Zeria Pharmaceutical Co., Ltd.	163,000	1,578,227
Total Health Care			65,879,097

9

Industrials — (19.9%)
#	A&A Material Corp.	235,000	$221,461
#	Advan Co., Ltd.	102,100	820,880
	ADVANEX, Inc.	121,000	132,257
#	Aeon Delight Co., Ltd.	142,800	2,970,395
	Aica Kogyo Co., Ltd.	243,000	2,203,422
#	Aichi Corp.	267,800	2,297,501
#	Aida Engineering, Ltd.	273,000	1,624,340
	Airport Facilities Co., Ltd.	190,970	1,352,879
	Airtech Japan, Ltd.	26,700	164,271
	Alps Logistics Co., Ltd.	53,900	489,204
#	Altech Co., Ltd.	23,000	80,128
#	Altech Corp.	38,150	389,882
#	Amano Corp.	276,400	3,186,802
#	Ando Corp.	264,000	365,424
	Anest Iwata Corp.	152,000	601,022
#	ART Corp.	38,000	634,552
	Asahi Diamond Industrial Co., Ltd.	251,000	1,696,739
	Asahi Kogyosha Co., Ltd.	101,000	328,006
#	Asahi Pretec Corp.	123,650	3,462,276
	Asanuma Corp.	234,000	297,994
#	Asia Air Survey Co., Ltd.	32,000	124,069
	Asunaro Aoki Construction Co., Ltd.	171,000	992,066
	Ataka Construction & Engineering Co., Ltd.	60,000	132,049
	Bando Chemical Industries, Ltd.	349,000	1,263,183
	Biken Techno Corp.	14,100	61,078
	Bunka Shutter Co., Ltd.	245,000	923,059
	Central Glass Co., Ltd.	617,000	2,724,266
#	Central Security Patrols Co., Ltd.	45,800	428,866
#	Chudenko Corp.	214,900	3,207,432
	Chugai Ro Co., Ltd.	335,000	1,215,522
	Chuo Denki Kogyo Co., Ltd.	92,000	967,480
	CKD Corp.	236,000	1,551,582
	Commuture Corp.	157,202	850,449
#	Cosel Co., Ltd.	147,100	1,540,410
	CTI Engineering Co., Ltd.	45,100	261,854
	Dai-Dan Co., Ltd.	160,000	672,485
#	Daihen Corp.	471,000	1,702,428
	Daiho Corp.	202,000	247,354
#	Daiichi Jitsugyo Co., Ltd.	198,000	852,689
#	Daimei Telecom Engineering Corp.	143,000	1,144,992
#	Daiseki Co., Ltd.	151,263	4,297,522
*	Daisue Construction Co., Ltd.	316,500	187,833
	Daiwa Industries, Ltd.	173,000	801,558
	Danto Holdings Corp.	92,000	183,963
#	Denyo Co., Ltd.	93,000	883,318
	DMW Corp.	4,800	85,430
* #	Dream Incubator, Inc.	168	157,068
#	Ebara Corp.	847,000	2,413,273
* #	Eneserve Corp.	110,900	445,251
#	Enshu, Ltd.	215,000	254,686
	Freesia Macross Corp.	1,355,000	434,914
#	Fudo Tetra Corp.	619,800	601,800
* #	Fujisash Co., Ltd.	106,300	88,711
#	Fujita Corp.	115,010	284,932
#	Fujitec Co., Ltd.	312,000	1,578,987
	Fukuda Corp.	136,000	377,308
	Fukusima Industries Corp.	30,500	276,300
#	Fukuyama Transporting Co., Ltd.	936,400	3,427,516
	Funai Consulting, Co., Ltd.	102,000	595,416
#	Furukawa Co., Ltd.	1,428,000	2,704,710
	Furusato Industries, Ltd.	52,000	514,900
#	Futaba Corp.	163,800	2,900,201
#	Gecoss Corp.	116,700	579,379
#	GS Yuasa Corp.	1,282,000	3,176,709
#	Hakuyosha Co., Ltd.	88,000	233,759
#	Hamai Co., Ltd.	97,000	154,715
#	Hanwa Co., Ltd.	745,000	3,433,669

10

#	Hazama Corp.	293,600	$276,991
	Hibiya Engineering, Ltd.	133,000	969,772
	Hitachi Metals Techno, Ltd.	57,500	262,614
#	Hitachi Plant Technologies, Ltd.	681,570	2,681,296
#	Hitachi Tool Engineering, Ltd.	96,500	1,093,997
	Hitachi Transport System, Ltd.	349,600	4,278,072
*	Hitachi Zosen Corp.	965,500	972,533
	Hokuetsu Industries Co., Ltd.	96,000	338,124
	Hokuriku Electrical Construction Co., Ltd.	56,000	159,241
#	Hosokawa Micron Corp.	147,000	1,020,368
#	Howa Machinery, Ltd.	389,000	315,232
	IBJ Leasing Co., Ltd.	127,800	2,447,587
	Ichiken Co., Ltd.	105,000	231,941
	Ichinen Co., Ltd.	73,000	292,761
#	Idec Corp.	135,500	1,611,116
#	Iino Kaiun Kaisha, Ltd.	346,700	3,101,725
	i-Logistics Corp.	91,000	232,600
#	Inaba Denki Sangyo Co., Ltd.	88,300	3,151,733
	Inabata and Co., Ltd.	226,000	1,165,798
* #	Inoue Kogyo Co., Ltd.	425,000	169,716
#	Inui Steamship Co., Ltd.	83,000	1,240,155
* #	Iseki & Co., Ltd.	779,000	1,090,507
* #	Ishikawa Seisakusho, Ltd.	154,000	112,615
*	Ishikawajima Construction Materials Co., Ltd.	43,000	48,913
	Ishikawajima Transport Machinery Co., Ltd.	73,000	315,997
#	Itoki Corp.	179,000	1,119,103
	Iwasaki Electric Co., Ltd.	266,000	651,631
#	Iwatani International Corp.	870,000	2,423,828
* #	J Bridge Corp.	276,000	191,775
#	Jalux, Inc.	44,400	767,486
#	Jamco Corp.	84,000	636,151
* #	Japan Bridge Corp.	44,350	106,366
#	Japan Cash Machine Co., Ltd.	102,115	892,183
#	Japan Foundation Engineering Co., Ltd.	95,600	232,102
#	Japan Kenzai Co., Ltd.	95,940	506,688
	Japan Pulp & Paper Co., Ltd.	514,000	1,889,241
* #	Japan Servo Co., Ltd.	80,000	822,410
	Japan Steel Tower Co., Ltd.	44,000	228,703
#	Japan Transcity Corp.	236,000	969,629
	K.R.S. Corp.	39,200	322,909
#	Kamagai Gumi Co., Ltd.	532,800	579,480
	Kamei Corp.	121,000	568,614
	Kanaden Corp.	121,000	644,056
	Kanagawa Chuo Kotsu Co., Ltd.	196,000	965,279
#	Kanamoto Co., Ltd.	114,000	732,608
#	Kandenko Co., Ltd.	164,000	879,226
*	Kanematsu Corp.	1,481,625	2,078,920
* #	Kanematsu-NNK Corp.	125,000	120,474
#	Katakura Industries Co., Ltd.	119,000	2,005,706
	Kato Works Co., Ltd.	202,000	785,670
* #	Kawada Industries, Inc.	158,000	230,560
	Kawagishi Bridge Works Co., Ltd.	38,000	108,932
	Kawaguchi Metal Industries Co., Ltd.	11,000	32,862
#	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	411,456
*	Kimmon Manufacturing Co., Ltd.	180,000	199,072
* #	Kimura Chemical Plants Co., Ltd.	61,000	595,853
#	Kinki Sharyo Co., Ltd.	212,000	686,788
	Kintetsu World Express, Inc.	117,300	2,729,497
	Kioritz Corp.	239,000	480,616
#	Kitagawa Iron Works Co., Ltd.	344,000	729,445
#	Kitano Construction Corp.	258,000	513,899
	Kitazawa Sangyo Co., Ltd.	57,000	165,341
#	Kitz Corp.	420,000	2,336,985
	Koike Sanso Kogyo Co., Ltd.	155,000	817,264
	Koito Industries, Ltd.	102,000	356,685
#	Kokuyo Co., Ltd.	126,325	1,032,981
#	Komai Tekko, Inc.	109,000	186,438
	Komatsu Wall Industry Co., Ltd.	33,700	419,625
	Kondotec, Inc.	40,500	235,224

11

	Kosaido Co., Ltd.	79,000	$460,857
	Kuroda Electric Co., Ltd.	112,900	1,740,377
	Kyodo Printing Co., Ltd.	311,000	820,199
#	Kyoei Sangyo Co., Ltd.	97,000	272,350
#	Kyokuto Boeki Kaisha, Ltd.	82,000	203,872
	Kyokuto Kaihatsu Kogyo Co., Ltd.	150,400	846,486
	Kyosan Electric Manufacturing Co., Ltd.	218,000	648,109
	Kyowa Exeo Corp.	354,000	2,437,022
	Kyudenko Corp.	281,000	1,415,477
* #	Link Consulting Associates - Japan Corp.	63,500	72,117
* #	Lonseal Corp.	127,000	104,193
#	Maeda Corp.	641,000	2,050,212
#	Maeda Road Construction Co., Ltd.	327,000	2,695,103
	Maezawa Industries, Inc.	59,300	152,290
#	Maezawa Kaisei Industries Co., Ltd.	54,700	679,737
	Makino Milling Machine Co., Ltd.	330,000	2,347,271
	Marubeni Construction Material Lease Co., Ltd.	78,000	126,283
	Maruka Machinery Co., Ltd.	28,100	228,437
	Maruwn Corp.	66,000	142,693
#	Maruyama Manufacturing Co., Inc.	150,000	325,681
	Maruzen Showa Unyu Co., Ltd.	335,000	1,030,073
#	Matsuda Sangyo Co., Ltd.	90,530	2,490,983
	Matsui Construction Co., Ltd.	98,600	371,833
* #	Matsuo Bridge Co., Ltd.	72,000	67,968
#	Max Co., Ltd.	188,000	2,243,353
#	Meidensha Corp.	785,050	1,810,259
*	Meiji Machine Co., Ltd.	213,000	110,601
#	Meiji Shipping Co., Ltd.	109,000	543,942
	Meisei Industrial Co., Ltd.	29,000	81,596
#	Meitec Corp.	135,600	4,007,187
	Meito Transportation Co., Ltd.	22,000	171,607
* #	Meiwa Trading Co., Ltd.	140,000	294,760
	Mitani Corp.	54,000	540,432
#	Mitsubishi Cable Industries, Ltd.	736,000	935,214
#	Mitsubishi Kakoki Kaisha, Ltd.	254,000	653,172
#	Mitsubishi Pencil Co., Ltd.	121,500	1,718,573
	Mitsuboshi Belting, Ltd.	281,000	1,220,757
#	Mitsui Matsushima Co., Ltd.	347,000	876,726
#	Mitsui-Soko Co., Ltd.	487,000	2,696,863
	Mitsumura Printing Co., Ltd.	95,000	346,316
#	Miura Co., Ltd.	145,200	3,420,782
	Miura Printing Corp.	19,000	48,552
* #	Miyairi Valve Manufacturing Co., Ltd.	43,000	65,590
* #	Miyaji Engineering Group	203,000	176,187
* #	Miyakoshi Corp.	48,400	446,570
*	Mori Denki Mfg. Co., Ltd.	628,000	83,367
	Morita Corp.	163,000	803,034
	Moshi Moshi Hotline, Inc.	122,700	3,361,597
	Mystar Engineering Corp.	15,600	74,675
	NAC Co., Ltd.	28,900	247,724
	Nachi-Fujikoshi Corp.	604,000	2,124,284
	Naikai Zosen Corp.	75,000	352,298
#	Nakano Corp.	103,000	287,415
	Narasaki Sangyo Co., Ltd.	68,000	83,105
	NEC Leasing, Ltd.	72,600	965,132
#	NEC System Integration & Construction, Ltd.	172,100	2,204,720
	New Tachikawa Aircraft Co., Ltd.	10,100	357,999
#	Nichias Corp.	435,000	1,934,053
	Nichiban Co., Ltd.	125,000	375,841
#	Nichiha Corp.	126,180	1,074,667
	Nihon Spindle Manufacturing Co., Ltd.	115,000	246,240
	Nikko Co., Ltd.	127,000	282,020
#	Nippei Toyama Corp.	173,000	2,050,639
#	Nippo Corp.	409,000	2,689,541
#	Nippon Carbon Co., Ltd.	406,000	1,580,217
* #	Nippon Conveyor Co., Ltd.	168,000	124,718
	Nippon Densetsu Kogyo Co., Ltd.	225,000	1,613,110
	Nippon Denwa Shisetu Co., Ltd.	208,000	615,052
	Nippon Filcon Co., Ltd.	75,000	366,977

12

	Nippon Hume Corp.	91,000	$278,143
	Nippon Jogesuido Sekkei Co., Ltd.	289	257,280
#	Nippon Kanzai Co., Ltd.	71,000	1,779,458
	Nippon Koei Co., Ltd., Tokyo	279,000	721,076
	Nippon Konpo Unyu Soko Co., Ltd.	253,000	3,449,587
#	Nippon Parking Development Co., Ltd.	10,609	472,254
	Nippon Seisen Co., Ltd.	95,000	359,135
#	Nippon Sharyo, Ltd.	506,000	1,004,517
#	Nippon Shindo Co., Ltd.	50,000	94,870
	Nippon Signal Co., Ltd.	216,000	1,068,283
#	Nippon Steel Trading Co., Ltd.	399,000	1,070,989
#	Nippon Thompson Co., Ltd.	262,000	1,580,043
	Nippon Tungsten Co., Ltd.	82,000	181,337
	Nippon Yusoki Co., Ltd.	141,000	420,019
#	Nishimatsu Construction Co., Ltd.	979,000	2,491,120
	Nishi-Nippon Railroad Co., Ltd.	346,000	1,266,944
#	Nishishiba Electric Co., Ltd.	101,000	218,983
#	Nissei Corp.	107,400	1,136,446
	Nissei Plastic Industrial Co., Ltd.	68,000	311,365
	Nissha Printing Co., Ltd.	105,700	4,455,406
	Nissin Corp.	351,000	939,954
	Nitchitsu Co., Ltd.	60,000	186,831
	Nitta Corp.	104,200	1,609,442
	Nitto Boseki Co., Ltd.	870,000	1,774,222
#	Nitto Electric Works, Ltd.	154,800	1,780,787
#	Nitto Kohki Co., Ltd.	78,300	1,720,739
#	Nitto Seiko Co., Ltd.	143,000	668,360
*	Nittoc Construction Co., Ltd.	134,000	82,012
	Noda Corp.	33,800	106,335
#	Nomura Co., Ltd.	210,000	775,702
#	Noritz Corp.	177,100	1,932,606
* #	Oak Capital Corp.	753,354	297,521
	Obayashi Road Corp.	106,000	143,559
	Odakyu Construction Co., Ltd.	63,500	146,031
	Oiles Corp.	101,952	2,126,654
	Okabe Co., Ltd.	192,000	699,511
#	Okamoto Machine Tool Works, Ltd.	164,000	401,162
#	Okamura Corp.	379,900	2,885,586
	Okano Valve Manufacturing Co.	58,000	377,179
#	Oki Electric Cable Co., Ltd.	117,000	204,164
#	OKK Corp.	262,000	564,889
#	Okumura Corp.	770,400	3,294,273
#	O-M, Ltd.	107,000	837,068
#	Onoken Co., Ltd.	72,800	948,225
#	Organo Corp.	203,000	1,858,845
	Oriental Shiraishi Corp.	73,400	160,682
	Original Engineering Consultants Co., Ltd.	9,000	18,366
#	OSG Corp.	119,900	1,186,013
#	Oyo Corp.	110,400	1,111,331
	P.S. Mitsubishi Construction Co., Ltd.	76,800	162,865
#	Park24 Co., Ltd.	69,500	590,837
* #	Pasco Corp.	242,500	360,888
* #	Pasona Group, Inc.	1,474	1,184,705
* #	Penta-Ocean Construction Co., Ltd.	864,000	1,088,960
* #	PIA Corp.	29,500	502,706
#	Pilot Corp.	780	1,370,074
#	PRONEXUS, Inc.	137,000	1,174,147
#	Raito Kogyo Co., Ltd.	199,000	500,137
#	Rasa Industries, Ltd.	277,000	506,983
	Rheon Automatic Machinery Co., Ltd.	64,000	205,324
	Riken Electric Wire Co., Ltd.	39,000	49,413
	Ryobi, Ltd.	573,200	2,395,325
* #	Saeki Kensetsu Kogyo Co., Ltd.	211,000	126,580
#	Sagami Railway Co., Ltd.	364,000	1,403,249
*	Sailor Pen Co., Ltd.	127,000	112,967
#	Sakai Heavy Industries, Ltd.	126,000	225,400
* #	Sakurada Co., Ltd.	225,000	55,967
* #	Sanix, Inc.	161,700	368,767
#	Sanki Engineering Co., Ltd.	268,000	1,753,302

13

	Sanko Metal Industrial Co., Ltd.	118,000	$227,225
#	Sankyo-Tateyama Holdings, Inc.	1,132,000	1,445,635
	Sanritsu Corp.	17,800	129,528
#	Sanyo Denki Co., Ltd.	219,000	967,254
	Sanyo Engineering & Construction, Inc.	48,000	207,726
	Sanyo Industries, Ltd., Tokyo	102,000	184,105
#	Sasebo Heavy Industries Co., Ltd., Tokyo	561,000	2,238,307
* #	Sata Construction Co., Ltd.	234,000	137,302
#	Sato Corp.	111,500	1,313,950
	Sato Shoji Corp.	67,000	479,276
	Sawafuji Electric Co., Ltd.	48,000	140,958
	Secom Joshinetsu Co., Ltd.	34,800	925,093
#	Secom Techno Service Co., Ltd.	44,500	1,426,185
	Seibu Electric Industry Co., Ltd.	67,000	272,859
#	Seika Corp.	274,000	587,846
*	Seikitokyu Kogyo Co., Ltd.	335,000	246,245
	Sekisui Jushi Co., Ltd.	166,000	1,383,461
#	Senko Co., Ltd.	381,000	1,291,520
	Senshu Electric Co., Ltd.	37,300	624,113
#	Shibaura Mechatronics Corp.	175,000	846,066
#	Shibusawa Warehouse Co., Ltd.	266,000	1,655,357
	Shibuya Kogyo Co., Ltd.	84,500	586,081
	Shin Nippon Air Technologies Co., Ltd.	87,280	433,473
#	Shin-Keisei Electric Railway Co., Ltd.	178,000	572,929
#	Shinko Electric Co., Ltd.	509,000	1,628,897
	Shin-Kobe Electric Machinery Co., Ltd.	178,000	808,876
	Shinmaywa Industries, Ltd.	413,000	1,391,981
#	Shinnihon Corp.	215,900	487,241
	Shinsho Corp.	291,000	825,674
	Shinwa Kaiun Kaisha, Ltd.	420,000	2,751,074
	SHO-BOND Holdings Co., Ltd.	100,800	1,194,386
#	Shoko Co., Ltd.	324,000	391,876
	Showa Aircraft Industry Co., Ltd.	114,000	1,111,595
	Showa KDE Co., Ltd.	124,000	160,207
	Sintokogio, Ltd.	197,000	1,863,036
	Soda Nikka Co., Ltd.	67,000	256,795
#	Sodick Co., Ltd.	187,000	887,580
	Space Co., Ltd.	75,320	626,668
	Subaru Enterprise Co., Ltd.	59,000	189,053
	Sugimoto & Co., Ltd.	35,000	428,714
* #	Sumitomo Coal Mining Co., Ltd.	851,500	686,443
	Sumitomo Densetsu Co., Ltd.	107,400	450,025
* #	Sumitomo Mitsui Construction Co., Ltd.	641,060	599,108
#	Sumitomo Precision Products Co., Ltd.	180,000	650,841
	Sumitomo Warehouse Co., Ltd.	300,000	1,446,968
	Sun Wave Corp.	155,000	223,717
	Suzuki Metal Industry Co., Ltd.	71,000	148,376
	SWCC Showa Holdings Co., Ltd.	853,000	1,234,823
#	Tadano, Ltd.	161,579	1,599,492
	Taihei Dengyo Kaisha, Ltd.	155,000	1,252,299
#	Taihei Kogyo Co., Ltd.	264,000	1,054,690
* #	Taiheiyo Kaiun Co., Ltd.	167,000	365,844
* #	Taiheiyo Kouhatsu, Inc.	198,000	155,830
	Taiho Kogyo Co., Ltd.	97,700	1,252,555
#	Taikisha, Ltd.	129,000	1,483,029
	Taisei Rotec Corp.	271,000	349,834
	Takada Kiko Co., Ltd.	48,000	107,061
	Takano Co., Ltd.	53,400	515,822
#	Takaoka Electric Manufacturing Co., Ltd.	361,000	449,174
#	Takara Printing Co., Ltd.	39,055	319,252
#	Takara Standard Co., Ltd.	529,000	2,259,748
	Takasago Thermal Engineering Co., Ltd.	299,000	2,255,552
#	Takashima & Co., Ltd.	137,000	153,959
	Takigami Steel Construction Co., Ltd.	50,000	152,618
#	Takisawa Machine Tool Co., Ltd.	191,000	308,580
#	Takuma Co., Ltd.	305,000	700,118
	Tanseisha Co., Ltd.	74,000	280,249
#	Tatsuta Electric Wire & Cable Co., Ltd.	220,000	540,064
	TCM Corp.	359,000	845,468

14

	Techno Associe Co., Ltd.	59,900	$676,061
	Techno Ryowa, Ltd.	66,600	401,702
#	Teikoku Electric Manufacturing Co., Ltd.	29,400	527,111
* #	Tekken Corp.	535,000	543,755
	Teraoka Seisakusho Co., Ltd.	55,000	355,658
* #	The Goodwill Group, Inc.	1,346	237,157
#	The Keihin Co., Ltd.	204,000	320,661
	The Kodensha Co., Ltd.	25,000	50,721
	The Nippon Road Co., Ltd.	333,000	494,370
	The Yasuda Warehouse Co., Ltd.	100,900	903,718
*	Toa Corp.	764,000	618,628
#	Toa Doro Kogyo Co., Ltd.	155,000	189,563
* #	Tobishima Corp.	1,365,500	477,668
#	Tocalo Co., Ltd.	53,000	919,402
	Todentu Corp.	121,000	264,011
	Toenec Corp.	324,000	1,498,255
	Tokai Lease Co., Ltd.	86,000	140,610
#	Tokimec, Inc.	272,000	698,412
	Toko Electric Corp.	88,000	195,906
#	Tokyo Biso Kogyo Corp.	19,000	117,505
#	Tokyo Energy & Systems, Inc.	129,000	754,061
#	Tokyo Kikai Seisakusho, Ltd.	312,000	741,407
#	Tokyo Leasing Co., Ltd.	223,800	2,362,359
	Tokyo Sangyo Co., Ltd.	78,000	238,133
#	Tokyu Construction Co., Ltd.	366,290	1,104,990
	Toli Corp.	212,000	403,630
#	Tomoe Corp.	115,500	222,797
#	Tonami Transportation Co., Ltd.	340,000	844,756
#	Tori Holdings Co., Ltd.	2,969,000	422,968
#	Torishima Pump Manufacturing Co., Ltd.	105,000	1,742,582
	Toshiba Machine Co., Ltd.	89,000	679,587
	Toshiba Plant Kensetsu Co., Ltd.	337,000	2,951,815
	Tosho Printing Co., Ltd.	249,000	555,704
	Totetsu Kogyo Co., Ltd.	125,000	684,818
* #	Toyo Construction Co., Ltd.	1,005,000	676,715
#	Toyo Electric Co., Ltd.	159,000	403,964
	Toyo Engineering Corp.	645,400	2,971,431
#	Toyo Machinery & Metal Co., Ltd.	61,000	223,196
	Toyo Shutter Co., Ltd.	11,800	121,635
#	Toyo Wharf & Warehouse Co., Ltd.	281,000	428,819
#	Trusco Nakayama Corp.	114,100	1,730,204
#	Tsubakimoto Chain Co.	594,700	3,722,708
	Tsubakimoto Kogyo Co., Ltd.	97,000	302,364
#	Tsudakoma Corp.	204,000	460,814
#	Tsugami Corp.	272,000	872,492
#	Tsukishima Kikai Co., Ltd.	152,000	1,332,247
	Tsurumi Manufacturing Co., Ltd.	96,000	722,475
	Tsuzuki Denki Co., Ltd.	75,000	240,196
	TTK Co., Ltd.	62,000	366,191
#	Uchida Yoko Co., Ltd.	175,000	742,382
	Ueki Corp.	47,000	53,069
#	Union Tool Co.	79,000	2,816,655
#	Utoc Corp.	99,000	393,964
* #	Venture Link Co., Ltd.	405,500	457,096
* #	Wakachiku Construction Co., Ltd.	395,000	296,714
	Wavelock Holdings Co., Ltd.	31,500	114,561
	Weathernews, Inc.	20,000	210,790
	Yahagi Construction Co., Ltd.	154,000	598,483
	Yamato Corp.	82,000	228,674
	Yamaura Corp.	40,500	82,544
	Yamazen Co., Ltd.	315,000	1,180,808
	Yokogawa Bridge Holdings Corp.	142,400	602,513
	Yondenko Corp.	136,800	676,919
#	Yuasa Trading Co., Ltd.	800,000	940,931
#	Yuken Kogyo Co., Ltd.	156,000	513,778
	Yurtec Corp.	285,000	1,462,614
#	Yushin Precision Equipment Co., Ltd.	49,940	915,797
	Zeon Corp.	200,000	974,440
Total Industrials			376,205,078

15

Information Technology — (8.8%)
	Aichi Tokei Denki Co., Ltd.	113,000	$281,877
#	Aiphone Co., Ltd.	72,800	1,124,569
* #	Allied Telesis Holdings K.K.	470,700	298,645
#	Alpha Systems, Inc.	43,500	1,275,774
#	Anritsu Corp.	446,000	1,445,971
	AOI Electronics Co., Ltd.	38,400	496,862
*	Apic Yamada Corp.	36,000	103,367
#	Arisawa Manufacturing Co., Ltd.	139,400	1,092,492
#	CAC Corp.	70,900	521,366
	Canon Electronics, Inc.	70,000	1,570,645
#	Canon Finetech, Inc.	151,070	1,895,602
#	Capcom Co., Ltd.	114,200	3,131,959
#	Chino Corp.	162,000	410,281
#	CMK Corp.	216,000	1,720,938
	Computer Engineering & Consulting, Ltd.	63,100	526,024
	Core Corp.	45,700	290,862
	Cresco, Ltd.	11,600	103,054
	Dai Nippon Screen Mfg. Co., Ltd.	576,000	2,545,262
	Daiko Denshi Tsushin, Ltd.	23,000	47,950
#	Daiwabo Information System Co., Ltd.	62,000	1,105,280
#	Denki Kogyo Co., Ltd.	243,000	1,410,476
	DKK TOA Corp.	31,000	115,505
#	DTS Corp.	87,200	1,457,934
#	Dwango Co., Ltd.	140	363,352
#	eAccess, Ltd.	4,747	3,069,018
	Eizo Nanao Corp.	77,600	1,848,095
	Elna Co., Ltd.	97,000	202,281
#	Enplas Corp.	72,200	778,612
#	Epson Toyocom Corp.	437,000	1,676,149
#	ESPEC Corp.	82,000	725,761
* #	FDK Corp.	436,000	533,215
#	Fuji Soft, Inc.	131,400	2,018,799
*	Fujitsu Component, Ltd.	177	199,356
#	Fujitsu Frontech, Ltd.	80,700	696,373
	Fuso Dentsu Co., Ltd.	16,000	59,697
#	Future Architect, Inc.	1,504	796,142
* #	GMO Internet, Inc.	242,500	1,165,873
	Hakuto Co., Ltd.	82,500	820,294
	Hitachi Business Solution Co., Ltd.	43,200	238,728
	Hitachi Information Systems, Ltd.	147,100	2,889,364
	Hitachi Kokusai Electric, Inc.	311,500	3,516,834
	Hitachi Maxell, Ltd.	158,100	1,731,351
#	Hitachi Software Engineering Co., Ltd.	190,300	4,500,228
	Hitachi Systems & Services, Ltd.	86,000	1,662,859
#	Hochiki Corp.	99,000	634,694
#	Hokuriku Electric Industry Co., Ltd.	316,000	460,248
	Horiba, Ltd.	5,100	167,069
#	Hosiden Corp.	249,600	4,282,846
#	Icom, Inc.	51,000	1,328,654
* #	Ikegami Tsushinki Co., Ltd.	174,000	296,184
#	Ines Corp.	177,200	915,581
	I-Net Corp.	47,800	286,967
#	Information Services International-Dentsu, Ltd.	106,600	910,835
	INTEC Holdings, Ltd.	180,128	2,561,497
#	Invoice, Inc.	40,368	860,767
#	Ishii Hyoki Co., Ltd.	24,300	416,980
*	Iwatsu Electric Co., Ltd.	311,000	327,446
	Japan Aviation Electronics Industry, Ltd.	308,600	3,222,865
	Japan Business Computer Co., Ltd.	76,900	582,893
#	Japan Digital Laboratory Co., Ltd.	116,500	1,488,502
#	Japan Radio Co., Ltd.	446,000	1,253,926
	Jastec Co., Ltd.	63,000	519,166
	JBIS Holdings, Inc.	81,700	274,996
	JIEC Co., Ltd.	199	175,213
	Kaga Electronics Co., Ltd.	100,000	1,257,121
* #	Kakaku.com, Inc.	103	584,448
	Kanematsu Electronics, Ltd.	85,300	612,317

16

* #	Kasuga Electric Works, Ltd.	44,000	$62,928
	Kawatetsu Systems, Inc.	174	167,163
	Koa Corp.	152,800	981,338
#	Koei Co., Ltd.	238,700	3,919,912
* #	Kubotek Corp.	407	168,705
	Kyoden Co., Ltd.	160,000	298,324
	Kyowa Electronic Instruments Co., Ltd.	52,000	163,608
#	Macnica, Inc.	62,500	886,901
#	Marubun Corp.	98,700	673,048
#	Maruwa Co., Ltd.	34,000	447,821
	Maspro Denkoh Corp.	62,600	496,612
#	Megachips Corp.	89,600	1,247,814
* #	Meisei Electric Co., Ltd.	359,000	319,803
#	Melco Holdings, Inc.	9,000	165,923
	Mimasu Semiconductor Industry Co., Ltd.	114,581	2,158,463
#	Miroku Jyoho Service Co., Ltd.	107,000	277,090
#	Mitsui High-Tec, Inc.	145,700	1,153,830
#	Mitsui Knowledge Industry Co., Ltd.	3,790	734,915
	Moritex Corp.	35,100	135,250
* #	Mutoh Holdings Co., Ltd.	164,000	630,890
* #	Nagano Japan Radio Co., Ltd.	85,000	120,443
	Nakayo Telecommunications, Inc.	49,000	105,732
	NEC Fielding, Ltd.	194,800	2,216,790
	NEC Mobiling, Ltd.	50,900	848,526
* #	NEC Tokin Corp.	392,000	1,001,935
#	Net One Systems Co., Ltd.	1,941	2,102,361
*	Netmarks, Inc.	523	77,098
	New Japan Radio Co., Ltd.	112,000	424,555
	Nichicon Corp.	272,300	2,130,360
	Nidec Sankyo Corp.	205,000	1,678,240
#	Nihon Dempa Kogyo Co., Ltd.	70,800	2,358,742
#	Nihon Inter Electronics Corp.	94,700	264,244
	Nippon Avionics Co., Ltd.	83,000	185,731
#	Nippon Ceramic Co., Ltd.	89,000	970,124
#	Nippon Chemi-Con Corp.	443,000	1,965,555
	Nippon Systemware Co., Ltd.	30,000	135,547
	Nissho Electronics Corp.	81,600	562,654
	Nohmi Bosai, Ltd.	191,000	1,268,113
	NS Solutions Corp.	38,600	1,098,277
#	NSD Co., Ltd.	178,600	2,509,021
	Okaya Electric Industries Co., Ltd.	73,000	394,346
* #	Oki Electric Industry Co., Ltd.	1,850,000	3,305,070
	Ono Sokki Co., Ltd.	105,000	527,739
	Origin Electric Co., Ltd.	107,000	594,922
#	Osaki Electric Co., Ltd.	131,000	578,016
	PCA Corp.	17,500	176,653
* #	Pixela Corp.	33,000	131,858
*	Pulstec Industrial Co., Ltd.	21,200	31,492
	Ricoh Elemex Corp.	77,000	574,939
	Rikei Corp.	22,500	44,225
	Riken Keiki Co., Ltd.	79,900	546,392
#	Roland DG Corp.	61,400	1,955,910
	Ryoden Trading Co., Ltd.	155,000	1,054,433
	Ryosan Co., Ltd.	125,300	2,991,621
	Ryoyo Electro Corp.	110,900	1,190,857
#	Sanken Electric Co., Ltd.	308,000	1,814,574
	Sanko Co., Ltd.	22,000	104,872
	Sanshin Electronics Co., Ltd.	111,000	1,260,740
#	Satori Electric Co., Ltd.	57,880	544,507
	Saxa Holdings, Inc.	194,000	330,978
	Sekonic Corp.	36,000	101,865
	Shindengen Electric Manufacturing Co., Ltd.	304,000	622,556
#	Shinkawa, Ltd.	70,200	933,577
	Shinko Shoji Co., Ltd.	78,000	795,250
	Shizuki Electric Co., Inc.	103,000	380,251
	Siix Corp.	86,000	823,331
#	SMK Corp.	272,000	1,600,938
#	Sorun Corp.	95,100	543,579
* #	SPC Electronics Corp.	48,200	82,571

17

	SRA Holdings	51,000	$838,546
	Star Micronics Co., Ltd.	136,600	2,179,208
	Sumco Techxiv Corp.	29,500	683,078
#	Sumida Corp.	67,949	907,092
#	Sumisho Computer Systems Corp.	172,700	3,248,739
#	SUNX, Ltd.	120,600	641,569
#	SystemPro Co., Ltd.	348	227,533
	Tachibana Eletech Co., Ltd.	64,100	494,936
#	Tamura Corp.	260,000	936,881
* #	Teac Corp.	872,000	813,618
	Teikoku Tsushin Kogyo Co., Ltd.	176,000	555,582
#	TIS, Inc.	158,600	2,901,134
	TKC Corp.	103,300	1,919,124
*	Toko, Inc.	309,000	598,603
	Tokyo Denpa Co., Ltd.	24,900	301,434
	Tokyo Electron Device, Ltd.	361	629,962
#	Tokyo Seimitsu Co., Ltd.	107,100	1,963,652
#	Tomen Electronics Corp.	51,900	575,588
#	Tose Co., Ltd.	23,100	218,711
	Totoku Electric Co., Ltd.	129,000	146,828
	Toukei Computer Co., Ltd.	28,410	338,541
#	Towa Corp.	74,800	684,373
#	Toyo Corp.	113,600	1,533,412
#	Trans Cosmos, Inc.	167,900	2,140,967
	Trinity Industrial Corp.	56,000	375,231
	Tsuzuki Densan Co., Ltd.	22,500	84,275
#	Uniden Corp.	221,000	1,373,347
* #	Union Holdings Co., Ltd.	148,000	41,026
	XNET Corp.	91	101,931
	Yamaichi Electronics Co., Ltd.	64,400	305,364
	Yaskawa Information Systems Corp.	40,000	123,477
	Ye Data, Inc.	43,000	82,764
#	Yokowo Co., Ltd.	71,300	477,597
#	Zuken, Inc.	97,700	900,600
Total Information Technology			166,383,462

Materials — (8.3%)
	Achilles Corp.	688,000	871,350
	Adeka Corp.	350,600	3,516,319
	Agro-Kanesho Co., Ltd.	7,000	48,317
#	Aichi Steel Corp.	376,000	1,880,212
	Arakawa Chemical Industries, Ltd.	69,500	761,420
	Aronkasei Co., Ltd.	127,000	441,282
	Asahi Organic Chemicals Industry Co., Ltd.	343,000	910,997
#	Chuetsu Pulp and Paper Co., Ltd.	405,000	710,250
#	Chugai Mining Co., Ltd.	875,900	373,030
#	Chugoku Marine Paints, Ltd.	238,000	1,923,505
#	Chugokukogyo Co., Ltd.	105,000	99,771
*	Co-Op Chemical Co., Ltd.	163,000	195,497
#	Dai Nippon Toryo, Ltd.	501,000	601,505
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	445,585
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	269,508
#	Daiken Corp.	450,000	910,964
#	Daiki Aluminium Industry Co., Ltd.	148,000	575,841
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	320,000	1,207,336
#	Daio Paper Corp.	435,500	3,138,050
#	Daiso Co., Ltd.	383,000	1,281,589
	DC Co., Ltd.	117,000	337,491
	Dijet Industrial Co., Ltd.	81,000	183,833
	Dynapac Co., Ltd.	25,000	87,810
#	FP Corp.	77,300	2,045,825
	Fujikura Kasei Co., Ltd.	97,000	743,264
	Fumakilla, Ltd.	87,000	341,363
#	Godo Steel, Ltd.	556,000	1,773,241
	Goldcrest Co., Ltd.	56,500	1,530,865
#	Gun-Ei Chemical Industry Co., Ltd.	285,000	587,683
	Harima Chemicals, Inc.	80,000	420,096
#	Hodogaya Chemical Co., Ltd.	288,000	676,634
	Hokkan Holdings, Ltd.	215,000	578,065

18

	Hokko Chemical Industry Co., Ltd.	90,000	$270,988
#	Hokuetsu Paper Mills, Ltd.	642,500	2,842,509
#	Hokushin Co., Ltd.	64,000	168,206
	Honshu Chemical Industry Co., Ltd.	35,000	173,501
	Ihara Chemical Industry Co., Ltd.	155,000	335,259
#	ISE Chemicals Corp.	88,000	625,850
* #	Ishihara Sangyo Kaisha, Ltd.	1,327,500	2,975,713
#	Ishii Iron Works Co., Ltd.	110,000	189,409
	Japan Carlit Co., Ltd.	59,800	283,672
	JSP Corp.	109,600	1,045,548
#	Kanto Denka Kogyo Co., Ltd.	198,000	1,117,933
	Kasei (C.I.) Co., Ltd.	119,000	242,908
	Katakura Chikkarin Co., Ltd.	43,000	100,554
	Kawasaki Kasei Chemicals, Ltd.	121,000	218,394
* #	Kishu Paper Co., Ltd.	267,000	320,740
	Koatsu Gas Kogyo Co., Ltd.	194,000	1,167,490
	Kohsoku Corp.	64,500	367,507
	Konishi Co., Ltd.	69,300	618,333
	Kumiai Chemical Industry Co., Ltd.	296,000	438,228
	Kureha Corp.	644,500	3,856,561
#	Kurimoto, Ltd.	458,000	622,890
#	Kurosaki Harima Corp.	293,000	804,615
	Lintec Corp.	46,400	709,598
#	MEC Co., Ltd.	62,800	586,760
	Mesco, Inc.	30,000	192,706
	Mitsubishi Paper Mills, Ltd.	1,124,000	2,102,862
#	Mitsubishi Steel Manufacturing Co., Ltd.	537,000	1,902,786
* #	Mitsui Mining Co., Ltd.	793,500	2,776,875
#	Mory Industries, Inc.	154,000	562,320
#	Nakabayashi Co., Ltd.	185,000	322,282
#	Nakayama Steel Works, Ltd.	454,000	953,680
	Neturen Co., Ltd., Tokyo	158,000	1,647,000
	Nichia Steel Works, Ltd.	179,900	641,054
#	Nichireki Co., Ltd.	96,000	267,231
	Nifco, Inc.	167,100	3,590,515
	Nihon Kagaku Sangyo Co., Ltd.	81,000	656,411
#	Nihon Matai Co., Ltd.	111,000	165,552
#	Nihon Nohyaku Co., Ltd.	224,000	1,555,498
	Nihon Parkerizing Co., Ltd.	235,000	3,275,520
	Nihon Seiko Co., Ltd.	18,000	47,230
*	Nippon Carbide Industries Co., Inc.	201,000	376,885
	Nippon Chemical Industrial Co., Ltd.	288,000	676,519
#	Nippon Chutetsukan K.K.	97,000	135,124
* #	Nippon Chuzo K.K.	136,000	287,937
#	Nippon Concrete Industries Co., Ltd.	157,000	256,684
#	Nippon Denko Co., Ltd.	382,000	3,476,375
	Nippon Fine Chemical Co., Ltd.	93,000	671,782
	Nippon Foil Manufacturing Co., Ltd.	51,000	81,717
#	Nippon Kasei Chemical Co., Ltd.	364,000	665,835
#	Nippon Kinzoku Co., Ltd.	227,000	679,440
#	Nippon Koshuha Steel Co., Ltd.	449,000	914,803
	Nippon Light Metal Co., Ltd.	846,000	1,305,864
#	Nippon Metal Industry Co., Ltd.	608,000	2,219,361
#	Nippon Paint Co., Ltd.	779,200	3,021,943
	Nippon Pigment Co., Ltd.	43,000	125,423
#	Nippon Pillar Packing Co., Ltd.	85,000	518,346
	Nippon Soda Co., Ltd.	539,000	1,874,684
	Nippon Valqua Industries, Ltd.	321,000	954,767
#	Nippon Yakin Kogyo Co., Ltd.	406,000	3,855,157
	Nittetsu Mining Co., Ltd.	288,000	1,896,148
	Nitto FC Co., Ltd.	72,000	363,802
	NOF Corp.	719,000	2,810,151
#	Okamoto Industries, Inc.	412,000	1,358,704
#	Okura Industrial Co., Ltd.	216,000	515,058
	Osaka Organic Chemical Industry, Ltd.	67,700	358,941
	Osaka Steel Co., Ltd.	151,000	2,070,422
	Riken Technos Corp.	202,000	485,725
#	S Science Co., Ltd.	3,265,000	430,820
#	S.T. Chemical Co., Ltd.	102,700	1,241,154
	Sakai Chemical Industry Co., Ltd.	364,000	1,501,166
	Sakata INX Corp.	219,000	1,005,280
#	Sanyo Chemical Industries, Ltd.	410,000	2,136,352
#	Sanyo Special Steel Co., Ltd.	568,300	3,441,001
	Sekisui Plastics Co., Ltd.	352,000	967,986
	Shikoku Chemicals Corp.	207,000	970,421
#	Shinagawa Refractories Co., Ltd.	229,000	674,675
#	Shin-Etsu Polymer Co., Ltd.	286,100	1,809,542
	Shinko Wire Co., Ltd.	189,000	342,963

19

	Showa Tansan Co., Ltd.	49,000	$138,625
	Somar Corp.	43,000	124,110
#	Stella Chemifa Corp.	43,200	1,027,841
#	Sumitomo Light Metal Industries, Ltd.	1,282,000	1,731,423
	Sumitomo Osaka Cement Co., Ltd.	636,000	1,294,173
	Sumitomo Pipe & Tube Co., Ltd.	111,000	1,016,029
#	Sumitomo Real Estate Sales Co., Ltd.	27,290	1,150,678
	Sumitomo Seika Chemicals Co., Ltd.	244,000	944,464
#	Taisei Lamick Co., Ltd.	18,900	427,130
	Takasago International Corp.	348,000	2,750,847
#	Takiron Co., Ltd.	249,000	589,861
	Tayca Corp.	154,000	485,141
	The Nippon Synthetic Chemical Industry Co., Ltd.	342,000	2,027,915
	The Pack Corp.	67,900	962,709
* #	Titan Kogyo Kabushiki Kaisha	59,000	86,939
#	Toagosei Co., Ltd.	921,000	3,150,258
	Toda Kogyo Corp.	162,000	582,834
	Tohcello Co., Ltd.	119,000	673,987
#	Toho Zinc Co., Ltd.	436,000	2,892,375
* #	Tokushu Tokai Holdings Co., Ltd.	518,580	898,716
#	Tokyo Ohka Kogyo Co., Ltd.	114,900	2,448,798
#	Tokyo Rope Manufacturing Co., Ltd.	572,000	909,129
#	Tokyo Tekko Co., Ltd.	162,000	620,668
	Tomoegawa Paper Co., Ltd.	125,000	261,774
	Tomoku Co., Ltd.	302,000	554,923
	Topy Industries, Ltd.	768,000	2,072,776
	Toyo Ink Manufacturing Co., Ltd.	555,000	1,929,014
	Toyo Kohan Co., Ltd.	335,000	1,656,319
#	TYK Corp.	145,000	288,919
#	Ube Material Industries, Ltd.	282,000	801,428
#	Wood One Co., Ltd.	173,000	1,022,588
	Yamamura Glass Co., Ltd.	369,000	807,346
	Yodogawa Steel Works, Ltd.	641,500	3,267,255
	Yuki Gosei Kogyo Co., Ltd.	49,000	138,324
#	Yushiro Chemical Industry Co., Ltd.	53,000	890,429
Total Materials			157,315,888

Utilities — (0.5%)
	Hokkaido Gas Co., Ltd.	215,000	533,613
	Hokuriku Gas Co., Ltd.	99,000	299,639
#	Okinawa Electric Power Co., Ltd.	61,171	2,436,285
#	Saibu Gas Co., Ltd.	1,331,000	2,957,895
	Shizuoka Gas Co., Ltd.	265,000	1,392,857
	Tokai Corp.	265,000	1,061,909
Total Utilities			8,682,198

TOTAL COMMON STOCKS			1,365,585,022

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

20

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $495,000 FHLMC 6.275% (r), 09/01/36, valued at $408,386) to be repurchased at $401,098	$401	$401,000

SECURITIES LENDING COLLATERAL — (27.6%)

@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $94,211,000 FHLB 5.250%, 09/12/14 & FNMA 5.000%, 03/15/16, valued at $102,000,951) to be repurchased at $100,026,500	100,000	100,000,000

@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $55,867,286 FNMA, rates ranging from 5.451%(r) to 6.500%, maturities ranging from 08/01/36 to 10/01/37, valued at $51,000,001) to be repurchased at $50,013,250	50,000	50,000,000

@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $389,594,775 FHLMC, rates ranging from 5.000% to 6,500%, maturities ranging from 08/01/37 to 10/01/37, valued at $376,807,778) to be repurchased at $369,517,286	369,419	389,419,390

TOTAL SECURITIES LENDING COLLATERAL		519,419,390

TOTAL INVESTMENTS - (100.0%) (Cost $1,586,940,216)##		$1,885,405,412

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$6,643,768
Level 2 – Other Significant Observable Inputs	1,878,761,644
Level 3 – Significant Unobservable Inputs	—
Total	$1,885,405,412

21

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (44.7%)
COMMON STOCKS — (44.6%)
#	ABB Grain, Ltd.	773,931	$6,147,431
#	ABC Learning Centres, Ltd.	575,970	1,148,206
*	Adacel Technologies, Ltd.	113,249	60,901
*	Adamus Resources, Ltd.	532,491	284,642
	ADCorp Australia, Ltd.	229,411	92,383
	Adelaide Brighton, Ltd.	2,152,087	7,023,204
# *	Admiralty Resources NL	3,945,183	992,099
	Adtrans Group, Ltd.	32,047	140,229
# *	AED Oil, Ltd.	417,895	739,651
	Aevum, Ltd.	393,598	846,770
*	Agenix, Ltd.	707,478	88,012
# *	Aim Resources, Ltd.	4,675,484	504,993
*	Ainsworth Game Technology, Ltd.	393,653	89,932
	AJ Lucas Group, Ltd.	216,170	833,530
# *	Alchemia, Ltd.	565,630	302,678
#	Alesco Corp., Ltd.	323,810	3,131,142
*	Alkane Resources, Ltd.	938,520	441,235
# *	Allegiance Mining NL	2,762,269	2,778,571
# *	Alliance Resources, Ltd.	1,027,029	904,378
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	83,192
*	Amadeus Energy, Ltd.	819,137	487,295
	Amalgamated Holdings, Ltd.	370,491	1,910,384
	Amcom Telecommunications, Ltd.	1,135,725	236,404
	Ammtec, Ltd.	8,165	27,067
*	Andean Resources, Ltd.	1,528,898	2,849,502
*	Anglo Australian Resources NL	1,799,335	90,800
	Ansell, Ltd.	722,409	8,520,276
# *	Antares Energy, Ltd.	627,352	57,039
# *	Anzon Australia, Ltd.	1,313,500	2,112,486
	AP Eagers, Ltd.	34,403	463,601
#	APA Group	1,826,564	5,391,470
*	Aquila Resources, Ltd.	561,814	4,669,622
# *	Arana Therapeutics, Ltd.	686,367	645,053
	ARB Corporation, Ltd.	311,295	1,252,879
# *	ARC Energy, Ltd.	1,469,549	1,386,395
	Ariadne Australia, Ltd.	291,838	117,774
# *	Arrow Energy NL	2,475,100	5,552,908
#	ASG Group, Ltd.	167,393	200,432
	Aspen Group	1,015,425	1,496,482
#	Astron, Ltd.	81,870	153,919

1

	Atlas Group Holding, Ltd.	469,001	$261,003
#	Atlas South Sea Pearl, Ltd.	82,585	28,671
*	Aurora Oil and Gas, Ltd.	589,181	161,958
	Ausdrill, Ltd.	631,738	1,220,213
	Ausmelt, Ltd.	44,782	48,747
#	Austal, Ltd.	791,629	1,788,666
# *	Austar United Communications, Ltd.	5,016,120	6,661,288
	Austereo Group, Ltd.	1,574,384	2,824,596
*	Austpac Resources NL	2,595,102	236,916
#	Australian Agricultural Co., Ltd.	1,071,549	3,074,456
#	Australian Infrastructure Fund	2,056,380	5,007,851
# *	Australian Pharmaceutical Industries, Ltd.	1,073,604	1,789,061
# *	Australian Vintage, Ltd.	528,112	709,508
*	Australian Worldwide Exploration, Ltd.	2,292,836	7,482,658
*	Auto Group, Ltd.	41,309	—
	Autodom, Ltd.	173,083	32,241
	Automotive Holdings Group	159,878	462,168
# *	Autron Corporation, Ltd.	989,247	50,411
# *	Avexa, Ltd.	167,778	57,178
#	AVJennings, Ltd.	935,484	651,502
#	AWB, Ltd.	1,465,435	3,164,574
#	Babcock & Brown Communities, Ltd.	3,444,586	1,945,898
# *	Babcock & Brown Environmental Investments, Ltd.	534,224	242,582
*	Ballarat South Gold, Ltd.	1,996	16,779
#	Bank of Queensland, Ltd.	631,869	8,145,913
#	Beach Petroleum, Ltd.	4,829,755	6,404,319
*	Beaconsfield Gold NL	89,078	19,683
#	Becton Property Group	738,481	1,975,113
# *	Bemax Resources, Ltd.	3,453,449	727,306
#	Bendigo Bank, Ltd.	969,511	9,042,221
# *	Bendigo Mining, Ltd.	2,274,874	686,074
	Beyond International, Ltd.	61,256	59,346
# *	Biota Holdings, Ltd.	940,673	1,118,337
#	Blackmores, Ltd.	67,950	1,249,274
*	Blina Diamonds, Ltd.	15,073	1,751
*	BMA Gold, Ltd.	710,924	14,570
#	Boom Logistics, Ltd.	859,852	659,884
*	Boulder Steel, Ltd.	1,667,795	278,075
# *	BQT Solutions, Ltd.	659,898	63,860
	Bradken, Ltd.	519,409	3,105,515
*	Breakaway Resporces. Ltd.	755,280	312,273
	Brickworks, Ltd.	93,380	853,694
	BSA, Ltd.	468,015	245,452
#	Cabcharge Australia, Ltd.	498,952	4,409,931
# *	Calliden Group, Ltd.	633,393	247,348
#	Campbell Brothers, Ltd.	233,818	6,038,672
*	Cape Range Wireless, Ltd.	59,688	13,345
# *	Capral Aluminium, Ltd.	743,515	191,776
#	Cardno, Ltd.	229,725	1,293,611
# *	Carnarvon Petroleum, Ltd.	2,969,176	1,210,427
*	Carnegie Corp., Ltd.	886,760	224,595
*	Carpentaria Exploration, Ltd.	102,749	13,400

2

#	Cash Converters International, Ltd.	1,086,054	$331,019
# *	CBH Resources, Ltd.	3,882,884	1,403,105
*	CDS Technologies, Ltd.	13,276	11,749
#	CEC Group, Ltd.	181,927	176,051
#	Cedar Woods Properties, Ltd.	92,313	321,184
*	Cellestis, Ltd.	395,742	914,108
*	Cellnet Group, Ltd.	216,083	80,394
# *	Centamin Egypt, Ltd.	1,797,553	2,769,060
#	Centennial Coal Co., Ltd.	1,503,586	6,148,210
*	Ceramic Fuel Cells, Ltd.	1,152,980	631,168
	Chandler Macleod, Ltd.	86,879	64,594
#	Charter Hall Group	1,590,378	2,154,088
*	Chemeq, Ltd.	166,742	12,892
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	427,942
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,685
*	Circadian Technologies, Ltd.	64,591	65,989
# *	Citigold Corp., Ltd.	3,205,377	1,258,232
#	City Pacific, Ltd.	664,428	1,494,714
# *	CityView Corp., Ltd.	1,346,533	221,972
#	Clarius Group, Ltd.	246,922	432,313
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	355,312
#	Clive Peeters, Ltd.	23,012	22,056
# *	Clough, Ltd.	2,540,571	1,651,210
*	Clover Corp., Ltd.	269,348	35,888
	CMI, Ltd.	81,810	98,117
*	CO2 Group, Ltd.	844,559	425,224
*	Coal of Africa, Ltd.	453,717	818,332
#	Codan, Ltd.	142,942	124,645
*	Coeur d’Alene Mines Corp.	357,564	1,715,407
#	Coffey International, Ltd.	555,260	1,300,175
	Collection House, Ltd.	385,044	260,812
#	Commander Communications, Ltd.	929,503	127,044
# *	Compass Resources NL	523,704	765,966
*	ComTel Corp., Ltd.	120,514	21,558
*	Coneco, Ltd.	27,850	3,697
#	ConnectEast Group	6,920,823	8,619,508
# *	Conquest Mining, Ltd.	1,039,761	475,628
#	Consolidated Rutile, Ltd.	1,468,122	724,438
*	Coplex Resources NL	231,400	19,400
# *	Copperco, Ltd.	1,811,991	971,350
#	Corporate Express Australia, Ltd.	743,408	3,702,233
#	Count Financial, Ltd.	1,080,892	2,077,776
*	Coventry Group, Ltd.	136,019	239,728
	CP1, Ltd.	471,500	143,640
	CPI Group, Ltd.	68,585	25,840
#	Crane Group, Ltd.	343,783	4,626,377
#	Credit Corp. Group, Ltd.	191,655	118,550
*	Crescent Gold, Ltd.	1,124,856	353,569
*	Croesus Mining NL	58,537	224,937
# *	CuDeco, Ltd.	419,252	1,290,939
# *	Cue Energy Resources, Ltd.	452,354	89,452
# *	Customers, Ltd.	5,543,725	348,463

3

*	Cytopia, Ltd.	187,724	$62,468
	Danks Holdings, Ltd.	10,425	74,810
	Data#3, Ltd.	5,572	33,043
#	David Jones, Ltd.	1,692,582	6,311,078
# *	Deep Yellow, Ltd.	5,006,288	1,515,864
#	Devine, Ltd.	792,548	791,964
*	Dioro Exploration NL	178,367	258,651
	DKN Financial Group, Ltd.	916	858
	Dominion Mining, Ltd.	448,179	1,788,169
	Downer EDI, Ltd.	1,543,149	8,813,365
*	Dragon Mining, Ltd.	1,665,100	184,857
*	Drillsearch Energy, Ltd.	4,394,338	170,013
#	DUET Group	3,045,677	8,691,291
	Dyno Nobel, Ltd.	4,254,624	9,049,100
# *	Eastern Star Gas, Ltd.	2,488,208	825,911
*	Ellex Medical Lasers, Ltd.	162,000	109,527
# *	Emporer Mines, Ltd.	1,284,668	79,377
#	Energy Developments, Ltd.	619,845	1,682,831
*	Energy World Corp., Ltd.	4,711,617	5,725,039
*	engin, Ltd.	674,773	25,024
#	Envestra, Ltd.	3,775,052	2,744,961
	Envirozel, Ltd.	716,929	191,956
#	Equigold NL	868,155	3,680,563
*	ERG, Ltd.	3,388,940	142,063
# *	Espreon, Ltd.	178,000	84,638
#	Euroz, Ltd.	4,019	14,854
# *	Falcon Minerals, Ltd.	595,369	103,285
#	Fantastic Holdings, Ltd.	363,333	1,182,681
#	Felix Resources, Ltd.	776,216	7,976,062
*	Fig Tree Developments, Ltd.	20,365	1,504
*	First Australian Resources, Ltd.	1,610,976	178,032
#	FKP Property Group	1,320,197	4,420,675
#	Fleetwood Corp., Ltd.	249,410	1,972,613
#	Flight Centre, Ltd.	343,831	8,590,493
	Forest Enterprises Australia, Ltd.	1,513,062	785,092
*	Forge Group, Ltd.	170,828	170,025
#	Funtastic, Ltd.	678,385	250,302
*	Fusion Resources, Ltd.	7,950	5,586
#	Futuris Corp., Ltd.	3,161,849	5,854,485
*	Gale Pacific, Ltd.	125,851	42,327
	Gazal Corp., Ltd.	104,542	199,183
# *	Genetic Technologies, Ltd.	830,383	103,363
# *	Geodynamics, Ltd.	820,394	1,248,361
# *	Gindalbie Metals, Ltd.	1,817,381	1,372,510
*	Giralia Resources NL	599,030	619,263
*	Glengarry Resources, Ltd.	768,955	68,570
*	Globe International, Ltd.	88,283	73,390
*	Golden Gate Petroleum, Ltd.	797,686	172,439
*	Goldsearch, Ltd.	423,975	24,081
	Goodman Fielder, Ltd.	1,840,000	3,177,748
	Gowing Bros., Ltd.	79,311	248,818
#	Graincorp, Ltd. Series A	240,483	3,057,416

4

# *	Grange Resources, Ltd.	451,979	$770,075
#	GRD, Ltd.	868,801	1,231,883
#	Great Southern, Ltd.	1,380,054	2,158,079
#	GUD Holdings, Ltd.	370,273	3,559,978
#	Gunns, Ltd.	1,858,983	5,605,871
#	GWA International, Ltd.	1,166,276	3,325,463
	Hastie Group, Ltd.	497,222	1,709,160
*	Havilah Resources NL	280,570	385,757
#	Healthscope, Ltd.	1,075,610	5,133,156
# *	Herald Resources, Ltd.	872,076	2,160,144
# *	Heron Resources, Ltd.	673,833	405,255
	HGL, Ltd.	103,827	198,877
# *	Highlands Pacific, Ltd.	2,651,500	317,793
#	Hills Industries, Ltd.	757,997	3,390,564
# *	Horizon Oil, Ltd.	3,227,717	1,017,207
# *	Housewares International, Ltd.	521,039	865,163
*	Hutchison Telecommunications (Australia), Ltd.	1,839,781	245,398
*	Hyro, Ltd.	1,500,097	90,519
#	IBA Health Group, Ltd.	2,008,834	1,027,841
*	ICSGlobal, Ltd.	177,934	29,736
	IDT Australia, Ltd.	82,205	159,025
#	iiNet, Ltd.	487,339	1,033,731
#	Iluka Resources, Ltd.	1,225,500	4,072,744
	Imdex, Ltd.	812,684	1,507,348
*	Imugene, Ltd.	474,785	44,175
*	IMX Resources Mining NL	606,340	321,742
#	Independence Group NL	518,674	4,343,837
# *	Independent Practitioner Network, Ltd.	457,414	84,372
*	Indo Mines, Ltd.	108,199	109,314
# *	Indophil Resources NL	1,723,858	1,241,740
#	Industrea, Ltd.	2,956,173	1,399,196
#	Infomedia, Ltd.	1,375,074	583,132
*	Innamincka Petroleum, Ltd.	656,342	443,678
#	Integrated Research, Ltd.	261,513	100,973
*	Intellect Holdings, Ltd.	48,362	2,343
*	Intermoco, Ltd.	2,462,900	88,551
*	Intrepid Mines, Ltd.	320,115	83,869
*	Investika, Ltd.	3,500	7,818
	Invocare, Ltd.	489,256	3,039,769
#	IOOF Holdings, Ltd.	317,638	1,509,789
#	Iress Market Technology, Ltd.	518,955	3,178,566
*	Ixla, Ltd.	89,921	1,927
# *	Jabiru Metals, Ltd.	1,898,193	1,494,443
#	JB Hi-Fi, Ltd.	507,155	4,945,846
#	Jubilee Mines NL	404,194	8,510,732
*	Jumbuck Entertainment, Ltd.	7,000	4,408
#	Just Group, Ltd.	911,500	2,937,586
	K&S Corp., Ltd.	149,522	473,635
#	Kagara, Ltd.	831,710	3,955,067
*	Keycorp, Ltd.	215,466	41,004
# *	Kings Minerals NL	1,634,196	775,750
# *	Kingsgate Consolidated, Ltd.	396,444	1,417,021

5

	Kresta Holdings, Ltd.	507,262	$142,928
*	Lafayette Mining, Ltd.	1,963,956	27,443
*	Lakes Oil NL	11,368,868	73,349
*	Lednium, Ltd.	195,019	14,534
	Lemarne Corp., Ltd.	30,790	86,031
*	Leyshon Resources, Ltd.	103,357	53,007
# *	Life Therapeutics, Ltd.	393,649	60,506
*	Lodestar Minerals, Ltd.	96,976	8,582
*	Longreach Group, Ltd.	92,007	2,157
	Lycopodium, Ltd.	45,700	169,018
# *	Lynas Corp., Ltd.	2,473,985	3,338,866
#	MacArthur Coal, Ltd.	750,573	8,250,150
#	MacMahon Holdings, Ltd.	2,624,432	4,105,943
# *	Macmin Silver, Ltd.	2,087,514	388,709
#	Macquarie Media Group, Ltd.	944,859	3,322,166
*	Macquarie Telecom Group, Ltd.	35,019	35,860
# *	Marion Energy, Ltd.	1,131,083	857,992
	Maryborough Sugar Factory, Ltd.	2,560	6,371
	MaxiTRANS Industries, Ltd.	851,039	639,881
	McMillan Shakespeare, Ltd	194,418	683,146
	McPherson’s, Ltd.	303,441	933,450
*	Mega Uranium	48,090	282,857
#	Melbourne IT, Ltd.	362,091	1,047,390
*	Mercury Mobility, Ltd.	232,538	50,729
#	Mermaid Marine Australia, Ltd.	671,857	923,763
*	Metabolic Pharmaceuticals, Ltd.	1,162,738	37,850
# *	Metal Storm, Ltd.	2,280,892	165,448
	MFS Living and Leisure Group	612,226	205,315
*	Midwest Corp., Ltd.	926,668	4,045,338
*	Mikoh Corp., Ltd.	611,820	269,865
#	Mincor Resources NL	966,747	2,942,609
# *	Mineral Deposits, Ltd.	1,730,990	1,756,972
	Mitchell Communications Group, Ltd.	1,143,213	892,997
# *	Molopo Australia, Ltd.	645,384	471,830
#	Monadelphous Group, Ltd.	348,090	3,974,085
# *	Morning Star Gold NL	25,000	6,369
#	Mortgage Choice, Ltd.	591,000	874,631
*	Mosaic Oil NL	2,081,400	209,866
*	Mount Gibson Iron, Ltd.	3,182,221	10,036,312
# *	Murchison Metals, Ltd.	1,368,522	5,203,242
# *	Murchison United NL	850,000	93,410
*	MXL, Ltd.	2,132,080	25,634
#	MYOB, Ltd.	1,540,742	2,319,414
	Namoi Cotton Cooperative, Ltd.	196,490	81,994
	National Can Industries, Ltd.	97,017	165,328
	National Hire Group, Ltd.	102,000	216,797
#	Navitas, Ltd.	1,153,075	2,062,438
#	New Hope Corp., Ltd.	3,679,696	8,825,873
# *	Nexus Energy, Ltd.	2,385,311	3,752,759
# *	Nido Petroleum, Ltd.	3,907,766	1,101,789
*	North Australian Diamonds, Ltd.	3,646,488	54,374
# *	Novogen, Ltd.	391,594	387,522

6

	Nufarm, Ltd.	424,178	$6,303,177
*	NuSep, Ltd.	17,442	1,935
# *	Nylex, Ltd.	173,801	172,933
#	Oakton, Ltd.	386,916	1,285,649
# *	Orbital Corp., Ltd.	2,045,099	318,809
	OrotonGroup, Ltd.	79,968	230,289
	Over Fifty Group, Ltd.	38,567	65,686
	Pacific Brands, Ltd.	2,621,830	5,380,591
*	Pan Australian Resources, Ltd.	7,257,513	7,001,840
# *	Pan Pacific Petroleum NL	2,658,114	609,595
	Paperlinx, Ltd.	2,302,552	4,485,334
*	Payce Consolidated, Ltd.	29,670	60,806
#	Peet, Ltd.	995,660	2,802,950
	Perilya, Ltd.	912,675	1,354,044
*	Petra Diamonds, Ltd.	65,193	228,954
# *	Petsec Energy, Ltd.	702,084	667,247
# *	Pharmaxis, Ltd.	834,099	1,997,039
#	Photon Group, Ltd.	241,432	1,087,238
*	Planet Gas, Ltd.	735,200	74,539
*	Plantcorp NL	4,329	—
# *	Platinum Australia, Ltd.	849,581	2,271,852
	PMP, Ltd.	1,772,125	2,675,199
*	Polartechnics, Ltd.	475,707	82,585
#	Port Bouvard, Ltd.	794,505	904,786
# *	Portman, Ltd.	632,048	7,181,374
# *	Poseidon Nickel, Ltd.	670,939	402,829
	PPK Group, Ltd.	99,965	77,217
*	Prana Biotechnology, Ltd.	195,424	90,917
	Primary Health Care, Ltd.	568,748	3,386,924
#	Prime Media Group, Ltd.	421,327	1,354,160
# *	Progen Pharmaceuticals, Ltd.	190,880	274,700
#	Programmed Maintenance Service, Ltd.	434,830	1,790,920
# *	pSvida, Ltd.	1,918,197	144,537
# *	Queensland Gas Co., Ltd.	70,000	276,352
#	Ramsay Health Care, Ltd.	586,057	6,117,255
	Raptis Group, Ltd.	12,000	11,318
#	RCR Tomlinson, Ltd.	594,680	663,016
#	Reckon, Ltd.	141,500	168,388
	Redflex Holdings, Ltd.	370,671	1,127,324
#	Reece Australia, Ltd.	244,737	5,230,070
*	Renison Consolidated Mines NL	1,364,371	32,452
*	Repcol, Ltd.	554,848	51,687
# *	Resolute Mining, Ltd.	1,404,302	3,150,998
# *	Resource Pacific Holdings, Ltd.	1,369,609	4,043,406
	Reverse Corp., Ltd.	236,664	545,743
#	Ridley Corp., Ltd.	1,223,947	1,294,364
# *	Riversdale Mining, Ltd.	789,786	5,032,105
# *	Roc Oil Co., Ltd.	1,623,511	2,849,547
	Rock Building Society, Ltd.	25,092	84,407
	Ross Human Directions, Ltd.	143,511	70,207
#	Ruralco Holdings, Ltd.	71,953	263,737
#	SAI Global, Ltd.	678,767	1,724,644

7

# *	Salinas Energy, Ltd.	888,265	$281,847
#	Sally Malay Mining, Ltd.	921,464	4,142,563
#	Salmat, Ltd.	761,346	2,398,781
*	Samson Oil & Gas, Ltd.	677,329	98,051
	Schaffer Corp., Ltd.	33,766	276,339
	SDI, Ltd.	374,482	93,107
#	Seek, Ltd.	862,735	5,179,189
#	Select Harvests, Ltd.	179,659	1,215,416
# *	Senetas Corp., Ltd.	1,846,596	124,973
#	Servcorp, Ltd.	295,250	1,280,295
#	Service Stream, Ltd.	841,547	1,262,546
*	Shield Mining, Ltd.	72,292	10,772
#	Sigma Pharmaceuticals, Ltd.	4,014,331	5,117,197
# *	Silex System, Ltd.	590,711	3,518,454
# *	Sino Gold Mining, Ltd.	729,103	5,098,815
*	Sino Strategic International, Ltd.	130,864	95,249
*	Sipa Resources International N.L.	250,000	20,723
# *	Sirtex Medical, Ltd.	216,786	758,778
#	Skilled Group, Ltd.	432,647	1,520,703
#	SMS Management & Technology, Ltd.	292,441	1,373,427
*	Southern Pacific Petroleum NL	698,740	—
#	SP Telemedia, Ltd.	1,630,898	458,565
	Specialty Fashion Group, Ltd.	807,082	1,188,798
*	Sphere Investments, Ltd. (6162272)	560,515	1,057,112
*	Sphere Investments, Ltd. (B1X1CW2)	7,555	—
#	Spotless Group, Ltd.	904,373	3,372,384
*	ST Synergy, Ltd.	33,420	17,123
# *	St. Barbara, Ltd.	3,302,450	2,843,145
	Staging Connections Group, Ltd.	307,232	175,539
*	Starpharma Holdings, Ltd.	497,958	184,020
#	Straits Resources, Ltd.	897,132	6,258,154
*	Strategic Minerals Corp. NL	358,100	26,687
	Structural Systems, Ltd.	177,188	549,110
	Stuart Petroleum, Ltd.	201,731	193,379
#	STW Communications Group, Ltd.	865,493	1,781,819
# *	Sundance Resources, Ltd.	5,993,157	1,263,474
	Sunland Group, Ltd.	1,304,424	4,150,163
	Super Cheap Auto Group, Ltd.	552,920	1,734,677
*	Symex Holdings, Ltd.	355,611	149,283
	Talent2 International, Ltd.	474,826	924,833
# *	Tamaya Resources, Ltd.	5,660,510	1,071,901
*	Tandou, Ltd.	10,230	3,603
*	Tap Oil, Ltd.	721,216	1,216,992
#	Tassal Group, Ltd.	524,293	1,363,549
	Technology One, Ltd.	1,346,767	1,122,651
	Ten Network Holdings, Ltd.	1,311,317	3,026,789
	TFS Corp., Ltd.	817,667	760,683
	Thakral Holdings Group	2,527,142	2,182,158
	The Reject Shop, Ltd.	114,737	1,214,699
#	Timbercorp, Ltd.	1,324,674	1,518,003
*	TNG, Ltd.	577,349	144,027
*	Tooth & Co., Ltd.	153,000	7,126

8

	Tower Australia Group, Ltd.	1,373,658	$2,996,377
# *	Tox Free Solutions, Ltd.	303,107	488,708
#	Transfield Services, Ltd.	421,277	4,461,793
	Troy Resources NL	269,313	722,467
	Trust Co., Ltd.	80,260	720,810
*	Unilife Medical Solutions, Ltd.	544,389	133,011
*	Union Resources, Ltd.	1,290,000	16,795
#	UXC, Ltd.	898,950	1,331,081
# *	Ventracor, Ltd.	1,048,486	369,755
*	View Resources, Ltd.	1,283,369	155,418
	Village Roadshow, Ltd.	604,343	1,566,572
#	Virgin Blue Holdings, Ltd.	762,762	939,787
#	Vision Group Holdings, Ltd.	303,376	740,313
	Washington H. Soul Pattinson & Co., Ltd.	17,682	125,941
#	Watpac, Ltd.	466,520	1,119,300
#	Wattyl, Ltd.	407,907	791,707
	Webjet, Ltd.	408,181	530,110
	Webster, Ltd.	149,458	191,297
*	Wedgetail Mining, Ltd.	904,454	66,742
*	Wentworth Holdings, Ltd.	316,666	37,895
# *	Western Areas NL	694,336	3,799,928
#	WHK Group, Ltd.	1,123,295	1,681,172
#	Wide Bay Australia, Ltd.	52,118	520,259
	Willmott Forests, Ltd.	51,672	72,942
# *	Windimurra Vanadium, Ltd.	537,430	1,094,198
*	Zinc Co. Australia, Ltd.	60,894	5,609
TOTAL COMMON STOCKS			639,666,248

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	831,786

RIGHTS/WARRANTS — (0.1%)
*	Amcom Telecommunications, Ltd. Options 12/31/09	596,711	37,243
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	ChemGenex Pharmaceuticals, Ltd. Rights 02/08/12	14,656	6,929
*	Chrome Corp., Ltd. Options 09/30/09	1,600	22
*	Cluff Resources Pacific NL Options 11/30/08	303,915	566
*	engin, Ltd .Rights 03/26/08	539,818	5,029
*	Havilah Resources NL Warrants 04/30/10	2,017	1,409
*	Mosaic Oil NL Options 05/31/09	94,609	1,939
*	Oceana Gold Corp. Options 01/01/09	75,419	18,618
*	Primary Health Care, Ltd. Rights 03/13/08	909,996	881,616
TOTAL RIGHTS/WARRANTS			953,371

TOTAL — AUSTRALIA			641,451,405

HONG KONG — (14.0%)
COMMON STOCKS — (14.0%)
	ABC Communications (Holdings), Ltd.	930,000	70,814
	Aeon Credit Service (Asia) Co., Ltd.	740,000	617,560

9

	Aeon Stores (Hong Kong) Co., Ltd.	234,000	$473,780
	Alco Holdings, Ltd.	1,468,000	505,511
	Allan International Holdings	592,000	95,888
#	Allied Group, Ltd.	683,200	2,996,914
	Allied Properties, Ltd.	10,756,000	2,459,080
*	A-Max Holdings, Ltd.	16,500,000	182,441
*	Applied Development Holdings, Ltd.	1,243,000	71,352
*	APT Satellite Holdings, Ltd.	850,000	188,076
*	Artfield Group, Ltd.	466,000	74,809
	Arts Optical International Holdings	730,000	285,430
	Asia Commercial Holdings, Ltd.	131,040	13,216
#	Asia Financial Holdings, Ltd.	2,768,908	1,534,229
	Asia Satellite Telecommunications Holdings, Ltd.	982,500	1,882,919
	Asia Standard Hotel	26,194,087	295,660
	Asia Standard International Group, Ltd.	26,391,324	637,649
*	Asia TeleMedia, Ltd.	2,832,000	48,925
*	Asian Union New Media Group, Ltd.	28,920,000	580,356
*	Associated International Hotels	974,000	2,103,466
	Automated Systems Holdings, Ltd.	340,000	90,620
*	B.A.L. Holdings, Ltd.	243	3
# *	Beijing Development (Hong Kong), Ltd.	166,000	71,780
*	Bossini International Holdings, Ltd.	3,871,500	174,588
*	Burwill Holdings, Ltd.	2,553,200	193,981
#	Cafe de Coral Holdings, Ltd.	1,516,000	3,088,288
*	Capital Estate, Ltd.	20,870,000	311,402
	Capital Strategic Investment, Ltd.	12,032,500	472,346
	CASH Financial Services Group, Ltd.	597,825	48,223
# *	Casil Telecommunications Holdings, Ltd.	1,988,000	196,342
# *	CATIC International Holdings, Ltd.	5,332,000	233,748
	CCT Telecom Holdings, Ltd.	1,724,970	286,756
*	Celestial Asia Securities Holdings, Ltd.	1,719,054	177,249
#	Century City International	43,326,000	667,500
	Champion Technology Holdings, Ltd.	4,373,456	774,390
	Chen Hsong Holdings, Ltd.	1,576,000	841,392
	Cheuk Nang (Holdings), Ltd.	491,455	363,664
	Chevalier International Holdings, Ltd.	733,482	687,869
	Chevalier Pacific Holdings, Ltd.	355,250	127,397
*	China Best Group Holding, Ltd.	11,370,000	206,164
*	China Digicontent Co., Ltd.	2,710,000	3,483
	China Electronics Corp. Holdings Co., Ltd.	890,250	271,456
# *	China Grand Forestry Resources Group, Ltd.	17,640,000	2,621,514
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	172,874
*	China Infrastructure Investment, Ltd.	6,280,000	295,504
*	China Investments Holdings, Ltd.	210,000	10,270
#	China Metal International Holdings, Ltd.	2,844,000	780,223
*	China Motion Telecom International, Ltd.	5,080,000	265,600
	China Motor Bus Co.	74,000	595,904
*	China Oil & Gas Group, Ltd.	1,573,200	134,024
*	China Renji Medical Group, Ltd.	21,492,000	327,489
	China Resources Logic, Ltd.	7,086,000	825,340
*	China Rise International Holdings, Ltd.	2,988,000	107,231
*	China Sciences Conservational Power, Ltd.	210,400	19,468

10

*	China Sci-Tech Holdings, Ltd.	13,374,600	$372,808
# *	China Seven Star Shopping, Ltd.	8,410,000	269,518
	China Shineway Pharmaceutical Group, Ltd.	1,533,800	978,445
# *	China Solar Energy Holdings, Ltd.	9,802,905	609,255
*	China Star Entertainment, Ltd.	660,438	7,735
*	China Timber Resources Group, Ltd.	16,551,680	351,062
*	China WindPower Group, Ltd.	183,400	12,824
#	China Wireless Technologies, Ltd.	5,152,000	601,527
# *	China Zenith Chemical Group, Ltd.	8,037,500	432,930
	China Zirconium, Ltd.	1,164,000	168,182
# *	Chinese People Holdings Co., Ltd.	7,760,000	331,124
	Chinney Investments, Ltd.	1,144,000	126,477
#	Chong Hing Bank, Ltd.	1,197,000	2,533,031
	Chow Sang Sang Holdings	1,513,680	1,730,569
#	Chu Kong Shipping Development	1,584,000	306,176
	Chuang’s China Investments, Ltd.	3,082,500	291,392
	Chuang’s Consortium International, Ltd.	3,558,930	620,744
#	Chun Wo Development Holdings, Ltd.	2,002,926	312,971
	Chung Tai Printing Holdings, Ltd.	10,960,000	332,087
	City e-Solutions, Ltd.	186,000	27,235
	City Telecom, Ltd.	1,434,849	333,866
# *	Clear Media, Ltd.	1,135,000	982,642
*	Climax International Co., Ltd.	40,700	2,144
	CNT Group, Ltd.	3,182,693	94,394
#	Coastal Greenland, Ltd.	5,792,000	1,122,502
	COL Capital, Ltd.	553,240	302,741
*	Compass Pacific Holdings, Ltd.	1,248,000	33,897
	Computer & Technologies Holdings, Ltd.	432,000	49,653
	Continental Holdings, Ltd.	98,825	23,247
	Convenience Retail Asia, Ltd.	64,000	23,407
#	Coslight Technology International Group, Ltd.	1,134,000	610,377
	Cosmos Machinery Enterprises, Ltd.	1,616,400	142,698
#	Cross-Harbour Holdings, Ltd.	586,520	606,439
*	CSMC Technologies Corp.	12,754,800	1,033,985
*	Culturecom Holdings, Ltd.	11,099,000	214,411
	Daisho Microline Holdings, Ltd.	1,236,000	177,864
*	Dan Form Holdings Co., Ltd.	2,866,600	226,868
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	187,175
#	Dickson Concepts International, Ltd.	816,630	659,295
*	Dragon Hill Wuling Automobile	112,500	26,549
# *	DVN Holdings, Ltd.	2,398,516	282,565
*	Dynamic Global Holdings, Ltd.	3,522,000	54,881
	Dynamic Holdings, Ltd.	384,000	123,959
	Eagle Nice (International) Holdings, Ltd.	238,000	53,620
	EcoGreen Fine Chemical Group	1,112,000	333,996
*	Eforce Holdings, Ltd.	2,620,000	116,568
#	EganaGoldpfeil Holdings, Ltd.	4,121,757	349,602
*	E-Kong Group, Ltd.	620,000	54,914
	Emperor Capital Group, Ltd.	749,672	96,249
#	Emperor Entertainment Hotel, Ltd.	2,410,000	610,221
	Emperor International Holdings, Ltd.	4,076,360	1,633,768
*	Enerchina Holdings, Ltd.	3,068,800	112,679

11

*	ENM Holdings, Ltd.	3,816,000	$130,718
	EPI (Holdings), Ltd.	157,951	8,180
# *	eSun Holdings, Ltd.	2,167,600	1,051,042
# *	Extrawell Pharmaceutical Holdings, Ltd.	5,700,000	1,443,075
*	Ezcom Holdings, Ltd.	72,576	448
#	Fairwood Holdings, Ltd.	316,600	376,219
#	Far East Consortium	4,141,517	1,833,228
*	Far East Pharmaceutical Technology Co., Ltd.	3,216,000	—
	First Natural Foods Holdings, Ltd.	2,365,000	311,651
	First Sign International Holdings, Ltd.	1,424,000	140,392
#	Fong’s Industries Co., Ltd.	1,470,000	866,842
# *	Forefront Group, Ltd.	987,000	49,009
*	Foundation Group, Ltd.	5,675,000	355,443
#	Fountain Set Holdings, Ltd.	2,150,000	432,983
	Four Seas Food Investment Holdings, Ltd.	202,184	30,979
	Four Seas Mercantile Holdings, Ltd.	592,000	220,632
*	Frasers Property China, Ltd.	16,477,000	474,508
*	Freeman Corp., Ltd.	13,388,491	80,506
	Fubon Bank Hong Kong, Ltd.	2,938,000	2,096,767
*	Fujian Holdings, Ltd.	237,800	16,599
	Fujikon Industrial Holdings, Ltd.	912,000	286,573
# *	Fushan International Energy Group, Ltd.	5,614,000	2,973,037
*	Genesis Energy Holdings, Ltd.	8,175,000	244,374
#	Get Nice Holdings, Ltd.	3,660,000	300,034
	Giordano International, Ltd.	4,322,000	1,809,497
#	Global Green Tech Group, Ltd.	2,807,600	489,792
*	Global Tech (Holdings), Ltd.	5,612,000	63,837
#	Glorious Sun Enterprises, Ltd.	2,756,000	1,490,268
	Gold Peak Industries (Holdings), Ltd.	1,059,250	169,304
*	Goldbond Group Holdings, Ltd.	2,609,500	185,067
*	Golden Harvest Entertainment (Holdings), Ltd.	195,400	84,323
*	Golden Resorts Group, Ltd.	16,420,000	692,792
	Golden Resources Development International, Ltd.	2,848,500	215,873
*	Gold-Face Holdings, Ltd.	2,003,600	—
	Goldlion Holdings, Ltd.	2,343,000	683,233
	Golik Holdings, Ltd.	930,500	41,496
*	GR Vietnam Holdings, Ltd.	620,000	31,641
#	Grande Holdings, Ltd.	882,000	258,713
	Group Sense (International), Ltd.	2,448,000	96,253
	Guangnan Holdings, Ltd.	1,779,600	330,169
#	Hang Fung Gold Technology, Ltd.	1,860,482	533,557
	Hang Ten Group Holdings, Ltd.	1,705,850	123,775
	Hanny Holdings, Ltd.	7,440,000	199,175
*	Hans Energy Co., Ltd.	7,556,000	504,631
#	Harbour Centre Development, Ltd.	593,000	983,257
*	Heng Tai Consumables Group, Ltd.	3,173,000	475,236
# *	Hi Sun Technology (China), Ltd.	4,440,000	1,077,734
	High Fashion International, Ltd.	268,000	98,098
#	HKR International, Ltd.	3,715,936	2,854,630
#	Hon Kwok Land Investment Co., Ltd	1,132,535	390,010
*	Hong Fok Land, Ltd.	1,210,000	1,555
	Hong Kong Catering Management, Ltd.	542,796	67,761

12

#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	$778,408
*	Hong Kong Parkview Group, Ltd.	1,130,000	195,814
	Hongkong Chinese, Ltd.	3,320,000	624,333
	Hop Fung Group Holdings, Ltd.	888,000	199,722
*	Hop Hing Holdings, Ltd.	660,265	49,689
	Hsin Chong Construction Group, Ltd.	1,569,658	427,373
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	487,052
	Huafeng Textile International Group, Ltd.	1,496,400	84,183
# *	Hualing Holdings, Ltd.	12,708,000	863,688
	Hung Hing Printing Group, Ltd.	1,603,275	593,454
	Hutchison Harbour Ring, Ltd.	17,106,000	1,348,284
*	Hycomm Wireless, Ltd.	4,709,000	47,083
	I.T., Ltd.	2,734,000	832,301
	I-Cable Communications, Ltd.	4,440,000	822,976
*	IDT International, Ltd.	6,240,183	243,766
*	Imagi International Holdings, Ltd.	3,037,000	652,274
#	Integrated Distribution Services Group, Ltd.	775,000	2,152,193
*	Interchina Holdings Co., Ltd.	24,165,000	246,782
	IPE Group, Ltd.	1,740,000	199,932
	ITC Corp., Ltd.	5,774,585	358,955
*	ITC Properties Group, Ltd.	5,460,920	203,582
*	Jinhui Holdings Co., Ltd.	1,348,000	903,711
	Jiuzhou Development Co., Ltd.	2,632,000	255,659
	Joyce Boutique Holdings, Ltd.	1,530,000	47,184
*	Junefield Department Store Group, Ltd.	256,000	6,466
#	K Wah International Holdings, Ltd.	6,104,405	2,797,808
*	Kai Yuan Holdings, Ltd.	3,640,000	108,527
	Kantone Holdings, Ltd.	8,010,130	680,446
# *	Karl Thomson Holdings, Ltd.	1,238,000	244,122
	Karrie International Holdings, Ltd.	1,433,600	134,111
	Keck Seng Investments	924,600	510,038
	Kee Shing Holdings	886,000	105,754
	Kin Yat Holdings, Ltd.	586,000	146,261
	King Fook Holdings	1,000,000	104,583
*	King Pacific International Holdings, Ltd.	1,404,200	22,016
#	Kingdee International Software Group Co., Ltd.	638,000	470,834
	Kingmaker Footwear Holdings, Ltd.	1,476,955	172,239
*	Kong Sun Holdings, Ltd.	2,198,000	7,062
*	KPI Co., Ltd.	396,000	22,671
	KTP Holdings, Ltd.	560,400	58,695
	Kwoon Chung Bus Holdings, Ltd.	556,000	85,347
	Lai Fung Holdings, Ltd.	18,003,000	694,111
*	Lai Sun Development Co., Ltd.	36,841,000	795,505
*	Lai Sun Garment International, Ltd.	4,010,000	235,896
	Lam Soon (Hong Kong), Ltd.	302,310	180,572
	Le Saunda Holdings, Ltd.	1,424,000	208,535
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,969
	Lee & Man Holdings, Ltd.	1,780,000	432,297
	Lerado Group Holding Co.	1,602,000	173,035
	Lippo, Ltd.	1,171,760	963,572
	Liu Chong Hing Investment, Ltd.	829,200	1,079,488
	Luen Thai Holdings, Ltd.	1,345,000	136,743

13

	Luk Fook Holdings (International), Ltd.	1,192,000	$900,296
#	Luks Industrial Group, Ltd.	1,301,555	1,283,308
#	Lung Kee (Bermuda) Holdings, Ltd.	1,631,875	662,612
*	M Dream Inworld, Ltd.	305	11
# *	Macau Success, Ltd.	5,560,000	811,535
*	MACRO-LINK International Holdings, Ltd.	1,036,250	129,080
#	Magnificent Estates	12,744,000	434,716
	Mainland Headwear Holdings, Ltd.	765,600	166,287
#	Man Yue International Holdings, Ltd.	1,084,000	239,469
	Matrix Holdings, Ltd.	1,033,129	198,080
	Matsunichi Communications Holdings, Ltd.	1,914,000	1,781,265
	Mei Ah Entertainment Group, Ltd.	1,732,000	103,416
	Melbourne Enterprises	45,500	348,098
	Midas International Holdings, Ltd.	774,000	49,907
#	Midland Holdings, Ltd.	2,466,000	3,302,097
#	Min Xin Holdings	1,137,200	555,783
# *	Minmetals Holdings, Ltd.	1,780,000	384,379
	Mirabell International Holdings	522,000	389,151
	Miramar Hotel & Investment	788,000	1,196,775
*	Moulin Global Eyecare Holdings	699,274	—
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	435,951
*	Nan Hai Corp., Ltd.	109,172,743	1,351,333
	Nanyang Holdings	137,500	318,533
	National Electronics Holdings	2,156,000	144,943
	Natural Beauty Bio-Technology, Ltd.	4,980,000	1,340,774
	New Century Group Hong Kong, Ltd.	11,523,680	248,639
*	New Island Printing Holdings	176,000	16,964
*	New Smart Energy Group, Ltd.	432,800	8,533
*	New World Mobile Holdings, Ltd.	22,140	14,637
	Next Media, Ltd.	6,410,000	2,472,365
	Ngai Lik Industrial Holdings, Ltd.	1,730,000	84,126
#	Norstar Founders Group, Ltd.	3,256,000	984,148
*	Orient Power Holdings, Ltd.	804,000	19,425
	Oriental Press Group	6,256,000	926,564
	Oriental Watch Holdings	610,000	266,990
#	Pacific Andes International Holdings, Ltd.	4,743,970	889,909
#	Pacific Century Premium Developments, Ltd.	6,470,000	2,322,907
	Paliburg Holdings, Ltd.	22,758,300	638,644
*	Paradise Entertainment, Ltd.	3,969,000	61,398
	Paul Y Engineering Group, Ltd.	67,212	11,600
#	Peace Mark Holdings, Ltd.	2,738,022	3,053,872
*	Pearl Oriental Innovation, Ltd.	775,200	98,487
	Pegasus International Holdings, Ltd.	226,000	41,183
#	Pico Far East Holdings, Ltd.	3,238,000	468,091
#	Playmates Holdings, Ltd.	504,700	262,257
# *	Playmates Toys, Ltd.	504,700	25,620
	Pokfulam Development Co., Ltd.	234,000	194,718
*	Pokphand (C.P.) Co., Ltd.	5,970,000	339,309
*	Poly Investments Holdings, Ltd.	2,884,000	189,102
*	Polyard Petroleum International	1,220,000	18,874
	Ports Design, Ltd.	867,500	2,570,212
*	Premium Land, Ltd.	990,000	124,547

14

#	Prime Success International Group, Ltd.	4,538,000	$2,731,899
	Proview International Holdings, Ltd.	1,584,884	130,274
#	Public Financial Holdings, Ltd.	2,876,000	2,481,818
#	PYI Corp., Ltd.	4,482,477	1,406,352
*	Pyxis Group, Ltd.	1,936,000	46,453
#	Qin Jia Yuan Media Services Co., Ltd.	1,312,392	829,316
*	QPL International Holdings, Ltd.	2,009,000	78,152
	Quality Healthcare Asia, Ltd.	478,995	182,708
	Raymond Industrial, Ltd.	675,400	103,714
	Regal Hotels International Holdings, Ltd.	25,518,000	1,680,145
	Rivera Holdings, Ltd.	5,710,000	219,195
*	Riverhill Holdings, Ltd.	4,072	57
#	Road King Infrastructure, Ltd.	1,862,000	2,477,695
	Roadshow Holdings, Ltd.	1,456,000	129,885
	Royale Furniture Holdings, Ltd.	550,000	118,687
	S.A.S. Dragon Holdings, Ltd.	1,456,000	200,319
#	Sa Sa International Holdings, Ltd.	3,260,000	1,388,602
	Safety Godown Co., Ltd.	408,000	302,041
	Samson Paper Holdings, Ltd.	666,000	147,189
*	San Miguel Brewery	612,800	117,257
*	Sanyuan Group, Ltd.	415,000	8,000
#	SCMP Group, Ltd.	4,380,000	1,542,313
	Sea Holdings, Ltd.	1,138,000	778,198
*	SEEC Media Group, Ltd.	2,550,000	114,332
*	Shanghai Allied Cement, Ltd.	1,402,080	215,440
# *	Shanghai Zenghai Property, Ltd.	13,402,000	490,926
#	Shaw Brothers Hong Kong, Ltd.	780,000	1,502,204
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	970,814
#	Shenyin Wanguo, Ltd.	1,212,500	1,085,875
#	Shougang Concord Century Holdings, Ltd.	3,916,000	402,059
*	Shougang Concord Grand (Group), Ltd.	2,451,000	195,313
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	264,872
#	Shui On Construction & Materials, Ltd.	736,000	2,121,192
*	Shun Ho Resources Holdings, Ltd.	483,000	89,034
*	Shun Ho Technology Holdings, Ltd.	1,037,452	152,668
	Silver Grant International	5,033,000	855,779
	Sincere Co., Ltd.	505,500	28,546
	Sing Tao News Corp., Ltd.	1,842,000	305,014
#	Singamas Container Holdings, Ltd.	1,608,000	473,753
	Sino Biopharmaceutical, Ltd.	5,880,000	1,118,733
*	Sino Gas Group, Ltd.	3,277,600	100,533
*	Sinocan Holdings, Ltd.	350,000	1,754
*	Sino-i Technology, Ltd.	51,703,158	658,702
# *	Skyfame Realty Holdings, Ltd.	2,737,750	483,308
	Smartone Telecommunications Holdings, Ltd.	1,313,000	1,230,389
*	SMI Publishing Group, Ltd.	250,511	483
#	Solomon Systech International, Ltd.	9,330,000	647,981
	South China (China), Ltd.	5,620,000	485,444
	South China Financial Holdings, Ltd.	4,872,000	70,551
	Southeast Asia Properties & Finance, Ltd.	263,538	62,656
	Starlight International Holdings	1,903,792	198,023
	Stelux Holdings International, Ltd.	1,307,702	127,809

15

	Styland Holdings, Ltd.	101,808	$288
	Sun Hing Vision Group Holdings, Ltd.	358,000	187,671
	Sunway International Holdings, Ltd.	866,000	36,961
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	158,613
	Symphony Holdings, Ltd.	4,305,000	365,702
#	Tack Fat Group	4,448,000	523,457
#	Tai Cheung Holdings	1,641,000	1,109,104
	Tai Fook Securities Group, Ltd.	1,506,000	710,798
	Tai Sang Land Development, Ltd.	576,984	287,282
# *	Tak Shun Technology Group, Ltd.	18,616,000	380,703
	Tak Sing Alliance Holdings	2,909,865	548,553
	Tan Chong International, Ltd.	1,212,000	376,458
*	TCC International Holdings, Ltd.	1,495,789	1,361,104
*	Technology Venture Holdings, Ltd.	586,000	20,203
#	Techtronic Industries Co., Ltd.	4,788,500	4,636,781
*	Termbray Industries International	2,304,900	394,346
	Tern Properties	61,200	39,199
	Texhong Textile Group, Ltd.	1,930,000	258,263
	Texwinca Holdings, Ltd.	3,610,000	2,780,292
*	The Sun’s Group, Ltd.	25,506	5,951
#	Tian An China Investments	3,631,430	3,622,191
	Tian Teck Land	1,098,000	968,239
*	Titan Petrochemicals Group, Ltd.	10,420,000	605,594
*	Tomorrow International Holdings, Ltd.	1,296,420	52,980
	Tongda Group Holdings, Ltd.	8,210,000	326,894
#	Top Form International, Ltd.	2,760,000	214,616
*	Topsearch International (Holdings), Ltd.	234,000	12,799
	Tristate Holdings, Ltd.	188,000	47,978
#	Truly International Holdings	1,288,000	1,927,606
	Tungtex (Holdings) Co., Ltd.	910,000	243,687
	Tysan Holdings, Ltd.	1,040,773	126,251
*	United Power Investment, Ltd.	5,696,000	227,178
	Upbest Group, Ltd.	3,280,000	351,259
*	U-Right International Holdings, Ltd.	4,746,000	125,333
	USI Holdings, Ltd.	1,452,999	950,316
	Van Shung Chong Holdings, Ltd.	359,335	39,155
	Varitronix International, Ltd.	1,000,293	600,548
	Vedan International (Holdings), Ltd.	640,000	65,244
	Veeko International Holdings, Ltd.	1,480,466	51,354
#	Victory City International Holdings	1,839,457	531,710
	Vital Biotech Holdings, Ltd.	470,000	16,743
#	Vitasoy International Holdings, Ltd.	2,805,000	1,161,671
# *	VODone, Ltd.	3,062,000	370,549
# *	Vongroup, Ltd.	10,865,000	460,495
	VST Holdings, Ltd.	2,202,000	468,851
	Wah Ha Realty Co., Ltd.	278,600	88,906
	Wai Kee Holdings, Ltd.	2,057,738	665,047
	Wang On Group, Ltd.	12,416,460	188,315
*	Warderly International Holdings, Ltd.	520,000	32,077
*	Willie International Holdings, Ltd.	17,190,400	454,822
*	Winfoong International, Ltd.	1,210,000	36,207
#	Wing On Co. International, Ltd.	802,000	1,366,562

16

*	Wing Shan International	896,000	$48,128
	Wong’s International (Holdings), Ltd.	737,641	66,305
	Wong’s Kong King International (Holdings), Ltd.	120,000	17,572
*	Wonson International Holdings, Ltd.	2,020,000	45,600
*	Xpress Group, Ltd.	3,464,000	102,389
	Y. T. Realty Group, Ltd.	965,000	186,996
	Yangtzekiang Garment, Ltd.	607,500	149,287
*	Yaohan International Holdings	974,000	—
	Yau Lee Holdings, Ltd.	534,000	90,717
	YGM Trading	284,000	183,142
	Yip’s Chemical Holdings, Ltd.	1,176,000	829,069
	Yugang International, Ltd.	21,940,000	550,128
*	Yunnan Enterprises Holdings, Ltd.	240,000	27,627
TOTAL COMMON STOCKS			199,843,684

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	230,843
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Rights 08/27/08	3,470,259	—
*	Champion Technology Holdings, Ltd. Warrants 04/16/09	854,349	—
*	Cheuk Nang (Holdings), Ltd. Rights 04/30/08	11,097	499
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	6,275
*	China Infrastructure Investment, Ltd. Warrants 06/06/09	410,800	9,080
*	China Zenith Chemical Group, Ltd. Warrants 04/18/08	1,607,500	7,230
*	Chun Wo Development Holdings, Ltd. Warrants 02/28/09	334,383	21,486
*	Harbour Centre Development, Ltd. Rights 03/12/08	296,500	8,383
*	Hop Hing Holdings, Ltd. Warrants 04/30/09	132,053	6,237
*	Kantone Holdings, Ltd. Rights 01/08/09	1,416,104	15,105
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	5,712
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	Paliburg Holdings, Ltd. Warrants 11/08/10	2,528,700	24,373
*	Skyfame Realty Holdings, Ltd. Warrants 08/02/08	427,500	17,581
*	South China (China), Ltd. Rights 09/06/10	1,124,000	49,113
*	South China Financial Holdings, Ltd. Warrants 10/22/08	974,400	2,254
# *	Tian An China Investments Rights 01/02/10	616,255	54,646
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	45
TOTAL RIGHTS/WARRANTS			458,862

TOTAL — HONG KONG			200,302,546

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	4,038
*	Promet Berhad	1,143,000	—
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			4,038

NEW ZEALAND — (3.7%)
COMMON STOCKS — (3.7%)
	Abano Healthcare Group, Ltd.	31,300	120,624

17

*	AFFCO Holdings, Ltd.	1,806,887	$499,952
	Air New Zealand, Ltd.	238,430	316,463
	Cavalier Corp., Ltd.	283,674	613,687
	CDL Investments New Zealand, Ltd.	370,498	120,001
	Colonial Motor Co., Ltd.	126,795	343,890
	Ebos Group, Ltd.	150,552	629,782
	Fisher & Paykel Appliances Holdings, Ltd.	1,614,820	3,316,333
#	Fisher & Paykel Healthcare Corp.	2,825,452	5,931,002
	Freightways, Ltd.	643,710	1,730,460
#	Hallenstein Glassons Holdings, Ltd.	241,638	765,684
	Hellaby Holdings, Ltd.	225,492	390,122
	Horizon Energy Distribution, Ltd.	40,420	100,002
	Infratil, Ltd. (6459286)	1,602,505	2,985,806
	Infratil, Ltd. (B24CYZ8)	231,120	255,014
#	Mainfreight, Ltd.	475,810	2,484,702
	Methven, Ltd.	10,000	12,766
#	Michael Hill International, Ltd.	1,567,460	1,253,506
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	823,454
	New Zealand Exchange, Ltd.	57,282	328,284
*	New Zealand Oil & Gas, Ltd.	1,265,327	1,320,026
	New Zealand Refining Co., Ltd.	478,642	2,865,502
	Northland Port Corp. (New Zealand), Ltd.	219,997	517,709
	Nuplex Industries, Ltd.	463,957	2,278,565
#	Port of Tauranga, Ltd.	601,252	3,141,824
*	Provenco Group, Ltd.	524,201	158,558
#	Pumpkin Patch, Ltd.	606,913	908,151
	Pyne Gould Guinness, Ltd.	1,017,931	1,712,780
	Restaurant Brand New Zealand, Ltd.	369,175	250,414
*	Richina Pacific, Ltd.	309,644	133,378
*	Rubicon, Ltd.	995,760	714,784
#	Ryman Healthcare, Ltd.	2,510,698	3,464,257
	Sanford, Ltd.	418,047	1,283,055
	Scott Technology, Ltd.	60,843	68,117
*	Seafresh Fisheries, Ltd.	80,520	1,803
*	Skellerup Holdings, Ltd.	156,486	113,366
	Sky City Entertainment Group, Ltd.	1,862,368	5,872,556
	South Port New Zealand, Ltd.	30,744	52,994
#	Steel & Tube Holdings, Ltd.	404,138	1,029,219
	Taylors Group, Ltd.	29,646	36,791
*	Tenon, Ltd.	19,132	18,913
#	Tourism Holdings, Ltd.	402,452	602,820
	Tower, Ltd.	988,300	1,615,992
	Trustpower, Ltd.	3,300	19,788
	Warehouse Group, Ltd.	357,417	1,693,516
TOTAL COMMON STOCKS			52,896,412

RIGHTS/WARRANTS — (0.0%)
*	Skellerup Holdings, Ltd. Rights 03/27/08	39,121	2,502

TOTAL — NEW ZEALAND			52,898,914

18

SINGAPORE — (9.9%)
COMMON STOCKS — (9.9%)
# *	Addvalue Technologies, Ltd.	1,043,000	$94,709
#	Advanced Holdings, Ltd.	691,000	147,227
	AEM Holdings, Ltd.	558,000	35,537
	Allgreen Properties, Ltd.	2,774,000	2,493,075
	Apollo Enterprises, Ltd.	302,000	594,075
#	Aqua-Terra Supply Co., Ltd.	641,000	166,326
	Armstrong Industrial Corp., Ltd.	1,460,000	308,393
*	ASA Group Holdings, Ltd.	586,000	26,871
	Ascott Group, Ltd.	2,367,000	2,896,785
#	Asia Environment Holdings, Ltd.	503,000	195,756
*	Asia Food and Properties, Ltd.	5,203,000	2,789,507
*	Asia-Pacific Strategic Investments, Ltd.	1,410	243
	ASL Marine Holdings, Ltd.	497,000	416,964
	A-Sonic Aerospace, Ltd.	626,996	51,010
	Aussino Group, Ltd.	967,000	233,361
*	Ban Joo - Company, Ltd.	1,952,000	95,307
	Best World International, Ltd.	307,500	173,008
	Beyonics Technology, Ltd.	1,945,800	375,934
	Bonvests Holdings, Ltd.	990,000	808,776
	BRC Asia, Ltd.	794,000	76,425
	Broadway Industrial Group, Ltd.	461,000	269,263
	Brothers (Holdings), Ltd.	504,628	92,031
#	Bukit Sembawang Estates, Ltd	348,003	2,282,281
	CEI Contract Manufacturing, Ltd.	432,000	53,340
	Cerebos Pacific, Ltd.	560,000	1,578,788
#	CH Offshore, Ltd.	1,568,200	648,812
# *	Chartered Semiconductor Manufacturing, Ltd.	5,049,000	2,603,649
	Chemical Industries (Far East), Ltd.	105,910	69,323
*	China Auto Corp., Ltd.	3,040,700	181,358
	China Dairy Group, Ltd.	1,502,000	275,109
	China Merchants Holdings Pacific, Ltd.	809,000	518,880
*	China Petrotech Holdings	460,000	113,170
#	Chip Eng Seng Corp., Ltd.	1,775,000	655,372
	Chosen Holdings, Ltd.	1,284,000	140,398
	Chuan Hup Holdings, Ltd.	4,385,000	1,134,177
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	17,607
*	Compact Metal Industries, Ltd.	643,000	10,175
	Courts Singapore, Ltd.	495,000	178,931
#	Creative Technology Co., Ltd.	262,900	1,375,704
#	CSC Holdings, Ltd.	1,829,000	382,355
	CSE Global, Ltd.	1,893,000	1,339,724
#	CWT, Ltd.	1,384,500	867,480
#	Delong Holdings, Ltd.	1,287,000	3,034,814
*	Digiland International, Ltd.	12,033,000	85,448
*	Eagle Brand Holdings, Ltd.	5,158,000	216,998
	Ellipsiz, Ltd.	453,000	65,189
	Eng Wah Organisation, Ltd.	265,000	189,463
	Engro Corp., Ltd.	354,000	296,907
*	Enviro-Hub Holdings, Ltd.	1,445,666	413,682
	Eu Yan Sang International, Ltd.	182,000	71,863

19

	Eucon Holdings, Ltd.	755,000	$39,975
#	Ezra Holdings Pte, Ltd.	1,462,000	2,427,939
#	F.J. Benjamin Holdings, Ltd.	1,095,000	407,046
#	Federal International (2000), Ltd.	502,000	170,608
	Fischer Tech, Ltd.	244,000	35,103
#	Food Empire Holdings, Ltd.	912,000	498,933
#	Freight Links Express Holdings, Ltd.	3,893,000	188,617
	Frontline Technologies Corp., Ltd.	3,170,000	540,796
*	Fu Yu Corp., Ltd.	2,273,750	248,332
	GK Goh Holdings, Ltd.	1,494,000	1,123,827
# *	Global Voice Group, Ltd.	2,054,000	137,482
#	Goodpack, Ltd.	1,592,000	1,815,792
	GP Industries, Ltd.	3,120,209	1,009,696
	Grand Banks Yachts, Ltd.	250,000	155,120
	Hersing Corp., Ltd.	642,500	224,173
#	Hi-P International, Ltd.	1,973,000	727,182
	Ho Bee Investment, Ltd.	1,471,000	1,262,935
#	Hong Fok Corp., Ltd.	1,975,600	1,506,444
#	Hong Leong Asia, Ltd.	1,048,000	2,213,068
	Hotel Grand Central, Ltd.	1,060,514	728,588
	Hotel Plaza, Ltd.	1,783,500	2,319,877
#	Hotel Properties, Ltd.	1,809,600	4,111,266
	Hour Glass, Ltd.	622,744	394,775
#	HTL International Holdings, Ltd.	1,839,843	530,771
	Huan Hsin Holdings, Ltd.	1,138,400	445,870
#	HupSteel, Ltd.	1,687,875	380,020
	Hwa Hong Corp., Ltd.	2,488,000	1,193,583
#	Hyflux, Ltd.	1,067,000	2,484,918
#	IDT Holdings, Ltd.	718,000	220,129
#	IFS Capital, Ltd.	348,000	181,704
*	Informatics Education, Ltd.	1,339,000	51,932
#	InnoTek, Ltd.	931,000	550,604
	Innovalues, Ltd.	1,040,000	154,236
	Intraco, Ltd.	292,500	94,886
	IPC Corp., Ltd.	700,000	49,313
	Isetan (Singapore), Ltd.	122,500	322,103
	Jadason Enterprises, Ltd.	1,108,000	81,716
*	Jasper Investments, Ltd.	2,267,000	24,284
	Jaya Holdings, Ltd.	2,733,000	2,557,881
	JK Yaming International Holdings, Ltd.	907,000	238,958
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	558,897
	K1 Ventures, Ltd.	5,340,500	737,850
	Keppel Telecommunications and Transportation, Ltd.	1,990,800	6,913,075
	Khong Guan Flour Milling, Ltd.	38,000	40,207
	Kian Ann Engineering, Ltd.	1,302,000	169,193
#	Kian Ho Bearings, Ltd.	781,500	121,059
#	Kim Eng Holdings, Ltd.	1,594,000	2,494,845
	Koh Brothers Group, Ltd.	1,494,000	349,642
#	KS Energy Services, Ltd.	800,000	1,313,886
*	L & M Group Investments, Ltd.	7,107,100	25,475
*	Lafe Technology, Ltd.	1,234,800	148,587
	LanTroVision (S), Ltd.	5,028,750	121,850

20

	LC Development, Ltd.	2,041,254	$438,247
	Lee Kim Tah Holdings, Ltd.	1,600,000	672,495
#	Lion Asiapac, Ltd.	473,000	98,545
	Low Keng Huat Singapore, Ltd.	1,116,000	386,574
	Lum Chang Holdings, Ltd.	1,134,030	228,100
*	Manhattan Resources, Ltd.	668,000	183,785
	Manufacturing Integration Technology, Ltd.	588,000	64,079
*	MDR, Ltd.	2,040,000	64,457
# *	Mediaring.Com, Ltd.	4,262,500	372,306
	Memtech International, Ltd.	1,322,000	163,175
	Metro Holdings, Ltd.	2,256,960	1,276,407
#	Midas Holdings, Ltd.	1,342,000	1,075,951
#	Miyoshi Precision, Ltd.	553,500	66,747
	MobileOne, Ltd.	2,025,000	2,895,691
*	Multi-Chem, Ltd.	1,263,000	182,281
	Natsteel, Ltd.	414,000	425,905
#	Nera Telecommunications, Ltd.	1,450,000	420,550
	New Toyo International Holdings, Ltd.	1,043,000	231,691
*	Orchard Parade Holdings, Ltd.	1,084,022	910,337
#	Osim International, Ltd.	1,965,600	530,067
	Ossia International, Ltd.	750,554	136,469
#	Pan-United Corp., Ltd.	2,193,000	1,038,685
	Parkway Holdings, Ltd.	702,000	1,518,115
	PCI, Ltd.	734,000	214,939
	Penguin Boat International, Ltd.	320,000	41,231
	Pertama Holdings, Ltd.	459,750	158,393
#	Petra Foods, Ltd.	881,000	776,311
	Popular Holdings, Ltd.	1,813,000	347,923
	PSC Corp., Ltd.	1,973,419	432,657
	QAF, Ltd.	881,000	224,510
	Qian Hu Corp., Ltd.	674,600	71,685
	Raffles Education Corp., Ltd.	1,823,000	3,413,553
	Robinson & Co., Ltd.	284,832	1,360,761
	Rotary Engineering, Ltd.	2,273,600	1,486,110
	San Teh, Ltd.	838,406	315,056
	SBS Transit, Ltd.	1,011,000	1,780,168
#	SC Global Developments, Ltd.	935,850	1,163,315
*	Sea View Hotel, Ltd.	66,000	—
*	Seksun Corp., Ltd.	530,000	285,572
	Sim Lian Group, Ltd.	1,380,000	548,968
	Sing Investments & Finance, Ltd.	198,450	223,386
	Singapore Food Industries, Ltd.	1,707,000	956,312
	Singapore Post, Ltd.	6,425,900	5,097,129
	Singapore Reinsurance Corp., Ltd	1,695,028	422,860
	Singapore Shipping Corp., Ltd.	1,930,000	540,902
	Singapura Finance, Ltd.	174,062	196,073
# *	Sinomem Technology, Ltd.	902,000	529,582
*	Sinwa, Ltd.	259,000	61,614
	SMB United, Ltd.	2,010,000	424,783
	SMRT Corp., Ltd.	3,293,000	4,103,184
	SNP Corp., Ltd.	466,495	381,419
#	SP Chemicals, Ltd.	813,000	440,548

21

*	SP Corp., Ltd.	454,000	$33,388
#	SSH Corp., Ltd.	1,307,000	266,393
#	Stamford Land Corp., Ltd.	3,229,000	1,090,235
*	Straco Corp., Ltd.	130,000	16,231
	Straits Trading Co., Ltd.	1,117,200	5,382,001
	Sunningdale Tech, Ltd.	1,332,000	182,691
	Sunright, Ltd.	378,000	71,365
	Superbowl Holdings, Ltd.	980,000	193,223
	Superior Multi-Packaging, Ltd.	490,500	46,599
	Tat Hong Holdings, Ltd.	1,194,000	1,836,035
*	Thakral Corp., Ltd.	6,028,000	275,791
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	684,881
	Transmarco, Ltd.	106,500	57,498
	Trek 2000 International, Ltd.	1,004,000	225,423
	TT International, Ltd.	2,742,480	259,888
	Tuan Sing Holdings, Ltd.	3,362,000	648,195
	UMS Holdings, Ltd.	941,000	186,130
#	Unisteel Technology, Ltd.	1,521,875	1,514,464
	United Engineers, Ltd.	846,666	2,307,404
*	United Envirotech, Ltd.	352,000	54,799
	United Overseas Insurance, Ltd.	188,250	516,701
*	United Pulp & Paper Co., Ltd.	708,000	92,798
	UOB-Kay Hian Holdings, Ltd.	1,798,000	2,589,703
	Vicom, Ltd.	120,000	149,707
#	WBL Corp., Ltd.	720,000	2,441,097
#	Wheelock Properties (S), Ltd.	1,124,000	1,503,095
	Wing Tai Holdings, Ltd.	1,915,800	2,890,335
#	Xpress Holdings, Ltd.	3,079,000	238,364
	Yellow Pages (Singapore), Ltd.	299,000	189,612
	YHI International, Ltd.	1,174,000	236,835
*	Yoma Strategic Holdings, Ltd.	132,000	19,421
# *	Yongnam Holdings, Ltd.	1,970,000	336,541
*	Zhongguo Jilong, Ltd.	249,876	7,923
TOTAL COMMON STOCKS			141,910,997

RIGHTS/WARRANTS — (0.0%)
*	Eastgate Technology, Ltd. Warrants 09/11/11	174,000	3,119
# *	Goodpack, Ltd. Rights 07/16/09	199,000	47,079
*	Qian Hu Corp, Ltd. Warrants 09/19/10	204,100	17,192
*	Singapura Finance, Ltd. Warrants 02/24/09	34,812	14,849
*	Yongnam Holdings, Ltd. Warrants 08/26/09	591,000	76,264
TOTAL RIGHTS/WARRANTS			158,503

TOTAL — SINGAPORE			142,069,500

UNITED KINGDOM — (0.0%)
COMMON STOCKS — (0.0%)
*	Thor Mining P.L.C.	32,186	3,516

22

UNITED STATES — (0.0%)
COMMON STOCKS — (0.0%)
*	Exergy, Inc. ADR	7,260	$—
# *	Peplin, Inc.	391,543	250,760

TOTAL — UNITED STATES			250,760

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $2,495,000 FNMA 5.00%, 06/01/22, valued at $2,302,499) to be repurchased at $2,267,555	$2,267	2,267,000

SECURITIES LENDING COLLATERAL — (27.5%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $123,084,754 FHLMC 5.004%(r), 12/01/35 & FNMA 5.451%(r), 08/01/36, valued at $102,000,001 ) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $156,592,984 FHLMC 5.000%, 02/01/37 & 6.500%, 11/01/37, valued at $147,521,669 ) to be repurchased at $144,667,414	144,629	144,629,087
@ Repurchase Agreement, Greenwich Capital Markets 3.16%, 03/03/08 (Collateralized by $155,712,694 FNMA, rates ranging from 5.500% to 6.000%, maturities ranging from 08/01/22 to 01/01/38, valued at $153,003,360 ) to be repurchased at $150,039,500	150,000	150,000,000
TOTAL SECURITIES LENDING COLLATERAL		394,629,087

TOTAL INVESTMENTS - (100.0%) (Cost $1,208,154,364) ##		$1,433,876,766

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$12,854,072
Level 2 – Other Significant Observable Inputs	1,421,022,694
Level 3 – Significant Unobservable Inputs	—
Total	$1,433,876,766

23

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (96.1%)
Consumer Discretionary — (15.2%)
	4imprint Group P.L.C.	96,735	$350,887
	Aegis Group P.L.C.	1,191,751	2,632,524
	Aga Foodservice Group P.L.C.	494,073	3,010,531
	Airea P.L.C.	22,000	8,061
	Alba P.L.C.	184,693	353,312
	Alexandra P.L.C.	124,343	216,991
	Alexon Group P.L.C.	183,490	357,613
#	Arena Leisure P.L.C.	1,411,547	1,440,726
	Avesco Group P.L.C.	44,438	81,998
	Avon Rubber P.L.C.	126,434	258,135
	Barratt Developments P.L.C.	24,509	198,290
	Bellway P.L.C.	320,033	5,037,277
#	Blacks Leisure Group P.L.C.	181,058	635,579
	Bloomsbury Publishing P.L.C.	281,545	907,550
	Bovis Homes Group P.L.C.	488,520	5,616,428
	BPP Holdings P.L.C.	222,896	2,382,132
	Caffyns P.L.C.	6,000	100,743
#	Carpetright P.L.C.	141,976	2,033,028
# *	Celtic P.L.C.	61,138	82,500
	Centaur Media P.L.C.	599,070	1,040,445
	Chime Communications P.L.C.	1,055,433	690,146
# *	Chrysalis Group P.L.C.	210,567	542,882
	Churchill China P.L.C.	30,000	183,449
	Clinton Cards P.L.C.	740,506	814,423
	Colefax Group P.L.C.	60,000	222,853
	Cosalt P.L.C.	82,921	567,024
	Creston P.L.C.	213,773	291,806
	Dawson Holdings P.L.C.	253,045	485,903
	Dignity P.L.C.	262,886	3,792,160
	DSG International P.L.C.	135,237	169,052
#	Emap P.L.C.	72,621	1,325,758
*	Entertainment Rights P.L.C.	2,258,940	513,676
	Euromoney Institutional Investor P.L.C.	360,841	2,545,166
	Findel P.L.C.	388,514	3,951,055
*	Forminster P.L.C.	43,333	3,229
#	French Connection Group P.L.C.	384,233	752,733
	Fuller Smith & Turner P.L.C.	132,742	1,516,828
	Future P.L.C.	1,363,027	835,626
*	Galiform P.L.C.	2,349,090	3,823,189
	Game Group P.L.C.	1,483,227	5,464,992
#	Games Workshop Group P.L.C.	104,823	451,089
*	Gaskell P.L.C.	36,000	1,788

1

	GCAP Media P.L.C.	688,164	$2,597,429
	Greene King P.L.C.	436,140	5,610,877
	Halfords Group P.L.C.	939,332	5,232,819
	Haynes Publishing Group P.L.C.	14,703	65,735
	Headlam Group P.L.C.	339,900	2,627,280
	Henry Boot P.L.C.	439,079	1,216,897
*	Highbury House Communications P.L.C.	439,166	—
#	HMV Group P.L.C.	1,674,118	4,185,869
	Holidaybreak P.L.C.	211,067	2,455,090
	Hornby P.L.C.	154,220	620,964
*	HR Owen P.L.C.	71,542	212,990
	Huntsworth P.L.C.	818,058	1,178,199
	Inchcape P.L.C.	46,859	362,079
	Informa P.L.C.	618,748	4,219,690
	J.D. Wetherspoon P.L.C.	552,111	3,347,776
	JJB Sports P.L.C.	949,037	2,292,374
	John David Group P.L.C.	126,388	949,096
	John Menzies P.L.C.	244,534	2,653,504
	Johnston Press P.L.C.	618,693	2,355,886
	Kesa Electricals P.L.C.	729,479	3,081,798
*	Lambert Howarth Group P.L.C.	43,203	—
	Land of Leather Holdings P.L.C.	194,670	266,305
	Laura Ashley Holdings P.L.C.	2,887,571	1,255,812
	Lookers P.L.C.	709,211	1,293,106
#	Luminar Group Holdings P.L.C.	268,448	1,866,016
	Mallett P.L.C.	46,337	132,073
	Manganese Bronze Holdings P.L.C.	68,818	720,877
	Marchpole Holdings P.L.C.	111,635	53,125
*	Mice Group P.L.C.	844,000	100,624
	Millennium and Copthorne Hotels P.L.C.	298,578	2,381,383
	Moss Bros Group P.L.C.	234,511	209,389
	Mothercare P.L.C.	333,825	2,746,759
	N Brown Group P.L.C.	1,002,689	4,956,319
	Next Fifteen Communications P.L.C.	25,000	29,595
*	Nord Anglia Education P.L.C.	130,842	719,241
*	Pace Micro Technology P.L.C.	769,447	1,395,144
*	Partridge Fine Arts P.L.C.	26,127	21,545
	Pendragon P.L.C.	2,285,154	1,521,955
#	Photo-Me International P.L.C.	1,340,534	897,550
	Pinewood Shepperton P.L.C.	187,350	794,593
*	Pittards P.L.C.	60,985	2,429
	Portmeirion Group P.L.C.	22,856	113,683
*	Pressac P.L.C.	78,129	1,164
	Redrow P.L.C.	644,914	3,897,780
*	Regent Inns P.L.C.	459,957	155,285
	Restaurant Group P.L.C.	753,607	2,153,568
	ScS Upholstery P.L.C.	127,472	128,974
*	Shellshock, Ltd.	850	1,077
	Signet Group P.L.C.	634,584	765,035
*	SMG P.L.C.	965,594	263,201
	Smiths News P.L.C.	635,227	1,271,200
*	Southampton Leisure Holdings P.L.C.	19,615	15,300
*	Sportech P.L.C.	339,293	549,964

2

	St Ives Group P.L.C.	448,949	$2,266,436
	St. Jame’s Place P.L.C.	217,717	1,140,489
*	Stylo P.L.C.	64,096	47,112
	Taylor Nelson Sofres P.L.C.	1,742,993	6,383,980
	Ted Baker P.L.C.	161,948	1,504,691
	The Berkeley Group Holdings P.L.C.	31,932	656,937
	The Character Group P.L.C.	97,314	230,927
	The Vitec Group P.L.C.	150,307	1,491,778
*	Tinopolis P.L.C.	175,752	104,724
	Topps Tiles P.L.C.	783,092	1,973,226
*	Torotrak P.L.C.	449,280	199,389
*	Tradus P.L.C.	70,899	2,520,686
	Trinity Mirror P.L.C.	492,324	2,766,409
	United Business Media P.L.C.	450,703	4,748,243
	UTV Media P.L.C.	217,432	1,096,147
	Wagon P.L.C.	237,979	149,110
*	Wembley P.L.C.	68,694	13,650
*	Westcity P.L.C.	96,111	51,390
	WH Smith P.L.C.	605,148	4,475,603
	Wilmington Group P.L.C.	356,207	1,412,772
#	Woolworths Group P.L.C.	5,587,422	1,189,167
Total Consumer Discretionary			166,058,866

Consumer Staples — (3.9%)
	Anglo-Eastern Plantations P.L.C.	111,453	1,401,714
	Barr (A.G.) P.L.C.	66,137	1,556,888
	Britvic P.L.C.	326,992	2,150,147
	Cranswick P.L.C.	179,621	1,935,160
	Dairy Crest Group P.L.C.	535,101	5,585,879
	Devro P.L.C.	623,198	1,001,895
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	44,668	3,828,779
	Marston’s P.L.C.	1,227,042	5,840,767
	Mcbride P.L.C.	935,102	1,741,744
	Nichols P.L.C.	66,550	302,408
	Northern Foods P.L.C.	2,096,761	3,741,192
	Premier Foods P.L.C.	1,158,622	2,101,268
	PZ Cussons P.L.C.	1,481,891	5,202,953
	R.E.A. Holdings P.L.C.	49,233	669,001
	Robert Wiseman Dairies P.L.C.	290,033	2,802,567
	Thorntons P.L.C.	313,060	1,003,764
	Uniq P.L.C.	463,373	1,214,758
	Young & Co.’s Brewery P.L.C.	40,000	419,787
	Young & Co.’s Brewery P.L.C. Series A	20,936	238,023
Total Consumer Staples			42,738,694

Energy — (8.4%)
	Abbot Group P.L.C.	896,741	6,878,840
	Anglo Pacific Group P.L.C.	395,642	1,204,012
*	Dana Petroleum P.L.C.	335,727	8,837,544
*	Emerald Energy P.L.C.	220,639	1,048,083
	Expro International Group P.L.C.	430,747	10,697,632

3

*	Fortune Oil P.L.C.	5,933,254	$844,729
	Hunting P.L.C.	477,489	7,306,568
	James Fisher & Sons P.L.C.	192,145	2,276,862
	JKX Oil and Gas P.L.C.	592,186	5,401,000
	John Wood Group P.L.C.	1,450,658	11,853,928
	KBC Advanced Technologies P.L.C.	163,011	145,113
	Lupus Capital P.L.C.	42,998	62,518
	Melrose Resources P.L.C.	388,991	2,805,753
*	Premier Oil P.L.C.	329,638	9,060,025
# *	Soco International P.L.C.	289,649	11,133,872
*	UK Coal P.L.C.	590,118	5,346,039
	Venture Production P.L.C.	455,259	6,480,897
Total Energy			91,383,415

Financials — (14.9%)
	A & J Mucklow Group P.L.C.	221,136	1,448,252
	Aberdeen Asset Management P.L.C.	2,541,237	6,722,878
	Amlin P.L.C.	770,080	4,209,298
	Arbuthnot Banking Group P.L.C.	67,329	567,731
*	Aries Insurance Services P.L.C.	62,500	—
	Beazley Group P.L.C.	1,039,113	3,316,857
#	Benfield Group, Ltd. P.L.C.	422,640	2,240,397
#	BlueBay Asset Management P.L.C.	51,042	303,445
	Brewin Dolphin Holdings P.L.C.	895,086	2,813,980
	Brit Insurance Holdings P.L.C.	1,298,779	5,967,709
	Brixton P.L.C.	626,766	4,047,192
	Capital & Regional P.L.C.	279,419	2,828,607
	Catlin Group, Ltd.	452,578	3,399,427
	Charles Stanley Group P.L.C.	127,317	586,294
	Chesnara P.L.C.	92,900	295,290
	Close Brothers Group P.L.C.	99,664	1,294,409
*	CLS Holdings P.L.C.	262,590	1,769,711
*	Cockleshell, Ltd.	6,528	7,279
	Collins Stewart P.L.C.	407,502	1,076,906
#	Daejan Holdings P.L.C.	43,621	2,942,064
#	Derwent London P.L.C.	340,203	9,622,316
	Development Securities P.L.C.	177,708	1,696,906
	DTZ Holdings P.L.C.	209,951	957,925
#	Erinaceous Group P.L.C.	465,172	27,676
	Evolution Group P.L.C.	1,152,902	2,651,810
#	F&C Asset Management P.L.C.	1,643,383	5,715,034
#	Grainger P.L.C.	436,048	3,431,881
	Great Portland Estates P.L.C.	614,931	6,071,538
*	Hampton Trust P.L.C.	232,050	—
	Hardy Underwriting Bermuda, Ltd.	138,704	730,369
	Helical Bar P.L.C.	414,939	3,010,213
#	Henderson Group P.L.C.	3,020,595	6,053,901
	Highway Insurance Holdings P.L.C.	844,999	1,262,138
	Hiscox, Ltd.	1,579,968	8,581,231
	IG Group Holdings P.L.C.	1,189,807	8,217,002
*	Industrial & Commercial Holdings P.L.C.	5,000	149
	Intermediate Capital Group P.L.C.	256,600	7,592,847

4

	International Personal Finance P.L.C.	346,786	$1,401,824
#	Jardine Lloyd Thompson Group P.L.C.	803,953	5,737,277
	Kiln, Ltd.	1,128,975	3,324,704
	Liontrust Asset Management P.L.C.	129,935	703,068
	London Scottish Bank P.L.C.	491,096	179,452
*	Marylebone Warwick Balfour Group P.L.C.	379,622	1,277,118
	McKay Securities P.L.C.	32,232	189,897
*	Minerva P.L.C.	601,226	1,560,519
*	Novae Group P.L.C.	1,151,130	791,419
	Panmure Gordon & Co. P.L.C.	15,272	22,283
#	Paragon Group of Cos. P.L.C.	15,320	33,851
	Park Group P.L.C.	291,600	106,868
*	Pices Property Services P.L.C.	62,500	—
*	Probus Estates P.L.C.	83,333	166
	Provident Financial P.L.C.	192,067	3,042,894
	Quintain Estates & Development P.L.C.	161,208	1,404,462
	Rathbone Brothers P.L.C.	163,220	3,121,514
	Rensburg Sheppards P.L.C.	174,975	2,115,489
	Rugby Estates P.L.C.	15,328	118,787
	S&U P.L.C.	21,140	174,193
	Savills P.L.C.	443,892	2,988,260
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	SFI Holdings, Ltd. Series A	26,713	—
	Shaftesbury P.L.C.	495,639	5,618,675
	Shore Capital Group P.L.C.	1,227,370	930,827
	ST Modwen Properties P.L.C.	496,506	4,779,616
*	Terence Chapman Group P.L.C.	62,500	394
	Town Centre Securities P.L.C.	206,327	1,201,753
	Tullett Prebon P.L.C.	268,743	2,679,637
	Unite Group P.L.C.	457,428	3,012,009
	Warner Estate Holdings P.L.C.	172,730	1,235,171
	Workspace Group P.L.C.	598,597	3,103,255
Total Financials			162,316,044

Health Care — (2.7%)
*	Acambis P.L.C.	372,178	862,387
*	Alizyme P.L.C.	660,805	517,632
*	Antisoma P.L.C.	1,755,079	963,759
*	Ark Therapeutics Group P.L.C.	654,350	954,681
# *	Axis-Shield P.L.C.	215,716	1,125,851
*	Biocompatibles International P.L.C.	150,111	442,979
*	Bioquell P.L.C.	90,893	362,892
*	BTG P.L.C.	489,797	862,465
	Care UK P.L.C.	205,547	1,777,848
*	Clinical Computing P.L.C.	46,666	2,666
	Consort Medical P.L.C.	114,539	1,304,870
	Corin Group P.L.C.	151,637	1,686,598
	Dechra Pharmaceuticals P.L.C.	204,340	1,573,428
*	Genetix Group P.L.C.	151,246	126,224
*	Genus P.L.C.	77,045	1,076,096
*	Global Health Partner P.L.C.	800	1,999

5

	Goldshield Group P.L.C.	123,034	$643,797
	Hikma Pharmaceuticals P.L.C.	339,719	3,338,494
	Nestor Healthcare Group P.L.C.	443,850	484,329
*	Osmetech P.L.C.	66,935	29,693
*	Oxford Biomedica P.L.C.	2,007,523	1,050,810
*	Phytopharm P.L.C.	104,349	50,415
*	Protherics P.L.C.	1,046,492	1,158,093
*	Provalis P.L.C.	796,584	4,749
# *	Skyepharma P.L.C.	2,745,363	693,211
	SSL International P.L.C.	766,671	7,402,448
*	Vectura Group P.L.C.	491,081	442,134
*	Vernalis P.L.C.	1,131,506	205,373
	William Ransom & Son P.L.C.	30,000	8,855
Total Health Care			29,154,776

Industrials — (34.9%)
*	AEA Technology P.L.C.	539,970	849,806
	Aggreko P.L.C.	1,030,134	11,956,622
	Air Partner P.L.C.	38,153	720,617
*	Airflow Streamline P.L.C.	20,500	23,830
	Alumasc Group P.L.C.	131,547	521,837
	Amec P.L.C.	734,710	11,207,521
	Arriva P.L.C.	611,646	8,235,290
	Ashtead Group P.L.C.	1,785,154	2,686,933
	Atkins WS P.L.C.	437,924	9,536,062
*	Autologic Holdings P.L.C.	96,590	126,354
# *	Avis Europe P.L.C.	3,154,308	1,683,103
	Babcock International Group P.L.C.	877,825	9,833,170
	Balfour Beatty P.L.C.	5,009	43,952
*	BB Holdings, Ltd.	8,709	48,128
	BBA Aviation P.L.C.	1,083,625	3,942,795
	Biffa P.L.C.	211,347	1,450,568
	Bodycote International P.L.C.	1,283,539	4,751,513
	Braemar Shipping Services P.L.C.	73,913	660,916
	Brammer P.L.C.	189,691	1,003,506
	BSS Group P.L.C.	503,242	3,605,246
	Business Post Group P.L.C.	204,928	1,307,585
*	C.H. Bailey P.L.C.	20,950	36,507
	Camellia P.L.C.	2,437	430,998
	Carillion P.L.C.	1,537,838	11,357,783
*	Carlisle Group, Ltd.	3,400	8,458
	Carr’s Milling Industries P.L.C.	35,330	374,738
#	Carter & Carter Group P.L.C.	122,848	201,386
	Castings P.L.C.	163,887	933,526
	Charles Taylor Consulting P.L.C.	143,225	821,059
*	Charter P.L.C.	626,781	10,216,916
	Chemring Group P.L.C.	132,581	6,431,272
	Chloride Group P.L.C.	1,054,622	3,747,368
	Christie Group P.L.C.	53,263	133,658
	Clarkson P.L.C.	54,733	940,163
	Communisis P.L.C.	577,296	801,822
	Cookson Group P.L.C.	804,036	9,463,465

6

*	Corporate Services Group P.L.C.	3,685,688	$153,424
*	Costain Group P.L.C.	1,306,155	554,981
*	Danka Business Systems P.L.C.	1,029,605	71,274
	Dart Group P.L.C.	296,000	158,598
	Davis Service Group P.L.C.	689,742	6,825,712
	De La Rue P.L.C.	621,139	11,111,961
	Dewhurst P.L.C.	9,000	39,522
	Domino Printing Sciences P.L.C.	449,538	2,720,261
*	easyJet P.L.C.	709,379	5,719,639
	Eleco P.L.C.	104,685	192,980
*	Eliza Tinsley Group P.L.C.	19,844	3,549
	Enodis P.L.C.	1,614,673	5,149,427
	Fenner P.L.C.	691,344	3,530,251
	FKI P.L.C.	2,265,782	3,258,189
#	Forth Ports P.L.C.	184,302	7,151,548
*	Fortress Holdings P.L.C.	120,728	6,597
	FW Thorpe P.L.C.	24,000	257,488
	Galliford Try P.L.C.	1,475,611	2,028,059
*	Garton Engineering P.L.C.	10,248	—
	Gibbs & Dandy P.L.C.	37,672	286,825
	Go-Ahead Group P.L.C.	175,345	6,233,863
	Hampson Industries P.L.C.	320,091	1,002,203
	Harvey Nash Group P.L.C.	261,144	258,049
	Havelock Europa P.L.C.	141,758	228,845
	Hays P.L.C.	221,415	476,026
#	Helphire P.L.C.	570,202	1,936,597
*	Heywood Williams Group P.L.C.	323,020	234,872
	Homeserve P.L.C.	234,574	9,173,189
	Hyder Consulting P.L.C.	159,637	1,343,530
	IMI P.L.C.	481,543	3,684,634
	Interserve P.L.C.	512,988	4,353,758
	Intertek Group P.L.C.	605,784	10,745,772
*	Invensys P.L.C.	1,601,463	8,100,860
	ITE Group P.L.C.	1,007,435	2,990,050
	J. Smart & Co. (Contractors) P.L.C.	22,500	268,251
	James Halstead P.L.C.	104,416	1,098,339
	Johnson Service Group P.L.C.	206,862	111,874
	Keller Group P.L.C.	285,825	3,367,167
	Kier Group P.L.C.	145,769	4,021,938
	Latchways P.L.C.	42,476	759,312
	Lavendon Group P.L.C.	157,181	1,148,610
	Lincat Group P.L.C.	14,452	157,803
	Low & Bonar P.L.C.	707,849	1,657,898
	Management Consulting Group P.L.C.	1,055,808	794,029
	Meggitt P.L.C.	42,528	234,492
	Metalrax Group P.L.C.	508,719	297,962
	Michael Page International P.L.C.	1,271,159	7,033,922
	Mitie Group P.L.C.	1,243,034	6,334,198
	MJ Gleeson Group P.L.C.	195,875	948,089
	Molins P.L.C.	82,233	221,178
	Morgan Crucible Co. P.L.C.	1,192,285	4,896,936
	Morgan Sindall P.L.C.	175,758	3,783,247

7

	Mouchel Group P.L.C.	437,972	$3,561,254
	MS International P.L.C.	71,500	259,614
	National Express Group P.L.C.	204,390	4,572,559
	Northgate P.L.C.	293,546	3,847,494
	OPD Group P.L.C.	102,094	365,721
	Parkwood Holdings P.L.C.	62,980	129,560
	PayPoint P.L.C.	53,251	638,184
*	Qinetiq P.L.C.	766,443	2,995,808
	Regus Group P.L.C.	3,802,559	6,361,800
*	Renold P.L.C.	270,995	444,207
	Ricardo P.L.C.	220,336	1,523,456
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	326,957	1,002,156
	ROK P.L.C.	633,380	1,377,819
	RPS Group P.L.C.	811,331	4,758,009
	Senior P.L.C.	1,671,692	3,280,609
	Serco Group P.L.C.	107,204	921,517
	Severfield-Rowen P.L.C.	354,372	2,189,281
	Shanks Group P.L.C.	1,014,008	4,596,316
	SIG P.L.C.	479,728	7,893,298
	Speedy Hire P.L.C.	183,252	2,866,144
	Spice P.L.C.	3,967	36,575
	Spirax-Sarco Engineering P.L.C.	313,271	5,823,672
	Spring Group P.L.C.	596,238	589,488
	Stagecoach Group P.L.C.	1,565,172	7,763,068
	Sthree P.L.C.	82,165	365,797
	T. Clarke P.L.C.	148,717	481,819
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	218,489	834,861
	TDG P.L.C.	326,296	1,596,115
*	The 600 Group P.L.C.	218,038	200,977
	The Weir Group P.L.C.	839,729	12,847,019
	Tomkins P.L.C.	1,354,458	4,541,243
*	Trafficmaster P.L.C.	553,279	457,233
	Travis Perkins P.L.C.	141,061	3,015,547
	Tribal Group P.L.C.	125,000	334,497
	Trifast P.L.C.	359,985	395,339
	Ultra Electronics Holdings P.L.C.	274,839	6,514,172
	Umeco P.L.C.	189,043	2,109,274
*	Volex Group P.L.C.	241,088	501,273
	Vp P.L.C.	172,286	1,076,033
	VT Group P.L.C.	696,523	9,151,276
	Waterman Group P.L.C.	108,139	343,329
	Whatman P.L.C.	520,176	2,756,219
	White Young Green P.L.C.	183,454	1,258,328
*	Whitecroft P.L.C.	105,000	—
*	Wilshaw Securities P.L.C.	198,409	15,277
	Wincanton P.L.C.	493,583	3,543,655
	WSP Group P.L.C.	270,216	2,903,975
	XP Power, Ltd.	73,546	409,381
Total Industrials			380,662,499

8

Information Technology — (11.5%)
	Abacus Group P.L.C.	285,469	$279,309
	Acal P.L.C.	104,729	338,390
*	Alterian P.L.C.	179,139	495,125
	Anite P.L.C.	1,273,342	1,083,353
*	ARC International P.L.C.	623,793	308,554
	ARM Holdings P.L.C.	2,730,857	4,883,102
*	Autonomy Corp. P.L.C.	741,371	13,790,379
	Aveva Group P.L.C.	283,341	5,527,223
	Axon Group P.L.C.	251,554	2,787,480
*	Blinkx P.L.C.	696,972	244,553
	CML Microsystems P.L.C.	18,361	28,954
	Computacenter P.L.C.	397,656	1,413,746
*	CSR P.L.C.	352,374	2,224,127
	Detica Group P.L.C.	485,719	2,389,331
	Dialight P.L.C.	111,362	325,796
#	Dimension Data Holdings P.L.C.	2,272,493	2,310,823
	Diploma P.L.C.	446,065	1,448,200
	E2V Technologies P.L.C.	254,720	1,226,057
	Electrocomponents P.L.C.	1,585,752	5,518,814
	Electronic Data Processing P.L.C.	55,200	61,251
*	Eurodis Electron P.L.C.	2,118,657	—
	Fidessa Group P.L.C.	134,098	2,461,789
*	Filtronic P.L.C.	338,741	1,154,074
	Financial Objects P.L.C.	17,000	15,011
*	Full Circle Future, Ltd.	135,600	—
	GB Group P.L.C.	415,333	271,050
*	Gresham Computing P.L.C.	204,631	245,902
	Halma P.L.C.	1,529,292	6,295,909
*	Imagination Technologies Group P.L.C.	908,378	1,716,671
	Innovation Group P.L.C.	2,537,718	1,621,122
*	Intec Telecom Systems P.L.C.	1,201,847	1,035,317
	Intelek P.L.C.	49,880	15,412
	Kewill Systems P.L.C.	309,597	522,413
	Kofax P.L.C.	325,477	1,215,618
	Laird Group P.L.C.	717,459	7,046,234
	LogicaCMG P.L.C.	2,298,306	4,221,661
	Macro 4 P.L.C.	68,736	162,387
	Micro Focus International P.L.C.	465,120	1,847,996
	Microgen P.L.C.	404,360	360,845
	Misys P.L.C.	2,039,600	6,006,493
*	Monitise P.L.C.	450,565	87,662
	Morse P.L.C.	367,208	397,088
*	nCipher P.L.C.	110,961	376,243
	Netstore P.L.C.	143,737	65,312
	Northgate Information Solutions P.L.C.	2,006,015	3,746,572
	Oxford Instruments P.L.C.	194,358	734,463
*	Parity Group P.L.C.	7,621	6,115
	Phoenix IT Group, Ltd.	178,926	932,284
*	Plasmon P.L.C.	259,985	55,388
	Premier Farnell P.L.C.	1,419,676	4,196,852

9

	Psion P.L.C.	513,902	$1,065,872
	Raymarine P.L.C.	289,080	1,557,487
	Renishaw P.L.C.	222,795	3,061,376
	RM P.L.C.	369,199	1,595,857
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	362,996	7,113,856
*	SCI Entertainment Group P.L.C.	286,579	221,545
*	Scipher P.L.C.	34,563	773
*	SDL P.L.C.	279,025	1,590,849
	Spectris P.L.C.	499,879	7,757,387
*	Spirent Communications P.L.C.	3,268,201	3,753,813
	TT electronics P.L.C.	543,437	1,014,614
	Vislink P.L.C.	588,460	618,501
*	Wolfson Microelectronics P.L.C.	453,006	1,226,159
	Xaar P.L.C.	220,887	692,027
	Zetex P.L.C.	324,690	342,182
Total Information Technology			125,110,748

Materials — (3.3%)
*	Amberley Group P.L.C.	125,000	21,423
*	API Group P.L.C.	103,483	44,015
	British Polythene Industries P.L.C.	102,332	563,072
	Carclo P.L.C.	214,230	367,853
	Chamberlin P.L.C.	18,000	69,347
*	Coral Products P.L.C.	50,000	8,942
	Croda International P.L.C.	498,679	5,969,603
	Delta P.L.C.	500,743	1,027,172
	DS Smith P.L.C.	1,637,788	5,128,627
	Dyson Group P.L.C.	127,757	302,275
	Elementis P.L.C.	1,911,621	2,910,877
	Ennstone P.L.C.	1,940,949	1,144,207
	Filtrona P.L.C.	724,553	2,713,423
	Foseco P.L.C.	145,540	834,376
	Hill & Smith Holdings P.L.C.	280,223	1,829,247
	Inmarsat P.L.C.	48,827	476,878
*	Inveresk P.L.C.	125,000	22,407
	Macfarlane Group P.L.C.	378,287	191,621
	Marshalls P.L.C.	670,307	3,538,373
	Opsec Security Group P.L.C.	117,822	126,287
	Porvair P.L.C.	158,128	326,052
	RPC Group P.L.C.	402,719	1,588,415
*	Scapa Group P.L.C.	456,918	267,348
	Treatt P.L.C.	14,957	72,973
	Victrex P.L.C.	314,861	4,638,672
	Yule Catto & Co. P.L.C.	540,291	1,818,251
	Zotefoams P.L.C.	96,852	193,677
Total Materials			36,195,413

Telecommunication Services — (0.7%)
*	Colt Telecom Group SA	922,827	3,001,019
	Kcom Group P.L.C.	1,880,740	1,623,461

10

*	Redstone P.L.C.	125,910	$145,373
	Telecom Plus P.L.C.	294,204	1,369,331
*	THUS Group P.L.C.	600,824	1,401,052
# *	Vanco P.L.C.	232,704	383,537
	Total Telecommunication Services		7,923,773

	Utilities — (0.6%)
	Dee Valley Group P.L.C.	12,109	240,310
	Hydro International P.L.C.	27,669	94,643
	Northumbrian Water Group P.L.C.	927,166	6,425,847
	Pennon Group P.L.C.	24,633	311,888
	Total Utilities		7,072,688

	TOTAL COMMON STOCKS		1,048,616,916

	PREFERRED STOCKS — (0.0%)
	Consumer Staples — (0.0%)
	Rea Holdings P.L.C.	1,474	3,236

	RIGHTS/WARRANTS — (0.0%)
*	Phytopharm P.L.C. Sub Shares Rights 03/20/08	73,044	3,266
*	SFI Holdings, Ltd. Litigation Certificate	26,713	—
*	Ultraframe Litigation Notes	319,285	—
	TOTAL RIGHTS/WARRANTS		3,266

		Face Amount	Value †
		(000)
	TEMPORARY CASH INVESTMENTS — (0.1%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $705,000 FNMA 5.15%(r), 09/01/37, valued at $462,984) to be repurchased at $681,167	$681	681,000

	SECURITIES LENDING COLLATERAL — (3.8%)
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $68,964,952 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 09/01/21 to 12/01/37; FNMA 5.786%(r), 01/01/17 & 6.478%(r), 08/01/27; & GNMA 7.000%, 09/15/36 to 11/15/37, valued at $42,546,202) to be repurchased at $41,723,016	41,712	41,711,962

	TOTAL INVESTMENTS - (100.0%)
	(Cost $883,865,314) ##		$1,091,016,380

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,623,563
Level 2 – Other Significant Observable Inputs	1,087,392,817
Level 3 – Significant Unobservable Inputs	—
Total	$1,091,016,380

11

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.2%)
COMMON STOCKS — (2.2%)
	Agrana Beteiligungs AG	17,295	$1,893,241
	Andritz AG	107,548	6,019,739
	Austria Email AG	715	5,304
* #	Austrian Airlines AG	133,921	1,045,645
	BKS Bank AG	520	89,601
* #	BWIN Interactive Entertainment AG	81,529	2,440,824
	BWT AG	28,425	1,317,231
*	CA Immobilien Anlagen AG	134,542	2,953,363
*	Christ Water Techology AG	24,819	430,681
	Constantia Packaging AG	35,136	2,580,505
*	Conwert Immobilien Invest AG	48,984	786,170
	Eybl International AG	3,191	33,062
	Flughafen Wien AG	41,141	4,704,226
	Frauenthal Holding AG	12,084	334,312
*	Intercell AG	101,691	3,869,964
*	Josef Manner & Co. AG	870	69,341
	Lenzing AG	5,108	2,801,514
	Mayr-Melnhof Karton AG	27,096	2,757,358
	Oberbank AG	12,269	2,699,445
	Palfinger AG	47,348	1,595,476
*	RHI AG	96,015	3,895,943
	Rosenbauer International AG	11,816	535,193
*	S&T System Integration & Technology Distribution AG	6,404	361,452
	Schoeller-Bleckmann Oilfield Equipment AG	33,158	2,912,344
*	Sparkassen Immobilien AG	58,185	615,271
	UBM Realitaetenentwicklung AG	1,440	109,769
#	Uniqa Versicherungen AG	172,834	4,437,270
	Wolford AG	8,054	339,360
*	Zumtobel AG	17,468	494,576

TOTAL — AUSTRIA			52,128,180

BELGIUM — (3.5%)
COMMON STOCKS — (3.5%)
*	Abfin SA	2,560	—
	Ackermans & Van Haaren	84,298	8,650,111
	Agfa Gevaert NV	216,285	2,086,543
	Banque Nationale de Belgique	980	4,347,064
	Barco NV	54,729	3,971,947
	Bekaert SA	58,440	7,696,667
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	266,244
	Cofinimmo SA	3,921	804,179
*	Compagnie du Bois Sauvage SA	87	29
#	Compagnie d’Entreprises CFE	41,600	3,826,840

1

	Compagnie Immobiliere de Belgique SA	10,849	$627,220
	Compagnie Maritime Belge SA	63,197	4,693,770
#	Deceuninck NV	63,700	1,343,233
	Dolmen Computer Applications NV	18,960	406,707
	D’Ieteren NV SA	13,235	4,686,760
#	Duvel Moorgat SA	9,169	611,167
	Econocom Group SA	67,440	754,812
#	Elia System Operator SA NV	115,749	5,089,692
#	Euronav SA	89,385	3,460,718
	EVS Broadcast Equipment SA	5,500	565,339
	Exmar NV	78,816	1,999,618
	Floridienne SA	2,033	356,461
*	Henex	7,487	505,802
*	ICOS Vision Systems NV	35,433	1,909,137
	Image Recognition Integrated Systems (I.R.I.S.)	6,471	485,056
* #	Innogenetics NV	75,886	521,452
*	Integrated Production & Test Engineering NV	9,275	132,867
* #	International Brachtherapy SA	35,773	203,110
*	Ion Beam Application	69,021	1,479,142
	Jensen-Group NV	14,485	191,121
	Kinepolis	16,788	724,949
	Lotus Bakeries SA	1,401	489,654
#	Melexis NV	88,696	1,440,409
#	Omega Pharma SA	85,933	4,078,563
* #	Option NV	114,120	930,084
	Picanol	16,620	382,780
#	Recticel SA	52,387	729,600
*	Resilux	4,095	216,348
	Rosier SA	655	306,702
	Roularta Media Group NV	17,839	1,256,820
	Sapec SA	3,635	589,643
*	SAPEC SA	75	267
	Sioen Industries NV	52,140	723,704
	Sipef NV	2,481	1,685,370
*	Spector Photo Group SA	81,828	132,085
*	Systemat-Datarelay SA	26,232	200,992
*	Telenet Group Holding NV	45,892	974,660
	Ter Beke NV	2,281	181,668
	Tessenderlo Chemie NV	92,963	4,129,584
	Unibra SA	1,600	242,464
	Van De Velde NV	28,456	1,387,958
	VPK Packaging Group SA	13,446	686,114
	Warehouses De Pauw SCA	5,753	394,313
* #	Zenitel VVPR	28,851	83,811
TOTAL COMMON STOCKS			83,641,350

RIGHTS/WARRANTS — (0.0%)
*	Carrieres Unies Porphyre SA Coupons	45	—
*	Zenitel VVPR Contingent Rights	8,654	131
TOTAL RIGHTS/WARRANTS			131

TOTAL — BELGIUM			83,641,481

2

DENMARK — (2.7%)
COMMON STOCKS — (2.7%)
* #	Aarhus Lokalbank A.S.	8,030	$277,178
*	Aktieselskabet Ringkjoebing Bank A.S.	5,665	557,430
#	Aktieselskabet Roskilde Bank A.S.	32,685	1,728,465
#	Aktieselskabet Skjern Bank A.S.	3,276	303,546
	Alk-Abello A.S.	14,295	1,590,158
*	Alm. Brand A.S.	28,360	1,592,223
	Amagerbanken A.S.	32,195	1,248,072
	Ambu A.S.	22,100	364,790
	Arkil Holdings A.S. Series B	780	173,489
#	Auriga Industries A.S. Series B	35,850	798,141
#	Bang & Olufsen Holding A.S. Series B	31,337	2,113,818
* #	Bavarian Nordic A.S.	17,626	1,002,392
#	Biomar Holding A.S.	22,198	817,924
#	BoConcept Holding A.S.	5,650	381,123
	Bonusbanken A.S.	69,455	372,493
*	Brodrene Hartmann A.S. Series B	5,865	152,910
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	189,944
* #	Capinordic A.S.	216,300	677,381
	D/S Norden A.S.	12,775	1,392,389
	Dalhoff, Larson & Horneman A.S. Series B	32,000	503,534
*	Danionics A.S. Series A	32,000	69,149
* #	Dantherm Holding A.S.	13,100	321,666
#	Danware A.S.	7,085	103,065
	DFDS A.S.	11,910	1,705,356
	DiBa Bank A.S.	11,660	711,465
#	Djursland Bank A.S.	4,485	685,581
	East Asiatic Co., Ltd. A.S.	50,573	3,946,837
*	EDB Gruppen A.S.	5,780	158,429
	F.E. Bording A.S.	600	83,866
#	Fionia Bank A.S.	6,516	1,734,546
#	Fluegger A.S. Series B	4,198	435,523
#	Forstaedernes Bank A.S.	65,613	1,677,857
*	GPV Industi A.S.	2,200	93,694
*	Gronlandsbanken	768	113,798
	H&H International A.S. Series B	1,920	490,350
	Harboes Bryggeri A.S.	10,250	258,947
	Hedegaard A.S.	1,560	141,566
*	Hojgaard Holding A.S. Series B	2,750	97,468
#	IC Companys A.S.	33,305	1,344,155
*	Incentive A.S.	3,575	13,478
	ITH Industri Invest A.S.	72,000	147,853
	Lan & Spar Bank S.A.	5,150	442,300
*	Lastas A.S. Series B	11,200	362,684
	Lollands Bank A.S.	750	55,874
* #	Maconomy Corp. A.S.	63,000	255,291
#	Mols-Linien A.S.	5,700	1,045,349
* #	NeuroSearch A.S.	43,254	2,689,565
	NKT Holding A.S.	44,540	3,313,696
	Nordjyske Bank A.S.	17,600	529,838
#	Norresundby Bank A.S.	735	544,693
	Ostjydsk Bank A.S.	2,554	458,884
* #	Parken Sport & Entertainment A.S.	8,474	2,035,515
	Per Aarsleff A.S. Series B	6,145	948,500
*	Pharmexa A.S.	142,740	115,780

3

#	Ringkjoebing Landbobank Aktieselskab	15,330	$2,113,804
	Roblon A.S. Series B	540	101,855
#	Royal Unibrew A.S.	12,690	1,445,003
*	RTX Telecom A.S.	14,000	107,621
	Salling Bank A.S.	910	164,950
	Sanistal A.S. Series B	4,436	456,005
#	Satair A.S.	8,525	465,611
#	Schouw & Co.	25,435	2,117,531
	SimCorp A.S.	16,940	3,483,463
	Sjaelso Gruppen A.S.	68,030	1,700,575
	SKAKO Industries A.S.	5,130	167,564
#	Skandinavian Brake Systems A.S.	1,925	103,717
	Sondagsavisen A.S.	36,665	204,606
	Spar Nord Bank A.S.	118,769	2,529,103
	Sparbank	10,930	641,210
#	Sparekassen Faaborg A.S.	2,027	751,974
	Sydbank A.S.	61,411	2,224,776
	Thrane & Thrane A.S.	8,858	536,878
#	Tivoli A.S.	997	764,716
*	TK Development A.S.	91,456	1,195,179
* #	TopoTarget A.S.	151,600	365,575
	Vestfyns Bank A.S.	680	127,128
	Vestjysk Bank A.S.	29,755	1,215,835

TOTAL — DENMARK			66,354,697

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
	Alandsbanken AB Series B	18,190	759,164
*	Aldata Solutions Oyj	194,535	336,256
#	Alma Media	286,800	4,345,534
	Amanda Capital Oyj	67,120	389,168
#	Amer Sports Oyj Series A	316,440	6,609,544
	Aspo Oyj	70,175	696,507
	BasWare Oyj	34,550	413,458
*	Biohit Oyj	7,900	19,915
*	Biotie Therapies Corp.	265,590	322,190
* #	Cargotec Oyj Series B	52,371	2,586,472
#	Componenta Oyj	34,400	446,048
#	Comptel P.L.C.	334,565	728,721
	Cramo Oyj	107,300	2,503,532
#	Efore Oyj	129,540	195,075
#	Elcoteq SE	66,810	401,716
	Elektrobit Corp.	401,120	989,344
	Etteplan Oyj	62,600	470,253
#	Finnair Oyj	164,950	2,022,170
#	Finnlines Oyj	110,260	2,271,396
	Fiskars Oyj Abp Series A	185,921	3,651,890
#	F-Secure Oyj	447,078	1,688,062
*	GeoSentric Oyj	225,900	27,461
	Glaston Oyj Abp	131,940	633,833
#	HKScan Oyj Series A	74,560	941,079
*	Honkarakenne Oyj Series B	7,507	55,050
	Huhtamaki Oyj	348,750	3,643,976
	Ilkka-Yhtyma Oyj	35,460	617,206

4

	Ixonos P.L.C.	26,100	$184,772
	Julius Tallberg-Kiinteistoet Oyj Series B	27,000	111,572
	KCI Konecranes Oyj	251,100	9,116,836
	Kemira Oyj	256,300	3,818,715
	Laennen Tehtaat Oyj	18,920	415,555
	Lassila & Tikanoja Oyj	121,476	3,420,092
	Lemminkainen Oyj	52,700	2,849,373
	Martela Oyj	1,060	13,548
#	M-Real Oyj Series B	775,393	2,617,961
	Neomarkka Oyj	16,652	217,478
	Nokian Renkaat Oyj	377,280	15,511,074
	Nordic Aluminium Oyj	10,440	436,014
*	Okmetic Oyj	54,904	205,223
	OKO Bank P.L.C. Class A	229,968	4,015,317
#	Olvi Oyj Series A	32,290	1,173,672
	Oriola-KD Oyj Class A	26,000	111,697
	Oriola-KD Oyj Class B	16,000	68,211
	Orion Oyj Series A	78,642	1,702,030
	Orion Oyj Series B	251,321	5,369,255
	PKC Group Oyj	48,390	523,980
	Ponsse Oyj	82,280	1,807,228
	Poyry Oyj	186,140	4,570,329
#	Raisio P.L.C.	476,433	1,059,634
	Ramirent Oyj	308,660	5,343,867
	Rapala VMC Oyj	116,640	925,871
	Raute Oyj Series A	10,390	225,383
#	Rocla Oyj	12,300	186,230
	Scanfil Oyj	123,479	370,263
	Sponda Oyj	159,511	2,053,449
*	SSH Communications Oyj	88,050	206,769
	Stockmann Oyj Abp Series A	45,225	2,124,706
	Stockmann Oyj Abp Series B	102,904	4,684,370
*	Stonesoft Oyj	107,212	42,160
#	Suominen Oyj	17,955	47,716
	SYSOPENDIGIA P.L.C.	55,020	262,976
	Talentum Oyj	133,500	590,332
	Tecnomen Oyj	196,570	326,333
#	Teleste Oyi	53,559	574,609
	TietoEnator Oyj	285,929	5,367,248
	Tiimari P.L.C.	18,880	120,041
* #	Trainers’ House P.L.C.	107,200	201,155
	Tulikivi Oyj	79,440	185,560
	Turkistuottajat Oyj	8,490	111,678
#	Uponor Oyj Series A	212,400	5,547,703
	Vacon Oyj	44,337	1,782,719
#	Vaisala Oyj Series A	40,300	1,749,092
	Viking Line AB	10,710	617,190
	YIT Oyj	151,498	3,763,634

TOTAL — FINLAND			134,495,640

FRANCE — (10.5%)
COMMON STOCKS — (10.5%)
*	Actielec Technologies	26,862	97,224
	Akka Technologies SA	5,500	95,926

5

	Ales Groupe SA	33,613	$938,935
*	Alten	62,436	1,958,384
* #	Altran Technologies SA	322,216	2,375,445
	April Group SA	72,959	4,609,055
* #	Archos	22,331	340,431
*	Arkema	29,980	1,705,061
#	Assystem	47,658	667,434
*	Atos Origin SA	54,918	2,959,374
	Aubay	28,405	242,742
	Audika SA	22,509	988,442
*	Avanquest Software	19,360	184,348
*	Axorys SA	11,700	12,789
* #	Baccarat SA	1,090	437,434
	Banque Tarneaud SA	1,430	281,614
	Beneteau SA	182,095	4,553,340
*	Bigben Interactive	7,762	56,425
	bioMerieux	14,590	1,667,184
	Boiron SA	22,509	538,145
	Boizel Chanoine Champagne SA	6,304	766,429
	Bonduelle SCA	13,165	1,579,487
	Bongrain SA	15,098	1,664,077
#	Bourbon SA	151,879	8,692,363
*	Bull SA	298,028	1,301,652
	Burelle SA	4,030	832,881
#	Cafom SA	5,092	143,307
#	Canal Plus SA	280,788	2,929,415
	Carbone Lorraine SA	56,469	2,348,607
	CBo Territoria	28,320	148,633
#	Cegedim SA	11,509	952,814
	Cegid Group	22,866	884,016
*	Cesar SA	14,219	64,431
#	Clarins SA	44,302	3,109,545
* #	Club Mediterranee SA	46,578	2,186,953
	Compagnie Industrielle et Financiere D’Entreprises	300	110,881
*	Compagnie International Andre Trigano SA	983	88,706
*	CS Communication & Systemes	7,938	257,109
	Cybergun	6,818	58,569
	Damartex SA	22,900	638,765
*	Dane-Elec Memory SA	65,202	128,241
	Delachaux SA	28,440	2,281,585
* #	Derichebourg	627,328	4,737,451
*	Dollfus Mieg & Cie SA	54,239	90,948
*	Dynaction SA	10,660	124,762
#	Electricite de Strasbourg	23,384	4,432,114
	Esso Ste Anonyme Francaise	7,498	1,738,276
#	Establissements Maurel et Prom	304,876	5,860,371
	Etam Developpement SA	23,815	838,436
* #	Euro Disney S.C.A.	49,814	564,520
*	Exel Industries SA	5,582	764,693
	Explosifs et de Produits Chimiques	524	321,038
* #	Faurecia SA	60,033	3,067,147
#	Fimalac SA	23,546	1,352,575
	Finuchem SA	18,510	246,635
	Fleury Michon SA	4,694	277,435
	Francois Freres (Tonnellerie) SA	3,839	215,798

6

	Gascogne SA	7,112	$672,293
	Gaumont SA	14,607	1,303,195
* #	GECI International	63,334	346,532
*	Geci International I07 Shares	10,786	5,240
	Geodis SA	17,364	2,245,370
	Gevelot SA	3,584	309,048
	GFI Informatique SA	126,539	838,736
*	Gifi	7,579	630,174
	Ginger (Groupe Ingenierie Europe)	10,357	219,259
	GL Events	38,586	1,922,672
	GPe Pizzorno	5,200	135,258
	Grands Moulins de Strasbourg	110	83,266
*	Groupe Ares	21,994	76,541
#	Groupe Crit	24,673	684,059
	Groupe Flo SA	22,019	234,346
* #	Groupe Go Sport SA	2,740	203,867
	Groupe Guillin SA	1,200	94,731
*	Groupe Open	27,590	469,855
#	Groupe Steria SCA	51,952	1,549,454
	Guerbet SA	5,997	969,927
	Guyenne et Gascogne SA	26,000	3,803,256
#	Haulotte Group SA	57,491	1,211,724
#	Havas SA	1,200,777	5,581,909
	Idsud	2,227	125,960
	IMS International Metal Service SA	51,946	1,911,751
* #	Infogrames Entertainment SA	2,249,212	512,193
#	Ingenico SA	87,639	2,319,123
*	Ipsen SA	15,549	941,320
	Ipsos SA	80,658	2,284,254
	Lafuma SA	6,384	344,929
	Laurent-Perrier	12,172	1,836,448
#	Lectra	85,992	534,712
	Lisi SA	16,534	1,519,152
* #	LVL Medical Groupe SA	24,346	682,024
	M6 Metropole Television	59,022	1,391,353
	Maisons Franc	12,826	644,850
	Manitou BF SA	48,280	1,608,339
	Manutan International SA	13,920	1,057,633
	MGI Coutier SA	2,753	94,115
*	MoneyLine SA	11	—
	Montupet SA	32,450	442,342
	Mr. Bricolage SA	23,846	598,754
#	Naturex	6,954	271,995
	Neopost SA	5,221	541,931
	Nexans SA	79,436	8,672,815
	Nexity	82,640	3,443,843
	Norbert Dentressangle	12,697	1,065,778
#	NRJ Group	177,024	1,754,877
	Oberthur Card Systems SA	125,527	946,892
*	Oeneo	102,487	285,949
	Orco Property Group	23,394	2,384,568
*	Orpea	100,822	6,257,729
* #	Osiatis	1,400	8,019
	Paris Orleans et Cie SA	2,660	103,769
	Passat SA	8,835	53,535

7

	Pierre & Vacances	16,031	$1,670,844
	Plastic Omnium SA	30,846	1,379,511
	Plastivaloire SA	4,552	138,177
	PSB Industries SA	8,438	377,744
	Radiall SA	5,387	646,294
	Rallye SA	79,415	4,680,626
*	Recylex SA	35,449	795,513
	Remy Cointreau SA	75,348	4,733,899
*	Rhodia SA	201,262	4,996,336
	Robertet SA	3,167	408,613
*	Rodriguez Group SA	27,733	632,501
	Rougier SA	6,120	568,237
#	Rubis SA	31,132	2,655,121
*	S.T. Dupont SA	39,440	16,653
	Sabeton SA	13,500	266,985
	Saft Groupe SA	42,516	1,739,850
	SAMSE SA	8,800	951,465
	SCOR SE	276,843	6,267,373
	SEB SA	29,333	5,085,818
	Sechilienne SA	52,820	3,653,234
	Securidev SA	2,500	88,622
	Signaux Girod SA	894	100,425
*	Smoby SA	1,172	49,819
	Societe BIC SA	87,318	5,520,981
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	4,130,701
	Societe Immobiliere de Location pour l’Industrie et le Commerce	8,586	1,159,063
#	Societe Industrielle D’Aviations Latecoere SA	21,731	499,901
	Societe Marseillaise du Tunnel Prado Carenage	11,588	513,138
	Societe Pour l’Informatique Industrielle SA	40,908	290,561
* #	Soitec SA	231,215	1,432,239
*	Solving International SA	13,265	66,195
	Somfy SA	22,500	5,092,367
	Sopra Group SA	23,668	1,640,004
	Sperian Protection	18,169	1,746,454
	Spir Communication SA	7,977	699,402
#	Stallergenes SA	33,674	2,198,134
	STEF-TFE	29,698	1,957,195
	Sucriere de Pithiviers Le Vieil	1,825	1,479,972
*	Sylis SA	23,228	104,237
#	Synergie SA	33,924	905,220
	Teleperformance SA	132,531	4,184,042
	Tessi SA	5,050	237,467
* #	Theolia SA	88,858	2,409,961
*	Thomson	36,984	284,106
	Tipiak SA	518	58,061
	Toupargel Groupe	21,016	685,589
#	Trigano SA	59,181	2,326,108
*	UbiSoft Entertainment SA	100,941	8,483,831
#	Union Financiere de France Banque SA	16,369	968,760
	Valeo SA	86,119	3,257,272
*	Valtech	295,958	187,546
	Viel et Compagnie	162,852	948,383
	Vilmorin et Cie SA	19,383	3,267,338
	Virbac SA	16,735	1,556,802
	VM Materiaux SA	6,521	627,129

8

	Vranken Pommery Monopole	9,879	$801,779
	Zodiac SA	109,073	5,675,611
TOTAL COMMON STOCKS			256,041,270

RIGHTS/WARRANTS — (0.0%)
*	Akka Technologies SA Rights	5,500	84
*	Ales Groupe SA Warrants 03/23/09	316	2,926
*	Bigben Interactive Warrants 12/31/08	2,100	988
*	Cybergun Warrants Series A 01/31/08	1,136	310
*	Cybergun Warrants Series B 07/15/10	1,136	52
*	Groupe Ares Warrants 12/18/08	4,713	10,733
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Groupe Steria SCA Rights 11/28/07	50,742	7,703
*	Infogrames Entertainment SA Warrants 12/31/09	77,830	9,453
TOTAL RIGHTS/WARRANTS			32,249

TOTAL — FRANCE			256,073,519

GERMANY — (13.2%)
COMMON STOCKS — (13.2%)
*	313 Music JWP AG	20,515	31,755
*	3U Holding AG	117,766	110,547
	A.S. Creation Tapeton AG	6,853	352,774
* #	AAP Implantate AG	47,250	154,123
#	Aareal Bank AG	119,547	4,065,893
	ADCapital AG	33,040	587,852
* #	Adlink Internet Media AG	71,772	1,698,133
* #	ADVA AG Optical Networking	96,672	287,653
	Agrob AG	5,800	123,430
*	Aixtron AG	266,763	3,531,283
*	Allbecon AG	21,017	220,952
	Altana AG	199,681	4,651,373
	Amadeus Fire AG	16,192	330,849
	Andreae-Noris Zahn AG	27,200	1,491,883
*	Artnet AG	16,292	242,040
*	Augusta Technologie AG	27,184	619,783
#	AWD Holding AG	99,539	4,506,704
	Baader Wertpapierhandelsbank AG	142,376	903,380
* #	Balda AG	155,088	1,388,879
*	Basler AG	8,861	94,480
#	Beate Uhse AG	56,241	113,558
	Bechtle AG	40,189	1,213,088
	Bertrandt AG	23,282	855,559
*	Beta Systems Software AG	8,550	71,925
	BHS Tabletop AG	2,800	56,239
	Bilfinger Berger AG	134,277	10,660,464
*	Biolitec AG	26,843	440,576
	Biotest AG	22,203	1,128,448
* #	BKN International AG	35,508	156,480
* #	BMP AG	50,479	127,723
	Boewe Systec AG	15,333	527,766
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	437,696
*	Business Media China AG	15,212	445,325
*	CEAG AG	20,670	273,015

9

	Cenit AG	18,394	$190,082
* #	CENTROTEC Sustainable AG	42,280	736,158
#	Cewe Color Holding AG	13,917	490,420
* #	ComBOTS AG	58,253	895,424
	Comdirect Bank AG	135,842	1,673,319
	Computerlinks AG	16,965	316,547
*	Condomi AG	1,800	—
#	Conergy AG	94,598	2,071,636
	CTS Eventim AG	53,393	2,089,857
	Curanum AG	83,165	772,444
*	D. Logistics AG	113,203	237,461
*	D+S europe AG	77,965	1,121,533
#	DAB Bank AG	133,926	1,173,065
	Data Modul AG	10,414	253,022
*	DEAG Deutsche Entertainment AG	51,845	130,808
#	Deutsche Euroshop AG	87,386	3,343,317
*	Deutsche Steinzeug Cremer & Breuer AG	23,889	46,669
	Deutsche Wohnen AG	69,977	2,310,700
* #	Deutz AG	257,064	2,686,325
	Dierig Holding AG	10,500	121,375
#	Douglas Holding AG	103,337	5,483,775
#	Dr. Hoenle AG	14,858	203,018
*	Drillisch AG	92,184	665,967
* #	Duerr AG	38,845	1,439,226
	DVB Bank AG	15,627	6,636,513
*	Easy Software AG	13,167	87,273
	Eckert and Ziegler AG	6,103	87,815
	Elexis AG	32,938	797,220
* #	Elmos Semiconductor AG	34,592	279,910
#	ElreingKlinger AG	6,000	625,392
* #	EM. Sports Media AG	160,173	681,391
	Energiekontor AG	38,401	202,618
	Epcos AG	233,608	3,278,929
	Erlus AG	297	159,993
* #	Escada AG	40,309	786,126
	Euwax AG	18,514	1,418,018
* #	Evotec AG	196,039	553,929
	Fielmann AG	58,362	3,436,084
* #	FJA AG	77,417	265,004
	Fortec Elektronik AG	7,433	67,624
#	Freenet AG	231,964	4,450,352
	Fuchs Petrolub AG	30,747	2,769,187
	GBWAG Bayerische Wohnungs AG	20,298	505,370
	Gerry Weber International AG	49,579	1,537,420
	Gesco AG	9,455	630,297
	GFK AG	77,709	3,075,491
* #	GFT Technologies AG	66,050	285,158
* #	GPC Biotech AG	106,084	394,708
*	Grammer AG	831	22,801
	Grenkeleasing AG	32,424	1,177,114
	Grundstuecks & Baugesellschaft AG	3,567	327,335
	Hamborner AG	63,000	832,570
*	Hansa Group AG	146,815	333,488
	Hawesko Holding AG	20,044	590,229
	Heidelberger Druckmaschinen AG	158,748	3,877,019

10

*	Hoeft & Wessel AG	20,622	$134,007
	Hyrican Informations Systeme AG	11,943	215,228
*	IFA Hotel & Touristik AG	7,000	89,287
* #	IKB Deutsche Industriebank AG	21,843	189,561
	Indus Holding AG	41,345	1,298,243
	Innovation in Traffic Systems AG	23,949	268,999
*	Integralis AG	34,269	260,028
	INTERSEROH AG	22,803	1,727,074
* #	Intershop Communications AG	58,426	261,294
#	Isra Vision Systems AG	10,917	176,775
	IVG Immobilien AG	16,201	568,068
* #	IVU Traffic Technologies AG	40,338	64,288
* #	Jenoptik AG	157,826	1,153,304
	K&S AG	7,406	2,154,944
*	Kampa AG	28,404	167,106
	KERAMAG Keramische Werke AG	13,000	1,397,550
	Kontron AG	181,781	2,842,389
	Krones AG	69,935	5,408,574
	KSB AG	4,521	3,096,682
*	Kuka AG	85,711	2,761,203
	KWS Saat AG	24,461	5,382,933
	Lanxess AG	83,556	3,185,578
	Leifheit AG	12,500	259,029
	Leoni AG	115,861	4,823,232
*	Loewe AG	25,187	423,848
#	LPKF Laser & Electronics AG	28,874	180,777
	MasterFlex AG	10,531	258,709
*	Maxdata Computer AG	32,897	81,905
*	Mediclin AG	79,703	298,878
* #	Medigene AG	90,111	587,542
* #	Medion AG	84,110	2,159,513
	Mensch und Maschine Software AG	27,532	216,925
#	MLP AG	220,135	3,106,606
*	Mologen AG	22,062	215,657
*	Morphosys AG	19,723	1,268,366
	MTU Aero Engines Holding AG	168,097	8,532,485
	Muehlabauer Holdings AG & Co. KGAA	15,349	430,203
#	MVV Energie AG	140,767	6,797,867
	Nemetschek AG	23,340	699,352
*	Net AG Infrastructure, Software & Solutions	72,185	108,184
*	Nexus AG	37,949	178,084
#	Norddeutsche Affinerie AG	155,196	6,268,266
	Norddeutsche Steingut AG	370	3,817
* #	Nordex AG	87,845	3,152,415
	OHB Technology AG	37,069	638,285
	Oldenburgische Landesbank AG	4,234	322,995
	P&I Personal & Informatik AG	17,889	461,085
*	Paion AG	51,500	140,150
#	Paragon AG	22,134	280,774
	PC-Ware AG	15,184	277,627
	Pfeiffer Vacuum Technology AG	31,639	2,771,299
#	Pfleiderer AG	171,935	3,818,688
*	Pironet NDH AG	36,682	172,389
*	Pixelpark AG	89,712	98,456
*	Plambeck Neue Energien AG	148,115	583,957

11

*	Plasmaselect AG	33,000	$65,572
*	Premiere AG	314,084	6,725,742
#	Progress-Werk Oberkirch AG	6,250	311,535
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	283,527
*	Pulsion Medical Systems AG	26,674	213,661
* #	PVATepla AG	51,882	577,505
* #	QIAGEN NV	521,102	11,553,033
* #	QSC AG	295,921	976,558
	R. Stahl AG	14,839	688,188
#	Rational AG	15,083	2,930,067
#	REALTECH AG	13,541	258,425
	Renk AG	19,400	1,762,284
*	REpower Systems AG	21,093	4,758,185
	Rheinmetall AG	110,565	7,726,952
	Rhoen-Klinikum AG	293,208	8,450,064
	Ruecker AG	21,675	262,037
*	S.A.G. Solarstrom AG	47,672	180,171
	Sartorius AG	32,181	1,222,647
	Schlott Sebaldus AG	15,429	353,833
*	Secunet Security AG	16,078	108,220
	Sektkellerei Schloss Wachenheim AG	15,120	165,702
*	Senator Entertainment AG	980	2,377
*	SGL Carbon AG	224,335	12,450,053
	Silicon Sensor International AG	12,195	187,023
* #	Singulus Technologies AG	112,455	1,618,904
	Sinner AG	2,660	86,823
	Sixt AG	38,312	1,561,741
	SM Wirtschaftsberatungs AG	18,841	371,281
	Software AG	72,145	5,229,551
* #	Solar Millennium AG	35,500	1,360,614
* #	Solon AG fuer Solartechnik	18,988	1,367,808
	Stada Arzneimittel AG	178,386	12,498,625
	STINAG Stuttgarter Invest AG	36,048	1,514,771
*	Stoehr & Co. AG	16,000	89,874
#	Strabag AG	10,386	3,686,524
	Stratec Biomedical Systems AG	27,297	650,829
	Sued-Chemie AG	29,146	3,716,751
#	Suedzucker AG	35,773	788,639
*	Suess Microtec AG	59,969	401,684
	Syskoplan AG	9,363	108,838
*	Syzygy AG	30,656	143,534
#	Takkt AG	146,687	2,533,014
*	TDS Informationstechnologie AG	89,063	506,287
	Technotrans AG	21,735	466,332
	Telegate AG	20,500	379,868
#	Teles AG	41,582	148,097
	Textilgruppe Hof AG	12,170	143,092
* #	Tomorrow Focus AG	101,081	492,306
*	TRIA IT-solutions AG	905	685
	Umweltbank AG	17,805	423,070
	United Internet AG	125,696	2,379,454
#	Utimaco Safeware AG	35,121	552,408
	VBH Holding AG	9,415	76,348
#	Vivacon AG	60,307	1,387,415
	Vossloh AG	34,930	4,820,961

12

	Wanderer-Werke AG	7,903	$196,801
*	Washtec AG	54,420	799,675
	Westag & Getalit AG	7,000	163,714
	Wincor Nixdorf AG	115,500	9,183,937
*	Wirecard AG	210,816	3,591,980
	Wuerttembergische Lebensversicherung AG	28,123	1,286,602
	Wuerttembergische Metallwarenfabrik AG	30,330	1,492,728
* #	Zapf Creation AG	29,235	144,929
TOTAL COMMON STOCKS			321,526,489

RIGHTS/WARRANTS — (0.0%)
*	Beate Ushe AG Rights 03/03/08	56,241	7,684
*	Solar Millennium AG Rights 03/04/08	35,500	40,421
TOTAL RIGHTS/WARRANTS			48,105

TOTAL — GERMANY			321,574,594

GREECE — (3.9%)
COMMON STOCKS — (3.9%)
	A. Kalpinis - N. Simos Steel Service Center	89,586	208,931
*	Aegek S.A.	437,330	242,662
*	Agricultural Insurance S.A.	59,277	265,254
*	Alapis Holdings Industrial & Commercial S.A.	1,851,478	5,983,168
*	Alco Hellas ABEE S.A.	103,281	165,623
*	Alfa Alfa Energy S.A.	3,810	8,040
*	Alfa Alfa Holdings S.A.	104,982	—
	Alfa-Beta Vassilopoulos S.A.	21,502	1,217,524
	Allatini Industrial & Commercial Co. S.A.	34,470	91,531
*	Alte Technical Co.	85,048	10,329
*	Altec S.A. Information & Communication Systems	80,278	187,758
	Alumil Milonas Aluminum Industry S.A.	52,886	315,764
*	Alysida S.A.	2,376	7,182
	Anek Lines S.A.	639,521	2,016,938
	AS Co. S.A.	47,540	127,903
	Aspis Bank S.A.	228,007	959,064
*	Aspis Pronia General Insurance S.A.	165,110	228,620
*	Astir Palace Hotels S.A.	98,660	827,906
	Athens Medical Center S.A.	150,874	805,625
*	Atlantic Supermarkets S.A.	35,080	96,021
	Attica Publications S.A.	16,674	104,143
	Atti-Kat S.A.	196,084	234,726
	Autohellas S.A.	83,520	666,064
*	Babis Vovos International Construction S.A.	61,592	1,889,293
*	Balafas S.A.	15,200	4,384
*	Balkan Export S.A.	41,970	178,269
*	Bank of Attica S.A.	202,121	1,035,178
	Bank of Greece	60,332	8,293,043
	Benrubi S.A.	27,741	198,306
	Bitros Holdings S.A.	38,892	139,351
	Byte Computers S.A.	22,730	73,920
	C. Rokas S.A.	44,569	1,068,268
	Centric Multimedia SA	51,942	127,112
	Crown Hellas Can S.A.	30,452	360,103
*	Cyclon Hellas S.A	62,191	95,915

13

	Daios Plastics S.A.	16,350	$258,402
*	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	141,580	770,869
	Dromeas S.A.	10,400	12,196
*	Dynamic Life S.A.	16,440	—
	Edrasis-C.Psalllidas Technical Co.	69,338	105,283
	EL. D. Mouzakis S.A.	40,703	111,334
*	Elbisco Holding S.A.	67,200	109,389
	Elektrak S.A.	36,580	228,908
	Elektroniki Athinon S.A.	34,490	370,642
*	Elephant S.A.	26,310	—
	Elgeka S.A.	76,460	151,960
	Elton Chemicals S.A.	53,834	80,817
*	Empedos S.A.	15,974	1,940
	ETEM S.A.	72,082	193,294
*	Etma Rayon S.A.	11,242	24,064
*	Euro Reliance General Insurance Co. S.A.	55,110	224,946
*	Eurodrip S.A.	83,040	100,625
	Euromedica S.A.	64,900	886,183
*	European Technical S.A.	32,750	11,435
	Everest S.A.	68,950	301,654
	F.G. Europe SA	4,536	14,958
*	Forthnet S.A.	115,475	1,572,384
	Fourlis Holdings S.A.	131,115	3,857,422
	Frigoglass S.A.	88,060	2,770,711
	GEK Group of Cos S.A.	155,884	1,827,497
	General Commercial S.A.	64,410	80,261
*	Geniki Bank	241,630	1,662,251
*	Greek Postal Savings Bank	68,642	1,030,559
	Halkor S.A.	226,556	895,728
*	Hatzioannou Holdings S.A.	157,062	260,218
	Hellenic Cables S.A.	65,236	407,914
	Hellenic Duty Free Shops S.A.	101,270	1,737,317
*	Hellenic Sugar Industry S.A.	87,664	541,002
	Hellenic Technodomiki Tev S.A.	506,350	6,201,641
	Heracles General Cement Co. S.A.	93,293	2,317,096
*	Hippotour S.A.	13,891	12,330
	Iaso S.A.	175,950	2,535,829
	Inform P. Lykos S.A.	35,570	181,553
*	Informatics S.A.	3,778	1,778
*	Intersat S.A.	19,392	—
	Intracom Holdings S.A.	313,706	1,164,104
*	Intracom Technical & Steel Constructions S.A.	105,050	143,184
*	Ionian Hotel Enterprises S.A.	16,914	410,319
*	Ipirotiki Software & Publications S.A.	22,110	65,118
	J&P-Avax S.A.	163,746	1,266,578
*	Karatzis S.A.	28,610	75,734
	Karelia Tobacco Co., Inc. S.A.	5,810	465,713
	Kathimerini Publishing S.A.	47,170	421,363
	Katselis Sons S.A. Bread Industry	41,545	113,550
	Kego S.A.	32,045	92,916
*	Kekrops S.A.	6,444	120,695
*	Keramia-Allatini	10,368	11,284
	Lambrakis Press S.A.	118,587	488,295
	Lampsa Hotel Co.	50,326	1,295,515
*	Lan-Net S.A.	126,887	56,820

14

	Lavipharm S.A.	96,324	$385,237
*	Loulis Mills S.A.	41,702	178,409
	M.J. Mailis S.A.	154,984	272,040
*	Maritime Company of Lesvos S.A.	299,836	255,155
	Metka S.A.	100,500	2,013,561
	Michaniki S.A.	165,545	1,150,822
	Minoan Lines S.A.	248,689	1,746,969
*	Motodynamic S.A.	5,118	37,746
	Motor Oil (Hellas) Corinth Refineries S.A.	75,315	1,552,562
*	Multirama S.A.	10,990	88,997
	Mytilineos Holdings S.A.	254,516	3,846,461
	Naytemporiki Publishing S.A.	49,480	111,777
	Neochimiki Lv Lavrentiadis S.A.	97,500	2,618,216
*	Neorion New S.A. Holdings	37,500	65,272
	Nexans Hellas S.A.	11,443	80,066
	Nirefs Acquaculture S.A.	143,700	464,216
*	Parnassos Enterprises S.A.	50,700	189,086
*	Pegasus Publishing S.A.	95,510	334,461
	Petropoulos S.A.	8,832	88,510
*	Petzetakis S.A.	49,310	67,849
*	Pilias S.A.	51,791	23,221
	Piraeus Leasing S.A.	5,765	43,163
*	Promota Hellas S.A.	8,860	3,094
	Real Estate Development & Services S.A.	94,497	486,455
*	Rilken S.A.	11,092	97,940
	S&B Industrial Minerals S.A.	56,301	874,409
	Sanyo Hellas S.A.	168,151	201,937
	Sarantis S.A.	77,120	1,392,808
	Sato S.A.	62,978	146,389
*	Selected Textile Industry Assoc. S.A.	87,690	65,699
	Sfakianakis S.A.	91,320	887,993
*	Shelman Hellenic-Swiss Wood S.A.	73,402	134,011
*	Singularlogic S.A.	100,470	346,443
*	Spyroy Agricultural Products S.A.	61,348	173,146
*	Stabilton S.A.	27,530	3,344
*	Technical Olympic S.A.	298,025	343,883
*	Technodomi M.Travlos Brothers S.A.	13,910	4,435
	Teletypos S.A. Mega Channel	72,717	607,723
	Terna Tourist Technical & Maritime S.A.	101,190	1,181,519
*	Themeliodomi S.A.	37,422	21,020
	Thrace Plastics Co. S.A.	109,280	207,165
	Viohalco S.A.	418,755	4,619,380
*	Vioter S.A.	167,883	201,460
*	Vis Container Manufacturing Co.	4,259	14,672

TOTAL — GREECE			93,906,217

IRELAND — (3.2%)
COMMON STOCKS — (3.2%)
	Abbey P.L.C.	86,889	795,049
*	Aminex P.L.C.	440,966	187,404
*	Blackrock International Land P.L.C.	897,420	439,210
	C&C Group P.L.C.	79,857	542,191
*	Datalex P.L.C.	248,822	199,730
	DCC P.L.C.	318,216	7,994,522

15

	Donegal Creameries P.L.C.	26,085	$243,408
*	Dragon Oil P.L.C.	1,481,861	13,141,153
	FBD Holdings P.L.C.	130,021	5,700,003
	Fyffes P.L.C.	1,051,012	1,454,992
	Glanbia P.L.C.	788,830	5,974,320
	Greencore Group P.L.C.	606,995	3,999,052
*	Horizon Technology Group P.L.C.	236,352	152,212
	IAWS Group P.L.C.	361,987	7,309,806
	IFG Group P.L.C.	205,432	540,942
	Independent News & Media P.L.C.	1,004,522	3,018,613
*	IONA Technologies P.L.C.	100,946	360,138
*	Irish Continental Group P.L.C.	93,833	3,553,948
* #	Kenmare Resources P.L.C.	2,265,253	2,150,500
	Kingspan Group P.L.C.	362,142	4,902,928
*	Lantor	34,575	—
	McInerney Holdings P.L.C.	657,135	1,509,875
	Paddy Power P.L.C.	185,965	5,936,800
*	Providence Resources P.L.C.	6,258,198	779,936
	Readymix P.L.C.	323,262	758,741
	Total Produce P.L.C.	897,420	777,618
	United Drug P.L.C.	813,952	4,769,296
*	Waterford Wedgwood P.L.C.	7,869,750	201,382
TOTAL COMMON STOCKS			77,393,769

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			77,393,769

ITALY — (7.2%)
COMMON STOCKS — (7.2%)
*	A.S. Roma SpA	293,436	289,324
	ACEA SpA	137,365	2,538,398
#	Acegas-APS SpA	114,287	1,113,385
#	Actelios SpA	343,329	3,237,803
	Aedes SpA	324,161	1,180,546
#	Aeroporto de Firenze SpA	17,918	464,022
#	Amplifon SpA	521,701	2,487,016
#	Astaldi SpA	222,877	1,663,951
	Autogrill SpA, Novara	32,635	521,489
	Azimut Holding SpA	437,146	5,000,635
#	Banca Finnat Euramerica SpA	706,431	840,495
	Banca Ifis SpA	54,527	747,954
#	Banca Intermobiliare SpA	319,984	2,594,335
	Banca Piccolo Credito Valtellinese Scarl SpA	402,950	5,427,614
	Banca Popolare dell’Etruria e del Lazio Scrl	280,346	3,518,654
#	Banca Profilo SpA	253,156	689,078
	Banco di Desio e della Brianza SpA	293,962	3,010,209
	Beghelli SpA	427,981	657,331
	Benetton Group SpA	215,540	2,853,809
#	Beni Stabili SpA, Roma	1,309,500	1,473,091
	Biesse SpA	55,616	1,126,034
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	11,191	549,321
	Brembo SpA	145,288	2,184,840

16

	Bulgari SpA	93,919	$1,045,682
	C.I.R. SpA - Compagnie Industriali Riunite	1,411,639	4,349,229
#	Caltagirone Editore SpA	173,503	1,017,654
#	Caltagirone SpA	255,879	2,250,480
	Cam Finanziaria SpA	36,527	71,741
#	Carraro SpA	85,800	751,081
#	Cembre SpA	40,330	341,251
	Cementir SpA	262,430	2,305,072
	Centrale del Latte di Torino & Co. SpA	21,168	85,420
* #	Ciccolella SpA	30,000	105,943
*	Cirio Finanziaria SpA	175,000	—
#	Class Editore SpA	165,655	307,317
*	Compagnia Immobiliare Azionaria SpA	44,000	17,157
#	Credito Artigiano SpA	297,576	1,299,744
*	Credito Artigiano SpA 2008 Shares	74,394	312,846
	Credito Bergamasco SpA	137,120	5,755,123
#	Credito Emiliano SpA	136,019	1,749,939
	Cremonini SpA	218,517	800,646
*	CSP International Fashion Group SpA	87,961	204,805
	Danieli & Co. SpA	97,048	2,773,389
	Davide Campari - Milano SpA	470,657	4,041,690
	De Longhi SpA	314,782	1,419,686
* #	Digital Multimedia Technologies SpA	25,000	896,166
*	Ducati Motor Holding SpA	749,005	1,864,522
#	Emak SpA	57,399	430,384
* #	EnerTad SpA	95,849	416,379
#	ERG SpA	75,434	1,453,576
	Ergo Previdenza SpA	128,343	781,606
#	Esprinet SpA	81,154	915,542
*	Everel Group SpA	197,276	98,243
* #	Fiera Milano SpA	37,863	263,689
*	Fin.Part SpA	133,481	—
*	Gabetti SpA	64,201	182,552
	Gefran SpA	31,849	224,703
#	Gemina SpA	1,185,871	1,928,464
#	Gewiss SpA	249,008	1,502,922
*	Giovanni Crespi SpA	121,789	142,377
#	Granitifiandre SpA	82,117	863,086
*	GreenergyCapital SpA	479,430	66,962
	Gruppo Ceramiche Ricchetti SpA	127,131	298,815
*	Gruppo Coin SpA	30,733	199,018
#	Gruppo Editoriale L’Espresso SpA	808,634	3,324,301
	Hera SpA	190,779	860,264
	I Grandi Viaggi SpA	98,547	205,678
*	Immobiliare Lombardia SpA	9,036,502	1,789,607
#	Immsi SpA	717,616	1,177,252
*	Impregilo SpA	1,215,577	6,484,976
#	Indesit Co. SpA	204,479	2,551,208
	Industria Macchine Automatique SpA	72,957	1,497,556
	Industria Romagnola Conduttori Elettrici SpA	43,452	178,785
	Intek SpA	661,259	618,591
	Interpump Group SpA	248,737	2,228,533
	Iride SpA	1,403,649	4,745,438
* #	Isagro SpA	16,993	85,781
	Italmobiliare SpA	23,578	2,126,535

17

* #	Juventus Football Club SpA	403,805	$526,945
*	KME Group SpA	479,430	851,932
*	La Doria SpA	59,783	136,188
*	Marazzi Grouppo Ceramiche SpA	56,765	487,871
	Mariella Burani SpA	58,212	1,516,824
	Marr SpA	131,000	1,324,891
	Meliorbanca SpA	249,443	1,167,795
#	Milano Assicurazioni SpA	541,047	3,545,417
	Mirato SpA	36,779	409,423
#	Mondadori (Arnoldo) Editore SpA	372,799	3,013,731
*	Monrif SpA	315,834	354,252
*	Montefibre SpA	260,521	229,772
	Navigazione Montanari SpA	263,594	1,103,071
*	Negri Bossi SpA	76,000	77,014
*	NGP SpA	17,891	9,506
*	Olidata SpA	82,236	118,838
*	Opengate Group SpA	4,000	11,599
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	239,520
	Permasteelisa SpA	67,249	1,320,984
* #	Pininfarina SpA	31,285	477,102
	Pirelli & C.Real Estate SpA	31,148	1,205,026
#	Poligrafici Editoriale SpA	257,869	307,924
	Premafin Finanziaria SpA	1,099,328	2,651,789
	Premuda SpA	335,331	646,909
*	Realty Vailog SpA	5,771	25,812
	Recordati SpA	387,362	3,048,209
*	Reno de Medici SpA	683,435	482,415
*	Richard-Ginori 1735 SpA	140,800	88,067
* #	Risanamento Napoli SpA	372,485	1,554,064
#	Sabaf SpA	23,325	593,235
	SAES Getters SpA	30,068	811,177
	SAVE SpA	97,954	1,773,263
*	Schiapparelli 1824 SpA	1,322,152	84,434
	Smurfit Sisa SpA	72,500	267,960
*	Snia SpA	232,689	201,091
* #	Societa Partecipazioni Finanziarie SpA	959,063	697,824
#	Societe Cattolica di Assicurazoni Scrl SpA	146,353	6,732,644
#	Socotherm SpA	66,740	581,441
	Sogefi SpA	324,310	2,735,508
	Sol SpA	194,092	1,335,545
*	Sorin SpA	1,111,854	1,998,900
*	Stefanel SpA	96,348	180,157
*	Tecnodiffusione Italia SpA	3,332	10,117
* #	Telecom Italia Media SpA	6,317,650	1,734,934
* #	Tiscali SpA	1,176,229	3,332,735
#	Tod’s SpA	51,986	3,195,917
	Trevi Finanziaria SpA	125,441	2,401,346
*	Viaggi del Ventaglio SpA	173,948	104,843
	Vianini Industria SpA	59,070	295,396
	Vianini Lavori SpA	180,752	2,535,352
*	Vincenzo Zucchi SpA	144,350	662,153
	Vittoria Assicurazioni SpA	62,484	1,041,934
TOTAL COMMON STOCKS			175,819,536

18

RIGHTS/WARRANTS — (0.0%)
*	Credito Artigiano SpA Rights 03/07/08	297,576	$45
*	Intek SpA Rights 06/13/08	178,760	20,897
*	Negri Bossi SpA Warrants 06/30/10	38,000	9,519
TOTAL RIGHTS/WARRANTS			30,461

TOTAL — ITALY			175,849,997

NETHERLANDS — (7.6%)
COMMON STOCKS — (7.6%)
	Aalberts Industries NV	365,614	7,071,928
#	Accell Group NV	34,374	1,354,313
*	AFC Ajax NV	18,134	205,856
	Amsterdam Commodities NV	60,689	388,598
	Arcadis NV	62,073	3,808,347
#	ASM International NV	202,031	3,950,953
*	Atag Group NV	4,630	2,038
	Batenburg Beheer NV	5,153	441,213
* #	BE Semiconductor Industries NV	142,819	702,450
#	Beter Bed Holding NV	69,403	1,613,546
	Boskalis Westminster CVA	218,909	12,086,646
	Brunel International NV	65,086	1,545,437
#	Corporate Express NV	441,331	5,226,213
	Crown Van Gelder NV	18,307	379,006
* #	Crucell NV	237,868	3,291,477
* #	Crucell NV ADR	45,768	636,633
	DOCdata NV	22,463	229,546
	Draka Holding NV	48,947	1,408,404
	Eriks Group NV	43,983	3,113,744
	Exact Holding NV	97,790	4,027,187
	Fornix Biosciences NV	29,890	871,550
	Gamma Holding NV	21,255	1,415,555
#	Grontmij NV	78,112	2,630,277
#	Hagemeyer NV	1,941,147	14,146,326
#	Heijmans NV	91,720	3,362,836
	Hunter Douglas NV	18,174	1,055,284
	ICT Automatisering NV	35,281	497,191
	Imtech NV	256,265	6,060,028
	Innoconcepts NV	78,009	1,429,323
#	Jetix Europe NV	133,537	3,650,351
	Kas Bank NV	49,050	1,913,166
*	Kendrion NV	41,018	1,002,845
	Koninklijke Bam Groep NV	428,118	9,388,244
*	Koninklijke Econosto NV	58,746	623,849
#	Koninklijke Ten Cate NV	98,255	3,319,693
	Koninklijke Vopak NV	73,543	3,829,541
*	Laurus NV	262,779	1,692,430
#	Macintosh Retail Group NV	99,784	2,782,821
*	Maverix Capital NV	1,500	—
	Nederlandsche Apparatenfabriek NV	29,670	1,365,049
	Nutreco Holding NV	143,491	10,207,699
#	Oce NV	347,053	6,436,258
	OPG Groep NV	214,534	6,420,624
	Ordina NV	155,263	2,216,380

19

* #	Pharming Group NV	285,229	$538,413
*	Punch Graphix NV	12,412	90,281
* #	Qurius NV	351,539	384,848
	Royal Reesink NV	2,050	307,987
	RSDB NV	12,436	571,036
*	Samas NV	114,215	743,994
	Sligro Food Group NV	154,740	5,675,025
	Smit Internationale NV	45,380	4,219,427
	Stern Groep NV	1,258	56,747
* #	Tele Atlas NV	351,470	14,921,311
#	Telegraaf Media Groep NV	173,335	6,280,135
*	Textielgroep Twenthe NV	1,000	3,795
	TKH Group NV	101,120	2,166,251
*	Tulip Computers NV	47,757	361,466
	Unit 4 Agresso NV	76,624	2,134,975
	USG People NV	192,665	4,332,803
* #	Van der Moolen Holding NV	117,201	445,360
	Vedior NV	181,031	4,534,308

TOTAL — NETHERLANDS			185,569,017

NORWAY — (2.8%)
COMMON STOCKS — (2.8%)
#	Acta Holding ASA	584,100	2,016,310
	Aker Yards ASA	203,755	1,809,552
* #	Aktiv Kapital ASA	72,417	1,206,851
#	Arendals Fosse Kompani ASA	100	35,815
* #	Birdstep Technology ASA	71,000	146,059
* #	Blom ASA	68,367	829,987
	Bonheur ASA	67,400	3,076,966
*	BW Gas ASA	37,765	350,428
* #	Camillo Eitze & Co. ASA	58,200	692,753
* #	Det Norske Oljeselskap ASA	1,774,304	2,292,908
	DOF ASA	115,506	1,163,111
	EDB Business Partner ASA	149,417	996,925
#	Ekornes ASA	110,190	1,986,370
* #	Eltek ASA	126,859	581,319
* #	Ementor ASA	142,551	944,913
	Farstad Shipping ASA	60,790	1,617,564
* #	Fast Search & Transfer ASA	487,050	1,709,229
	Ganger Rolf ASA	53,403	2,155,911
*	Gregoire ASA	25,808	7,673
#	Havila Shipping ASA	22,400	414,238
* #	Ignis ASA	37,372	42,263
* #	IOT Holdings ASA	75,603	25,377
	Itera Consulting Group ASA	168,000	163,409
	Kongsberg Automotive ASA	86,200	499,855
	Kongsberg Gruppen ASA	49,500	3,209,625
*	Kverneland Group ASA	258,080	732,460
#	Leroy Seafood Group ASA	92,100	1,910,346
*	Nordic Semiconductor ASA	51,200	204,006
* #	Norse Energy Corp. ASA	549,400	492,775
* #	Norwegian Air Shuttle ASA	31,600	726,807
* #	Ocean Rig ASA	505,762	3,865,340
	Odfjell ASA Series A	94,900	1,457,087

20

#	Olav Thon Eiendomsselskap ASA	13,360	$2,044,579
*	Otrum ASA	31,800	55,172
* #	Petrolia Drilling ASA	1,520,000	583,148
*	Photocure ASA	33,562	236,897
* #	Q-Free ASA	85,000	137,667
	Rieber and Son ASA Series A	109,654	975,415
* #	Roxar ASA	101,454	115,456
*	Scan Subsea ASA	12,200	49,141
#	Scana Industrier ASA	252,423	810,597
* #	Sevan Marine ASA	378,500	4,812,839
* #	Software Innovation ASA	51,795	97,899
	Solstad Offshore ASA	59,900	1,644,356
	Sparebanken Midt-Norge	134,100	1,541,305
* #	Synnove Finden ASA	27,317	103,815
	Tandberg ASA Series A	271,010	3,960,108
* #	Tandberg Data ASA	122,130	26,132
*	TGS Nopec Geophysical Co. ASA	316,440	4,672,330
#	Tomra Systems ASA	604,728	4,115,711
	TTS Marine ASA	32,900	522,451
	Veidekke ASA	319,230	2,842,548
	Wilh. Wilhelmsen ASA	60,800	2,189,358

TOTAL — NORWAY			68,901,156

PORTUGAL — (1.0%)
COMMON STOCKS — (1.0%)
	Corticeira Amorim	230,410	546,305
	Finibanco Holdings SGPS SA	197,573	880,697
	Ibersol SGPS SA	20,401	242,729
* #	Impresa Sociedade Gestora de Participacoes SA	380,332	888,927
*	Investimentos Participacoes e Gestao SA	240,676	333,914
	Jeronimo Martins SGPS SA	753,805	5,549,293
#	Mota-Engil SGPS SA	344,465	2,359,626
*	Novabase SGPS	56,005	260,297
* #	ParaRede SGPS SA	545,591	148,420
#	Portucel-Empresa Produtora de Pasta de Papel SA	466,977	1,476,611
	Sag Gest - Solucoes Automovel Globais SGPS SA	283,240	843,869
#	Sociedade de Investimento e Gestao SGPS SA	241,216	2,943,407
*	Sonae Industria SGPS SA	280,469	2,012,662
* #	Sonaecom SGPS SA	583,911	2,084,080
*	Sporting Sociedade Desportiva de Futebol	23,339	67,322
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	189,679
#	Teixeira Duarte Engenharia e Construcoes SA	756,680	1,721,572
	Toyota Caetano Portugal SA	54,900	741,779
#	ZON Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	37,497	464,988

TOTAL — PORTUGAL			23,756,177

SPAIN — (4.6%)
COMMON STOCKS — (4.6%)
#	Abengoa SA	105,048	3,589,371
#	Adolfo Dominguez SA	20,351	665,508
#	Amper SA	90,745	1,554,122
#	Antena 3 de Television SA	113,452	1,561,598

21

* #	Avanzit SA	571,836	$2,102,617
* #	Azkoyen SA	67,174	544,541
#	Banco de Andalucia SA	9,800	836,012
	Banco de Credito Balear SA	35,424	1,033,985
#	Banco Guipuzcoano SA	331,001	5,334,221
*	Baron de Ley SA	14,325	1,052,378
#	Bodegas Riojanas SA	12,365	167,560
* #	Campofrio Alimentacion SA	96,667	1,441,167
#	Cementos Portland Valderrivas SA	26,077	2,486,173
#	Compania de Distribucion Integral Logista SA	29,600	2,358,456
	Compania Vinicola del Norte de Espana SA	16,600	427,797
	Construcciones y Auxiliar de Ferrocarriles SA	7,500	3,212,255
* #	Corporacion Dermoestetica	65,100	613,881
* #	Dogi International Fabrics SA	111,418	192,378
#	Duro Felguera SA	177,786	2,062,372
#	Ebro Puleva SA	246,964	4,644,797
#	Electnor SA	102,087	4,843,011
* #	Ercros SA	2,189,041	919,072
* #	Espanola del Zinc SA	29,250	109,066
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	329,727	4,725,817
*	Federico Partenina SA	1,190	12,607
* #	Funespana SA	22,107	149,591
	Grupo Catalana Occidente SA	81,992	2,739,137
#	Grupo Empresarial Ence SA	368,840	3,175,954
#	Iberpapel Gestion SA	26,621	584,484
#	Inbesos SA	12,494	207,288
	Indo Internacional SA	37,172	235,870
	Indra Sistemas SA	47,420	1,317,893
	Inmobiliaria del Sur SA	2,764	226,619
#	La Seda de Barcelona SA	1,981,134	3,570,797
#	Lingotes Especiales SA	22,080	141,131
#	Mecalux SA	61,329	1,965,970
#	Miquel y Costas & Miquel SA	26,111	590,533
#	Natra SA	88,094	1,075,672
* #	Natraceutical SA	746,798	875,816
* #	NH Hoteles SA	260,195	3,564,917
*	Nicolas Correa SA	26,994	187,472
	Obrascon Huarte Lain SA	107,743	3,605,757
#	Papeles y Cartones de Europa SA	199,144	1,786,835
	Pescanova SA	26,443	1,358,135
	Prim SA	32,582	584,231
#	Promotora de Informaciones SA	124,735	1,734,070
#	Prosegur Cia de Seguridad SA	80,342	3,070,875
#	Service Point Solutions SA (B07NKR8)	459,595	1,607,123
*	Service Point Solutions SA (B2PPK19)	15,319	54,423
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola	220,774	803,248
#	Sol Melia SA	156,990	2,355,971
#	SOS Cuetara SA	356,909	7,798,570
* #	Tavex Algodonera SA	185,541	433,518
* #	Tecnocom Telecomunicaciones y Energia SA	124,371	623,024
#	Tubacex SA	439,949	4,103,301
	Tubos Reunidos SA	408,205	2,517,031
	Unipapel SA	48,800	1,121,285
* #	Urbas Guadahermosa SA	267,319	212,595

22

* #	Vertice Trescientos Sesenta Grados SA	57,183	$144,108
#	Vidrala SA	62,041	1,906,544
#	Viscofan SA	184,330	3,920,384
* #	Zeltia SA, Madrid	573,453	3,804,237

TOTAL — SPAIN			110,645,171

SWEDEN — (4.6%)
COMMON STOCKS — (4.6%)
*	Acando AB	160,086	327,917
* #	Active Biotech AB	77,400	761,629
	Addtech AB Series B	56,300	1,240,315
	Angpanneforeningen AB Series B	48,500	1,137,675
* #	Anoto Group AB	261,833	324,943
	Aros Quality Group AB	41,400	259,673
*	Artimplant AB Series B	30,000	17,781
	Atrium Ljungberg AB Series B	15,200	166,299
	Axfood AB	92,000	3,202,437
	Axis Communications AB	180,094	3,245,801
	B&B Tools AB	66,900	1,877,083
	Ballingslov International AB	27,625	765,653
	Beiger Electronics AB	14,700	353,742
#	Beijer Alma AB	58,800	797,556
	Bergs Timber AB Series B	8,000	52,381
	Bilia AB Series A	116,725	1,745,321
#	Billerud AB	150,300	1,705,413
*	BioGaia AB Series B	38,000	215,049
*	Biotage AB	141,240	218,094
	Bong Ljungdahl AB	24,800	159,410
*	Boras Waefveri AB Series B	5,700	10,074
#	Cantena AB	58,362	949,371
	Cardo AB	63,000	1,724,368
	Carl Lamm AB	33,280	290,197
	Castellum AB	420,800	5,147,016
* #	Cision AB	245,156	667,035
#	Clas Ohlson AB Series B	102,500	2,025,237
	Cloetta AB Series B	28,100	1,025,236
	Concordia Maritime AB Series B	70,300	265,742
*	Consilium AB Series B	16,994	115,253
#	D. Carnegie & Co. AB	186,300	3,198,962
	Elekta AB Series B	311,300	5,680,923
* #	Enea Data AB Series B	1,012,000	353,471
	Eniro AB	426,756	3,214,323
	Expanda AB	19,547	199,024
	Fabege AB	403,000	4,409,638
	Fagerhult AB	16,800	362,443
	Forshem Group AB Series B	9,400	63,435
	G & L Beijer AB Series B	28,200	791,549
	Geveko AB	10,800	191,283
	Gunnebo AB	106,800	1,069,998
	Gunnebo Industrier AB	10,000	240,479
	Haldex AB	64,700	1,149,219
	Heba Fastighets AB Series B	14,500	419,483
	HIQ International AB	111,889	558,962
	HL Display AB Series B	14,400	465,743

23

	Hoganas AB Series B	77,300	$1,650,769
*	Home Capital AB	25,400	261,575
#	Home Properties AB	25,400	423,220
*	IBS AB Series B	195,200	418,273
*	Industrial & Financial Systems AB Series B	487,600	478,462
	Intrum Justitia AB	163,100	2,613,638
	JM AB	275,373	5,872,725
	Klovern AB	303,476	1,256,270
	Kungsleden AB	424,500	5,030,694
	Lagercrantz Group AB Series B	64,300	312,299
*	LBI International AB	107,651	600,068
#	Lennart Wallenstam Byggnads AB Series B	123,900	2,483,272
*	Lundin Petroleum AB	60,754	791,156
* #	Medivir Series B	44,650	382,070
* #	Micronic Laser Systems AB	105,400	494,423
*	Midelfart Sonesson AB Series A	4,160	7,320
*	Midelfart Sonesson AB Series B	4,160	7,237
	Munters AB	171,000	1,709,934
	NCC AB Series B	106,500	2,798,793
* #	Net Insight AB Series B	924,000	756,198
	New Wave Group AB Series B	107,400	855,632
#	NIBE Industrier AB	185,200	1,773,216
#	Nobia AB	433,500	3,676,649
	Nolato AB Series B	66,440	600,794
	OEM International AB Series B	44,400	322,887
#	ORC Software AB	36,300	855,876
*	PA Resources AB	27,227	218,711
#	Partnertech AB	28,800	178,339
	Peab AB Series B	250,400	2,471,871
*	Peab Industri AB	125,200	1,229,218
	Poolia AB Series B	36,150	198,185
*	Precomp Solutions AB	16,994	6,095
*	Pricer AB Series B	1,711,500	188,084
	Proact It Group AB	29,000	168,676
*	Proffice AB	215,400	644,574
	Profilgruppen AB	16,300	186,042
#	Q-Med AB	159,200	1,234,111
*	RaySearch Laboratories AB	12,700	286,398
*	Readsoft AB Series B	48,800	113,585
	Rederi AB Transatlantic Series B	95,600	678,644
#	rnb Retail and Brands AB	130,200	872,129
#	Rottneros Bruk AB	425,600	139,385
*	Scribona AB Series A	40,100	30,565
*	Scribona AB Series B	226,140	171,500
*	Semcon AB	39,900	426,101
	Sigma AB Series B	25,800	21,740
* #	Sintercast AB	11,800	248,080
	Skanditek Industrifoervaltnings AB	156,975	602,662
	Skistar AB	94,800	1,546,309
	Studsvik AB	21,900	398,341
*	SWECO AB Series B	184,000	1,644,952
*	Teleca AB Series B	157,200	317,458
* #	Telelogic AB	777,200	2,574,927
*	Ticket Travel Group AB	27,152	72,968
	Trelleborg AB Series B	226,100	4,047,184

24

	Uniflex AB Series B	3,630	$53,191
	VBG AB Series B	1,084	20,574
*	Vitrolife AB	41,500	194,278
*	Wedins Skor & Accessoarer AB	113,400	103,020
	Wihlborgs Fastigheter AB	65,658	1,395,612
	Xponcard Group AB	7,300	183,630

TOTAL — SWEDEN			112,463,225

SWITZERLAND — (12.3%)
COMMON STOCKS — (12.2%)
#	A. Hiestad Holding AG	1,426	2,457,994
*	Actelion, Ltd.	132,512	6,907,399
#	AFG Arbonia-Forster Holding AG	4,799	1,635,079
	Allreal Holding AG	32,721	4,298,717
	Also Holding AG	16,678	1,006,378
*	Ascom Holding AG	92,504	1,067,279
	Bachem Holdings AG	26,438	2,331,574
	Baloise-Holding AG	6,000	541,132
	Bank Coop AG	31,715	2,432,351
	Bank Sarasin & Cie Series B	1,778	7,973,771
	Banque Cantonale de Geneve	4,141	1,072,450
	Banque Cantonale du Jura	4,500	272,084
	Banque Cantonale Vaudoise	9,267	4,786,853
	Banque Privee Edmond de Rothschild SA	161	6,010,694
	Barry Callebaut AG	8,822	7,547,255
	Basellandschaftliche Kantonalbank	600	544,713
*	Basilea Pharmaceutica AG	2,629	503,025
	Basler Kantonalbank	5,250	584,573
	Belimo Holdings AG	1,884	2,094,454
	Bellevue Group AG	27,315	2,010,229
	Berner Kantonalbank	25,110	5,576,654
	Bobst Group AG	36,682	2,619,962
	Bossard Holding AG	8,467	662,185
	Bucher Industries AG	33,489	8,495,556
	Calida Holding AG	396	204,855
*	Card Guard AG	32,013	155,626
	Carlo Gavazzi Holding AG	1,065	195,024
	Charles Voegele Holding AG	29,471	2,626,239
	Clariant AG	779,419	6,672,565
	Compagnie Financiere Tradition	5,202	951,843
	Conzzeta Holdings AG	1,415	3,488,323
	Crealogix Holding AG	3,388	242,055
	Daetwyler Holding AG	34,800	2,481,697
*	Dufry Group	6,429	553,285
	Edipresse SA	1,572	625,465
	Eichhof Holding AG	458	820,996
	Elektrizitaets-Gesellschaft Laufenberg AG	3,207	3,923,537
	ELMA Electronic AG	472	325,839
	Emmi AG	13,638	1,967,204
	Ems-Chemie Holding AG	27,759	4,085,953
	Energiedienst Holding AG	8,265	5,389,242
	Feintol International Holding AG	1,601	505,943
	Flughafen Zuerich AG	13,445	5,624,579
#	Forbo Holding AG	5,990	3,001,281

25

	Fuchs Petrolub AG	19,809	$1,681,554
	Galenica Holding AG	15,736	6,045,873
	George Fisher AG	11,318	5,646,865
	Golay-Buchel Holding SA	40	91,979
	Gurit Holding AG	1,326	1,012,640
	Helvetia Holding AG	12,833	4,878,276
	Hexagon AB	81,720	1,630,158
	Implenia AG	49,554	1,589,025
	Industrieholding Cham AG	1,704	609,980
	Interroll-Holding SA	2,475	1,206,672
	Intershop Holding AG	3,444	1,056,399
	Jelmoli Holding AG (4382641)	1,521	3,888,837
	Jelmoli Holding AG (4382652)	2,835	1,421,287
	Kaba Holding AG	10,381	3,322,756
*	Kardex AG	17,985	896,658
	Komax Holding AG	9,005	1,276,948
	Kudelski SA	106,944	1,403,451
	Kuoni Reisen Holding AG	13,594	6,373,416
	Lem Holdings SA	3,651	930,972
*	Logitech International SA	183,507	4,697,787
	Lonza Group AG	111,817	14,731,341
	Luzerner Kantonalbank	18,593	4,736,244
	Medisize Holding AG	13,260	1,039,964
	Metraux Services Holdings SA	1,853	316,704
*	Micronas Semiconductor Holding AG	78,808	722,907
*	Mikron Holding AG	43,452	460,744
	Mobilezone Holding AG	115,610	753,886
	Orell Fuessli Holding AG	5,076	979,936
*	Parco Industriale e Immobiliare SA	600	2,016
	Phoenix Mecano AG	3,041	1,541,140
	PSP Swiss Property AG	145,325	8,904,583
	PubliGroupe SA	6,325	2,007,227
	Rieters Holdings AG	15,690	6,329,219
	Romande Energie Holding SA	2,839	6,588,775
* #	Schaffner Holding AG	1,830	432,412
#	Schulthess Group AG	14,570	1,085,932
	Schweiter Technology AG	4,193	1,604,363
	Schweizerhall Holding AG	8,648	1,422,520
	Schweizerische National Versicherungs Gesellschaft	1,881	1,469,216
	SEZ Holding AG	53,128	1,833,877
	SIA Abrasives Holding AG	2,381	903,785
	Siegfried Holding AG	8,560	1,264,940
*	Sihl	150	432
	Sika AG	4,503	8,330,173
	Societa Elettrica Sopracenerina SA	2,409	650,763
	Societe Generale d’Affichage	5,872	1,350,189
	St. Galler Kantonalbank	9,217	4,307,425
	Straumann Holding AG	8,315	2,440,922
	Sulzer AG	10,814	12,413,839
	Swiss Prime Site AG	79,934	4,838,327
* #	Swisslog Holding AG	798,972	878,580
	Swissquote Group Holding SA	41,220	2,212,782
	Tamedia AG	15,322	1,858,482
	Tecan Group AG	40,139	2,296,137
* #	Temenos Group AG	152,630	3,820,120

26

*	Tornos SA	38,028	$622,218
*	UMS Schweizerische Metallwerke Holding AG	17,585	380,016
	Valartis Group AG	10,374	663,057
	Valiant Holding AG	59,231	10,603,907
	Valora Holding AG	12,004	2,792,425
	Vaudoise Assurances Holdings SA	3,233	487,245
	Villars Holding SA	150	81,361
	Vontobel Holdings AG	97,572	3,450,029
	Walliser Kantonalbank	1,457	676,909
	WMH Walter Meier Holding AG	4,878	968,177
* #	Ypsomed Holdings AG	2,419	208,576
	Zehnder Holding AG	786	1,041,003
	Zueblin Immobilien Holding AG	78,908	734,887
	Zuger Kantonalbank	630	2,238,694
TOTAL COMMON STOCKS			296,413,851

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,809	1,556,998

TOTAL — SWITZERLAND			297,970,849

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $900,000 FNMA 5.15% (r), 09/01/37, valued at $591,044) to be repurchased at $872,214	$872	872,000

SECURITIES LENDING COLLATERAL — (15.2%)
@	Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $201,622,000 FHLB 5.050%(r), 11/19/12 & FNMA 6.625%, 09/15/09, valued at $214,200,989) to be repurchased at $210,055,650	210,000	210,000,000
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $125,941,603 FNMA 6.586%(r), 11/01/35 & 6.500%, 02/01/37, valued at $78,065,454) to be repurchased at $76,555,040	76,535	76,534,758
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $32,932,473 FHLMC 6.500%, 10/01/37 & 5.500%, 02/01/38, valued at $32,730,911) to be repurchased at $32,097,632	32,089	32,089,128
@	Repurchase Agreement, Merrill Lynch 3.18%, 03/03/08 (Collateralized by $55,296,623 FNMA 5.500%, maturities ranging from 06/01/21 to 01/01/38, valued at $51,000,847) to be repurchased at $50,013,250	50,000	50,000,000
TOTAL SECURITIES LENDING COLLATERAL			368,623,886

TOTAL INVESTMENTS - (100.0%) (Cost $1,794,947,419) ##			$2,430,219,575

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$5,547,934
Level 2 – Other Significant Observable Inputs	2,424,671,641
Level 3 – Significant Unobservable Inputs	—
Total	$2,430,219,575

27

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (84.1%)
Consumer Discretionary — (7.0%)
	Astral Media, Inc. Class A	93,347	$3,563,167
*	Azure Dynamics Corp.	256,850	99,165
* #	Ballard Power Systems, Inc.	159,500	722,753
	BMTC Group, Inc.	27,300	549,467
*	CanWest Global Communications Corp.	118,600	675,993
*	Coastal Contacts, Inc.	99,900	119,768
	Cogeco Cable, Inc.	34,856	1,294,373
	Corus Entertainment, Inc. Class B	140,300	2,850,902
	Dorel Industries, Inc. Class B	55,900	1,643,065
	easyhome, Ltd.	1,800	35,653
	Forzani Group, Ltd. Class A	71,000	1,159,949
*	Glacier Ventures International Corp.	64,000	271,151
	Glentel, Inc.	11,200	125,171
*	Great Canadian Gaming Corp.	125,200	1,698,166
*	Kangaroo Media, Inc.	17,900	9,457
	Le Chateau, Inc.	51,400	665,837
	Leon’s Furniture, Ltd.	93,800	1,137,894
	Linamar Corp.	113,600	1,615,850
*	Mad Catz Interactive, Inc.	70,200	48,500
*	Martinrea International, Inc.	122,300	1,087,249
*	MDC Partners, Inc. Class A	60,800	492,330
*	MEGA Brands, Inc.	31,100	161,148
#	Reitmans Canada, Ltd.	100,500	1,678,659
*	RONA, Inc.	234,700	3,316,918
#	Torstar Corp. Class B	109,600	1,881,880
	TVA Group, Inc. Class B	7,000	108,316
	Uni-Select, Inc.	32,600	834,666
	Wescast Industries, Inc.	9,900	80,367
*	West 49, Inc.	45,700	32,038
*	Westport Innovations, Inc.	194,700	633,010
Total Consumer Discretionary			28,592,862

Consumer Staples — (2.6%)
	Canada Bread Co., Ltd.	8,500	602,362
*	CoolBrands International, Inc.	38,200	30,661
	Corby Distilleries, Ltd.	22,458	539,631
*	Cott Corp.	52,300	115,838
*	Fishery Products International, Ltd.	9,700	147,828
	Maple Leaf Foods, Inc.	131,100	1,720,916
#	Rothmans, Inc.	123,400	3,218,367
*	Saskatchewan Wheat Pool, Inc.	289,900	3,787,771
*	SunOpta, Inc.	88,200	536,772
	Sun-Rype Products, Ltd.	100	1,150
Total Consumer Staples			10,701,296

1

Energy — (19.1%)
*	Accrete Energy, Inc.	21,300	$99,548
	Akita Drilling, Ltd.	35,700	409,865
*	Alberta Clipper Energy, Inc.	134,700	298,345
*	Anderson Energy, Ltd.	187,333	730,870
*	Antrim Energy, Inc.	156,200	614,167
* #	Arawak Energy Corp.	211,200	506,408
* #	Aurora Energy Resources, Inc.	104,800	1,027,503
* #	Bankers Petroleum, Ltd.	815,600	928,089
*	Berens Energy, Ltd.	107,900	90,990
*	Birch Mountain Resources, Ltd.	21,051	14,116
* #	Birchcliff Energy, Ltd.	149,600	1,377,065
*	Bow Valley Energy, Ltd.	175,800	985,945
*	Breaker Energy, Ltd.	74,900	544,105
*	Burmis Energy, Inc.	74,600	208,433
	Calfrac Well Services, Ltd.	43,264	738,026
*	Calvalley Petroleum, Inc.	147,400	747,296
*	Canadian Superior Energy, Inc.	229,500	750,815
*	Candax Energy, Inc.	375,500	236,535
*	Canyon Services Group, Inc.	16,600	54,307
* #	Caspian Energy, Inc.	37,500	12,192
*	CE Franklin, Ltd.	11,200	83,182
*	Celtic Exploration, Ltd.	62,200	969,416
#	CHC Helicopter Corp. Class A	34,100	1,070,551
*	Cinch Energy Corp.	72,400	78,708
*	Coalcorp Mining, Inc.	146,871	390,960
*	Comaplex Minerals Corp.	28,700	173,498
*	Compton Petroleum Corp.	177,900	2,127,389
* #	Connacher Oil & Gas, Ltd.	419,400	1,491,389
*	Cordero Energy, Inc.	71,100	310,622
*	Corridor Resources, Inc.	97,700	625,359
*	Crew Energy, Inc.	103,900	1,313,199
*	Cyries Energy, Inc.	75,000	685,039
*	Delphi Energy Corp.	150,200	320,467
* #	Denison Mines Corp.	373,431	3,422,248
* #	Duvernay Oil Corp.	89,100	3,221,813
*	Ember Resources, Inc.	22,500	40,005
*	Endev Energy, Inc.	34,700	29,614
	Ensign Energy Services, Inc.	216,000	4,020,442
* #	First Calgary Petroleums, Ltd. Class A	336,500	1,094,031
*	Flint Energy Services, Ltd.	39,300	790,592
*	Galleon Energy, Inc. Class A	122,537	2,096,544
*	Gentry Resources, Ltd.	116,000	309,962
*	Great Plains Exploration, Inc.	21,100	18,865
* #	Grey Wolf Exploration, Inc.	39,800	82,896
* #	Heritage Oil Corp.	32,400	1,563,627
*	Highpine Oil & Gas, Ltd.	119,198	1,436,310
* #	Iteration Energy, Ltd.	142,900	887,091
*	Ivanhoe Energy, Inc.	481,600	797,570
*	Kereco Energy, Ltd.	138,400	656,671
*	Mahalo Energy, Ltd.	123,300	350,765
*	Midnight Oil Exploration, Ltd.	17,400	26,518
*	Nuvista Energy, Ltd.	90,400	1,511,795

2

*	Oilexco, Inc.	147,400	$2,250,873
*	Open Range Energy Corp.	12,800	44,867
*	Pacific Rubiales Energy Corp.	552,035	762,782
*	Paramount Resources, Ltd. Class A	68,800	1,202,296
	Pason Systems, Inc.	109,600	1,558,954
* #	Petrobank Energy & Resources, Ltd.	73,355	4,301,059
* #	Petrolifera Petroleum, Ltd.	52,700	669,291
*	ProEx Energy, Ltd.	84,000	1,304,912
*	Profound Energy, Inc.	4,100	14,580
*	ProspEx Resouces, Ltd.	85,568	339,055
	Pulse Data, Inc.	98,900	261,255
* #	Pure Energy Services, Ltd.	8,300	43,429
*	Questerre Energy Corp.	236,900	107,107
*	Rider Resources, Ltd.	81,700	483,103
*	Rock Energy, Inc.	12,200	39,045
	Savanna Energy Services Corp.	108,613	1,948,799
*	Saxon Energy Services, Inc.	191,400	1,053,988
	ShawCor, Ltd.	97,300	3,086,315
*	Storm Exploration, Inc.	75,000	891,542
*	Synenco Energy, Inc.	84,700	606,690
*	Technicoil Corp.	86,200	62,181
*	Tesco Corp.	59,900	1,476,428
*	Transglobe Energy Corp.	112,000	614,478
	Trican Well Service, Ltd.	231,871	4,040,221
*	TriStar Oil and Gas, Ltd.	31,267	476,192
*	Turnkey E&P, Inc.	23,600	90,875
*	TUSK Energy Corp.	186,100	334,668
*	UEX Corp.	264,988	1,456,525
*	Ur-Energy, Inc.	171,300	421,180
*	UTS Energy Corp.	636,800	3,804,302
*	Verenex Energy, Inc.	38,000	381,062
*	Vero Energy, Inc.	61,100	492,897
*	West Energy, Ltd.	125,300	432,837
*	Xtreme Coil Drilling Corp.	45,600	345,156
*	ZCL Composite, Inc.	70,300	649,967
Total Energy			78,420,669

Financials — (4.7%)
#	AGF Management, Ltd. Class B	176,351	4,210,565
	Canaccord Capital, Inc.	76,228	863,543
	Canadian Western Bank	105,500	2,975,545
	Clairvest Group, Inc.	1,900	27,991
	DundeeWealth, Inc.	51,100	671,815
	EGI Financial Holdings, Inc.	13,350	177,005
	Equitable Group, Inc.	24,300	592,039
	Gluskin Shef & Associates, Inc.	15,000	321,565
	Home Capital Group, Inc.	57,400	2,350,236
	Kingsway Financial Services, Inc.	107,600	1,433,209
#	Laurentian Bank of Canada	48,760	1,987,060
	Northbridge Financial Corp.	45,600	1,646,557
*	Pacific and Western Credit Corp.	9,000	64,923
	Quest Capital Corp.	457,220	1,054,498
#	Rentcash, Inc.	35,400	183,429
	Sceptre Invesment Counsel, Ltd.	23,500	234,224
#	Western Financial Group, Inc.	100,000	434,849
	Xceed Mortgage Corp.	32,800	64,650
Total Financials			19,293,703

3

Health Care — (4.5%)
*	Adherex Technologies, Inc.	49,000	$17,673
* #	AEterna Zentaris, Inc.	28,700	37,615
*	Akela Pharma, Inc.	19,338	20,630
*	Ambrilia Biopharma, Inc.	13,200	8,047
* #	Angiotech Pharmaceuticals, Inc.	174,200	509,724
*	BioMS Medical Corp.	187,300	679,361
*	Bioniche Life Sciences, Inc.	54,400	46,980
#	Biovail Corp.	293,740	4,154,291
*	Cangene Corp.	102,200	621,974
*	Cardiome Pharma Corp.	157,500	1,188,951
*	Conjuchem Biotechnologies, Inc.	39,000	3,368
*	CryoCath Technologies, Inc.	78,600	371,339
*	DiagnoCure, Inc.	30,400	75,981
*	Draxis Health, Inc.	129,300	516,280
* #	Imaging Dynamics Co., Ltd.	85,300	37,266
*	Isotechnika, Inc.	170,000	129,540
* #	Labopharm, Inc.	111,500	269,616
*	Logibec Group Informatique, Ltd.	1,200	25,542
*	MDS, Inc.	249,629	4,182,253
*	Medicure, Inc.	172,700	17,546
*	Microbix Biosystems, Inc.	27,900	29,480
*	Migenix, Inc.	2,000	772
* #	Neurochem, Inc.	15,700	24,724
*	Novadaq Technologies, Inc.	10,600	59,179
*	Oncolytics Biotech, Inc.	47,400	91,501
*	Oncothyreon, Inc.	9,650	36,767
*	Ondine Biopharma Corp.	60,500	58,395
*	Paladin Labs, Inc.	32,200	354,961
*	Parkbridge Lifestyles Communities, Inc.	29,300	149,589
*	Patheon, Inc.	197,500	670,206
* #	ProMetic Life Sciences, Inc.	602,400	312,140
*	QLT, Inc.	124,800	381,659
* #	Resverlogix Corp.	53,500	760,986
*	SemBioSys Genetics, Inc.	17,200	27,087
*	SXC Health Solutions Corp.	49,861	696,053
*	Theratechnologies, Inc.	134,200	1,116,686
* #	TLC Vision Corp.	68,700	161,934
*	Transition Therapeutics, Inc.	48,333	489,100
*	TSO3, Inc.	107,000	241,341
*	Vasogen, Inc.	12,500	22,225
Total Health Care			18,598,762

Industrials — (7.1%)
	Aecon Group, Inc.	64,600	1,140,714
*	Alexco Resource Corp.	67,400	321,849
*	Allen-Vanguard Corp.	131,100	562,095
*	ATS Automation Tooling System, Inc.	264,017	1,746,254
*	Avcorp Industries, Inc.	24,100	24,486
	Buhler Industries, Inc.	1,468	8,949
*	Carmanah Technologies Corp.	12,200	10,412
*	Ceramic Protection Corp.	8,700	37,567

4

#	Clarke, Inc.	83,056	$506,310
*	Commercial Solutions, Inc.	4,100	5,207
* #	Discovery Air, Inc. Class A	251,200	293,503
	Exco Technologies, Ltd.	9,700	34,493
*	Garda World Security Corp. Class A	54,800	848,516
*	GLV, Inc.	4,800	65,203
*	Heroux-Devtek, Inc.	55,700	472,537
* #	Hydrogenics Corp.	153,830	85,960
*	Intermap Technologies, Ltd.	91,200	551,323
*	Magellan Aerospace Corp.	160,100	206,581
	Marsulex, Inc.	36,800	450,536
*	Northstar Aerospace, Inc.	6,700	20,251
* #	Quebecor World, Inc.	74,800	18,999
	Richelieu Hardware, Ltd.	35,500	744,806
	Ritchie Brothers Auctioneers, Inc.	39,400	2,847,768
*	Royal Laser Corp.	138,300	82,903
#	Russel Metals, Inc.	125,800	3,259,233
* #	Silver Standard Resources, Inc.	115,092	4,283,282
*	Stantec, Inc.	85,000	2,795,479
*	The Churchill Corp.	32,900	555,214
#	Toromont Industries, Ltd.	122,200	3,675,001
	Transat A.T., Inc. Class A	2,400	68,275
	Transcontinental, Inc. Class A	135,328	2,226,020
*	Vector Aerospace Corp.	41,200	180,832
*	Vitran Corp., Inc.	20,200	250,384
*	West Timmins Mining, Inc.	196,400	167,616
*	Xantrex Technology, Inc.	78,444	628,827
Total Industrials			29,177,385

Information Technology — (6.6%)
*	20-20 Technologies, Inc.	20,200	140,584
*	Aastra Technologies, Ltd.	41,200	1,297,638
*	Absolute Software Corp.	77,100	983,089
* #	AXIA NetMedia Corp.	79,600	237,769
*	Belzberg Techologies, Inc.	18,000	85,771
	Calian Technologies, Ltd.	400	4,897
*	Celestica, Inc.	404,607	2,651,476
*	Certicom Corp.	18,200	27,367
*	COM DEV International, Ltd.	94,158	331,957
	Computer Modelling Group, Ltd.	11,700	174,742
*	Constellation Software, Inc.	14,200	346,398
*	Dalsa Corp.	38,000	503,835
* #	Divestco, Inc.	50,500	107,234
	Enghouse Systems, Ltd.	25,950	177,965
	Evertz Technologies, Ltd.	117,300	2,612,361
*	Exfo Electro-Optical Engineering, Inc.	60,400	268,172
*	Gemcom Software International, Inc.	96,700	245,619
	Gennum Corp.	65,100	690,520
*	Hemisphere GPS, Inc.	95,200	341,434
*	International Datacasting Corp.	56,000	36,982
* #	Intrinsyc Software International, Inc.	250,900	244,718
* #	Kaboose, Inc.	294,700	670,691
*	MacDonald Dettweiler & Associates, Ltd.	60,800	3,027,491
*	March Networks Corp.	35,700	202,756
*	Matrikon, Inc.	56,300	216,791

5

*	Miranda Technologies, Inc.	46,700	$450,749
	MKS, Inc.	22,600	28,243
	Mosaid Technologies, Inc.	23,400	392,754
* #	Open Text Corp.	96,100	3,104,882
* #	Points International, Ltd.	227,000	710,348
*	Q9 Networks, Inc.	39,700	479,586
	Quebecor, Inc. Class B	85,793	2,577,495
*	RDM Corp.	27,400	51,223
* #	Sierra Wireless, Inc.	68,200	988,787
*	SIRIT, Inc.	108,500	27,008
	Softchoice Corp.	37,530	648,219
*	The Descartes Systems Group, Ltd.	105,000	379,782
*	Tundra Semiconductor Corp.	30,750	135,903
*	Vecima Network, Inc.	22,908	164,318
*	Webtech Wireless, Inc.	125,300	458,298
*	Wi-LAN, Inc.	248,000	627,402
* #	Zarlink Semiconductor, Inc.	151,886	132,712
Total Information Technology			26,985,966

Materials — (31.5%)
* #	Adanac Molybdenum Corp.	126,100	111,463
*	Alamos Gold, Inc.	175,900	1,329,638
*	Almaden Minerals, Ltd.	82,500	217,094
*	Altius Minerals Corp.	47,500	949,276
	Amerigo Resources, Ltd.	188,865	449,016
*	Anvil Mining, Ltd.	149,340	2,045,317
* #	Apollo Gold Corp.	149,612	103,364
*	Aquiline Resources, Inc.	98,600	1,067,895
*	Atna Resource, Ltd.	117,347	175,260
*	Atrium Innovations, Inc.	28,700	531,573
* #	Augusta Resource Corp.	165,600	652,810
*	Aurelian Resources, Inc.	205,880	1,920,222
*	Aurizon Mines, Ltd.	268,400	1,235,308
*	Baffinland Iron Mines Corp.	176,610	708,773
* #	Baja Mining Corp.	260,100	459,816
*	Breakwater Resources, Ltd.	537,700	775,752
*	Caledonia Mining Corp.	295,400	51,022
*	Campbell Resources, Inc.	94,387	12,467
*	Canadian Gold Hunter, Corp.	72,402	102,985
* #	Canadian Royalties, Inc.	201,080	484,186
*	Canadian Zinc Corp.	222,200	146,741
	Canam Group, Inc. Class A	99,900	1,065,735
*	Candente Resource Corp.	147,965	287,136
*	Canfor Corp.	188,574	1,534,648
*	Capstone Mining Corp.	156,745	558,979
* #	Cardero Resource Corp.	53,400	66,191
*	Carpathian Gold, Inc.	143,472	72,884
	Cascades, Inc.	130,821	1,100,531
*	Catalyst Paper Corp.	305,300	514,908
	CCL Industries, Inc. Class B	50,900	1,789,322
*	Chariot Resouces, Ltd.	558,800	567,742
*	Claude Resources, Inc.	274,000	361,900
*	Crew Gold Corp.	22,300	42,595
* #	Crystallex International Corp.	353,925	747,944
*	Dundee Precious Metals, Inc.	176,554	1,074,482

6

*	Eastern Platinum, Ltd.	1,271,090	$4,584,577
*	Eastmain Resources, Inc.	29,014	32,721
*	Eldorado Gold Corp.	634,195	4,413,752
*	Endeavour Silver Corp.	94,500	402,291
*	Entree Gold, Inc.	180,800	459,233
*	Equinox Minerals, Ltd.	672,690	3,847,848
*	Erdene Gold, Inc.	80,889	86,293
*	Etruscan Resources, Inc.	220,175	523,454
*	Euro Goldfields, Ltd.	447,360	2,695,296
*	Far West Mining, Ltd.	91,420	315,802
* #	Farallon Resources, Ltd.	606,900	480,957
* #	First Nickel, Inc.	135,300	85,228
*	FNX Mining Co., Inc.	147,706	4,853,251
*	Formation Capital Corp.	422,300	257,435
*	Forsys Metals Corp.	98,800	334,269
*	Fortune Minerals, Ltd.	46,870	77,621
*	Fraser Papers, Inc.	39,800	115,245
*	Fronteer Development Group, Inc.	159,385	1,436,368
*	Frontera Copper Corp.	118,400	571,400
*	GBS Gold International, Inc.	135,100	233,345
* #	Glencairn Gold Corp.	95,800	204,399
*	Globestar Mining Corp.	188,306	355,854
* #	Globex Mining Enterprises, Inc.	3,100	10,236
*	Gold Eagle Mines, Ltd.	182,900	1,443,874
*	Golden Peaks Resources	5,500	7,488
* #	Golden Star Resources, Ltd.	588,800	2,428,781
* #	Grande Cache Coal Corp.	176,000	572,212
* #	Great Basin Gold, Ltd.	322,090	1,066,816
*	Great Panther Resources, Inc.	127,510	202,099
* #	Greystar Resources, Ltd.	85,087	523,014
*	Guyana Goldfields, Inc.	89,852	658,200
*	Hanfeng Evergreen, Inc.	94,691	1,161,209
#	Harry Winston Diamond Corp.	111,200	2,910,350
*	High River Gold Mines, Ltd.	563,120	1,916,639
*	HudBay Minerals, Inc.	214,700	4,100,950
	IAMGOLD Corp.	597,200	4,829,781
*	Imperial Metals Corp.	49,490	538,520
* #	Inter-Citic Minerals, Inc.	135,637	281,127
*	International Forest Products, Ltd. Series A	122,300	621,285
	International Royalty Corp.	155,780	984,457
*	Intertape Polymer Group, Inc.	92,000	242,093
*	Ivernia, Inc.	296,960	515,927
* #	Jinshan Gold Mines, Inc.	284,000	744,445
*	Kirkland Lake Gold, Inc.	96,680	1,048,083
*	La Mancha Resources, Inc.	11,000	6,035
* #	Lake Shore Gold Corp.	233,800	451,328
* #	Laramide Resources, Ltd.	82,700	413,395
* #	Linear Gold Corp.	59,235	168,512
*	Major Drilling Group International, Inc.	43,600	2,526,297
*	Malaga, Inc.	65,000	21,463
*	MDN, Inc.	133,880	142,823
* #	Mega Uranium, Ltd.	278,800	917,767
*	Metallic Ventures Gold, Inc.	12,200	26,030
	Methanex Corp.	166,100	4,797,788
* #	Migao Corp.	66,700	565,857

7

*	Minco Base Metals Corp.	2,780	$—
*	Minco Gold Corp.	13,900	16,382
*	Minco Silver Corp.	60,900	254,923
*	Neo Material Technologies, Inc.	181,200	769,536
	Norbord, Inc.	177,400	1,038,175
* #	North American Palladium, Ltd.	69,310	587,295
*	Northgate Minerals Corp.	750,600	2,364,094
#	Nova Chemicals Corp.	122,900	3,744,751
*	Nuinsco Resources, Ltd.	19,000	5,212
*	Olympus Pacific Minerals, Inc.	82,500	35,204
*	Orvana Minerals, Corp.	113,000	88,402
*	Pacific Rim Mining Corp.	173,732	199,459
*	Pan Amer Silver Corp.	98,200	3,925,007
*	Pelangio Mines, Inc.	134,200	629,925
* #	Petaquilla Minerals, Ltd.	179,480	514,233
*	Platinum Group Metals, Ltd.	120,087	417,270
*	PolyMet Mining Corp.	249,577	882,426
*	Qgx, Ltd.	93,500	367,635
*	Quadra Mining, Ltd.	105,050	2,157,034
* #	Queenston Mining, Inc.	84,096	321,261
*	Redcorp Ventures, Ltd.	691,600	203,773
* #	Resin Systems, Inc.	215,680	230,088
*	Richmont Mines, Inc.	22,200	84,808
* #	Rubicon Minerals Corp.	216,900	293,093
	Samuel Manu-Tech, Inc.	19,700	200,353
*	Scandinavian Minerals, Ltd.	40,530	251,601
* #	Scorpio Minining Corp.	229,000	351,323
*	SEMAFO, Inc.	421,365	637,880
*	Shore Gold, Inc.	344,800	1,555,410
	Silvercorp Metals, Inc.	273,200	2,747,960
*	Skye Resources, Inc.	58,830	478,171
*	St. Andrew Goldfields, Ltd.	90,185	45,814
*	Starfield Resources, Inc.	506,815	468,582
	Stella-Jones, Inc.	21,100	791,049
*	Stornoway Diamond Corp.	533,822	325,419
*	Suramina Resources, Inc.	5,700	6,834
* #	Tanzanian Royalty Exploration Corp.	154,713	932,129
*	Taseko Mines, Ltd.	257,100	1,363,538
* #	Teal Exploration & Mining, Inc.	43,745	200,003
* #	Tembec, Inc.	58,300	26,655
*	Thompson Creek Metals Company, Inc.	198,400	4,039,559
* #	Timminco, Ltd.	158,000	3,430,490
*	Tiomin Resources, Inc.	199,455	16,212
*	TVI Pacific, Inc.	169,346	12,044
* #	Uranium Participation Corp.	128,100	1,503,231
* #	Vaaldiam Resources, Ltd.	120,900	65,102
*	Wesdome Gold Mines, Ltd.	70,300	114,280
#	West Fraser Timber Co., Ltd.	68,632	2,213,935
*	Western Canadian Coal Corp.	289,208	790,419
	Winpak, Ltd.	45,000	299,467
	Yamana Gold, Inc.	1	9
*	Yukon-Nevada Gold Corp.	360,900	568,346
Total Materials			129,092,296

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	97,536

8

Utilities — (1.0%)
*	BioteQ Environmental Technologies, Inc.	118,300	$466,349
*	Boralex, Inc. Class A	59,100	933,711
* #	Canadian Hydro Developers, Inc.	237,500	1,360,935
#	Emera, Inc.	49,800	1,035,719
*	MAXIM Power Corp.	66,000	308,458
	Pacific Northern Gas, Ltd.	3,800	70,112
Total Utilities			4,175,284

TOTAL COMMON STOCKS			345,135,759

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	3,909

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $3,450,000 FNMA 3.50%, 03/25/33, valued at $641,155) to be repurchased at $631,155	$631	631,000

SECURITIES LENDING COLLATERAL — (15.8%)
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $82,519,024 FHLMC, rates ranging from 4.471%(r) to 6.500%, maturities ranging from 08/01/26 to 01/01/38; FNMA 6.282%(r), 07/01/16; & GNMA 4.750%, 03/20/34 & 7.000%, 03/15/37, valued at $66,046,450) to be repurchased at $64,768,580	64,751	64,751,421

TOTAL INVESTMENTS - (100.0%) (Cost $410,416,319) ##		$410,522,089

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$345,139,668
Level 2 – Other Significant Observable Inputs	65,382,421
Level 3 – Significant Unobservable Inputs	—
Total	$410,522,089

9

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.3%)
COMMON STOCKS — (0.3%)
*	Alpargatas S.A.I.C.	1,078	$1,471
	Alto Palermo SA Series A	5,000	19,380
	BBVA Banco Frances SA	399,900	1,054,000
*	Capex SA Series A	52,893	393,622
*	Celulosa Argentina SA Series B	24,922	40,417
*	Central Puerto SA Series B	16,000	29,271
*	Endesa Costanera SA Series B	114,100	150,364
*	Gas Natural Ban SA	345,000	267,442
*	IRSA Inversiones y Representaciones SA	657,649	897,257
*	Juan Minetti SA	353,151	257,335
	Ledesma S.A.A.I.	242,632	412,286
*	MetroGas SA Series B	543,115	212,194
*	Molinos Rio de la Plata SA Series B	596,060	2,393,481
*	Petrobras Energia Participacio	139,720	163,765
	Siderar S.A.I.C. Series A	649,191	5,354,568
	Solvay Indupa S.A.I.C.	555,366	933,359
*	Transportadora de Gas del Sur SA Series B	445,280	425,260

TOTAL — ARGENTINA			13,005,472

BRAZIL — (11.9%)
COMMON STOCKS — (1.8%)
	Brasil Telecom Participacoes SA	59,520	1,751,002
	Companhia de Bebidas das Americas	90,424	6,844,227
	Companhia de Concessoes Radoviarias	166,800	2,845,592
	Companhia Siderurgica Nacional SA	724,212	27,022,516
	CPFL Energia SA	1,935	42,336
	Empresa Brasileira de Aeronautica SA	696,921	7,788,899
	Lojas Renner SA	15,810	313,844
	Perdigao SA	7,898	191,997
	Souza Cruz SA	210,700	6,133,736
*	Tele Norte Celular Participacoes SA	1,152	51,772
	Tele Norte Leste Participacoes SA	59,254	2,238,975
	Tractebel Energia SA	203,300	2,559,433
*	Vivo Participacoes SA	64,140	499,511
	Weg SA	489,800	6,589,173
TOTAL COMMON STOCKS			64,873,013

PREFERRED STOCKS — (10.1%)
	Aracruz Celulose SA Series B	711,999	5,149,162
	Aracruz Celulose SA Sponsored ADR	48,400	3,506,096
	Banci Itau Holding Financeira SA	1,336,000	33,868,086
	Banco Bradesco SA	1,284,316	40,251,167

1

* Banco Bradesco SA Receipts Preferred	22,178	$695,071
Brasil Telecom Participacoes SA	234,026	3,265,930
Brasil Telecom Participacoes SA ADR	12,100	836,110
Brasil Telecom SA	501,129	5,565,137
Braskem SA Preferred A	435,600	3,693,752
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	117,300	2,531,754
Companhia de Bebidas das Americas	2,083	171,582
Companhia de Bebidas das Americas Preferred ADR	382,700	31,182,396
Companhia Energetica de Minas Gerais	329,700	6,277,772
Companhia Energetica de Minas Gerais SA Sponsored ADR	21,800	414,854
Companhia Paranaense de Energia-Copel Series B	100,000	1,626,752
Companhia Vale do Rio Doce Series A	2,791,120	82,655,839
Companhia Vale do Rio Doce Series B	81,160	—
Companhia Vale do Rio Doce Sponsored ADR	341,600	10,015,712
* Empresa Nasional de Comercio Redito e Participacoes SA	480	10,786
Gerdau SA	378,134	12,367,448
Gol Linhas Aereas Inteligentes SA	70,500	1,220,649
Investimentos Itau SA	3,669,626	23,327,112
Klabin SA	682,875	2,309,766
Lojas Americanas SA	100,000	910,650
Metalurgica Gerdau SA	148,275	6,532,131
Suzano Papel e Celullose SA	143,545	2,245,145
Tele Norte Leste Participacoes SA	180,034	4,507,504
Tele Norte Leste Participacoes SA ADR	137,000	3,429,110
Telecomunicacoes de Sao Paulo SA	548,100	15,660,926
Telemar Norte Leste SA	148,500	8,215,753
Tim Participacoes SA ADR	109,680	4,499,074
Unibanco-Uniao de Bancos Brasileiros SA	40,000	238,898
Unibanco-Uniao de Bancos Brasileiros SA GDR	46,000	6,238,520
Unibanco-Uniao de Bancos Brasileiros Units SA	1,780,960	24,116,837
Usinas Siderurgicas de Minas Gerais SA Series A	300,808	17,431,958
Usinas Siderurgicas de Minas Gerais SA Series B	487	30,815
Vivo Participacoes SA	1,148,746	6,928,750
Vivo Participacoes SA ADR	110,000	667,700
Votorantim Celulose e Papel SA	71,336	2,236,553
TOTAL PREFERRED STOCKS		374,833,257

TOTAL — BRAZIL		439,706,270

CHILE — (2.9%)
COMMON STOCKS — (2.9%)
Banco de Chile Series F ADR	52,395	2,963,985
Banco de Credito e Inversiones SA Series A	21,794	719,037
Banco Santander Chile SA ADR	295,998	15,320,856
CAP SA	116,535	3,678,164
Colbun SA	9,359,730	1,471,947
Compania Cervecerias Unidas SA ADR	115,400	3,833,588
Compania General de Electricidad SA	28,230	204,903
* Compania SudAmericana de Vapores SA	557,551	1,102,471
Compania Telecomunicaciones de Chile SA Sponsored ADR	421,400	3,375,414
CorpBanca SA	69,972,500	461,712
Distribucion y Servicio D&S SA ADR	208,828	5,389,851
Embotelladora Andina SA Series A ADR	109,600	2,084,592
Embotelladora Andina SA Series B ADR	89,100	1,782,891
Empresa Nacional de Electricidad SA Sponsored ADR	514,018	21,778,943

2

	Empresa Nacional de Telecomunicaciones SA	113,317	$1,993,896
	Empresas CMPC SA	46,072	1,758,164
	Empresas Copec SA	298,855	5,127,172
	Enersis SA Sponsored ADR	424,303	6,691,258
	Lan Airlines SA Sponsored ADR	629,500	8,422,710
	Madeco SA Sponsored ADR	4,450	48,683
#	Masisa SA ADR	38,553	385,530
	S.A.C.I. Falabella SA	480,511	2,494,239
	Sociedad Quimica y Minera de Chile SA Sponsored ADR	61,300	11,956,565
	Sociedad Quimica y Minera de Chile SA Sponsored ADR Class A	902	255,266
	Vina de Concha y Toro SA Sponsored ADR	67,750	2,705,935
TOTAL COMMON STOCKS			106,007,772

RIGHTS/WARRANTS — (0.0%)
*	Cia General de Electricidad SA Rights 12/13/07	3,100	—

TOTAL — CHILE			106,007,772

CHINA — (5.0%)
COMMON STOCKS — (5.0%)
* #	Air China, Ltd.	1,798,000	1,683,794
	Aluminum Corp. of China, Ltd.	28,000	54,315
	Aluminum Corp. of China, Ltd. ADR	100,300	4,884,610
* #	Angang Steel Co., Ltd.	679,640	1,782,178
* #	Anhui Conch Cement Co., Ltd.	292,000	2,248,809
* #	Bank of China, Ltd.	17,292,000	7,243,126
#	Bank of Communications Co., Ltd.	4,593,000	5,464,366
#	Beijing Capital International Airport Co., Ltd.	866,000	907,594
	Beijing Enterprises Holdings, Ltd.	252,000	1,034,879
#	Byd Co., Ltd.	229,900	430,228
	China Construction Bank Corp.	13,185,000	9,989,696
*	China COSCO Holdings Co., Ltd.	2,040,000	5,927,487
* #	China Everbright, Ltd.	348,600	797,843
*	China Insurance International Holdings Co., Ltd.	240,000	620,538
*	China Life Insurance Co., Ltd.	9,000	35,005
*	China Life Insurance Co., Ltd. ADR	94,700	5,500,176
	China Mengniu Dairy Co., Ltd.	548,000	1,478,134
#	China Merchants Holdings (International) Co., Ltd.	684,000	3,684,306
	China Mobile, Ltd.	4,500	67,435
	China Mobile, Ltd. Sponsored ADR	105,400	7,864,948
*	China National Building Material Co., Ltd.	452,000	1,415,025
* #	China Netcom Group Corp (Hong Kong), Ltd. Sponsored ADR	52,100	3,190,083
*	China Oilfield Services, Ltd.	946,000	1,841,001
	China Petroleum and Chemical Corp. (Sinopec)	46,000	50,103
	China Petroleum and Chemical Corp. (Sinopec) ADR	82,000	8,974,080
	China Resources Enterprise, Ltd.	754,000	2,676,825
	China Resources Power Holdings Co., Ltd.	938,000	2,329,983
	China Shenhua Energy Co., Ltd.	2,028,000	10,329,831
#	China Shipping Container Lines Co., Ltd.	2,280,550	1,011,318
*	China Shipping Development Co., Ltd.	876,000	2,709,441
*	China Southern Airlines Co., Ltd. ADR	15,500	768,800
*	China Telecom Corp., Ltd. ADR	89,000	6,533,490
	China Travel International Investment Hong Kong, Ltd.	1,382,000	744,337

3

	China Unicom, Ltd. ADR	206,500	$4,383,995
	Citic Pacific, Ltd.	699,000	3,784,195
	CNOOC, Ltd.	45,000	74,956
	CNOOC, Ltd. ADR	73,700	12,217,249
	COSCO Pacific, Ltd.	590,000	1,274,050
	Datang International Power Generation Co., Ltd.	2,106,000	1,410,258
	Denway Motors, Ltd.	2,594,000	1,311,198
*	Dongfang Electric Co., Ltd.	94,000	564,042
*	Dongfeng Motor Corp.	1,516,000	924,416
	GOME Electrical Appliances Holdings, Ltd.	955,000	2,100,159
	Guangdong Investment, Ltd.	1,182,000	623,440
* #	Guangshen Railway Co., Ltd. Sponsored ADR	13,200	425,040
#	Guangzhou R&F Properties Co., Ltd.	601,600	1,823,049
* #	Guangzhou Shipyard International Co., Ltd.	34,000	135,435
#	Hengan International Group Co., Ltd.	352,000	1,386,991
#	Hopson Development Holdings, Ltd.	258,000	429,051
* #	Huadian Power International Corp.	694,000	233,016
*	Huaneng Power International, Inc. ADR	47,600	1,547,000
*	Industrial and Commercial Bank of China (Asia), Ltd.	18,460,000	12,806,797
*	Jiangsu Express Co., Ltd.	592,000	553,300
*	Jiangxi Copper Co., Ltd.	429,000	993,805
	Lenova Group, Ltd.	1,442,000	1,000,707
*	Maanshan Iron and Steel Co., Ltd.	994,000	618,545
	Nine Dragons Paper Holdings, Ltd.	747,000	1,315,051
	PetroChina Co., Ltd. ADR	64,200	9,425,844
#	PICC Property and Casualty Co., Ltd.	1,498,000	1,570,777
	Ping An Insurance (Group) Co. of China, Ltd.	867,000	6,555,837
*	Shanghai Electric Group Co., Ltd.	1,846,000	1,306,585
	Shanghai Industrial Holdings, Ltd.	281,000	1,145,889
	Shimao Property Holdings, Ltd.	734,500	1,469,550
#	Sinofert Holdings, Ltd.	1,298,000	1,290,109
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	13,500	628,965
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	680,000	199,524
* #	Tsingtao Brewery Co., Ltd.	194,000	564,286
	Weichai Power Co., Ltd.	61,000	305,384
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	21,500	1,769,235
	Zhejiang Expressway Co., Ltd.	696,000	683,353
*	Zijin Mining Group Co., Ltd.	2,290,000	3,041,865
* #	ZTE Corp.	90,000	487,376
TOTAL COMMON STOCKS			186,654,108

RIGHTS/WARRANTS — (0.0%)
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	2,350	—

TOTAL — CHINA			186,654,108

CZECH REPUBLIC — (1.3%)
COMMON STOCKS — (1.3%)
	CEZ A.S.	381,144	28,120,343
	Komercni Banka A.S.	27,759	6,789,827
	Phillip Morris CR A.S.	954	412,912
	Telefonica 02 Czech Republic A.S.	230,085	7,211,437
*	Unipetrol A.S.	119,768	2,034,192
#	Zentiva NV	38,106	2,076,253

TOTAL — CZECH REPUBLIC			46,644,964

4

HUNGARY — (1.6%)
COMMON STOCKS — (1.6%)
	ELMU NYRT	185	$32,545
	Magyar Telekom Telecommunications P.L.C.	1,050,555	5,070,169
#	MOL Hungarian Oil & Gas NYRT	168,429	22,944,572
#	OTP Bank NYRT	471,768	19,062,907
#	Richter Gedeon NYRT	37,901	8,181,274
* #	Tiszai Vegyi Kombinat NYRT	74,964	2,447,312

TOTAL — HUNGARY			57,738,779

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
	Aban Offshore, Ltd.	16,521	1,670,306
	Adani Enterprises, Ltd.	51,000	868,910
	Aditya Birla Nuvo, Ltd.	47,172	1,979,600
	Alstom Projects India, Ltd.	32,043	575,199
	Ambuja Cements, Ltd.	1,452,686	4,335,152
	Amtek Auto, Ltd.	55,615	417,304
	Apollo Hospitals Enterprise, Ltd.	21,437	261,691
*	Arvind Mills, Ltd.	90,436	109,007
	Asea Brown Boveri India, Ltd.	162,155	4,615,176
	Ashok Leyland, Ltd.	621,735	570,870
	Asian Paints (India), Ltd.	81,536	2,244,884
	Aventis Pharma, Ltd.	8,241	193,218
	Axis Bank, Ltd.	349,044	8,737,768
	Bajaj Auto, Ltd.	98,754	5,553,366
	Bajaj Hindusthan, Ltd.	49,677	301,302
*	Balrampur Chini Mills, Ltd.	41,380	94,956
	BEML, Ltd.	32,527	957,235
	Bharat Forge, Ltd.	174,384	1,245,073
	Biocon, Ltd.	87,444	958,513
	Cadila Healthcare, Ltd.	43,470	279,824
	Century Textiles & Industries, Ltd.	51,740	1,022,763
	Chennai Petroleum Corp., Ltd.	63,105	462,948
	Cipla, Ltd.	880,500	4,509,217
	Colgate-Palmolive (India), Ltd.	84,376	777,125
	Crompton Greaves, Ltd.	184,828	1,432,471
	Cummins India, Ltd.	135,892	1,123,642
	Dabur India, Ltd.	308,253	756,921
*	Dish TV India, Ltd.	304,209	454,928
	Divi’s Laboratories, Ltd.	31,510	1,069,428
	Dr. Reddy’s Laboratories, Ltd.	174,080	2,469,625
	EIH, Ltd.	165,150	702,343
	Exide Industries, Ltd.	202,666	374,519
	Gammon India, Ltd.	46,112	561,698
	GlaxoSmithKline Pharmaceuticals, Ltd.	63,067	1,723,638
	Glenmark Pharmaceuticals, Ltd.	140,860	1,688,720
	Godrej Consumer Products, Ltd.	95,928	320,029
	Godrej Industries, Ltd.	124,636	897,143
	Great Eastern Shipping Co., Ltd.	110,304	1,128,029
	Great Offshore, Ltd.	27,576	567,448

5

	HCL Infosystems, Ltd.	86,934	$452,956
	HCL Technologies, Ltd.	504,326	3,441,548
	HDFC Bank, Ltd.	386,733	13,821,382
	Hero Honda Motors, Ltd. Series B	243,623	4,592,191
	Hindustan Construction Co., Ltd.	40,914	166,538
	Hindustan Unilever, Ltd.	2,562,524	14,387,648
	ICICI Bank Sponsored ADR	629,447	32,630,532
	India Cements, Ltd.	94,232	484,351
	Indiabulls Financial Services, Ltd.	189,195	2,853,663
*	Indiabulls Sec	189,195	570,445
	Indian Hotels Co., Ltd.	644,960	1,997,352
	Industrial Development Bank of India, Ltd.	678,674	1,971,482
	Infosys Technologies, Ltd.	657,429	25,074,801
	ITC, Ltd.	3,899,423	19,408,654
	IVRCL Infrastructures & Projects, Ltd.	61,336	707,831
	Jaiprakash Associates, Ltd.	522,020	3,423,167
	Jammu & Kashmir Bank, Ltd.	20,547	357,643
	Jet Airways (India), Ltd.	19,348	349,576
	Jindal Steel & Power, Ltd.	104,510	5,907,884
	JSW Steel, Ltd.	106,526	2,788,764
	Jubilant Organosys, Ltd.	95,560	845,427
	Lakshmi Machine Works, Ltd.	3,903	196,155
	Larsen & Toubro, Ltd.	216,588	18,804,810
	Lupin, Ltd.	65,216	891,570
	Madras Cements, Ltd.	4,361	389,190
	Mahindra & Mahindra, Ltd.	267,561	4,555,928
	Mangalore Refinery & Petrochemicals, Ltd.	846,013	1,788,685
	Maruti Suzuki India, Ltd.	162,177	3,463,030
*	Matrix Laboratories, Ltd.	95,511	450,668
	Moser Baer (India), Ltd.	88,443	384,062
	Motor Industries Co., Ltd.	24,968	2,364,982
	Nagarjuna Construction Co., Ltd.	37,276	248,685
	Nicholas Piramal India, Ltd.	76,008	510,561
	Nirma, Ltd.	91,336	415,560
*	NPIL Research & Development	7,600	—
	Pantaloon Retail India, Ltd.	58,580	757,505
	Patni Computer Systems, Ltd.	116,382	686,790
	Petronet LNG, Ltd.	97,953	177,451
	Proctor & Gamble Hygiene & Health Care, Ltd.	11,227	203,311
	Ranbaxy Laboratories, Ltd.	411,794	4,544,584
	Raymond, Ltd.	35,367	297,298
	Reliance Capital, Ltd.	86,097	3,846,523
	Reliance Communications, Ltd.	1,071,955	15,186,012
	Reliance Energy, Ltd.	191,590	7,387,323
	Reliance Industries, Ltd.	1,030,847	62,714,712
*	Reliance Natural Resources, Ltd.	1,721,955	5,610,421
	Satyam Computer Services, Ltd.	772,898	8,262,808
	Sesa GOA, Ltd.	26,750	2,286,232
	Shree Cement, Ltd.	12,572	374,710
	Siemens India, Ltd.	255,806	5,151,959
	Sterling Biotech, Ltd.	83,096	314,348
*	Sterlite Industries (India), Ltd. Series A	431,495	8,899,150
*	Sun Pharma Advanced Research Co., Ltd.	162,432	389,717
	Sun Pharmaceuticals Industries, Ltd.	162,432	4,911,043
	Tata Chemicals, Ltd.	130,261	1,053,613

6

	Tata Communications, Ltd.	155,496	$1,709,353
	Tata Consultancy Services, Ltd.	378,487	8,179,937
	Tata Motors, Ltd.	408,049	7,033,006
	Tata Power Co., Ltd.	170,018	5,825,610
	Tata Steel, Ltd. (6101156)	533,336	10,530,589
*	Tata Steel, Ltd. (B28Z5L6)	533,337	1,780,567
	Tata Tea, Ltd.	41,503	839,799
*	Tata Teleservices Maharashtra, Ltd.	1,648,110	1,421,149
	Thermax, Ltd.	46,429	758,100
	Titan Industries, Ltd.	21,191	569,424
	TVS Motor Co., Ltd.	33,921	36,260
	Unitech, Ltd.	343,920	3,034,064
	United Phosphorus, Ltd.	69,388	571,986
	United Spirits, Ltd.	55,453	2,309,628
	Wipro, Ltd.	440,456	4,721,130
*	Wire & Wireless India, Ltd.	264,530	309,851
	Wockhardt, Ltd.	38,730	320,374
	Zee Entertainment Enterprises, Ltd.	529,060	3,142,379
*	Zee News, Ltd.	239,188	301,801
TOTAL COMMON STOCKS			415,160,227

RIGHTS/WARRANTS — (0.0%)
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	128,992	178,265
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RBIFRT61)	64,496	—
TOTAL RIGHTS/WARRANTS			178,265

TOTAL — INDIA			415,338,492

INDONESIA — (2.2%)
COMMON STOCKS — (2.2%)
	PT Astra Agro Lestari Tbk	456,500	1,555,954
	PT Astra International Tbk	6,034,461	18,106,434
	PT Bank Central Asia Tbk	15,260,000	5,893,422
	PT Bank Danamon Indonesia Tbk	2,896,000	2,384,545
*	PT Bank Pan Indonesia Tbk	280,000	19,537
	PT Bumi Resources Tbk	4,150,000	3,424,035
	PT Global Mediacom Tbk	1,100,000	105,778
	PT Gudang Garam Tbk	1,962,000	1,692,064
	PT Indocement Tunggal Prakarsa Tbk	1,210,000	983,610
	PT Indofood Sukses Makmur Tbk	7,143,500	2,239,577
	PT Indosat Tbk	7,165,500	5,255,574
	PT International Nickel Indonesia Tbk	3,310,000	3,370,732
	PT Kalbe Farma Tbk	4,300,000	489,789
	PT Lippo Karawaci Tbk	229,385	18,302
	PT Medco Energi International Tbk	2,396,000	1,059,242
*	PT Panasia Indosyntec Tbk	75,100	3,728
	PT Semen Gresik Tbk	4,579,000	2,610,896
	PT Telekomunikasi Indonesia Tbk	24,537,640	25,974,498
	PT Unilever Indonesia Tbk	5,752,500	4,245,358
	PT United Tractors Tbk	2,206,000	3,155,325

TOTAL — INDONESIA			82,588,400

7

ISRAEL — (4.0%)
COMMON STOCKS — (4.0%)
	Africa-Israel Investments, Ltd.	31,387	$2,003,143
	Bank Hapoalim B.M.	2,309,640	9,868,454
	Bank Leumi Le-Israel	2,521,861	11,586,909
	Bezeq Israeli Telecommunication Corp., Ltd.	3,036,759	5,580,651
	Clal Industries, Ltd.	215,443	1,065,747
	Clal Insurance Enterprise Holdings, Ltd.	42,165	921,115
	Delek Automotive Systems, Ltd.	11,121	159,482
	Delek Group, Ltd.	4,584	737,131
	Discount Investment Corp.	66,100	1,719,381
	Elbit Systems, Ltd.	56,043	3,124,871
*	First International Bank of Israel, Ltd. (6123804)	205,277	503,440
*	First International Bank of Israel, Ltd. (6123815)	48,660	586,709
	IDB Development Corp., Ltd. Series A	55,655	1,691,082
	IDB Holding Corp., Ltd.	36,578	1,081,144
	Israel Chemicals, Ltd.	1,410,154	19,140,793
	Koor Industries, Ltd.	22,390	1,578,232
*	Makhteshim-Agan Industries, Ltd.	843,283	7,028,986
	Migdal Insurance Holdings, Ltd.	600,593	902,258
*	NICE Systems, Ltd. Sponsored ADR	78,714	2,540,888
	Ormat Industries, Ltd.	113,997	1,478,397
	Osem Investment, Ltd.	94,181	1,072,136
	Partner Communications Co., Ltd.	124,006	2,606,064
*	Strauss Group, Ltd.	55,697	780,410
	Teva Pharmaceutical Industries, Ltd.	46,855	2,288,106
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	1,322,025	64,871,767
	United Mizrahi Bank, Ltd.	362,875	2,755,096

TOTAL — ISRAEL			147,672,392

MALAYSIA — (4.8%)
COMMON STOCKS — (4.8%)
	Affin Holdings Berhad	747,600	518,604
*	Airasia Berhad	1,839,000	890,095
	Alliance Financial Group Berhad	1,164,400	1,033,643
	AMMB Holdings Berhad	2,636,359	3,031,735
	Asiatic Development Berhad	573,300	1,648,091
	Batu Kawan Berhad	170,000	599,206
	Berjaya Sports Toto Berhad	1,248,800	1,995,815
	Boustead Holdings Berhad	542,900	833,727
	British American Tobacco Berhad	295,300	3,955,026
	Bumiputra-Commerce Asset Holdings Berhad	4,541,727	14,726,963
	Digi.Com Berhad	767,162	5,701,374
	EON Capital Berhad	507,100	792,691
	Fraser & Neave Holdings Berhad	61,000	148,438
	Gamuda Berhad	2,662,000	3,236,550
	Genting Berhad	3,486,500	7,375,168
	Hong Leong Bank Berhad	1,339,550	2,325,581
	Hong Leong Financial Group Berhad	638,429	924,406
	IGB Corp. Berhad	917,900	543,683
	IJM Corp. Berhad	994,800	2,233,666
	IOI Corp. Berhad	5,861,295	14,578,237
	IOI Properties Berhad	151,300	600,072
	KLCC Property Holdings Berhad	778,600	766,885
	KNM Group Berhad	1,052,500	1,979,901

8

	Kuala Lumpur Kepong Berhad	1,120,500	$6,425,792
	Lafarge Malayan Cement Berhad	626,280	1,008,274
	Magnum Corp. Berhad	1,487,600	1,543,367
	Malayan Banking Berhad	4,334,375	12,234,952
*	Malaysian Airlines System Berhad	990,467	1,265,622
	Malaysian Bulk Carriers Berhad	437,200	555,965
	Malaysian Pacific Industries Berhad	160,400	443,567
	MISC Berhad	3,003,132	8,218,652
	MMC Corp. Berhad	1,657,400	1,945,006
	Nestle (Malaysia) Berhad	229,200	1,882,577
	Oriental Holdings Berhad	241,300	433,141
*	Parkson Holdings Berhad	479,050	1,154,694
	Petronas Dagangan Berhad	747,900	1,952,496
	Petronas Gas Berhad	1,304,200	4,092,027
	Plus Expressways Berhad	3,046,800	2,952,539
*	Pos Malaysia & Services Holdings Berhad	227,300	142,488
	PPB Group Berhad	1,159,200	3,878,079
	Public Bank Berhad	1,550,201	5,091,684
	Resorts World Berhad	5,603,500	6,480,912
	RHB Capital Berhad	525,900	806,760
	Sarawak Energy Berhad	430,200	280,567
	Shell Refining Co. Federation of Malaysia Berhad	227,000	783,954
*	Sime Darby Berhad	3,961,909	14,386,650
	SP Setia Berhad	1,245,450	1,915,297
	Star Publications (Malaysia) Berhad	485,600	530,084
	Telekom Malaysia Berhad	2,832,800	10,000,694
	Tenaga Nasional Berhad	3,262,000	9,152,502
*	Transmile Group Berhad	164,000	93,133
	UEM World Berhad	911,300	977,925
	UMW Holdings Berhad	729,066	1,586,215
	United Plantations Berhad	12,600	55,860
	YTL Corp. Berhad	1,578,966	3,768,478
	YTL Power International Berhad	3,372,332	2,655,870
	Zelan Berhad	353,400	364,070

TOTAL — MALAYSIA			179,499,450

MEXICO — (8.6%)
COMMON STOCKS — (8.6%)
#	Alfa S.A.B. de C.V. Series A	640,590	4,007,426
	America Movil S.A.B. de C.V. Series L	25,236,559	76,298,766
	America Movil S.A.B. de C.V. Series L ADR	376,240	22,747,470
* #	Carso Global Telecom S.A.B. de C.V. Telecom Series A1	2,332,871	10,209,306
#	Cementos de Mexico S.A.B de C.V. Series B	4,347,633	11,934,679
	Cemex S.A.B. de C.V. Sponsored ADR	771,224	21,247,221
#	Coca-Cola Femsa S.A.B. de C.V. Series L	939,600	4,936,629
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	87,127	204,191
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,107	806
	Corporativo Fragua S.A.B. de C.V. Series B	21	236
*	Desc S.A. de C.V. Series B	123,968	114,592
* #	Dine S.A.B. de C.V.	123,968	120,958
	El Puerto de Liverpool S.A.B. de C.V. Series C1	339,500	1,901,961
	Embotelladora Arca S.A.B. de C.V., Mexico	334,100	1,310,196
* #	Empresas ICA S.A.B. de C.V.	103,950	625,641

9

#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,264,400	$9,070,286
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	127,643	5,105,720
	Gruma S.A.B. de C.V. Series B	90,406	260,582
#	Grupo Carso S.A.B. de C.V. Series A-1	1,913,532	8,397,386
	Grupo Continental S.A.B. de C.V.	358,600	887,292
#	Grupo Elektra S.A. de C.V.	126,080	2,943,044
#	Grupo Financiero Banorte S.A.B. de C.V.	2,275,936	9,456,503
	Grupo Financiero Inbursa S.A. de C.V. Series O	2,667,088	6,898,071
*	Grupo Gigante S.A.B. de C.V. Series B	117,282	239,711
#	Grupo Industrial Bimbo S.A.B. de C.V. Series A	961,100	5,204,837
#	Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	211,681
	Grupo Mexico S.A.B. de C.V. Series B	2,792,574	19,425,468
#	Grupo Modelo S.A.B. de C.V. Series C	1,756,600	8,035,092
	Grupo Nutrisa S.A. de C.V.	129	134
*	Grupo Qumma S.A. de C.V. Series B	1,591	27
#	Grupo Televisa S.A. (Certificate Representing Series A, Series D & Series L)	2,117,800	9,361,032
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	7,174,200
* #	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	3,161,776	4,076,949
#	Industrias Penoles S.A.B. de C.V.	324,600	7,577,031
#	Kimberly Clark de Mexico S.A.B. de C.V. Series A	980,200	4,048,015
#	Organizacion Soriana S.A.B. de C.V. Series B	1,997,700	5,295,490
*	Promotora y Operadora de Infraestructura S.A. de C.V.	2,085	7,300
*	Savia S.A. de C.V.	120,000	8,964
	Telefonos de Mexico S.A. de C.V. Series A	200,000	336,134
#	Telefonos de Mexico S.A.B. de C.V.	12,016,800	20,005,560
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	1,002,640
#	Vitro S.A.B. de C.V.	147,450	254,699
#	Wal-Mart de Mexico SAB de C.V. Series V	7,283,165	26,548,530

TOTAL — MEXICO			317,492,456

PHILIPPINES — (0.9%)
COMMON STOCKS — (0.9%)
	Aboitiz Equity Ventures, Inc.	3,075,000	523,939
	Ayala Corp. Series A	395,778	4,168,548
	Ayala Land, Inc.	15,145,418	4,304,019
*	Banco de Oro-EPCI, Inc.	1,818,808	2,346,984
	Bank of the Philippine Islands	3,533,947	4,769,943
*	Filipina Water Bottling Corp.	2,006,957	—
	International Container Terminal Services, Inc.	270,000	219,803
	Metro Bank & Trust Co.	1,587,735	1,630,472
	Petron Corp.	4,690,000	702,334
	Philippine Long Distance Telephone Co.	147,400	10,400,307
*	Pilipino Telephone Corp.	876,000	149,048
	SM Prime Holdings, Inc.	11,376,168	2,566,076
	Universal Robina Corp.	197,900	68,849

TOTAL — PHILIPPINES			31,850,322

POLAND — (1.8%)
COMMON STOCKS — (1.8%)
	Agora SA	98,779	1,850,447
	Bank Millennium SA	1,060,975	3,384,256

10

	Bank Pekao SA	260,827	$19,565,873
	Bank Przemyslowo Handlowy BPH SA	31,526	1,157,740
	Bank Zackodni WBK SA	70,914	5,242,160
*	Bioton SA	622,844	275,143
	Browary Zywiec SA	14,585	3,849,018
*	Cersanit SA	172,287	1,947,871
*	Getin Holdings SA	473,375	2,332,592
	Grupa Lotos SA	79,817	1,155,421
	Kredyt Bank SA	197,082	1,757,514
	Mondi Packaging Paper Swiecie SA	77,963	1,684,764
*	Netia Holdings SA	390,681	667,171
*	PBG SA	3,132	426,793
*	Polski Koncern Naftowy Orlen SA	472,958	8,023,164
	Telekomunikacja Polska SA	1,112,400	10,362,880
	TVN SA	205,099	1,973,771
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	219	73,420

TOTAL — POLAND			65,729,998

SOUTH AFRICA — (10.0%)
COMMON STOCKS — (10.0%)
	ABSA Group, Ltd.	500,878	7,089,776
#	African Bank Investments, Ltd.	733,060	2,887,879
	African Oxygen, Ltd.	354,545	1,311,544
	African Rainbow Minerals, Ltd.	184,031	4,750,019
	Anglo American Platinum Corp., Ltd.	144,856	22,706,297
#	AngloGold Ashanti, Ltd.	402,684	14,386,906
	ArcelorMittal South Africa, Ltd.	573,955	13,611,110
	Aspen Pharmacare Holdings, Ltd.	430,278	1,697,480
#	Aveng, Ltd.	571,523	4,492,423
	Barloworld, Ltd.	325,200	3,915,833
	Bidvest Group, Ltd.	429,926	6,339,863
	Discovery Holdings, Ltd.	871,014	3,020,274
	Exxaro Resources, Ltd.	114,491	1,479,172
	FirstRand, Ltd.	6,481,316	15,338,693
	Foschini, Ltd.	316,406	1,670,684
*	Freeworld Coatings, Ltd.	325,200	406,516
	Gold Fields, Ltd.	306,889	4,286,625
	Gold Fields, Ltd. Sponsored ADR	442,200	6,274,818
*	Harmony Gold Mining Co., Ltd.	416,418	5,058,558
	Impala Platinum Holdings, Ltd.	749,481	31,014,089
	Imperial Holdings, Ltd.	289,896	2,932,603
	Investec, Ltd.	276,298	2,096,088
	JD Group, Ltd.	238,923	1,287,942
	Kumba Iron Ore, Ltd.	132,643	5,637,471
#	Liberty Group, Ltd.	320,405	3,106,212
	Massmart Holdings, Ltd.	311,299	2,847,775
	MTN Group, Ltd.	2,592,990	40,604,384
	Murray & Roberts Holdings, Ltd.	426,289	5,332,888
	Nampak, Ltd.	796,643	1,865,156
	Naspers, Ltd. Series N	585,271	11,077,194
	Nedbank Group, Ltd.	565,855	8,346,201
	Network Healthcare Holdings, Ltd.	2,027,252	2,473,561
	Pick’n Pay Stores, Ltd.	654,640	2,589,843
	Pretoria Portland Cement Co., Ltd.	1,021,327	5,545,580

11

	Reunert, Ltd.	272,528	$1,986,694
	Sanlam, Ltd.	3,763,590	8,944,083
	Sappi, Ltd.	243,332	3,007,659
	Sappi, Ltd. Sponsored ADR	99,500	1,223,850
	Sasol, Ltd. Sponsored ADR	1,029,100	52,700,211
	Shoprite Holdings, Ltd.	702,735	3,625,328
	Standard Bank Group, Ltd.	1,891,617	23,608,075
	Steinhoff International Holdings, Ltd.	1,363,005	3,130,472
	Sun International, Ltd.	138,020	2,295,359
	Telkom South Africa, Ltd.	710,238	12,664,665
	Tiger Brands, Ltd.	253,166	4,506,179
	Truworths International, Ltd.	711,817	2,398,498
#	Woolworths Holdings, Ltd.	1,313,650	2,077,761

TOTAL — SOUTH AFRICA			369,650,291

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Amorepacific Corp.	3,527	2,195,675
#	Cheil Industrial, Inc.	20,690	928,062
*	CJ Cheiljedang Corp.	3,287	939,843
	Daegu Bank Co., Ltd.	58,240	796,620
	Daelim Industrial Co., Ltd.	18,800	2,925,426
#	Daewoo Engineering & Construction Co., Ltd.	256,578	5,492,108
#	Daewoo International Corp.	45,870	1,731,666
#	Daewoo Securities Co., Ltd.	103,195	2,529,081
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	142,290	5,607,394
	DC Chemical Co., Ltd.	6,626	2,371,160
	Dong Bu Insurance Co., Ltd.	22,580	894,011
* #	Doosan Corp.	8,040	1,540,588
#	Doosan Heavy Industries & Construction Co., Ltd.	28,950	4,181,581
#	Doosan Infracore Co., Ltd.	97,520	3,035,216
	GS Engineering & Construction Corp.	27,320	4,179,462
	GS Holdings Corp.	42,945	2,082,045
	Hana Financial Group, Inc.	112,261	4,981,356
	Hanjin Heavy Industries and Construction Co., Ltd.	15,169	929,299
#	Hanjin Shipping Co., Ltd.	5,822	220,370
	Hankook Tire Manufacturing Co., Ltd.	84,420	1,285,023
*	Hanwha Chemical Corp.	8,050	147,584
	Hanwha Corp.	22,240	1,352,757
	Hite Brewery Co., Ltd.	13,530	1,681,498
*	Honam Petrochemical Corp.	1,553	151,034
* #	Hynix Semiconductor, Inc.	118,050	3,035,699
#	Hyundai Department Store Co., Ltd.	7,630	717,532
	Hyundai Development Co.	37,270	2,657,786
#	Hyundai Heavy Industries Co., Ltd.	49,890	19,757,450
* #	Hyundai Merchant Marine Co., Ltd.	24,600	1,030,241
	Hyundai Mipo Dockyard Co., Ltd.	6,322	1,778,931
	Hyundai Mobis	53,070	4,073,600
#	Hyundai Motor Co., Ltd.	122,979	8,622,934
#	Hyundai Securities Co., Ltd.	46,721	816,712
#	Hyundai Steel Co.	58,560	4,530,699
*	Kangwon Land, Inc.	150,410	3,292,756
#	KCC Corp.	7,410	4,368,719
* #	Kia Motors Corp.	263,640	2,696,034

12

	Kookmin Bank	161,175	$9,933,148
*	Kookmin Bank Sponsored ADR	117,300	7,182,279
	Korea Electric Power Corp.	295,290	10,346,290
	Korea Exchange Bank	200,200	2,799,574
	Korea Gas Corp.	47,100	3,513,182
	Korea Investment Holdings Co., Ltd.	23,530	1,276,557
	Korea Zinc Co., Ltd.	4,366	659,216
	Korean Air Co., Ltd.	3,896	294,360
#	KT Corp.	195,930	9,633,492
*	KT Freetel, Ltd.	47,030	1,226,568
	KT&G Corp.	103,590	8,546,840
#	Kumho Industrial Co., Ltd.	10,764	522,810
	LG Chemical, Ltd.	36,776	3,073,764
#	LG Corp.	136,225	9,474,680
	LG Electronics, Inc.	88,910	9,575,919
#	LG Household & Healthcare Co., Ltd.	5,120	931,177
#	LG Phillips LCD Co., Ltd.	106,110	5,041,242
*	Lotte Confectionary Co., Ltd.	350	512,927
	LS Cable, Ltd.	8,728	824,932
#	POSCO	46,060	25,334,059
#	POSCO ADR	73,100	9,890,430
	Pusan Bank	73,990	979,116
	S1 Corp.	3,130	166,198
	Samsung Corp.	77,520	4,729,069
#	Samsung Electro-Mechanics Co., Ltd.	37,767	1,740,609
	Samsung Electronics Co., Ltd.	97,139	56,940,187
	Samsung Engineering Co., Ltd.	16,857	1,759,238
	Samsung Fire and Marine Insurance, Ltd.	27,229	5,382,422
#	Samsung Heavy Industries Co., Ltd.	126,000	4,176,886
* #	Samsung SDI Co., Ltd.	24,812	1,729,928
#	Samsung Securities Co., Ltd.	33,780	2,345,588
#	Samsung Techwin Co., Ltd.	28,393	1,449,802
	Shinhan Financial Group Co., Ltd.	190,952	10,286,357
*	Shinhan Financial Group Co., Ltd. ADR	19,900	2,112,186
#	Shinsegae Co., Ltd.	10,460	6,494,852
	SK Co., Ltd.	21,194	3,766,601
	SK Energy Co., Ltd.	51,889	7,045,133
* #	SK Networks Co., Ltd.	111,390	2,211,217
	SK Telecom Co., Ltd.	56,085	11,400,244
	S-Oil Corp.	47,310	3,342,788
* #	STX Corp.	11,280	741,440
* #	STX Shipbuilding Co., Ltd.	23,910	944,525
	Woongjin Coway Co., Ltd.	13,260	445,531
#	Woori Investment & Securities Co., Ltd.	67,386	1,528,668

TOTAL — SOUTH KOREA			361,869,983

TAIWAN — (9.3%)
COMMON STOCKS — (9.3%)
	Acer, Inc.	1,935,463	3,511,535
	Advanced Semiconductor Engineering, Inc.	2,906,808	2,664,962
	Advanced Semiconductor Engineering, Inc. ADR	151,600	700,392
	Advantech Co., Ltd.	336,427	776,827
	Asia Cement Corp.	2,245,937	3,687,303
	Asustek Computer, Inc.	2,693,723	7,436,688

13

	AU Optronics Corp.	5,013,298	$9,562,308
	AU Optronics Corp. Sponsored ADR	227,796	4,346,348
	Catcher Co., Ltd.	249,116	923,926
	Cathay Financial Holdings Co., Ltd.	8,465,487	21,210,607
	Cathay Real Estate Development Co., Ltd.	692,000	458,122
	Chang Hwa Commercial Bank	3,763,796	2,351,526
	Cheng Shin Rubber Industry Co., Ltd.	852,799	1,569,461
	Cheng Uei Precision Industry Co., Ltd.	225,390	513,261
	Chi Mei Optoelectronic Corp.	4,619,528	6,076,143
	China Airlines	2,565,981	1,383,469
	China Development Financial Holding Corp.	8,525,392	3,490,990
	China Motor Co., Ltd.	1,190,196	891,017
	China Steel Corp.	8,142,745	12,030,778
*	Chinatrust Financial Holdings Co., Ltd.	6,124,283	5,475,162
*	Chungwa Picture Tubes Co., Ltd.	5,710,226	1,910,999
*	CMC Magnetics Corp.	2,482,400	801,869
	Compal Communications, Inc.	270,270	504,715
	Compal Electronics, Inc.	2,763,112	2,490,337
	Delta Electronics Industrial Co., Ltd.	1,637,090	4,656,303
	D-Link Corp.	450,432	715,608
*	E.Sun Financial Holding Co., Ltd.	2,185,070	1,256,214
	Epistar Corp.	331,097	991,309
	Eternal Chemical Co., Ltd.	404,400	445,383
*	Eva Airways Corp.	2,660,444	1,460,210
	Evergreen Marine Corp., Ltd.	2,253,869	1,842,073
	Everlight Electronics Co., Ltd.	113,291	417,714
	Far East Textile, Ltd.	4,125,344	6,721,170
	Far Eastern Department Stores, Ltd.	110,000	201,165
*	Far Eastern International Bank	235,841	79,386
	First Financial Holding Co., Ltd.	5,023,209	4,484,457
	Formosa Chemicals & Fiber Co., Ltd.	5,426,141	13,186,427
	Formosa Plastics Corp.	4,721,167	12,726,779
	Formosa Taffeta Co., Ltd.	484,000	480,824
	Foxconn Technology Co., Ltd.	546,086	3,562,572
	Fubon Financial Holding Co., Ltd.	7,768,052	8,454,119
	High Tech Computer Corp.	386,227	7,973,159
	Hon Hai Precision Industry Co., Ltd.	5,183,007	30,922,443
	Hotai Motor Co., Ltd.	387,000	1,093,030
	Hua Nan Financial Holding Co., Ltd.	5,737,122	4,531,445
	Inventec Corp.	1,500,193	866,905
	Kinsus Interconnect Technology Corp.	210,100	547,992
	Largan Precision Co., Ltd.	81,855	882,355
	Lite-On Technology Corp.	1,438,205	1,964,637
* #	Macronix International ADR	9,399	43,020
	Macronix International Co., Ltd.	1,261,795	558,028
	Media Tek, Inc.	867,386	9,728,180
	Mega Financial Holding Co., Ltd.	9,477,535	6,767,607
	Mitac International Corp.	1,082,013	927,603
	Nan Ya Plastic Corp.	6,878,218	16,198,548
	Nanya Technology Co., Ltd.	3,664,634	2,109,430
*	Pacific Electric Wire & Cable Corp.	233,200	3,922
	Pan-International Industrial Corp.	196,525	352,451
	Phoenix Precision Technology Corp.	867	590
	Pou Chen Corp.	1,737,978	1,514,753
	President Chain Store Corp.	776,260	2,639,247

14

*	Qisda Corp.	1,183,990	$1,103,385
	Quanta Computer, Inc.	3,113,430	4,081,553
	Realtek Semiconductor Corp.	269,396	798,114
	Richtek Technology Corp.	69,000	608,850
	Shin Kong Financial Holding Co., Ltd.	3,336,660	2,396,026
	Siliconware Precision Industries Co., Ltd.	2,324,084	3,787,336
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	500	4,090
	SinoPac Holdings Co., Ltd.	4,399,033	1,903,189
	Sunplus Technology Co., Ltd.	240,591	268,709
	Synnex Technology International Corp.	700,331	1,716,181
*	Taishin Financial Holdings Co., Ltd.	3,774,225	1,756,022
*	Taiwan Business Bank	2,272,325	728,292
	Taiwan Cement Corp.	2,391,976	4,255,497
	Taiwan Cooperative Bank	1,263,160	1,047,769
	Taiwan Glass Industrial Corp.	1,176,915	1,370,878
	Taiwan Life Insurance Co., Ltd	242,000	405,532
	Taiwan Semiconductor Manufacturing Co., Ltd.	22,163,693	43,297,743
*	Tatung Co., Ltd.	2,839,000	1,663,287
	Teco Electric & Machinery Co., Ltd.	250,000	140,747
	Transcend Information, Inc.	203,999	563,814
	Tung Ho Steel Enterprise Corp.	503,000	796,888
	U-Ming Marine Transport Corp.	648,860	1,784,024
	Uni-President Enterprises Corp.	2,663,801	3,824,064
	United Microelectronics Corp.	12,019,754	7,134,481
*	Via Technologies, Inc.	813,000	497,031
	Walsin Lihwa Corp.	2,278,539	1,091,932
	Wan Hai Lines Co., Ltd.	1,625,914	1,380,727
	Winbond Electronics Corp.	3,308,000	906,509
	Wintek Corp.	747,438	729,669
	Wistron Corp.	1,031,020	1,702,592
*	Ya Hsin Industrial Co., Ltd.	738,018	—
	Yageo Corp.	613,000	186,431
	Yang Ming Marine Transport Corp.	2,041,069	1,346,229
*	Yuanta Financial Holding Co., Ltd.	1,526,885	1,338,617
	Yulon Motor Co., Ltd.	1,239,250	1,674,545
	Zyxel Communication Corp.	315,070	343,366
TOTAL COMMON STOCKS			342,709,922

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	184,885	24,221

TOTAL — TAIWAN			342,734,143

THAILAND — (1.8%)
COMMON STOCKS — (1.8%)
	Advance Info Service PCL (Foreign)	2,764,500	9,222,319
	Bangkok Bank PCL (Foreign)	650,000	2,746,624
#	Bangkok Bank PCL (Foreign) NVDR	1,256,200	5,188,435
#	Bangkok Dusit Medical Services PCL (Foreign)	586,600	624,340
	Bangkok Expressway PCL (Foreign)	250,000	173,948
#	Bank of Ayudhya PCL (Foreign) NVDR (6075949)	2,779,900	2,252,183
*	Bank of Ayudhya PCL (Foreign) NVDR (6359933)	258,000	202,465
	Banpu Coal, Ltd.	24,100	367,530
	Banpu PCL (Foreign)	132,000	2,013,026

15

	BEC World PCL (Foreign)	1,992,000	$1,740,429
	Big C Supercenter PCL (Foreign) NVDR	25,000	36,736
#	Bumrungrad Hospital PCL (Foreign)	297,000	349,134
	C.P. Seven Eleven PCL (Foreign)	2,614,700	913,795
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	2,547,600	485,643
	Central Pattana PCL (Foreign)	888,500	818,634
	Charoen Pokphand Foods PCL (Foreign)	7,587,100	1,113,659
	Delta Electronics (Thailand) PCL (Foreign)	1,293,510	953,437
	Hana Microelectronics PCL (Foreign)	387,400	233,855
*	Italian-Thai Development PCL	1,617,400	465,051
	Kasikornbank PCL (Foreign)	1,860,300	5,289,813
	Kasikornbank PCL (Foreign) NVDR	164,500	459,921
#	Krung Thai Bank PCL (Foreign)	10,520,070	3,576,322
	Land & Houses PCL (Foreign)	2,130,310	615,912
	Land and Houses PCL (Foreign) NVDR	3,647,800	979,314
	Precious Shipping PCL	559,500	497,728
	Precious Shipping PCL (Foreign) NVDR	320,400	285,026
*	PTT Aromatics & Refining PCL (Foreign)	1,381,437	1,854,351
	PTT Chemical PCL (Foreign)	851,560	3,192,505
	Ratchaburi Electricity Generating Holding PCL (Foreign)	1,458,000	2,038,189
	Sahaviriya Steel Industries PCL (Foreign)	1,694,000	48,977
#	Siam Cement PCL (Foreign) (6609906)	270,000	1,852,899
#	Siam Cement PCL (Foreign) (6806387)	257,213	1,961,275
	Siam Commercial Bank PCL (Foreign)	1,784,166	4,959,953
	Siam Makro PCL (Foreign)	112,500	352,065
	Thai Oil PCL (Foreign)	1,175,600	2,950,672
#	Thai Union Frozen Products PCL (Foreign)	1,352,020	876,289
	Thanachart Capital PCL (Foreign)	890,550	435,726
	The Siam Cement PCL (Foreign)	377,100	2,587,882
#	Thoresen Thai Agencies PCL (Foreign)	276,000	420,905
*	TMB Bank PCL (Foreign)	22,454,501	941,698
*	True Corp. PCL (Foreign)	3,537,200	606,859
TOTAL COMMON STOCKS			66,685,524

RIGHTS/WARRANTS — (0.0%)
*	True Corp. PCL (Foreign) Rights 03/31/08	1,444,563	—

TOTAL — THAILAND			66,685,524

TURKEY — (2.7%)
COMMON STOCKS — (2.7%)
	Akbank T.A.S.	2,662,780	14,095,778
	Akcansa Cimento Sanayi ve Ticaret A.S.	72,188	333,261
	Aksigorta A.S.	177,399	880,671
	Anadolu Efes Biracilik ve Malt Sanayi A.S.	690,222	7,609,222
	Arcelik A.S	289,702	1,631,420
*	Dogan Sirketler Grubu Holding A.S.	1,473,018	1,853,365
*	Dogan Yayin Holding A.S.	551,734	1,394,570
	Enka Insaat ve Sanayi A.S.	565,775	8,512,641
	Eregli Demir ve Celik Fabrikalari Turk A.S.	706,316	4,966,511
	Ford Otomotiv Sanayi A.S.	226,033	2,129,823
*	Koc Holding A.S. Series B	1,029,108	3,875,777
	Migros Turk A.S.	120,891	1,899,880
	Tofas Turk Otomobil Fabrikasi A.S.	94,800	433,585

16

	Tupras-Turkiye Petrol Rafinerileri A.S.	289,886	$7,349,493
*	Turk Ekonomi Bankasi A.S.	202,536	323,149
	Turk Sise ve Cam Fabrikalari A.S.	1,020,678	1,570,189
	Turkcell Iletisim Hizmetleri A.S.	257,680	2,545,980
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	3,698,718
	Turkiye Garanti Bankasi A.S.	2,676,148	15,871,036
	Turkiye Is Bankasi A.S.	2,860,249	13,119,261
*	Yapi ve Kredi Bankasi A.S.	2,116,764	4,784,631

TOTAL — TURKEY			98,878,961

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $9,655,000 FNMA 6.50%, 08/01/36, valued at $8,422,013) to be repurchased at $8,296,032	$8,294	8,294,000

SECURITIES LENDING COLLATERAL — (9.7%)
@ Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $104,904,171 FHLMC 4.725%(r), 09/01/35 & FNMA 5.900%, 08/01/37 & 6.000%, 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	100,000	100,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $326,855,872 FHLMC, rates ranging from 4.757%(r) to 6.500%, maturities ranging from 06/01/35 to 01/01/38; FNMA, rates ranging from 4.554%(r) to 6.017%(r), maturities ranging from 11/01/33 to 11/01/46; & GNMA 7.000%, 09/15/37, valued at $263,964,736) to be repurchased at $258,857,535	258,789	258,788,956
TOTAL SECURITIES LENDING COLLATERAL		358,788,956

TOTAL INVESTMENTS - (100.0%)
(Cost $2,051,049,078) ##		$3,696,830,733

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,223,059,441
Level 2 – Other Significant Observable Inputs	2,473,771,292
Level 3 – Significant Unobservable Inputs	—
Total	$3,696,830,733

17

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	1,007	$1,374
	Banco Macro SA	213,986	510,914
*	Capex SA Series A	26,370	196,242
*	Carboclor SA	50,662	25,763
*	Celulosa Argentina SA Series B	8,473	13,742
*	Central Puerto SA Series B	61,000	111,597
	Cresud SA Comercial Industrial Financiera y Agropecuaria	201,401	349,720
	Dycasa SA Series B	23,052	32,523
*	Endesa Costanera SA Series B	50,000	65,891
	Ferrum SA de Ceramica y Metalurgica Series B	36,599	46,530
	Fiplasto SA	21,500	12,667
*	Grupo Estrella SA Series B	30,460	10,484
	Importadora y Exportadora de la Patagonia Series B	24,999	209,681
	Introductora de Buenos Aires SA Series A	9,832	4,390
*	IRSA Inversiones y Representaciones SA	379,635	517,952
*	Juan Minetti SA	131,531	95,844
	Ledesma S.A.A.I.	387,128	657,817
*	MetroGas SA Series B	90,000	35,163
*	Polledo SA Industria Constructora y FinancierA	88,891	16,924
	Solvay Indupa S.A.I.C.	440,500	740,313
TOTAL COMMON STOCKS			3,655,531

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	201,401	31,225

TOTAL — ARGENTINA			3,686,756

BRAZIL — (10.1%)
COMMON STOCKS — (1.3%)
	Acos Villares SA Avil	120,000	61,025
	ArcelorMittal Inox Brasil SA	4,290	243,534
	Cia de Saneamento do Parana	163,800	251,836
	Companhia de Concessoes Radoviarias	44,200	754,048
	Energias do Brazil SA	8,202	126,345
	Eternit SA	290,970	1,242,270
*	Globex Utilidades SA	58,737	1,094,090
*	Gradiente Electronica SA	2,600	7,334
*	IdeiasNet SA	205,300	725,974
	Industrias Romi SA	12,600	125,918
*	M&G Poliester SA	640,780	71,993
*	Mangels Industrial SA	7,300	158,855
	Metalurgica Gerdau SA	2,907	122,049

1

	Perdigao SA	370,175	$8,998,825
#	Perdigao SA ADR	71,200	3,403,360
	Sao Paulo Alpargatas SA	5,100	422,210
	Weg SA	97,000	1,304,920
TOTAL COMMON STOCKS			19,114,586

PREFERRED STOCKS — (8.8%)
	ArcelorMittal Inox Brasil SA	124,376	7,079,672
	Banco Mercantil do Brasil SA	6,500	67,648
*	Bardella SA Industrias Mecanicas	1,100	128,792
	Braskem SA Preferred A	146,000	1,238,034
#	Braskem SA Special Preferred A Sponsored ADR	301,000	5,083,890
	Centrais Electricas de Santa Catarina SA	80,900	1,972,867
	Companhai Energetica do Ceara Coelce Series A	128,000	1,756,017
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	21,800	945,902
	Companhia de Tecidos Norte de Minas	184,142	1,039,889
	Companhia Paranaense de Energia-Copel Series B	478,800	7,788,888
#	Companhia Paranaense de Energia-Copel Sponsored ADR	15,800	256,276
	Confab Industrial SA	634,253	2,062,794
	Duratex SA	370,000	7,548,341
	Eletropaulo Metropolita SA Preferred A	69,600,000	5,572,610
*	Empressa Metropolitanade Aguas e Energia SA	24,000	170,303
	Energisa SA Prf NPV	27,760	151,021
	Forjas Taurus SA	203,700	1,088,905
	Fras-Le SA	20,200	60,561
	Gol Linhas Aereas Inteligentes SA	81,900	1,418,031
*	Industria de Bebidas Antarctica Polar SA	23,000	35,702
*	Inepar Industria e Construcoes SA	21,390	524,916
	Klabin SA	3,038,300	10,276,788
	Lojas Americanas SA	288,703	2,629,074
	Magnesita SA Series A	87,900,000	2,923,243
*	Magnesita SA Series C	202,338	5,982
	Mahle-Metal Leve SA Industria e Comercio	28,666	522,094
	Marcopolo SA	506,800	2,106,797
	Metalurgica Gerdau SA	165,229	7,279,026
*	Net Servicos de Comunicacao SA	400,902	4,411,795
* #	Net Servicos de Comunicacao SA Preferred ADR	176,445	1,930,308
*	Paranapanema SA	119,150	1,074,471
	Petroquimica Uniao SA	32,400	280,681
	Randon e Participacoes SA	302,600	2,862,989
	Rasip Agro-Pastoril SA	51,000	17,793
*	SA Fabrica de Produtos Alimenticios Vigor	225,000	385,844
	Sadia SA	1,138,000	6,433,256
#	Sadia SA ADR	300,000	5,067,000
*	Santista Textil SA	16,400	250,495
	Sao Paulo Alpargatas SA	26,200	1,623,653
	Saraiva Livreiros Editores	59,000	1,088,173
*	Sharp SA Equipamentos Eletronicos	30,200,000	357
	Suzano Papel e Celullose SA	617,034	9,650,848
	Suzano Petroquimica SA	531,705	3,235,317
*	Tele Norte Celular Participacoes SA	10,990	170,852
	Telemig Celular Participacoes SA	86,801	2,694,727
	Ultrapar Participacoes SA	285,341	10,663,816

2

	Uniao de Industrias Petroquimicas SA Series B	2,060,709	$1,974,069
*	Varig Participacoes Em Transportes	122,026	1,082
*	Varig Particpacoes Em Servicos	116,823	900
	Vivo Participacoes SA	527,112	3,179,317
	Votorantim Celulose e Papel SA	12,623	395,761
#	Votorantim Celulose e Papel SA Sponsored ADR	155,700	4,898,322
	Whirlpool SA	301,516	618,686
TOTAL PREFERRED STOCKS			134,644,575

RIGHTS/WARRANTS — (0.0%)
*	Net Servicos de Comunicacao SA Rights 03/07/08	4,407	313

TOTAL — BRAZIL			153,759,474

CHILE — (1.4%)
COMMON STOCKS — (1.4%)
	Banmedica SA	1,355,107	1,722,758
	Cementos Bio-Bio SA	454,753	1,080,245
	Cintac SA	305,977	174,979
	Compania de Consumidores de Gas Santiago SA	69,187	329,462
*	Compania SudAmericana de Vapores SA	1,682,905	3,327,684
	CorpBanca SA	466,016,129	3,074,999
	Cristalerias de Chile SA	170,424	2,016,262
	Empresas Iansa SA	9,232,481	700,584
	Farmacias Ahumada SA	275,876	1,183,236
	Industrias Forestales SA	20,000	5,642
	Madeco SA	14,534,460	1,647,974
	Madeco SA Sponsored ADR	22,200	242,868
	Masisa SA	5,065,669	1,075,194
	Parque Arauco SA	1,284,368	1,426,605
	Soquimic Comercial SA	562,478	282,074
	Vina de Concha y Toro SA	1,256,613	2,540,036
#	Vina de Concha y Toro SA Sponsored ADR	7,386	294,997
*	Vina San Pedro SA	40,113,498	330,860

TOTAL — CHILE			21,456,459

CHINA — (6.8%)
COMMON STOCKS — (6.8%)
*	Advanced Semiconductor Manufacturing Corp.	524,000	18,567
#	AMVIG Holdings, Ltd.	1,115,100	1,221,285
* #	Anhui Expressway Co., Ltd.	674,000	563,209
* #	AviChina Industry and Technology Co., Ltd.	1,904,000	481,606
*	Baoye Group Co., Ltd.	428,000	362,309
* #	Beijing Capital Land, Ltd.	1,368,000	671,282
	Beijing Enterprises Holdings, Ltd.	96,000	394,240
* #	Brilliance China Automotive Holdings, Ltd.	6,694,000	1,321,831
#	Byd Co., Ltd.	1,102,000	2,062,250
	Catic Shenzhen Holdings, Ltd.	324,000	246,740
	Chaoda Modern Agriculture	4,767,631	5,349,836
* #	China Aerospace International Holdings, Ltd.	2,933,900	376,587
#	China Everbright International, Ltd.	4,041,800	1,932,521
* #	China Foods, Ltd.	1,719,200	1,048,794
#	China Gas Holdings, Ltd.	3,701,500	1,211,810

3

#	China Green (Holdings), Ltd.	1,119,800	$1,286,559
*	China Haidian Holdings, Ltd.	2,455,000	226,386
#	China Infrastructure Machinery Holdings, Ltd.	1,407,000	2,197,904
*	China Insurance International Holdings Co., Ltd.	333,000	860,997
* #	China Mining Resources Group, Ltd.	7,433,900	1,093,962
* #	China Pharmaceutical Group, Ltd.	2,108,000	639,402
#	China Power International Development, Ltd.	4,564,200	1,729,118
	China Rare Earth Holdings, Ltd.	2,050,300	455,256
#	China Shineway Pharmaceutical Group, Ltd.	460,200	293,572
#	China State Construction International Holdings, Ltd.	770,000	1,383,062
	China Travel International Investment Hong Kong, Ltd.	5,244,000	2,824,388
#	China Yurun Food Group, Ltd.	1,835,000	2,276,153
* #	Chongqing Iron and Steel Co., Ltd.	736,000	303,622
*	CITIC 21CN Co., Ltd.	4,363,200	366,140
* #	CITIC Resources Holdings, Ltd.	5,374,000	2,413,466
	CNPC (Hong Kong), Ltd.	6,030,000	3,323,148
	Comba Telecom Systems Holdings, Ltd.	1,215,600	329,307
	COSCO International Holdings, Ltd.	1,515,000	1,191,778
* #	Dalian Port (PDA) Co., Ltd.	1,856,000	1,101,150
#	Digital China Holdings, Ltd.	443,800	336,065
#	Dynasty Fine Wines Group, Ltd.	1,744,600	457,473
*	Enerchina Holdings, Ltd.	1,881,945	69,101
*	First Tractor Co., Ltd.	432,000	305,643
* #	Founder Holdings, Ltd.	562,900	31,050
#	FU JI Food & Catering Services	648,800	1,143,608
#	Geely Automobile Holdings, Ltd.	7,146,900	730,849
	Global Bio-Chem Technology Group Co., Ltd.	4,331,400	1,784,156
* #	Golden Eagle Retail Group, Ltd.	2,489,000	2,570,739
*	Great Wall Motor Co., Ltd.	567,500	658,581
*	Great Wall Technology Co., Ltd.	442,000	117,112
	Guangdong Investment, Ltd.	6,796,000	3,584,515
*	Guangzhou Pharmaceutical Co., Ltd.	302,000	252,928
	GZI Transport, Ltd.	1,937,300	1,012,465
#	Hainan Meilan International Airport Co., Ltd.	331,000	384,812
*	Harbin Power Equipment Co., Ltd.	704,000	1,558,325
#	Hengan International Group Co., Ltd.	79,000	311,285
#	HKC (Holdings), Ltd.	9,919,657	2,218,164
#	Hopson Development Holdings, Ltd.	1,404,000	2,334,837
* #	Hunan Non-Ferrous Metal Corp., Ltd.	3,800,000	1,934,425
* #	Jingwei Textile Machinery Co., Ltd.	234,000	80,354
#	Kingway Brewery Holdings, Ltd.	1,595,800	392,435
#	Li Ning Co., Ltd.	2,099,000	6,463,807
#	Lianhua Supermarket Holdings Co., Ltd.	284,000	395,771
* #	Lingbao Gold Co., Ltd.	430,000	255,512
#	Mingyuan Medicare Development Co., Ltd.	3,561,900	630,284
	Minmetals Resources, Ltd.	1,922,000	872,555
*	Nanjing Panda Electronics Co., Ltd.	284,000	82,288
#	Neo-China Land Group (Holdings), Ltd.	1,594,025	1,042,703
*	Qingling Motors Co., Ltd.	1,700,000	302,729
* #	Semiconductor Manufacturing International Corp	43,249,000	3,470,115
* #	Shandong Molong Petroleum Machinery Co., Ltd.	1,592,000	257,692
* #	Shanghai Prime Machinery Co., Ltd.	796,000	252,435
*	Shenji Kunming Machine Tool Co., Ltd.	155,000	186,739
*	Shenzhen Expressway Co., Ltd.	2,150,000	2,003,855
#	Shenzhen International Holdings, Ltd.	16,364,300	1,807,603

4

	Shenzhen Investment, Ltd.	4,946,000	$2,640,401
*	Shenzhou International Group	1,095,000	373,321
	Shougang Concord International Enterprises Co., Ltd.	9,238,100	2,626,254
	Sichuan Expressway Co., Ltd.	1,154,000	476,541
	SinoCom Software Group, Ltd.	1,439,200	291,508
	Sinolink Worldwide Holdings, Ltd.	3,655,300	612,806
#	Sinopec Kantons Holdings, Ltd.	1,368,300	248,309
#	Sinotrans, Ltd.	4,013,000	1,243,053
	Skyworth Digital Holdings, Ltd.	3,244,300	358,630
	SRE Group, Ltd.	2,946,000	606,403
#	Stone Group Holdings, Ltd.	2,446,000	193,736
* #	TCL Communication Technology Holdings, Ltd.	8,987,000	335,216
* #	TCL Multimedia Technology Holdings, Ltd.	8,168,700	468,631
* #	Tianjin Capital Environmental Protection	442,000	199,963
	Tianjin Development Holdings, Ltd.	1,239,800	1,122,355
* #	Towngas China Co., Ltd.	2,388,000	1,068,766
	TPV Technology, Ltd.	3,750,000	2,247,423
* #	Travelsky Technology, Ltd.	1,646,000	1,381,444
*	Weiqiao Textile Co., Ltd.	1,164,000	1,616,303
*	Xiamen International Port Co., Ltd.	1,402,000	450,860
*	Xinao Gas Holdings, Ltd.	1,626,000	3,006,410
* #	Xiwang Sugar Holdings Co., Ltd.	1,138,000	522,146
*	Zhejiang Glass Co., Ltd.	441,000	389,704
TOTAL COMMON STOCKS			104,331,430

RIGHTS/WARRANTS — (0.0%)
*	China State Construction International Holdings, Ltd. Warrants 02/27/09	96,857	24,273
*	HKC (Holdings), Ltd. Warrants 11/30/09	512,466	23,709
TOTAL RIGHTS/WARRANTS			47,982

TOTAL — CHINA			104,379,412

HUNGARY — (0.4%)
COMMON STOCKS — (0.4%)
*	Danubius Hotel & Spa NYRT	47,091	2,062,977
* #	Fotex NYRT	299,751	1,185,922
* #	Pannonplast NYRT	197,205	1,750,856
*	RABA Automotive Holding NYRT	102,964	1,081,925
* #	Synergon Information Systems	37,006	331,319
	Zwack Unicum NYRT	1,100	99,839

TOTAL — HUNGARY			6,512,838

INDIA — (11.2%)
COMMON STOCKS — (11.2%)
*	3M India, Ltd.	4,899	229,547
*	Abhishek Industries, Ltd.	216,492	103,495
	Adlabs Films, Ltd.	66,472	1,368,344
	Ador Welding, Ltd.	17,588	76,773
	Aftek, Ltd.	125,900	162,342
*	Agro Tech Foods, Ltd.	39,674	156,114
	Alembic, Ltd.	329,290	443,145
	Alfa Laval (India), Ltd.	7,075	166,378

5

	Alok Industries, Ltd.	315,146	$536,641
	Ansal Properties & Infrastructure, Ltd.	196,315	1,034,748
	Apollo Hospitals Enterprise, Ltd.	124,821	1,523,746
	Apollo Tyres, Ltd.	880,050	949,980
*	Aptech, Ltd.	69,254	390,277
*	Arvind Mills, Ltd.	279,573	336,984
	Asahi India Glass, Ltd.	319,030	682,875
	Ashapura Minechem, Ltd.	134,220	901,189
	Asian Electronics, Ltd.	47,354	308,796
	Asian Hotels, Ltd.	26,208	438,207
	Astra Microwave Products, Ltd.	130,514	353,676
	Aurobindo Pharma, Ltd.	108,294	875,575
	Automotive Axles, Ltd.	19,185	246,702
	Avaya GlobalConnect, Ltd.	27,160	139,710
	Aventis Pharma, Ltd.	23,466	550,183
	Aztecsoft, Ltd.	76,802	150,508
	Bajaj Auto Finance, Ltd.	54,772	569,752
	Bajaj Hindusthan, Ltd.	81,444	493,975
	Balaji Telefilms, Ltd.	131,073	681,831
	Ballarpur Industries, Ltd.	340,543	1,165,072
	Balmer Lawrie & Co., Ltd.	23,290	228,950
*	Balrampur Chini Mills, Ltd.	876,659	2,011,702
	Bank of Maharashtra, Ltd.	660,031	894,893
	Bank of Rajasthan, Ltd.	215,182	905,241
	Bannari Amman Sugars, Ltd.	15,919	394,801
	BASF India, Ltd.	53,833	311,866
*	Bata India, Ltd.	86,199	348,948
	Berger Paints India, Ltd.	606,884	611,255
	Bharati Shipyard, Ltd.	50,252	788,852
	Bhushan Steel & Strips, Ltd.	82,431	2,054,520
	Birla Corp., Ltd.	190,628	1,061,426
	Blue Dart Express, Ltd.	16,011	240,495
	Blue Star, Ltd.	137,056	1,596,309
	BOC India, Ltd.	110,022	429,267
*	Bombay Burmah Trading Co.	10,000	130,558
	Bombay Dyeing & Manufacturing Co., Ltd.	79,721	1,358,532
	Bongaigaon Refinery & Petrochemicals, Ltd.	292,513	450,811
	Bosch Chassis Systems India	17,108	277,138
	Britannia Industries, Ltd.	30,375	1,027,554
	Cadila Healthcare, Ltd.	65,306	420,386
*	Cambridge Solutions, Ltd.	130,152	164,362
	Carborundum Universal, Ltd.	152,175	545,848
	Ceat, Ltd.	82,619	281,020
	Century Enka, Ltd.	37,178	115,774
	CESC, Ltd.	164,998	2,148,931
	Chambal Fertilizers & Chemicals, Ltd.	850,651	1,215,846
*	Chemplast Sanmar, Ltd.	79,745	19,542
	Chennai Petroleum Corp., Ltd.	231,113	1,695,479
*	Chi Investments, Ltd.	27,539	—
	Cholamandalam DBS Finance, Ltd.	42,010	220,863
	City Union Bank, Ltd.	504,250	479,239
	Clariant Chemicals (India), Ltd.	25,417	166,848
	CMC, Ltd.	29,521	666,295
	Coromandel Fertilisers, Ltd.	236,478	742,305
	Cranes Software International, Ltd.	182,944	566,142

6

	CRISIL, Ltd.	10,145	$847,832
*	Dabur Pharma, Ltd.	244,393	381,771
	Dalmia Cement (Bharat), Ltd.	60,289	543,906
	DCM Shriram Consolidated, Ltd.	258,455	457,268
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	172,498	555,252
	Dhampur Sugar Mills, Ltd.	67,667	99,920
	Dishman Pharmaceuticals & Chemicals, Ltd.	167,467	1,208,107
	E.I.D. - Parry (India), Ltd.	178,726	798,262
	Eicher Motors, Ltd.	51,963	361,133
	EIH, Ltd.	158,145	672,552
	Elder Pharmaceuticals, Ltd.	45,749	427,173
	Electrosteel Casings, Ltd.	384,060	547,433
	Elgi Equipments, Ltd.	112,237	162,549
	Esab India, Ltd.	31,753	373,005
*	Escorts, Ltd.	105,268	273,851
*	Essel Propack, Ltd.	229,455	261,892
*	Eveready Industries (India), Ltd.	149,446	186,634
	Exide Industries, Ltd.	1,222,682	2,259,469
	FAG Bearings (India), Ltd.	26,817	379,483
	FDC, Ltd.	423,054	334,793
	Federal Bank, Ltd.	279,298	2,033,919
	Finolex Cables, Ltd.	253,437	552,470
	Finolex Industries, Ltd.	229,394	431,069
	Gammon India, Ltd.	141,799	1,727,278
	Geodesic Information Systems, Ltd.	144,811	675,922
	Geometric, Ltd.	103,884	173,303
	GHCL, Ltd.	194,236	584,817
	Gillette India, Ltd.	8,591	187,240
	GlaxoSmithKline Consumer Healthcare, Ltd.	56,286	849,728
	Godfrey Phillips India, Ltd.	2,778	88,212
	Godrej Consumer Products, Ltd.	258,703	863,069
*	Goetze (India), Ltd.	60,504	132,458
	Graphite India, Ltd.	221,802	293,974
	Great Eastern Shipping Co., Ltd.	68,888	704,486
	Greaves Cotton, Ltd.	123,608	795,580
*	GTL Infrastructure, Ltd.	516,486	702,844
	GTL, Ltd.	258,243	1,589,583
	Gujarat Alkalies & Chemicals, Ltd.	135,835	576,678
	Gujarat Ambuja Exports, Ltd.	180,510	262,209
	Gujarat Fluorochemicals, Ltd.	164,960	1,003,271
	Gujarat Gas Co., Ltd.	85,660	671,600
	Gujarat Narmada Valley Fertilizers Co., Ltd.	246,752	1,104,400
	Gujarat State Fertilizers & Chemicals, Ltd.	129,079	802,505
	H.E.G., Ltd.	76,619	623,974
	HCL Infosystems, Ltd.	280,963	1,463,912
	Helios & Matheson Information Technology, Ltd.	30,779	68,166
	Hexaware Technologies, Ltd.	234,745	430,214
	Hikal, Ltd.	17,498	171,886
*	Himachal Futuristic Communications, Ltd.	1,315,900	742,979
	Himatsingka Seide, Ltd.	115,558	228,691
	Hinduja Ventures, Ltd.	36,075	482,401
	Hindustan Construction Co., Ltd.	512,201	2,084,890
*	Hindustan Motors, Ltd.	280,005	269,379
*	Hindustan Oil Exploration Co., Ltd.	207,036	564,667
	Hindustan Sanitaryware & Industries, Ltd.	69,904	99,135

7

	Honeywell Automation India, Ltd.	6,781	$291,159
	Hotel Leelaventure, Ltd.	852,415	1,067,258
	HTMT Global Solutions, Ltd.	36,075	270,328
	ICI India, Ltd.	50,985	712,112
	iGate Global Solutions, Ltd.	46,346	474,868
	India Glycols, Ltd.	47,189	329,186
	Indo Rama Synthetics (India), Ltd.	136,867	147,880
	Indoco Remedies, Ltd.	12,300	84,176
	IndusInd Bank, Ltd.	447,357	1,093,394
	Infomedia India, Ltd.	23,790	133,810
	Infotech Enterprises, Ltd.	87,418	598,359
	Ipca Laboratories, Ltd.	55,746	862,386
*	Ispat Industries, Ltd.	930,933	985,602
	J.B. Chemicals & Pharmaceuticals, Ltd.	136,681	199,362
	Jain Irrigation Systems, Ltd.	111,368	1,969,747
	Jammu & Kashmir Bank, Ltd.	87,581	1,524,441
	JBF Industries, Ltd.	99,101	349,093
	Jindal Poly Films, Ltd.	29,404	159,167
*	Jindal Saw, Ltd.	86,416	1,859,170
	Jindal Stainless, Ltd.	232,194	894,280
	JK Tyre and Industries, Ltd.	50,801	174,864
	Jubilant Organosys, Ltd.	91,504	809,544
	Jyoti Structures, Ltd.	135,753	686,823
	K.S.B. Pumps, Ltd.	15,895	142,788
	Kajaria Ceram	52,155	38,884
	Karnataka Bank, Ltd.	198,190	1,285,105
	Karur Vysya Bank, Ltd.	103,349	1,104,316
	KEC International, Ltd.	50,258	913,539
	Kesoram Industries, Ltd.	83,108	823,217
	Kirloskar Oil Engines, Ltd.	374,592	1,045,780
*	Konark Minerals, Ltd.	168,582	25,488
	KPIT Cummins Infosystems, Ltd.	141,710	290,706
	Lakshmi Machine Works, Ltd.	5,560	279,431
	Lanxess ABS, Ltd.	23,441	115,594
	LIC Housing Finance, Ltd.	148,431	1,122,402
	Macmillan India, Ltd.	8,169	34,280
	Madras Cements, Ltd.	1,770	157,961
	Maharashtra Scooters, Ltd.	4,550	36,627
	Maharashtra Seamless, Ltd.	99,628	828,401
	Mahindra Lifespace Developers, Ltd.	56,900	793,884
	Mahindra Ugine Steel Co., Ltd.	21,140	37,614
	Mangalam Cement, Ltd.	49,704	172,657
	Marico, Ltd.	1,201,360	1,862,845
	Mastek, Ltd.	66,016	443,986
*	Matrix Laboratories, Ltd.	400,039	1,887,580
*	MAX India, Ltd.	261,485	1,291,200
*	Megasoft, Ltd.	21,301	56,052
	Mercator Lines, Ltd.	350,017	871,810
	Merck, Ltd.	20,256	177,990
	Micro Inks, Ltd.	11,233	84,524
	MIRC Electronics, Ltd.	233,585	133,065
	Monnet Ispat, Ltd.	67,091	757,236
	Monsanto India, Ltd.	11,378	506,570
	Moser Baer (India), Ltd.	372,370	1,617,008
	Motherson Sumi Systems, Ltd.	666,405	1,757,173

8

	Mphasis, Ltd.	214,746	$1,202,735
	MRF, Ltd.	7,798	875,248
	Mukand, Ltd.	111,752	273,114
	Mukta Arts, Ltd.	1,572	5,546
*	Mysore Cements, Ltd.	274,729	268,457
	Nagarjuna Construction Co., Ltd.	309,858	2,067,205
*	Nagarjuna Fertilizers & Chemicals, Ltd.	836,022	1,051,347
*	Nahar Capital & Financial Services, Ltd.	31,896	—
*	Nahar Exports, Ltd.	45,938	28,521
	Nahar Spinning Mills, Ltd.	67,990	115,232
	Natco Pharma, Ltd.	42,713	116,526
	Navneet Publications (India), Ltd.	67,988	203,776
*	NELCO, Ltd.	40,558	113,793
*	Netflier Finco, Ltd.	16,933	15,653
	NIIT Technologies, Ltd.	114,330	367,159
	NIIT, Ltd.	340,635	1,037,851
	Nirma, Ltd.	28,800	131,034
	NOCIL, Ltd.	307,183	231,242
	Nucleus Software Exports, Ltd.	42,062	290,534
	OCL India, Ltd.	56,194	304,231
*	OCL Iron & Steel, Ltd.	168,582	25,488
*	Octav Invest	4,020	—
	Omax Autos, Ltd.	40,939	56,729
	Opto Circuits India, Ltd.	192,637	1,958,275
	Orchid Chemicals & Pharmaceuticals, Ltd.	113,459	704,458
	Orient Paper and Industries, Ltd.	296,620	360,740
	Panacea Biotec, Ltd.	131,578	1,039,948
	Pantaloon Retail India, Ltd.	2,575	33,298
	Patel Engineering, Ltd.	97,383	1,822,544
	Petronet LNG, Ltd.	624,101	1,130,617
	Pfizer, Ltd.	71,204	1,188,014
	Pidilite Industries, Ltd.	481,710	1,902,598
	Polaris Software Lab, Ltd.	157,531	341,849
	Praj Industries, Ltd.	268,545	1,170,446
	Pricol, Ltd.	132,536	82,212
	Prism Cements, Ltd.	596,393	705,833
	PSL, Ltd.	63,467	587,255
	PTC India, Ltd.	264,901	769,509
*	Punjab Tractors, Ltd.	28,848	201,449
	Radico Khaitan, Ltd.	218,080	583,870
*	Rain Commodities, Ltd.	76,883	398,854
	Rallis India, Ltd.	26,769	282,736
*	Rama Newsprint & Papers, Ltd.	83,017	66,786
	Raymond, Ltd.	98,113	824,747
*	REI Agro, Ltd.	107,592	3,873,402
	Reliance Industrial Infrastructure, Ltd.	24,104	818,068
	Rico Auto Industries, Ltd.	202,391	173,851
	Rolta India, Ltd.	266,216	1,981,845
	Ruchi Soya Industries, Ltd.	371,710	1,089,140
	Sakthi Sugars, Ltd.	61,507	115,998
*	Saregama India, Ltd.	27,039	115,105
*	SEAMEC, Ltd.	58,658	246,067
*	Selectron EMS India, Ltd.	9,432	—
	Shanthi Gears, Ltd.	79,510	136,602
	Shasun Chemicals & Drugs, Ltd.	54,483	82,232

9

	Shree Precoated Steel, Ltd.	111,700	$665,795
	Shriram Transport Finance Co., Ltd.	301,310	2,895,183
*	Shyam Telekink, Ltd.	470,508	51,965
*	Sicagen India, Ltd.	41,648	—
*	Sical Logistics, Ltd.	41,648	225,624
	SKF India, Ltd.	95,810	848,207
*	Solectron Centum Electronics, Ltd.	18,865	61,435
	Sona Koyo Steering Systems, Ltd.	174,060	223,266
	Sonata Software, Ltd.	155,438	153,455
	South India Bank, Ltd.	189,050	847,487
	SREI Infrastructure Finance, Ltd.	186,033	875,788
	SRF, Ltd.	118,415	342,693
*	SSI, Ltd.	13,697	48,198
	Sterling Biotech, Ltd.	469,728	1,776,956
	Sterlite Technologies, Ltd.	95,694	477,053
	Strides Arcolab, Ltd.	64,472	252,787
	Subex, Ltd.	59,420	393,597
	Subros, Ltd.	109,780	121,646
	Sundaram-Clayton, Ltd.	3,890	62,749
	Sundram Fastners, Ltd.	465,052	449,769
	Supreme Industries, Ltd.	22,265	140,527
	Supreme Petrochem, Ltd.	144,830	89,548
*	Swaraj Engines, Ltd.	3,100	22,569
	Syndicate Bank	375,000	898,647
	Taj GVK Hotels and Resorts, Ltd.	83,666	274,094
	Tata Elxsi, Ltd.	67,874	341,592
	Tata Investment Corp., Ltd.	50,540	711,114
	Tata Metaliks, Ltd.	42,871	169,731
*	Tata Teleservices Maharashtra, Ltd.	2,195,240	1,892,933
	Tele Data Informatics, Ltd.	304,790	158,615
*	Teledata Marine Solutions, Ltd.	152,395	130,439
*	Teledata Technology Solution	152,395	130,439
	Texmaco, Ltd.	21,569	861,618
	Thomas Cook (India), Ltd.	99,630	196,905
	Torrent Pharmaceuticals, Ltd.	194,766	756,220
	Torrent Power, Ltd.	49,230	178,394
	Trent, Ltd.	18,895	267,613
	Tube Investments of India, Ltd.	338,984	514,195
	TVS Motor Co., Ltd.	419,055	447,955
	Unichem Laboratories, Ltd.	64,944	244,260
	Usha Martin, Ltd.	433,015	1,029,304
*	Uttam Galva Steels, Ltd.	127,929	144,734
	Vardhman Textiles, Ltd.	76,291	223,458
	Varun Shipping Co.	261,746	503,775
	Vesuvius India, Ltd.	12,502	72,817
*	Welspun India, Ltd.	92,659	142,145
	Welspun-Gujarat Stahl Rohren, Ltd.	292,491	3,161,863
	Wockhardt, Ltd.	52,983	438,275
	Wyeth, Ltd.	40,457	505,165
	Zensar Technologies, Ltd.	41,117	129,754
	Zuari Industries, Ltd.	55,762	427,353
TOTAL COMMON STOCKS			170,699,952

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	620,622	117,409

10

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	9,548	$15,450

TOTAL — INDIA			170,832,811

INDONESIA — (3.4%)
COMMON STOCKS — (3.4%)
	PT Apexindo Pratama Tbk	2,187,000	429,771
*	PT Asahimas Flat Glass Tbk	1,012,000	342,476
	PT Astra Graphia Tbk	4,549,000	254,728
*	PT Bakrie & Brothers Tbk	59,706,500	2,211,123
*	PT Bakrieland Development Tbk	42,469,250	3,033,808
	PT Bank Niaga Tbk	26,487,500	2,160,287
*	PT Bank Pan Indonesia Tbk	27,710,375	1,933,484
*	PT Batu Buana Tbk	77,715	1,448
	PT Berlian Laju Tanker Tbk	11,737,700	3,080,649
	PT Bhakti Investama Tbk	24,551,100	1,899,555
	PT Budi Acid Jaya Tbk	7,007,000	215,238
	PT Charoen Pokphand Indonesia Tbk	7,948,500	842,102
*	PT Ciputra Surya Tbk	4,402,000	369,756
	PT Citra Marga Nusaphala Persada Tbk	7,106,000	1,271,998
*	PT Clipan Finance Indonesia Tbk	3,133,000	103,415
*	PT Davomas Adabi Tbk	41,920,000	1,333,898
*	PT Delta Dunia Petronda Tbk	6,110,000	732,014
*	PT Dynaplast Tbk	1,038,000	85,880
*	PT Energi Mega Persada Tbk	21,587,000	3,160,691
	PT Enseval Putera Megatrading Tbk	6,380,000	436,968
*	PT Ever Shine Textile Tbk	4,029,640	33,562
	PT Global Mediacom Tbk	8,180,000	786,606
	PT Gudang Garam Tbk	75,000	64,681
*	PT Hanson International Tbk	5,038,000	45,052
*	PT Hero Supermarket Tbk	33,000	16,564
*	PT Holcim Indonesia Tbk	16,152,500	2,398,200
	PT Indo-Rama Synthetics Tbk	2,211,000	159,668
*	PT Intiland Development Tbk	2,097,400	153,863
	PT Jaya Real Property Tbk	1,967,500	262,932
	PT Kalbe Farma Tbk	25,654,238	2,922,130
*	PT Kawasan Industry Jababeka Tbk	43,401,000	807,103
*	PT Keramika Indonesia Assosiasi Tbk	100,000	1,931
	PT Lippo Karawaci Tbk	35,036,250	2,795,435
	PT Matahari Putra Prima Tbk	10,021,500	662,357
	PT Mayorah Indah Tbk	2,473,500	402,220
	PT Medco Energi International Tbk	5,922,500	2,618,263
	PT Mitra Adiperkasa Tbk	3,295,000	235,492
*	PT Modern Photo Tbk	40,000	2,162
	PT Mustika Ratu Tbk	193,000	5,536
*	PT Pakuwon Jati Tbk	315,000	17,882
*	PT Panasia Indosyntec Tbk	79,000	3,922
*	PT Panin Insurance Tbk	9,119,500	262,965
*	PT Panin Life Tbk	51,214,500	907,315
	PT Petrosea Tbk	15,000	8,589
*	PT Pioneerindo Gourmet International Tbk	29,000	1,280

11

*	PT Polychem Indonesia Tbk	7,963,500	$121,097
*	PT Prasidha Aneka Niaga Tbk	84,000	588
	PT Pudjiadi Prestige, Ltd. Tbk	45,500	1,180
	PT Ramayana Lestari Sentosa Tbk	14,295,000	1,256,063
	PT Samudera Indonesia Tbk	223,000	124,948
	PT Selamat Semp Tbk	1,920,000	85,251
	PT Sinar Mas Agro Resources & Technology Tbk	1,071,460	1,178,302
*	PT Sumalindo Lestari Jaya Tbk	2,011,250	569,888
	PT Summarecon Agung Tbk	10,342,266	1,009,066
*	PT Sunson Textile Manufacturer Tbk	2,325,500	100,049
*	PT Suparma Tbk	2,400,000	59,565
*	PT Surabaya Agung Industri Pulp & Kertas Tbk	64,500	1,743
*	PT Surya Dumai Industri Tbk	3,298,500	—
*	PT Suryainti Permata Tbk	2,334,500	468,999
*	PT Suryamas Dutamakmur Tbk	125,000	2,396
	PT Tempo Scan Pacific Tbk	10,365,500	717,866
*	PT Texmaco Jaya Tbk	93,000	30,265
	PT Timah Tbk	1,549,500	5,410,071
	PT Trias Sentosa Tbk	9,198,400	186,818
	PT Trimegah Sec Tbk	9,961,000	269,261
	PT Tunas Ridean Tbk	3,838,000	434,104
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	390,000	19,942
*	PT Unggul Indah Cahaya Tbk	48,239	13,104
TOTAL COMMON STOCKS			51,535,565

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	3,886,925	177,945
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	483,000	7,726
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	1,126,125	7,081
*	PT Summarecon Agung Tbk Rights 06/21/10	738,733	20,373
TOTAL RIGHTS/WARRANTS			213,125

TOTAL — INDONESIA			51,748,690

ISRAEL — (2.4%)
COMMON STOCKS — (2.4%)
*	Africa Israel Industries, Ltd.	2,031	149,310
	Alony Hetz Properties & Investments, Ltd.	229,186	741,940
*	Alvarion, Ltd.	185,133	1,376,182
*	American Israeli Paper Mills, Ltd.	8,541	545,749
	Analyst IMS Investment Management Services, Ltd.	19,892	232,191
*	AudioCodes, Ltd.	95,696	394,673
	Azorim Investment Development & Construction Co., Ltd.	85,573	1,065,968
	Baran Group, Ltd.	26,753	509,149
	Beit Shemesh Engines Holdings, Ltd.	1	—
	Blue Square Chain Investments and Properties, Ltd.	47,576	337,982
	Blue Square-Israel, Ltd.	100,987	1,029,718
	Clal Industries, Ltd.	234,629	1,160,656
*	Compugen, Ltd.	11,938	29,398
	Dan Vehicle & Transportation DVT, Ltd.	52,579	433,202
	Danya Cebus, Ltd.	38,937	438,143
	Delek Automotive Systems, Ltd.	223,460	3,204,551
	Delek Drilling LP, Ltd.	1,333,958	738,533
*	Delta-Galil Industries, Ltd.	42,862	225,799

12

*	Direct Insurance - I.D.I. Insurance Co., Ltd.	132,217	$545,282
	Elbit Medical Imaging, Ltd.	37,507	1,616,373
*	Electra (Israel), Ltd.	9,403	1,217,700
*	Elron Electronic Industries, Ltd.	73,914	693,917
*	Feuchtwanger Investments, Ltd.	4,200	14
*	First International Bank of Israel, Ltd.	206,994	507,651
	FMS Enterprises Migun, Ltd.	23,637	611,660
*	Formula Systems, Ltd.	18,238	226,683
*	Formula Vision Technologies, Ltd.	1	—
	Frutarom	155,741	1,268,681
*	Granite Hacarmel Investments, Ltd.	19,200	39,924
*	Hamlet (Israel-Canada), Ltd.	32,984	330,882
*	Hot-Cable Systems Media, Ltd.	72,776	1,030,259
*	Housing & Construction Holding Co., Ltd.	1,033,771	1,820,022
	IBI Investment House, Ltd.	22,725	235,848
	Industrial Building Corp., Ltd.	541,431	1,366,936
	Israel Petrochemical Enterprises, Ltd.	60,196	457,326
*	Israel Salt Industries, Ltd.	100,478	541,211
	Ituran Location & Control, Ltd.	45,195	484,517
*	Jerusalem Oil Exploration, Ltd.	30,624	478,126
*	Knafaim Arkia Holdings, Ltd.	27,233	249,723
	Leader Holding & Investments, Ltd.	74,777	130,567
*	Magal Security Systems, Ltd.	18,398	121,555
*	Magic Software Enterprises, Ltd.	43,946	83,975
	Medtechnica, Ltd.	10,336	53,656
*	Metalink, Ltd.	32,556	91,897
*	Metis Capital, Ltd.	1,079	4,114
*	Middle East Tube Co., Ltd.	13,500	31,596
	Mivtach Shamir Holdings, Ltd.	20,802	614,528
*	Naphtha Israel Petroleum Corp.	484,656	230,370
*	Neto M.E. Holdings, Ltd.	10,537	345,344
*	Nisko Industries, Ltd.	5,929	41,947
	O.R.T. Technologies, Ltd.	6,000	54,688
*	OCIF Investments and Development, Ltd.	5,002	118,441
*	Orckit Communications, Ltd.	29,519	235,013
	Osem Investment, Ltd.	70,950	807,682
*	Property and Building Corp., Ltd.	13,195	1,321,299
*	RADVision, Ltd.	36,193	279,805
*	Retalix, Ltd.	61,666	999,837
*	Scailex Corp., Ltd.	95,694	919,982
	Spectronix, Ltd.	9,752	47,305
	Suny Electronic Inc., Ltd.	41,300	137,479
	Super-Sol, Ltd. Series B	449,336	1,897,000
*	The Israel Land Development Co., Ltd.	55,310	411,137
*	Tower Semiconductor, Ltd.	248,882	244,269
* #	TTI Team Telecom International, Ltd. ADR	3,220	7,245
	Union Bank of Israel, Ltd.	120,682	611,201
	Urdan Industries, Ltd.	303,535	373,682
*	VeriFone Holdings, Inc.	1	7
	Ytong Industries, Ltd.	13,572	13,462

TOTAL — ISRAEL			36,564,962

13

MALAYSIA — (6.9%)
COMMON STOCKS — (6.9%)
	A&M Realty Berhad	130,000	$25,730
	Acoustech Berhad	170,200	50,970
	Aeon Co. Berhad	511,300	1,513,487
	Al-’Aqar KPJ REIT	22,939	6,892
*	AMBD Berhad	2,148,100	163,991
	Amway (Malaysia) Holdings Berhad	396,700	810,397
	Ancom Berhad	400,500	119,171
	Ann Joo Resources Berhad	1,322,850	1,301,730
*	Anson Perdana Berhad	10,000	141
	APM Automotive Holdings Berhad	215,100	147,267
	Asas Dunia Berhad	173,000	50,910
	Asia Pacific Land Berhad	1,888,600	203,199
	Bandar Raya Developments Berhad	1,190,200	679,199
	Berjaya Corp. Berhad	6,834,500	2,495,590
*	Berjaya Corp. Berhad ICULS	5,706,561	1,205,800
	Berjaya Land Berhad	1,430,000	2,622,639
	Bernas Padiberas Nasional Berhad	1,478,200	945,374
	Bimb Holdings Berhad	894,600	348,803
	Bolton Properties Berhad	674,600	192,933
	Boustead Holdings Berhad	1,164,100	1,787,699
	Boustead Properties Berhad	378,000	449,815
	Cahya Mata Sarawak Berhad	823,600	518,197
	Carlsberg Brewery Malaysia Berhad	943,100	1,181,704
	Cement Industries of Malaysia Berhad	405,000	686,327
	Chemical Co. of Malaysia Berhad	472,600	392,441
	Chin Teck Plantations Berhad	33,000	79,834
	Choo Bee Metal Industries Berhad	26,000	17,530
	Cycle & Carriage Bintang Berhad	15,000	10,048
*	Damansara Realty Berhad	1,962,200	161,690
*	Datuk Keramik Holdings Berhad	24,000	—
	Dijaya Corp. Berhad	144,200	57,887
	DNP Holdings Berhad	1,204,000	494,973
	DRB-Hicom Berhad	3,143,000	1,365,228
	Dreamgate Corp. Berhad	2,386,200	342,818
	Dutch Lady Milk Industries Berhad	125,700	495,330
	Eastern & Oriental Berhad (6468754)	1,095,600	776,223
	Eastern & Oriental Berhad (B19ZLW1)	36,000	28,173
	Eastern Pacific Industrial Corp. Berhad	526,100	324,043
	ECM Libra Financial Group Berhad	2,398,877	635,626
	Encorp Berhad	196,700	78,939
	Eng Kah Corp. Berhad	32,000	28,942
*	Equine Capital Berhad	423,300	204,192
	Esso Malaysia Berhad	420,600	276,928
	Faber Group Berhad	692,300	218,352
	Far East Holdings Berhad	61,500	120,618
*	Fountain View Development Berhad	808,200	55,659
	Fraser & Neave Holdings Berhad	390,000	949,029
	General Corp. Berhad	279,100	103,007
*	George Kent (Malaysia) Berhad	124,200	20,077
	GHL Systems Berhad	305,710	28,435
	Globetronics Technology Berhad	3,567,800	253,911
	Glomac Berhad	670,500	244,820
	Gold IS Berhad	279,600	155,413
*	Golden Plus Holdings Berhad	216,000	55,642
	Grand United Holdings Berhad	787,000	167,839

14

	Guiness Anchor Berhad	1,041,700	$1,751,228
	GuocoLand (Malaysia) Berhad	1,359,800	863,950
	Hap Seng Consolidated Berhad	1,364,600	1,071,063
	HLG Capital Berhad	100,400	47,553
	Hock Seng Lee Berhad	1,010,300	296,589
	Hong Leong Industries Berhad	605,900	753,292
*	Hovid Berhad	1,803,300	156,210
	Hume Industries (Malaysia) Berhad	412,267	478,548
	Hunza Properties Berhad	500,400	371,110
	Hwang-DBS (Malaysia) Berhad	308,500	182,215
	IJM Plantations Berhad	1,555,900	2,017,305
*	Insas Berhad	1,642,200	297,923
	Integrated Logistics Berhad	544,300	147,048
*	Jaks Resources Berhad	1,077,000	349,058
	Java, Inc. Berhad	37	18
	Jaya Tiasa Holdings Berhad	516,390	590,160
*	Johan Holdings Berhad	190,600	14,325
	JT International Berhad	550,600	649,506
	K & N Kenanga Holdings Berhad	890,000	228,185
*	Karambunai Corp. Berhad	5,564,900	179,122
	Keck Seng (Malaysia) Berhad	622,400	872,578
	KFC Holdings (Malaysia) Berhad	562,000	1,013,026
	Kian Joo Can Factory Berhad	1,342,080	516,728
	Kim Hin Industry Berhad	52,000	22,030
	Kim Loong Resources Berhad	158,400	179,376
	KPJ Healthcare Berhad	327,700	325,869
	KrisAssets Holdings Berhad	88,863	68,647
	KSL Holdings Berhad	688,649	258,863
*	Kub Malaysia Berhad	2,296,100	490,802
	Kuchai Development Berhad	87,100	26,069
	Kulim Malaysia Berhad	705,350	1,967,959
*	Kumpulan Europlus Berhad	1,268,800	202,529
*	Kumpulan Hartanah Selangor Berhad	1,269,800	257,209
*	Kurnia Asia Berhad	2,485,800	650,506
	Kwantas Corp. Berhad	343,600	563,746
	Ladang Perbadanan-Fima Berhad	235,900	277,054
*	Land & General Berhad	4,180,400	434,737
	Landmarks Berhad	2,156,300	1,688,525
*	LBS Bina Group Berhad	1,288,600	182,331
	Leader Universal Holdings Berhad	2,698,700	774,713
	Leong Hup Holdings Berhad	427,700	151,517
	Lingkaran Trans Kota Holdings Berhad	1,370,400	1,627,207
*	Lion Corp Berhad	800,300	128,379
	Lion Diversified Holdings Berhad	250,000	122,466
	Lion Industries Corp. Berhad	1,870,400	1,141,178
	MAA Holdings Berhad	986,866	390,607
*	Malaysia Aica Berhad	48,200	9,302
	Malaysia Building Society Berhad	362,700	122,721
	Malaysian Bulk Carriers Berhad	446,150	567,346
	Malaysian Mosaics Berhad	71,460	25,154
	Malaysian Pacific Industries Berhad	339,500	938,846
*	Malaysian Resources Corp. Berhad	5,864,866	3,615,911
*	Mancon Berhad	12,000	3,268
	Manulife Insurance (M) Berhad	100,800	91,754
	Marco Holdings Berhad	2,835,400	100,473

15

*	Matrix International Berhad	684,000	$103,944
	MBM Resources Berhad	322,366	302,437
*	Measat Global Berhad	176,800	86,438
	Media Prima Berhad	2,826,733	2,122,877
	Mega First Corp. Berhad	394,700	152,912
	Melewar Industrial Group Berhad	490,000	169,922
*	MEMS Technology Berhad	1,917,000	85,666
	Metro Kajang Holdings Berhad	138,900	57,644
*	Minho (M) Berhad	181,100	24,984
	MK Land Holdings Berhad	3,356,000	624,832
	MNRB Holdings Berhad	497,100	750,057
	MTD ACPI Engineering Berhad	601,000	288,340
	MTD Infraperdana Berhad	3,284,300	775,854
	Muhibbah Engineering Berhad	987,750	931,538
*	Mulpha International Berhad	4,921,650	1,567,519
	Multi-Purpose Holdings Berhad	457,000	290,412
	Naim Cendera Berhad	622,300	696,897
*	Naluri Berhad	1,571,300	357,624
*	Narra Industries Berhad	16,000	2,965
	NCB Holdings Berhad	1,147,200	1,086,200
	New Straits Times Press (Malaysia) Berhad	749,600	417,384
*	Nikko Electronics Berhad	36,600	2,254
	Notion VTEC Berhad	1,093,000	141,286
	NTPM Holdings Berhad	550,600	78,764
	NV Multi Corp. Berhad	430,900	98,012
*	NWP Holdings Berhad	112,000	6,837
	Nylex (Malaysia) Berhad	551,000	228,628
	OKS Property Holdings Berhad	6,786	1,584
	Oriental Holdings Berhad	49,500	88,854
	OSK Holdings Berhad	1,971,271	1,184,263
	OSK Ventures Interantional Berhad	8,700	3,837
	P.I.E. Industrial Berhad	140,100	221,667
	Pacificmas Berhad	219,900	291,586
*	Pan Malaysia Cement Works Berhad	766,600	46,168
*	Pan Malaysian Industries Berhad	1,389,000	51,201
	Panasonic Manufacturing Malaysia Berhad	157,184	533,711
*	Panglobal Berhad	14,000	8,283
	Paramount Corp. Berhad	24,000	16,974
	PBA Holdings Berhad	274,100	102,515
	Pelikan International Corp. Berhad	599,560	740,049
	PJ Development Holdings Berhad	1,394,900	292,459
*	Pos Malaysia & Services Holdings Berhad	510,000	319,705
*	Prime Utilities Berhad	3,000	274
*	Promet Berhad	52,000	—
	Protasco Berhad	575,600	160,740
*	Proton Holdings Berhad	110,800	140,480
	Puncak Niaga Holdings Berhad	796,420	1,085,885
	QL Resources Berhad	448,700	525,495
	QSR Brand Berhad	37,333	30,877
*	Ramunia Holdings Berhad	695,460	342,648
	Ranhill Berhad	1,532,180	812,583
	Ranhill Utilities Berhad	605,560	519,383
*	RB Land Holdings Berhad	1,445,000	1,028,653
*	Rekapacific Berhad	55,000	—
*	Salcon Berhad	1,144,800	319,732

16

	Sarawak Oil Palms Berhad	69,100	$126,826
	Scientex, Inc. Berhad	344,862	123,333
	Scomi Group Berhad	4,300,100	1,411,117
	Selangor Dredging Berhad	1,118,200	274,253
	Shangri-La Hotels (Malaysia) Berhad	273,200	208,917
	SHL Consolidated Berhad	277,400	140,072
*	Sime Darby Berhad	488	1,772
*	South East Asia Lumber, Inc. Berhad	662,000	70,960
	Southern Acids (Malaysia) Berhad	41,000	23,241
	Southern Steel Berhad	502,800	356,871
*	SPK Sentosa Corp. Berhad	274,000	51,463
*	SRI Hartemas Berhad	65,000	—
	Star Publications (Malaysia) Berhad	548,400	598,637
	Subur Tiasa Holdings Berhad	367,700	397,039
	Sunrise Berhad	998,108	726,506
	Sunway City Berhad	943,500	866,553
*	Sunway Holdings Berhad	2,059,000	902,942
	Supermax Corp. Berhad	708,700	382,647
	Suria Capital Holdings Berhad	726,800	604,477
	Symphony House Berhad	269,840	24,960
	Ta Ann Holdings Berhad	475,680	959,329
	TA Enterprise Berhad	4,058,200	1,399,580
	Tahp Group Berhad	6,000	6,722
*	Talam Corp. Berhad	2,096,350	140,653
	Tamco Corp. Holdings Berhad	83,000	20,999
	Tan Chong Motor Holdings Berhad	2,293,000	1,336,063
	Tasek Corp. Berhad	87,600	107,876
	TDM Berhad	355,500	228,444
*	Tebrau Teguh Berhad	1,655,500	461,376
	TH Group Berhad	907,000	217,212
	Thong Guan Industries Berhad	215,100	54,943
*	Time Dotcom Berhad	3,539,400	603,634
*	Time Engineering Berhad	1,980,100	265,963
	Top Glove Corp. Berhad	782,880	1,228,256
	Tradewinds (Malaysia) Berhad	371,600	449,322
	Tradewinds Plantation Berhad	1,105,500	1,344,192
	TRC Synergy Berhad	54,000	33,662
	UAC Berhad	44,715	59,346
	Uchi Technologies Berhad	1,138,500	736,510
*	UEM Builders Berhad	2,024,900	771,189
	Unico-Desa Plantations Berhad	2,414,775	799,881
	Unisem (M) Berhad	1,226,200	562,933
	United Malacca Rubber Estates Berhad	330,400	819,378
	United Malayan Land Berhad	13,000	7,420
	United Plantations Berhad	663,600	2,941,934
*	Utama Banking Group Berhad	720,800	530,244
	Utusan Melayu (Malaysia) Berhad	144,500	48,713
	VADS Berhad	165,800	291,401
	VS Industry Berhad	364,570	347,453
	Wah Seong Corp. Berhad	1,157,250	789,183
	WTK Holdings Berhad	1,218,000	867,143
	Yeo Hiap Seng (Malaysia) Berhad	56,760	27,511
	YTL e-Solutions Berhad	3,546,600	530,239
	Yu Neh Huat Berhad	816,500	641,943
	Zelan Berhad	1,399,800	1,442,064
TOTAL COMMON STOCKS			104,592,576

17

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	176,957	$12,464
*	Malayan United Industries Berhad A2	176,957	11,633
*	Ramunia Holdings Berhard Non Cumulative Irredeemable Convertible Preferred Shares	1,840	702
TOTAL PREFERRED STOCKS			24,799

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	490,290	135,062
*	Liqua Health Corp. Berhad Warrants 09/09/08	34	—
*	Matrix International Berhad Rights 03/06/08	126,000	592
*	Mieco Chipboard Berhad Warrants 04/21/09	23,000	432
*	OSK Property Berhad Warrants 04/05/09	1,696	123
*	QSR Brand Berhad Warrants 02/27/08	5,333	—
*	Salcon Berhad Warrants 05/17/14	286,200	51,963
*	Sarawak Oil Palms Berhad Rights 03/27/08	20,730	23,037
*	Wah Seong Corp. Berhad Rights 03/06/08	154,299	7,970
TOTAL RIGHTS/WARRANTS			219,179

TOTAL — MALAYSIA			104,836,554

MEXICO — (5.2%)
COMMON STOCKS — (5.2%)
	Consorcio ARA S.A.B. de C.V.	4,374,400	4,550,029
* #	Consorcio Hogar S.A.B. de C.V. Series B	425,370	196,600
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	2,191,700	5,627,614
* #	Corporacion GEO S.A.B. de C.V. Series B	2,382,300	7,607,345
* #	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	960,372	2,250,732
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	1,623	1,182
	Corporacion Moctezuma S.A.B. de C.V.	193,900	452,795
	Corporativo Fragua S.A.B. de C.V. Series B	31	349
*	Desc S.A. de C.V. Series B	222,767	205,919
*	Dine S.A.B. de C.V.	196,367	191,600
	Embotelladora Arca S.A.B. de C.V., Mexico	1,909,100	7,486,667
*	Empaques Ponderosa S.A. de C.V. Series B	206,000	17,311
* #	Empresas ICA S.A.B. de C.V.	1,694,008	10,195,682
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	57,600	1,373,184
#	Gruma S.A.B. de C.V. ADR	58,800	682,080
#	Gruma S.A.B. de C.V. Series B	1,069,600	3,082,965
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	107,300	4,932,581
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	707,000	3,658,444
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,245,000
	Grupo Cementos de Chihuahua S.A.B. de C.V.	829,200	4,675,573
#	Grupo Continental S.A.B. de C.V.	1,035,980	2,563,349
	Grupo Herdez S.A.B. de C.V.	107,000	158,852
	Grupo Industrial Maseca S.A.B. de C.V. Series B	578,600	534,840
	Grupo Industrial Saltillo S.A.B. de C.V.	250,152	413,416
* #	Grupo Iusacell S.A.B. de C.V.	145,310	1,655,394
	Grupo Nutrisa S.A. de C.V.	188	195
	Grupo Posadas S.A. de C.V. Series L	199,000	352,106

18

*	Grupo Qumma S.A. de C.V. Series B	105,334	$1,770
	Industrias Bachoco S.A.B. de C.V. Series B	152,000	369,001
* #	Industrias CH S.A.B. de C.V. Series B	1,560,148	6,038,108
*	Promotora y Operadora de Infraestructura S.A. de C.V.	65,988	231,050
*	Sanluis Corporacion S.A. de C.V. Series A	3,300	1,473
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	4,642	3,901
*	Savia S.A. de C.V.	610,700	45,617
#	TV Azteca S.A. de C.V. Series A	6,581,300	3,699,293
#	Vitro S.A.B. de C.V.	1,062,102	1,834,630
	Vitro S.A.B. de C.V. Sponsored ADR	89,607	460,580

TOTAL — MEXICO			78,797,227

PHILIPPINES — (1.2%)
COMMON STOCKS — (1.2%)
	A. Soriano Corp.	3,430,211	260,846
	Aboitiz Equity Ventures, Inc.	8,037,000	1,369,399
	Alaska Milk Corp.	1,404,000	172,631
*	Bacnotan Consolidated Industries, Inc.	168,681	53,670
*	Belle Corp.	20,937,000	478,686
*	Benpres Holdings Corp.	12,098,000	842,108
	Cebu Holdings, Inc.	2,284,000	167,826
	China Banking Corp.	1,500	23,221
*	Digital Telecommunications Phils., Inc.	20,973,000	804,812
	DMCI Holdings, Inc.	3,446,000	670,197
*	EEI Corp.	1,929,000	163,043
*	Empire East Land Holdings, Inc.	12,140,000	188,644
	Filinvest Development Corp.	4,664,500	427,382
*	Filinvest Land, Inc.	44,309,452	1,132,505
	First Philippines Holdings Corp.	1,200,800	1,357,987
	Ginebra San Miguel, Inc.	1,003,200	504,695
*	Global Equities, Inc.	3,968,308	118,292
*	House of Investments, Inc.	732,000	31,500
*	Ionics, Inc.	769,825	20,886
	Jollibee Food Corp.	1,016,000	1,216,047
*	Lepanto Consolidated Mining Co. Series B	2,598,750	22,690
*	Mabuhay Holdings Corp.	516,000	4,746
	Macroasia Corp.	2,617,500	254,981
	Manila Jockey Club, Inc.	163,277	17,149
*	Manila Mining Corp.	149,300,000	79,317
*	Metro Pacific Corp. Series A	1,827,193	93,922
*	Paxys, Inc.	1,464,400	154,512
	Petron Corp.	6,068,000	908,692
	Philex Mining Corp.	2,068,000	466,533
*	Philippine Bank of Communications	14,726	16,376
*	Philippine National Bank	1,290,093	988,834
*	Philippine National Construction Corp.	173,000	17,529
	Philippine Savings Bank	356,863	470,168
*	Philippine Stock Exchange, Inc.	7,900	157,398
*	PhilWeb Corp.	33,000,000	32,843
	Republic Glass Holding Corp.	507,500	23,328
*	RFM Corp.	4,757,868	52,070
	Rizal Commercial Banking Corp.	1,471,449	685,160
	Robinson’s Land Corp. Series B	2,735,870	764,561
	Security Bank Corp.	606,642	944,911

19

	Semirara Mining Corp.	266,900	$373,156
	Shang Properties, Inc.	1,759,970	89,071
	SM Development Corp.	7,101,200	447,123
	Union Bank of the Philippines	145,852	130,340
*	Universal Rightfield Property Holdings, Inc.	1,062,000	735
	Universal Robina Corp.	3,633,015	1,263,910
*	Victorias Milling Co., Inc.	139,680	3,003
*	Vista Land & Lifescapes, Inc.	647,700	67,884
*	Yehey! Corp.	29,670	—

TOTAL — PHILIPPINES			18,535,319

POLAND — (3.6%)
COMMON STOCKS — (3.6%)
	Agora SA	156,140	2,925,003
*	Alchemia SA	190,214	886,660
*	Amica Wronki SA	25,532	188,353
	Apator SA	24,153	177,157
	Asseco Poland SA	100,667	3,004,203
	Bank Przemyslowo Handlowy BPH SA	12,417	455,993
*	Boryszew SA	87,261	314,993
*	Budimex SA	75,333	2,835,524
*	Cersanit SA	86,589	978,972
	Debica SA	30,666	1,359,065
	Decora SA	9,066	112,837
*	Echo Investment SA	1,181,980	3,372,705
	Elektrobudowa SA	10,898	926,382
*	Elstar Oils SA	47,937	170,772
	Eurocash SA	140,686	736,574
	Fabryki Mebli Forte SA	55,216	160,545
*	Farmacol SA	61,368	891,385
*	Ferrum SA	309	1,199
	Grupa Kety SA	44,298	2,255,770
	Impexmetal SA	775,600	1,927,017
*	Koelner SA	25,516	281,842
*	Kroscienskie Huty Szkla Krosno SA	45,176	58,853
*	Lentex SA	30,128	322,000
*	LPP SA	2,295	2,202,578
*	MNI SA	253,024	396,733
	Mondi Packaging Paper Swiecie SA	15,912	343,855
*	Mostostal Export SA	408,285	780,367
	Mostostal Plock SA	3,877	153,580
	Mostostal Siedlce SA	641,652	2,161,747
*	Mostostal Warszawa SA	37,200	1,037,542
*	Mostostal Zabrze Holding SA	364,901	1,363,588
*	Netia Holdings SA	1,021,505	1,744,438
	NG2 SA	64,565	1,126,937
*	Ocean Company SA	8,530	440
*	Opoczno SA	17,409	298,212
	Orbis SA	161,652	3,967,090
*	PBG SA	1,523	207,537
*	Pekaes SA	24,538	116,087
	Pfleiderer Grajewo SA	52,123	761,229
	Polska Grupa Farmaceutyczna SA	39,991	1,321,924
*	Polski Koncern Miesny Duda SA	314,370	701,013

20

	Prokom Software SA	65,251	$3,461,702
*	Raciborska Fabryka Kotlow SA	265,220	917,964
	Sniezka SA	5,612	106,248
*	Stalexport SA	641,224	783,191
	Ster-Projekt SA	122,099	353,045
	Sygnity SA	33,221	517,487
*	Synthos SA	2,535,615	1,258,965
*	Vistula SA	232,490	1,016,680
	Zaklad Przetworstwa Hutniczego Stalprodukt SA	9,384	3,146,014
	Zaklady Tluszcowe Kruszwica SA	37,250	745,547
	Zelmer SA	11,580	290,503
TOTAL COMMON STOCKS			55,626,047

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	45,176	24,984
*	Optimus SA Rights	7,500	5,326
TOTAL RIGHTS/WARRANTS			30,310

TOTAL — POLAND			55,656,357

SOUTH AFRICA — (8.8%)
COMMON STOCKS — (8.8%)
	Adcorp Holdings, Ltd.	188,275	849,216
	Advtech, Ltd.	1,424,481	819,508
	Aeci, Ltd.	489,937	4,307,647
	Afgri, Ltd.	1,697,880	1,475,783
*	Aflease Gold, Ltd.	195,228	59,290
	African Bank Investments, Ltd.	732,594	2,886,046
	African Oxygen, Ltd.	662,730	2,451,592
*	AG Industries, Ltd.	307,400	76,291
	Allied Electronics Corp., Ltd.	333,966	1,568,313
	Allied Technologies, Ltd.	196,345	1,271,032
	Amalgamated Appliance Holdings, Ltd.	447,721	96,634
	Argent Industrial, Ltd.	360,896	827,573
	Aspen Pharmacare Holdings, Ltd.	589,860	2,327,043
	AST Group, Ltd.	873,528	114,783
	Astral Foods, Ltd.	172,561	2,548,629
	Aveng, Ltd.	878,894	6,908,495
	AVI, Ltd.	1,371,851	3,065,824
	Avusa, Ltd.	392,940	2,228,065
	Bell Equipment, Ltd.	192,091	1,222,430
	Business Connexion Group	229,687	140,843
	Capitec Bank Holdings, Ltd.	119,189	589,953
	Cashbuild, Ltd.	74,257	453,744
	Caxton & CTP Publishers & Printers, Ltd.	813,024	1,337,370
	Ceramic Industries, Ltd.	31,493	372,255
	City Lodge Hotels, Ltd.	141,591	1,359,511
*	Corpgro, Ltd.	241,136	—
	Cullinan Holdings, Ltd.	434,430	25,548
	Data Tec, Ltd.	676,451	2,751,756
	Datacentrix Holdings, Ltd.	375,906	192,700
*	Delta Electrical Industries, Ltd.	83,032	116,503
	Dimension Data Holdings P.L.C.	3,458,471	3,488,693
	Distell Group, Ltd.	317,735	2,176,824

21

	Distribution & Warehousing Network, Ltd.	452,561	$991,708
	Dorbyl, Ltd.	38,250	37,868
*	Durban Roodeport Deep, Ltd.	1,267,728	1,578,503
*	Enaleni Pharmaceuticals, Ltd.	1,576,343	595,595
	Enviroserv Holdings, Ltd.	291,414	488,823
	Famous Brands, Ltd.	215,752	447,403
	Foschini, Ltd.	269,613	1,423,608
#	Gold Reef Resorts, Ltd.	345,549	1,186,065
	Grindrod, Ltd.	1,331,239	4,084,082
	Group Five, Ltd.	396,982	2,738,231
	Highveld Steel & Vanadilum Corp., Ltd.	216,434	4,102,101
	Hudaco Industries, Ltd.	67,696	632,663
	Hulamin, Ltd.	230,678	661,616
	Iliad Africa, Ltd.	295,164	450,713
	Illovo Sugar, Ltd.	692,815	2,660,308
*	JCI, Ltd.	1,622,051	—
	JD Group, Ltd.	62,555	337,210
*	Johnnic Holdings, Ltd.	43,260	74,983
	Kap International Holdings, Ltd.	627,285	166,232
	Lewis Group, Ltd.	305,911	1,745,561
*	M Cubed Holdings, Ltd.	385,000	9,822
	Massmart Holdings, Ltd.	122,742	1,122,849
	Medi-Clinic Corp., Ltd.	737,399	2,061,256
*	Merafe Resources, Ltd.	4,526,666	1,388,956
	Metair Investments, Ltd.	583,301	839,266
*	Metorex, Ltd.	1,453,388	3,369,043
	Metropolitan Holdings, Ltd.	2,290,591	4,165,663
	Mr. Price Group, Ltd.	752,447	1,892,924
	Mustek, Ltd.	264,223	157,194
	Mvelaphanda Group, Ltd.	941,554	1,012,950
	Nampak, Ltd.	937,207	2,194,254
	New Clicks Holdings, Ltd.	1,364,572	2,584,028
	Northam Platinum, Ltd.	717,854	6,748,659
	Nu-World Holdings, Ltd.	50,644	110,662
	Oceana Group, Ltd.	182,711	396,976
	Omnia Holdings, Ltd.	155,143	1,484,462
*	Palabora Mining Co., Ltd.	80,785	1,190,195
	Peregrine Holdings, Ltd.	681,138	1,372,018
*	Product Co.	65,013	—
	PSG Group, Ltd.	510,505	1,348,707
*	Randgold & Exploration Co., Ltd.	60,670	—
	Redefine Income Fund, Ltd.	34,692	31,548
	Reunert, Ltd.	424,337	3,093,362
*	SecureData Holdings, Ltd.	339,582	73,457
	Sentula Mining, Ltd.	825,428	2,398,025
	Shoprite Holdings, Ltd.	335,452	1,730,558
	Spur Corp., Ltd.	267,501	285,402
	Sun International, Ltd.	163,962	2,726,791
	Super Group, Ltd.	1,808,648	1,952,626
	The Spar Group, Ltd.	655,748	4,148,835
	Tiger Automotive, Ltd.	153,255	340,145
*	Tiger Wheels, Ltd.	153,255	—
	Tongaat-Hulett	225,092	2,421,773
	Tourism Investment Corp., Ltd.	1,286,533	327,870
	Trans Hex Group, Ltd.	153,546	182,081

22

	Trencor, Ltd.	486,312	$1,704,866
	Truworths International, Ltd.	923,492	3,111,746
	UCS Group, Ltd.	650,134	290,331
*	Value Group, Ltd.	321,111	73,949
	Wilson Bayly Holme-Ovcon, Ltd.	166,336	2,958,745

TOTAL — SOUTH AFRICA			133,815,161

SOUTH KOREA — (9.9%)
COMMON STOCKS — (9.9%)
#	Aekyung Petrochemical Co., Ltd.	7,150	237,207
* #	Anam Electronics Co., Ltd.	13,250	99,252
*	Asia Cement Manufacturing Co., Ltd.	3,603	234,061
*	Asia Paper Manufacturing Co., Ltd.	8,880	101,815
#	AUK Corp.	8,160	22,544
	Baek Kwang Mineral Products Co., Ltd.	1,860	39,476
#	Bing Grae Co., Ltd.	9,540	343,861
	Bohae Brewery Co., Ltd.	2,680	64,696
	Boo Kook Securities Co., Ltd.	7,410	232,420
#	Boryung Pharmaceutical Co., Ltd.	3,514	179,748
*	Brain Technology Industries Co., Ltd.	2,340	9,109
#	Bu Kwang Pharmaceutical Co., Ltd.	24,926	969,428
	BYC Co., Ltd.	710	162,895
*	Byuck San Corp.	5,300	69,895
* #	Byuck San Engineering and Construction Co., Ltd.	38,300	266,626
*	C&Woobang Construction Co., Ltd.	12,350	64,881
	Cambridge Members Co., Ltd.	2,280	43,749
* #	Capro Corp.	38,750	510,983
* #	Celrun Co., Ltd.	22,630	121,389
	Cheil Communications, Inc.	5,487	1,530,289
	Cheil Industrial, Inc.	20,160	904,289
	Cho Kwang Leather Co., Ltd.	10,640	90,115
	Cho Kwang Paint Co., Ltd.	12,070	33,401
*	Choil Aluminum Manufacturing Co., Ltd.	8,700	82,234
	Chon Bang Co., Ltd.	130	5,729
#	Chong Kun Dang Pharmaceutical Corp.	11,863	234,409
* #	Choongwae Holdings Co., Ltd.	5,482	59,730
	Choongwae Pharmaceutical Corp.	4,952	200,638
#	Chosun Refractories Co., Ltd.	2,210	226,210
#	Chungho Comnet Co., Ltd.	720	15,691
	Chunil Express Co., Ltd.	606	47,428
#	CJ CGV Co., Ltd.	19,000	303,414
* #	CJ Corp.	11,747	879,736
* #	Comtec Systems Co., Ltd.	25,030	49,857
*	Cosmochemical Co., Ltd.	14,640	91,130
#	Crown Confectionery Co., Ltd.	1,360	146,096
#	Dae Chang Industrial Co., Ltd.	6,390	53,374
	Dae Dong Industrial Co., Ltd.	6,090	128,172
*	Dae Ho Corp.	543	75
#	Dae Hyun Co., Ltd.	51,280	45,818
#	Dae Sang Corp.	34,350	386,090
#	Dae Won Kang Up Co., Ltd.	8,080	156,623
* #	Dae Young Packaging Co., Ltd.	147,692	66,210
#	Daeduck Electronics Co., Ltd.	68,417	343,235
#	Daeduck Industries Co., Ltd.	21,536	169,054

23

	Daegu Bank Co., Ltd.	89,920	$1,229,946
#	Daehan City Gas Co., Ltd.	11,541	419,922
#	Daehan Fire & Marine Insurance Co., Ltd.	48,040	779,215
* #	Daehan Flour Mills Co., Ltd.	2,110	417,294
*	Daehan Pulp Co., Ltd.	7,772	43,601
	Daehan Synthetic Fiber Co., Ltd.	1,750	257,175
#	Daekyo Co., Ltd.	9,840	810,052
* #	Daekyung Machinery & Engineering Co., Ltd.	5,420	254,611
	Daelim Trading Co., Ltd.	17,730	93,415
* #	Daerim Corp.	4,770	103,062
	Daesang Farmsco Co., Ltd.	13,210	23,378
#	Daesang Holdings Co., Ltd.	7,072	36,496
#	Daesung Industrial Co., Ltd.	6,130	943,602
	Daewon Pharmaceutical Co., Ltd.	9,120	46,167
* #	Daewoo Electronic Components Co., Ltd.	18,494	82,637
#	Daewoo Motor Sales Corp.	31,830	1,085,971
	Daewoong Co., Ltd.	6,546	290,213
#	Daewoong Pharmaceutical Co., Ltd.	9,470	1,000,772
	Dahaam E-Tec Co., Ltd.	2,200	73,929
#	Daishin Securities Co., Ltd.	68,700	1,784,486
* #	Daiyang Metal Co., Ltd.	22,400	158,601
#	Daou Technology, Inc.	56,480	553,114
#	DI Corp.	30,950	71,771
	Digital Power Communications Co., Ltd.	50,540	93,447
	Dong Ah Tire Industrial Co., Ltd.	22,245	205,761
	Dong IL Rubber Belt Co., Ltd.	12,866	41,480
#	Dong Wha Pharmaceutical Industries Co., Ltd.	9,470	505,647
* #	Dong Won Co., Ltd.	6,100	117,526
#	Dong-A Pharmaceutical Co., Ltd.	14,038	1,606,730
	Dongbang Agro Co., Ltd.	19,470	137,162
	Dongbang Transport Logistics Co., Ltd.	5,200	155,611
#	Dongbu Corp.	25,950	527,045
* #	Dongbu HiTek Co., Ltd.	32,873	307,256
#	Dongbu Securities Co., Ltd.	35,542	366,927
* #	Dongbu Steel Co., Ltd.	30,980	376,880
	Dong-Il Corp.	3,048	245,896
	Dongil Paper Manufacturing Co., Ltd.	3,770	48,664
	Dongkuk Steel Mill Co., Ltd.	13,697	612,694
	Dongsu Industrial Co., Ltd.	7,558	143,838
	Dongsung Chemical Co., Ltd.	5,720	80,426
* #	Dongsung Pharmaceutical Co., Ltd.	4,190	47,425
#	Dongwon F&B Co., Ltd.	3,360	186,300
	Dongwon Industries Co., Ltd.	1,970	205,613
#	Dongwon Systems Corp.	138,447	339,058
*	Dongyang Engineering & Construction Corp.	2,200	100,576
#	Dongyang Mechatronics Corp.	29,592	217,721
#	Doosan Construction & Engineering Co., Ltd.	83,770	1,215,290
*	Doosan Corp.	5,208	997,933
	DPI Co., Ltd.	8,565	76,470
#	Ducsung Co., Ltd.	12,680	37,672
* #	DuzonBIzon Co., Ltd.	29,690	45,054
#	E1 Corp.	7,720	1,002,738
* #	Eagon Industrial Co., Ltd.	3,120	63,819
*	En Paper Manufacturing Co., Ltd.	23,440	63,961
	Enex Co., Ltd.	3,440	48,444

24

	e-Starco Co., Ltd.	59,320	$53,777
#	F&F Co., Ltd.	21,060	93,695
*	Feelux Co., Ltd.	35,140	57,195
* #	First Fire & Marine Insurance Co., Ltd.	23,310	194,261
* #	Firstech Co., Ltd.	29,829	84,268
#	FNC Kolon Corp.	10,844	216,136
* #	Foosung Co., Ltd.	46,809	204,124
#	Fursys, Inc.	13,170	319,758
	Gaon Cable Co., Ltd.	4,470	187,121
* #	GIIR, Inc.	14,410	130,223
#	Global & Yuasa Battery Co., Ltd.	12,280	106,996
	Green Cross Corp.	1,825	179,744
#	Green Cross Corp.	2,050	173,565
* #	Green Fire Marine Insurance Co., Ltd.	4,250	55,198
#	Gwangju Shinsegae Co., Ltd.	1,820	266,898
#	Hae In Co., Ltd.	10,894	65,007
*	Halla Climate Control Corp.	106,070	884,088
#	Halla Engineering & Construction Corp.	13,160	486,554
* #	Han All Pharmaceutical Co., Ltd.	34,948	105,147
#	Han Kuk Carbon Co., Ltd.	28,623	193,393
#	Han Yang Securities Co., Ltd.	12,760	256,397
	Handok Pharmaceuticals Co., Ltd.	12,760	244,633
#	Handsome Corp.	34,799	400,175
*	Handsome P&D Corp.	9,250	130,923
#	Hanil Cement Manufacturing Co., Ltd.	8,558	828,494
*	Hanil Construction Co., Ltd.	8,938	133,422
	Hanil E-Wha Co., Ltd.	38,970	90,098
	Hanil Iron & Steel Co., Ltd.	2,450	76,477
	Hanjin Transportation Co., Ltd.	13,211	531,216
	Hankook Cosmetics Co., Ltd.	25,320	94,577
	Hankook Shell Oil Co., Ltd.	1,620	153,632
*	Hankook Synthetics, Inc.	550	56
	Hankook Tire Manufacturing Co., Ltd.	33,000	502,319
*	Hankuk Glass Industries, Inc.	12,660	424,232
#	Hankuk Paper Manufacturing Co., Ltd.	5,840	223,149
#	Hanmi Pharm Co., Ltd.	10,493	1,843,476
	Hansae Co., Ltd.	22,080	93,272
* #	Hansol Chemical Co., Ltd.	12,170	105,580
#	Hansol CSN Co., Ltd.	65,160	129,646
#	Hansol LCD, Inc.	5,777	185,484
* #	Hansol Paper Co., Ltd.	53,310	627,140
#	Hanssem Co., Ltd.	22,380	177,512
* #	Hansung Enterprise Co., Ltd.	5,340	32,950
*	Hanwha Chemical Corp.	46,150	846,088
* #	Hanwha Non-Life Insurance Co., Ltd.	24,410	489,902
#	Hanwha Securities Co., Ltd.	43,380	565,050
*	Hanwha Timeworld Co., Ltd.	5,120	75,455
*	Heavy Industries	22,433	112,453
#	Heung-A Shipping Co., Ltd.	16,400	48,312
#	Hotel Shilla Co., Ltd.	60,958	1,815,820
*	HS R&A Co., Ltd.	6,360	65,287
#	Huchems Fine Chemical Corp.	31,846	786,779
* #	Huneed Technologies	7,121	60,051
* #	HungKuk Ssangyong Fire & Marine Insurance Co., Ltd.	45,474	421,412
#	Husteel Co., Ltd.	7,220	118,738

25

	Hwa Sung Industrial Co., Ltd.	12,520	$182,215
	Hwacheon Machinery Works Co., Ltd.	2,200	37,642
* #	Hwashin Co., Ltd.	22,220	60,340
#	Hyosung T & C Co., Ltd.	32,286	2,121,509
* #	Hyundai Auton Co., Ltd.	134,030	770,553
*	Hyundai Cement Co., Ltd.	10,020	378,743
* #	Hyundai Corp.	21,801	431,198
	Hyundai Department Store Co., Ltd.	6,000	564,246
#	Hyundai Department Store H & S Co., Ltd.	6,210	502,023
	Hyundai DSF Co., Ltd.	7,510	97,314
#	Hyundai Elevator Co., Ltd.	7,294	768,425
#	Hyundai Hysco	91,740	871,102
	Hyundai Marine & Fire Insurance Co., Ltd.	113,290	2,533,823
	Hyundai Pharmaceutical Ind. Co., Ltd.	1,410	66,735
*	IB Sports, Inc.	14,500	85,291
* #	IHQ, Inc.	44,450	144,966
#	Il Dong Pharmaceutical Co., Ltd.	7,553	337,695
	Il Sung Construction Co., Ltd.	4,300	47,346
	Il Yang Pharmaceutical Co., Ltd.	18,270	1,031,427
*	Iljin Diamond Co., Ltd.	4,272	59,434
*	Iljin Display Co., Ltd.	2,568	35,176
* #	Iljin Electric Co., Ltd.	43,730	329,157
* #	Ilkyung Co., Ltd.	22,850	10,342
	Ilshin Spinning Co., Ltd.	1,730	140,484
#	Ilsung Pharmaceutical Co., Ltd.	2,040	253,528
#	InziControls Co., Ltd.	14,290	71,131
* #	ISU Chemical Co., Ltd.	7,920	96,695
#	IsuPetasys Co., Ltd.	39,800	63,218
#	Jahwa Electronics Co., Ltd.	16,460	106,041
	Jeil Mutual Savings Bank	7,990	58,005
	Jeil Pharmaceutical Co.	18,840	216,148
#	Jeonbuk Bank, Ltd.	51,866	442,017
#	Jinheung Mutual Savings Bank Co., Ltd.	17,919	106,389
*	Joongang Construction Co., Ltd.	6,890	102,939
#	K.C. Tech Co., Ltd.	25,513	139,261
#	Keangnam Enterprises, Ltd.	21,654	854,313
* #	KEC Corp.	54,690	65,848
* #	KEC Holdings Co., Ltd.	18,229	37,814
* #	Kedcom Co., Ltd.	90,960	24,315
	Keyang Electric Machinery Co., Ltd.	40,210	108,271
* #	KG Chemical Corp.	8,410	107,808
* #	KIRIN Co., Ltd.	61,710	58,139
#	KISWIRE, Ltd.	12,848	589,552
	Kodenshi Korea Corp.	25,020	67,023
#	Kolon Engineering & Construction Co., Ltd.	21,890	280,426
* #	Kolon Industries, Inc.	23,890	630,522
#	Korea Cast Iron Pipe Co., Ltd.	26,090	139,879
* #	Korea Circuit Co., Ltd.	19,330	80,985
#	Korea Cottrell Co., Ltd.	14,960	144,923
#	Korea Development Co., Ltd.	14,820	271,804
#	Korea Development Leasing Corp.	4,545	195,857
	Korea Electric Terminal Co., Ltd.	14,990	334,544
#	Korea Export Packing Industries Co., Ltd.	3,990	50,287
* #	Korea Express Co., Ltd.	12,720	1,339,965
#	Korea Fine Chemical Co., Ltd.	3,172	245,956

26

* #	Korea Flange Co., Ltd.	6,900	$102,205
#	Korea Iron & Steel Co., Ltd.	14,150	1,146,590
#	Korea Kolmar Co., Ltd.	18,210	67,400
#	Korea Komho Petrochemical Co., Ltd.	26,400	1,448,763
#	Korea Line Corp.	8,700	1,808,198
	Korea Mutual Savings Bank	6,040	163,737
*	Korea Petrochemical Industry Co., Ltd.	10,960	533,790
#	Korea Polyol Co., Ltd.	3,250	187,382
#	Korea Reinsurance Co., Ltd.	110,464	1,136,630
*	Korea Schnell Pharma Co., Ltd.	38,600	25,185
	Korea Zinc Co., Ltd.	10,994	1,659,968
* #	Korean Air Terminal Service Co., Ltd.	3,350	197,847
	Korean French Banking Corp.	63,770	104,894
* #	KP Chemical Corp.	121,051	1,193,888
	KPC Holdings Corp.	3,008	167,454
* #	KTB Network, Ltd.	59,730	619,789
#	Kukdo Chemical Co., Ltd.	8,450	220,945
*	Kukdong Oil & Chemicals Co., Ltd.	3,623	38,713
	Kukje Pharm Ind. Co., Ltd.	12,950	43,995
	Kumbi Corp.	670	35,506
#	Kumho Electronics Co., Ltd.	7,293	213,309
#	Kumho Industrial Co., Ltd.	30,830	1,497,422
#	Kumho Investment Bank	9,640	123,416
#	Kumho Tire Co., Inc.	90,000	1,058,432
	Kumkang Industrial Co., Ltd.	5,810	75,489
	Kunsul Chemical Industrial Co., Ltd.	7,190	136,291
#	Kwang Dong Pharmaceutical Co., Ltd.	74,760	317,623
* #	Kwang Myung Electric Engineering Co., Ltd.	36,360	51,667
#	Kyeryong Construction Industrial Co., Ltd.	10,770	455,663
#	Kyobo Securities Co., Ltd.	44,300	1,044,544
	Kyung Dong Navien Co., Ltd.	1,740	44,744
* #	Kyungbang Co., Ltd.	1,100	173,232
	Kyungdong City Gas Co., Ltd.	2,270	147,095
	Kyung-in Synthetic Corp.	2,110	37,741
	Kyungnam Energy Co., Ltd.	28,770	101,560
	Lee Ku Industrial Co., Ltd.	35,635	67,470
	LG Dacom Corp.	60,620	1,014,190
#	LG Fashion Corp.	26,035	692,684
#	LG International Corp.	65,552	1,168,958
* #	LG Life Sciences, Ltd.	15,845	877,982
#	LIG Insurance Co., Ltd.	63,770	1,276,385
*	Lotte Chilsung Beverage Co., Ltd.	1,112	1,195,295
* #	Lotte Confectionary Co., Ltd.	990	1,450,850
* #	Lotte Midopa Co., Ltd.	61,160	707,794
* #	Lotte Sam Kang Co., Ltd.	1,770	409,148
	LS Cable, Ltd.	12,000	1,134,187
#	LS Industrial Systems Co., Ltd.	28,250	1,652,979
#	Manho Rope & Wire Co., Ltd.	3,950	61,226
	Meritz Fire Marine Insurance Co., Ltd.	80,248	776,516
#	Meritz Securities Co., Ltd.	55,711	499,237
	Mi Chang Oil Industrial Co., Ltd.	1,790	66,639
	Miwon Commercial Co., Ltd.	1,280	54,893
#	MonAmi Co., Ltd.	3,240	40,953
#	Moorim Paper Co., Ltd.	21,778	203,201
*	Motonic Corp.	2,090	197,483

27

#	Namhae Chemical Corp.	63,074	$1,664,508
* #	Namkwang Engineering & Construction Co., Ltd.	16,682	218,360
*	Namsun Aluminum Co., Ltd.	7,140	48,636
	Namyang Dairy Products Co., Ltd.	745	604,127
	Nasan Co., Ltd.	3,540	86,927
	National Plastic Co., Ltd.	3,250	36,299
* #	NCsoft Corp.	22,620	1,079,724
	Nexen Corp.	3,320	103,807
#	NH Investment & Securities Co., Ltd.	59,219	640,933
#	Nong Shim Co., Ltd.	4,490	912,912
#	Nong Shim Holdings Co., Ltd.	5,210	435,558
#	Noroo Paint Co., Ltd.	14,277	69,592
* #	Orientbio, Inc.	56,370	80,421
#	ORION Corp.	5,470	1,132,070
	Ottogi Corp.	3,910	521,835
	Pacific Corp.	6,730	978,250
#	Pacific Pharmaceutical Co., Ltd.	2,030	76,751
	Pang Rim Co., Ltd.	4,800	117,929
*	Pantech & Curitel Communications, Inc.	4,954	—
*	Pantech Co., Ltd.	4,493	—
	PaperCorea, Inc.	13,740	120,939
#	Pohang Coated Steel Co., Ltd.	6,320	151,334
#	Poong Lim Industrial Co., Ltd.	31,880	291,033
#	Poong San Corp.	41,500	849,935
* #	Prime Entertainment Co., Ltd.	26,770	13,541
#	Pulmuone Co., Ltd.	7,480	364,517
	Pum Yang Construction Co., Ltd.	8,260	139,741
	Pusan Bank	106,400	1,408,000
#	Pusan City Gas Co., Ltd.	14,730	387,509
*	Pyung Hwa Holdings Co., Ltd.	8,013	20,105
	Pyung Hwa Industrial Co., Ltd.	10,456	40,805
* #	RNL BIO Co., Ltd.	33,431	45,892
#	S&T Corp. (6223328)	12,395	250,611
*	S&T Corp. (B2PDGC1)	3,295	250,892
#	S&T Daewoo Co., Ltd.	12,330	361,707
#	S&T Dynamics Co., Ltd.	29,822	259,684
* #	S&T Motors Co., Inc.	92,190	81,062
	S1 Corp.	28,972	1,538,366
* #	Saehan Industries, Inc.	65,180	417,958
*	Saehan Media Corp.	15,530	66,188
* #	Sajo Industries Co., Ltd.	4,820	131,352
* #	Sajo O&F Corp.	1,696	12,986
#	Sam Jin Pharmaceutical Co., Ltd.	4,980	280,972
	Sam Kwang Glass Industrial Co., Ltd.	4,820	190,674
*	Sam Whan Camus Co., Ltd.	5,270	63,888
	Sam Yung Trading Co., Ltd.	13,450	77,772
*	Sambu Construction Co., Ltd.	10,690	647,360
	Samchully Co., Ltd.	4,720	1,051,132
* #	Samho F&G, Inc.	32,880	45,265
#	Samho International Co., Ltd.	12,681	224,756
	Samhwa Crown and Closure Co., Ltd.	2,400	59,739
	Samhwa Paints Industrial Co., Ltd.	26,400	92,631
* #	Samick Musical Instruments Co., Ltd.	146,160	126,894
	Samil Pharmaceutical Co., Ltd.	2,680	40,511
*	Samsung Climate Control Co., Ltd.	6,810	58,916

28

#	Samsung Fine Chemicals Co., Ltd.	29,280	$1,748,716
* #	Samwhan Corp.	13,660	310,373
#	Samyang Corp.	8,991	456,724
* #	Samyang Foods Co., Ltd.	7,360	126,147
#	Samyang Genex Co., Ltd.	4,026	269,212
	Samyang Tongsang Co., Ltd.	1,760	74,782
*	Samyoung Chemical Co., Ltd.	2,420	21,959
#	Samyoung Electronics Co., Ltd.	17,870	227,926
	SC Engineering Co., Ltd.	4,248	17,330
#	Seah Besteel Corp.	16,050	270,584
#	SEAH Holdings Corp.	4,160	421,479
#	SEAH Steel Corp.	5,500	259,080
#	Sebang Co., Ltd.	15,655	212,976
	Sejong Industrial Co., Ltd.	21,610	129,684
	Sempio Foods Co.	4,490	98,081
#	Seondo Electric Co., Ltd.	13,050	33,382
#	Seoul City Gas Co., Ltd.	3,590	313,928
#	Seoul Securities Co., Ltd.	447,434	720,365
* #	Serim Paper Manufacturing Co., Ltd.	24,240	294,258
* #	Seshin Co., Ltd.	19,902	41,745
#	Sewon Cellontech Co., Ltd.	14,221	95,585
*	SGWICUS Corp.	16,060	52,899
*	SH Chemical Co., Ltd.	12,650	113,638
#	Shin Heung Securities Co., Ltd.	11,094	348,375
*	Shin Poong Paper Manufacturing Co., Ltd.	3,550	63,336
#	Shin Won Corp.	6,010	126,170
#	Shin Young Securities Co., Ltd.	10,600	674,500
* #	Shinhan Engineering & Construction Co., Ltd.	3,676	69,471
*	Shinil Engineering Co., Ltd.	4,010	51,163
*	Shinpoong Pharmaceutical Co., Ltd.	4,680	108,393
#	Shinsegae Engineering & Construction Co., Ltd.	2,990	90,960
	Shinsung Engineering & Construction Co., Ltd.	14,059	98,736
#	Shinsung Engineering Co., Ltd.	30,420	149,031
*	Shinsung Tongsang Co., Ltd.	8,700	41,343
	Sindo Ricoh Co., Ltd.	11,169	679,825
#	SJM Co., Ltd.	22,510	129,599
#	SK Chemicals Co., Ltd.	22,820	1,445,161
	SK Energy Co., Ltd.	12	1,671
	SK Gas Co., Ltd.	9,960	798,678
#	SKC Co., Ltd.	34,460	850,799
	SL Corp.	19,820	161,855
#	Solomon Mutual Savings Bank	15,007	195,705
*	Songwon Industrial Co., Ltd.	12,420	52,077
#	Soosan Heavy Industries Co., Ltd.	40,700	64,113
*	Ssangyong Cement Industry Co., Ltd.	79,381	1,099,150
*	Ssangyong Corp.	4,186	66,354
* #	Ssangyong Motor Co.	137,030	730,540
*	STX Corp.	14,274	938,237
*	STX Engine Co., Ltd.	28,692	1,481,597
* #	STX Shipbuilding Co., Ltd.	3,326	131,388
* #	Sudo Pharmaceutical Industry Co., Ltd.	66,850	69,902
	Suheung Capsule Co., Ltd.	16,030	103,230
	Sung Bo Chemicals Co., Ltd.	1,930	81,958
#	Sung Chang Enterprise Co., Ltd.	6,150	154,869
* #	Sung Shin Cement Co., Ltd.	22,350	288,445

29

* #	Sungjee Construction Co., Ltd.	4,690	$152,941
* #	Sungwon Corp.	49,310	735,598
*	Sunjin Co., Ltd.	2,840	81,132
#	Sunkyong Securities Co., Ltd.	268,610	881,020
#	Sunwoo Shipping & Technology Co., Ltd.	85,930	184,861
	Tae Kwang Industrial Co., Ltd.	880	942,824
	Tae Kyung Industrial Co., Ltd.	29,140	116,162
#	Taegu Department Store Co., Ltd.	13,040	214,904
* #	Taeyoung Engineering & Construction	90,740	987,747
#	Tai Han Electric Wire Co., Ltd.	24,401	1,188,917
	Tai Lim Packaging Industries Co., Ltd.	6,200	72,461
	TCC Steel	3,016	77,954
* #	Telcoware Co., Ltd.	9,000	74,417
* #	The Will-Bes & Co., Ltd.	11,120	46,539
#	Tong Yang Investment Bank	126,472	2,424,419
* #	Tong Yang Major Corp.	70,586	721,046
#	Tong Yang Moolsan Co., Ltd.	5,500	51,655
*	Trigem Computer, Inc.	13	—
* #	TRYBRANDS, Inc.	38,370	177,773
	TS Corp.	5,500	372,596
#	Uangel Corp.	12,280	71,924
* #	Uni Chem Co., Ltd.	56,800	40,342
#	Unid Co., Ltd.	6,000	247,515
* #	Union Steel Manufacturing Co., Ltd.	13,912	337,590
#	Uniquest Corp.	11,050	72,250
*	VGX International, Inc.	16,954	42,645
* #	Wealth Bridge Co., Ltd.	41,460	31,360
#	Whanin Pharmaceutical Co., Ltd.	13,650	220,609
	Wiscom Co., Ltd.	7,880	34,514
	Woongjin Coway Co., Ltd.	30,440	1,022,772
	Woongjin Thinkbig Co, Ltd.	22,329	571,758
#	Woongjin.Com Co., Ltd.	32,907	797,012
#	Woori Financial Co., Ltd.	20,620	223,174
	WooSung Feed Co., Ltd.	17,000	32,499
	YESCO Co., Ltd.	5,950	246,237
	Yoosung Enterprise Co., Ltd.	33,540	137,009
#	Youlchon Chemical Co., Ltd.	32,710	265,575
*	Young Poong Mining & Construction Corp.	1,580	93
	Young Poong Paper Manufacturing Co., Ltd.	2,170	71,456
	Youngbo Chemical Co., Ltd.	12,640	32,650
#	Youngone Corp.	68,080	678,059
#	Youngpoong Corp.	2,040	951,361
	Yuhan Corp.	9,946	1,975,809
	YuHwa Securities Co., Ltd.	12,910	276,646
* #	Yungjin Pharm Co., Ltd.	124,036	170,447
*	Yuyang Telecom Co., Ltd.	5,530	54,963
*	ZeroOne Interactive Co., Ltd.	32,840	29,775
TOTAL COMMON STOCKS			151,142,697

RIGHTS/WARRANTS — (0.0%)
*	Green Fire Marine Insurance Co., Ltd. Rights 03/14/08	628	3,217
*	Hanwha Securities Co., Ltd. Rights 03/11/08	22,551	115,275
TOTAL RIGHTS/WARRANTS			118,492

TOTAL — SOUTH KOREA			151,261,189

30

TAIWAN — (10.8%)
COMMON STOCKS — (10.8%)
*	A.G.V. Products Corp.	646,000	$263,261
	Aaeon Technology, Inc.	146,746	278,098
	Ability Enterprise Co., Ltd.	668,532	972,924
*	Abocom Systems, Inc.	115,640	48,921
*	Acbel Polytech, Inc.	758,560	304,358
*	Accton Technology Corp.	876,000	349,550
	Allis Electric Co., Ltd.	273,000	82,152
	Altek Corp.	453,935	613,915
	Ampoc Far East Co., Ltd.	153,830	57,048
	Amtran Technology Co., Ltd.	901,308	775,429
	Apex Biotechnology Corp.	178,592	352,177
*	Apex Science & Engineering Corp.	124,000	29,727
	Arima Communication Corp.	593,809	325,397
*	Arima Computer Corp.	1,453,000	258,044
	Arima Optoelectronics Corp.	350,593	284,743
	Asia Chemical Corp.	559,000	292,722
	Asia Polymer Corp.	495,936	402,015
*	Asia Vital Components Co., Ltd.	358,980	266,294
	Aten International Co., Ltd.	175,728	447,479
	Audix Co., Ltd.	259,877	200,554
	Aurora Corp.	522,195	475,851
	Aurora Systems Corp.	244,000	156,846
	Avermedia Technologies, Inc.	332,276	523,259
	Avision, Inc.	333,144	199,506
	Awea Mechantronic Co., Ltd.	120,900	212,707
	Bank of Kaohsiung Co., Ltd.	751,966	371,568
	Basso Industry Corp., Ltd.	322,537	403,411
*	Behavior Tech Computer Corp.	484,938	100,705
*	Bes Engineering Corp.	2,691,750	802,522
	Biostar Microtech International Corp.	223,053	118,702
	C Sun Manufacturing, Ltd.	241,483	138,339
*	Carnival Industrial Corp.	656,000	177,827
	Cathay Chemical Works, Inc.	229,000	100,095
	Cathay Real Estate Development Co., Ltd.	1,230,000	814,292
	Central Reinsurance Co., Ltd.	717,050	396,302
	Chain Qui Development Co., Ltd.	226,083	267,356
	Champion Building Materials Co., Ltd.	519,772	277,414
	Charoen Pokphand Enterprises Co., Ltd.	351,000	191,206
	Cheng Loong Corp.	1,760,330	708,189
	Chenming Mold Industrial Corp.	264,074	88,269
*	Chia Her Industrial Co., Ltd.	539,000	50,594
*	Chia Hsin Cement Corp.	971,000	755,834
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	97,211	12,043
	Chicony Electronics Co., Ltd.	569,769	881,182
*	Chien Shing Stainless Steel Co., Ltd.	480,000	151,130
	Chilisin Electronics Corp.	203,466	104,736
	China Chemical & Pharmaceutical Co.	408,000	248,565
	China Ecotek Corp.	170,000	188,224
	China Electric Manufacturing Co., Ltd.	694,900	335,302
*	China General Plastics Corp.	665,000	214,671
	China Glaze Co., Ltd.	324,555	126,019

31

	China Hi-Ment Corp.	355,804	$388,216
*	China Life Insurance Co., Ltd.	1,539,418	1,106,884
*	China Man-Made Fiber Co., Ltd.	2,399,879	821,679
	China Metal Products Co., Ltd.	388,772	698,347
*	China Petrochemical Development Corp.	3,185,000	1,520,792
*	China Rebar Co., Ltd.	55,174	8,067
	China Steel Chemical Corp.	375,909	928,833
	China Steel Structure Co., Ltd.	232,000	142,594
	China Synthetic Rubber Corp.	712,954	924,566
*	China United Trust & Investment Corp.	164,804	—
*	China Wire & Cable Co., Ltd.	521,000	132,124
	Chinese Maritime Transport, Ltd.	426,850	1,206,911
	Ching Feng Home Fashions Industries Co., Ltd.	192,474	150,777
	Chin-Poon Industrial Co., Ltd.	558,649	465,926
*	Chou Chin Industrial Co., Ltd.	42,180	—
	Chroma Ate, Inc.	498,255	1,003,008
	Chun Yu Works & Co., Ltd.	469,000	148,522
	Chun Yuan Steel Industrial Co., Ltd.	913,976	390,472
	Chung Hsin Electric & Machinery Co., Ltd.	753,000	585,313
	Chung Hung Steel Corp.	1,863,000	1,261,096
	Chung Hwa Pulp Corp.	843,594	570,299
*	Clevo Co.	855,944	1,258,640
	Collins Co., Ltd.	661,000	252,946
	Compeq Manufacturing Co., Ltd.	2,207,000	704,236
	Continental Engineering Corp.	1,297,067	882,257
	Cosmo Electronics Corp.	172,000	225,270
*	Cosmos Bank Taiwan	1,746,500	171,176
	CTCI Corp.	938,748	734,070
	CX Technology Co., Ltd.	200,368	115,169
	Cybertan Technology, Inc.	412,012	665,949
	Cyntec Co., Ltd.	311,552	342,456
	Da-Cin Construction Co., Ltd.	438,711	205,086
*	De Licacy Industries Co.	100,000	22,492
*	Delpha Construction Co., Ltd.	462,000	119,253
	Depo Auto Parts Industrial Co., Ltd.	270,000	861,044
*	Der Pao Construction Co., Ltd.	476,000	12,626
	Diamond Flower Electric Instrument Co., Ltd.	199,514	466,140
	D-Link Corp.	557,160	885,169
	Eastern Media International	2,002,128	614,151
	Eclat Textile Co., Ltd.	229,317	123,780
	Edom Technology Co., Ltd.	238,776	128,531
	Elan Microelectronics Corp.	565,728	834,241
*	E-Lead Electronic Co., Ltd.	150,000	178,045
	Elite Material Co., Ltd.	312,479	110,993
	Elite Semiconductor Memory Technology, Inc.	355,534	577,809
*	Elitegroup Computer Systems Co., Ltd.	2,035,335	753,070
	Enlight Corp.	442,895	124,968
*	EnTie Commercial Bank	882,246	222,936
	Eten Information Systems, Ltd.	255,488	331,082
	Eternal Chemical Co., Ltd.	390,000	429,524
	Everest Textile Co., Ltd.	830,562	202,599
	Evergreen International Storage & Transport Corp.	1,691,000	1,139,710
	Everlight Chemical Industrial Corp.	655,000	361,606
*	Everspring Industry Co., Ltd.	417,530	110,086
	Evertop Wire Cable Corp.	276,629	76,299

32

	Excel Cell Electronics Co., Ltd.	143,000	$70,821
*	Far Eastern International Bank	3,163,048	1,064,705
	Federal Corp.	717,144	490,419
	Feng Hsin Iron & Steel Co., Ltd.	849,098	1,591,229
	Feng Tay Enterprise Co., Ltd.	791,561	598,382
*	FIC Global, Inc.	27,289	6,449
	First Copper Technology Co., Ltd.	703,000	294,725
	First Hotel	351,203	400,756
*	First Steamship Co., Ltd.	429,000	912,260
	Flytech Technology Co., Ltd.	112,500	354,046
*	Formosa Epitaxy, Inc.	223,000	212,267
	Formosa International Hotels Corp.	81,478	1,212,353
	Formosan Rubber Group, Inc.	841,000	586,713
	Fortune Electric Co., Ltd.	396,000	610,206
*	Fu I Industrial Co., Ltd.	97,900	33,666
	Fwuson Industry Co., Ltd.	453,000	200,015
	G Shank Enterprise Co., Ltd.	290,408	300,304
*	G.T.M. Corp.	338,000	303,943
	Gem Terminal Industries Co., Ltd.	250,922	226,941
	Giant Manufacture Co., Ltd.	483,170	1,085,892
*	Giga Storage Corp.	501,859	124,998
	Giga-Byte Technology Co., Ltd.	1,390,800	867,892
	Globe Union Industrial Corp.	406,438	412,070
	Gold Circuit Electronics, Ltd.	776,904	553,902
	Goldsun Development & Construction Co., Ltd.	1,984,265	1,242,517
	Good Will Instrument Co., Ltd.	134,400	98,599
	Gordon Auto Body Parts Co., Ltd.	233,789	87,608
*	Grand Pacific Petrochemical Corp.	1,061,000	392,283
	Grape King, Inc.	183,000	124,612
	Great China Metal Industry Co., Ltd.	462,000	218,034
	Great Taipei Gas Co., Ltd.	776,000	433,386
	Great Wall Enterprise Co., Ltd.	718,543	950,620
	Greatek Co., Ltd.	768,887	959,635
	Hanpin Co., Ltd.	151,000	91,389
	Hey Song Corp.	765,000	431,834
	Highwealth Construction Corp.	944,914	1,247,882
*	Hitron Technologies, Inc.	188,000	59,234
*	Ho Tung Holding Corp.	951,486	291,340
*	Hocheng Corp.	603,000	214,122
*	Hold-Key Electric Wire & Cable Co., Ltd.	330,470	113,054
	Hong Tai Electric Industrial Co., Ltd.	567,000	441,766
	Hong Yi Fiber Industry Co., Ltd.	216,000	69,238
	Honmyue Enterprise Co., Ltd.	252,000	68,347
	Hota Industrial Manufacturing Co., Ltd.	192,200	238,461
	Hsin Kuang Steel Co., Ltd.	391,826	481,667
	Hsing Ta Cement Co., Ltd.	570,000	210,048
	Hua Eng Wire & Cable Co., Ltd.	988,565	378,507
	Huang Hsiang Construction Corp.	348,000	896,677
	Hung Ching Development & Construction Co., Ltd.	409,000	212,848
	Hung Poo Construction Corp.	485,800	773,349
	Hung Sheng Construction Co., Ltd.	887,000	746,770
*	Hwa Fong Rubber Co., Ltd.	467,000	132,250
	Ichia Technologies, Inc.	475,939	342,929
	I-Chiun Precision Industry Co., Ltd.	235,256	258,486
	Inernational Semiconductor Technology, Ltd.	688,065	275,983

33

	Infortrend Technology, Inc.	366,918	$565,440
	ITE Technology, Inc.	172,000	452,944
*	Jean Co., Ltd.	288,000	90,791
	Johnson Health Tech Co., Ltd.	161,000	288,258
	Jui Li Enterprise Co., Ltd.	336,000	123,870
	K Laser Technology, Inc.	248,343	213,396
	Kang Na Hsiung Co., Ltd.	302,000	160,149
*	Kao Hsing Chang Iron & Steel Corp.	715,000	206,018
	Kaulin Manufacturing Co., Ltd.	242,770	231,942
	Kee Tai Properties Co., Ltd.	731,850	510,805
*	Kenda Rubber Industrial Co., Ltd.	736,879	593,508
	King Yuan Electronics Co., Ltd.	2,011,334	998,808
	Kingdom Construction Co., Ltd.	889,000	478,123
*	King’s Town Bank	1,702,701	511,725
*	King’s Town Construction Co., Ltd.	494,994	426,335
	Kinpo Electronics, Inc.	2,606,037	864,871
	Knowledge-Yield-Excellence Systems Corp.	368,841	507,525
	Kung Long Batteries Industrial Co., Ltd.	64,000	78,346
*	Kuoyang Construction Co., Ltd.	687,000	435,201
*	Kwong Fong Industries Corp.	996,000	319,004
	Lan Fa Textile Co., Ltd.	535,340	199,996
*	Lead Data Co., Ltd.	617,920	149,633
	Leader Electronics, Inc.	174,477	76,952
*	Leadtek Research, Inc.	231,700	91,950
*	Lealea Enterprise Co., Ltd.	1,141,000	358,964
	Lee Chang Yung Chemical Industry Corp.	853,847	963,237
	Lee Chi Enterprises Co., Ltd.	326,000	130,167
	Lelon Co., Ltd.	251,170	92,884
*	Leofoo Development Co., Ltd.	507,000	367,671
	Les Enphants Co., Ltd.	281,080	202,559
*	Li Peng Enterprise Co., Ltd.	930,600	298,217
	Lian Hwa Foods Corp.	196,000	78,118
*	Lien Chang Electronic Enterprise Co., Ltd.	147,000	45,489
	Lien Hwa Industrial Corp.	1,089,302	803,947
	Lingsen Precision Industries, Ltd.	496,575	190,494
	Lite-On Technology Corp.	1	—
	Long Bon Development Co., Ltd.	759,062	450,686
	Long Chen Paper Co., Ltd.	823,668	325,907
	Lucky Cement Corp.	620,000	213,216
	Makalot Industrial Co., Ltd.	237,202	513,264
	Mayer Steel Pipe Corp.	256,584	238,947
	Maywufa Co., Ltd.	177,632	91,940
	Meiloon Co., Ltd.	391,119	257,529
	Mercuries & Associates, Ltd.	940,455	654,720
*	Mercuries Data Co., Ltd.	285,292	64,871
	Merida Industry Co., Ltd.	375,800	676,612
	Merry Electronics Co., Ltd.	238,363	604,158
	Microelectronics Technology, Inc.	665,000	363,378
	Micro-Star International Co., Ltd.	1,650,361	1,312,640
*	Microtek International, Inc.	387,000	61,210
	Min Aik Technology Co., Ltd.	185,770	238,425
	Mirle Automation Corp.	238,637	291,976
	Mitac Technology Corp.	656,360	525,210
	Mobiletron Electronics Co., Ltd.	135,000	127,988
	Mospec Seminconductor Corp.	131,000	148,093

34

*	Mustek Systems, Inc.	591,708	$148,239
	Nak Sealing Technologies Corp.	121,954	142,955
*	Namchow Chemical Industrial Co., Ltd.	473,000	149,601
	Nankang Rubber Tire Co., Ltd.	778,171	1,304,131
	Nantex Industry Co., Ltd.	383,110	363,401
	National Petroleum Co., Ltd.	455,824	420,386
*	New Asia Construction & Development Co., Ltd.	352,618	78,619
	Nien Hsing Textile Co., Ltd.	981,000	631,994
	Ocean Plastics Co., Ltd.	342,200	246,866
*	Optimax Technology Corp.	968,674	288,042
*	Opto Tech Corp.	714,886	606,159
*	Orient Semiconductor Electronics, Ltd.	226,487	56,364
	Oriental Union Chemical Corp.	1,074,302	1,044,840
*	Pacific Construction Co., Ltd.	1,054,000	116,399
*	Pacific Electric Wire & Cable Corp.	726,000	12,212
	Pan Jit International, Inc.	390,005	351,576
	Pan-International Industrial Corp.	114,000	204,450
*	PC Home Online	49,000	39,045
	Phihong Technology Co., Ltd.	538,180	336,232
	Phoenix Precision Technology Corp.	1,308,342	890,576
	Phoenixtec Power Co., Ltd.	703,725	1,064,010
*	Picvue Electronics, Ltd.	72,760	—
	Pihsiang Machinery Mfg. Co., Ltd.	251,534	505,181
*	Potrans Electrical Corp.	228,000	32,155
	Prince Housing & Development Corp.	1,569,319	901,551
*	Procomp Informatics, Ltd.	21,675	—
*	Prodisc Technology, Inc.	1,707,199	280,662
	Promise Technology, Inc.	217,223	125,269
*	Protop Technology Co., Ltd.	192,000	6,707
*	Quintain Steel Co., Ltd.	613,000	156,952
	Radium Life Tech Corp.	704,586	798,048
*	Ralec Electronic Corp.	91,717	110,470
*	Rectron, Ltd.	185,496	27,131
*	Reward Wool Industry Corp.	314,000	104,735
*	Rexon Industrial Corp., Ltd.	469,000	130,884
	Richtek Technology Corp.	21,532	189,996
*	Ritek Corp.	5,595,000	1,336,088
	Ruentex Development Co., Ltd.	1,163,000	1,241,836
	Ruentex Industries, Ltd.	1,252,000	1,155,957
*	Sainfoin Technology Corp.	131,260	—
*	Sampo Corp.	1,721,124	369,081
	San Fang Chemical Industry Co., Ltd.	266,770	200,813
	Sanyang Industrial Co., Ltd.	1,335,000	919,176
	Sanyo Electric Co., Ltd.	503,000	665,167
	SDI Corp.	274,000	255,287
	Senao International Co., Ltd.	371,884	526,894
	Shan-Loong Transportation Co., Ltd.	135,385	70,924
	Sheng Yu Steel Co., Ltd.	552,980	562,246
	Shihlin Electric & Engineering Corp.	895,000	1,103,113
*	Shihlin Paper Corp.	418,000	646,301
*	Shin Shin Co., Ltd.	49,000	41,516
	Shinkong Co., Ltd.	516,316	299,228
*	Shinkong Synthetic Fibers Co., Ltd.	2,321,961	889,772
*	Shuttle, Inc.	290,152	121,937
	Sigurd Microelectronics Corp.	404,397	222,431

35

	Silicon Integrated Systems Corp.	2,346,137	$798,426
	Silitech Technology Corp.	221,303	682,831
	Sincere Navigation Corp.	591,669	1,205,730
	Sinkang Industries Co., Ltd.	259,805	199,818
	Sinkong Spinning Co., Ltd.	469,542	484,689
	Sinon Corp.	551,000	209,805
*	Sintek Photronics Corp.	1,439,463	411,862
	Sinyi Realty, Inc.	365,925	1,209,491
	Sitronix Technology Corp.	149,928	396,778
	Siward Crystal Technology Co., Ltd.	191,439	115,783
*	Solelytex Enterprise Corp.	214,200	159,724
*	Solomon Technology Corp.	583,000	365,407
	South East Soda Manufacturing Co., Ltd.	240,250	185,300
	Southeast Cement Co., Ltd.	899,700	407,119
	SPI Electronic Co., Ltd.	249,718	275,998
	Spirox Corp.	262,477	237,867
	Springsoft, Inc.	309,242	331,385
	Standard Chemical & Pharmaceutical Co., Ltd.	206,490	181,551
	Standard Foods Taiwan, Ltd.	531,000	290,624
	Stark Technology, Inc.	311,100	156,443
	Sunonwealth Electric Machine Industry Co., Ltd.	305,077	178,371
	Sunplus Technology Co., Ltd.	530,000	591,941
	Sunrex Technology Corp.	525,962	638,010
*	Syscom Computer Engineering Co.	140,000	40,372
	Sysware Systex Corp.	290,432	296,675
*	T JOIN Transportation Co.	802,000	428,420
	Ta Chen Stainless Pipe Co., Ltd.	735,197	993,626
*	Ta Chong Bank, Ltd.	3,172,212	937,634
	Ta Ya Electric Wire & Cable Co., Ltd.	871,578	277,072
	Ta Yih Industrial Co., Ltd.	194,000	140,632
	Tah Hsin Industrial Corp.	447,000	373,390
*	Tai Roun Products Co., Ltd.	258,000	97,010
	Ta-I Technology Co., Ltd.	217,266	168,213
*	Taichung Commercial Bank	2,187,112	974,826
	Tainan Enterprises Co., Ltd.	250,829	331,983
	Tainan Spinning Co., Ltd.	2,480,000	1,406,004
*	Taisun Enterprise Co., Ltd.	542,000	192,851
*	Taita Chemical Co., Ltd.	439,000	150,358
	Taiwan Acceptance Corp.	229,480	156,580
	Taiwan Fire & Marine Insurance Co., Ltd.	529,602	465,816
*	Taiwan Flourescent Lamp Co., Ltd.	176,000	16,965
	Taiwan Fu Hsing Industrial Co., Ltd.	333,300	190,365
	Taiwan Hon Chuan Enterprise Co., Ltd.	283,840	259,147
	Taiwan Kai Yih Industrial Co., Ltd.	230,722	108,841
*	Taiwan Kolin Co., Ltd.	1,356,000	559,987
	Taiwan Life Insurance Co., Ltd	800,165	1,340,878
	Taiwan Line Tek Electronic Co., Ltd.	71,658	41,319
	Taiwan Mask Corp.	528,720	294,784
	Taiwan Navigation Co., Ltd.	598,777	1,064,974
	Taiwan Paiho Co., Ltd.	398,410	434,005
	Taiwan Polypropylene Co., Ltd.	461,824	343,333
*	Taiwan Pulp & Paper Corp.	618,000	238,446
*	Taiwan Sakura Corp.	411,080	161,681
	Taiwan Secom Co., Ltd.	691,332	1,186,014
	Taiwan Sogo Shinkong Security Co., Ltd.	495,724	446,185

36

	Taiwan Styrene Monomer Corp.	958,547	$427,366
*	Taiwan Tea Corp.	1,241,714	1,148,731
	Taiyen Biotech Co., Ltd.	438,000	379,903
*	Teapo Electronic Corp.	712,000	134,270
	Teco Electric & Machinery Co., Ltd.	2,784,000	1,567,354
	Tecom, Ltd.	447,114	241,958
	Ten Ren Tea Co., Ltd.	123,980	117,210
	Test-Rite International Co., Ltd.	774,946	482,446
	Tex-Ray Industrial Co., Ltd.	188,000	78,865
	The Ambassador Hotel	597,000	879,867
*	The Chinese Bank	1,694,000	—
	The First Insurance Co., Ltd.	498,760	242,468
	Thinking Electronic Industrial Co., Ltd.	184,203	164,576
	Thye Ming Industrial Co., Ltd.	240,000	485,978
	Ton Yi Industrial Corp.	2,487,280	1,126,780
	Tong Yang Industry Co., Ltd.	648,864	597,846
*	Tsann Kuen Enterprise Co., Ltd.	454,340	603,266
	TSRC Corp.	903,975	1,216,000
	TTET Union Corp.	264,000	288,041
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	382,000	88,966
*	Twinhead International Corp.	766,504	105,590
	TYC Brother Industrial Co., Ltd.	472,886	343,651
*	Tycoons Group Enterprise Co., Ltd.	719,000	167,190
	Tyntek Corp.	407,774	354,977
	Tze Shin International Co., Ltd.	298,920	190,825
*	Uniform Industrial Corp.	84,530	104,257
*	Union Bank of Taiwan	2,955,488	657,106
*	Union Insurance Co., Ltd.	79,732	40,011
	Unitech Electronics Co., Ltd.	313,503	133,085
	Unitech Printed Circuit Board Corp.	628,857	528,368
	United Integration Service Co., Ltd.	446,439	391,371
	Unity Opto Technology Co., Ltd.	335,753	304,293
*	Universal Cement Corp.	874,251	428,656
	Universal Microelectronics Co., Ltd.	158,000	79,061
	Universal Scientific Industrial Co., Ltd.	1,675,548	865,528
	Universal, Inc.	123,000	50,511
	UPC Technology Corp.	1,311,599	788,335
	USI Corp.	1,203,000	739,522
*	U-TECH Media Corp.	317,000	93,391
*	Ve Wong Corp.	311,000	246,415
*	Veutron Corp.	145,000	73,403
*	Via Technologies, Inc.	2,114,000	1,292,402
*	Visual Photonics Epitacy Co., Ltd.	166,000	230,520
	Walsin Technology Corp., Ltd.	982,682	692,668
	Wan Hwa Enterprise Co., Ltd.	451,913	272,765
	Waterland Financial Holdings	3,593,260	1,373,202
*	Wei Chih Steel Industrial Co., Ltd.	433,000	127,380
*	Wei Chuan Food Corp.	737,000	487,576
	Weltrend Semiconductor, Inc.	343,884	305,388
	Wistron NeWeb Corp.	259,381	363,550
	WPG Holdings Co., Ltd.	387,102	424,014
*	Wus Printed Circuit Co., Ltd.	836,205	206,668
*	Ya Hsin Industrial Co., Ltd.	1,032,578	—
	Yageo Corp.	4,798,000	1,459,210
	Yeung Cyang Industrial Co., Ltd.	404,142	478,058

37

*	Yi Jinn Industrial Co., Ltd.	709,000	$112,135
	Yieh Phui Enterprise Co., Ltd.	2,301,035	1,050,265
	Yosun Industrial Corp.	449,130	326,106
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	2,852,458	1,201,140
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	255,672	363,081
	Yung Shin Pharmaceutical Industrial Co., Ltd.	406,300	450,019
	Yung Tay Engineering Co., Ltd.	729,000	580,786
	Zig Sheng Industrial Co., Ltd.	795,442	204,933
	Zinwell Corp.	316,376	960,359
	Zippy Technology Corp.	207,570	127,382
	Zyxel Communication Corp.	960,030	1,046,250

TOTAL — TAIWAN			164,582,083

THAILAND — (2.9%)
COMMON STOCKS — (2.9%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	265,000	101,033
*	Adkinson Securities PCL (Foreign)	13,031,600	310,523
*	Advance Agro PCL (Foreign)	809,000	992,776
	Aeon Thana Sinsap (Thailand) PCL (Foreign)	142,500	168,646
	Amata Corp. PCL (Foreign)	2,369,800	1,219,722
*	Apex Development (Foreign)	3,536	2,420
	Asia Plus Securities PCL (Foreign)	5,068,950	618,420
#	Asian Property Development PCL (Foreign)	4,535,100	922,149
	Asian Property Development PCL (Foreign) NVDR	1,911,600	388,697
	Bangkok Aviation Fuel Services PCL (Foreign)	854,917	287,915
#	Bangkok Chain Hospital PCL (Foreign)	1,855,500	445,084
	Bangkok Expressway PCL (Foreign)	1,458,800	1,015,019
	Bangkok First Investment & Trust PCL (Foreign)	702,200	139,436
	Bangkok Insurance PCL (Foreign)	84,734	748,405
*	Bangkok Land PCL (Foreign)	14,748,970	342,073
*	Bangkok Land PCL (Foreign) NVDR	21,859,700	506,992
*	Bangkok Rubber PCL (Foreign)	14,600	1,150
	Big C Supercenter PCL (Foreign)	48,000	70,532
#	Bualuang Securities PCL (Foreign)	240,000	182,240
	Cal-Comp Electronics (Thailand) PCL (Foreign)	3,894,500	742,399
	Capital Nomura Securities PCL (Foreign)	46,000	50,056
	Capital Nomura Securities PCL (Foreign) NVDR	45,000	48,967
*	Central Paper Industry PCL (Foreign)	20	1,334
	Central Plaza Hotel PCL (Foreign)	916,100	168,813
	Ch. Karnchang PCL (Foreign)	2,746,200	702,364
	Charoong Thai Wire & Cable PCL (Foreign)	672,400	160,756
	Dynasty Ceramic PCL (Foreign)	882,400	448,559
	Eastern Water Resources Development & Management PCL (Foreign)	2,199,400	311,654
*	Erawan Group PCL	335,930	48,028
	Erawan Group PCL (Foreign)	3,710,340	530,470
	GMM Grammy PCL (Foreign)	928,000	294,837
*	Golden Land Property PCL (Foreign)	485,616	123,429
*	Golden Land Property PCL (Foreign) NVDR	41,200	10,472
	Hana Microelectronics PCL (Foreign)	1,281,796	773,761
	Hermraj Land & Development PCL (Foreign)	16,126,900	578,980
	Home Product Center PCL (Foreign)	4,526,470	716,182
	ICC International PCL (Foreign)	204,600	269,766
	Indorama Polymers PCL (Foreign)	207,000	59,190

38

*	ITV PCL (Foreign)	2,785,600	$92,927
	Jasmine International PCL (Foreign)	22,596,400	186,658
	Kang Yong Electric PCL (Foreign)	7,200	9,236
#	KGI Securities One PCL (Foreign)	6,065,846	474,090
	Khon Kaen Sugar Industry PCL (Foreign)	581,600	266,085
	Kiatnakin Bank PCL (Foreign) NVDR	62,800	58,859
#	Kiatnakin Finance PCL (Foreign)	834,300	781,949
#	Kim Eng Securities Thailand PCL (Foreign)	989,700	809,683
	Krungthai Card PCL (Foreign)	576,700	415,920
#	L.P.N. Development PCL (Foreign)	415,250	89,712
	L.P.N. Development PCL (Foreign) NVDR	5,839,800	1,261,657
	Laguna Resorts & Hotels PCL (Foreign)	80,500	122,764
	Lalin Property PCL (Foreign)	1,650,500	146,828
#	Lanna Resources PCL (Foreign)	833,500	505,793
	Loxley PCL (Foreign)	5,615,220	438,870
#	Major Cineplex Group PCL (Foreign)	2,031,200	1,142,248
	MBK Development PCL (Foreign)	330,900	751,687
	Minor Corp. PCL (Foreign)	350,180	161,322
	MK Real Estate Development PCL (Foreign)	1,960,260	146,981
	Muramoto Electronic (Thailand) PCL (Foreign)	17,000	88,578
*	Nakornthai Strip Mill PCL (Foreign)	42,252,000	349,024
*	Nation Multimedia Group PCL (Foreign)	146,259	38,104
	Noble Development PCL (Foreign)	573,600	75,083
*	Pacific Assets PCL (Foreign)	141,000	20,920
	Padaeng Industry PCL (Foreign) NVDR (6362351)	588,500	649,734
	Padaeng Industry PCL (Foreign) NVDR (6666990)	73,800	81,479
	Patum Rice Mill & Granary PCL (Foreign)	5,500	6,815
	Phatra Insurance PCL (Foreign)	10,000	51,469
	Polyplex PCL (Foreign)	970,000	209,563
	Power Line Engineering PCL (Foreign)	1,369,100	228,365
	Pranda Jewelry PCL (Foreign)	118,000	33,741
*	Property Perfect PCL (Foreign)	2,485,300	311,107
	Quality Houses PCL (Foreign)	17,899,800	1,364,878
	Regional Container Lines PCL (Foreign)	1,185,300	960,291
#	Robinson Department Store PCL (Foreign)	1,875,025	667,205
	Rojana Industrial Park PCL (Foreign)	1,122,800	556,495
	Saha Pathana Inter-Holding PCL (Foreign)	350,000	216,839
	Saha-Union PCL (Foreign)	636,600	382,263
	Sahaviriya Steel Industries PCL (Foreign)	22,178,500	641,221
#	Samart Corporation PCL (Foreign)	2,154,900	503,209
	Samart I-Mobile PCL (Foreign)	950,300	603,844
	Sammakorn PCL (Foreign)	75,000	5,242
	Sansiri PCL (Foreign)	2,901,166	341,043
	SC Asset Corp. PCL (Foreign)	580,100	289,359
	Seamico Securities PCL (Foreign)	1,759,022	190,014
	SE-Education PCL (Foreign)	253,600	76,543
	Serm Suk PCL (Foreign)	10,000	5,973
*	Serm Suk PCL (Foreign) NVDR	39,000	23,295
*	Shinawatra Satellite PCL (Foreign)	2,372,000	776,222
	Siam Future Development PCL (Foreign)	220,000	78,983
	Siam Industrial Credit PCL (Foreign)	178,162	23,661
	Siam Makro PCL (Foreign)	512,100	1,602,600
* #	Sino-Thai Engineering & Construction PCL (Foreign)	2,310,900	425,837
	Sri Trang Agro Industry PCL (Foreign)	370,998	152,053
	Srithai Superware PCL (Foreign)	439,300	115,146

39

	Supalai PCL (Foreign)	2,640,533	$300,337
	SVOA PCL (Foreign)	1,007,100	41,596
	Tata Steel (Thailand) PCL (Foreign)	10,445,300	750,004
	Thai Carbon Black PCL (Foreign)	87,900	79,592
	Thai Plastic & Chemicals PCL (Foreign)	1,857,400	1,239,250
	Thai Reinsurance PCL (Foreign)	1,484,700	287,742
*	Thai Rung Union Car PCL (Foreign)	759,600	60,334
	Thai Stanley Electric (Thailand) PCL (Foreign)	153,600	702,729
#	Thai Union Frozen Products PCL (Foreign)	646,000	418,694
	Thai Vegetable Oil PCL (Foreign)	911,875	579,428
	Thai Wacoal PCL (Foreign)	78,000	84,257
	Thanachart Capital PCL (Foreign)	3,592,300	1,757,631
	Ticon Industrial Connection PCL (Foreign)	1,026,600	619,711
	Ticon Industrial Connection PCL (Foreign) NVDR	105,200	63,504
	Tipco Asphalt PCL (Foreign)	352,190	266,310
	TIPCO Foods (Thailand) PCL (Foreign)	835,982	147,409
	Tisco Bank PCL (Foreign) NVDR	167,800	158,604
	TISCO Finance PCL (Foreign)	745,900	734,643
	TPI Polene PCL (Foreign)	229,400	53,205
*	TT&T PCL (Foreign)	7,453,700	189,451
*	Tuntex (Thailand) PCL (Foreign)	126,728	7,731
*	Tycoons Worldwide Group PCL (Foreign)	804,700	149,563
*	Union Mosaic Industry PCL (Foreign)	681,900	18,848
	United Palm Oil Industry PCL (Foreign)	21,000	47,371
	Univentures PCL (Foreign)	1,801,100	165,947
	Vanachai Group PCL (Foreign)	2,859,066	334,277
	Vibhavadi Medical Center PCL (Foreign)	1,247,400	118,102
	Vinythai PCL (Foreign)	2,273,034	527,185
TOTAL COMMON STOCKS			44,416,171

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	217,333	691
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	1,099,600	48,561
*	SVI PCL (Foreign) Warrants 12/06/10	612,160	11,864
TOTAL RIGHTS/WARRANTS			61,116

TOTAL — THAILAND			44,477,287

TURKEY — (2.9%)
COMMON STOCKS — (2.9%)
	Acibadem Saglik Hizmetleri ve Ticares A.S.	114,753	803,651
	Adana Cimento Sanayi Ticaret A.S.	1,029,251	535,991
	Afyon Cimento Sanayii Ticaret A.S.	201	189,210
*	Ak-Al Tekstil A.S.	1	—
	Akcansa Cimento Sanayi ve Ticaret A.S.	324,378	1,497,513
*	Akenerji Elektrik Uretim A.S.	80,193	690,214
	Aksa Akrilik Kimya Sanayii A.S.	206,894	319,286
	Aksigorta A.S.	315,148	1,564,505
*	Aksu Iplik Dokuma ve Boya Apre Fabrikalari A.S.	1	—
*	Aktas Elektrik Ticaret A.S.	370	45,473
	Alarko Holding A.S.	326,389	760,711
*	Alcatel Telekomunikasyon Endustri ve Ticaret A.S.	54,101	80,978
	Alkim Alkali Kimya A.S.	37,197	236,986

40

*	Alternatifbank A.S.	1	$1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	72,764	414,364
	Anadolu Anonim Turk Sigorta Sirketi A.S.	619,763	799,132
	Anadolu Cam Sanayii A.S.	578,340	1,410,708
	Anadolu Hayat Sigorta A.S.	209,393	613,502
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	31,571	233,599
*	Ayen Enerji A.S.	161,469	340,076
	Aygaz A.S.	410,610	1,429,426
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,146	500,153
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	147,698	416,723
	Bati Anabolu Cimento A.S.	110,525	800,403
	Bati Soeke Cimento Sanayi A.S.	67,601	137,254
*	Beko Elektronik A.S.	234,899	195,550
	Bolu Cimento Sanayii A.S.	284,896	417,536
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	36,993	263,857
*	Bosch Fren Sistemleri Sanayi ve Ticaret A.S.	2,600	167,672
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	205,147	233,588
*	Boyner Buyuk Magazacilik A.S.	189,233	336,183
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	5,857	319,219
	BSH ev Aletleri Sanayi ve Ticaret A.S.	5,040	106,955
	Bursa Cimento Fabrikasi A.S.	115,360	891,361
	Celebi Hava Servisi A.S.	51,037	335,354
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	123,629	160,794
	Cimsa Cimento Sanayi ve Ticaret A.S.	259,130	1,505,713
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	114,830	1,425,350
*	Dogan Gazetecilik A.S.	105,300	223,147
	Dogus Otomotiv Servis ve Ticaret A.S.	161,473	899,222
*	Dyo Boya Fabrikalari Sanayi ve Ticaret A.S.	411,870	230,562
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	294,407	1,087,973
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	116,012	275,608
*	Ege Plstik Ticaret ve Sanayi A.S.	1	—
*	EGE Seramik Sanayi ve Ticaret A.S.	69,443	100,949
	Federal - Mogul Izmit Piston ve Pim Uretim Tesisleri A.S.	229	129,243
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	124,213	117,787
*	Global Yatirim Holding A.S.	553,230	528,148
*	Goldas Kuyumculuk Sanayi A.S.	223,653	513,098
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,128	314,452
*	Goodyear Lastikleri T.A.S.	16,988	182,027
*	GSD Holding A.S.	924,152	747,286
*	Gunes Sigorta A.S.	179,660	238,574
	Hektas Ticaret T.A.S.	130,556	132,180
*	Hurriyet Gazetecilik ve Matbaacilik A.S.	581,201	1,377,278
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	70,923	146,514
*	Ihlas Holding A.S.	1,237,042	1,004,796
*	Isiklar Ambalaj A.S.	199,020	128,484
*	Izmir Demir Celik Sanayii A.S.	154,263	293,254
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	524,097	661,242
	Karton Sanayi ve Ticaret A.S.	4,287	191,175
*	Klimasan Klima Sanayi ve Ticaret A.S.	23,281	99,381
	Konya Cimento Sanayii A.S.	5,645	212,086
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	250,232	543,076
	Mardin Cimento Sanayii ve Ticaret A.S.	155,584	793,223

41

*	Marmari Marti Otel Isletmeleri A.S.	226,058	$166,447
	Marshall Boya ve Vernik Sanayii A.S.	10,097	106,903
*	Medya Holdings A.S.	15,849	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	433,859	154,025
	Migros Turk A.S.	1	11
*	Milpa Ticari ve Sinai Urunler Pazarlama Sanayi ve Ticaret A.S.	47,670	64,746
*	Mudurnu Tavukculuk A.S.	1,740	642
*	Multu Aku ve Malzemeleri Sanayi A.S.	76,677	128,822
*	Nergis Holding A.S.	1,784	5,408
*	Net Holding A.S.	1,239,663	863,904
*	Net Turizm Ticaret ve Sanayi A.S.	318,792	228,918
	Nortel Networks Netas Telekomuenikasyon A.S.	9,206	139,470
	Otobus Karoseri Sanayi A.S.	44,321	619,593
*	Parsan Makina Parcalari Sanayii A.S.	102,576	180,437
	Pinar Entegre Et ve Un Sanayi A.S.	87,173	252,279
	Pinar Sut Mamulleri Sanayii A.S.	83,887	417,661
*	Raks Elektronik Sanayi ve Ticaret A.S.	2,730	1,767
*	Sanko Pazarlama Ithalat Ihracat A.S.	48,903	111,145
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	109,462	240,407
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	373,182	156,998
*	Sonmez Filament Sentetik Iplik ve Elyaf Sanayi A.S.	1	—
*	Tat Konserve Sanayii A.S.	284,245	646,299
*	Tekstil Bankasi A.S.	359,314	378,684
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	55,927	366,803
	Tofas Turk Otomobil Fabrikasi A.S.	1	5
	Trakya Cam Sanayii A.S.	772,481	1,502,375
*	Turk Demir Dokum Fabrikalari A.S.	72,898	559,304
*	Turk Ekonomi Bankasi A.S.	569,776	909,084
	Ulker Biskuvi Sanayi A.S.	394,954	1,224,933
	USAS Ucak Servisi A.S.	71,628	94,397
*	Uzel Makina Sanayii A.S.	156,941	179,222
*	Vakif Finansal Kiralama A.S.	24,721	58,307
*	Vestel Elektronik Sanayi ve Ticaret A.S.	302,726	499,893
	Yapi Kredi Finansal Kiralama A.S.	163,135	395,080
	Yapi Kredi Sigorta A.S.	102,412	1,039,823
*	Zorlu Enerji Elektrik Uretim A.S.	115,876	422,587

TOTAL — TURKEY			43,466,136

		Face Amount	Value †
		(000)
SECURITIES LENDING COLLATERAL — (11.9%)
@	Repurchase Agreement, BNP Paribas Securities 3.18%, 03/03/08 (Collateralized by $115,946,378 FHLMC 4.725%(r), 09/01/35 & FNMA, rates ranging from 5.90% to 6.00%, maturities ranging from 08/01/37 to 10/01/37, valued at $102,000,000) to be repurchased at $100,026,500	$100,000	100,000,000
@	Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $96,293,947 FHLMC, rates ranging from 3.706%(r) to 7.000%, maturities ranging from 12/01/22 to 12/01/37; FNMA 5.221%(r), 07/01/35; & GNMA 5.000%, 09/15/35 & 7.000%, 06/15/36, valued at $83,549,595) to be repurchased at $81,933,074	81,911	81,911,367
TOTAL SECURITIES LENDING COLLATERAL			181,911,367

TOTAL INVESTMENTS - (100.0%)
(Cost $1,158,053,407) ##			$1,526,280,082

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$315,730,354
Level 2 – Other Significant Observable Inputs	1,210,549,728
Level 3 – Significant Unobservable Inputs	—
Total	$1,526,280,082

42

THE DFA ONE-YEAR FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Face Amount	Value †
		(000)
UNITED STATES — (99.5%)
BONDS — (19.1%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	$91,700	$91,404,634
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	89,000	88,956,479
	Citigroup Funding, Inc. Floating Rate Note
(r)	5.449%, 10/22/09	85,400	84,624,483
	Deutsche Bank AG Floating Rate Note
(r)	5.370%, 07/30/09	63,000	62,938,197
	General Electric Capital Corp. Floating Rate Note
(r)	5.360%, 10/24/08	9,500	9,489,179
(r)	5.390%, 01/05/09	10,385	10,397,254
	Hewlett-Packard Co. Floating Rate Note
(r)	5.370%, 06/15/09	38,000	37,905,228
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	44,200	44,306,831
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	92,000	91,745,988
	Wachovia Corp. Floating Rate Note
(r)	5.465%, 11/24/09	93,000	92,713,374
	Western Corp. Credit Union Floating Rate Note
(r)	5.340%, 09/25/08	5,000	4,988,110
TOTAL BONDS			619,469,757

CERTIFICATES OF DEPOSIT INTEREST BEARING — (8.4%)
	Bank of Nova Scotia
	3.080%, 03/25/08	52,000	52,000,418
	3.080%, 03/27/08	35,000	35,000,281
	Barclays Bank
	3.050%, 04/25/08	68,000	68,000,000
	3.050%, 04/28/08	26,000	26,000,000
	Royal Bank of Canada
	3.000%, 03/24/08	92,000	92,000,000
TOTAL CERTIFICATES OF DEPOSIT INTEREST BEARING			273,000,699

COMMERCIAL PAPER — (72.0%)
	Abbey National North America
	3.030%, 03/04/08	90,000	89,969,400
	ABN-AMRO North American Finance
	3.030%, 03/04/08	90,000	89,969,400
	AIG Funding, Inc.
	2.970%, 03/03/08	12,500	12,496,813

1

Allianz Finance Corp.
3.050%, 03/07/08	$68,500	$68,459,243
3.030%, 03/18/08	25,000	24,961,500
Archer-Daniels-Midland Co.
2.970%, 03/03/08	50,000	49,987,125
3.020%, 03/18/08	6,000	5,990,670
2.950%, 04/10/08	38,700	38,563,896
Bank of Nova Scotia
3.090%, 03/20/08	6,000	5,989,733
BNP Paribas Finance, Inc.
3.060%, 03/04/08	90,000	89,969,400
Cafco LLC
3.200%, 03/06/08	6,000	5,996,410
3.320%, 03/11/08	90,000	89,901,963
Caisse Centrale Desjardins Du Quebec
3.000%, 05/20/08	67,000	66,542,323
CBA (DE) Finance, Inc.
3.070%, 03/31/08	15,000	14,960,243
4.400%, 04/02/08	70,000	69,802,754
Ciesco L.P.
3.250%, 03/10/08	73,500	73,427,095
CME Group, Inc.
2.990%, 03/04/08	52,100	52,082,286
3.050%, 03/07/08	15,000	14,991,104
CRC Funding LLC
3.400%, 03/06/08	3,500	3,497,906
3.320%, 03/11/08	92,000	91,899,784
Danske Corp.
3.020%, 03/13/08	58,000	57,935,597
4.490%, 04/03/08	35,000	34,898,455
Deutsche Bank Financial
3.130%, 03/05/08	90,000	89,961,750
Dexia Delaware LLC
4.340%, 03/04/08	93,000	92,968,380
Electricite de France
4.400%, 03/03/08	25,000	24,993,625
FPL Fuels, Inc.
3.000%, 03/13/08	5,000	4,994,394
ING America Insurance Holdings
4.250%, 04/02/08	15,000	14,957,733
KFW International Finance, Inc.
3.000%, 03/10/08	16,500	16,485,939
Kreditanstalt fuer Wiederaufbau
3.000%, 03/07/08	25,500	25,485,125
Lloyds TSB Bank P.L.C.
3.010%, 03/11/08	90,000	89,915,571
MetLife Funding, Inc.
2.920%, 03/10/08	48,000	47,959,094
National Rural Utilities
2.960%, 03/06/08	58,758	58,727,740
2.940%, 03/07/08	35,000	34,978,972
New Center Asset Trust
3.150%, 03/07/08	55,000	54,961,605
3.200%, 03/10/08	38,000	37,962,308
Nordea North America, Inc.
3.050%, 03/06/08	90,000	89,953,650

2

Nstar Electric Co.
3.020%, 03/03/08	$15,900	$15,895,906
2.950%, 03/11/08	12,596	12,584,069
2.930%, 03/17/08	15,540	15,517,178
2.930%, 03/19/08	15,500	15,474,558
Paccar Financial Corp.
3.000%, 03/07/08	20,100	20,088,041
Rabobank USA Financial Corp.
3.040%, 03/03/08	91,000	90,976,795
Rockwell Automation, Inc.
2.940%, 03/10/08	93,100	93,017,299
Southern Co.
2.920%, 03/24/08	10,400	10,378,438
Svenska Handelsbanken
4.500%, 04/02/08	57,000	56,839,385
3.010%, 04/07/08	38,000	37,877,100
Total Capital SA
2.980%, 03/03/08	6,000	5,998,510
4.250%, 03/31/08	90,000	89,761,455
UBS Finance Delaware, Inc.
4.410%, 04/04/08	47,000	46,859,719
Westpac Banking Corp.
3.040%, 03/03/08	10,000	9,997,450
3.040%, 03/11/08	69,000	68,935,271
3.030%, 04/28/08	15,000	14,925,021
TOTAL COMMERCIAL PAPER		2,341,725,181

TOTAL — UNITED STATES		3,234,195,637

TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $17,495,000 FNMA 5.15%(r), 09/01/37, valued at $17,241,072) to be repurchased at $16,984,160	16,980	16,980,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,252,776,697) ##		$3,251,175,637

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs	3,251,175,637
Level 3 – Significant Unobservable Inputs	—
Total	$3,251,175,637

3

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

	Face
	Amount ^	Value †
	(000)

AUSTRALIA — (1.8%)
BONDS — (1.8%)
Commonwealth Bank of Australia
5.200%, 05/28/08	10,000	$9,240,480
Toyota Finance Australia
5.050%, 07/28/08	22,588	20,776,949
Western Australia Treasury Corp.
4.280%, 06/12/08	12,435	11,456,758
4.050%, 06/19/08	22,900	21,081,811
TOTAL — AUSTRALIA		62,555,998

AUSTRIA — (3.4%)
BONDS — (3.4%)
Bundesimmobiliengesellschaft mbH
(f) 3.500%, 08/22/08	29,200	28,114,864
Oesterreichische Kontrollbank AG
(f) 1.500%, 03/27/08	21,000	20,146,513
3.750%, 11/28/08	11,000	16,632,812
PFandBriefstelle der Oesterriechischen Landes-Hypothekenbanken
(f) 3.000%, 01/19/09	54,575	52,474,204
TOTAL — AUSTRIA		117,368,393

BELGIUM — (1.2%)
BONDS — (1.2%)
Belgium, Kingdom of
5.750%, 03/28/08	26,000	39,491,975

CANADA — (2.5%)
BONDS — (2.5%)
British Columbia, Province of
(f) 2.125%, 03/26/08	20,000	19,194,125
Export Development Canada
(j) 0.880%, 09/22/08	6,750,000	65,006,937
TOTAL — CANADA		84,201,062

DENMARK — (0.4%)
BONDS — (0.4%)
Denmark, Kingdom of
4.000%, 08/15/08	70,000	14,246,795

FRANCE — (4.7%)
BONDS — (4.7%)
Caisse D’Amortissement de la Dette Sociale SA
(t) 5.350%, 07/17/08	11,290	10,408,312
5.125%, 10/25/08	14,000	21,367,056

1

	Dexia Credit Local
	5.250%, 04/25/08	10,000	$15,190,284
	Government of France
	5.250%, 04/25/08	62,000	94,268,802
	Ixis Corp. & Invest Bank
	7.500%, 08/05/08	8,000	12,286,491
	Reseau Ferre de France
(f)	3.250%, 09/12/08	6,000	5,775,737
TOTAL — FRANCE			159,296,682

GERMANY — (13.4%)
BONDS — (13.4%)
	Bayerische Landesbank
	4.000%, 07/23/08	27,000	40,917,686
	DSL Bank AG
(j)	1.750%, 10/07/09	5,760,000	56,252,507
	Kreditanstalt fuer Wiederaufbau
	3.750%, 12/15/08	32,000	48,459,038
(j)	2.050%, 09/21/09	1,000,000	9,804,601
	Landesbank Baden-Wuerttemberg
(f)	3.000%, 12/22/08	5,000	4,800,288
	Landesbank Hessen-Thuringen Girozentrale
(f)	4.375%, 08/15/08	20,055	19,387,341
	Landwirtschaftliche Rentenbank
(j)	0.650%, 09/30/08	9,715,000	93,396,881
	L-Bank Landeskreditbank Baden-Wuerttemberg Foerderbank
	3.000%, 07/04/08	52,000	78,591,838
	Norddeutsche Landesbank Girozentrale AG
(j)	0.450%, 01/19/09	10,718,000	102,790,149
TOTAL — GERMANY			454,400,329

JAPAN — (0.2%)
BONDS — (0.2%)
	Japan Finance Corp. for Municipal Enterprises
(f)	3.000%, 03/18/08	7,000	6,720,504

NETHERLANDS — (5.8%)
BONDS — (5.8%)
	Bank Nederlandse Gemeenten
(t)	5.100%, 08/05/08	11,300	10,392,109
(j)	0.800%, 09/22/08	9,300,000	89,487,502
(f)	2.000%, 12/30/08	4,000	3,816,560
	Rabobank Nederland
(j)	0.200%, 06/20/08	8,100,000	77,786,197
(f)	3.500%, 12/29/08	15,500	14,970,517
TOTAL — NETHERLANDS			196,452,885

NORWAY — (0.1%)
BONDS — (0.1%)
	Kommunalbanken
(f)	1.750%, 04/30/08	3,500	3,355,115

2

SPAIN — (2.9%)
BONDS — (2.9%)
	Instituto de Credito Oficial
	3.000%, 06/16/08	6,500	$9,829,713
(j)	0.800%, 09/28/09	9,138,000	87,942,585
TOTAL — SPAIN			97,772,298

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (3.5%)
BONDS — (3.5%)
	African Development Bank
(f)	1.500%, 04/11/08	6,000	5,752,852
	Inter-American Development Bank
(j)	1.900%, 07/08/09	10,900,000	106,434,004
	Nordic Investment Bank
(t)	4.320%, 06/02/08	9,200	8,482,764
TOTAL — SUPRANATIONAL ORGANIZATION OBLIGATIONS			120,669,620

SWEDEN — (0.3%)
BONDS — (0.3%)
	Kommuninvest
(t)	5.000%, 11/25/08	9,900	9,025,593

UNITED KINGDOM — (2.8%)
BONDS — (2.8%)
	Bank of Scotland P.L.C.
(j)	0.800%, 10/02/08	5,922,000	56,920,629
	GlaxoSmithKline Capital P.L.C.
(e)	3.375%, 04/15/08	17,200	26,079,555
	Nework Rail Infrastructure Finance P.L.C.
	4.500%, 03/14/08	6,000	11,915,862
TOTAL — UNITED KINGDOM			94,916,046

UNITED STATES — (56.3%)
BONDS — (26.8%)
	American Express Centurion Floating Rate Note
(r)	5.561%, 06/12/09	84,000	83,729,436
	Bank of New York Mellon Corp. Floating Rate Note
(r)	3.495%, 02/05/10	97,400	97,352,371
	Citigroup, Inc.
(f)	1.500%, 04/07/08	25,000	23,953,775
(j)	0.800%, 10/30/08	2,263,000	21,643,355
	Deutsche Bank AG Floating Rate Note
(r)	3.565%, 02/16/10	90,000	89,986,860
	General Electric Capital Corp.
(j)	0.550%, 10/14/08	3,688,000	35,339,943
(j)	0.750%, 02/05/09	4,497,000	43,165,789
(f)	2.250%, 02/09/09	21,000	20,031,538
	IBM International Group Floating Rate Note
(r)	3.584%, 07/29/09	44,200	44,306,831
	JPMorgan Chase & Co. Floating Rate Note
(r)	5.255%, 11/19/09	90,000	89,751,510
	Pfizer, Inc.
(j)	0.800%, 03/18/08	7,539,000	72,558,358

3

	Toyota Motor Credit Corp.
(j)	0.750%, 06/09/08	8,456,000	$81,340,143
(t)	4.940%, 09/22/08	25,000	22,879,443
	Wachovia Corp. Floating Rate Note
(r)	5.500%, 02/23/09	45,000	44,894,745
(r)	5.465%, 11/24/09	50,000	49,845,900
	Wells Fargo Bank & Co. Floating Rate Note
(r)	5.380%, 09/23/09	90,000	90,132,030
TOTAL BONDS			910,912,027

COMMERCIAL PAPER — (29.5%)
	Allianz Finance Corp.
	3.050%, 03/07/08	46,500	46,472,332
	Archer-Daniels-Midland Co.
	3.000%, 03/10/08	27,000	26,976,764
	2.980%, 03/12/08	23,500	23,475,694
	2.990%, 04/01/08	43,700	43,579,349
	Cafco LLC
	3.200%, 03/06/08	51,500	51,469,188
	Caisse Centrale Desjardins Du Quebec
	3.110%, 04/23/08	15,000	14,931,375
	3.000%, 05/20/08	50,000	49,658,450
	Ciesco L.P.
	3.250%, 03/07/08	40,500	40,471,727
	3.250%, 03/10/08	55,000	54,945,446
	CME Group, Inc.
	2.990%, 03/04/08	20,000	19,993,200
	CRC Funding LLC
	3.250%, 03/14/08	58,500	58,419,329
	Danske Corp.
	3.080%, 03/28/08	63,000	62,849,077
	Electricite de France
	4.400%, 03/03/08	36,000	35,990,820
	4.300%, 03/06/08	32,625	32,608,361
	4.350%, 03/10/08	17,000	16,985,513
	ING America Insurance Holdings
	3.100%, 03/20/08	50,000	49,914,445
	MetLife Funding, Inc.
	2.900%, 03/07/08	15,345	15,335,870
	2.920%, 03/10/08	36,300	36,269,065
	National Rural Utilities
	2.940%, 03/07/08	36,000	35,978,371
	3.050%, 03/10/08	60,000	59,948,364
	New Center Asset Trust
	3.150%, 03/07/08	53,000	52,963,001
	3.200%, 03/10/08	12,000	11,988,097
	3.250%, 03/11/08	32,000	31,965,142
	Nstar Electric Co.
	2.950%, 03/04/08	20,500	20,492,962
	NYSE Euronext
	2.960%, 03/03/08	69,204	69,186,353
	Southern Co.
	2.940%, 03/18/08	31,345	31,296,259
	Total Capital SA
	4.250%, 03/31/08	11,000	10,970,845
TOTAL COMMERCIAL PAPER			1,005,135,399

TOTAL — UNITED STATES			1,916,047,426

4

	Face
	Amount
	(000)

TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $34,410,000 FNMA 5.58%, 03/25/37, valued at $24,440,559) to be repurchased at $24,084,899	$24,079	$24,079,000

TOTAL INVESTMENTS - (100.0%) (Cost $3,217,953,352)##		$3,400,599,721

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)	Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
Level 1 – Quoted Prices	—	—
Level 2 – Other Significant Observable Inputs	$3,400,599,721	$(65,974,915)
Level 3 – Significant Unobservable Inputs	—	—
Total	$3,400,599,721	$(65,974,915)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

5

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (84.8%)
Consumer Discretionary — (9.2%)
*	4Kids Entertainment, Inc.	11,700	$138,528
* #	99 Cents Only Stores	5,220	48,494
*	A.C. Moore Arts & Crafts, Inc.	21,600	185,112
	Aaron Rents, Inc.	26,200	514,044
* #	AbitibiBowater Canada, Inc.	21,476	222,277
*	Acme Communications, Inc.	23,312	68,537
*	AH Belo Corp. Series A	23,042	280,421
#	Aldila, Inc.	6,697	108,826
*	Alloy, Inc.	17,245	132,614
	American Axle & Manufacturing Holdings, Inc.	72,700	1,430,736
#	American Greetings Corp. Class A	73,700	1,387,034
*	America’s Car-Mart, Inc.	18,768	204,571
#	Arctic Cat, Inc.	18,844	142,461
	ArvinMeritor, Inc.	104,900	1,184,321
#	Asbury Automotive Group, Inc.	50,300	705,206
*	Ashworth, Inc.	6,800	22,984
*	Audiovox Corp. Class A	23,689	213,201
*	AutoNation, Inc.	307,500	4,480,275
* #	Avatar Holdings, Inc.	11,700	504,036
*	Ballantyne of Omaha, Inc.	15,921	78,491
#	Barnes & Noble, Inc.	28,700	807,044
	Bassett Furniture Industries, Inc.	7,874	92,441
	Beasley Broadcast Group, Inc.	11,000	61,050
#	Belo Corp. Class A	148,448	1,747,233
*	Benihana, Inc. Class A	300	3,213
*	Big Lots, Inc.	54,200	913,270
#	Blockbuster, Inc. Class A	172,100	523,184
*	Blockbuster, Inc. Class B	81,610	226,060
* #	Bluegreen Corp.	21,700	183,582
#	Bob Evans Farms, Inc.	56,700	1,641,465
#	Bon-Ton Stores, Inc.	14,349	82,076
	Books-A-Million, Inc.	19,600	162,484
#	Borders Group, Inc.	10,000	92,600
	BorgWarner, Inc.	154,800	6,673,428
	Brown Shoe Company, Inc.	39,075	573,621
#	Brunswick Corp.	94,900	1,545,921
*	Buca, Inc.	2,771	1,136
#	Building Materials Holding Corp.	17,800	102,884
*	Cache, Inc.	9,000	89,640
* #	California Coastal Communities, Inc.	16,509	84,361
	Callaway Golf Co.	95,700	1,458,468
#	Carmike Cinemas, Inc.	19,300	139,539
*	Carriage Services, Inc.	25,166	198,811

1

*	Cavalier Homes, Inc.	23,113	$39,292
*	Cavco Industries, Inc.	10,842	357,135
	CBS Corp. Class A	4,001	91,223
	CBS Corp. Class B	634,421	14,477,487
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	10,000	455,300
#	Circuit City Stores, Inc.	98,500	435,370
#	Citadel Broadcasting Co.	155,642	163,424
	Clear Channel Communications, Inc.	339,300	10,857,600
	Coachmen Industries, Inc.	6,900	30,567
	Coast Distribution System, Inc.	400	2,160
	Cobra Electronics Corp.	1,200	5,748
#	Collectors Universe, Inc.	14,288	133,021
* #	Comcast Corp. Class A	1,964,037	38,377,283
* #	Comcast Corp. Special Class A Non-Voting	871,574	16,864,957
*	Concord Camera Corp.	9,362	40,913
* #	Conn’s, Inc.	19,100	243,525
#	Cooper Tire & Rubber Co.	88,500	1,599,195
*	Cox Radio, Inc.	61,500	675,885
	CSS Industries, Inc.	18,850	658,053
*	Culp, Inc.	20,933	152,811
* #	Cumulus Media, Inc. Class A	22,400	123,200
*	Cybex International, Inc.	2,800	11,340
*	Cycle Country Accessories Corp.	3,220	6,311
	Delta Apparel, Inc.	879	7,797
*	Design Within Reach, Inc.	20,671	49,817
*	DG Fastchannel, Inc.	132	2,665
* #	Diedrich Coffee, Inc.	9,552	30,375
#	Dillards, Inc. Class A	123,800	1,831,002
* #	Directed Electronics, Inc.	1,368	3,010
*	Discovery Holding Co. Class A	80,960	1,827,267
*	Discovery Holding Co. Class B	6,597	168,223
	Disney (Walt) Co.	258,761	8,386,444
*	Dixie Group, Inc.	11,800	103,958
*	Dorman Products, Inc.	6,249	65,614
	Dover Motorsports, Inc.	16,800	116,088
*	Duckwall-ALCO Stores, Inc.	700	10,969
	Educational Development Corp.	1,000	5,620
*	Emerson Radio Corp.	31,640	34,171
#	Emmis Communications Corp. Class A	18,000	53,280
	Entercom Communications Corp.	40,900	456,853
*	Entravision Communications Corp.	67,000	388,600
	Escalade, Inc.	600	5,460
* #	Expedia, Inc.	109,511	2,511,087
*	Famous Dave’s of America, Inc.	200	2,030
* #	Finlay Enterprises, Inc.	1,800	1,674
*	Flanigan’s Enterprises, Inc.	865	6,963
	Flexsteel Industries, Inc.	519	6,840
#	Foot Locker, Inc.	245,600	3,020,880
*	Ford Motor Co.	1,540,108	10,056,905
*	Franklin Covey Co.	24,551	189,534
*	Franklin Electronic Publishers, Inc.	15,050	32,959
#	Fred’s, Inc.	60,080	527,502
	FTD Group, Inc.	46,869	646,324
* #	Fuel Systems Solutions, Inc.	1,973	20,401

2

#	Furniture Brands International, Inc.	67,318	$875,134
*	GameTech International, Inc.	12,238	71,225
* #	Gander Mountain Co.	24,080	136,052
	Gannett Co., Inc.	213,500	6,437,025
* #	Gaylord Entertainment Co.	35,582	1,070,662
#	General Motors Corp.	322,000	7,496,160
*	Getty Images, Inc.	16,900	543,504
* #	G-III Apparel Group, Ltd.	26,250	343,613
* #	Gottschalks, Inc.	21,876	50,315
#	Gray Television, Inc.	66,879	387,898
* #	Great Wolf Resorts, Inc.	46,020	316,157
#	Group 1 Automotive, Inc.	31,900	781,550
#	Handleman Co.	21,126	27,675
* #	Harris Interactive, Inc.	48,600	131,706
*	Hartmarx Corp.	2,000	5,000
*	Hastings Entertainment, Inc.	1,572	12,890
#	Haverty Furniture Co., Inc.	28,800	282,816
* #	Hawk Corp.	600	11,220
*	Hayes Lemmerz International, Inc.	9,000	28,620
	Hearst-Argyle Television, Inc.	66,500	1,463,000
*	Hollywood Media Corp.	6,230	16,572
*	IAC/InterActiveCorp.	438,616	8,728,458
	ILX Resorts, Inc.	900	5,085
* #	Infosonics Corp.	600	798
*	Interstate Hotels & Resorts, Inc.	43,853	217,949
	J. Alexander’s Corp.	11,218	86,827
#	J.C. Penney Co., Inc.	124,115	5,735,354
*	Jakks Pacific, Inc.	18,275	510,786
* #	Jarden Corp.	43,815	1,055,503
*	Jo-Ann Stores, Inc.	32,500	536,250
	Johnson Outdoors, Inc.	12,128	224,368
#	Jones Apparel Group, Inc.	115,900	1,635,349
	Journal Communications, Inc. Class A	70,900	488,501
#	Journal Register Co.	40,200	40,200
	Kenneth Cole Productions, Inc. Class A	21,855	324,984
	Kimball International, Inc. Class B	35,282	368,697
	LaCrosse Footwear, Inc.	95	1,591
*	Lakeland Industries, Inc.	10,257	107,801
* #	Lakes Entertainment, Inc.	32,400	190,512
#	Landry’s Restaurants, Inc.	25,100	445,023
*	Lazare Kaplan International, Inc.	12,380	123,800
#	La-Z-Boy, Inc.	49,900	420,657
*	Leapfrog Enterprises, Inc.	100	570
* #	Lear Corp.	32,100	885,318
#	Lee Enterprises, Inc.	29,111	300,134
	Leggett & Platt, Inc.	281,074	4,693,936
* #	Lenox Group, Inc.	14,054	26,000
* #	Liberty Global, Inc. Series C	51,493	1,805,860
*	Liberty Media Holding Corp. Capital Class A	156,441	18,164,365
* #	Liberty Media Holding Corp. Capital Class B	3,522	422,957
*	Liberty Media Holding Corp. Interactive Class A	801,579	11,510,674
*	Liberty Media Holding Corp. Interactive Class B	17,888	256,156
#	Lifetime Brands, Inc.	20,800	214,864
*	Lin TV Corp.	28,200	289,614
#	Lithia Motors, Inc. Class A	11,700	120,276

3

* #	Live Nation, Inc.	31,462	$373,454
*	Lodgian, Inc.	28,478	254,878
*	Luby’s, Inc.	55,762	510,222
* #	Mace Security International, Inc.	9,231	16,154
	Macy’s, Inc.	710,604	17,537,707
* #	MarineMax, Inc.	15,800	194,024
*	Max & Erma’s Restaurants, Inc.	800	2,088
*	McCormick & Schmick’s Seafood Restaurants, Inc.	3,888	42,146
	MDC Holdings, Inc.	71,664	3,001,288
*	Meade Instruments Corp.	8,614	13,179
#	Media General, Inc. Class A	27,600	430,560
* #	MGM Mirage	42,632	2,625,705
	Modine Manufacturing Co.	51,100	637,728
* #	Mohawk Industries, Inc.	67,300	4,805,893
#	Monaco Coach Corp.	40,000	391,200
*	Morton’s Restaurant Group, Inc.	6,900	53,475
	Movado Group, Inc.	18,900	364,014
* #	Multimedia Games, Inc.	39,788	278,516
#	Nautilus Group, Inc.	10,000	41,900
* #	Navarre Corp.	19,700	32,505
* #	New Motion, Inc.	4,327	22,068
	News Corp. Class A	276,320	5,087,051
#	Noble International, Ltd.	23,693	258,491
* #	Office Depot, Inc.	1,237	14,065
	OfficeMax, Inc.	100,000	2,127,000
#	Orleans Homebuilders, Inc.	14,893	74,614
	O’Charleys, Inc.	28,308	319,597
*	Outdoor Channel Holdings, Inc.	28,415	208,850
	Oxford Industries, Inc.	21,300	450,282
* #	Palm Harbor Homes, Inc.	24,859	125,289
* #	PC Mall, Inc.	4,708	37,711
#	Penske Automotive Group, Inc.	136,400	2,460,656
	Phillips-Van Heusen Corp.	700	25,557
*	Phoenix Footwear Group, Inc.	9,300	17,019
*	Pinnacle Entertainment, Inc.	79,700	1,248,102
*	Playboy Enterprises, Inc. Class B	45,100	363,506
*	Pomeroy IT Solutions, Inc.	10,282	67,553
*	Proliance International, Inc.	21,223	59,000
*	QEP Co., Inc.	5,300	48,919
*	Quiksilver, Inc.	130,200	1,171,800
* #	R.H. Donnelley Corp.	60,900	431,781
*	Radio One, Inc. Class D	70,300	88,578
*	RC2 Corp.	20,200	374,710
#	RCN Corp.	4,886	54,235
*	Red Lion Hotels Corp.	28,076	224,889
*	Regent Communications, Inc.	13,999	12,739
	Regis Corp.	70,600	1,768,530
* #	Retail Ventures, Inc.	500	3,365
*	Rex Stores Corp.	4,050	75,209
* #	Rockford Corp.	3,502	4,693
* #	Rocky Brands, Inc.	7,164	40,620
	Russ Berrie & Co., Inc.	5,400	70,524
#	Ryland Group, Inc.	68,200	1,929,378
*	Saga Communications, Inc. Class A	26,480	154,114
	Salem Communications Corp.	19,181	63,297

4

	Sauer-Danfoss, Inc.	6,000	$127,560
*	Scholastic Corp.	38,300	1,335,521
* #	Sears Holdings Corp.	479	45,802
	Service Corp. International	420,300	4,539,240
	Shiloh Industries, Inc.	19,161	178,581
*	Silverleaf Resorts, Inc.	8,274	27,470
	Sinclair Broadcast Group, Inc. Class A	69,500	641,485
#	Skyline Corp.	7,542	212,684
	Snap-On, Inc.	41,800	2,086,656
	Sonic Automotive, Inc.	55,200	981,456
* #	Source Interlink Companies, Inc.	20,580	34,780
* #	Spanish Broadcasting System, Inc.	35,700	53,550
	Speedway Motorsports, Inc.	74,817	2,184,656
*	Sport Chalet, Inc. Class A	16,382	72,900
*	Sport Chalet, Inc. Class B	500	2,150
#	Sport Supply Group, Inc.	15,746	178,875
	Stage Stores, Inc.	59,950	758,967
#	Standard Motor Products, Inc.	23,500	174,135
*	Steinway Musical Instruments, Inc.	10,438	257,923
*	Steven Madden, Ltd.	1,101	18,541
#	Stewart Enterprises, Inc.	25,202	150,456
*	Stoneridge, Inc.	23,350	251,713
	Strattec Security Corp.	5,093	190,274
	Sturm Ruger & Co., Inc.	6,800	53,720
#	Superior Industries International, Inc.	38,900	675,304
	Superior Uniform Group, Inc.	9,178	90,862
#	Syms Corp.	2,500	33,625
* #	Syntax-Brillian Corp.	1,375	977
#	Systemax, Inc.	29,000	314,070
#	Tandy Brand Accessories, Inc.	11,667	70,935
* #	Tarragon Corp.	24,386	42,676
	The Marcus Corp.	21,000	334,740
#	The Men’s Wearhouse, Inc.	1,500	34,560
#	The Pep Boys - Manny, Moe & Jack	81,600	933,504
* #	The Steak n Shake Co.	48,100	401,154
#	Time Warner, Inc.	3,829,100	59,772,251
* #	Toll Brothers, Inc.	143,700	3,047,877
*	Trans World Entertainment Corp.	24,866	99,215
*	Triple Crown Media, Inc.	3,800	15,010
* #	Trump Entertainment Resorts, Inc.	600	2,412
*	TRW Automotive Holdings Corp.	110,475	2,439,288
* #	Unifi, Inc.	172,580	490,127
	Unifirst Corp.	20,100	776,463
*	Valassis Communications, Inc.	48,600	545,292
* #	ValueVision Media, Inc. Class A	9,400	49,444
	Virco Manufacturing Corp.	11,388	67,645
* #	Warnaco Group, Inc.	35,758	1,343,070
* #	West Marine, Inc.	24,100	194,487
	Whirlpool Corp.	72,301	6,100,035
* #	Wilsons The Leather Experts, Inc.	10,801	7,237
	Wyndham Worldwide Corp.	234,516	5,199,220
#	Xerium Technologies, Inc.	58,460	292,885
* #	Zale Corp.	36,900	712,908
Total Consumer Discretionary			375,993,049

5

Consumer Staples — (5.0%)
#	Alberto-Culver Co.	52,900	$1,417,720
	Archer-Daniels-Midland Co.	638,865	28,812,812
*	Bridgford Foods Corp.	100	616
*	Cagle’s, Inc. Class A	600	4,848
#	Cal-Maine Foods, Inc.	27,317	942,437
* #	Caribou Coffee Co.	3,400	8,840
* #	Central Garden & Pet Co.	23,200	114,376
*	Central Garden & Pet Co. Class A	28,200	124,080
#	Chiquita Brands International, Inc.	48,500	992,795
	Coca-Cola Enterprises, Inc.	804,540	19,654,912
*	Constellation Brands, Inc. Class A	328,019	6,301,245
*	Constellation Brands, Inc. Class B	2,825	54,240
	Corn Products International, Inc.	93,300	3,425,043
	CVS Caremark Corp.	801,214	32,353,021
	Del Monte Foods Co.	361,770	3,248,695
#	Farmer Brothers Co.	29,866	666,908
#	Great Atlantic & Pacific Tea, Inc.	22	596
	Griffin Land & Nurseries, Inc. Class A	400	14,660
*	Hain Celestial Group, Inc.	53,800	1,452,600
#	Imperial Sugar Co.	19,680	377,856
	Ingles Market, Inc. Class A	11,001	264,134
	J.M. Smucker Co.	90,882	4,652,250
	Kraft Foods, Inc.	1,004,613	31,313,787
#	MGP Ingredients, Inc.	15,600	100,152
#	Molson Coors Brewing Co.	246,248	13,287,542
	Molson Coors Brewing Co. Class A	291	15,430
*	Monterey Pasta Co.	15,479	42,567
#	Nash Finch Co.	20,900	732,963
*	Natural Alternatives International, Inc.	300	2,733
* #	Natural Health Trends Corp.	5,178	5,074
*	Omega Protein Corp.	35,725	378,685
*	Pantry, Inc.	39,700	955,182
* #	Parlux Fragrances, Inc.	48,809	164,974
	PepsiAmericas, Inc.	183,900	4,652,670
*	Performance Food Group Co.	52,400	1,703,000
#	Pilgrim’s Pride Corp.	98,100	2,301,426
*	Prestige Brands Holdings, Inc.	65,400	504,234
	PriceSmart, Inc.	24,722	599,756
*	Pyramid Breweries, Inc.	10,226	22,190
* #	Redhook Ale Brewery, Inc.	11,301	58,652
#	Reynolds American, Inc.	213,243	13,587,844
	Ruddick Corp.	41,100	1,325,475
#	Sanderson Farms, Inc.	23,200	808,752
* #	Sanfilippo (John B.) & Son, Inc.	9,000	83,970
#	Seaboard Corp.	1,100	1,749,000
* #	Smithfield Foods, Inc.	249,373	6,870,226
* #	Spectrum Brands, Inc.	135,217	508,416
#	SUPERVALU, Inc.	303,532	7,967,715
	Tasty Baking Co.	4,500	30,825
*	TreeHouse Foods, Inc.	49,900	1,106,283
	Tyson Foods, Inc. Class A	405,030	5,836,482
#	Universal Corp.	8,000	455,280
	Weis Markets, Inc.	27,267	883,723
* #	Winn-Dixie Stores, Inc.	9,300	152,055
*	Zapata Corp.	1,164	8,206
Total Consumer Staples			203,099,953

6

Energy — (14.6%)
	Adams Resources & Energy, Inc.	2,600	$64,350
* #	Allis-Chalmers Energy, Inc.	47,700	601,974
	Anadarko Petroleum Corp.	778,868	49,645,046
	Apache Corp.	487,346	55,903,460
* #	Aventine Renewable Energy Holdings Inc	4,800	30,864
* #	Basic Energy Services, Inc.	79,746	1,687,425
* #	Bill Barret Corp.	1,140	52,828
*	Bois d’Arc Energy, Inc.	31,325	672,548
*	Brigham Exploration Co.	89,994	702,853
* #	Bristow Group, Inc.w	32,400	1,709,424
*	Bronco Drilling Co., Inc.	40,781	644,748
#	Cabot Oil & Gas Corp.	3,300	164,175
*	Callon Petroleum Co.	21,700	400,148
#	Chesapeake Energy Corp.	620,500	28,059,010
	Cimarex Energy Co.	121,800	6,418,860
*	Clayton Williams Energy, Inc.	18,190	688,492
*	Complete Production Services, Inc.	95,200	1,848,784
* #	Comstock Resources, Inc.	85,299	3,096,354
#	ConocoPhillips	2,119,646	175,315,921
* #	Dawson Geophysical Co.	400	26,348
* #	Delta Petroleum Corp.	8,728	209,123
#	Devon Energy Corp.	617,500	63,429,600
* #	Edge Petroleum Corp.	29,700	142,560
*	Encore Acquisition Co.	65,400	2,406,720
* #	Energy Partners, Ltd.	8,200	88,232
	ENSCO International, Inc.	55,847	3,341,884
#	EOG Resources, Inc.	20,900	2,486,891
* #	EXCO Resources, Inc.	162,510	2,819,549
* #	Exterran Holdings, Inc.	26,789	1,865,854
* #	Forest Oil Corp.	150,189	7,408,823
* #	Grey Wolf, Inc.	223,700	1,386,940
*	Gulfmark Offshore, Inc.	17,147	868,667
*	Harvest Natural Resources, Inc.	28,700	351,862
*	Helix Energy Solutions Group, Inc.	8,100	285,282
#	Helmerich & Payne, Inc.	86,900	3,895,727
	Hess Corp.	302,400	28,177,632
*	HKN, Inc.	9,590	83,337
* #	Hornbeck Offshore Services, Inc.	12,900	579,597
#	Marathon Oil Corp.	584,962	31,096,580
*	Mariner Energy, Inc.	150,441	4,171,729
	Massey Energy Co.	33,400	1,277,884
*	Meridian Resource Corp.	150,705	233,593
*	Natural Gas Services Group	15,260	341,824
* #	Newfield Exploration Co.	98,880	5,475,974
* #	Newpark Resources, Inc.	130,700	579,001
	Noble Energy, Inc.	242,940	18,803,556
	Occidental Petroleum Corp.	4,200	324,954
* #	Oil States International, Inc.	54,200	2,285,072
#	Overseas Shipholding Group, Inc.	60,800	3,813,376
	Patterson-UTI Energy, Inc.	111,625	2,648,861
* #	Petrohawk Energy Corp.	182,762	3,304,337

7

*	Petroleum Development Corp.	16,500	$1,151,040
* #	PHI, Inc.	200	6,363
*	PHI, Inc.	24,417	738,858
*	Pioneer Drilling Co.	83,080	1,114,103
	Pioneer Natural Resources Co.	199,821	8,949,983
*	Plains Exploration & Production Co.	56,530	3,052,620
*	Pride International, Inc.	50,526	1,790,641
*	Quest Resource Corp.	13,637	96,823
*	SEACOR Holdings, Inc.	42,473	4,076,983
* #	Stone Energy Corp.	46,515	2,361,101
*	Swift Energy Corp.	48,099	2,295,765
#	Tesoro Petroleum Corp.	56,551	2,100,304
#	Tidewater, Inc.	88,400	4,963,660
* #	Trico Marine Services, Inc.	41,694	1,647,747
*	Union Drilling, Inc.	34,327	687,227
*	Unit Corp.	57,000	3,143,550
	USEC, Inc.	126,300	805,794
	Valero Energy Corp.	456,200	26,354,674
* #	VeraSun Energy Corp.	158,300	1,431,032
#	W&T Offshore, Inc.	65,800	2,334,584
* #	Whiting Petroleum Corp.	70,255	4,301,011
Total Energy			595,322,496

Financials — (28.4%)
	1st Independence Financial Group, Inc.	100	1,605
	1st Source Corp.	42,011	733,512
	21st Century Holding Co.	10,867	141,923
#	Abigail Adams National Bancorp, Inc.	500	5,185
	Abington Bancorp, Inc.	41,367	414,911
#	Access National Corp.	600	4,584
	Advanta Corp. Class A	19,950	141,645
	Advanta Corp. Class B	26,550	204,966
	Affirmative Insurance Holdings, Inc.	6,856	61,156
#	Alfa Corp.	50,909	1,108,289
* #	Allegheny Corp.	14,852	5,361,572
	Allstate Corp.	575,900	27,487,707
*	AmComp, Inc.	15,343	187,952
	Amcore Financial, Inc.	46,455	902,156
	American Bancorp of New Jersey, Inc.	19,460	209,000
#	American Capital Strategies, Ltd.	201,409	7,309,133
#	American Equity Investment Life Holding Co.	88,700	847,085
	American Financial Group, Inc.	206,800	5,349,916
*	American Independence Corp.	866	6,928
#	American International Group, Inc.	2,098,635	98,342,036
	American National Insurance Co.	46,684	5,296,300
	American Physicians Capital, Inc.	4,950	218,444
	American West Bancorporation	30,946	273,253
* #	AmeriCredit Corp.	105,100	1,511,338
#	Ameris Bancorp	15,449	219,685
* #	Amerisafe, Inc.	32,306	424,824
*	AmeriServe Financial, Inc.	25,773	74,742
#	Anchor Bancorp Wisconsin, Inc.	34,430	651,760
*	Appalachian Bancshares, Inc.	1,797	22,301
#	Asset Acceptance Capital Corp.	12,821	125,005
	Associated Banc-Corp.	148,955	3,711,959

8

	Assurant, Inc.	113,300	$7,086,915
* #	B of I Holding, Inc.	12,517	76,980
	Baldwin & Lyons, Inc. Class B	5,900	143,724
	Bancorp Rhode Island, Inc.	400	13,988
#	BancTrust Financial Group, Inc.	993	10,913
	Bank of America Corp.	2,937,368	116,731,004
*	Bank of Florida Corp.	7,616	71,286
	Bank of Granite Corp.	4,912	58,649
	BankFinancial Corp.	43,864	623,746
#	BankUnited Financial Corp. Class A	56,000	273,280
	Banner Corp.	30,684	664,615
#	BB&T Corp.	165,800	5,161,354
*	Beach First National Bancshares, Inc.	7,145	98,244
#	Bear Stearns Companies, Inc.	104,532	8,347,926
	Benjamin Franklin Bancorp, Inc.	5,074	71,391
	Berkshire Hills Bancorp, Inc.	25,284	572,683
	Beverly Hills Bancorp, Inc.	31,755	157,187
#	Blackrock, Inc.	111,100	21,470,075
* #	BNCCORP., Inc.	494	6,422
#	Boston Private Financial Holdings, Inc.	79,479	1,094,426
	Brookline Bancorp, Inc.	77,125	741,171
	Cadence Financial Corp.	18,473	283,191
#	Capital City Bank Group, Inc.	1,010	27,179
	Capital Corp. of the West	14,185	195,044
#	Capital One Financial Corp.	368,269	16,951,422
	Capital Southwest Corp.	8,539	939,802
	CapitalSouth Bancorp	100	800
#	Capitol Bancorp, Ltd.	27,999	521,341
	Cardinal Financial Corp.	40,653	323,191
	Cascade Financial Corp.	7,300	92,418
#	Cathay General Bancorp	68,257	1,496,193
* #	Centennial Bank Holdings, Inc.	85,746	508,474
	Center Financial Corp.	14,948	145,444
#	Centerstate Banks of Florida, Inc.	400	5,360
*	Central Jersey Bancorp	4,341	32,471
#	Central Pacific Financial Corp.	24,461	452,284
	Centrue Financial Corp.	400	7,684
	Century Bancorp, Inc. Class A	300	6,150
	CFS Bancorp, Inc.	14,248	204,031
#	Chemical Financial Corp.	34,775	772,701
	Chubb Corp.	431,205	21,948,335
	Cincinnati Financial Corp.	283,747	10,546,876
	CIT Group, Inc.	255,900	5,686,098
#	Citigroup, Inc.	208,300	4,938,793
	Citizens Community Bancorp, Inc.	10,355	92,677
	Citizens First Bancorp, Inc.	10,138	127,840
	Citizens Republic Bancorp, Inc.	103,339	1,150,163
	Citizens South Banking Corp.	1,842	18,770
	City Holding Co.	1,577	58,727
	CNA Financial Corp.	339,300	9,042,345
*	CNA Surety Corp.	83,325	1,175,716
	Codorus Valley Bancorp, Inc.	300	4,965
	Colony Bankcorp, Inc.	300	3,900
	Columbia Banking System, Inc.	29,052	670,811
#	Comerica, Inc.	166,991	6,051,754

9

	Commonwealth Bankshares, Inc.	800	$14,392
* #	Community Bancorp	1,000	12,300
#	Community Bank System, Inc.	47,100	1,040,910
	Community Trust Bancorp, Inc.	26,863	726,644
#	Community West Bancshares	400	3,546
* #	CompuCredit Corp.	37,805	392,416
*	Conseco, Inc.	52,880	620,282
* #	Consumer Portfolio Services, Inc.	25,479	80,004
* #	Core-Mark Holding Co., Inc.	11,881	315,678
#	Corus Bankshares, Inc.	32,500	335,725
#	Countrywide Financial Corp.	298,196	1,881,617
*	Cowen Group, Inc.	13,156	98,670
	Crawford & Co. Class A	1,200	4,500
* #	Crescent Financial Corp.	15,040	130,547
*	Dearborn Bancorp, Inc.	5,780	40,402
#	Delphi Financial Group, Inc. Class A	73,650	2,221,284
	Dime Community Bancshares	20,412	310,671
	Donegal Group, Inc. Class A	36,559	596,643
* #	E*TRADE Financial Corp.	35,127	149,992
#	East West Bancorp, Inc.	30,863	580,533
	Eastern Insurance Holdings, Inc.	14,872	243,306
	Eastern Virginia Bankshares, Inc.	300	5,241
#	EMC Insurance Group, Inc.	24,800	548,576
* #	Encore Capital Group, Inc.	32,872	242,595
	Enterprise Financial Services Corp.	1,000	20,010
	ESB Financial Corp.	1,000	10,300
	Farmers Capital Bank Corp.	100	2,530
	FBL Financial Group, Inc. Class A	49,686	1,461,265
	Federal Agriculture Mortgage Corp. Class A	277	4,964
	Federal Agriculture Mortgage Corp. Class C	13,100	314,924
	Fidelity National Financial, Inc.	293,557	5,169,539
	Fidelity Southern Corp.	9,015	71,669
#	Financial Federal Corp.	45,441	979,254
	Financial Institutions, Inc.	2,450	45,350
	First American Corp.	155,240	5,407,009
	First Bancorp	16,642	294,730
#	First Busey Corp.	49,438	924,985
	First Citizens BancShares, Inc.	4,263	606,156
#	First Commonwealth Financial Corp.	100,490	1,063,184
	First Community Bancorp	37,300	1,063,050
	First Community Bancshares, Inc.	2,977	94,222
	First Defiance Financial Corp.	3,500	68,740
	First Financial Bancorp	2,961	34,318
#	First Financial Corp.	23,972	629,265
	First M&F Corp.	300	4,563
	First Merchants Corp.	31,341	846,520
	First National Lincoln Corp.	100	1,450
#	First Niagara Financial Group, Inc.	160,958	1,838,147
	First PacTrust Bancorp, Inc.	900	15,255
	First Place Financial Corp.	28,703	351,899
*	First Regional Bancorp	16,120	258,081
	First Security Group, Inc.	600	5,442
	First State Bancorporation	22,200	263,736
	Firstbank Corp.	210	2,843
*	FirstCity Financial Corp.	14,096	124,186

10

#	Flagstar Bancorp, Inc.	68,400	$489,744
	Flushing Financial Corp.	38,496	627,485
	FNB United Corp.	14,788	171,541
* #	FPIC Insurance Group, Inc.	10,600	462,902
* #	Franklin Bank Corp.	20,400	78,336
	Fulton Financial Corp.	210,553	2,448,731
	Gateway Financial Holdings, Inc.	23,241	266,109
	GB&T Bancshares, Inc.	17,540	156,106
	Genworth Financial, Inc.	734,638	17,028,909
	German American Bancorp, Inc.	16,936	213,224
*	Golfsmith International Holdings, Inc.	177	531
	Greene Bancshares, Inc.	16,578	302,051
	GS Financial Corp.	100	1,657
*	Guaranty Financial Group, Inc.	13,066	171,034
*	Hallmark Financial Services, Inc.	20,100	236,778
#	Hancock Holding Co.	1,500	55,560
	Hanmi Financial Corp.	22,459	171,362
	Hanover Insurance Group, Inc.	96,080	4,197,735
	Harleysville Group, Inc.	47,300	1,588,334
#	Harleysville National Corp.	48,580	645,628
	Harrington West Financial Group, Inc.	400	4,168
	Hartford Financial Services Group, Inc.	385,273	26,930,583
	HCC Insurance Holdings, Inc.	212,723	5,118,115
#	Heartland Financial USA, Inc.	1,494	26,563
#	Heritage Commerce Corp.	19,351	318,904
	Heritage Financial Corp.	1,890	37,025
	HMN Financial, Inc.	4,096	99,041
#	Home Bancshares, Inc.	26,777	535,004
	HopFed Bancorp, Inc.	1,719	24,255
	Horace Mann Educators Corp.	68,828	1,196,231
#	Horizon Financial Corp.	841	10,765
	Hudson City Bancorp, Inc.	685,228	10,874,568
	Huntington Bancshares, Inc.	16,418	200,628
	IBERIABANK Corp.	21,918	974,693
	Imperial Capital Bancorp, Inc.	900	20,124
#	Independence Holding Co.	15,400	169,400
	Independent Bank Corp. (MI)	12,000	117,120
	Infinity Property & Casualty Corp.	32,000	1,285,440
	Integra Bank Corp.	23,700	336,777
#	Intervest Bancshares Corp.	4,755	63,242
#	Irwin Financial Corp.	31,000	232,810
	Janus Capital Group, Inc.	230,649	5,586,319
	JPMorgan Chase & Co.	2,905,448	118,106,461
	KeyCorp	236,600	5,217,030
#	K-Fed Bancorp	107	1,109
* #	Knight Capital Group, Inc.	100,607	1,612,730
* #	LaBranche & Co., Inc.	2,500	11,600
#	Lakeland Bancorp, Inc.	43,159	480,791
#	LandAmerica Financial Group, Inc.	11,300	416,066
	Landmark Bancorp, Inc.	1,470	35,692
	Legacy Bancorp, Inc.	17,400	246,906
	Legg Mason, Inc.	151,993	10,037,618
#	Lehman Brothers Holdings, Inc.	678,900	34,617,111
#	Leucadia National Corp.	285,600	12,926,256
	Lincoln National Corp.	457,683	23,392,178

11

#	LNB Bancorp, Inc.	12,489	$162,482
	Loews Corp.	669,300	28,003,512
	LSB Corp.	400	6,792
#	M&T Bank Corp.	100,317	8,234,019
#	Macatawa Bank Corp.	4,800	44,256
#	MainSource Financial Group, Inc.	34,283	449,450
* #	Marlin Business Services, Inc.	12,600	119,952
	Marshall & Ilsley Corp.	189,180	4,388,976
#	MB Financial, Inc.	54,249	1,560,744
#	MBT Financial Corp.	18,600	157,170
#	MCG Capital Corp.	68,639	823,668
*	Meadowbrook Insurance Group, Inc.	75,160	598,274
	Medallion Financial Corp.	20,360	201,768
	Mercantile Bank Corp.	3,554	47,979
	Mercer Insurance Group, Inc.	14,397	253,387
	Mercury General Corp.	19,052	868,771
	Merrill Lynch & Co., Inc.	326,416	16,177,177
	MetLife, Inc.	898,700	52,358,262
	MetroCorp Bancshares, Inc.	1,300	17,537
	MicroFinancial, Inc.	4,100	22,140
	Midwest Banc Holdings, Inc.	50,922	522,969
	Morgan Stanley	202,450	8,527,194
	MutualFirst Financial, Inc.	1,900	26,220
	Nara Bancorp, Inc.	45,019	493,408
	National City Corp.	750,400	11,901,344
#	National Penn Bancshares, Inc.	102,739	1,644,851
	National Western Life Insurance Co. Class A	700	124,705
	Nationwide Financial Services, Inc.	77,000	3,176,250
*	Navigators Group, Inc.	21,900	1,198,587
#	Nelnet, Inc. Class A	400	4,360
	New Hampshire Thrift Bancshares, Inc.	2,300	30,245
	New Westfield Financial, Inc.	600	6,012
#	New York Community Bancorp, Inc.	506,224	8,266,638
	NewAlliance Bancshares, Inc.	179,600	2,043,848
*	Newtek Business Services, Inc.	4,600	4,968
* #	NexCen Brands, Inc.	17,690	69,699
*	Nexity Financial Corp.	515	3,904
*	North Pointe Holdings Corp.	1,260	19,643
	Northeast Community Bancorp, Inc.	18,337	215,460
	Northrim Bancorp, Inc.	5,115	110,177
	NYMAGIC, Inc.	13,520	326,373
	OceanFirst Financial Corp.	16,477	265,939
	Odyssey Re Holdings Corp.	130,109	4,707,344
#	Old National Bancorp	65,900	1,022,768
	Old Republic International Corp.	407,212	5,586,949
#	Omega Financial Corp.	21,511	591,768
	PAB Bankshares, Inc.	300	3,546
	Pacific Capital Bancorp	15,400	322,630
	Pacific Continental Corp.	500	6,705
	Pacific Mercantile Bancorp	15,114	147,966
*	Pacific Premier Bancorp, Inc.	300	2,442
	Pamrapo Bancorp, Inc.	100	1,669
#	Park National Corp.	19,846	1,200,683
	Parkvale Financial Corp.	200	5,554
# ●	Pelican Financial, Inc. Escrow Shares	300	—

12

*	Penn Treaty American Corp.	38,943	$223,922
*	Pennsylvania Commerce Bancorp, Inc.	900	23,841
	Peoples Bancorp of North Carolina	300	3,840
	Peoples Bancorp, Inc.	21,610	469,369
	People’s United Financial, Inc.	8,263	139,314
* #	Pico Holdings, Inc.	37,338	1,276,213
* #	Pinnacle Financial Partners, Inc.	35,359	811,135
*	Piper Jaffray Companies, Inc.	3,100	120,063
*	PMA Capital Corp. Class A	38,757	317,807
	Porter Bancorp, Inc.	800	14,456
	Premier Financial Bancorp, Inc.	900	11,043
	Presidential Life Corp.	23,958	401,536
	Princeton National Bancorp, Inc.	200	5,440
#	Principal Financial Group, Inc.	201,500	11,128,845
* #	ProAssurance Corp.	47,942	2,549,076
	ProCentury Corp.	25,751	472,531
#	Prosperity Bancshares, Inc.	73,655	1,944,492
	Protective Life Corp.	127,773	4,930,760
	Provident Bankshares Corp.	34,230	435,748
	Provident Financial Holdings, Inc.	9,189	155,294
	Provident Financial Services, Inc.	68,965	826,890
#	Provident New York Bancorp	68,500	898,035
	Prudential Financial, Inc.	295,200	21,540,744
#	Pulaski Financial Corp.	1,850	20,369
#	Radian Group, Inc.	48,404	344,636
	Rainier Pacific Financial Group, Inc.	12,109	164,319
#	Regions Financial Corp.	262,001	5,554,421
	Reinsurance Group of America, Inc.	112,900	6,176,759
#	Renasant Corp.	36,359	765,721
	Republic Bancorp, Inc. Class A	1,900	31,084
*	Republic First Bancorp, Inc.	744	4,613
	Resource America, Inc.	24,100	287,995
*	Rewards Network, Inc.	37,030	170,338
	Riverview Bancorp, Inc.	18,645	199,502
#	RLI Corp.	34,500	1,801,935
#	Rockville Financial, Inc.	14,403	163,474
	Rome Bancorp, Inc.	14,265	167,756
#	Royal Bancshares of Pennsylvania, Inc. Class A	300	4,005
*	Royal Bank of Canada	1,588	79,596
	SAFECO Corp.	110,044	5,090,635
	Safety Insurance Group, Inc.	29,335	1,088,035
#	Sanders Morris Harris Group, Inc.	59,090	527,674
#	Sandy Spring Bancorp, Inc.	27,465	747,323
	SCBT Financial Corp.	600	17,946
*	SCPIE Holdings, Inc.	700	19,180
*	Seabright Insurance Holdings	41,970	625,353
	Seacoast Banking Corp. of Florida	8,176	81,760
#	Security Bank Corp.	23,355	158,347
	Selective Insurance Group, Inc.	82,800	1,967,328
#	Shore Bancshares, Inc.	600	12,624
	SI Financial Group, Inc.	5,720	55,141
	Simmons First National Corp. Class A	25,400	648,970
	South Financial Group, Inc.	81,953	1,182,582
*	Southcoast Financial Corp.	300	4,065
	Southern Community Financial Corp.	25,287	186,365

13

*	Southern First Bancshares, Inc.	400	$5,900
	Southwest Bancorp, Inc.	25,400	411,226
#	Sovereign Bancorp, Inc.	661,183	7,292,848
	StanCorp Financial Group, Inc.	27,000	1,325,430
	State Auto Financial Corp.	75,393	2,046,166
	StellarOne Corp.	2,120	36,684
	Sterling Financial Corp.	25,182	374,960
#	Stewart Information Services Corp.	25,500	759,135
* #	Stratus Properties, Inc.	500	14,660
* #	Sun American Bancorp	560	2,699
* #	Sun Bancorp, Inc.	47,219	602,514
#	SunTrust Banks, Inc.	289,925	16,853,340
*	Superior Bancorp	12,700	66,294
#	Susquehanna Bancshares, Inc.	153,978	3,062,622
*	Susser Holdings Corp.	5,000	121,100
	SWS Group, Inc.	16,200	184,518
#	Synovus Financial Corp.	511,500	5,897,595
	Taylor Capital Group, Inc.	14,803	241,289
#	Temecula Valley Bancorp, Inc.	4,918	50,164
	TF Financial Corp.	600	14,100
#	The Colonial BancGroup, Inc.	119,200	1,439,936
#	The Phoenix Companies, Inc.	88,600	1,008,268
	The Travelers Companies, Inc.	740,500	34,366,605
	The Wilber Corp.	600	5,400
*	Thomas Weisel Partners Group, Inc.	41,018	360,958
	TierOne Corp.	24,400	358,680
	Timberland Bancorp, Inc.	3,000	38,160
	Torchmark Corp.	19,000	1,144,940
	Transatlantic Holdings, Inc.	80,903	5,452,862
* #	Triad Guaranty, Inc.	10,200	59,976
#	Trustmark Corp.	6,800	134,368
	UMB Financial Corp.	46,740	1,789,207
#	Umpqua Holdings Corp.	48,090	681,435
*	Unico American Corp.	1,900	18,050
#	Union Bankshares Corp.	24,091	421,352
	UnionBanCal Corp.	139,963	6,518,077
#	United Community Banks, Inc.	23,276	331,450
#	United Community Financial Corp.	50,300	279,165
	United Financial Bancorp, Inc.	21,381	245,668
	United Fire & Casualty Co.	40,423	1,388,530
* #	United PanAm Financial Corp.	15,500	60,450
	United Western Bancorp, Inc.	13,585	255,126
	Unitrin, Inc.	118,346	4,213,118
	Unity Bancorp, Inc.	2,786	22,539
*	Universal American Corp.	46,291	795,279
#	Univest Corporation of Pennsylvania	17,567	359,596
	Unum Group	553,200	12,673,812
#	Vineyard National Bancorp Co.	13,010	117,220
	W. R. Berkley Corp.	134,655	3,876,717
#	Wachovia Corp.	1,339,554	41,017,143
	Washington Federal, Inc.	116,345	2,641,032
	Webster Financial Corp.	53,800	1,504,786
	Wesbanco, Inc.	41,466	965,743
	Wesco Financial Corp.	12,923	5,027,047
	West Coast Bancorp	3,775	56,625

14

* #	Western Alliance Bancorp	25,600	$306,688
	Whitney Holding Corp.	64,975	1,560,050
	Willow Financial Bancorp, Inc.	25,997	212,915
	Wilshire Bancorp, Inc.	17,144	121,380
*	Wilshire Enterprises, Inc.	590	1,770
	Wintrust Financial Corp.	34,667	1,170,011
	WSB Holdings, Inc.	100	529
	Yadkin Valley Financial Corp.	8,880	126,629
	Zenith National Insurance Corp.	59,700	2,034,576
	Zions Bancorporation	16,900	806,975
* #	ZipRealty, Inc.	10,344	58,650
Total Financials			1,151,983,057

Health Care — (2.5%)
*	Accelrys, Inc.	10,000	57,900
* #	Adolor Corp.	6,302	28,800
#	Aetna, Inc.	218,373	10,831,301
*	Air Methods Corp.	1,451	59,665
* #	Albany Molecular Research, Inc.	34,810	387,435
*	Allied Healthcare International, Inc.	64,503	131,586
*	Allion Healthcare, Inc.	27,200	160,480
#	Alpharma, Inc. Class A	78,630	1,979,903
*	American Dental Partners, Inc.	2,650	25,361
*	AMICAS, Inc.	67,638	177,212
*	AMN Healthcare Services, Inc.	150	2,429
*	AngioDynamics, Inc.	45,817	759,646
* #	APP Pharmaceuticals, Inc.	34,028	382,475
*	Applera Corp. - Celera Group	84,500	1,171,170
* #	Arqule, Inc.	2,100	9,576
* #	Arrhythmia Research Technology, Inc.	1,200	8,340
*	Assisted Living Concepts, Inc.	1,200	7,224
	Atrion Corp.	100	10,200
* #	ATS Medical, Inc.	8,800	15,840
*	Avigen, Inc.	3,116	10,314
*	BioScrip, Inc.	65,100	457,653
* #	Boston Scientific Corp.	577,157	7,266,407
*	Bruker Corp.	4,171	57,018
* #	Caliper Life Sciences, Inc.	33,998	141,772
*	Cantel Medical Corp.	30,908	340,606
*	Capital Senior Living Corp.	41,123	310,067
*	Cardiac Science Corp.	37,674	349,991
*	Charles River Laboratories International, Inc.	1,200	70,296
	Cigna Corp.	25,638	1,142,942
* #	Community Health Systems, Inc.	151,834	4,717,482
*	Conmed Corp.	39,590	1,067,346
*	Continucare Corp.	5,408	12,168
#	Cooper Companies, Inc.	57,037	1,950,095
*	Cross Country Healthcare, Inc.	36,400	395,304
*	Digirad Corp.	30,004	86,412
* #	Emisphere Technologies, Inc.	1,000	1,820
*	E-Z-EM, Inc.	16,400	340,956
*	Gentiva Health Services, Inc.	50,119	1,080,566
*	Greatbatch, Inc.	33,060	706,492
*	Hanger Orthopedic Group, Inc.	9,000	104,310
*	HealthTronics, Inc.	54,699	199,651

15

* #	Hi-Tech Pharmacal Co., Inc.	18,809	$209,532
	Hooper Holmes, Inc.	63,600	41,340
*	IntegraMed America, Inc.	3,309	33,553
	Invacare Corp.	44,500	1,110,720
*	Invitrogen Corp.	35,600	3,007,844
*	Iridex Corp.	6,796	21,747
*	Kindred Healthcare, Inc.	43,700	921,633
*	Langer, Inc.	13,247	27,024
*	Lannet Co., Inc.	8,300	24,900
*	Lexicon Pharmaceuticals, Inc.	24,800	46,128
* #	LifePoint Hospitals, Inc.	2,871	71,947
*	Magyar Bancorp, Inc.	500	5,310
* #	Martek Biosciences Corp.	4,700	134,702
*	Matria Healthcare, Inc.	30,360	762,643
*	Maxygen, Inc.	1,875	12,038
#	McKesson Corp.	7,156	420,487
*	MedCath Corp.	33,300	694,305
*	Medco Health Solutions, Inc.	117,200	5,193,132
*	Medical Staffing Network Holdings, Inc.	25,499	141,519
* #	Merge Technologies, Inc.	30,919	16,387
* #	Millennium Pharmaceuticals, Inc.	319,285	4,466,797
* #	Nabi Biopharmaceuticals	12,200	47,214
*	National Dentex Corp.	400	5,596
* #	Neurocrine Biosciences, Inc.	41,552	208,176
* #	Neurogen Corp.	500	795
* #	NovaMed, Inc.	23,727	95,145
*	Nutraceutical International Corp.	17,134	218,287
#	Omnicare, Inc.	74,400	1,560,912
*	Orchid Cellmark, Inc.	3,350	15,377
* #	Ore Pharmaceuticals, Inc.	6,709	4,529
*	Osteotech, Inc.	25,510	111,479
*	Par Pharmaceutical Companies, Inc.	56,500	999,485
* #	Parexel International Corp.	270	14,837
*	PDI, Inc.	15,176	119,435
#	PerkinElmer, Inc.	41,438	1,028,491
	Perrigo Co.	1,900	63,498
* #	Pharmacyclics, Inc.	289	335
* #	Pharmanet Development Group, Inc.	28,040	808,393
*	Prospect Medical Holdings, Inc.	14,274	52,528
*	RehabCare Group, Inc.	27,481	549,620
*	Renovis, Inc.	24,444	57,932
*	Res-Care, Inc.	9,560	205,922
*	RTI Biologics, Inc.	900	7,740
	Span-American Medical System, Inc.	900	11,124
*	Spectrum Pharmaceuticals, Inc.	2,400	6,216
*	SRI/Surgical Express, Inc.	1,600	6,704
*	SunLink Health Systems, Inc.	500	3,175
*	Symmetry Medical, Inc.	18,200	323,960
*	Synovis Life Technologies, Inc.	7,880	139,318
*	Theragenics Corp.	32,183	124,870
*	Thermo Fisher Scientific, Inc.	120,400	6,733,972
*	Urologix, Inc.	16,533	18,352
* #	Vical, Inc.	15,026	57,249
* #	ViroPharma, Inc.	103,971	952,374
* #	Vital Images, Inc.	9,032	143,248

16

*	Watson Pharmaceuticals, Inc.	149,489	$4,157,289
*	WellPoint, Inc.	434,292	30,435,183
Total Health Care			103,668,659

Industrials — (9.2%)
	A.O. Smith Corp.	32,800	1,194,904
* #	AAR Corp.	12,400	321,036
*	ABX Air, Inc.	1,746	5,343
*	Acco Brands Corp.	11,174	154,983
*	Accuride Corp.	43,100	311,182
	Aceto Corp.	31,800	222,918
*	Active Power, Inc.	10,134	18,241
* #	AGCO Corp.	91,300	5,921,718
* #	Airtran Holdings, Inc.	18,910	136,530
	Alamo Group, Inc.	16,485	305,632
* #	Alaska Air Group, Inc.	78,900	1,925,160
#	Alexander & Baldwin, Inc.	79,519	3,502,017
* #	Allied Defense Group, Inc.	11,689	87,083
* #	Allied Waste Industries, Inc.	590,256	6,103,247
* #	Amerco, Inc.	25,451	1,326,252
#	American Woodmark Corp.	8,251	156,604
	Ameron International Corp.	7,300	805,701
	Ampco-Pittsburgh Corp.	2,100	79,506
* #	AMR Corp.	2,200	28,182
#	Amrep Corp.	1,419	52,787
	Angelica Corp.	14,625	242,044
	Apogee Enterprises, Inc.	8,500	130,815
	Applied Industrial Technologies, Inc.	53,325	1,473,903
	Applied Signal Technologies, Inc.	17,902	213,034
*	Argon ST, Inc.	41,612	676,195
#	Arkansas Best Corp.	33,100	884,101
* #	Arotech Corp.	19,398	37,050
*	Avis Budget Group, Inc.	103,018	1,177,496
*	Axsys Technologies, Inc.	12,900	567,600
	Baldor Electric Co.	22,400	642,208
*	Baldwin Technology Co., Inc. Class A	17,977	46,920
	Belden, Inc.	38,250	1,503,225
	Bowne & Co., Inc.	19,714	261,605
#	Briggs & Stratton Corp.	88,561	1,582,585
	Burlington Northern Santa Fe Corp.	493,950	43,358,931
#	C&D Technologies, Inc.	37,377	204,078
*	Casella Waste Systems, Inc. Class A	1,600	15,824
	CDI Corp.	29,909	680,430
*	Celadon Group, Inc.	4,500	40,500
	Champion Industries, Inc.	3,986	21,046
#	CIRCOR International, Inc.	18,850	858,618
*	Commercial Vehicle Group, Inc.	32,896	307,907
*	Competitive Technologies, Inc.	1,300	2,275
* #	Consolidated Graphics, Inc.	5,500	292,545
*	Cornell Companies, Inc.	3,700	76,997
*	Covenant Transport Group Class A	4,818	37,918
*	CPI Aerostructures, Inc.	9,272	78,256
	CSX Corp.	703,520	34,134,790
#	Cubic Corp.	37,500	958,875
	Curtiss-Wright Corp.	2,144	90,177

17

	Deere & Co.	4,600	$391,966
* #	Delta Air Lines, Inc.	106,300	1,419,105
* #	Dollar Thrifty Automotive Group, Inc.	22,900	328,844
	DRS Technologies, Inc.	71,050	3,985,195
*	Ducommun, Inc.	19,878	551,217
	Eastern Co.	3,565	60,249
	Electro Rent Corp.	46,966	609,619
	Encore Wire Corp.	33,080	554,090
*	EnerSys	60,639	1,394,091
	Ennis, Inc.	46,700	745,332
*	EnPro Industries, Inc.	27,955	825,511
	Espey Manufacturing & Electronics Corp.	850	18,445
*	Esterline Technologies Corp.	48,549	2,543,968
*	Exponent, Inc.	1,600	46,560
* #	ExpressJet Holdings, Inc.	51,800	125,874
	Federal Signal Corp.	81,590	984,791
* #	First Advantage Corp.	4,462	88,749
* #	Flanders Corp.	18,900	119,070
* #	Frontier Airlines Holdings, Inc.	15,400	45,122
	Frozen Food Express Industries, Inc.	6,500	44,980
	G & K Services, Inc. Class A	32,639	1,248,768
*	Gardner Denver Machinery, Inc.	4,005	147,825
	GATX Corp.	73,797	2,655,216
* #	Gehl Co.	13,520	216,726
*	GP Strategies Corp.	14,909	139,399
	Granite Construction, Inc.	2,600	78,494
#	Greenbrier Companies, Inc.	26,769	703,489
*	Griffon Corp.	26,670	236,030
	Hardinge, Inc.	16,749	207,855
#	Heico Corp.	9,400	411,720
	Heico Corp. Class A	4,770	173,580
*	Henry Bros. Electronics, Inc.	8,600	41,194
*	Herley Industries, Inc.	5,800	69,542
*	Hudson Highland Group, Inc.	3,780	28,161
*	Huttig Building Products, Inc.	24,100	71,818
#	IKON Office Solutions, Inc.	186,600	1,328,592
*	Industrial Distribution Group, Inc.	1,300	12,714
* #	Innovative Solutions & Support, Inc.	1,200	10,860
*	Insituform Technologies, Inc. Class A	30,412	424,856
#	Insteel Industries, Inc.	4,729	50,931
*	International Shipholding Corp.	3,500	66,710
* #	Intersections, Inc.	35,048	287,043
* #	JetBlue Airways Corp.	110,700	603,315
*	Kadant, Inc.	5,957	149,521
	Kaman Corp. Class A	38,097	914,328
* #	Kansas City Southern	66,400	2,377,120
	Kelly Services, Inc. Class A	33,241	638,560
	Kennametal, Inc.	126,200	3,832,694
*	Key Technology, Inc.	5,079	179,339
*	Kforce, Inc.	18,771	160,492
*	K-Tron International, Inc.	70	8,171
	L.S. Starrett Co. Class A	2,100	36,624
*	Layne Christensen Co.	800	32,032
*	LECG Corp.	46,264	439,508
*	LGL Group, Inc.	400	4,060

18

	LSI Industries, Inc.	7,550	$100,340
*	Lydall, Inc.	7,000	71,330
* #	M&F Worldwide Corp.	27,690	1,025,361
*	Mac-Gray Corp.	10,800	124,848
*	Magnetek, Inc.	8,400	28,644
*	MAIR Holdings, Inc.	1,415	6,056
#	Manpower, Inc.	9,272	525,722
*	Marten Transport, Ltd.	35,895	520,119
* #	Medialink Worldwide, Inc.	11,000	24,750
*	Merrimac Industries, Inc.	2,600	18,564
*	Mesa Air Group, Inc.	23,700	57,354
* #	MFRI, Inc.	1,200	19,440
*	Miller Industries, Inc.	3,740	43,234
*	Misonix, Inc.	8,471	36,002
* #	Mobile Mini, Inc.	19,600	364,756
* #	MTC Technologies, Inc.	20,973	497,060
	Mueller Industries, Inc.	54,542	1,566,992
#	Mueller Water Products, Inc.	16,533	133,256
#	Mueller Water Products, Inc. Class B	57,804	503,473
	NACCO Industries, Inc. Class A	10,162	823,630
*	Nashua Corp.	400	4,600
*	National Technical Systems, Inc.	14,800	92,056
*	NCI Building Systems, Inc.	22,800	691,752
#	Norfolk Southern Corp.	661,000	34,960,290
	Northrop Grumman Corp.	336,910	26,484,495
*	On Assignment, Inc.	18,609	115,190
*	Orbital Sciences Corp.	25,013	541,531
* #	Owens Corning, Inc.	155,022	2,923,715
*	P.A.M. Transportation Services, Inc.	15,391	223,170
*	Paragon Technologies, Inc.	3,771	23,211
	Parker Hannifin Corp.	3,900	252,057
*	Park-Ohio Holdings Corp.	22,918	473,715
*	Patrick Industries, Inc.	1,300	10,231
	Pentair, Inc.	79,800	2,603,076
*	PHH Corp.	48,838	988,481
* #	Plug Power, Inc.	134,071	403,554
	Portec Rail Products, Inc.	11,395	119,989
*	Powell Industries, Inc.	1,700	64,804
	Precision Castparts Corp.	15,141	1,671,415
	Preformed Line Products Co.	850	40,120
	Providence & Worcester Railroad Co.	1,000	19,650
*	Quanta Services, Inc.	31,800	759,384
#	R. R. Donnelley & Sons Co.	267,000	8,498,610
	Raytheon Co.	392,600	25,456,184
*	RCM Technologies, Inc.	20,900	110,979
#	Regal-Beloit Corp.	53,220	1,964,882
*	Republic Airways Holdings, Inc.	48,800	954,040
#	Robbins & Myers, Inc.	2,060	70,143
*	Rush Enterprises, Inc. Class A	31,175	462,014
*	Rush Enterprises, Inc. Class B	6,453	95,375
#	Ryder System, Inc.	104,780	6,036,376
*	Saia, Inc.	10,800	156,060
	Schawk, Inc.	52,916	833,427
*	School Specialty, Inc.	37,902	1,156,769
	Servidyne, Inc.	6,937	43,287

19

#	Skywest, Inc.	112,032	$2,478,148
	Southwest Airlines Co.	891,900	10,934,694
*	Sparton Corp.	1,700	8,126
*	Spherion Corp.	22,800	147,744
#	SPX Corp.	66,000	6,751,800
	Standex International Corp.	17,800	338,378
	Steelcase, Inc. Class A	37,300	528,914
*	Superior Essex, Inc.	11,404	323,646
	Supreme Industries, Inc.	1,610	9,483
	Sypris Solutions, Inc.	29,450	141,655
*	SYS Technologies	4,799	10,414
	Technology Research Corp.	13,283	38,786
	Tecumseh Products Co. Class A	11,200	237,216
*	The Geo Group, Inc.	4,800	128,112
	Timken Co.	150,800	4,543,604
	Todd Shipyards Corp.	9,932	167,652
* #	TRC Companies, Inc.	30,673	155,512
	Tredegar Industries, Inc.	50,900	804,729
* #	Trex Co., Inc.	3,000	23,400
#	Trinity Industries, Inc.	79,350	2,235,290
#	Triumph Group, Inc.	5,400	305,586
*	TrueBlue, Inc.	20	250
#	UAL Corp.	166,544	5,046,283
	Union Pacific Corp.	451,285	56,302,317
*	United Rentals, Inc.	66,185	1,330,319
* #	United Stationers, Inc.	9,700	478,792
	Universal Forest Products, Inc.	31,400	872,292
*	US Airways Group, Inc.	1	12
*	USA Truck, Inc.	1,600	21,232
	Viad Corp.	31,033	1,075,914
*	Volt Information Sciences, Inc.	43,063	692,022
#	Wabash National Corp.	28,700	226,730
#	Watts Water Technologies, Inc.	63,315	1,755,092
*	WCA Waste Corp.	27,983	170,696
#	Werner Enterprises, Inc.	107,182	1,906,768
*	Westaff, Inc.	25,326	102,824
* #	Willis Lease Finance Corp.	1,600	19,840
* #	YRC Worldwide, Inc.	48,891	672,740
Total Industrials			372,909,614

Information Technology — (6.1%)
*	3Com Corp.	303,573	998,755
* #	Access Integrated Technologies, Inc.	25,286	59,675
*	Actel Corp.	33,263	394,167
*	ActivIdentity Corp.	75,321	231,235
*	Adaptec, Inc.	245,000	649,250
* #	Advanced Micro Devices, Inc.	334,100	2,408,861
	Agilysys, Inc.	32,970	417,730
	American Software, Inc. Class A	8,900	75,650
*	Anaren, Inc.	25,319	320,032
*	Anixter International, Inc.	12,544	820,252
*	Answerthink, Inc.	66,426	269,025
* #	Applied Micro Circuits Corp.	71,693	532,679
* #	Ariba, Inc.	23,700	211,404
* #	Arris Group, Inc.	59,459	341,889

20

*	Arrow Electronics, Inc.	212,670	$6,935,169
	Astro-Med, Inc.	1,500	14,685
*	Autobytel, Inc.	32,900	88,830
#	Avici Systems, Inc.	19,105	146,535
* #	Avid Technology, Inc.	42,447	1,034,433
*	Aviza Technology, Inc.	7,636	7,140
*	Avnet, Inc.	153,300	5,167,743
*	Avocent Corp.	52,800	883,344
	AVX Corp.	315,640	3,958,126
*	Aware, Inc.	19,335	77,147
* #	Axcelis Technologies, Inc.	213,776	1,229,212
*	AXT, Inc.	30,700	169,464
*	BearingPoint, Inc.	17,200	27,864
	Bel Fuse, Inc. Class A	2,942	92,202
	Bel Fuse, Inc. Class B	12,750	347,693
*	Bell Industries, Inc.	1,161	929
*	Bell Microproducts, Inc.	14,100	47,235
* #	Benchmark Electronics, Inc.	103,443	1,737,842
	Black Box Corp.	28,500	883,500
*	Bookham, Inc.	5,300	7,738
* #	Borland Software Corp.	109,500	213,525
*	Brooks Automation, Inc.	92,404	931,432
*	CACI International, Inc. Class A	3,400	148,444
*	CalAmp Corp.	16,572	45,242
*	California Micro Devices Corp.	42,662	136,518
*	CallWave, Inc.	37,851	96,142
*	Captaris, Inc.	35,573	123,438
*	Cascade Microtech, Inc.	14,934	114,544
*	Catalyst Semiconductor, Inc.	27,451	110,079
*	Catapult Communications Corp.	29,376	183,306
*	CEVA, Inc.	31,174	265,914
*	Checkpoint Systems, Inc.	25,700	621,940
*	Ciber, Inc.	31,700	145,820
*	Cirrus Logic, Inc.	51,161	262,968
* #	CMGI, Inc.	73,960	849,800
	Cohu, Inc.	33,342	521,469
	Comarco, Inc.	4,690	21,621
* #	CommScope, Inc.	5,136	215,096
	Communications Systems, Inc.	1,749	19,799
*	Computer Sciences Corp.	233,293	10,136,581
*	Compuware Corp.	176,300	1,403,348
*	Convergys Corp.	244,450	3,529,858
*	Credence Systems Corp.	133,053	188,935
*	CSP, Inc.	1,614	9,813
	CTS Corp.	34,200	331,740
*	Cyberoptics Corp.	19,485	203,034
	Dataram Corp.	10,934	35,864
*	Digi International, Inc.	60,805	640,277
* #	Ditech Networks, Inc.	43,700	119,301
*	Dot Hill Systems Corp.	100,590	360,112
*	DSP Group, Inc.	18,079	209,716
*	Dynamics Research Corp.	16,374	158,173
* #	EarthLink, Inc.	7,200	52,056
* #	Echelon Corp.	988	11,095
*	Edgewater Technology, Inc.	8,693	52,158

21

*	EFJ, Inc.	16,319	$22,031
*	Electro Scientific Industries, Inc.	34,300	555,317
	Electronic Data Systems Corp.	865,339	14,987,671
*	Electronics for Imaging, Inc.	20,700	311,742
* #	EMCORE Corp.	14,100	155,805
*	EMS Technologies, Inc.	19,900	572,921
*	Endwave Corp.	14,700	102,900
*	Entegris, Inc.	126,900	894,645
* #	Entertainment Distribution Co., Inc.	44	26
*	Entorian Technologies, Inc.	4,167	5,875
* #	EPIQ Systems, Inc.	12,600	171,360
* #	eSpeed, Inc.	26,680	309,755
*	Euronet Worldwide, Inc.	10,800	233,280
* #	Exar Corp.	14,580	114,599
*	Fairchild Semiconductor Corp. Class A	48,466	540,396
	Frequency Electronics, Inc.	19,044	163,588
*	FSI International, Inc.	9,317	15,187
*	Gerber Scientific, Inc.	37,217	323,788
*	Globecomm Systems, Inc.	9,488	83,589
*	GTSI Corp.	8,203	67,429
*	Harris Stratex Networks, Inc. Class A	25,717	258,199
	Hewlett-Packard Co.	1,620,045	77,389,550
*	hi/fn, Inc.	14,705	80,730
* #	Hutchinson Technology, Inc.	53,600	900,480
*	Hypercom Corp.	60,390	224,047
*	I.D. Systems, Inc.	1,000	7,140
* #	Ikanos Communications	22,424	102,253
#	Imation Corp.	34,300	773,465
*	InFocus Corp.	26,671	47,741
	InfoSpace, Inc.	58,200	593,058
* #	Ingram Micro, Inc.	319,079	4,872,336
*	Innovex, Inc.	4,914	1,572
*	Insight Enterprises, Inc.	96,661	1,694,467
	Integral Systems, Inc.	10,682	260,000
*	Integrated Device Technology, Inc.	215,810	1,810,646
*	Integrated Silicon Solution, Inc.	23,662	141,262
* #	Internap Network Services Corp.	33,876	237,132
*	International Rectifier Corp.	121,150	2,758,586
* #	Internet Capital Group, Inc.	58,172	506,096
	Intersil Corp.	208,965	4,862,616
*	Intest Corp.	12,966	27,747
*	IntriCon Corp.	482	3,292
*	Iomega Corp.	7,200	21,960
* #	iPass, Inc.	111,099	308,855
*	IXYS Corp.	61,986	437,001
	Jabil Circuit, Inc.	17,900	231,268
*	Jaco Electronics, Inc.	296	349
* #	JDS Uniphase Corp.	42,962	564,950
* #	Juniper Networks, Inc.	88,746	2,380,168
*	Jupitermedia Corp.	15,300	50,337
	Keithley Instruments, Inc.	21,851	197,752
*	Kemet Corp.	14,100	69,936
*	Key Tronic Corp.	17,405	55,348
* #	Keynote Systems, Inc.	10,900	118,156
*	Kopin Corp.	110,335	300,111

22

*	Kratos Defense & Security Solutions, Inc.	125,445	$228,310
* #	KVH Industries, Inc.	5,069	43,999
* #	L-1 Identity Solutions, Inc.	147,373	1,762,581
*	Lattice Semiconductor Corp.	133,600	344,688
* #	Lawson Software, Inc.	61,401	478,928
*	Leadis Technolgies, Inc.	19,270	38,155
*	LeCroy Corp.	24,131	190,394
*	Lionbridge Technologies, Inc.	40,200	142,710
*	Logility, Inc.	194	2,118
* #	LookSmart, Ltd.	27,480	99,203
*	Loral Space & Communications, Inc.	24,379	591,435
* #	LSI Corp.	121,700	613,368
* #	LTX Corp.	14,651	47,616
*	Management Network Group, Inc.	38,306	81,975
#	Marchex, Inc. Class B	11,200	98,896
#	Maximus, Inc.	27,700	1,006,064
*	Mercury Computer Systems, Inc.	48,333	309,815
*	Merix Corp.	19,900	54,128
	Methode Electronics, Inc.	57,888	616,507
* #	Micron Technology, Inc.	643,600	4,839,872
*	Microtune, Inc.	5,400	27,216
* #	MIPS Technologies, Inc.	32,000	118,720
*	MIVA, Inc.	5,400	11,340
*	MKS Instruments, Inc.	110,590	2,221,753
*	Moldflow Corp.	5,100	84,966
* #	MoSys, Inc.	23,049	108,330
*	MPS Group, Inc.	128,700	1,467,180
* #	MRV Communications, Inc.	55,000	88,000
*	MSC. Software Corp.	400	5,068
*	Multi-Fineline Electronix, Inc.	16,900	359,463
*	Nanometrics, Inc.	47,970	305,569
*	Napster, Inc.	300	552
*	NCR Corp.	59,800	1,325,168
*	NetScout Systems, Inc.	25,200	234,108
* #	Network Equipment Technologies, Inc.	14,285	81,425
*	Newport Corp.	56,016	588,728
*	Novell, Inc.	56,081	417,803
*	Novellus Systems, Inc.	19,378	427,866
*	Nu Horizons Electronics Corp.	14,932	88,696
#	Openwave Systems, Inc.	62,500	128,750
*	Oplink Communications, Inc.	49,699	617,759
*	OPNET Technologies, Inc.	23,600	187,856
*	Optical Cable Corp.	900	3,699
*	OSI Systems, Inc.	17,900	378,585
*	Overland Storage, Inc.	3,499	4,689
*	OYO Geospace Corp.	1	48
*	Packeteer, Inc.	28,193	126,023
*	Palm, Inc.	155,034	1,003,070
*	PAR Technology Corp.	19,875	157,410
* #	PC Connection, Inc.	49,754	494,057
*	PC-Tel, Inc.	62,853	419,858
	Pegasystems, Inc.	14,790	139,026
*	Perceptron, Inc.	1,800	21,240
*	Performance Technologies, Inc.	24,251	113,737
*	Pericom Semiconductor Corp.	22,633	301,698

23

*	Perot Systems Corp.	164,261	$2,265,159
*	Pervasive Software, Inc.	36,268	138,906
*	Phoenix Technologies, Ltd.	5,436	89,748
*	Photon Dynamics, Inc.	20,560	212,796
*	Photronics, Inc.	43,100	434,017
*	Planar Systems, Inc.	29,862	139,157
* #	PlanetOut, Inc.	340	1,285
* #	PLATO Learning, Inc.	39,213	149,009
* #	Powerwave Technologies, Inc.	173,217	495,401
* #	Presstek, Inc.	3,498	16,441
* ●	Price Communications Liquidation Trust	47,738	6,520
	Qualstar Corp.	700	2,450
*	Quantum Corp.	22,449	56,123
*	RadiSys Corp.	42,445	403,652
* #	RealNetworks, Inc.	217,716	1,273,639
	Relm Wireless Corp.	8,587	19,321
*	RF Micro Devices, Inc.	61,856	194,846
* #	RF Monolithics, Inc.	11,003	58,426
	Richardson Electronics, Ltd.	11,478	49,585
*	Rudolph Technologies, Inc.	35,291	307,385
*	S1 Corp.	84,600	598,968
* #	Safeguard Scientifics, Inc.	101,600	156,464
* #	Sandisk Corp.	936	22,043
*	Sanmina-SCI Corp.	369,600	609,840
*	SCM Microsystems, Inc.	18,612	55,464
*	Seachange International, Inc.	31,439	185,490
* #	Secure Computing Corp.	113,290	919,915
*	Selectica, Inc.	17,241	25,344
*	Semitool, Inc.	4,314	33,908
*	SI International, Inc.	25,429	632,674
* #	Sigmatel, Inc.	21,950	63,875
*	Silicon Image, Inc.	58,024	265,750
*	Silicon Storage Technology, Inc.	192,827	545,700
* #	Skyworks Solutions, Inc.	169,480	1,399,905
* #	Smith Micro Software, Inc.	21,901	112,133
*	SonicWALL, Inc.	35,915	299,172
*	Spectrum Control, Inc.	9,829	88,559
* #	Standard Microsystems Corp.	18,100	513,135
	StarTek, Inc.	23,345	201,000
* #	STEC, Inc.	20,196	147,027
*	SumTotal Systems, Inc.	17,208	78,124
* #	Sun Microsystems, Inc.	173,975	2,853,190
*	SupportSoft, Inc.	45,495	159,687
* #	Sycamore Networks, Inc.	546,847	1,908,496
*	Symantec Corp.	930,677	15,672,601
* #	Symmetricom, Inc.	65,341	223,466
*	SYNNEX Corp.	60,100	1,250,681
*	Tech Data Corp.	101,652	3,390,094
	Technitrol, Inc.	14,000	308,140
*	Technology Solutions Co.	3,555	9,279
*	TechTeam Global, Inc.	13,534	118,423
*	Tellabs, Inc.	411,872	2,710,118
*	Telular Corp.	19,155	67,426
*	Teradyne, Inc.	24,254	290,805
*	Tessco Technologies, Inc.	7,748	126,215

24

*	Tier Technologies, Inc. Class B	8,900	$71,645
*	Tollgrade Communications, Inc.	17,487	96,528
* #	Track Data Corp.	8,633	14,417
* #	Triquint Semiconductor, Inc.	229,314	1,082,362
	TSR, Inc.	1,300	5,519
*	TTM Technologies, Inc.	64,788	713,964
* #	Ultratech, Inc.	41,685	401,427
* #	UTStarcom, Inc.	81,505	229,844
*	Vicon Industries, Inc.	2,310	12,590
*	Vignette Corp.	35,100	444,015
*	Virage Logic Corp.	15,362	98,624
*	Vishay Intertechnology, Inc.	217,500	1,985,775
*	Website Pros, Inc.	47,883	528,628
*	Westell Technologies, Inc.	85,084	149,748
*	White Electronics Designs Corp.	27,184	113,901
*	Winland Electronics, Inc.	300	686
*	Wireless Telecom Group, Inc.	42,288	69,352
*	WPCS International, Inc.	9,861	63,899
	Xerox Corp.	92,200	1,355,340
* #	X-Rite, Inc.	3,200	26,208
*	Zoran Corp.	77,932	1,070,006
*	Zygo Corp.	37,321	475,470
Total Information Technology			249,994,246

Materials — (3.5%)
	A. Schulman, Inc.	26,800	547,792
	A.M. Castle & Co.	18,682	415,301
	Airgas, Inc.	77,640	3,772,528
	Albemarle Corp.	46,300	1,756,622
	Alcoa, Inc.	340,052	12,629,531
*	American Pacific Corp.	900	14,499
	Arch Chemicals, Inc.	10,400	363,064
	Ashland, Inc.	112,560	4,971,775
	Bemis Co., Inc.	50,013	1,241,323
*	Buckeye Technologies, Inc.	22,600	244,306
#	Cabot Corp.	24,400	668,560
#	Calgon Carbon Corp.	33,885	553,681
*	Caraustar Industries, Inc.	24,456	53,803
	Carpenter Technology Corp.	11,200	703,696
	Chemtura Corp.	306,579	2,532,343
	Chesapeake Corp.	12,100	42,350
#	Cleveland-Cliffs, Inc.	1,000	119,460
* #	Coeur d’Alene Mines Corp.	35,400	170,628
* #	Continental Materials Corp.	100	2,345
*	Core Molding Technologies, Inc.	2,630	18,673
	Cytec Industries, Inc.	67,435	3,862,677
*	Domtar Corp.	396,595	2,526,310
	Ferro Corp.	61,100	983,710
	Freeport-McMoRan Copper & Gold, Inc. Class B	110,372	11,132,120
	Friedman Industries, Inc.	10,535	54,150
#	Georgia Gulf Corp.	6,300	38,178
	Gibraltar Industries, Inc.	50,500	551,965
	Glatfelter Co.	46,800	616,356
*	Graphic Packaging Corp.	269,352	829,604
	Greif, Inc. Class A	24,000	1,569,360

25

* #	Headwaters, Inc.	16,800	$205,968
	International Paper Co.	376,012	11,919,580
#	Kronos Worldwide, Inc.	2,919	54,002
	Louisiana-Pacific Corp.	152,700	1,661,376
	Lubrizol Corp.	61,000	3,556,300
*	Material Sciences Corp.	24,611	181,629
	MeadWestavco Corp.	304,651	7,817,345
	Metal Management, Inc.	10,700	649,169
#	Minerals Technologies, Inc.	20,400	1,229,712
*	Mod-Pac Corp.	3,869	23,949
	Monsanto Co.	24,437	2,826,872
	Myers Industries, Inc.	40,050	487,409
	Neenah Paper, Inc.	19,700	513,185
#	NL Industries, Inc.	88,148	957,287
	NN, Inc.	22,500	219,150
*	Northern Technologies International Corp.	3,000	23,640
* #	Northwest Pipe Co.	12,085	504,428
	Olympic Steel, Inc.	2,500	103,250
* #	OM Group, Inc.	25,000	1,513,250
* #	Owens-Illinois, Inc.	27,100	1,529,795
	Penford Corp.	13,338	291,969
* #	Peoplesupport, Inc.	13,100	152,091
* #	PolyOne Corp.	204,954	1,332,201
	Quaker Chemical Corp.	2,900	68,150
#	Quanex Corp.	2,800	144,060
*	Ready Mix, Inc.	4,964	29,784
	Reliance Steel & Aluminum Co.	50,700	2,814,357
*	Rock of Ages Corp.	1,200	5,844
	Rock-Tenn Co. Class A	56,380	1,512,675
*	Rosetta Resources, Inc.	75,154	1,537,651
	RPM International, Inc.	19,003	397,353
	Schnitzer Steel Industries, Inc. Class A	30,900	2,023,023
	Schweitzer-Maudoit International, Inc.	29,313	673,320
	Sensient Technologies Corp.	71,500	1,926,210
*	Smurfit-Stone Container Corp.	473,694	3,765,867
	Spartech Corp.	44,200	626,314
	Stepan Co.	15,906	542,395
* #	Stillwater Mining Co.	13,259	272,207
	Synalloy Corp.	2,100	27,384
	Temple-Inland, Inc.	39,200	538,216
* #	Terra Industries, Inc.	43,087	1,947,963
#	Tronox, Inc. Class A	4,400	19,668
#	Tronox, Inc. Class B	13,307	58,684
*	U.S. Concrete, Inc.	56,660	226,073
* #	U.S. Gold Corp.	98,100	344,331
#	Valhi, Inc.	70,701	1,366,650
#	Valspar Corp.	168,360	3,651,728
	Wausau Paper Corp.	80,700	632,688
#	Westlake Chemical Corp.	88,300	1,425,162
#	Weyerhaeuser Co.	358,667	21,950,420
#	Worthington Industries, Inc.	67,200	1,182,048
Total Materials			140,450,492

Other — (0.0%)
# ●	ePresence, Inc. Escrow Shares	6,400	192
* ●	Petrocorp, Inc. Escrow Shares	900	54
Total Other			246

26

Telecommunication Services — (6.1%)
*	Arbinet-thexchange, Inc.	14,070	$70,350
	AT&T, Inc.	3,392,390	118,156,944
	CenturyTel, Inc.	186,130	6,736,045
	D&E Communications, Inc.	24,213	263,680
*	General Communications, Inc. Class A	32,936	190,699
	IDT Corp.	4,126	24,137
#	IDT Corp. Class B	54,100	317,026
* #	LCC International, Inc. Class A	16,700	27,388
*	Leap Wireless International, Inc.	3,144	134,437
* #	Nextwave Wireless, Inc.	76,257	411,025
*	Premiere Global Services, Inc.	800	11,304
	Sprint Nextel Corp.	2,334,186	16,596,062
#	SureWest Communications	22,739	285,829
	Telephone & Data Systems, Inc.	80,500	3,775,450
	Telephone & Data Systems, Inc. Special Shares	12,407	534,742
* #	United States Cellular Corp.	14,300	900,900
	Verizon Communications, Inc.	2,693,604	97,831,697
*	Xeta Corp.	17,164	72,260
Total Telecommunication Services			246,339,975

Utilities — (0.2%)
*	Maine & Maritimes Corp.	400	12,880
	Middlesex Water Co.	5,356	100,961
*	NRG Energy, Inc.	3,400	140,318
*	Reliant Energy, Inc.	267,800	6,105,840
	Southern Union Co.	1	—
	Unitil Corp.	600	16,080
Total Utilities			6,376,079

TOTAL COMMON STOCKS			3,446,137,866

RIGHTS/WARRANTS — (0.0%)
*	Security Bank Corp. Rights 03/10/08	23,355	1,313

TEMPORARY CASH INVESTMENTS — (1.0%)
	BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	38,290,739	38,290,739

27

		Face
		Amount
		(000)
SECURITIES LENDING COLLATERAL — (14.2%)
@	Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $605,760,726 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 07/19/19 to 02/01/38, valued at $520,804,474) to be repurchased at $505,768,140	$505,635	$505,635,411
@	Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $63,194,069 FNMA 6.000%, 04/01/33 & 12/01/37, valued at $22,559,869) to be repurchased at $21,809,063	21,803	21,803,340
@	Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $56,380,537 FNMA 5.594%(r), 05/01/35 & 6.441%(r), 07/01/37, valued at $52,309,233) to be repurchased at $50,796,914	50,783	50,783,499

TOTAL SECURITIES LENDING COLLATERAL			578,222,250

TOTAL INVESTMENTS - (100.0%) (Cost $3,604,867,863) ##			$4,062,652,168

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$3,484,423,152
Level 2 – Other Significant Observable Inputs	578,229,016
Level 3 – Significant Unobservable Inputs	—
Total	$4,062,652,168

28

THE TAX-MANAGED U.S. EQUITY SERIES

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value †

COMMON STOCKS — (86.1%)
Consumer Discretionary — (8.7%)
*	1-800-FLOWERS.COM, Inc.	3,200	$25,728
*	4Kids Entertainment, Inc.	1,000	11,840
*	A.C. Moore Arts & Crafts, Inc.	2,600	22,282
	Aaron Rents, Inc.	5,700	111,834
	Abercrombie & Fitch Co.	10,520	815,616
* #	AbitibiBowater Canada, Inc.	676	6,997
*	Acme Communications, Inc.	1,889	5,554
	Acme United Corp.	500	6,755
	Advance Auto Parts, Inc.	12,000	402,480
* #	Aeropostale, Inc.	8,850	237,711
*	AFC Enterprises, Inc.	1,900	14,345
*	Aftermarket Technology Corp.	3,100	58,125
*	AH Belo Corp. Series A	2,048	24,924
	Aldila, Inc.	700	11,375
*	Alloy, Inc.	1,275	9,805
* #	Amazon.com, Inc.	48,293	3,113,450
	Ambassadors Group, Inc.	623	11,177
* #	AMDL, Inc.	1,600	4,880
	American Axle & Manufacturing Holdings, Inc.	6,220	122,410
	American Eagle Outfitters, Inc.	25,650	548,140
#	American Greetings Corp. Class A	5,530	104,075
*	America’s Car-Mart, Inc.	1,800	19,620
	Ameristar Casinos, Inc.	6,400	124,096
*	AnnTaylor Stores Corp.	7,275	174,745
*	Apollo Group, Inc. Class A	19,803	1,215,508
	Arbitron, Inc.	3,500	146,720
	Ark Restaurants Corp.	400	12,320
	ArvinMeritor, Inc.	9,343	105,482
	Asbury Automotive Group, Inc.	4,500	63,090
*	Ashworth, Inc.	600	2,028
*	Audible, Inc.	4,200	48,090
*	AutoNation, Inc.	19,600	285,572
*	Autozone, Inc.	7,500	863,100
* #	Avatar Holdings, Inc.	1,000	43,080
*	Bakers Footwear Group, Inc.	600	1,272
*	Ballantyne of Omaha, Inc.	2,600	12,818
* #	Bally Technologies, Inc.	6,800	257,788
	Barnes & Noble, Inc.	8,000	224,960
*	Barry (R.G.) Corp.	1,300	10,374
	Beasley Broadcast Group, Inc.	405	2,248
#	Bebe Stores, Inc.	10,500	128,205
* #	Bed Bath and Beyond, Inc.	27,200	770,848
#	Belo Corp. Class A	10,840	127,587

1

*	Benihana, Inc.	900	$9,972
*	Benihana, Inc. Class A	1,200	12,852
	Best Buy Co., Inc.	53,650	2,307,486
	Big 5 Sporting Goods Corp.	1,500	13,875
* #	Big Dog Holdings, Inc.	1,483	15,749
*	Big Lots, Inc.	12,400	208,940
* #	BJ’s Restaurants, Inc.	3,700	50,172
	Black & Decker Corp.	7,200	495,144
#	Blockbuster, Inc. Class A	9,300	28,272
*	Blockbuster, Inc. Class B	5,100	14,127
* #	Blue Nile, Inc.	2,000	88,320
* #	Bluegreen Corp.	3,600	30,456
	Blyth, Inc.	5,100	101,133
	Bob Evans Farms, Inc.	4,520	130,854
#	Bon-Ton Stores, Inc.	1,800	10,296
	Books-A-Million, Inc.	2,300	19,067
	BorgWarner, Inc.	14,534	626,561
	Boyd Gaming Corp.	9,520	200,777
	Brinker International, Inc.	13,050	240,642
	Brown Shoe Company, Inc.	5,075	74,501
#	Brunswick Corp.	9,430	153,615
#	Buckle, Inc.	3,780	171,612
* #	Buffalo Wild Wings, Inc.	2,100	48,657
*	Build-A-Bear-Workshop, Inc.	700	8,134
#	Building Materials Holding Corp.	2,800	16,184
#	Bunge, Ltd.	10,400	1,152,736
	Burger King Holdings, Inc.	16,500	423,390
* #	Cabela’s, Inc.	8,400	113,820
*	Cablevision Systems New York Group Class A	20,300	543,837
*	Cache, Inc.	2,188	21,792
* #	California Coastal Communities, Inc.	1,600	8,176
* #	California Pizza Kitchen, Inc.	3,750	52,275
	Callaway Golf Co.	9,800	149,352
	Canterbury Park Holding Corp.	500	5,050
* #	Career Education Corp.	11,004	163,409
* #	CarMax, Inc.	25,838	474,386
#	Carmike Cinemas, Inc.	1,400	10,122
#	Carnival Corp.	19,200	755,520
*	Carriage Services, Inc.	3,100	24,490
*	Carter’s, Inc.	8,000	123,440
* #	Casual Male Retail Group, Inc.	4,900	18,914
	Cato Corp. Class A	4,150	64,989
*	Cavalier Homes, Inc.	1,900	3,230
*	Cavco Industries, Inc.	931	30,667
#	CBRL Group, Inc.	2,900	105,618
	CBS Corp. Class A	6,800	155,040
	CBS Corp. Class B	76,510	1,745,958
* #	CEC Entertainment, Inc.	3,600	96,588
* #	Champion Enterprises, Inc.	10,300	91,464
	Charles and Colvard, Ltd.	1,425	1,824
*	Charlotte Russe Holding, Inc.	3,300	64,251
* #	Charter Communications, Inc.	45,250	43,530
* #	Cheesecake Factory, Inc.	8,648	180,830
	Cherokee, Inc.	1,442	48,812
*	Chicos FAS, Inc.	19,200	178,752

2

* #	Chipotle Mexican Grill, Inc.	1,700	$168,810
*	Chipotle Mexican Grill, Inc. Class B	2,200	189,024
	Choice Hotels International, Inc.	6,580	213,521
	Christopher & Banks Corp.	2,850	30,780
*	Chromcraft Revington, Inc.	100	450
	Churchill Downs, Inc.	1,844	83,957
#	Circuit City Stores, Inc.	10,600	46,852
#	Citadel Broadcasting Co.	26,866	28,209
* #	Citi Trends, Inc.	1,500	21,765
#	CKE Restaurants, Inc.	4,500	49,860
	Clear Channel Communications, Inc.	42,835	1,370,720
* #	Coach, Inc.	41,150	1,247,668
* #	Coinstar, Inc.	3,400	99,144
*	Coldwater Creek, Inc.	10,745	59,420
	Collectors Universe, Inc.	1,137	10,585
#	Columbia Sportswear Co.	4,352	179,868
*	Comcast Corp. Class A	238,371	4,657,769
*	Comcast Corp. Special Class A Non-Voting	115,965	2,243,923
* #	Conn’s, Inc.	2,800	35,700
	Cooper Tire & Rubber Co.	8,200	148,174
* #	Corinthian Colleges, Inc.	11,500	91,425
	Courier Corp.	2,006	54,583
*	Cox Radio, Inc.	4,700	51,653
#	CPI Corp.	731	12,120
	Craftmade International, Inc.	500	4,765
* #	Crown Media Holdings, Inc.	8,100	44,874
* #	CSK Auto Corp.	2,400	21,768
	CSS Industries, Inc.	1,450	50,619
*	Culp, Inc.	1,566	11,432
* #	Cumulus Media, Inc. Class A	300	1,650
*	Cybex International, Inc.	2,599	10,526
	Darden Restaurants, Inc.	16,275	501,758
*	Deckers Outdoor Corp.	1,526	168,837
*	Design Within Reach, Inc.	2,500	6,025
	DeVry, Inc.	8,900	391,066
*	DG Fastchannel, Inc.	2,300	46,437
*	Dick’s Sporting Goods, Inc.	10,414	287,218
	Dillards, Inc. Class A	8,400	124,236
* #	Directed Electronics, Inc.	1	2
*	Discovery Holding Co. Class A	16,202	365,679
*	Discovery Holding Co. Class B	190	4,845
*	DISH Network Corp. Class A	23,373	693,009
	Disney (Walt) Co.	231,347	7,497,956
*	Dixie Group, Inc.	812	7,154
*	Dollar Tree Stores, Inc.	11,400	305,862
#	Dover Downs Gaming & Entertainment, Inc.	2,000	18,240
	Dover Motorsports, Inc.	2,200	15,202
*	DreamWorks Animation SKG, Inc.	10,353	262,759
*	Drew Industries, Inc.	2,600	70,096
*	drugstore.com, Inc.	14,000	39,200
	E.W. Scripps Co.	14,850	620,284
#	Eastman Kodak Co.	28,386	481,994
*	Einstein Noah Restaurant Group, Inc.	1,800	27,738
*	Emerson Radio Corp.	2,300	2,484
#	Emmis Communications Corp. Class A	3,600	10,656

3

	Entercom Communications Corp.	4,200	$46,914
*	Entravision Communications Corp.	6,600	38,280
#	Ethan Allen Interiors, Inc.	3,700	100,788
*	Expedia, Inc.	1,914	43,888
	Family Dollar Stores, Inc.	16,800	321,720
*	Famous Dave’s of America, Inc.	1,300	13,195
* #	Fleetwood Enterprises, Inc.	7,610	32,419
#	Foot Locker, Inc.	13,500	166,050
*	Ford Motor Co.	245,888	1,605,649
	Fortune Brands, Inc.	18,576	1,207,068
*	Fossil, Inc.	8,650	278,357
*	Franklin Covey Co.	3,200	24,704
	Fred’s, Inc.	3,267	28,684
	FTD Group, Inc.	4,200	57,918
* #	Fuel Systems Solutions, Inc.	2,050	21,197
*	Full House Resorts, Inc.	2,580	5,753
*	GameStop Corp. Class A	19,997	847,073
*	GameTech International, Inc.	2,596	15,109
* #	Gaming Partners International Corp.	800	6,136
* #	Gander Mountain Co.	573	3,237
	Gannett Co., Inc.	21,400	645,210
	Gap, Inc.	91,930	1,854,228
* #	Gaylord Entertainment Co.	5,437	163,599
* #	Gemstar-TV Guide International, Inc.	50,394	238,868
	General Motors Corp.	60,970	1,419,382
* #	Genesco, Inc.	2,300	68,885
* #	Gentek, Inc.	1,100	30,250
	Gentex Corp.	17,130	276,136
	Genuine Parts Co.	20,308	837,705
*	Getty Images, Inc.	3,600	115,776
* #	G-III Apparel Group, Ltd.	1,875	24,544
* #	Goodyear Tire & Rubber Co.	23,727	643,002
*	Gottschalks, Inc.	1,900	4,370
#	Gray Television, Inc.	1,000	5,800
* #	Great Wolf Resorts, Inc.	3,700	25,419
	Group 1 Automotive, Inc.	2,900	71,050
*	GSI Commerce, Inc.	5,950	86,096
#	Guess?, Inc.	11,115	457,160
* #	Gymboree Corp.	3,800	150,442
	H&R Block, Inc.	37,910	707,021
#	Handleman Co.	1,800	2,358
*	Hanesbrands, Inc.	11,387	331,362
	Harley-Davidson, Inc.	25,400	943,864
	Harman International Industries, Inc.	7,225	297,670
* #	Harris Interactive, Inc.	6,323	17,135
	Harte-Hanks, Inc.	8,500	143,735
*	Hartmarx Corp.	2,100	5,250
#	Hasbro, Inc.	18,440	475,199
#	Haverty Furniture Co., Inc.	600	5,892
* #	Hawk Corp.	1,220	22,814
*	Hayes Lemmerz International, Inc.	13,158	41,842
	Hearst-Argyle Television, Inc.	5,432	119,504
* #	Hibbett Sporting Goods, Inc.	3,400	53,720
*	Hollywood Media Corp.	6,200	16,492
#	Home Depot, Inc.	214,969	5,707,427

4

#	Hooker Furniture Corp.	1,100	$22,539
*	Hot Topic, Inc.	2,325	10,672
*	IAC/InterActiveCorp.	24,673	490,993
*	Iconix Brand Group, Inc.	8,100	168,318
	Idearc, Inc.	16,775	80,855
#	IHOP Corp.	2,200	100,716
* #	Infosonics Corp.	800	1,064
	Interactive Data Corp.	11,200	327,712
	Interface, Inc. Class A	7,000	117,320
	International Game Technology	39,800	1,796,970
	International Speedway Corp. Class A	3,453	137,568
*	Interpublic Group of Companies, Inc.	37,716	325,112
*	Interstate Hotels & Resorts, Inc.	4,704	23,379
* #	INVESTools, Inc.	8,200	94,874
* #	iRobot Corp.	3,100	56,792
* #	Isle of Capri Casinos, Inc.	4,030	36,471
* #	ITT Educational Services, Inc.	4,900	270,578
	J. Alexander’s Corp.	800	6,192
* #	J. Crew Group, Inc.	7,620	305,181
#	J.C. Penney Co., Inc.	26,000	1,201,460
*	Jack in the Box, Inc.	7,800	204,906
	Jackson Hewitt Tax Service, Inc.	3,800	79,534
*	Jakks Pacific, Inc.	3,600	100,620
* #	Jarden Corp.	9,117	219,629
*	Jo-Ann Stores, Inc.	3,100	51,150
	Johnson Controls, Inc.	68,822	2,261,491
	Johnson Outdoors, Inc.	1,287	23,809
	Jones Apparel Group, Inc.	11,400	160,854
* #	Jos. A. Bank Clothiers, Inc.	2,406	54,809
	Journal Communications, Inc. Class A	3,800	26,182
	Kenneth Cole Productions, Inc. Class A	1,400	20,818
	Kimball International, Inc. Class B	2,500	26,125
* #	Knology, Inc.	3,900	47,658
* #	Kohl’s Corp.	34,900	1,550,956
*	Kona Grill, Inc.	800	7,784
*	KSW, Inc.	208	1,329
#	K-Swiss, Inc. Class A	3,000	43,530
*	Lakeland Industries, Inc.	1,000	10,510
* #	Lakes Entertainment, Inc.	3,500	20,580
	Lamar Advertising Co.	9,800	373,478
#	Landry’s Restaurants, Inc.	400	7,092
* #	Las Vegas Sands Corp.	41,500	3,456,950
*	Lazare Kaplan International, Inc.	1,363	13,630
#	La-Z-Boy, Inc.	4,198	35,389
* #	Lear Corp.	9,600	264,768
#	Lee Enterprises, Inc.	4,100	42,271
	Leggett & Platt, Inc.	21,300	355,710
* #	Lenox Group, Inc.	2,900	5,365
	Libbey, Inc.	2,370	36,853
*	Liberty Global, Inc. Class A	21,394	804,414
*	Liberty Global, Inc. Class B	95	3,591
*	Liberty Global, Inc. Series C	21,888	767,612
*	Liberty Media Holding Corp. Capital Class A	14,573	1,692,071
*	Liberty Media Holding Corp. Capital Class B	95	11,409
*	Liberty Media Holding Corp. Interactive Class A	73,261	1,052,028

5

*	Liberty Media Holding Corp. Interactive Class B	400	$5,728
* #	LIFE TIME FITNESS, Inc.	4,600	133,676
#	Lifetime Brands, Inc.	1,960	20,247
#	Limited Brands, Inc.	34,460	525,515
*	Lin TV Corp.	3,400	34,918
*	Lincoln Educational Services	3,100	37,200
*	Live Nation, Inc.	7,441	88,325
	Liz Claiborne, Inc.	11,200	199,136
* #	LKQ Corp.	16,100	341,964
*	Lodgenet Entertainment Corp.	2,500	23,275
*	Lodgian, Inc.	3,193	28,577
#	Lowe’s Companies, Inc.	159,200	3,816,024
*	Luby’s, Inc.	3,700	33,855
	Macy’s, Inc.	55,624	1,372,800
*	Maidenform Brands, Inc.	2,400	29,688
#	Marine Products Corp.	5,076	37,156
* #	MarineMax, Inc.	1,800	22,104
#	Marriott International, Inc. Class A	44,400	1,514,040
* #	Martha Stewart Living Omnimedia, Inc.	2,500	17,600
* #	Marvel Entertainment, Inc.	9,800	246,470
	Mattel, Inc.	41,897	809,450
	Matthews International Corp. Class A	3,800	170,468
	McDonald’s Corp.	137,259	7,427,084
	McGraw-Hill Companies, Inc.	38,900	1,592,177
	MDC Holdings, Inc.	5,303	222,090
#	Media General, Inc. Class A	3,100	48,360
* #	Mediacom Communications Corp.	9,700	42,389
	Meredith Corp.	4,940	214,149
* #	MGM Mirage	31,179	1,920,315
*	Midas, Inc.	1,600	24,208
	Modine Manufacturing Co.	4,487	55,998
* #	Mohawk Industries, Inc.	8,056	575,279
	Monaco Coach Corp.	3,300	32,274
*	Monarch Casino & Resort, Inc.	2,500	41,550
	Monro Muffler Brake, Inc.	2,660	44,555
* #	Morgans Hotel Group	4,000	61,360
* #	Morningstar, Inc.	5,400	352,026
*	Morton’s Restaurant Group, Inc.	1,100	8,525
	Movado Group, Inc.	2,610	50,269
* #	MTR Gaming Group, Inc.	3,100	17,484
* #	Multimedia Games, Inc.	3,800	26,600
*	Nathan’s Famous, Inc.	1,109	17,633
#	Nautilus Group, Inc.	4,100	17,179
* #	Navarre Corp.	1,700	2,805
* #	Netflix, Inc.	8,400	265,272
	New Frontier Media, Inc.	2,900	14,645
* #	New Motion, Inc.	857	4,371
	Newell Rubbermaid, Inc.	31,660	718,682
	News Corp. Class A	237,215	4,367,128
	News Corp. Class B	107,110	2,046,872
	NIKE, Inc. Class B	47,151	2,838,490
	Nobility Homes, Inc.	35	581
#	Noble International, Ltd.	2,800	30,548
	Nordstrom, Inc.	26,900	996,107
* #	Nutri/System, Inc.	4,100	58,671

6

* #	NVR, Inc.	600	$324,408
* #	Office Depot, Inc.	30,850	350,764
	OfficeMax, Inc.	8,700	185,049
	Omnicom Group, Inc.	39,300	1,755,531
#	Orleans Homebuilders, Inc.	1,500	7,515
	O’Charleys, Inc.	2,600	29,354
*	O’Reilly Automotive, Inc.	13,916	375,175
* #	Outdoor Channel Holdings, Inc.	4,200	30,870
* #	Overstock.com, Inc.	2,830	29,007
	Oxford Industries, Inc.	2,100	44,394
* #	Pacific Sunwear of California, Inc.	5,950	66,402
* #	Palm Harbor Homes, Inc.	3,379	17,030
* #	Panera Bread Co.	3,700	138,269
* #	Papa John’s International, Inc.	3,700	96,755
* #	PC Mall, Inc.	1,600	12,816
*	Penn National Gaming, Inc.	9,320	427,136
	Pennichuck Corp.	700	16,100
#	Penske Automotive Group, Inc.	10,600	191,224
*	Perry Ellis International, Inc.	2,100	41,139
*	PetMed Express, Inc.	3,200	36,640
	PETsMART, Inc.	15,080	324,672
	Phillips-Van Heusen Corp.	6,900	251,919
*	Pinnacle Entertainment, Inc.	6,948	108,806
* #	Playboy Enterprises, Inc. Class B	3,600	29,016
* #	PokerTek, Inc.	1,189	5,886
#	Polaris Industries, Inc.	4,448	169,825
	Polo Ralph Lauren Corp.	6,800	422,892
*	Pomeroy IT Solutions, Inc.	300	1,971
*	Premier Exhibitions, Inc.	3,700	17,686
#	Pre-Paid Legal Services, Inc.	1,600	76,240
* #	Priceline.com, Inc.	4,700	535,894
#	PRIMEDIA, Inc.	4,933	38,083
* #	Princeton Review, Inc.	4,259	35,350
* #	Progressive Gaming International Corp.	1,700	4,369
*	Proliance International, Inc.	1,000	2,780
*	QEP Co., Inc.	500	4,615
*	Quiksilver, Inc.	16,190	145,710
* #	R.H. Donnelley Corp.	8,231	58,358
*	Radio One, Inc. Class D	10,200	12,852
	RadioShack Corp.	15,840	276,408
* #	Rainmaker Systems, Inc.	2,100	6,027
*	RC2 Corp.	2,800	51,940
#	RCN Corp.	2,989	33,178
*	Red Lion Hotels Corp.	2,934	23,501
* #	Red Robin Gourmet Burgers, Inc.	2,200	73,326
* #	RedEnvelope, Inc.	600	1,020
	Regis Corp.	4,500	112,725
*	Rentrak Corp.	1,500	16,650
*	Restoration Hardware, Inc.	4,000	17,320
* #	Retail Ventures, Inc.	5,000	33,650
* #	Rocky Brands, Inc.	300	1,701
	Ross Stores, Inc.	15,900	442,815
*	Rubio’s Restaurants, Inc.	1,297	8,534
	Ruby Tuesday, Inc.	4,300	30,573
	Russ Berrie & Co., Inc.	500	6,530

7

* #	Ruth’s Chris Steak House, Inc.	2,500	$17,475
	Ryland Group, Inc.	3,700	104,673
*	Saga Communications, Inc. Class A	2,025	11,785
#	Saks, Inc.	16,800	261,408
	Salem Communications Corp.	1,848	6,098
*	Sally Beauty Holdings, Inc.	4,350	33,277
	Sauer-Danfoss, Inc.	6,500	138,190
*	Scholastic Corp.	4,900	170,863
*	Scientific Games Corp.	10,100	208,767
#	Sealy Corp.	3,100	28,241
* #	Sears Holdings Corp.	11,938	1,141,512
	Service Corp. International	36,247	391,468
	Sherwin-Williams Co.	15,600	807,768
	Shiloh Industries, Inc.	2,092	19,497
* #	Shuffle Master, Inc.	4,175	34,402
	Sinclair Broadcast Group, Inc. Class A	6,900	63,687
*	Skechers U.S.A., Inc. Class A	3,400	72,386
#	Skyline Corp.	1,300	36,660
* #	Smith & Wesson Holding Corp.	4,800	24,576
	Snap-On, Inc.	7,200	359,424
	Sonic Automotive, Inc.	4,105	72,987
* #	Sonic Corp.	8,388	178,916
	Sotheby’s Class A	8,192	276,234
* #	Source Interlink Companies, Inc.	3,900	6,591
* #	Spanish Broadcasting System, Inc.	4,200	6,300
#	Spartan Motors, Inc.	3,375	27,439
	Speedway Motorsports, Inc.	5,500	160,600
*	Sport Chalet, Inc. Class A	1,591	7,080
#	Sport Supply Group, Inc.	1,597	18,142
	Stage Stores, Inc.	4,250	53,805
*	Stamps.com, Inc.	3,550	31,417
	Standard Motor Products, Inc.	1,900	14,079
#	Staples, Inc.	83,250	1,852,312
*	Starbucks Corp.	61,500	1,105,155
	Starwood Hotels & Resorts Worldwide, Inc.	24,248	1,147,658
*	Steinway Musical Instruments, Inc.	1,097	27,107
*	Steven Madden, Ltd.	2,250	37,890
*	Stoneridge, Inc.	2,900	31,262
	Strattec Security Corp.	200	7,472
	Strayer Education, Inc.	1,700	264,690
	Sturm Ruger & Co., Inc.	3,700	29,230
*	Sun-Times Media Group, Inc. Class A	5,900	5,192
#	Superior Industries International, Inc.	3,494	60,656
	Superior Uniform Group, Inc.	162	1,604
* #	Syntax-Brillian Corp.	2,180	1,549
#	Systemax, Inc.	4,800	51,984
#	Tandy Brand Accessories, Inc.	800	4,864
*	Tandy Leather Factory, Inc.	663	1,823
	Target Corp.	97,894	5,150,203
#	Tempur-Pedic International, Inc.	9,400	163,748
*	Tenneco Automotive, Inc.	6,300	159,075
* #	Texas Roadhouse, Inc.	8,500	79,050
* #	The Children’s Place Retail Stores, Inc.	3,100	66,216
*	The DIRECTV Group, Inc.	135,300	3,389,265
*	The Dress Barn, Inc.	6,300	83,034

8

	The Marcus Corp.	2,600	$41,444
#	The McClatchey Co.	5,198	49,901
	The Men’s Wearhouse, Inc.	5,935	136,742
	The New York Times Co. Class A	12,400	231,012
#	The Pep Boys - Manny, Moe & Jack	5,900	67,496
	The Stanley Works	9,980	484,429
* #	The Steak n Shake Co.	3,200	26,688
	The TJX Companies, Inc.	52,850	1,691,200
#	Thor Industries, Inc.	6,200	188,976
	Tiffany & Co.	16,265	612,215
*	Timberland Co. Class A	3,600	54,072
	Time Warner, Inc.	396,800	6,194,048
* #	TiVo, Inc.	12,700	110,236
*	Toll Brothers, Inc.	10,200	216,342
*	Tractor Supply Co.	4,256	159,345
	Triarc Companies, Inc. Class A	2,500	21,700
	Triarc Companies, Inc. Class B	2,800	23,576
* #	True Religion Apparel, Inc.	2,900	59,247
* #	Trump Entertainment Resorts, Inc.	500	2,010
*	TRW Automotive Holdings Corp.	11,600	256,128
	Tupperware Corp.	7,610	277,613
*	Tween Brands, Inc.	3,500	103,600
* #	Under Armour, Inc. Class A	4,300	158,326
* #	Unifi, Inc.	7,900	22,436
	Unifirst Corp.	1,800	69,534
*	Universal Electronics, Inc.	1,700	38,590
* #	Universal Technical Institute, Inc.	2,400	30,000
* #	Urban Outfitters, Inc.	20,533	590,940
	V.F. Corp.	13,320	1,012,853
* #	Vail Resorts, Inc.	4,878	220,729
*	Valassis Communications, Inc.	3,300	37,026
	Value Line, Inc.	400	16,976
* #	ValueVision Media, Inc. Class A	4,267	22,444
* #	VCG Holding Corp.	2,400	25,320
*	Viacom, Inc. Class A	6,971	277,446
*	Viacom, Inc. Class B	68,616	2,727,486
	Virco Manufacturing Corp.	1,855	11,019
#	Visteon Corp.	13,600	47,600
*	Volcom, Inc.	2,460	48,634
	WABCO Holdings, Inc.	7,733	323,085
* #	Warnaco Group, Inc.	6,139	230,581
	Warner Music Group Corp.	16,100	96,600
	Washington Post Co.	1,397	1,011,428
	Weight Watchers International, Inc.	9,700	455,900
	Wendy’s International, Inc.	11,700	284,076
	Westwood One, Inc.	9,600	16,992
	Whirlpool Corp.	8,875	748,784
	Wiley (John) & Sons, Inc. Class A	5,657	206,367
*	Williams Controls, Inc.	800	12,184
#	Williams-Sonoma, Inc.	10,800	252,288
* #	Wilsons The Leather Experts, Inc.	353	237
*	Winmark Corp.	300	5,997
	Winnebago Industries, Inc.	2,900	58,203
* #	WMS Industries, Inc.	6,350	241,109
	Wolverine World Wide, Inc.	6,450	170,925

9

	World Wrestling Entertainment, Inc.	3,100	$54,870
* #	WorldSpace, Inc. Class A	300	336
	Wyndham Worldwide Corp.	20,839	462,001
#	Wynn Resorts, Ltd.	13,650	1,374,555
#	Xerium Technologies, Inc.	2,100	10,521
*	XM Satellite Radio Holdings, Inc.	11,700	138,060
*	Young Broadcasting, Inc. Class A	236	186
#	Yum! Brands, Inc.	59,843	2,061,591
* #	Zale Corp.	6,300	121,716
* #	Zumiez, Inc.	3,500	61,530
Total Consumer Discretionary			170,186,661

Consumer Staples — (8.9%)
	Alberto-Culver Co.	12,500	335,000
	Alico, Inc.	900	36,765
*	Alliance One International, Inc.	11,000	53,900
	Altria Group, Inc.	252,605	18,475,530
#	Andersons, Inc.	2,500	115,650
	Anheuser-Busch Companies, Inc.	86,897	4,091,980
	Archer-Daniels-Midland Co.	78,390	3,535,389
	Avon Products, Inc.	51,340	1,954,000
*	BJ’s Wholesale Club, Inc.	8,000	252,480
*	Boston Beer Co., Inc. Class A	1,100	39,226
	Brown-Forman Corp. Class A	8,270	557,398
	Brown-Forman Corp. Class B	7,775	495,812
	Calavo Growers, Inc.	300	5,751
#	Cal-Maine Foods, Inc.	3,200	110,400
	Campbell Soup Co.	46,300	1,495,027
* #	Caribou Coffee Co.	200	520
	Casey’s General Stores, Inc.	7,040	176,352
	CCA Industries, Inc.	600	5,580
*	Central European Distribution Corp.	5,375	312,717
* #	Central Garden & Pet Co.	2,100	10,353
*	Central Garden & Pet Co. Class A	3,600	15,840
* #	Chattem, Inc.	2,300	179,170
#	Chiquita Brands International, Inc.	5,100	104,397
	Church & Dwight Co., Inc.	8,150	435,699
	Clorox Co.	16,852	980,618
	Coca-Cola Co.	277,578	16,227,210
	Coca-Cola Enterprises, Inc.	60,993	1,490,059
	Colgate-Palmolive Co.	61,228	4,658,839
	ConAgra, Inc.	58,557	1,294,110
*	Constellation Brands, Inc. Class A	21,100	405,331
	Corn Products International, Inc.	8,500	312,035
	Costco Wholesale Corp.	51,200	3,170,304
*	Cuisine Solutions, Inc.	1,464	5,563
	CVS Caremark Corp.	177,362	7,161,878
*	Darling International, Inc.	10,700	148,730
	Dean Foods Co.	14,125	303,970
	Del Monte Foods Co.	20,330	182,563
	Diamond Foods, Inc.	2,435	39,934
* #	Elizabeth Arden, Inc.	3,500	63,770
*	Energizer Holdings, Inc.	7,400	686,942
#	Estee Lauder Companies, Inc.	13,900	591,862
	Farmer Brothers Co.	2,200	49,126

10

	Flowers Foods, Inc.	11,018	$249,668
	General Mills, Inc.	41,095	2,300,909
#	Great Atlantic & Pacific Tea, Inc.	6,951	188,233
* #	Green Mountain Coffee, Inc.	3,091	94,306
*	Hain Celestial Group, Inc.	5,200	140,400
* #	Hansen Natural Corp.	11,430	474,345
	Heinz (H.J.) Co.	38,100	1,680,591
	Hormel Foods Corp.	16,900	690,534
#	Imperial Sugar Co.	1,600	30,720
	Ingles Market, Inc. Class A	1,388	33,326
*	Integrated Biopharma, Inc.	800	2,488
	Inter Parfums, Inc.	2,501	40,616
	J & J Snack Foods Corp.	2,500	61,625
	J.M. Smucker Co.	6,976	357,101
	Kellogg Co.	47,370	2,402,606
	Kimberly-Clark Corp.	50,700	3,304,626
	Kraft Foods, Inc.	189,954	5,920,866
	Lancaster Colony Corp.	3,709	137,715
	Lance, Inc.	4,200	70,350
* #	Lifeway Foods, Inc.	2,400	25,056
	Loews Corp. - Carolina Group	13,052	982,685
	Longs Drug Stores Corp.	4,700	225,741
#	Mannatech, Inc.	2,600	20,228
* #	Maui Land & Pineapple Co., Inc.	1,400	36,624
#	McCormick & Co., Inc.	14,300	492,635
	McCormick & Co., Inc. Voting Common Stock	607	20,941
*	Medifast, Inc.	900	3,780
#	MGP Ingredients, Inc.	1,600	10,272
	Molson Coors Brewing Co.	18,638	1,005,706
	Nash Finch Co.	1,300	45,591
#	National Beverage Corp.	5,375	39,345
*	Natural Alternatives International, Inc.	1,000	9,110
*	NBTY, Inc.	7,600	217,056
	Nu Skin Enterprises, Inc. Class A	7,994	132,381
	Oil-Dri Corp. of America	641	12,403
*	Omega Protein Corp.	2,400	25,440
*	Pantry, Inc.	2,000	48,120
* #	Parlux Fragrances, Inc.	1,867	6,310
*	Peet’s Coffee & Tea, Inc.	2,100	49,161
	PepsiAmericas, Inc.	16,445	416,058
	PepsiCo, Inc.	193,380	13,451,513
*	Performance Food Group Co.	4,640	150,800
	Pilgrim’s Pride Corp.	7,845	184,044
*	Prestige Brands Holdings, Inc.	5,090	39,244
	PriceSmart, Inc.	3,800	92,188
	Procter & Gamble Co.	378,720	25,063,690
	Ralcorp Holdings, Inc.	3,100	171,895
#	Reddy Ice Holdings, Inc.	2,100	49,497
	Reliv International, Inc.	2,000	13,400
	Reynolds American, Inc.	36,010	2,294,557
* #	Rite Aid Corp.	89,060	237,790
	Rocky Mountain Chocolate Factory, Inc.	1,050	13,324
	Ruddick Corp.	6,500	209,625
	Safeway, Inc.	53,950	1,550,523
#	Sanderson Farms, Inc.	2,550	88,893

11

*	Sanfilippo (John B.) & Son, Inc.	600	$5,598
	Sara Lee Corp.	85,282	1,077,112
* #	Smithfield Foods, Inc.	17,048	469,672
	Spartan Stores, Inc.	2,559	53,944
* #	Spectrum Brands, Inc.	7,100	26,696
	SUPERVALU, Inc.	25,575	671,344
	Sysco Corp.	73,160	2,052,870
	Tasty Baking Co.	100	685
#	The Hershey Co.	12,700	470,916
	The Kroger Co.	79,838	1,936,071
#	Tootsie Roll Industries, Inc.	4,789	116,037
*	TreeHouse Foods, Inc.	4,180	92,671
	Tyson Foods, Inc. Class A	34,650	499,306
* #	United Natural Foods, Inc.	5,300	89,676
	United-Guardian, Inc.	600	6,150
#	Universal Corp.	3,400	193,494
* #	USANA Health Services, Inc.	2,200	68,596
	UST, Inc.	18,300	993,507
#	Vector Group, Ltd.	7,573	139,192
#	Walgreen Co.	93,220	3,403,462
	Wal-Mart Stores, Inc.	482,726	23,938,382
	WD-40 Co.	2,300	71,484
	Weis Markets, Inc.	3,811	123,515
#	Whole Foods Market, Inc.	13,900	488,585
	Wrigley (Wm.) Jr. Co.	26,362	1,578,029
Total Consumer Staples			174,751,425

Energy — (10.7%)
* #	Abraxas Petroleum Corp.	6,900	25,875
	Adams Resources & Energy, Inc.	600	14,850
* #	Allis-Chalmers Energy, Inc.	4,175	52,688
	Alon USA Energy, Inc.	5,800	91,002
* #	Alpha Natural Resources, Inc.	8,070	327,158
*	American Oil & Gas, Inc.	5,400	25,920
	Anadarko Petroleum Corp.	55,819	3,557,903
	Apache Corp.	40,397	4,633,940
	Arch Coal, Inc.	16,560	846,050
* #	Arena Resources, Inc.	4,300	174,064
	Atlas America, Inc.	3,341	202,030
* #	ATP Oil & Gas Corp.	4,400	155,100
*	Atwood Oceanics, Inc.	3,900	363,051
	Baker Hughes, Inc.	38,355	2,580,908
* #	Basic Energy Services, Inc.	5,700	120,612
	Berry Petroleum Corp. Class A	5,140	211,305
* #	Bill Barret Corp.	5,920	274,333
	BJ Services Co.	31,030	804,918
*	Bois d’Arc Energy, Inc.	9,464	203,192
* #	Bolt Technology Corp.	1,050	18,259
*	Boots & Coots International Well Control, Inc.	5,300	7,950
* #	BPZ Resources, Inc.	9,640	152,023
*	Brigham Exploration Co.	6,000	46,860
* #	Bristow Group, Inc.	3,156	166,511
*	Bronco Drilling Co., Inc.	2,900	45,849
#	Cabot Oil & Gas Corp.	11,800	587,050
*	Cal Dive International, Inc.	937	9,764

12

*	Callon Petroleum Co.	1,600	$29,504
*	Cameron International Corp.	25,878	1,099,297
#	CARBO Ceramics, Inc.	2,750	101,585
*	Carrizo Oil & Gas, Inc.	3,400	196,350
* #	Cheniere Energy, Inc.	6,100	178,913
	Chesapeake Energy Corp.	60,289	2,726,269
	Chevron Corp.	252,203	21,855,912
	Cimarex Energy Co.	9,633	507,659
*	Clayton Williams Energy, Inc.	1,700	64,345
*	CNX Gas Corp.	17,798	651,763
*	Complete Production Services, Inc.	7,999	155,341
* #	Comstock Resources, Inc.	6,100	221,430
	ConocoPhillips	189,668	15,687,440
	CONSOL Energy, Inc.	20,770	1,578,105
* #	Contango Oil & Gas Co.	2,100	135,030
*	Credo Petroleum Corp.	700	7,385
* #	Dawson Geophysical Co.	900	59,283
	Delek US Holdings, Inc.	3,900	61,542
* #	Delta Petroleum Corp.	8,333	199,659
*	Denbury Resources, Inc.	28,920	922,259
	Devon Energy Corp.	54,217	5,569,170
#	Diamond Offshore Drilling, Inc.	16,685	2,016,049
*	Dresser-Rand Group, Inc.	10,730	365,571
*	Dril-Quip, Inc.	5,030	235,303
* #	Dune Energy, Inc.	4,100	7,257
* #	Edge Petroleum Corp.	900	4,320
	El Paso Corp.	77,684	1,266,249
*	Encore Acquisition Co.	7,225	265,880
* #	Energy Partners, Ltd.	4,434	47,710
	ENSCO International, Inc.	18,761	1,122,658
#	EOG Resources, Inc.	29,806	3,546,616
* #	Evergreen Energy, Inc.	8,900	19,135
*	Evolution Petroleum Corp.	4,053	18,644
* #	EXCO Resources, Inc.	14,100	244,635
* #	Exterran Holdings, Inc.	7,076	492,843
	Exxon Mobil Corp.	662,590	57,651,956
* #	FMC Technologies, Inc.	17,382	984,864
*	Forest Oil Corp.	11,167	550,868
	Foundation Coal Holdings, Inc.	5,500	317,735
	Frontier Oil Corp.	12,717	454,124
* #	FX Energy, Inc.	5,000	23,450
* #	Gasco Energy, Inc.	14,100	36,660
* #	Goodrich Petroleum Corp.	3,400	82,042
*	Grant Prideco, Inc.	13,891	701,079
* #	Grey Wolf, Inc.	23,300	144,460
	Gulf Island Fabrication, Inc.	2,000	58,340
*	Gulfmark Offshore, Inc.	2,900	146,914
*	Gulfport Energy Corp.	5,500	79,420
	Halliburton Co.	105,901	4,056,008
*	Harvest Natural Resources, Inc.	4,500	55,170
*	Helix Energy Solutions Group, Inc.	10,846	381,996
	Helmerich & Payne, Inc.	12,691	568,938
	Hess Corp.	38,810	3,616,316
*	HKN, Inc.	800	6,952
	Holly Corp.	6,600	352,374

13

* #	Hornbeck Offshore Services, Inc.	3,500	$157,255
* #	James River Coal Co.	1,910	32,336
	Lufkin Industries, Inc.	2,010	114,892
	Marathon Oil Corp.	82,270	4,373,473
*	Mariner Energy, Inc.	11,536	319,893
	Massey Energy Co.	9,860	377,244
*	Matrix Service Co.	3,400	69,156
* #	McMoran Exploration Co.	6,400	107,520
*	Meridian Resource Corp.	11,536	17,881
*	Mitcham Industries, Inc.	1,600	28,240
#	Murphy Oil Corp.	23,088	1,855,813
*	NATCO Group, Inc. Class A	2,330	111,024
* #	National Coal Corp.	2,900	15,167
* #	National-Oilwell, Inc.	41,829	2,605,947
*	Natural Gas Services Group	1,600	35,840
*	Newfield Exploration Co.	16,560	917,093
* #	Newpark Resources, Inc.	8,900	39,427
	Noble Corp.	31,100	1,528,565
	Noble Energy, Inc.	21,055	1,629,657
	Occidental Petroleum Corp.	100,499	7,775,608
*	Oceaneering International, Inc.	6,639	398,340
* #	Oil States International, Inc.	6,319	266,409
* #	OMNI Energy Services Corp.	2,000	8,160
#	Overseas Shipholding Group, Inc.	4,000	250,880
* #	Pacific Ethanol, Inc.	3,100	15,376
* #	Parallel Petroleum Corp.	5,265	97,297
* #	Parker Drilling Co.	14,730	97,660
	Patterson-UTI Energy, Inc.	17,735	420,852
#	Peabody Energy Corp.	31,110	1,761,448
	Penn Virginia Corp.	5,200	221,312
*	Petrohawk Energy Corp.	22,564	407,957
*	Petroleum Development Corp.	2,000	139,520
* #	PetroQuest Energy, Inc.	7,300	115,048
*	PHI, Inc.	1,600	48,416
*	Pioneer Drilling Co.	6,665	89,378
	Pioneer Natural Resources Co.	15,531	695,633
*	Plains Exploration & Production Co.	16,335	882,090
* #	PowerSecure International, Inc.	1,600	21,296
*	Pride International, Inc.	20,206	716,101
*	Quest Resource Corp.	3,600	25,560
* #	Quicksilver Resources, Inc.	18,546	637,982
#	Range Resources Corp.	17,600	1,076,768
	Rowan Companies, Inc.	12,698	511,856
	RPC, Inc.	11,000	144,870
#	Schlumberger, Ltd.	108,900	9,414,405
*	SEACOR Holdings, Inc.	2,900	278,371
	Smith International, Inc.	23,635	1,489,714
*	Southwestern Energy Co.	20,231	1,319,668
	Spectra Energy Corp.	61,282	1,416,227
	St. Mary Land & Exploration Co.	8,200	302,416
* #	Stone Energy Corp.	3,830	194,411
* #	SulphCo, Inc.	9,200	38,732
	Sunoco, Inc.	13,195	805,951
*	Superior Energy Services, Inc.	10,021	407,754
*	Superior Well Services, Inc.	3,117	80,574

14

* #	Swift Energy Corp.	4,330	$206,671
*	T-3 Energy Services, Inc.	1,500	74,055
	Tesoro Petroleum Corp.	14,643	543,841
* #	Teton Energy Corp.	2,100	10,185
* #	TETRA Technologies, Inc.	7,550	129,709
*	TGC Industries, Inc.	1,762	14,026
	The Williams Companies, Inc.	66,400	2,391,728
	Tidewater, Inc.	6,080	341,392
* #	Toreador Resources Corp.	2,100	19,698
* #	Trico Marine Services, Inc.	2,100	82,992
* #	Tri-Valley Corp.	3,600	22,860
* #	TXCO Resources, Inc.	4,300	59,856
*	Union Drilling, Inc.	2,600	52,052
*	Unit Corp.	4,846	267,257
* #	Uranium Resources, Inc.	6,100	57,828
#	USEC, Inc.	11,600	74,008
*	VAALCO Energy, Inc.	7,100	31,666
	Valero Energy Corp.	63,694	3,679,602
* #	VeraSun Energy Corp.	12,380	111,915
* #	Verenium Corp.	5,100	15,249
	W&T Offshore, Inc.	8,933	316,943
* #	Warren Resources, Inc.	8,040	107,575
*	Weatherford International, Ltd.	39,300	2,708,556
*	Westmoreland Coal Co.	1,200	19,176
*	Westside Energy Corp.	4,606	13,496
*	W-H Energy Services, Inc.	3,755	236,077
* #	Whiting Petroleum Corp.	5,450	333,649
#	World Fuel Services Corp.	3,500	109,480
	XTO Energy, Inc.	58,701	3,622,439
Total Energy			210,194,386

Financials — (12.9%)
	1st Source Corp.	3,190	55,697
	21st Century Holding Co.	1,200	15,672
	Abington Bancorp, Inc.	1,523	15,276
	Advance America Cash Advance Centers, Inc.	9,200	68,356
	Advanta Corp. Class A	1,800	12,780
	Advanta Corp. Class B	3,890	30,031
* #	Affiliated Managers Group, Inc.	3,686	355,146
	Affirmative Insurance Holdings, Inc.	400	3,568
	AFLAC, Inc.	56,875	3,549,569
	Alfa Corp.	8,604	187,309
*	Allegheny Corp.	1,126	406,486
	Allstate Corp.	68,802	3,283,919
*	Alphatec Holdings, Inc.	6,590	38,090
*	AmComp, Inc.	1,800	22,050
	Amcore Financial, Inc.	2,700	52,434
	American Bancorp of New Jersey, Inc.	1,500	16,110
#	American Capital Strategies, Ltd.	23,150	840,113
#	American Equity Investment Life Holding Co.	6,690	63,889
	American Express Co.	129,400	5,473,620
	American Financial Group, Inc.	14,900	385,463
	American International Group, Inc.	297,167	13,925,246
	American National Insurance Co.	4,087	463,670
	American Physicians Capital, Inc.	900	39,717

15

#	American River Bankshares	840	$14,280
	American West Bancorporation	2,033	17,951
* #	AmeriCredit Corp.	13,900	199,882
	Ameriprise Financial, Inc.	26,644	1,349,252
#	Ameris Bancorp	2,300	32,706
* #	Amerisafe, Inc.	2,300	30,245
*	AmeriServe Financial, Inc.	2,300	6,670
#	Anchor Bancorp Wisconsin, Inc.	2,900	54,897
	AON Corp.	35,856	1,491,968
	Arrow Financial Corp.	596	12,409
#	Asset Acceptance Capital Corp.	2,700	26,325
	Associated Banc-Corp.	14,629	364,555
	Assurant, Inc.	14,730	921,361
#	ASTA Funding, Inc.	1,700	27,506
	Astoria Financial Corp.	12,490	326,863
	Atlantic Coast Federal Corp.	1,799	17,810
* #	B of I Holding, Inc.	900	5,535
	BancFirst Corp.	2,200	92,686
	BancorpSouth, Inc.	10,303	231,611
	BancTrust Financial Group, Inc.	3	33
	Bank of America Corp.	510,803	20,299,311
*	Bank of Florida Corp.	400	3,744
	Bank of Granite Corp.	1,600	19,104
	Bank of Hawaii Corp.	5,700	273,714
	Bank of New York Mellon Corp.	136,786	6,000,802
	Bank of the Ozarks, Inc.	2,100	49,665
	BankFinancial Corp.	2,900	41,238
#	BankUnited Financial Corp. Class A	3,200	15,616
	Banner Corp.	1,600	34,656
	BB&T Corp.	61,882	1,926,387
#	Bear Stearns Companies, Inc.	10,600	846,516
	Benjamin Franklin Bancorp, Inc.	700	9,849
	Berkshire Hills Bancorp, Inc.	1,499	33,952
	Beverly Hills Bancorp, Inc.	1,800	8,910
	Blackrock, Inc.	14,010	2,707,432
	BOK Financial Corp.	8,729	451,464
#	Boston Private Financial Holdings, Inc.	5,100	70,227
	Brooke Corp.	1,400	8,414
	Brookline Bancorp, Inc.	7,445	71,546
	Brooklyn Federal Bancorp, Inc.	100	1,303
	Brown & Brown, Inc.	15,460	275,652
	Cadence Financial Corp.	1,400	21,462
	Camden National Corp.	900	28,557
#	Capital City Bank Group, Inc.	796	21,420
	Capital Corp. of the West	1,400	19,250
#	Capital One Financial Corp.	46,117	2,122,766
	Capital Southwest Corp.	508	55,910
#	Capitol Bancorp, Ltd.	2,100	39,102
#	Capitol Federal Financial	9,389	325,798
	Cardinal Financial Corp.	4,100	32,595
	Cascade Financial Corp.	500	6,330
	Cash America International, Inc.	3,535	114,393
* #	Cash Systems, Inc.	2,400	9,648
#	Cathay General Bancorp	5,189	113,743
* #	CB Richard Ellis Group, Inc.	25,000	501,500

16

* #	Centennial Bank Holdings, Inc.	2,400	$14,232
#	Center Bancorp, Inc.	1,708	19,044
	Center Financial Corp.	1,700	16,541
*	Central Jersey Bancorp	1,200	8,976
	Central Pacific Financial Corp.	3,200	59,168
	Chemical Financial Corp.	3,076	68,349
	Chubb Corp.	46,914	2,387,923
	Cincinnati Financial Corp.	20,071	746,039
	CIT Group, Inc.	21,740	483,063
#	Citigroup, Inc.	572,709	13,578,930
	Citizens Community Bancorp, Inc.	600	5,370
	Citizens First Bancorp, Inc.	500	6,305
	Citizens Republic Bancorp, Inc.	8,414	93,648
* #	Citizens, Inc.	6,415	36,245
	City Holding Co.	2,200	81,928
	City National Corp.	5,632	288,640
	CNA Financial Corp.	32,249	859,436
*	CNA Surety Corp.	5,900	83,249
	CoBiz Financial, Inc.	3,400	41,786
#	Cohen & Steers, Inc.	3,900	98,202
	Columbia Banking System, Inc.	2,355	54,377
	Comerica, Inc.	18,600	674,064
*	Command Security Corp.	631	2,619
	Commerce Bancorp, Inc.	21,864	826,022
	Commerce Bancshares, Inc.	9,289	386,887
	Commerce Group, Inc.	7,100	257,304
	Community Bank System, Inc.	2,187	48,333
	Community Trust Bancorp, Inc.	1,500	40,575
	Compass Diversified Holdings	3,900	53,040
* #	CompuCredit Corp.	5,700	59,166
*	Conseco, Inc.	9,695	113,722
#	Consolidated-Tokoma Land Co.	600	30,900
* #	Consumer Portfolio Services, Inc.	2,100	6,594
* #	Core-Mark Holding Co., Inc.	800	21,256
#	Corus Bankshares, Inc.	239	2,469
*	Cowen Group, Inc.	2,000	15,000
*	Crescent Financial Corp.	1,840	15,971
	Cullen Frost Bankers, Inc.	7,300	373,176
#	CVB Financial Corp.	11,213	103,047
*	Dearborn Bancorp, Inc.	105	734
	Delphi Financial Group, Inc. Class A	5,220	157,435
*	Diamond Hill Investment Group, Inc.	293	22,927
	Dime Community Bancshares	4,300	65,446
#	Discover Financial Services	56,970	859,677
*	Dollar Financial Corp.	3,000	67,410
	Donegal Group, Inc. Class A	2,440	39,821
* #	E*TRADE Financial Corp.	48,100	205,387
#	East West Bancorp, Inc.	6,600	124,146
	Eastern Insurance Holdings, Inc.	1,500	24,540
#	Eaton Vance Corp.	14,295	455,296
#	EMC Insurance Group, Inc.	1,000	22,120
* #	Encore Capital Group, Inc.	3,200	23,616
#	Enterprise Financial Services Corp.	1,700	34,017
	Erie Indemnity Co.	6,694	330,349
* #	Exlservice Holdings, Inc.	3,600	76,788

17

#	F.N.B. Corp.	8,125	$111,394
	FBL Financial Group, Inc. Class A	4,182	122,993
	Federal Agriculture Mortgage Corp. Class C	300	7,212
#	Federal National Mortgage Association	112,075	3,098,874
	Federated Investors, Inc.	12,100	491,018
	Fidelity National Financial, Inc.	25,899	456,081
	Fidelity Southern Corp.	1,000	7,950
	Fifth Third Bancorp	45,128	1,033,431
	Financial Federal Corp.	3,450	74,347
	Financial Institutions, Inc.	50	925
* #	First Acceptance Corp.	5,500	17,930
	First American Corp.	11,800	410,994
	First Bancorp	1,900	33,649
#	First Busey Corp.	4,881	91,324
*	First Cash Financial Services, Inc.	4,000	37,400
#	First Charter Corp.	3,300	79,893
	First Citizens BancShares, Inc.	100	14,219
#	First Commonwealth Financial Corp.	9,900	104,742
	First Community Bancorp	3,693	105,250
	First Community Bancshares, Inc.	1,500	47,475
	First Financial Bancorp	3,700	42,883
	First Financial Bankshares, Inc.	2,790	105,657
	First Financial Corp.	1,700	44,625
	First Financial Holdings, Inc.	1,200	27,252
	First Horizon National Corp.	14,700	238,728
#	First Marblehead Corp.	10,350	124,510
	First Merchants Corp.	1,745	47,132
	First Midwest Bancorp, Inc.	6,100	158,905
#	First Niagara Financial Group, Inc.	11,096	126,721
	First Place Financial Corp.	1,100	13,486
*	First Regional Bancorp	1,800	28,818
#	First South Bancorp, Inc.	291	5,727
	First State Bancorporation	2,000	23,760
*	FirstCity Financial Corp.	1,302	11,471
	FirstMerit Corp.	11,240	210,975
	Flushing Financial Corp.	3,100	50,530
	FNB United Corp.	1,606	18,630
	Forest City Enterprises, Inc. Class A	3,700	130,055
	Forest City Enterprises, Inc. Class B	3,286	115,766
* #	FPIC Insurance Group, Inc.	1,000	43,670
	Franklin Resources, Inc.	28,243	2,665,292
#	Frontier Financial Corp.	5,500	82,390
	Fulton Financial Corp.	18,214	211,829
	Gallagher (Arthur J.) & Co.	11,839	279,400
	GAMCO Investors, Inc.	1,148	64,311
	Gateway Financial Holdings, Inc.	2,100	24,045
	Genworth Financial, Inc.	55,240	1,280,463
	German American Bancorp, Inc.	2,000	25,180
*	GFI Group, Inc.	3,600	275,580
	Glacier Bancorp, Inc.	6,184	106,303
	Great Southern Bancorp, Inc.	1,895	34,015
	Greene Bancshares, Inc.	1,500	27,330
#	Greenhill & Co., Inc.	3,300	214,533
	Grubb & Ellis Co.	3,500	23,205
*	Guaranty Financial Group, Inc.	4,232	55,397

18

*	Hallmark Financial Services, Inc.	2,700	$31,806
	Hancock Holding Co.	4,400	162,976
	Hanmi Financial Corp.	5,000	38,150
	Hanover Insurance Group, Inc.	6,630	289,665
	Harleysville Group, Inc.	4,195	140,868
	Harleysville National Corp.	3,747	49,798
	Hartford Financial Services Group, Inc.	36,691	2,564,701
	HCC Insurance Holdings, Inc.	14,850	357,291
	Heartland Financial USA, Inc.	500	8,890
	Heritage Commerce Corp.	1,600	26,368
	Heritage Financial Corp.	905	17,729
	Heritage Financial Group	1,785	21,884
	Hilb Rogal Hamilton Co.	5,100	156,162
	Home Bancshares, Inc.	1,986	39,680
	Home Federal Bancorp, Inc.	1,931	21,917
	HopFed Bancorp, Inc.	200	2,822
	Horace Mann Educators Corp.	2,800	48,664
#	Horizon Financial Corp.	2,100	26,880
*	HouseValues, Inc.	1,400	3,654
	Hudson City Bancorp, Inc.	64,926	1,030,376
	Huntington Bancshares, Inc.	31,714	387,545
	IBERIABANK Corp.	1,725	76,711
	Imperial Capital Bancorp, Inc.	300	6,708
#	Independence Holding Co.	1,600	17,600
	Independent Bank Corp. (MA)	1,900	50,293
	Independent Bank Corp. (MI)	2,263	22,087
	Infinity Property & Casualty Corp.	800	32,136
	Integra Bank Corp.	2,100	29,841
* #	IntercontinentalExchange, Inc.	8,317	1,083,705
	International Bancshares Corp.	7,940	172,139
#	Intervest Bancshares Corp.	1,300	17,290
* #	Investment Technology Group, Inc.	5,263	245,151
*	Investors Bancorp, Inc.	14,800	214,600
#	Irwin Financial Corp.	2,000	15,020
	Janus Capital Group, Inc.	21,385	517,945
#	Jefferies Group, Inc.	13,860	246,015
	Jones Lang LaSalle, Inc.	4,300	328,477
	JPMorgan Chase & Co.	403,972	16,421,462
	Kearny Financial Corp.	9,600	102,720
	KeyCorp	47,626	1,050,153
#	K-Fed Bancorp	1,944	20,140
* #	Knight Capital Group, Inc.	12,000	192,360
#	Lakeland Bancorp, Inc.	2,835	31,582
	Lakeland Financial Corp.	2,100	42,840
#	LandAmerica Financial Group, Inc.	2,040	75,113
	Legacy Bancorp, Inc.	1,100	15,609
	Legg Mason, Inc.	14,745	973,760
	Lehman Brothers Holdings, Inc.	59,790	3,048,692
	Leucadia National Corp.	28,360	1,283,574
#	Life Partners Holdings, Inc.	1,400	21,070
	Lincoln National Corp.	31,137	1,591,412
*	Liquidity Services, Inc.	3,400	32,878
	LNB Bancorp, Inc.	840	10,928
	Loews Corp.	74,856	3,131,975
* #	Loopnet, Inc.	4,000	47,880

19

#	M&T Bank Corp.	13,038	$1,070,159
#	Macatawa Bank Corp.	1,686	15,545
	MainSource Financial Group, Inc.	2,414	31,648
*	Markel Corp.	1,200	557,700
*	MarketAxess Holdings, Inc.	3,500	32,795
* #	Marlin Business Services, Inc.	1,500	14,280
#	Marsh & McLennan Companies, Inc.	57,465	1,463,634
	Marshall & Ilsley Corp.	29,822	691,870
#	Mastercard, Inc.	10,100	1,919,000
#	MB Financial, Inc.	4,050	116,518
	MBT Financial Corp.	2,100	17,745
	MCG Capital Corp.	8,900	106,800
*	Meadowbrook Insurance Group, Inc.	4,600	36,616
	Medallion Financial Corp.	1,900	18,829
	Mercantile Bank Corp.	105	1,417
	Mercer Insurance Group, Inc.	1,116	19,642
	Merchants Bancshares, Inc.	894	20,616
	Mercury General Corp.	6,730	306,888
	Merrill Lynch & Co., Inc.	95,192	4,717,716
	MetLife, Inc.	85,321	4,970,801
	Midland Co.	200	12,924
	Midwest Banc Holdings, Inc.	3,300	33,891
	Moody’s Corp.	30,800	1,169,784
	Morgan Stanley	111,850	4,711,122
*	Move, Inc.	16,700	41,917
	Nara Bancorp, Inc.	2,300	25,208
* #	Nasdaq OMX Group, Inc.	14,230	590,687
	National City Corp.	79,211	1,256,286
#	National Interstate Corp.	2,500	68,800
#	National Penn Bancshares, Inc.	8,037	128,672
	Nationwide Financial Services, Inc.	5,400	222,750
*	Navigators Group, Inc.	2,200	120,406
	NBT Bancorp, Inc.	4,484	85,958
	Nelnet, Inc. Class A	2,800	30,520
	New England Bancshares, Inc.	1,000	11,045
#	New York Community Bancorp, Inc.	39,975	652,792
	NewAlliance Bancshares, Inc.	15,100	171,838
*	Newtek Business Services, Inc.	100	108
*	NexCen Brands, Inc.	5,700	22,458
*	North Pointe Holdings Corp.	1,000	15,590
	Northeast Community Bancorp, Inc.	1,924	22,607
	Northern Trust Corp.	26,650	1,802,339
	Northrim Bancorp, Inc.	600	12,924
#	Northwest Bancorp, Inc.	6,700	176,947
	NYMAGIC, Inc.	400	9,656
	NYSE Euronext	30,700	2,016,069
	OceanFirst Financial Corp.	1,926	31,086
	Odyssey Re Holdings Corp.	9,100	329,238
	Old National Bancorp	8,975	139,292
	Old Republic International Corp.	22,163	304,076
	Old Second Bancorp, Inc.	1,800	46,368
	Omega Financial Corp.	1,692	46,547
	optionsXpress Holding, Inc.	7,950	184,122
	Pacific Capital Bancorp	3,633	76,111
	Pacific Mercantile Bancorp	1,596	15,625

20

	Park National Corp.	1,900	$114,950
	Patriot Capital Funding, Inc.	78	816
	Peapack-Gladstone Financial Corp.	1,170	30,034
*	Penn Treaty American Corp.	3,300	18,975
*	Pennsylvania Commerce Bancorp, Inc.	200	5,298
	Peoples Bancorp, Inc.	1,400	30,408
	People’s United Financial, Inc.	41,796	704,681
*	Philadelphia Consolidated Holding Corp.	9,300	315,456
* #	Pico Holdings, Inc.	2,241	76,597
*	Pinnacle Financial Partners, Inc.	2,700	61,938
*	Piper Jaffray Companies, Inc.	1,004	38,885
*	PMA Capital Corp. Class A	1,000	8,200
	PNC Financial Services Group, Inc.	40,959	2,516,111
#	Portfolio Recovery Associates, Inc.	1,800	65,736
	Preferred Bank	300	5,496
	Presidential Life Corp.	1,100	18,436
	Principal Financial Group, Inc.	31,994	1,767,029
#	PrivateBancorp, Inc.	2,700	81,243
* #	ProAssurance Corp.	4,500	239,265
	ProCentury Corp.	2,299	42,187
#	Progressive Corp.	80,790	1,480,881
#	Prosperity Bancshares, Inc.	6,320	166,848
	Protective Life Corp.	8,600	331,874
	Provident Bankshares Corp.	4,186	53,288
	Provident Financial Holdings, Inc.	100	1,690
	Provident Financial Services, Inc.	6,100	73,139
#	Provident New York Bancorp	5,330	69,876
	Prudential Financial, Inc.	55,179	4,026,412
#	QC Holdings, Inc.	2,796	22,955
	Rainier Pacific Financial Group, Inc.	700	9,499
#	Raymond James Financial, Inc.	15,498	348,240
	Regions Financial Corp.	81,552	1,728,902
	Reinsurance Group of America, Inc.	7,900	432,209
	Renasant Corp.	2,900	61,074
	Republic Bancorp, Inc. Class A	105	1,718
	Resource America, Inc.	2,300	27,485
*	Rewards Network, Inc.	3,800	17,480
	Riverview Bancorp, Inc.	800	8,560
#	RLI Corp.	3,100	161,913
#	Rockville Financial, Inc.	3,200	36,320
	Rome Bancorp, Inc.	1,100	12,936
*	Royal Bank of Canada	625	31,317
	S&T Bancorp, Inc.	3,300	93,555
#	S.Y. Bancorp, Inc.	2,030	44,599
	SAFECO Corp.	11,000	508,860
	Safety Insurance Group, Inc.	2,200	81,598
#	Sanders Morris Harris Group, Inc.	3,518	31,416
	Sandy Spring Bancorp, Inc.	2,100	57,141
	SCBT Financial Corp.	300	8,973
#	Schwab (Charles) Corp.	141,577	2,776,325
*	Seabright Insurance Holdings	3,000	44,700
	Seacoast Banking Corp. of Florida	2,500	25,000
#	Security Bank Corp.	100	678
	SEI Investments Co.	23,870	596,989
	Selective Insurance Group, Inc.	7,200	171,072

21

	SI Financial Group, Inc.	1,500	$14,460
#	Sierra Bancorp	1,400	31,318
*	Signature Bank	4,200	111,300
	Simmons First National Corp. Class A	1,872	47,830
*	SLM Corp.	20,000	392,200
	Smithtown Bancorp, Inc.	1,363	28,146
	Somerset Hills Bancorp	900	10,089
	South Financial Group, Inc.	5,601	80,822
	Southern Community Financial Corp.	1,900	14,003
	Southside Bancshares, Inc.	1,625	33,751
	Southwest Bancorp, Inc.	2,100	33,999
	Sovereign Bancorp, Inc.	51,925	572,733
	StanCorp Financial Group, Inc.	6,300	309,267
	State Auto Financial Corp.	5,940	161,212
	State Bancorp, Inc.	1,892	24,539
	State Street Corp.	47,048	3,695,620
	StellarOne Corp.	19	329
	Sterling Bancorp	2,724	38,354
	Sterling Bancshares, Inc.	10,100	94,031
	Sterling Financial Corp.	4,111	61,213
	Sterling Financial Corp. (PA)	2,885	48,266
#	Stewart Information Services Corp.	2,175	64,750
*	Stifel Financial Corp.	2,000	87,180
	Student Loan Corp.	2,372	262,106
	Suffolk Bancorp	1,300	38,831
* #	Sun American Bancorp	200	964
*	Sun Bancorp, Inc.	2,913	37,170
	SunTrust Banks, Inc.	38,152	2,217,776
* #	Superior Bancorp	3,900	20,358
	Susquehanna Bancshares, Inc.	10,142	201,724
*	Susser Holdings Corp.	100	2,422
*	SVB Financial Group	4,400	199,320
	SWS Group, Inc.	3,000	34,170
#	Synovus Financial Corp.	40,515	467,138
	T. Rowe Price Group, Inc.	31,685	1,601,043
	Taylor Capital Group, Inc.	1,300	21,190
	TCF Financial Corp.	11,700	217,737
* #	TD Ameritrade Holding Corp.	72,324	1,323,529
* #	Tejon Ranch Co.	2,100	74,340
#	Temecula Valley Bancorp, Inc.	700	7,140
* #	Tennessee Commerce Bancorp, Inc.	700	15,596
*	Texas Capital Bancshares, Inc.	3,500	52,360
*	The Bancorp, Inc.	1,500	17,160
#	The Colonial BancGroup, Inc.	17,700	213,816
	The Goldman Sachs Group, Inc.	48,200	8,176,166
#	The Phoenix Companies, Inc.	4,100	46,658
#	The St. Joe Corp.	8,425	323,941
	The Travelers Companies, Inc.	76,801	3,564,334
	Thomas Properties Group, Inc.	1,600	15,168
*	Thomas Weisel Partners Group, Inc.	850	7,480
	TierOne Corp.	1,800	26,460
	Tompkins Financial Corp.	1,340	59,027
	Torchmark Corp.	11,828	712,755
	Tower Group, Inc.	3,000	85,230
*	Tradestation Group, Inc.	5,400	51,840

22

	Transatlantic Holdings, Inc.	7,902	$532,595
	Trico Bancshares	2,200	37,114
#	TrustCo Bank Corp. (NY)	8,900	76,985
	Trustmark Corp.	5,149	101,744
	U.S. Bancorp	210,880	6,752,378
	UCBH Holdings, Inc.	11,900	134,351
	UMB Financial Corp.	5,500	210,540
#	Umpqua Holdings Corp.	3,711	52,585
	Union Bankshares Corp.	1,750	30,607
	UnionBanCal Corp.	17,175	799,840
	United Bankshares, Inc.	5,800	152,366
	United Community Banks, Inc.	4,650	66,216
	United Financial Bancorp, Inc.	2,642	30,357
	United Fire & Casualty Co.	3,900	133,965
* #	United PanAm Financial Corp.	1,873	7,305
#	United Security Bancshares (CA)	706	9,460
	United Western Bancorp, Inc.	900	16,902
	Unitrin, Inc.	8,400	299,040
*	Universal American Corp.	7,371	126,634
*	Universal Insurance Holdings, Inc.	4,200	24,738
#	Univest Corporation of Pennsylvania	1,893	38,750
	Unum Group	40,819	935,163
	Valley National Bancorp	13,575	253,581
	Vineyard National Bancorp Co.	1,425	12,839
* #	Virginia Commerce Bancorp, Inc.	2,585	26,057
	W. R. Berkley Corp.	23,780	684,626
	Wachovia Corp.	170,411	5,217,985
	Waddell & Reed Financial, Inc.	10,200	319,668
	Washington Federal, Inc.	10,507	238,509
	Washington Trust Bancorp, Inc.	1,808	41,801
* #	Wauwatosa Holdings, Inc.	4,100	48,216
	Webster Financial Corp.	5,945	166,282
	Wells Fargo & Co.	389,533	11,386,050
	Wesbanco, Inc.	2,764	64,374
	Wesco Financial Corp.	888	345,432
#	West Bancorporation	2,633	33,597
	West Coast Bancorp	2,100	31,500
#	Westamerica Bancorporation	3,700	175,121
* #	Western Alliance Bancorp	2,800	33,544
	Westwood Holdings Group, Inc.	400	14,184
	Whitney Holding Corp.	8,400	201,684
	Willow Financial Bancorp, Inc.	2,570	21,048
	Wilmington Trust Corp.	8,500	261,800
	Wilshire Bancorp, Inc.	1,300	9,204
	Wintrust Financial Corp.	2,550	86,062
* #	World Acceptance Corp.	1,900	57,722
	Yadkin Valley Financial Corp.	600	8,556
	Zenith National Insurance Corp.	5,300	180,624
	Zions Bancorporation	12,440	594,010
* #	ZipRealty, Inc.	3,331	18,887
Total Financials			253,101,608

Health Care — (11.0%)
*	Abaxis, Inc.	2,900	84,506
#	Abbott Laboratories	185,435	9,930,044

23

* #	Abiomed, Inc.	3,700	$52,910
*	Abraxis Bioscience, Inc.	419	25,546
* #	Acadia Pharmaceuticals, Inc.	4,000	39,680
*	Accelrys, Inc.	3,600	20,844
* #	Accentia Biopharmaceuticals, Inc.	5,100	13,311
* #	Adolor Corp.	7,438	33,992
* #	Advanced Medical Optics, Inc.	6,266	143,366
	Aetna, Inc.	60,705	3,010,968
* #	Affymetrix, Inc.	8,690	166,674
*	Air Methods Corp.	1,400	57,568
* #	Akorn, Inc.	11,693	74,367
* #	Albany Molecular Research, Inc.	4,200	46,746
*	Alexion Pharmaceuticals, Inc.	4,600	278,806
*	Alexza Pharmaceuticals, Inc.	4,200	26,544
* #	Align Technology, Inc.	8,200	101,270
*	Alkermes, Inc.	12,670	163,950
#	Allergan, Inc.	35,880	2,125,172
*	Alliance Imaging, Inc.	6,200	60,884
*	Allied Healthcare International, Inc.	5,200	10,608
*	Allion Healthcare, Inc.	1,800	10,620
* #	Allos Therapeutics, Inc.	9,100	50,869
* #	Allscripts Healthcare Solutions, Inc.	6,300	67,221
*	Almost Family, Inc.	600	12,858
* #	Alnylam Pharmaceuticals, Inc.	5,300	150,520
#	Alpharma, Inc. Class A	5,800	146,044
* #	Amag Pharmaceuticals, Inc.	2,100	91,917
*	Amedisys, Inc.	3,234	138,351
*	America Services Group, Inc.	1,200	8,688
*	American Dental Partners, Inc.	1,437	13,752
* #	American Medical Systems Holdings, Inc.	7,900	115,261
*	AMERIGROUP Corp.	6,600	237,600
	AmerisourceBergen Corp.	21,600	901,152
*	Amgen, Inc.	132,570	6,034,586
*	AMICAS, Inc.	5,900	15,458
*	AMN Healthcare Services, Inc.	4,600	74,474
* #	Amsurg Corp.	4,350	104,791
* #	Amylin Pharmaceuticals, Inc.	15,507	410,470
	Analogic Corp.	1,800	105,318
*	Anesiva, Inc.	2,800	13,328
*	AngioDynamics, Inc.	3,100	51,398
*	Anika Therapeutics, Inc.	1,588	19,104
* #	Antigenics, Inc.	5,200	11,700
* #	APP Pharmaceuticals, Inc.	10,450	117,458
	Applera Corp. - Applied Biosystems Group	22,300	751,733
*	Applera Corp. - Celera Group	11,100	153,846
*	Apria Healthcare Group, Inc.	4,780	103,774
* #	Arena Pharmaceuticals, Inc.	7,851	53,230
* #	Ariad Pharmaceuticals, Inc.	8,000	26,800
* #	Arqule, Inc.	6,700	30,552
*	Array BioPharma, Inc.	5,400	30,240
* #	Arrhythmia Research Technology, Inc.	400	2,780
* #	Arthrocare Corp.	3,500	140,525
* #	Aspect Medical Systems, Inc.	1,900	23,693
*	AtriCure, Inc.	1,600	19,040
* #	ATS Medical, Inc.	6,900	12,420

24

* #	Auxilium Pharmaceuticals, Inc.	4,900	$156,996
*	Avalon Pharmaceuticals, Inc.	2,834	6,291
* #	AVANIR Pharmaceuticals Class A	5,000	6,050
* #	AVI BioPharma, Inc.	8,600	11,696
*	Avigen, Inc.	2,900	9,599
	Bard (C.R.), Inc.	12,330	1,168,761
*	Barr Laboratories, Inc.	13,225	623,559
* #	Barrier Therapeutics, Inc.	3,400	12,410
	Baxter International, Inc.	76,151	4,494,432
	Beckman Coulter, Inc.	7,700	519,750
	Becton Dickinson & Co.	28,000	2,531,760
* #	Bentley Pharmaceuticals, Inc.	3,300	48,939
* #	BioCryst Pharmaceuticals, Inc.	4,597	18,296
* #	Biogen Idec, Inc.	36,975	2,157,861
*	Bio-Imaging Technologies, Inc.	2,162	17,577
* #	BioLase Technology, Inc.	2,300	8,073
*	BioMarin Pharmaceutical, Inc.	11,950	454,578
*	BioMimetic Therapeutics, Inc.	2,000	27,480
*	Bio-Rad Laboratories, Inc. Class A	3,713	350,656
*	Bio-Reference Laboratories, Inc.	1,800	49,770
* #	BioSante Pharmaceuticals, Inc.	3,800	13,110
*	BioScrip, Inc.	5,400	37,962
* #	BioSphere Medical, Inc.	2,293	8,943
*	Boston Scientific Corp.	160,370	2,019,058
* #	Bovie Medical Corp.	2,244	13,284
	Bristol-Myers Squibb Co.	237,400	5,367,614
#	Brookdale Senior Living, Inc.	9,600	250,464
*	Bruker Corp.	13,100	179,077
* #	BSD Medical Corp.	2,800	15,232
*	Caliper Life Sciences, Inc.	6,874	28,665
	Cambrex Corp.	3,000	26,190
*	Candela Corp.	2,400	10,968
*	Cantel Medical Corp.	2,144	23,627
*	Capital Senior Living Corp.	3,600	27,144
* #	Caraco Pharmaceutical Laboratories, Ltd.	3,900	64,077
*	Cardiac Science Corp.	3,085	28,660
	Cardinal Health, Inc.	43,072	2,547,278
* #	CAS Medical Systems, Inc.	1,900	9,272
* #	Celgene Corp.	44,340	2,499,446
* #	Cell Genesys, Inc.	6,800	16,048
* #	Cell Therapeutics, Inc.	425	565
*	Centene Corp.	6,100	109,312
* #	Cephalon, Inc.	8,160	492,374
* #	Cepheid, Inc.	6,800	188,224
* #	Cerner Corp.	9,700	421,465
*	Cerus Corp.	4,400	27,500
*	Charles River Laboratories International, Inc.	8,729	511,345
	Chemed Corp.	2,900	138,359
	Cigna Corp.	34,500	1,538,010
* #	Clinical Data, Inc.	2,700	55,026
* #	Collagenex Pharmaceuticals, Inc.	2,695	43,982
* #	Columbia Laboratories, Inc.	6,900	16,905
* #	Combinatorx, Inc.	3,668	18,010
* #	Community Health Systems, Inc.	11,321	351,743
	Computer Programs & Systems, Inc.	1,200	26,724

25

* #	Conceptus, Inc.	3,400	$58,004
*	Conmed Corp.	3,785	102,044
*	Continucare Corp.	4,000	9,000
	Cooper Companies, Inc.	5,465	186,848
*	Corvel Corp.	1,650	49,714
*	Covance, Inc.	7,639	644,808
*	Coventry Health Care, Inc.	19,236	997,771
* #	Critical Therapeutics, Inc.	7,500	8,175
*	Criticare Systems, Inc.	2,112	10,560
*	Cross Country Healthcare, Inc.	4,000	43,440
*	CryoCor, Inc.	1,800	3,474
*	CryoLife, Inc.	3,100	29,171
* #	Cubist Pharmaceuticals, Inc.	7,211	131,240
*	Cutera, Inc.	1,400	17,752
* #	CV Therapeutics, Inc.	7,200	42,048
* #	Cyberonics, Inc.	3,100	39,990
* #	Cyclacel Pharmaceuticals, Inc.	3,090	12,823
* #	Cynosure, Inc. Class A	900	21,537
* #	Cypress Bioscience, Inc.	5,400	43,200
*	Cytokinetics, Inc.	900	3,033
*	Cytomedix, Inc.	2,750	4,675
* #	Cytori Therapeutics, Inc.	3,100	19,809
	Datascope Corp.	2,000	69,600
*	DaVita, Inc.	12,970	643,701
* #	Dendreon Corp.	10,500	55,440
	Dentsply International, Inc.	18,541	723,841
* #	DepoMed, Inc.	6,000	20,400
* #	Dexcom, Inc.	4,100	30,217
*	Dialysis Corporation of America	200	1,666
*	Digirad Corp.	1,600	4,608
* #	Dionex Corp.	2,300	169,786
* #	Discovery Laboratories, Inc.	10,300	21,424
* #	Durect Corp.	9,000	44,730
* #	DUSA Pharmaceuticals, Inc.	600	1,158
*	Dyax Corp.	7,267	31,611
* #	Dynavax Technologies Corp.	6,100	37,942
*	Edwards Lifesciences Corp.	6,900	300,909
	Eli Lilly & Co.	128,085	6,406,812
* #	Elite Pharmaceuticals, Inc.	519	804
*	Emageon, Inc.	100	232
* #	Emeritus Corp.	5,694	126,065
* #	Emisphere Technologies, Inc.	4,334	7,888
*	Encision, Inc.	100	212
* #	Endologix, Inc.	4,900	15,484
* #	Enzo Biochem, Inc.	4,167	39,253
* #	Enzon Pharmaceuticals, Inc.	300	2,577
* #	EPIX Pharmaceuticals, Inc.	3,600	10,980
*	eResearch Technology, Inc.	6,200	74,152
*	etrials Worldwide, Inc.	1,900	4,845
* #	ev3, Inc.	11,528	101,908
* #	Exact Sciences Corp.	3,985	7,811
*	Exactech, Inc.	1,795	47,119
*	Exelixis, Inc.	12,100	77,198
* #	Express Scripts, Inc.	30,315	1,791,616
*	E-Z-EM, Inc.	1,500	31,185

26

*	Farville, Inc.	5,217	$9,964
* #	Five Star Quality Care, Inc.	4,430	31,763
*	Forest Laboratories, Inc.	30,712	1,221,416
*	Genentech, Inc.	122,180	9,255,135
* #	Genomic Health, Inc.	3,500	66,745
*	Gen-Probe, Inc.	6,230	297,856
*	Gentiva Health Services, Inc.	3,677	79,276
* #	GenVec, Inc.	8,900	10,146
*	Genzyme Corp.	31,968	2,267,171
* #	Geron Corp.	7,000	34,440
* #	Gilead Sciences, Inc.	111,768	5,288,862
*	Greatbatch, Inc.	3,100	66,247
* #	GTx, Inc.	4,500	73,665
*	Haemonetics Corp.	3,200	185,920
* #	Halozyme Therapeutics, Inc.	300	1,650
*	Hanger Orthopedic Group, Inc.	1,000	11,590
*	Harvard Bioscience, Inc.	4,200	19,278
*	Health Grades, Inc.	4,286	23,402
	Health Management Associates, Inc.	30,100	161,035
*	Health Net, Inc.	13,500	593,190
*	HealthExtras, Inc.	5,481	151,002
* #	HEALTHSOUTH Corp.	9,600	154,368
*	Healthspring, Inc.	8,100	142,155
* #	HealthStream, Inc.	3,774	11,397
*	HealthTronics, Inc.	3,510	12,811
*	Healthways, Inc.	4,400	151,140
*	Henry Schein, Inc.	10,920	653,234
	Hillenbrand Indutries, Inc.	7,205	378,046
* #	Hi-Tech Pharmacal Co., Inc.	1,750	19,495
* #	Hlth Corp.	25,400	300,736
* #	HMS Holdings Corp.	3,300	90,288
* #	Hologic, Inc.	15,404	929,015
	Hooper Holmes, Inc.	3,300	2,145
*	Hospira, Inc.	19,520	830,771
*	Human Genome Sciences, Inc.	17,900	105,789
*	Humana, Inc.	20,530	1,402,815
* #	Hythiam, Inc.	1,200	3,672
*	ICU Medical, Inc.	1,750	46,970
*	Idenix Pharmaceuticals, Inc.	6,900	37,467
* #	Idera Pharmaceuticals, Inc.	2,400	24,528
*	IDEXX Laboratories, Inc.	7,456	413,584
* #	I-Flow Corp.	3,000	42,270
* #	Illumina, Inc.	7,041	509,839
* #	ImClone Systems, Inc.	10,478	471,615
*	Immtech International, Inc.	1,500	1,200
*	Immucor, Inc.	8,725	260,005
* #	ImmunoGen, Inc.	5,000	14,850
* #	Immunomedics, Inc.	7,700	19,019
	IMS Health, Inc.	20,300	456,953
* #	Incyte Corp.	10,300	102,073
* #	Indevus Pharmaceuticals, Inc.	9,500	47,120
*	Infinity Pharmaceuticals, Inc.	2,400	18,000
*	Inspire Pharmaceuticals, Inc.	6,000	26,940
* #	Integra LifeSciences Holdings	3,400	140,896
*	IntegraMed America, Inc.	1,494	15,149

27

* #	Interleukin Genetics, Inc.	300	$441
* #	InterMune, Inc.	4,900	68,992
* #	Introgen Therapeutics, Inc.	6,700	19,229
*	Intuitive Surgical, Inc.	4,552	1,283,300
	Invacare Corp.	4,400	109,824
*	Inventiv Health, Inc.	4,000	127,200
*	Inverness Medical Innovations, Inc.	1,223	36,164
*	Invitrogen Corp.	5,934	501,364
*	Iridex Corp.	300	960
*	IRIS International, Inc.	2,600	29,302
* #	Isis Pharmaceuticals, Inc.	11,300	162,720
* #	Ista Pharmaceuticals, Inc.	3,920	16,425
* #	I-Trax, Inc.	5,200	20,800
* #	Javelin Pharmaceuticals, Inc.	5,600	16,184
	Johnson & Johnson	334,400	20,719,424
* #	Kendle International, Inc.	1,900	85,139
*	Kensey Nash Corp.	1,640	44,526
* #	Keryx Biopharmaceuticals, Inc.	3,900	22,425
*	Kindred Healthcare, Inc.	5,200	109,668
* #	Kinetic Concepts, Inc.	8,470	435,273
*	King Pharmaceuticals, Inc.	29,700	314,820
* #	Kosan Biosciences, Inc.	5,007	9,964
* #	K-V Pharmaceutical Co. Class A	4,550	114,296
* #	La Jolla Pharmaceutical Co.	5,000	12,450
*	Laboratory Corp. of America Holdings	14,100	1,090,071
	Landauer, Inc.	1,100	52,580
*	Langer, Inc.	1,756	3,582
*	Lannet Co., Inc.	3,087	9,261
#	LCA-Vision, Inc.	2,150	29,627
*	Lexicon Pharmaceuticals, Inc.	15,800	29,388
*	LHC Group, Inc.	2,363	40,171
*	Lifecell Corp.	4,200	169,470
*	Lifecore Biomedical, Inc.	1,700	28,611
* #	LifePoint Hospitals, Inc.	612	15,337
#	Ligand Pharmaceuticals, Inc. Class B	4,675	15,848
*	Lincare Holdings, Inc.	9,872	320,840
* #	Luminex Corp.	4,334	75,455
*	Magellan Health Services, Inc.	5,411	234,459
* #	Mannkind Corp.	3,700	26,159
* #	Martek Biosciences Corp.	4,800	137,568
*	Matria Healthcare, Inc.	2,200	55,264
* #	Matrixx Initiatives, Inc.	1,200	17,400
*	Maxygen, Inc.	4,200	26,964
	McKesson Corp.	34,220	2,010,767
*	Medarex, Inc.	13,468	125,252
*	MedCath Corp.	2,648	55,211
*	Medco Health Solutions, Inc.	64,400	2,853,564
*	Medical Action Industries, Inc.	1,900	35,758
*	Medical Staffing Network Holdings, Inc.	4,676	25,952
	Medicis Pharmaceutical Corp. Class A	6,060	124,291
* #	Medivation, Inc.	3,450	55,234
*	MEDTOX Scientific, Inc.	1,100	17,589
	Medtronic, Inc.	135,630	6,694,697
#	Mentor Corp.	3,775	111,966
	Merck & Co., Inc.	260,974	11,561,148

28

	Meridian Bioscience, Inc.	4,775	$163,639
*	Merit Medical Systems, Inc.	3,511	55,649
*	Metabasis Therapeutics, Inc.	3,400	6,528
*	Metropolitan Health Networks, Inc.	6,900	16,284
* #	Micromet, Inc.	614	853
*	Micrus Endovascular Corp.	1,780	25,187
* #	MiddleBrook Pharmaceuticals, Inc.	4,000	16,880
*	Millennium Pharmaceuticals, Inc.	39,160	547,848
* #	Millipore Corp.	6,500	454,350
* #	Minrad International, Inc.	5,300	12,349
* #	Molina Healthcare, Inc.	4,100	129,765
*	MTS Medication Technologies	1,095	13,633
*	MWI Veterinary Supply, Inc.	1,600	55,728
#	Mylan, Inc.	36,945	437,429
* #	Myriad Genetics, Inc.	5,500	203,610
* #	Nabi Biopharmaceuticals	6,800	26,316
* #	Nastech Pharmaceutical Co., Inc.	3,000	6,930
	National Healthcare Corp.	1,600	74,656
* #	National Medical Health Card Systems, Inc.	987	10,304
	National Research Corp.	200	5,192
*	Natus Medical, Inc.	2,800	53,172
* #	Nektar Therapeutics	5,000	34,750
*	Neogen Corp.	1,950	52,630
* #	Neurocrine Biosciences, Inc.	5,200	26,052
* #	Neurogen Corp.	5,300	8,427
* #	Neurometric, Inc.	1,300	3,159
*	Nighthawk Radiology Holdings, Inc.	3,700	42,254
*	NMT Medical, Inc.	900	3,591
* #	Northstar Neuroscience, Inc.	2,800	4,396
* #	NovaMed, Inc.	1,500	6,015
* #	Novavax, Inc.	8,100	22,680
* #	Noven Pharmaceuticals, Inc.	2,800	37,968
* #	NPS Pharmaceuticals, Inc.	5,995	23,740
*	Nutraceutical International Corp.	1,500	19,110
*	NuVasive, Inc.	4,430	170,732
*	Nuvelo, Inc.	143	239
*	NxStage Medical, Inc.	4,300	25,456
*	Odyssey Healthcare, Inc.	2,950	25,783
	Omnicare, Inc.	11,400	239,172
*	Omnicell, Inc.	4,100	77,900
*	Omrix Biopharmaceuticals, Inc.	2,100	50,715
* #	Onyx Pharmaceuticals, Inc.	6,700	183,044
*	OraSure Technologies, Inc.	5,500	39,270
*	Orchid Cellmark, Inc.	4,500	20,655
*	OSI Pharmaceuticals, Inc.	7,100	255,245
*	Osteotech, Inc.	2,000	8,740
	Owens & Minor, Inc.	5,000	214,850
*	Oxigene, Inc.	4,200	7,980
* #	Pain Therapeutics, Inc.	5,700	48,051
*	Palomar Medical Technologies, Inc.	2,000	26,620
*	Par Pharmaceutical Companies, Inc.	4,300	76,067
*	Parexel International Corp.	3,400	186,830
*	Patterson Companies, Inc.	16,800	591,360
*	PDI, Inc.	800	6,296
*	PDL BioPharma, Inc.	13,500	215,730

29

*	Pediatrix Medical Group, Inc.	5,700	$376,257
* #	Penwest Pharmaceuticals Co.	2,500	7,700
#	PerkinElmer, Inc.	14,960	371,307
	Perrigo Co.	12,467	416,647
	Pfizer, Inc.	792,377	17,654,160
	Pharmaceutical Products Development Service, Inc.	14,646	660,095
* #	Pharmanet Development Group, Inc.	2,550	73,516
*	Pharmion Corp.	4,400	314,996
*	Phase Forward, Inc.	5,293	84,317
*	PHC, Inc.	4,100	11,111
*	Pipex Pharmaceuticals, Inc.	400	480
*	Possis Medical, Inc.	2,900	56,318
* #	Pozen, Inc.	3,300	40,227
* #	Progenics Pharmaceuticals, Inc.	3,400	52,020
*	Prospect Medical Holdings, Inc.	1,583	5,825
*	Providence Service Corp.	1,740	49,051
* #	ProxyMed, Inc.	700	1,323
*	PSS World Medical, Inc.	8,416	147,280
	Psychemedics Corp.	688	11,352
* #	Psychiatric Solutions, Inc.	6,900	195,201
*	QuadraMed Corp.	900	1,755
#	Quest Diagnostics, Inc.	22,590	1,076,865
*	Questcor Pharmaceuticals, Inc.	9,100	40,950
*	Quidel Corp.	3,800	62,434
* #	Quigley Corp.	1,100	5,830
* #	RadNet, Inc.	4,330	35,116
*	Regeneron Pharmaceuticals, Inc.	7,800	154,206
* #	RegeneRx Biopharmaceuticals, Inc.	379	379
*	RehabCare Group, Inc.	2,300	46,000
*	Renovis, Inc.	4,100	9,717
*	Repligen Corp.	4,499	23,800
* #	Repros Therapeutics, Inc.	1,300	10,894
*	Res-Care, Inc.	4,200	90,468
*	ResMed, Inc.	9,400	380,606
*	Respironics, Inc.	9,350	614,108
*	Retractable Technologies, Inc.	1,298	1,947
* #	Rigel Pharmaceuticals, Inc.	4,400	87,208
*	Rockwell Medical Technologies, Inc.	1,400	8,904
*	RTI Biologics, Inc.	4,140	35,604
* #	Salix Pharmaceuticals, Ltd.	5,200	35,100
* #	Sangamo BioSciences, Inc.	5,500	64,350
*	Santarus, Inc.	1,700	3,060
* #	Savient Pharmaceuticals, Inc.	7,600	172,368
	Schering-Plough Corp.	188,093	4,081,618
* #	SciClone Pharmaceuticals, Inc.	6,000	12,000
* #	Sciele Pharma, Inc.	5,036	104,245
*	Seattle Genetics, Inc.	9,620	86,484
* #	Senomyx, Inc.	3,700	25,160
*	Sepracor, Inc.	12,800	274,816
*	Sequenom, Inc.	5,679	39,696
*	SeraCare Life Sciences, Inc.	208	1,092
*	SGX Pharmaceuticals, Inc.	2,500	9,925
* #	Sirona Dental Systems, Inc.	5,200	135,252
*	Somanetics Corp.	1,900	52,801
* #	Somaxon Pharmaceuticals, Inc.	2,400	11,544

30

*	Sonic Innovations, Inc.	4,200	$17,766
* #	SonoSite, Inc.	2,100	61,803
*	Spectranetics Corp.	4,000	36,000
*	Spectrum Pharmaceuticals, Inc.	3,200	8,288
*	St. Jude Medical, Inc.	41,110	1,766,908
* #	Staar Surgical Co.	1,900	4,408
* #	StemCells, Inc.	6,000	9,060
* #	Stereotaxis, Inc.	4,200	24,234
	Steris Corp.	8,800	216,656
*	Strategic Diagnostics, Inc.	3,491	15,151
	Stryker Corp.	49,230	3,205,365
* #	Sun Healthcare Group, Inc.	5,300	78,122
*	SunLink Health Systems, Inc.	100	635
*	Sunrise Senior Living, Inc.	6,698	183,391
* #	SuperGen, Inc.	7,300	20,075
* #	SurModics, Inc.	2,300	101,591
*	Symmetry Medical, Inc.	4,900	87,220
*	Synovis Life Technologies, Inc.	1,700	30,056
*	Targacept, Inc.	2,500	19,775
*	Techne Corp.	4,833	330,529
* #	Telik, Inc.	2,900	7,279
* #	Tenet Healthcare Corp.	57,600	277,056
* #	Tercica, Inc.	5,500	33,275
*	The Medicines Co.	6,600	127,116
*	Thermo Fisher Scientific, Inc.	50,416	2,819,767
*	Third Wave Technologies, Inc.	4,800	38,256
*	Thoratec Corp.	7,160	103,892
*	Titan Pharmaceuticals, Inc.	5,800	6,670
*	Torreypines Therapeutics, Inc.	3,073	5,869
* #	Trimeris, Inc.	2,800	16,828
* #	TriZetto Group, Inc.	5,400	105,408
*	U.S. Physical Therapy, Inc.	2,200	29,150
*	United Therapeutics Corp.	2,500	210,425
	UnitedHealth Group, Inc.	155,534	7,229,220
	Universal Health Services, Inc.	6,200	331,204
* #	Uroplasty, Inc.	1,745	6,544
	Utah Medical Products, Inc.	276	8,255
#	Valeant Pharmaceuticals International	9,765	134,269
*	Vanda Pharmaceuticals, Inc.	100	456
* #	Varian Medical Systems, Inc.	15,400	807,730
*	Varian, Inc.	3,800	205,770
* #	Vascular Solutions, Inc.	2,000	12,440
*	VCA Antech, Inc.	10,300	330,733
*	Vertex Pharmaceuticals, Inc.	15,500	271,250
* #	Vical, Inc.	3,667	13,971
* #	ViroPharma, Inc.	9,500	87,020
*	VistaCare, Inc.	2,100	17,997
* #	Vital Images, Inc.	1,800	28,548
	Vital Signs, Inc.	1,653	84,055
* #	Vivus, Inc.	6,900	40,434
*	Vnus Medical Technologies	2,100	39,249
*	Volcano Corp.	3,300	40,458
*	Waters Corp.	12,300	733,203
*	Watson Pharmaceuticals, Inc.	13,400	372,654
* #	WebMD Health Corp. Class A	1,200	33,432

31

*	WellPoint, Inc.	69,646	$4,880,792
	West Pharmaceutical Services, Inc.	3,995	164,993
* #	Wright Medical Group, Inc.	4,417	116,255
	Wyeth	156,778	6,838,656
* #	Xenoport, Inc.	3,100	158,627
	Young Innovations, Inc.	600	12,804
*	Zimmer Holdings, Inc.	27,048	2,036,444
*	Zoll Medical Corp.	2,700	67,176
* #	Zymogenetics, Inc.	8,300	82,917
Total Health Care			216,481,170

Industrials — (10.5%)
* #	3-D Systems Corp.	2,800	40,488
#	3M Co.	81,669	6,402,850
*	A. T. Cross Co. Class A	1,445	11,271
	A.O. Smith Corp.	2,620	95,447
	AAON, Inc.	2,250	37,147
* #	AAR Corp.	5,200	134,628
#	ABM Industries, Inc.	5,200	103,272
*	ABX Air, Inc.	2,800	8,568
*	Acco Brands Corp.	6,818	94,566
*	Accuride Corp.	4,500	32,490
	Aceto Corp.	1,500	10,515
*	Active Power, Inc.	6,350	11,430
	Actuant Corp.	7,140	191,923
	Acuity Brands, Inc.	5,052	224,359
	Administaff, Inc.	2,700	66,582
*	Aerosonic Corp.	100	495
*	AGCO Corp.	11,174	724,746
* #	Airtran Holdings, Inc.	11,500	83,030
	Alamo Group, Inc.	1,589	29,460
* #	Alaska Air Group, Inc.	4,700	114,680
	Albany International Corp. Class A	3,600	123,588
#	Alexander & Baldwin, Inc.	5,352	235,702
* #	Alliant Techsystems, Inc.	4,050	425,007
* #	Allied Defense Group, Inc.	700	5,215
*	Allied Waste Industries, Inc.	40,647	420,290
* #	Amerco, Inc.	2,700	140,697
	American Ecology Corp.	2,200	54,802
*	American Reprographics Co.	4,245	68,684
	American Science & Engineering, Inc.	1,100	59,576
* #	American Superconductor Corp.	5,104	115,299
#	American Woodmark Corp.	1,700	32,266
	Ameron International Corp.	1,200	132,444
	Ametek, Inc.	12,815	545,791
	Ampco-Pittsburgh Corp.	1,291	48,877
* #	AMR Corp.	24,000	307,440
	Angelica Corp.	1,300	21,515
	Apogee Enterprises, Inc.	3,400	52,326
* #	Applied Energetics, Inc.	3,200	7,520
	Applied Industrial Technologies, Inc.	2,475	68,409
	Applied Signal Technologies, Inc.	1,400	16,660
*	Argon ST, Inc.	3,136	50,960
#	Arkansas Best Corp.	2,500	66,775
*	Astec Industries, Inc.	3,060	115,852

32

*	Astronics Corp.	1,037	$20,481
*	Atlas Air Worldwide Holding, Inc.	2,825	142,945
	Avery Dennison Corp.	11,685	599,674
*	Avis Budget Group, Inc.	11,696	133,685
*	Axsys Technologies, Inc.	1,500	66,000
* #	AZZ, Inc.	1,400	49,588
	B.F. Goodrich Co.	15,502	918,183
#	Badger Meter, Inc.	1,900	72,523
*	Baker (Michael) Corp.	1,199	34,531
	Baldor Electric Co.	5,900	169,153
*	Baldwin Technology Co., Inc. Class A	2,868	7,485
	Barnes Group, Inc.	6,950	158,043
	Barrett Business Services, Inc.	1,900	30,780
* #	BE Aerospace, Inc.	11,600	397,880
	Belden, Inc.	5,900	231,870
* #	Blount International, Inc.	5,600	66,808
#	BlueLinx Holdings, Inc.	3,400	18,496
	Boeing Co.	90,420	7,485,872
	Brady Co. Class A	6,420	196,324
	Briggs & Stratton Corp.	6,576	117,513
*	BTU International, Inc.	1,200	12,864
	Bucyrus International, Inc.	4,579	457,351
* #	Builders FirstSource, Inc.	4,300	28,509
	Burlington Northern Santa Fe Corp.	42,215	3,705,633
#	C&D Technologies, Inc.	4,600	25,116
	C.H. Robinson Worldwide, Inc.	20,770	1,054,493
*	Cano Petroleum, Inc.	5,800	37,990
	Carlisle Companies, Inc.	7,700	281,281
#	Cascade Corp.	1,500	67,200
*	Casella Waste Systems, Inc. Class A	3,200	31,648
	Caterpillar, Inc.	73,210	5,295,279
* #	CBIZ, Inc.	7,800	69,420
	CDI Corp.	2,500	56,875
*	CECO Environmental Corp.	2,100	19,068
*	Celadon Group, Inc.	3,250	29,250
* #	Cenveo, Inc.	6,400	96,256
* #	Ceradyne, Inc.	3,275	101,885
*	Chart Industries, Inc.	3,400	116,654
	Chase Corp.	300	7,080
*	ChoicePoint, Inc.	8,885	430,034
	Cintas Corp.	18,510	532,718
	CIRCOR International, Inc.	2,404	109,502
#	Clarcor, Inc.	6,220	222,676
* #	Clean Harbors, Inc.	2,500	153,800
*	Columbus McKinnon Corp.	2,740	78,474
	Comfort Systems USA, Inc.	5,689	67,699
*	Commercial Vehicle Group, Inc.	2,400	22,464
*	COMSYS IT Partners, Inc.	2,000	18,840
* #	Consolidated Graphics, Inc.	1,800	95,742
* #	Continental Airlines, Inc.	10,600	256,308
	Con-way, Inc.	5,630	255,095
	Cooper Industries, Ltd.	12,900	540,897
*	Copart, Inc.	10,999	458,218
	Corporate Executive Board Co.	4,300	174,623
*	Corrections Corp. of America	15,700	421,702

33

* #	CoStar Group, Inc.	2,500	$103,800
* #	Covanta Holding Corp.	19,210	550,943
*	Covenant Transport Group Class A	100	787
*	CPI Aerostructures, Inc.	1,400	11,816
*	CRA International, Inc.	1,500	56,970
	Crane Co.	7,300	300,979
* #	Crocs, Inc.	9,100	221,312
	CSX Corp.	49,950	2,423,574
	Cubic Corp.	3,600	92,052
	Cummins, Inc.	24,904	1,254,664
	Curtiss-Wright Corp.	5,630	236,798
	Danaher Corp.	38,720	2,871,088
	Deere & Co.	52,448	4,469,094
* #	Delta Air Lines, Inc.	31,800	424,530
	Deluxe Corp.	6,090	126,855
	Diamond Management & Technology Consultants, Inc.	3,500	20,755
* #	Document Securities Systems, Inc.	1,600	7,200
* #	Dollar Thrifty Automotive Group, Inc.	1,600	22,976
	Donaldson Co., Inc.	10,900	459,544
* #	Double Eagle Petroleum Co.	1,042	17,631
	Dover Corp.	25,154	1,044,143
	DRS Technologies, Inc.	5,120	287,181
*	Ducommun, Inc.	1,300	36,049
* #	DXP Enterprises, Inc.	900	33,642
*	Dynamex, Inc.	1,200	27,744
	Dynamic Materials Corp.	1,400	79,786
	Eagle Bulk Shipping, Inc.	5,000	133,150
	Eastern Co.	600	10,140
	Eaton Corp.	17,969	1,448,840
	Electro Rent Corp.	3,600	46,728
*	EMCOR Group, Inc.	7,300	175,857
	Emerson Electric Co.	94,980	4,840,181
	Encore Wire Corp.	3,200	53,600
* #	Energy Conversion Devices, Inc.	5,400	143,478
* #	Energy Focus, Inc.	2,200	11,154
*	EnerSys	6,800	156,332
* #	ENGlobal Corp.	3,300	30,492
	Ennis, Inc.	3,200	51,072
*	EnPro Industries, Inc.	2,476	73,116
	Equifax, Inc.	15,890	543,756
*	ESCO Technologies, Inc.	3,436	113,594
*	Esterline Technologies Corp.	4,015	210,386
* #	Evergreen Solar, Inc.	13,100	125,891
* #	Exide Technologies	8,400	85,848
#	Expeditors International of Washington, Inc.	25,166	989,527
*	Exponent, Inc.	2,100	61,110
* #	ExpressJet Holdings, Inc.	4,000	9,720
	Fastenal Co.	16,636	676,420
	Federal Signal Corp.	4,600	55,522
	FedEx Corp.	35,400	3,119,802
* #	Flanders Corp.	3,983	25,093
*	Flow International Corp.	4,100	30,217
	Flowserve Corp.	7,000	762,300
	Fluor Corp.	10,153	1,413,805
	Forward Air Corp.	3,380	99,203

34

	Franklin Electric Co., Inc.	3,100	$102,238
	Freightcar America, Inc.	1,500	60,120
* #	FTI Consulting, Inc.	5,925	376,237
* #	FuelCell Energy, Inc.	7,800	55,848
*	Furmanite Corp.	4,200	46,116
	G & K Services, Inc. Class A	2,900	110,954
*	Gardner Denver Machinery, Inc.	7,191	265,420
	GATX Corp.	5,300	190,694
* #	Gehl Co.	800	12,824
#	Gencorp, Inc.	6,446	67,038
*	General Cable Corp.	6,530	403,032
#	General Dynamics Corp.	48,950	4,006,557
	General Electric Co.	1,179,489	39,088,265
*	Genesee & Wyoming, Inc.	4,325	134,075
*	GeoEye, Inc.	2,126	64,226
*	GeoPetro Resources Co.	3,000	8,910
*	Global Cash Access, Inc.	9,600	50,592
#	Gorman-Rupp Co.	2,118	57,821
*	GP Strategies Corp.	2,286	21,374
	Graco, Inc.	7,325	254,251
*	Graftech International, Ltd.	12,888	206,466
	Granite Construction, Inc.	4,700	141,893
#	Greenbrier Companies, Inc.	1,500	39,420
*	Griffon Corp.	3,400	30,090
	Hardinge, Inc.	1,430	17,746
	Harsco Corp.	10,488	592,467
*	Hawaiian Holdings, Inc.	5,200	27,040
#	Healthcare Services Group, Inc.	5,402	106,852
#	Heartland Express, Inc.	12,358	172,765
#	Heico Corp.	1,500	65,700
	Heico Corp. Class A	2,090	76,055
#	Heidrick & Struggles International, Inc.	2,100	71,883
	Herman Miller, Inc.	7,100	211,793
*	Hexcel Corp.	12,000	242,280
*	Hill International, Inc.	4,300	54,825
#	Hi-Shear Technology Corp.	1,200	13,500
#	HNI Corp.	4,500	133,020
	Honeywell International, Inc.	89,630	5,157,310
	Horizon Lines, Inc. Class A	4,190	84,512
*	HQ Sustainable Maritime Industries, Inc.	1,000	13,300
* #	Hub Group, Inc. Class A	4,600	137,954
	Hubbell, Inc. Class A	54	2,682
	Hubbell, Inc. Class B	6,400	290,368
*	Hudson Highland Group, Inc.	2,720	20,264
*	Hurco Companies, Inc.	900	39,798
*	Huron Consulting Group, Inc.	2,350	124,691
*	Huttig Building Products, Inc.	2,100	6,258
*	ICT Group, Inc.	1,400	12,026
	IDEX Corp.	10,580	319,093
*	IHS, Inc.	6,100	376,065
*	II-VI, Inc.	3,700	121,138
#	IKON Office Solutions, Inc.	15,764	112,240
	Illinois Tool Works, Inc.	66,021	3,239,650
*	Industrial Distribution Group, Inc.	100	978
* #	Innovative Solutions & Support, Inc.	1,900	17,195

35

* #	Insituform Technologies, Inc. Class A	3,000	$41,910
#	Insteel Industries, Inc.	2,600	28,002
* #	Integrated Electrical Services, Inc.	2,000	34,520
* #	InterDigital, Inc.	5,400	93,906
*	Interline Brands, Inc.	4,328	76,909
* #	Intersections, Inc.	2,400	19,656
	ITT Industries, Inc.	22,165	1,246,560
	J.B. Hunt Transport Services, Inc.	16,200	443,394
* #	Jacobs Engineering Group, Inc.	14,823	1,190,139
* #	JetBlue Airways Corp.	15,600	85,020
	Joy Global, Inc.	13,015	863,806
*	Kadant, Inc.	900	22,590
	Kaman Corp. Class A	3,500	84,000
* #	Kansas City Southern	9,940	355,852
	Kaydon Corp.	3,616	154,439
* #	KBR, Inc.	28,301	943,272
	Kelly Services, Inc. Class A	2,911	55,920
*	Kenexa Corp.	3,300	66,858
	Kennametal, Inc.	9,708	294,832
*	Key Technology, Inc.	844	29,802
*	Kforce, Inc.	4,800	41,040
* #	Kirby Corp.	6,800	306,544
#	Knight Transportation, Inc.	10,606	156,863
	Knoll, Inc.	5,600	78,848
*	Korn/Ferry International	6,300	106,218
*	K-Tron International, Inc.	458	53,462
	L-3 Communications Holdings, Inc.	15,392	1,636,016
*	LaBarge, Inc.	2,598	33,878
*	Ladish Co., Inc.	1,800	64,260
	Landstar Systems, Inc.	6,500	301,470
	Lawson Products, Inc.	200	5,080
*	Layne Christensen Co.	2,630	105,305
*	Learning Tree International, Inc.	2,492	33,542
*	LECG Corp.	3,300	31,350
	Lennox International, Inc.	8,000	301,120
	Lincoln Electric Holdings, Inc.	5,371	360,609
	Lindsay Corp.	1,500	117,930
*	LMI Aerospace, Inc.	2,000	38,060
	Lockheed Martin Corp.	47,910	4,944,312
	LSI Industries, Inc.	2,625	34,886
*	Lydall, Inc.	600	6,114
* #	M&F Worldwide Corp.	2,000	74,060
*	Mac-Gray Corp.	400	4,624
*	Magnetek, Inc.	5,200	17,732
*	MAIR Holdings, Inc.	700	2,996
#	Manpower, Inc.	10,191	577,830
*	Marten Transport, Ltd.	2,939	42,586
	Masco Corp.	28,600	534,534
	McGrath Rentcorp.	2,934	61,438
*	Mesa Air Group, Inc.	2,400	5,808
	Met-Pro Corp.	2,060	22,392
*	Mettler Toledo International, Inc.	3,900	381,030
* #	MFRI, Inc.	1,091	17,674
* #	Microvision, Inc.	7,300	18,396
* #	Middleby Corp.	2,000	136,000

36

* #	Milacron, Inc.	300	$885
*	Miller Industries, Inc.	1,500	17,340
	Mine Safety Appliances Co.	4,400	176,484
* #	Mobile Mini, Inc.	4,960	92,306
* #	Monster Worldwide, Inc.	14,900	396,191
*	Moog, Inc. Class A	5,125	210,330
*	Moog, Inc. Class B	116	4,802
	MSC Industrial Direct Co., Inc. Class A	5,241	212,680
*	MTC Technologies, Inc.	1,900	45,030
	Mueller Industries, Inc.	4,285	123,108
	Mueller Water Products, Inc. Class B	6,445	56,136
	Multi-Color Corp.	1,543	33,360
	NACCO Industries, Inc. Class A	800	64,840
*	National Technical Systems, Inc.	1,200	7,464
*	Navigant Consulting, Inc.	5,300	86,443
*	NCI Building Systems, Inc.	2,400	72,816
	Nordson Corp.	4,109	211,162
	Norfolk Southern Corp.	46,985	2,485,037
* #	North America Galvanizing & Coatings, Inc.	1,350	7,641
	Northrop Grumman Corp.	41,188	3,237,789
*	Northwest Airlines Corp.	5,700	76,551
*	NuCo2, Inc.	1,700	46,971
* #	Odyssey Marine Exploration, Inc.	5,100	24,990
*	Old Dominion Freight Line, Inc.	4,486	122,243
#	Omega Flex, Inc.	1,000	15,000
*	On Assignment, Inc.	4,000	24,760
*	Orbital Sciences Corp.	7,200	155,880
	Oshkosh Truck Corp. Class B	9,540	382,268
* #	Owens Corning, Inc.	10,902	205,612
*	P.A.M. Transportation Services, Inc.	1,300	18,850
#	Paccar, Inc.	42,190	1,830,202
	Pall Corp.	14,979	589,723
	Parker Hannifin Corp.	20,203	1,305,720
*	Park-Ohio Holdings Corp.	1,300	26,871
*	Patriot Transportation Holding, Inc.	25	1,938
*	Peerless Manufacturing Co.	500	16,250
	Pentair, Inc.	11,504	375,260
*	Perini Corp.	3,200	119,936
*	PHH Corp.	2,958	59,870
*	Pike Electric Corp.	4,100	53,013
* #	Pinnacle Airlines Corp.	2,100	23,541
	Pitney Bowes, Inc.	24,775	886,449
*	Plug Power, Inc.	3,200	9,632
	Portec Rail Products, Inc.	1,080	11,372
*	Powell Industries, Inc.	1,600	60,992
*	Power-One, Inc.	10,900	28,340
	Precision Castparts Corp.	16,734	1,847,266
* #	Protection One, Inc.	2,518	22,058
*	Quality Distribution, Inc.	2,104	6,459
*	Quanta Services, Inc.	21,612	516,095
	Quixote Corp.	1,000	14,050
	R. R. Donnelley & Sons Co.	27,642	879,845
#	Raven Industries, Inc.	2,048	59,965
	Raytheon Co.	53,100	3,443,004
*	RBC Bearings, Inc.	2,700	90,720

37

*	RCM Technologies, Inc.	1,300	$6,903
	Regal-Beloit Corp.	3,900	143,988
*	Republic Airways Holdings, Inc.	5,300	103,615
	Republic Services, Inc.	22,900	699,137
	Resources Connection, Inc.	5,900	94,990
	Robbins & Myers, Inc.	4,200	143,010
	Robert Half International, Inc.	16,600	447,370
	Rockwell Automation, Inc.	18,447	1,009,235
	Rockwell Collins, Inc.	21,300	1,254,570
	Rollins, Inc.	12,620	222,743
#	Roper Industries, Inc.	10,930	616,452
*	Rush Enterprises, Inc. Class A	3,300	48,906
*	Rush Enterprises, Inc. Class B	400	5,912
	Ryder System, Inc.	6,216	358,104
*	Saia, Inc.	750	10,837
	Schawk, Inc.	3,499	55,109
*	School Specialty, Inc.	2,700	82,404
*	Shaw Group, Inc.	9,900	637,362
*	SIFCO Industries, Inc.	400	5,424
#	Simpson Manufacturing Co., Inc.	5,400	129,384
	Skywest, Inc.	8,680	192,002
*	SL Industries, Inc.	956	18,929
	Southwest Airlines Co.	86,173	1,056,481
*	Sparton Corp.	200	956
*	Spherion Corp.	3,400	22,032
* #	Spire Corp.	1,300	20,709
	SPX Corp.	6,639	679,170
*	Standard Parking Corp.	2,600	52,832
	Standard Register Co.	2,800	23,940
	Standex International Corp.	1,422	27,032
	Steelcase, Inc. Class A	10,798	153,116
*	Stericycle, Inc.	10,500	565,845
*	Sterling Construction Co., Inc.	1,000	20,110
	Sun Hydraulics, Inc.	1,990	43,243
*	Superior Essex, Inc.	2,600	73,788
* #	Synutra International, Inc.	900	24,183
	Sypris Solutions, Inc.	3,211	15,445
#	TAL International Group, Inc.	4,578	95,543
*	Taleo Corp. Class A	2,600	49,556
* #	Taser International, Inc.	9,900	111,573
*	Team, Inc.	2,100	64,029
	Tecumseh Products Co. Class A	900	19,062
*	Teledyne Technologies, Inc.	4,200	186,480
	Teleflex, Inc.	4,900	277,095
*	TeleTech Holdings, Inc.	8,200	185,074
	Tennant Co.	2,400	86,592
*	Terex Corp.	11,600	782,420
*	Tetra Tech, Inc.	7,565	142,752
	Textron, Inc.	30,104	1,630,734
*	The Advisory Board Co.	2,100	116,697
	The Brink’s Co.	5,900	394,887
	The Dun & Bradstreet Corp.	6,620	578,191
*	The Geo Group, Inc.	6,700	178,823
	The Manitowoc Co., Inc.	15,220	620,063
*	Thomas & Betts Corp.	6,852	275,108

38

	Thomas Group, Inc.	900	$3,069
	Timken Co.	12,235	368,641
#	Titan International, Inc.	3,600	122,364
	Todd Shipyards Corp.	700	11,816
#	Toro Co.	4,540	218,737
*	Trailer Bridge, Inc.	1,489	15,977
	Trane, Inc.	23,200	1,045,160
* #	TransDigm Group, Inc.	6,086	236,502
* #	TRC Companies, Inc.	3,000	15,210
	Tredegar Industries, Inc.	4,360	68,932
* #	Trex Co., Inc.	2,100	16,380
	Trinity Industries, Inc.	9,550	269,023
	Triumph Group, Inc.	600	33,954
*	TrueBlue, Inc.	5,700	71,193
* #	TurboChef Technologies, Inc.	3,600	30,600
	Twin Disc, Inc.	1,200	24,312
*	U.S. Home Systems, Inc.	1,400	6,286
	UAL Corp.	13,050	395,415
	UAP Holding Corp.	500	19,250
* #	Ultralife Batteries, Inc.	2,100	29,631
	Union Pacific Corp.	31,606	3,943,165
	United Parcel Service, Inc.	80,500	5,654,320
*	United Rentals, Inc.	8,500	170,850
* #	United Stationers, Inc.	3,800	187,568
	United Technologies Corp.	119,590	8,432,291
	Universal Forest Products, Inc.	1,400	38,892
* #	Universal Security Instruments, Inc.	400	2,612
* #	UQM Technologies, Inc.	2,500	5,450
*	URS Corp.	10,100	406,828
*	US Airways Group, Inc.	783	9,709
*	USA Truck, Inc.	1,100	14,597
* #	USG Corp.	8,720	296,742
#	Valmont Industries, Inc.	3,300	263,670
*	Veri-Tek International Corp.	1,533	8,416
*	Versar, Inc.	1,500	8,925
	Viad Corp.	2,550	88,408
#	Vicor Corp.	3,500	42,455
*	Volt Information Sciences, Inc.	1,800	28,926
	VSE Corp.	800	25,400
	W.W. Grainger, Inc.	9,652	710,966
	Wabash National Corp.	3,000	23,700
	Wabtec Corp.	6,100	211,121
	Walter Industries, Inc.	6,200	338,706
*	Waste Connections, Inc.	8,890	269,900
	Waste Industries USA, Inc.	1,700	62,203
	Waste Management, Inc.	54,568	1,791,467
#	Watsco, Inc. Class A	3,300	125,400
	Watson Wyatt & Co. Holdings	5,300	281,165
#	Watts Water Technologies, Inc.	3,000	83,160
*	WCA Waste Corp.	2,700	16,470
#	Werner Enterprises, Inc.	8,241	146,607
* #	WESCO International, Inc.	4,900	196,000
*	Westaff, Inc.	1,500	6,090
#	Western Refining, Inc.	2,100	41,832
	Woodward Governor Co.	7,800	222,846
* #	YRC Worldwide, Inc.	6,800	93,568
Total Industrials			205,910,034

39

Information Technology — (13.6%)
*	3Com Corp.	36,273	$119,338
*	Acacia Research-Acacia Technologies	3,410	22,267
* #	Access Integrated Technologies, Inc.	2,400	5,664
* #	ACI Worldwide, Inc.	3,900	68,874
*	Actel Corp.	2,800	33,180
*	ActivIdentity Corp.	5,900	18,113
*	Activision, Inc.	33,858	922,630
*	Actuate Corp.	7,600	36,480
	Acxiom Corp.	4,500	57,195
*	Adaptec, Inc.	15,395	40,797
*	ADC Telecommunications, Inc.	12,715	173,814
*	ADDvantage Technologies Group, Inc.	500	2,125
*	Adept Technology, Inc.	700	6,384
*	Adobe Systems, Inc.	68,665	2,310,577
	Adtran, Inc.	8,128	149,718
* #	Advanced Analogic Technologies, Inc.	6,028	39,182
*	Advanced Energy Industries, Inc.	5,300	67,946
* #	Advanced Micro Devices, Inc.	50,800	366,268
*	Advent Software, Inc.	3,400	152,796
* #	Aehr Test Systems	1,675	12,227
*	Aetrium, Inc.	500	2,345
*	Affiliated Computer Services, Inc. Class A	8,000	406,000
*	Agilent Technologies, Inc.	44,611	1,365,543
	Agilysys, Inc.	2,000	25,340
*	Airspan Networks, Inc.	4,900	5,635
*	Akamai Technologies, Inc.	27,400	963,384
* #	Alliance Data Systems Corp.	9,900	501,237
	Altera Corp.	37,000	633,070
*	American Commercial Lines, Inc.	1,670	28,390
	American Software, Inc. Class A	2,400	20,400
*	AMIS Holdings, Inc.	11,400	77,748
*	Amkor Technology, Inc.	20,827	243,884
	Amphenol Corp.	22,200	820,734
*	Amtech Systems, Inc.	1,300	16,211
* #	Anadigics, Inc.	7,600	53,504
	Analog Devices, Inc.	36,400	979,888
*	Anaren, Inc.	2,000	25,280
*	Anixter International, Inc.	4,600	300,794
*	Ansoft Corp.	3,000	72,960
*	Answerthink, Inc.	5,500	22,275
*	Ansys, Inc.	9,830	367,347
* #	Apple, Inc.	105,644	13,207,613
	Applied Materials, Inc.	151,310	2,900,613
* #	Applied Micro Circuits Corp.	6,625	49,224
* #	Ariba, Inc.	10,400	92,768
*	Arris Group, Inc.	16,461	94,651
*	Arrow Electronics, Inc.	15,255	497,466
*	Art Technology Group, Inc.	16,600	56,108
* #	Aspen Technology, Inc.	10,200	114,240
*	Asyst Technologies, Inc.	5,400	19,008
* #	Atheros Communications	7,151	173,912

40

	Atlantic Tele-Network, Inc.	1,900	$58,425
*	Atmel Corp.	57,507	186,898
*	ATMI, Inc.	4,600	125,764
*	Autobytel, Inc.	4,600	12,420
*	Autodesk, Inc.	27,180	845,026
	Automatic Data Processing, Inc.	62,517	2,497,554
	Avici Systems, Inc.	1,700	13,039
* #	Avid Technology, Inc.	4,986	121,509
*	Aviza Technology, Inc.	2,600	2,431
*	Avnet, Inc.	18,803	633,849
*	Avocent Corp.	5,646	94,458
	AVX Corp.	21,040	263,842
*	Aware, Inc.	3,300	13,167
* #	Axcelis Technologies, Inc.	12,900	74,175
*	AXT, Inc.	5,700	31,464
* #	Bankrate, Inc.	2,300	97,198
*	BEA Systems, Inc.	44,350	845,754
*	BearingPoint, Inc.	20,400	33,048
	Bel Fuse, Inc. Class A	173	5,422
	Bel Fuse, Inc. Class B	1,440	39,269
*	Bell Microproducts, Inc.	600	2,010
*	Benchmark Electronics, Inc.	7,301	122,657
	Black Box Corp.	2,316	71,796
	Blackbaud, Inc.	5,400	141,156
* #	Blackboard, Inc.	3,530	101,558
*	Blue Coat Systems, Inc.	4,133	97,043
* #	BMC Software, Inc.	25,600	826,368
*	Bookham, Inc.	11,900	17,374
*	Borland Software Corp.	10,100	19,695
*	Bottomline Technologies, Inc.	3,000	38,520
*	Brightpoint, Inc.	10,917	112,882
*	Broadcom Corp.	53,800	1,017,358
	Broadridge Financial Solutions, Inc.	17,405	333,306
*	Brocade Communications Systems, Inc.	50,725	390,075
*	Brooks Automation, Inc.	9,478	95,538
*	BSQUARE Corp.	1,900	8,208
	CA, Inc.	62,240	1,424,051
*	Cabot Microelectronics Corp.	3,200	107,168
*	CACI International, Inc. Class A	4,035	176,168
*	Cadence Design Systems, Inc.	33,800	358,956
*	CalAmp Corp.	1,100	3,003
*	California Micro Devices Corp.	3,200	10,240
*	Callidus Software, Inc.	3,130	15,368
*	CallWave, Inc.	2,080	5,283
	CAM Commerce Solutions, Inc.	400	15,072
*	Captaris, Inc.	4,088	14,185
*	Cascade Microtech, Inc.	2,100	16,107
*	Catalyst Semiconductor, Inc.	2,500	10,025
*	Catapult Communications Corp.	1,355	8,455
*	CEVA, Inc.	3,300	28,149
*	Checkpoint Systems, Inc.	5,300	128,260
*	Cherokee International Corp.	1,757	3,778
*	Chordiant Software, Inc.	3,560	20,506
*	Ciber, Inc.	1,500	6,900
*	Ciena Corp.	10,217	263,905

41

*	Cirrus Logic, Inc.	11,800	$60,652
*	Cisco Sytems, Inc.	729,680	17,782,302
*	Citrix Systems, Inc.	21,336	702,594
*	CMGI, Inc.	4,785	54,980
* #	CNET Networks, Inc.	19,735	143,276
* #	Cogent, Inc.	11,500	115,000
	Cognex Corp.	5,795	112,017
*	Cognizant Technology Solutions Corp.	35,890	1,084,237
	Cohu, Inc.	2,700	42,228
* #	CommScope, Inc.	7,693	322,183
*	Computer Sciences Corp.	21,093	916,491
*	Compuware Corp.	36,116	287,483
* #	Comtech Telecommunications Corp.	2,900	125,802
* #	Concur Technologies, Inc.	5,350	156,434
* #	Convera Corp.	7,900	15,010
*	Convergys Corp.	15,700	226,708
	Corning, Inc.	184,788	4,292,625
*	CPI International, Inc.	2,100	21,840
*	Credence Systems Corp.	9,700	13,774
* #	Cree, Inc.	10,530	325,377
*	CSG Systems International, Inc.	5,300	60,155
	CTS Corp.	800	7,760
*	Cyberoptics Corp.	1,497	15,599
*	Cybersource Corp.	8,463	123,644
*	Cymer, Inc.	4,100	116,153
* #	Cypress Semiconductor Corp.	19,898	432,583
#	Daktronics, Inc.	5,100	88,128
*	Datalink Corp.	800	3,240
	Dataram Corp.	175	574
*	DealerTrack Holdings, Inc.	5,190	106,239
*	Dell, Inc.	264,283	5,246,018
#	Diebold, Inc.	7,800	188,136
*	Digi International, Inc.	3,300	34,749
*	Digimarc Corp.	3,229	28,964
* #	Digital River, Inc.	4,900	159,887
*	Diodes, Inc.	5,000	112,850
* #	Ditech Networks, Inc.	5,100	13,923
*	Dolby Laboratories, Inc.	6,130	271,252
*	Dot Hill Systems Corp.	5,900	21,122
*	DSP Group, Inc.	3,300	38,280
*	DST Systems, Inc.	7,500	526,950
* #	DTS, Inc.	2,300	55,959
*	Dycom Industries, Inc.	5,033	57,578
*	Dynamics Research Corp.	1,200	11,592
* #	EarthLink, Inc.	14,200	102,666
* #	eBay, Inc.	163,585	4,312,101
*	Ebix, Inc.	369	28,044
* #	Echelon Corp.	5,100	57,273
*	EchoStar Holding Corp. Series A	4,734	189,644
*	EDGAR Online, Inc.	1,900	5,101
*	Edgewater Technology, Inc.	1,300	7,800
*	EFJ, Inc.	2,700	3,645
*	Electro Scientific Industries, Inc.	3,324	53,816
* #	Electroglas, Inc.	1,500	2,580
*	Electronic Arts, Inc.	38,100	1,801,749

42

	Electronic Data Systems Corp.	64,250	$1,112,810
*	Electronics for Imaging, Inc.	7,600	114,456
* #	Elixir Gaming Technologies, Inc.	13,000	37,960
* #	eLoyalty Corp.	1,000	10,250
* #	EMC Corp.	255,329	3,967,813
* #	EMCORE Corp.	5,664	62,587
*	EMS Technologies, Inc.	1,900	54,701
*	Emulex Corp.	11,150	165,912
*	Endwave Corp.	1,400	9,800
*	Entegris, Inc.	16,312	115,000
*	Entorian Technologies, Inc.	5,200	7,332
*	Entrust, Inc.	7,000	17,570
*	Epicor Software Corp.	6,944	76,870
*	EPIQ Systems, Inc.	4,700	63,920
* #	Equinix, Inc.	4,510	312,769
*	eSpeed, Inc.	3,478	40,380
* #	Euronet Worldwide, Inc.	6,630	143,208
* #	Exar Corp.	100	786
*	Excel Technology, Inc.	1,600	41,248
*	Extreme Networks, Inc.	11,900	35,819
*	F5 Networks, Inc.	9,500	210,520
	Factset Research Systems, Inc.	6,050	318,472
	Fair Isaac Corp.	6,435	149,292
*	Fairchild Semiconductor Corp. Class A	14,934	166,514
* #	FalconStor Software, Inc.	6,200	51,584
*	Faro Technologies, Inc.	2,330	76,308
* #	FEI Co.	3,900	79,521
	Fidelity National Information Services, Inc.	26,126	1,083,968
* #	Finisar Corp.	35,300	56,833
* #	Fiserv, Inc.	21,300	1,120,806
*	Flir Systems, Inc.	16,700	475,282
*	FormFactor, Inc.	6,000	107,580
*	Forrester Research, Inc.	3,000	79,920
* #	FortuNet, Inc.	700	4,809
*	Foundry Networks, Inc.	19,493	231,382
	Frequency Electronics, Inc.	1,300	11,167
*	FSI International, Inc.	2,300	3,749
*	Gartner Group, Inc.	13,900	262,849
*	Gerber Scientific, Inc.	3,100	26,970
	Gevity HR, Inc.	2,800	19,544
	Global Payments, Inc.	9,871	391,583
*	Goldleaf Financial Solutions, Inc.	1,800	4,788
*	Google, Inc.	28,300	13,334,394
*	Greenfield Online, Inc.	3,780	51,143
*	GSE Systems, Inc.	2,000	20,600
*	GTSI Corp.	200	1,644
*	Guidance Software, Inc.	2,293	24,719
*	Harmonic, Inc.	11,300	100,683
	Harris Corp.	15,900	776,397
*	Harris Stratex Networks, Inc. Class A	2,675	26,857
*	Hauppauge Digital, Inc.	500	2,150
#	Heartland Payment Systems, Inc.	4,400	96,932
	Henry Jack & Associates, Inc.	11,050	260,007
* #	Hewitt Associates, Inc. Class A	11,999	473,481
	Hewlett-Packard Co.	335,500	16,026,835

43

*	hi/fn, Inc.	1,200	$6,588
*	Hittite Microwave Corp.	3,920	129,791
*	Hutchinson Technology, Inc.	3,300	55,440
*	Hypercom Corp.	7,086	26,289
* #	I.D. Systems, Inc.	1,087	7,761
* #	i2 Technologies, Inc.	1,400	18,200
	iBasis, Inc.	5,538	22,484
*	iGATE Capital Corp.	7,000	55,440
* #	Ikanos Communications	1,100	5,016
* #	I-many, Inc.	7,975	22,171
	Imation Corp.	2,300	51,865
#	Imergent, Inc.	1,500	16,500
* #	Immersion Corp.	3,300	27,819
*	InFocus Corp.	300	537
*	Informatica Corp.	11,100	193,806
	InfoSpace, Inc.	4,300	43,817
	infoUSA, Inc.	7,300	55,553
*	Ingram Micro, Inc.	20,410	311,661
*	Innodata Isogen, Inc.	4,054	22,297
*	Insight Enterprises, Inc.	5,435	95,276
	Integral Systems, Inc.	1,300	31,642
*	Integrated Device Technology, Inc.	21,924	183,942
*	Integrated Silicon Solution, Inc.	1,255	7,492
	Intel Corp.	696,628	13,897,729
* #	Intelli-Check, Inc.	2,172	6,733
*	Interactive Intelligence, Inc.	2,300	32,798
* #	Intermec, Inc.	6,900	152,076
*	Internap Network Services Corp.	5,200	36,400
	International Business Machines Corp.	163,450	18,610,417
*	International Rectifier Corp.	8,475	192,976
*	Internet Capital Group, Inc.	3,900	33,930
*	Interphase Corp.	1,500	8,550
	Intersil Corp.	16,400	381,628
*	Intervoice, Inc.	5,200	36,764
*	Interwoven, Inc.	5,750	77,913
*	Intest Corp.	500	1,070
*	Intevac, Inc.	2,400	30,816
*	IntriCon Corp.	800	5,464
*	Intuit, Inc.	39,200	1,041,152
*	Iomega Corp.	7,600	23,180
* #	iPass, Inc.	7,600	21,128
*	iPCS, Inc.	2,100	39,837
*	Iron Mountain, Inc.	23,467	705,887
*	Iteris, Inc.	2,900	7,830
*	Itron, Inc.	3,820	364,161
*	Ixia	9,600	72,096
*	IXYS Corp.	3,820	26,931
*	j2 Global Communications, Inc.	5,700	122,664
	Jabil Circuit, Inc.	22,200	286,824
*	JDA Software Group, Inc.	3,800	64,866
* #	JDS Uniphase Corp.	25,163	330,893
* #	Juniper Networks, Inc.	63,004	1,689,767
*	Jupitermedia Corp.	700	2,303
	Keithley Instruments, Inc.	1,800	16,290
*	Kemet Corp.	3,400	16,864

44

*	Key Tronic Corp.	500	$1,590
	KLA-Tencor Corp.	21,600	907,416
*	Kopin Corp.	9,259	25,184
*	Kratos Defense & Security Solutions, Inc.	9,870	17,963
*	Kulicke & Soffa Industries, Inc.	6,100	31,415
*	KVH Industries, Inc.	2,400	20,832
* #	L-1 Identity Solutions, Inc.	9,510	113,740
* #	Lam Research Corp.	14,500	583,480
*	LaserCard Corp.	1,600	14,848
*	Lattice Semiconductor Corp.	9,400	24,252
* #	Lawson Software, Inc.	23,602	184,096
*	LeCroy Corp.	2,300	18,147
*	Lexmark International, Inc.	9,200	303,876
#	Linear Technology Corp.	26,400	731,544
*	Lionbridge Technologies, Inc.	6,100	21,655
*	Littlefuse, Inc.	3,100	96,627
*	Logility, Inc.	500	5,460
*	LoJack Corp.	2,500	31,200
* #	LookSmart, Ltd.	3,300	11,913
*	Loral Space & Communications, Inc.	2,700	65,502
*	LSI Corp.	91,324	460,273
* #	LTX Corp.	6,650	21,613
* #	Lumera Corp.	2,700	6,426
* #	Luna Innovations, Inc.	700	4,725
* #	Macrovision Corp.	5,630	86,083
*	Magma Design Automation, Inc.	5,300	52,046
*	Management Network Group, Inc.	3,500	7,490
*	Manatron, Inc.	500	5,760
*	Manhattan Associates, Inc.	3,200	70,592
*	ManTech International Corp. Class A	2,740	120,779
#	Marchex, Inc. Class B	3,800	33,554
*	Mastec, Inc.	7,700	67,067
*	Mattson Technology, Inc.	7,100	42,174
#	Maximus, Inc.	2,600	94,432
* #	Maxwell Technologies, Inc.	2,100	21,861
*	McAfee, Inc.	19,840	660,077
* #	MEMC Electronic Materials, Inc.	26,952	2,055,899
*	Mentor Graphics Corp.	11,600	105,560
*	Mercury Computer Systems, Inc.	2,900	18,589
*	Merix Corp.	2,500	6,800
	Mesa Laboratories, Inc.	300	7,200
*	Metavante Technologies, Inc.	9,138	198,020
	Methode Electronics, Inc.	4,900	52,185
	Micrel, Inc.	9,400	69,090
#	Microchip Technology, Inc.	23,020	708,556
*	Micron Technology, Inc.	90,211	678,387
*	Micros Systems, Inc.	10,200	326,808
* #	Microsemi Corp.	8,500	184,875
#	Microsoft Corp.	1,080,971	29,424,031
*	MicroStrategy, Inc.	1,200	79,824
*	Microtune, Inc.	7,284	36,711
* #	Midway Games, Inc.	6,400	12,800
* #	MIPS Technologies, Inc.	5,300	19,663
*	MIVA, Inc.	3,700	7,770
*	MKS Instruments, Inc.	7,700	154,693

45

* #	Mobility Electronics, Inc.	4,500	$6,120
	Mocon, Inc.	535	5,773
*	Moldflow Corp.	2,100	34,986
	Molex, Inc.	2,000	45,060
	Molex, Inc. Class A	10,546	229,586
#	MoneyGram International, Inc.	9,300	34,038
*	Monolithic Power Systems	4,200	69,888
* #	MoSys, Inc.	4,600	21,620
	Motorola, Inc.	265,545	2,647,484
*	MPS Group, Inc.	12,505	142,557
* #	MRV Communications, Inc.	9,500	15,200
*	MSC. Software Corp.	6,100	77,287
	MTS Systems Corp.	2,000	62,380
*	Multi-Fineline Electronix, Inc.	3,300	70,191
*	Nanometrics, Inc.	2,340	14,906
*	Napco Security Systems, Inc.	3,325	18,288
	National Instruments Corp.	9,916	256,428
	National Semiconductor Corp.	32,176	529,939
*	NAVTEQ Corp.	11,237	842,213
*	NCI, Inc.	700	12,404
*	NCR Corp.	23,000	509,680
* #	NeoMagic Corp.	400	528
*	NETGEAR, Inc.	4,900	106,918
* #	Netlogic Microsystems, Inc.	2,500	59,000
*	NetManage, Inc.	683	3,244
*	NetScout Systems, Inc.	4,300	39,947
* #	Network Appliance, Inc.	38,600	834,532
* #	Network Equipment Technologies, Inc.	2,600	14,820
*	Newport Corp.	4,800	50,448
	NIC, Inc.	7,700	46,354
*	Novatel Wireless, Inc.	3,700	39,146
*	Novell, Inc.	44,500	331,525
*	Novellus Systems, Inc.	14,282	315,347
*	Nu Horizons Electronics Corp.	300	1,782
*	Nuance Communications, Inc.	24,690	406,151
*	NumereX Corp. Class A	700	5,572
*	Nvidia Corp.	66,412	1,420,553
*	Omniture, Inc.	8,176	187,884
* #	OmniVision Technologies, Inc.	7,400	117,364
*	ON Semiconductor Corp.	31,000	186,000
* #	Online Resources Corp.	3,600	36,864
* #	Onvia, Inc.	1,500	11,475
#	Openwave Systems, Inc.	4,833	9,956
*	Oplink Communications, Inc.	2,800	34,804
*	OPNET Technologies, Inc.	3,000	23,880
*	Oracle Corp.	626,080	11,770,304
*	Orthovita, Inc.	7,000	20,090
*	OSI Systems, Inc.	2,200	46,530
*	Overland Storage, Inc.	500	670
*	OYO Geospace Corp.	750	36,105
*	Packeteer, Inc.	4,100	18,327
*	Palm, Inc.	12,525	81,037
*	PAR Technology Corp.	1,350	10,692
* #	Parametric Technology Corp.	14,475	221,612
	Park Electrochemical Corp.	2,540	59,817

46

* #	Parkervision, Inc.	2,700	$23,463
#	Paychex, Inc.	42,500	1,337,050
* #	PC Connection, Inc.	3,100	30,783
*	PC-Tel, Inc.	2,600	17,368
*	PDF Solutions, Inc.	3,600	20,520
	Pegasystems, Inc.	4,600	43,240
* #	Perficient, Inc.	3,600	30,420
*	Performance Technologies, Inc.	1,357	6,364
*	Pericom Semiconductor Corp.	400	5,332
*	Perot Systems Corp.	14,435	199,059
*	Pervasive Software, Inc.	2,700	10,341
*	Phoenix Technologies, Ltd.	3,700	61,087
*	Photon Dynamics, Inc.	2,000	20,700
*	Photronics, Inc.	4,300	43,301
*	Planar Systems, Inc.	2,500	11,650
	Plantronics, Inc.	6,600	124,476
* #	PLATO Learning, Inc.	2,500	9,500
* #	Plexus Corp.	6,163	152,658
*	PLX Technology, Inc.	3,466	22,390
*	PMC-Sierra, Inc.	26,700	127,893
* #	Polycom, Inc.	11,500	250,700
*	Power Integrations, Inc.	4,000	105,200
* #	Powerwave Technologies, Inc.	15,900	45,474
* #	Presstek, Inc.	4,764	22,391
* ●	Price Communications Liquidation Trust	3,605	492
*	Progress Software Corp.	5,200	148,408
	QAD, Inc.	3,700	32,338
*	QLogic Corp.	14,500	229,825
	QUALCOMM, Inc.	190,095	8,054,325
	Quality Systems, Inc.	3,300	107,514
*	Quantum Corp.	26,180	65,450
*	Quest Software, Inc.	13,500	192,105
*	QuickLogic Corp.	4,500	13,455
* #	Rackable Systems, Inc.	3,600	33,264
*	Radiant Systems, Inc.	3,800	54,264
*	RadiSys Corp.	2,660	25,297
*	Radyne Corp.	100	914
*	RAE Systems, Inc.	7,589	17,455
*	Rambus, Inc.	13,260	239,078
*	Ramtron International Corp.	4,000	15,680
*	RealNetworks, Inc.	15,400	90,090
*	Red Hat, Inc.	20,834	371,470
	Relm Wireless Corp.	800	1,800
#	Renaissance Learning, Inc.	3,300	43,428
*	RF Micro Devices, Inc.	30,716	96,755
*	RF Monolithics, Inc.	600	3,186
	Richardson Electronics, Ltd.	800	3,456
*	RightNow Technologies, Inc.	3,900	44,577
*	Rimage Corp.	1,200	27,624
*	Rofin-Sinar Technologies, Inc.	3,900	153,543
*	Rogers Corp.	2,400	76,032
*	Rudolph Technologies, Inc.	3,187	27,759
*	S1 Corp.	6,500	46,020
* #	Saba Software, Inc.	3,400	11,594
*	Safeguard Scientifics, Inc.	1,800	2,772

47

* #	Salesforce.com, Inc.	13,580	$810,998
* #	Sandisk Corp.	26,991	635,638
*	Sanmina-SCI Corp.	49,200	81,180
*	Sapient Corp.	15,600	115,128
*	SAVVIS, Inc.	5,900	114,637
*	ScanSource, Inc.	3,400	115,498
*	Scientific Learning Corp.	1,682	8,427
*	SCM Microsystems, Inc.	1,092	3,254
*	Seachange International, Inc.	2,900	17,110
*	Secure Computing Corp.	9,480	76,978
* #	Semitool, Inc.	4,900	38,514
*	Semtech Corp.	8,006	101,996
*	SI International, Inc.	1,700	42,296
* #	Sigma Designs, Inc.	3,600	106,020
* #	Sigmatel, Inc.	2,800	8,148
*	Silicon Image, Inc.	2,200	10,076
*	Silicon Laboratories, Inc.	6,900	213,555
*	Silicon Storage Technology, Inc.	8,800	24,904
*	SiRF Technology Holdings, Inc.	6,600	42,702
* #	Skyworks Solutions, Inc.	24,200	199,892
*	SM&A	2,749	17,016
* #	Smith Micro Software, Inc.	3,300	16,896
* #	Sonic Solutions, Inc.	3,834	34,621
*	SonicWALL, Inc.	8,400	69,972
* #	Sonus Networks, Inc.	30,300	100,596
* #	Sourcefire, Inc.	700	4,200
* #	SourceForge, Inc.	7,700	13,244
*	Spectrum Control, Inc.	2,000	18,020
*	SPSS, Inc.	2,500	95,075
*	SRA International, Inc.	6,020	144,480
*	SRS Labs, Inc.	2,000	8,800
* #	Standard Microsystems Corp.	3,452	97,864
	StarTek, Inc.	2,800	24,108
* #	STEC, Inc.	6,827	49,701
* #	Stratasys, Inc.	2,643	49,583
*	SumTotal Systems, Inc.	3,200	14,528
*	Sun Microsystems, Inc.	100,211	1,643,460
* #	SunPower Corp. Class A	4,600	302,312
* #	Supertex, Inc.	1,600	33,120
*	SupportSoft, Inc.	6,591	23,134
* #	Sybase, Inc.	11,460	305,065
*	Sycamore Networks, Inc.	34,004	118,674
*	Sykes Enterprises, Inc.	6,000	100,740
*	Symantec Corp.	97,223	1,637,235
*	Symmetricom, Inc.	5,300	18,126
* #	Synaptics, Inc.	3,400	91,086
* #	Synchronoss Technologies, Inc.	3,400	54,672
*	SYNNEX Corp.	4,475	93,125
*	Synopsys, Inc.	18,597	431,636
*	Synplicity, Inc.	3,700	20,535
#	Syntel, Inc.	5,000	136,150
* #	Take-Two Interactive Software, Inc.	9,020	239,030
*	Tech Data Corp.	6,930	231,116
	Technitrol, Inc.	5,875	129,309
*	TechTeam Global, Inc.	1,079	9,441

48

* #	Techwell, Inc.	2,729	$27,235
*	Tekelec	9,200	109,572
*	TeleCommunication Systems, Inc.	4,200	13,020
*	Tellabs, Inc.	50,939	335,179
*	Telular Corp.	3,800	13,376
*	Teradata Corp.	22,500	567,675
*	Teradyne, Inc.	22,200	266,178
* #	Terremark Worldwide, Inc.	6,600	33,000
*	Tessco Technologies, Inc.	876	14,270
*	Tessera Technologies, Inc.	5,835	137,473
#	Texas Instruments, Inc.	145,638	4,363,314
* #	The Knot, Inc.	3,400	39,270
	TheStreet.com, Inc.	3,800	34,428
*	Think Partnership, Inc.	600	612
*	THQ, Inc.	7,481	139,970
*	TIBCO Software, Inc.	21,900	154,395
*	Tier Technologies, Inc. Class B	500	4,025
*	TNS, Inc.	2,000	35,700
*	Tollgrade Communications, Inc.	1,200	6,624
	Total System Services, Inc.	27,158	603,722
*	Transact Technologies, Inc.	700	3,416
* #	Travelzoo, Inc.	1,300	13,130
*	Trident Microsystems, Inc.	6,400	31,936
* #	Trimble Navigation, Ltd.	15,033	411,002
* #	Triquint Semiconductor, Inc.	18,900	89,208
*	TTM Technologies, Inc.	5,900	65,018
*	Tumbleweed Communications Corp.	7,100	9,088
*	Tyler Technologies, Inc.	5,000	69,250
*	Ultimate Software Group, Inc.	3,000	81,780
*	Ultra Clean Holdings, Inc.	3,200	30,720
* #	Ultratech, Inc.	2,800	26,964
*	Unica Corp.	1,800	13,554
*	Unisys Corp.	38,678	159,740
#	United Online, Inc.	8,150	81,337
* #	Universal Display Corp.	4,660	79,406
* #	ValueClick, Inc.	12,453	240,467
*	Varian Semiconductor Equipment Associates, Inc.	9,675	326,822
* #	Veeco Instruments, Inc.	4,300	66,650
* #	VeriFone Holdings, Inc.	7,900	163,135
* #	VeriSign, Inc.	28,800	1,002,240
*	Viasat, Inc.	3,700	77,589
*	Vicon Industries, Inc.	900	4,905
* #	Video Display Corp.	1,700	13,413
*	Vignette Corp.	2,200	27,830
*	Virage Logic Corp.	3,100	19,902
*	Vishay Intertechnology, Inc.	19,712	179,971
*	Vocus, Inc.	2,200	54,032
*	Volterra Semiconductor Corp.	3,100	26,815
* #	Vyyo, Inc.	1,780	2,581
*	Websense, Inc.	5,015	97,642
*	Website Pros, Inc.	3,925	43,332
*	Westell Technologies, Inc.	8,600	15,136
* #	Western Digital Corp.	25,200	777,924
	Western Union Co.	86,727	1,803,922
*	Wind River Systems, Inc.	9,800	70,854

49

*	Wireless Telecom Group, Inc.	5,300	$8,692
*	WPCS International, Inc.	1,000	6,480
*	Wright Express Corp.	5,140	148,752
	Xerox Corp.	112,129	1,648,296
#	Xilinx, Inc.	32,390	724,240
* #	X-Rite, Inc.	3,500	28,665
* #	Yahoo!, Inc.	153,500	4,264,230
*	Zebra Technologies Corp. Class A	8,286	276,090
*	ZILOG, Inc.	2,600	8,684
* #	Zix Corp.	9,200	36,064
*	Zones, Inc.	1,500	13,920
*	Zoran Corp.	6,805	93,433
*	Zygo Corp.	2,100	26,754
Total Information Technology			267,853,006

Materials — (4.2%)
	A. Schulman, Inc.	1,300	26,572
	A.M. Castle & Co.	2,100	46,683
*	AEP Industries, Inc.	800	24,312
	Air Products & Chemicals, Inc.	26,107	2,384,352
	Airgas, Inc.	10,178	494,549
	AK Steel Holding Corp.	13,100	689,322
	Albemarle Corp.	11,800	447,692
	Alcoa, Inc.	97,884	3,635,412
	Allegheny Technologies, Inc.	11,721	906,619
	AMCOL International Corp.	3,900	112,398
*	American Pacific Corp.	300	4,833
	American Vanguard Corp.	3,200	48,352
*	Amerigon, Inc.	2,700	49,032
	Aptargroup, Inc.	8,700	326,076
	Arch Chemicals, Inc.	3,400	118,694
* #	Arrowhead Research Corp.	4,000	9,760
	Ashland, Inc.	7,100	313,607
	Balchem Corp.	2,275	45,591
	Ball Corp.	11,572	510,325
* #	Basin Water, Inc.	3,800	29,526
	Bemis Co., Inc.	12,030	298,585
*	Brush Engineered Materials, Inc.	2,640	73,339
*	Buckeye Technologies, Inc.	3,300	35,673
	Cabot Corp.	7,840	214,816
#	Calgon Carbon Corp.	5,100	83,334
*	Caraustar Industries, Inc.	1,500	3,300
	Carpenter Technology Corp.	6,118	384,394
	Celanese Corp. Class A	18,500	719,650
* #	Century Aluminum Co.	4,946	327,079
	CF Industries Holdings, Inc.	6,726	821,110
	Chemtura Corp.	21,020	173,625
	Cleveland-Cliffs, Inc.	5,052	603,512
* #	Coeur d’Alene Mines Corp.	49,230	237,289
	Commercial Metals Co.	14,504	441,792
	Compass Minerals International, Inc.	3,844	218,800
* #	Constar International, Inc.	1,200	3,480
*	Core Molding Technologies, Inc.	1,689	11,992
*	Crown Holdings, Inc.	19,400	483,254
	Cytec Industries, Inc.	5,675	325,064

50

	Deltic Timber Corp.	1,500	$71,310
	Dow Chemical Co.	108,016	4,071,123
	duPont (E.I.) de Nemours & Co., Inc.	105,288	4,887,469
	Eagle Materials, Inc.	5,619	199,812
	Eastman Chemical Co.	10,091	664,089
	Ecolab, Inc.	29,935	1,400,659
#	Empire Resources, Inc.	1,100	5,401
	Ferro Corp.	5,900	94,990
*	Flotek Industries, Inc.	2,300	52,279
	FMC Corp.	9,200	520,812
	Freeport-McMoRan Copper & Gold, Inc. Class B	45,842	4,623,624
	Friedman Industries, Inc.	1,199	6,163
	General Maritime Corp.	3,800	89,452
* #	General Moly, Inc.	7,300	78,037
#	Georgia Gulf Corp.	3,600	21,816
	Gibraltar Industries, Inc.	2,850	31,151
	Glatfelter Co.	1,900	25,023
*	Graphic Packaging Corp.	26,497	81,611
	Greif, Inc. Class A	3,000	196,170
	Greif, Inc. Class B	300	17,700
	H.B. Fuller Co.	8,100	184,275
	Hawkins, Inc.	888	13,107
*	Haynes International, Inc.	1,200	68,172
* #	Headwaters, Inc.	1,200	14,712
* #	Hecla Mining Co.	15,263	175,525
	Hercules, Inc.	14,000	256,480
	Huntsman Corp.	15,200	366,776
*	ICO, Inc.	3,050	23,760
	International Flavors & Fragrances, Inc.	10,130	436,907
	International Paper Co.	49,628	1,573,208
*	Ion Geophysical Corp.	12,475	165,793
	Kaiser Aluminum Corp.	2,600	190,710
	KMG Chemicals, Inc.	1,500	24,390
	Koppers Holdings, Inc.	2,500	104,425
	Kronos Worldwide, Inc.	5,045	93,333
*	Landec Corp.	3,592	33,693
	Louisiana-Pacific Corp.	9,960	108,365
*	LSB Industries, Inc.	2,600	62,010
	Lubrizol Corp.	8,252	481,092
#	Martin Marietta Materials, Inc.	4,900	527,240
*	Material Sciences Corp.	2,094	15,454
	MeadWestavco Corp.	23,271	597,134
	Metal Management, Inc.	3,000	182,010
*	Metalico, Inc.	3,600	41,868
	Minerals Technologies, Inc.	2,554	153,955
* #	Mines Management, Inc.	1,670	7,014
	Monsanto Co.	65,791	7,610,703
	Myers Industries, Inc.	3,513	42,753
	Nalco Holding Co.	17,556	379,210
* #	Nanophase Technologies Corp.	2,300	7,337
	Neenah Paper, Inc.	500	13,025
#	Nevada Chemicals, Inc.	500	4,350
	NewMarket Corp.	2,100	140,595
	Newmont Mining Corp.	52,630	2,693,077
	NL Industries, Inc.	6,300	68,418

51

	NN, Inc.	200	$1,948
*	Northern Technologies International Corp.	300	2,364
*	Northwest Pipe Co.	800	33,392
	Nucor Corp.	36,400	2,350,348
	Olin Corp.	8,899	171,039
	Olympic Steel, Inc.	1,300	53,690
* #	OM Group, Inc.	4,000	242,120
*	OMNOVA Solutions, Inc.	5,200	20,280
* #	Owens-Illinois, Inc.	19,330	1,091,179
	Packaging Corp. of America	13,300	303,107
*	Pactiv Corp.	15,800	400,056
*	Patriot Coal Corp.	2,996	160,885
	Penford Corp.	1,600	35,024
* #	Peoplesupport, Inc.	1,200	13,932
* #	PolyOne Corp.	7,900	51,350
#	PPG Industries, Inc.	18,634	1,154,935
	Praxair, Inc.	36,869	2,959,843
	Quaker Chemical Corp.	1,800	42,300
#	Quanex Corp.	4,970	255,707
*	Ready Mix, Inc.	800	4,800
	Reliance Steel & Aluminum Co.	9,752	541,334
	Rock-Tenn Co. Class A	4,300	115,369
*	Rockwood Holdings, Inc.	9,600	294,624
	Rohm & Haas Co.	25,052	1,343,038
*	Rosetta Resources, Inc.	2,200	45,012
#	Royal Gold, Inc.	4,000	126,040
	RPM International, Inc.	15,100	315,741
* #	RTI International Metals, Inc.	3,100	170,097
	Schnitzer Steel Industries, Inc. Class A	3,000	196,410
	Schweitzer-Maudoit International, Inc.	2,300	52,831
	Scotts Miracle-Gro Co. Class A	6,600	234,894
	Sealed Air Corp.	19,285	466,890
	Sensient Technologies Corp.	6,770	182,384
	Sigma-Aldrich Corp.	15,995	880,045
	Silgan Holdings, Inc.	4,630	216,406
*	Smurfit-Stone Container Corp.	32,723	260,148
*	Solitario Resources Corp.	2,533	14,641
	Sonoco Products Co.	9,740	274,376
#	Southern Copper Corp.	34,425	3,928,237
	Spartech Corp.	3,100	43,927
#	Steel Dynamics, Inc.	12,000	699,120
	Stepan Co.	1,200	40,920
* #	Stillwater Mining Co.	11,870	243,691
*	Symyx Technologies, Inc.	800	5,240
#	Synalloy Corp.	400	5,216
	Temple-Inland, Inc.	12,698	174,344
*	Terra Industries, Inc.	10,900	492,789
#	Texas Industries, Inc.	3,077	177,235
* #	The Mosaic Co.	52,900	5,887,770
	Titanium Metals Corp.	20,123	414,936
*	U.S. Concrete, Inc.	5,000	19,950
* #	U.S. Gold Corp.	8,100	28,431
*	United States Lime & Minerals, Inc.	809	24,230
	United States Steel Corp.	13,908	1,508,323
*	Universal Stainless & Alloy Products, Inc.	900	27,351

52

	Valhi, Inc.	13,400	$259,022
	Valspar Corp.	10,500	227,745
	Vulcan Materials Co.	9,882	692,728
* #	W.R. Grace & Co.	8,950	190,009
	Wausau Paper Corp.	3,800	29,792
	Westlake Chemical Corp.	6,600	106,524
	Weyerhaeuser Co.	24,876	1,522,411
	Worthington Industries, Inc.	10,100	177,659
	Zep, Inc.	2,526	39,658
* #	Zoltek Companies, Inc.	4,200	96,096
Total Materials			81,825,295

Other — (0.0%)
* ●	Petrocorp, Inc. Escrow Shares	100	6

Telecommunication Services — (2.5%)
	Alaska Communications Systems Group, Inc.	5,589	63,323
*	American Tower Corp.	48,851	1,877,832
*	Arbinet-thexchange, Inc.	4,200	21,000
	AT&T, Inc.	681,821	23,747,825
*	Cbeyond, Inc.	3,600	59,004
*	Centennial Communications Corp.	12,900	67,983
	CenturyTel, Inc.	14,165	512,631
*	Cincinnati Bell, Inc.	31,110	120,707
	Citizens Communications Co.	33,621	361,090
*	Clear Channel Outdoor Holdings, Inc.	5,100	118,626
*	Cogent Communications Group, Inc.	5,900	114,932
	Consolidated Communications Holdings, Inc.	3,244	46,746
* #	Crown Castle International Corp.	35,030	1,264,233
	D&E Communications, Inc.	2,499	27,214
	Embarq Corp.	17,063	715,622
#	FairPoint Communications, Inc.	4,300	42,312
*	FiberTower Corp.	7,700	11,550
*	General Communications, Inc. Class A	6,300	36,477
	Hickory Tech Corp.	2,200	20,152
	IDT Corp.	700	4,095
#	IDT Corp. Class B	4,400	25,784
	Iowa Telecommunications Services, Inc.	3,600	56,988
* #	LCC International, Inc. Class A	3,700	6,068
*	Leap Wireless International, Inc.	6,800	290,768
* #	Level 3 Communications, Inc.	142,871	318,602
*	NeuStar, Inc.	9,250	237,355
*	Nexstar Broadcasting Group, Inc.	991	7,333
* #	Nextwave Wireless, Inc.	1,600	8,624
* #	NII Holdings, Inc.	19,730	783,873
*	PAETEC Holding Corp.	12,100	93,412
*	Premiere Global Services, Inc.	8,600	121,518
	Qwest Communications International, Inc.	208,004	1,123,222
#	Regal Entertainment Group	15,600	307,788
*	Rural Cellular Corp. Class A	1,700	74,851
*	SBA Communications Corp.	12,950	402,098
*	Spark Networks, Inc.	3,300	15,576
	Sprint Nextel Corp.	318,394	2,263,781
	SureWest Communications	2,098	26,372
*	Syniverse Holdings, Inc.	9,040	153,228

53

	Telephone & Data Systems, Inc.	6,665	$312,589
	Telephone & Data Systems, Inc. Special Shares	7,327	315,794
* #	Terrestar Corp.	1,100	5,929
* #	Time Warner Telecom, Inc.	18,115	288,753
*	United States Cellular Corp.	6,630	417,690
*	USA Mobility, Inc.	600	6,300
	Verizon Communications, Inc.	343,319	12,469,346
*	Vonage Holdings Corp.	200	370
	Windstream Corp.	55,578	653,597
*	Xeta Corp.	1,100	4,631
Total Telecommunication Services			50,025,594

Utilities — (3.1%)
*	AES Corp.	73,370	1,319,193
	AGL Resources, Inc.	8,728	302,687
	Allegheny Energy, Inc.	18,420	933,341
	ALLETE, Inc.	3,600	129,744
	Alliant Energy Corp.	12,200	423,828
	Ameren Corp.	22,900	977,830
	American Electric Power Co., Inc.	44,220	1,809,482
	American States Water Co.	1,900	61,845
#	Aqua America, Inc.	13,867	264,028
*	Aquila, Inc.	27,900	90,954
	Artesian Resources Corp. Class A	900	16,992
	Atmos Energy Corp.	9,030	234,780
	Avista Corp.	5,800	105,792
	Black Hills Corp.	4,290	153,410
* #	Cadiz, Inc.	1,704	25,424
	California Water Service Group	2,300	86,526
	CenterPoint Energy, Inc.	36,070	529,508
	Central Vermont Public Service Corp.	1,249	29,914
	CH Energy Group, Inc.	1,800	64,404
	Chesapeake Utilities Corp.	975	27,944
	Cleco Corp.	6,902	158,125
	CMS Energy Corp.	25,000	359,750
	Connecticut Water Services, Inc.	932	22,415
#	Consolidated Edison, Inc.	30,300	1,238,967
	Constellation Energy Group	12,800	1,130,880
	Delta Natural Gas Co., Inc.	360	9,187
	Dominion Resources, Inc.	73,400	2,931,596
	DPL, Inc.	13,000	331,630
	DTE Energy Co.	19,120	762,314
	Duke Energy Corp.	139,564	2,447,953
* #	Dynegy, Inc.	44,695	330,743
	Edison International	36,310	1,793,714
*	El Paso Electric Co.	5,300	108,438
	Empire District Electric Co.	3,470	71,170
	Energen Corp.	8,300	498,000
	Energy East Corp.	16,200	431,730
	Energy West, Inc.	1,050	9,870
	EnergySouth, Inc.	798	40,506
	Entergy Corp.	21,700	2,229,458
* #	Environmental Power Corp.	1,800	8,874
#	Equitable Resources, Inc.	13,600	838,032
	Exelon Corp.	73,800	5,523,930

54

	FirstEnergy Corp.	34,100	$2,304,819
	FPL Group, Inc.	45,020	2,714,256
	Great Plains Energy, Inc.	9,300	236,499
#	Hawaiian Electric Industries, Inc.	8,100	181,926
	IDACORP, Inc.	3,900	116,220
	Integrys Energy Group, Inc.	8,480	389,826
	ITC Holdings Corp.	5,900	314,470
	Laclede Group, Inc.	2,600	88,790
	MDU Resources Group, Inc.	20,250	531,765
	MGE Energy, Inc.	2,398	75,681
	Middlesex Water Co.	1,950	36,758
* #	Mirant Corp.	30,456	1,126,872
	National Fuel Gas Co.	9,500	446,975
	New Jersey Resources Corp.	3,200	147,232
	Nicor, Inc.	4,800	163,680
#	NiSource, Inc.	27,100	465,849
	Northeast Utilities, Inc.	16,640	422,157
	Northwest Natural Gas Co.	2,997	125,994
	NorthWestern Corp.	2,900	74,791
*	NRG Energy, Inc.	30,341	1,252,173
	NSTAR	11,700	361,530
	OGE Energy Corp.	9,800	318,206
	Oneok, Inc.	12,100	563,497
#	Ormat Technologies, Inc.	5,100	222,666
	Otter Tail Corp.	3,301	107,117
	Pepco Holdings, Inc.	20,700	523,089
	PG&E Corp.	40,000	1,506,400
#	Piedmont Natural Gas Co.	8,400	206,640
	Pinnacle West Capital Corp.	11,090	394,250
	PNM Resources, Inc.	8,020	94,957
	Portland General Electric Co.	7,400	172,642
	PPL Corp.	42,100	1,910,498
	Progress Energy, Inc.	28,950	1,213,295
	Public Service Enterprise Group, Inc.	59,400	2,619,540
	Puget Energy, Inc.	12,800	341,760
	Questar Corp.	21,299	1,176,770
*	Reliant Energy, Inc.	43,590	993,852
	RGC Resources, Inc.	100	2,775
	SCANA Corp.	12,720	481,706
	Sempra Energy	29,200	1,551,396
	Sierra Pacific Resources	24,100	311,131
#	SJW Corp.	2,556	77,242
	South Jersey Industries, Inc.	3,300	112,761
	Southern Co.	83,600	2,886,708
	Southern Union Co.	13,588	349,484
	Southwest Gas Corp.	4,900	125,391
	Southwest Water Co.	2,770	30,387
	TECO Energy, Inc.	23,200	347,536
	UGI Corp.	11,600	297,076
	UIL Holdings Corp.	3,030	89,052
	Unisource Energy Corp.	3,900	92,235
	Vectren Corp.	8,690	223,941
	Westar Energy, Inc.	9,700	220,481
	WGL Holdings, Inc.	5,807	181,120
	Wisconsin Energy Corp.	12,590	549,176

55

Xcel Energy, Inc.	47,990	$951,162
York Water Co.	1,600	24,640
Total Utilities		61,713,750

TOTAL COMMON STOCKS		1,692,042,935

RIGHTS/WARRANTS — (0.0%)
* Security Bank Corp. Rights 03/10/08	100	6

TEMPORARY CASH INVESTMENTS — (0.2%)
BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares	4,388,199	4,388,199

	Face
	Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.7%)
@ Repurchase Agreement, Deutsche Bank Securities 3.15%, 03/03/08 (Collateralized by $291,292,834 FNMA, rates ranging from 4.500% to 7.000%, dates ranging from 03/01/18 to 12/01/47, valued at $243,181,654) to be repurchased at $236,160,668	$236,099	236,098,692
@ Repurchase Agreement, Morgan Stanley 3.15%, 03/03/08 (Collateralized by $21,369,655 FNMA 6.500%, 12/01/32, valued at $10,537,039) to be repurchased at $10,183,407	10,181	10,180,735
@ Repurchase Agreement, UBS Securities LLC 3.17%, 03/03/08 (Collateralized by $30,950,000 FNMA 5.877%(r), 08/01/35, valued at $24,297,929) to be repurchased at $23,592,870	23,587	23,586,639

TOTAL SECURITIES LENDING COLLATERAL		269,866,066

TOTAL INVESTMENTS - (100.0%) (Cost $1,723,138,073) ##		$1,966,297,206

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$1,696,430,642
Level 2 – Other Significant Observable Inputs	269,866,564
Level 3 – Significant Unobservable Inputs	—
Total	$1,966,297,206

56

Organizational Note

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.  The Trust’s advisor is Dimensional Fund Advisors Inc. At February 29, 2008, the Trust consists of twenty-one operational investment portfolios, of which eighteen are included in this document.

Security Valuation Note

Securities held by the Domestic Equity Portfolios (The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series, The U.S. Micro Cap Series, The Tax-Managed U.S. Marketwide Value Series and The Tax-Managed U.S. Equity Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on NASDAQ are valued at the Nasdaq Official Closing Price (“NOCP”).  If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.  Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated.  When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below.  Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed.  Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available.  The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges.  For these purposes, the Board of Directors/Trustees of the International Equity Portfolios have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments).  The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of an International Equity Portfolio.  When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by The Enhanced U.S. Large Company Series, The DFA One-Year Fixed Income Series, and The DFA Two-Year Global Fixed Income Series (the “Fixed Income Portfolios”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities.  Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.  Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was:

The U.S. Large Company Series	3,955,228,826
The Enhanced U.S. Large Company Series	273,734,620
The U.S. Large Cap Value Series	9,529,984,292
The U.S. Small Cap Value Series	9,867,311,441
The U.S. Small Cap Series	3,677,851,142
The U.S. Micro Cap Series	5,273,041,671
The DFA International Value Series	7,687,819,850
The Japanese Small Company Series	2,109,026,541
The Asia Pacific Small Company Series	1,208,201,348
The United Kingdom Small Company Series	883,874,354
The Continental Small Company Series	1,794,948,375
The Canadian Small Company Series	410,416,319
The Emerging Markets Series	2,052,047,361
The Emerging Markets Small Cap Series	1,158,057,818
The DFA One-Year Fixed Income Series	3,252,776,697
The DFA Two-Year Global Fixed Income Series	3,217,953,352
The Tax-Managed U.S. Marketwide Value Series	3,605,699,307
The Tax-Managed U.S. Equity Series	1,723,542,347

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

February 29, 2008

(Unaudited)

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$8,681
	Banco Macro SA	233,024	556,368
	BBVA Banco Frances SA	130,508	343,975
*	Capex SA Series A	131,575	979,163
*	Celulosa Argentina SA Series B	14,412	23,373
*	Central Puerto SA Series B	125,000	228,682
	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	800,934
	Dycasa SA Series B	55,000	77,597
*	Endesa Costanera SA Series B	261,000	343,953
*	IRSA Inversiones y Representaciones SA	1,186,421	1,618,683
*	Juan Minetti SA	769,693	560,862
	Ledesma S.A.A.I.	885,405	1,504,502
*	MetroGas SA Series B	176,000	68,763
*	Molinos Rio de la Plata SA Series B	502,274	2,016,883
*	Petrobras Energia Participacio	518,520	607,754
*	Polledo SA Industria Constructora y FinancierA	50,000	9,519
	Siderar S.A.I.C. Series A	494,314	4,077,132
	Solvay Indupa S.A.I.C.	1,229,322	2,066,023
	Tenaris SA	140,000	3,103,876
*	Transportadora de Gas del Sur SA Series B	364,679	348,283
TOTAL COMMON STOCKS			19,345,006

RIGHTS/WARRANTS — (0.0%)
*	Cresud SA Comercial Industrial Financiera y Agropecuaria Rights 03/18/08	461,252	71,512

TOTAL — ARGENTINA			19,416,518

BRAZIL — (9.6%)
COMMON STOCKS — (1.4%)
	Companhia Siderurgica Nacional SA	2,794,200	104,259,961
	Eternit SA	829,920	3,543,269
*	Globex Utilidades SA	45,131	840,652
	Industrias Romi SA	82,800	827,461
	Perdigao SA	7,171	174,329
#	Perdigao SA ADR	321,626	15,373,723
TOTAL COMMON STOCKS			125,019,395

PREFERRED STOCKS — (8.2%)
#	Aracruz Celulose SA Sponsored ADR	112,740	8,166,886
	ArcelorMittal Inox Brasil SA	413,076	23,512,918
	Braskem SA Preferred A	1,479,200	12,543,154

1

#	Braskem SA Special Preferred A Sponsored ADR	506,100	$8,548,029
	Centrais Electricas de Santa Catarina SA	259,400	6,325,856
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	6,325,717
#	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	73,900	3,206,521
	Companhia de Tecidos Norte de Minas	529,350	2,989,352
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	1,954,890	6,357,930
	Duratex SA	805,100	16,424,783
	Forjas Taurus SA	591,500	3,161,942
	Gerdau SA	1,222,542	39,985,097
#	Gerdau SA Sponsored ADR	1,259,570	41,276,109
*	Inepar Industria e Construcoes SA	7,896	193,770
	Investimentos Itau SA	5,990,063	38,077,687
	Klabin SA	4,779,704	16,166,937
	Magnesita SA Series A	140,483,000	4,671,967
	Mahle-Metal Leve SA Industria e Comercio	4,000	72,852
	Marcopolo SA	1,454,700	6,047,271
	Metalurgica Gerdau SA	2,366,200	104,240,967
* #	Net Servicos de Comunicacao SA Preferred ADR	302,363	3,307,851
	Sadia SA	3,082,282	17,424,526
#	Sadia SA ADR	1,250,066	21,113,615
*	Santista Textil SA	29,600	452,113
	Sao Paulo Alpargatas SA	37,800	2,342,523
	Suzano Papel e Celullose SA	2,299,139	35,960,160
	Suzano Petroquimica SA	1,016,323	6,184,119
	Telemar Norte Leste SA	631,500	34,937,697
	Ultrapar Participacoes SA	170,741	6,380,954
#	Ultrapar Participacoes SA Sponsored ADR	128,400	4,776,480
	Uniao de Industrias Petroquimicas SA Series B	5,879,158	5,631,977
	Usinas Siderurgicas de Minas Gerais SA Series A	3,180,037	184,284,564
	Votorantim Celulose e Papel SA	629,975	19,751,212
#	Votorantim Celulose e Papel SA Sponsored ADR	1,181,000	37,154,260
	Whirlpool SA	72,600	148,969
TOTAL PREFERRED STOCKS			728,146,765

TOTAL — BRAZIL			853,166,160

CHILE — (2.5%)
COMMON STOCKS — (2.4%)
	Banco de Credito e Inversiones SA Series A	81,935	2,703,233
	Cap SA	199,310	6,290,770
	Cementos Bio-Bio SA	665,307	1,580,406
	Compania Cervecerias Unidas SA	143,000	990,762
	Compania Cervecerias Unidas SA ADR	4,000	132,880
	Compania de Consumidores de Gas Santiago SA	124,667	593,652
	Compania de Telecomunicaciones de Chile SA Series A	2,486,405	5,058,671
	Compania de Telecomunicaciones de Chile SA Series B	372,166	671,233
*	Compania SudAmericana de Vapores SA	7,770,771	15,365,497
	Compania Telecomunicaciones de Chile SA Sponsored ADR	1,712,478	13,716,949
	CorpBanca SA	1,044,617,607	6,892,891
#	Corpbanca SA ADR	30,058	988,006
	Cristalerias de Chile SA	264,624	3,130,729
	CTI SA (Cia Tecno Industrial)	4,900,000	220,939
#	Distribucion y Servicio D&S SA ADR	11,500	296,815

2

	Empresa Nacional de Electricidad SA	2,694,503	$3,852,253
	Empresa Nacional de Telecomunicaciones SA	116,880	2,056,589
	Empresas CMPC SA	729,964	27,856,319
	Empresas Copec SA	1,119,488	19,205,997
	Empresas Iansa SA	24,637,401	1,869,549
	Enersis SA	31,903,095	10,174,747
#	Enersis SA Sponsored ADR	4,542,672	71,637,937
	Industrias Forestales SA	3,436,382	969,352
	Inversiones Frimetal SA	4,900,000	—
	Madeco SA	38,949,259	4,416,220
	Madeco SA Sponsored ADR	209,822	2,295,453
	Masisa SA	9,423,699	2,000,191
	Minera Valparaiso SA	7,500	236,721
	Parque Arauco SA	2,474,668	2,748,724
	Soquimic Comercial SA	198,000	99,294
	Vina de Concha y Toro SA	272,412	550,636
*	Vina San Pedro SA	79,756,271	657,838
	Watt’s SA	163,489	129,454
TOTAL COMMON STOCKS			209,390,707

PREFERRED STOCKS — (0.1%)
	Sociedad Quimica y Minera de Chile SA Series A	43,364	1,154,084
	Sociedad Quimica y Minera de Chile SA Series B	481,533	9,373,292
TOTAL PREFERRED STOCKS			10,527,376

TOTAL — CHILE			219,918,083

CHINA — (8.3%)
COMMON STOCKS — (8.3%)
	AMVIG Holdings, Ltd.	2,060,000	2,256,162
* #	AviChina Industry and Technology Co., Ltd.	12,696,000	3,211,381
* #	Bank of China, Ltd.	121,590,000	50,930,584
* #	Baoye Group Co., Ltd.	1,674,000	1,417,070
* #	Beijing Capital Land, Ltd.	8,428,000	4,135,646
	Beijing Enterprises Holdings, Ltd.	4,896,000	20,106,219
* #	Brilliance China Automotive Holdings, Ltd.	35,976,000	7,104,004
#	Byd Co., Ltd.	915,800	1,713,801
	Catic Shenzhen Holdings, Ltd.	1,600,000	1,218,467
	Chaoda Modern Agriculture	22,612,650	25,374,023
* #	China Aerospace International Holdings, Ltd.	17,891,600	2,296,514
* #	China Everbright, Ltd.	4,028,000	9,218,909
* #	China Foods, Ltd.	12,540,000	7,650,001
#	China Green (Holdings), Ltd.	2,685,000	3,084,846
* #	China Haidian Holdings, Ltd.	9,260,000	853,903
* #	China Mining Resources Group, Ltd.	19,966,000	2,938,168
* #	China Pharmaceutical Group, Ltd.	10,720,000	3,251,609
#	China Rare Earth Holdings, Ltd.	8,114,700	1,801,818
	China Resources Enterprise, Ltd.	10,931,000	38,806,856
	China Shineway Pharmaceutical Group, Ltd.	66,000	42,103
#	China Shipping Container Lines Co., Ltd.	37,648,150	16,695,208
	China Travel International Investment Hong Kong, Ltd.	36,778,000	19,808,420
	China Unicom, Ltd.	2,392,000	5,128,674
	China Unicom, Ltd. ADR	2,294,300	48,707,989
* #	Chongqing Iron and Steel Co., Ltd.	3,448,000	1,422,404

3

	Citic Pacific, Ltd.	10,259,000	$55,539,416
	CNPC (Hong Kong), Ltd.	32,110,000	17,695,903
	Comba Telecom Systems Holdings, Ltd.	5,404,000	1,463,948
	COSCO International Holdings, Ltd.	1,612,000	1,268,083
	COSCO Pacific, Ltd.	14,320,000	30,922,705
* #	Dalian Port (PDA) Co., Ltd.	9,814,000	5,822,567
	Denway Motors, Ltd.	63,186,000	31,938,854
#	Digital China Holdings, Ltd.	1,170,000	885,975
*	Dongfeng Motor Corp.	37,022,000	22,575,026
#	Dynasty Fine Wines Group, Ltd.	5,662,000	1,484,703
*	Enerchina Holdings, Ltd.	5,215,500	191,501
*	First Tractor Co., Ltd.	3,695,176	2,614,359
* #	Founder Holdings, Ltd.	3,334,000	183,904
#	Geely Automobile Holdings, Ltd.	22,435,000	2,294,225
	Global Bio-Chem Technology Group Co., Ltd.	16,242,000	6,690,276
* #	Great Wall Motor Co., Ltd.	2,396,000	2,780,547
* #	Great Wall Technology Co., Ltd.	2,476,000	656,041
* #	Guangshen Railway Co., Ltd. Sponsored ADR	331,823	10,684,701
*	Guangzhou Pharmaceutical Co., Ltd.	2,018,000	1,690,097
#	Hainan Meilan International Airport Co., Ltd.	1,552,000	1,804,316
#	HKC (Holdings), Ltd.	27,963,000	6,252,891
#	Hopson Development Holdings, Ltd.	3,874,000	6,442,420
* #	Hunan Non-Ferrous Metal Corp., Ltd.	19,992,000	10,177,113
*	Industrial and Commercial Bank of China (Asia), Ltd.	1,940,000	1,345,893
* #	Jingwei Textile Machinery Co., Ltd.	552,000	189,554
#	Lianhua Supermarket Holdings Co., Ltd.	1,541,000	2,147,473
* #	Lingbao Gold Co., Ltd.	1,790,000	1,063,641
* #	Maanshan Iron and Steel Co., Ltd.	22,348,000	13,906,693
	Minmetals Resources, Ltd.	12,844,000	5,830,954
#	Neo-China Land Group (Holdings), Ltd.	9,602,000	6,280,979
#	PetroChina Co., Ltd. ADR	35,300	5,182,746
*	Qingling Motors Co., Ltd.	7,954,000	1,416,416
* #	Semiconductor Manufacturing International Corp	116,339,000	9,334,545
*	Semiconductor Manufacturing International Corp. ADR	907,264	3,665,347
* #	Shanghai Electric Group Co., Ltd.	35,466,000	25,102,567
	Shanghai Industrial Holdings, Ltd.	7,658,000	31,228,528
* #	Shanghai Prime Machinery Co., Ltd.	4,324,000	1,371,270
	Shenzhen International Holdings, Ltd.	101,682,500	11,231,862
	Shenzhen Investment, Ltd.	28,998,000	15,480,459
*	Shenzhou International Group	917,000	312,635
	Shimao Property Holdings, Ltd.	9,178,000	18,362,869
	SinoCom Software Group, Ltd.	585,000	118,491
#	Sinolink Worldwide Holdings, Ltd.	15,562,000	2,608,946
	Sinopec Kantons Holdings, Ltd.	4,690,800	851,253
*	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	95,022	4,427,075
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	17,908,000	5,254,523
	Sinotrans, Ltd.	22,487,000	6,965,497
#	Skyworth Digital Holdings, Ltd.	11,947,100	1,320,653
#	SRE Group, Ltd.	16,160,053	3,326,377
#	Stone Group Holdings, Ltd.	11,154,000	883,455
* #	TCL Communication Technology Holdings, Ltd.	15,056,000	561,590
* #	TCL Multimedia Technology Holdings, Ltd.	45,152,400	2,590,351
* #	Tianjin Capital Environmental Protection	3,784,000	1,711,904
	TPV Technology, Ltd.	16,916,000	10,137,976
*	Travelsky Technology, Ltd.	6,843,000	5,743,147

4

* #	Weiqiao Textile Co., Ltd.	5,494,500	$7,629,531
* #	Xiamen International Port Co., Ltd.	5,734,000	1,843,961
* #	Xiwang Sugar Holdings Co., Ltd.	4,557,952	2,091,313
* #	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	89,071	7,329,653
*	Zhejiang Glass Co., Ltd.	1,669,000	1,474,866
* #	ZTE Corp.	1,849,400	10,015,041
TOTAL COMMON STOCKS			731,574,384

RIGHTS/WARRANTS — (0.0%)
* #	HKC (Holdings), Ltd. Warrants 11/30/09	1,674,100	77,452
*	Shanghai Industrial Holdings, Ltd. Rights 03/16/09	62,000	—
TOTAL RIGHTS/WARRANTS			77,452

TOTAL — CHINA			731,651,836

CZECH REPUBLIC — (0.6%)
COMMON STOCKS — (0.6%)
	CEZ A.S.	74,076	5,465,238
	Telefonica 02 Czech Republic A.S.	1,166,446	36,559,321
* #	Unipetrol A.S.	673,738	11,443,059

TOTAL — CZECH REPUBLIC			53,467,618

HUNGARY — (2.0%)
COMMON STOCKS — (2.0%)
* #	Danubius Hotel & Spa NYRT	138,417	6,063,815
#	Egis Gyogyszergyar NYRT	115,885	11,886,863
* #	Fotex NYRT	999,439	3,954,137
#	MOL Hungarian Oil & Gas NYRT	1,046,802	142,602,660
*	Pannonplast NYRT	550,140	4,884,337
*	RABA Automotive Holding NYRT	255,327	2,682,926
*	Synergon Information Systems	75,249	673,713
*	Tiszai Vegyi Kombinat NYRT	237,913	7,767,027
	Zwack Unicum NYRT	387	35,125

TOTAL — HUNGARY			180,550,603

INDIA — (11.1%)
COMMON STOCKS — (11.1%)
*	Abhishek Industries, Ltd.	92,524	44,232
	Adani Enterprises, Ltd.	643,601	10,965,326
	Aditya Birla Nuvo, Ltd.	159,991	6,714,115
	Adlabs Films, Ltd.	86,755	1,785,875
	Aftek, Ltd.	866,625	1,117,474
*	Agro Tech Foods, Ltd.	136,705	537,922
	Alembic, Ltd.	619,600	833,832
	Alok Industries, Ltd.	736,832	1,254,701
	Ambuja Cements, Ltd.	3,753,732	11,202,006
	Amtek Auto, Ltd.	314,027	2,356,284
	Apollo Hospitals Enterprise, Ltd.	138,288	1,688,144
	Apollo Tyres, Ltd.	1,751,970	1,891,185
*	Arvind Mills, Ltd.	1,330,891	1,604,191
	Ashok Leyland, Ltd.	6,035,668	5,541,881
	Aurobindo Pharma, Ltd.	215,126	1,739,330

5

	Avaya GlobalConnect, Ltd.	21,933	$112,822
	Axis Bank, Ltd.	1,253,001	31,366,911
	Aztecsoft, Ltd.	154,842	303,442
	Bajaj Auto Finance, Ltd.	89,482	930,814
	Bajaj Auto, Ltd.	66,284	3,727,437
	Bajaj Hindusthan, Ltd.	378,146	2,293,537
	Balaji Telefilms, Ltd.	204,578	1,064,198
	Ballarpur Industries, Ltd.	886,062	3,031,410
	Balmer Lawrie & Co., Ltd.	48,430	476,086
*	Balrampur Chini Mills, Ltd.	203,381	466,706
	Bank of Maharashtra, Ltd.	410,000	555,892
	Bank of Rajasthan, Ltd.	439,521	1,849,004
	BASF India, Ltd.	99,750	577,873
*	Bata India, Ltd.	98,732	399,684
	BEML, Ltd.	104,405	3,072,529
	Bharat Forge, Ltd.	160,000	1,142,374
	Bharati Shipyard, Ltd.	30,210	474,234
	Bhushan Steel & Strips, Ltd.	146,706	3,656,518
	Biocon, Ltd.	197,567	2,165,621
	Blue Star Infotech, Ltd.	12,900	24,356
	BOC India, Ltd.	300,919	1,174,080
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	1,087,715
	Ceat, Ltd.	102,352	348,140
	Century Enka, Ltd.	133,495	415,711
	Century Textiles & Industries, Ltd.	191,952	3,794,383
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	3,245,081
*	Chi Investments, Ltd.	34,117	—
	Cholamandalam DBS Finance, Ltd.	477	2,508
	City Union Bank, Ltd.	839,100	797,480
	Clariant Chemicals (India), Ltd.	2,398	15,742
	Coromandel Fertilisers, Ltd.	136,536	428,587
	Cranes Software International, Ltd.	313,759	970,965
	Cummins India, Ltd.	50,000	413,432
*	Dabur Pharma, Ltd.	55,164	86,173
	Dalmia Cement (Bharat), Ltd.	28,800	259,823
	DCM Shriram Consolidated, Ltd.	210,988	373,288
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	1,243,351
	Dhampur Sugar Mills, Ltd.	91,465	135,062
*	Dish TV India, Ltd.	617,884	924,011
	D-Link (India), Ltd.	118,369	250,192
	Dr. Reddy’s Laboratories, Ltd.	617,398	8,758,854
	E.I.D. - Parry (India), Ltd.	357,212	1,595,453
	Eicher Motors, Ltd.	28,098	195,276
	EIH, Ltd.	881,287	3,747,900
	Elder Pharmaceuticals, Ltd.	97,715	912,397
	Electrosteel Casings, Ltd.	513,690	732,205
	Elgi Equipments, Ltd.	174,405	252,584
*	Escorts, Ltd.	388,991	1,011,945
*	Essel Propack, Ltd.	442,637	505,210
*	Eveready Industries (India), Ltd.	351,390	438,828
	Everest Industries, Ltd.	23,275	60,609
	Exide Industries, Ltd.	1,150,517	2,126,110
	FDC, Ltd.	179,858	142,334
	Federal Bank, Ltd.	1,021,848	7,441,356
	Finolex Cables, Ltd.	537,055	1,170,732

6

	Finolex Industries, Ltd.	695,629	$1,307,201
	Gammon India, Ltd.	111,404	1,357,031
	Garden Silk Mills, Ltd.	52,000	83,505
	Geometric, Ltd.	73,022	121,818
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	84,511
*	Goetze (India), Ltd.	9,785	21,422
	Graphite India, Ltd.	44,000	58,317
	Great Eastern Shipping Co., Ltd.	825,643	8,443,478
	Great Offshore, Ltd.	136,410	2,806,992
	GTL, Ltd.	697,870	4,295,653
	Gujarat Alkalies & Chemicals, Ltd.	471,803	2,003,005
	Gujarat Fluorochemicals, Ltd.	101,490	617,253
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	2,896,955
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	2,943,137
	H.E.G., Ltd.	129,459	1,054,295
	HCL Infosystems, Ltd.	174,000	906,599
	HCL Technologies, Ltd.	349,200	2,382,960
	HDFC Bank, Ltd.	241,906	8,645,436
*	Himachal Futuristic Communications, Ltd.	504,605	284,908
	Himatsingka Seide, Ltd.	137,216	271,553
	Hinduja Ventures, Ltd.	65,909	881,346
	Hindustan Construction Co., Ltd.	1,016,128	4,136,101
*	Hindustan Motors, Ltd.	383,680	369,119
	Hindustan Sanitaryware & Industries, Ltd.	24,608	34,898
	Hotel Leelaventure, Ltd.	1,602,335	2,006,188
	HTMT Global Solutions, Ltd.	65,909	493,888
	ICI India, Ltd.	47,767	667,166
	ICICI Bank Sponsored ADR	949,468	49,220,421
	iGate Global Solutions, Ltd.	20,446	209,493
	India Cements, Ltd.	1,297,654	6,669,920
	India Glycols, Ltd.	115,658	806,818
	Indiabulls Financial Services, Ltd.	6,234	94,029
*	Indiabulls Sec	6,234	18,796
	Indian Hotels Co., Ltd.	2,942,890	9,113,723
	Indian Oil Corp., Ltd.	8,798	121,361
	Indo Rama Synthetics (India), Ltd.	202,314	218,593
	Indoco Remedies, Ltd.	500	3,422
	IndusInd Bank, Ltd.	1,816,067	4,438,685
	Industrial Development Bank of India, Ltd.	3,178,422	9,233,005
	Ipca Laboratories, Ltd.	94,786	1,466,331
	IVRCL Infrastructures & Projects, Ltd.	34,169	394,318
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	550,581
	Jammu & Kashmir Bank, Ltd.	222,503	3,872,903
	JBF Industries, Ltd.	35,983	126,753
	Jet Airways (India), Ltd.	244,572	4,418,879
	Jindal Poly Films, Ltd.	21,594	116,891
*	Jindal Saw, Ltd.	162,712	3,500,616
	Jindal Stainless, Ltd.	774,612	2,983,367
	Jindal Steel & Power, Ltd.	566,145	32,003,820
	JK Tyre and Industries, Ltd.	119,005	409,632
	JSW Steel, Ltd.	1,091,845	28,583,617
	Jubilant Organosys, Ltd.	138,688	1,226,985
	Karnataka Bank, Ltd.	256,552	1,663,536
	Karur Vysya Bank, Ltd.	87,485	934,804
	Kesoram Industries, Ltd.	204,223	2,022,909

7

#	Kingway Brewery Holdings, Ltd.	7,730,000	$1,900,939
	Kirloskar Oil Engines, Ltd.	458,360	1,279,642
	Kohinoor Foods, Ltd.	95,364	260,665
*	Konark Minerals, Ltd.	246,234	37,229
	Lanxess ABS, Ltd.	32,052	158,057
	LIC Housing Finance, Ltd.	423,699	3,203,916
	Maharashtra Scooters, Ltd.	13,612	109,574
	Mahindra & Mahindra, Ltd.	556,166	9,470,186
	Maruti Suzuki India, Ltd.	544,780	11,632,904
	Mastek, Ltd.	83,250	559,892
*	Matrix Laboratories, Ltd.	490,684	2,315,288
*	Megasoft, Ltd.	60,998	160,511
	Mercator Lines, Ltd.	153,434	382,168
	Merck, Ltd.	29,241	256,942
	MIRC Electronics, Ltd.	229,924	130,980
	Mirza International, Ltd.	5,000	2,487
	Monnet Ispat, Ltd.	25,865	291,930
	Monsanto India, Ltd.	1,217	54,183
	Moser Baer (India), Ltd.	872,302	3,787,950
	Mphasis, Ltd.	292,087	1,635,901
	MRF, Ltd.	17,453	1,958,925
	Mukand, Ltd.	379,410	927,251
	Mukta Arts, Ltd.	30,300	106,907
	Nagarjuna Construction Co., Ltd.	574,251	3,831,093
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,946,847	3,705,832
*	Nahar Capital & Financial Services, Ltd.	51,549	—
	Nahar Spinning Mills, Ltd.	51,549	87,367
	Natco Pharma, Ltd.	110,241	300,749
	Navneet Publications (India), Ltd.	118,740	355,891
*	Netflier Finco, Ltd.	39,668	36,670
	NIIT Technologies, Ltd.	190,440	611,578
	NIIT, Ltd.	149,557	455,672
	Nirma, Ltd.	280,992	1,278,455
	NOCIL, Ltd.	1,279,177	962,944
	OCL India, Ltd.	82,078	444,365
*	OCL Iron & Steel, Ltd.	246,234	37,229
	Omax Autos, Ltd.	64,810	89,807
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	2,765,572
	Patni Computer Systems, Ltd.	315,650	1,862,704
	Petronet LNG, Ltd.	1,859,989	3,369,543
	Polaris Software Lab, Ltd.	396,842	861,165
	Prism Cements, Ltd.	358,139	423,859
	PSL, Ltd.	62,792	581,009
	PTC India, Ltd.	64,837	188,344
*	Punjab Tractors, Ltd.	72,971	509,566
*	Rain Commodities, Ltd.	215,083	1,115,800
	Rallis India, Ltd.	15,926	168,212
	Raymond, Ltd.	288,315	2,423,604
*	REI Agro, Ltd.	195,681	7,044,680
	Reliance Capital, Ltd.	339,307	15,159,091
	Reliance Communications, Ltd.	4,291,822	60,800,741
	Reliance Industries, Ltd.	4,804,665	292,306,408
*	Reliance Natural Resources, Ltd.	3,800,245	12,381,843
	Rico Auto Industries, Ltd.	160,452	137,826
	Rolta India, Ltd.	643,272	4,788,838

8

	Ruchi Soya Industries, Ltd.	941,355	$2,758,244
*	SEAMEC, Ltd.	51,335	215,348
	Sesa GOA, Ltd.	8,700	743,560
	Shasun Chemicals & Drugs, Ltd.	94,986	143,363
	Shriram Transport Finance Co., Ltd.	105,855	1,017,124
*	Sicagen India, Ltd.	3,414	—
*	Sical Logistics, Ltd.	3,414	18,495
	SKF India, Ltd.	10,201	90,310
	Sona Koyo Steering Systems, Ltd.	59,284	76,043
	Sonata Software, Ltd.	457,576	451,737
	South India Bank, Ltd.	219,375	983,430
	SREI Infrastructure Finance, Ltd.	692,456	3,259,878
	SRF, Ltd.	266,306	770,689
*	Sterlite Industries (India), Ltd. Series A	1,436,564	29,627,688
	Sterlite Technologies, Ltd.	274,890	1,370,380
	Strides Arcolab, Ltd.	126,300	495,208
	Subros, Ltd.	73,890	81,877
	Sundram Fastners, Ltd.	38,520	37,254
	Supreme Petrochem, Ltd.	101,631	62,838
*	Swaraj Engines, Ltd.	14,132	102,884
	Syndicate Bank	1,271,548	3,047,127
	Tata Chemicals, Ltd.	1,092,020	8,832,777
	Tata Communications, Ltd.	929,481	10,217,696
#	Tata Communications, Ltd. ADR	37,900	939,920
	Tata Investment Corp., Ltd.	57,960	815,516
	Tata Metaliks, Ltd.	26,681	105,633
	Tata Motors, Ltd.	405,012	6,980,661
	Tata Steel, Ltd. (6101156)	2,285,578	45,128,179
*	Tata Steel, Ltd. (B28Z5L6)	1,714,184	5,722,871
	Tata Tea, Ltd.	166,270	3,364,417
	Tele Data Informatics, Ltd.	534,517	278,167
*	Teledata Marine Solutions, Ltd.	267,258	228,754
*	Teledata Technology Solution	267,258	228,754
	Trent, Ltd.	14,497	205,324
	Tube Investments of India, Ltd.	486,775	738,376
	TVS Motor Co., Ltd.	1,082,101	1,156,728
	Ucal Fuel Systems, Ltd.	24,245	46,553
	Unichem Laboratories, Ltd.	64,206	241,485
	United Phosphorus, Ltd.	176,000	1,450,820
	Usha Martin, Ltd.	1,017,075	2,417,653
*	Uttam Galva Steels, Ltd.	305,386	345,501
	Vardhman Textiles, Ltd.	88,383	258,875
	Varun Shipping Co.	549,032	1,056,707
	Videocon Industries, Ltd.	35,767	370,190
*	Welspun India, Ltd.	37,142	56,978
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	6,193,367
*	Wire & Wireless India, Ltd.	434,815	509,310
	Wockhardt, Ltd.	103,639	857,301
	Wyeth, Ltd.	6,540	81,661
	Zee Entertainment Enterprises, Ltd.	1,795,929	10,667,014
*	Zee News, Ltd.	726,155	916,244
	Zensar Technologies, Ltd.	68,072	214,816
	Zuari Industries, Ltd.	127,958	980,654
TOTAL COMMON STOCKS			982,297,669

9

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	$276,913

RIGHTS/WARRANTS — (0.0%)
*	Cholamandalam DBS Finance, Ltd. Warrants 10/29/07	130	210
*	Indian Hotels Co., Ltd. Rights 03/28/08 (CH3342167)	588,578	813,404
*	Indian Hotels Co., Ltd. Rights 03/28/08 (RB1FRT61)	294,289	—
TOTAL RIGHTS/WARRANTS			813,614

TOTAL — INDIA			983,388,196

INDONESIA — (3.1%)
COMMON STOCKS — (3.1%)
*	PT Agis Tbk	2,012,000	78,275
*	PT Apac Citra Centretex Tbk	774,000	8,965
	PT Apexindo Pratama Tbk	3,576,500	702,824
*	PT Asahimas Flat Glass Tbk	5,333,500	1,804,935
	PT Astra Graphia Tbk	18,779,000	1,051,559
	PT Astra International Tbk	13,431,500	40,301,290
*	PT Bakrie & Brothers Tbk	200,594,500	7,428,657
*	PT Bakrieland Development Tbk	83,941,750	5,996,412
	PT Bank Niaga Tbk	59,850,500	4,881,332
*	PT Bank Pan Indonesia Tbk	141,853,326	9,897,778
	PT Berlian Laju Tanker Tbk	54,456,800	14,292,604
	PT Bhakti Investama Tbk	57,861,675	4,476,843
	PT Budi Acid Jaya Tbk	19,230,000	590,698
	PT Charoen Pokphand Indonesia Tbk	32,617,666	3,455,673
*	PT Ciputra Surya Tbk	17,718,000	1,488,262
*	PT Clipan Finance Indonesia Tbk	12,461,000	411,315
*	PT Davomas Adabi Tbk	142,035,000	4,519,566
*	PT Dynaplast Tbk	3,040,000	251,517
	PT Enseval Putera Megatrading Tbk	11,535,000	790,036
*	PT Ever Shine Textile Tbk	19,347,215	161,138
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	2,045,500	1,764,076
*	PT Hero Supermarket Tbk	220,000	110,425
*	PT Holcim Indonesia Tbk	12,501,000	1,856,053
	PT Indofood Sukses Makmur Tbk	25,723,500	8,064,642
	PT Indo-Rama Synthetics Tbk	7,901,320	570,595
	PT International Nickel Indonesia Tbk	67,860,000	69,105,106
	PT Jaya Real Property Tbk	25,947,500	3,467,565
*	PT Kawasan Industry Jababeka Tbk	104,408,000	1,941,615
	PT Lautan Luas Tbk	2,102,000	97,744
	PT Lippo Karawaci Tbk	76,640,000	6,114,872
	PT Matahari Putra Prima Tbk	29,674,400	1,961,289
	PT Mayorah Indah Tbk	8,807,572	1,432,213
	PT Medco Energi International Tbk	31,249,000	13,814,793
	PT Mitra Adiperkasa Tbk	3,033,000	216,767
*	PT Modern Photo Tbk	1,266,500	68,460
*	PT Panasia Indosyntec Tbk	403,200	20,016
*	PT Panin Insurance Tbk	30,688,500	884,918
*	PT Panin Life Tbk	38,423,500	680,710
	PT Petrosea Tbk	76,000	43,518

10

*	PT Polychem Indonesia Tbk	14,413,500	$219,180
	PT Ramayana Lestari Sentosa Tbk	650,000	57,114
	PT Samudera Indonesia Tbk	415,500	232,806
	PT Selamat Semp Tbk	10,624,000	471,722
	PT Semen Gresik Tbk	65,312,410	37,240,423
	PT Sinar Mas Agro Resources & Technology Tbk	8,192,900	9,009,864
	PT Summarecon Agung Tbk	3,675,000	358,560
*	PT Sunson Textile Manufacturer Tbk	6,012,000	258,652
*	PT Suparma Tbk	3,995,345	99,159
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	40,949
*	PT Suryainti Permata Tbk	4,344,500	872,806
	PT Tempo Scan Pacific Tbk	64,660,000	4,478,051
	PT Tigaraksa Satria Tbk	718,200	25,749
	PT Trias Sentosa Tbk	29,527,200	599,693
	PT Trimegah Sec Tbk	34,298,000	927,126
	PT Tunas Ridean Tbk	10,810,000	1,222,684
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	701,434
*	PT Unggul Indah Cahaya Tbk	371,435	100,900
TOTAL COMMON STOCKS			271,721,928

RIGHTS/WARRANTS — (0.0%)
*	PT Bakrieland Development Tbk Warrants 04/30/10	7,865,025	360,065
*	PT Budi Acid Jaya Tbk Warrants 01/11/12	2,136,666	34,177
*	PT Matahari Putra Prima Tbk Warrants 01/12/10	5,451,425	34,278
*	PT Summarecon Agung Tbk Rights 06/21/10	262,500	7,239
TOTAL RIGHTS/WARRANTS			435,759

TOTAL — INDONESIA			272,157,687

ISRAEL — (2.5%)
COMMON STOCKS — (2.5%)
*	Afcon Industries, Ltd.	1,451	10,378
*	Africa Israel Industries, Ltd.	7,006	515,050
*	American Israeli Paper Mills, Ltd.	23,254	1,485,873
	Ashtrom Properties, Ltd.	171,400	191,061
	Azorim Investment Development & Construction Co., Ltd.	299,403	3,729,611
	Bank Hapoalim B.M.	14,182,489	60,597,861
	Bank Leumi Le-Israel	13,378,631	61,469,279
	Bank of Jerusalem, Ltd.	71,150	111,568
	Baran Group, Ltd.	90,555	1,723,395
	Blue Square Chain Investments and Properties, Ltd.	33,400	237,275
	Clal Industries, Ltd.	773,796	3,827,791
*	Delta-Galil Industries, Ltd.	131,707	693,835
	Dexia Isreal, Ltd.	1,050	108,933
	Discount Investment Corp.	283,611	7,377,237
	Elbit Medical Imaging, Ltd.	141,338	6,090,993
*	Electra (Israel), Ltd.	13,319	1,724,827
*	Elron Electronic Industries, Ltd.	274,956	2,581,338
*	Feuchtwanger Investments, Ltd.	10,500	35
*	First International Bank of Israel, Ltd. (6123804)	752,360	1,845,157
*	First International Bank of Israel, Ltd. (6123815)	294,660	3,552,809
*	Formula Systems, Ltd.	91,685	1,139,556
*	Formula Vision Technologies, Ltd.	1	—

11

*	Granite Hacarmel Investments, Ltd.	142,500	$296,313
	IDB Development Corp., Ltd. Series A	299,281	9,093,680
	Industrial Building Corp., Ltd.	937,191	2,366,101
	Israel Cold Storage & Supply Co., Ltd.	7,000	56,606
	Israel Petrochemical Enterprises, Ltd.	197,712	1,502,074
*	Israel Salt Industries, Ltd.	158,462	853,533
*	Israel Steel Mills, Ltd.	97,000	1,035
*	Jerusalem Oil Exploration, Ltd.	27,096	423,041
*	Kardan Israel, Ltd.	2,237	8,140
*	Knafaim Arkia Holdings, Ltd.	117,857	1,080,732
	Koor Industries, Ltd.	149,180	10,515,252
	Leader Holding & Investments, Ltd.	197,439	344,744
	Liberty Properties, Ltd.	3,457	43,829
*	Makhteshim-Agan Industries, Ltd.	227,355	1,895,064
*	Mer Industries, Ltd.	19,959	109,712
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	72,330
*	Metalink, Ltd.	11,000	31,050
*	Middle East Tube Co., Ltd.	18,000	42,128
*	Miloumor, Ltd.	97,997	233,339
*	Minrav Holdings, Ltd.	2,000	115,379
	Mivtach Shamir Holdings, Ltd.	10,944	323,305
*	Naphtha Israel Petroleum Corp.	407,900	193,886
*	OCIF Investments and Development, Ltd.	14,180	335,765
*	Orckit Communications, Ltd.	109,096	868,558
*	Property and Building Corp., Ltd.	15,803	1,582,475
*	Retalix, Ltd.	71,662	1,161,909
*	Scailex Corp., Ltd.	423,455	4,071,009
	Suny Electronic Inc., Ltd.	90,241	300,392
	Super-Sol, Ltd. Series B	793,301	3,349,145
	Team Computer & Systems, Ltd.	6,937	263,806
*	The Israel Land Development Co., Ltd.	182,187	1,354,256
*	Tower Semiconductor, Ltd.	578,773	568,045
* #	TTI Team Telecom International, Ltd. ADR	18,170	40,883
	Union Bank of Israel, Ltd.	499,194	2,528,198
	United Mizrahi Bank, Ltd.	1,696,011	12,876,811
	Urdan Industries, Ltd.	526,698	648,417
	Ytong Industries, Ltd.	173,581	172,173

TOTAL — ISRAEL			218,736,977

MALAYSIA — (4.4%)
COMMON STOCKS — (4.4%)
	A&M Realty Berhad	854,200	169,069
*	Advanced Synergy Capital Berhad	153,500	19,896
	Affin Holdings Berhad	9,805,900	6,802,267
	Alliance Financial Group Berhad	5,187,100	4,604,612
	Al-’Aqar KPJ REIT	109,921	33,027
	Aluminum Co. of Malaysia Berhad	250,000	85,262
*	AMBD Berhad	2,782,700	212,438
	AMMB Holdings Berhad	21,388,662	24,596,333
	Ancom Berhad	413,437	123,020
	Ann Joo Resources Berhad	1,293,000	1,272,357
	APM Automotive Holdings Berhad	1,024,700	701,553
	Apollo Food Holdings Berhad	198,400	169,964
	Asas Dunia Berhad	524,700	154,407

12

	Asia Pacific Land Berhad	5,644,300	$607,285
	Asiatic Development Berhad	1,918,900	5,516,348
	Bandar Raya Developments Berhad	3,669,100	2,093,806
	Batu Kawan Berhad	2,309,250	8,139,512
	Berjaya Corp. Berhad	15,708,680	5,735,961
*	Berjaya Corp. Berhad ICULS	36,680,990	7,750,718
	Berjaya Land Berhad	3,425,000	6,281,496
	Bernas Padiberas Nasional Berhad	4,807,300	3,074,481
	Bimb Holdings Berhad	1,544,700	602,275
	Bina Darulaman Berhad	118,000	33,286
	Binaik Equity Berhad	149,800	28,788
	Bolton Properties Berhad	1,277,400	365,331
	Boustead Holdings Berhad	3,343,400	5,134,434
	Boustead Properties Berhad	343,700	408,998
	Cahya Mata Sarawak Berhad	1,401,400	881,740
	Chemical Co. of Malaysia Berhad	311,000	258,250
	Chin Teck Plantations Berhad	296,600	717,535
	Choo Bee Metal Industries Berhad	339,700	229,033
*	Country Heights Holdings Berhad	174,000	60,220
	Cycle & Carriage Bintang Berhad	249,800	167,328
*	Damansara Realty Berhad	2,955,600	243,549
*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	245,718
	DNP Holdings Berhad	1,431,800	588,623
	DRB-Hicom Berhad	7,715,700	3,351,477
	Eastern & Oriental Berhad (6468754)	1,863,766	1,320,462
	Eastern & Oriental Berhad (B19ZLW1)	283,149	221,591
	Eastern Pacific Industrial Corp. Berhad	497,700	306,550
	ECM Libra Financial Group Berhad	6,220,730	1,648,297
	EON Capital Berhad	1,459,607	2,281,635
*	Equine Capital Berhad	690,000	332,843
	Esso Malaysia Berhad	905,500	596,191
	Far East Holdings Berhad	388,800	762,539
	Focal Aims Holdings Berhad	424,000	43,955
*	Fountain View Development Berhad	2,573,200	177,212
	Gamuda Berhad	10,059,200	12,230,317
	General Corp. Berhad	1,681,400	620,551
	Globetronics Technology Berhad	360,000	25,620
	Glomac Berhad	1,609,100	587,532
	Gold IS Berhad	1,598,600	888,568
*	Golden Plus Holdings Berhad	201,000	51,778
	Gopeng Berhad	273,900	68,321
	Grand United Holdings Berhad	1,387,700	295,946
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	308,781
	Hap Seng Consolidated Berhad	1,779,200	1,396,479
	Hong Leong Financial Group Berhad	1,249,437	1,809,108
	Hong Leong Industries Berhad	1,225,800	1,523,989
	Hume Industries (Malaysia) Berhad	537,667	624,109
	Hunza Properties Berhad	1,033,300	766,322
	Hwang-DBS (Malaysia) Berhad	908,700	536,723
	IGB Corp. Berhad	11,062,600	6,552,513
	IJM Corp. Berhad	5,666,500	12,723,227
	IJM Plantations Berhad	115,400	149,622
*	Insas Berhad	3,779,000	685,574

13

	Integrated Logistics Berhad	1,222,800	$330,352
	IOI Corp. Berhad	1,852,500	4,607,545
	IOI Properties Berhad	13,600	53,939
*	Jaks Resources Berhad	3,438,000	1,114,265
	Jaya Tiasa Holdings Berhad	1,185,135	1,354,440
	Jerneh Asia Berhad	425,120	206,229
	K & N Kenanga Holdings Berhad	2,209,100	566,386
*	Karambunai Corp. Berhad	6,839,800	220,158
	Keck Seng (Malaysia) Berhad	1,663,400	2,332,014
	Kian Joo Can Factory Berhad	3,566,680	1,373,244
*	KIG Glass Industrial Berhad	260,000	2,442
	Kim Hin Industry Berhad	453,800	192,254
	Kim Loong Resources Berhad	232,000	262,722
	KLCC Property Holdings Berhad	5,492,000	5,409,368
	Knusford Berhad	153,300	71,678
	KPJ Healthcare Berhad	1,570,300	1,561,527
	KrisAssets Holdings Berhad	250,377	193,416
	KSL Holdings Berhad	189,466	71,220
	Kuala Lumpur Kepong Berhad	2,100,050	12,043,271
*	Kub Malaysia Berhad	6,829,000	1,459,731
	Kuchai Development Berhad	345,600	103,439
	Kulim Malaysia Berhad	2,050,825	5,721,897
*	Kumpulan Europlus Berhad	1,702,900	271,822
	Kumpulan Fima Berhad	585,100	94,348
*	Kumpulan Hartanah Selangor Berhad	520,000	105,331
	Kwantas Corp. Berhad	246,000	403,613
*	Land & General Berhad	14,757,000	1,534,641
	Landmarks Berhad	1,497,200	1,172,406
*	LBS Bina Group Berhad	1,607,000	227,383
	Leader Universal Holdings Berhad	6,643,033	1,907,009
	Leong Hup Holdings Berhad	1,469,800	520,691
*	Lien Hoe Corp. Berhad	1,997,150	128,041
*	Lion Corp Berhad	1,520,200	243,860
	Lion Diversified Holdings Berhad	1,682,500	824,193
	Lion Industries Corp. Berhad	4,734,381	2,888,564
	MAA Holdings Berhad	888,700	351,752
	Malaysia Building Society Berhad	419,000	141,770
*	Malaysian Airlines System Berhad	387,067	494,595
	Malaysian Bulk Carriers Berhad	1,712,725	2,177,984
	Malaysian Mosaics Berhad	354,240	124,692
*	Malaysian Resources Corp. Berhad	4,575,700	2,821,092
	Marco Holdings Berhad	1,710,000	60,594
	MBM Resources Berhad	487,533	457,393
*	Measat Global Berhad	377,500	184,560
	Mega First Corp. Berhad	1,101,700	426,813
	Melewar Industrial Group Berhad	1,294,300	448,836
	Merge Housing Berhad	58,952	10,576
	Metro Kajang Holdings Berhad	535,333	222,167
*	Metroplex Berhad	817,000	—
	Mieco Chipboard Berhad	873,900	169,017
	MISC Berhad	15,000	41,050
	MK Land Holdings Berhad	6,778,500	1,262,046
	MMC Corp. Berhad	6,970,479	8,180,053
	MNRB Holdings Berhad	1,150,800	1,736,403
	MTD ACPI Engineering Berhad	2,193,100	1,052,177

14

	MTD Infraperdana Berhad	6,166,300	$1,456,673
	Muda Holdings Berhad	706,000	75,714
	Muhibbah Engineering Berhad	748,000	705,432
*	MUI Properties Berhad	1,314,000	72,888
*	Mulpha International Berhad	11,817,500	3,763,811
	Multi-Purpose Holdings Berhad	1,974,000	1,254,427
	MWE Holdings Berhad	458,000	145,117
*	Naluri Berhad	3,491,300	794,612
*	Narra Industries Berhad	154,200	28,576
	NCB Holdings Berhad	2,381,700	2,255,059
	Negri Sembilan Oil Palms Berhad	167,600	231,253
	New Straits Times Press (Malaysia) Berhad	1,751,100	975,029
	NV Multi Corp. Berhad	671,800	152,806
	Nylex (Malaysia) Berhad	328,550	136,326
	OKS Property Holdings Berhad	373,356	87,132
	Oriental Holdings Berhad	3,021,116	5,422,991
	Oriental Interest Berhad	170,000	71,155
	OSK Holdings Berhad	5,309,618	3,189,813
	OSK Ventures Interantional Berhad	66,000	29,109
	P.I.E. Industrial Berhad	323,600	512,002
	Pacific & Orient Berhad	283,365	127,027
	Pacificmas Berhad	305,000	404,429
*	Pan Malaysia Cement Works Berhad	1,271,800	76,593
	Panasonic Manufacturing Malaysia Berhad	339,180	1,151,671
*	Paracorp Berhad	252,000	789
	Paramount Corp. Berhad	203,900	144,205
*	Parkson Holdings Berhad	2,519,790	6,073,660
	PBA Holdings Berhad	1,502,500	561,942
	Pelikan International Corp. Berhad	148,680	183,519
*	Permaju Industries Berhad	1,714,300	256,460
	Petronas Dagangan Berhad	970,900	2,534,668
	PJ Development Holdings Berhad	2,768,800	580,515
	PK Resources Berhad	5,300	1,359
*	Pos Malaysia & Services Holdings Berhad	3,633,817	2,277,939
	PPB Group Berhad	6,909,466	23,115,473
*	Prime Utilities Berhad	46,000	4,198
*	Promet Berhad	140,000	—
	Protasco Berhad	282,200	78,806
*	Proton Holdings Berhad	3,652,500	4,630,882
*	Pulai Springs Berhad	159,800	51,524
*	Ramunia Holdings Berhad	2,434,780	1,199,597
	Ranhill Berhad	4,323,500	2,292,943
*	RB Land Holdings Berhad	742,900	528,848
	RHB Capital Berhad	3,940,800	6,045,409
*	Salcon Berhad	574,000	160,313
*	Sapura Resources Berhad	286,800	23,294
	Sarawak Energy Berhad	4,681,000	3,052,847
	Sarawak Oil Palms Berhad	150,700	276,594
	Scientex, Inc. Berhad	645,048	230,689
	Selangor Dredging Berhad	1,312,700	321,957
	Shangri-La Hotels (Malaysia) Berhad	738,000	564,351
	Shell Refining Co. Federation of Malaysia Berhad	164,900	569,489
	SHL Consolidated Berhad	1,008,700	509,340
*	Silverstone Corp. Berhad	8,690	177
*	Sime Darby Berhad	10,192,211	37,010,378

15

	Southern Acids (Malaysia) Berhad	44,000	$24,941
	Southern Steel Berhad	865,300	614,162
	Store Corp. Berhad	124,630	113,878
	Subur Tiasa Holdings Berhad	438,600	473,596
	Sunrise Berhad	1,538,784	1,120,054
	Sunway City Berhad	2,358,700	2,166,336
*	Sunway Holdings Berhad	4,077,900	1,788,299
	Suria Capital Holdings Berhad	590,800	491,366
	Symphony House Berhad	510,960	47,263
	TA Enterprise Berhad	10,119,100	3,489,847
	Tahp Group Berhad	27,000	30,251
*	Talam Corp. Berhad	5,944,350	398,831
	Tamco Corp. Holdings Berhad	219,500	55,533
	Tan Chong Motor Holdings Berhad	5,338,300	3,110,470
	TDM Berhad	1,059,200	680,640
	Tekala Corp. Berhad	337,700	83,817
	TH Group Berhad	1,975,800	473,172
*	Time Dotcom Berhad	8,911,700	1,519,865
	Tiong Nam Transport Holdings Berhad	171,500	48,092
	Tradewinds (Malaysia) Berhad	844,200	1,020,768
	Tradewinds Plantation Berhad	779,600	947,926
	TSR Capital Berhad	157,900	68,358
	UAC Berhad	77,398	102,723
	UEM World Berhad	3,852,300	4,133,943
	UMW Holdings Berhad	2,916,886	6,346,213
	Unico-Desa Plantations Berhad	4,321,228	1,431,383
	Unisem (M) Berhad	4,666,700	2,142,423
	United Malacca Rubber Estates Berhad	450,100	1,116,229
	United Plantations Berhad	698,100	3,094,883
*	Utama Banking Group Berhad	1,811,200	1,332,378
	Utusan Melayu (Malaysia) Berhad	449,500	151,532
	VS Industry Berhad	1,048,780	999,538
	Warisan TC Holdings Berhad	109,850	70,315
	WTK Holdings Berhad	2,262,250	1,610,586
	Yeo Hiap Seng (Malaysia) Berhad	355,320	172,223
	YTL Corp. Berhad	5,993,600	14,304,771
	YTL Power International Berhad	399,573	314,683
	Yu Neh Huat Berhad	2,169,400	1,705,610
	Zelan Berhad	1,017,000	1,047,706
TOTAL COMMON STOCKS			386,180,176

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	107,486
*	Malayan United Industries Berhad A2	1,526,067	100,321
TOTAL PREFERRED STOCKS			207,807

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	442,822
*	Jerneh Asia Berhad Rights	159,420	23,954
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	1,427
*	OSK Property Berhad Warrants 04/05/09	93,339	6,793
*	Salcon Berhad Warrants 05/17/14	143,500	26,054
*	Sarawak Oil Palms Berhad Rights 03/27/08	45,210	50,241

16

*	Sarawak Oil Palms Berhad Warrants 01/19/11	23,250	$34,207
TOTAL RIGHTS/WARRANTS			585,498

TOTAL — MALAYSIA			386,973,481

MEXICO — (7.2%)
COMMON STOCKS — (7.2%)
#	Alfa S.A.B. de C.V. Series A	6,037,464	37,769,383
	Cemex S.A.B. de C.V. Sponsored ADR	8,115,325	223,577,204
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	195,000	10,225,800
	Consorcio ARA S.A.B. de C.V.	951,800	990,014
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	326,779
#	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	20,233,940
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,666,486	3,905,583
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,687
	Corporativo Fragua S.A.B. de C.V. Series B	70	788
*	Desc S.A. de C.V. Series B	2,072,467	1,915,726
*	Dine S.A.B. de C.V.	1,848,267	1,803,398
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	112,045
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,840,896
	Embotelladora Arca S.A.B. de C.V., Mexico	458,003	1,796,090
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	7,563
* #	Empresas ICA S.A.B. de C.V.	2,356,372	14,182,235
*	Empresas ICA S.A.B. de C.V. Sponsored ADR	321,828	7,672,380
#	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,464,000	5,864,202
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,149,795	45,991,800
*	GMD Resorts S.A.B. de C.V.	41,400	50,716
#	Gruma S.A.B. de C.V. ADR	85,416	990,826
	Gruma S.A.B. de C.V. Series B	3,347,050	9,647,379
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	298,989	13,744,524
	Grupo Aeroportuario del Sureste S.A.B. de C.V.	739,200	3,825,067
	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	186,833	9,700,369
#	Grupo Carso S.A.B. de C.V. Series A-1	13,173,051	57,808,907
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	15,907,166
#	Grupo Continental S.A.B. de C.V.	1,444,500	3,574,160
#	Grupo Financiero Inbursa S.A. de C.V. Series O	11,472,615	29,672,403
*	Grupo Gigante S.A.B. de C.V. Series B	324,076	662,374
	Grupo Herdez S.A.B. de C.V.	319,000	473,585
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,771,700	2,562,076
	Grupo Industrial Saltillo S.A.B. de C.V.	1,318,369	2,178,817
* #	Grupo Iusacell S.A.B. de C.V.	143,500	1,634,774
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	107,386
	Grupo Nutrisa S.A. de C.V.	428	444
	Grupo Posadas S.A. de C.V. Series L	356,000	629,897
*	Grupo Qumma S.A. de C.V. Series B	5,301	89
*	Impulsora Del Desarrollo Y El Empleo en America Latina, S.A. de C.V.	6,727,615	8,674,917
	Industrias Bachoco S.A.B. de C.V. Series B	823,600	1,999,402
* #	Industrias CH S.A.B. de C.V. Series B	4,678,852	18,108,162
#	Industrias Penoles S.A.B. de C.V.	1,277,400	29,817,927
#	Organizacion Soriana S.A.B. de C.V. Series B	16,434,200	43,563,673
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	1,071
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	2,837
*	Savia S.A. de C.V.	3,457,285	258,247

17

#	Vitro S.A.B. de C.V.	3,272,886	$5,653,445
#	Vitro S.A.B. de C.V. Sponsored ADR	330,736	1,699,983

TOTAL — MEXICO			641,169,136

PHILIPPINES — (0.7%)
COMMON STOCKS — (0.7%)
	A. Soriano Corp.	20,195,000	1,535,704
	Alaska Milk Corp.	7,953,000	977,875
*	Alsons Consolidated Resources, Inc.	16,904,000	246,714
*	Bacnotan Consolidated Industries, Inc.	2,341,817	745,110
*	Banco de Oro-EPCI, Inc.	5,115,420	6,600,920
*	Belle Corp.	31,340,000	716,531
	Cebu Holdings, Inc.	7,763,250	570,434
*	Digital Telecommunications Phils., Inc.	96,987,000	3,721,754
	DMCI Holdings, Inc.	5,354,000	1,041,275
*	Empire East Land Holdings, Inc.	24,860,000	386,301
*	Export & Industry Bank, Inc.	14,950	127
	Filinvest Development Corp.	6,763,500	619,702
*	Filinvest Land, Inc.	237,350,156	6,066,428
*	Filipina Water Bottling Corp.	5,471,786	—
	First Philippines Holdings Corp.	2,011,100	2,274,356
*	House of Investments, Inc.	700,000	30,123
	Megaworld Properties & Holdings, Inc.	82,784,600	4,926,425
	Metro Bank & Trust Co.	7,428,220	7,628,167
*	Mondragon International Philippines, Inc.	2,464,000	7,612
	Petron Corp.	22,111,000	3,311,153
*	Philippine National Bank	3,619,900	2,774,590
*	Philippine National Construction Corp.	398,900	40,417
*	Philippine Realty & Holdings Corp.	20,930,000	212,497
	Philippine Savings Bank	1,232,313	1,623,577
*	Prime Media Holdings, Inc.	409,000	5,104
*	Prime Orion Philippines, Inc.	13,400,000	145,008
*	RFM Corp.	4,976,400	54,462
	Rizal Commercial Banking Corp.	1,165,699	542,792
	Robinson’s Land Corp. Series B	6,162,700	1,722,217
	Security Bank Corp.	2,136,110	3,327,224
	Semirara Mining Corp.	141,700	198,113
	Shang Properties, Inc.	614,285	31,089
	SM Development Corp.	26,395,680	1,661,989
*	Solid Group, Inc.	19,668,000	305,180
	Union Bank of the Philippines	821,942	734,527
	Universal Robina Corp.	18,561,345	6,457,408

TOTAL — PHILIPPINES			61,242,905

POLAND — (2.5%)
COMMON STOCKS — (2.5%)
	Agora SA	476,224	8,921,202
*	Amica Wronki SA	174,355	1,286,240
	Asseco Poland SA	25,223	752,730
	Bank Millennium SA	5,515,278	17,592,415
	Bank Pekao SA	41,481	3,111,678
	Bank Przemyslowo Handlowy BPH SA	12,570	461,612
*	Boryszew SA	252,799	912,550

18

*	Budimex SA	103,953	$3,912,776
	Debica SA	110,153	4,881,793
*	Echo Investment SA	1,057,250	3,016,796
	Elektrobudowa SA	29,635	2,519,117
	Fabryki Mebli Forte SA	70,159	203,993
*	Farmacol SA	3,304	47,991
*	Ferrum SA	4,233	16,426
	Grupa Kety SA	85,385	4,348,028
	Grupa Lotos SA	839,119	12,146,982
	Impexmetal SA	6,026,700	14,973,636
	Kredyt Bank SA	317,313	2,829,696
*	Kroscienskie Huty Szkla Krosno SA	63,425	82,627
*	Lentex SA	158,570	1,694,751
*	MNI SA	287,468	450,740
*	Mostostal Export SA	879,352	1,680,731
*	Mostostal Warszawa SA	356,616	9,946,351
*	Mostostal Zabrze Holding SA	350,940	1,311,417
*	Netia Holdings SA	3,274,477	5,591,870
*	Opoczno SA	8,902	152,489
	Orbis SA	668,253	16,399,548
*	Polski Koncern Miesny Duda SA	157,279	350,716
*	Polski Koncern Naftowy Orlen SA	5,310,008	90,077,902
	Prokom Software SA	186,227	9,879,731
*	Raciborska Fabryka Kotlow SA	1,167,888	4,042,227
*	Stalexport SA	460,000	561,844
	Ster-Projekt SA	153,711	444,450
	Sygnity SA	22,007	342,805
*	Synthos SA	2,644,222	1,312,890
	Zelmer SA	3,000	75,260
TOTAL COMMON STOCKS			226,334,010

RIGHTS/WARRANTS — (0.0%)
*	Kroscienski Huty Szkla Krosno SA Rights	63,425	35,076

TOTAL — POLAND			226,369,086

SOUTH AFRICA — (8.7%)
COMMON STOCKS — (8.7%)
	ABSA Group, Ltd.	2,353,362	33,311,124
	Advtech, Ltd.	620,958	357,239
	Aeci, Ltd.	1,334,024	11,729,070
	Afgri, Ltd.	2,326,794	2,022,430
	African Bank Investments, Ltd.	3,484,414	13,726,799
	African Rainbow Minerals, Ltd.	1,544,126	39,855,389
*	AG Industries, Ltd.	1,340,058	332,576
	Allied Electronics Corp., Ltd.	543,184	2,550,802
	Amalgamated Appliance Holdings, Ltd.	1,148,822	247,955
	ArcelorMittal South Africa, Ltd.	2,266,514	53,749,460
	Argent Industrial, Ltd.	927,027	2,125,770
	AST Group, Ltd.	968,701	127,289
#	Aveng, Ltd.	2,124,618	16,700,436
	AVI, Ltd.	3,477,686	7,771,961
	Avusa, Ltd.	391,810	2,221,657
	Barloworld, Ltd.	2,022,480	24,353,303

19

	Bell Equipment, Ltd.	374,930	$2,385,983
	Business Connexion Group	465,381	285,369
	Capitec Bank Holdings, Ltd.	143,752	711,533
	Caxton & CTP Publishers & Printers, Ltd.	2,238,205	3,681,697
	City Lodge Hotels, Ltd.	6,227	59,790
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	1,770,481	7,202,196
	Datacentrix Holdings, Ltd.	603,757	309,503
*	Delta Electrical Industries, Ltd.	234,340	328,806
	Dimension Data Holdings P.L.C.	3,977,377	4,012,133
	Distell Group, Ltd.	680,989	4,665,502
	Dorbyl, Ltd.	184,041	182,201
*	Durban Roodeport Deep, Ltd.	194,447	242,114
*	Enaleni Pharmaceuticals, Ltd.	1,423,513	537,850
	Enviroserv Holdings, Ltd.	259,484	435,263
	Exxaro Resources, Ltd.	80,503	1,040,062
*	Freeworld Coatings, Ltd.	2,119,859	2,649,925
	Gold Fields, Ltd.	183,112	2,557,708
	Gold Fields, Ltd. Sponsored ADR	5,529,035	78,457,007
#	Gold Reef Resorts, Ltd.	344,218	1,181,497
	Grindrod, Ltd.	1,298,695	3,984,241
	Group Five, Ltd.	182,543	1,259,112
* #	Harmony Gold Mining Co., Ltd.	3,183,494	38,672,412
* #	Harmony Gold Mining Co., Ltd. Sponsored ADR	425,220	5,162,171
	Highveld Steel & Vanadilum Corp., Ltd.	268,788	5,094,373
	Hudaco Industries, Ltd.	134,909	1,260,812
#	Hulamin, Ltd.	757,380	2,172,270
	Iliad Africa, Ltd.	76,658	117,056
	Illovo Sugar, Ltd.	497,655	1,910,922
	Imperial Holdings, Ltd.	829,977	8,396,091
#	Investec, Ltd.	1,125,335	8,537,163
*	JCI, Ltd.	4,289,448	—
	JD Group, Ltd.	1,116,746	6,019,949
	Kap International Holdings, Ltd.	1,207,660	320,032
	Lewis Group, Ltd.	930,772	5,311,085
	Liberty Group, Ltd.	1,566,347	15,185,175
*	M Cubed Holdings, Ltd.	1,850,526	47,209
	Medi-Clinic Corp., Ltd.	1,032,627	2,886,508
*	Merafe Resources, Ltd.	9,817,457	3,012,376
	Metair Investments, Ltd.	994,366	1,430,716
*	Metorex, Ltd.	411,846	954,684
	Metropolitan Holdings, Ltd.	7,756,480	14,105,916
	Murray & Roberts Holdings, Ltd.	1,479,104	18,503,634
	Mustek, Ltd.	520,141	309,448
	Mvelaphanda Group, Ltd.	3,564,018	3,834,270
	Nampak, Ltd.	4,925,966	11,533,015
	Naspers, Ltd. Series N	78,824	1,491,872
	Nedbank Group, Ltd.	2,352,106	34,692,898
	New Clicks Holdings, Ltd.	2,651,056	5,020,185
	Northam Platinum, Ltd.	746,149	7,014,665
	Nu-World Holdings, Ltd.	158,299	345,898
	Oceana Group, Ltd.	482,566	1,048,471
	Omnia Holdings, Ltd.	405,946	3,884,232
*	Palabora Mining Co., Ltd.	69,265	1,020,472
	Peregrine Holdings, Ltd.	665,741	1,341,004

20

	Pretoria Portland Cement Co., Ltd.	2,927,992	$15,898,350
*	Product Co.	130,947	—
	PSG Group, Ltd.	637,899	1,685,270
*	Randgold & Exploration Co., Ltd.	256,811	—
	Redefine Income Fund, Ltd.	83,325	75,773
	Sanlam, Ltd.	28,259,449	67,157,915
	Sappi, Ltd.	1,311,653	16,212,439
	Sappi, Ltd. Sponsored ADR	602,200	7,407,060
	Sasol, Ltd. Sponsored ADR	1,309,923	67,081,157
	Spur Corp., Ltd.	171,875	183,377
#	Steinhoff International Holdings, Ltd.	9,195,876	21,120,565
	Sun International, Ltd.	139,784	2,324,696
	Super Group, Ltd.	2,030,145	2,191,756
	Telkom South Africa, Ltd.	1,022,486	18,232,539
#	Telkom South Africa, Ltd. Sponsored ADR	3,800	271,852
	Tiger Automotive, Ltd.	467,278	1,037,111
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett	721,298	7,760,470
	Trans Hex Group, Ltd.	509,906	604,666
	Trencor, Ltd.	1,060,981	3,719,486
	UCS Group, Ltd.	1,309,466	584,770
*	Value Group, Ltd.	874,662	201,428

TOTAL — SOUTH AFRICA			771,740,416

SOUTH KOREA — (9.8%)
COMMON STOCKS — (9.8%)
#	Aekyung Petrochemical Co., Ltd.	19,060	632,331
* #	Anam Electronics Co., Ltd.	24,280	181,874
* #	Asia Cement Manufacturing Co., Ltd.	10,728	696,922
* #	Asia Paper Manufacturing Co., Ltd.	34,410	394,532
#	AUK Corp.	40,090	110,757
#	BNG Steel Co., Ltd	30,250	430,631
#	Bohae Brewery Co., Ltd.	8,830	213,158
	Boo Kook Securities Co., Ltd.	27,705	868,986
#	Boryung Pharmaceutical Co., Ltd.	10,796	552,143
	BYC Co., Ltd.	810	185,838
*	Byuck San Corp.	10,472	138,101
* #	Byuck San Engineering and Construction Co., Ltd.	87,860	611,639
#	Cambridge Members Co., Ltd.	8,070	154,847
#	Cheil Industrial, Inc.	95,804	4,297,346
	Cho Kwang Leather Co., Ltd.	13,660	115,693
	Cho Kwang Paint Co., Ltd.	24,260	67,134
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	124,674
	Chon Bang Co., Ltd.	2,520	111,060
	Choongwae Pharmaceutical Corp.	4,870	197,291
	Chosun Refractories Co., Ltd.	8,170	836,260
#	Chungho Comnet Co., Ltd.	17,450	380,301
*	CJ Cheiljedang Corp.	505	144,393
*	CJ Corp.	32,902	2,464,041
* #	Comtec Systems Co., Ltd.	75,460	150,307
* #	Cosmochemical Co., Ltd.	47,640	296,546
#	Crown Confectionery Co., Ltd.	1,670	179,398
#	Dae Chang Industrial Co., Ltd.	25,740	215,002
#	Dae Dong Industrial Co., Ltd.	17,320	364,522

21

#	Dae Hyun Co., Ltd.	192,600	$172,085
#	Dae Sang Corp.	110,202	1,238,657
#	Dae Won Kang Up Co., Ltd.	21,320	413,267
* #	Dae Young Packaging Co., Ltd.	388,976	174,377
#	Daeduck Electronics Co., Ltd.	157,570	790,499
#	Daeduck Industries Co., Ltd.	54,840	430,486
	Daegu Bank Co., Ltd.	135,722	1,856,436
* #	Daehan Flour Mills Co., Ltd.	5,955	1,177,718
*	Daehan Pulp Co., Ltd.	15,051	84,436
	Daehan Synthetic Fiber Co., Ltd.	5,193	763,149
#	Daekyo Co., Ltd.	24,460	2,013,604
#	Daelim Industrial Co., Ltd.	96,827	15,067,033
	Daelim Trading Co., Ltd.	31,734	167,199
	Daesang Farmsco Co., Ltd.	42,230	74,735
#	Daesang Holdings Co., Ltd.	33,096	170,795
#	Daesung Industrial Co., Ltd.	8,895	1,369,224
* #	Daewon Cable Co., Ltd.	13,570	172,285
	Daewon Pharmaceutical Co., Ltd.	39,180	198,337
* #	Daewoo Electronic Components Co., Ltd.	28,158	125,818
#	Daewoo Motor Sales Corp.	93,860	3,202,302
#	Daewoong Co., Ltd.	14,890	660,139
	Dahaam E-Tec Co., Ltd.	5,985	201,121
#	Daishin Securities Co., Ltd.	201,051	5,222,309
* #	Daiyang Metal Co., Ltd.	77,290	547,246
#	Daou Technology, Inc.	98,850	968,048
	DC Chemical Co., Ltd.	1,370	490,264
#	DI Corp.	101,890	236,277
	Digital Power Communications Co., Ltd.	113,840	210,486
	Dong Ah Tire Industrial Co., Ltd.	51,594	477,231
*	Dong Hai Pulp Co., Ltd.	14,310	173,722
	Dong IL Rubber Belt Co., Ltd.	39,459	127,217
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	578,157
* #	Dong Won Co., Ltd.	14,220	273,970
	Dongbang Agro Co., Ltd.	53,610	377,672
#	Dongbang Transport Logistics Co., Ltd.	10,350	309,726
#	Dongbu Corp.	73,520	1,493,192
* #	Dongbu HiTek Co., Ltd.	98,304	918,823
#	Dongbu Securities Co., Ltd.	75,776	782,294
* #	Dongbu Steel Co., Ltd.	92,198	1,121,613
	Dong-Il Corp.	6,223	502,045
*	Dongkook Industrial Co., Ltd.	16,200	80,177
#	Dongkuk Steel Mill Co., Ltd.	176,412	7,891,259
#	Dongsu Industrial Co., Ltd.	27,140	516,508
	Dongsung Chemical Co., Ltd.	9,530	133,996
* #	Dongsung Pharmaceutical Co., Ltd.	18,510	209,508
	Dongwon F&B Co., Ltd.	8,706	482,717
	Dongwon Industries Co., Ltd.	7,116	742,710
*	Dongyang Engineering & Construction Corp.	6,597	301,591
*	Dongyang Express Bus Corp.	3,729	118,442
#	Dongyang Mechatronics Corp.	46,027	338,641
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	213,629
	DPI Co., Ltd.	22,738	203,008
	Duck Yang Industry Co., Ltd.	4,000	45,431
#	Ducsung Co., Ltd.	45,260	134,467
* #	Eagon Industrial Co., Ltd.	11,400	233,184

22

*	En Paper Manufacturing Co., Ltd.	46,660	$127,322
	Enex Co., Ltd.	5,960	83,932
	e-Starco Co., Ltd.	170,050	154,159
#	F&F Co., Ltd.	62,660	278,772
*	Feelux Co., Ltd.	95,500	155,440
* #	First Fire & Marine Insurance Co., Ltd.	28,830	240,263
#	Fursys, Inc.	24,120	585,616
	Gaon Cable Co., Ltd.	12,730	532,896
#	Global & Yuasa Battery Co., Ltd.	44,940	391,565
	Green Cross Corp.	10,540	1,038,086
	GS Holdings Corp.	285,000	13,817,272
#	Hae In Co., Ltd.	55,050	328,497
#	Halla Engineering & Construction Corp.	38,260	1,414,557
* #	Han All Pharmaceutical Co., Ltd.	79,410	238,918
#	Han Kuk Carbon Co., Ltd.	25,070	169,387
#	Han Yang Securities Co., Ltd.	41,750	838,916
	Hana Financial Group, Inc.	88,972	3,947,954
	Handok Pharmaceuticals Co., Ltd.	18,150	347,970
#	Handsome Corp.	90,060	1,035,641
*	Handsome P&D Corp.	23,940	338,825
#	Hanil Cement Manufacturing Co., Ltd.	25,603	2,478,607
* #	Hanil Construction Co., Ltd.	38,025	567,617
#	Hanil E-Wha Co., Ltd.	135,210	312,604
	Hanil Iron & Steel Co., Ltd.	1,815	56,656
	Hanjin Heavy Industries and Construction Co., Ltd.	114,787	7,032,200
* #	Hanjin Heavy Industry Co., Ltd.	44,690	1,582,335
#	Hanjin Shipping Co., Ltd.	250,060	9,465,100
#	Hanjin Transportation Co., Ltd.	38,000	1,527,986
	Hankook Cosmetics Co., Ltd.	110,860	414,091
	Hankook Shell Oil Co., Ltd.	1,880	178,289
	Hankook Tire Manufacturing Co., Ltd.	335,120	5,101,123
* #	Hankuk Glass Industries, Inc.	29,050	973,455
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	554,052
	Hansae Co., Ltd.	43,890	185,403
#	Hanshin Construction Co., Ltd.	19,880	627,794
* #	Hansol Chemical Co., Ltd.	35,837	310,900
* #	Hansol Paper Co., Ltd.	158,874	1,868,998
#	Hanssem Co., Ltd.	49,690	394,127
* #	Hansung Enterprise Co., Ltd.	9,410	58,064
*	Hanwha Chemical Corp.	267,600	4,906,025
#	Hanwha Securities Co., Ltd.	122,490	1,595,504
*	Hanwha Timeworld Co., Ltd.	9,000	132,636
* #	Heavy Industries	59,460	298,064
	Heung-A Shipping Co., Ltd.	63,680	187,593
* #	Honam Petrochemical Corp.	60,759	5,909,010
#	Hotel Shilla Co., Ltd.	67,520	2,011,289
*	HS R&A Co., Ltd.	12,680	130,163
#	Huchems Fine Chemical Corp.	38,970	962,783
* #	Huneed Technologies	9,003	75,921
#	Husteel Co., Ltd.	22,160	364,438
#	Hwa Sung Industrial Co., Ltd.	44,200	643,285
	Hwacheon Machine Tool Co., Ltd.	2,050	103,799
	Hwacheon Machinery Works Co., Ltd.	4,490	76,825
* #	Hwashin Co., Ltd.	59,700	162,121
#	Hyosung T & C Co., Ltd.	124,047	8,151,113

23

*	Hyundai Cement Co., Ltd.	17,245	$651,838
#	Hyundai Department Store H & S Co., Ltd.	15,752	1,273,408
#	Hyundai DSF Co., Ltd.	27,180	352,198
#	Hyundai Elevator Co., Ltd.	10,770	1,134,623
#	Hyundai Hysco	270,550	2,568,963
* #	Hyundai Merchant Marine Co., Ltd.	139,351	5,835,982
	Hyundai Mobis	3,297	253,074
#	Hyundai Motor Co., Ltd.	764,050	53,572,993
	Hyundai Pharmaceutical Ind. Co., Ltd.	10,470	495,544
#	Hyundai Securities Co., Ltd.	472,919	8,266,922
#	Hyundai Steel Co.	238,900	18,483,332
#	Il Dong Pharmaceutical Co., Ltd.	20,084	897,957
	Il Sung Construction Co., Ltd.	7,660	84,342
* #	Iljin Diamond Co., Ltd.	11,368	158,158
*	Iljin Display Co., Ltd.	14,591	199,866
	Ilshin Spinning Co., Ltd.	5,070	411,707
#	Ilsung Pharmaceutical Co., Ltd.	9,060	1,125,962
#	InziControls Co., Ltd.	27,640	137,583
* #	ISU Chemical Co., Ltd.	19,790	241,616
#	IsuPetasys Co., Ltd.	116,640	185,270
#	Jahwa Electronics Co., Ltd.	69,130	445,360
#	Jeil Mutual Savings Bank	40,900	296,921
	Jeil Pharmaceutical Co.	29,220	335,236
#	Jeonbuk Bank, Ltd.	170,944	1,456,815
*	Jinro, Ltd.	57	19,504
* #	Joongang Construction Co., Ltd.	20,550	307,024
#	K.C. Tech Co., Ltd.	82,240	448,903
#	KCC Corp.	29,050	17,127,031
	KCTC	6,030	165,489
#	Keangnam Enterprises, Ltd.	53,600	2,114,676
* #	KEC Corp.	116,249	139,966
* #	KEC Holdings Co., Ltd.	38,749	80,380
#	Keyang Electric Machinery Co., Ltd.	187,450	504,736
* #	KG Chemical Corp.	36,983	474,085
* #	Kia Motors Corp.	931,590	9,526,620
#	KISWIRE, Ltd.	38,524	1,767,739
	Kodenshi Korea Corp.	64,590	173,022
* #	Kolon Industries, Inc.	60,719	1,602,539
#	Korea Cast Iron Pipe Co., Ltd.	44,688	239,590
* #	Korea Circuit Co., Ltd.	57,220	239,729
#	Korea Development Co., Ltd.	40,490	742,601
#	Korea Development Leasing Corp.	9,522	410,330
#	Korea Electric Terminal Co., Ltd.	42,160	940,919
	Korea Exchange Bank	482,380	6,745,546
#	Korea Export Packing Industries Co., Ltd.	5,420	68,309
	Korea Fine Chemical Co., Ltd.	6,795	526,820
* #	Korea Flange Co., Ltd.	18,630	275,954
#	Korea Investment Holdings Co., Ltd.	167,096	9,065,345
#	Korea Iron & Steel Co., Ltd.	38,530	3,122,128
#	Korea Kolmar Co., Ltd.	20,300	75,135
#	Korea Komho Petrochemical Co., Ltd.	48,369	2,654,364
	Korea Line Corp.	1,718	357,067
#	Korea Mutual Savings Bank	18,280	495,549
* #	Korea Petrochemical Industry Co., Ltd.	17,160	835,751
#	Korea Polyol Co., Ltd.	9,632	555,343

24

	Korea Zinc Co., Ltd.	35,825	$5,409,164
	Korean Air Co., Ltd.	205,694	15,541,080
* #	Korean Air Terminal Service Co., Ltd.	10,970	647,875
#	Korean French Banking Corp.	159,610	262,538
* #	KP Chemical Corp.	304,576	3,003,939
#	KPC Holdings Corp.	7,249	403,549
*	KT Freetel, Ltd.	458,000	11,944,893
* #	KTB Network, Ltd.	129,810	1,346,975
#	Kukdo Chemical Co., Ltd.	15,960	417,311
*	Kukdong Corp.	32,500	40,471
	Kukje Pharm Ind. Co., Ltd.	30,180	102,531
#	Kumho Electronics Co., Ltd.	3,969	116,092
#	Kumho Industrial Co., Ltd.	74,975	3,641,556
#	Kumho Tire Co., Inc.	216,000	2,540,236
#	Kumkang Industrial Co., Ltd.	11,170	145,130
	Kunsul Chemical Industrial Co., Ltd.	22,480	426,124
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	1,036,185
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	145,906
#	Kyeryong Construction Industrial Co., Ltd.	26,510	1,121,599
#	Kyobo Securities Co., Ltd.	67,440	1,590,159
	Kyung Dong Navien Co., Ltd.	3,450	88,716
* #	Kyungbang Co., Ltd.	1,856	292,289
	Lee Ku Industrial Co., Ltd.	60,490	114,529
	LG Chemical, Ltd.	199,708	16,691,736
	LG Corp.	362,105	25,185,018
	LG Dacom Corp.	81,230	1,359,001
#	LG Electronics, Inc.	427,627	46,056,931
#	LG Fashion Corp.	50,470	1,342,798
#	LG International Corp.	82,553	1,472,129
#	LG Phillips LCD Co., Ltd.	444,000	21,094,257
*	Lotte Chilsung Beverage Co., Ltd.	1,420	1,526,365
*	Lotte Confectionary Co., Ltd.	3,625	5,312,455
* #	Lotte Sam Kang Co., Ltd.	4,440	1,026,337
#	LS Cable, Ltd.	67,340	6,364,677
*	Maniker Co., Ltd.	247,030	211,198
#	Meritz Securities Co., Ltd.	163,667	1,466,652
	Mi Chang Oil Industrial Co., Ltd.	3,650	135,884
#	MonAmi Co., Ltd.	9,490	119,951
#	Moorim Paper Co., Ltd.	57,710	538,466
*	Motonic Corp.	640	60,473
#	Namhae Chemical Corp.	70,640	1,864,173
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	390,775
*	Namsun Aluminum Co., Ltd.	14,470	98,566
#	Namyang Dairy Products Co., Ltd.	1,985	1,609,654
	Nasan Co., Ltd.	9,654	237,060
	Nexen Corp.	5,680	177,597
#	Nexen Tire Corp.	4,820	174,999
#	NH Investment & Securities Co., Ltd.	54,071	585,216
#	Nong Shim Holdings Co., Ltd.	7,060	590,219
#	Noroo Paint Co., Ltd.	37,899	184,735
#	Ottogi Corp.	10,309	1,375,857
#	Pacific Pharmaceutical Co., Ltd.	3,840	145,183
	Pang Rim Co., Ltd.	15,040	369,510
*	Pantech & Curitel Communications, Inc.	2,834	—
*	Pantech Co., Ltd.	10,374	—

25

#	PaperCorea, Inc.	19,552	$172,097
#	Pohang Coated Steel Co., Ltd.	15,650	374,744
#	Poong Lim Industrial Co., Ltd.	74,350	678,742
#	Poong San Corp.	123,590	2,531,167
	POSCO	420	231,010
#	POSCO ADR	1,060,011	143,419,488
#	Pulmuone Co., Ltd.	15,710	765,584
	Pum Yang Construction Co., Ltd.	21,917	370,787
	Pusan Bank	431,650	5,712,060
#	Pusan City Gas Co., Ltd.	37,100	976,008
* #	Pyung Hwa Holdings Co., Ltd.	42,576	106,825
#	Pyung Hwa Industrial Co., Ltd.	42,488	165,811
#	S&T Corp.	19,434	392,918
*	S&T Corp.	5,166	393,359
#	S&T Dynamics Co., Ltd.	138,204	1,203,455
* #	Saehan Industries, Inc.	162,470	1,041,817
* #	Saehan Media Corp.	38,923	165,888
#	Sam Kwang Glass Industrial Co., Ltd.	15,850	627,010
*	Sam Whan Camus Co., Ltd.	9,400	113,955
	Sam Yung Trading Co., Ltd.	13,840	80,027
* #	Sambu Construction Co., Ltd.	23,868	1,445,387
#	Samho International Co., Ltd.	12,120	214,813
	Samhwa Crown and Closure Co., Ltd.	3,100	77,163
	Samhwa Paints Industrial Co., Ltd.	48,610	170,561
* #	Samick Musical Instruments Co., Ltd.	621,710	539,761
*	Samsung Climate Control Co., Ltd.	11,990	103,731
	Samsung Corp.	632,820	38,604,868
#	Samsung Electro-Mechanics Co., Ltd.	99,520	4,586,686
*	Samsung Electronics Co., Ltd.	52,988	15,799,628
#	Samsung Fine Chemicals Co., Ltd.	89,080	5,320,204
* #	Samsung SDI Co., Ltd.	166,550	11,612,106
* #	Samwhan Corp.	40,500	920,211
#	Samyang Corp.	30,176	1,532,862
#	Samyang Genex Co., Ltd.	9,472	633,377
	Samyang Tongsang Co., Ltd.	8,060	342,466
*	Samyoung Chemical Co., Ltd.	2,820	25,588
#	Samyoung Electronics Co., Ltd.	56,300	718,089
*	SAVEZONE I&C Corp.	166,200	512,619
	SC Engineering Co., Ltd.	34,640	141,318
#	Seah Besteel Corp.	31,400	529,367
#	SEAH Holdings Corp.	10,789	1,093,110
#	SEAH Steel Corp.	14,125	665,365
#	Sebang Co., Ltd.	80,550	1,095,828
	Sejong Industrial Co., Ltd.	101,600	609,714
	Sempio Foods Co.	16,170	353,222
#	Seondo Electric Co., Ltd.	35,800	91,576
#	Seoul Securities Co., Ltd.	683,569	1,100,540
*	SGWICUS Corp.	20,530	67,622
*	SH Chemical Co., Ltd.	44,940	403,706
#	Shin Heung Securities Co., Ltd.	28,003	879,354
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	258,162
#	Shin Young Securities Co., Ltd.	26,040	1,656,980
	Shin Young Wacoal, Inc.	273	40,199
	Shinhan Financial Group Co., Ltd.	91,506	4,929,319
*	Shinpoong Pharmaceutical Co., Ltd.	13,200	305,724

26

#	Shinsegae Engineering & Construction Co., Ltd.	3,980	$121,077
	Shinsung Engineering & Construction Co., Ltd.	39,449	277,038
#	Shinsung Engineering Co., Ltd.	108,470	531,407
*	Shinsung Tongsang Co., Ltd.	34,250	162,757
#	Silla Trading Co., Ltd.	18,890	269,059
	Sindo Ricoh Co., Ltd.	27,650	1,682,976
#	SJM Co., Ltd.	60,580	348,783
	SK Co., Ltd.	129,764	23,061,676
	SK Energy Co., Ltd.	230,735	31,327,616
#	SK Gas Co., Ltd.	24,760	1,985,469
#	SKC Co., Ltd.	74,250	1,833,192
	SL Corp.	33,210	271,201
*	Songwon Industrial Co., Ltd.	45,480	190,698
#	Soosan Heavy Industries Co., Ltd.	90,730	142,922
* #	Ssangyong Cement Industry Co., Ltd.	244,156	3,380,710
* #	Ssangyong Motor Co.	390,550	2,082,117
#	Suheung Capsule Co., Ltd.	52,170	335,965
	Sung Bo Chemicals Co., Ltd.	4,130	175,381
#	Sung Chang Enterprise Co., Ltd.	20,760	522,777
* #	Sung Shin Cement Co., Ltd.	60,720	783,641
* #	Sungjee Construction Co., Ltd.	28,480	928,732
* #	Sungwon Corp.	69,880	1,042,457
* #	Sunjin Co., Ltd.	7,650	218,541
#	Sunkyong Securities Co., Ltd.	384,280	1,260,409
#	Tae Kwang Industrial Co., Ltd.	2,881	3,086,679
#	Tae Kyung Industrial Co., Ltd.	92,200	367,540
#	Taegu Department Store Co., Ltd.	52,221	860,620
* #	Taeyoung Engineering & Construction	242,600	2,640,814
#	Tai Han Electric Wire Co., Ltd.	146,747	7,150,118
	Tai Lim Packaging Industries Co., Ltd.	13,420	156,844
*	Taihan Textile Co., Ltd.	836	42,522
* #	Telcoware Co., Ltd.	36,000	297,668
* #	The Will-Bes & Co., Ltd.	44,310	185,447
*	Tong Kook Corp.	607	1,010
#	Tong Yang Moolsan Co., Ltd.	12,890	121,061
* #	TRYBRANDS, Inc.	75,800	351,190
#	TS Corp.	11,001	745,260
#	Unid Co., Ltd.	32,400	1,336,580
*	Unimo Technology Co., Ltd.	46,890	72,536
* #	Union Steel Manufacturing Co., Ltd.	29,697	720,632
	Wiscom Co., Ltd.	32,980	144,449
#	Woori Financial Co., Ltd.	53,950	583,909
#	Woori Investment & Securities Co., Ltd.	333,310	7,561,222
	WooSung Feed Co., Ltd.	101,890	194,782
#	YESCO Co., Ltd.	16,050	664,220
#	Yoosung Enterprise Co., Ltd.	106,520	435,128
#	Youlchon Chemical Co., Ltd.	82,970	673,641
*	Young Poong Mining & Construction Corp.	18,030	1,056
	Youngbo Chemical Co., Ltd.	33,000	85,241
#	Youngone Corp.	178,660	1,779,407
#	Youngpoong Corp.	4,220	1,968,012
#	YuHwa Securities Co., Ltd.	26,020	557,578
* #	Yuyang Telecom Co., Ltd.	11,200	111,318
*	Zinus, Inc.	9,330	7,452
TOTAL COMMON STOCKS			869,120,045

27

RIGHTS/WARRANTS — (0.0%)
*	Hanwha Securities Co., Ltd. Rights 03/11/08	63,678	$325,495

TOTAL — SOUTH KOREA			869,445,540

TAIWAN — (11.7%)
COMMON STOCKS — (11.7%)
*	A.G.V. Products Corp.	2,006,000	817,494
*	Abocom Systems, Inc.	340,752	144,153
*	Acbel Polytech, Inc.	2,796,040	1,121,859
*	Accton Technology Corp.	2,528,000	1,008,748
	Allis Electric Co., Ltd.	749,320	225,487
	Ampoc Far East Co., Ltd.	727,200	269,683
	Amtran Technology Co., Ltd.	1,866,237	1,605,592
*	Apex Science & Engineering Corp.	496,000	118,908
*	Arima Computer Corp.	6,587,000	1,169,809
	Asia Cement Corp.	10,533,365	17,293,320
	Asia Chemical Corp.	1,756,000	919,535
	Asia Polymer Corp.	1,576,489	1,277,933
*	Asia Vital Components Co., Ltd.	1,133,322	840,708
	AU Optronics Corp.	3,785,317	7,220,071
	Audix Co., Ltd.	811,000	625,870
	Aurora Corp.	548,403	499,733
	Aurora Systems Corp.	281,000	180,630
	Avision, Inc.	1,353,982	810,842
	Bank of Kaohsiung Co., Ltd.	3,532,622	1,745,569
*	Behavior Tech Computer Corp.	2,211,791	459,314
*	Bes Engineering Corp.	9,541,443	2,844,700
	Biostar Microtech International Corp.	458,265	243,874
	C Sun Manufacturing, Ltd.	212,736	121,870
*	Carnival Industrial Corp.	2,482,000	672,815
	Cathay Chemical Works, Inc.	857,000	374,592
	Cathay Real Estate Development Co., Ltd.	8,230,421	5,448,751
	Central Reinsurance Co., Ltd.	2,340,744	1,293,691
	Chain Qui Development Co., Ltd.	272,173	321,860
	Champion Building Materials Co., Ltd.	1,987,538	1,060,792
	Chang Hwa Commercial Bank	40,421,459	25,254,320
*	Chang-Ho Fibre Corp.	192,000	87,755
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	666,224
	Cheng Loong Corp.	7,053,480	2,837,650
	Chenming Mold Industrial Corp.	762,348	254,821
	Chi Mei Optoelectronic Corp.	28,881,840	37,988,770
*	Chia Her Industrial Co., Ltd.	2,263,340	212,451
*	Chia Hsin Cement Corp.	3,768,000	2,933,042
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	63,798
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	717,867
*	Chien Tai Cement Co., Ltd.	238	15
	Chilisin Electronics Corp.	165,000	84,935
	China Airlines	17,623,952	9,502,093
	China Chemical & Pharmaceutical Co.	1,877,264	1,143,680
	China Development Financial Holding Corp.	82,399,056	33,740,886
	China Electric Manufacturing Co., Ltd.	2,529,200	1,220,384
*	China General Plastics Corp.	2,402,000	775,399

28

	China Glaze Co., Ltd.	875,945	$340,113
*	China Man-Made Fiber Co., Ltd.	8,736,813	2,991,342
	China Motor Co., Ltd.	6,106,749	4,571,700
*	China Petrochemical Development Corp.	12,493,000	5,965,228
*	China Rebar Co., Ltd.	439,188	64,213
	China Steel Structure Co., Ltd.	498,219	306,220
	China Synthetic Rubber Corp.	2,189,890	2,839,873
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	345,400
*	Chinatrust Financial Holdings Co., Ltd.	38,505,809	34,424,526
	Ching Feng Home Fashions Industries Co., Ltd.	964,190	755,313
	Chin-Poon Industrial Co., Ltd.	2,197,451	1,832,725
	Chun Yu Works & Co., Ltd.	1,800,000	570,019
	Chun Yuan Steel Industrial Co., Ltd.	3,336,026	1,425,227
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	1,058,694
	Chung Hwa Pulp Corp.	3,513,419	2,375,193
*	Chung Shing Textile Co., Ltd.	600	9
*	Chungwa Picture Tubes Co., Ltd.	51,320,045	17,174,902
*	Clevo Co.	2,445,029	3,595,342
*	CMC Magnetics Corp.	24,065,000	7,773,514
	Collins Co., Ltd.	2,528,319	967,517
	Compal Electronics, Inc.	2,278,232	2,053,324
	Compeq Manufacturing Co., Ltd.	7,890,000	2,517,636
*	Compex International Co. Ltd.	46,400	300
	Continental Engineering Corp.	5,696,848	3,874,963
*	Cosmos Bank Taiwan	6,220,200	609,646
	CTCI Corp.	2,762,786	2,160,408
	CX Technology Co., Ltd.	82,728	47,551
	Cyntec Co., Ltd.	26,655	29,299
	Da-Cin Construction Co., Ltd.	1,684,579	787,499
*	Delpha Construction Co., Ltd.	1,684,044	434,691
*	Der Pao Construction Co., Ltd.	1,139,000	30,211
	Diamond Flower Electric Instrument Co., Ltd.	67,916	158,677
*	E.Sun Financial Holding Co., Ltd.	14,657,000	8,426,423
	Eastern Media International	8,164,235	2,504,372
	Eclat Textile Co., Ltd.	301,813	162,912
	Edom Technology Co., Ltd.	888,800	478,432
	Elan Microelectronics Corp.	1,495,361	2,205,107
	Elite Material Co., Ltd.	1,168,739	415,139
	Elite Semiconductor Memory Technology, Inc.	770,009	1,251,408
*	Elitegroup Computer Systems Co., Ltd.	7,674,975	2,839,724
	Enlight Corp.	1,891,549	533,723
*	EnTie Commercial Bank	2,083,474	526,475
	Eten Information Systems, Ltd.	842,009	1,091,143
*	Eva Airways Corp.	16,403,783	9,003,372
*	Ever Fortune Industrial Co., Ltd.	409,000	4,366
	Everest Textile Co., Ltd.	3,357,002	818,872
	Evergreen International Storage & Transport Corp.	6,264,000	4,221,848
	Evergreen Marine Corp., Ltd.	11,512,527	9,409,117
	Everlight Chemical Industrial Corp.	1,816,950	1,003,083
*	Everspring Industry Co., Ltd.	1,293,180	340,960
	Evertop Wire Cable Corp.	790,372	217,997
	Excel Cell Electronics Co., Ltd.	565,000	279,816
	Far East Textile, Ltd.	17,787,541	28,980,148
	Far Eastern Department Stores, Ltd.	4,734,225	8,657,836

29

*	Far Eastern International Bank	11,541,236	$3,884,865
	Federal Corp.	2,988,286	2,043,540
	Feng Hsin Iron & Steel Co., Ltd.	333,000	624,050
*	FIC Global, Inc.	122,255	28,892
	First Copper Technology Co., Ltd.	2,383,750	999,360
	First Financial Holding Co., Ltd.	17,883,506	15,965,454
	First Hotel	495,322	565,210
*	First Steamship Co., Ltd.	728,000	1,548,077
	Formosa Taffeta Co., Ltd.	7,495,511	7,446,330
	Formosan Rubber Group, Inc.	4,667,000	3,255,871
	Formosan Union Chemical Corp.	223,848	97,623
	Fortune Electric Co., Ltd.	757,000	1,166,479
*	Fu I Industrial Co., Ltd.	290,400	99,862
	Fubon Financial Holding Co., Ltd.	30,440,000	33,128,431
	Fwuson Industry Co., Ltd.	1,474,000	650,820
*	G.T.M. Corp.	543,000	488,287
*	Giga Storage Corp.	2,039,898	508,077
	Giga-Byte Technology Co., Ltd.	5,303,287	3,309,375
	Gold Circuit Electronics, Ltd.	1,421,805	1,013,692
	Goldsun Development & Construction Co., Ltd.	7,993,038	5,005,121
	Good Will Instrument Co., Ltd.	365,400	268,066
	Gordon Auto Body Parts Co., Ltd.	1,034,830	387,782
*	Grand Pacific Petrochemical Corp.	3,861,000	1,427,527
	Grape King, Inc.	516,000	351,365
	Great China Metal Industry Co., Ltd.	1,577,000	744,243
	Great Wall Enterprise Co., Ltd.	1,640,398	2,170,218
	Hanpin Co., Ltd.	1,008,000	610,066
*	Helix Technology, Inc.	29,585	9,043
	Hey Song Corp.	3,250,000	1,834,591
*	Hitron Technologies, Inc.	619,000	195,033
*	Ho Tung Holding Corp.	3,868,628	1,184,554
*	Hocheng Corp.	2,777,000	986,098
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	457,874
*	Hong Ho Precision Textile Co., Ltd.	58,136	17,230
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	1,256,734
	Hong Yi Fiber Industry Co., Ltd.	573,000	183,673
	Hsin Kuang Steel Co., Ltd.	1,000,099	1,229,410
	Hsing Ta Cement Co., Ltd.	1,969,980	725,947
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	1,469,910
	Hua Nan Financial Holding Co., Ltd.	3,099,428	2,448,072
*	Hualon Corp.	257,040	8,980
	Hung Ching Development & Construction Co., Ltd.	1,828,468	951,556
	Hung Poo Construction Corp.	1,378,650	2,194,685
	Hung Sheng Construction Co., Ltd.	3,463,000	2,915,520
*	Hwa Fong Rubber Co., Ltd.	296,000	83,824
	Ichia Technologies, Inc.	1,463,000	1,054,136
	Inventec Corp.	12,941,697	7,478,523
*	Jean Co., Ltd.	190,000	59,897
	Jui Li Enterprise Co., Ltd.	692,000	255,113
	Jung Shing Wire Co., Ltd.	126,670	33,706
	K Laser Technology, Inc.	680,000	584,310
	Kang Na Hsiung Co., Ltd.	1,395,127	739,827
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	632,748
	Kaulin Manufacturing Co., Ltd.	820,050	783,475
	Kee Tai Properties Co., Ltd.	1,072,095	748,284

30

*	Kenda Rubber Industrial Co., Ltd.	1,868,505	$1,504,958
	King Yuan Electronics Co., Ltd.	9,655,699	4,794,919
	Kingdom Construction Co., Ltd.	3,912,000	2,103,955
*	King’s Town Bank	5,194,012	1,560,994
	Kinpo Electronics, Inc.	9,500,368	3,152,907
	Knowledge-Yield-Excellence Systems Corp.	421,460	579,929
	Kung Long Batteries Industrial Co., Ltd.	173,000	211,780
*	Kuoyang Construction Co., Ltd.	641,029	406,079
*	Kwong Fong Industries Corp.	3,801,000	1,217,404
	Lan Fa Textile Co., Ltd.	2,350,930	878,275
*	Lead Data Co., Ltd.	2,539,140	614,869
*	Leadtek Research, Inc.	706,645	280,430
*	Lealea Enterprise Co., Ltd.	4,440,000	1,396,844
	Lee Chang Yung Chemical Industry Corp.	927,387	1,046,199
	Lee Chi Enterprises Co., Ltd.	845,900	337,756
	Lelon Co., Ltd.	919,118	339,895
*	Leofoo Development Co., Ltd.	2,276,000	1,650,533
	Les Enphants Co., Ltd.	157,740	113,675
*	Li Peng Enterprise Co., Ltd.	3,835,300	1,229,048
	Lian Hwa Foods Corp.	157,000	62,574
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	192,789
	Lien Hwa Industrial Corp.	3,951,884	2,916,640
	Lingsen Precision Industries, Ltd.	2,254,295	864,782
	Lite-On Technology Corp.	104,189	142,326
	Long Bon Development Co., Ltd.	2,700,943	1,603,661
	Long Chen Paper Co., Ltd.	3,497,713	1,383,968
	Lucky Cement Corp.	2,683,000	922,676
	Macronix International Co., Ltd.	25,853,255	11,433,585
	Mayer Steel Pipe Corp.	788,740	734,524
	Maywufa Co., Ltd.	192,264	99,514
	Mega Financial Holding Co., Ltd.	73,408,000	52,418,320
*	Megamedia Corp.	782	6
	Meiloon Co., Ltd.	567,834	373,886
	Mercuries & Associates, Ltd.	3,536,980	2,462,351
*	Mercuries Data Co., Ltd.	1,131,800	257,354
	Merida Industry Co., Ltd.	447,260	805,272
	Microelectronics Technology, Inc.	1,938,000	1,058,986
	Micro-Star International Co., Ltd.	6,401,528	5,091,554
*	Microtek International, Inc.	819,062	129,546
	Mitac Technology Corp.	1,501,065	1,201,131
	Mobiletron Electronics Co., Ltd.	90,000	85,325
	Mospec Seminconductor Corp.	404,000	456,716
*	Mustek Systems, Inc.	2,117,514	530,495
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	354,885
	Nankang Rubber Tire Co., Ltd.	214,570	359,596
	Nantex Industry Co., Ltd.	1,326,795	1,258,540
	Nanya Technology Co., Ltd.	20,440,706	11,766,044
*	New Asia Construction & Development Co., Ltd.	1,011,542	225,531
	Nien Hsing Textile Co., Ltd.	3,910,000	2,518,958
	Ocean Plastics Co., Ltd.	1,135,776	819,358
*	Optimax Technology Corp.	3,466,000	1,030,640
*	Opto Tech Corp.	885,609	750,917
*	Orient Semiconductor Electronics, Ltd.	648,713	161,439
	Oriental Union Chemical Corp.	3,497,280	3,401,371
*	Pacific Construction Co., Ltd.	4,079,256	450,494

31

*	Pacific Electric Wire & Cable Corp.	1,873,020	$31,505
	Pan Jit International, Inc.	913,155	823,175
	Phihong Technology Co., Ltd.	2,048,447	1,279,782
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	160,635
	Prince Housing & Development Corp.	3,390,036	1,947,527
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	1,016,835
	Promise Technology, Inc.	646,126	372,609
*	Qisda Corp.	8,294,400	7,729,722
*	Quintain Steel Co., Ltd.	3,247,000	831,362
	Radium Life Tech Corp.	791,114	896,054
*	Ralec Electronic Corp.	286,018	344,500
	Realtek Semiconductor Corp.	789,500	2,338,978
*	Rectron, Ltd.	621,128	90,846
*	Reward Wool Industry Corp.	965,000	321,876
*	Rexon Industrial Corp., Ltd.	1,026,820	286,556
*	Ritek Corp.	20,663,518	4,934,455
	Ruentex Development Co., Ltd.	2,897,000	3,093,379
	Ruentex Industries, Ltd.	2,485,000	2,294,372
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	1,273,501
	San Fang Chemical Industry Co., Ltd.	207,280	156,031
	Sanyang Industrial Co., Ltd.	5,262,000	3,622,998
	Sanyo Electric Co., Ltd.	971,000	1,284,050
	Senao International Co., Ltd.	149,474	211,778
	Shan-Loong Transportation Co., Ltd.	133,286	69,824
	Sheng Yu Steel Co., Ltd.	1,782,000	1,811,860
	Shihlin Electric & Engineering Corp.	1,743,000	2,148,298
	Shin Kong Financial Holding Co., Ltd.	13,020,000	9,349,547
	Shinkong Co., Ltd.	2,078,488	1,204,577
*	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	3,241,990
*	Shuttle, Inc.	1,190,223	500,195
	Sigurd Microelectronics Corp.	464,000	255,214
	Silicon Integrated Systems Corp.	9,395,485	3,197,427
	Sincere Navigation Corp.	458,462	934,275
	Sinkang Industries Co., Ltd.	806,669	620,415
	Sinkong Spinning Co., Ltd.	1,246,311	1,286,516
	Sinon Corp.	2,114,700	805,216
	SinoPac Holdings Co., Ltd.	64,439,809	27,879,117
*	Sintek Photronics Corp.	5,850,182	1,673,865
	Siward Crystal Technology Co., Ltd.	889,405	537,915
*	Solomon Technology Corp.	1,916,000	1,200,891
	South East Soda Manufacturing Co., Ltd.	927,500	715,363
	Southeast Cement Co., Ltd.	3,550,700	1,606,710
*	Space Shuttle Hi-Tech Co., Ltd.	533,271	142,463
	Spirox Corp.	452,000	409,620
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	507,312
	Standard Foods Taiwan, Ltd.	1,850,000	1,012,533
	Stark Technology, Inc.	1,292,000	649,709
	Sunonwealth Electric Machine Industry Co., Ltd.	1,504,705	879,764
	Sunplus Technology Co., Ltd.	1,150,000	1,284,401
	Synnex Technology International Corp.	1,533,945	3,758,975
*	Syscom Computer Engineering Co.	446,000	128,615
	Sysware Systex Corp.	920,890	940,687

32

*	T JOIN Transportation Co.	3,278,000	$1,751,073
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	1,606,762
*	Ta Chong Bank, Ltd.	12,806,906	3,785,431
	Ta Ya Electric Wire & Cable Co., Ltd.	3,906,213	1,241,772
	Ta Yih Industrial Co., Ltd.	192,000	139,182
	Tah Hsin Industrial Corp.	1,452,000	1,212,891
*	Tai Roun Products Co., Ltd.	379,000	142,508
	Ta-I Technology Co., Ltd.	1,194,508	924,818
*	Taichung Commercial Bank	7,572,961	3,375,373
	Tainan Spinning Co., Ltd.	9,101,000	5,159,694
*	Taishin Financial Holdings Co., Ltd.	60,271,000	28,042,105
*	Taisun Enterprise Co., Ltd.	1,931,721	687,334
*	Taita Chemical Co., Ltd.	1,723,690	590,366
*	Taiwan Business Bank	40,884,549	13,103,720
	Taiwan Cement Corp.	12,184,958	21,677,913
	Taiwan Cooperative Bank	26,752,959	22,191,113
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	1,683,755
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	72,873
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	65,682
	Taiwan Glass Industrial Corp.	5,433,094	6,328,502
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,213,777	1,108,182
	Taiwan Kai Yih Industrial Co., Ltd.	657,510	310,176
*	Taiwan Kolin Co., Ltd.	5,797,000	2,393,986
	Taiwan Line Tek Electronic Co., Ltd.	431,019	248,532
	Taiwan Mask Corp.	2,121,000	1,182,547
	Taiwan Navigation Co., Ltd.	684,898	1,218,147
	Taiwan Polypropylene Co., Ltd.	1,756,680	1,305,965
*	Taiwan Pulp & Paper Corp.	2,218,000	855,783
*	Taiwan Sakura Corp.	1,612,397	634,168
	Taiwan Sogo Shinkong Security Co., Ltd.	604,123	543,752
	Taiwan Styrene Monomer Corp.	3,576,560	1,594,602
*	Taiwan Tea Corp.	3,094,381	2,862,665
	Taiyen Biotech Co., Ltd.	1,776,000	1,540,427
*	Tatung Co., Ltd.	22,351,000	13,094,796
*	Teapo Electronic Corp.	2,496,670	470,826
	Teco Electric & Machinery Co., Ltd.	15,351,834	8,642,872
	Tecom, Ltd.	1,440,753	779,670
	Test-Rite International Co., Ltd.	1,514,244	942,698
	Tex-Ray Industrial Co., Ltd.	724,000	303,713
	The Ambassador Hotel	996,000	1,467,920
*	The Chinese Bank	8,296,000	—
	The First Insurance Co., Ltd.	1,886,446	917,081
	Thye Ming Industrial Co., Ltd.	164,000	332,085
	Ton Yi Industrial Corp.	8,969,810	4,063,475
	Tong Yang Industry Co., Ltd.	434,660	400,484
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	66,816
*	Tsann Kuen Enterprise Co., Ltd.	1,037,000	1,376,914
	TSRC Corp.	1,874,400	2,521,387
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	139,505
	Tung Ho Steel Enterprise Corp.	2,688,555	4,259,400
*	Twinhead International Corp.	1,446,017	199,196
	TYC Brother Industrial Co., Ltd.	1,137,241	826,446
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	660,390
	Tze Shin International Co., Ltd.	890,400	568,416
*	Union Bank of Taiwan	9,266,577	2,060,278

33

*	Union Insurance Co., Ltd.	189,469	$95,078
	Unitech Electronics Co., Ltd.	1,280,174	543,443
	Unitech Printed Circuit Board Corp.	1,898,348	1,594,997
	United Integration Service Co., Ltd.	986,000	864,377
	United Microelectronics Corp.	101,904,374	60,486,665
*	Universal Cement Corp.	3,374,585	1,654,602
	Universal Microelectronics Co., Ltd.	729,010	364,785
	Universal Scientific Industrial Co., Ltd.	6,295,816	3,252,191
	Universal, Inc.	622,000	255,432
	UPC Technology Corp.	4,723,498	2,839,049
	USI Corp.	4,528,000	2,783,504
*	U-TECH Media Corp.	1,566,799	461,595
*	Ve Wong Corp.	1,112,000	881,072
*	Visual Photonics Epitacy Co., Ltd.	86,000	119,426
	Walsin Lihwa Corp.	23,007,412	11,025,713
	Walsin Technology Corp., Ltd.	3,596,513	2,535,092
	Wan Hwa Enterprise Co., Ltd.	1,187,827	716,946
	Waterland Financial Holdings	12,628,620	4,826,161
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	475,367
*	Wei Chuan Food Corp.	1,007,000	666,199
	Weltrend Semiconductor, Inc.	898,160	797,616
	Winbond Electronics Corp.	29,524,000	8,090,617
	Wintek Corp.	7,268,000	7,095,213
	WPG Holdings Co., Ltd.	1,006,464	1,102,436
*	Wus Printed Circuit Co., Ltd.	3,003,928	742,422
*	Ya Hsin Industrial Co., Ltd.	1,936,000	—
	Yageo Corp.	26,995,840	8,210,211
	Yang Ming Marine Transport Corp.	8,308,906	5,480,310
	Yeung Cyang Industrial Co., Ltd.	593,154	701,639
*	Yi Jinn Industrial Co., Ltd.	1,966,000	310,941
	Yieh Phui Enterprise Co., Ltd.	9,131,927	4,168,099
	Yosun Industrial Corp.	1,881,981	1,366,477
*	Yuanta Financial Holding Co., Ltd.	9,699,422	8,503,462
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,348,057	4,357,459
	Yulon Motor Co., Ltd.	6,333,184	8,557,756
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,000	78,106
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	610,732
	Yung Tay Engineering Co., Ltd.	2,407,000	1,917,631
	Zig Sheng Industrial Co., Ltd.	3,940,450	1,015,192
TOTAL COMMON STOCKS			1,041,053,480

RIGHTS/WARRANTS — (0.0%)
*	Shin Kong Financial Holding Co., Ltd. Rights 03/27/08	721,444	94,512

TOTAL — TAIWAN			1,041,147,992

THAILAND — (2.7%)
COMMON STOCKS — (2.7%)
	Aapico Hitech PCL, Ltd. (Foreign) NVDR	539,800	205,801
*	Adkinson Securities PCL (Foreign)	26,881,000	640,532
*	Advance Agro PCL (Foreign)	1,859,030	2,281,335
#	Asia Plus Securities PCL (Foreign)	7,008,500	855,048
	Ayudhya Insurance PCL	228,500	155,358
	Bangkok Bank PCL (Foreign)	5,539,200	23,406,310

34

#	Bangkok Bank PCL (Foreign) NVDR	3,612,100	$14,918,920
	Bangkok Expressway PCL (Foreign)	5,353,500	3,724,913
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	257,248
	Bangkok Insurance PCL (Foreign)	87,880	776,192
*	Bangkok Land PCL (Foreign)	39,735,803	921,593
*	Bangkok Land PCL (Foreign) NVDR	38,933,300	902,980
#	Bank of Ayudhya PCL (Foreign) NVDR	16,377,100	13,268,183
	Banpu PCL (Foreign)	837,700	12,775,091
	Big C Supercenter PCL (Foreign)	1,274,800	1,873,217
#	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,304,200	2,917,401
#	Capital Nomura Securities PCL (Foreign)	370,100	402,730
	Capital Nomura Securities PCL (Foreign) NVDR	108,300	117,848
	Central Plaza Hotel PCL (Foreign)	5,422,500	999,222
	Charoen Pokphand Foods PCL (Foreign)	44,618,740	6,549,280
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	173,308
	Delta Electronics (Thailand) PCL (Foreign)	4,909,500	3,618,758
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	1,351,136
*	Erawan Group PCL	476,550	68,133
	Erawan Group PCL (Foreign)	3,812,400	545,061
	GMM Grammy PCL (Foreign)	338,100	107,419
*	Golden Land Property PCL (Foreign)	232,500	59,094
*	Golden Land Property PCL (Foreign) NVDR	570,000	144,877
	Hana Microelectronics PCL (Foreign)	935,000	564,416
	Hermraj Land & Development PCL (Foreign)	58,054,500	2,084,244
	ICC International PCL (Foreign)	2,755,000	3,632,486
*	Italian-Thai Development PCL	7,760,200	2,231,289
* #	Italian-Thai Development PCL (Foreign) NVDR	4,900,000	1,416,680
	Jasmine International PCL (Foreign)	54,242,600	448,072
	Kang Yong Electric PCL (Foreign)	236,200	302,989
	Kasikornbank PCL (Foreign)	1,530,000	4,350,596
	KGI Securities One PCL (Foreign)	14,256,100	1,114,218
	Kiatnakin Bank PCL (Foreign) NVDR	116,800	109,471
	Kiatnakin Finance PCL (Foreign)	3,036,300	2,845,778
*	Krung Thai Bank PCL	9,801,600	3,286,067
#	Krung Thai Bank PCL (Foreign)	40,093,900	13,630,015
	Krungthai Card PCL (Foreign)	1,326,700	956,826
	Laguna Resorts & Hotels PCL (Foreign)	1,364,500	2,080,890
	Lalin Property PCL (Foreign)	4,561,600	405,798
#	Loxley PCL (Foreign)	17,739,300	1,386,455
	MBK Development PCL (Foreign)	903,400	2,052,203
	MK Real Estate Development PCL (Foreign)	5,772,100	432,793
	Modernform Group PCL (Foreign)	46,000	57,728
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	699,768
*	Nakornthai Strip Mill PCL (Foreign)	126,273,000	1,043,081
	Noble Development PCL (Foreign)	2,425,600	317,505
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	1,767,365
	Polyplex PCL (Foreign)	5,424,000	1,171,825
	Power Line Engineering PCL (Foreign)	4,061,300	677,421
	Pranda Jewelry PCL (Foreign)	610,000	174,424
*	Property Perfect PCL (Foreign)	3,707,900	464,150
* #	PTT Aromatics & Refining PCL (Foreign)	5,015,216	6,732,101
	PTT Chemical PCL (Foreign)	4,915,610	18,428,657
	Quality Houses PCL (Foreign)	47,936,200	3,655,183
	Regional Container Lines PCL (Foreign)	6,950,000	5,630,659

35

	Rojana Industrial Park PCL (Foreign)	92,600	$45,895
	Saha Pathana Inter-Holding PCL (Foreign)	3,316,000	2,054,392
	Saha Pathanapibul PCL (Foreign)	1,367,000	833,881
	Saha-Union PCL (Foreign)	3,025,300	1,816,622
	Sahaviriya Steel Industries PCL (Foreign)	76,350,800	2,207,442
#	Sansiri PCL (Foreign)	10,262,900	1,206,441
	SC Asset Corp. PCL (Foreign)	1,345,200	670,997
	Seamico Securities PCL (Foreign)	5,788,600	625,298
* #	Shinawatra Satellite PCL (Foreign)	11,230,400	3,675,079
	Siam Commercial Bank PCL (Foreign)	4,716,800	13,112,629
	Siam Industrial Credit PCL (Foreign)	1,840,950	244,485
#	Siam Makro PCL (Foreign)	331,200	1,036,480
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	1,611,525
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	508,471
	Supalai PCL (Foreign)	10,329,366	1,174,873
	SVOA PCL (Foreign)	4,744,000	195,940
	Tata Steel (Thailand) PCL (Foreign)	12,239,300	878,819
	Thai Plastic & Chemicals PCL (Foreign)	3,839,200	2,561,500
	Thai Rayon PCL (Foreign)	165,000	366,958
*	Thai Rung Union Car PCL (Foreign)	5,386,250	427,820
	Thai Union Frozen Products PCL (Foreign) NVDR	587,600	380,843
	Thai Wacoal PCL (Foreign)	93,300	100,785
*	Thai-German Ceramic Industry PCL (Foreign)	5,130,300	187,445
	Thanachart Capital PCL (Foreign)	12,543,100	6,137,053
#	Thoresen Thai Agencies PCL (Foreign)	2,366,200	3,608,502
	Tipco Asphalt PCL (Foreign)	157,500	119,094
	Tipco Asphalt PCL (Foreign)	246,356	186,283
	Tisco Bank PCL (Foreign) NVDR	246,000	232,518
* #	TMB Bank PCL (Foreign)	105,114,716	4,408,306
*	Total Access Communication PLC ADR	1,264,380	1,782,776
#	TPI Polene PCL (Foreign)	13,440,324	3,117,216
*	Tuntex (Thailand) PCL (Foreign)	1,987,600	121,245
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	231,082
	Univentures PCL (Foreign)	3,481,400	320,764
#	Vanachai Group PCL (Foreign)	9,076,500	1,061,208
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	123,820
	Vinythai PCL (Foreign)	5,213,817	1,209,241
TOTAL COMMON STOCKS			236,751,869

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	3,987,330	12,668
*	Cal-Comp Electronics (Thailand) PCL (Foreign) Warrants 04/18/09	2,192,300	96,816
*	SVI PCL (Foreign) Warrants 12/06/10	799,000	15,485
TOTAL RIGHTS/WARRANTS			124,969

TOTAL — THAILAND			236,876,838

TURKEY — (2.5%)
COMMON STOCKS — (2.5%)
	Adana Cimento Sanayi Ticaret A.S.	591,987	308,282
	Akbank T.A.S.	4,025,298	21,308,448
*	Akenerji Elektrik Uretim A.S.	216,113	1,860,065
	Aksa Akrilik Kimya Sanayii A.S.	741,264	1,143,940

36

	Aksigorta A.S.	1,550,206	$7,695,765
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	205,344
	Alarko Holding A.S.	863,213	2,011,882
	Alkim Alkali Kimya A.S.	45,205	288,006
*	Alternatifbank A.S.	1	1
*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	763,517
	Anadolu Anonim Turk Sigorta Sirketi A.S.	1,645,071	2,121,181
	Anadolu Cam Sanayii A.S.	1,302,498	3,177,100
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	438,578
	Arcelik A.S	92,828	522,749
*	Ayen Enerji A.S.	600,828	1,265,427
	Aygaz A.S.	1,199,987	4,177,423
	Bagfas Bandirma Gubre Fabrikalari A.S.	7,535	732,347
*	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	267,434	754,552
	Bati Anabolu Cimento A.S.	255,022	1,846,826
	Bati Soeke Cimento Sanayi A.S.	183,843	373,266
*	Beko Elektronik A.S.	283,333	235,870
	Bolu Cimento Sanayii A.S.	618,428	906,351
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	701,442
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	656,184
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,261	504,744
*	Cemtas Celik Makina Sanayi ve Ticaret A.S.	454,263	590,823
	Cimsa Cimento Sanayi ve Ticaret A.S.	486,117	2,824,655
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Dogan Gazetecilik A.S.	96,299	204,072
*	Dogan Sirketler Grubu Holding A.S.	7,632,833	9,603,700
	Dogus Otomotiv Servis ve Ticaret A.S.	426,889	2,377,288
*	Eczacibasi Ilac Sanayi ve Ticaret A.S.	813,261	3,005,384
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	362,756	861,794
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	60,594
	Enka Insaat ve Sanayi A.S.	32,525	489,385
	Eregli Demir ve Celik Fabrikalari Turk A.S.	4,647,576	32,679,724
*	Fortis Bank A.S.	1	1
*	Gentas Clenel Metal Sanayi ve Ticaret A.S.	188,745	178,982
*	Goldas Kuyumculuk Sanayi A.S.	630,228	1,445,850
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	1,076,937
*	Goodyear Lastikleri T.A.S.	50,050	536,287
*	GSD Holding A.S.	2,261,921	1,829,028
*	Gunes Sigorta A.S.	578,342	767,992
	Hektas Ticaret T.A.S.	380,059	384,786
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	108,882
*	Ihlas Holding A.S.	2,158,431	1,753,200
*	Izmir Demir Celik Sanayii A.S.	575,981	1,094,941
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,501,750	1,894,723
	Karton Sanayi ve Ticaret A.S.	5,771	257,340
*	Klimasan Klima Sanayi ve Ticaret A.S.	43,605	186,136
*	Koc Holding A.S. Series B	3,802,822	14,322,005
	Konya Cimento Sanayii A.S.	3,926	147,502
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	625,784	1,358,134
	Mardin Cimento Sanayii ve Ticaret A.S.	180,922	922,410
*	Marmari Marti Otel Isletmeleri A.S.	869,614	640,298
	Marshall Boya ve Vernik Sanayii A.S.	27,295	288,970
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	475,885

37

*	Multu Aku ve Malzemeleri Sanayi A.S.	257,022	$431,812
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	742,161
	Nortel Networks Netas Telekomuenikasyon A.S.	34,377	520,809
	Otobus Karoseri Sanayi A.S.	51,460	719,394
*	Parsan Makina Parcalari Sanayii A.S.	247,602	435,545
	Pinar Entegre Et ve Un Sanayi A.S.	248,306	718,598
	Pinar Sut Mamulleri Sanayii A.S.	183,609	914,163
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	3,792
*	Sabah Yayincilik A.S.	31,938	99,438
*	Sanko Pazarlama Ithalat Ihracat A.S.	123,651	281,030
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	354,689	778,989
*	Sasa Dupont Sabanci Polyester Sanayi A.S.	1,346,358	566,415
*	Tat Konserve Sanayii A.S.	176,814	402,029
*	Tekstil Bankasi A.S.	379,143	399,583
	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,027,059
	Tofas Turk Otomobil Fabrikasi A.S.	683,282	3,125,097
	Trakya Cam Sanayii A.S.	2,543,706	4,947,179
	Tupras-Turkiye Petrol Rafinerileri A.S.	158,906	4,028,751
*	Turk Demir Dokum Fabrikalari A.S.	119,787	919,052
	Turk Sise ve Cam Fabrikalari A.S.	5,077,954	7,811,815
	Turkiye Garanti Bankasi A.S.	4,310,290	25,562,402
	Turkiye Is Bankasi A.S.	3,125,538	14,336,079
	Ulker Biskuvi Sanayi A.S.	255,919	793,724
	USAS Ucak Servisi A.S.	134,650	177,452
*	Uzel Makina Sanayii A.S.	250,039	285,538
*	Vestel Elektronik Sanayi ve Ticaret A.S.	791,801	1,307,504
	Yapi Kredi Finansal Kiralama A.S.	45,196	109,456
*	Yapi ve Kredi Bankasi A.S.	3,551,131	8,026,803
*	Zorlu Enerji Elektrik Uretim A.S.	462,156	1,685,434

TOTAL — TURKEY			217,524,101

	Face Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 2.94%, 03/03/08 (Collateralized by $33,420,000 FNMA 5.58%, 03/25/33, valued at $23,737,387) to be repurchased at $23,391,730	$23,386	23,386,000

SECURITIES LENDING COLLATERAL — (9.6%)
@ Repurchase Agreement, Barclays Capital Inc. 3.18%, 03/03/08 (Collateralized by $608,750,000 FHLMC, rates ranging from 0.000% to 5.500%, maturities ranging from 12/08/08 to 08/23/17; FNMA 5.400%, 11/02/17; & TVA 6.250%, 12/15/17, valued at $637,500,981 ) to be repurchased at $625,165,625	625,000	625,000,000
@ Repurchase Agreement, Deutsche Bank Securities 3.18%, 03/03/08 (Collateralized by $340,226,941 FHLMC, rates ranging from 5.000% to 7.000%, maturities ranging from 12/01/21 to 02/01/38; FNMA, rates ranging from 4.756%(r) to 6.317%(r), maturities ranging from 11/01/34 to 09/01/37; & GNMA 6.500%, 04/15/24; & FHLB, rates ranging from 2.625% to 5.500%, maturities ranging from 03/11/11 to 10/19/16, valued at $232,226,653 ) to be repurchased at $227,733,522	227,673	227,673,189
TOTAL SECURITIES LENDING COLLATERAL		852,673,189

TOTAL INVESTMENTS - (100.0%) (Cost $5,971,323,897)##		$8,861,002,362

Summary of inputs used to value the Fund’s net assets as of February 29, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 – Quoted Prices	$2,557,346,871
Level 2 – Other Significant Observable Inputs	6,303,655,491
Level 3 – Significant Unobservable Inputs	—
Total	$8,861,002,362

38

Organizational Note

Dimensional Emerging Markets Value Fund Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940. The Fund’s advisor is Dimensional Fund Advisors LP.

Security Valuation Note

Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the New York Stock Exchange (NYSE). For example, trading in the Japanese securities market is completed each day at the close of the Tokyo Stock Exchange (normally, 7:00 a.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, for example, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.   This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007.   The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 - quoted prices in active markets for identical securities
•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Funds’ net assets as of February 29, 2008 is included with each Funds’ Schedule of Investments.

Federal Tax Cost Note

At February 29, 2008, the total cost of securities for federal income tax purposes was $5,973,090,992 for Dimensional Emerging Markets Value Fund Inc.

39

ITEM 2.                                                CONTROLS AND PROCEDURES.

(a)                                 Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.                                                EXHIBITS.

(a)                                 Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DFA Investment Dimensions Group Inc.

By:	/s/ David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Booth
David G. Booth
Principal Executive Officer
DFA Investment Dimensions Group Inc.

Date: April 24, 2008

By:	/s/ David R. Martin
David R. Martin
Principal Financial Officer
DFA Investment Dimensions Group Inc.

Date: April 24, 2008